UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22903
J.P. Morgan Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

390 Madison Avenue
New York, NY 10017
(Address of principal executive offices) (Zip code)

Gregory S. Samuels
J.P. Morgan Investment Management Inc.
390 Madison Avenue
New York, NY 10017
(Name and Address of Agent for Service)
With copies to:
Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Alison M. Fumai, Esq. Dechert LLP 1905 Avenue of the Americas New York, NY 10036
Registrant's telephone number, including area code:
1-844-457-6383
Date of fiscal year end:
Last Day of February
Date of reporting period:
August 31, 2026

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)

JPMorgan 100% U.S. Treasury Securities Money Market ETF

Ticker: JMMF - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market ETF	$8	0.16%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$81,103,786
Total number of portfolio holdings	58
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	23.6
2–7 calendar days	6.0
8–30 calendar days	35.9
31–60 calendar days	21.0
61–90 calendar days	3.1
91–180 calendar days	7.0
181+ calendar days	3.4
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMMF-826
JPMorgan 100% U.S. Treasury Securities Money Market ETF
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)

JPMorgan Active Bond ETF

Ticker: JBND - New York Stock Exchange LLC
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Active Bond ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Active Bond ETF	$12	0.25%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$8,660,315,669
Total number of portfolio holdings	1,751
Portfolio turnover rate	22%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JBND-826
JPMorgan Active Bond ETF
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)

JPMorgan Active High Yield ETF

Ticker: JPHY - NYSE Arca, Inc. (Prior to April 16, 2026, Cboe BZX Exchange, Inc.)
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Active High Yield ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Active High Yield ETF	$23	0.45%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$2,244,766,045
Total number of portfolio holdings	550
Portfolio turnover rate	18%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPHY-826
JPMorgan Active High Yield ETF
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan BetaBuilders MSCI US REIT ETF
Ticker: BBRE - Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders MSCI US REIT ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders MSCI US REIT ETF	$6	0.11%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$1,254,874,581
Total number of portfolio holdings	105
Portfolio turnover rate	6%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
BBRE-826
JPMorgan BetaBuilders MSCI US REIT ETF
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan BetaBuilders U.S. Aggregate Bond ETF
Ticker: BBAG - Cboe BZX Exchange, Inc. (Prior to April 16, 2026, NYSE Arca, Inc.)
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Aggregate Bond ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders U.S. Aggregate Bond ETF	$1	0.03%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$1,033,532,782
Total number of portfolio holdings	1,588
Portfolio turnover rate	23%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
BBAG-826
JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
Ticker: BBSB - Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF	$2	0.04%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$55,150,015
Total number of portfolio holdings	92
Portfolio turnover rate	29%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
BBSB-826
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)

JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF

Ticker: BBLB - Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF	$2	0.04%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$33,704,714
Total number of portfolio holdings	41
Portfolio turnover rate	10%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
BBLB-826
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF

Ticker: BBIB - Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF	$2	0.04%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$54,039,745
Total number of portfolio holdings	82
Portfolio turnover rate	18%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
BBIB-826
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF

Ticker: BBHY - Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	$4	0.07%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$622,620,319
Total number of portfolio holdings	1,608
Portfolio turnover rate	15%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
(a)	Amount rounds to less than 0.1%.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
BBHY-826
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
Ticker: BBCB - Cboe BZX Exchange, Inc. (Prior to April 16, 2026, NYSE Arca, Inc.)
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF	$2	0.04%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$52,142,908
Total number of portfolio holdings	1,349
Portfolio turnover rate	17%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
BBCB-826
JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan Core Plus Bond ETF
Ticker: JCPB - NYSE Arca, Inc. (Prior to April 16, 2026, Cboe BZX Exchange, Inc.)
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Core Plus Bond ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Plus Bond ETF	$18	0.37%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$14,643,221,745
Total number of portfolio holdings	2,757
Portfolio turnover rate	34%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JCPB-826
JPMorgan Core Plus Bond ETF
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan Flexible Debt ETF
Ticker: JFLX - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Flexible Debt ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Flexible Debt ETF	$23	0.45%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$1,560,262,334
Total number of portfolio holdings	1,731
Portfolio turnover rate	65%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JFLX-826
JPMorgan Flexible Debt ETF
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan High Yield Municipal ETF
Ticker: JMHI - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan High Yield Municipal ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan High Yield Municipal ETF	$17	0.34%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$293,289,827
Total number of portfolio holdings	234
Portfolio turnover rate	43%
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMHI-826
JPMorgan High Yield Municipal ETF
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan Income ETF
Ticker: JPIE - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Income ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Income ETF	$20	0.39%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$10,686,860,293
Total number of portfolio holdings	2,715
Portfolio turnover rate	51%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPIE-826
JPMorgan Income ETF
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan Inflation Managed Bond ETF
Ticker: JCPI - NYSE Arca, Inc. (Prior to April 16, 2026, Cboe BZX Exchange, Inc.)
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Inflation Managed Bond ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Inflation Managed Bond ETF	$13	0.25%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$898,476,790
Total number of portfolio holdings	778
Portfolio turnover rate	41%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JCPI-826
JPMorgan Inflation Managed Bond ETF
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan International Bond Opportunities ETF
Ticker: JPIB - NYSE Arca, Inc. (Prior to April 16, 2026, Cboe BZX Exchange, Inc.)
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan International Bond Opportunities ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Bond Opportunities ETF	$25	0.50%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$2,208,677,596
Total number of portfolio holdings	1,144
Portfolio turnover rate	26%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPIB-826
JPMorgan International Bond Opportunities ETF
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan Limited Duration Bond ETF
Ticker: JPLD - NYSE Arca, Inc. (Prior to April 16, 2026, Cboe BZX Exchange, Inc.)
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Limited Duration Bond ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Limited Duration Bond ETF	$12	0.24%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$4,031,628,953
Total number of portfolio holdings	766
Portfolio turnover rate	23%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPLD-826
JPMorgan Limited Duration Bond ETF

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan Mortgage-Backed Securities ETF
Ticker: JMTG - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Mortgage-Backed Securities ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mortgage-Backed Securities ETF	$12	0.24%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$6,873,659,007
Total number of portfolio holdings	2,590
Portfolio turnover rate	25%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMTG-826
JPMorgan Mortgage-Backed Securities ETF

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan Municipal ETF
Ticker: JMUB - NYSE Arca, Inc. (Prior to April 16, 2026, Cboe BZX Exchange, Inc.)
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Municipal ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Municipal ETF	$8	0.17%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$8,750,482,549
Total number of portfolio holdings	2,087
Portfolio turnover rate	20%
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMUB-826
JPMorgan Municipal ETF
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan Realty Income ETF
Ticker: JPRE - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Realty Income ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Realty Income ETF	$25	0.50%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$477,394,670
Total number of portfolio holdings	40
Portfolio turnover rate	44%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPRE-826
JPMorgan Realty Income ETF
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan Short Duration Core Plus ETF
Ticker: JSCP - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Short Duration Core Plus ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short Duration Core Plus ETF	$16	0.33%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$1,821,767,611
Total number of portfolio holdings	1,316
Portfolio turnover rate	31%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
(a)	Amount rounds to less than 0.1%.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSCP-826
JPMorgan Short Duration Core Plus ETF
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan Sustainable Municipal Income ETF
Ticker: JMSI - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Sustainable Municipal Income ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Sustainable Municipal Income ETF	$8	0.17%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$389,372,222
Total number of portfolio holdings	289
Portfolio turnover rate	22%
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMSI-826
JPMorgan Sustainable Municipal Income ETF

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan Ultra-Short Income ETF
Ticker: JPST - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Ultra-Short Income ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Ultra-Short Income ETF	$9	0.17%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$41,127,609,330
Total number of portfolio holdings	797
Portfolio turnover rate	29%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)

Financials
41.5
Commercial Paper
13.5
Asset-Backed Securities
11.6
U.S. Treasury Obligations
3.8
Utilities
3.0
Certificates of Deposits
2.9
Consumer Discretionary
2.8
Industrials
2.0
Information Technology
1.8
Health Care
1.6
Consumer Staples
1.6
Energy
1.3
Communication Services
1.3
Real Estate
1.2
Others (each less than 1.0%)
1.4
Other Short-Term Investments
8.7

Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPST-826
JPMorgan Ultra-Short Income ETF
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)

JPMorgan Ultra-Short Municipal Income ETF

Ticker: JMST - NYSE Arca, Inc. (Prior to April 16, 2026, Cboe BZX Exchange, Inc.)
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Ultra-Short Municipal Income ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Ultra-Short Municipal Income ETF	$8	0.17%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$7,355,196,698
Total number of portfolio holdings	1,542
Portfolio turnover rate	20%
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMST-826
JPMorgan Ultra-Short Municipal Income ETF
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan USD Emerging Markets Sovereign Bond ETF
Ticker: JPMB - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan USD Emerging Markets Sovereign Bond ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan USD Emerging Markets Sovereign Bond ETF	$20	0.39%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$95,082,247
Total number of portfolio holdings	213
Portfolio turnover rate	15%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPMB-826
JPMorgan USD Emerging Markets Sovereign Bond ETF

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)

JPMorgan California Tax Free Bond ETF

Ticker: JCAL - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan California Tax Free Bond ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan California Tax Free Bond ETF	$17	0.34%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$501,086,349
Total number of portfolio holdings	308
Portfolio turnover rate	22%
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JCAL-826
JPMorgan California Tax Free Bond ETF

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)

JPMorgan New York Tax Free Bond ETF

Ticker: JTNY - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan New York Tax Free Bond ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan New York Tax Free Bond ETF	$17	0.34%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$447,558,141
Total number of portfolio holdings	222
Portfolio turnover rate	22%
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JTNY-826
JPMorgan New York Tax Free Bond ETF

ITEM 2. CODE OF ETHICS.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included in the financial statements files under Item 7 of this Form.

Included in Item 7.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Semi-Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
August 31, 2026 (Unaudited)
Fund	Ticker	Listing Exchange
JPMorgan Active Bond ETF	JBND	New York Stock Exchange LLC
JPMorgan Active High Yield ETF	JPHY	NYSE Arca, Inc.
JPMorgan Core Plus Bond ETF	JCPB	NYSE Arca, Inc.
JPMorgan Income ETF	JPIE	NYSE Arca, Inc.
JPMorgan International Bond Opportunities ETF	JPIB	NYSE Arca, Inc.
JPMorgan Municipal ETF	JMUB	NYSE Arca, Inc.
JPMorgan Short Duration Core Plus ETF	JSCP	NYSE Arca, Inc.
JPMorgan Ultra-Short Income ETF	JPST	NYSE Arca, Inc.
JPMorgan Ultra-Short Municipal Income ETF	JMST	NYSE Arca, Inc.

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 30.9%
U.S. Treasury Bonds
1.13%, 5/15/2040	24,490,000	15,070,916
3.88%, 8/15/2040	600,000	532,805
4.25%, 11/15/2040	24,092,000	22,239,928
4.75%, 2/15/2041	4,000	3,886
2.88%, 5/15/2043	3,900,000	2,893,617
4.38%, 8/15/2043	8,650,000	7,860,688
3.63%, 2/15/2044	6,250,000	5,114,502
3.13%, 8/15/2044	10,360,000	7,820,181
4.13%, 8/15/2044	1,375,000	1,199,580
3.00%, 11/15/2044	3,200,000	2,358,875
3.00%, 5/15/2045	3,230,000	2,363,452
4.63%, 11/15/2045	11,666,000	10,798,341
3.00%, 8/15/2048	10,238,000	7,190,595
5.10%, 5/15/2049 (a)	12,315,000	3,655,945
2.88%, 5/15/2049	34,298,000	23,332,019
2.25%, 8/15/2049	39,710,000	23,605,733
2.38%, 11/15/2049	32,324,000	19,679,760
1.38%, 8/15/2050	36,821,000	17,183,613
2.25%, 2/15/2052	77,671,000	44,530,362
4.13%, 8/15/2053	1,194,000	996,057
4.25%, 2/15/2054	1,000,000	851,523
U.S. Treasury Inflation Linked Bonds
0.75%, 2/15/2045	22,645,338	15,562,391
2.13%, 2/15/2054	5,195,821	4,330,053
U.S. Treasury Notes
4.25%, 1/15/2028	23,590,000	23,570,649
4.25%, 2/15/2028	10,180,000	10,170,854
3.75%, 4/15/2028	1,970,000	1,952,224
3.75%, 5/15/2028	8,775,000	8,691,363
3.88%, 7/15/2028	37,000,000	36,689,258
4.38%, 8/31/2028	14,066,000	14,074,242
4.63%, 9/30/2028	6,585,000	6,619,468
4.38%, 11/30/2028	3,000,000	3,000,234
4.00%, 1/31/2029	24,085,000	23,873,316
2.63%, 2/15/2029	47,800,000	45,856,258
2.38%, 3/31/2029	500,000	475,606
4.13%, 3/31/2029	3,895,000	3,870,352
4.50%, 5/31/2029	8,675,000	8,696,688
3.63%, 8/31/2029	138,138,000	135,094,647
4.13%, 10/31/2029	9,050,000	8,969,045
4.13%, 11/30/2029	2,770,000	2,744,464
4.00%, 2/28/2030	16,000,000	15,774,375
4.00%, 3/31/2030	2,120,000	2,088,945
3.88%, 7/31/2030	9,925,000	9,717,583
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

3.63%, 8/31/2030	55,862,000	54,149,044
4.13%, 8/31/2030	36,176,000	35,722,387
3.63%, 9/30/2030	18,647,000	18,064,281
3.63%, 10/31/2030	54,991,000	53,227,422
4.88%, 10/31/2030	26,623,000	27,023,385
4.38%, 11/30/2030	6,300,000	6,274,406
3.75%, 8/31/2031	17,907,000	17,301,939
1.38%, 11/15/2031	18,827,000	16,096,350
4.13%, 11/30/2031	5,951,000	5,841,278
4.50%, 12/31/2031	35,855,000	35,812,982
4.38%, 1/31/2032	38,225,000	37,932,340
1.88%, 2/15/2032	133,384,000	116,341,068
4.13%, 2/29/2032	77,535,000	76,008,530
4.00%, 6/30/2032	2,300,000	2,235,402
4.00%, 7/31/2032	78,443,000	76,184,700
3.88%, 8/31/2032	60,508,000	58,342,948
3.88%, 12/31/2032	42,247,000	40,616,530
4.25%, 5/31/2033	114,240,000	111,910,576
4.50%, 11/15/2033	9,268,000	9,195,232
4.00%, 2/15/2034	123,148,400	118,183,980
3.88%, 8/15/2034	129,915,000	123,074,163
4.25%, 11/15/2034	10,095,000	9,798,459
4.63%, 2/15/2035	9,995,000	9,946,977
U.S. Treasury STRIPS Bonds
4.39%, 5/15/2030 (a)	35,000,000	29,638,905
4.56%, 8/15/2030 (a)	54,875,000	45,918,005
3.78%, 11/15/2030 (a)	74,109,000	61,271,673
4.04%, 2/15/2031 (a)	41,185,000	33,651,015
0.36%, 5/15/2031 (a)	37,140,000	29,980,394
4.02%, 8/15/2031 (a)	55,940,000	44,628,170
3.15%, 11/15/2031 (a)	40,840,000	32,186,315
4.40%, 2/15/2032 (a)	11,285,000	8,786,147
4.29%, 11/15/2033 (a)	26,345,000	18,804,319
4.08%, 8/15/2034 (a)	7,772,000	5,330,729
4.10%, 11/15/2034 (a)	3,886,000	2,631,013
4.29%, 2/15/2035 (a)	2,752,000	1,839,478
4.37%, 8/15/2035 (a)	84,484,000	55,012,199
4.26%, 11/15/2035 (a)	9,000,000	5,781,304
4.41%, 2/15/2036 (a)	151,817,000	96,302,393
4.41%, 5/15/2036 (a)	23,384,000	14,646,630
4.51%, 8/15/2036 (a)	53,279,000	32,910,956
4.62%, 11/15/2036 (a)	19,102,000	11,633,680
4.56%, 2/15/2037 (a)	74,663,000	44,859,165
4.54%, 5/15/2037 (a)	35,545,000	21,058,258
4.56%, 8/15/2037 (a)	122,248,000	71,345,803
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	1

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
4.58%, 11/15/2037 (a)	99,656,000	57,316,646
4.71%, 2/15/2038 (a)	125,000,000	70,937,381
4.85%, 2/15/2040 (a)	147,271,000	74,151,789
4.78%, 5/15/2040 (a)	50,787,000	25,177,188
4.79%, 8/15/2040 (a)	15,766,000	7,692,391
5.46%, 11/15/2040 (a)	7,210,000	3,461,231
6.23%, 2/15/2041 (a)	2,249,000	1,060,544
4.98%, 2/15/2042 (a)	1,211,000	535,734
5.12%, 11/15/2042 (a)	5,310,000	2,239,295
5.02%, 5/15/2043 (a)	28,680,000	11,740,672
5.08%, 8/15/2043 (a)	104,542,000	42,071,313
5.12%, 2/15/2044 (a)	65,000,000	25,386,548
5.08%, 2/15/2045 (a)	14,300,000	5,256,807
5.30%, 2/15/2049 (a)	9,435,000	2,778,650
5.19%, 11/15/2049 (a)	70,445,000	19,971,782
Total U.S. Treasury Obligations (Cost $2,766,013,367)		2,678,383,294
Asset-Backed Securities — 20.0%
ACHD Trust Series 2025-DS1, Class A, 5.98%, 1/9/2034 (b)	472,628	472,723
ACHM Trust
Series 2025-HE3, Class A, 5.20%, 11/25/2055 (b) (c)	3,762,084	3,673,676
Series 2026-HE1, Class A, 5.82%, 8/25/2056 (b) (c)	9,534,558	9,509,274
AMCR ABS Trust Series 2026-A, Class B, 6.25%, 5/18/2033 (b)	2,357,000	2,360,075
American Airlines Pass-Through Trust
Series 2016-1, Class A, 4.10%, 1/15/2028	5,768,016	5,648,104
Series 2016-2, Class A, 3.65%, 6/15/2028	2,810,000	2,718,057
Series 2026-2, Class A, 5.70%, 2/20/2039	7,740,000	7,739,183
American Credit Acceptance Receivables Trust
Series 2023-4, Class C, 6.99%, 9/12/2030 (b)	18,507	18,520
Series 2025-1, Class D, 5.54%, 8/12/2031 (b)	8,000,000	8,051,986
Series 2024-1, Class E, 7.98%, 11/12/2031 (b)	6,500,000	6,659,343
Series 2024-3, Class E, 7.92%, 3/12/2032 (b)	4,500,000	4,642,771
Series 2026-2, Class C, 4.85%, 5/10/2032 (b)	5,077,000	5,042,738
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2026-1, Class D, 5.10%, 1/12/2033 (b)	9,245,000	9,155,460
Series 2025-2, Class E, 7.66%, 2/14/2033 (b)	6,000,000	6,203,850
Americor 7.99%, 1/15/2030 ‡ (b)	8,319,120	8,264,996
AMSR Trust
Series 2021-SFR1, Class D, 2.60%, 6/17/2038 (b)	1,000,000	943,498
Series 2021-SFR3, Class C, 1.80%, 10/17/2038 (b)	705,000	701,710
Series 2022-SFR3, Class E2, 4.00%, 10/17/2039 (b)	1,000,000	973,381
Series 2023-SFR1, Class E1, 4.00%, 4/17/2040 (b)	520,000	502,510
Series 2023-SFR1, Class E2, 4.00%, 4/17/2040 (b)	3,000,000	2,892,581
Series 2023-SFR2, Class E1, 3.95%, 6/17/2040 (b)	700,000	671,322
Series 2023-SFR2, Class E2, 3.95%, 6/17/2040 (b)	1,530,000	1,464,625
Series 2024-SFR2, Class D, 4.15%, 11/17/2041 (b)	1,097,000	1,034,521
Series 2025-SFR1, Class D, 3.66%, 6/17/2042 (b)	1,750,000	1,615,426
Series 2025-SFR1, Class E1, 3.66%, 6/17/2042 (b)	5,750,000	5,271,428
Series 2025-SFR2, Class D, 4.28%, 11/17/2042 (b)	3,417,000	3,206,153
Series 2026-SFR1, Class B, 3.78%, 4/17/2043 (b)	10,000,000	9,211,252
Series 2026-SFR1, Class C, 3.78%, 4/17/2043 (b)	8,853,000	8,104,439
Ansley Park Capital LLC
Series 2025-A, Class C, 4.82%, 4/20/2035 (b)	2,000,000	1,953,968
Series 2025-A, Class D, 5.33%, 4/20/2035 (b)	7,440,000	7,291,309
Aqua Finance Issuer Trust
Series 2025-A, Class C, 5.81%, 12/19/2050 (b)	1,560,064	1,557,327
Series 2026-A, Class A, 4.76%, 4/17/2051 (b)	3,918,367	3,861,056
Series 2025-B, Class B, 5.04%, 5/17/2051 (b)	2,180,197	2,153,655
Aqua Finance Trust
Series 2019-A, Class B, 3.47%, 7/16/2040 (b)	2,587,985	2,507,295
Series 2019-A, Class C, 4.01%, 7/16/2040 (b)	331,586	322,958
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2021-A, Class B, 2.40%, 7/17/2046 (b)	5,700,110	5,239,281
Series 2021-A, Class C, 3.14%, 7/17/2046 (b)	5,389,195	4,951,990
Series 2020-AA, Class C, 3.97%, 7/17/2046 (b)	173,202	166,287
AREIT Ltd. (Cayman Islands) Series 2026-CRE12, Class A, 5.00%, 2/18/2044 (b) (c)	223,000	223,150
Avis Budget Rental Car Funding AESOP LLC
Series 2025-1A, Class C, 5.87%, 8/20/2029 (b)	2,000,000	2,010,817
Series 2025-3A, Class C, 4.95%, 2/20/2030 (b)	1,235,000	1,216,725
Series 2025-2A, Class C, 6.24%, 8/20/2031 (b)	3,500,000	3,546,846
BARC Series 2026-CES1, Class A1A, 4.84%, 1/25/2056 (b) (d)	3,187,915	3,132,149
BG Beta Ltd. (Cayman Islands)
6.28%, 7/16/2054 ‡	960,000	951,214
7.12%, 7/16/2054 ‡	959,649	944,295
Blue Owl Asset Leasing Trust LLC Series 2024-1A, Class C, 6.38%, 1/15/2031 (b)	1,550,000	1,563,222
Bridge Trust
Series 2024-SFR1, Class C, 4.30%, 8/17/2040 (b)	525,000	508,666
Series 2025-SFR1, Class B, 4.20%, 9/17/2042 (b)	5,153,767	4,811,518
Series 2025-SFR1, Class C, 4.20%, 9/17/2042 (b)	1,390,620	1,285,216
Series 2025-SFR1, Class D, 4.20%, 9/17/2042 (b)	7,969,898	7,326,089
Series 2025-SFR1, Class E, 4.35%, 9/17/2042 (b)	4,272,543	3,890,975
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C, 5.70%, 7/16/2029	1,564,000	1,570,220
Series 2023-1, Class C, 7.10%, 8/15/2029	187,539	188,571
Series 2024-1, Class D, 6.03%, 11/15/2029	5,000,000	5,043,446
Series 2024-3, Class D, 5.83%, 5/15/2030	12,017,000	12,109,311
Series 2024-4, Class D, 5.23%, 8/15/2030	1,150,000	1,150,327
Series 2025-1, Class D, 5.64%, 11/15/2030	6,375,000	6,414,545
Series 2025-2, Class D, 5.62%, 3/17/2031	9,080,000	9,135,127
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2025-3, Class D, 5.27%, 5/15/2031	5,500,000	5,487,446
Series 2025-4, Class D, 5.41%, 8/15/2031	4,889,000	4,883,008
Series 2026-1, Class D, 4.99%, 11/17/2031	4,500,000	4,443,441
Business Jet Securities LLC
Series 2024-2A, Class A, 5.36%, 9/15/2039 (b)	2,949,544	2,930,560
Series 2024-2A, Class B, 5.75%, 9/15/2039 (b)	1,442,608	1,429,915
Series 2026-1A, Class B, 6.10%, 6/15/2041 (b)	5,953,880	5,929,571
BXG Receivables Note Trust Series 2022-A, Class C, 5.35%, 9/28/2037 (b)	89,131	88,875
CarMax Select Receivables Trust Series 2025-A, Class C, 5.46%, 7/15/2031	5,000,000	5,038,567
Carvana Auto Receivables Trust
Series 2021-P4, Class A4, 1.64%, 12/10/2027	13,563	13,554
Series 2022-P1, Class A4, 3.52%, 2/10/2028	25,682	25,672
Series 2024-N2, Class C, 5.82%, 9/10/2030 (b)	2,085,000	2,107,463
Cascade MH Asset Trust
Series 2019-MH1, Class M, 5.99%, 11/25/2044 (b) (c)	5,200,000	4,988,064
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (b)	3,090,624	2,807,787
Series 2021-MH1, Class M2, 3.69%, 2/25/2046 (b)	3,007,000	2,382,619
Series 2024-MH1, Class A1, 5.69%, 11/25/2056 (b) (c)	1,136,410	1,131,782
Series 2024-MH1, Class A2, 6.06%, 11/25/2056 (b) (c)	1,554,000	1,554,268
Series 2024-MH1, Class M1, 6.26%, 11/25/2056 (b) (c)	1,000,000	1,000,318
Series 2024-MH1, Class M2, 6.56%, 11/25/2056 (b) (c)	324,000	325,364
Cherry Securitization Trust
Series 2024-1A, Class A, 5.70%, 4/15/2032 (b)	1,375,000	1,376,765
Series 2025-1A, Class A, 6.13%, 11/15/2032 (b)	1,500,000	1,509,293
Consumer Portfolio Services Auto Trust
Series 2025-B, Class D, 5.56%, 7/15/2031 (b)	2,200,000	2,204,639
Series 2025-D, Class C, 4.85%, 2/17/2032 (b)	4,000,000	3,980,470
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	3

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Continental Finance Credit Card ABS Master Trust
Series 2024-A, Class A, 5.78%, 12/15/2032 (b)	3,160,000	3,166,915
Series 2024-A, Class B, 6.22%, 12/15/2032 (b)	810,000	812,605
Series 2025-A, Class A, 5.40%, 12/17/2035 (b)	9,755,000	9,666,199
Corevest American Finance Trust
Series 2020-2, Class C, 4.48%, 5/15/2052 (b) (c)	525,000	517,662
Series 2020-2, Class E, 4.48%, 5/15/2052 (b) (c)	2,699,000	2,519,496
Series 2020-4, Class E, 3.38%, 12/15/2052 (b)	3,432,000	2,976,028
CoreVest American Finance Trust Series 2017-2, Class M, 5.48%, 12/25/2027 (b) (c)	7,250,000	7,129,498
CPS Auto Receivables Trust Series 2023-D, Class C, 7.17%, 1/15/2030 (b)	165,903	166,695
Credit Acceptance Auto Loan Trust
Series 2024-3A, Class C, 5.39%, 1/16/2035 (b)	7,083,000	7,095,968
Series 2025-1A, Class C, 5.71%, 7/16/2035 (b)	8,995,000	9,050,928
Series 2025-2A, Class B, 4.87%, 1/15/2036 (b)	2,955,000	2,945,391
Series 2025-2A, Class C, 5.38%, 3/17/2036 (b)	12,509,000	12,514,280
Series 2026-1A, Class B, 4.96%, 6/16/2036 (b)	4,430,000	4,385,028
Crossroads Asset Trust Series 2025-A, Class D, 6.16%, 2/20/2032 (b)	1,680,000	1,677,428
CVS Pass-Through Trust
6.04%, 12/10/2028	3,522,961	3,546,077
6.94%, 1/10/2030	188,150	190,512
5.93%, 1/10/2034 (b)	348,467	349,934
Dec
6.02%, 3/13/2030 ‡ (b)	7,760,303	7,633,034
6.91%, 1/15/2031 ‡ (b)	7,957,075	7,811,460
6.10%, 7/28/2046 ‡ (b)	8,000,000	7,931,200
6.82%, 7/28/2046 ‡	8,000,000	7,896,000
Deephaven Residential Mortgage Trust
Series 2025-CES1, Class A1A, 5.22%, 10/25/2055 (b) (d)	9,329,849	9,242,887
Series 2026-CES1, Class A1A, 5.31%, 3/25/2061 (b) (d)	11,275,589	11,176,753
Series 2026-CES2, Class A1A, 5.79%, 8/25/2061 (b) (d)	8,649,853	8,632,583
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Dext ABS LLC Series 2025-2, Class A3, 4.23%, 4/15/2036 (b)	2,765,000	2,744,747
Diversified ABS Holdings LLC Series 2024-2A, Class A, 6.56%, 9/30/2044 ‡ (b)	1,669,172	1,658,322
DP Lion Holdco LLC Series 2023-1A, Class A, 8.24%, 11/30/2043	168,083	170,847
Drive Auto Receivables Trust
Series 2024-2, Class C, 4.67%, 5/17/2032	720,000	720,977
Series 2024-2, Class D, 4.94%, 5/17/2032	2,000,000	2,003,141
Series 2025-1, Class D, 5.41%, 9/15/2032	2,900,000	2,907,436
Series 2025-2, Class D, 4.90%, 12/15/2032	5,615,000	5,558,283
DT Auto Owner Trust
Series 2023-2A, Class D, 6.62%, 2/15/2029 (b)	953,707	963,145
Series 2022-2A, Class E, 6.45%, 5/15/2029 (b)	2,000,000	2,001,240
Series 2023-1A, Class E, 10.39%, 1/15/2030 (b)	2,000,000	2,066,060
Series 2023-2A, Class E, 11.06%, 4/15/2030 (b)	6,000,000	6,318,327
EJ Series 2026-1 A2, 6.37%, 10/10/2041 ‡	14,374,978	14,374,978
EJ Hugoton Series 2026-1 A, 5.39%, 10/10/2041 ‡	4,947,026	4,947,026
Elara Hgv Timeshare Issuer LLC Series 2025-A, Class A, 4.54%, 1/25/2040 (b)	1,871,549	1,845,151
Energy Assets 8.11%, 8/25/2044 ‡	203,255	203,221
Exeter Automobile Receivables Trust
Series 2025-2A, Class D, 5.89%, 7/15/2031	4,900,000	4,953,225
Series 2025-3A, Class D, 5.57%, 10/15/2031	2,400,000	2,415,447
Series 2025-4A, Class D, 5.23%, 1/15/2032	6,080,000	6,037,103
Series 2025-5A, Class C, 4.68%, 3/15/2032	3,445,000	3,414,279
Series 2025-5A, Class D, 5.16%, 3/15/2032	3,098,000	3,072,309
Exeter Select Automobile Receivables Trust Series 2025-3, Class C, 5.00%, 3/15/2032	5,000,000	4,975,023
FHF Issuer Trust Series 2023-2A, Class B, 7.49%, 11/15/2029 (b)	450,000	456,545
Fig Six Trust Series 2026-PF1, Class A, 5.75%, 8/25/2056 (b) (c)	2,546,026	2,537,293
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
FIGRE Trust
Series 2025-HE5, Class B, 5.48%, 8/25/2055 (b) (c)	773,080	762,535
Series 2025-HE7, Class A, 5.15%, 11/25/2055 (b) (c)	2,572,942	2,528,939
Series 2026-HE4, Class A, 5.30%, 5/25/2056 (b) (c)	7,561,114	7,461,160
Series 2026-EXP1, Class A, 5.76%, 6/25/2056 (b) (c)	4,849,081	4,831,483
Series 2026-HE8, Class A, 5.73%, 7/25/2056 (b) (d)	6,332,000	6,309,918
First Investors Auto Owner Trust
Series 2023-1A, Class C, 6.81%, 12/17/2029 (b)	340,000	344,898
Series 2025-1A, Class C, 4.75%, 12/15/2031 (b)	2,410,000	2,390,672
Series 2025-1A, Class D, 5.22%, 12/15/2033 (b)	1,755,000	1,727,078
FirstKey Homes Trust
Series 2021-SFR2, Class C, 1.71%, 9/17/2038 (b)	1,000,000	997,730
Series 2022-SFRA, Class A, 3.10%, 3/17/2039 (b)	289,110	286,191
Series 2022-SFRA, Class E1, 4.56%, 3/17/2039 (b)	1,500,000	1,486,915
FMC GMSR Issuer Trust
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (c)	3,022,400	2,920,285
Series 2021-GT2, Class B, 4.44%, 10/25/2026 (b) (c)	6,680,000	6,462,629
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (b)	500,000	498,923
Series 2020-GT1, Class A, 4.45%, 1/25/2028 (b) (c)	2,600,000	2,572,080
Series 2021-GT1, Class A, 3.62%, 7/25/2028 (b) (c)	7,401,964	7,165,063
Series 2021-GT1, Class B, 4.36%, 7/25/2028 (b) (c)	7,500,000	7,270,004
Series 2026-GT1I, Class A, 5.90%, 8/20/2029 ‡ (c)	15,000,000	15,000,000
Fortiva Retail Credit Master Note Business Trust
Series 2025-TWO, Class A, 5.92%, 5/15/2031 (b)	11,050,000	10,996,700
Series 2025-TWO, Class B, 6.90%, 5/15/2031 ‡ (b)	4,000,000	4,010,000
Foundation Finance Trust
Series 2021-1A, Class A, 1.27%, 5/15/2041 (b)	382,052	364,951
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2023-2A, Class D, 9.10%, 6/15/2049 (b)	358,079	375,672
Series 2024-1A, Class C, 6.53%, 12/15/2049 (b)	333,676	340,337
Series 2024-1A, Class D, 8.13%, 12/15/2049 (b)	1,668,379	1,725,985
Series 2024-2A, Class B, 4.93%, 3/15/2050 (b)	416,572	412,036
FRTKL
Series 2021-SFR1, Class B, 1.72%, 9/17/2038 (b)	3,000,000	2,992,955
Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (b)	905,000	902,687
Series 2021-SFR1, Class E1, 2.37%, 9/17/2038 (b)	1,250,000	1,246,718
Series 2021-SFR1, Class E2, 2.52%, 9/17/2038 (b)	1,150,000	1,146,875
FW Energy Asset Issuer LLC 7.15%, 8/25/2044 ‡	415,032	417,190
GLS Auto Receivables Issuer Trust
Series 2021-4A, Class D, 2.48%, 10/15/2027 (b)	47,489	47,452
Series 2022-2A, Class E, 5.50%, 6/15/2029 (b)	7,470,000	7,478,838
Series 2025-1A, Class D, 5.61%, 11/15/2030 (b)	2,900,000	2,920,921
Series 2025-2A, Class D, 5.59%, 1/15/2031 (b)	3,300,000	3,307,967
Series 2024-3A, Class D, 5.53%, 2/18/2031 (b)	1,000,000	1,005,641
Series 2025-3A, Class D, 5.16%, 6/16/2031 (b)	2,310,000	2,289,350
Series 2025-4A, Class D, 5.13%, 8/15/2031 (b)	6,000,000	5,933,927
Series 2026-2A, Class C, 4.90%, 1/15/2032 (b)	3,500,000	3,478,969
Series 2026-2A, Class D, 5.38%, 1/15/2032 (b)	2,685,000	2,662,041
GLS Auto Select Receivables Trust
Series 2023-2A, Class A3, 6.38%, 2/15/2029 (b)	311,913	313,345
Series 2024-1A, Class C, 5.69%, 3/15/2030 (b)	300,000	303,328
Series 2023-1A, Class D, 7.93%, 7/15/2030 (b)	2,000,000	2,082,616
Series 2024-3A, Class B, 5.64%, 8/15/2030 (b)	1,000,000	1,010,359
Series 2024-1A, Class D, 6.43%, 1/15/2031 (b)	295,000	301,482
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	5

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2025-3A, Class C, 4.94%, 9/15/2031 (b)	1,350,000	1,339,799
Golden Bear LLC Series 2016-1A, Class A, 3.75%, 9/20/2047 (b)	1,860,512	1,695,225
Goldman Home Improvement Trust Issuer Trust Series 2022-GRN2, Class D, 9.75%, 10/25/2052 (b)	2,560,480	2,652,717
Goodgreen (Cayman Islands)
Series 2018-1A, Class A, 3.93%, 10/15/2053 (b) (c)	8,373,550	7,707,341
Series 2019-1A, Class A, 3.86%, 10/15/2054 (b)	7,839,483	7,134,910
Series 2019-2A, Class A, 2.76%, 4/15/2055 (b)	7,415,331	6,315,585
Series 2023-1A, Class A, 5.90%, 1/17/2061 (b)	1,106,297	1,075,963
Goodgreen Ltd.
Series 2024-1A, Class A, 6.29%, 7/15/2056 ‡ (b)	376,079	368,399
Series 2024-1A, Class B, 8.12%, 7/15/2056 ‡ (b)	376,114	370,288
Goodgreen Trust
Series 2016-1A, Class A, 3.23%, 10/15/2052 (b)	3,075,858	2,809,124
Series 2017-1A, Class A, 3.74%, 10/15/2052 (b)	1,607,680	1,481,106
Series 2017-2A, Class A, 3.26%, 10/15/2053 (b)	1,382,948	1,236,676
Series 2020-1A, Class A, 2.63%, 4/15/2055 (b)	7,244,864	6,018,076
Series 2021-1A, Class B, 3.01%, 10/15/2056 (b)	383,802	287,978
GoodLeap Home Improvement Solutions Trust
Series 2025-1A, Class A, 5.38%, 2/20/2049 (b)	1,153,429	1,152,598
Series 2025-3A, Class A, 5.00%, 10/20/2049 (b)	4,849,560	4,793,288
Series 2026-1A, Class A, 5.31%, 12/20/2049 (b)	11,434,687	11,384,939
Granite Park Equipment Leasing LLC Series 2023-1A, Class D, 7.00%, 8/22/2033 (b)	350,000	351,368
GS Mortgage-Backed Securities Trust
Series 2026-CES1, Class A1, 4.90%, 5/25/2056 (b) (d)	5,696,011	5,621,012
Series 2026-CES2, Class A1A, 5.23%, 6/25/2056 (b) (d)	11,630,121	11,512,209
Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (b) (c)	4,469,592	4,469,276
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

HERO Funding (Cayman Islands)
Series 2017-3A, Class A1, 3.19%, 9/20/2048 (b)	1,772,248	1,600,497
Series 2018-1A, Class A2, 4.67%, 9/20/2048 (b)	4,276,461	4,071,951
HERO Funding Trust
Series 2015-3A, Class A, 4.28%, 9/20/2041 (b)	648,380	626,019
Series 2020-1A, Class A, 2.59%, 9/20/2057 (b)	394,141	337,407
Hibernia IV Abs Issuer LLC 6.32%, 8/25/2046 ‡	8,000,000	7,999,949
Hilton Grand Vacations Trust
Series 2022-2A, Class B, 4.74%, 1/25/2037 (b)	154,120	153,197
Series 2024-1B, Class B, 5.99%, 9/15/2039 (b)	138,317	139,602
Series 2024-3A, Class C, 5.71%, 8/27/2040 (b)	2,468,935	2,468,491
Series 2025-1A, Class C, 5.52%, 5/27/2042 (b)	1,688,178	1,687,008
Series 2026-1A, Class B, 5.01%, 2/25/2043 (b)	4,983,023	4,937,537
Series 2026-1A, Class C, 5.36%, 2/25/2043 (b)	4,188,735	4,157,019
Series 2025-2A, Class B, 4.73%, 5/25/2044 (b)	7,927,389	7,820,398
Series 2025-2A, Class C, 5.12%, 5/25/2044 (b)	1,465,371	1,455,636
Series 2025-3EXT, Class B, 4.90%, 10/25/2044 (b)	5,488,459	5,425,446
Series 2025-3EXT, Class C, 5.39%, 10/25/2044 (b)	4,651,782	4,611,676
HINNT LLC
Series 2022-A, Class B, 4.65%, 5/15/2041 (b)	1,507,576	1,496,705
Series 2024-A, Class C, 6.32%, 3/15/2043 (b)	237,994	240,738
Series 2025-A, Class B, 5.45%, 3/15/2044 (b)	1,962,832	1,965,579
Series 2025-B, Class C, 5.24%, 5/15/2045 (b)	1,877,967	1,852,076
Home Partners of America Trust
Series 2021-2, Class D, 2.65%, 12/17/2026 (b)	3,117,871	3,090,277
Series 2021-2, Class E1, 2.85%, 12/17/2026 (b)	7,334,192	7,269,752
Series 2022-1, Class D, 4.73%, 4/17/2039 (b)	332,570	329,536
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2020-2, Class B, 1.98%, 1/17/2041 (b)	1,418,758	1,313,822
Series 2021-3, Class D, 3.00%, 1/17/2041 (b)	2,412,080	2,251,239
Series 2020-2, Class E, 3.08%, 1/17/2041 (b)	471,737	441,018
Series 2021-3, Class E1, 3.20%, 1/17/2041 (b)	6,253,542	5,824,880
Hornbeck Offshore 8.90%, 1/1/2044 ‡	2,856,390	2,920,659
Huntington Bank Auto Credit-Linked Notes Series 2025-2, Class B1, 4.84%, 9/20/2033 (b)	4,189,012	4,169,285
Identity Digital Capital LLC 6.79%, 3/20/2065 ‡	3,500,000	3,449,950
Invitation Homes Trust
Series 2024-SFR1, Class D, 4.25%, 9/17/2041 (b)	1,615,000	1,540,925
Series 2024-SFR1, Class E, 4.50%, 9/17/2041 (b)	1,720,000	1,631,964
JBHP Series 2026-1 A2, 6.31%, 12/15/2041 ‡ (b)	17,506,926	17,056,998
JGW ABS Trust 6.00%, 8/15/2036 ‡ (b)	14,000,000	13,999,563
Jonah Energy ABS LLC
Series 2022-1, Class A1, 7.20%, 12/10/2037 (b)	1,910,720	1,927,213
Series 2022-1, Class B, 7.63%, 8/10/2039 ‡ (b)	2,803,101	2,802,540
Series 2025-1A, Class A2, 7.36%, 12/10/2040 (b)	1,758,083	1,729,954
Series 2025-2A, Class A1, 5.91%, 1/10/2041 ‡ (b)	1,280,972	1,273,670
Lending Funding Trust Series 2020-2A, Class C, 4.30%, 4/21/2031 (b)	1,470,000	1,449,876
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/2031 (b)	400,000	386,175
Series 2021-1A, Class C, 3.41%, 11/20/2031 (b)	1,900,000	1,830,991
Series 2021-2A, Class B, 2.37%, 4/20/2032 (b)	1,540,000	1,453,767
Series 2024-2A, Class D, 5.69%, 2/21/2034 (b)	2,000,000	1,992,832
Series 2025-1A, Class C, 5.68%, 9/20/2034 (b)	2,250,000	2,258,990
Series 2025-1A, Class D, 6.48%, 9/20/2034 (b)	1,910,000	1,922,695
Series 2025-2A, Class D, 5.98%, 10/20/2034 (b)	3,000,000	2,988,299
Liberty 7.25%, 5/14/2031 ‡	30,000,000	30,024,900
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

LVNV
6.55%, 8/15/2029 ‡	8,000,000	8,000,000
6.68%, 8/15/2031 ‡	10,000,000	10,000,000
M&T Bank RV Trust Series 2026-1A, Class A, 4.35%, 1/15/2046 (b)	4,790,161	4,667,088
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.33%, 3/20/2036 (b)	310,000	303,010
Series 2021-AA, Class C, 2.96%, 3/20/2036 (b)	200,000	194,212
Series 2021-AA, Class D, 3.83%, 3/20/2036 (b)	225,000	218,810
Series 2024-AA, Class D, 6.77%, 9/22/2036 (b)	714,000	720,892
Series 2021-BA, Class C, 2.66%, 11/20/2036 (b)	200,000	189,981
Series 2025-AA, Class C, 5.69%, 5/20/2038 (b)	2,962,000	2,964,815
Series 2025-AA, Class D, 6.54%, 5/20/2038 (b)	6,650,000	6,717,926
Series 2025-BA, Class D, 5.84%, 11/22/2038 (b)	6,985,000	6,903,031
Merchants Fleet Funding LLC Series 2023-1A, Class A, 7.21%, 5/20/2036 (b)	43,501	43,568
Mercury Financial Credit Card Master Trust
Series 2025-1A, Class B, 6.16%, 12/22/2031 (b)	15,000,000	14,910,585
Series 2026-1A, Class A, 5.34%, 2/20/2032 (b)	12,070,000	12,001,664
Series 2026-1A, Class B, 6.31%, 2/20/2032 (b)	2,830,000	2,813,853
Series 2026-2A, Class B, 5.46%, 6/21/2032 (b)	16,899,000	16,749,010
Series 2026-2A, Class D, 6.39%, 6/21/2032 (b)	3,706,000	3,673,858
Midcon
6.02%, 7/10/2030 ‡	10,000,000	10,000,000
7.09%, 10/13/2033 ‡	7,000,000	7,000,000
Midcon Energy Asset Issuer LLC
5.31%, 2/27/2051 ‡ (c)	8,800,538	8,800,538
6.53%, 2/27/2051 ‡	4,652,651	4,652,651
Mission Lane Credit Card Master Trust Series 2025-B, Class A, 5.06%, 9/15/2031 (b)	1,750,000	1,743,707
Mpire Frn Series 2026, 8.29%, 9/13/2030 ‡ (b)	5,994,803	6,011,768
MVW LLC
Series 2021-1WA, Class C, 1.94%, 1/22/2041 (b)	50,821	49,775
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	7

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-2A, Class B, 4.58%, 3/20/2042 (b)	7,894,135	7,787,073
Series 2024-2A, Class C, 4.92%, 3/20/2042 (b)	1,255,349	1,227,444
Series 2025-1A, Class B, 5.21%, 9/22/2042 (b)	4,513,113	4,501,963
Series 2025-1A, Class C, 5.75%, 9/22/2042 (b)	2,211,816	2,208,638
Series 2026-1A, Class C, 5.36%, 3/20/2043 (b)	5,429,558	5,358,242
Series 2025-2A, Class B, 4.72%, 10/20/2044 (b)	6,289,923	6,188,173
Series 2025-2A, Class C, 4.97%, 10/20/2044 (b)	3,181,563	3,102,272
NALP Business Loan Trust
Series 2026-1, Class A, 5.72%, 6/26/2051 (b)	6,482,858	6,378,459
Series 2026-1, Class B, 7.18%, 6/26/2051 (b)	1,166,570	1,154,155
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class B, 2.85%, 2/17/2039 (b)	455,000	449,783
Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (b)	3,000,000	2,962,231
Nexgen, Inc. 0.00, 11/16/2033 ‡ (c)	8,706,332	8,696,935
Nexus Nova (Spain) 6.50%, 11/8/2028 ‡	7,710,623	7,710,855
Nexus Nova Frn 6.55%, 8/10/2027 ‡	8,000,000	8,000,000
NMABS Issuer LLC Series 2025-1A, Class A, 5.14%, 11/22/2055 (b)	10,864,591	10,682,302
NRZ Excess Spread-Collateralized Notes Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (b)	186,000	185,307
Octane Receivables Trust Series 2023-1A, Class E, 9.25%, 8/20/2030 (b)	3,000,000	3,103,606
Octane Recievables Trust Series 2026-RVM1, Class C, 5.54%, 6/20/2047 (b)	3,600,000	3,595,439
OneMain Direct Auto Receivables Trust
Series 2026-1A, Class B, 4.70%, 1/17/2034 (b)	6,000,000	5,864,008
Series 2025-1A, Class C, 5.76%, 10/15/2035 (b)	1,000,000	1,003,127
Series 2025-1A, Class D, 6.10%, 7/14/2037 (b)	5,000,000	5,025,855
OneMain Financial Issuance Trust
Series 2020-2A, Class C, 2.76%, 9/14/2035 (b)	3,600,000	3,494,061
Series 2021-1A, Class B, 1.95%, 6/16/2036 (b)	4,700,000	4,487,314
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2021-1A, Class D, 2.47%, 6/16/2036 (b)	3,910,000	3,641,844
Series 2019-2A, Class B, 3.41%, 10/14/2036 (b)	1,900,000	1,843,188
Oportun Funding Trust Series 2024-3, Class C, 6.25%, 8/15/2029 (b)	146,538	146,554
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (b)	70,990	70,100
Series 2021-B, Class B, 1.96%, 5/8/2031 (b)	436,029	430,905
Series 2021-B, Class C, 3.65%, 5/8/2031 (b)	132,235	131,311
Series 2021-C, Class A, 2.18%, 10/8/2031 (b)	579,247	571,862
Series 2021-C, Class B, 2.67%, 10/8/2031 (b)	231,374	228,360
Series 2021-C, Class C, 3.61%, 10/8/2031 (b)	295,685	292,480
Series 2024-2, Class C, 6.61%, 2/9/2032 (b)	61,856	61,862
Series 2025-D, Class B, 5.31%, 2/8/2033 (b)	8,105,000	8,070,372
Series 2025-B, Class B, 5.28%, 5/9/2033 (b)	14,250,000	14,232,574
Series 2025-B, Class C, 5.52%, 5/9/2033 (b)	6,150,000	6,134,559
Series 2025-B, Class D, 6.45%, 5/9/2033 (b)	3,000,000	2,995,800
Series 2025-C, Class B, 4.93%, 7/8/2033 (b)	1,700,000	1,690,620
Series 2026-A, Class B, 5.06%, 1/9/2034 (b)	12,308,000	12,228,010
Series 2026-A, Class C, 5.45%, 1/9/2034 (b)	15,176,000	15,087,515
Pagaya AI Technology in Housing Trust
Series 2023-1, Class A, 3.60%, 10/25/2040 (b)	550,000	528,067
Series 2023-1, Class E2, 3.60%, 10/25/2040 (b)	1,100,000	1,011,141
PEAC Solutions Receivables LLC Series 2024-1A, Class A3, 5.64%, 11/20/2030 (b)	1,000,000	1,008,774
Perimeter Master Note Business Trust
Series 2025-1A, Class A, 5.58%, 12/16/2030 (b)	4,000,000	3,970,752
Series 2025-1A, Class B, 6.12%, 12/16/2030 (b)	2,997,000	2,988,218
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
PFP Ltd. (Cayman Islands) Series 2026-14, Class AS, 5.24%, 12/18/2043 (b) (c)	3,935,000	3,942,413
Piper ABS Issuer LLC Series 2025-1A, Class A1, 5.29%, 1/15/2046 ‡	8,514,895	8,291,805
Post Road Equipment Finance LLC Series 2026-1A, Class C, 5.12%, 6/15/2033 (b)	6,737,000	6,668,112
PowerPay Issuance Trust Series 2025-1A, Class A, 5.23%, 11/18/2041 (b)	7,122,691	7,073,455
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (b)	700,000	693,906
Series 2021-SFR11, Class D, 3.13%, 1/17/2039 (b)	3,000,000	2,819,260
Series 2021-SFR11, Class E1, 3.38%, 1/17/2039 (b)	1,500,000	1,415,762
Series 2021-SFR7, Class A, 1.69%, 8/17/2040 (b)	414,933	388,561
Series 2023-SFR2, Class D, 4.50%, 10/17/2040 (b)	450,000	436,229
Series 2021-SFR9, Class B, 2.26%, 11/17/2040 (b)	5,000,000	4,688,766
Series 2021-SFR9, Class D, 2.71%, 11/17/2040 (b)	3,000,000	2,825,597
Series 2021-SFR9, Class E1, 2.81%, 11/17/2040 (b)	5,050,000	4,751,268
Series 2021-SFR10, Class B, 2.72%, 12/17/2040 (b)	4,121,327	3,878,185
Series 2021-SFR10, Class C, 2.87%, 12/17/2040 (b)	1,904,053	1,789,932
Series 2021-SFR10, Class E1, 3.57%, 12/17/2040 (b)	6,388,057	6,072,572
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (b)	6,900,000	6,565,186
Series 2022-SFR1, Class E1, 3.93%, 2/17/2041 (b)	8,650,000	8,279,630
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (b) (c)	1,348,000	1,267,394
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (b) (c)	7,180,000	6,733,811
Series 2022-SFR4, Class A, 4.44%, 5/17/2041 (b)	195,538	191,930
Series 2024-SFR3, Class E1, 4.00%, 6/17/2041 (b)	7,500,000	7,106,805
Series 2024-SFR4, Class C, 3.33%, 7/17/2041 (b)	246,000	230,264
Series 2025-SFR1, Class D, 3.65%, 2/17/2042 (b)	5,734,000	5,328,919
Series 2025-SFR1, Class E1, 3.75%, 2/17/2042 (b)	3,750,000	3,469,167
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2025-SFR2, Class D, 3.56%, 4/17/2042 (b)	2,483,389	2,284,807
Series 2025-SFR3, Class B, 3.39%, 7/17/2042 (b)	2,810,000	2,595,896
Series 2025-SFR5, Class C, 4.00%, 10/17/2042 (b)	1,743,601	1,616,705
Series 2025-SFR5, Class D, 4.00%, 10/17/2042 (b)	4,428,747	4,090,910
Series 2025-SFR6, Class D, 4.00%, 12/17/2042 (b)	4,970,000	4,576,437
Series 2026-SFR2, Class C, 4.32%, 5/17/2043 (b)	7,560,000	7,092,070
Purchasing Power Funding LLC
Series 2026-A, Class A, 4.37%, 8/15/2030 (b)	2,380,000	2,348,733
Series 2026-A, Class B, 4.81%, 8/15/2030 (b)	9,308,000	9,207,476
Series 2026-A, Class C, 5.25%, 8/15/2030 (b)	5,175,000	5,126,277
RCKT Mortgage Trust
Series 2024-CES6, Class A2, 5.59%, 9/25/2044 (b) (d)	2,750,000	2,744,042
Series 2025-CES10, Class A1A, 4.89%, 11/25/2055 (b) (d)	4,294,651	4,243,381
Series 2026-CES2, Class A1A, 4.76%, 2/25/2056 (b) (d)	7,136,613	7,020,136
Series 2026-CES4, Class A1A, 5.12%, 4/25/2056 (b) (d)	5,692,345	5,638,893
Reach ABS Trust
Series 2025-1A, Class C, 5.99%, 8/16/2032 (b)	1,220,000	1,221,372
Series 2025-2A, Class C, 5.69%, 8/18/2032 (b)	5,000,000	4,967,381
Series 2026-1A, Class C, 4.80%, 2/15/2033 (b)	9,010,000	8,868,696
Series 2026-2A, Class C, 5.35%, 2/15/2035 (b)	14,894,000	14,813,336
Regional Management Issuance Trust
Series 2022-1, Class C, 4.46%, 3/15/2032 (b)	3,532,316	3,524,645
Series 2021-2, Class C, 3.23%, 8/15/2033 (b)	1,400,000	1,317,180
Series 2025-1, Class D, 6.58%, 4/17/2034 (b)	4,250,000	4,278,101
Series 2025-2, Class D, 6.01%, 11/16/2037 (b)	4,900,000	4,864,078
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 (b)	148,719	135,709
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	9

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2018-1, Class A, 3.95%, 9/20/2053 (b)	2,277,556	2,100,252
Series 2017-2A, Class A, 3.22%, 9/22/2053 (b)	760,454	677,148
Series 2023-1A, Class A, 5.90%, 11/20/2058 (b)	3,952,840	3,928,416
Series 2024-1A, Class A, 6.21%, 11/20/2059 (b)	5,293,586	5,306,912
Series 2024-2A, Class M, 6.83%, 11/20/2060 (b)	1,127,674	1,070,001
Series 2024-2A, Class B, 8.22%, 11/20/2060 (b)	1,158,268	1,151,584
Reprise Financial Receivables Trust Series 2026-1, Class B, 6.31%, 4/18/2033 (b)	6,250,000	6,254,027
Republic Finance Issuance Trust
Series 2024-A, Class A, 5.91%, 8/20/2032 (b)	534,401	534,737
Series 2024-B, Class A, 5.42%, 11/20/2037 (b)	810,000	812,048
Research-Driven Pagaya Motor Asset Trust
Series 2026-1A, Class A3, 4.86%, 1/25/2035 (b)	15,400,000	15,330,349
Series 2026-2A, Class A3, 5.38%, 2/26/2035 (b)	20,000,000	20,004,750
Series 2026-3A, Class A3, 5.38%, 3/26/2035 (b)	4,165,000	4,163,841
Series 2026-3A, Class A4, 5.88%, 3/26/2035 (b)	16,785,000	16,838,356
Research-Driven Pagaya Motor AssetTrust Series 2026-4A, Class A4, 5.80%, 5/25/2035 (b)	13,846,000	13,858,171
Research-Driven Pagaya Motor Trust
Series 2025-5A, Class A3, 4.84%, 6/26/2034 (b)	12,198,000	12,147,893
Series 2025-6A, Class A3, 5.01%, 8/25/2034 (b)	2,000,000	1,993,966
Revolution III Abs LLC 6.18%, 3/28/2046 ‡	8,974,445	8,741,109
RKTL Series 2026-1A, Class C, 4.64%, 2/26/2035 (b)	3,310,000	3,253,864
Santander Bank Auto Credit-Linked Notes Series 2024-B, Class D, 5.48%, 1/18/2033 (b)	1,838,993	1,843,686
Santander Drive Auto Receivables Trust
Series 2022-4, Class C, 5.00%, 11/15/2029	263,067	263,398
Series 2022-5, Class D, 5.67%, 12/16/2030	286,584	287,345
Series 2022-6, Class D, 5.69%, 2/18/2031	343,873	345,183
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2025-1, Class D, 5.43%, 3/17/2031	1,000,000	1,006,348
Series 2024-2, Class D, 6.28%, 8/15/2031	3,500,000	3,568,132
Series 2024-3, Class D, 5.97%, 10/15/2031	2,385,000	2,424,263
Series 2025-4, Class D, 4.95%, 1/15/2032	3,930,000	3,889,991
Series 2024-5, Class D, 5.14%, 2/17/2032	1,392,000	1,395,198
SCF Equipment Leasing LLC
Series 2023-1A, Class A3, 6.17%, 5/20/2032 (b)	46,111	46,347
Series 2024-1A, Class C, 5.82%, 9/20/2032 (b)	290,000	293,361
Series 2023-1A, Class D, 7.00%, 8/22/2033 (b)	1,799,000	1,851,648
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (b)	1,700,000	1,708,101
Series 2025-1A, Class D, 5.88%, 11/20/2035 (b)	8,157,000	8,191,715
Series 2025-1A, Class E, 6.75%, 11/20/2035 (b)	1,290,000	1,310,411
Series 2025-2A, Class C, 4.82%, 6/20/2036 (b)	4,266,000	4,128,828
Series 2025-2A, Class D, 5.33%, 6/20/2036 (b)	4,845,000	4,728,528
Series 2025-2A, Class E, 6.21%, 6/20/2036 (b)	7,265,000	7,050,337
Sierra Timeshare Receivables Funding LLC
Series 2023-1A, Class C, 7.00%, 1/20/2040 (b)	126,023	128,333
Series 2022-2A, Class C, 6.36%, 6/20/2040 (b)	107,967	108,648
Series 2024-2A, Class C, 5.83%, 6/20/2041 (b)	246,845	247,778
Series 2024-3A, Class C, 5.32%, 8/20/2041 (b)	565,993	561,653
Series 2026-1A, Class B, 4.80%, 12/22/2042 (b)	2,585,443	2,548,341
Series 2025-2A, Class C, 5.32%, 4/20/2044 (b)	769,506	762,345
Series 2025-3A, Class C, 4.98%, 8/22/2044 (b)	1,081,437	1,059,819
SRT Issuer I LLC 0.00%, 7/7/2031 ‡ (c)	7,000,000	6,991,250
SRT Issuer LLC 0.00%, 12/7/2031 ‡ (c)	7,000,000	7,003,064
Stream Innovations Issuer Trust
Series 2024-1A, Class A, 6.27%, 7/15/2044 (b)	441,241	449,474
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-1A, Class B, 7.89%, 7/15/2044 (b)	2,845,905	2,982,701
Series 2024-2A, Class B, 6.34%, 2/15/2045 (b)	2,579,064	2,603,123
Series 2025-1A, Class A, 5.05%, 9/15/2045 (b)	1,352,872	1,337,857
Series 2025-1A, Class B, 5.48%, 9/15/2045 (b)	2,877,994	2,864,581
Series 2025-1A, Class C, 6.12%, 9/15/2045 (b)	5,554,098	5,551,433
Series 2026-1A, Class A, 4.78%, 8/15/2046 (b)	12,649,187	12,381,359
Towd Point Mortgage Trust
Series 2025-FIX1, Class A1, 4.97%, 9/25/2065 (b) (d)	9,660,432	9,534,835
Series 2026-FIX1, Class A1, 4.98%, 12/25/2065 (b) (d)	17,069,719	16,819,452
Series 2026-CES1, Class A1, 4.96%, 1/25/2066 (b) (d)	7,545,392	7,442,963
Series 2026-CES2, Class A1A, 4.72%, 2/25/2066 (b) (d)	6,503,180	6,376,777
Series 2026-FIX2, Class A1A, 5.31%, 4/25/2066 (b) (d)	7,488,096	7,419,196
Tricon American Homes Trust
Series 2020-SFR2, Class C, 2.03%, 11/17/2039 (b)	2,500,000	2,398,887
Series 2020-SFR2, Class E1, 2.73%, 11/17/2039 (b)	500,000	481,066
Tricon Residential Trust
Series 2022-SFR1, Class E1, 5.34%, 4/17/2039 (b)	272,000	270,554
Series 2022-SFR2, Class E, 7.51%, 7/17/2040 (b)	1,000,000	989,839
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (b)	300,000	293,585
Truist Bank Auto Credit-Linked Notes
Series 2025-1, Class B, 4.73%, 9/26/2033 (b)	1,954,635	1,945,535
Series 2026-1, Class B, 5.07%, 6/26/2034 (b)	8,597,202	8,565,742
Ucielo 2025-assic 8.01%, 8/9/2033 ‡	336,575	336,575
United Airlines Pass-Through Trust
Series 2019-2, Class B, 3.50%, 5/1/2028	1,730,402	1,695,250
Series 2018-1, Class A, 3.70%, 3/1/2030	2,370,747	2,252,662
Series 2024-1, Class AA, 5.45%, 2/15/2037	882,894	883,660
UPG HI Issuer Trust Series 2025-2, Class A, 5.00%, 9/25/2047 (b)	4,382,421	4,357,283
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Upstart Frn Series 2025-TE, 6.80%, 3/29/2029 ‡ (b)	2,337,397	2,334,475
Upstart Securitization Trust
Series 2025-1, Class A, 5.45%, 4/20/2035 (b)	684,444	685,906
Series 2026-2, Class B, 5.08%, 5/20/2036 (b)	4,529,000	4,506,254
Series 2026-2, Class C, 5.83%, 5/20/2036 (b)	3,250,000	3,234,467
UPSTART Securitization Trust
Series 2026-1, Class B, 4.98%, 3/20/2036 (b)	6,073,000	6,037,446
Series 2026-1, Class C, 5.54%, 3/20/2036 (b)	7,996,000	7,939,751
UPX HIL Issuer Trust Series 2025-1, Class A, 5.16%, 1/25/2047 (b)	8,097,986	8,028,630
US Bank NA Series 2026-RVM1, Class B1, 4.96%, 12/25/2046 (b)	6,768,174	6,639,278
Verdant Receivables LLC Series 2025-1A, Class B, 5.37%, 5/12/2033 (b)	2,400,000	2,401,693
Veros Auto Receivables Trust
Series 2026-1, Class B, 4.84%, 5/15/2029 (b)	3,055,000	3,048,618
Series 2026-1, Class C, 5.22%, 7/15/2031 (b)	4,757,000	4,740,805
Series 2026-2, Class D, 6.01%, 1/12/2032 (b)	3,301,000	3,305,211
VFI ABS LLC Series 2025-1A, Class B, 4.97%, 12/24/2030 (b)	1,195,000	1,187,588
VOLT C LLC Series 2021-NPL9, Class A1, 5.99%, 5/25/2051 (b) (d)	16,607	16,606
VOLT CII LLC Series 2021-NP11, Class A1, 5.87%, 8/25/2051 (b) (d)	3,563	3,563
Western Funding Auto Loan Trust Series 2025-1, Class D, 5.79%, 1/15/2036 (b)	8,858,000	8,845,953
Westgate Resorts LLC
Series 2024-1A, Class B, 6.56%, 1/20/2038 (b)	314,975	317,434
Series 2026-1A, Class B, 5.47%, 10/20/2039 (b)	2,062,591	2,051,783
Series 2026-1A, Class C, 6.08%, 10/20/2039 (b)	6,431,946	6,432,203
Westlake Automobile Receivables Trust
Series 2023-4A, Class D, 7.19%, 7/16/2029 (b)	350,000	357,476
Series 2024-2A, Class D, 5.91%, 4/15/2030 (b)	6,500,000	6,566,415
Series 2025-3A, Class C, 4.68%, 7/15/2031 (b)	2,502,000	2,490,808
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	11

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Wingspire Equipment Finance LLC
Series 2024-1A, Class C, 5.28%, 9/20/2032 (b)	1,242,000	1,244,374
Series 2025-1A, Class A2, 4.33%, 9/20/2033 (b)	2,354,162	2,349,074
Series 2025-1A, Class C, 4.76%, 9/20/2033 (b)	2,000,000	1,978,200
Wolf Energy Asset Issuer LLC 5.70%, 7/25/2050 ‡	2,452,159	2,452,159
Total Asset-Backed Securities (Cost $1,741,914,261)		1,732,730,783
Corporate Bonds — 17.1%
Aerospace & Defense — 0.2%
Boeing Co. (The)
3.38%, 6/15/2046	4,660,000	3,173,420
3.63%, 3/1/2048	1,450,000	999,226
5.81%, 5/1/2050	3,620,000	3,412,391
3.83%, 3/1/2059	1,000,000	657,174
Honeywell Aerospace, Inc. 4.95%, 3/16/2036	5,235,000	5,028,989
Leidos, Inc.
2.30%, 2/15/2031	1,250,000	1,103,398
5.00%, 3/15/2036	2,195,000	2,075,952
Textron, Inc. 5.50%, 5/15/2035	1,200,000	1,193,793
		17,644,343
Banks — 5.0%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.52%, 12/3/2035 (b) (e)	500,000	498,117
AIB Group plc (Ireland)
(SOFR + 1.65%), 5.32%, 5/15/2031 (b) (e)	1,190,000	1,193,756
(SOFRINDX + 1.91%), 5.87%, 3/28/2035 (b) (e)	18,170,000	18,512,793
Banco Bilbao Vizcaya Argentaria SA (Spain) 5.13%, 3/3/2036	4,400,000	4,203,604
Banco Santander SA (Spain) 5.13%, 11/6/2035	14,000,000	13,397,181
Bank of America Corp.
(SOFR + 1.04%), 4.70%, 4/23/2032 (e)	3,550,000	3,477,698
(SOFR + 1.21%), 2.57%, 10/20/2032 (e)	500,000	440,841
(SOFR + 2.16%), 5.02%, 7/22/2033 (e)	500,000	493,795
(SOFR + 1.65%), 5.47%, 1/23/2035 (e)	11,030,000	11,052,256
(SOFR + 1.31%), 5.51%, 1/24/2036 (e)	5,650,000	5,642,603
(SOFR + 1.13%), 5.05%, 2/6/2037 (e)	16,305,000	15,657,253
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(SOFR + 1.57%), 5.49%, 4/23/2037 (e)	8,240,000	7,999,918
(SOFR + 1.93%), 2.68%, 6/19/2041 (e)	2,545,000	1,779,882
Bank of Ireland Group plc (Ireland)
(SOFR + 1.62%), 5.60%, 3/20/2030 (b) (e)	445,000	451,119
(SOFRINDX + 1.16%), 5.00%, 11/12/2032 (b) (e)	7,340,000	7,210,969
Bank of Montreal (Canada) Series J, (SOFR + 0.97%), 4.44%, 1/14/2032 (e)	2,155,000	2,091,831
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.97%), 4.90%, 6/5/2032 (e)	6,220,000	6,123,559
(SOFR + 1.05%), 4.81%, 2/2/2034 (e)	4,015,000	3,877,604
Banque Federative du Credit Mutuel SA (France)
5.54%, 1/22/2030 (b)	835,000	843,368
4.54%, 1/15/2031 (b)	6,930,000	6,721,918
5.11%, 1/15/2036 (b)	3,685,000	3,515,772
Barclays plc (United Kingdom)
(SOFR + 1.14%), 4.52%, 2/24/2032 (e)	1,330,000	1,284,268
(SOFR + 1.14%), 5.10%, 6/26/2032 (e)	5,000,000	4,923,754
(SOFR + 1.91%), 5.34%, 9/10/2035 (e)	1,000,000	970,985
(SOFR + 1.59%), 5.79%, 2/25/2036 (e)	1,005,000	1,003,222
(SOFR + 1.51%), 5.21%, 2/24/2037 (e)	2,895,000	2,744,746
(SOFR + 1.51%), 5.59%, 6/26/2037 (e)	5,000,000	4,866,730
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico (Mexico) 5.40%, 6/3/2031 (b)	4,981,000	4,939,284
BNP Paribas SA (France)
(SOFR + 1.52%), 5.18%, 1/9/2030 (b) (e)	400,000	401,838
(SOFR + 1.62%), 5.79%, 1/13/2033 (b) (e)	4,383,000	4,446,667
(SOFR + 1.92%), 5.91%, 11/19/2035 (b) (e)	6,000,000	5,974,873
BPCE SA (France)
(SOFR + 1.22%), 5.18%, 6/2/2032 (b) (e)	8,938,000	8,795,762
(SOFR + 1.63%), 5.77%, 6/2/2037 (b) (e)	6,330,000	6,147,627
CaixaBank SA (Spain)
(SOFRINDX + 1.78%), 5.67%, 3/15/2030 (b) (e)	313,000	317,634
(SOFR + 1.21%), 4.82%, 4/22/2032 (b) (e)	2,080,000	2,034,717
(SOFR + 2.77%), 6.84%, 9/13/2034 (b) (e)	448,000	479,133
(SOFR + 2.26%), 6.04%, 6/15/2035 (b) (e)	6,510,000	6,656,769
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.79%), 5.58%, 7/3/2036 (b) (e)	14,955,000	14,740,097
Canadian Imperial Bank of Commerce (Canada) (SOFRINDX + 1.01%), 5.05%, 6/16/2032 (e)	7,420,000	7,354,790
Citigroup, Inc.
(SOFR + 1.34%), 4.54%, 9/19/2030 (e)	1,026,000	1,012,280
(SOFR + 1.17%), 4.50%, 9/11/2031 (e)	2,000,000	1,951,377
(SOFR + 1.45%), 5.45%, 6/11/2035 (e)	3,275,000	3,265,036
(SOFR + 1.83%), 6.02%, 1/24/2036 (e)	3,400,000	3,421,534
(SOFR + 1.47%), 5.33%, 3/27/2036 (e)	3,755,000	3,696,269
(SOFR + 1.49%), 5.17%, 9/11/2036 (e)	7,500,000	7,286,877
(SOFR + 1.75%), 5.61%, 3/4/2056 (e)	1,000,000	934,736
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.99%, 5/27/2031 (b) (e)	2,440,000	2,430,230
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 5.71%, 1/21/2033 (b) (e)	1,800,000	1,839,511
Credit Agricole SA (France)
(SOFR + 1.46%), 5.22%, 5/27/2031 (b) (e)	374,000	373,162
(SOFR + 1.13%), 5.19%, 8/1/2032 (b) (e)	5,720,000	5,655,124
(SOFR + 1.74%), 5.86%, 1/9/2036 (b) (e)	1,605,000	1,612,527
(SOFR + 1.43%), 5.26%, 1/12/2037 (b) (e)	6,810,000	6,491,405
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (b) (e)	400,000	406,313
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (b) (e)	4,300,000	4,276,481
HSBC Holdings plc (United Kingdom)
(SOFR + 1.29%), 5.29%, 11/19/2030 (e)	1,480,000	1,485,690
(SOFR + 1.29%), 5.13%, 3/3/2031 (e)	980,000	977,570
(SOFR + 1.16%), 5.24%, 8/14/2032 (e)	1,300,000	1,291,660
(SOFR + 1.32%), 5.21%, 5/12/2034 (e)	5,000,000	4,893,358
(SOFR + 1.43%), 5.13%, 11/6/2036 (e)	4,855,000	4,645,822
(SOFR + 1.55%), 5.28%, 3/10/2037 (e)	9,265,000	8,906,456
(SOFR + 1.47%), 5.73%, 8/14/2037 (e)	5,950,000	5,895,661
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
ING Groep NV (Netherlands)
Series VAR, (SOFRINDX + 1.26%), 4.80%, 3/23/2032 (e)	1,550,000	1,520,744
(SOFR + 1.61%), 5.53%, 3/25/2036 (e)	1,000,000	992,026
(SOFRINDX + 1.61%), 5.42%, 3/23/2037 (e)	1,520,000	1,484,148
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.45%, 9/23/2031 (b) (e)	6,526,000	6,345,119
KeyCorp (SOFR + 1.37%), 5.31%, 1/28/2037 (e)	1,650,000	1,584,523
M&T Bank Corp. (SOFR + 1.40%), 5.18%, 7/8/2031 (e)	3,570,000	3,565,078
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.19%, 9/12/2036 (e)	2,180,000	2,112,307
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 5.06%, 1/14/2037 (e)	3,160,000	3,023,557
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.98%), 5.87%, 4/21/2047 (e)	4,430,000	4,308,683
Mizuho Bank Ltd. (Japan) 5.77%, 4/16/2046 (b)	3,800,000	3,665,781
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.82%), 5.10%, 5/13/2031 (e)	2,000,000	1,996,059
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.71%, 7/8/2031 (e)	4,565,000	4,499,629
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.32%, 7/8/2036 (e)	565,000	553,742
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.97%), 5.82%, 7/13/2047 (e)	5,000,000	4,796,899
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (e)	792,000	791,056
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (e)	7,480,000	7,580,160
PNC Financial Services Group, Inc. (The)
(SOFR + 1.39%), 5.58%, 1/29/2036 (e)	2,000,000	2,002,011
(SOFR + 1.42%), 5.37%, 7/21/2036 (e)	1,375,000	1,355,197
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	13

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Santander Holdings USA, Inc.
(SOFR + 1.28%), 5.22%, 6/5/2032 (e)	3,610,000	3,557,861
(SOFR + 1.60%), 5.70%, 6/5/2037 (e)	4,170,000	4,060,719
Santander UK Group Holdings plc (United Kingdom)
(SOFRINDX + 1.07%), 4.32%, 9/22/2029 (e)	1,535,000	1,514,672
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (e)	680,000	673,191
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (e)	2,050,000	2,074,713
(SOFRINDX + 1.58%), 5.14%, 9/22/2036 (e)	1,510,000	1,431,272
Skandinaviska Enskilda Banken AB (Sweden) 4.50%, 9/3/2030 (b)	1,445,000	1,414,070
Societe Generale SA (France)
5.25%, 2/19/2027 (b)	435,000	436,707
(SOFR + 1.65%), 5.51%, 5/22/2031 (b) (e)	200,000	200,723
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.34%, 1/21/2033 (b) (e)	2,225,000	1,991,646
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (b) (e)	2,455,000	2,505,143
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (b) (e)	9,214,000	9,314,092
(SOFR + 1.73%), 5.44%, 10/3/2036 (b) (e)	6,000,000	5,739,570
(SOFR + 1.60%), 5.40%, 4/10/2037 (b) (e)	11,045,000	10,494,030
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.15%), 5.01%, 10/15/2030 (b) (e)	580,000	577,992
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.24%, 1/13/2037 (b) (e)	1,085,000	1,036,544
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.18%), 5.85%, 8/13/2037 (b) (e)	1,680,000	1,667,702
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.42%, 7/9/2031	400,000	403,918
(SOFR + 1.38%), 4.95%, 7/8/2033 (e)	2,500,000	2,443,684
(SOFR + 1.36%), 5.57%, 1/15/2047 (e)	3,755,000	3,534,296
Toronto-Dominion Bank (The) (Canada) 4.87%, 4/22/2033	4,500,000	4,383,666
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
Truist Financial Corp.
(SOFR + 1.92%), 5.71%, 1/24/2035 (e)	1,615,000	1,624,457
(SOFR + 1.40%), 4.96%, 10/23/2036 (e)	10,925,000	10,354,342
Series I, (SOFR + 1.41%), 5.28%, 4/23/2037 (e)	1,700,000	1,642,218
US Bancorp
(SOFR + 1.30%), 5.08%, 5/15/2031 (e)	1,000,000	999,559
(SOFR + 1.86%), 5.68%, 1/23/2035 (e)	1,685,000	1,702,708
Wells Fargo & Co.
(SOFR + 1.78%), 5.50%, 1/23/2035 (e)	535,000	535,527
(SOFR + 1.38%), 5.21%, 12/3/2035 (e)	4,910,000	4,805,420
(SOFR + 1.74%), 5.61%, 4/23/2036 (e)	17,971,000	18,039,202
(SOFR + 1.34%), 4.89%, 9/15/2036 (e)	790,000	753,291
(SOFR + 1.10%), 4.96%, 1/23/2037 (e)	17,010,000	16,198,798
		434,306,264
Beverages — 0.0% ^
Maple Parent Holdings Corp.
5.05%, 3/26/2031 (b)	1,400,000	1,378,631
5.70%, 3/26/2036 (b)	1,078,000	1,061,613
		2,440,244
Biotechnology — 0.3%
AbbVie, Inc.
4.75%, 3/15/2036	1,700,000	1,620,087
5.30%, 9/15/2036	3,130,000	3,095,645
4.85%, 6/15/2044	1,000,000	881,556
5.55%, 3/15/2056	5,605,000	5,240,434
6.00%, 9/15/2056	1,190,000	1,182,537
Amgen, Inc.
4.85%, 2/19/2036	4,425,000	4,220,846
4.66%, 6/15/2051	3,200,000	2,601,878
5.65%, 3/2/2053	1,664,000	1,550,835
Biogen, Inc.
5.75%, 5/15/2035	770,000	782,401
3.25%, 2/15/2051	3,900,000	2,448,942
6.45%, 5/15/2055	1,500,000	1,540,426
Gilead Sciences, Inc. 5.60%, 11/15/2064	1,000,000	929,470
		26,095,057
Broadline Retail — 0.2%
Amazon.com, Inc.
4.88%, 3/13/2036	5,730,000	5,446,738
6.00%, 7/9/2046	8,155,000	7,939,557
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Broadline Retail — continued
5.80%, 3/13/2056	2,350,000	2,167,666
6.10%, 7/9/2056	3,105,000	2,998,694
		18,552,655
Capital Markets — 1.7%
Ameriprise Financial, Inc. 5.35%, 6/15/2036	3,390,000	3,314,374
Charles Schwab Corp. (The) (SOFR + 1.32%), 5.66%, 8/12/2037 (e)	3,190,000	3,179,463
Deutsche Bank AG (Germany)
(SOFR + 1.21%), 5.37%, 1/10/2029 (e)	2,000,000	2,012,981
(SOFR + 3.18%), 6.72%, 1/18/2029 (e)	175,000	179,187
(SOFR + 1.10%), 4.47%, 12/10/2031 (e)	825,000	803,145
(SOFR + 1.72%), 3.04%, 5/28/2032 (e)	445,000	399,918
Goldman Sachs Group, Inc. (The)
(SOFR + 0.96%), 4.52%, 1/21/2032 (e)	10,000,000	9,686,785
(SOFR + 1.03%), 4.97%, 6/3/2032 (e)	8,000,000	7,875,424
(SOFR + 1.34%), 5.09%, 4/20/2034 (e)	4,685,000	4,569,876
(SOFR + 1.55%), 5.85%, 4/25/2035 (e)	350,000	354,957
(SOFR + 1.55%), 5.33%, 7/23/2035 (e)	1,070,000	1,050,793
(SOFR + 1.42%), 5.02%, 10/23/2035 (e)	2,000,000	1,920,045
(SOFR + 1.38%), 5.54%, 1/28/2036 (e)	18,305,000	18,114,602
(SOFR + 1.33%), 4.94%, 10/21/2036 (e)	1,905,000	1,798,934
(SOFR + 1.19%), 5.07%, 1/21/2037 (e)	6,320,000	6,000,908
(SOFR + 1.31%), 5.43%, 6/3/2037 (e)	5,000,000	4,869,377
(SOFR + 1.82%), 6.22%, 7/21/2057 (e)	5,000,000	4,946,558
Morgan Stanley
Series I, (SOFR + 1.07%), 4.36%, 10/22/2031 (e)	1,070,000	1,034,888
(SOFRINDX + 1.18%), 4.81%, 4/16/2032 (e)	2,990,000	2,927,440
(SOFRINDX + 1.16%), 5.17%, 7/14/2032 (e)	1,755,000	1,741,918
(SOFR + 1.73%), 5.47%, 1/18/2035 (e)	561,000	558,053
(SOFR + 1.42%), 5.59%, 1/18/2036 (e)	14,000,000	13,974,651
Series I, (SOFR + 1.31%), 4.89%, 10/22/2036 (e)	11,820,000	11,171,886
(SOFR + 1.18%), 5.07%, 1/30/2037 (e)	2,945,000	2,807,562
(SOFRINDX + 1.41%), 5.30%, 4/10/2037 (e)	310,000	299,822
(SOFRINDX + 1.43%), 5.61%, 7/17/2037 (e)	1,375,000	1,361,380
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Capital Markets — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (e)	5,000,000	5,058,614
(SOFR + 1.49%), 3.22%, 4/22/2042 (e)	1,200,000	881,993
(SOFR + 1.78%), 5.90%, 3/13/2047 (e)	10,000,000	9,736,415
Nomura Holdings, Inc. (Japan)
5.17%, 7/14/2031	3,230,000	3,195,293
5.55%, 7/14/2036	4,200,000	4,104,713
State Street Corp. (SOFR + 1.22%), 4.78%, 10/23/2036 (e)	1,070,000	1,014,085
UBS Group AG (Switzerland)
(SOFR + 1.73%), 3.09%, 5/14/2032 (b) (e)	250,000	226,921
(SOFR + 1.29%), 4.84%, 11/6/2033 (b) (e)	4,800,000	4,642,739
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 6.30%, 9/22/2034 (b) (e)	636,000	663,686
(SOFR + 1.76%), 5.58%, 5/9/2036 (b) (e)	2,000,000	1,988,998
(SOFR + 1.34%), 5.01%, 3/23/2037 (b) (e)	1,310,000	1,243,283
(SOFR + 1.34%), 5.20%, 8/10/2037 (b) (e)	4,165,000	3,988,039
(USD SOFR ICE Swap Rate 1 Year + 1.86%), 5.38%, 9/6/2045 (b) (e)	1,000,000	920,979
		144,620,685
Chemicals — 0.2%
EIDP, Inc. 5.13%, 5/15/2032	1,500,000	1,477,566
International Flavors & Fragrances, Inc. 2.30%, 11/1/2030 (b)	7,800,000	6,982,222
Nutrien Ltd. (Canada) 5.35%, 5/29/2036	5,000,000	4,886,695
		13,346,483
Commercial Services & Supplies — 0.0% ^
Element Fleet Management Corp. (Canada) 5.04%, 3/25/2030 (b)	800,000	796,206
JGWB Holdings, Inc. Class A, 0.00%, 2/15/2030 ‡ (c)	739,557	739,557
		1,535,763
Communications Equipment — 0.0% ^
Motorola Solutions, Inc. 5.65%, 8/17/2036	1,050,000	1,045,904
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	15

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Construction & Engineering — 0.1%
Quanta Services, Inc.
5.10%, 8/9/2035	1,475,000	1,421,800
5.55%, 8/9/2036	7,360,000	7,247,068
		8,668,868
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 6.38%, 8/15/2056	5,890,000	6,015,506
Consumer Finance — 0.6%
AerCap Ireland Capital DAC (Ireland)
3.30%, 1/30/2032	730,000	658,736
4.75%, 1/15/2033	1,770,000	1,700,916
5.00%, 11/15/2035	765,000	727,124
3.85%, 10/29/2041	1,520,000	1,186,724
Aircastle Ltd.
5.25%, 3/15/2030 (b)	525,000	523,786
5.00%, 9/15/2030 (b)	265,000	261,475
5.00%, 5/15/2031 (b)	6,100,000	5,995,753
5.75%, 10/1/2031 (b)	1,443,000	1,460,095
Ally Financial, Inc. (SOFR + 2.82%), 6.85%, 1/3/2030 (e)	2,000,000	2,070,585
American Express Co.
(SOFR + 1.22%), 4.92%, 7/20/2033 (e)	420,000	412,693
(SOFRINDX + 1.32%), 5.44%, 1/30/2036 (e)	1,935,000	1,928,907
(SOFR + 1.24%), 4.80%, 10/24/2036 (e)	1,535,000	1,451,215
Avolon Holdings Funding Ltd. (Ireland)
4.95%, 1/15/2028 (b)	1,500,000	1,502,178
5.75%, 3/1/2029 (b)	850,000	860,965
5.15%, 1/15/2030 (b)	3,732,000	3,709,048
4.90%, 10/10/2030 (b)	928,000	909,746
4.70%, 1/30/2031 (b)	1,460,000	1,420,200
4.95%, 10/15/2032 (b)	5,823,000	5,600,724
4.85%, 4/1/2033 (b)	1,585,000	1,512,978
Capital One Financial Corp.
(SOFR + 1.63%), 5.20%, 9/11/2036 (e)	4,875,000	4,649,655
(SOFR + 1.51%), 5.40%, 1/30/2037 (e)	5,400,000	5,206,045
Medallion Financial Corp. Series QIB, 8.25%, 5/1/2031 (b)	9,000,000	8,974,575
Synchrony Financial (SOFRINDX + 2.13%), 5.94%, 8/2/2030 (e)	1,844,000	1,870,378
		54,594,501
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Consumer Staples Distribution & Retail — 0.0% ^
CVS Pass-Through Trust 7.51%, 1/10/2032 (b)	778,851	806,783
Containers & Packaging — 0.1%
Amcor Flexibles North America, Inc.
5.10%, 3/17/2030	1,645,000	1,648,850
5.13%, 3/12/2036	3,725,000	3,587,727
Packaging Corp. of America 5.20%, 8/15/2035	1,005,000	983,856
Smurfit Westrock Financing DAC (Ireland) 5.42%, 1/15/2035	755,000	748,088
		6,968,521
Diversified — 0.1%
Ygrene Frn 8.50%, 7/25/2045 ‡ (b)	8,574,824	8,617,698
Diversified REITs — 0.1%
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/2030	2,990,000	2,914,623
4.70%, 3/15/2033	2,000,000	1,902,263
WP Carey, Inc. 5.20%, 9/15/2036	2,760,000	2,646,871
		7,463,757
Diversified Telecommunication Services — 0.9%
AT&T, Inc.
4.55%, 11/1/2032	1,685,000	1,617,682
5.13%, 4/30/2036	850,000	809,686
3.55%, 9/15/2055	9,940,000	6,025,541
6.20%, 10/30/2056	5,000,000	4,694,359
3.80%, 12/1/2057	1,005,000	631,348
Beacon Point DC LLC 6.13%, 11/30/2042 (b)	14,685,000	13,937,632
Bell Telephone Co. of Canada or Bell Canada (Canada) 5.45%, 11/15/2036	5,940,000	5,761,469
Comcast Corp.
5.30%, 6/1/2034	500,000	491,736
3.25%, 11/1/2039	1,210,000	883,310
3.40%, 7/15/2046	5,000,000	3,204,296
4.00%, 11/1/2049	2,785,000	1,878,676
2.94%, 11/1/2056	1,830,000	935,196
Orange SA (France) 4.75%, 1/13/2033 (b)	5,610,000	5,400,376
RD Michigan Property Owner I LLC 7.50%, 3/30/2045 (b)	6,938,000	6,614,531
Sopaipilla Investor LLC 7.53%, 11/30/2048 (b) (d)	6,300,000	6,453,735
Space Exploration Technologies Corp.
5.35%, 7/15/2031 (b)	7,550,000	7,379,747
5.65%, 7/15/2033 (b)	7,400,000	7,139,057
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
5.88%, 7/15/2036 (b)	3,705,000	3,491,847
Verizon Communications, Inc. 2.99%, 10/30/2056	1,440,000	796,187
		78,146,411
Electric Utilities — 1.1%
Appalachian Power Recovery Funding LLC Series A-3, 5.84%, 4/1/2046	3,340,000	3,303,108
Duke Energy Corp. 5.70%, 9/15/2055	1,110,000	1,017,474
Emera US Finance LP (Canada) 4.75%, 6/15/2046	6,885,000	5,682,322
ENEL Finance International NV (Italy)
5.50%, 6/26/2034 (b)	350,000	348,003
5.00%, 9/30/2035 (b)	1,425,000	1,354,174
5.38%, 7/13/2036 (b)	1,585,000	1,535,247
Entergy Louisiana LLC 5.80%, 3/15/2055	440,000	416,781
Entergy Texas, Inc. 5.55%, 9/15/2054	564,000	516,186
Evergy Kansas Central, Inc. 5.25%, 3/15/2035	500,000	490,497
Evergy Missouri West, Inc. 5.25%, 12/15/2035 (b)	750,000	727,980
Exelon Corp. 5.88%, 3/15/2055	1,000,000	945,907
Florida Power & Light Co. 5.80%, 3/15/2065	490,000	461,643
ITC Holdings Corp.
5.50%, 4/15/2036 (b)	1,510,000	1,486,706
5.30%, 7/1/2043	2,435,000	2,218,490
Massachusetts Electric Co. 6.24%, 7/20/2056 (b)	2,050,000	2,010,914
NextEra Energy Capital Holdings, Inc. 5.90%, 3/15/2055	1,415,000	1,328,845
Niagara Mohawk Power Corp. 6.00%, 7/3/2055 (b)	720,000	686,545
NRG Energy, Inc. 5.41%, 10/15/2035 (b)	6,325,000	6,040,720
Oklahoma Gas and Electric Co. 5.60%, 4/1/2053	450,000	419,526
Oncor Electric Delivery Co. LLC
5.30%, 6/1/2042	650,000	606,813
5.80%, 4/1/2055	1,000,000	952,796
Pacific Gas and Electric Co.
5.70%, 3/1/2035	1,695,000	1,671,394
6.00%, 8/15/2035	640,000	644,304
4.50%, 7/1/2040	955,000	792,522
3.75%, 8/15/2042 (d)	3,000,000	2,179,326
4.30%, 3/15/2045	745,000	562,926
4.95%, 7/1/2050	8,680,000	6,927,310
6.75%, 1/15/2053	1,500,000	1,499,207
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
6.10%, 10/15/2055	2,600,000	2,389,305
6.00%, 5/1/2056	3,535,000	3,223,228
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	290,000	283,016
Series A-3, 5.53%, 6/1/2049	345,000	330,704
Public Service Co. of Colorado Series 47, 6.20%, 8/15/2056	2,420,000	2,415,773
Public Service Co. of Oklahoma 5.45%, 1/15/2036	2,470,000	2,430,680
SCE Recovery Funding LLC
Series A-1, 5.39%, 12/15/2043	3,030,000	3,038,386
5.34%, 3/15/2045	1,535,000	1,489,337
Series A-2, 6.04%, 12/15/2052	4,640,000	4,663,422
Series A-3, 6.09%, 6/15/2059	4,480,000	4,542,845
Southern California Edison Co.
5.88%, 12/1/2053	610,000	548,237
5.75%, 4/15/2054	4,550,000	4,022,219
5.90%, 3/1/2055	55,000	49,426
Union Electric Co. 5.75%, 9/15/2056	3,500,000	3,324,888
Virginia Electric and Power Co. 5.65%, 3/15/2055	1,500,000	1,390,793
Vistra Operations Co. LLC
4.38%, 5/1/2029 (b)	3,700,000	3,618,223
4.60%, 10/15/2030 (b)	1,994,000	1,935,795
6.00%, 4/15/2034 (b)	2,421,000	2,430,691
5.70%, 12/30/2034 (b)	4,145,000	4,087,713
5.25%, 10/15/2035 (b)	3,920,000	3,730,238
5.35%, 1/31/2036 (b)	1,715,000	1,638,050
		98,410,635
Electrical Equipment — 0.1%
Eaton Corp.
4.50%, 3/6/2033	4,185,000	4,030,740
4.80%, 3/6/2036	3,230,000	3,087,313
		7,118,053
Electronic Equipment, Instruments & Components — 0.0% ^
Amphenol Corp. 5.30%, 11/15/2055	2,110,000	1,910,935
Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC 4.65%, 6/15/2033	4,245,000	4,084,651
Financial Services — 1.6%
Baml RCAP Frn (United Kingdom) 8.00%, 10/26/2029 ‡	3,000,000	2,996,250
BCAP LLC Trust 0.00%, 9/17/2027 ‡	50,058,475	50,118,546
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	17

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
BG Beta I Ltd. (Cayman Islands) 0.00%, 7/16/2054 ‡ (c)	3,955,280	3,852,838
CFIN 2022-RTL1 Issuer LLC Class A, 0.00%, 8/17/2027 ‡	10,991,095	10,977,356
Fidelity National Information Services, Inc. 4.80%, 3/10/2031	2,213,000	2,167,229
Fiserv, Inc. 5.15%, 8/12/2034	1,325,000	1,258,880
Global Payments, Inc.
5.20%, 11/15/2032	4,675,000	4,510,828
5.40%, 3/15/2033	543,000	528,075
5.55%, 11/15/2035	6,570,000	6,273,144
Goodleap LLC Class A, 0.00%, 7/15/2038 ‡	33,397,549	34,232,488
Nationwide Building Society (United Kingdom) (SOFR + 1.65%), 5.54%, 7/14/2036 (b) (e)	10,200,000	10,049,537
NTT Finance Corp. (Japan) 5.48%, 11/1/2036 (b)	3,320,000	3,229,358
Shell International Finance BV 2.88%, 11/26/2041	937,000	663,589
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	4,036,669	4,036,669
		134,894,787
Food Products — 0.2%
Bunge Ltd. Finance Corp.
4.65%, 9/17/2034	5,256,000	4,995,833
5.15%, 8/4/2035	1,830,000	1,776,187
JBS NV
5.63%, 3/10/2037 (b)	1,200,000	1,166,154
6.50%, 12/1/2052	6,155,000	5,965,854
6.38%, 2/25/2055	585,000	558,826
6.38%, 4/15/2066	2,020,000	1,894,494
Kraft Heinz Foods Co.
4.38%, 6/1/2046	849,000	660,656
4.88%, 10/1/2049	2,200,000	1,791,866
Mars, Inc. 5.65%, 5/1/2045 (b)	1,310,000	1,256,429
		20,066,299
Gas Utilities — 0.0% ^
Atmos Energy Corp. 5.00%, 12/15/2054	629,000	540,459
Ground Transportation — 0.0% ^
Canadian Pacific Railway Co. (Canada) 4.80%, 8/1/2045	700,000	609,791
SMBC Aviation Capital Finance DAC (Ireland) 5.25%, 11/26/2035 (b)	700,000	672,453
		1,282,244
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Health Care Equipment & Supplies — 0.1%
Solventum Corp.
5.60%, 3/23/2034	4,903,000	4,923,068
5.90%, 4/30/2054	5,000,000	4,708,258
Zimmer Biomet Holdings, Inc. 5.50%, 2/19/2035	2,065,000	2,057,776
		11,689,102
Health Care Providers & Services — 0.5%
Aetna, Inc. 4.75%, 3/15/2044	1,000,000	834,318
Cardinal Health, Inc. 5.15%, 9/15/2035	2,165,000	2,108,251
Cencora, Inc. 5.15%, 2/15/2035	775,000	759,539
Cigna Group (The)
5.25%, 1/15/2036	1,212,000	1,184,102
3.20%, 3/15/2040	1,429,000	1,077,572
HCA, Inc.
5.75%, 3/1/2035	3,195,000	3,219,555
4.90%, 11/15/2035	1,530,000	1,446,955
5.30%, 5/15/2036	7,500,000	7,256,099
4.63%, 3/15/2052	1,435,000	1,111,826
5.95%, 9/15/2054	5,100,000	4,757,150
6.20%, 3/1/2055	2,000,000	1,934,362
6.10%, 4/1/2064	825,000	778,337
Triad Holdings III LLC 0.00%, 4/1/2052 ‡	16,432,007	16,596,327
UnitedHealth Group, Inc.
5.70%, 10/15/2040	400,000	399,290
5.63%, 7/15/2054	670,000	621,930
		44,085,613
Health Care REITs — 0.0% ^
Healthpeak OP LLC 5.38%, 2/15/2035	1,135,000	1,117,169
Ventas Realty LP 5.00%, 1/15/2035	1,000,000	963,146
		2,080,315
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 5.80%, 3/15/2032	6,430,000	6,448,263
Constellation Energy Generation LLC
5.75%, 10/1/2041	455,000	445,182
5.60%, 6/15/2042	850,000	810,805
		7,704,250
Industrial Conglomerates — 0.0% ^
DuPont de Nemours, Inc.
5.32%, 11/15/2038	1,059,000	1,019,592
5.42%, 11/15/2048	316,000	289,042
		1,308,634
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Industrial REITs — 0.0% ^
Goodman US Finance Eight LLC (Australia) 5.88%, 4/28/2046 (b)	915,000	867,524
Insurance — 0.2%
Corebridge Global Funding 4.90%, 8/21/2032 (b)	560,000	544,271
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	1,395,000	1,411,662
Jackson National Life Global Funding 5.25%, 6/16/2031 (b)	7,655,000	7,581,880
Teachers Insurance & Annuity Association of America 6.05%, 6/15/2056 (b)	8,130,000	7,833,331
		17,371,144
Interactive Media & Services — 0.5%
Alphabet, Inc.
5.50%, 2/15/2046	2,115,000	1,964,899
5.65%, 2/15/2056	3,105,000	2,840,761
5.75%, 2/15/2066	1,910,000	1,714,795
Meta Platforms, Inc.
4.60%, 11/15/2032	7,410,000	7,115,314
5.25%, 5/15/2036	3,510,000	3,378,126
5.50%, 11/15/2045	5,430,000	4,712,162
5.40%, 8/15/2054	6,500,000	5,269,414
5.63%, 11/15/2055	4,165,000	3,471,386
6.30%, 5/15/2056	9,265,000	8,530,080
		38,996,937
IT Services — 0.1%
Beignet Investor LLC 6.58%, 5/30/2049 (b)	10,968,000	10,507,454
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc. 4.90%, 2/12/2036	3,655,000	3,517,778
Media — 0.2%
Charter Communications Operating LLC
4.40%, 4/1/2033	1,000,000	900,084
7.09%, 9/1/2038 (b)	4,597,000	4,551,241
7.34%, 9/1/2041 (b)	3,059,000	3,036,789
Time Warner Cable LLC
5.88%, 11/15/2040	3,000,000	2,603,610
5.50%, 9/1/2041	3,360,000	2,795,655
		13,887,379
Metals & Mining — 0.1%
Anglo American Capital plc (South Africa)
2.63%, 9/10/2030 (b)	1,200,000	1,091,220
5.75%, 4/5/2034 (b)	2,035,000	2,059,229
5.25%, 3/19/2036 (b)	840,000	809,288
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Metals & Mining — continued
Glencore Funding LLC (Australia)
5.63%, 4/4/2034 (b)	2,000,000	2,008,535
5.51%, 4/1/2036 (b)	4,850,000	4,769,432
		10,737,704
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
ACRES Commercial Realty Corp. 8.63%, 7/31/2031	8,000,000	7,979,248
Resurgent 0.00%, 7/1/2030 ‡	3,000,000	3,000,000
		10,979,248
Multi-Utilities — 0.3%
Dominion Energy, Inc. 5.35%, 6/15/2036	3,590,000	3,485,590
NiSource, Inc. 5.30%, 5/18/2036	11,970,000	11,654,849
Puget Energy, Inc. 5.73%, 3/15/2035	5,985,000	5,907,890
San Diego Gas & Electric Co. Series EEEE, 5.95%, 3/15/2056	1,170,000	1,129,292
Sempra 5.25%, 3/15/2036	3,430,000	3,299,921
Southern Co. Gas Capital Corp.
Series B, 5.10%, 9/15/2035	1,205,000	1,163,085
5.88%, 3/15/2041	1,000,000	996,629
		27,637,256
Oil, Gas & Consumable Fuels — 0.9%
APA Infrastructure Ltd. (Australia) 5.75%, 9/16/2044 (b)	1,487,000	1,425,971
Cheniere Energy Partners LP 5.55%, 10/30/2035	560,000	557,700
Cheniere Energy, Inc.
5.65%, 4/15/2034	570,000	575,013
5.20%, 7/30/2036 (b)	3,025,000	2,916,155
6.00%, 7/30/2056 (b)	1,295,000	1,249,011
Columbia Pipelines Operating Co. LLC
5.44%, 2/15/2035 (b)	10,000,000	9,900,396
5.51%, 5/15/2036 (b)	3,850,000	3,784,976
5.70%, 10/1/2054 (b)	2,230,000	2,050,207
ConocoPhillips Co. 5.50%, 1/15/2055	680,000	626,664
Devon Energy Corp.
5.40%, 2/15/2035 (b)	1,300,000	1,290,925
5.90%, 2/15/2055 (b)	2,275,000	2,170,093
Eastern Energy Gas Holdings LLC
5.65%, 10/15/2054	600,000	546,922
6.20%, 1/15/2055	695,000	684,040
Enbridge, Inc. (Canada)
5.63%, 4/5/2034	890,000	898,785
5.45%, 3/27/2036	6,500,000	6,413,631
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	19

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Energy Transfer LP
5.60%, 9/1/2034	400,000	399,917
5.70%, 4/1/2035	2,000,000	2,008,960
5.35%, 1/15/2036	2,292,000	2,236,231
5.15%, 3/15/2045	1,510,000	1,307,282
Eni SpA (Italy) 6.00%, 5/18/2056 (b)	7,450,000	7,112,392
Enterprise Products Operating LLC 5.55%, 2/16/2055	470,000	438,712
EOG Resources, Inc. 5.35%, 1/15/2036	5,000,000	4,947,918
Hess Corp. 5.60%, 2/15/2041	1,500,000	1,479,729
Kinder Morgan Energy Partners LP 5.50%, 3/1/2044	3,980,000	3,678,652
Kinder Morgan, Inc. 3.25%, 8/1/2050	615,000	388,234
MPLX LP 5.95%, 4/1/2055	4,365,000	4,099,988
ONEOK, Inc.
5.45%, 6/1/2047	1,480,000	1,329,578
4.95%, 7/13/2047	500,000	416,397
6.25%, 10/15/2055	4,000,000	3,925,687
Pioneer Natural Resources Co. 2.15%, 1/15/2031	6,001,000	5,344,112
Plains All American Pipeline LP 4.90%, 2/15/2045	450,000	387,712
Shell Finance US, Inc. 5.13%, 10/15/2041	563,000	525,933
Targa Resources Corp.
4.90%, 9/15/2030	3,247,000	3,222,601
5.50%, 2/15/2035	415,000	410,998
TotalEnergies Capital SA (France) 5.28%, 9/10/2054	1,000,000	903,477
		79,654,999
Passenger Airlines — 0.1%
AAL 6.04%, 9/1/2031 ‡	12,000,000	12,000,000
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co. 2.55%, 11/13/2050	1,150,000	642,000
Eli Lilly & Co. 5.70%, 5/20/2066	2,810,000	2,678,412
Novartis Capital Corp. 5.70%, 3/18/2056	1,000,000	970,353
		4,290,765
Real Estate Management & Development — 0.0% ^
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 2.50%, 10/15/2031 (b)	800,000	700,201
Residential REITs — 0.0% ^
Essex Portfolio LP
5.50%, 4/1/2034	525,000	523,281
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Residential REITs — continued
5.38%, 4/1/2035	1,700,000	1,689,886
Mid-America Apartments LP 4.65%, 1/15/2033	1,155,000	1,114,076
		3,327,243
Semiconductors & Semiconductor Equipment — 0.3%
Broadcom, Inc.
4.80%, 2/15/2036	507,000	465,256
3.50%, 2/15/2041	6,155,000	4,571,913
Foundry JV Holdco LLC
6.10%, 1/25/2036 (b)	873,000	890,014
6.20%, 1/25/2037 (b)	5,855,000	5,998,622
Intel Corp. 5.70%, 2/10/2053	915,000	816,897
Marvell Technology, Inc.
4.75%, 7/15/2030	1,830,000	1,803,447
5.45%, 7/15/2035	4,487,000	4,414,690
5.30%, 4/15/2036	1,900,000	1,831,426
		20,792,265
Software — 0.3%
Oracle Corp.
4.80%, 9/26/2032	1,000,000	924,590
5.70%, 2/4/2036	3,825,000	3,536,761
5.88%, 9/26/2045	465,000	383,456
6.55%, 2/4/2046	2,680,000	2,394,463
4.00%, 7/15/2046	800,000	513,009
3.60%, 4/1/2050	3,050,000	1,769,954
3.95%, 3/25/2051	995,000	603,497
4.38%, 5/15/2055	5,000,000	3,154,597
6.70%, 2/4/2056	5,855,000	5,156,901
6.85%, 2/4/2066	5,885,000	5,167,094
Synopsys, Inc. 5.70%, 4/1/2055	2,385,000	2,207,988
		25,812,310
Specialized REITs — 0.3%
American Tower Corp.
4.70%, 12/15/2032	6,145,000	5,931,114
3.70%, 10/15/2049	900,000	626,858
Equinix, Inc. 5.50%, 8/15/2033	8,000,000	7,904,144
SBA Communications Corp.
5.15%, 7/15/2031	4,275,000	4,238,078
5.45%, 7/15/2033	3,100,000	3,058,709
		21,758,903
Specialty Retail — 0.0% ^
Home Depot, Inc. (The) 4.20%, 4/1/2043	1,000,000	826,314
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — 0.0% ^
Dell International LLC 5.30%, 4/1/2032	1,990,000	1,992,550
Tobacco — 0.0% ^
Philip Morris International, Inc. 3.88%, 8/21/2042	590,000	465,340
Trading Companies & Distributors — 0.0% ^
Aviation Capital Group LLC 5.13%, 4/10/2030 (b)	545,000	542,157
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc.
3.00%, 2/15/2041	595,000	419,855
3.40%, 10/15/2052	6,385,000	3,935,620
5.50%, 1/15/2055	964,000	838,004
		5,193,479
Total Corporate Bonds (Cost $1,524,699,158)		1,477,904,370
Mortgage-Backed Securities — 15.6%
FHLMC Gold Pools, Other
Pool # WN2725, 4.10%, 7/1/2032	11,000,000	10,643,159
Pool # WN2729, 4.10%, 7/1/2032	7,500,000	7,220,234
Pool # WN4013, 4.47%, 12/1/2033	5,000,000	4,875,338
Pool # WN0086, 3.56%, 8/1/2035	13,977,000	12,793,760
Pool # U99076, 4.50%, 12/1/2043	128,631	125,459
Pool # RE0003, 4.00%, 7/1/2049	437,299	400,897
FHLMC UMBS, 30 Year
Pool # SI2041, 3.00%, 10/1/2049	1,144,804	986,929
Pool # QA9530, 2.50%, 5/1/2050	228,867	189,336
Pool # QB3756, 2.50%, 9/1/2050	1,865,460	1,554,506
Pool # RA3653, 1.50%, 10/1/2050	565,273	423,578
Pool # RA3838, 3.00%, 10/1/2050	541,007	466,569
Pool # QB4903, 2.50%, 11/1/2050	486,121	402,864
Pool # SD0570, 2.50%, 2/1/2051	3,330,294	2,739,383
Pool # QC2061, 2.00%, 5/1/2051	676,606	536,498
Pool # RA5303, 3.50%, 5/1/2051	1,920,152	1,705,221
Pool # RA5680, 2.00%, 8/1/2051	1,545,987	1,215,928
Pool # SD0725, 3.00%, 8/1/2051	1,571,415	1,355,998
Pool # RA5915, 3.00%, 9/1/2051	5,693,051	4,923,758
Pool # RA5794, 4.00%, 9/1/2051	1,657,708	1,515,291
Pool # RA5950, 2.50%, 10/1/2051	1,696,881	1,399,699
Pool # RA6228, 2.50%, 11/1/2051	13,474,374	11,124,803
Pool # QD0295, 3.00%, 11/1/2051	2,717,282	2,340,878
Pool # SD0781, 3.00%, 11/1/2051	1,500,891	1,290,177
Pool # SD1463, 3.00%, 12/1/2051	5,309,176	4,588,068
Pool # SD0809, 3.00%, 1/1/2052	1,135,646	977,760
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # SD8190, 3.00%, 1/1/2052	819,047	702,267
Pool # RA6531, 3.50%, 1/1/2052	653,291	583,976
Pool # RA6686, 4.00%, 1/1/2052	9,863,329	9,090,022
Pool # RA6815, 2.50%, 2/1/2052	3,143,343	2,604,874
Pool # RA6808, 3.00%, 2/1/2052	1,224,122	1,053,457
Pool # SL0872, 2.50%, 3/1/2052	2,179,988	1,822,886
Pool # SL6444, 3.00%, 3/1/2052	10,000,000	8,540,801
Pool # QD9323, 2.50%, 4/1/2052	1,993,189	1,637,164
Pool # QE0521, 2.50%, 4/1/2052	3,633,542	2,973,765
Pool # QE0399, 3.00%, 4/1/2052	687,926	591,893
Pool # QE1075, 3.00%, 4/1/2052	736,715	632,335
Pool # RA7178, 3.00%, 4/1/2052	3,755,457	3,206,868
Pool # SD6964, 3.00%, 4/1/2052	6,711,275	5,766,320
Pool # SD1373, 3.00%, 5/1/2052	625,485	538,169
Pool # SD5754, 3.50%, 6/1/2052	1,003,920	893,247
Pool # QE6381, 4.00%, 7/1/2052	1,490,429	1,368,309
Pool # SL1378, 4.00%, 7/1/2052	10,067,020	9,230,602
Pool # QE6440, 4.50%, 7/1/2052	2,749,742	2,600,092
Pool # SD1189, 5.00%, 7/1/2052	1,615,765	1,573,957
Pool # SD1589, 5.00%, 7/1/2052	722,401	707,172
Pool # QE8026, 2.50%, 8/1/2052	3,112,559	2,550,928
Pool # SD7469, 3.00%, 8/1/2052	2,228,307	1,929,324
Pool # QE8520, 3.50%, 8/1/2052	684,229	607,606
Pool # SD1515, 4.50%, 8/1/2052	4,709,865	4,460,826
Pool # SL3266, 3.50%, 9/1/2052	2,409,372	2,150,879
Pool # SL2896, 4.00%, 11/1/2052	5,488,278	5,030,219
Pool # SL4939, 4.00%, 11/1/2052	11,754,065	10,786,696
Pool # SD3216, 4.50%, 11/1/2052	7,753,151	7,331,205
Pool # QF3294, 5.00%, 11/1/2052	4,400,950	4,294,798
Pool # SD8267, 5.00%, 11/1/2052	2,739,439	2,665,509
Pool # SD2355, 4.50%, 12/1/2052	5,118,888	4,840,300
Pool # SL1477, 5.00%, 7/1/2053	13,375,108	13,021,522
Pool # RJ1756, 4.50%, 6/1/2054	1,621,884	1,527,066
Pool # RJ1781, 6.00%, 6/1/2054	2,961,689	3,021,294
Pool # SD7254, 5.00%, 11/1/2054	2,942,044	2,859,943
Pool # RJ2914, 5.50%, 11/1/2054	1,626,038	1,617,608
Pool # SL4565, 4.00%, 12/1/2054	13,237,323	12,142,403
Pool # SL1998, 4.00%, 1/1/2055	4,481,630	4,112,946
Pool # RJ3247, 5.00%, 1/1/2055	2,739,066	2,661,042
Pool # SL4155, 5.50%, 10/1/2055	20,265,639	20,196,654
Pool # TB1065, 5.50%, 3/1/2056	3,233,669	3,202,783
FNMA UMBS, 20 Year Pool # BM4920, 4.00%, 10/1/2038	539,743	516,530
FNMA UMBS, 30 Year
Pool # AL9058, 3.50%, 9/1/2046	234,852	213,308
Pool # AL9397, 3.00%, 10/1/2046	308,827	270,283
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	21

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BE9590, 3.50%, 5/1/2047	114,217	102,795
Pool # BK2113, 2.50%, 3/1/2050	218,959	179,959
Pool # BP8608, 2.50%, 6/1/2050	146,281	120,531
Pool # CA8670, 2.50%, 8/1/2050	1,271,847	1,046,744
Pool # BQ0795, 2.50%, 9/1/2050	3,606,853	3,011,379
Pool # BQ1367, 2.50%, 9/1/2050	783,470	653,901
Pool # BQ3137, 2.50%, 10/1/2050	333,952	278,534
Pool # FM4947, 2.00%, 12/1/2050	1,251,832	992,612
Pool # BP7667, 2.50%, 12/1/2050	346,166	284,748
Pool # CA8021, 2.50%, 12/1/2050	400,333	332,207
Pool # CA8044, 2.50%, 12/1/2050	324,242	268,117
Pool # CB0458, 2.50%, 5/1/2051	384,561	316,646
Pool # FM7293, 2.50%, 5/1/2051	185,112	153,909
Pool # CB0397, 3.00%, 5/1/2051	223,797	193,003
Pool # CB0530, 3.00%, 5/1/2051	5,375,480	4,651,597
Pool # FM7346, 3.00%, 5/1/2051	379,453	327,242
Pool # FM7531, 3.00%, 5/1/2051	972,507	836,186
Pool # BT2415, 2.50%, 7/1/2051	1,346,300	1,104,978
Pool # FM7910, 2.50%, 7/1/2051	512,587	430,314
Pool # FM7957, 2.50%, 7/1/2051	646,063	539,889
Pool # FM8516, 3.50%, 7/1/2051	9,809,238	8,768,615
Pool # BT7165, 3.00%, 8/1/2051	4,551,758	3,912,730
Pool # CB1406, 3.00%, 8/1/2051	640,939	552,740
Pool # FM8479, 3.00%, 8/1/2051	506,564	438,345
Pool # BT4709, 2.50%, 9/1/2051	10,029,617	8,229,385
Pool # CB1553, 2.50%, 9/1/2051	3,347,440	2,777,745
Pool # FM8794, 2.50%, 9/1/2051	13,001,418	10,701,017
Pool # FM8813, 3.50%, 9/1/2051	2,648,034	2,371,276
Pool # BT6823, 2.50%, 10/1/2051	3,770,082	3,098,163
Pool # BT9861, 2.50%, 10/1/2051	1,273,088	1,064,043
Pool # BT9883, 2.50%, 10/1/2051	5,168,917	4,320,163
Pool # BU3295, 2.50%, 10/1/2051	9,717,322	8,045,438
Pool # FM9227, 2.50%, 10/1/2051	2,650,234	2,214,954
Pool # FS5389, 2.50%, 11/1/2051	386,518	320,085
Pool # BU3608, 3.00%, 11/1/2051	113,659	98,018
Pool # CB2094, 3.00%, 11/1/2051	816,706	704,324
Pool # FM9776, 3.00%, 11/1/2051	1,152,963	996,891
Pool # CB2447, 3.50%, 12/1/2051	4,215,436	3,764,262
Pool # BU9885, 2.50%, 1/1/2052	481,193	395,386
Pool # CB2635, 2.50%, 1/1/2052	7,578,136	6,247,655
Pool # FA3773, 2.50%, 1/1/2052	9,064,582	7,506,506
Pool # FS0454, 3.00%, 1/1/2052	9,714,220	8,356,092
Pool # FS3826, 3.00%, 1/1/2052	7,642,767	6,526,329
Pool # FS8807, 3.00%, 1/1/2052	1,991,731	1,722,693
Pool # CB2750, 2.50%, 2/1/2052	1,693,611	1,395,195
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # CB2855, 2.50%, 2/1/2052	608,117	510,439
Pool # FS3381, 2.50%, 2/1/2052	894,887	734,672
Pool # CB2899, 3.00%, 2/1/2052	2,259,288	1,940,961
Pool # FS0488, 3.00%, 2/1/2052	1,141,322	989,421
Pool # FS0845, 3.00%, 2/1/2052	8,696,884	7,468,395
Pool # BV4133, 2.50%, 3/1/2052	1,099,713	899,933
Pool # CB3031, 2.50%, 3/1/2052	1,029,174	845,638
Pool # FA3784, 2.50%, 3/1/2052	3,838,467	3,178,663
Pool # FS8041, 2.50%, 3/1/2052	3,283,315	2,717,120
Pool # FS8196, 2.50%, 3/1/2052	5,651,064	4,679,683
Pool # BV4200, 3.00%, 3/1/2052	4,025,145	3,454,266
Pool # CB3167, 3.00%, 3/1/2052	1,875,076	1,609,952
Pool # BV5382, 3.00%, 4/1/2052	6,749,024	5,808,061
Pool # CB3265, 3.00%, 4/1/2052	5,239,961	4,476,540
Pool # CB3360, 3.00%, 4/1/2052	836,957	715,227
Pool # FS3170, 3.00%, 4/1/2052	7,319,707	6,328,932
Pool # BV0242, 3.50%, 4/1/2052	1,743,792	1,556,714
Pool # MA4580, 3.50%, 4/1/2052	3,950,353	3,507,984
Pool # BV7232, 4.00%, 4/1/2052	1,810,575	1,661,181
Pool # CB3384, 4.00%, 4/1/2052	253,931	232,967
Pool # BW0469, 3.50%, 5/1/2052	3,794,726	3,370,419
Pool # BV5631, 3.00%, 6/1/2052	909,300	782,312
Pool # CB3891, 3.00%, 6/1/2052	12,979,078	11,141,420
Pool # FA1709, 3.00%, 6/1/2052	9,023,198	7,791,812
Pool # FS8114, 3.50%, 6/1/2052	895,310	799,302
Pool # CB3775, 4.00%, 6/1/2052	279,097	256,345
Pool # FS1949, 4.00%, 6/1/2052	2,518,282	2,311,426
Pool # BW0393, 5.00%, 6/1/2052	537,782	522,848
Pool # CB4119, 4.00%, 7/1/2052	24,306,620	22,337,562
Pool # CB4160, 4.50%, 7/1/2052	2,389,014	2,259,800
Pool # CB4037, 5.00%, 7/1/2052	6,846,590	6,668,017
Pool # FS3045, 5.00%, 10/1/2052	3,396,210	3,314,567
Pool # FS2995, 5.50%, 10/1/2052	1,076,822	1,076,497
Pool # CB4927, 6.00%, 10/1/2052	1,000,407	1,020,632
Pool # CB5129, 5.00%, 11/1/2052	7,572,954	7,361,389
Pool # FS3836, 4.50%, 1/1/2053	340,131	321,620
Pool # FA4485, 4.00%, 7/1/2053	13,974,531	12,821,556
Pool # FA5563, 4.00%, 7/1/2053	8,843,565	8,121,273
Pool # FS7276, 5.00%, 9/1/2053	1,128,644	1,095,583
Pool # FA2822, 3.00%, 10/1/2053	5,051,983	4,318,193
Pool # BY9849, 6.00%, 10/1/2053	480,869	489,937
Pool # DB0320, 5.50%, 3/1/2054	3,271,432	3,260,650
Pool # CB8526, 5.00%, 5/1/2054	3,171,770	3,083,642
Pool # BU5072, 6.00%, 9/1/2054	1,470,446	1,495,284
Pool # DB1954, 5.00%, 11/1/2054	1,985,859	1,916,839
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # DB4826, 5.50%, 11/1/2054	3,902,659	3,865,430
Pool # DB4866, 5.50%, 1/1/2055	1,081,545	1,081,810
FNMA, Other
Pool # BS2870, 1.27%, 8/1/2028	332,532	311,857
Pool # BL6257, 2.13%, 11/1/2028	1,150,138	1,089,536
Pool # BS5507, 3.23%, 11/1/2028	514,049	498,330
Pool # BS4928, 2.15%, 3/1/2029	2,646,000	2,474,300
Pool # BS5162, 2.73%, 9/1/2029	1,106,300	1,044,624
Pool # BZ1679, 4.49%, 9/1/2029	1,229,521	1,220,561
Pool # BS7010, 4.81%, 9/1/2029	230,000	230,115
Pool # BL4429, 2.25%, 10/1/2029	282,671	263,837
Pool # BL4592, 2.28%, 11/1/2029	7,000,000	6,514,852
Pool # BL4333, 2.52%, 11/1/2029	356,530	334,407
Pool # BZ1760, 4.82%, 11/1/2029	1,477,256	1,480,112
Pool # BS6161, 4.47%, 8/1/2030	480,073	473,856
Pool # BZ6266, 4.44%, 9/1/2030	3,955,685	3,905,849
Pool # BZ2136, 4.59%, 9/1/2030	984,106	980,470
Pool # BZ5395, 4.76%, 11/1/2030	2,000,000	1,994,866
Pool # BZ7448, 5.15%, 1/1/2031	2,027,952	2,046,131
Pool # BZ5795, 4.78%, 3/1/2031	4,969,701	4,954,314
Pool # BZ0392, 4.82%, 3/1/2031	782,286	781,731
Pool # BZ5797, 4.89%, 3/1/2031	3,260,618	3,259,669
Pool # BZ7110, 4.87%, 5/1/2031	5,322,797	5,315,840
Pool # BZ2621, 4.98%, 6/1/2031	2,750,493	2,757,108
Pool # BZ1791, 4.61%, 8/1/2031	1,000,000	989,737
Pool # BZ4826, 5.04%, 8/1/2031	5,000,000	5,030,606
Pool # BS3172, 1.60%, 9/1/2031	4,508,403	3,924,005
Pool # BZ1524, 5.08%, 9/1/2031	665,286	669,401
Pool # BZ5671, 4.53%, 10/1/2031	3,931,000	3,882,266
Pool # BZ3004, 5.29%, 10/1/2031	2,374,918	2,415,639
Pool # BS3524, 1.97%, 11/1/2031	6,774,630	5,938,977
Pool # BZ6190, 4.43%, 11/1/2031	9,575,538	9,389,358
Pool # BZ1749, 4.24%, 12/1/2031	1,203,761	1,171,229
Pool # BZ2889, 4.37%, 1/1/2032	2,446,776	2,393,586
Pool # BZ1849, 4.74%, 1/1/2032	1,700,542	1,688,776
Pool # BM6898, 2.15%, 2/1/2032 (c)	1,959,201	1,719,898
Pool # BS5337, 3.01%, 4/1/2032	411,222	379,219
Pool # BZ6147, 4.39%, 4/1/2032	3,724,000	3,632,409
Pool # BZ1869, 4.76%, 4/1/2032	1,125,258	1,117,130
Pool # BZ3926, 4.48%, 5/1/2032	1,838,000	1,805,946
Pool # BZ6299, 4.59%, 5/1/2032	5,369,300	5,287,454
Pool # BZ3977, 4.42%, 6/1/2032	2,500,000	2,445,360
Pool # BZ5943, 4.78%, 6/1/2032	4,485,000	4,440,561
Pool # BL7538, 1.52%, 7/1/2032	6,633,258	5,618,011
Pool # AN5759, 3.29%, 7/1/2032	1,087,704	1,005,305
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # BS5530, 3.30%, 7/1/2032	826,000	759,400
Pool # BS6132, 3.86%, 7/1/2032	415,000	395,839
Pool # BZ2863, 4.61%, 7/1/2032	3,000,000	2,958,042
Pool # BZ4495, 4.86%, 7/1/2032	2,161,000	2,156,887
Pool # BS9512, 5.13%, 7/1/2032	1,599,256	1,608,572
Pool # BS6276, 3.97%, 8/1/2032	680,000	647,047
Pool # BZ5961, 4.37%, 8/1/2032	2,402,000	2,334,132
Pool # AM0762, 3.29%, 9/1/2032	783,663	728,481
Pool # BS5718, 3.46%, 9/1/2032	900,000	833,350
Pool # BS6689, 3.83%, 9/1/2032	390,000	368,323
Pool # BS6417, 3.83%, 10/1/2032	477,740	452,072
Pool # BS6951, 3.90%, 10/1/2032	500,000	473,624
Pool # BS6619, 3.91%, 10/1/2032	580,697	548,269
Pool # BZ5162, 4.09%, 10/1/2032	5,790,000	5,551,927
Pool # BZ4871, 4.23%, 10/1/2032	4,080,000	3,943,990
Pool # BZ5063, 4.47%, 10/1/2032	2,518,597	2,460,496
Pool # BZ5375, 4.48%, 10/1/2032	6,600,000	6,464,156
Pool # BS6731, 3.78%, 11/1/2032	129,042	121,875
Pool # BZ6063, 4.21%, 11/1/2032	3,166,000	3,044,066
Pool # BZ5646, 4.48%, 11/1/2032	3,000,000	2,937,938
Pool # BS5864, 3.75%, 12/1/2032	2,000,000	1,867,716
Pool # BZ5827, 4.27%, 12/1/2032	5,040,000	4,878,446
Pool # BZ2843, 4.60%, 12/1/2032	1,976,000	1,943,676
Pool # BZ1498, 4.92%, 12/1/2032	1,000,000	993,009
Pool # BL9952, 1.60%, 1/1/2033	2,000,000	1,663,868
Pool # BZ5699, 4.47%, 1/1/2033	4,966,485	4,845,663
Pool # BZ5455, 4.50%, 1/1/2033	3,800,000	3,711,510
Pool # BZ5572, 4.54%, 1/1/2033	2,183,279	2,138,241
Pool # BZ5273, 4.59%, 1/1/2033	3,350,000	3,285,541
Pool # BZ0159, 4.98%, 1/1/2033	490,000	491,640
Pool # BZ1867, 4.74%, 3/1/2033	1,811,682	1,792,907
Pool # BS1899, 2.17%, 5/1/2033	605,000	516,779
Pool # BZ3536, 4.90%, 5/1/2033	3,542,922	3,512,394
Pool # BZ4028, 5.17%, 5/1/2033	3,050,000	3,070,839
Pool # BZ7341, 5.09%, 8/1/2033	2,958,000	2,961,649
Pool # BZ4501, 4.44%, 9/1/2033	3,585,000	3,468,502
Pool # BS9616, 4.79%, 9/1/2033	300,000	296,503
Pool # BZ5590, 4.64%, 10/1/2033	2,814,886	2,748,767
Pool # BZ5014, 4.96%, 10/1/2033	1,165,402	1,158,406
Pool # BZ6298, 4.34%, 11/1/2033	3,631,000	3,487,570
Pool # BZ6301, 4.34%, 11/1/2033	2,348,000	2,253,515
Pool # BZ4848, 4.95%, 11/1/2033	1,179,000	1,170,248
Pool # BZ4849, 4.95%, 11/1/2033	1,257,000	1,247,669
Pool # BZ0419, 4.25%, 1/1/2034	605,000	580,095
Pool # BZ4491, 4.84%, 1/1/2034	4,000,000	3,948,476
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	23

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BZ3975, 4.96%, 1/1/2034	1,000,000	1,000,363
Pool # BZ0430, 4.32%, 2/1/2034	325,000	313,119
Pool # BZ2852, 5.03%, 2/1/2034	2,021,000	2,026,608
Pool # BZ0401, 4.52%, 3/1/2034	400,000	389,810
Pool # BZ7629, 4.93%, 3/1/2034	4,056,000	4,014,184
Pool # BZ7630, 4.93%, 3/1/2034	2,033,000	2,012,040
Pool # BL2213, 3.34%, 5/1/2034	962,572	874,122
Pool # BZ0567, 4.94%, 5/1/2034	4,000,000	3,992,527
Pool # BZ0565, 5.04%, 5/1/2034	1,000,000	1,002,603
Pool # BZ2861, 5.03%, 6/1/2034	2,831,000	2,836,269
Pool # BZ1884, 4.23%, 9/1/2034	5,000,000	4,788,468
Pool # BL3772, 2.92%, 10/1/2034	104,225	91,991
Pool # BZ2030, 4.39%, 10/1/2034	5,000,000	4,800,987
Pool # BZ2256, 4.71%, 11/1/2034	1,954,654	1,938,176
Pool # BZ3962, 4.53%, 5/1/2035	3,590,000	3,489,961
Pool # BL7071, 1.91%, 6/1/2035	383,000	301,941
Pool # BS8613, 4.55%, 6/1/2035	3,000,000	2,899,987
Pool # BZ4143, 5.12%, 6/1/2035	1,649,000	1,670,845
Pool # BZ4282, 4.85%, 7/1/2035	2,618,000	2,602,063
Pool # BZ4467, 5.12%, 8/1/2035	3,535,000	3,574,265
Pool # BZ5077, 4.85%, 10/1/2035	2,000,000	1,985,473
Pool # BZ5116, 4.96%, 10/1/2035	4,000,000	3,995,605
Pool # BZ4027, 5.33%, 11/1/2035	1,550,000	1,573,957
Pool # BZ3973, 5.01%, 12/1/2035	1,878,983	1,872,185
Pool # AN4430, 3.61%, 1/1/2037	357,626	336,835
Pool # BS5761, 3.87%, 6/1/2037	100,000	90,347
Pool # MA1177, 3.50%, 9/1/2042	39,890	36,689
Pool # CA4632, 4.00%, 11/1/2043	495,572	468,320
Pool # BF0200, 3.50%, 11/1/2051	2,070,874	1,873,782
Pool # BF0454, 3.00%, 10/1/2053	534,400	468,842
Pool # BF0078, 4.00%, 4/1/2056	2,798,197	2,560,252
Pool # BF0189, 3.00%, 6/1/2057	588,106	495,850
Pool # BF0191, 4.00%, 6/1/2057	5,540,261	5,069,071
Pool # BF0262, 3.00%, 5/1/2058	3,291,965	2,775,544
Pool # BF0396, 2.50%, 8/1/2059	5,009,469	4,066,263
Pool # BF0440, 3.00%, 1/1/2060	342,592	289,897
Pool # BF0503, 3.00%, 9/1/2060	4,706,613	3,944,695
Pool # BF0546, 2.50%, 7/1/2061	885,378	706,225
Pool # BF0560, 2.50%, 9/1/2061	7,679,433	6,125,487
Pool # BF0561, 3.00%, 9/1/2061	2,590,206	2,164,687
Pool # BF0586, 5.00%, 12/1/2061	802,183	778,047
Pool # BF0646, 2.50%, 6/1/2062	810,814	648,247
Pool # BF0695, 3.50%, 12/1/2062	7,735,983	6,845,054
Pool # BF0720, 4.00%, 3/1/2063	2,959,511	2,647,388
Pool # BF0770, 4.50%, 9/1/2063	4,037,121	3,789,719
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # BF0802, 2.50%, 4/1/2064	3,477,368	2,788,699
Pool # BF0804, 3.00%, 4/1/2064	3,360,273	2,833,147
Pool # BF0809, 4.00%, 4/1/2064	4,023,807	3,660,191
Pool # BF0812, 4.50%, 4/1/2064	2,290,508	2,150,124
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 9/25/2056 (f)	31,000,000	25,281,994
TBA, 5.00%, 9/25/2056 (f)	65,000,000	62,695,849
TBA, 5.50%, 9/25/2056 (f)	18,100,000	17,913,802
GNMA II Pool # CK7234, ARM, 5.53%, 2/20/2072 (c)	439,051	453,323
GNMA II, 30 Year
Pool # AQ6679, 3.50%, 10/20/2045	109,927	96,701
Pool # AK8802, 3.75%, 3/20/2046	276,165	246,819
Pool # 785445, 2.50%, 3/20/2051	4,657,874	3,838,842
Pool # MA7705, 2.50%, 11/20/2051	13,143,782	10,997,004
Pool # 787112, 2.50%, 12/20/2051	11,602,979	9,692,228
Pool # 788051, 3.00%, 12/20/2051	3,973,431	3,488,499
Pool # 787457, 4.00%, 3/20/2052	1,308,694	1,207,310
Pool # 788236, 4.50%, 3/20/2052	6,299,460	5,896,313
Pool # 787010, 3.50%, 4/20/2052	4,397,679	3,878,840
Pool # MA8097, 2.50%, 6/20/2052	24,102,904	20,243,412
Pool # MA8197, 2.50%, 8/20/2052	7,343,918	6,173,083
Pool # MA8342, 2.00%, 10/20/2052	3,602,631	2,897,592
Pool # MA8343, 2.50%, 10/20/2052	2,354,134	1,971,776
Pool # MA8346, 4.00%, 10/20/2052	15,421,119	14,171,281
Pool # MA8422, 2.00%, 11/20/2052	1,523,363	1,225,435
Pool # MA8485, 2.50%, 12/20/2052	3,402,257	2,850,047
Pool # CO8957, 5.00%, 12/20/2052	626,070	604,462
Pool # MA8563, 2.00%, 1/20/2053	1,548,180	1,252,368
Pool # MA8642, 2.50%, 2/20/2053	8,719,976	7,315,097
Pool # MA8644, 3.50%, 2/20/2053	462,682	412,805
Pool # MA8720, 2.50%, 3/20/2053	1,747,964	1,462,565
Pool # MA8795, 2.50%, 4/20/2053	2,812,724	2,358,700
Pool # MA8797, 3.50%, 4/20/2053	7,125,243	6,378,525
Pool # 786842, 4.00%, 4/20/2053	1,247,832	1,141,038
Pool # MA8873, 2.50%, 5/20/2053	5,072,198	4,249,046
Pool # MA8943, 3.00%, 6/20/2053	24,075,048	21,060,493
Pool # MA8944, 3.50%, 6/20/2053	3,010,986	2,688,884
Pool # MA9011, 2.50%, 7/20/2053	5,176,465	4,337,971
Pool # MA9100, 2.50%, 8/20/2053	3,609,519	3,027,647
Pool # MA9101, 3.00%, 8/20/2053	2,765,026	2,423,763
Pool # MA9165, 2.50%, 9/20/2053	5,467,319	4,579,996
Pool # MA9299, 2.50%, 10/20/2053	3,608,008	3,024,350
Pool # CX2674, 6.00%, 10/20/2053	221,056	227,007
Pool # MA9419, 3.50%, 1/20/2054	2,053,694	1,848,958
Pool # MA9483, 3.00%, 2/20/2054	3,540,595	3,106,327
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA9484, 3.50%, 2/20/2054	2,078,832	1,844,264
Pool # MA9663, 3.00%, 4/20/2054	6,220,114	5,445,109
Pool # MA9719, 2.50%, 6/20/2054	4,980,741	4,176,510
Pool # DD2409, 6.50%, 6/20/2054	367,985	378,543
Pool # DD0108, 6.50%, 7/20/2054	1,368,203	1,454,418
Pool # DD0109, 7.00%, 7/20/2054	648,941	687,795
Pool # MA9846, 3.00%, 8/20/2054	6,534,853	5,717,943
Pool # DD0094, 7.00%, 8/20/2054	1,015,686	1,076,500
Pool # MA9960, 3.00%, 10/20/2054	5,771,381	5,046,208
Pool # DE2936, 6.00%, 12/20/2054	930,738	948,765
Pool # DF2932, 6.50%, 12/20/2054	1,963,116	2,086,822
Pool # DF2931, 7.00%, 12/20/2054	1,968,435	2,086,296
Pool # MB0142, 3.00%, 1/20/2055	3,446,610	3,002,542
Pool # DE2954, 6.50%, 2/20/2055	504,770	526,318
Pool # DH0806, 7.00%, 2/20/2055	5,133,002	5,441,601
Pool # DH0808, 7.50%, 2/20/2055	2,983,514	3,192,162
Pool # DH0816, 6.50%, 3/20/2055	2,814,080	2,992,409
Pool # MB0418, 2.50%, 4/20/2055	13,525,406	11,334,272
Pool # DJ6101, 7.00%, 4/20/2055	2,075,443	2,200,222
Pool # DH0822, 7.50%, 4/20/2055	1,470,449	1,573,285
Pool # DJ6103, 6.50%, 5/20/2055	1,712,163	1,820,665
Pool # DJ6116, 7.00%, 5/20/2055	1,481,299	1,570,357
Pool # DJ6126, 6.50%, 6/20/2055	3,199,599	3,402,364
Pool # DI4920, 5.50%, 7/20/2055	2,938,523	2,945,946
Pool # MB0617, 2.50%, 8/20/2055	5,820,885	4,880,684
Pool # DI4702, 5.50%, 8/20/2055	5,425,188	5,472,341
Pool # DI1028, 6.00%, 8/20/2055	817,337	838,114
Pool # DI4701, 6.50%, 8/20/2055	3,997,746	4,204,707
Pool # DK7875, 6.50%, 8/20/2055	2,775,112	2,916,877
Pool # DL8785, 6.50%, 8/20/2055	4,947,133	5,200,660
Pool # DM2050, 6.50%, 8/20/2055	1,434,009	1,495,229
Pool # MB0618, 3.00%, 9/20/2055	8,565,807	7,466,148
Pool # DL2983, 6.00%, 9/20/2055	4,942,266	5,107,350
Pool # DL2981, 6.50%, 9/20/2055	1,798,486	1,912,575
Pool # DL2982, 6.50%, 9/20/2055	4,937,938	5,250,855
Pool # DM9161, 6.50%, 9/20/2055	5,061,970	5,382,748
Pool # DM9168, 6.50%, 9/20/2055	4,949,890	5,263,565
Pool # MB0680, 2.50%, 10/20/2055	16,102,264	13,483,733
Pool # DM2067, 5.50%, 10/20/2055	2,382,430	2,382,549
Pool # DN0965, 5.50%, 10/20/2055	2,457,998	2,467,377
Pool # DM2070, 6.00%, 10/20/2055	3,313,428	3,385,261
Pool # DN0966, 6.00%, 10/20/2055	2,920,951	2,996,829
Pool # DN6001, 6.50%, 10/20/2055	3,399,242	3,533,289
Pool # MB0740, 2.50%, 11/20/2055	7,332,895	6,138,152
Pool # 788620, 2.50%, 3/20/2056	25,074,998	21,050,128
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # MB1065, 2.50%, 4/20/2056	4,886,129	4,088,583
Pool # DP8368, 6.50%, 4/20/2056	1,555,642	1,607,147
GNMA II, Other
Pool # AD0019, 3.50%, 2/20/2033	543,750	521,247
Pool # 787496, 6.00%, 7/20/2064	327,661	332,912
Pool # 787826, 4.00%, 1/20/2065	1,175,926	1,068,082
Pool # 788087, 3.50%, 7/20/2065	13,112,156	11,576,355
Pool # 788066, 4.00%, 7/20/2065	16,208,432	14,742,271
Pool # 788599, 3.00%, 8/20/2065	3,755,000	3,238,087
Pool # 788557, 3.50%, 8/20/2065	10,007,710	8,698,813
Pool # 788558, 4.00%, 11/20/2065	9,331,845	8,474,227
Pool # 788564, 3.50%, 4/20/2066	5,508,725	4,788,207
Pool # 788583, 4.50%, 4/20/2066	6,416,155	5,984,938
NexGen Pass-Through Trust 0.00%, 11/16/2033 ‡ (c)	611,302	611,302
Total Mortgage-Backed Securities (Cost $1,375,413,578)		1,350,075,308
Collateralized Mortgage Obligations — 8.5%
ABL Series 2024-RTL1, Class A1, 6.08%, 9/25/2029 (b) (d)	3,715,000	3,716,583
Al Series 2026-1B, 5.59%, 10/25/2029 ‡	14,000,000	14,000,000
Anchor Mortgage Trust
Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (b) (d)	7,270,000	7,237,362
Series 2025-RTL1, Class A2, 6.36%, 5/25/2040 (b) (d)	1,430,000	1,416,735
Archwest Mortgage Trust Series 2026-RTL1, Class A1, 5.43%, 4/25/2041 (b) (d)	10,931,000	10,839,478
Brean Asset-Backed Securities Trust
Series 2024-RM8, Class A1, 4.50%, 5/25/2064 ‡ (b)	5,418,609	5,301,690
Series 2025-RM10, Class A1, 5.00%, 1/25/2065 ‡ (b)	4,433,075	4,357,824
Series 2025-RM11, Class A1, 4.75%, 5/25/2065 ‡ (b) (c)	4,546,215	4,441,113
Series 2025-RM12, Class A1, 4.50%, 7/25/2065 ‡ (b)	4,176,519	4,052,358
Series 2025-RM13, Class A1, 4.25%, 10/25/2065 ‡ (b)	6,838,463	6,556,635
Series 2026-RM14, Class A1, 4.25%, 1/25/2066 ‡ (b)	13,890,000	13,306,412
Series 2026-RM15, Class A1, 4.25%, 4/25/2066 ‡ (b)	9,654,989	9,211,757
Series 2026-RM16, Class A1, 4.25%, 5/25/2066 ‡ (b)	11,100,000	10,554,704
Series 2026-RM17, Class A1, 4.50%, 7/25/2066 ‡ (b)	6,000,000	5,740,044
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	25

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2023-RM7, Class A1, 4.50%, 3/25/2078 ‡ (b) (c)	6,101,151	5,999,022
BVRT LLC Series 2025-1, Class C, 3.62%, 5/10/2033 ‡ (b) (c)	2,117,019	2,045,829
CAFL Issuer LP
Series 2025-RRTL1, Class A1, 5.68%, 5/28/2040 (b) (d)	6,600,000	6,603,453
Series 2025-RRTL2, Class A1, 5.18%, 11/28/2040 (b) (d)	6,745,000	6,689,530
Castlelake Residential Mortgage Trust Series 2026-RTL1, Class A1, 5.68%, 8/25/2041 ‡ (b) (d)	7,499,000	7,481,043
Center Street Lending Resi-Investor ABS Mortgage Trust
Series 2024-RTL1, Class A1, 6.89%, 10/25/2029 (b) (d)	1,720,000	1,710,586
Series 2026-RTL1, Class A1, 5.38%, 12/25/2030 (b) (d)	9,872,000	9,769,311
CFMT LLC
Series 2024-HB14, Class M2, 3.00%, 6/25/2034 ‡ (b) (c)	1,000,000	977,645
Series 2024-HB15, Class M1, 4.00%, 8/25/2034 ‡ (b) (c)	2,470,000	2,429,716
Series 2024-HB15, Class M2, 4.00%, 8/25/2034 ‡ (b) (c)	300,000	294,289
CRIBS Mortgage Trust Series 2025-RTL1, Class A1, 5.81%, 5/25/2040 (b) (d)	7,000,000	7,003,415
CVS Pass-Through Trust, 5.77%, 1/10/2033 (b)	4,326,527	4,267,307
Deephaven Residential Mortgage Trust Series 2022-2, Class A1, 5.30%, 3/25/2067 (b) (c)	4,116,370	3,957,806
EQV Abs Issuer I LLC, 5.85%, 12/15/2040 ‡	2,310,315	2,294,836
FARM Mortgage Trust Series 2021-1, Class A, 2.18%, 1/25/2051 (b) (c)	1,051,863	859,992
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-2, Class HT, 3.00%, 8/25/2056 (d)	607,499	526,843
Series 2018-1, Class M60C, 3.50%, 5/25/2057	221,361	204,437
Series 2017-4, Class HT, 3.25%, 6/25/2057 (d)	2,594,621	2,325,800
Series 2017-4, Class M60C, 3.50%, 6/25/2057	993,994	915,909
Series 2017-4, Class MT, 3.50%, 6/25/2057	3,561	3,178
Series 2018-3, Class MA, 3.50%, 8/25/2057 (c)	9,325,668	8,939,842
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2018-2, Class MZ, 3.50%, 11/25/2057	5,336,789	4,105,260
Series 2018-4, Class M55D, 4.00%, 3/25/2058	1,235,684	1,164,589
Series 2019-1, Class MA, 3.50%, 7/25/2058	644,458	614,297
Series 2019-1, Class MT, 3.50%, 7/25/2058	440,667	387,504
Series 2019-2, Class HT, 3.00%, 8/25/2058	505,147	429,616
Series 2019-3, Class MT, 3.50%, 10/25/2058	636,972	561,691
Series 2019-3, Class M55D, 4.00%, 10/25/2058	4,786,259	4,487,255
Series 2019-4, Class HT, 3.00%, 2/25/2059	575,304	481,658
Series 2019-4, Class MA, 3.00%, 2/25/2059	5,037,273	4,654,712
Series 2019-4, Class MV, 3.00%, 2/25/2059	2,318,367	2,014,614
Series 2020-3, Class MTU, 2.50%, 5/25/2060	4,950,137	4,039,270
Series 2021-1, Class MTU, 2.50%, 9/25/2060	583,535	472,927
Series 2021-2, Class MTU, 2.50%, 11/25/2060	641,325	517,604
Series 2022-1, Class MTU, 3.25%, 11/25/2061	2,896,174	2,430,854
Series 2022-2, Class MA, 3.00%, 4/25/2062	2,497,168	2,240,286
Series 2022-2, Class M5TU, 4.00%, 4/25/2062	1,134,444	1,050,695
FHLMC, REMIC
Series 4016, Class KZ, 4.00%, 3/15/2042	225,689	213,599
Series 5073, Class GA, 1.50%, 8/25/2044	876,225	737,084
Series 5027, Class JA, 2.00%, 10/25/2044	116,224	107,061
Series 4487, Class TL, 3.00%, 5/15/2045	1,000,000	897,188
Series 4585, Class DA, 3.00%, 6/15/2045	186,539	173,869
Series 4480, Class NB, 3.50%, 6/15/2045	500,000	424,652
Series 4710, Class JE, 2.75%, 6/15/2047	508,142	445,295
Series 5202, Class BH, 2.00%, 12/25/2047	548,555	497,658
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 5195, Class CA, 2.50%, 12/25/2047	2,379,809	2,109,303
Series 5149, Class HB, 1.25%, 8/25/2048	503,182	396,345
Series 4994, Class LI, IO, 4.00%, 12/25/2048	131,580	24,320
Series 4913, Class UA, 3.00%, 3/15/2049	699,940	612,775
Series 4863, Class H, 7.00%, 3/15/2049	444,238	461,921
Series 4896, Class CG, 3.50%, 4/15/2049	261,414	244,478
Series 5141, Class PA, 1.00%, 4/25/2050	265,169	218,751
Series 5000, Class EA, 1.00%, 7/25/2050	670,101	500,636
Series 5023, Class TE, 1.00%, 10/25/2050	2,471,194	1,833,569
Series 5088, Class MP, 1.00%, 12/25/2050	407,121	311,223
Series 5063, Class LC, 0.75%, 1/25/2051	422,856	319,043
Series 5132, Class EB, 1.25%, 8/25/2051	850,245	639,536
Series 5224, Class HL, 4.00%, 4/25/2052	1,700,000	1,536,247
Series 5438, PO, 9/25/2053	2,601,857	1,980,110
Series 5650, Class BS, IF, 4.64%, 4/25/2056 (c)	13,427,581	12,020,263
Series 5674, Class AO, PO, 7/25/2056	12,018,190	8,653,198
Series 5676, Class AS, IF, 4.04%, 7/25/2056 (c)	9,829,840	8,495,506
Series 5685, Class BD, IF, 4.53%, 7/25/2056 (c)	11,975,288	10,115,654
Series 5685, Class AS, IF, 5.73%, 7/25/2056 (c)	7,889,490	6,919,274
Series 5690, Class S, IF, 2.08%, 8/25/2056 (c)	9,583,522	7,087,613
Series 5686, Class SD, IF, 3.97%, 8/25/2056 (c)	9,901,046	8,189,384
Series 5686, Class SN, IF, 3.97%, 8/25/2056 (c)	9,938,130	8,376,519
Series 4862, Class NO, PO, 8/15/2057	1,683,148	1,008,512
FHLMC, STRIPS
Series 276, Class 20, 2.00%, 9/15/2042	205,083	177,079
Series 326, Class 350, 3.50%, 3/15/2044	407,048	368,656
FNMA Trust, Whole Loan Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	625,239	641,861
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

FNMA, REMIC
Series 2012-4, Class NB, 4.00%, 2/25/2042	212,034	199,402
Series 2012-28, Class PT, 4.00%, 3/25/2042	685,947	656,539
Series 2013-9, Class CB, 5.50%, 4/25/2042	525,195	531,433
Series 2012-124, Class PA, 2.50%, 7/25/2042	82,269	75,743
Series 2012-130, Class DC, 3.00%, 12/25/2042	254,516	228,256
Series 2015-92, Class GZ, 3.00%, 4/25/2043	1,228,846	1,056,356
Series 2017-87, Class EA, 3.00%, 4/25/2044	213,952	192,260
Series 2018-75, Class LA, 3.00%, 2/25/2048	1,252,758	1,176,890
Series 2019-60, Class DA, 2.50%, 3/25/2049	152,041	133,363
Series 2019-12, Class BA, 3.00%, 4/25/2049	233,723	204,405
Series 2021-91, Class GB, 1.75%, 7/25/2049	5,902,993	4,882,624
Series 2020-50, Class A, 2.00%, 7/25/2050	380,262	309,730
Series 2020-54, Class UB, 5.00%, 7/25/2050	110,451	107,696
Series 2020-70, Class AD, 1.50%, 10/25/2050	264,803	204,190
Series 2021-95, Class GA, 1.88%, 3/25/2051	3,919,840	3,183,704
Series 2021-27, Class EC, 1.50%, 5/25/2051	125,445	99,269
Series 2022-12, Class GE, 2.50%, 3/25/2052	5,159,923	4,723,746
Series 2023-40, PO, 9/25/2053	2,865,592	2,362,816
Series 2025-18, Class MA, 0.50%, 9/25/2054	5,609,256	4,697,539
Series 2025-31, Class MA, 0.50%, 9/25/2054	3,118,114	2,596,591
Series 2025-29, Class LA, 2.00%, 5/25/2055	2,410,051	2,108,889
Series 2025-52, Class BT, 2.00%, 7/25/2055	8,698,900	7,476,863
Series 2026-41, Class AO, PO, 6/25/2056	7,485,270	5,397,773
Series 2026-40, Class DT, 0.25%, 6/25/2056	11,617,226	9,236,960
Series 2026-49, Class GT, 0.25%, 7/25/2056	8,765,493	6,723,055
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	27

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2026-50, Class GS, IF, 4.14%, 7/25/2056 (c)	13,616,804	11,832,926
Series 2026-55, Class AS, IF, 5.73%, 7/25/2056 (c)	10,116,495	8,907,189
Series 2026-61, Class MS, IF, 2.54%, 8/25/2056 (c)	10,427,319	8,416,195
Series 2020-10, Class DA, 3.50%, 3/25/2060	4,085,236	3,573,964
GNMA
Series 2012-13, Class FQ, 4.09%, 1/20/2038 (c)	256,829	256,762
Series 2019-83, Class YA, 4.74%, 6/20/2040 (c)	135,938	133,824
Series 2013-91, Class WA, 4.40%, 4/20/2043 (c)	194,777	183,358
Series 2024-110, Class JC, 3.00%, 9/20/2047	17,780,406	16,773,169
Series 2021-50, Class LD, 1.50%, 1/20/2048	805,427	686,925
Series 2020-47, Class CE, 1.50%, 1/20/2049	3,131,173	2,716,863
Series 2020-15, Class CB, 2.50%, 2/20/2050	1,187,175	1,018,611
Series 2021-66, Class QA, 1.00%, 3/20/2050	409,363	307,685
Series 2020-65, Class KC, 1.00%, 5/20/2050	385,090	292,778
Series 2025-6, Class A, 3.50%, 11/20/2050	4,180,546	3,882,187
Series 2020-191, Class CT, 1.25%, 12/20/2050	2,792,776	2,107,142
Series 2021-16, Class JB, 1.50%, 1/20/2051	581,650	478,539
Series 2021-44, Class QM, 1.75%, 3/20/2051	4,186,533	3,263,482
Series 2024-197, Class BN, 3.00%, 5/20/2051	8,068,000	7,365,438
Series 2021-97, Class FA, 3.00%, 6/20/2051 (c)	295,178	254,059
Series 2022-9, Class P, 2.00%, 9/20/2051	711,202	619,224
Series 2021-188, Class PA, 2.00%, 10/20/2051	5,033,737	4,101,155
Series 2023-19, Class WB, 5.63%, 11/20/2051 (c)	502,719	505,375
Series 2022-34, Class PN, 3.00%, 2/20/2052	766,622	709,041
Series 2022-87, Class JT, IF, 5.73%, 5/20/2052 (c)	5,442,802	4,909,990
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2022-189, Class S, IF, 5.22%, 9/20/2052 (c)	1,740,986	1,572,341
Series 2022-172, Class GS, IF, 5.28%, 10/20/2052 (c)	2,459,045	2,248,743
Series 2022-172, Class DS, IF, 6.31%, 10/20/2052 (c)	3,357,735	2,963,040
Series 2022-179, Class WE, IF, 6.40%, 10/20/2052 (c)	1,994,897	1,827,104
Series 2022-190, Class LS, IF, 4.90%, 11/20/2052 (c)	4,689,058	4,062,956
Series 2023-53, Class SL, IF, 5.22%, 4/20/2053 (c)	2,693,563	2,403,267
Series 2023-70, Class WS, IF, 4.96%, 5/20/2053 (c)	3,737,172	3,308,434
Series 2023-63, Class SY, IF, 9.02%, 5/20/2053 (c)	5,792,061	5,753,647
Series 2023-89, Class QS, IF, 7.25%, 6/20/2053 (c)	5,254,113	4,954,552
Series 2023-115, Class TS, IF, 7.87%, 6/20/2053 (c)	1,664,933	1,590,926
Series 2023-101, Class S, IF, 4.62%, 7/20/2053 (c)	1,438,351	1,213,552
Series 2023-128, Class SL, IF, 7.49%, 8/20/2053 (c)	5,853,987	5,514,225
Series 2023-146, Class GO, PO, 10/20/2053	3,169,685	2,435,802
Series 2024-164, Class LO, PO, 6/20/2054	2,361,016	1,799,113
Series 2024-164, Class AO, PO, 10/20/2054	2,062,105	1,582,711
Series 2025-105, Class SM, IF, 5.45%, 6/20/2055 (c)	3,926,320	3,457,048
Series 2026-103, Class LS, IF, 4.61%, 6/20/2056 (c)	12,971,328	11,554,553
Series 2026-107, Class SB, IF, 4.78%, 6/20/2056 (c)	7,082,876	6,320,683
Series 2026-107, Class ES, IF, 4.90%, 6/20/2056 (c)	6,976,139	6,167,313
Series 2026-108, Class SA, IF, 8.56%, 6/20/2056 (c)	7,782,830	8,073,699
Series 2026-120, Class BS, IF, 4.96%, 7/20/2056 (c)	5,378,741	4,782,069
Series 2026-119, Class NE, 4.00%, 10/20/2060	11,688,230	11,180,602
Series 2022-215, Class TN, 4.00%, 12/20/2062	4,144,345	3,755,008
Series 2024-64, Class EO, PO, 4/20/2064	9,855,482	8,302,418
Series 2017-H08, Class EI, IO, 2.33%, 2/20/2067 (c)	6,209,062	261,064
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
GS Mortgage-Backed Securities Trust
Series 2024-RPL4, Class A1, 3.90%, 9/25/2061 (b) (d)	707,385	687,942
Series 2025-RPL3, Class A1, 4.10%, 7/25/2065 (b) (d)	2,141,864	2,052,432
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A1, 5.24%, 9/25/2040 (b) (d)	6,430,000	6,417,984
LHOME Mortgage Trust
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (b) (d)	1,100,000	1,100,283
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (b) (d)	1,900,000	1,903,017
Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (b) (c)	6,540,000	6,541,095
Series 2025-RTL3, Class A1, 5.24%, 8/25/2040 (b) (d)	9,550,000	9,527,146
Series 2026-RTL1, Class A1, 4.91%, 1/25/2041 (b) (d)	6,415,000	6,352,928
MFA Trust
Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (b) (d)	2,500,000	2,502,364
Series 2024-RPL1, Class A1, 4.25%, 2/25/2066 (b) (c)	1,425,855	1,338,131
MOO Securitization Trust
Series 2025-RM1, Class A1, 4.50%, 12/25/2065 ‡ (b) (c)	3,000,000	2,863,738
Series 2025-RM1, Class A1A, 4.50%, 12/25/2065 ‡ (b) (c)	13,000,000	12,437,611
Series 2025-RM1, Class A1B, 4.50%, 12/25/2065 ‡ (b) (c)	2,000,000	1,879,948
Series 2026-RM1, Class A1, 4.50%, 3/25/2066 ‡ (b) (c)	11,795,000	11,210,935
Series 2026-RM2, Class A1, 4.75%, 6/25/2066 ‡ (b) (c)	10,111,000	9,652,376
4.75%, 7/25/2066 ‡	10,800,000	10,122,992
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (b) (d)	3,038,419	3,041,090
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (b) (d)	8,000,000	7,981,390
Series 2026-RPL1, Class A1A, 4.00%, 12/25/2065 (b) (d)	14,779,958	13,983,130
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (b) (d)	189,731	189,668
OLIT Series 2025-HB2, Class M1, 3.00%, 11/25/2038 ‡ (b) (c)	4,535,000	4,266,330
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Onity Loan Investment Trust
Series 2026-HB2, Class M1, 3.00%, 5/25/2039 ‡ (b) (c)	4,005,000	3,710,992
Series 2026-HB2, Class M2, 3.00%, 5/25/2039 ‡ (b) (c)	1,335,000	1,229,157
Series 2026-HB3, Class M1, 3.00%, 6/25/2039 ‡ (b) (c)	3,060,000	2,828,723
PRET Trust Series 2024-RPL2, Class A1, 4.07%, 6/25/2064 (b) (c)	1,407,707	1,315,525
PRPM LLC
Series 2023-RCF2, Class A1, 4.00%, 11/25/2053 (b) (d)	114,862	113,156
Series 2024-RCF1, Class A1, 4.00%, 1/25/2054 (b) (d)	116,246	114,375
Series 2024-RPL1, Class A1, 4.20%, 12/25/2064 (b) (d)	4,757,719	4,673,179
Rain City Mortgage Trust Series 2024-RTL1, Class A1, 6.53%, 9/25/2029 (b) (d)	772,000	774,897
Seasoned Credit Risk Transfer Trust
Series 2025-1, Class MTU, 3.25%, 11/25/2064	3,007,498	2,523,140
Series 2025-2, Class MTU, 3.25%, 6/25/2065	4,186,667	3,460,789
Series 2025-2, Class TTW, 4.25%, 6/25/2065	5,183,746	4,895,847
Seasoned Loans Structured Transaction Trust
Series 2025-1, Class A1, 3.00%, 5/25/2035	5,766,729	5,297,810
Series 2025-2, Class A1, 3.00%, 10/25/2035	12,598,658	11,520,166
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (b) (d)	6,500,000	6,498,508
Towd Point Mortgage Trust
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (c)	5,274,005	4,627,651
Series 2020-3, Class A2B, 2.25%, 2/25/2063 (b) (c)	5,000,000	4,462,192
TVC Mortgage Trust Series 2026-RRTL1, Class A1, 4.96%, 2/25/2041 (b) (d)	8,042,000	7,935,546
Vendee Mortgage Trust
Series 2010-1, Class DZ, 4.25%, 4/15/2040	1,363,707	1,290,403
Series 2011-1, Class DZ, 3.75%, 9/15/2046	1,097,325	1,011,239
Ygrene (United Kingdom), 10.25%, 12/20/2028 ‡ (b) (c)	7,268,136	7,268,136
Total Collateralized Mortgage Obligations (Cost $747,037,747)		732,974,302
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	29

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — 5.6%
BAHA Trust Series 2024-MAR, Class A, 5.97%, 12/10/2041 (b) (c)	2,800,000	2,829,469
Baml RCAP Frn 8.00%, 10/25/2027 ‡	5,998,672	5,998,672
BAMLL Re-REMIC Trust
Series 2024-FRR3, Class B, 1.39%, 1/27/2050 ‡ (b) (c)	851,000	834,214
Series 2025-FRR5, Class BK86, PO, 11/27/2051 (b)	5,000,000	4,349,960
Series 2025-FRR5, Class B736, 0.00%, 9/27/2052 ‡ (b) (c)	6,000,000	5,975,320
Banc of America Re-REMIC Trust Series 2024-FRR1, Class B, 0.00%, 4/27/2049 ‡ (b)	1,000,000	736,736
BMD2 Re-REMIC Trust
Series 2019-FRR1, Class 3AB, PO, 5/25/2052 ‡ (b)	7,750,000	6,901,626
Series 2019-FRR1, Class 4A, PO, 5/25/2052 ‡ (b)	2,350,000	2,052,424
Series 2019-FRR1, Class 5C, PO, 5/25/2052 ‡ (b)	6,619,500	5,620,693
Series 2019-FRR1, Class 5B13, 2.15%, 5/25/2052 ‡ (b) (c)	6,000,000	5,381,568
Series 2019-FRR1, Class 5A1, 3.39%, 5/25/2052 ‡ (b) (c)	4,000,000	3,740,286
BOFAS Re-REMIC Trust
Series 2026-FRR7, Class CK77, 1.32%, 5/27/2051 ‡ (b) (c)	8,335,000	7,678,000
Series 2026-FRR7, Class AK77, 1.33%, 5/27/2051 ‡ (b) (c)	6,314,000	5,889,657
Series 2026-FRR7, Class BK77, 1.33%, 5/27/2051 ‡ (b) (c)	9,986,473	9,275,926
Series 2025-FRR6, Class B, 1.49%, 11/27/2051 ‡ (b) (c)	6,000,000	5,365,258
Series 2025-FRR6, Class C, 1.49%, 11/27/2051 ‡ (b) (c)	4,000,000	3,498,447
Series 2026-FRR7, Class CK97, 1.48%, 7/27/2052 ‡ (b) (c)	12,311,000	10,721,871
Series 2026-FRR7, Class BK97, 1.83%, 7/27/2052 ‡ (b) (c)	12,000,000	10,723,848
Series 2026-FRR8, Class B124, 1.57%, 12/27/2053 ‡ (b) (c)	8,917,000	7,386,670
Series 2026-FRR8, Class A124, 1.66%, 12/27/2053 ‡ (b) (c)	5,193,000	4,407,894
Series 2026-FRR8, Class B129, 1.50%, 4/27/2054 ‡ (b) (c)	8,651,000	7,027,482
Series 2026-FRR8, Class A746, 2.65%, 4/27/2054 ‡ (b) (c)	12,017,000	11,136,382
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

BX Trust
Series 2025-DELC, Class C, 5.84%, 12/15/2042 (b) (c)	2,265,000	2,270,594
Series 2025-DELC, Class D, 6.24%, 12/15/2042 (b) (c)	1,980,000	1,984,889
BXP Trust Series 2017-GM, Class E, 3.42%, 6/13/2039 (b) (c)	4,080,000	3,973,156
CSMC OA LLC
Series 2014-USA, Class A1, 3.30%, 9/15/2037 (b)	6,408,073	5,895,663
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (b)	5,000,000	4,613,791
Series 2014-USA, Class B, 4.18%, 9/15/2037 (b)	5,350,000	4,657,847
Series 2014-USA, Class C, 4.34%, 9/15/2037 (b)	750,000	640,364
CSTL Commercial Mortgage Trust
Series 2025-GATE2, Class A, 4.56%, 11/10/2042 (b) (c)	4,698,900	4,570,726
Series 2025-GATE2, Class B, 4.85%, 11/10/2042 (b) (c)	3,400,000	3,304,197
Series 2025-GATE2, Class D, 5.63%, 11/10/2042 (b) (c)	3,110,000	3,045,866
Series 2026-GATE3, Class C, 5.13%, 2/10/2043 (b) (c)	3,188,000	3,100,056
Series 2026-GATE3, Class D, 5.52%, 2/10/2043 (b) (c)	2,940,000	2,881,612
DLIC Re-REMIC Trust
Series 2025-FRR1, Class B104, 1.86%, 12/27/2052 ‡ (b) (c)	6,000,000	5,192,582
Series 2025-FRR1, Class A104, 2.54%, 12/27/2052 ‡ (b) (c)	4,000,000	3,594,562
Series 2025-FRR1, Class A111, 2.23%, 4/27/2053 ‡ (b) (c)	7,000,000	6,091,182
Series 2025-FRR1, Class A120, 2.58%, 9/27/2053 ‡ (b) (c)	5,000,000	4,307,152
FHLMC Series 2025-MN11, Class M1, 5.29%, 7/25/2045 (b) (c)	1,931,591	1,926,370
FHLMC MSCR Trust
Series 2024-MN9, Class M1, 6.09%, 10/25/2044 (b) (c)	866,986	872,162
Series 2025-MN10, Class M1, 5.69%, 2/25/2045 (b) (c)	1,579,811	1,581,730
Series 2025-MN12, Class M1, 5.39%, 11/25/2045 (b) (c)	7,360,783	7,360,758
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KL06, Class XFX, IO, 1.46%, 12/25/2029 (c)	4,842,519	179,273
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series KJ40, Class A2, 3.69%, 11/25/2030 (c)	335,000	324,081
Series K135, Class AM, 1.91%, 10/25/2031 (c)	1,050,000	910,206
Series KJ44, Class A2, 4.61%, 2/25/2033	500,000	492,212
FNMA ACES
Series 2026-M10, Class A1, 1.91%, 6/25/2031 (c)	845,829	775,225
Series 2026-M9, Class A1, 1.62%, 10/25/2031 (c)	1,992,411	1,778,910
Series 2023-M4, Class A2, 3.89%, 9/25/2032 (c)	1,300,000	1,228,651
Series 2020-M53, Class A2, 1.74%, 11/25/2032 (c)	27,000	22,770
Series 2023-M8, Class A1, 4.62%, 11/25/2032 (c)	269,467	267,474
Series 2026-M9, Class A, 1.62%, 1/25/2033 (c)	1,984,837	1,733,518
Series 2026-M9, Class A2, 1.62%, 1/25/2033 (c)	9,524,436	7,920,530
Series 2023-M8, Class A2, 4.62%, 3/25/2033 (c)	7,660,916	7,486,652
Series 2024-M2, Class A1, 4.77%, 4/25/2033 (c)	493,834	492,081
Series 2024-M2, Class A2, 3.75%, 8/25/2033	2,525,000	2,352,093
Series 2026-M10, Class X1, IO, 0.00%, 7/25/2035	6,796,840	843
Series 2026-M10, Class A2, 1.91%, 7/25/2035 (c)	4,939,000	4,124,635
Series 2026-M10, Class PS, 1.91%, 7/25/2035 (c)	1,012,000	869,174
Series 2021-M8, Class A2, 2.10%, 11/25/2035	5,592,551	4,938,624
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.71%, 10/25/2027 (b) (c)	570,000	554,342
Series 2021-KHG3, Class BFL, 5.92%, 9/25/2028 (b) (c)	7,960,455	7,951,918
Series 2019-KBF3, Class B, 6.23%, 1/25/2029 (b) (c)	169,092	168,138
Series 2019-KL05, Class BP, 4.09%, 6/25/2029 (b) (c)	2,000,000	1,867,701
Series 2019-KS11, Class B, 4.98%, 6/25/2029 (b) (c)	2,952,000	2,807,067
Series 2020-KHG2, Class C, 3.17%, 2/25/2030 (b) (c)	2,000,000	1,717,922
Series 2021-KLU3, Class BFX, 4.40%, 1/25/2031 (b) (c)	963,700	868,797
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2018-K154, Class B, 4.16%, 11/25/2032 (b) (c)	610,000	524,913
Series 2018-K155, Class B, 4.31%, 4/25/2033 (b) (c)	580,000	499,258
Series 2018-K80, Class B, 4.38%, 8/25/2050 (b) (c)	2,076,000	2,037,048
Series 2017-K71, Class B, 3.88%, 11/25/2050 (b) (c)	100,000	98,563
Series 2017-K71, Class C, 3.88%, 11/25/2050 (b) (c)	3,606,000	3,522,503
Series 2019-K89, Class B, 4.44%, 1/25/2051 (b) (c)	7,000,000	6,851,253
Series 2019-K89, Class C, 4.44%, 1/25/2051 (b) (c)	2,000,000	1,942,013
Series 2019-K87, Class B, 4.46%, 1/25/2051 (b) (c)	9,050,000	8,842,934
Series 2019-K91, Class C, 4.40%, 4/25/2051 (b) (c)	3,795,000	3,685,570
Series 2018-K77, Class B, 4.30%, 5/25/2051 (b) (c)	1,170,000	1,147,771
Series 2018-K77, Class C, 4.30%, 5/25/2051 (b) (c)	1,000,000	977,312
Series 2018-K79, Class C, 4.35%, 7/25/2051 (b) (c)	145,000	140,899
Series 2019-K103, Class B, 3.58%, 12/25/2051 (b) (c)	1,819,000	1,720,475
Series 2019-K102, Class B, 3.65%, 12/25/2051 (b) (c)	375,000	354,950
Series 2019-K102, Class C, 3.65%, 12/25/2051 (b) (c)	4,075,000	3,825,846
Series 2019-K90, Class C, 4.47%, 2/25/2052 (b) (c)	500,000	488,309
Series 2019-K88, Class B, 4.53%, 2/25/2052 (b) (c)	2,000,000	1,953,627
Series 2019-K88, Class C, 4.53%, 2/25/2052 (b) (c)	1,000,000	964,897
Series 2019-K93, Class B, 4.26%, 5/25/2052 (b) (c)	2,000,000	1,938,254
Series 2019-K94, Class C, 4.09%, 7/25/2052 (b) (c)	1,250,000	1,197,585
Series 2019-K98, Class B, 3.86%, 10/25/2052 (b) (c)	1,040,000	994,372
Series 2019-K98, Class C, 3.86%, 10/25/2052 (b) (c)	9,395,000	8,918,673
Series 2019-K100, Class C, 3.61%, 11/25/2052 (b) (c)	4,707,000	4,413,230
Series 2020-K105, Class C, 3.53%, 3/25/2053 (b) (c)	1,651,000	1,542,632
Series 2019-K96, Class B, 3.94%, 8/25/2056 (b) (c)	2,000,000	1,919,032
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	31

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2019-K96, Class C, 3.94%, 8/25/2056 (b) (c)	4,754,000	4,505,657
GAM Re-REMIC Trust
Series 2022-FRR3, Class BK61, PO, 11/27/2049 ‡ (b)	9,000,000	8,836,100
Series 2022-FRR3, Class BK71, 1.93%, 11/27/2050 ‡ (b) (c)	8,815,000	8,323,472
Series 2021-FRR1, Class 1C, PO, 11/29/2050 ‡ (b)	2,753,000	2,610,926
Series 2021-FRR1, Class 2A, PO, 11/29/2050 ‡ (b)	580,000	536,275
Series 2021-FRR1, Class 2B, PO, 11/29/2050 ‡ (b)	6,000,000	5,540,546
Series 2022-FRR3, Class BK89, PO, 1/27/2052 ‡ (b)	7,028,000	5,955,324
GAM Re-REMIC TRUST
Series 2021-FRR2, Class BK74, PO, 9/27/2051 ‡ (b)	5,000,000	4,453,486
Series 2021-FRR2, Class AK78, 2.85%, 9/27/2051 ‡ (b) (c)	4,000,000	3,748,898
GNMA
Series 2012-132, Class Z, 2.68%, 6/16/2054 (c)	554,619	396,387
Series 2013-61, Class Z, 2.45%, 10/16/2054 (c)	772,774	579,651
Series 2013-1, Class Z, 2.37%, 1/16/2055 (c)	804,542	494,850
Series 2017-76, Class B, 2.60%, 12/16/2056	618,278	444,455
Series 2017-191, Class B, 2.50%, 7/16/2059 (c)	688,303	395,648
MRCD MARK Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	2,200,000	1,991,000
MTN Commercial Mortgage Trust
Series 2026-LPFX, Class B, 5.28%, 5/15/2043 (b) (c)	2,250,000	2,220,365
Series 2026-LPFX, Class C, 5.57%, 5/15/2043 (b) (c)	8,500,000	8,422,599
Series 2026-LPFX, Class D, 5.86%, 5/15/2043 (b) (c)	3,600,000	3,581,694
Series 2026-LPFX, Class E, 6.35%, 5/15/2043 (b) (c)	10,400,000	10,388,370
Multi-Family Connecticut Avenue Securities Trust
Series 2024-01, Class M7, 6.39%, 7/25/2054 (b) (c)	74,282	74,949
Series 2025-01, Class M1, 6.04%, 5/25/2055 (b) (c)	4,994,167	5,048,106
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

One Bryant Park Trust Series 2019-OBP, Class A, 2.52%, 9/15/2054 (b)	1,000,000	921,012
PRM5 Trust
Series 2025-PRM5, Class B, 4.76%, 3/10/2033 (b) (c)	2,250,000	2,230,327
Series 2025-PRM5, Class C, 5.00%, 3/10/2033 (b) (c)	1,000,000	990,526
Series 2025-PRM5, Class D, 5.62%, 3/10/2033 (b) (c)	1,750,000	1,739,027
PRM7 Trust
Series 2025-PRM7, Class C, 4.94%, 11/10/2042 (b) (c)	1,795,000	1,734,363
Series 2025-PRM7, Class D, 5.66%, 11/10/2042 (b) (c)	4,060,000	3,966,767
PSA Trust
Series 2026-STOR, Class A, 5.55%, 8/15/2031 (b) (c)	6,010,000	6,016,294
Series 2026-STOR, Class B, 5.86%, 8/15/2031 (b) (c)	5,093,000	5,096,080
PTCM Re-REMIC Trust
Series 2026-FRR2, Class A152, 1.03%, 10/25/2051 ‡ (b) (c)	8,000,000	6,447,584
Series 2026-FRR2, Class B152, 1.03%, 10/25/2051 ‡ (b) (c)	9,717,000	7,761,907
Series 2026-FRR2, Class B114, 1.67%, 6/25/2053 ‡ (b) (c)	5,481,000	4,805,189
Series 2026-FRR2, Class A114, 4.23%, 6/25/2053 ‡ (b) (c)	4,000,000	3,874,801
Series 2026-FRR2, Class A133, 4.07%, 9/25/2054 ‡ (b) (c)	4,446,900	4,132,411
RFM Re-REMIC Trust
Series 2022-FRR1, Class AB60, 2.22%, 11/8/2049 ‡ (b) (c)	9,930,000	9,823,810
Series 2024-FRR2, Class A100, PO, 11/27/2052 ‡ (b)	2,000,000	1,671,593
RFT TRUST Series 2024-2, Class A1, 7.11%, 9/27/2028 (b) (d)	3,400,586	3,381,159
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (b)	700,000	702,397
Series 2024-CNTR, Class B, 5.93%, 11/13/2041 (b)	2,000,000	2,023,286
Series 2024-CNTR, Class C, 6.47%, 11/13/2041 (b)	5,150,000	5,238,461
RWC Commercial Mortgage Trust
Series 2025-1, Class A, 5.01%, 6/27/2040 (b)	6,255,145	6,139,190
Series 2025-1, Class AS, 5.26%, 6/27/2040 (b)	3,295,000	3,218,563
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2025-1, Class C, 6.26%, 6/27/2040 (b)	1,536,000	1,477,312
Towd Point Mortgage Trust Series 2026-MF1, Class AS, 5.40%, 9/25/2066 ‡ (b) (c)	11,597,000	11,913,609
WHARF Commercial Mortgage Trust Series 2025-DC, Class C, 6.03%, 7/15/2040 (b) (c)	2,000,000	2,011,608
Total Commercial Mortgage-Backed Securities (Cost $487,061,821)		487,598,452
Foreign Government Securities — 0.6%
Eagle Funding Luxco SARL 5.50%, 8/17/2030 (b)	4,681,000	4,675,898
Republic of Panama 5.23%, 2/23/2034	2,754,000	2,671,242
United Mexican States
6.00%, 5/13/2030	474,000	487,479
5.85%, 7/2/2032	1,657,000	1,663,065
5.38%, 3/22/2033	7,174,000	6,949,023
5.63%, 2/9/2034	4,059,000	3,941,289
5.63%, 9/22/2035	10,000,000	9,582,100
6.88%, 5/13/2037	703,000	723,036
6.25%, 8/27/2037	14,595,000	14,314,338
6.63%, 1/29/2038	2,140,000	2,147,490
6.34%, 5/4/2053	730,000	656,380
3.77%, 5/24/2061	1,000,000	573,000
Total Foreign Government Securities (Cost $49,367,130)		48,384,340
	SHARES
Short-Term Investments — 2.8%
Investment Companies — 2.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (g) (h) (Cost $243,502,629)	243,502,629	243,502,629
Total Investments — 101.1% (Cost $8,935,009,691)		8,751,553,478
Liabilities in Excess of Other Assets — (1.1)%		(91,237,809)
NET ASSETS — 100.0%		8,660,315,669

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2026.
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	The rate shown is the effective yield as of August 31, 2026.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2026.

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	33

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(d)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2026.

(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2026.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2026.
Futures contracts outstanding as of August 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	447	12/21/2026	USD	48,164,250	(269,623)
U.S. Treasury Long Bond	1,507	12/21/2026	USD	163,886,250	(83,109)
U.S. Treasury Ultra Bond	3,198	12/21/2026	USD	352,379,625	42,433
U.S. Treasury 2 Year Note	1,959	12/31/2026	USD	402,130,665	(1,072,582)
					(1,382,881)
Short Contracts
U.S. Treasury 10 Year Ultra Note	(6,251)	12/21/2026	USD	(684,582,172)	3,066,541
U.S. Treasury 5 Year Note	(322)	12/31/2026	USD	(34,051,500)	157,527
					3,224,068
					1,841,187

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Exchange-Traded Funds	August 31, 2026

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 92.0%
Aerospace & Defense — 1.2%
ATI, Inc. 5.13%, 10/1/2031	5,762,000	5,662,006
Axon Enterprise, Inc. 6.25%, 3/15/2033 (a)	2,856,000	2,905,989
Bombardier, Inc. (Canada) 7.45%, 5/1/2034 (a)	2,370,000	2,598,586
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	1,439,000	1,415,693
4.13%, 4/15/2029 (a)	5,467,000	5,295,122
Carpenter Technology Corp. 5.63%, 3/1/2034 (a)	776,000	764,397
Goat Holdco LLC 6.75%, 2/1/2032 (a)	1,404,000	1,432,074
TransDigm, Inc.
6.38%, 3/1/2029 (a)	5,462,000	5,542,919
6.25%, 1/31/2034 (a)	840,000	849,351
		26,466,137
Automobile Components — 3.4%
Adient Global Holdings Ltd.
8.25%, 4/15/2031 (a)	9,771,000	10,163,139
7.50%, 2/15/2033 (a)	5,442,000	5,641,661
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	1,171,000	1,168,048
5.88%, 6/1/2029 (a)	7,714,000	7,745,550
5.88%, 12/1/2033 (a)	837,000	831,122
Clarios Global LP
6.75%, 5/15/2028 (a)	9,022,000	9,151,493
6.75%, 9/15/2032 (a)	3,211,000	3,271,078
Cooper-Standard Automotive, Inc. 9.25%, 3/1/2031 (a)	10,320,000	10,441,201
Cyprium Corp. 6.13%, 4/15/2031 (a)	1,857,000	1,851,884
Dana, Inc. 4.50%, 2/15/2032	2,323,000	2,312,604
Dexko Global, Inc. 7.50%, 4/15/2032 (a)	6,333,050	5,289,318
Forvia SE (France) 6.75%, 9/15/2033 (a)	670,000	671,260
Goodyear Tire & Rubber Co. (The)
6.63%, 7/15/2030	2,052,000	1,983,131
5.25%, 7/15/2031	3,599,000	3,203,823
8.88%, 7/15/2032	945,000	963,827
5.63%, 4/30/2033	1,939,000	1,684,491
Icahn Enterprises LP 5.25%, 5/15/2027	2,232,000	2,215,923
IHO Verwaltungs GmbH (Germany)
6.37% (Cash), 5/15/2029 (a) (b)	3,370,000	3,409,500
8.00% (Cash), 11/15/2032 (a) (b)	3,170,000	3,350,649
7.37% (Cash), 5/15/2033 (a) (b)	495,768	516,314
		75,866,016
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Beverages — 0.3%
Primo Water Holdings, Inc. 6.25%, 4/1/2029 (a)	6,270,000	6,292,284
Broadline Retail — 0.6%
Photo Holdings LLC 12.00%, 7/1/2031 (a)	4,417,000	4,547,006
Wayfair LLC
7.75%, 9/15/2030 (a)	7,172,000	7,549,319
6.75%, 11/15/2032 (a)	1,385,000	1,425,022
7.13%, 5/31/2034 (a)	904,000	937,652
		14,458,999
Building Products — 4.0%
Advanced Drainage Systems, Inc.
6.38%, 6/15/2030 (a)	4,596,000	4,631,725
5.38%, 3/1/2034 (a)	107,000	103,838
Builders FirstSource, Inc.
6.38%, 6/15/2032 (a)	7,069,000	7,102,005
6.75%, 5/15/2035 (a)	691,000	690,894
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	15,499,000	15,806,392
Griffon Corp.
5.75%, 3/1/2028	3,488,000	3,491,219
6.25%, 10/1/2034 (a)	1,197,000	1,200,913
JELD-WEN Holding, Inc. 7.00%, 9/1/2032 (a)	2,115,000	1,439,575
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	6,806,000	6,043,660
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	6,479,000	6,476,165
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	5,057,000	5,012,733
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	5,188,000	4,888,704
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	10,075,000	10,200,534
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	7,311,000	7,662,718
Standard Building Solutions, Inc.
6.50%, 8/15/2032 (a)	4,715,000	4,739,820
6.25%, 8/1/2033 (a)	6,170,000	6,124,302
5.88%, 3/15/2034 (a)	4,102,000	3,970,832
Standard Industries, Inc. 4.38%, 7/15/2030 (a)	652,000	619,828
		90,205,857
Chemicals — 3.3%
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	7,045,000	7,283,957
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	1,020,000	1,018,992
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	35

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
Bond US Bidco 1, Inc. 7.13%, 6/15/2033 (a)	1,434,000	1,457,457
Celanese US Holdings LLC
7.00%, 2/15/2031	1,232,000	1,266,341
7.38%, 2/15/2034	5,440,000	5,635,535
Chemours Co. (The)
5.75%, 11/15/2028 (a)	5,046,000	5,014,348
8.00%, 1/15/2033 (a)	3,441,000	3,396,413
7.88%, 3/15/2034 (a)	1,701,000	1,664,215
CVR Partners LP 6.13%, 6/15/2028 (a)	260,000	260,310
INEOS Finance plc (Luxembourg)
6.75%, 5/15/2028 (a)	670,000	669,058
7.50%, 4/15/2029 (a)	11,870,000	11,803,102
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (a)	2,670,000	2,322,099
NOVA Chemicals Corp. (Canada) 7.00%, 12/1/2031 (a)	4,539,000	4,748,384
Olin Corp. 5.00%, 2/1/2030	2,483,000	2,402,168
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029	2,031,000	1,996,421
4.00%, 4/1/2031	5,239,000	4,880,001
4.38%, 2/1/2032	4,517,000	4,200,017
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (a)	3,341,000	3,280,553
WR Grace Holdings LLC
5.63%, 8/15/2029 (a)	4,334,000	4,122,796
7.38%, 3/1/2031 (a)	1,798,000	1,800,589
6.63%, 8/15/2032 (a)	1,747,000	1,683,167
7.00%, 8/1/2033 (a)	2,962,000	2,870,038
		73,775,961
Commercial Services & Supplies — 4.9%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	5,338,000	5,026,164
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	6,079,000	5,854,803
4.88%, 7/15/2032 (a)	585,000	551,162
Allied Universal Holdco LLC
4.63%, 6/1/2028 (a)	3,070,000	3,024,281
7.88%, 2/15/2031 (a)	5,342,000	5,555,632
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	1,287,000	1,244,142
4.75%, 10/15/2029 (a)	2,095,000	2,049,938
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	9,306,000	9,281,156
Brink's Co. (The)
6.50%, 6/15/2029 (a)	1,409,000	1,431,278
6.75%, 6/15/2032 (a)	5,549,000	5,630,010
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Commercial Services & Supplies — continued
Clarivate Science Holdings Corp. 4.88%, 7/1/2029 (a)	2,129,000	2,003,032
Clean Harbors, Inc.
6.38%, 2/1/2031 (a)	595,000	602,291
5.75%, 10/15/2033 (a)	1,864,000	1,863,206
CoreCivic, Inc. 8.25%, 4/15/2029	10,162,000	10,547,869
Garda World Security Corp. (Canada)
7.75%, 2/15/2028 (a)	3,128,000	3,172,599
6.00%, 6/1/2029 (a)	3,068,000	3,031,027
6.50%, 1/15/2031 (a)	1,586,000	1,609,511
8.25%, 8/1/2032 (a)	3,187,000	3,258,558
GEO Group, Inc. (The)
8.63%, 4/15/2029	4,515,000	4,694,543
10.25%, 4/15/2031	1,399,000	1,505,208
GFL Environmental Holdings US, Inc. 5.50%, 2/1/2034 (a)	1,429,000	1,339,021
GFL Environmental, Inc. 6.75%, 1/15/2031 (a)	4,652,000	4,727,623
Madison IAQ LLC
4.13%, 6/30/2028 (a)	3,346,000	3,295,592
5.88%, 6/30/2029 (a)	10,693,000	10,669,222
Multi-Color Corp. 8.50% (Blend (Cash 6.00% + PIK 2.50%)), 5/11/2033 (a) (b)	3,730,606	3,228,726
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	3,576,000	3,562,712
Williams Scotsman, Inc. 7.38%, 10/1/2031 (a)	1,302,000	1,347,015
Wrangler Holdco Corp. (Canada) 6.63%, 4/1/2032 (a)	8,680,000	8,759,365
		108,865,686
Communications Equipment — 0.1%
Viasat, Inc. 7.50%, 5/30/2031 (a)	1,280,000	1,284,974
Construction & Engineering — 0.6%
AECOM 6.00%, 8/1/2033 (a)	2,275,000	2,267,260
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	2,141,000	2,083,943
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (a)	3,284,000	3,281,898
7.50%, 4/15/2032 (a)	2,846,000	2,989,743
6.38%, 7/15/2034 (a)	1,597,000	1,605,038
Granite Construction, Inc. 6.38%, 6/15/2034 (a)	1,149,000	1,157,654
		13,385,536
Construction Materials — 0.3%
Knife River Corp. 7.75%, 5/1/2031 (a)	5,572,000	5,746,582
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — 1.2%
Ford Motor Credit Co. LLC
4.13%, 8/17/2027	10,650,000	10,585,346
7.20%, 6/10/2030	5,670,000	5,941,576
5.73%, 9/5/2030	4,002,000	4,000,068
6.05%, 3/5/2031	3,050,000	3,076,366
6.47%, 5/22/2036	1,964,000	1,971,416
OneMain Finance Corp. 6.75%, 3/15/2032	2,239,000	2,243,057
		27,817,829
Consumer Staples Distribution & Retail — 0.7%
Albertsons Cos., Inc.
5.50%, 3/31/2031 (a)	722,000	699,486
5.63%, 3/31/2032 (a)	3,098,000	2,981,647
Performance Food Group, Inc.
6.13%, 9/15/2032 (a)	1,112,000	1,114,309
5.63%, 3/1/2034 (a)	2,491,000	2,419,794
US Foods, Inc. 6.88%, 9/15/2028 (a)	8,218,000	8,369,014
		15,584,250
Containers & Packaging — 1.7%
Ardagh Group SA
9.50%, 12/1/2030 (a)	990,000	1,034,397
11.00% (Blend (Cash 6.00% + PIK 5.00%)), 12/1/2030 (a) (b)	5,160,885	4,873,302
Ball Corp. 6.00%, 6/15/2029	1,192,000	1,205,327
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (a)	6,549,000	6,394,810
Graphic Packaging International LLC 6.38%, 7/15/2032 (a)	1,097,000	1,110,200
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2030 (a)	11,594,000	11,825,553
9.25%, 4/15/2030 (a)	6,393,000	6,383,369
Owens-Brockway Glass Container, Inc.
7.25%, 5/15/2031 (a)	3,512,000	3,257,436
7.38%, 6/1/2032 (a)	892,000	809,443
TriMas Corp. 4.13%, 4/15/2029 (a)	984,000	945,861
		37,839,698
Distributors — 0.1%
Core & Main LP 6.00%, 7/1/2034 (a)	1,215,000	1,211,484
Diversified Consumer Services — 0.2%
Service Corp. International
5.13%, 6/1/2029	979,000	973,642
3.38%, 8/15/2030	2,106,000	1,954,554
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	1,590,000	1,618,735
		4,546,931
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Diversified REITs — 0.0% ^
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	585,000	558,013
Diversified Telecommunication Services — 7.9%
Altice France SA (France)
9.50%, 11/1/2029 (a)	3,977,388	4,029,587
6.50%, 4/15/2032 (a)	3,132,000	3,045,163
6.88%, 7/15/2032 (a)	7,393,000	7,248,890
APLD ComputeCo 2 LLC 6.75%, 3/15/2031 (a)	3,469,000	3,332,744
Black Pearl Compute LLC 6.13%, 2/15/2031 (a)	855,000	855,548
CCO Holdings LLC
5.13%, 5/1/2027 (a)	3,349,000	3,344,682
5.00%, 2/1/2028 (a)	9,617,000	9,526,196
4.75%, 3/1/2030 (a)	17,108,000	16,224,312
4.50%, 8/15/2030 (a)	5,259,000	4,894,582
4.25%, 2/1/2031 (a)	5,142,000	4,637,500
7.38%, 3/1/2031 (a)	6,175,000	6,253,892
4.75%, 2/1/2032 (a)	48,278,000	43,264,672
4.50%, 5/1/2032	590,000	518,924
7.00%, 2/1/2033 (a)	2,099,000	2,049,387
Cipher Compute LLC 7.13%, 11/15/2030 (a)	3,384,000	3,425,940
Connect Holding II LLC 10.50%, 4/3/2031 (a)	5,388,000	4,851,191
Edged Compute LLC 7.50%, 4/30/2031 (a)	2,265,000	2,148,641
ELK Grove Village Property LLC 7.50%, 6/15/2031 (a)	669,000	644,189
Flash Compute LLC 7.25%, 12/31/2030 (a)	2,059,000	2,069,678
Galaxy Helios Data Centers II LLC 9.88%, 8/1/2031 (a)	3,274,000	3,242,660
GCI LLC 4.75%, 10/15/2028 (a)	6,564,000	6,450,502
Level 3 Financing, Inc.
6.88%, 6/30/2033 (a)	7,046,000	7,162,759
7.00%, 3/31/2034 (a)	2,969,894	3,037,854
Lumen Technologies, Inc. 5.38%, 6/15/2029 (a)	2,136,000	2,050,449
Meridian Arc Holdco LLC 6.25%, 4/30/2031 (a)	8,210,000	7,805,588
PR RNO Property Owner 1 LLC 6.50%, 5/1/2031 (a)	9,850,000	9,130,636
Stingray Compute LLC 6.00%, 6/15/2031 (a)	1,924,000	1,873,437
SV RNO Property Owner 1 LLC 5.88%, 3/1/2031 (a)	4,848,000	4,450,482
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	37

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
Virgin Media Secured Finance plc (United Kingdom)
5.50%, 5/15/2029 (a)	1,200,000	1,111,809
4.50%, 8/15/2030 (a)	2,560,000	2,116,531
WULF Compute LLC 7.75%, 10/15/2030 (a)	5,354,000	5,563,347
Yondr JK 1 LLC 6.88%, 6/30/2031 (a)	1,230,000	1,152,357
		177,514,129
Electric Utilities — 2.3%
NRG Energy, Inc.
5.75%, 1/15/2028	2,584,000	2,584,274
5.25%, 6/15/2029 (a)	677,000	672,189
5.75%, 7/15/2029 (a)	6,696,000	6,685,356
3.63%, 2/15/2031 (a)	3,509,000	3,229,879
3.88%, 2/15/2032 (a)	2,858,000	2,615,449
7.00%, 3/15/2033 (a)	1,192,000	1,264,719
5.75%, 1/15/2034 (a)	2,865,000	2,788,867
5.88%, 5/15/2034 (a)	2,848,000	2,776,892
6.00%, 1/15/2036 (a)	2,173,000	2,113,356
6.13%, 5/15/2036 (a)	610,000	597,679
PG&E Corp. 5.00%, 7/1/2028	4,761,000	4,689,586
Vistra Operations Co. LLC
5.00%, 7/31/2027 (a)	2,861,000	2,858,447
7.75%, 10/15/2031 (a)	6,553,000	6,824,707
6.88%, 4/15/2032 (a)	6,794,000	7,011,184
VoltaGrid LLC 7.38%, 11/1/2030 (a)	5,110,000	5,142,612
		51,855,196
Electrical Equipment — 0.1%
Solaris Energy Infrastructure LLC 6.38%, 5/15/2031 (a)	2,305,000	2,288,371
Electronic Equipment, Instruments & Components — 1.1%
Coherent Corp. 5.00%, 12/15/2029 (a)	8,553,000	8,440,808
Ingram Micro, Inc. 4.75%, 5/15/2029 (a)	7,720,000	7,558,611
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	878,000	891,051
Sensata Technologies, Inc. 6.63%, 7/15/2032 (a)	7,520,000	7,700,097
		24,590,567
Energy Equipment & Services — 0.8%
Archrock Partners LP 6.63%, 9/1/2032 (a)	1,302,000	1,325,996
Archrock Services LP 6.00%, 2/1/2034 (a)	732,000	719,962
Kodiak Gas Services LLC
5.88%, 4/1/2031 (a)	920,000	917,326
6.50%, 10/1/2033 (a)	765,000	772,380
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Energy Equipment & Services — continued
Noble Finance II LLC
8.00%, 4/15/2030 (a)	1,939,000	2,004,877
6.25%, 6/15/2034 (a)	1,898,000	1,862,896
Transocean International Ltd.
8.25%, 5/15/2029 (a)	4,201,000	4,366,376
8.75%, 2/15/2030 (a)	3,430,700	3,568,264
Valaris Ltd. 8.38%, 4/30/2030 (a)	106,000	110,219
WBI Operating LLC 6.25%, 10/15/2030 (a)	2,420,000	2,432,930
		18,081,226
Entertainment — 1.1%
Cinemark USA, Inc.
5.25%, 7/15/2028 (a)	3,483,000	3,469,939
7.00%, 8/1/2032 (a)	2,441,000	2,513,134
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a)	18,265,000	18,287,411
4.75%, 10/15/2027 (a)	1,000,000	994,814
		25,265,298
Financial Services — 1.5%
Block, Inc.
5.63%, 8/15/2030 (a)	1,030,000	1,031,502
6.50%, 5/15/2032	2,111,000	2,143,327
6.00%, 8/15/2033 (a)	830,000	828,491
ION Platform Finance US, Inc. 7.88%, 9/30/2032 (a)	2,210,000	1,745,542
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	2,721,000	2,880,113
Rocket Cos., Inc.
6.50%, 8/1/2029 (a)	2,816,000	2,860,476
6.13%, 8/1/2030 (a)	4,038,000	4,091,713
7.13%, 2/1/2032 (a)	3,063,000	3,163,215
6.38%, 8/1/2033 (a)	2,441,000	2,472,369
Rocket Mortgage LLC
3.63%, 3/1/2029 (a)	2,411,000	2,323,584
3.88%, 3/1/2031 (a)	2,451,000	2,286,471
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	7,610,000	7,516,738
		33,343,541
Food Products — 0.7%
Lamb Weston Holdings, Inc. 4.88%, 5/15/2028 (a)	5,669,000	5,635,662
Post Holdings, Inc.
4.50%, 9/15/2031 (a)	104,000	96,640
6.25%, 2/15/2032 (a)	7,618,000	7,681,773
6.25%, 10/15/2034 (a)	1,409,000	1,358,344
		14,772,419
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Gas Utilities — 0.3%
AmeriGas Partners LP
9.50%, 6/1/2030 (a)	4,515,000	4,800,036
6.88%, 6/1/2031 (a)	1,599,000	1,598,003
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	1,095,000	1,062,388
		7,460,427
Ground Transportation — 1.8%
Avis Budget Car Rental LLC
4.75%, 4/1/2028 (a)	2,180,000	2,155,099
5.38%, 3/1/2029 (a)	5,769,000	5,669,105
8.25%, 1/15/2030 (a)	7,618,000	7,826,418
8.00%, 2/15/2031 (a)	514,000	520,965
8.38%, 6/15/2032 (a)	2,446,000	2,493,509
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (a)	2,339,000	2,356,299
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	1,483,000	1,435,485
12.63%, 7/15/2029 (a)	10,413,000	7,010,580
5.00%, 12/1/2029 (a)	3,320,000	1,090,686
XPO, Inc.
6.25%, 6/1/2028 (a)	3,835,000	3,862,835
7.13%, 6/1/2031 (a)	5,060,000	5,210,753
		39,631,734
Health Care Equipment & Supplies — 1.2%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	9,272,000	9,194,235
Bausch + Lomb Corp. 8.38%, 10/1/2028 (a)	2,360,000	2,420,841
Medline Borrower LP
6.25%, 4/1/2029 (a)	9,094,000	9,239,231
5.25%, 10/1/2029 (a)	7,079,000	7,038,246
		27,892,553
Health Care Providers & Services — 3.4%
Acadia Healthcare Co., Inc. 7.38%, 3/15/2033 (a)	4,485,000	4,674,980
Accendra Health, Inc.
9.00%, 6/15/2032 (a)	4,744,935	4,022,376
9.75%, 6/15/2033 (a)	5,151,408	2,343,891
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	687,000	686,199
Charlotte Buyer, Inc. 8.00%, 6/30/2031 (a)	830,000	847,326
Community Health Systems, Inc.
6.00%, 1/15/2029 (a)	1,794,000	1,773,333
5.25%, 5/15/2030 (a)	6,613,000	6,174,237
4.75%, 2/15/2031 (a)	3,431,000	3,124,832
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Health Care Providers & Services — continued
10.88%, 1/15/2032 (a)	2,869,000	3,044,348
DaVita, Inc.
3.75%, 2/15/2031 (a)	692,000	639,215
6.88%, 9/1/2032 (a)	4,515,000	4,623,753
Encompass Health Corp. 4.50%, 2/1/2028	2,942,000	2,922,437
Global Medical Response, Inc. 7.38%, 10/1/2032 (a)	2,649,000	2,745,689
Molina Healthcare, Inc. 6.50%, 2/15/2031 (a)	3,026,000	3,074,328
Radiology Partners, Inc. 8.50%, 7/15/2032 (a)	4,601,000	4,707,173
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	2,134,000	2,219,992
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a)	5,761,000	5,793,630
Tenet Healthcare Corp.
5.13%, 11/1/2027	15,067,000	15,064,808
6.13%, 6/15/2030	8,413,000	8,470,898
		76,953,445
Health Care REITs — 0.2%
MPT Operating Partnership LP 8.50%, 2/15/2032 (a)	3,478,000	3,526,532
Health Care Technology — 0.8%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	2,922,000	2,921,889
5.00%, 5/15/2027 (a)	4,877,000	4,876,219
6.25%, 6/1/2032 (a)	10,955,000	11,153,390
		18,951,498
Hotel & Resort REITs — 0.9%
RHP Hotel Properties LP
7.25%, 7/15/2028 (a)	11,898,000	12,106,893
6.50%, 4/1/2032 (a)	3,180,000	3,237,990
6.50%, 6/15/2033 (a)	3,090,000	3,151,757
5.75%, 3/15/2034 (a)	928,000	914,491
6.25%, 2/15/2035 (a)	648,000	651,569
		20,062,700
Hotels, Restaurants & Leisure — 6.2%
1011778 BC ULC (Canada) 4.00%, 10/15/2030 (a)	3,273,000	3,090,688
Acushnet Co. 5.63%, 12/1/2033 (a)	509,000	499,762
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	3,044,000	2,989,472
Caesars Entertainment, Inc.
7.00%, 2/15/2030 (a)	5,544,000	5,576,521
6.50%, 2/15/2032 (a)	5,197,000	5,023,482
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	39

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Carnival Corp. Ltd.
4.00%, 8/1/2028 (a)	574,000	561,994
5.88%, 6/15/2031 (a)	3,068,000	3,078,492
5.75%, 8/1/2032 (a)	5,086,000	5,033,236
Churchill Downs, Inc.
5.50%, 4/1/2027 (a)	574,000	574,184
4.75%, 1/15/2028 (a)	2,091,000	2,075,413
5.75%, 4/1/2030 (a)	2,545,000	2,546,110
6.75%, 5/1/2031 (a)	1,197,000	1,214,629
Hilton Domestic Operating Co., Inc.
5.50%, 9/15/2031 (a)	1,498,000	1,492,193
5.75%, 9/15/2033 (a)	3,168,000	3,165,212
5.50%, 3/31/2034 (a)	745,000	733,397
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	12,670,000	12,670,456
MGM Resorts International
4.63%, 9/1/2026	2,309,000	2,309,000
4.75%, 10/15/2028	3,984,000	3,958,409
6.13%, 9/15/2029	2,090,000	2,115,611
6.50%, 4/15/2032	1,509,000	1,506,792
NCL Corp. Ltd. 5.88%, 1/15/2031 (a)	1,900,000	1,822,215
Pioneer Opco LLC 7.00%, 5/15/2033 (a)	1,755,000	1,785,532
Rivers Enterprise Borrower LLC 6.25%, 10/15/2030 (a)	1,474,000	1,492,925
Royal Caribbean Cruises Ltd.
6.25%, 3/15/2032 (a)	5,342,000	5,417,365
6.00%, 2/1/2033 (a)	22,422,000	22,558,007
Six Flags Entertainment Corp.
7.25%, 5/15/2031 (a)	7,106,000	7,020,838
8.63%, 1/15/2032 (a)	2,115,000	2,144,779
6.63%, 5/1/2032 (a)	8,819,000	8,939,212
Station Casinos LLC
4.50%, 2/15/2028 (a)	7,828,000	7,748,498
4.63%, 12/1/2031 (a)	1,337,000	1,260,332
Vail Resorts, Inc.
5.63%, 7/15/2030 (a)	2,306,000	2,300,398
6.50%, 5/15/2032 (a)	4,190,000	4,249,892
Viking Cruises Ltd. 5.88%, 10/15/2033 (a)	3,388,000	3,353,202
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	5,057,000	5,034,738
7.13%, 2/15/2031 (a)	2,366,000	2,484,082
6.25%, 3/15/2033 (a)	2,330,000	2,330,231
		140,157,299
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Household Durables — 1.2%
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (a)	5,570,000	2,395,100
Installed Building Products, Inc. 5.63%, 2/1/2034 (a)	908,000	885,109
M/I Homes, Inc. 4.95%, 2/1/2028	2,446,000	2,434,823
Newell Brands, Inc.
8.50%, 6/1/2028 (a)	6,581,000	6,860,903
6.38%, 5/15/2030	5,193,000	5,272,261
6.25%, 8/15/2031 (a)	1,049,000	1,051,650
Somnigroup International, Inc.
4.00%, 4/15/2029 (a)	3,026,000	2,912,990
3.88%, 10/15/2031 (a)	5,073,000	4,640,590
Whirlpool Corp. 6.50%, 6/15/2033	542,000	468,504
		26,921,930
Household Products — 0.4%
Central Garden & Pet Co.
5.13%, 2/1/2028	2,201,000	2,200,623
4.13%, 4/30/2031 (a)	4,120,000	3,871,823
Energizer Holdings, Inc. 6.00%, 9/15/2033 (a)	3,444,000	3,300,941
		9,373,387
Independent Power and Renewable Electricity Producers — 0.7%
Talen Energy Supply LLC
6.13%, 5/1/2031 (a)	3,651,000	3,642,515
6.38%, 5/1/2033 (a)	5,434,000	5,366,182
6.25%, 2/1/2034 (a)	6,401,000	6,286,163
		15,294,860
Insurance — 0.1%
Asurion LLC 8.00%, 12/31/2032 (a)	2,616,000	2,602,446
Interactive Media & Services — 0.2%
Snap, Inc. 6.88%, 3/1/2033 (a)	5,447,000	5,341,365
IT Services — 1.2%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	5,615,000	5,605,590
AP Core Holdings II LLC 11.00%, 5/15/2031 (a)	1,623,000	1,707,414
Arches Buyer, Inc.
4.25%, 6/1/2028 (a)	6,313,000	6,174,567
9.00%, 8/15/2031 (a)	1,680,000	1,753,355
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	3,567,000	3,021,852
CoreWeave, Inc.
9.25%, 6/1/2030 (a)	3,438,000	3,192,750
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
IT Services — continued
9.00%, 2/1/2031 (a)	3,512,000	3,150,232
9.63%, 7/15/2032 (a)	1,588,000	1,401,127
		26,006,887
Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc.
4.25%, 5/1/2028 (a)	677,000	668,045
3.75%, 3/15/2029 (a)	882,000	850,680
		1,518,725
Machinery — 1.1%
Esab Corp. 5.63%, 4/1/2031 (a)	1,061,000	1,051,420
Lsf12 Helix Parent LLC 7.13%, 2/1/2033 (a)	1,219,000	1,219,485
Terex Corp.
5.00%, 5/15/2029 (a)	1,361,000	1,349,613
6.25%, 10/15/2032 (a)	7,823,000	7,895,692
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	6,596,000	6,741,864
Wabash National Corp. 4.50%, 10/15/2028 (a)	5,972,000	5,629,846
		23,887,920
Media — 8.3%
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028 (a)	5,555,000	5,555,000
7.50%, 6/1/2029 (a)	8,295,000	8,295,000
7.13%, 2/15/2031 (a)	6,967,000	7,184,858
7.50%, 3/15/2033 (a)	3,448,000	3,634,018
CSC Holdings LLC
5.38%, 2/1/2028 (a)	584,000	314,952
11.25%, 5/15/2028 (a)	377,000	209,495
11.75%, 1/31/2029 (a)	2,629,000	1,445,825
6.50%, 2/1/2029 (a)	13,110,000	6,952,852
5.75%, 1/15/2030 (a)	2,270,000	479,537
4.63%, 12/1/2030 (a)	1,270,000	269,875
3.38%, 2/15/2031 (a)	2,270,000	1,180,401
4.50%, 11/15/2031 (a)	5,176,000	2,691,520
Directv Financing LLC 5.88%, 8/15/2027 (a)	910,000	907,514
Discovery Communications LLC 5.00%, 9/20/2037	717,000	550,297
Discovery Global Holdings, Inc.
4.28%, 3/15/2032	3,315,000	3,033,225
5.05%, 3/15/2042	3,048,000	2,216,140
DISH DBS Corp.
5.25%, 12/1/2026 (a)	4,626,818	4,610,624
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Media — continued
7.38%, 7/1/2028	1,270,000	1,250,950
5.75%, 12/1/2028 (a) (c)	3,365,000	3,315,299
EchoStar Corp.
10.75%, 11/30/2029	2,970,000	3,210,043
6.75% (Cash), 11/30/2030 (b)	2,770,000	2,811,392
Gray Media, Inc.
10.50%, 7/15/2029 (a)	2,985,000	3,149,309
4.75%, 10/15/2030 (a)	3,826,000	3,148,770
5.38%, 11/15/2031 (a)	5,498,000	4,280,468
7.25%, 8/15/2033 (a)	4,984,000	4,983,589
7.50%, 9/15/2034 (a)	1,326,000	1,324,478
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	14,713,000	13,201,368
10.88%, 5/1/2030 (a)	7,571,499	5,318,978
7.75%, 8/15/2030 (a)	2,343,000	1,956,405
Midcontinent Communications 8.00%, 8/15/2032 (a)	4,648,000	4,035,669
Neptune Bidco US, Inc.
9.29%, 4/15/2029 (a)	2,069,000	2,119,126
9.50%, 2/15/2033 (a)	1,863,000	1,912,818
Nexstar Media, Inc.
6.50%, 9/15/2033 (a)	14,438,000	14,502,365
7.25%, 4/15/2034 (a)	9,395,000	9,516,346
Outfront Media Capital LLC
7.38%, 2/15/2031 (a)	5,060,000	5,248,444
6.00%, 6/15/2034 (a)	939,000	927,702
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (a)	6,479,000	6,734,985
Sirius XM Radio LLC
5.00%, 8/1/2027 (a)	6,537,000	6,520,141
4.00%, 7/15/2028 (a)	11,758,000	11,465,765
5.50%, 7/1/2029 (a)	8,952,000	8,938,078
4.13%, 7/1/2030 (a)	1,336,000	1,257,362
5.88%, 4/15/2032 (a)	2,277,000	2,246,676
Stagwell Global LLC 5.63%, 8/15/2029 (a)	5,370,000	5,230,252
Univision Communications, Inc.
7.38%, 6/30/2030 (a)	3,042,000	3,053,414
8.50%, 7/31/2031 (a)	466,000	469,643
9.38%, 8/1/2032 (a)	2,644,000	2,697,967
8.88%, 4/15/2033 (a)	1,743,000	1,722,726
		186,081,661
Metals & Mining — 1.3%
Alcoa Nederland Holding BV 4.13%, 3/31/2029 (a)	3,406,000	3,298,211
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	41

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — continued
Alumina Pty. Ltd. 6.13%, 3/15/2030 (a)	800,000	809,284
Cleveland-Cliffs, Inc.
6.75%, 4/15/2030 (a)	1,509,000	1,519,110
7.50%, 9/15/2031 (a)	3,163,000	3,252,247
7.00%, 3/15/2032 (a)	7,308,000	7,372,047
7.63%, 1/15/2034 (a)	931,000	949,928
Commercial Metals Co. 5.75%, 11/15/2033 (a)	1,881,000	1,851,581
Compass Minerals International, Inc. 8.00%, 7/1/2030 (a)	3,266,000	3,414,512
Fortescue Treasury Pty. Ltd. (Australia) 6.13%, 4/15/2032 (a)	2,441,000	2,468,041
Novelis Corp.
4.75%, 1/30/2030 (a)	1,384,000	1,334,536
6.88%, 1/30/2030 (a)	1,328,000	1,364,533
6.38%, 8/15/2033 (a)	1,176,000	1,178,863
		28,812,893
Mortgage Real Estate Investment Trusts (REITs) — 0.0% ^
Starwood Property Trust, Inc. 6.50%, 10/15/2030 (a)	92,000	93,653
Oil, Gas & Consumable Fuels — 11.6%
Antero Midstream Partners LP
5.38%, 6/15/2029 (a)	6,189,000	6,188,380
5.75%, 10/15/2033 (a)	1,459,000	1,440,369
Ascent Resources Utica Holdings LLC
6.63%, 10/15/2032 (a)	46,000	46,428
6.63%, 7/15/2033 (a)	10,104,000	10,204,799
Blue Racer Midstream LLC
7.00%, 7/15/2029 (a)	2,714,000	2,787,319
7.25%, 7/15/2032 (a)	632,000	653,365
Buckeye Partners LP
3.95%, 12/1/2026	2,569,000	2,560,834
6.75%, 2/1/2030 (a)	6,064,000	6,237,873
Caturus Energy LLC 7.13%, 5/15/2031 (a)	1,042,000	1,043,358
Chord Energy Corp. 6.00%, 10/1/2030 (a)	3,869,000	3,915,393
CNX Resources Corp.
7.38%, 1/15/2031 (a)	5,859,000	5,999,839
5.88%, 3/1/2034 (a)	1,292,000	1,259,877
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	5,445,000	5,385,201
Crescent Energy Finance LLC
7.63%, 4/1/2032 (a)	4,460,000	4,586,142
7.88%, 4/15/2032 (a)	8,655,000	8,943,739
7.38%, 1/15/2033 (a)	2,152,000	2,198,126
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
8.38%, 1/15/2034 (a)	2,629,000	2,774,725
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	3,935,000	3,842,849
Expand Energy Corp. 4.75%, 2/1/2032	8,422,000	8,151,598
Genesis Energy LP
8.25%, 1/15/2029	4,448,000	4,581,507
6.75%, 3/15/2034	1,329,000	1,338,033
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	4,620,000	4,705,244
Harvest Midstream I LP 6.75%, 5/15/2034 (a)	925,000	938,653
Hess Midstream Operations LP 5.13%, 6/15/2028 (a)	5,452,000	5,437,934
Hilcorp Energy I LP
8.38%, 11/1/2033 (a)	4,515,000	4,787,304
6.88%, 5/15/2034 (a)	2,446,000	2,424,276
Howard Midstream Energy Partners LLC
7.38%, 7/15/2032 (a)	3,568,000	3,684,099
6.63%, 1/15/2034 (a)	2,934,000	2,959,265
6.63%, 1/15/2035 (a)	1,172,000	1,177,964
Infinity Natural Resources LLC 7.63%, 4/1/2031 (a)	1,756,000	1,779,269
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	1,307,000	1,330,330
5.88%, 6/15/2030 (a)	6,384,000	6,415,952
Magnolia Oil & Gas Operating LLC 6.63%, 8/15/2034 (a)	803,000	812,091
Matador Resources Co.
6.50%, 4/15/2032 (a)	787,000	795,219
6.25%, 4/15/2033 (a)	5,242,000	5,241,730
6.00%, 4/15/2034 (a)	1,301,000	1,274,298
NGL Energy Operating LLC 8.13%, 2/15/2029 (a)	4,610,000	4,755,634
NuStar Logistics LP
5.63%, 4/28/2027	777,000	779,852
6.38%, 10/1/2030	2,756,000	2,824,875
Permian Resources Operating LLC
5.88%, 7/1/2029 (a)	12,080,000	12,093,652
7.00%, 1/15/2032 (a)	2,339,000	2,416,622
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	5,544,000	5,731,071
Range Resources Corp. 4.75%, 2/15/2030 (a)	2,681,000	2,622,572
Rockies Express Pipeline LLC 6.75%, 3/15/2033 (a)	1,197,000	1,220,815
SM Energy Co.
6.50%, 7/15/2028	4,250,000	4,259,996
8.63%, 11/1/2030 (a)	1,570,000	1,649,298
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
8.75%, 7/1/2031 (a)	1,877,000	1,963,624
7.00%, 8/1/2032 (a)	5,373,000	5,494,349
9.63%, 6/15/2033 (a)	7,963,000	8,777,726
6.63%, 4/15/2034 (a)	1,971,000	1,983,583
Sunoco LP
7.00%, 9/15/2028 (a)	1,404,000	1,429,605
7.00%, 5/1/2029 (a)	4,200,000	4,309,578
5.38%, 7/15/2031 (a)	1,205,000	1,188,623
7.25%, 5/1/2032 (a)	6,794,000	7,025,838
Tallgrass Energy Partners LP
7.38%, 2/15/2029 (a)	10,619,000	10,913,603
6.00%, 12/31/2030 (a)	5,267,000	5,268,991
6.75%, 3/15/2034 (a)	3,721,000	3,750,065
Validus Energy II Midcon LLC 8.00%, 8/1/2031 (a)	1,931,000	1,945,589
Venture Global Calcasieu Pass LLC
6.25%, 1/15/2030 (a)	2,339,000	2,388,210
6.00%, 5/1/2036 (a)	522,000	519,817
Venture Global LNG, Inc.
9.88%, 2/1/2032 (a)	16,596,000	17,692,382
6.38%, 12/15/2034 (a)	797,000	790,996
6.63%, 6/15/2036 (a)	797,000	800,225
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030 (a)	1,895,000	1,934,751
6.50%, 1/15/2034 (a)	10,888,000	11,260,174
6.50%, 6/15/2034 (a)	1,362,000	1,408,459
6.75%, 1/15/2036 (a)	2,086,000	2,195,776
Wildfire Intermediate Holdings LLC 7.50%, 10/15/2029 (a)	560,000	580,452
		259,880,185
Passenger Airlines — 1.3%
American Airlines, Inc.
7.25%, 2/15/2028 (a)	5,390,000	5,440,980
5.75%, 4/20/2029 (a)	14,573,167	14,562,493
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	7,633,000	6,554,481
United Airlines Holdings, Inc.
4.88%, 3/1/2029	1,724,000	1,698,685
5.38%, 3/1/2031	1,128,000	1,117,178
United Airlines, Inc. 4.63%, 4/15/2029 (a)	877,000	863,505
		30,237,322
Personal Care Products — 0.5%
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	5,642,000	5,639,208
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Personal Care Products — continued
4.13%, 4/1/2029 (a)	2,780,000	2,693,628
Perrigo Finance Unlimited Co. 6.13%, 9/30/2032	1,715,000	1,682,430
Prestige Brands, Inc. 6.25%, 7/15/2034 (a)	872,000	875,746
		10,891,012
Pharmaceuticals — 1.8%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	13,654,000	14,213,609
Bausch Health Cos., Inc. (Canada)
4.88%, 6/1/2028 (a)	3,933,000	3,750,312
11.00%, 9/30/2028 (a)	1,501,000	1,585,394
5.00%, 2/15/2029 (a)	4,300,000	3,386,250
5.25%, 1/30/2030 (a)	4,310,000	3,058,971
Elanco Animal Health, Inc. 6.40%, 8/28/2028 (d)	1,326,000	1,357,311
Endo Finance Holdings LP 8.50%, 4/15/2031 (a)	2,674,000	2,818,901
Organon & Co.
5.13%, 4/30/2031 (a)	7,680,000	7,674,529
6.75%, 5/15/2034 (a)	1,855,000	1,944,683
7.88%, 5/15/2034 (a)	992,000	1,062,598
		40,852,558
Professional Services — 0.4%
Science Applications International Corp. 5.88%, 11/1/2033 (a)	1,178,000	1,166,294
TriNet Group, Inc. 7.13%, 8/15/2031 (a)	6,535,000	6,671,804
		7,838,098
Real Estate Management & Development — 0.2%
Anywhere Real Estate Group LLC
5.75%, 1/15/2029 (a)	1,409,000	1,392,798
5.25%, 4/15/2030 (a)	1,409,000	1,364,193
9.75%, 4/15/2030 (a)	2,436,000	2,610,030
		5,367,021
Semiconductors & Semiconductor Equipment — 1.2%
Amkor Technology, Inc. 5.88%, 10/1/2033 (a)	2,606,000	2,560,886
Entegris, Inc. 5.95%, 6/15/2030 (a)	13,827,000	13,952,048
Kioxia Holdings Corp. (Japan) 6.25%, 7/24/2030 (a)	4,409,000	4,507,958
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	1,521,000	1,484,558
Qnity Electronics, Inc.
5.75%, 8/15/2032 (a)	827,000	821,698
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	43

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
6.25%, 8/15/2033 (a)	2,489,000	2,505,428
Synaptics, Inc. 4.00%, 6/15/2029 (a)	1,000,000	985,841
		26,818,417
Software — 1.9%
AthenaHealth Group, Inc.
6.50%, 2/15/2030 (a)	8,021,000	7,839,150
7.50%, 2/15/2032 (a)	1,115,000	1,148,464
Fair Isaac Corp. 6.00%, 5/15/2033 (a)	304,000	299,043
Gen Digital, Inc. 6.25%, 4/1/2033 (a)	1,622,000	1,621,494
NCR Voyix Corp. 5.13%, 4/15/2029 (a)	4,977,000	4,852,605
OAK-Eagle Acquireco, Inc.
7.25%, 7/1/2033 (a)	2,232,000	2,321,099
8.75%, 7/1/2034 (a)	1,918,000	2,035,619
Open Text Holdings, Inc. (Canada) 4.13%, 12/1/2031 (a)	2,652,000	2,369,070
RingCentral, Inc. 8.50%, 8/15/2030 (a)	5,193,000	5,360,552
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	11,595,000	11,599,754
6.50%, 6/1/2032 (a)	3,744,000	3,792,957
		43,239,807
Specialized REITs — 0.4%
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	1,116,000	1,112,937
7.00%, 2/15/2029 (a)	5,252,000	5,345,596
Millrose Properties, Inc.
6.38%, 8/1/2030 (a)	2,355,000	2,387,758
6.25%, 9/15/2032 (a)	1,183,000	1,186,955
		10,033,246
Specialty Retail — 1.7%
Asbury Automotive Group, Inc. 4.75%, 3/1/2030	687,000	669,535
Bath & Body Works, Inc. 7.50%, 6/15/2029	2,575,000	2,608,138
Gap, Inc. (The) 3.88%, 10/1/2031 (a)	685,000	628,587
Lithia Motors, Inc.
5.50%, 10/1/2030 (a)	1,915,000	1,901,212
4.38%, 1/15/2031 (a)	1,312,000	1,249,840
Petco Health & Wellness Co., Inc. 8.25%, 2/1/2031 (a)	5,319,000	5,404,540
PetSmart LLC 7.50%, 9/15/2032 (a)	7,612,000	7,685,243
Sonic Automotive, Inc.
4.63%, 11/15/2029 (a)	2,131,000	2,082,323
4.88%, 11/15/2031 (a)	2,100,000	2,008,480
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Specialty Retail — continued
Staples, Inc.
10.75%, 9/1/2029 (a)	12,692,000	12,193,544
12.75%, 1/15/2030 (a)	1,278,000	1,018,045
		37,449,487
Technology Hardware, Storage & Peripherals — 0.4%
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	2,466,000	2,573,384
Seagate Data Storage Technology Pte. Ltd. 5.88%, 7/15/2030	3,638,000	3,695,506
Xerox Corp. 10.25%, 10/15/2030 (a)	3,270,000	2,861,250
Xerox Holdings Corp. 8.88%, 11/30/2029 (a)	2,270,000	879,625
		10,009,765
Trading Companies & Distributors — 2.8%
Boise Cascade Co. 4.88%, 7/1/2030 (a)	2,446,000	2,401,495
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	7,096,000	7,245,087
8.63%, 5/15/2032 (a)	1,660,000	1,726,169
8.00%, 3/15/2033 (a)	1,391,000	1,427,148
7.13%, 7/1/2034 (a)	1,332,000	1,310,892
Herc Holdings, Inc. 7.00%, 6/15/2030 (a)	9,997,000	10,341,437
QXO Building Products, Inc.
6.50%, 7/15/2031 (a)	2,628,000	2,657,679
6.75%, 4/30/2032 (a)	2,488,000	2,544,786
6.88%, 7/15/2034 (a)	3,809,000	3,854,285
United Rentals North America, Inc.
4.88%, 1/15/2028	6,305,000	6,281,286
5.25%, 1/15/2030	2,618,000	2,606,711
5.38%, 11/15/2033 (a)	1,353,000	1,317,632
6.13%, 3/15/2034 (a)	9,997,000	10,159,598
WESCO Distribution, Inc.
6.38%, 3/15/2029 (a)	5,060,000	5,137,646
5.25%, 4/15/2031 (a)	1,062,000	1,044,304
6.38%, 3/15/2033 (a)	2,951,000	2,996,484
		63,052,639
Wireless Telecommunication Services — 0.3%
Altice France Holding SA (France) 8.13%, 2/1/2027 ‡ (a) (c) (e)	80,000	80,000
Connect Finco SARL (United Kingdom) 9.00%, 9/15/2029 (a)	6,270,000	6,556,677
		6,636,677
Total Corporate Bonds (Cost $2,080,087,578)		2,064,495,133
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 1.7%
U.S. Treasury Notes
4.00%, 4/30/2032	11,090,000	10,791,523
4.13%, 4/30/2033	16,850,000	16,391,891
4.25%, 5/15/2035	11,160,000	10,799,480
Total U.S. Treasury Obligations (Cost $38,313,749)		37,982,894
	SHARES
Preferred Stocks — 0.0% ^
Containers & Packaging — 0.0% ^
Labels Buyer LLC Series A, 12.00%, 9/29/2026 ($1,000 par value) (f) (Cost $1,641,129)	1,356	1,023,780
Common Stocks — 0.0% ^
Containers & Packaging — 0.0% ^
Labels Buyer LLC *(Cost $63,200)	790	56,814
	NO. OF WARRANTS
Warrants — 0.0% ^
Containers & Packaging — 0.0% ^
Labels Buyer LLC expiring 4/29/2033, price 1.00 USD * (Cost $4,683)	1,121	3,573
	SHARES
Short-Term Investments — 4.8%
Investment Companies — 4.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (g) (h) (Cost $106,694,547)	106,694,547	106,694,547
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.71% (g) (h) (Cost $79,200)	79,200	79,200
Total Short-Term Investments (Cost $106,773,747)		106,773,747
Total Investments — 98.5% (Cost $2,226,884,086)		2,210,335,941
Other Assets in Excess of Liabilities — 1.5%		34,430,104
NET ASSETS — 100.0%		2,244,766,045

Percentages indicated are based on net assets.

Abbreviations
PIK	Payment In Kind
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Defaulted security.
(d)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2026.

(e)	The security or a portion of this security is on loan at August 31, 2026. The total value of securities on loan at August 31, 2026 is $80,000 (See Note 2.G.).
(f)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of August 31, 2026.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	45

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 32.7%
Aerospace & Defense — 0.6%
ATI, Inc.
7.25%, 8/15/2030	1,175,000	1,218,407
5.88%, 6/15/2033	1,049,000	1,058,617
Axon Enterprise, Inc.
6.13%, 3/15/2030 (a)	620,000	630,100
6.25%, 3/15/2033 (a)	1,002,000	1,019,538
BAE Systems plc (United Kingdom) 1.90%, 2/15/2031 (a)	400,000	350,065
Bombardier, Inc. (Canada) 8.75%, 11/15/2030 (a)	2,405,000	2,533,037
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	110,000	108,218
4.13%, 4/15/2029 (a)	740,000	716,735
Honeywell Aerospace, Inc.
4.30%, 3/16/2031	14,725,000	14,312,399
4.95%, 3/16/2036	21,550,000	20,701,949
5.73%, 3/16/2056	1,460,000	1,387,286
Howmet Aerospace, Inc. 4.75%, 4/15/2036	4,690,000	4,464,846
ICITII
0.00%, 1/31/2033 ‡ (a)	285	3,799
6.00%, 1/31/2033 ‡ (a)	6,449	3,441
L3Harris Technologies, Inc.
5.25%, 6/1/2031	10,300,000	10,358,115
5.60%, 7/31/2053	617,000	577,158
Leidos, Inc. 5.40%, 3/15/2032	8,248,000	8,263,089
Lockheed Martin Corp.
4.70%, 5/15/2046	100,000	85,806
4.15%, 6/15/2053	650,000	492,819
RTX Corp.
4.13%, 11/16/2028	1,735,000	1,713,535
1.90%, 9/1/2031	450,000	389,058
5.15%, 2/27/2033	365,000	365,354
4.50%, 6/1/2042	520,000	450,074
3.03%, 3/15/2052	650,000	398,638
5.38%, 2/27/2053	144,000	131,767
6.40%, 3/15/2054	1,935,000	2,026,567
TransDigm, Inc.
6.75%, 8/15/2028 (a)	740,000	744,701
6.88%, 12/15/2030 (a)	1,230,000	1,260,906
6.63%, 3/1/2032 (a)	4,010,000	4,095,100
6.25%, 1/31/2034 (a)	617,000	623,869
		80,484,993
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Automobile Components — 0.2%
Adient Global Holdings Ltd. 7.50%, 2/15/2033 (a)	4,657,000	4,827,861
Allison Transmission, Inc.
5.88%, 6/1/2029 (a)	2,236,000	2,245,145
3.75%, 1/30/2031 (a)	820,000	764,436
5.88%, 12/1/2033 (a)	2,642,000	2,623,445
Clarios Global LP
6.75%, 5/15/2028 (a)	1,215,000	1,232,439
6.75%, 2/15/2030 (a)	2,338,000	2,404,119
6.75%, 9/15/2032 (a)	385,000	392,203
Cooper-Standard Automotive, Inc. 9.25%, 3/1/2031 (a)	5,118,000	5,178,108
Cyprium Corp. 6.13%, 4/15/2031 (a)	1,103,000	1,099,961
Dana, Inc. 4.50%, 2/15/2032	442,000	440,022
Forvia SE (France) 6.75%, 9/15/2033 (a)	410,000	410,771
Goodyear Tire & Rubber Co. (The)
4.88%, 3/15/2027	150,000	149,907
5.00%, 7/15/2029	2,526,000	2,413,130
5.25%, 7/15/2031	1,365,000	1,215,120
Icahn Enterprises LP 5.25%, 5/15/2027	855,000	848,842
IHO Verwaltungs GmbH (Germany)
8.00% (Cash), 11/15/2032 (a) (b)	634,783	670,957
7.37% (Cash), 5/15/2033 (a) (b)	400,000	416,577
ZF North America Capital, Inc. (Germany) 6.88%, 4/14/2028 (a)	790,000	803,309
		28,136,352
Automobiles — 0.2%
Ford Motor Co.
9.63%, 4/22/2030	810,000	910,760
4.75%, 1/15/2043	380,000	293,717
Hyundai Capital America
3.00%, 2/10/2027 (a)	200,000	198,649
1.80%, 1/10/2028 (a)	350,000	336,164
5.00%, 6/18/2031 (a)	10,000,000	9,875,702
Volkswagen Group of America Finance LLC (Germany)
5.05%, 3/27/2028 (a)	2,950,000	2,954,286
4.75%, 11/13/2028 (a)	2,664,000	2,645,966
5.35%, 3/27/2030 (a)	15,113,000	15,113,625
		32,328,869
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — 6.0%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (c)	200,000	200,131
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 4.99%, 12/3/2028 (a) (c)	2,900,000	2,907,927
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (a) (c)	200,000	177,570
AIB Group plc (Ireland) (SOFR + 2.33%), 6.61%, 9/13/2029 (a) (c)	3,200,000	3,299,298
Banco Bilbao Vizcaya Argentaria SA (Spain)
5.38%, 3/13/2029	4,800,000	4,854,431
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (c) (d) (e) (f)	1,379,000	1,490,174
Banco Nacional de Comercio Exterior SNC (Mexico)
5.88%, 5/7/2030 (a)	670,000	680,792
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.96%), 6.00%, 5/14/2036 (a) (c)	1,475,000	1,460,987
Banco Santander SA (Spain)
5.59%, 8/8/2028	3,200,000	3,246,946
6.61%, 11/7/2028	600,000	621,943
4.55%, 11/6/2030	1,800,000	1,755,975
5.13%, 11/6/2035	4,000,000	3,827,766
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.84%), 3.82%, 1/20/2028 (c)	3,436,000	3,427,321
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (c)	1,205,000	1,198,085
(3-MONTH CME TERM SOFR + 1.63%), 3.59%, 7/21/2028 (c)	261,000	258,724
(SOFR + 2.04%), 4.95%, 7/22/2028 (c)	390,000	391,106
(3-MONTH CME TERM SOFR + 1.30%), 3.42%, 12/20/2028 (c)	454,000	446,759
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	1,190,000	1,197,907
(SOFR + 1.06%), 2.09%, 6/14/2029 (c)	635,000	605,596
(SOFR + 1.57%), 5.82%, 9/15/2029 (c)	3,543,000	3,609,125
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.63%, 5/1/2030 (c) (e) (f)	7,363,000	7,551,323
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 6.25%, 7/26/2030 (c) (e) (f)	11,057,000	11,071,109
(SOFR + 1.53%), 1.90%, 7/23/2031 (c)	660,000	585,376
(SOFR + 1.37%), 1.92%, 10/24/2031 (c)	7,500,000	6,601,656
(SOFR + 0.87%), 4.46%, 2/6/2032 (c)	17,435,000	16,938,736
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (c)	2,660,000	2,388,039
(SOFR + 1.32%), 2.69%, 4/22/2032 (c)	5,013,000	4,491,914
(SOFR + 1.04%), 4.70%, 4/23/2032 (c)	29,440,000	28,840,401
(SOFR + 1.22%), 2.30%, 7/21/2032 (c)	20,150,000	17,610,890
(SOFR + 1.21%), 2.57%, 10/20/2032 (c)	640,000	564,277
(SOFR + 1.83%), 4.57%, 4/27/2033 (c)	4,049,000	3,907,477
(SOFR + 1.65%), 5.47%, 1/23/2035 (c)	2,437,000	2,441,917
(SOFR + 1.91%), 5.43%, 8/15/2035 (c)	3,700,000	3,633,454
(SOFR + 1.74%), 5.52%, 10/25/2035 (c)	2,155,000	2,129,017
(SOFR + 1.13%), 5.05%, 2/6/2037 (c)	14,170,000	13,607,070
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.85%, 3/8/2037 (c)	11,550,000	10,606,742
(3-MONTH CME TERM SOFR + 1.58%), 4.08%, 4/23/2040 (c)	112,000	95,161
Bank of Ireland Group plc (Ireland) (SOFR + 1.62%), 5.60%, 3/20/2030 (a) (c)	1,935,000	1,961,609
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	47

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Bank of Montreal (Canada)
5.51%, 6/4/2031	550,000	560,756
Series J, (SOFR + 0.96%), 4.88%, 6/2/2032 (c)	2,630,000	2,593,029
Bank of Nova Scotia (The) (Canada)
2.15%, 8/1/2031	650,000	567,081
(SOFR + 1.44%), 4.74%, 11/10/2032 (c)	685,000	667,276
Banque Federative du Credit Mutuel SA (France)
1.60%, 10/4/2026 (a)	200,000	199,533
5.79%, 7/13/2028 (a)	1,005,000	1,021,669
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.39%, 11/2/2028 (c)	1,400,000	1,439,457
(SOFR + 1.56%), 4.94%, 9/10/2030 (c)	5,540,000	5,503,672
(SOFR + 1.14%), 4.52%, 2/24/2032 (c)	6,650,000	6,421,341
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.44%, 11/2/2033 (c)	1,335,000	1,464,164
(SOFR + 1.51%), 5.21%, 2/24/2037 (c)	7,185,000	6,812,091
BNP Paribas SA (France)
(SOFR + 1.61%), 1.90%, 9/30/2028 (a) (c)	450,000	436,441
(SOFR + 1.22%), 2.16%, 9/15/2029 (a) (c)	1,500,000	1,418,241
(SOFR + 1.52%), 5.18%, 1/9/2030 (a) (c)	9,260,000	9,302,559
(SOFR + 1.92%), 5.91%, 11/19/2035 (a) (c)	3,825,000	3,808,981
BPCE SA (France)
4.75%, 7/19/2027 (a)	450,000	451,084
(SOFR + 1.98%), 6.61%, 10/19/2027 (a) (c)	1,480,000	1,483,884
5.13%, 1/18/2028 (a)	5,745,000	5,777,260
(SOFR + 2.27%), 6.71%, 10/19/2029 (a) (c)	5,680,000	5,868,816
(SOFR + 1.68%), 5.88%, 1/14/2031 (a) (c)	3,830,000	3,891,617
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (c)	1,275,000	1,116,909
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (c)	3,750,000	3,298,052
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(SOFR + 2.59%), 7.00%, 10/19/2034 (a) (c)	890,000	945,878
(SOFR + 2.04%), 6.29%, 1/14/2036 (a) (c)	9,365,000	9,510,716
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (c)	820,000	820,549
(SOFRINDX + 1.78%), 5.67%, 3/15/2030 (a) (c)	11,000,000	11,162,856
(SOFR + 1.79%), 5.58%, 7/3/2036 (a) (c)	800,000	788,504
Canadian Imperial Bank of Commerce (Canada)
5.99%, 10/3/2028	500,000	511,285
(SOFR + 1.34%), 4.63%, 9/11/2030 (c)	965,000	952,791
Citibank NA
5.80%, 9/29/2028	500,000	511,538
4.84%, 8/6/2029	840,000	843,060
(SOFR + 0.91%), 4.85%, 6/18/2032 (c)	15,000,000	14,788,644
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (c)	1,115,000	1,112,582
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (c)	1,200,000	1,189,282
(3-MONTH CME TERM SOFR + 1.45%), 4.08%, 4/23/2029 (c)	1,295,000	1,280,757
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (c) (e) (f)	11,135,000	11,360,840
(SOFR + 1.36%), 5.17%, 2/13/2030 (c)	9,348,000	9,392,617
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (c) (d) (e) (f)	5,520,000	5,538,762
Series FF, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.73%), 6.95%, 2/15/2030 (c) (e) (f)	1,965,000	1,988,207
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (c)	500,000	488,286
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.34%), 4.54%, 9/19/2030 (c)	20,543,000	20,268,285
(SOFR + 3.91%), 4.41%, 3/31/2031 (c)	155,000	151,553
(SOFR + 2.11%), 2.57%, 6/3/2031 (c)	620,000	566,006
(SOFR + 1.17%), 4.50%, 9/11/2031 (c)	19,823,000	19,341,071
(SOFR + 1.17%), 2.56%, 5/1/2032 (c)	13,540,000	12,033,562
(SOFR + 1.18%), 2.52%, 11/3/2032 (c)	1,665,000	1,456,997
(SOFR + 1.94%), 3.79%, 3/17/2033 (c)	840,000	778,959
(SOFR + 2.34%), 6.27%, 11/17/2033 (c)	2,500,000	2,621,323
(SOFR + 2.06%), 5.83%, 2/13/2035 (c)	14,140,000	14,106,067
(SOFR + 1.47%), 5.33%, 3/27/2036 (c)	5,450,000	5,364,758
(SOFR + 1.49%), 5.17%, 9/11/2036 (c)	13,507,000	13,123,179
(SOFR + 1.38%), 2.90%, 11/3/2042 (c)	45,000	31,450
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (c)	890,000	885,061
Credit Agricole SA (France)
5.30%, 7/12/2028 (a)	990,000	1,001,165
(SOFR + 1.21%), 4.63%, 9/11/2028 (a) (c)	670,000	669,517
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (c)	3,245,000	3,328,614
(SOFR + 1.74%), 5.86%, 1/9/2036 (a) (c)	8,090,000	8,127,942
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (c)	845,000	858,336
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (a) (c)	1,113,000	1,098,702
DNB Bank ASA (Norway) (SOFR + 1.05%), 4.85%, 11/5/2030 (a) (c)	2,500,000	2,492,614
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
Fifth Third Bancorp (SOFR + 0.95%), 4.57%, 4/29/2032 (c)	2,775,000	2,689,386
HSBC Holdings plc (United Kingdom)
(SOFR + 2.61%), 5.21%, 8/11/2028 (c)	305,000	306,480
(SOFR + 0.94%), 4.71%, 5/12/2030 (c)	5,760,000	5,702,369
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (c)	11,750,000	11,425,043
(SOFR + 1.29%), 5.29%, 11/19/2030 (c)	17,600,000	17,667,662
(SOFR + 1.29%), 5.13%, 3/3/2031 (c)	18,540,000	18,494,026
(SOFR + 1.19%), 4.62%, 11/6/2031 (c)	14,075,000	13,746,392
(SOFR + 1.21%), 4.68%, 3/10/2032 (c)	5,000,000	4,870,751
(SOFR + 1.52%), 5.73%, 5/17/2032 (c)	1,475,000	1,499,180
(SOFR + 1.19%), 2.80%, 5/24/2032 (c)	500,000	447,129
(SOFR + 1.16%), 5.24%, 8/14/2032 (c)	3,150,000	3,129,790
(SOFR + 1.32%), 5.21%, 5/12/2034 (c)	6,260,000	6,126,485
(SOFR + 1.55%), 5.28%, 3/10/2037 (c)	17,585,000	16,904,483
(SOFR + 1.47%), 5.73%, 8/14/2037 (c)	15,395,000	15,254,403
Huntington Bancshares, Inc. (SOFRINDX + 1.87%), 5.71%, 2/2/2035 (c)	1,226,000	1,227,557
ING Groep NV (Netherlands) (USD SOFR ICE Swap Rate 5 Year + 4.36%), 8.00%, 5/16/2030 (c) (d) (e) (f) (g)	2,521,000	2,665,983
Intesa Sanpaolo SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (c)	10,700,000	9,003,420
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (a) (c)	1,425,000	1,418,698
KeyCorp (SOFRINDX + 1.23%), 5.12%, 4/4/2031 (c)	3,430,000	3,424,805
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	49

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (c)	350,000	351,107
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 5.20%, 8/17/2032 (c)	5,000,000	4,982,668
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 4.98%, 8/11/2033 (c)	1,160,000	1,136,600
Mitsubishi UFJ Financial Group, Inc. (Japan) Series 8NC7, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.53%), 5.48%, 2/22/2031 (c)	200,000	201,937
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (c)	580,000	589,866
(3-MONTH CME TERM SOFR + 1.77%), 2.20%, 7/10/2031 (c)	450,000	403,632
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 4.97%, 7/13/2032 (c)	5,859,000	5,781,550
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.75%, 7/6/2034 (c)	270,000	274,446
Morgan Stanley Bank NA (SOFRINDX + 0.97%), 4.79%, 5/10/2030 (c)	7,100,000	7,064,951
Morgan Stanley Private Bank NA (SOFR + 1.02%), 4.47%, 11/19/2031 (c)	8,010,000	7,788,717
National Australia Bank Ltd. (Australia) 4.90%, 6/13/2028	250,000	251,468
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (c)	600,000	593,398
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (c)	1,015,000	1,017,987
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (c)	415,000	420,557
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
NatWest Markets plc (United Kingdom)
5.41%, 5/17/2029 (a)	2,295,000	2,322,811
5.02%, 3/21/2030 (a)	6,660,000	6,645,642
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (a)	400,000	403,748
PNC Financial Services Group, Inc. (The)
2.55%, 1/22/2030	639,000	590,996
(SOFR + 0.98%), 2.31%, 4/23/2032 (c)	50,000	44,114
(SOFR + 1.26%), 4.81%, 10/21/2032 (c)	2,015,000	1,978,501
(SOFR + 1.95%), 5.94%, 8/18/2034 (c)	680,000	700,971
(SOFR + 2.28%), 6.88%, 10/20/2034 (c)	4,765,000	5,157,116
(SOFR + 1.90%), 5.68%, 1/22/2035 (c)	400,000	404,253
(SOFR + 1.42%), 5.37%, 7/21/2036 (c)	1,745,000	1,719,868
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 5.42%, 1/25/2041 (c)	3,700,000	3,540,142
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (c)	8,845,000	8,751,328
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 1.22%), 2.47%, 1/11/2028 (c)	4,200,000	4,165,380
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (c)	5,560,000	5,504,325
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (c)	9,771,000	9,888,790
(SOFR + 1.48%), 2.90%, 3/15/2032 (c)	869,000	779,356
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (a)	410,000	415,040
Societe Generale SA (France)
5.25%, 2/19/2027 (a)	4,650,000	4,668,251
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.45%, 1/10/2029 (a) (c)	1,800,000	1,833,946
3.00%, 1/22/2030 (a)	550,000	511,980
(SOFR + 1.65%), 5.51%, 5/22/2031 (a) (c)	2,070,000	2,077,478
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (a) (c)	3,860,000	3,938,841
(SOFR + 1.51%), 5.40%, 8/8/2034 (a) (c)	12,368,000	12,022,815
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (a) (c)	2,078,000	2,100,573
(SOFR + 1.60%), 5.40%, 4/10/2037 (a) (c)	6,667,000	6,334,423
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (a) (c)	555,000	558,011
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (c)	1,400,000	1,447,194
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.55%, 1/21/2029 (a) (c)	8,000,000	8,058,880
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 4.53%, 6/5/2032 (a) (c)	5,000,000	4,816,900
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (a) (c)	1,615,000	1,627,500
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 5.40%, 8/12/2036 (a) (c)	9,265,000	8,994,066
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.24%, 1/13/2037 (a) (c)	1,850,000	1,767,379
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.18%), 5.85%, 8/13/2037 (a) (c)	5,000,000	4,963,400
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	255,000	258,122
5.72%, 9/14/2028	680,000	691,868
5.42%, 7/9/2031	950,000	959,305
5.77%, 1/13/2033	200,000	204,271
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
Sumitomo Mitsui Trust Bank Ltd. (Japan) 4.95%, 9/15/2027 (a)	200,000	200,792
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	970,000	982,776
Swedbank AB (Sweden) 5.34%, 9/20/2027 (a)	200,000	201,712
TC Ziraat Bankasi A/S (Turkey) 7.25%, 2/4/2030 (a)	1,627,000	1,636,111
Toronto-Dominion Bank (The) (Canada)
5.52%, 7/17/2028	100,000	101,444
4.99%, 4/5/2029	1,010,000	1,015,047
2.00%, 9/10/2031	385,000	335,984
4.46%, 6/8/2032	120,000	115,973
4.87%, 4/22/2033	12,420,000	12,098,918
Truist Financial Corp.
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	2,090,000	2,050,599
(SOFR + 2.36%), 5.87%, 6/8/2034 (c)	5,588,000	5,686,030
UniCredit SpA (Italy) (USD ICE Swap Rate 5 Year + 4.91%), 7.30%, 4/2/2034 (a) (c)	3,000,000	3,126,298
US Bancorp
(SOFR + 0.73%), 2.22%, 1/27/2028 (c)	800,000	792,559
(SOFR + 1.56%), 5.38%, 1/23/2030 (c)	370,000	374,215
(SOFR + 1.25%), 5.10%, 7/23/2030 (c)	1,145,000	1,150,997
(SOFR + 1.30%), 5.08%, 5/15/2031 (c)	1,865,000	1,864,178
(SOFR + 1.86%), 5.68%, 1/23/2035 (c)	250,000	252,627
Wells Fargo & Co.
3.00%, 10/23/2026	360,000	359,390
(SOFR + 1.07%), 5.71%, 4/22/2028 (c)	2,110,000	2,124,715
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (c)	1,481,000	1,470,446
(SOFR + 1.98%), 4.81%, 7/25/2028 (c)	320,000	320,534
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	8,360,000	8,473,997
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (c) (e) (f)	4,810,000	4,952,164
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	51

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.79%), 6.30%, 10/23/2029 (c)	6,840,000	7,038,401
(SOFR + 1.11%), 5.24%, 1/24/2031 (c)	25,360,000	25,497,506
(SOFR + 1.50%), 5.15%, 4/23/2031 (c)	18,976,000	19,009,739
(SOFR + 0.97%), 4.84%, 5/20/2032 (c)	28,590,000	28,143,708
(SOFR + 1.50%), 3.35%, 3/2/2033 (c)	2,340,000	2,123,480
(SOFR + 1.99%), 5.56%, 7/25/2034 (c)	6,914,000	6,967,006
(SOFR + 2.06%), 6.49%, 10/23/2034 (c)	1,820,000	1,929,563
(SOFR + 1.38%), 5.21%, 12/3/2035 (c)	3,515,000	3,440,132
(SOFR + 1.74%), 5.61%, 4/23/2036 (c)	3,233,000	3,245,270
(SOFR + 1.10%), 4.96%, 1/23/2037 (c)	33,745,000	32,135,710
		883,209,490
Beverages — 0.0% ^
Constellation Brands, Inc. 4.65%, 11/15/2028	345,000	343,713
Maple Parent Holdings Corp.
5.70%, 3/26/2036 (a)	1,349,000	1,328,493
6.63%, 3/26/2056 (a)	1,448,000	1,452,823
PepsiCo, Inc. 3.60%, 8/13/2042	1,640,000	1,273,794
		4,398,823
Biotechnology — 0.8%
AbbVie, Inc.
4.55%, 3/15/2035	5,000,000	4,728,474
4.75%, 3/15/2036	2,420,000	2,306,241
5.30%, 9/15/2036	11,315,000	11,190,807
4.05%, 11/21/2039	9,507,000	8,104,268
4.63%, 10/1/2042	4,000,000	3,491,000
4.25%, 11/21/2049	1,647,000	1,283,403
5.55%, 3/15/2056	1,465,000	1,369,712
6.00%, 9/15/2056	10,236,000	10,171,808
5.50%, 3/15/2064	5,720,000	5,198,853
Amgen, Inc.
5.25%, 3/2/2030	175,000	176,578
4.85%, 2/19/2036	15,000,000	14,307,953
3.15%, 2/21/2040	977,000	736,478
5.60%, 3/2/2043	7,800,000	7,507,540
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Biotechnology — continued
4.66%, 6/15/2051	960,000	780,563
4.88%, 3/1/2053	9,933,000	8,262,936
5.65%, 3/2/2053	800,000	745,594
5.75%, 3/2/2063	6,000	5,539
Biogen, Inc.
2.25%, 5/1/2030	3,960,000	3,589,249
5.75%, 5/15/2035	15,000,000	15,241,579
3.15%, 5/1/2050	1,900,000	1,183,716
3.25%, 2/15/2051	4,754,000	2,985,197
6.45%, 5/15/2055	12,223,000	12,552,421
CSL Finance plc (Australia) 5.11%, 4/3/2034 (a)	1,370,000	1,347,622
Gilead Sciences, Inc.
1.65%, 10/1/2030	518,000	456,245
4.15%, 3/1/2047	330,000	259,547
		117,983,323
Broadline Retail — 0.3%
Amazon.com, Inc.
4.88%, 3/13/2036	8,510,000	8,089,309
5.30%, 7/9/2036	12,980,000	12,703,179
5.65%, 3/13/2046	1,593,000	1,493,551
5.80%, 3/13/2056	15,356,000	14,164,549
Nordstrom, Inc. 4.38%, 4/1/2030	1,395,000	1,327,340
Wayfair LLC
7.25%, 10/31/2029 (a)	3,435,000	3,548,118
7.75%, 9/15/2030 (a)	175,000	184,207
6.75%, 11/15/2032 (a)	385,000	396,125
7.13%, 5/31/2034 (a)	412,000	427,337
		42,333,715
Building Products — 0.3%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	7,485,000	6,879,858
6.38%, 3/1/2034 (a)	1,270,000	1,257,300
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	7,690,000	7,842,516
Griffon Corp. 5.75%, 3/1/2028	2,295,000	2,297,118
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	3,330,000	3,328,543
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	2,715,000	2,691,234
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	6,026,000	6,101,084
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	5,450,000	5,712,189
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Building Products — continued
Standard Building Solutions, Inc.
6.50%, 8/15/2032 (a)	3,600,000	3,618,951
6.25%, 8/1/2033 (a)	2,849,000	2,827,899
5.88%, 3/15/2034 (a)	611,000	591,462
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	1,145,000	1,140,884
4.38%, 7/15/2030 (a)	4,490,000	4,268,448
		48,557,486
Capital Markets — 2.8%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (c)	400,000	412,171
(SOFR + 1.42%), 4.29%, 6/13/2033 (c)	180,000	171,536
(SOFR + 1.85%), 6.47%, 10/25/2034 (c)	1,760,000	1,874,226
Charles Schwab Corp. (The)
(SOFR + 1.23%), 4.91%, 11/14/2036 (c)	5,575,000	5,303,334
(SOFR + 1.28%), 5.49%, 5/21/2037 (c)	14,380,000	14,175,733
Deutsche Bank AG (Germany)
(SOFR + 1.32%), 2.55%, 1/7/2028 (c)	1,300,000	1,290,323
(SOFR + 1.59%), 5.71%, 2/8/2028 (c)	167,000	167,737
(SOFR + 1.21%), 5.37%, 1/10/2029 (c)	4,550,000	4,579,533
(SOFR + 3.18%), 6.72%, 1/18/2029 (c)	195,000	199,665
5.41%, 5/10/2029	325,000	329,772
(SOFR + 2.51%), 6.82%, 11/20/2029 (c)	825,000	856,554
(SOFR + 1.10%), 4.47%, 12/10/2031 (c)	10,775,000	10,489,557
(SOFR + 1.14%), 4.73%, 2/6/2032 (c)	8,900,000	8,644,816
(SOFR + 2.26%), 3.74%, 1/7/2033 (c)	3,170,000	2,874,224
(SOFR + 3.65%), 7.08%, 2/10/2034 (c)	3,355,000	3,540,804
Goldman Sachs Group, Inc. (The)
3.50%, 11/16/2026	726,000	724,995
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	150,000	148,675
(3-MONTH CME TERM SOFR + 1.77%), 3.69%, 6/5/2028 (c)	1,620,000	1,608,825
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Capital Markets — continued
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (c)	2,205,000	2,169,645
(3-MONTH CME TERM SOFR + 1.56%), 4.22%, 5/1/2029 (c)	1,500,000	1,485,060
(SOFR + 1.77%), 6.48%, 10/24/2029 (c)	4,915,000	5,065,639
Series Z, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.85%, 2/10/2030 (c) (e) (f)	3,341,000	3,423,984
(SOFR + 1.27%), 5.73%, 4/25/2030 (c)	2,045,000	2,078,701
(SOFR + 1.21%), 5.05%, 7/23/2030 (c)	290,000	289,845
(SOFR + 1.14%), 4.69%, 10/23/2030 (c)	1,620,000	1,600,770
(SOFR + 1.08%), 5.21%, 1/28/2031 (c)	12,660,000	12,670,265
(SOFR + 1.06%), 4.37%, 10/21/2031 (c)	9,550,000	9,231,736
(SOFR + 0.96%), 4.52%, 1/21/2032 (c)	15,000,000	14,530,178
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	4,335,000	3,843,763
(SOFR + 1.03%), 4.97%, 6/3/2032 (c)	18,700,000	18,408,804
(SOFR + 1.17%), 5.24%, 7/21/2032 (c)	13,225,000	13,149,091
(SOFR + 1.34%), 5.09%, 4/20/2034 (c)	10,835,000	10,568,753
(SOFR + 1.55%), 5.33%, 7/23/2035 (c)	4,040,000	3,967,479
(SOFR + 1.33%), 4.94%, 10/21/2036 (c)	24,920,000	23,532,512
(SOFR + 1.19%), 5.07%, 1/21/2037 (c)	7,600,000	7,216,282
(SOFR + 1.31%), 5.43%, 6/3/2037 (c)	16,912,000	16,470,179
(SOFR + 1.51%), 3.21%, 4/22/2042 (c)	160,000	115,580
(SOFR + 1.63%), 3.44%, 2/24/2043 (c)	18,000	13,188
(SOFR + 1.82%), 6.22%, 7/21/2057 (c)	2,570,000	2,542,531
Morgan Stanley
(SOFR + 1.00%), 2.48%, 1/21/2028 (c)	914,000	906,711
3.59%, 7/22/2028 (h)	330,000	326,668
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	53

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.73%), 5.12%, 2/1/2029 (c)	260,000	261,432
(SOFR + 1.63%), 5.45%, 7/20/2029 (c)	2,440,000	2,465,165
(SOFR + 1.83%), 6.41%, 11/1/2029 (c)	300,000	309,118
(SOFR + 1.45%), 5.17%, 1/16/2030 (c)	2,070,000	2,079,875
(3-MONTH CME TERM SOFR + 1.89%), 4.43%, 1/23/2030 (c)	1,573,000	1,553,658
(SOFR + 1.22%), 5.04%, 7/19/2030 (c)	3,510,000	3,514,787
(SOFR + 1.10%), 4.65%, 10/18/2030 (c)	13,380,000	13,233,391
(SOFR + 1.11%), 5.23%, 1/15/2031 (c)	5,380,000	5,399,435
(SOFR + 1.51%), 5.19%, 4/17/2031 (c)	14,905,000	14,917,959
(SOFR + 0.95%), 4.49%, 1/16/2032 (c)	16,180,000	15,682,043
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	3,200,000	2,760,453
(SOFR + 1.20%), 4.71%, 3/12/2032 (c)	18,015,000	17,585,244
(SOFRINDX + 1.18%), 4.81%, 4/16/2032 (c)	28,000,000	27,414,157
(SOFRINDX + 1.16%), 5.17%, 7/14/2032 (c)	14,215,000	14,109,041
(SOFR + 1.29%), 2.94%, 1/21/2033 (c)	1,265,000	1,121,350
(SOFR + 1.58%), 5.83%, 4/19/2035 (c)	7,196,000	7,312,035
(SOFR + 1.56%), 5.32%, 7/19/2035 (c)	3,910,000	3,850,283
(SOFR + 1.36%), 2.48%, 9/16/2036 (c)	420,000	360,374
(SOFR + 1.18%), 5.07%, 1/30/2037 (c)	8,431,000	8,037,540
(SOFRINDX + 1.43%), 5.61%, 7/17/2037 (c)	2,175,000	2,153,456
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (c)	3,596,000	3,638,155
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.80%), 5.94%, 2/7/2039 (c)	2,000,000	2,007,215
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Capital Markets — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 5.31%, 1/18/2041 (c)	1,435,000	1,360,654
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	285,000	209,473
S&P Global, Inc.
2.95%, 3/1/2029 (i)	456,000	436,941
3.25%, 12/1/2049	563,000	370,695
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (c) (e) (f)	337,000	344,753
UBS AG (Switzerland) (SOFR + 1.11%), 4.63%, 2/16/2032 (c)	15,000,000	14,699,136
UBS Americas, Inc. (Switzerland) 7.13%, 7/15/2032	53,000	58,168
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.75%, 5/12/2028 (a) (c)	200,000	200,130
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.52%), 5.43%, 2/8/2030 (a) (c)	483,000	487,865
(3-MONTH SOFR + 1.47%), 3.13%, 8/13/2030 (a) (c)	2,350,000	2,226,468
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (c)	8,195,000	8,317,391
(SOFR + 3.73%), 4.19%, 4/1/2031 (a) (c)	10,000,000	9,690,374
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (c) (d) (e) (f)	2,593,000	2,953,316
(SOFR + 1.34%), 5.01%, 3/23/2037 (a) (c)	2,520,000	2,391,658
		404,513,032
Chemicals — 0.4%
Avient Corp.
7.13%, 8/1/2030 (a)	1,545,000	1,570,442
6.25%, 11/1/2031 (a)	1,470,000	1,490,723
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	2,750,000	2,843,276
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	1,300,000	1,298,716
3.38%, 2/15/2029 (a)	950,000	910,909
Braskem Netherlands Finance BV (Brazil) 4.50%, 1/31/2030 (a)	2,500,000	1,372,250
Celanese US Holdings LLC
7.00%, 2/15/2031	4,639,000	4,768,308
7.38%, 7/15/2032 (i)	300,000	314,190
7.38%, 2/15/2034	8,409,000	8,711,253
Chemours Co. (The)
5.75%, 11/15/2028 (a)	1,036,000	1,029,501
7.88%, 3/15/2034 (a)	640,000	626,160
EIDP, Inc. 4.80%, 5/15/2033	320,000	305,372
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	675,000	659,266
INEOS Finance plc (Luxembourg)
6.75%, 5/15/2028 (a)	1,000,000	998,595
7.50%, 4/15/2029 (a)	460,000	457,407
LYB International Finance III LLC 5.88%, 1/15/2036	9,532,000	9,457,286
NOVA Chemicals Corp. (Canada) 8.50%, 11/15/2028 (a)	1,045,000	1,074,694
OCP SA (Morocco) 7.50%, 5/2/2054 (a)	2,658,000	2,756,532
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029	3,420,000	3,361,772
4.38%, 2/1/2032	3,360,000	3,124,210
Sherwin-Williams Co. (The) 4.50%, 6/1/2047	15,000	12,183
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (a)	4,252,000	4,175,070
WR Grace Holdings LLC
6.63%, 8/15/2032 (a)	3,275,000	3,155,335
7.00%, 8/1/2033 (a)	341,000	330,413
		54,803,863
Commercial Services & Supplies — 0.4%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	1,697,000	1,597,864
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	3,360,000	3,236,082
4.88%, 7/15/2032 (a)	1,850,000	1,742,991
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	725,000	714,203
Brink's Co. (The) 6.75%, 6/15/2032 (a)	2,605,000	2,643,030
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Commercial Services & Supplies — continued
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	1,165,000	1,141,181
4.75%, 6/15/2029 (a)	3,965,000	3,873,384
6.75%, 1/15/2031 (a)	2,898,000	2,945,110
JGWB Holdings, Inc.
Class A, 0.00%, 2/15/2030 ‡ (h)	277,334	277,334
Class B, 0.00%, 2/15/2030 ‡ (h)	1,185,749	1,185,749
Jonah
12.00%, 6/1/2029 ‡	26,018,964	26,018,964
12.50%, 3/21/2033 ‡	10,099,000	10,099,000
Madison IAQ LLC 5.88%, 6/30/2029 (a)	45,000	44,900
Williams Scotsman, Inc. 7.38%, 10/1/2031 (a)	3,090,000	3,196,834
Wrangler Holdco Corp. (Canada) 6.63%, 4/1/2032 (a)	4,045,000	4,081,985
		62,798,611
Construction & Engineering — 0.1%
AECOM 6.00%, 8/1/2033 (a)	2,558,000	2,549,297
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (a)	639,510	522,166
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	1,110,000	1,080,419
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (a)	2,523,000	2,521,385
6.38%, 7/15/2034 (a)	1,845,000	1,854,287
Granite Construction, Inc. 6.38%, 6/15/2034 (a)	690,000	695,197
Quanta Services, Inc. 5.25%, 8/9/2034	2,876,000	2,817,998
		12,040,749
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (a)	2,392,000	2,466,946
Consumer Finance — 1.1%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	1,260,000	1,256,289
3.00%, 10/29/2028	4,747,000	4,559,763
3.30%, 1/30/2032	17,640,000	15,917,956
5.00%, 11/15/2035	1,421,000	1,350,644
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.95%, 3/10/2055 (c)	760,000	780,318
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	55

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
Aircastle Ltd. 5.00%, 5/15/2031 (a)	2,530,000	2,486,763
Ally Financial, Inc. 6.70%, 2/14/2033	1,375,000	1,399,626
American Express Co.
1.65%, 11/4/2026	480,000	478,035
5.85%, 11/5/2027	270,000	273,951
(SOFR + 1.44%), 5.02%, 4/25/2031 (c)	4,142,000	4,145,776
Series E, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.12%), 6.45%, 9/15/2031 (c) (e) (f)	5,446,000	5,484,726
(SOFR + 1.79%), 5.67%, 4/25/2036 (c)	1,240,000	1,253,133
Avolon Holdings Funding Ltd. (Ireland)
5.75%, 3/1/2029 (a)	6,680,000	6,766,172
5.75%, 11/15/2029 (a)	12,331,000	12,496,729
5.15%, 1/15/2030 (a)	3,938,000	3,913,781
5.38%, 5/30/2030 (a)	10,000,000	10,007,900
4.90%, 10/10/2030 (a)	10,900,000	10,685,597
4.95%, 10/15/2032 (a)	5,710,000	5,492,038
Capital One Financial Corp. (SOFR + 1.27%), 2.62%, 11/2/2032 (c)	100,000	87,752
Ford Motor Credit Co. LLC
6.80%, 5/12/2028	1,090,000	1,117,718
7.20%, 6/10/2030	550,000	576,343
4.00%, 11/13/2030	2,100,000	1,964,696
5.42%, 4/9/2031	10,555,000	10,407,407
5.75%, 4/6/2033	16,616,000	16,351,725
6.47%, 5/22/2036	9,386,000	9,421,442
General Motors Financial Co., Inc. 5.10%, 9/15/2031	7,835,000	7,756,604
Medallion Financial Corp. Series QIB, 8.25%, 5/1/2031 (a)	13,000,000	12,963,275
OneMain Finance Corp.
3.88%, 9/15/2028	3,965,000	3,842,638
6.63%, 5/15/2029	4,000,000	4,057,936
5.38%, 11/15/2029	1,645,000	1,621,535
Stellantis Financial Services US Corp.
5.40%, 6/15/2029 (a)	4,295,000	4,242,485
5.80%, 6/15/2031 (a)	2,860,000	2,786,085
		165,946,838
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
3.50%, 3/15/2029 (a)	2,290,000	2,176,412
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Consumer Staples Distribution & Retail — continued
4.88%, 2/15/2030 (a)	1,170,000	1,126,787
5.50%, 3/31/2031 (a)	1,451,000	1,405,754
5.63%, 3/31/2032 (a)	4,029,000	3,877,681
5.75%, 3/31/2034 (a)	945,000	888,392
Performance Food Group, Inc.
6.13%, 9/15/2032 (a)	1,688,000	1,691,504
5.63%, 3/1/2034 (a)	1,094,000	1,062,728
Sysco Corp. 5.10%, 9/23/2030	250,000	249,486
		12,478,744
Containers & Packaging — 0.3%
Amcor Flexibles North America, Inc.
5.10%, 3/17/2030	7,210,000	7,226,876
5.13%, 3/12/2036	5,000,000	4,815,741
Ardagh Group SA
9.50%, 12/1/2030 (a)	483,000	504,660
11.00% (Blend (Cash 6.00% + PIK 5.00%)), 12/1/2030 (a) (b)	1,320,581	1,246,994
Ball Corp.
6.00%, 6/15/2029	1,085,000	1,097,130
3.13%, 9/15/2031	685,000	616,107
5.50%, 9/15/2033	1,915,000	1,899,868
Berry Global, Inc. 5.80%, 6/15/2031	15,630,000	16,039,983
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (a)	2,885,000	2,817,076
Graphic Packaging International LLC
4.75%, 7/15/2027 (a)	113,000	112,555
6.38%, 7/15/2032 (a)	2,450,000	2,479,481
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2030 (a)	2,370,000	2,417,333
Packaging Corp. of America
4.05%, 12/15/2049	285,000	213,107
3.05%, 10/1/2051	85,000	52,456
Sonoco Products Co. 3.13%, 5/1/2030	3,495,000	3,253,722
TriMas Corp. 4.13%, 4/15/2029 (a)	1,047,000	1,006,419
		45,799,508
Distributors — 0.1%
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/2028 (a)	2,225,000	2,192,940
3.88%, 11/15/2029 (a)	755,000	717,793
Core & Main LP 6.00%, 7/1/2034 (a)	513,000	511,515
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Distributors — continued
RB Global Holdings, Inc. (Canada) 7.75%, 3/15/2031 (a)	4,147,000	4,285,026
Resideo Funding II LLC 6.50%, 7/15/2032 (a)	1,720,000	1,702,637
		9,409,911
Diversified — 0.1%
Ygrene Frn 8.50%, 7/25/2045 ‡ (a)	13,474,723	13,542,097
Diversified Consumer Services — 0.1%
Service Corp. International
5.13%, 6/1/2029	2,660,000	2,645,442
4.00%, 5/15/2031	1,505,000	1,414,376
5.75%, 10/15/2032	1,450,000	1,449,539
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	2,692,000	2,740,651
		8,250,008
Diversified REITs — 0.0% ^
Simon Property Group LP
2.45%, 9/13/2029	500,000	467,126
3.25%, 9/13/2049	31,000	20,288
WP Carey, Inc.
2.40%, 2/1/2031	700,000	622,456
2.25%, 4/1/2033	145,000	119,323
		1,229,193
Diversified Telecommunication Services — 1.6%
APLD ComputeCo 2 LLC 6.75%, 3/15/2031 (a)	2,140,000	2,055,945
AT&T, Inc.
1.65%, 2/1/2028	450,000	431,541
4.90%, 11/1/2035	20,317,000	19,177,579
5.13%, 4/30/2036	9,185,000	8,749,374
5.25%, 10/30/2036	7,075,000	6,762,377
3.50%, 6/1/2041	260,000	192,767
3.65%, 6/1/2051	1,015,000	651,118
3.50%, 9/15/2053	1,990,000	1,214,313
5.70%, 11/1/2054	6,075,000	5,313,996
3.55%, 9/15/2055	18,170,000	11,014,496
6.00%, 4/30/2056	5,000,000	4,552,826
6.05%, 8/15/2056	5,000,000	4,594,775
6.20%, 10/30/2056	11,545,000	10,839,276
CCO Holdings LLC
4.75%, 3/1/2030 (a)	12,924,000	12,256,430
4.50%, 8/15/2030 (a)	10,259,000	9,548,112
4.25%, 2/1/2031 (a)	11,125,000	10,033,486
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Diversified Telecommunication Services — continued
4.75%, 2/1/2032 (a)	10,285,000	9,216,976
7.00%, 2/1/2033 (a)	610,000	595,582
Cipher Compute LLC 7.13%, 11/15/2030 (a)	3,409,000	3,451,249
Comcast Corp.
2.65%, 2/1/2030	2,230,000	2,062,171
4.25%, 10/15/2030	1,344,000	1,299,763
1.95%, 1/15/2031	7,000,000	6,125,735
1.50%, 2/15/2031	450,000	385,341
5.30%, 6/1/2034	540,000	531,075
3.90%, 3/1/2038	515,000	421,392
3.25%, 11/1/2039	813,000	593,496
4.05%, 11/1/2052	500,000	333,826
5.35%, 5/15/2053	7,585,000	6,241,617
2.94%, 11/1/2056	12,319,000	6,295,457
2.99%, 11/1/2063	2,200,000	1,069,378
Edged Compute LLC 7.50%, 4/30/2031 (a)	1,135,000	1,076,692
ELK Grove Village Property LLC 7.50%, 6/15/2031 (a)	249,000	239,766
Fibercop SpA (Italy) 7.72%, 6/4/2038 (a)	1,000,000	1,040,548
Flash Compute LLC 7.25%, 12/31/2030 (a)	2,088,000	2,098,828
Galaxy Helios Data Centers II LLC 9.88%, 8/1/2031 (a)	1,640,000	1,624,301
Level 3 Financing, Inc.
6.88%, 6/30/2033 (a)	5,105,000	5,189,595
7.00%, 3/31/2034 (a)	1,500,000	1,534,324
Meridian Arc Holdco LLC 6.25%, 4/30/2031 (a)	7,077,000	6,728,398
PR RNO Property Owner 1 LLC 6.50%, 5/1/2031 (a)	5,458,000	5,059,392
RD Michigan Property Owner I LLC 7.50%, 3/30/2045 (a)	13,961,000	13,310,099
Space Exploration Technologies Corp.
5.35%, 7/15/2031 (a)	9,320,000	9,109,833
5.65%, 7/15/2033 (a)	10,265,000	9,903,030
5.88%, 7/15/2036 (a)	4,669,000	4,400,387
Sprint Capital Corp. 6.88%, 11/15/2028	258,000	268,864
Stingray Compute LLC 6.00%, 6/15/2031 (a)	1,690,000	1,645,587
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	57

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
Verizon Communications, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.04%), 6.20%, 5/14/2056 (c)	3,336,000	3,219,195
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.81%), 6.05%, 5/14/2058 (c)	15,528,000	15,159,628
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.60%, 2/15/2059 (c)	3,300,000	3,301,651
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	580,000	537,374
WULF Compute LLC 7.75%, 10/15/2030 (a)	6,012,000	6,247,075
Yondr JK 1 LLC 6.88%, 6/30/2031 (a)	520,000	487,175
		238,193,211
Electric Utilities — 2.3%
Alabama Power Co.
3.05%, 3/15/2032	200,000	180,802
5.85%, 11/15/2033	275,000	283,823
3.13%, 7/15/2051	2,595,000	1,622,255
Alliant Energy Finance LLC 5.40%, 6/6/2027 (a)	330,000	331,841
Baltimore Gas and Electric Co.
3.20%, 9/15/2049	295,000	188,689
2.90%, 6/15/2050	550,000	329,568
Comision Ejecutiva Hidroelectrica del Rio Lempa (El Salvador) 8.65%, 1/24/2033 (a)	1,078,000	1,160,424
Comision Federal de Electricidad (Mexico)
6.45%, 1/24/2035 (g)	1,000,000	986,660
6.50%, 1/28/2051 (a)	928,000	893,200
Connecticut Light and Power Co. (The) 4.00%, 4/1/2048	46,000	35,038
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	771,000	774,666
DTE Electric Co.
5.20%, 3/1/2034	500,000	498,341
Series B, 3.25%, 4/1/2051	2,000,000	1,298,626
Series B, 3.65%, 3/1/2052	50,000	34,607
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2037	400,000	417,040
Duke Energy Carolinas LLC 3.20%, 8/15/2049	634,000	411,766
Duke Energy Corp. 5.80%, 6/15/2054	550,000	510,111
Duke Energy Florida LLC
5.88%, 11/15/2033	230,000	237,967
6.20%, 11/15/2053	1,740,000	1,767,391
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	125,000	81,492
2.75%, 4/1/2050	395,000	231,008
5.40%, 4/1/2053	2,770,000	2,493,921
Duke Energy Ohio, Inc. 5.25%, 4/1/2033	624,000	622,745
Duke Energy Progress LLC 5.55%, 3/15/2055	3,232,000	2,983,769
Duquesne Light Holdings, Inc. 2.53%, 10/1/2030 (a)	148,000	132,550
Edison International
5.25%, 11/15/2028	100,000	99,434
5.45%, 6/15/2029	278,000	277,844
6.95%, 11/15/2029	245,000	252,998
Electricite de France SA (France)
6.90%, 5/23/2053 (a)	316,000	326,885
6.13%, 4/22/2056 (a)	5,000,000	4,701,169
Emera US Finance LP (Canada) 2.64%, 6/15/2031	1,570,000	1,397,800
ENEL Finance International NV (Italy)
5.13%, 6/26/2029 (a)	1,085,000	1,091,843
5.50%, 6/26/2034 (a)	13,260,000	13,184,352
5.00%, 9/30/2035 (a)	6,485,000	6,162,680
5.38%, 7/13/2036 (a)	7,165,000	6,940,091
5.75%, 9/30/2055 (a)	2,700,000	2,453,360
Entergy Arkansas LLC
4.00%, 6/1/2028	13,000	12,870
2.65%, 6/15/2051	274,000	153,716
Entergy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (c)	9,544,000	9,811,910
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.18%), 5.88%, 6/15/2056 (c)	4,013,000	3,951,690
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 6.50%, 12/15/2056 (c)	1,249,000	1,246,345
Entergy Louisiana LLC
2.40%, 10/1/2026	69,000	68,898
1.60%, 12/15/2030	500,000	435,518
2.90%, 3/15/2051	823,000	488,607
5.70%, 3/15/2054	1,230,000	1,154,212
Entergy Mississippi LLC
5.00%, 9/1/2033	535,000	524,592
3.50%, 6/1/2051	20,000	13,349
5.85%, 6/1/2054	5,715,000	5,428,801
Entergy Texas Restoration Funding LLC Series A-2, 3.70%, 12/15/2035	215,000	199,804
Entergy Texas, Inc.
1.75%, 3/15/2031	535,000	464,390
3.55%, 9/30/2049	2,000,000	1,365,291
Evergy Kansas Central, Inc. 4.13%, 3/1/2042	240,000	198,304
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	1,570,000	1,560,423
FirstEnergy Corp. Series B, 3.90%, 7/15/2027 (i)	2,330,000	2,317,824
FirstEnergy Transmission LLC 2.87%, 9/15/2028 (a)	965,000	927,582
Florida Power & Light Co.
3.70%, 12/1/2047	60,000	43,341
5.30%, 4/1/2053	390,000	349,250
5.70%, 3/15/2055	2,350,000	2,228,538
Generadora de Gatun SA (Panama) 6.87%, 9/30/2044 (a)	2,154,000	2,174,032
Georgia Power Co. 5.25%, 3/15/2034	3,515,000	3,501,707
ITC Holdings Corp.
4.95%, 9/22/2027 (a)	432,000	433,198
2.95%, 5/14/2030 (a)	2,577,000	2,387,134
5.40%, 6/1/2033 (a)	300,000	298,449
5.65%, 5/9/2034 (a)	7,615,000	7,632,123
5.50%, 4/15/2036 (a)	3,000,000	2,953,721
Jersey Central Power & Light Co. 2.75%, 3/1/2032 (a)	8,920,000	7,848,912
MidAmerican Energy Co.
3.65%, 4/15/2029	46,000	44,774
5.85%, 9/15/2054	110,000	106,175
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	430,000	425,513
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	240,000	197,006
Monongahela Power Co. 5.85%, 2/15/2034 (a)	210,000	215,599
Nevada Power Co. 6.00%, 3/15/2054	600,000	583,075
NextEra Energy Capital Holdings, Inc.
5.00%, 7/15/2032	60,000	59,324
5.25%, 2/28/2053	80,000	68,823
5.55%, 3/15/2054	5,000,000	4,474,950
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (c)	3,438,000	3,518,466
5.90%, 3/15/2055	3,780,000	3,549,848
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (c)	4,729,000	4,754,598
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 8/15/2055 (c)	3,835,000	3,854,639
NRG Energy, Inc.
2.45%, 12/2/2027 (a)	60,000	58,259
3.38%, 2/15/2029 (a)	1,785,000	1,701,728
5.25%, 6/15/2029 (a)	5,605,000	5,565,169
4.73%, 10/15/2030 (a)	670,000	653,002
6.00%, 2/1/2033 (a)	4,725,000	4,703,042
5.75%, 1/15/2034 (a)	4,547,000	4,426,170
5.88%, 5/15/2034 (a)	1,065,000	1,038,409
5.41%, 10/15/2035 (a)	7,539,000	7,200,157
6.00%, 1/15/2036 (a)	1,770,000	1,721,418
6.13%, 5/15/2036 (a)	241,000	236,132
Ohio Power Co. Series R, 2.90%, 10/1/2051	5,225,000	3,048,464
Oncor Electric Delivery Co. LLC
3.10%, 9/15/2049	290,000	182,090
4.95%, 9/15/2052	400,000	338,897
Pacific Gas and Electric Co.
5.00%, 6/4/2028	1,559,000	1,563,287
4.65%, 8/1/2028	2,200,000	2,193,281
6.10%, 1/15/2029	605,000	618,953
5.05%, 10/15/2032	4,040,000	3,944,613
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	59

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
6.40%, 6/15/2033	15,860,000	16,445,655
5.70%, 3/1/2035	9,460,000	9,328,250
5.60%, 8/15/2036	10,000,000	9,720,946
4.20%, 6/1/2041	30,000	23,598
3.75%, 8/15/2042 (i)	3,165,000	2,299,189
5.90%, 10/1/2054	2,000,000	1,801,027
Palomino Funding Trust I 7.23%, 5/17/2028 (a)	2,100,000	2,165,981
PG&E Corp.
5.00%, 7/1/2028	1,206,000	1,187,910
5.25%, 7/1/2030	985,000	958,455
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (c)	2,910,000	2,924,597
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	965,000	941,759
Series A-3, 5.54%, 7/15/2047	185,000	176,642
Series A-3, 5.53%, 6/1/2049	1,145,000	1,097,554
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	25,000	23,481
Series A-4, 5.21%, 12/1/2047	40,000	36,719
Series A-5, 5.10%, 6/1/2052	70,000	61,558
Public Service Co. of Colorado Series 47, 6.20%, 8/15/2056	4,080,000	4,072,873
Public Service Co. of Oklahoma
5.25%, 1/15/2033	155,000	153,876
Series G, 6.63%, 11/15/2037	725,000	756,191
Series K, 3.15%, 8/15/2051	150,000	94,024
Public Service Electric and Gas Co. 4.65%, 3/15/2033	520,000	505,886
RWE Finance US LLC (Germany) 5.88%, 4/16/2034 (a)	660,000	668,468
SCE Recovery Funding LLC Series A-1, 4.70%, 6/15/2040	42,851	41,111
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	43,967	43,443
Series A2, 5.17%, 5/15/2041	49,000	46,983
Southern California Edison Co.
5.30%, 3/1/2028	719,000	723,720
5.65%, 10/1/2028	600,000	608,485
5.25%, 3/15/2030	7,950,000	7,946,632
Series G, 2.50%, 6/1/2031	775,000	684,391
5.45%, 6/1/2031	10,530,000	10,542,611
5.95%, 11/1/2032	2,000,000	2,044,040
5.20%, 6/1/2034	6,190,000	5,986,192
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
5.45%, 3/1/2035	10,971,000	10,677,261
Series C, 4.13%, 3/1/2048	238,000	170,630
Series 20A, 2.95%, 2/1/2051	430,000	244,818
5.70%, 3/1/2053	1,430,000	1,262,679
5.88%, 12/1/2053	1,967,000	1,767,840
5.75%, 4/15/2054	390,000	344,762
Southern Co. (The)
5.50%, 3/15/2029	390,000	396,171
5.20%, 6/15/2033	109,000	107,761
Southwestern Electric Power Co. 3.25%, 11/1/2051	210,000	132,196
Southwestern Public Service Co. 4.50%, 8/15/2041	74,000	64,151
Trinidad Generation UnLtd (Trinidad And Tobago) 7.75%, 6/16/2033 (a)	1,797,000	1,887,784
Tucson Electric Power Co.
1.50%, 8/1/2030	448,000	392,618
5.50%, 4/15/2053	54,000	49,586
Union Electric Co.
5.20%, 4/1/2034	400,000	397,367
5.45%, 3/15/2053	555,000	508,625
5.25%, 1/15/2054	1,450,000	1,282,907
5.13%, 3/15/2055	1,365,000	1,190,481
Virginia Electric and Power Co.
5.65%, 8/15/2036	4,080,000	4,087,097
5.70%, 8/15/2053	730,000	681,062
Vistra Operations Co. LLC
5.05%, 12/30/2026 (a)	3,115,000	3,121,224
5.00%, 7/31/2027 (a)	560,000	559,500
4.30%, 10/15/2028 (a)	13,331,000	13,120,802
4.30%, 7/15/2029 (a)	3,000,000	2,924,299
4.60%, 10/15/2030 (a)	374,000	363,083
4.70%, 1/31/2031 (a)	3,255,000	3,158,262
7.75%, 10/15/2031 (a)	6,655,000	6,930,936
6.00%, 4/15/2034 (a)	5,943,000	5,966,790
5.70%, 12/30/2034 (a)	5,370,000	5,295,783
5.35%, 1/31/2036 (a)	2,285,000	2,182,475
VoltaGrid LLC 7.38%, 11/1/2030 (a)	1,180,000	1,187,531
Wisconsin Public Service Corp. 4.75%, 11/1/2044	69,000	59,773
		331,245,649
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electrical Equipment — 0.2%
Eaton Corp.
4.50%, 3/6/2033	5,000,000	4,815,700
4.15%, 3/15/2033	400,000	380,028
4.80%, 3/6/2036	14,855,000	14,198,772
EnerSys
4.38%, 12/15/2027 (a)	630,000	625,592
6.63%, 1/15/2032 (a)	540,000	548,864
Sensata Technologies BV 5.88%, 9/1/2030 (a)	655,000	659,240
Solaris Energy Infrastructure LLC 6.38%, 5/15/2031 (a)	1,459,000	1,448,474
		22,676,670
Electronic Equipment, Instruments & Components — 0.1%
Coherent Corp. 5.00%, 12/15/2029 (a)	2,460,000	2,427,732
Ingram Micro, Inc. 4.75%, 5/15/2029 (a)	4,180,000	4,092,616
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	1,350,000	1,370,066
Sensata Technologies, Inc.
4.38%, 2/15/2030 (a)	590,000	569,796
3.75%, 2/15/2031 (a)	1,550,000	1,445,176
6.63%, 7/15/2032 (a)	4,410,000	4,515,615
		14,421,001
Energy Equipment & Services — 0.3%
Archrock Partners LP 6.63%, 9/1/2032 (a)	2,640,000	2,688,655
Archrock Services LP 6.00%, 2/1/2034 (a)	2,144,000	2,108,742
Baker Hughes Holdings LLC
2.06%, 12/15/2026	400,000	397,529
5.00%, 6/15/2036	21,550,000	20,697,331
4.08%, 12/15/2047	350,000	268,660
5.85%, 6/15/2056	2,175,000	2,077,884
Kodiak Gas Services LLC
5.88%, 4/1/2031 (a)	440,000	438,721
6.50%, 10/1/2033 (a)	2,702,000	2,728,066
Noble Finance II LLC
8.00%, 4/15/2030 (a)	1,139,000	1,177,698
6.25%, 6/15/2034 (a)	761,000	746,925
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	214,000	211,320
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Energy Equipment & Services — continued
Valaris Ltd. 8.38%, 4/30/2030 (a)	1,965,000	2,043,205
Yinson Boronia Production BV (Brazil) 8.95%, 7/31/2042 (a)	1,440,180	1,587,798
		37,172,534
Entertainment — 0.1%
Cinemark USA, Inc.
5.25%, 7/15/2028 (a)	1,060,000	1,056,025
7.00%, 8/1/2032 (a)	1,460,000	1,503,145
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a)	2,080,000	2,082,552
4.75%, 10/15/2027 (a)	2,740,000	2,725,790
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	115,000	114,502
5.60%, 6/12/2034	2,459,000	2,473,829
		9,955,843
Financial Services — 1.4%
BCAP LLC (United Kingdom) 0.00%, 9/19/2027 ‡	20,023,391	20,047,419
BCAP LLC Trust 0.00%, 9/17/2027 ‡	10,011,695	10,023,709
BG Beta I Ltd. (Cayman Islands) 0.00%, 7/16/2054 ‡ (h)	7,317,660	7,128,133
Block, Inc.
5.63%, 8/15/2030 (a)	368,000	368,537
6.50%, 5/15/2032	5,584,000	5,669,510
6.00%, 8/15/2033 (a)	324,000	323,411
CFIN 2022-RTL1 Issuer LLC
Class A, 0.00%, 8/17/2027 ‡	7,943,321	7,933,392
Class B-1, 0.00%, 8/17/2027 ‡	16,550,764	16,530,075
Commercial Credit, Inc. Series QIB, 8.75%, 8/30/2030 (a)	7,000,000	7,013,276
Equify Financial LLC Series QIB, 9.13%, 12/15/2030 (a)	26,000,000	25,922,650
Fiserv, Inc. 5.35%, 3/15/2031	300,000	298,911
Gemini 10.50%, 2/20/2029 ‡	9,000,000	9,000,000
Global Payments, Inc.
3.20%, 8/15/2029	72,000	68,020
4.88%, 11/15/2030	17,985,000	17,503,582
5.55%, 11/15/2035	1,945,000	1,857,118
Goodleap LLC Class B, 0.00%, 7/15/2042 ‡	19,453,184	20,377,210
Nationwide Building Society (United Kingdom) 5.13%, 7/29/2029 (a)	771,000	775,807
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	1,907,000	2,018,514
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	61

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
NGF Holdings LLC 9.63%, 12/23/2029	18,000,000	18,079,650
NTT Finance Corp. (Japan) 5.14%, 7/2/2031 (a)	11,000,000	10,933,105
Rocket Cos., Inc.
6.13%, 8/1/2030 (a)	2,494,000	2,527,175
7.13%, 2/1/2032 (a)	1,055,000	1,089,517
6.38%, 8/1/2033 (a)	3,976,000	4,027,096
Rocket Mortgage LLC 3.63%, 3/1/2029 (a)	1,765,000	1,701,006
Shell International Finance BV
2.88%, 11/26/2041	620,000	439,088
3.63%, 8/21/2042	200,000	155,231
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	6,076,000	6,001,537
Siemens Financieringsmaatschappij NV (Germany) 3.30%, 9/15/2046 (a)	350,000	245,132
STReAM 2008 BV (Netherlands) 0.00%, 2/15/2030 ‡	3,963,589	4,062,678
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	4,837,417	4,837,417
		206,957,906
Food Products — 0.7%
Bunge Ltd. Finance Corp.
3.20%, 4/21/2031	5,805,000	5,358,369
2.75%, 5/14/2031	385,000	347,801
Darling Ingredients, Inc.
5.25%, 4/15/2027 (a)	80,000	79,939
6.00%, 6/15/2030 (a)	1,730,000	1,739,179
Grupo Nutresa SA (Colombia) 9.00%, 5/12/2035 (a)	1,250,000	1,383,625
JBS NV
3.75%, 12/1/2031	305,000	282,192
3.63%, 1/15/2032	8,045,000	7,390,484
3.00%, 5/15/2032	910,000	801,488
5.95%, 4/20/2035	2,619,000	2,648,828
5.63%, 3/10/2037 (a)	18,475,000	17,953,913
6.50%, 12/1/2052	2,360,000	2,287,476
6.38%, 4/15/2066	520,000	487,691
Lamb Weston Holdings, Inc.
4.13%, 1/31/2030 (a)	1,960,000	1,878,426
4.38%, 1/31/2032 (a)	385,000	362,185
Mars, Inc.
4.80%, 3/1/2030 (a)	18,370,000	18,276,775
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Food Products — continued
5.00%, 3/1/2032 (a)	18,010,000	17,887,696
5.20%, 3/1/2035 (a)	19,575,000	19,290,125
5.65%, 5/1/2045 (a)	1,030,000	987,879
Post Holdings, Inc. 6.25%, 2/15/2032 (a)	3,603,000	3,633,162
		103,077,233
Gas Utilities — 0.1%
AmeriGas Partners LP 6.88%, 6/1/2031 (a)	768,000	767,521
Atmos Energy Corp.
5.50%, 6/15/2041	52,000	51,064
5.75%, 10/15/2052	185,000	178,303
5.00%, 12/15/2054	1,048,000	900,478
Boston Gas Co. 3.00%, 8/1/2029 (a)	37,000	34,973
Piedmont Natural Gas Co., Inc.
3.35%, 6/1/2050	768,000	500,570
5.05%, 5/15/2052	5,100,000	4,410,359
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	393,000	363,850
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	1,415,000	1,372,858
		8,579,976
Ground Transportation — 0.3%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	711,000	711,000
4.75%, 4/1/2028 (a)	170,000	168,058
5.38%, 3/1/2029 (a)	1,625,000	1,596,862
8.00%, 2/15/2031 (a)	1,485,000	1,505,122
Burlington Northern Santa Fe LLC
6.15%, 5/1/2037	250,000	265,776
3.55%, 2/15/2050	708,000	492,423
5.20%, 4/15/2054	2,850,000	2,539,501
5.50%, 3/15/2055	6,280,000	5,837,518
Canadian Pacific Railway Co. (Canada)
2.88%, 11/15/2029	1,125,000	1,058,446
3.10%, 12/2/2051	601,000	374,931
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (a)	1,040,000	1,047,692
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	358,000	346,530
Penske Truck Leasing Co. LP 5.25%, 7/1/2029 (a)	1,200,000	1,206,252
SMBC Aviation Capital Finance DAC (Ireland)
5.30%, 4/3/2029 (a)	980,000	986,713
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — continued
5.20%, 7/23/2031 (a)	1,459,000	1,449,888
5.70%, 7/23/2036 (a)	1,135,000	1,121,220
Uber Technologies, Inc.
4.80%, 9/15/2034	6,785,000	6,486,798
4.80%, 9/15/2035	1,577,000	1,493,403
5.35%, 9/15/2054	3,270,000	2,893,166
XPO, Inc.
6.25%, 6/1/2028 (a)	355,000	357,576
7.13%, 6/1/2031 (a)	5,335,000	5,493,946
		37,432,821
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories 4.65%, 3/15/2036	10,843,000	10,269,591
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	3,076,000	3,050,201
Bausch + Lomb Corp. 8.38%, 10/1/2028 (a)	1,286,000	1,319,153
Medline Borrower LP
3.88%, 4/1/2029 (a)	3,000,000	2,904,958
6.25%, 4/1/2029 (a)	680,000	690,860
5.25%, 10/1/2029 (a)	2,865,000	2,848,506
Solventum Corp. 5.60%, 3/23/2034	12,860,000	12,912,635
		33,995,904
Health Care Providers & Services — 0.9%
Accendra Health, Inc.
9.00%, 6/15/2032 (a)	1,790,679	1,517,994
9.75%, 6/15/2033 (a)	527,886	240,188
Adapthealth LLC 4.63%, 8/1/2029 (a)	775,000	731,974
Aetna, Inc. 4.75%, 3/15/2044	200,000	166,864
Cencora, Inc.
4.60%, 2/13/2033	10,490,000	10,126,417
5.13%, 2/15/2034	770,000	757,396
4.90%, 2/13/2036	4,815,000	4,591,934
Cigna Group (The)
2.38%, 3/15/2031	135,000	120,529
5.13%, 5/15/2031	470,000	471,883
DaVita, Inc. 4.63%, 6/1/2030 (a)	2,115,000	2,043,717
Encompass Health Corp.
4.75%, 2/1/2030	2,640,000	2,601,585
4.63%, 4/1/2031	540,000	522,282
HCA, Inc.
4.50%, 2/15/2027	580,000	580,092
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Health Care Providers & Services — continued
5.63%, 9/1/2028	3,750,000	3,796,056
3.50%, 9/1/2030	4,512,000	4,256,269
4.30%, 11/15/2030	2,908,000	2,820,173
2.38%, 7/15/2031	8,130,000	7,148,199
4.60%, 11/15/2032	13,966,000	13,402,233
5.00%, 5/15/2033	10,000,000	9,741,983
5.60%, 4/1/2034	4,410,000	4,427,999
4.90%, 11/15/2035	3,117,000	2,947,816
5.25%, 6/15/2049	2,130,000	1,830,111
3.50%, 7/15/2051	30,000	19,276
4.63%, 3/15/2052	3,781,000	2,929,488
5.90%, 6/1/2053	885,000	821,362
6.00%, 4/1/2054	4,590,000	4,329,087
Quest Diagnostics, Inc.
4.63%, 12/15/2029	800,000	794,086
2.95%, 6/30/2030	55,000	51,137
6.40%, 11/30/2033	580,000	616,393
5.00%, 12/15/2034	793,000	771,532
Tenet Healthcare Corp.
4.63%, 6/15/2028	1,815,000	1,800,035
4.25%, 6/1/2029	7,103,000	6,919,005
4.38%, 1/15/2030	2,165,000	2,095,968
6.13%, 6/15/2030	5,480,000	5,517,713
6.75%, 5/15/2031	3,090,000	3,155,409
Triad Holdings III LLC 0.00%, 4/1/2052 ‡	15,584,248	15,740,090
UnitedHealth Group, Inc.
5.70%, 10/15/2040	800,000	798,579
4.63%, 11/15/2041	232,000	202,441
3.25%, 5/15/2051	485,000	310,762
5.88%, 2/15/2053	395,000	379,596
5.38%, 4/15/2054	2,351,000	2,100,047
		124,195,700
Health Care REITs — 0.0% ^
Alexandria Real Estate Equities, Inc.
3.38%, 8/15/2031	450,000	409,939
1.88%, 2/1/2033	317,000	254,044
Healthpeak OP LLC
2.13%, 12/1/2028	64,000	60,336
3.00%, 1/15/2030	87,000	81,488
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	63

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care REITs — continued
Sabra Health Care LP 3.20%, 12/1/2031	120,000	107,629
Ventas Realty LP 5.00%, 1/15/2035	1,000,000	963,146
		1,876,582
Health Care Technology — 0.1%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	400,000	399,985
5.00%, 5/15/2027 (a)	200,000	199,968
6.25%, 6/1/2032 (a)	12,206,000	12,427,045
		13,026,998
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP
7.25%, 7/15/2028 (a)	2,175,000	2,213,187
6.50%, 4/1/2032 (a)	5,555,000	5,656,301
6.50%, 6/15/2033 (a)	2,610,000	2,662,163
5.75%, 3/15/2034 (a)	428,000	421,769
6.25%, 2/15/2035 (a)	317,000	318,746
		11,272,166
Hotels, Restaurants & Leisure — 0.6%
Acushnet Co. 5.63%, 12/1/2033 (a)	740,000	726,570
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	2,202,000	2,162,555
Caesars Entertainment, Inc.
7.00%, 2/15/2030 (a)	3,220,000	3,238,889
6.50%, 2/15/2032 (a)	6,353,000	6,140,886
Carnival Corp. Ltd.
5.75%, 8/1/2032 (a)	3,646,000	3,608,175
6.13%, 2/15/2033 (a)	8,540,000	8,560,692
Churchill Downs, Inc. 6.75%, 5/1/2031 (a)	2,075,000	2,105,561
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/2029 (a)	625,000	602,158
4.88%, 1/15/2030	2,440,000	2,414,767
5.50%, 9/15/2031 (a)	687,000	684,337
5.88%, 3/15/2033 (a)	4,814,000	4,827,840
5.75%, 9/15/2033 (a)	4,422,000	4,418,109
5.50%, 3/31/2034 (a)	2,029,000	1,997,398
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	1,005,000	1,005,036
MGM Resorts International
4.75%, 10/15/2028	1,235,000	1,227,067
6.13%, 9/15/2029	3,110,000	3,148,110
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Hotels, Restaurants & Leisure — continued
6.50%, 4/15/2032	1,555,000	1,552,724
NCL Corp. Ltd. 5.88%, 1/15/2031 (a)	725,000	695,319
Pioneer Opco LLC 7.00%, 5/15/2033 (a)	500,000	508,699
Rivers Enterprise Borrower LLC 6.25%, 10/15/2030 (a)	885,000	896,363
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	2,655,000	2,658,993
6.25%, 3/15/2032 (a)	1,205,000	1,222,000
6.00%, 2/1/2033 (a)	3,149,000	3,168,101
Six Flags Entertainment Corp.
6.50%, 10/1/2028	1,013,000	1,013,487
5.25%, 7/15/2029	2,225,000	2,156,094
7.25%, 5/15/2031 (a)	2,375,000	2,346,537
6.63%, 5/1/2032 (a)	2,991,000	3,031,770
Starbucks Corp. 3.35%, 3/12/2050	5,000	3,266
Station Casinos LLC 4.50%, 2/15/2028 (a)	3,115,000	3,083,364
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	4,843,000	4,912,226
Viking Cruises Ltd. 5.88%, 10/15/2033 (a)	7,335,000	7,259,664
Wynn Las Vegas LLC 5.25%, 5/15/2027 (a)	570,000	570,261
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	5,240,000	5,216,932
7.13%, 2/15/2031 (a)	2,625,000	2,756,008
6.25%, 3/15/2033 (a)	3,952,000	3,952,391
		93,872,349
Household Durables — 0.3%
Installed Building Products, Inc. 5.63%, 2/1/2034 (a)	268,000	261,244
Newell Brands, Inc.
8.50%, 6/1/2028 (a)	930,000	969,555
6.63%, 9/15/2029	2,525,000	2,575,959
6.63%, 5/15/2032	3,675,000	3,759,459
7.37%, 4/1/2036 (i)	410,000	413,305
ResiBuilt 7.35%, 7/7/2032 ‡ (a)	37,136,170	37,136,170
Somnigroup International, Inc. 4.00%, 4/15/2029 (a)	5,260,000	5,063,558
		50,179,250
Household Products — 0.0% ^
Central Garden & Pet Co.
5.13%, 2/1/2028	155,000	154,973
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Household Products — continued
4.13%, 10/15/2030	2,695,000	2,555,175
4.13%, 4/30/2031 (a)	250,000	234,941
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	975,000	964,654
4.38%, 3/31/2029 (a)	540,000	523,729
		4,433,472
Independent Power and Renewable Electricity Producers — 0.2%
Constellation Energy Generation LLC
4.63%, 2/1/2029	4,280,000	4,234,746
5.00%, 2/1/2031	343,000	339,718
4.80%, 1/15/2032	10,000,000	9,792,261
6.25%, 10/1/2039	585,000	596,387
5.75%, 10/1/2041	1,120,000	1,095,833
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico) 7.25%, 1/31/2041 (a)	1,484,535	1,483,607
Saavi Energia SARL (Mexico) 8.88%, 2/10/2035 (a)	1,883,000	2,068,570
Talen Energy Supply LLC
6.13%, 5/1/2031 (a)	1,703,000	1,699,042
6.38%, 5/1/2033 (a)	2,782,000	2,747,280
6.25%, 2/1/2034 (a)	630,000	618,698
		24,676,142
Industrial REITs — 0.0% ^
Prologis LP
1.75%, 7/1/2030	149,000	132,561
4.75%, 6/15/2033	640,000	623,431
5.25%, 3/15/2054	596,000	536,222
		1,292,214
Insurance — 0.2%
Allianz SE (Germany) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (a) (c)	1,800,000	1,760,805
Aon Corp. 5.35%, 2/28/2033	165,000	164,657
Aon North America, Inc. 5.75%, 3/1/2054	350,000	322,738
Asurion LLC 8.00%, 12/31/2032 (a)	1,922,000	1,912,042
Berkshire Hathaway Finance Corp.
2.50%, 1/15/2051	200,000	111,564
3.85%, 3/15/2052	715,000	513,919
Corebridge Global Funding 4.90%, 8/21/2032 (a)	1,473,000	1,431,625
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Insurance — continued
Guardian Life Global Funding
5.74%, 10/2/2028 (a)	500,000	509,577
4.18%, 9/26/2029 (a)	490,000	479,818
HUB International Ltd. 7.25%, 6/15/2030 (a)	1,100,000	1,132,553
MetLife, Inc.
5.00%, 7/15/2052	350,000	300,519
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.82%), 5.85%, 3/15/2056 (c)	1,395,000	1,351,982
Metropolitan Life Global Funding I
2.40%, 1/11/2032 (a)	5,200,000	4,547,218
5.15%, 3/28/2033 (a)	880,000	873,207
New York Life Global Funding 3.00%, 1/10/2028 (a)	51,000	49,947
New York Life Insurance Co.
5.88%, 5/15/2033 (a)	2,919,000	2,977,704
4.45%, 5/15/2069 (a)	50,000	36,453
Pine Street Trust III 6.22%, 5/15/2054 (a)	450,000	433,626
Principal Financial Group, Inc. 4.11%, 2/15/2028 (a)	641,000	635,072
Principal Life Global Funding II 5.10%, 1/25/2029 (a)	400,000	401,529
Protective Life Global Funding 5.47%, 12/8/2028 (a)	543,000	549,496
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (a)	800,000	616,667
6.05%, 6/15/2056 (a)	7,515,000	7,240,773
		28,353,491
Interactive Media & Services — 0.2%
Meta Platforms, Inc.
5.50%, 11/15/2045	12,420,000	10,778,095
5.60%, 5/15/2053	2,355,000	1,979,099
5.40%, 8/15/2054	1,852,000	1,501,378
5.63%, 11/15/2055	11,802,000	9,836,567
Snap, Inc. 6.88%, 3/1/2033 (a)	1,558,000	1,527,785
		25,622,924
IT Services — 0.2%
Arches Buyer, Inc. 9.00%, 8/15/2031 (a)	842,000	878,765
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	65

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
IT Services — continued
Beignet Investor LLC 6.58%, 5/30/2049 (a)	22,016,000	21,091,549
CGI, Inc. (Canada) 1.45%, 9/14/2026	170,000	169,794
		22,140,108
Life Sciences Tools & Services — 0.0% ^
Charles River Laboratories International, Inc. 4.00%, 3/15/2031 (a)	2,655,000	2,498,489
Machinery — 0.0% ^
Esab Corp.
6.25%, 4/15/2029 (a)	962,000	973,093
5.63%, 4/1/2031 (a)	764,000	757,102
Terex Corp.
5.00%, 5/15/2029 (a)	615,000	609,854
6.25%, 10/15/2032 (a)	3,336,000	3,366,998
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	765,000	781,917
		6,488,964
Marine Transportation — 0.0% ^
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (a)	1,075,360	1,087,705
Yinson Bergenia Production BV (Brazil) 8.50%, 1/31/2045 (a)	2,040,461	2,176,916
		3,264,621
Media — 0.9%
Charter Communications Operating LLC
2.25%, 1/15/2029	2,315,000	2,149,114
6.65%, 2/1/2034	11,965,000	12,029,918
6.55%, 6/1/2034	16,565,000	16,539,652
5.85%, 12/1/2035	10,550,000	9,916,118
7.34%, 9/1/2041 (a)	11,000	10,920
6.48%, 10/23/2045	2,203,000	1,960,766
Clear Channel Outdoor Holdings, Inc.
7.13%, 2/15/2031 (a)	4,085,000	4,212,738
7.50%, 3/15/2033 (a)	2,420,000	2,550,558
CSC Holdings LLC
6.50%, 2/1/2029 (a)	1,570,000	832,645
4.50%, 11/15/2031 (a)	200,000	104,000
Discovery Global Holdings, Inc.
4.28%, 3/15/2032	3,730,000	3,412,950
5.05%, 3/15/2042	655,000	476,237
DISH DBS Corp.
5.25%, 12/1/2026 (a)	190,000	189,335
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Media — continued
5.75%, 12/1/2028 (a) (j)	2,360,000	2,325,143
EchoStar Corp. 10.75%, 11/30/2029	2,270,000	2,453,467
Gray Media, Inc.
10.50%, 7/15/2029 (a)	478,000	504,312
4.75%, 10/15/2030 (a)	180,000	148,139
5.38%, 11/15/2031 (a)	185,000	144,032
7.25%, 8/15/2033 (a)	3,620,000	3,619,701
7.50%, 9/15/2034 (a)	679,000	678,221
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	2,835,000	2,543,728
10.88%, 5/1/2030 (a)	20,000	14,050
7.75%, 8/15/2030 (a)	376,400	314,294
Lamar Media Corp.
3.75%, 2/15/2028	385,000	377,427
4.88%, 1/15/2029	890,000	881,556
4.00%, 2/15/2030	2,615,000	2,494,772
5.38%, 11/1/2033 (a)	2,110,000	2,052,998
Nexstar Media, Inc.
4.75%, 11/1/2028 (a)	1,255,000	1,236,505
6.50%, 9/15/2033 (a)	6,695,000	6,724,846
7.25%, 4/15/2034 (a)	4,543,000	4,601,677
Outfront Media Capital LLC 7.38%, 2/15/2031 (a)	3,705,000	3,842,982
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	395,000	369,537
Sinclair Television Group, Inc.
4.38%, 12/31/2032 (a)	129,000	96,427
8.13%, 2/15/2033 (a)	1,890,000	1,964,674
Sirius XM Radio LLC
4.00%, 7/15/2028 (a)	10,885,000	10,614,463
5.50%, 7/1/2029 (a)	7,815,000	7,802,846
4.13%, 7/1/2030 (a)	1,952,000	1,837,103
5.88%, 4/15/2032 (a)	1,925,000	1,899,364
Stagwell Global LLC 5.63%, 8/15/2029 (a)	3,845,000	3,744,938
Time Warner Cable LLC
6.55%, 5/1/2037	2,030,000	1,954,956
5.50%, 9/1/2041	7,140,000	5,940,766
Univision Communications, Inc. 7.38%, 6/30/2030 (a)	760,000	762,852
		126,330,727
Metals & Mining — 0.4%
Alumina Pty. Ltd.
6.13%, 3/15/2030 (a)	465,000	470,396
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — continued
6.38%, 9/15/2032 (a)	1,162,000	1,178,104
Anglo American Capital plc (South Africa)
5.00%, 3/21/2033 (a)	3,310,000	3,225,165
5.75%, 4/5/2034 (a)	6,042,000	6,113,938
5.25%, 3/19/2036 (a)	11,106,000	10,699,939
Cleveland-Cliffs, Inc.
6.75%, 4/15/2030 (a)	4,630,000	4,661,021
7.50%, 9/15/2031 (a)	575,000	591,224
7.63%, 1/15/2034 (a)	795,000	811,163
Commercial Metals Co. 5.75%, 11/15/2033 (a)	2,870,000	2,825,113
Freeport-McMoRan, Inc. 4.63%, 8/1/2030	231,000	227,127
Glencore Funding LLC (Australia)
3.88%, 10/27/2027 (a)	40,000	39,606
6.13%, 10/6/2028 (a)	2,000,000	2,046,751
5.19%, 4/1/2030 (a)	360,000	360,378
2.50%, 9/1/2030 (a)	37,000	33,454
2.85%, 4/27/2031 (a)	435,000	392,151
5.70%, 5/8/2033 (a)	4,000,000	4,073,554
5.63%, 4/4/2034 (a)	14,770,000	14,833,028
5.51%, 4/1/2036 (a)	7,985,000	7,852,354
Newmont Corp. 5.75%, 11/15/2041	300,000	292,844
Novelis Corp. 6.38%, 8/15/2033 (a)	644,000	645,568
		61,372,878
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Arbor Realty SR, Inc.
Series QIB, 9.00%, 10/15/2027 (a)	10,000,000	9,962,500
Series QIB, 5.00%, 12/30/2028 (a)	1,925,000	1,775,812
Arbor Realty Trust, Inc. Series QIB, 4.50%, 3/15/2027 (a)	1,489,000	1,451,775
Great Ajax Operating Partnership LP Series QIB, 9.88%, 9/1/2027 (a) (i)	1,000,000	995,511
ReadyCap Holdings LLC
Series QIB, 4.50%, 10/20/2026 (a)	11,500,000	11,371,607
Series QIB, 9.38%, 3/1/2028 (a)	12,000,000	11,846,400
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Mortgage Real Estate Investment Trusts (REITs) — continued
Resurgent 0.00%, 7/1/2030 ‡	5,000,000	5,000,000
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	3,950,000	4,070,337
		46,473,942
Multi-Utilities — 0.5%
Ameren Corp.
1.95%, 3/15/2027	20,000	19,739
3.50%, 1/15/2031	1,541,000	1,444,872
Ameren Illinois Co.
4.95%, 6/1/2033	750,000	738,033
5.55%, 7/1/2054	650,000	603,517
Berkshire Hathaway Energy Co. 5.15%, 11/15/2043	194,000	175,766
Consolidated Edison Co. of New York, Inc.
Series E, 4.65%, 12/1/2048	225,000	184,584
Series A, 4.13%, 5/15/2049	491,000	370,110
Consumers Energy Co.
4.63%, 5/15/2033	365,000	353,327
3.95%, 5/15/2043	1,610,000	1,284,469
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (c)	410,000	426,417
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (c)	3,478,000	3,538,465
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (c)	5,450,000	5,471,598
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.00%, 2/15/2056 (c)	13,176,000	13,068,514
DTE Energy Co.
4.95%, 7/1/2027	450,000	451,358
4.88%, 6/1/2028	500,000	500,907
5.10%, 3/1/2029	7,790,000	7,835,639
Engie SA (France) 5.25%, 4/10/2029 (a)	715,000	720,628
NiSource, Inc.
5.25%, 3/30/2028	275,000	277,248
5.20%, 7/1/2029	650,000	656,393
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	67

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Multi-Utilities — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (c)	4,534,000	4,659,311
PG&E Energy Recovery Funding LLC Series A-3, 2.82%, 7/15/2046	70,000	49,362
Puget Sound Energy, Inc.
5.76%, 7/15/2040	140,000	134,929
5.45%, 6/1/2053	30,000	27,385
5.69%, 6/15/2054	3,377,000	3,175,277
San Diego Gas & Electric Co.
4.95%, 8/15/2028	350,000	351,749
Series DDDD, 5.20%, 3/15/2036	8,720,000	8,439,920
2.95%, 8/15/2051	170,000	103,034
5.35%, 4/1/2053	4,070,000	3,590,701
Sempra (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.38%, 4/1/2056 (c)	2,356,000	2,361,032
Southern Co. Gas Capital Corp.
5.75%, 9/15/2033	13,145,000	13,405,547
Series 21A, 3.15%, 9/30/2051	710,000	444,367
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.82%), 6.05%, 9/15/2056 (c)	4,808,000	4,776,524
WEC Energy Group, Inc. 5.60%, 9/12/2026	113,000	113,034
		79,753,756
Oil, Gas & Consumable Fuels — 3.6%
Aker BP ASA (Norway) 5.80%, 10/1/2054 (a)	475,000	431,457
Antero Midstream Partners LP
5.38%, 6/15/2029 (a)	4,945,000	4,944,505
5.75%, 10/15/2033 (a)	2,110,000	2,083,057
Ascent Resources Utica Holdings LLC
5.88%, 6/30/2029 (a)	235,000	235,037
6.63%, 10/15/2032 (a)	2,700,000	2,725,097
6.63%, 7/15/2033 (a)	1,997,000	2,016,922
Blue Racer Midstream LLC
7.00%, 7/15/2029 (a)	541,000	555,615
7.25%, 7/15/2032 (a)	1,930,000	1,995,246
BP Capital Markets America, Inc.
4.81%, 2/13/2033	3,760,000	3,683,725
4.89%, 9/11/2033	710,000	697,083
5.23%, 11/17/2034	7,680,000	7,656,779
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
3.06%, 6/17/2041	630,000	461,644
3.00%, 2/24/2050	174,000	108,832
2.94%, 6/4/2051	567,000	344,755
3.00%, 3/17/2052	1,085,000	665,395
Buckeye Partners LP
3.95%, 12/1/2026	1,640,000	1,634,787
4.13%, 12/1/2027	410,000	403,884
6.88%, 7/1/2029 (a)	3,440,000	3,520,788
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/2029	6,500,000	6,262,858
Cheniere Energy Partners LP
4.50%, 10/1/2029	2,794,000	2,760,955
4.00%, 3/1/2031	12,838,000	12,243,643
5.75%, 8/15/2034	19,445,000	19,710,256
Cheniere Energy, Inc. 4.63%, 10/15/2028	5,625,000	5,594,218
Chord Energy Corp.
6.00%, 10/1/2030 (a)	1,730,000	1,750,744
6.75%, 3/15/2033 (a)	2,025,000	2,070,544
CNX Resources Corp. 5.88%, 3/1/2034 (a)	2,510,000	2,447,594
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (a)	5,667,000	5,601,401
5.68%, 1/15/2034 (a)	2,260,000	2,271,146
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033 (a)	14,020,000	14,473,908
6.50%, 8/15/2043 (a)	210,000	216,265
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	3,695,000	3,664,694
ConocoPhillips Co.
3.80%, 3/15/2052	990,000	701,153
5.55%, 3/15/2054	5,840,000	5,411,091
Crescent Energy Finance LLC
7.88%, 4/15/2032 (a)	2,095,000	2,164,891
7.38%, 1/15/2033 (a)	2,390,000	2,441,227
8.38%, 1/15/2034 (a)	2,441,000	2,576,305
Devon Energy Corp.
3.90%, 5/15/2027 (a)	30,000	29,890
5.40%, 2/15/2035 (a)	11,260,000	11,181,393
Diversified Gas & Oil Corp. 9.75%, 4/9/2029 (g)	29,250,000	29,967,588
Eastern Energy Gas Holdings LLC 5.65%, 10/15/2054	5,420,000	4,940,527
Ecopetrol SA (Colombia)
8.88%, 1/13/2033	600,000	648,450
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
8.38%, 1/19/2036	2,757,000	2,916,906
Enbridge, Inc. (Canada)
Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.25%, 1/15/2084 (c)	3,000,000	3,161,616
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (c)	4,305,000	4,855,351
Energy Transfer LP
5.25%, 7/1/2029	1,050,000	1,060,234
4.15%, 9/15/2029	1,150,000	1,124,789
5.95%, 5/15/2054	1,000,000	927,295
6.30%, 1/15/2056	6,820,000	6,648,046
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.50%, 2/15/2056 (c)	14,456,000	14,509,863
Eni SpA (Italy)
5.95%, 5/15/2054 (a)	5,255,000	5,016,550
6.00%, 5/18/2056 (a)	11,000,000	10,501,518
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	140,000	144,172
Enterprise Products Operating LLC
Series H, 6.65%, 10/15/2034	530,000	575,183
5.20%, 1/15/2036	1,580,000	1,551,308
5.55%, 2/16/2055	2,285,000	2,132,886
EQT Corp. 4.75%, 1/15/2031	1,457,000	1,431,652
Esentia Energy Development SAB de CV (Mexico) 6.50%, 7/30/2038 (a)	924,000	893,674
Expand Energy Corp.
5.38%, 2/1/2029	1,215,000	1,215,219
5.38%, 3/15/2030	4,586,000	4,601,945
4.75%, 2/1/2032	14,890,000	14,411,932
Exxon Mobil Corp. 4.23%, 3/19/2040	750,000	657,959
FS Luxembourg SARL (Brazil)
8.88%, 2/12/2031 (a)	1,773,000	1,795,978
8.63%, 6/25/2033 (a)	1,050,000	976,500
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	1,961,000	1,997,182
Harvest Midstream I LP
7.50%, 5/15/2032 (a)	2,645,000	2,745,034
6.75%, 5/15/2034 (a)	412,000	418,081
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
Hess Corp.
4.30%, 4/1/2027	1,350,000	1,349,032
5.60%, 2/15/2041	7,670,000	7,566,347
Hess Midstream Operations LP
5.88%, 3/1/2028 (a)	355,000	358,221
5.13%, 6/15/2028 (a)	100,000	99,742
5.50%, 10/15/2030 (a)	4,055,000	4,041,172
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	6,849,000	6,858,643
Howard Midstream Energy Partners LLC
7.38%, 7/15/2032 (a)	3,245,000	3,350,589
6.63%, 1/15/2034 (a)	1,465,000	1,477,615
6.63%, 1/15/2035 (a)	582,000	584,962
Kinder Morgan, Inc.
5.15%, 6/1/2030	4,660,000	4,698,989
5.55%, 8/1/2036	6,130,000	6,077,991
5.05%, 2/15/2046	550,000	477,696
3.25%, 8/1/2050	1,000,000	631,274
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	1,090,000	1,109,457
5.88%, 6/15/2030 (a)	13,834,000	13,903,239
Magnolia Oil & Gas Operating LLC 6.63%, 8/15/2034 (a)	341,000	344,861
Matador Resources Co.
6.50%, 4/15/2032 (a)	4,085,000	4,127,660
6.25%, 4/15/2033 (a)	1,169,000	1,168,940
6.00%, 4/15/2034 (a)	615,000	602,378
MPLX LP
4.80%, 2/15/2031	17,060,000	16,798,365
5.00%, 5/1/2032	4,080,000	4,018,176
5.30%, 4/1/2036	9,100,000	8,801,828
5.50%, 11/1/2036	4,080,000	3,984,067
4.95%, 3/14/2052	55,000	44,999
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	773,000	797,420
8.38%, 2/15/2032 (a)	445,000	466,539
NGPL PipeCo LLC 3.25%, 7/15/2031 (a)	710,000	646,238
Northriver Midstream Finance LP (Canada) 6.75%, 7/15/2032 (a)	1,380,000	1,406,445
NuStar Logistics LP
5.63%, 4/28/2027	630,000	632,313
6.38%, 10/1/2030	2,555,000	2,618,852
ONEOK Partners LP 6.65%, 10/1/2036	300,000	321,360
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	69

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
ONEOK, Inc.
6.50%, 9/1/2030 (a)	1,550,000	1,613,392
4.75%, 10/15/2031	1,410,000	1,379,113
5.60%, 4/1/2044	1,975,000	1,815,868
Ovintiv, Inc. 6.25%, 7/15/2033	1,324,000	1,383,697
Permian Resources Operating LLC
5.88%, 7/1/2029 (a)	4,500,000	4,505,086
7.00%, 1/15/2032 (a)	755,000	780,055
6.25%, 2/1/2033 (a)	728,000	739,207
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (a)	1,266,920	1,236,831
Petroleos Mexicanos (Mexico)
6.70%, 2/16/2032	7,550,000	7,591,525
10.00%, 2/7/2033	3,700,000	4,320,490
6.38%, 1/23/2045	1,430,000	1,191,726
7.69%, 1/23/2050	19,530,000	17,808,430
Pioneer Natural Resources Co. 1.90%, 8/15/2030	2,330,000	2,080,566
Range Resources Corp. 4.75%, 2/15/2030 (a)	225,000	220,097
Rockies Express Pipeline LLC
4.95%, 7/15/2029 (a)	1,425,000	1,409,200
4.80%, 5/15/2030 (a)	870,000	846,013
Shell Finance US, Inc.
5.13%, 10/15/2041	2,383,000	2,226,105
3.75%, 9/12/2046	141,000	105,025
SM Energy Co.
6.63%, 1/15/2027	790,000	790,043
6.75%, 8/1/2029 (a)	3,530,000	3,609,450
8.63%, 11/1/2030 (a)	3,725,000	3,913,142
8.75%, 7/1/2031 (a)	4,522,000	4,730,690
7.00%, 8/1/2032 (a)	1,012,000	1,034,856
6.63%, 4/15/2034 (a)	1,449,000	1,458,250
Sonangol Finance Ltd. 10.00%, 1/29/2031 (a)	2,410,000	2,476,275
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027	2,715,000	2,717,530
5.03%, 10/1/2029	250,000	248,779
Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	46,000	49,567
Sunoco LP
5.88%, 3/15/2028	805,000	806,532
7.00%, 5/1/2029 (a)	445,000	456,610
4.50%, 5/15/2029	440,000	430,377
4.50%, 4/30/2030	2,090,000	2,031,738
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
5.63%, 3/15/2031 (a)	5,880,000	5,840,069
7.25%, 5/1/2032 (a)	3,755,000	3,883,136
5.88%, 3/15/2034 (a)	1,070,000	1,054,610
Tallgrass Energy Partners LP
5.50%, 1/15/2028 (a)	120,000	119,998
7.38%, 2/15/2029 (a)	915,000	940,385
6.00%, 12/31/2030 (a)	4,890,000	4,891,848
6.00%, 9/1/2031 (a)	495,000	489,463
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	270,000	196,574
3.46%, 7/12/2049	924,000	633,388
TotalEnergies Capital SA (France)
5.49%, 4/5/2054	5,280,000	4,921,108
5.64%, 4/5/2064	11,705,000	10,898,226
TransCanada PipeLines Ltd. (Canada)
4.63%, 3/1/2034	1,650,000	1,567,048
5.85%, 3/15/2036	8,000,000	8,128,660
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.25%), 6.13%, 10/17/2056 (c)	7,085,000	7,083,528
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.12%), 6.38%, 10/17/2056 (c)	592,000	590,590
Transcanada Trust (Canada) (3-MONTH CME TERM SOFR + 4.42%), 5.50%, 9/15/2079 (c)	8,554,000	8,448,539
Uzbekneftegaz JSC (Uzbekistan) 8.75%, 5/7/2030 (a)	1,000,000	1,071,120
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029 (a)	1,307,000	1,252,168
3.88%, 11/1/2033 (a)	4,828,000	4,288,147
6.00%, 5/1/2036 (a)	222,000	221,072
Venture Global LNG, Inc.
9.50%, 2/1/2029 (a)	660,000	709,875
7.00%, 1/15/2030 (a)	600,000	617,527
8.38%, 6/1/2031 (a)	2,860,000	2,974,094
9.88%, 2/1/2032 (a)	3,670,000	3,912,451
6.38%, 12/15/2034 (a)	344,000	341,409
6.63%, 6/15/2036 (a)	344,000	345,392
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030 (a)	942,000	961,760
6.50%, 1/15/2034 (a)	6,180,000	6,391,245
6.50%, 6/15/2034 (a)	666,000	688,718
6.75%, 1/15/2036 (a)	1,230,000	1,294,729
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Williams Cos., Inc. (The)
4.65%, 8/15/2032	2,635,000	2,553,387
5.80%, 11/15/2054	2,000,000	1,864,496
6.00%, 3/15/2055	3,435,000	3,298,206
		527,410,863
Passenger Airlines — 0.1%
American Airlines, Inc.
7.25%, 2/15/2028 (a)	465,000	469,398
5.75%, 4/20/2029 (a)	10,482,083	10,474,406
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	1,220,000	1,047,618
United Airlines Holdings, Inc. 4.88%, 3/1/2029	1,055,000	1,039,509
United Airlines Pass-Through Trust Series 2016-2, Class A, 3.10%, 10/7/2028	5,808	5,585
United Airlines, Inc. 4.63%, 4/15/2029 (a)	2,060,000	2,028,301
		15,064,817
Personal Care Products — 0.0% ^
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	3,040,000	3,038,496
4.13%, 4/1/2029 (a)	385,000	373,038
Perrigo Finance Unlimited Co.
5.15%, 6/15/2030 (i)	765,000	738,956
6.13%, 9/30/2032	2,123,000	2,082,682
Prestige Brands, Inc. 6.25%, 7/15/2034 (a)	432,000	433,856
		6,667,028
Pharmaceuticals — 0.2%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	754,000	784,903
Bausch Health Cos., Inc. (Canada) 4.88%, 6/1/2028 (a)	725,000	691,324
Bristol-Myers Squibb Co.
5.75%, 2/1/2031	500,000	516,078
4.13%, 6/15/2039	629,000	544,335
2.35%, 11/13/2040	480,000	324,448
5.55%, 2/22/2054	8,022,000	7,449,154
Eli Lilly & Co. 4.95%, 2/27/2063	740,000	623,637
Merck & Co., Inc.
4.00%, 3/7/2049	240,000	181,250
5.55%, 12/4/2055	10,430,000	9,750,774
2.90%, 12/10/2061	605,000	329,928
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pharmaceuticals — continued
Organon & Co.
4.13%, 4/30/2028 (a)	1,300,000	1,287,000
5.13%, 4/30/2031 (a)	1,675,000	1,673,807
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	3,275,000	2,928,601
Pfizer, Inc. 4.40%, 5/15/2044	500,000	420,861
Takeda Pharmaceutical Co. Ltd. (Japan)
5.00%, 11/26/2028	1,000,000	1,002,994
5.65%, 7/5/2044	236,000	225,898
3.18%, 7/9/2050	743,000	471,766
		29,206,758
Professional Services — 0.0% ^
Science Applications International Corp. 5.88%, 11/1/2033 (a)	2,012,000	1,992,007
Real Estate Management & Development — 0.1%
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (a)	200,000	199,372
Triad Properties Corp. 0.00%, 4/1/2052 ‡	15,584,248	16,129,696
		16,329,068
Residential REITs — 0.0% ^
Camden Property Trust
5.85%, 11/3/2026	400,000	400,580
3.15%, 7/1/2029	130,000	124,356
Essex Portfolio LP 5.50%, 4/1/2034	2,160,000	2,152,929
Mid-America Apartments LP 4.20%, 6/15/2028	100,000	99,166
UDR, Inc.
2.10%, 8/1/2032	45,000	37,691
5.13%, 9/1/2034	1,740,000	1,695,124
		4,509,846
Retail REITs — 0.0% ^
NNN REIT, Inc.
3.60%, 12/15/2026	39,000	38,913
5.60%, 10/15/2033	100,000	100,873
5.50%, 6/15/2034	220,000	219,907
3.50%, 4/15/2051	1,145,000	769,840
Realty Income Corp.
4.13%, 10/15/2026	44,000	43,988
2.70%, 2/15/2032	780,000	687,078
		1,860,599
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	71

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — 0.4%
Amkor Technology, Inc. 5.88%, 10/1/2033 (a)	3,057,000	3,004,078
Broadcom, Inc.
2.45%, 2/15/2031	7,150,000	6,352,949
4.90%, 7/15/2032	2,591,000	2,513,960
3.47%, 4/15/2034	5,000,000	4,288,602
Entegris, Inc.
4.38%, 4/15/2028 (a)	1,170,000	1,155,951
5.95%, 6/15/2030 (a)	5,490,000	5,539,650
Foundry JV Holdco LLC
5.50%, 1/25/2031 (a)	3,735,000	3,766,446
6.25%, 1/25/2035 (a)	13,605,000	14,014,054
6.10%, 1/25/2036 (a)	7,638,000	7,786,859
Kioxia Holdings Corp. (Japan)
6.25%, 7/24/2030 (a)	3,983,000	4,072,397
6.63%, 7/24/2033 (a)	420,000	433,902
KLA Corp.
4.65%, 7/15/2032	440,000	430,267
3.30%, 3/1/2050	280,000	184,338
Marvell Technology, Inc.
5.45%, 7/15/2035	1,293,000	1,272,163
5.30%, 4/15/2036	496,000	478,099
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	750,000	732,031
Qnity Electronics, Inc.
5.75%, 8/15/2032 (a)	5,314,000	5,279,933
6.25%, 8/15/2033 (a)	1,046,000	1,052,904
Synaptics, Inc. 4.00%, 6/15/2029 (a)	1,620,000	1,597,063
TSMC Arizona Corp. (Taiwan) 2.50%, 10/25/2031	960,000	853,133
TSMC Global Ltd. (Taiwan) 1.00%, 9/28/2027 (a)	380,000	365,693
		65,174,472
Software — 0.6%
Elastic NV 4.13%, 7/15/2029 (a)	1,610,000	1,549,748
Fair Isaac Corp. 6.00%, 5/15/2033 (a)	980,000	964,021
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	3,005,000	2,953,273
5.13%, 4/15/2029 (a)	2,374,000	2,314,664
OAK-Eagle Acquireco, Inc. 7.25%, 7/1/2033 (a)	2,578,000	2,680,911
Oracle Corp.
2.88%, 3/25/2031	750,000	656,629
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Software — continued
5.70%, 2/4/2036	6,484,000	5,995,389
3.65%, 3/25/2041	9,470,000	6,395,027
6.55%, 2/4/2046	4,095,000	3,658,704
4.00%, 7/15/2046	1,905,000	1,221,604
3.95%, 3/25/2051	1,380,000	837,011
5.38%, 9/27/2054	2,871,000	2,101,037
4.38%, 5/15/2055	9,888,000	6,238,532
6.00%, 8/3/2055	5,459,000	4,397,821
6.70%, 2/4/2056	2,386,000	2,101,514
6.85%, 2/4/2066	12,475,000	10,953,185
RingCentral, Inc. 8.50%, 8/15/2030 (a)	1,048,000	1,081,814
Roper Technologies, Inc.
4.45%, 9/15/2030	1,105,000	1,079,282
1.75%, 2/15/2031	5,355,000	4,617,466
4.75%, 2/15/2032	440,000	428,872
4.90%, 10/15/2034	4,722,000	4,483,219
Salesforce, Inc. 2.70%, 7/15/2041	1,820,000	1,211,816
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	3,035,000	3,036,244
6.50%, 6/1/2032 (a)	2,645,000	2,679,586
Synopsys, Inc.
5.00%, 4/1/2032	12,490,000	12,330,741
5.70%, 4/1/2055	1,196,000	1,107,234
		87,075,344
Specialized REITs — 0.3%
American Tower Corp.
1.45%, 9/15/2026	85,000	84,903
5.20%, 2/15/2029	600,000	603,870
5.00%, 1/31/2030	2,500,000	2,497,364
5.90%, 11/15/2033	100,000	102,465
5.45%, 2/15/2034	10,000,000	9,957,859
Crown Castle, Inc.
2.90%, 3/15/2027	270,000	267,708
3.10%, 11/15/2029	5,000,000	4,704,703
2.10%, 4/1/2031	10,000,000	8,695,982
2.50%, 7/15/2031	4,030,000	3,543,388
Equinix, Inc. 3.90%, 4/15/2032	280,000	259,408
Extra Space Storage LP 2.20%, 10/15/2030	88,000	78,532
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	750,000	747,942
5.25%, 3/15/2028 (a)	835,000	832,762
5.00%, 7/15/2028 (a)	2,800,000	2,776,154
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialized REITs — continued
6.25%, 1/15/2033 (a)	731,000	736,781
Millrose Properties, Inc.
6.38%, 8/1/2030 (a)	1,000,000	1,013,910
6.25%, 9/15/2032 (a)	427,000	428,427
Public Storage Operating Co.
2.25%, 11/9/2031	90,000	78,712
5.10%, 8/1/2033	304,000	302,012
		37,712,882
Specialty Retail — 0.2%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	542,000	536,513
4.63%, 11/15/2029 (a)	2,125,000	2,067,891
4.75%, 3/1/2030	250,000	243,645
Bath & Body Works, Inc.
7.50%, 6/15/2029	863,000	874,106
6.63%, 10/1/2030 (a)	3,010,000	3,068,876
6.88%, 11/1/2035	1,030,000	1,050,573
Escrow Rite Aid 0.00%, 12/31/2049 ‡	9,606	—
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	3,025,000	2,860,370
Home Depot, Inc. (The)
4.95%, 6/25/2034	6,110,000	6,009,226
3.63%, 4/15/2052	805,000	555,600
Lithia Motors, Inc.
3.88%, 6/1/2029 (a)	1,340,000	1,286,774
5.50%, 10/1/2030 (a)	2,310,000	2,293,368
Penske Automotive Group, Inc. 3.75%, 6/15/2029	1,579,000	1,514,545
Petco Health & Wellness Co., Inc. 8.25%, 2/1/2031 (a)	200,000	203,216
PetSmart LLC 7.50%, 9/15/2032 (a)	2,969,000	2,997,568
Sonic Automotive, Inc.
4.63%, 11/15/2029 (a)	3,860,000	3,771,828
4.88%, 11/15/2031 (a)	385,000	368,221
		29,702,320
Technology Hardware, Storage & Peripherals — 0.0% ^
Apple, Inc.
4.38%, 5/13/2045	429,000	357,851
2.70%, 8/5/2051	670,000	388,922
Seagate Data Storage Technology Pte. Ltd.
4.09%, 6/1/2029	240,000	232,944
3.13%, 7/15/2029	335,000	309,456
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Technology Hardware, Storage & Peripherals — continued
4.13%, 1/15/2031	114,000	107,730
9.63%, 12/1/2032	235,000	258,639
Xerox Holdings Corp. 8.88%, 11/30/2029 (a)	480,000	186,000
		1,841,542
Tobacco — 0.7%
Altria Group, Inc.
4.50%, 8/6/2030	2,000,000	1,967,258
2.45%, 2/4/2032	480,000	417,581
5.63%, 2/6/2035	7,885,000	7,926,857
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	1,045,000	1,006,432
5.30%, 8/5/2033	4,080,000	4,058,089
5.55%, 8/5/2036	4,080,000	4,039,373
4.39%, 8/15/2037	7,529,000	6,687,628
3.73%, 9/25/2040	2,874,000	2,260,736
5.65%, 3/16/2052	1,080,000	975,841
Imperial Brands Finance plc (United Kingdom)
5.88%, 7/1/2034 (a)	8,860,000	8,976,105
5.63%, 7/1/2035 (a)	13,300,000	13,120,990
Japan Tobacco, Inc. (Japan)
5.25%, 6/15/2030 (a)	5,140,000	5,188,314
5.85%, 6/15/2035 (a)	1,490,000	1,528,919
Philip Morris International, Inc.
3.13%, 3/2/2028	459,000	449,329
5.13%, 2/13/2031	7,000,000	7,027,305
5.75%, 11/17/2032	820,000	844,445
5.38%, 2/15/2033	21,545,000	21,739,305
5.63%, 9/7/2033	6,640,000	6,779,715
5.25%, 2/13/2034	3,618,000	3,604,200
4.38%, 11/15/2041	345,000	292,273
		98,890,695
Trading Companies & Distributors — 0.2%
Herc Holdings, Inc. 7.00%, 6/15/2030 (a)	3,899,000	4,033,336
QXO Building Products, Inc.
6.50%, 7/15/2031 (a)	1,518,000	1,535,144
6.75%, 4/30/2032 (a)	3,440,000	3,518,515
6.88%, 7/15/2034 (a)	1,446,000	1,463,192
United Rentals North America, Inc.
4.88%, 1/15/2028	2,105,000	2,097,083
5.25%, 1/15/2030	2,475,000	2,464,328
5.38%, 11/15/2033 (a)	5,356,000	5,215,990
6.13%, 3/15/2034 (a)	4,745,000	4,822,176
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	73

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Trading Companies & Distributors — continued
WESCO Distribution, Inc.
6.38%, 3/15/2029 (a)	2,175,000	2,208,375
5.25%, 4/15/2031 (a)	507,000	498,552
6.63%, 3/15/2032 (a)	3,985,000	4,076,053
6.38%, 3/15/2033 (a)	1,255,000	1,274,343
		33,207,087
Water Utilities — 0.0% ^
American Water Capital Corp.
5.15%, 3/1/2034	500,000	495,134
5.45%, 3/1/2054	420,000	382,609
		877,743
Wireless Telecommunication Services — 0.2%
Digicel International Finance Ltd. (Jamaica) 8.63%, 8/1/2032 (a)	2,953,000	3,068,609
T-Mobile USA, Inc.
4.80%, 7/15/2028	2,140,000	2,143,757
2.63%, 2/15/2029	1,493,000	1,416,793
3.38%, 4/15/2029	3,835,000	3,697,549
5.20%, 1/15/2033	11,550,000	11,470,651
5.05%, 7/15/2033	355,000	347,572
5.15%, 4/15/2034	5,000,000	4,896,322
3.40%, 10/15/2052	1,505,000	927,660
5.50%, 1/15/2055	1,500,000	1,303,948
		29,272,861
Total Corporate Bonds (Cost $4,863,089,063)		4,788,342,004
Mortgage-Backed Securities — 19.4%
FHLMC Gold Pools, 30 Year Pool # G60855, 4.50%, 12/1/2045	46,827	44,990
FHLMC Gold Pools, Other
Pool # WN1158, 1.80%, 11/1/2028	4,000,000	3,764,592
Pool # WN2203, 3.75%, 8/1/2032	1,200,000	1,133,301
Pool # WN3233, 3.19%, 7/1/2033	3,925,430	3,560,489
Pool # WA1640, 3.20%, 4/1/2034	15,017,814	13,543,885
Pool # WR2013, 4.25%, 11/1/2034	17,000,000	16,147,175
Pool # WA1645, 3.50%, 1/1/2035	21,527,190	19,546,560
Pool # N31271, 4.50%, 1/1/2036	10,070	9,826
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # RE0003, 4.00%, 7/1/2049	1,715,121	1,572,350
Pool # RE6055, 2.50%, 8/1/2050	11,501,697	9,310,449
FHLMC UMBS, 15 Year Pool # SB1377, 1.00%, 3/1/2037	10,705,899	9,214,867
FHLMC UMBS, 20 Year Pool # SC0310, 2.00%, 8/1/2042	714,865	613,708
FHLMC UMBS, 30 Year
Pool # SI2041, 3.00%, 10/1/2049	11,448,040	9,869,293
Pool # QA5045, 4.00%, 11/1/2049	31,861	29,467
Pool # RA1983, 3.00%, 2/1/2050	3,240,488	2,795,840
Pool # QB1397, 2.50%, 7/1/2050	1,767,019	1,445,551
Pool # SD8089, 2.50%, 7/1/2050	3,508,831	2,886,037
Pool # QB1686, 2.50%, 8/1/2050	2,563,798	2,138,178
Pool # QB2772, 2.50%, 8/1/2050	1,687,851	1,406,579
Pool # SI2064, 3.00%, 8/1/2050	3,689,117	3,172,193
Pool # RA5422, 3.00%, 6/1/2051	6,864,872	5,913,911
Pool # QC3918, 2.50%, 7/1/2051	4,116,565	3,373,981
Pool # SD0664, 3.00%, 8/1/2051	17,966,601	15,338,498
Pool # RA5915, 3.00%, 9/1/2051	8,391,254	7,257,357
Pool # QC7968, 2.50%, 10/1/2051	3,166,220	2,646,516
Pool # RA6228, 2.50%, 11/1/2051	4,205,378	3,472,072
Pool # QD0295, 3.00%, 11/1/2051	3,712,276	3,198,043
Pool # RA6222, 3.00%, 11/1/2051	2,700,210	2,319,578
Pool # SD0781, 3.00%, 11/1/2051	7,804,635	6,708,922
Pool # SD2968, 2.00%, 12/1/2051	5,684,454	4,507,281
Pool # RA6359, 2.50%, 12/1/2051	3,957,532	3,251,155
Pool # SD8184, 3.00%, 12/1/2051	1,159,084	999,584
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # RA6617, 2.50%, 1/1/2052	5,491,373	4,540,345
Pool # QD6091, 3.00%, 1/1/2052	9,465,935	8,147,785
Pool # RA6815, 2.50%, 2/1/2052	1,204,234	997,943
Pool # QD6081, 3.00%, 2/1/2052	9,281,024	7,970,157
Pool # SL5095, 4.00%, 2/1/2052 (k)	13,540,062	12,457,781
Pool # SD3770, 2.50%, 3/1/2052	1,877,792	1,570,197
Pool # QD8809, 3.00%, 3/1/2052	7,891,970	6,823,303
Pool # SL6444, 3.00%, 3/1/2052	25,000,000	21,352,002
Pool # SD2301, 3.50%, 3/1/2052	1,004,578	897,998
Pool # SD7554, 2.50%, 4/1/2052	5,572,906	4,638,860
Pool # QE1075, 3.00%, 4/1/2052	1,252,415	1,074,970
Pool # SL1568, 2.50%, 5/1/2052	7,436,779	6,176,908
Pool # SD1464, 3.00%, 5/1/2052	816,663	704,255
Pool # SD1844, 3.00%, 6/1/2052	13,233,467	11,407,497
Pool # SL4775, 3.00%, 6/1/2052	9,724,860	8,361,259
Pool # RA7468, 4.00%, 6/1/2052	7,649,097	7,062,827
Pool # RA7522, 4.50%, 6/1/2052	4,404,964	4,163,523
Pool # SL6159, 3.50%, 7/1/2052	11,429,397	10,198,015
Pool # SD3781, 4.00%, 7/1/2052	4,069,465	3,735,605
Pool # SD1303, 4.50%, 7/1/2052	1,144,631	1,082,914
Pool # SD1189, 5.00%, 7/1/2052	6,786,213	6,610,621
Pool # SD1305, 5.00%, 7/1/2052	11,384,024	11,095,487
Pool # QE8520, 3.50%, 8/1/2052	10,801,085	9,591,532
Pool # SD4181, 3.50%, 8/1/2052	4,355,985	3,896,872
Pool # QE8091, 4.00%, 8/1/2052	1,422,129	1,305,605
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # SD1725, 4.00%, 10/1/2052	1,565,300	1,433,239
Pool # SD5100, 4.00%, 10/1/2052	30,336,475	27,826,540
Pool # QF3433, 5.00%, 11/1/2052	1,723,821	1,677,421
Pool # SL4762, 4.50%, 1/1/2053	5,530,084	5,234,051
Pool # RA8766, 5.00%, 3/1/2053	1,439,268	1,405,434
Pool # SD3567, 4.50%, 5/1/2053	2,885,485	2,739,427
Pool # SD3879, 5.00%, 5/1/2053	7,216,132	7,036,439
Pool # SL1477, 5.00%, 7/1/2053	35,265,345	34,333,067
Pool # RA9669, 5.00%, 8/1/2053	3,017,233	2,924,524
Pool # RA9626, 5.50%, 8/1/2053	5,272,753	5,267,510
Pool # RJ1261, 5.00%, 4/1/2054	5,027,231	4,868,165
Pool # RJ1756, 4.50%, 6/1/2054	5,089,444	4,791,908
Pool # SD6729, 4.50%, 8/1/2054	8,749,192	8,248,100
Pool # RJ2912, 5.50%, 11/1/2054	5,444,099	5,418,767
Pool # RJ2914, 5.50%, 11/1/2054	8,943,209	8,896,841
Pool # SL1998, 4.00%, 1/1/2055	13,444,889	12,338,838
Pool # SD7411, 5.50%, 1/1/2055	13,627,593	13,504,644
Pool # SL4155, 5.50%, 10/1/2055	39,654,487	39,519,503
Pool # TB0502, 5.00%, 4/1/2056	52,166,668	50,345,801
FNMA UMBS, 15 Year Pool # FM8445, 3.00%, 4/1/2033	584,164	575,144
FNMA UMBS, 20 Year Pool # MA3004, 4.00%, 5/1/2037	215,124	206,920
FNMA UMBS, 30 Year
Pool # AL2374, 4.00%, 12/1/2041	63,270	60,247
Pool # AL4244, 4.00%, 7/1/2042	70,552	67,148
Pool # BM1164, 3.50%, 12/1/2045	57,857	52,554
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	75

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA3073, 4.50%, 7/1/2047	12,967	12,388
Pool # BK4769, 5.00%, 8/1/2048	235,292	231,398
Pool # BN5013, 5.00%, 1/1/2049	88,707	87,265
Pool # BO1073, 4.50%, 6/1/2049	12,425	11,747
Pool # BO3039, 3.00%, 7/1/2049	144,086	123,155
Pool # BN6475, 4.00%, 7/1/2049	7,228	6,691
Pool # BO2562, 4.00%, 7/1/2049	64,959	60,258
Pool # BO4519, 4.00%, 8/1/2049	3,224	2,991
Pool # BO2203, 3.50%, 9/1/2049	179,031	160,439
Pool # FS1186, 3.50%, 1/1/2050	1,281,498	1,142,670
Pool # FM3365, 3.00%, 3/1/2050	2,166,836	1,869,505
Pool # CA5702, 2.50%, 5/1/2050	1,012,488	842,890
Pool # CA6417, 3.00%, 7/1/2050	3,286,602	2,849,237
Pool # CA6587, 2.00%, 8/1/2050	1,702,262	1,344,597
Pool # BQ0795, 2.50%, 9/1/2050	3,606,195	3,010,829
Pool # CA6989, 2.50%, 9/1/2050	3,591,771	2,996,071
Pool # FM5179, 2.00%, 12/1/2050	12,215,143	9,685,748
Pool # BQ4516, 2.00%, 2/1/2051	6,693,365	5,279,757
Pool # CB0436, 2.00%, 4/1/2051 (k)	12,053,526	9,510,823
Pool # CB0193, 3.00%, 4/1/2051	9,766,067	8,446,588
Pool # CB0674, 2.50%, 5/1/2051	26,892,410	22,265,901
Pool # CB0397, 3.00%, 5/1/2051	839,241	723,761
Pool # FS5384, 2.50%, 6/1/2051	4,711,595	3,926,511
Pool # BT2415, 2.50%, 7/1/2051	5,538,676	4,545,881
Pool # FM7957, 2.50%, 7/1/2051	12,275,198	10,257,885
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # CB1401, 3.00%, 8/1/2051	4,547,667	3,953,705
Pool # CB1406, 3.00%, 8/1/2051	11,012,495	9,497,072
Pool # CB1411, 3.00%, 8/1/2051	2,785,357	2,402,098
Pool # BT4709, 2.50%, 9/1/2051	6,284,833	5,156,759
Pool # CB1684, 3.00%, 9/1/2051	7,809,459	6,727,599
Pool # MA4415, 3.00%, 9/1/2051	3,677,714	3,147,492
Pool # BU0070, 2.50%, 10/1/2051	746,861	609,829
Pool # FM9198, 2.50%, 11/1/2051	5,008,230	4,179,409
Pool # FS5389, 2.50%, 11/1/2051	2,211,365	1,831,284
Pool # CB2165, 3.00%, 11/1/2051	4,560,165	3,962,052
Pool # FS0009, 3.50%, 11/1/2051	2,471,132	2,197,121
Pool # FM9961, 3.00%, 12/1/2051	385,806	331,267
Pool # MA4494, 3.00%, 12/1/2051	3,105,438	2,667,479
Pool # FS4108, 4.00%, 12/1/2051	2,936,739	2,699,166
Pool # CB2637, 2.50%, 1/1/2052	364,543	304,927
Pool # FS0374, 2.50%, 1/1/2052	14,635,178	12,209,986
Pool # FS9472, 2.50%, 1/1/2052	5,226,404	4,298,067
Pool # BV0273, 3.00%, 1/1/2052	248,343	212,023
Pool # BV0492, 3.00%, 1/1/2052	2,888,960	2,486,033
Pool # CB2869, 2.50%, 2/1/2052	7,170,298	5,962,888
Pool # MA4548, 2.50%, 2/1/2052	5,225,712	4,296,978
Pool # BV3014, 3.00%, 2/1/2052	11,909,217	10,279,483
Pool # BV3930, 3.00%, 2/1/2052	500,879	430,445
Pool # BV0295, 3.50%, 2/1/2052	406,649	367,240
Pool # BU6883, 2.50%, 3/1/2052	23,482,184	19,291,944
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # FS7119, 2.50%, 3/1/2052	5,205,718	4,296,143
Pool # FS7150, 2.50%, 3/1/2052	7,268,409	6,019,093
Pool # FS7942, 2.50%, 3/1/2052	6,964,868	5,806,767
Pool # CB3021, 3.00%, 3/1/2052	18,339,584	15,735,551
Pool # FS0957, 3.00%, 3/1/2052	215,392	184,102
Pool # FS1954, 3.00%, 3/1/2052	1,345,363	1,184,262
Pool # FS4393, 3.00%, 3/1/2052	2,379,648	2,043,492
Pool # CB3132, 3.50%, 3/1/2052	2,413,481	2,144,069
Pool # FS0945, 4.00%, 3/1/2052	6,899,191	6,332,498
Pool # FA2174, 2.50%, 4/1/2052	13,446,589	11,209,086
Pool # FA1020, 3.00%, 4/1/2052	13,006,391	11,266,132
Pool # FS1538, 3.00%, 4/1/2052	6,899,500	5,971,108
Pool # BV7203, 3.50%, 4/1/2052	4,812,128	4,273,250
Pool # CB3378, 4.00%, 4/1/2052	2,450,641	2,248,325
Pool # CB3384, 4.00%, 4/1/2052	5,078,617	4,659,350
Pool # FA6782, 3.00%, 5/1/2052	38,100,000	32,540,514
Pool # BW6017, 3.50%, 5/1/2052	414,182	371,299
Pool # CB3504, 3.50%, 5/1/2052	11,480,839	10,241,100
Pool # CB3608, 3.50%, 5/1/2052	3,981,064	3,535,383
Pool # FA1709, 3.00%, 6/1/2052	16,690,215	14,412,519
Pool # FS2167, 4.50%, 6/1/2052 (k)	31,852,863	30,264,416
Pool # FS8820, 3.00%, 7/1/2052	36,335,126	31,258,386
Pool # BV9530, 4.00%, 7/1/2052	5,799,249	5,309,207
Pool # FS2588, 4.50%, 8/1/2052	1,280,275	1,211,027
Pool # FS3536, 4.50%, 8/1/2052	1,431,067	1,359,848
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # CB4830, 4.50%, 9/1/2052	1,206,606	1,139,727
Pool # FS3829, 4.50%, 9/1/2052	1,135,061	1,073,667
Pool # CB4624, 5.00%, 9/1/2052	6,601,710	6,430,892
Pool # CB4628, 5.00%, 9/1/2052	1,764,989	1,724,236
Pool # FS2982, 5.00%, 9/1/2052	2,394,297	2,333,577
Pool # BW7443, 4.50%, 10/1/2052	6,867,275	6,491,230
Pool # CB4837, 5.00%, 10/1/2052	843,359	826,975
Pool # BW1328, 5.00%, 11/1/2052	7,365,401	7,162,670
Pool # BX0627, 5.00%, 11/1/2052	1,545,190	1,501,786
Pool # FA5334, 3.50%, 12/1/2052	33,307,697	29,663,349
Pool # CB5413, 4.00%, 12/1/2052	1,689,156	1,547,968
Pool # CB5428, 4.50%, 12/1/2052	1,856,452	1,754,803
Pool # BX3808, 5.00%, 3/1/2053	675,046	657,639
Pool # BX3811, 5.00%, 3/1/2053	1,422,237	1,387,872
Pool # CB5896, 5.00%, 3/1/2053	1,578,461	1,531,592
Pool # BX3824, 5.50%, 3/1/2053	314,525	313,705
Pool # CB5907, 5.50%, 3/1/2053	825,163	826,184
Pool # BY4714, 5.00%, 6/1/2053	2,872,468	2,783,315
Pool # FA4484, 4.00%, 7/1/2053	13,186,517	12,095,769
Pool # BY4776, 5.00%, 7/1/2053	2,683,329	2,593,125
Pool # BY4736, 5.50%, 7/1/2053	2,463,858	2,457,438
Pool # BY7218, 5.00%, 9/1/2053	1,489,203	1,440,862
Pool # FA6251, 4.50%, 11/1/2053	10,927,497	10,341,702
Pool # FS7420, 6.00%, 1/1/2054	2,951,680	3,000,022
Pool # DB3630, 5.50%, 6/1/2054	1,689,980	1,676,740
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	77

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # DB4826, 5.50%, 11/1/2054	7,454,160	7,383,051
Pool # DB4845, 5.00%, 12/1/2054	14,392,392	14,008,084
Pool # DC6726, 5.00%, 12/1/2054	6,235,306	6,054,450
Pool # FA6032, 4.50%, 2/1/2055	16,770,382	15,869,863
Pool # FA0345, 5.50%, 2/1/2055	8,967,078	8,943,607
Pool # FA2088, 4.50%, 6/1/2055	12,999,772	12,313,728
Pool # CC0670, 4.00%, 7/1/2055	19,034,733	17,444,922
Pool # CC0711, 5.50%, 7/1/2055	22,910,470	22,852,396
Pool # CC0876, 6.00%, 8/1/2055	10,394,936	10,614,341
Pool # DI0393, 5.50%, 8/1/2056 (k)	20,885,668	20,751,225
FNMA, Other
Pool # AM0414, 2.87%, 9/1/2027	377,352	371,227
Pool # AN7560, 2.90%, 12/1/2027	170,256	166,645
Pool # BS8981, 5.04%, 2/1/2029	3,765,681	3,785,288
Pool # BL2367, 3.48%, 5/1/2029	502,111	487,438
Pool # BS6079, 3.52%, 7/1/2029	2,459,550	2,386,278
Pool # AN6730, 3.01%, 9/1/2029	1,895,447	1,811,464
Pool # BS6621, 3.50%, 9/1/2029	4,000,000	3,866,050
Pool # BS7011, 4.81%, 9/1/2029	2,897,912	2,889,045
Pool # BS8075, 5.00%, 9/1/2029	1,476,545	1,483,045
Pool # BZ1760, 4.82%, 11/1/2029	5,463,877	5,474,442
Pool # BS1577, 1.82%, 2/1/2030	812,084	740,227
Pool # BS6827, 4.19%, 5/1/2030	879,134	862,938
Pool # BS4878, 2.44%, 6/1/2030	563,973	520,939
Pool # BZ3747, 4.33%, 6/1/2030	4,961,000	4,898,835
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # BS8846, 4.09%, 7/1/2030	2,498,141	2,440,928
Pool # BS9022, 4.46%, 7/1/2030	2,637,401	2,611,012
Pool # BS6088, 4.04%, 8/1/2030	4,570,770	4,451,421
Pool # BS5171, 2.51%, 10/1/2030	1,925,000	1,772,322
Pool # BS8033, 4.43%, 11/1/2030	3,039,643	3,002,801
Pool # BZ5082, 4.71%, 11/1/2030	4,773,124	4,749,323
Pool # BS8306, 4.52%, 12/1/2030	2,899,734	2,873,671
Pool # BS9296, 4.80%, 12/1/2030	2,469,592	2,466,044
Pool # BL9645, 1.50%, 1/1/2031	100,000	87,273
Pool # BL9627, 1.56%, 1/1/2031	500,000	437,007
Pool # BS1731, 1.82%, 1/1/2031	915,366	812,512
Pool # BS1304, 1.54%, 3/1/2031	1,500,000	1,304,024
Pool # BS2422, 1.67%, 7/1/2031	1,200,000	1,039,207
Pool # BS2898, 1.56%, 9/1/2031	1,000,000	856,759
Pool # BS3172, 1.60%, 9/1/2031	6,834,740	5,948,792
Pool # BS3160, 1.71%, 9/1/2031	28,773,000	24,927,943
Pool # BS4116, 2.28%, 10/1/2031	738,576	654,689
Pool # BZ2139, 4.00%, 10/1/2031	11,300,000	10,871,807
Pool # BS3612, 1.93%, 11/1/2031	1,500,000	1,304,049
Pool # BS4505, 1.93%, 1/1/2032	8,000,000	6,984,711
Pool # BS4563, 2.01%, 1/1/2032	1,100,000	961,521
Pool # BZ2889, 4.37%, 1/1/2032	5,872,263	5,744,607
Pool # BZ2252, 4.65%, 1/1/2032	8,524,513	8,439,734
Pool # BS4709, 2.22%, 2/1/2032	2,000,000	1,746,780
Pool # BS4654, 2.39%, 3/1/2032	1,369,642	1,222,899
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BL6367, 1.82%, 4/1/2032	308,485	265,437
Pool # BS5130, 2.55%, 4/1/2032	459,219	411,245
Pool # BS5463, 3.34%, 5/1/2032	1,666,659	1,550,607
Pool # BS5597, 3.59%, 5/1/2032	1,152,662	1,088,211
Pool # BS5195, 2.80%, 6/1/2032	1,981,327	1,783,771
Pool # BS5875, 3.66%, 6/1/2032	2,030,260	1,897,583
Pool # BZ4362, 4.64%, 7/1/2032	2,050,000	2,023,457
Pool # BZ2225, 4.83%, 7/1/2032	2,000,000	1,990,564
Pool # BS6301, 3.67%, 8/1/2032	945,000	887,204
Pool # BS6385, 3.89%, 8/1/2032	2,338,601	2,238,104
Pool # BS6448, 3.93%, 8/1/2032	1,550,000	1,475,132
Pool # BZ4488, 4.42%, 8/1/2032	11,990,000	11,714,168
Pool # BZ4593, 4.72%, 8/1/2032	5,541,000	5,489,938
Pool # BZ4518, 4.81%, 8/1/2032	5,098,000	5,075,386
Pool # BS6502, 3.41%, 9/1/2032	2,816,040	2,620,024
Pool # BS6335, 3.75%, 9/1/2032	998,729	946,432
Pool # BS6339, 3.80%, 9/1/2032	1,056,986	997,624
Pool # BS6347, 4.03%, 9/1/2032	350,000	331,253
Pool # BS6417, 3.83%, 10/1/2032	2,502,402	2,367,951
Pool # BS6951, 3.90%, 10/1/2032	13,290,000	12,588,935
Pool # BS6759, 3.97%, 10/1/2032	851,828	813,859
Pool # BZ5238, 4.13%, 10/1/2032	10,812,000	10,446,634
Pool # BZ1174, 5.33%, 10/1/2032	9,838,678	10,004,291
Pool # BL8708, 1.40%, 11/1/2032	200,000	163,770
Pool # BS6995, 4.18%, 11/1/2032	1,015,000	979,066
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # BS6849, 4.23%, 11/1/2032	755,535	731,503
Pool # BS6815, 4.71%, 11/1/2032	1,283,000	1,271,159
Pool # BS6994, 4.85%, 11/1/2032	661,000	660,054
Pool # BZ5858, 4.09%, 12/1/2032	9,530,000	9,100,380
Pool # BZ5811, 4.33%, 12/1/2032	5,459,000	5,311,840
Pool # BS7095, 4.80%, 12/1/2032	1,023,597	1,019,401
Pool # BZ6279, 4.20%, 1/1/2033	23,390,000	22,434,465
Pool # BZ6277, 4.23%, 1/1/2033	4,600,000	4,443,700
Pool # BS7663, 4.71%, 1/1/2033	1,938,030	1,921,916
Pool # AN8257, 3.26%, 2/1/2033	902,304	829,760
Pool # BS7671, 4.76%, 2/1/2033	2,177,000	2,162,024
Pool # BS8334, 4.71%, 3/1/2033	2,368,369	2,340,509
Pool # BS7740, 4.11%, 4/1/2033	2,000,000	1,909,630
Pool # BS8277, 4.39%, 4/1/2033	3,014,000	2,931,873
Pool # BS8157, 4.51%, 4/1/2033	2,750,000	2,693,825
Pool # BS8256, 4.53%, 4/1/2033	2,000,000	1,950,406
Pool # BS8055, 4.71%, 4/1/2033	1,494,145	1,477,721
Pool # BS8250, 4.51%, 5/1/2033	1,683,863	1,648,339
Pool # BS8152, 4.55%, 5/1/2033	2,000,000	1,959,714
Pool # BS8703, 4.48%, 6/1/2033	3,000,000	2,932,191
Pool # AN6000, 3.21%, 7/1/2033	915,686	833,237
Pool # AN9725, 3.76%, 7/1/2033	94,713	89,218
Pool # BS8883, 4.58%, 7/1/2033	2,558,000	2,494,573
Pool # BS9146, 4.35%, 8/1/2033	2,000,000	1,936,598
Pool # BS6038, 3.98%, 9/1/2033	2,085,000	1,953,222
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	79

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BS8897, 4.55%, 9/1/2033	3,115,000	3,057,609
Pool # BS9616, 4.79%, 9/1/2033	1,203,000	1,188,979
Pool # BS9470, 4.45%, 10/1/2033	3,000,000	2,919,983
Pool # BS9182, 4.52%, 10/1/2033	1,216,000	1,188,709
Pool # BS9310, 4.64%, 10/1/2033	1,718,898	1,692,782
Pool # BS4197, 2.14%, 12/1/2033	473,895	400,995
Pool # BS4110, 2.13%, 1/1/2034	12,067,737	10,162,598
Pool # BZ0419, 4.25%, 1/1/2034	5,000,000	4,794,171
Pool # BZ0410, 4.52%, 1/1/2034	10,440,000	10,185,587
Pool # BZ0430, 4.32%, 2/1/2034	3,625,000	3,492,481
Pool # BZ0420, 4.60%, 2/1/2034	20,000,000	19,596,293
Pool # BZ0401, 4.52%, 3/1/2034	15,000,000	14,617,875
Pool # BZ0567, 4.94%, 5/1/2034	6,240,000	6,228,342
Pool # BS5651, 3.71%, 6/1/2034	45,000,000	41,542,192
Pool # BL3625, 2.89%, 9/1/2034	2,107,000	1,845,665
Pool # BL3756, 2.92%, 9/1/2034	4,846,195	4,256,434
Pool # BS6427, 3.75%, 9/1/2034	1,010,000	930,577
Pool # BL3772, 2.92%, 10/1/2034	660,656	583,113
Pool # BZ2030, 4.39%, 10/1/2034	9,572,000	9,191,010
Pool # BZ2226, 4.46%, 11/1/2034	9,197,180	8,970,625
Pool # BZ3308, 5.22%, 3/1/2035	9,946,581	10,051,101
Pool # BZ4215, 5.09%, 6/1/2035	4,620,000	4,671,400
Pool # BZ4219, 5.20%, 6/1/2035	10,852,298	10,952,747
Pool # BS5018, 2.88%, 10/1/2035	750,000	630,245
Pool # AN7345, 3.21%, 11/1/2037	576,761	502,499
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # MA1072, 3.50%, 5/1/2042	6,427	5,912
Pool # BF0163, 5.00%, 11/1/2046	5,647,669	5,619,286
Pool # BM7997, 3.00%, 8/1/2050	2,686,681	2,312,646
Pool # BF0533, 2.50%, 11/1/2050	899,435	752,554
Pool # BF0230, 5.50%, 1/1/2058	306,273	312,903
Pool # BF0300, 4.00%, 8/1/2058	4,350,895	4,005,081
Pool # BF0400, 4.00%, 8/1/2059	470,295	428,247
Pool # BF0440, 3.00%, 1/1/2060	3,913,721	3,311,739
Pool # BF0497, 3.00%, 7/1/2060	54,625	45,649
Pool # BF0520, 3.00%, 1/1/2061	2,317,702	1,942,491
Pool # BF0560, 2.50%, 9/1/2061	1,387,687	1,106,886
Pool # BF0562, 3.50%, 9/1/2061	663,664	581,278
Pool # BF0583, 4.00%, 12/1/2061	692,677	624,077
Pool # BF0586, 5.00%, 12/1/2061	617,064	598,498
Pool # BF0617, 2.50%, 3/1/2062	2,571,219	2,050,927
Pool # BF0759, 2.50%, 5/1/2062	6,490,674	5,177,245
Pool # BF0677, 4.00%, 9/1/2062	2,260,513	2,036,629
Pool # BF0736, 4.00%, 6/1/2063	15,375,609	13,852,773
Pool # BF0770, 4.50%, 9/1/2063	9,227,704	8,662,215
Pool # BF0787, 4.50%, 12/1/2063	12,114,020	11,416,714
Pool # BF0804, 3.00%, 4/1/2064	8,400,682	7,082,869
Pool # BF0808, 4.00%, 4/1/2064	15,266,210	13,995,518
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 9/25/2056 (k)	202,700,000	165,311,616
TBA, 5.00%, 9/25/2056 (k)	210,705,000	203,235,830
TBA, 5.50%, 9/25/2056 (k)	185,600,000	183,690,696
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
GNMA I, 30 Year
Pool # 783473, 3.50%, 11/15/2041	3,349,989	3,069,135
Pool # 785994, 4.00%, 2/15/2052	6,987,667	6,361,035
Pool # CO1928, 5.50%, 10/15/2052	1,143,848	1,193,488
Pool # CR2369, 6.00%, 1/15/2053	1,606,654	1,720,055
GNMA II
Pool # CE9366, ARM, 5.47%, 10/20/2071 (h)	4,409,605	4,541,534
Pool # CH4945, ARM, 5.49%, 10/20/2071 (h)	6,618,471	6,813,719
Pool # CH7776, ARM, 5.59%, 10/20/2071 (h)	5,888,805	6,088,479
Pool # CJ7125, ARM, 5.63%, 10/20/2071 (h)	448,022	463,275
Pool # CJ7141, ARM, 5.58%, 11/20/2071 (h)	410,678	424,816
Pool # CE9384, ARM, 5.66%, 11/20/2071 (h)	699,464	725,606
Pool # CE5557, ARM, 5.74%, 11/20/2071 (h)	104,441	108,555
Pool # CK7234, ARM, 5.53%, 2/20/2072 (h)	6,585,772	6,799,847
Pool # CK2792, ARM, 5.74%, 3/20/2072 (h)	870,374	908,053
Pool # CO0363, ARM, 5.90%, 7/20/2072 (h)	744,417	785,638
GNMA II, 30 Year
Pool # AJ9020, 4.50%, 10/20/2044	30,209	28,392
Pool # BB3525, 4.00%, 9/20/2047	16,293	14,829
Pool # AY2413, 4.25%, 10/20/2048	1,302,838	1,203,503
Pool # BJ9820, 4.20%, 1/20/2049	800,336	725,436
Pool # BM2418, 4.00%, 8/20/2049	12,739	11,747
Pool # BN7049, 4.50%, 8/20/2049	101,942	96,832
Pool # BP7160, 4.50%, 9/20/2049	61,807	60,134
Pool # CH1162, 3.50%, 6/20/2050	205,955	187,230
Pool # BZ6343, 2.00%, 11/20/2050	2,778,533	2,196,805
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # CB8492, 3.50%, 1/20/2051	1,530,000	1,402,696
Pool # CB8531, 3.50%, 2/20/2051	672,020	605,759
Pool # CC9803, 4.00%, 4/20/2051	202,271	183,648
Pool # MA7534, 2.50%, 8/20/2051	3,324,496	2,781,530
Pool # CH1291, 3.50%, 9/20/2051	683,180	604,928
Pool # CH1293, 3.50%, 9/20/2051	2,422,886	2,180,600
Pool # CH1292, 3.50%, 10/20/2051	976,613	871,389
Pool # MA7705, 2.50%, 11/20/2051	4,600,324	3,848,951
Pool # MA7706, 3.00%, 11/20/2051	8,524,137	7,423,023
Pool # 787112, 2.50%, 12/20/2051	26,019,576	21,734,733
Pool # CH7863, 3.50%, 12/20/2051	619,081	544,886
Pool # CI2080, 3.50%, 12/20/2051	675,625	583,393
Pool # CH0876, 3.00%, 1/20/2052	78,151	68,118
Pool # CH0877, 3.00%, 1/20/2052	238,111	207,482
Pool # CH0878, 3.00%, 1/20/2052	206,322	179,532
Pool # CJ3916, 3.00%, 1/20/2052	622,810	555,472
Pool # CK2608, 3.00%, 1/20/2052	414,472	361,485
Pool # CK4909, 3.00%, 1/20/2052	84,366	73,418
Pool # CK4916, 3.00%, 1/20/2052	168,962	147,053
Pool # CJ8184, 3.50%, 1/20/2052	544,506	476,542
Pool # CK4918, 3.50%, 1/20/2052	60,456	53,229
Pool # CK7137, 4.00%, 1/20/2052	368,259	328,388
Pool # CU7310, 2.50%, 2/20/2052	21,082,682	17,427,163
Pool # CK2667, 3.00%, 2/20/2052	513,341	446,778
Pool # CK2672, 3.50%, 2/20/2052	546,632	480,897
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	81

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA7936, 2.50%, 3/20/2052	23,801,239	19,913,569
Pool # CM2154, 3.00%, 3/20/2052	664,031	576,673
Pool # 788475, 3.50%, 4/20/2052	23,983,676	21,228,703
Pool # CM2278, 3.50%, 4/20/2052	754,176	662,836
Pool # MA8097, 2.50%, 6/20/2052	36,739,927	30,856,923
Pool # CO4826, 5.00%, 6/20/2052	486,915	473,716
Pool # CU7301, 2.50%, 7/20/2052	21,259,435	17,494,280
Pool # MA8148, 3.00%, 7/20/2052	21,796,287	19,006,114
Pool # CO4847, 5.00%, 7/20/2052	748,219	727,936
Pool # MA8200, 4.00%, 8/20/2052	1,413,194	1,300,431
Pool # MA8264, 2.50%, 9/20/2052	7,958,641	6,670,179
Pool # CO1924, 4.50%, 10/20/2052	1,131,115	1,108,853
Pool # CP8517, 4.50%, 10/20/2052	936,534	868,468
Pool # CO1925, 5.00%, 10/20/2052	939,771	951,333
Pool # MA8423, 2.50%, 11/20/2052	13,190,699	11,053,412
Pool # CO8957, 5.00%, 12/20/2052	5,300,973	5,118,015
Pool # MA8797, 3.50%, 4/20/2053	14,250,486	12,757,050
Pool # 786842, 4.00%, 4/20/2053	6,239,162	5,705,192
Pool # MA8873, 2.50%, 5/20/2053	13,525,861	11,330,790
Pool # CS4305, 5.50%, 6/20/2053	2,026,820	2,027,530
Pool # CV0175, 6.50%, 6/20/2053	966,353	1,020,725
Pool # MA9011, 2.50%, 7/20/2053	15,524,956	13,010,193
Pool # CS4391, 5.50%, 7/20/2053	2,505,603	2,506,481
Pool # CW7288, 6.50%, 9/20/2053	898,698	933,970
Pool # MA9299, 2.50%, 10/20/2053	7,216,017	6,048,700
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # MA9419, 3.50%, 1/20/2054	5,843,473	5,260,927
Pool # DD2409, 6.50%, 6/20/2054	858,632	883,268
Pool # MA9960, 3.00%, 10/20/2054	16,192,819	14,158,195
Pool # MB0142, 3.00%, 1/20/2055	8,616,525	7,506,355
Pool # 788508, 4.50%, 2/20/2055	14,425,263	13,465,282
Pool # DI1025, 5.50%, 8/20/2055	1,242,354	1,252,045
Pool # DI1026, 5.50%, 8/20/2055	1,475,542	1,486,134
Pool # DI1029, 6.00%, 8/20/2055	2,451,033	2,526,955
Pool # DL8784, 6.50%, 8/20/2055	4,806,676	5,053,154
Pool # DL8785, 6.50%, 8/20/2055	4,985,739	5,241,244
Pool # DL2982, 6.50%, 9/20/2055	5,925,526	6,301,026
Pool # MB0680, 2.50%, 10/20/2055	37,493,935	31,396,715
Pool # DN6001, 6.50%, 10/20/2055	6,957,051	7,231,397
Pool # 788687, 4.50%, 2/20/2056	8,775,696	8,228,927
Pool # 788620, 2.50%, 3/20/2056	39,759,965	33,377,964
GNMA II, Other
Pool # CO0275, 4.00%, 3/20/2048	4,204,784	3,842,666
Pool # CN5164, 4.00%, 8/20/2048	4,452,721	4,069,216
Pool # CN0983, 3.50%, 4/20/2062	11,906,626	10,301,666
Pool # 787496, 6.00%, 7/20/2064	2,293,626	2,330,385
Pool # 788087, 3.50%, 7/20/2065	10,662,331	9,413,473
Pool # 788066, 4.00%, 7/20/2065	16,592,922	15,091,981
Pool # 788509, 4.50%, 1/20/2066	13,213,342	12,308,894
GNMA II, Single Family, 30 Year TBA, 5.00%, 9/15/2056 (k)	31,025,000	30,037,047
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
NexGen Pass-Through Trust 0.00%, 11/16/2033 ‡ (h)	916,953	916,953
Total Mortgage-Backed Securities (Cost $2,877,758,475)		2,837,186,561
Asset-Backed Securities — 14.8%
ACC Trust Series 2022-1, Class C, 3.24%, 10/20/2025 (a)	723,317	42,553
ACHD Trust
Series 2025-DS1, Class B, 9.38%, 1/9/2034 (a)	2,800,000	2,815,287
Series 2026-DS1, Class B, 8.25%, 7/10/2034 (a)	5,086,000	5,101,624
ACHM Trust Series 2026-HE1, Class A, 5.82%, 8/25/2056 (a) (h)	15,688,674	15,647,071
ACREC LLC (Cayman Islands)
Series 2026-FL4, Class A, 5.09%, 1/18/2043 (a) (h)	1,000,000	1,001,464
Series 2026-FL4, Class AS, 5.24%, 1/18/2043 (a) (h)	5,000,000	5,001,365
Air Canada Pass-Through Trust (Canada) Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	295,200	278,032
Ajax Mortgage Loan Trust Series 2021-G, Class A, 5.87%, 6/25/2061 (a) (h)	3,341,837	3,343,171
American Airlines Pass-Through Trust Series 2015-2, Class A, 4.00%, 9/22/2027	142,078	139,722
American Credit Acceptance Receivables Trust
Series 2023-3, Class D, 6.82%, 10/12/2029 (a)	1,685,014	1,704,314
Series 2024-4, Class E, 7.19%, 4/12/2032 (a)	5,000,000	5,104,637
Series 2026-2, Class D, 5.18%, 6/8/2032 (a)	10,690,000	10,576,449
Series 2026-1, Class D, 5.10%, 1/12/2033 (a)	15,410,000	15,260,751
Americor
7.99%, 1/15/2030 ‡ (a)	9,297,840	9,237,348
11.49%, 1/15/2030 ‡ (a)	9,863,999	9,800,406
AMSR Trust
Series 2023-SFR2G, Class G1, 4.50%, 8/19/2028 ‡	3,000,000	2,647,944
Series 2021-SFR1, Class F, 3.60%, 6/17/2038 (a)	4,000,000	3,819,883
Series 2021-SFR3, Class C, 1.80%, 10/17/2038 (a)	1,900,000	1,891,132
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2022-SFR1, Class F, 6.02%, 3/17/2039 (a)	750,000	747,240
Series 2022-SFR3, Class D, 4.00%, 10/17/2039 (a)	2,120,000	2,072,245
Series 2022-SFR3, Class E1, 4.00%, 10/17/2039 (a)	1,400,000	1,365,668
Series 2022-SFR3, Class E2, 4.00%, 10/17/2039 (a)	3,504,000	3,410,727
Series 2022-SFR3, Class F, 4.00%, 10/17/2039 (a)	7,000,000	6,755,441
Series 2023-SFR1, Class E2, 4.00%, 4/17/2040 (a)	2,505,000	2,415,305
Series 2023-SFR1, Class F, 4.00%, 4/17/2040 (a)	7,750,000	7,369,809
Series 2023-SFR2, Class E1, 3.95%, 6/17/2040 (a)	3,300,000	3,164,806
Series 2025-SFR2, Class E1, 4.28%, 11/17/2042 (a)	6,580,000	6,111,901
Series 2026-SFR1, Class E, 3.78%, 4/17/2043 (a)	12,321,000	10,981,764
Series 2026-SFR2, Class D, 3.81%, 9/17/2043 (a)	5,016,000	4,538,242
Aqua Finance Issuer Trust Series 2026-A, Class A, 4.76%, 4/17/2051 (a)	6,190,875	6,100,325
Aqua Finance Trust
Series 2019-A, Class B, 3.47%, 7/16/2040 (a)	79,581	77,099
Series 2020-AA, Class D, 7.15%, 7/17/2046 (a)	1,927,572	1,951,659
AREIT Ltd. (Cayman Islands) Series 2026-CRE12, Class AS, 5.25%, 2/18/2044 (a) (h)	8,055,000	8,061,766
AutoNation Finance Trust Series 2025-1A, Class D, 5.63%, 9/10/2032 (a)	1,491,000	1,495,002
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class C, 6.01%, 10/20/2028 (a)	1,200,000	1,206,673
Series 2023-4A, Class D, 7.31%, 6/20/2029 (a)	3,000,000	3,032,762
Series 2023-6A, Class D, 7.37%, 12/20/2029 (a)	8,250,000	8,300,621
Series 2024-1A, Class D, 7.20%, 6/20/2030 (a)	13,125,000	13,149,718
Series 2025-4A, Class C, 5.26%, 2/20/2032 (a)	8,265,000	8,064,773
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	83

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Bastion Funding I LLC Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (a)	1,543,256	1,548,324
BG Beta Ltd. (Cayman Islands)
6.28%, 7/16/2054 ‡	3,744,000	3,709,735
7.12%, 7/16/2054 ‡	3,934,562	3,871,609
BRAVO Residential Funding Trust Series 2026-CES1, Class A1A, 5.25%, 4/25/2056 (a) (i)	6,141,963	6,086,465
Bridge Trust Series 2025-SFR1, Class E, 4.35%, 9/17/2042 (a)	6,006,083	5,469,698
Bridgecrest Lending Auto Securitization Trust
Series 2023-1, Class C, 7.10%, 8/15/2029	2,679,129	2,693,865
Series 2024-3, Class D, 5.83%, 5/15/2030	3,937,000	3,967,243
Series 2024-1, Class E, 8.43%, 10/15/2030 (a)	6,990,000	7,176,588
Series 2025-1, Class D, 5.64%, 11/15/2030	12,700,000	12,778,779
Series 2024-2, Class E, 8.21%, 1/15/2031 (a)	6,000,000	6,161,603
Series 2025-2, Class D, 5.62%, 3/17/2031	5,000,000	5,030,357
Series 2024-3, Class E, 7.70%, 4/15/2031 (a)	12,000,000	12,249,554
Series 2025-4, Class D, 5.41%, 8/15/2031	11,111,000	11,097,382
Series 2024-4, Class E, 7.47%, 8/15/2031 (a)	6,600,000	6,719,451
Series 2026-1, Class D, 4.99%, 11/17/2031	7,500,000	7,405,736
Series 2025-1, Class E, 7.46%, 2/17/2032 (a)	14,550,000	14,689,735
Series 2026-3, Class D, 5.59%, 4/15/2032	8,000,000	7,999,872
Series 2025-4, Class E, 7.18%, 11/15/2032 (a)	12,000,000	12,055,235
Business Jet Securities LLC
Series 2024-2A, Class B, 5.75%, 9/15/2039 (a)	10,072,248	9,983,626
Series 2024-2A, Class C, 7.97%, 9/15/2039 (a)	874,439	873,723
Series 2026-1A, Class B, 6.10%, 6/15/2041 (a)	1,487,253	1,481,181
Series 2026-1A, Class C, 8.18%, 6/15/2041 (a)	4,077,394	4,078,039
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

BXG Receivables Note Trust
Series 2020-A, Class C, 4.22%, 2/28/2036 (a)	625,019	621,228
Series 2022-A, Class A, 4.12%, 9/28/2037 (a)	1,470,659	1,455,566
Series 2023-A, Class C, 7.38%, 11/15/2038 (a)	698,020	708,993
CarMax Auto Owner Trust Series 2023-4, Class A3, 6.00%, 7/17/2028	241,733	243,085
Carvana Auto Receivables Trust
Series 2022-P1, Class A4, 3.52%, 2/10/2028	299,624	299,509
Series 2023-P2, Class A4, 5.38%, 3/12/2029 (a)	1,775,504	1,784,369
Series 2023-P3, Class A4, 5.71%, 7/10/2029 (a)	709,000	715,941
Series 2023-N3, Class C, 6.55%, 12/10/2029 (a)	2,557,297	2,570,842
Cascade MH Asset Trust
Series 2019-MH1, Class B, 5.00%, 11/25/2044 ‡ (a) (h)	401,843	376,869
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (a)	525,133	477,075
Series 2021-MH1, Class B1, 4.57%, 2/25/2046 (a)	2,485,000	2,048,183
Series 2022-MH1, Class M, 4.25%, 8/25/2054 ‡ (a) (i)	802,207	640,528
Series 2024-MH1, Class B1, 7.50%, 11/25/2056 (a) (h)	2,402,000	2,434,776
Series 2024-MH1, Class B2, 8.34%, 11/25/2056 (a) (h)	2,414,000	2,353,756
Cherry Securitization Trust Series 2026-1A, Class A, 5.43%, 1/17/2034 (a)	11,398,000	11,367,837
Consumer Portfolio Services Auto Trust Series 2025-D, Class C, 4.85%, 2/17/2032 (a)	8,000,000	7,960,941
Continental Finance Credit Card ABS Master Trust Series 2025-A, Class A, 5.40%, 12/17/2035 (a)	5,000,000	4,954,485
CoreVest American Finance Trust
Series 2019-1, Class E, 5.65%, 3/15/2052 (a) (h)	551,000	542,304
Series 2019-2, Class E, 5.11%, 6/15/2052 (a) (h)	1,043,000	962,434
Series 2019-3, Class E, 4.69%, 10/15/2052 (a) (h)	570,000	519,453
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
CPS Auto Receivables Trust
Series 2022-D, Class D, 8.73%, 1/16/2029 (a)	1,000,000	1,014,908
Series 2023-A, Class D, 6.44%, 4/16/2029 (a)	531,754	536,717
Series 2023-D, Class C, 7.17%, 1/15/2030 (a)	1,700,505	1,708,619
Credit Acceptance Auto Loan Trust
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	1,105,877	1,109,648
Series 2023-2A, Class C, 7.15%, 9/15/2033 (a)	1,272,756	1,277,758
Series 2023-3A, Class C, 7.62%, 12/15/2033 (a)	2,700,000	2,733,909
Series 2023-5A, Class C, 7.30%, 4/17/2034 (a)	4,820,000	4,901,323
7.68%, 4/17/2034 ‡	5,000,000	5,007,000
Series 2026-1A, Class C, 5.28%, 8/15/2036 (a)	12,893,000	12,785,288
Credit One 6.47%, 2/25/2029 ‡ (a)	5,000,000	4,957,500
D2 Multifamily Credit Issuer Ltd. (Cayman Islands)
Series 2026-FL1, Class AS, 5.30%, 11/19/2043 (a) (h)	15,845,000	15,863,791
Series 2026-FL1, Class B, 5.55%, 11/19/2043 (a) (h)	4,851,000	4,862,657
Dec
6.02%, 3/13/2030 ‡ (a)	10,670,417	10,495,422
6.91%, 1/15/2031 ‡ (a)	10,940,978	10,740,758
6.10%, 7/28/2046 ‡ (a)	13,000,000	12,888,200
6.82%, 7/28/2046 ‡	14,000,000	13,818,000
Deephaven Residential Mortgage Trust
Series 2025-CES1, Class A1A, 5.22%, 10/25/2055 (a) (i)	11,542,796	11,435,208
Series 2026-CES1, Class A1A, 5.31%, 3/25/2061 (a) (i)	17,891,844	17,735,013
DLLAA LLC Series 2023-1A, Class A3, 5.64%, 2/22/2028 (a)	472,218	474,608
DP Lion Holdco LLC Series 2023-1A, Class B, 12.73%, 11/30/2043	998,689	1,015,367
Drive Auto Receivables Trust
Series 2024-2, Class D, 4.94%, 5/17/2032	5,800,000	5,809,110
Series 2025-2, Class D, 4.90%, 12/15/2032	10,865,000	10,755,254
DT Auto Owner Trust
Series 2023-1A, Class D, 6.44%, 11/15/2028 (a)	1,060,956	1,068,280
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2023-2A, Class D, 6.62%, 2/15/2029 (a)	1,525,932	1,541,032
Series 2023-2A, Class E, 11.06%, 4/15/2030 (a)	6,270,000	6,602,652
Series 2023-3A, Class E, 10.21%, 5/15/2030 (a)	3,300,000	3,441,840
EJ Hugoton
Series 2026-1 B, 10.29%, 10/10/2041 ‡	13,904,051	13,904,051
Series 2026-1 B, 14.50%, 10/10/2041 ‡	7,996,446	7,996,446
Elara Hgv Timeshare Issuer LLC Series 2025-A, Class A, 4.54%, 1/25/2040 (a)	4,678,198	4,612,213
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class C, 2.09%, 8/27/2035 (a)	126,733	122,025
Series 2021-A, Class D, 3.32%, 8/27/2035 (a)	45,262	43,832
Energy Assets 8.11%, 8/25/2044 ‡	1,311,875	1,311,657
Enterprise Fleet Financing LLC Series 2025-2, Class A4, 4.58%, 12/22/2031 (a)	6,720,000	6,689,521
EQV ABS Issuer LLC 10.76%, 12/15/2040 ‡	4,874,901	4,877,825
Exeter Automobile Receivables Trust
Series 2022-3A, Class D, 6.76%, 9/15/2028	407,578	410,038
Series 2022-5A, Class D, 7.40%, 2/15/2029	463,737	467,603
Series 2022-6A, Class D, 8.03%, 4/6/2029	966,522	977,330
Series 2023-4A, Class D, 6.95%, 12/17/2029	1,165,062	1,178,905
Series 2024-2A, Class D, 5.92%, 2/15/2030	5,370,000	5,421,974
Series 2022-4A, Class E, 8.23%, 3/15/2030 (a)	1,000,000	1,017,364
Series 2024-1A, Class D, 5.84%, 6/17/2030	9,486,000	9,571,024
Series 2023-4A, Class E, 9.57%, 2/18/2031 (a)	1,120,000	1,188,776
Series 2026-1A, Class D, 5.00%, 5/17/2032	7,701,000	7,573,540
Series 2025-1A, Class E, 7.48%, 9/15/2032 (a)	18,150,000	18,671,568
Series 2026-3A, Class D, 5.44%, 10/15/2032	7,690,000	7,642,780
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	85

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2025-4A, Class E, 6.99%, 4/15/2033 (a)	6,945,000	6,929,041
Series 2025-5A, Class E, 7.15%, 6/15/2033 (a)	2,132,000	2,131,476
Exeter Select Automobile Receivables Trust
Series 2025-1, Class B, 4.87%, 8/15/2031	3,500,000	3,501,797
Series 2025-1, Class C, 5.40%, 8/15/2031	1,800,000	1,812,406
Series 2025-3, Class C, 5.00%, 3/15/2032	5,000,000	4,975,023
FHF Issuer Trust Series 2023-2A, Class B, 7.49%, 11/15/2029 (a)	4,550,000	4,616,179
Fig Six Trust Series 2026-PF1, Class A, 5.75%, 8/25/2056 (a) (h)	3,819,039	3,805,940
FIGRE Trust Series 2026-EXP1, Class A, 5.76%, 6/25/2056 (a) (h)	10,246,462	10,209,277
First Investors Auto Owner Trust Series 2023-1A, Class C, 6.81%, 12/17/2029 (a)	1,300,000	1,318,726
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (a)	635,000	633,456
Series 2021-SFR2, Class E2, 2.36%, 9/17/2038 (a)	814,000	811,971
Series 2021-SFR2, Class F2, 3.16%, 9/17/2038 (a)	7,886,000	7,862,825
Series 2022-SFR1, Class F1, PO, 5/19/2039 ‡ (a)	6,000,000	5,724,419
Series 2022-SFR1, Class F2, PO, 5/19/2039 ‡ (a)	2,600,000	2,479,729
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (a)	3,165,000	3,130,940
Series 2022-SFR1, Class E2, 5.00%, 5/19/2039 (a)	3,094,000	3,054,444
FMC GMSR Issuer Trust
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (a) (h)	6,900,000	6,877,707
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (a)	7,000,000	7,024,452
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (a)	600,000	598,708
Series 2021-GT1, Class B, 4.36%, 7/25/2028 (a) (h)	1,900,000	1,841,734
Series 2026-GT1I, Class A, 5.90%, 8/20/2029 ‡ (h)	28,000,000	28,000,000
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Fortiva Retail Credit Master Note Business Trust
Series 2025-TWO, Class A, 5.92%, 5/15/2031 (a)	11,910,000	11,852,552
Series 2025-TWO, Class B, 6.90%, 5/15/2031 ‡ (a)	5,000,000	5,012,500
Foundation Finance Trust
Series 2021-1A, Class C, 2.99%, 5/15/2041 (a)	214,671	208,287
Series 2023-1A, Class D, 9.18%, 12/15/2043 (a)	1,129,059	1,185,964
Series 2024-1A, Class C, 6.53%, 12/15/2049 (a)	407,085	415,211
Series 2024-1A, Class D, 8.13%, 12/15/2049 (a)	3,670,434	3,797,166
FRTKL Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (a)	1,000,000	997,444
FW Energy Asset Issuer LLC 7.15%, 8/25/2044 ‡	4,067,312	4,088,466
GGAM Master Trust International Ltd. (Cayman Islands)
Series 2026-1A, Class Y, 9.32%, 9/30/2060 (a)	32,240,000	31,937,895
Series 2025-1A, Class Y, 9.70%, 9/30/2060 (a)	19,325,407	19,478,517
GLS Auto Receivables Issuer Trust
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	204,319	204,273
Series 2023-2A, Class E, 9.37%, 1/15/2030 (a)	2,000,000	2,081,156
Series 2023-1A, Class E, 11.42%, 3/15/2030 (a)	1,500,000	1,587,779
Series 2025-1A, Class D, 5.61%, 11/15/2030 (a)	1,700,000	1,712,264
Series 2025-2A, Class D, 5.59%, 1/15/2031 (a)	14,300,000	14,334,523
Series 2026-1A, Class D, 5.02%, 12/15/2031 (a)	17,463,000	17,169,540
Series 2026-2A, Class C, 4.90%, 1/15/2032 (a)	3,755,000	3,732,437
Series 2026-2A, Class D, 5.38%, 1/15/2032 (a)	4,145,000	4,109,557
Series 2025-1A, Class E, 7.19%, 3/15/2032 (a)	1,200,000	1,222,304
Series 2026-1A, Class E, 6.51%, 3/15/2033 (a)	9,500,000	9,282,609
GLS Auto Select Receivables Trust
Series 2024-1A, Class B, 5.32%, 3/15/2030 (a)	1,000,000	1,005,339
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-1A, Class C, 5.69%, 3/15/2030 (a)	300,000	303,328
Series 2024-1A, Class D, 6.43%, 1/15/2031 (a)	705,000	720,492
GoodLeap Home Improvement Solutions Trust
Series 2025-1A, Class A, 5.38%, 2/20/2049 (a)	5,160,078	5,156,358
Series 2025-3A, Class A, 5.00%, 10/20/2049 (a)	7,585,298	7,497,283
Grit 10.00%, 3/27/2030 ‡	25,000,000	24,750,000
GS Mortgage-Backed Securities Trust
Series 2026-CES1, Class A1, 4.90%, 5/25/2056 (a) (i)	9,358,342	9,235,122
Series 2026-CES2, Class A1A, 5.23%, 6/25/2056 (a) (i)	18,431,254	18,244,389
Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (a) (h)	11,699,815	11,698,987
HERO Funding (Cayman Islands) Series 2018-2A, Class A2, 4.02%, 9/20/2049 ‡	3,774,094	3,544,683
Hertz Vehicle Financing LLC Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	1,397,000	1,401,328
Hibernia IV Abs Issuer LLC
6.32%, 8/25/2046 ‡	15,000,000	14,999,904
7.19%, 8/25/2046 ‡	15,000,000	14,999,759
Hilton Grand Vacations Trust
Series 2022-2A, Class D, 8.73%, 1/25/2037 (a)	144,487	148,123
Series 2020-AA, Class C, 6.42%, 2/25/2039 (a)	60,432	60,755
Series 2024-1B, Class D, 8.85%, 9/15/2039 (a)	1,258,641	1,291,868
Series 2026-1A, Class D, 7.21%, 2/25/2043 (a)	4,158,281	4,174,562
Series 2025-3EXT, Class D, 7.38%, 10/25/2044 (a)	3,575,543	3,591,777
HINNT LLC
Series 2022-A, Class D, 6.50%, 5/15/2041 (a)	187,882	186,411
Series 2022-A, Class E, 8.00%, 5/15/2041 (a)	735,697	723,984
Series 2024-A, Class D, 7.00%, 3/15/2043 (a)	1,530,982	1,525,158
Series 2024-A, Class E, 8.00%, 3/15/2043 (a)	921,377	898,880
Series 2025-A, Class D, 8.22%, 3/15/2044 (a)	1,675,588	1,701,007
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Home Partners of America Trust
Series 2021-2, Class D, 2.65%, 12/17/2026 (a)	9,593,450	9,508,545
Series 2021-2, Class F, 3.80%, 12/17/2026 (a)	10,264,991	10,185,824
Series 2022-1, Class D, 4.73%, 4/17/2039 (a)	3,316,201	3,285,947
Series 2021-3, Class D, 3.00%, 1/17/2041 (a)	3,752,125	3,501,928
Huntington Bank Auto Credit-Linked Notes Series 2025-2, Class B1, 4.84%, 9/20/2033 (a)	11,578,243	11,523,718
Identity Digital Capital LLC 6.79%, 3/20/2065 ‡	6,000,000	5,914,200
Invitation Homes Trust
Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (a)	4,195,000	4,006,194
Series 2024-SFR1, Class E, 4.50%, 9/17/2041 (a)	5,580,000	5,294,394
Ista Jet Seri 6.97%, 4/5/2032 ‡ (a)	12,837,500	12,837,500
JBHP
10.28%, 12/15/2041 ‡ (a)	6,950,079	6,950,079
Series 2026-1 B, 14.10%, 12/15/2041 ‡	4,643,475	4,644,404
JGW 11.71%, 8/15/2036 ‡ (a)	8,000,000	7,967,398
JGW ABS Trust
6.00%, 8/15/2036 ‡ (a)	15,000,000	14,999,532
9.34%, 8/15/2036 ‡ (a)	15,000,000	14,998,571
John Deere Owner Trust Series 2023-B, Class A4, 5.11%, 5/15/2030	2,200,000	2,207,550
Jonah Energy ABS LLC
Series 2024-1A, Class B, 11.24%, 8/10/2039 ‡ (a)	3,593,913	3,592,116
Series 2022-1, Class C, 12.66%, 8/10/2039 ‡ (a)	8,000,000	8,000,800
Series 2025-1A, Class A2, 7.36%, 12/10/2040 (a)	7,296,045	7,179,308
Series 2025-1A, Class B, 11.25%, 12/10/2040 (a)	4,136,720	4,139,616
Lending Funding Trust
Series 2020-2A, Class A, 2.32%, 4/21/2031 (a)	972,682	965,120
Series 2020-2A, Class D, 6.77%, 4/21/2031 (a)	4,000,000	3,980,850
Lendingpoint Asset Securitization Trust Series 2022-A, Class D, 4.54%, 6/15/2029 (a)	265,291	86,359
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	87

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Lendmark Funding Trust
Series 2021-1A, Class A, 1.90%, 11/20/2031 (a)	555,961	548,543
Series 2021-1A, Class D, 5.05%, 11/20/2031 (a)	4,370,000	4,177,493
Series 2021-2A, Class B, 2.37%, 4/20/2032 (a)	1,545,000	1,458,487
Series 2021-2A, Class D, 4.46%, 4/20/2032 (a)	8,300,000	7,722,862
Series 2024-2A, Class E, 8.47%, 2/21/2034 (a)	7,303,000	7,394,143
Series 2025-1A, Class E, 8.91%, 9/20/2034 (a)	4,745,000	4,861,324
Series 2026-1A, Class D, 5.90%, 11/20/2035 (a)	4,000,000	3,927,866
Liberty 7.25%, 5/14/2031 ‡	40,000,000	40,033,200
LVNV
6.55%, 8/15/2029 ‡	15,000,000	15,000,000
6.68%, 8/15/2031 ‡	20,000,000	20,000,000
Mariner Finance issuance Trust Series 2024-BA, Class E, 8.80%, 11/20/2038 (a)	6,480,000	6,696,676
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.33%, 3/20/2036 (a)	1,300,000	1,270,687
Series 2021-AA, Class C, 2.96%, 3/20/2036 (a)	370,000	359,292
Series 2021-AA, Class D, 3.83%, 3/20/2036 (a)	651,000	633,090
Series 2021-AA, Class E, 5.40%, 3/20/2036 (a)	6,040,000	5,822,357
Series 2021-BA, Class E, 4.68%, 11/20/2036 (a)	7,815,000	7,336,743
Series 2025-BA, Class E, 7.51%, 11/22/2038 (a)	3,155,000	3,137,250
Series 2026-AA, Class D, 6.16%, 5/20/2039 (a)	3,425,000	3,399,228
Merchants Fleet Funding LLC Series 2023-1A, Class A, 7.21%, 5/20/2036 (a)	348,010	348,541
Mercury Financial Credit Card Master Trust
Series 2025-1A, Class C, 8.29%, 12/22/2031 (a)	7,500,000	7,375,148
Series 2026-1A, Class C, 8.45%, 2/20/2032 (a)	12,000,000	11,875,541
Series 2026-1A, Class D, 11.85%, 2/20/2032 (a)	12,000,000	11,881,001
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2026-2A, Class E, 8.47%, 6/21/2032 (a)	9,789,000	9,791,967
Midcon
6.02%, 7/10/2030 ‡	22,000,000	22,000,000
7.09%, 10/13/2033 ‡	8,000,000	8,000,000
Midcon Energy Asset Issuer LLC
5.31%, 2/27/2051 ‡ (h)	8,800,538	8,800,538
6.53%, 2/27/2051 ‡	4,700,271	4,700,271
Mission Lane Credit Card Master Trust Series 2025-B, Class A, 5.06%, 9/15/2031 (a)	5,825,000	5,804,054
Mpire Frn
Series 2026, 8.29%, 9/13/2030 ‡ (a)	6,993,938	7,013,731
Series 2026, 11.16%, 9/19/2030 ‡ (a)	2,797,574	2,805,491
MVW LLC
Series 2020-1A, Class C, 4.21%, 10/20/2037 (a)	33,711	33,695
Series 2020-1A, Class D, 7.14%, 10/20/2037 (a)	337,111	337,203
Series 2023-1A, Class C, 6.54%, 10/20/2040 (a)	870,521	883,061
Series 2022-2A, Class C, 7.62%, 10/21/2041 (a)	251,515	257,281
Series 2022-2A, Class D, 9.00%, 10/21/2041 (a)	610,679	621,783
NALP Business Loan Trust
Series 2026-1, Class A, 5.72%, 6/26/2051 (a)	12,586,904	12,384,205
Series 2026-1, Class B, 7.18%, 6/26/2051 (a)	1,846,711	1,827,057
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class D, 3.30%, 2/17/2039 (a)	340,000	336,351
Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (a)	420,000	414,712
Series 2022-SFR1, Class F, 4.44%, 2/17/2039 (a)	5,650,000	5,585,766
Nexgen, Inc. 0.00, 11/16/2033 ‡ (h)	15,366,949	15,350,526
Nexus Nova (Spain) 6.50%, 11/8/2028 ‡	10,602,107	10,602,425
Nexus Nova Frn 6.55%, 8/10/2027 ‡	18,000,000	18,000,000
NMABS Issuer I LLC Series 2026-1A, Class A, 5.51%, 7/20/2056 (a)	19,995,833	19,892,117
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
NRZ Excess Spread-Collateralized Notes Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	725,399	722,697
Octane Receivables Trust
Series 2022-2A, Class D, 7.70%, 2/20/2030 (a)	1,957,411	1,974,431
Series 2024-1A, Class D, 6.43%, 10/21/2030 (a)	3,000,000	3,050,337
OneMain Direct Auto Receivables Trust Series 2026-1A, Class D, 5.30%, 10/14/2036 (a)	12,000,000	11,748,451
OneMain Financial Issuance Trust Series 2026-2A, Class D, 5.91%, 1/14/2038 (a)	10,393,000	10,364,779
Oneslt 8.00%, 12/15/2030 ‡	4,995,162	4,995,162
Oportun Issuance Trust
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	27,839	27,512
Series 2021-B, Class C, 3.65%, 5/8/2031 (a)	362,951	360,413
Series 2021-C, Class A, 2.18%, 10/8/2031 (a)	541,547	534,643
Series 2024-2, Class D, 10.47%, 2/9/2032 (a)	7,500,000	7,613,408
Series 2026-A, Class C, 5.45%, 1/9/2034 (a)	8,108,000	8,060,726
Pagaya AI Technology in Housing Trust Series 2023-1, Class E2, 3.60%, 10/25/2040 (a)	8,159,000	7,499,909
PAR Issuer Trust Series 2026-3A, Class A, 5.89%, 5/15/2034 ‡ (a)	14,000,000	13,986,706
PFP Ltd. (Cayman Islands) Series 2026-14, Class AS, 5.24%, 12/18/2043 (a) (h)	5,000,000	5,009,419
Piper ABS Issuer I LLC Series 2025-1A, Class B, 9.81%, 1/15/2046 ‡	7,464,441	7,464,441
Porsche Financial Auto Securitization Trust
Series 2023-1A, Class A3, 4.81%, 9/22/2028 (a)	57,351	57,379
Series 2023-2A, Class A3, 5.79%, 1/22/2029 (a)	64,646	64,836
PRET Trust Series 2026-RN1, Class A1, 5.67%, 6/25/2066 (a) (i)	23,751,810	23,681,219
Progress Residential Trust
Series 2022-SFR2, Class E2, 4.80%, 4/17/2027 (a)	651,000	643,132
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	2,650,000	2,638,410
Series 2021-SFR8, Class F, 3.18%, 10/17/2038 (a)	3,880,000	3,864,065
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (a)	1,090,000	1,081,530
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (a)	4,160,000	4,139,069
Series 2022-SFR3, Class F, 6.60%, 4/17/2039 (a)	665,000	662,600
Series 2021-SFR7, Class E1, 2.59%, 8/17/2040 (a)	793,000	747,772
Series 2023-SFR2, Class E1, 4.75%, 10/17/2040 (a)	3,769,000	3,657,566
Series 2021-SFR9, Class F, 4.05%, 11/17/2040 (a)	10,450,000	10,034,252
Series 2022-SFR1, Class E2, 3.99%, 2/17/2041 (a)	5,750,000	5,474,472
Series 2022-SFR1, Class F, 4.88%, 2/17/2041 (a)	10,750,000	10,322,368
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (a) (h)	3,434,000	3,228,659
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (a) (h)	4,136,000	3,878,975
Series 2024-SFR5, Class E1, 3.38%, 8/17/2041 (a) (h)	9,905,000	9,090,926
Series 2025-SFR2, Class E1, 3.72%, 4/17/2042 (a) (h)	4,867,443	4,482,573
Series 2025-SFR3, Class C, 3.39%, 7/17/2042 (a)	963,000	883,047
Series 2026-SFR1, Class B, 4.00%, 2/17/2043 (a)	7,995,175	7,474,107
Series 2026-SFR1, Class D, 4.00%, 2/17/2043 (a)	5,921,427	5,426,765
Series 2026-SFR2, Class D, 4.32%, 5/17/2043 (a)	10,250,000	9,496,910
Series 2026-SFR3, Class D, 4.25%, 7/17/2043 (a)	7,005,000	6,436,025
Prometheus 0.00%, 9/12/2029 ‡	14,200,000	14,058,000
Purchasing Power Funding LLC Series 2026-A, Class C, 5.25%, 8/15/2030 (a)	6,998,000	6,932,113
Purewest ABS Issuer LLC
Series 2025-1, Class A2, 6.53%, 4/5/2040 ‡ (a)	5,905,195	5,867,992
Series 2025-1, Class B, 10.28%, 4/5/2040 ‡ (a)	9,551,234	9,551,234
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	89

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
RCKT Mortgage Trust
Series 2026-CES2, Class A1A, 4.76%, 2/25/2056 (a) (i)	15,266,933	15,017,760
Series 2026-CES4, Class A1A, 5.12%, 4/25/2056 (a) (i)	12,807,776	12,687,510
Series 2026-CES7, Class A1A, 5.41%, 7/1/2056 (a) (i)	20,345,524	20,319,828
Reach ABS Trust
Series 2025-2A, Class C, 5.69%, 8/18/2032 (a)	10,563,000	10,494,089
Series 2025-2A, Class D, 7.31%, 8/18/2032 (a)	1,000,000	1,015,609
Series 2026-1A, Class D, 5.16%, 2/15/2033 (a)	10,910,000	10,637,313
Series 2026-2A, Class D, 5.67%, 2/15/2035 (a)	8,945,000	8,872,929
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 6.25%, 12/27/2044 (a) (h)	5,045	5,046
Renew
Series 2023-1A, Class A, 5.90%, 11/20/2058 (a)	2,393,071	2,378,284
Series 2024-2A, Class B, 8.22%, 11/20/2060 (a)	1,410,065	1,401,928
Research-Driven Pagaya Motor Asset Trust Series 2026-3A, Class A4, 5.88%, 3/26/2035 (a)	8,830,000	8,858,069
Research-Driven Pagaya Motor Trust
Series 2025-5A, Class A3, 4.84%, 6/26/2034 (a)	16,000,000	15,934,275
Series 2026-X1A, Class B, 6.85%, 9/25/2036 (a)	22,000,000	22,000,000
Revolution III Abs LLC
6.18%, 3/28/2046 ‡	4,998,712	4,868,746
9.76%, 3/28/2046 ‡	4,614,426	4,520,753
RKTL Series 2026-1A, Class C, 4.64%, 2/26/2035 (a)	5,200,000	5,111,811
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class F, 10.17%, 6/15/2032 (a)	5,482,749	5,645,659
Series 2024-B, Class F, 8.88%, 1/18/2033 (a)	2,758,490	2,820,058
Series 2025-A, Class F, 7.34%, 1/16/2034 (a)	7,775,000	7,728,357
Santander Drive Auto Receivables Trust
Series 2022-4, Class C, 5.00%, 11/15/2029	2,413,462	2,416,499
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2023-2, Class C, 5.47%, 12/16/2030	1,194,106	1,201,792
Series 2022-5, Class D, 5.67%, 12/16/2030	4,298,759	4,310,172
Series 2022-6, Class D, 5.69%, 2/18/2031	5,330,033	5,350,329
Series 2025-3, Class D, 5.11%, 9/15/2031	4,800,000	4,788,090
Series 2024-4, Class D, 5.32%, 12/15/2031	2,230,000	2,239,790
Series 2026-1, Class D, 4.75%, 4/15/2032	17,119,000	16,804,683
Santander Mortgage Asset Receivable Trust Series 2026-CES1, Class A1A, 4.88%, 1/25/2056 (a) (i)	9,168,883	9,016,347
SCF Equipment Leasing LLC
Series 2023-1A, Class B, 6.37%, 5/20/2032 (a)	4,000,000	4,054,643
Series 2024-1A, Class D, 6.58%, 6/21/2033 (a)	3,322,000	3,386,221
Series 2024-1A, Class E, 9.00%, 12/20/2034 (a)	4,300,000	4,523,694
Series 2025-2A, Class E, 6.21%, 6/20/2036 (a)	9,235,000	8,962,128
Series 2023-1A, Class E, 7.00%, 7/21/2036 (a)	5,400,000	5,512,965
Sierra Timeshare Receivables Funding LLC
Series 2022-1A, Class D, 6.00%, 10/20/2038 (a)	85,860	85,839
Series 2022-3A, Class D, 10.52%, 7/20/2039 (a)	142,994	147,287
Series 2023-1A, Class D, 9.80%, 1/20/2040 (a)	547,074	568,095
Series 2023-2A, Class D, 9.72%, 4/20/2040 (a)	265,386	276,116
Series 2022-2A, Class D, 9.22%, 6/20/2040 (a)	89,109	90,311
Series 2024-2A, Class D, 7.48%, 6/20/2041 (a)	899,442	904,623
Series 2024-3A, Class D, 6.93%, 8/20/2041 (a)	718,573	714,748
Series 2026-1A, Class D, 7.10%, 12/22/2042 (a)	10,875,432	10,799,982
Series 2026-2A, Class D, 7.19%, 5/20/2043 (a)	4,708,836	4,702,341
Series 2025-2A, Class D, 6.79%, 4/20/2044 (a)	2,095,305	2,074,239
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2025-3A, Class D, 6.54%, 8/22/2044 (a)	1,453,108	1,426,407
SpringCastle America Funding LLC Series 2020-AA, Class A, 1.97%, 9/25/2037 (a)	206,701	194,355
SRT Issuer I LLC 0.00%, 7/7/2031 ‡ (h)	15,000,000	14,981,250
SRT Issuer LLC 0.00%, 12/7/2031 ‡ (h)	15,000,000	15,006,565
STAR Trust
Series 2025-SFR5, Class A, 5.09%, 2/17/2042 (a) (h)	6,482,445	6,486,307
Series 2025-SFR5, Class B, 5.39%, 2/17/2042 (a) (h)	4,000,000	3,992,500
Series 2025-SFR5, Class C, 5.59%, 2/17/2042 (a) (h)	1,000,000	998,543
Stream Innovations Issuer Trust
Series 2026-1A, Class B, 5.27%, 8/15/2046 (a)	5,731,054	5,620,751
Series 2026-1A, Class C, 6.05%, 8/15/2046 (a)	1,997,579	1,976,050
Series 2026-1A, Class D, 8.18%, 8/15/2046 (a)	2,347,155	2,355,700
Towd Point Mortgage Trust
Series 2026-FIX1, Class A1, 4.98%, 12/25/2065 (a) (i)	16,493,563	16,251,742
Series 2026-CES1, Class A1, 4.96%, 1/25/2066 (a) (i)	12,599,465	12,428,427
Series 2026-CES2, Class A1A, 4.72%, 2/25/2066 (a) (i)	8,670,907	8,502,369
Series 2026-CES3, Class A1, 5.30%, 6/20/2066 (a) (i)	19,425,433	19,321,289
Tricon Residential Trust Series 2025-SFR1, Class C, 5.24%, 3/17/2042 (a) (h)	5,750,000	5,751,525
Truist Bank Auto Credit-Linked Notes Series 2025-1, Class B, 4.73%, 9/26/2033 (a)	3,692,087	3,674,899
Ucielo 2025-assi 10.51%, 8/9/2033 ‡	211,918	211,918
Ucielo 2025-assic 8.01%, 8/9/2033 ‡	62,329	62,329
United Airlines Pass-Through Trust
Series 2014-2, Class A, 3.75%, 9/3/2026	460,452	460,325
Series 2018-1, Class A, 3.70%, 3/1/2030	9,314	8,850
Series 2024-1, Class AA, 5.45%, 2/15/2037	1,765,789	1,767,321
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United Auto Credit Securitization Trust Series 2022-2, Class E, 10.00%, 4/10/2029 (a)	1,000,000	407,016
UOG ABS Issuer LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (a)	597,121	609,004
Upstart Frn Series 2025-TE, 6.80%, 3/29/2029 ‡ (a)	5,453,926	5,447,108
Upstart Securitization Trust
Series 2025-1, Class A, 5.45%, 4/20/2035 (a)	1,916,442	1,920,538
Series 2025-2, Class D, 8.00%, 6/20/2035 (a)	5,000,000	5,117,945
Series 2025-3, Class D, 7.41%, 9/20/2035 (a)	4,000,000	4,037,059
Series 2025-4, Class D, 7.67%, 11/20/2035 (a)	4,500,000	4,581,428
UPSTART Securitization Trust Series 2026-1, Class B, 4.98%, 3/20/2036 (a)	8,927,000	8,874,738
US Auto Funding Trust
Series 2022-1A, Class B, 5.13%, 12/15/2026 ‡ (a)	578,525	154,057
Series 2022-1A, Class D, 9.14%, 7/15/2027 ‡ (a)	1,000,000	10
US Bank NA Series 2026-RVM1, Class B1, 4.96%, 12/25/2046 (a)	8,573,020	8,409,753
Veros Auto Receivables Trust Series 2026-1, Class C, 5.22%, 7/15/2031 (a)	4,930,000	4,913,216
VistaJet Pass Through Trust Series 2021-1C, 9.50%, 8/15/2031 (a)	5,320,000	5,244,322
VOLT CII LLC Series 2021-NP11, Class A1, 5.87%, 8/25/2051 (a) (i)	20,768	20,766
Westgate Resorts LLC
Series 2023-1A, Class C, 7.49%, 12/20/2037 (a)	1,121,490	1,136,608
Series 2026-1A, Class D, 7.99%, 10/20/2039 (a)	7,635,938	7,664,711
Westlake Automobile Receivables Trust
Series 2023-3A, Class C, 6.02%, 9/15/2028 (a)	1,022,371	1,025,774
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	905,000	911,822
Series 2023-2A, Class D, 7.01%, 11/15/2028 (a)	842,302	849,280
Series 2023-4A, Class D, 7.19%, 7/16/2029 (a)	3,500,000	3,574,756
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	91

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-3A, Class C, 4.92%, 11/15/2029 (a)	7,000,000	7,018,110
Series 2025-3A, Class C, 4.68%, 7/15/2031 (a)	5,809,000	5,783,015
Wolf Energy Asset Issuer LLC 5.70%, 7/25/2050 ‡	4,975,691	4,975,691
Total Asset-Backed Securities (Cost $2,172,614,456)		2,172,986,994
U.S. Treasury Obligations — 14.4%
U.S. Treasury Bonds
1.13%, 5/15/2040	8,454,000	5,202,512
1.13%, 8/15/2040	79,097,100	48,150,360
1.38%, 11/15/2040	29,720,000	18,663,231
2.25%, 5/15/2041	32,359,000	22,888,936
2.00%, 11/15/2041	22,600,000	15,166,719
4.00%, 11/15/2042	91,722,400	80,088,703
3.63%, 8/15/2043	53,044,000	43,672,203
3.75%, 11/15/2043	48,418,000	40,440,378
4.75%, 11/15/2043	70,645,600	67,140,916
3.38%, 5/15/2044	14,050,000	11,058,887
3.00%, 11/15/2044	35,095,000	25,870,225
2.50%, 2/15/2045	11,069,000	7,468,548
4.88%, 8/15/2045	139,350,000	133,318,758
3.00%, 2/15/2047	77,712,900	55,564,723
3.00%, 8/15/2048	27,741,200	19,483,858
3.38%, 11/15/2048	54,949,000	41,211,750
1.88%, 2/15/2051	2,622,000	1,388,533
2.38%, 5/15/2051	78,487,900	46,813,740
2.25%, 2/15/2052	6,775,000	3,884,245
2.88%, 5/15/2052	8,214,000	5,421,240
4.00%, 11/15/2052	129,635,000	105,956,357
3.63%, 2/15/2053	4,682,000	3,573,866
4.75%, 11/15/2053	70,725,000	65,376,422
4.50%, 11/15/2054	124,385,000	110,459,711
4.75%, 5/15/2055	27,615,000	25,538,482
U.S. Treasury Notes
1.13%, 10/31/2026	36,764,000	36,596,264
0.50%, 8/31/2027	95,000,000	91,585,937
3.63%, 8/31/2029	399,565,000	390,762,084
4.13%, 11/30/2029	84,780,000	83,998,434
3.63%, 8/31/2030	82,535,000	80,004,142
3.88%, 3/31/2031	7,835,000	7,637,901
4.25%, 11/15/2034	99,550,400	96,626,107
4.63%, 2/15/2035	15,600,000	15,525,047
4.00%, 11/15/2035	163,370,000	154,576,100
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

U.S. Treasury STRIPS Bonds
4.50%, 5/15/2031 (l)	66,705,697	53,846,610
4.14%, 2/15/2034 (l)	4,986,000	3,510,941
5.29%, 5/15/2040 (l)	3,436,000	1,703,365
5.41%, 8/15/2040 (l)	27,517,340	13,425,989
5.19%, 11/15/2040 (l)	18,060,000	8,669,880
4.55%, 5/15/2041 (l)	10,019,000	4,651,849
5.02%, 8/15/2041 (l)	67,105,059	30,661,060
2.85%, 2/15/2042 (l)	1,065,000	471,145
5.27%, 5/15/2042 (l)	41,340,000	18,000,753
5.26%, 11/15/2043 (l)	18,035,000	7,150,650
Total U.S. Treasury Obligations (Cost $2,192,356,012)		2,103,207,561
Commercial Mortgage-Backed Securities — 7.2%
BAMLL Re-REMIC Trust
Series 2024-FRR3, Class D, 0.55%, 1/27/2050 ‡ (a) (h)	11,563,000	11,180,912
Series 2024-FRR3, Class C, 0.61%, 1/27/2050 ‡ (a) (h)	11,000,000	10,722,238
Series 2024-FRR2, Class D, 1.20%, 7/27/2050 ‡ (a) (h)	7,830,000	7,432,761
Series 2025-FRR5, Class DK73, 1.01%, 2/27/2051 ‡ (a) (h)	4,000,000	3,635,646
Series 2025-FRR5, Class CK73, 1.02%, 2/27/2051 ‡ (a) (h)	4,000,000	3,689,250
Series 2025-FRR5, Class CK86, PO, 11/27/2051 (a)	4,000,000	3,431,236
Series 2025-FRR5, Class DK86, PO, 11/27/2051 (a)	4,000,000	3,342,720
Series 2025-FRR5, Class C736, 0.00%, 9/27/2052 ‡ (a) (h)	4,000,000	3,982,240
Series 2025-FRR5, Class D736, 0.00%, 9/27/2052 ‡ (a) (h)	4,000,000	3,979,205
Banc of America Re-REMIC Trust
Series 2024-FRR1, Class B, 0.00%, 4/27/2049 ‡ (a)	5,000,000	3,683,681
Series 2024-FRR1, Class C, 0.00%, 4/27/2049 ‡ (a)	7,128,000	4,836,359
Series 2024-FRR1, Class A, 2.05%, 4/27/2049 ‡ (a) (h)	3,000,000	2,390,968
BMD2 Re-Remic Trust Series 2019-FRR1, Class 6B10, 2.33%, 5/25/2052 ‡ (a) (h)	11,219,000	9,796,816
BMD2 Re-REMIC Trust
Series 2019-FRR1, Class 4C, PO, 5/25/2052 ‡ (a)	14,786,000	12,644,714
Series 2019-FRR1, Class 4D1, PO, 5/25/2052 ‡ (a)	9,786,000	7,583,847
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2019-FRR1, Class 5C, PO, 5/25/2052 ‡ (a)	6,619,500	5,620,693
Series 2019-FRR1, Class 5D1, PO, 5/25/2052 ‡ (a)	2,500,000	1,968,819
Series 2019-FRR1, Class 6C, PO, 5/25/2052 ‡ (a)	2,500,000	2,013,542
Series 2019-FRR1, Class 5B13, 2.15%, 5/25/2052 ‡ (a) (h)	8,169,000	7,327,005
BOFAS Re-REMIC Trust
Series 2026-FRR7, Class AGX1, 3.59%, 10/27/2037 (a) (h)	5,885,000	5,700,067
Series 2026-FRR7, Class DK77, 1.27%, 5/27/2051 ‡ (a) (h)	14,535,000	13,202,303
Series 2025-FRR6, Class B, 1.49%, 11/27/2051 ‡ (a) (h)	7,636,000	6,828,185
Series 2025-FRR6, Class C, 1.49%, 11/27/2051 ‡ (a) (h)	8,000,000	6,996,894
Series 2026-FRR7, Class DK97, 1.36%, 7/27/2052 ‡ (a) (h)	19,598,000	16,566,701
Series 2026-FRR8, Class D124, 1.23%, 12/27/2053 ‡ (a) (h)	5,000,000	3,930,144
Series 2026-FRR8, Class C124, 1.42%, 12/27/2053 ‡ (a) (h)	3,507,938	2,830,754
Series 2026-FRR8, Class D129, 1.34%, 4/27/2054 ‡ (a) (h)	7,452,000	5,771,650
Series 2026-FRR8, Class C129, 1.46%, 4/27/2054 ‡ (a) (h)	3,868,249	3,030,407
BX Commercial Mortgage Trust Series 2025-COPT, Class A, 5.39%, 8/15/2042 (a) (h)	6,105,000	6,106,908
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (a)	2,000,000	1,974,103
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class BK98, 0.00%, 8/29/2029 (a)	7,150,000	5,751,160
Series 2021-FRR1, Class AK99, 0.00%, 9/29/2029 (a)	3,000,000	2,446,920
Series 2021-FRR1, Class BK99, 0.00%, 9/29/2029 (a)	400,000	309,356
Citigroup Commercial Mortgage Trust Series 2026-MFAM1, Class A3, 5.88%, 7/15/2059 (h)	5,000,000	5,112,195
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (a)	7,500,000	6,920,687
Series 2014-USA, Class C, 4.34%, 9/15/2037 (a)	10,325,000	8,815,672
Series 2014-USA, Class D, 4.37%, 9/15/2037 (a)	8,974,000	7,494,732
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

CSTL Commercial Mortgage Trust
Series 2025-GATE2, Class E, 6.35%, 11/10/2042 (a) (h)	9,500,000	9,307,110
Series 2026-GATE3, Class E, 6.34%, 2/10/2043 (a) (h)	4,124,000	4,033,072
DLIC Re-REMIC Trust
Series 2025-FRR1, Class AGX1, 3.59%, 10/27/2037 ‡ (a) (h)	6,195,000	6,025,143
Series 2025-FRR1, Class C104, 1.62%, 12/27/2052 ‡ (a) (h)	7,990,000	6,696,318
FHLMC Series 2025-MN11, Class M2, 6.29%, 7/25/2045 (a) (h)	5,000,000	4,962,641
FHLMC MSCR Trust
Series 2023-MN7, Class M2, 9.34%, 9/25/2043 (a) (h)	1,240,000	1,326,254
Series 2024-MN8, Class M2, 7.89%, 5/25/2044 (a) (h)	4,761,000	4,965,309
Series 2024-MN9, Class M2, 6.89%, 10/25/2044 (a) (h)	4,000,000	4,058,965
Series 2025-MN10, Class M1, 5.69%, 2/25/2045 (a) (h)	6,319,244	6,326,919
Series 2025-MN10, Class M2, 6.49%, 2/25/2045 (a) (h)	19,915,000	20,037,858
Series 2025-MN12, Class M2, 6.39%, 11/25/2045 (a) (h)	5,000,000	4,989,758
Series 2026-MN13, Class M2, 6.59%, 3/25/2046 (a) (h)	16,000,000	16,099,507
Series 2026-MN14, Class M2, 6.34%, 6/25/2046 (a) (h)	11,206,000	11,226,952
Series 2021-MN1, Class M1, 5.64%, 1/25/2051 (a) (h)	148,627	148,543
Series 2021-MN1, Class M2, 7.39%, 1/25/2051 (a) (h)	26,991,000	27,435,939
Series 2021-MN1, Class B1, 11.39%, 1/25/2051 (a) (h)	16,180,000	17,788,997
Series 2021-MN3, Class M1, 5.94%, 11/25/2051 (a) (h)	101,120	101,132
Series 2021-MN3, Class M2, 7.64%, 11/25/2051 (a) (h)	13,462,000	13,776,709
FHLMC, Multi-Family Structured Credit Risk
Series 2022-MN4, Class M1, 7.89%, 5/25/2052 (a) (h)	845,172	846,219
Series 2022-MN4, Class M2, 10.14%, 5/25/2052 (a) (h)	750,000	819,047
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	93

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KW06, Class A2, 3.80%, 6/25/2028 (h)	1,643,799	1,622,316
Series K088, Class A2, 3.69%, 1/25/2029	350,000	342,286
Series K753, Class A2, 4.40%, 10/25/2030	3,125,000	3,081,675
Series K128, Class X3, IO, 2.88%, 4/25/2031 (h)	550,000	57,676
Series KJ48, Class A2, 5.03%, 10/25/2031	2,000,000	2,000,955
Series K136, Class A2, 2.13%, 11/25/2031	3,500,000	3,075,701
Series K142, Class A2, 2.40%, 3/25/2032	1,250,000	1,105,439
Series K-151, Class A2, 3.80%, 10/25/2032 (h)	1,050,000	990,852
Series K-153, Class A2, 3.82%, 12/25/2032 (h)	1,000,000	943,797
Series KJ44, Class A2, 4.61%, 2/25/2033	5,000,000	4,922,122
Series K-160, Class A2, 4.50%, 8/25/2033 (h)	6,000,000	5,853,753
Series K-1520, Class X1, IO, 0.57%, 2/25/2036 (h)	4,422,497	136,258
Series K-1520, Class X3, IO, 3.20%, 4/25/2039 (h)	550,000	118,026
Series Q014, Class X, IO, 2.73%, 10/25/2055 (h)	1,692,736	227,121
FNMA ACES
Series 2017-M3, Class A2, 2.56%, 12/25/2026 (h)	146,828	146,029
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (h)	300,000	259,717
Series 2023-M2, Class PT, 3.23%, 4/25/2031 (h)	3,882,417	3,653,671
Series 2026-M10, Class A1, 1.91%, 6/25/2031 (h)	4,863,518	4,457,545
Series 2022-M1G, Class A2, 1.58%, 9/25/2031 (h)	2,700,000	2,341,286
Series 2026-M9, Class A1, 1.62%, 10/25/2031 (h)	6,915,041	6,174,046
Series 2022-M1, Class A1, 1.72%, 10/25/2031 (h)	317,269	296,585
Series 2022-M3, Class A2, 1.76%, 11/25/2031 (h)	1,400,000	1,200,444
Series 2021-M15, Class A2, 1.88%, 11/25/2031 (h)	1,349,788	1,197,881
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2022-M2, Class A2, 2.40%, 11/25/2031	17,125,000	15,346,512
Series 2022-M8, Class A2, 2.00%, 12/25/2031 (h)	2,500,000	2,169,685
Series 2022-M13, Class A2, 2.67%, 6/25/2032 (h)	1,372,000	1,221,517
Series 2020-M53, Class A2, 1.74%, 11/25/2032 (h)	1,250,000	1,054,153
Series 2026-M9, Class A, 1.62%, 1/25/2033 (h)	6,888,751	6,016,502
Series 2026-M9, Class A2, 1.62%, 1/25/2033 (h)	33,056,309	27,489,660
Series 2023-M8, Class A2, 4.62%, 3/25/2033 (h)	2,980,000	2,912,214
Series 2021-M3, Class X1, IO, 1.96%, 11/25/2033 (h)	350,744	18,149
Series 2026-M10, Class X1, IO, 0.00%, 7/25/2035	39,099,509	4,852
Series 2026-M10, Class A2, 1.91%, 7/25/2035 (h)	28,414,000	23,728,972
Series 2026-M10, Class PS, 1.91%, 7/25/2035 (h)	5,821,000	4,999,469
Series 2021-M8, Class A2, 2.10%, 11/25/2035	18,375,523	16,226,906
FREMF Series 20K-1517, Class C, PO, 8/25/2035 (a)	10,000,000	4,985,426
FREMF Mortgage Trust
Series 2018-K82, Class X2A, IO, 0.10%, 9/25/2028 (a)	85,164,102	135,777
Series 2021-KHG3, Class BFX, 2.48%, 9/25/2028 (a) (h)	1,000,000	920,880
Series 2021-KHG3, Class CFX, 2.48%, 9/25/2028 (a) (h)	10,216,000	9,334,411
Series 2021-KHG3, Class CFL, 9.02%, 9/25/2028 (a) (h)	5,934,733	5,955,373
Series 2018-K82, Class D, PO, 10/25/2028 (a)	8,500,000	7,152,345
Series 2018-K82, Class X2B, IO, 0.10%, 10/25/2028 (a)	22,000,000	41,818
Series 2018-K84, Class D, PO, 11/25/2028 (a)	9,500,000	7,835,051
Series 2019-K92, Class X2A, IO, 0.10%, 4/25/2029 (a)	124,746,223	245,787
Series 2019-KG01, Class X2A, IO, 0.10%, 4/25/2029 (a)	70,929,085	136,538
Series 2019-KG01, Class C, PO, 5/25/2029 (a)	12,278,000	10,080,255
Series 2019-KG01, Class X2B, IO, 0.10%, 5/25/2029 (a)	16,000,000	34,374
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2019-K92, Class X2B, IO, 0.10%, 7/25/2029 (a)	28,380,000	65,966
Series 2019-KC07, Class C, 3.73%, 10/25/2029 (a) (h)	5,000,000	4,263,968
Series 2020-KL06, Class C, 3.52%, 12/25/2029 (a) (h)	3,350,000	2,890,335
Series 2020-K107, Class D, 3.62%, 2/25/2030 (a) (h)	9,000,000	7,448,335
Series 2023-K752, Class D, PO, 8/25/2030 (a)	5,300,000	3,772,211
Series 2023-K752, Class X2B, IO, 0.10%, 8/25/2030 (a)	18,100,000	57,106
Series 2020-KSG1, Class C, PO, 9/25/2030 (a)	5,500,000	3,921,107
Series 2020-KSG1, Class X2A, IO, 0.10%, 9/25/2030 (a)	49,850,784	150,330
Series 2020-KSG1, Class X2B, IO, 0.10%, 9/25/2030 (a)	5,500,000	17,923
Series 2019-KW10, Class C, PO, 10/25/2032 (a)	3,200,000	2,445,189
Series 2019-KW10, Class X2A, IO, 0.10%, 10/25/2032 (a)	34,690,879	79,435
Series 2019-KW10, Class X2B, IO, 0.10%, 10/25/2032 (a)	4,200,000	10,233
Series 2018-K155, Class X2A, IO, 0.10%, 4/25/2033 (a)	90,448,034	369,082
Series 2018-K155, Class C, PO, 5/25/2033 (a)	8,000,000	4,557,650
Series 2018-K155, Class X2B, IO, 0.10%, 5/25/2033 (a)	10,500,000	53,527
Series 2018-K157, Class C, PO, 9/25/2033 (a)	10,448,587	5,790,274
Series 2018-K159, Class C, PO, 11/25/2033 (a)	11,533,464	6,606,901
Series 2018-K159, Class X2B, IO, 0.10%, 11/25/2033 (a)	7,657,071	42,127
Series 19K-1510, Class C, 0.00%, 1/25/2034 (a)	10,000,000	5,370,105
Series 19K-1511, Class C, PO, 4/25/2034 (a)	12,000,000	6,330,948
Series 19K-1514, Class C, 0.00%, 10/25/2034 (a)	12,000,000	6,226,608
Series 21K-1519, Class C, PO, 12/25/2035 (a)	12,601,391	6,118,578
Series 21K-1519, Class X2B, IO, 0.10%, 12/25/2035 (a)	12,601,391	82,259
Series 2017-K68, Class D, PO, 10/25/2049 (a)	8,282,198	7,580,922
Series 2017-K69, Class D, PO, 10/25/2049 (a)	14,343,050	12,955,047
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2017-K69, Class X2B, IO, 0.10%, 10/25/2049 (a)	23,685,560	22,935
Series 2018-K80, Class B, 4.38%, 8/25/2050 (a) (h)	1,000,000	981,237
Series 2018-K81, Class D, PO, 9/25/2051 (a)	9,500,000	7,877,400
Series 2018-K83, Class D, PO, 11/25/2051 (a)	6,800,000	5,617,190
Series 2019-K88, Class C, 4.53%, 2/25/2052 (a) (h)	1,975,000	1,905,672
Series 2019-K92, Class D, PO, 5/25/2052 (a)	12,000,000	9,570,047
Series 2020-K116, Class D, PO, 9/25/2052 (a)	12,000,000	8,282,992
Series 2020-K116, Class X2A, IO, 0.10%, 9/25/2052 (a)	123,613,941	350,161
Series 2020-K116, Class X2B, IO, 0.10%, 9/25/2052 (a)	31,000,000	95,861
Series 2020-K740, Class D, PO, 11/25/2052 (a)	13,300,000	12,108,465
Series 2020-K740, Class X2A, IO, 0.10%, 11/25/2052 (a)	137,208,844	98,749
Series 2020-K740, Class X2B, IO, 0.10%, 11/25/2052 (a)	32,600,000	29,373
Series 2019-K100, Class C, 3.61%, 11/25/2052 (a) (h)	5,250,000	4,922,341
Series 2020-K105, Class D, PO, 3/25/2053 (a)	9,500,000	6,769,831
Series 2020-K105, Class X2A, IO, 0.10%, 3/25/2053 (a)	98,164,749	250,379
Series 2020-K105, Class X2B, IO, 0.10%, 3/25/2053 (a)	23,000,000	66,061
Series 2020-K109, Class D, PO, 5/25/2053 (a)	11,000,000	7,681,932
Series 2020-K113, Class D, PO, 5/25/2053 (a)	9,500,000	6,800,297
Series 2020-K109, Class X2A, IO, 0.10%, 5/25/2053 (a)	118,789,542	332,195
Series 2020-K109, Class X2B, IO, 0.10%, 5/25/2053 (a)	30,000,000	89,688
Series 2020-K115, Class D, PO, 9/25/2053 (a)	12,000,000	8,931,706
Series 2020-K115, Class X2A, IO, 0.10%, 9/25/2053 (a)	127,267,939	382,491
Series 2020-K115, Class X2B, IO, 0.10%, 9/25/2053 (a)	29,200,000	92,549
Series 2020-K118, Class D, PO, 10/25/2053 (a)	13,900,000	10,013,429
Series 2020-K118, Class X2A, IO, 0.10%, 10/25/2053 (a)	149,517,679	464,821
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	95

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2020-K118, Class X2B, IO, 0.10%, 10/25/2053 (a)	31,043,000	101,563
Series 2020-K739, Class D, PO, 11/25/2053 (a)	12,420,931	10,758,592
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (a)	127,417,944	65,174
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (a)	32,912,939	24,240
Series 2020-K122, Class D, PO, 1/25/2054 (a)	11,000,000	7,476,113
Series 2021-K126, Class D, PO, 1/25/2054 (a)	13,000,000	8,954,451
Series 2020-K122, Class X2B, IO, 0.10%, 1/25/2054 (a)	27,000,000	90,102
Series 2021-K126, Class X2A, IO, 0.10%, 1/25/2054 (a)	130,048,850	434,506
Series 2021-K126, Class X2B, IO, 0.10%, 1/25/2054 (a)	33,500,000	120,422
Series 2023-K752, Class X2A, IO, 0.10%, 9/25/2060 (a)	87,253,610	254,501
FREMF Trust Series 2018-KW04, Class C, PO, 12/25/2032 (a)	5,000,000	3,531,478
GAM Re-REMIC Trust
Series 2022-FRR3, Class BK71, 1.93%, 11/27/2050 ‡ (a) (h)	7,500,000	7,081,797
Series 2021-FRR1, Class 1B, PO, 11/29/2050 ‡ (a)	10,000,000	9,467,221
Series 2021-FRR1, Class 2B, PO, 11/29/2050 ‡ (a)	13,207,000	12,195,666
Series 2021-FRR1, Class 2C, PO, 11/29/2050 ‡ (a)	2,200,000	2,014,394
Series 2022-FRR3, Class BK89, PO, 1/27/2052 ‡ (a)	4,000,000	3,389,484
GAM Re-REMIC TRUST
Series 2021-FRR2, Class CK78, PO, 9/27/2051 ‡ (a)	5,000,000	4,113,743
Series 2021-FRR2, Class BK78, 2.34%, 9/27/2051 ‡ (a) (h)	5,734,000	5,174,180
Hudson Yards Mortgage Trust Series 2019-30HY, Class A, 3.23%, 7/10/2039 (a)	3,000,000	2,836,383
MRCD MARK Mortgage Trust Series 2019-PARK, Class E, 2.72%, 12/15/2036 (a)	670,000	469,000
MTN Commercial Mortgage Trust Series 2026-LPFX, Class E, 6.35%, 5/15/2043 (a) (h)	17,000,000	16,980,989
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 7.01%, 10/25/2049 (a) (h)	15,154,815	15,284,104
Series 2019-01, Class B10, 9.26%, 10/25/2049 (a) (h)	6,560,000	6,608,771
Series 2020-01, Class M10, 7.51%, 3/25/2050 (a) (h)	15,377,949	15,584,627
Series 2023-01, Class M10, 10.14%, 11/25/2053 (a) (h)	23,685,000	26,972,239
Series 2024-01, Class M10, 7.49%, 7/25/2054 (a) (h)	2,737,000	2,840,400
PRM5 Trust Series 2025-PRM5, Class F, 8.77%, 3/10/2033 (a) (h)	9,300,000	9,393,368
PSA Trust Series 2026-STOR, Class B, 5.86%, 8/15/2031 (a) (h)	19,841,000	19,852,998
PTCM Re-REMIC Trust
Series 2026-FRR2, Class D152, 1.01%, 10/25/2051 ‡ (a) (h)	3,042,500	2,370,763
Series 2026-FRR2, Class C152, 1.02%, 10/25/2051 ‡ (a) (h)	4,000,000	3,161,076
Series 2026-FRR2, Class CD14, 1.22%, 6/25/2053 ‡ (a) (h)	12,904,500	10,441,769
Series 2026-FRR2, Class B133, 3.45%, 9/25/2054 ‡ (a) (h)	11,391,300	9,519,902
RFM Re-REMIC Trust
Series 2022-FRR1, Class CK60, PO, 11/8/2049 ‡ (a)	6,350,000	6,237,179
Series 2022-FRR1, Class CK64, PO, 3/1/2050 ‡ (a)	13,190,000	12,619,478
Series 2022-FRR1, Class BK64, 1.63%, 3/1/2050 ‡ (a) (h)	10,328,481	10,023,228
Series 2022-FRR1, Class AB64, 2.15%, 3/1/2050 ‡ (a) (h)	3,670,000	3,572,423
RFT TRUST
Series 2024-2, Class A1, 7.11%, 9/27/2028 (a) (i)	4,420,762	4,395,506
Series 2024-2, Class A2, 8.81%, 9/27/2028 (a) (i)	7,763,053	7,712,663
RWC Commercial Mortgage Trust Series 2025-1, Class D, 6.76%, 6/27/2040 (a)	5,568,000	5,327,904
SMRT Series 2022-MINI, Class F, 6.99%, 1/15/2039 (a) (h)	7,400,000	7,380,039
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Towd Point Mortgage Trust
Series 2026-MF1, Class AS, 5.40%, 9/25/2066 ‡ (a) (h)	19,305,000	19,832,044
Series 2026-MF1, Class B, 5.40%, 9/25/2066 ‡ (a) (h)	10,000,000	10,191,518
Total Commercial Mortgage-Backed Securities (Cost $1,050,413,032)		1,058,075,655
Collateralized Mortgage Obligations — 5.7%
ABL
Series 2024-RTL1, Class A1, 6.08%, 9/25/2029 (a) (i)	9,525,000	9,529,060
Series 2025-RTL1, Class A1, 6.04%, 6/25/2030 (a) (i)	22,045,000	22,077,871
Series 2025-RTL1, Class A2, 8.02%, 6/25/2030 (a) (i)	2,000,000	2,005,018
Al Series 2026-1B, 5.59%, 10/25/2029 ‡	20,000,000	20,000,000
Bayview Opportunity Master Fund VII Trust Series 2026-1, Class A1A, 5.52%, 7/25/2056 (a) (i)	10,846,333	10,784,686
Brean Asset-Backed Securities Trust
Series 2025-RM10, Class A1, 5.00%, 1/25/2065 ‡ (a)	4,617,460	4,539,078
Series 2025-RM13, Class A1, 4.25%, 10/25/2065 ‡ (a)	8,703,047	8,344,376
Center Street Lending Resi-Investor ABS Mortgage Trust
Series 2024-RTL1, Class A2, 8.34%, 10/25/2029 ‡ (a) (i)	1,835,000	1,843,359
Series 2026-RTL1, Class A2, 6.41%, 12/25/2030 (a) (i)	3,000,000	2,967,941
CFMT LLC Series 2024-HB14, Class A, 3.00%, 6/25/2034 ‡ (a) (h)	7,394,502	7,311,939
Connecticut Avenue Securities Series 2025-R01, Class 1A1, 4.59%, 1/25/2045 (a) (h)	4,244,210	4,236,274
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 6.34%, 7/25/2043 (a) (h)	1,500,000	1,531,875
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class MA, 3.00%, 5/25/2057	263,645	246,567
Series 2018-1, Class M60C, 3.50%, 5/25/2057	103,561	95,643
Series 2018-3, Class MA, 3.50%, 8/25/2057 (h)	5,673,285	5,438,567
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2018-3, Class M55D, 4.00%, 8/25/2057 (h)	186,654	173,641
Series 2018-2, Class MT, 3.50%, 11/25/2057	477,504	421,402
Series 2018-2, Class M55D, 4.00%, 11/25/2057	213,966	200,839
Series 2019-1, Class MA, 3.50%, 7/25/2058	2,328,691	2,219,708
Series 2019-2, Class MA, 3.50%, 8/26/2058	1,002,891	949,951
Series 2019-3, Class MT, 3.50%, 10/25/2058	3,666,836	3,233,469
Series 2020-1, Class MA, 2.50%, 8/25/2059	2,855,075	2,643,247
Series 2020-3, Class MTU, 2.50%, 5/25/2060	13,026,677	10,629,659
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	347,965	303,962
Series 2020-3, Class TTW, 3.00%, 5/25/2060	252,661	233,681
Series 2021-1, Class BXS, 11.55%, 9/25/2060 (a) (h)	147,358	108,076
Series 2022-1, Class MAU, 3.25%, 11/25/2061	7,542,950	6,918,605
Series 2022-1, Class MTU, 3.25%, 11/25/2061	14,155,048	11,880,799
Series 2023-1, Class MT, 3.00%, 10/25/2062	2,550,602	2,096,104
Series 2024-2, Class MT, 3.50%, 5/25/2064	6,453,423	5,546,995
FHLMC, REMIC
Series 5200, Class YV, 2.50%, 7/25/2033	2,928,826	2,689,381
Series 2708, Class ZD, 5.50%, 11/15/2033	44,564	45,432
Series 4302, Class PA, 4.00%, 12/15/2043	35,678	34,595
Series 4281, Class BC, 4.50%, 12/15/2043 (h)	58,781	56,996
Series 5141, Class AH, 2.25%, 11/25/2047	924,424	814,215
Series 5200, Class MA, 2.50%, 8/25/2048	2,288,319	2,067,235
Series 4913, Class UA, 3.00%, 3/15/2049	4,814,004	4,214,504
Series 4916, Class P, 3.00%, 9/25/2049	4,018,943	3,550,666
Series 5180, Class DA, 2.50%, 3/25/2050	6,688,982	5,717,183
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	97

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 5028, Class JG, 1.50%, 8/25/2050	2,265,532	1,782,969
Series 5155, Class JD, 1.25%, 10/25/2051	1,125,831	868,446
Series 5347, PO, 10/25/2053	3,208,324	2,465,817
Series 5650, Class BS, IF, 4.64%, 4/25/2056 (h)	19,182,258	17,171,804
Series 5674, Class AO, PO, 7/25/2056	17,609,150	12,678,736
Series 5685, Class AS, IF, 5.73%, 7/25/2056 (h)	12,270,225	10,761,284
Series 5686, Class SD, IF, 3.97%, 8/25/2056 (h)	19,802,092	16,378,767
Series 5686, Class SN, IF, 3.97%, 8/25/2056 (h)	19,876,261	16,753,038
Series 5690, Class SC, IF, 4.15%, 8/25/2056 (h)	15,266,149	12,882,487
Series 5687, Class AS, IF, 4.37%, 8/25/2056 (h)	16,027,575	13,704,256
Series 4862, Class NO, PO, 8/15/2057	4,497,572	2,694,866
FHLMC, STRIPS Series 406, PO, 10/25/2053	1,904,611	1,569,087
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	517,427	510,618
FNMA, REMIC
Series 2003-7, Class FA, 4.51%, 2/25/2033 (h)	36,915	37,103
Series 2013-108, Class GU, 3.00%, 10/25/2033	213,208	202,736
Series 2005-110, Class TY, 5.50%, 12/25/2035	24,280	24,756
Series 2007-89, Class F, 4.34%, 9/25/2037 (h)	39,898	39,877
Series 2011-112, Class PB, 4.00%, 11/25/2041	79,017	74,995
Series 2014-57, Class PE, 3.00%, 9/25/2044	1,129,000	919,573
Series 2021-86, Class MA, 2.50%, 11/25/2047	17,542,696	15,691,805
Series 2019-25, Class PB, 2.00%, 5/25/2048	4,853,428	4,282,587
Series 2021-91, Class GB, 1.75%, 7/25/2049	20,988,421	17,360,440
Series 2021-14, Class CB, 1.00%, 11/25/2049	2,890,059	2,217,421
Series 2021-95, Class GA, 1.88%, 3/25/2051	17,008,009	13,813,947
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2025-18, Class MA, 0.50%, 9/25/2054	14,937,694	12,509,751
Series 2026-41, Class AO, PO, 6/25/2056	14,530,196	10,478,005
Series 2026-40, Class DT, 0.25%, 6/25/2056	15,489,635	12,315,947
Series 2026-49, Class GT, 0.25%, 7/25/2056	9,085,117	6,968,204
Series 2026-55, Class HB, IF, 4.78%, 7/25/2056 (h)	12,346,636	10,758,039
Series 2026-55, Class AS, IF, 5.73%, 7/25/2056 (h)	15,822,671	13,931,261
Series 2026-71, Class OP, PO, 9/25/2056	24,795,555	18,348,711
GNMA
Series 2012-13, Class FQ, 4.09%, 1/20/2038 (h)	1,487,284	1,486,898
Series 2010-14, Class FH, 4.25%, 2/16/2040 (h)	1,517,854	1,514,190
Series 2010-61, Class FK, 4.25%, 5/16/2040 (h)	1,004,987	1,002,630
Series 2012-61, Class FM, 4.15%, 5/16/2042 (h)	261,602	259,694
Series 2025-6, Class GA, 3.50%, 1/20/2048	18,174,157	17,151,448
Series 2024-51, Class GC, 3.50%, 7/20/2048	17,666,179	16,931,471
Series 2020-165, Class UD, 1.50%, 11/20/2050	597,146	455,012
Series 2021-44, Class QM, 1.75%, 3/20/2051	5,805,326	4,525,362
Series 2024-197, Class BN, 3.00%, 5/20/2051	32,271,999	29,461,753
Series 2021-119, Class JG, 1.50%, 6/20/2051	5,356,289	4,529,499
Series 2022-87, Class JT, IF, 5.73%, 5/20/2052 (h)	7,483,853	6,751,236
Series 2023-128, Class SL, IF, 7.49%, 8/20/2053 (h)	8,780,980	8,271,337
Series 2023-146, Class GO, PO, 10/20/2053	9,062,048	6,963,895
Series 2025-105, Class SM, IF, 5.45%, 6/20/2055 (h)	6,980,124	6,145,863
Series 2026-108, Class SA, IF, 8.56%, 6/20/2056 (h)	18,984,894	19,694,418
Series 2010-H24, Class FA, 4.13%, 10/20/2060 (h)	9,727	9,688
Series 2014-H03, Class FA, 4.38%, 1/20/2064 (h)	4,461	4,461
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2015-H02, Class FA, 4.43%, 1/20/2065 (h)	750,410	751,855
Series 2015-H05, Class FC, 4.26%, 2/20/2065 (h)	31,321	31,275
Series 2021-H14, Class CF, 5.04%, 9/20/2071 (h)	2,928,577	2,988,606
GS Mortgage-Backed Securities Corp. Trust Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (a) (h)	1,649,886	1,549,434
GS Mortgage-Backed Securities Trust
Series 2024-RPL4, Class A1, 3.90%, 9/25/2061 (a) (i)	6,410,673	6,234,477
Series 2025-RPL3, Class A1, 4.10%, 7/25/2065 (a) (i)	6,421,139	6,153,029
Series 2026-HE1, Class A1, 5.24%, 3/25/2066 (a) (h)	21,660,589	21,754,005
Home RE Ltd. (Bermuda) Series 2022-1, Class M1C, 9.14%, 10/25/2034 (a) (h)	337,744	345,452
ICAP Trust Series 2025-RTL1, Class A1, 6.47%, 7/25/2030 (a) (i)	9,000,000	9,044,329
LHOME Mortgage Trust
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (a) (i)	5,400,000	5,408,574
Series 2026-RTL1, Class A1, 4.91%, 1/25/2041 (a) (i)	11,415,000	11,304,547
LOANDEPOT GMSR Master Trust Series 2025-GT2, Class A, 6.79%, 7/16/2030 (a) (h)	7,000,000	7,011,985
MFA Trust
Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (a) (i)	1,863,046	1,865,340
Series 2024-RPL1, Class A1, 4.25%, 2/25/2066 (a) (h)	5,501,390	5,162,926
MOO Securitization Trust
Series 2025-RM1, Class A1A, 4.50%, 12/25/2065 ‡ (a) (h)	6,900,000	6,601,501
Series 2025-RM1, Class A1B, 4.50%, 12/25/2065 ‡ (a) (h)	8,270,000	7,773,586
Series 2026-RM2, Class A1, 4.75%, 6/25/2066 ‡ (a) (h)	11,555,000	11,030,878
4.75%, 7/25/2066 ‡	16,650,000	14,368,709
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (i)	2,865,473	2,867,992
Series 2024-RTL1, Class M1, 9.30%, 3/25/2039 (a) (h)	3,250,000	3,252,903
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (a) (i)	5,400,000	5,387,438
Series 2026-RPL1, Class A1A, 4.00%, 12/25/2065 (a) (i)	6,993,876	6,616,817
NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A, 6.55%, 3/25/2032 (a) (i)	19,119,676	18,973,185
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (a) (i)	1,516,127	1,515,623
Onity Loan Investment Trust Series 2026-HB3, Class M1, 3.00%, 6/25/2039 ‡ (a) (h)	4,905,000	4,534,277
PRET LLC Series 2026-NPL1, Class A1, 5.18%, 1/25/2056 (a) (i)	12,043,951	11,928,163
PRPM LLC Series 2026-RCF4, Class A1, 5.25%, 6/25/2056 (a) (i)	17,705,030	17,526,114
Radnor RE Ltd. (Bermuda) Series 2022-1, Class M1B, 10.39%, 9/25/2032 (a) (h)	185,808	190,911
Rain City Mortgage Trust Series 2024-RTL1, Class A1, 6.53%, 9/25/2029 (a) (i)	5,789,000	5,810,723
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (a) (i)	6,000,000	5,994,914
Seasoned Credit Risk Transfer Trust
Series 2025-1, Class MTU, 3.25%, 11/25/2064	26,064,986	21,867,212
Series 2025-2, Class MTU, 3.25%, 6/25/2065	10,289,506	8,505,527
Series 2025-2, Class TTW, 4.25%, 6/25/2065	12,746,832	12,038,887
Seasoned Loans Structured Transaction Trust
Series 2024-2, Class VF, 4.89%, 10/25/2034 (a) (h)	7,419,157	7,578,501
Series 2025-1, Class A1, 3.00%, 5/25/2035	13,071,252	12,008,369
Series 2025-2, Class A1, 3.00%, 10/25/2035	8,187,326	7,486,460
Towd Point Mortgage Trust Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	754,000	625,204
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	99

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
TVC Mortgage Trust
Series 2026-RRTL1, Class A1, 4.96%, 2/25/2041 (a) (i)	15,716,000	15,507,963
Series 2026-RRTL1, Class A2, 5.32%, 2/25/2041 (a) (i)	3,400,000	3,351,384
Total Collateralized Mortgage Obligations (Cost $849,756,604)		836,007,862
Foreign Government Securities — 1.3%
Arab Republic of Egypt
7.60%, 3/1/2029 (g)	1,500,000	1,546,500
8.63%, 2/4/2030 (a)	382,000	406,830
8.63%, 2/4/2030 (g)	800,000	852,000
5.88%, 2/16/2031 (g)	1,600,000	1,549,776
7.63%, 5/29/2032 (g)	3,100,000	3,176,384
9.45%, 2/4/2033 (a)	3,058,000	3,376,032
7.30%, 9/30/2033 (g)	800,000	797,960
7.63%, 5/20/2034 (a)	4,184,000	4,188,184
8.50%, 1/31/2047 (g)	850,000	814,300
8.88%, 5/29/2050 (g)	3,500,000	3,441,340
Argentine Republic
4.12%, 7/9/2035 (i)	24,185,000	18,289,906
3.50%, 7/9/2041 (i)	5,400,000	3,808,350
Barranquilla Distrito Especial Industrial y Portuario 7.35%, 7/23/2031 (a)	2,500,000	2,562,500
Benin Government Bond
7.96%, 2/13/2038 (a)	3,025,000	3,204,231
8.38%, 1/23/2041 (a)	400,000	431,388
Commonwealth of the Bahamas 8.25%, 6/24/2036 (a)	2,025,000	2,235,600
Dominican Republic Government Bond
6.00%, 2/22/2033 (a)	1,750,000	1,745,363
6.60%, 6/1/2036 (g)	1,000,000	1,022,510
6.95%, 3/15/2037 (a)	1,000,000	1,037,160
6.15%, 5/17/2038 (a)	1,350,000	1,312,875
6.40%, 6/5/2049 (g)	1,500,000	1,413,878
5.88%, 1/30/2060 (a)	1,300,000	1,112,150
Federal Republic of Nigeria
6.13%, 9/28/2028 (a)	1,097,000	1,098,075
9.13%, 1/13/2046 (a)	4,360,000	4,790,550
Federative Republic of Brazil
7.13%, 5/13/2054	2,215,000	2,129,723
7.25%, 1/12/2056	1,000,000	961,000
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Hashemite Kingdom of Jordan
5.85%, 7/7/2030 (g)	1,000,000	1,005,010
5.75%, 11/12/2032 (a)	3,977,000	3,887,517
7.38%, 10/10/2047 (g)	1,900,000	1,855,179
Islamic Republic of Pakistan
7.38%, 4/8/2031 (a)	4,700,000	4,717,625
8.88%, 4/8/2051 (a)	5,800,000	5,836,250
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	1,800,000	1,929,096
Plurinational State of Bolivia 9.45%, 5/14/2031 (a)	2,375,000	2,359,563
Republic of Angola
8.00%, 11/26/2029 (a)	1,000,000	1,024,860
8.00%, 11/26/2029 (g)	378,000	387,397
9.88%, 10/15/2035 (a)	3,200,000	3,375,072
9.88%, 3/31/2037 (a)	1,800,000	1,866,582
Republic of Colombia
6.13%, 1/21/2031	1,014,000	1,015,633
7.75%, 11/7/2036	3,211,000	3,411,687
Republic of Congo
8.75%, 4/16/2032 (a)	3,080,000	3,179,207
9.50%, 5/26/2036 (g)	3,910,000	3,786,561
9.50%, 4/16/2037 (a)	2,650,000	2,765,938
Republic of Costa Rica 7.30%, 11/13/2054 (a)	800,000	864,550
Republic of Cote d'Ivoire
7.63%, 1/30/2033 (a)	1,500,000	1,592,010
6.13%, 6/15/2033 (g)	3,850,000	3,806,687
8.08%, 4/1/2036 (a)	2,900,000	3,142,063
8.25%, 1/30/2037 (a)	1,402,000	1,526,694
6.75%, 2/25/2041 (a)	3,990,000	3,801,073
Republic of Ecuador
8.75%, 1/29/2034 (a)	7,934,000	7,911,467
6.90%, 7/31/2035 (a) (i)	4,882,354	4,463,692
9.25%, 1/29/2039 (a)	7,626,000	7,706,302
5.50%, 7/31/2040 (a) (i)	2,073,332	1,694,596
Republic of El Salvador
9.25%, 4/17/2030 (g)	1,000,000	1,069,745
9.65%, 11/21/2054 (a)	2,908,000	3,298,239
Republic of Honduras 8.63%, 11/27/2034 (a)	1,900,000	2,183,917
Republic of Kenya
7.88%, 10/9/2033 (a)	1,320,000	1,322,746
9.50%, 3/5/2036 (a)	2,773,000	2,921,550
8.80%, 10/9/2038 (a)	2,857,000	2,847,200
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Republic of Paraguay
5.60%, 3/13/2048 (g)	1,600,000	1,441,456
5.40%, 3/30/2050 (g)	4,100,000	3,602,465
Republic of South Africa
7.10%, 11/19/2036 (a)	2,330,000	2,485,947
7.30%, 4/20/2052	2,000,000	1,984,000
7.95%, 11/19/2054 (a)	1,795,000	1,899,110
7.25%, 12/11/2055 (a)	5,555,000	5,418,902
Republic of Srpska International Government Bond 6.38%, 5/8/2033 (a)	EUR1,070,000	1,220,258
Romania Government Bond
7.50%, 2/10/2037 (g)	1,000,000	1,062,500
6.00%, 9/24/2044 (a)	EUR3,354,000	3,626,714
Suriname Government International Bond
7.70%, 11/6/2030 (a)	3,065,000	3,152,353
8.50%, 11/6/2035 (a)	2,839,000	3,061,123
Total Foreign Government Securities (Cost $185,610,556)		188,815,101
Loan Assignments — 0.6% (c) (m)
Aerospace & Defense — 0.1%
BCPE Lightning Buyer, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.00%), 3.00%, 7/25/2033 (n)	250,698	251,325
TransDigm, Inc., 1st Lien Term Loan J (1-MONTH CME TERM SOFR + 2.50%), 6.19%, 2/28/2031	210,000	210,657
TransDigm, Inc., 1st Lien Term Loan K (1-MONTH CME TERM SOFR + 2.25%), 5.94%, 3/22/2030	5,388,611	5,400,089
TransDigm, Inc., 1st Lien Term Loan M (1-MONTH CME TERM SOFR + 2.50%), 6.19%, 8/19/2032	195,000	195,616
VSE Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.69%, 5/5/2033	852,847	857,222
		6,914,909
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.00%), 5.69%, 1/31/2031	1,947,974	1,951,499
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Building Products — 0.1%
EMRLD Borrower LP, 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 2.25%), 5.94%, 5/31/2030	2,079,019	2,083,946
(3-MONTH CME TERM SOFR + 2.25%), 6.07%, 8/4/2031	2,229,426	2,235,000
MIWD Holdco II LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 6.44%, 3/28/2031	2,418,101	2,387,875
Quikrete Holdings, Inc., 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 2.25%), 5.94%, 3/19/2029	682,509	683,901
(1-MONTH CME TERM SOFR + 2.25%), 5.94%, 2/10/2032 (n)	2,428,875	2,431,158
		9,821,880
Chemicals — 0.1%
Axalta Coating Systems US Holdings, Inc., 1st Lien Term Loan B-7 (3-MONTH CME TERM SOFR + 1.75%), 5.48%, 12/20/2029	449,589	449,670
Ecovyst Catalyst Technologies LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.82%, 6/12/2031	618,985	619,177
INEOS US Finance LLC, 1st Lien Term Loan B (Luxembourg) (1-MONTH CME TERM SOFR + 3.25%), 6.94%, 2/18/2030	1,470,056	1,386,263
SCIH Salt Holdings, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 2.75%), 6.50%, 7/30/2031	1,040,000	1,035,018
Stonepeak Motion Finco LLC, 1st Lien Term Loan B (Cayman Islands) (12-MONTH CME TERM SOFR + 3.00%), 3.00%, 6/24/2033 (n)	1,600,000	1,605,776
		5,095,904
Commercial Services & Supplies — 0.0% ^
Allied Universal Holdco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 6.94%, 8/20/2032	530,000	531,977
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	101

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Containers & Packaging — 0.0% ^
Graham Packaging Co., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.94%, 1/26/2033	1,014,050	1,016,341
Mauser Packaging Solutions Holding Co., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.21%, 4/15/2030 (n)	525,000	524,491
		1,540,832
Diversified Consumer Services — 0.0% ^
Belron Finance 2019 LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 5.76%, 10/16/2031 (n)	530,000	530,663
Wand NewCo 3, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.19%, 1/30/2031	1,928,235	1,921,910
		2,452,573
Electronic Equipment, Instruments & Components — 0.0% ^
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.24%, 12/2/2031 (n)	505,000	507,172
Sanmina Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.46%, 10/27/2032	490,000	490,980
		998,152
Financial Services — 0.0% ^
NCR Atleos LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.67%, 4/16/2029	318,282	317,486
Ground Transportation — 0.0% ^
GB AIT Buyer, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 8.07%, 4/29/2033	520,000	520,660
Genesee & Wyoming, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 1.75%), 5.48%, 4/10/2031	2,885,340	2,881,301
		3,401,961
Health Care Providers & Services — 0.0% ^
Charlotte Buyer, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.50%), 8.14%, 6/30/2031 (n)	525,000	526,166
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Hotels, Restaurants & Leisure — 0.0% ^
Station Casinos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.69%, 3/14/2031	1,081,456	1,083,651
Independent Power and Renewable Electricity Producers — 0.0% ^
Talen Energy Supply LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 1.50%), 5.32%, 11/25/2032	373,125	370,036
Insurance — 0.1%
Asurion LLC, 1st Lien Term Loan B-13 (3-MONTH CME TERM SOFR + 4.25%), 8.07%, 9/19/2030	168,300	166,757
Asurion LLC, 1st Lien Term Loan B-14 (3-MONTH CME TERM SOFR + 3.75%), 7.57%, 2/23/2033	1,180,344	1,129,684
HUB International Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.98%, 6/20/2030	2,437,905	2,443,609
USI, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.98%, 9/27/2030	1,522,589	1,523,015
		5,263,065
IT Services — 0.0% ^
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.50%), 6.23%, 2/3/2031	2,680,592	2,673,891
MH Sub I LLC, 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 4.25%), 7.94%, 5/3/2028	625,859	618,273
(1-MONTH CME TERM SOFR + 4.25%), 7.94%, 12/31/2031	592,453	550,614
		3,842,778
Machinery — 0.0% ^
LSF12 Helix Parent LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.19%, 2/10/2033	525,000	524,255
Terex Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.44%, 10/8/2031	567,827	568,894
		1,093,149
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Media — 0.0% ^
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 5.73%, 12/9/2030	1,175,299	1,161,348
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 7.80%, 8/23/2028 (n)	1,229,280	1,230,202
		2,391,550
Oil, Gas & Consumable Fuels — 0.0% ^
Buckeye Partners LP, 1st Lien Term Loan B-7 (1-MONTH CME TERM SOFR + 1.75%), 5.44%, 11/22/2032	991,019	993,130
Colossus Acquireco LLC, 1st Lien Term Loan B (1-Day CME TERM SOFR + 1.75%), 5.37%, 1/31/2033	525,000	522,837
NorthRiver Midstream Finance LP, 1st Lien Term Loan B (Canada) (3-MONTH CME TERM SOFR + 2.25%), 5.98%, 8/16/2030	1,006,003	1,006,637
		2,522,604
Passenger Airlines — 0.0% ^
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.98%, 4/20/2028 (n)	2,978,415	2,977,164
Jetblue Airways Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 8.43%, 8/27/2029	982,500	845,362
		3,822,526
Personal Care Products — 0.0% ^
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.55%, 5/17/2028	923,351	820,056
KDC/ONE Development Corp., Inc., 1st Lien Term Loan B (Canada) (1-MONTH CME TERM SOFR + 4.50%), 8.19%, 8/15/2031	1,018,824	1,023,011
		1,843,067
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pharmaceuticals — 0.0% ^
1261229 BC Ltd., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.25%), 9.94%, 10/8/2030	693,000	688,794
Elanco Animal Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.46%, 10/29/2032	99,477	99,427
		788,221
Professional Services — 0.0% ^
First Advantage Holdings LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 6.48%, 10/31/2031	503,775	503,226
WEC US Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.71%, 1/27/2031	3,061,284	3,060,794
		3,564,020
Semiconductors & Semiconductor Equipment — 0.1%
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.35%), 6.86%, 2/1/2029 (n)	4,852,696	4,868,613
Software — 0.1%
AthenaHealth Group, Inc., 1st Lien Term Loan A (1-MONTH CME TERM SOFR + 3.25%), 6.94%, 2/16/2032 (n)	2,559,310	2,556,571
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.44%, 11/25/2031	1,915,561	1,901,194
Genesys Cloud Services, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.19%, 1/30/2032	2,620,321	2,555,285
Icon Parent I, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 6.45%, 11/13/2031	2,474,969	2,369,338
UKG, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.07%, 2/10/2031	2,422,559	2,353,468
		11,735,856
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	103

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Specialty Retail — 0.0% ^
Petco Health & Wellness Co., Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 7.98%, 1/31/2031	1,758,354	1,755,822
PetSmart LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 7.69%, 8/18/2032 (n)	473,810	476,477
White Cap Supply Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 6.94%, 10/19/2029	2,518,604	2,517,345
		4,749,644
Textiles, Apparel & Luxury Goods — 0.0% ^
Varsity Brands, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 6.48%, 8/26/2031 (n)	2,713,917	2,714,758
Trading Companies & Distributors — 0.0% ^
QXO Building Products, Inc., 1st Lien Term Loan B
(12-MONTH CME TERM SOFR + 2.00%), 5.68%, 4/30/2032	265,000	264,711
(1-MONTH CME TERM SOFR + 2.00%), 5.69%, 7/1/2033 (n)	870,000	868,826
		1,133,537
Total Loan Assignments (Cost $86,037,124)		85,340,414
Municipal Bonds — 0.0% (o) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041	45,000	44,662
Virginia — 0.0% ^
FHLMC Multifamily ML Certificates Series 2017-ML03 B, Class B, Zero Coupon, 5/25/2033 (a)	8,000,000	4,767,617
Total Municipal Bonds (Cost $4,917,503)		4,812,279
	NO. OF RIGHTS
Rights — 0.0% ^
Media — 0.0% ^
SES SA (Luxembourg) ‡ * (Cost $—)	270	4,016
INVESTMENTS	SHARES	VALUE($)
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ($1 par value) ‡ (Cost $2,753)	2,868	3,751
Common Stocks — 0.0% ^
Broadline Retail — 0.0% ^
NMG Parent LLC, Escrow ‡ *	1	—
Health Care Equipment & Supplies — 0.0% ^
New Evhc Physical Equity *	18	327
Total Common Stocks (Cost $—)		327
Short-Term Investments — 7.5%
Investment Companies — 7.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (p) (q) (Cost $1,090,872,194)	1,090,872,194	1,090,872,194
Total Investments — 103.6% (Cost $15,373,427,772)		15,165,654,719
Liabilities in Excess of Other Assets — (3.6)%		(522,432,974)
NET ASSETS — 100.0%		14,643,221,745

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2026.
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2026. The rate may be subject to a cap and floor.

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Exchange-Traded Funds	August 31, 2026

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2026.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2026 is $12,648,235 or 0.09% of the
Fund’s net assets as of August 31, 2026.

(e)	Security is an interest bearing note with preferred security characteristics.
(f)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of August 31, 2026.

(g)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(h)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2026.

(i)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2026.

(j)	Defaulted security.
(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)	The rate shown is the effective yield as of August 31, 2026.
(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	All or a portion of this security is unsettled as of August 31, 2026. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(o)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(p)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(q)	The rate shown is the current yield as of August 31, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	105

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
Futures contracts outstanding as of August 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	2,919	12/21/2026	USD	314,522,250	(1,760,692)
U.S. Treasury Long Bond	1,292	12/21/2026	USD	140,505,000	(5,621)
U.S. Treasury Ultra Bond	5,189	12/21/2026	USD	571,762,938	68,878
U.S. Treasury 2 Year Note	3,761	12/31/2026	USD	772,033,400	(2,059,199)
					(3,756,634)
Short Contracts
U.S. Treasury 10 Year Ultra Note	(1,355)	12/21/2026	USD	(148,393,672)	664,720
U.S. Treasury 5 Year Note	(1,301)	12/31/2026	USD	(137,580,750)	603,166
					1,267,886
					(2,488,748)

Abbreviations
USD	United States Dollar
Forward foreign currency exchange contracts outstanding as of August 31, 2026:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	4,191,470	EUR	3,578,961	BNP Paribas	9/30/2026	29,796
Total unrealized appreciation						29,796
Net unrealized appreciation						29,796

Abbreviations
EUR	Euro
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. Morgan Exchange-Traded Funds	August 31, 2026

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — 34.6%
FHLMC
Pool # 8C1031, ARM, 5.21%, 6/1/2055 (a)	4,749,687	4,746,210
Pool # 842039, ARM, 5.22%, 10/1/2055 (a)	3,919,043	3,919,749
Pool # 8B0505, ARM, 4.83%, 11/1/2055 (a)	6,438,164	6,392,166
Pool # 8C1189, ARM, 4.90%, 11/1/2055 (a)	2,934,649	2,903,147
Pool # 8C1217, ARM, 5.04%, 11/1/2055 (a)	8,358,257	8,301,670
Pool # 8C1210, ARM, 5.42%, 11/1/2055 (a)	4,199,214	4,204,929
FHLMC Gold Pools, Other
Pool # WN2492, 4.93%, 6/1/2028	986,715	987,616
Pool # WN2326, 4.45%, 12/1/2032	210,000	205,636
FHLMC UMBS, 30 Year
Pool # TB4997, 6.00%, 6/1/2051	159,394	161,699
Pool # TB5018, 6.50%, 6/1/2051	149,538	154,279
Pool # TB5956, 6.50%, 6/1/2051	179,482	185,189
Pool # SD4030, 6.50%, 10/1/2053	3,725,457	3,889,681
Pool # QH8542, 8.00%, 1/1/2054	215,590	232,568
Pool # SD5979, 6.00%, 7/1/2054	5,994,335	6,093,855
Pool # SD6268, 6.50%, 8/1/2054	6,666,311	6,968,519
Pool # RJ3721, 5.50%, 3/1/2055	9,801,003	9,707,389
Pool # QX9926, 6.00%, 4/1/2055	6,349,053	6,437,253
Pool # SL2544, 6.50%, 8/1/2055	25,679,891	26,766,122
Pool # QZ6253, 5.50%, 10/1/2055	3,764,320	3,736,063
Pool # QZ6256, 5.50%, 10/1/2055	5,410,386	5,358,709
Pool # SL2939, 5.50%, 10/1/2055	7,278,464	7,208,943
Pool # QZ6966, 5.50%, 11/1/2055	4,195,794	4,155,718
Pool # QZ7257, 5.50%, 11/1/2055	3,862,415	3,825,523
Pool # QZ8076, 5.50%, 11/1/2055	1,605,481	1,590,146
Pool # QZ9117, 5.50%, 11/1/2055	2,817,155	2,795,169
Pool # RQ0064, 5.50%, 11/1/2055	28,629,968	28,356,509
Pool # TA1190, 5.50%, 11/1/2055	257,495	255,035
Pool # SL3192, 6.00%, 11/1/2055	75,922,699	77,563,025
Pool # TA0290, 5.50%, 12/1/2055	5,385,283	5,336,578
Pool # RQ0085, 5.50%, 1/1/2056	67,570,009	66,924,615
Pool # SL3686, 5.50%, 1/1/2056	22,929,483	22,733,218
Pool # SL4048, 5.50%, 1/1/2056	29,143,443	29,030,436
Pool # TA3495, 5.50%, 1/1/2056	977,762	968,423
Pool # TA3891, 5.50%, 1/1/2056	4,891,574	4,872,143
Pool # TA4276, 5.50%, 1/1/2056	168,897	167,284
Pool # TA4348, 5.50%, 1/1/2056	543,678	547,207
Pool # TA4349, 5.50%, 1/1/2056	531,794	534,749
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # TA4352, 5.50%, 1/1/2056	3,741,481	3,754,113
Pool # TA4353, 5.50%, 1/1/2056	3,724,597	3,704,727
Pool # TA4363, 5.50%, 1/1/2056	1,163,123	1,166,327
Pool # TA4375, 5.50%, 1/1/2056	4,774,884	4,777,633
Pool # TA4376, 5.50%, 1/1/2056	4,874,153	4,872,409
Pool # TA4380, 5.50%, 1/1/2056	1,897,187	1,882,943
Pool # TA5070, 5.50%, 1/1/2056	14,084,263	14,066,073
Pool # TA5257, 5.50%, 1/1/2056	476,922	474,105
Pool # TA5975, 5.50%, 1/1/2056	228,729	226,642
Pool # TA5158, 6.00%, 1/1/2056	715,389	725,944
Pool # TA5189, 7.00%, 1/1/2056	398,088	421,638
Pool # SL4065, 5.50%, 2/1/2056	10,879,694	10,833,720
Pool # TA4998, 5.50%, 2/1/2056	9,986,700	9,965,268
Pool # TA5048, 5.50%, 2/1/2056	2,116,253	2,101,976
Pool # TA5432, 5.50%, 2/1/2056	4,762,353	4,716,865
Pool # TA5448, 5.50%, 2/1/2056	291,584	294,134
Pool # TA5456, 5.50%, 2/1/2056	383,492	380,519
Pool # TA5458, 5.50%, 2/1/2056	288,757	288,346
Pool # TA5459, 5.50%, 2/1/2056	612,101	615,502
Pool # TA5581, 5.50%, 2/1/2056	675,620	674,464
Pool # TA5679, 5.50%, 2/1/2056	291,979	289,859
Pool # TA5685, 5.50%, 2/1/2056	1,106,228	1,095,662
Pool # TA6050, 5.50%, 2/1/2056	607,051	601,613
Pool # TA6062, 5.50%, 2/1/2056	168,388	168,029
Pool # TA6592, 5.50%, 2/1/2056	656,362	654,413
Pool # TA6704, 5.50%, 2/1/2056	422,786	419,933
Pool # TA6710, 5.50%, 2/1/2056	1,790,614	1,777,170
Pool # TA6724, 5.50%, 2/1/2056	3,348,460	3,316,477
Pool # TA7028, 5.50%, 2/1/2056	457,790	454,353
Pool # TA5161, 6.00%, 2/1/2056	745,362	757,134
Pool # TA5178, 6.00%, 2/1/2056	257,817	265,726
Pool # TA5427, 6.00%, 2/1/2056	867,949	893,051
Pool # TA5434, 6.00%, 2/1/2056	608,218	628,432
Pool # TA5443, 6.00%, 2/1/2056	1,533,768	1,574,793
Pool # TA6599, 6.00%, 2/1/2056	845,008	861,416
Pool # TA6717, 6.00%, 2/1/2056	1,255,525	1,291,058
Pool # TA6718, 6.00%, 2/1/2056	1,222,499	1,255,197
Pool # TA6740, 6.00%, 2/1/2056	1,369,901	1,393,293
Pool # TA6742, 6.00%, 2/1/2056	1,260,026	1,280,798
Pool # TA5025, 6.50%, 2/1/2056	1,306,597	1,364,923
Pool # TA5253, 6.50%, 2/1/2056	653,276	678,806
Pool # TA5435, 6.50%, 2/1/2056	296,182	307,356
Pool # TA5444, 6.50%, 2/1/2056	618,356	649,062
Pool # TA5447, 6.50%, 2/1/2056	332,985	344,673
Pool # TA5449, 6.50%, 2/1/2056	288,892	299,258
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	107

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # TA6727, 6.50%, 2/1/2056	202,020	212,794
Pool # TA6729, 6.50%, 2/1/2056	149,568	155,546
Pool # TA6730, 6.50%, 2/1/2056	514,160	539,694
Pool # TA6746, 6.50%, 2/1/2056	232,247	243,200
Pool # TA7120, 6.50%, 2/1/2056	218,943	227,091
Pool # RQ0103, 5.50%, 3/1/2056	54,453,932	53,933,816
Pool # TA7127, 5.50%, 3/1/2056	1,518,263	1,517,720
Pool # TA7129, 5.50%, 3/1/2056	991,761	986,470
Pool # TA7684, 5.50%, 3/1/2056	3,661,520	3,656,791
Pool # TA7685, 5.50%, 3/1/2056	337,771	338,071
Pool # TA7688, 5.50%, 3/1/2056	447,279	443,639
Pool # TA7713, 5.50%, 3/1/2056	814,203	819,489
Pool # TA8148, 5.50%, 3/1/2056	1,889,879	1,877,158
Pool # TA8151, 5.50%, 3/1/2056	936,934	930,611
Pool # TA8849, 5.50%, 3/1/2056	715,054	711,705
Pool # TA8855, 5.50%, 3/1/2056	903,787	900,146
Pool # TA8856, 5.50%, 3/1/2056	2,742,966	2,728,333
Pool # TA8862, 5.50%, 3/1/2056	2,699,550	2,673,765
Pool # TA8887, 5.50%, 3/1/2056	3,356,797	3,336,333
Pool # TA9000, 5.50%, 3/1/2056	418,086	414,992
Pool # TA7663, 6.00%, 3/1/2056	825,663	840,550
Pool # TA7664, 6.00%, 3/1/2056	358,034	363,122
Pool # TA8858, 6.00%, 3/1/2056	963,687	982,169
Pool # TA8870, 6.00%, 3/1/2056	2,551,871	2,588,065
Pool # TA8890, 6.00%, 3/1/2056	1,261,237	1,283,814
Pool # TA9439, 6.00%, 3/1/2056	208,763	212,328
Pool # TA6726, 6.50%, 3/1/2056	241,125	251,570
Pool # TA7116, 6.50%, 3/1/2056	247,833	256,678
Pool # TA7117, 6.50%, 3/1/2056	200,555	209,678
Pool # TA7125, 6.50%, 3/1/2056	212,351	220,320
Pool # TA8874, 6.50%, 3/1/2056	644,765	668,858
Pool # TA8875, 6.50%, 3/1/2056	295,447	306,776
Pool # TA8878, 6.50%, 3/1/2056	699,454	724,548
Pool # TA8880, 6.50%, 3/1/2056	387,534	401,290
Pool # TA8892, 6.50%, 3/1/2056	372,582	386,375
Pool # RQ0109, 4.50%, 4/1/2056	6,408,190	6,015,968
Pool # TB1329, 4.50%, 4/1/2056	4,046,304	3,798,648
Pool # TA9455, 5.50%, 4/1/2056	1,949,510	1,930,889
Pool # TB0509, 5.50%, 4/1/2056	3,050,533	3,032,512
Pool # TB1157, 5.50%, 4/1/2056	3,985,590	3,954,574
Pool # TB0362, 6.00%, 4/1/2056	1,005,850	1,022,434
Pool # TB0363, 6.00%, 4/1/2056	577,683	588,078
Pool # TB0377, 6.00%, 4/1/2056	169,384	172,277
Pool # TB1161, 6.00%, 4/1/2056	6,938,594	7,037,007
Pool # TB1164, 6.00%, 4/1/2056	1,000,568	1,017,064
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # TB1922, 6.00%, 4/1/2056	600,444	608,961
Pool # TA9432, 6.50%, 4/1/2056	259,068	268,165
Pool # TB0366, 6.50%, 4/1/2056	159,051	164,635
Pool # TB0376, 6.50%, 4/1/2056	1,136,374	1,174,960
Pool # TB1178, 6.50%, 4/1/2056	1,101,248	1,139,916
Pool # TB1180, 6.50%, 4/1/2056	1,130,141	1,168,515
Pool # TB2242, 5.50%, 5/1/2056	17,013,627	16,909,907
Pool # TB2246, 5.50%, 5/1/2056	11,159,214	11,087,543
Pool # TB3715, 7.00%, 5/1/2056	199,439	209,901
Pool # TB3717, 7.00%, 5/1/2056	199,518	209,932
Pool # TB3721, 7.00%, 5/1/2056	199,228	209,479
Pool # TB3725, 7.00%, 5/1/2056	199,562	209,866
Pool # TB7084, 5.50%, 6/1/2056	3,392,127	3,366,657
Pool # SL6011, 6.00%, 6/1/2056	8,638,824	8,764,558
Pool # TB5946, 6.00%, 6/1/2056	189,613	192,605
Pool # TB6704, 6.00%, 6/1/2056	2,268,524	2,307,794
Pool # TB6705, 6.00%, 6/1/2056	2,365,894	2,404,898
Pool # TB6706, 6.00%, 6/1/2056	1,101,530	1,121,510
Pool # TB6707, 6.00%, 6/1/2056	1,577,466	1,605,706
Pool # TB6713, 6.00%, 6/1/2056	2,633,958	2,664,218
Pool # TB5009, 6.50%, 6/1/2056	1,296,559	1,337,004
Pool # TB5010, 6.50%, 6/1/2056	419,127	433,358
Pool # TB5015, 6.50%, 6/1/2056	139,689	144,543
Pool # TB5016, 6.50%, 6/1/2056	139,687	144,591
Pool # TB5950, 6.50%, 6/1/2056	1,943,336	2,003,959
Pool # TB5954, 6.50%, 6/1/2056	289,518	298,461
Pool # TB6720, 6.50%, 6/1/2056	1,750,766	1,813,248
Pool # TB6728, 6.50%, 6/1/2056	475,242	491,753
Pool # TB6711, 6.00%, 7/1/2056	2,972,879	3,023,644
Pool # TB7541, 6.00%, 7/1/2056	8,843,808	8,945,410
Pool # TB8556, 6.00%, 7/1/2056	8,630,096	8,729,245
Pool # TC0425, 6.00%, 7/1/2056	3,097,431	3,142,022
Pool # TC0426, 6.00%, 7/1/2056	2,991,777	3,034,212
Pool # TB6719, 6.50%, 7/1/2056	1,254,780	1,299,798
Pool # TB8569, 6.50%, 7/1/2056	2,087,666	2,158,554
Pool # TB9477, 6.50%, 7/1/2056	1,174,836	1,211,489
Pool # TB6741, 7.00%, 7/1/2056	876,091	921,014
Pool # SL6249, 5.00%, 8/1/2056	14,226,886	13,730,297
Pool # SL6266, 5.00%, 8/1/2056	17,000,000	16,429,374
Pool # TC0196, 5.50%, 8/1/2056	4,901,124	4,860,338
Pool # TB9912, 6.00%, 8/1/2056	8,667,707	8,795,590
Pool # TC0795, 6.00%, 8/1/2056	1,599,396	1,622,933
Pool # TC0798, 6.00%, 8/1/2056	9,193,245	9,326,316
Pool # TC0799, 6.00%, 8/1/2056	2,699,177	2,737,461
Pool # TC0809, 6.00%, 8/1/2056	8,693,471	8,793,348
SEE NOTES TO FINANCIAL STATEMENTS.

108	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # TC0871, 6.00%, 8/1/2056	2,229,543	2,266,208
Pool # TC0875, 6.00%, 8/1/2056	4,156,044	4,214,993
Pool # TC1519, 6.00%, 8/1/2056	10,859,071	11,037,645
Pool # TC1524, 6.00%, 8/1/2056	11,999,729	12,173,427
Pool # TC1525, 6.00%, 8/1/2056	1,205,840	1,225,298
Pool # TC1526, 6.00%, 8/1/2056	2,375,804	2,413,300
Pool # TC1749, 6.00%, 8/1/2056	15,918,210	16,101,094
Pool # TC2529, 6.00%, 8/1/2056	3,600,000	3,641,358
Pool # TC2537, 6.00%, 8/1/2056	2,600,000	2,637,636
Pool # TC2974, 6.00%, 8/1/2056	3,996,674	4,042,592
Pool # TC3340, 6.00%, 8/1/2056	1,153,360	1,170,333
Pool # TC1529, 6.50%, 8/1/2056	2,558,960	2,649,729
Pool # TC1530, 6.50%, 8/1/2056	3,438,446	3,561,817
Pool # TC1537, 6.50%, 8/1/2056	6,938,548	7,174,089
Pool # TC2528, 6.50%, 8/1/2056	2,606,359	2,699,871
Pool # TC2975, 6.50%, 8/1/2056	1,815,091	1,871,157
Pool # TC4271, 6.50%, 8/1/2056	1,422,542	1,475,262
Pool # TC1543, 7.00%, 8/1/2056	1,000,001	1,053,427
Pool # TC2545, 7.00%, 8/1/2056	1,580,921	1,663,437
Pool # TC2549, 7.00%, 8/1/2056	2,644,392	2,780,406
Pool # TC3270, 6.00%, 9/1/2056	2,966,261	3,009,198
Pool # TC3272, 6.00%, 9/1/2056	6,260,136	6,332,056
Pool # TC4028, 6.00%, 9/1/2056	7,776,171	7,888,729
Pool # TC4032, 6.00%, 9/1/2056	15,865,069	16,047,334
Pool # TC4464, 6.00%, 9/1/2056	9,657,206	9,768,153
Pool # TC4478, 6.00%, 9/1/2056	2,974,245	3,017,295
Pool # TC3298, 6.50%, 9/1/2056	3,755,910	3,887,784
Pool # TC4064, 6.50%, 9/1/2056	4,438,502	4,575,610
Pool # TC4171, 6.50%, 9/1/2056	4,716,905	4,906,000
FNMA
Pool # BM7862, ARM, 5.02%, 10/1/2055 (a)	2,285,023	2,276,270
Pool # DF1997, ARM, 4.85%, 11/1/2055 (a)	5,016,582	4,995,936
Pool # BM7874, ARM, 4.99%, 11/1/2055 (a)	20,851,724	20,749,188
Pool # DF4134, ARM, 5.32%, 11/1/2055 (a)	7,196,733	7,212,025
FNMA UMBS, 30 Year
Pool # DH4892, 6.00%, 6/1/2051	1,216,881	1,233,805
Pool # BU8924, 3.50%, 4/1/2052	2,639,462	2,343,935
Pool # MA5010, 5.50%, 5/1/2053	5,566,274	5,551,165
Pool # CB7136, 6.50%, 9/1/2053	7,767,351	8,112,343
Pool # FS9123, 6.50%, 12/1/2053	5,563,918	5,788,536
Pool # DA6408, 8.00%, 12/1/2053	219,024	236,272
Pool # DA6398, 8.00%, 1/1/2054	188,566	203,925
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # CB8004, 6.00%, 2/1/2054	1,911,552	1,944,149
Pool # CB8495, 6.00%, 5/1/2054	6,329,523	6,415,697
Pool # MA5420, 5.50%, 7/1/2054	5,186,230	5,136,693
Pool # CB8853, 6.00%, 7/1/2054	22,628,961	23,171,355
Pool # FS8911, 6.50%, 8/1/2054	6,839,404	7,149,466
Pool # CB9153, 6.00%, 9/1/2054	7,845,456	8,040,481
Pool # FA1925, 6.00%, 12/1/2054	9,113,083	9,276,841
Pool # FA0541, 6.00%, 2/1/2055	11,375,819	11,634,768
Pool # FA3119, 6.00%, 2/1/2055	18,290,523	18,499,704
Pool # DD5663, 5.50%, 4/1/2055	1,795,102	1,778,834
Pool # DE9119, 5.50%, 10/1/2055	919,694	910,910
Pool # DF1922, 5.50%, 10/1/2055	574,953	570,920
Pool # FA4393, 5.50%, 10/1/2055	18,652,642	18,474,482
Pool # FA2900, 6.00%, 10/1/2055	44,382,453	45,341,333
Pool # DF3947, 5.50%, 12/1/2055	191,226	189,400
Pool # DF5185, 5.50%, 12/1/2055	158,793	157,277
Pool # DF6528, 5.50%, 12/1/2055	2,093,145	2,076,125
Pool # DF6535, 5.50%, 12/1/2055	3,117,197	3,123,558
Pool # DF6613, 5.50%, 12/1/2055	878,175	875,150
Pool # DF6615, 5.50%, 12/1/2055	1,410,304	1,399,757
Pool # DF8733, 5.50%, 12/1/2055	743,100	736,003
Pool # DG0277, 5.50%, 12/1/2055	140,471	139,129
Pool # DF8756, 6.00%, 12/1/2055	447,320	457,582
Pool # DF1408, 5.50%, 1/1/2056	735,174	729,654
Pool # DF7589, 5.50%, 1/1/2056	1,433,643	1,419,949
Pool # DF8198, 5.50%, 1/1/2056	79,249	78,681
Pool # DF8915, 5.50%, 1/1/2056	287,827	285,078
Pool # DF9067, 5.50%, 1/1/2056	5,597,414	5,561,782
Pool # DF9545, 5.50%, 1/1/2056	328,883	326,414
Pool # DF9558, 5.50%, 1/1/2056	109,401	108,397
Pool # DG2633, 5.50%, 1/1/2056	850,313	856,615
Pool # MA5945, 5.50%, 1/1/2056	96,781,719	95,857,310
Pool # DF9392, 6.00%, 1/1/2056	1,995,333	2,029,870
Pool # DF9394, 6.00%, 1/1/2056	2,608,492	2,653,027
Pool # DF9396, 6.00%, 1/1/2056	2,564,902	2,607,181
Pool # DF9401, 6.00%, 1/1/2056	2,816,337	2,896,039
Pool # DF9403, 6.00%, 1/1/2056	811,606	837,322
Pool # DF9774, 6.00%, 1/1/2056	1,977,096	2,020,878
Pool # DF9799, 6.00%, 1/1/2056	317,724	327,673
Pool # DG0834, 6.00%, 1/1/2056	1,819,174	1,846,278
Pool # DF9405, 6.50%, 1/1/2056	653,629	686,902
Pool # DF9406, 6.50%, 1/1/2056	205,120	212,479
Pool # DF9407, 6.50%, 1/1/2056	166,923	174,585
Pool # DF9410, 6.50%, 1/1/2056	421,661	442,601
Pool # DF9411, 6.50%, 1/1/2056	360,663	380,602
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	109

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # DF9412, 6.50%, 1/1/2056	437,713	461,058
Pool # DF9759, 6.50%, 1/1/2056	586,539	619,273
Pool # DF6909, 7.00%, 1/1/2056	318,433	336,333
Pool # DF4315, 5.50%, 2/1/2056	347,983	344,660
Pool # DF6150, 5.50%, 2/1/2056	1,258,851	1,248,323
Pool # DF6154, 5.50%, 2/1/2056	1,205,292	1,198,171
Pool # DF9556, 5.50%, 2/1/2056	571,523	567,232
Pool # DG1432, 5.50%, 2/1/2056	1,202,112	1,190,899
Pool # DG1463, 5.50%, 2/1/2056	1,828,633	1,816,296
Pool # DG1477, 5.50%, 2/1/2056	646,354	642,856
Pool # DG1567, 5.50%, 2/1/2056	1,584,922	1,573,022
Pool # DG1571, 5.50%, 2/1/2056	1,195,887	1,203,648
Pool # DG1572, 5.50%, 2/1/2056	3,048,658	3,019,539
Pool # DG2562, 5.50%, 2/1/2056	1,396,922	1,401,637
Pool # DG2571, 5.50%, 2/1/2056	426,647	430,347
Pool # DG2878, 5.50%, 2/1/2056	257,694	256,480
Pool # DF9402, 6.00%, 2/1/2056	1,025,543	1,059,622
Pool # DG0817, 6.00%, 2/1/2056	1,582,637	1,612,144
Pool # DG1582, 6.00%, 2/1/2056	962,706	990,545
Pool # DG1583, 6.00%, 2/1/2056	2,037,470	2,091,960
Pool # DG1585, 6.00%, 2/1/2056	1,336,092	1,358,905
Pool # DG1590, 6.00%, 2/1/2056	803,435	830,135
Pool # DG2582, 6.00%, 2/1/2056	1,636,526	1,670,028
Pool # DG2870, 6.00%, 2/1/2056	915,254	947,089
Pool # DG0818, 6.50%, 2/1/2056	1,439,644	1,490,951
Pool # DG1597, 6.50%, 2/1/2056	312,502	329,171
Pool # DG1598, 6.50%, 2/1/2056	208,624	216,120
Pool # DG2059, 6.50%, 2/1/2056	84,213	87,403
Pool # DG3689, 6.50%, 2/1/2056	475,640	497,757
Pool # DG3041, 5.50%, 3/1/2056	1,246,358	1,248,932
Pool # DG3660, 5.50%, 3/1/2056	485,211	490,464
Pool # DG3663, 5.50%, 3/1/2056	734,771	730,851
Pool # DG3668, 5.50%, 3/1/2056	882,430	889,623
Pool # DG3669, 5.50%, 3/1/2056	471,529	476,914
Pool # DG3743, 5.50%, 3/1/2056	367,636	367,345
Pool # DG3747, 5.50%, 3/1/2056	825,677	827,383
Pool # DG4449, 5.50%, 3/1/2056	1,628,454	1,629,391
Pool # DG4457, 5.50%, 3/1/2056	366,957	370,139
Pool # DG4498, 5.50%, 3/1/2056	845,558	839,852
Pool # DG4540, 5.50%, 3/1/2056	614,733	612,055
Pool # DG5494, 5.50%, 3/1/2056	1,508,964	1,500,914
Pool # DG5496, 5.50%, 3/1/2056	1,807,346	1,795,739
Pool # DG5497, 5.50%, 3/1/2056	875,172	869,266
Pool # DG5501, 5.50%, 3/1/2056	3,082,246	3,052,806
Pool # MA5998, 5.50%, 3/1/2056	5,907,860	5,851,431
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # DG3673, 6.00%, 3/1/2056	824,940	841,718
Pool # DG3682, 6.50%, 3/1/2056	360,197	378,537
Pool # DG3683, 6.50%, 3/1/2056	323,025	335,717
Pool # DG3684, 6.50%, 3/1/2056	268,195	277,714
Pool # DG3686, 6.50%, 3/1/2056	586,818	607,423
Pool # DG3693, 6.50%, 3/1/2056	387,848	402,398
Pool # DF6182, 5.50%, 4/1/2056	1,871,118	1,853,347
Pool # DF6192, 5.50%, 4/1/2056	1,184,894	1,173,639
Pool # DG6115, 5.50%, 4/1/2056	2,333,238	2,310,952
Pool # DG6119, 5.50%, 4/1/2056	457,204	455,710
Pool # DG7692, 5.50%, 4/1/2056	4,228,350	4,198,097
Pool # DG7694, 5.50%, 4/1/2056	5,425,168	5,381,373
Pool # DG7697, 5.50%, 4/1/2056	13,690,377	13,575,031
Pool # DG6130, 6.00%, 4/1/2056	2,406,500	2,449,797
Pool # DG6828, 6.00%, 4/1/2056	338,328	344,112
Pool # DG6834, 6.00%, 4/1/2056	328,881	333,457
Pool # DG6837, 6.00%, 4/1/2056	1,561,243	1,589,188
Pool # DG6840, 6.00%, 4/1/2056	338,631	343,437
Pool # DG7708, 6.00%, 4/1/2056	17,097,277	17,339,774
Pool # DG6133, 6.50%, 4/1/2056	617,816	639,865
Pool # DG6135, 6.50%, 4/1/2056	408,386	422,726
Pool # DG6137, 6.50%, 4/1/2056	1,390,216	1,441,154
Pool # DG6139, 6.50%, 4/1/2056	447,710	464,600
Pool # DG6852, 6.50%, 4/1/2056	2,121,036	2,208,226
Pool # DG6853, 6.50%, 4/1/2056	378,096	390,975
Pool # DG6857, 6.50%, 4/1/2056	438,132	454,660
Pool # DG8229, 6.50%, 4/1/2056	8,292,290	8,573,817
Pool # DG6141, 7.00%, 4/1/2056	249,054	262,076
Pool # DG6862, 7.00%, 4/1/2056	339,030	356,616
Pool # DG7219, 5.00%, 5/1/2056	5,755,109	5,554,232
Pool # DG9275, 5.50%, 5/1/2056	10,897,904	10,793,812
Pool # DG9288, 5.50%, 5/1/2056	7,715,167	7,644,450
Pool # DG9944, 6.50%, 5/1/2056	3,167,790	3,280,850
Pool # DG9951, 6.50%, 5/1/2056	6,052,019	6,257,513
Pool # DH1075, 6.50%, 5/1/2056	149,500	154,865
Pool # DH1076, 6.50%, 5/1/2056	99,753	103,313
Pool # DH1078, 6.50%, 5/1/2056	99,710	103,249
Pool # DH1080, 6.50%, 5/1/2056	96,164	99,541
Pool # DH1091, 7.00%, 5/1/2056	99,728	104,933
Pool # DH1092, 7.00%, 5/1/2056	99,782	104,958
Pool # DH4454, 5.50%, 6/1/2056	34,244,256	33,917,173
Pool # DF6220, 6.00%, 6/1/2056	2,336,043	2,374,454
Pool # DH2435, 6.00%, 6/1/2056	1,007,110	1,025,139
Pool # DH3686, 6.00%, 6/1/2056	1,137,176	1,157,533
Pool # DH3938, 6.00%, 6/1/2056	1,264,833	1,285,660
SEE NOTES TO FINANCIAL STATEMENTS.

110	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # DH4742, 6.00%, 6/1/2056	856,538	870,056
Pool # DH4744, 6.00%, 6/1/2056	2,861,419	2,908,475
Pool # DH4745, 6.00%, 6/1/2056	2,461,490	2,505,556
Pool # DH4750, 6.00%, 6/1/2056	2,439,075	2,482,962
Pool # DH1934, 6.50%, 6/1/2056	119,635	123,836
Pool # DH1936, 6.50%, 6/1/2056	139,659	144,401
Pool # DH3701, 6.50%, 6/1/2056	2,742,790	2,835,924
Pool # DH3702, 6.50%, 6/1/2056	249,619	258,870
Pool # DH3707, 6.50%, 6/1/2056	778,088	807,165
Pool # DH4755, 6.50%, 6/1/2056	706,496	731,708
Pool # DH4760, 6.50%, 6/1/2056	442,034	457,393
Pool # DH4761, 6.50%, 6/1/2056	2,232,629	2,308,439
Pool # DH1951, 7.00%, 6/1/2056	299,392	314,850
Pool # DH1952, 7.00%, 6/1/2056	498,899	524,568
Pool # DH3710, 7.00%, 6/1/2056	748,494	787,560
Pool # DH5196, 5.50%, 7/1/2056	1,789,203	1,774,599
Pool # DH2915, 6.00%, 7/1/2056	499,574	506,775
Pool # DH4739, 6.00%, 7/1/2056	2,462,904	2,504,959
Pool # DH4894, 6.00%, 7/1/2056	10,525,988	10,646,918
Pool # DH6848, 6.00%, 7/1/2056	1,782,964	1,803,447
Pool # BW4595, 6.50%, 7/1/2056	1,301,041	1,346,472
Pool # DI1168, 6.50%, 7/1/2056	299,774	309,933
Pool # DH6870, 7.00%, 7/1/2056	1,062,379	1,118,671
Pool # DH6871, 7.00%, 7/1/2056	1,408,277	1,481,905
Pool # DH7561, 5.50%, 8/1/2056	2,986,238	2,962,932
Pool # DI1121, 5.50%, 8/1/2056	2,572,518	2,550,681
Pool # FA6591, 5.50%, 8/1/2056	43,151,875	42,739,710
Pool # DH2918, 6.00%, 8/1/2056	2,861,652	2,902,242
Pool # DI1063, 6.00%, 8/1/2056	10,305,364	10,445,125
Pool # DI1141, 6.00%, 8/1/2056	3,752,249	3,807,467
Pool # DI1142, 6.00%, 8/1/2056	8,927,016	9,055,913
Pool # DI1143, 6.00%, 8/1/2056	1,030,895	1,045,513
Pool # DI1145, 6.00%, 8/1/2056	9,759,368	9,871,490
Pool # DI1146, 6.00%, 8/1/2056	6,333,793	6,423,631
Pool # DI1154, 6.00%, 8/1/2056	3,701,451	3,743,976
Pool # DI1159, 6.00%, 8/1/2056	1,212,033	1,226,404
Pool # DI1257, 6.00%, 8/1/2056	6,000,413	6,099,342
Pool # DI1258, 6.00%, 8/1/2056	3,301,787	3,353,898
Pool # DI1259, 6.00%, 8/1/2056	2,500,000	2,536,188
Pool # DI1261, 6.00%, 8/1/2056	1,710,600	1,730,253
Pool # DI2303, 6.00%, 8/1/2056	3,600,000	3,652,111
Pool # DI2306, 6.00%, 8/1/2056	6,100,000	6,170,081
Pool # DI2447, 6.00%, 8/1/2056	3,596,687	3,648,749
Pool # BW4596, 6.50%, 8/1/2056	1,053,818	1,094,564
Pool # DI0985, 6.50%, 8/1/2056	4,897,157	5,075,951
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # DI0997, 6.50%, 8/1/2056	865,251	896,262
Pool # DI1169, 6.50%, 8/1/2056	2,998,571	3,100,390
Pool # DI1178, 6.50%, 8/1/2056	299,871	309,334
Pool # DI1270, 6.50%, 8/1/2056	5,071,080	5,253,027
Pool # DI1273, 6.50%, 8/1/2056	3,852,700	3,989,445
Pool # DI1277, 6.50%, 8/1/2056	1,005,808	1,039,633
Pool # DI1279, 6.50%, 8/1/2056	3,963,711	4,108,946
Pool # DI2340, 6.50%, 8/1/2056	1,938,400	1,998,278
Pool # DI2343, 6.50%, 8/1/2056	3,276,835	3,396,906
Pool # DI2469, 6.50%, 8/1/2056	1,100,375	1,137,738
Pool # DI1185, 7.00%, 8/1/2056	747,750	786,225
Pool # DI1186, 7.00%, 8/1/2056	2,820,064	2,965,112
Pool # DI3433, 6.00%, 9/1/2056	4,700,000	4,768,033
Pool # DI3436, 6.00%, 9/1/2056	7,400,000	7,485,016
Pool # DI3752, 6.00%, 9/1/2056	2,218,690	2,255,285
Pool # DI3754, 6.00%, 9/1/2056	4,657,936	4,711,450
Pool # DI3463, 6.50%, 9/1/2056	2,882,875	2,980,766
Pool # DI2478, 7.00%, 9/1/2056	1,000,000	1,052,284
Pool # DI4945, 7.00%, 9/1/2056	2,743,791	2,887,003
Pool # DI4948, 7.00%, 9/1/2056	1,425,195	1,498,501
FNMA, Other
Pool # BS9065, 4.62%, 7/1/2028	650,000	648,283
Pool # BS9617, 4.79%, 10/1/2028	1,200,000	1,200,641
Pool # BS7094, 4.78%, 11/1/2029	3,520,000	3,516,459
Pool # BS9607, 5.06%, 9/1/2030	162,000	163,109
Pool # BS9738, 4.97%, 10/1/2030	220,000	220,537
Pool # BS3390, 1.69%, 10/1/2031	1,242,854	1,080,830
Pool # BS3377, 1.72%, 10/1/2031	205,000	176,665
Pool # BS8929, 4.52%, 7/1/2033	4,800,000	4,702,663
Pool # BS4294, 1.97%, 1/1/2034	800,000	662,082
Pool # BZ1211, 4.99%, 6/1/2034	840,000	845,246
GNMA II Pool # MB1150, ARM, 3.50%, 5/20/2056 (a)	5,372,448	5,088,258
GNMA II, 30 Year
Pool # 2644, 6.50%, 9/20/2028	84	87
Pool # MA8151, 4.50%, 7/20/2052	22	20
Pool # MA8649, 6.00%, 2/20/2053	207,693	212,339
Pool # MA9109, 7.00%, 8/20/2053	465,746	484,054
Pool # CV8103, 6.00%, 9/20/2053	1,019,208	1,036,127
Pool # 786958, 6.00%, 10/20/2053	41,041,915	42,331,096
Pool # DB1521, 6.00%, 4/20/2054	155,236	160,684
Pool # MA9725, 5.50%, 6/20/2054	14,668,737	14,624,830
Pool # DB7182, 6.00%, 6/20/2054	83,020	85,575
Pool # DB9010, 6.00%, 6/20/2054	80,528	82,010
Pool # DC6423, 6.00%, 6/20/2054	287,882	297,454
Pool # DC6424, 6.00%, 6/20/2054	186,151	192,179
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	111

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # DC6462, 6.00%, 6/20/2054	239,606	248,343
Pool # DC6464, 6.00%, 6/20/2054	1,104,649	1,127,773
Pool # DC7762, 6.00%, 6/20/2054	1,205,795	1,231,037
Pool # DB7520, 6.00%, 7/20/2054	370,706	379,608
Pool # DC6650, 6.00%, 7/20/2054	1,041,034	1,062,827
Pool # DC8318, 6.00%, 7/20/2054	59,017	60,832
Pool # DC8319, 6.00%, 7/20/2054	97,202	100,349
Pool # 787515, 6.00%, 8/20/2054	5,947,697	6,090,667
Pool # DE1862, 6.00%, 8/20/2054	2,249,059	2,296,356
Pool # 787553, 6.00%, 9/20/2054	7,602,410	7,765,490
Pool # DE0971, 6.00%, 9/20/2054	67,545	69,375
Pool # DE4370, 6.00%, 9/20/2054	170,695	174,647
Pool # DE4373, 6.00%, 9/20/2054	179,675	183,554
Pool # DE6274, 6.00%, 9/20/2054	4,830,285	4,931,404
Pool # 787593, 5.50%, 10/20/2054	8,941,095	8,963,549
Pool # 787595, 6.00%, 10/20/2054	22,779,449	23,297,916
Pool # 787596, 6.00%, 10/20/2054	24,072,118	24,680,068
Pool # DF5278, 6.00%, 10/20/2054	101,708	104,214
Pool # DF5283, 6.00%, 10/20/2054	656,580	674,361
Pool # DF5284, 6.00%, 10/20/2054	832,498	855,043
Pool # 787890, 6.00%, 11/20/2054	4,666,116	4,769,556
Pool # DF8119, 6.00%, 11/20/2054	5,959,064	6,083,813
Pool # DF8120, 6.00%, 11/20/2054	6,544,379	6,681,377
Pool # DG0986, 6.00%, 11/20/2054	61,558	63,492
Pool # DG1019, 6.00%, 11/20/2054	194,843	201,906
Pool # DG1038, 6.00%, 11/20/2054	47,603	49,116
Pool # DE0928, 6.00%, 12/20/2054	92,691	96,213
Pool # DF4458, 6.00%, 12/20/2054	155,035	160,487
Pool # DF4461, 6.00%, 12/20/2054	168,426	171,847
Pool # DF4477, 6.00%, 12/20/2054	380,480	394,533
Pool # DF8291, 6.00%, 12/20/2054	835,276	854,311
Pool # DG1004, 6.00%, 12/20/2054	224,524	232,897
Pool # DG1015, 6.00%, 12/20/2054	128,897	133,216
Pool # DG1018, 6.00%, 12/20/2054	166,250	172,313
Pool # DG1027, 6.00%, 12/20/2054	134,581	138,623
Pool # DG8794, 6.00%, 12/20/2054	42,031	43,378
Pool # DG8812, 6.00%, 12/20/2054	60,957	63,171
Pool # DG8826, 6.00%, 12/20/2054	94,236	97,672
Pool # DG8827, 6.00%, 1/20/2055	320,018	331,906
Pool # DG8828, 6.00%, 1/20/2055	107,022	109,471
Pool # DG8829, 6.00%, 1/20/2055	155,718	161,667
Pool # DG8840, 6.00%, 1/20/2055	72,952	75,465
Pool # DG8841, 6.00%, 1/20/2055	186,498	193,426
Pool # DG8842, 6.00%, 1/20/2055	32,636	33,274
Pool # DG8843, 6.00%, 1/20/2055	94,749	98,353
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # DG8871, 6.00%, 1/20/2055	57,563	59,747
Pool # 787839, 5.50%, 2/20/2055	47,985,060	47,746,859
Pool # 787892, 5.50%, 2/20/2055	19,851,826	19,932,692
Pool # 787885, 6.00%, 3/20/2055	28,269,150	28,864,160
Pool # 787933, 5.50%, 4/20/2055	44,594,408	44,373,040
Pool # 787935, 5.50%, 4/20/2055	9,276,044	9,303,138
Pool # 787936, 5.50%, 4/20/2055	14,903,775	15,001,391
Pool # DI0238, 6.00%, 4/20/2055	1,084,297	1,099,244
Pool # 787987, 5.50%, 5/20/2055	24,320,934	24,403,445
Pool # 788063, 6.00%, 7/20/2055	9,834,939	10,041,947
Pool # 788132, 5.50%, 8/20/2055	52,317,412	52,499,706
Pool # DN0795, 5.50%, 10/20/2055	8,797,963	8,843,417
Pool # DN5662, 5.50%, 10/20/2055	2,735,427	2,745,997
Pool # DN5666, 5.50%, 10/20/2055	4,715,121	4,727,028
Pool # DN5956, 6.00%, 10/20/2055	806,534	828,719
Pool # DN5965, 6.00%, 10/20/2055	2,889,456	2,955,057
Pool # DN5970, 6.00%, 10/20/2055	2,983,976	3,044,141
Pool # DN5975, 6.00%, 10/20/2055	978,984	1,001,578
Pool # 788245, 6.50%, 10/20/2055	16,314,397	16,963,546
Pool # 788316, 5.50%, 12/20/2055	12,089,154	12,089,624
Pool # MB0814, 5.50%, 12/20/2055	192,308,010	191,129,039
Pool # 788314, 6.00%, 12/20/2055	6,006,309	6,135,253
Pool # MB0872, 5.50%, 1/20/2056	146,130,862	145,230,702
Pool # 788375, 6.50%, 1/20/2056	34,538,520	35,887,099
Pool # MB0999, 6.50%, 3/20/2056	17,014,609	17,562,935
Pool # MB1073, 6.50%, 4/20/2056	6,292,481	6,495,268
Pool # MB1144, 6.00%, 5/20/2056	37,292,724	37,859,101
Pool # MB1145, 6.50%, 5/20/2056	14,667,649	15,140,340
Pool # MB1218, 6.00%, 6/20/2056	215,320,214	218,590,353
Pool # MB1219, 6.50%, 6/20/2056	150,055,493	154,891,300
Pool # MB1286, 6.00%, 7/20/2056	9,277,947	9,418,854
Pool # MB1287, 6.50%, 7/20/2056	120,407,220	124,333,982
Pool # MB1345, 6.00%, 8/20/2056	128,500,000	130,451,572
Pool # MB1346, 6.50%, 8/20/2056	8,300,000	8,567,482
GNMA II, Single Family, 30 Year
TBA, 5.50%, 9/15/2056 (b)	50,998,688	50,636,053
TBA, 6.50%, 9/15/2056 (b)	323,300,000	333,186,789
TBA, 6.50%, 10/15/2056 (b)	74,000,000	76,069,311
Gnr Frn 7.60%, 8/24/2035 (a) (b)	3,000,000	3,003,750
Total Mortgage-Backed Securities (Cost $3,729,761,533)		3,692,098,816
Collateralized Mortgage Obligations — 18.8%
Al Series 2026-1B, 5.59%, 10/25/2029 ‡	10,000,000	10,000,000
Anchor Mortgage Trust Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (c) (d)	1,200,000	1,194,613
SEE NOTES TO FINANCIAL STATEMENTS.

112	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Aspire Mortgage Trust Series 2026-5, Class A1A, 5.55%, 8/25/2066 (c) (d)	16,863,000	16,796,027
Bayview Opportunity Master Fund VII Trust Series 2026-1, Class A1A, 5.52%, 7/25/2056 (c) (d)	15,627,289	15,538,468
Center Street Lending Resi-Investor ABS Mortgage Trust Series 2026-RTL1, Class A1, 5.38%, 12/25/2030 (c) (d)	10,620,000	10,509,531
Chase Home Lending Mortgage Trust Series 2025-DRT1, Class B3, 6.73%, 5/25/2056 (a) (c)	3,685,502	3,741,424
CHL Mortgage Pass-Through Trust Series 2006-OA5, Class 2A1, 4.18%, 4/25/2046 (a)	125,398	111,409
Citi Asset Receivables Trust
Series 2025-6, Class CERT, 0.00%, 9/20/2031 ‡ (c)	1,084,346	1,008,659
Series 2025-7, Class CERT, 0.00%, 10/20/2031 ‡ (c)	1,804,868	1,707,225
Citi Asset Receivables Trust I
Series 2025-2, Class CERT, 0.00%, 5/20/2031 ‡ (c) (e)	650,183	592,121
Series 2025-3, Class CERT, 0.00%, 6/20/2031 ‡ (c)	776,567	717,781
Series 2025-4, Class CERT, 0.00%, 7/20/2031 ‡ (c) (e)	1,103,128	1,033,410
Series 2025-5, Class CERT, 0.00%, 8/20/2031 ‡ (c) (e)	1,388,868	1,308,730
Series 2025-8, Class CERT, 0.00%, 11/20/2031 ‡ (c)	2,418,049	2,273,208
Series 2025-9, Class CERT, 0.00%, 12/20/2031 ‡ (c)	3,704,020	3,551,044
Series 2025-10, Class CERT, 0.00%, 1/20/2032 ‡ (c)	4,060,827	3,915,856
Series 2026-1, Class CERT, 0.00%, 2/20/2032 ‡ (c)	4,849,769	4,636,864
Series 2026-2, Class CERT, 0.00%, 3/20/2032 ‡ (c)	6,730,160	6,351,252
Series 2026-3, Class CERT, 0.00%, 4/20/2032 ‡ (c)	19,424,795	18,422,476
Series 2026-4, Class CERT, 0.00%, 5/20/2032 ‡ (c)	36,380,202	35,317,900
Series 2026-5, Class CERT, 0.00%, 6/20/2032 ‡ (c)	30,985,346	30,938,868
Series 2026-6, Class CERT, 0.00%, 7/20/2032 ‡ (c)	36,017,123	37,457,176
Series 2026-7, Class CERT, 0.00%, 8/20/2032 ‡ (c)	46,396,000	47,254,326
Series 2026-8, Class CERT, 0.00%, 9/20/2032 ‡ (c)	36,763,000	38,317,926
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Connecticut Avenue Securities Trust
Series 2019-R06, Class 2B1, 7.51%, 9/25/2039 (a) (c)	2,439,277	2,443,702
Series 2019-R07, Class 1B1, 7.16%, 10/25/2039 (a) (c)	2,428,562	2,436,909
Series 2019-HRP1, Class B1, 13.01%, 11/25/2039 (a) (c)	23,484,583	23,908,696
Series 2020-R02, Class 2B1, 6.76%, 1/25/2040 (a) (c)	9,300,000	9,367,615
Series 2020-R01, Class 1B1, 7.01%, 1/25/2040 (a) (c)	6,800,000	6,851,624
Series 2021-R01, Class 1B1, 6.74%, 10/25/2041 (a) (c)	2,000,000	2,005,940
Series 2021-R02, Class 2M2, 5.64%, 11/25/2041 (a) (c)	3,697,672	3,704,624
Series 2021-R02, Class 2B1, 6.94%, 11/25/2041 (a) (c)	64,000	64,318
Series 2021-R03, Class 1M2, 5.29%, 12/25/2041 (a) (c)	1,781,519	1,783,746
Series 2022-R03, Class 1B1, 9.89%, 3/25/2042 (a) (c)	5,660,000	5,809,974
Series 2022-R06, Class 1M2, 7.49%, 5/25/2042 (a) (c)	1,100,000	1,119,943
Series 2023-R02, Class 1M2, 6.99%, 1/25/2043 (a) (c)	550,000	566,108
Series 2023-R02, Class 1B1, 9.19%, 1/25/2043 (a) (c)	350,000	369,088
Series 2023-R03, Class 2M2, 7.54%, 4/25/2043 (a) (c)	2,640,000	2,740,663
Series 2023-R04, Class 1M2, 7.19%, 5/25/2043 (a) (c)	500,000	518,892
Series 2023-R04, Class 1B1, 8.99%, 5/25/2043 (a) (c)	2,600,000	2,770,166
Series 2023-R04, Class 1B2, 11.89%, 5/25/2043 (a) (c)	2,000,000	2,219,013
Series 2023-R06, Class 1M2, 6.34%, 7/25/2043 (a) (c)	680,000	694,450
Series 2023-R06, Class 1B2, 9.54%, 7/25/2043 (a) (c)	7,000,000	7,551,134
Series 2023-R07, Class 2M2, 6.89%, 9/25/2043 (a) (c)	16,000,000	16,420,000
Series 2023-R07, Class 2B1, 8.14%, 9/25/2043 (a) (c)	5,000,000	5,284,400
Series 2023-R08, Class 1M2, 6.14%, 10/25/2043 (a) (c)	5,400,000	5,487,750
Series 2024-R01, Class 1M1, 4.69%, 1/25/2044 (a) (c)	1,291,557	1,290,756
Series 2024-R01, Class 1B1, 6.34%, 1/25/2044 (a) (c)	2,500,000	2,559,375
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	113

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2024-R01, Class 1B2, 7.64%, 1/25/2044 (a) (c)	904,000	953,117
Series 2024-R02, Class 1M2, 5.44%, 2/25/2044 (a) (c)	460,000	462,860
Series 2024-R02, Class 1B2, 7.34%, 2/25/2044 (a) (c)	1,799,000	1,875,211
Series 2024-R04, Class 1M2, 5.29%, 5/25/2044 (a) (c)	1,136,040	1,139,232
Series 2024-R05, Class 2M2, 5.34%, 7/25/2044 (a) (c)	256,393	256,793
Series 2024-R05, Class 2B1, 5.64%, 7/25/2044 (a) (c)	7,000,000	7,052,500
Series 2024-R06, Class 1M2, 5.24%, 9/25/2044 (a) (c)	2,473,629	2,475,923
Series 2025-R06, Class 1M2, 5.19%, 9/25/2045 (a) (c)	6,520,000	6,530,116
Series 2025-R06, Class 1B1, 5.49%, 9/25/2045 (a) (c)	2,830,000	2,836,194
Deephaven Residential Mortgage Trust
Series 2022-2, Class A1, 5.30%, 3/25/2067 (a) (c)	77,135	74,164
Series 2026-INV3, Class A1, 5.47%, 6/25/2071 (a) (c)	19,297,395	19,188,307
FHLMC STACR REMIC Trust
Series 2021-HQA1, Class B1, 6.64%, 8/25/2033 (a) (c)	3,400,000	3,689,000
Series 2021-DNA2, Class B1, 7.04%, 8/25/2033 (a) (c)	6,600,000	7,247,658
Series 2021-HQA1, Class B2, 8.64%, 8/25/2033 (a) (c)	9,166,267	10,867,869
Series 2021-DNA2, Class B2, 9.64%, 8/25/2033 (a) (c)	18,622,782	23,252,231
Series 2021-DNA3, Class B2, 9.89%, 10/25/2033 (a) (c)	5,800,000	7,355,333
Series 2021-HQA2, Class B2, 9.09%, 12/25/2033 (a) (c)	9,090,000	11,075,071
Series 2021-DNA5, Class B2, 9.14%, 1/25/2034 (a) (c)	23,730,000	28,881,062
Series 2021-HQA3, Class B2, 9.89%, 9/25/2041 (a) (c)	500,000	501,604
Series 2021-DNA6, Class B2, 11.14%, 10/25/2041 (a) (c)	1,800,000	1,816,259
Series 2021-DNA7, Class B1, 7.29%, 11/25/2041 (a) (c)	8,386,000	8,434,502
Series 2021-DNA7, Class B2, 11.44%, 11/25/2041 (a) (c)	4,318,000	4,382,472
Series 2021-HQA4, Class B2, 10.64%, 12/25/2041 (a) (c)	11,000,000	11,185,680
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2022-DNA2, Class M2, 7.39%, 2/25/2042 (a) (c)	5,470,000	5,540,248
Series 2022-HQA1, Class B2, 14.64%, 3/25/2042 (a) (c)	18,100,000	19,040,681
Series 2022-DNA3, Class M1B, 6.54%, 4/25/2042 (a) (c)	500,000	505,708
Series 2022-DNA3, Class B1, 9.29%, 4/25/2042 (a) (c)	6,250,000	6,424,875
Series 2022-DNA3, Class B2, 13.39%, 4/25/2042 (a) (c)	7,000,000	7,347,617
Series 2022-DNA4, Class M1B, 6.99%, 5/25/2042 (a) (c)	6,000,000	6,091,860
Series 2022-DNA4, Class M2, 8.89%, 5/25/2042 (a) (c)	550,000	565,962
Series 2022-DNA5, Class M2, 10.39%, 6/25/2042 (a) (c)	6,000,000	6,264,752
Series 2022-HQA2, Class M2, 9.64%, 7/25/2042 (a) (c)	2,500,000	2,603,625
Series 2022-HQA3, Class M1B, 7.19%, 8/25/2042 (a) (c)	7,600,000	7,787,644
Series 2022-DNA6, Class M2, 9.39%, 9/25/2042 (a) (c)	3,000,000	3,142,689
Series 2023-DNA1, Class M1A, 5.74%, 3/25/2043 (a) (c)	224,449	226,454
Series 2023-DNA2, Class M1A, 5.74%, 4/25/2043 (a) (c)	529,139	531,123
Series 2023-DNA2, Class B1, 11.24%, 4/25/2043 (a) (c)	5,000,000	5,478,787
Series 2023-HQA2, Class M1B, 6.99%, 6/25/2043 (a) (c)	8,200,000	8,457,307
Series 2023-HQA2, Class M2, 7.49%, 6/25/2043 (a) (c)	9,800,000	10,192,000
Series 2024-DNA1, Class M2, 5.59%, 2/25/2044 (a) (c)	1,500,000	1,510,731
Series 2026-DNA2, Class B1, 5.74%, 3/25/2046 (a) (c)	12,460,000	12,590,202
Series 2026-HQA1, Class M2, 5.14%, 5/25/2046 (a) (c)	3,000,000	2,999,994
Series 2020-HQA1, Class B2, 8.86%, 1/25/2050 (a) (c)	2,000,000	2,218,592
Series 2020-HQA2, Class B2, 11.36%, 3/25/2050 (a) (c)	5,800,000	6,932,880
Series 2020-HQA4, Class B2, 13.16%, 9/25/2050 (a) (c)	7,000,000	8,964,815
Series 2020-DNA5, Class B2, 15.14%, 10/25/2050 (a) (c)	39,871,608	54,026,029
Series 2020-DNA6, Class B2, 9.29%, 12/25/2050 (a) (c)	1,937,000	2,230,079
Series 2021-DNA1, Class B2, 8.39%, 1/25/2051 (a) (c)	1,585,000	1,774,447
SEE NOTES TO FINANCIAL STATEMENTS.

114	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
FHLMC STACR Trust Series 2019-DNA1, Class B2, 14.51%, 1/25/2049 (a) (c)	1,810,000	2,157,350
FHLMC STACR, Whole Loan
Series 2017-DNA2, Class B1, 8.91%, 10/25/2029 (a)	250,000	256,730
Series 2017-DNA3, Class B1, 8.21%, 3/25/2030 (a)	1,550,000	1,606,445
FHLMC, REMIC
Series 5616, Class GL, 4.05%, 1/15/2033	9,315,521	8,984,642
Series 5700, Class GB, 4.75%, 9/15/2033	8,300,000	8,183,920
Series 5558, Class BV, 5.50%, 5/25/2036	2,756,357	2,750,664
Series 5148, Class PZ, 2.50%, 10/25/2051	12,880,630	7,794,542
Series 5151, Class KZ, 2.50%, 10/25/2051	8,917,984	5,448,986
Series 5328, Class Z, 6.00%, 8/25/2053	4,810,656	4,782,033
Series 5338, Class AZ, 6.00%, 9/25/2053	4,786,722	4,758,784
Series 5343, Class HZ, 6.00%, 10/25/2053	1,369,336	1,363,073
Series 5387, Class KB, 6.00%, 3/25/2054	2,900,000	2,958,078
Series 5413, Class KS, IF, IO, 2.21%, 5/25/2054 (a)	3,567,447	213,004
Series 5414, Class DZ, 6.00%, 5/25/2054	5,276,802	5,261,756
Series 5442, Class HZ, 6.00%, 8/25/2054	5,663,978	5,659,106
Series 5495, Class SC, IF, IO, 2.31%, 1/25/2055 (a)	32,042,716	1,996,992
Series 5509, Class SA, IF, IO, 2.11%, 2/25/2055 (a)	17,746,118	848,612
Series 5508, Class SN, IF, IO, 2.21%, 2/25/2055 (a)	10,717,981	550,908
Series 5520, Class SD, IF, IO, 2.24%, 3/25/2055 (a)	15,665,130	911,532
Series 5520, Class SE, IF, IO, 2.24%, 3/25/2055 (a)	7,480,460	386,599
Series 5516, Class BZ, 5.50%, 3/25/2055	2,497,326	2,404,110
Series 5517, Class AL, 6.00%, 3/25/2055	4,473,567	4,424,486
Series 5528, Class SA, IF, IO, 2.34%, 4/25/2055 (a)	15,815,028	905,433
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 5549, Class SA, IF, IO, 2.11%, 6/25/2055 (a)	17,248,186	942,513
Series 5580, Class Z, 5.00%, 6/25/2055	2,207,440	2,052,398
Series 5562, Class Z, 6.00%, 7/25/2055	39,356	39,067
Series 5565, Class SA, IF, IO, 2.21%, 8/25/2055 (a)	21,082,288	1,225,773
Series 5565, Class AZ, 5.00%, 8/25/2055	1,108,319	979,760
Series 5564, Class PZ, 6.00%, 8/25/2055	5,196,578	4,744,428
Series 5578, Class ZC, 6.00%, 9/25/2055	1,509,225	1,443,076
Series 5601, Class S, IF, IO, 2.31%, 11/25/2055 (a)	93,351,794	5,542,781
Series 5613, Class S, IF, IO, 2.41%, 1/25/2056 (a)	27,170,748	1,853,379
Series 5613, Class ZG, 5.50%, 1/25/2056	5,341,312	5,120,114
Series 5623, Class ZA, 5.50%, 2/25/2056	3,789,194	3,728,447
Series 5632, Class UZ, 5.50%, 2/25/2056	12,020,159	11,071,747
Series 5633, Class ZC, 5.50%, 2/25/2056	4,022,500	3,890,675
Series 5633, Class ZG, 5.50%, 2/25/2056	10,035,581	9,118,322
Series 5650, Class UZ, 5.50%, 4/25/2056	3,274,309	3,079,898
FNMA, Connecticut Avenue Securities
Series 2016-C06, Class 1B, 13.01%, 4/25/2029 (a)	7,609,333	7,695,863
Series 2017-C02, Class 2B1, 9.26%, 9/25/2029 (a)	2,120,000	2,170,280
Series 2017-C05, Class 1B1, 7.36%, 1/25/2030 (a)	1,090,558	1,116,990
Series 2017-C06, Class 1B1, 7.91%, 2/25/2030 (a)	450,000	464,286
Series 2018-C03, Class 1B1, 7.51%, 10/25/2030 (a)	3,647,000	3,815,006
FNMA, REMIC
Series 2025-78, Class BV, 5.50%, 8/25/2036	3,722,677	3,708,144
Series 2014-73, Class CZ, 3.00%, 11/25/2044	6,090,137	5,455,586
Series 2023-28, Class EZ, 6.00%, 7/25/2053	2,417,354	2,398,553
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	115

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2023-31, Class LZ, 6.00%, 7/25/2053	4,834,709	4,817,612
Series 2023-34, Class LZ, 6.00%, 8/25/2053	3,006,660	3,002,057
Series 2024-25, Class ZA, 6.00%, 9/25/2053	2,184,758	2,175,677
Series 2023-52, Class DZ, 6.50%, 11/25/2053	1,869,146	1,923,568
Series 2024-25, Class ZB, 5.50%, 3/25/2054	3,068,816	2,934,474
Series 2024-20, Class MS, IF, IO, 2.31%, 5/25/2054 (a)	5,252,846	321,281
Series 2024-43, Class MZ, 6.00%, 7/25/2054	1,662,151	1,655,480
Series 2024-58, Class BS, IF, IO, 2.21%, 8/25/2054 (a)	4,657,589	219,390
Series 2025-98, Class UZ, 6.00%, 8/25/2054	2,145,001	2,129,250
Series 2024-95, Class SE, IF, IO, 2.26%, 12/25/2054 (a)	6,418,888	348,474
Series 2024-92, Class SH, IF, IO, 2.31%, 12/25/2054 (a)	4,371,642	264,775
Series 2024-95, Class KL, 5.50%, 12/25/2054	5,463,569	5,299,100
Series 2024-105, Class SH, IF, IO, 2.21%, 1/25/2055 (a)	16,143,675	941,023
Series 2025-7, Class SE, IF, IO, 2.21%, 2/25/2055 (a)	4,922,594	294,431
Series 2025-11, Class SB, IF, IO, 2.26%, 3/25/2055 (a)	6,579,640	397,701
Series 2025-24, Class SC, IF, IO, 2.29%, 4/25/2055 (a)	9,718,695	541,919
Series 2025-47, Class SM, IF, IO, 2.16%, 6/25/2055 (a)	49,085,902	2,621,212
Series 2025-55, Class SG, IF, IO, 2.26%, 7/25/2055 (a)	23,198,122	1,280,710
Series 2025-55, Class SC, IF, IO, 2.78%, 7/25/2055 (a)	16,052,259	1,117,911
Series 2025-55, Class UN, 5.00%, 7/25/2055	2,703,194	2,670,301
Series 2025-57, Class Z, 6.00%, 7/25/2055	259,190	258,723
Series 2025-66, Class SL, IF, IO, 2.16%, 8/25/2055 (a)	19,796,736	1,152,762
Series 2025-69, Class Z, 6.00%, 8/25/2055	2,608,969	2,581,505
Series 2025-73, Class Z, 6.00%, 9/25/2055	1,506,538	1,505,500
Series 2025-74, Class ZA, 6.00%, 9/25/2055	2,314,904	2,204,291
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2025-89, Class ZB, 6.00%, 10/25/2055	1,418,998	1,417,556
Series 2025-106, Class KZ, 5.50%, 12/25/2055	1,642,296	1,628,727
Series 2025-106, Class UZ, 5.50%, 12/25/2055	1,516,843	1,468,496
Series 2026-5, Class ZY, 5.00%, 2/25/2056	829,775	800,208
Series 2026-11, Class SB, IF, 4.07%, 3/25/2056 (a)	2,088,635	1,745,743
GCAT Trust Series 2023-NQM3, Class A1, 6.89%, 8/25/2068 (c) (d)	2,514,641	2,509,978
GNMA
Series 2014-181, Class SL, IF, IO, 1.83%, 12/20/2044 (a)	353,648	24,082
Series 2021-78, Class IB, IO, 3.00%, 5/20/2051	730,901	122,390
Series 2021-107, Class XI, IO, 3.00%, 6/20/2051	1,077,204	171,853
Series 2023-55, Class IE, IO, 2.50%, 7/20/2051	7,105,581	978,584
Series 2021-142, Class XI, IO, 3.00%, 8/20/2051	114,941	18,386
Series 2021-160, Class IE, IO, 2.50%, 9/20/2051	20,921,307	2,946,641
Series 2021-188, Class IJ, IO, 3.00%, 10/20/2051	2,300,871	384,008
Series 2025-171, Class MT, 5.25%, 4/20/2052	4,000,000	3,911,880
Series 2023-67, Class DZ, 5.50%, 5/20/2053	4,661,411	4,476,510
Series 2023-102, Class BG, 5.50%, 7/20/2053	310,000	303,262
Series 2023-113, Class SJ, IF, IO, 2.06%, 8/20/2053 (a)	4,524,116	208,525
Series 2023-113, Class GZ, 5.50%, 8/20/2053	1,486,469	1,464,970
Series 2023-117, Class ZM, 5.50%, 8/20/2053	2,357,897	2,225,664
Series 2023-132, Class EL, 5.50%, 9/20/2053	8,000,000	7,957,652
Series 2024-1, Class MS, IF, IO, 2.21%, 1/20/2054 (a)	8,583,756	507,006
Series 2024-30, Class SC, IF, IO, 2.81%, 2/20/2054 (a)	3,348,923	252,235
Series 2024-27, Class GB, 5.00%, 2/20/2054	250,000	231,813
Series 2025-44, Class GZ, 6.00%, 2/20/2054	5,877,827	5,813,410
SEE NOTES TO FINANCIAL STATEMENTS.

116	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2024-64, Class SV, IF, IO, 1.61%, 4/20/2054 (a)	5,775,401	220,544
Series 2024-79, Class CS, IF, IO, 1.61%, 5/20/2054 (a)	8,493,677	341,005
Series 2024-79, Class BS, IF, IO, 3.61%, 5/20/2054 (a)	4,248,855	441,100
Series 2024-110, Class SC, IF, IO, 2.36%, 7/20/2054 (a)	3,732,666	254,304
Series 2024-112, Class SA, IF, IO, 2.96%, 7/20/2054 (a)	2,813,451	203,971
Series 2024-110, Class AS, IF, IO, 3.01%, 7/20/2054 (a)	2,949,589	250,845
Series 2024-126, Class HS, IF, IO, 2.31%, 8/20/2054 (a)	3,538,615	209,683
Series 2024-126, Class JS, IF, IO, 2.31%, 8/20/2054 (a)	9,536,012	472,565
Series 2024-134, Class SE, IF, IO, 2.31%, 8/20/2054 (a)	8,014,164	462,769
Series 2024-127, Class SE, IF, IO, 2.36%, 8/20/2054 (a)	4,432,225	280,180
Series 2024-126, Class AS, IF, IO, 3.01%, 8/20/2054 (a)	3,550,230	283,229
Series 2024-128, Class SA, IF, IO, 3.01%, 8/20/2054 (a)	5,543,107	441,231
Series 2024-151, Class JS, IF, IO, 2.97%, 9/20/2054 (a)	3,572,313	291,743
Series 2024-159, Class AS, IF, IO, 2.46%, 10/20/2054 (a)	2,968,770	193,031
Series 2024-190, Class CS, IF, IO, 2.36%, 11/20/2054 (a)	3,732,713	196,969
Series 2025-156, Class BZ, 4.50%, 11/20/2054	833,626	740,607
Series 2024-204, Class SB, IF, IO, 2.37%, 12/20/2054 (a)	6,305,354	378,546
Series 2025-156, Class Z, 4.50%, 12/20/2054	7,294,225	6,416,585
Series 2025-89, Class JY, 5.00%, 12/20/2054	1,700,000	1,600,516
Series 2025-1, Class KS, IF, IO, 1.56%, 1/20/2055 (a)	7,895,864	308,112
Series 2025-1, Class SU, IF, IO, 1.56%, 1/20/2055 (a)	7,349,755	272,550
Series 2025-1, Class SV, IF, IO, 2.26%, 1/20/2055 (a)	7,698,639	434,440
Series 2025-7, Class SG, IF, IO, 2.31%, 1/20/2055 (a)	14,403,882	769,823
Series 2025-7, Class QS, IF, IO, 2.81%, 1/20/2055 (a)	3,004,341	210,894
Series 2025-1, Class SL, IF, IO, 2.96%, 1/20/2055 (a)	3,468,707	252,559
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2025-7, Class SL, IF, IO, 2.96%, 1/20/2055 (a)	3,164,784	207,037
Series 2025-89, Class DY, 5.25%, 1/20/2055	2,408,529	2,306,702
Series 2025-1, Class BL, 6.00%, 1/20/2055	1,400,000	1,383,821
Series 2025-22, Class AS, IF, IO, 2.31%, 2/20/2055 (a)	11,752,434	625,420
Series 2025-23, Class SE, IF, IO, 2.31%, 2/20/2055 (a)	5,376,506	314,455
Series 2025-23, Class SL, IF, IO, 2.31%, 2/20/2055 (a)	8,326,030	491,724
Series 2025-25, Class HS, IF, IO, 2.31%, 2/20/2055 (a)	11,070,676	594,708
Series 2025-22, Class GS, IF, IO, 2.91%, 2/20/2055 (a)	8,373,503	579,254
Series 2025-25, Class BS, IF, IO, 2.91%, 2/20/2055 (a)	15,652,203	1,223,628
Series 2025-25, Class SB, IF, IO, 2.91%, 2/20/2055 (a)	14,320,490	997,309
Series 2025-30, Class SC, IF, IO, 2.91%, 2/20/2055 (a)	8,725,258	599,098
Series 2025-25, Class ZN, 7.00%, 2/20/2055	1,207,316	1,235,503
Series 2025-41, Class AS, IF, IO, 1.66%, 3/20/2055 (a)	14,265,508	624,595
Series 2025-41, Class BS, IF, IO, 1.66%, 3/20/2055 (a)	37,256,460	1,498,209
Series 2025-51, Class SH, IF, IO, 2.31%, 3/20/2055 (a)	11,123,644	632,144
Series 2025-51, Class SA, IF, IO, 2.36%, 3/20/2055 (a)	37,995,238	2,326,612
Series 2025-41, Class ES, IF, IO, 3.56%, 3/20/2055 (a)	3,833,263	335,992
Series 2025-41, Class SE, IF, IO, 3.56%, 3/20/2055 (a)	5,884,504	584,005
Series 2025-60, Class ZC, 5.00%, 3/20/2055	13,122,631	12,109,171
Series 2025-139, Class B, 5.50%, 3/20/2055	5,500,000	5,227,182
Series 2025-69, Class SW, IF, IO, 1.49%, 4/20/2055 (a)	10,368,363	369,873
Series 2025-69, Class SX, IF, IO, 1.49%, 4/20/2055 (a)	25,092,478	898,946
Series 2025-70, Class SD, IF, IO, 1.51%, 4/20/2055 (a)	53,613,917	2,091,822
Series 2025-65, Class SL, IF, IO, 2.21%, 4/20/2055 (a)	57,351,138	3,380,901
Series 2025-69, Class SK, IF, IO, 2.81%, 4/20/2055 (a)	21,836,665	1,470,422
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	117

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2025-156, Class CZ, 5.00%, 4/20/2055	1,444,584	1,330,138
Series 2025-69, Class AZ, 5.00%, 4/20/2055	2,696,560	2,484,200
Series 2025-70, Class EZ, 5.00%, 4/20/2055	4,573,981	4,130,718
Series 2025-105, Class PA, 7.00%, 4/20/2055	933,179	945,587
Series 2026-136, Class MJ, 7.29%, 4/20/2055 (a)	2,000,000	2,048,474
Series 2025-89, Class SP, IF, IO, 1.46%, 5/20/2055 (a)	19,425,576	678,056
Series 2025-84, Class SQ, IF, IO, 1.51%, 5/20/2055 (a)	25,886,421	916,216
Series 2025-89, Class SC, IF, IO, 2.81%, 5/20/2055 (a)	8,295,325	595,578
Series 2025-89, Class SE, IF, IO, 2.81%, 5/20/2055 (a)	16,023,820	1,086,383
Series 2025-79, Class HS, IF, IO, 2.91%, 5/20/2055 (a)	4,481,458	312,553
Series 2025-139, Class ZB, 5.25%, 5/20/2055	1,581,659	1,395,225
Series 2025-100, Class SA, IF, IO, 2.21%, 6/20/2055 (a)	29,151,974	1,703,869
Series 2025-105, Class SD, IF, IO, 2.21%, 6/20/2055 (a)	49,724,698	2,895,753
Series 2025-97, Class SE, IF, IO, 2.26%, 6/20/2055 (a)	23,473,066	1,401,039
Series 2025-105, Class PZ, 5.00%, 6/20/2055	2,428,322	2,169,094
Series 2025-124, Class CS, IF, IO, 1.56%, 7/20/2055 (a)	6,815,484	263,265
Series 2025-124, Class SE, IF, IO, 2.21%, 7/20/2055 (a)	54,827,695	3,158,284
Series 2025-127, Class SH, IF, IO, 2.90%, 7/20/2055 (a)	7,606,123	554,375
Series 2025-127, Class PZ, 6.00%, 7/20/2055	1,346,552	1,340,539
Series 2026-136, Class MK, 7.29%, 7/20/2055 (a)	5,100,000	5,248,096
Series 2025-120, Class SH, IF, 8.03%, 7/20/2055 (a)	3,794,797	3,669,662
Series 2025-120, Class SJ, IF, 8.11%, 7/20/2055 (a)	3,767,691	3,653,138
Series 2025-139, Class SU, IF, IO, 1.66%, 8/20/2055 (a)	44,039,658	1,933,843
Series 2025-139, Class JS, IF, IO, 2.91%, 8/20/2055 (a)	19,175,857	1,464,884
Series 2025-132, Class MZ, 5.00%, 8/20/2055	1,366,510	1,206,740
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2025-139, Class UC, 6.00%, 8/20/2055	1,184,147	1,181,249
Series 2025-135, Class SE, IF, 8.11%, 8/20/2055 (a)	7,012,592	6,797,623
Series 2025-152, Class SA, IF, IO, 2.26%, 9/20/2055 (a)	15,503,626	719,809
Series 2025-152, Class SH, IF, IO, 2.26%, 9/20/2055 (a)	22,009,490	1,142,101
Series 2025-156, Class JL, 5.00%, 9/20/2055	10,500,000	9,972,268
Series 2025-156, Class PA, 6.50%, 9/20/2055	7,586,478	7,570,325
Series 2025-171, Class SB, IF, IO, 1.76%, 10/20/2055 (a)	11,232,199	533,985
Series 2025-172, Class PZ, 6.00%, 10/20/2055	6,654,133	6,618,910
Series 2025-175, Class AZ, 6.00%, 10/20/2055	1,947,149	1,932,978
Series 2025-192, Class ZU, 4.50%, 11/20/2055	6,535,115	5,868,517
Series 2025-196, Class LZ, 5.50%, 11/20/2055	8,332,430	8,037,471
Series 2025-208, Class ZG, 4.50%, 12/20/2055	13,282,353	12,699,948
Series 2025-204, Class PZ, 5.50%, 12/20/2055	4,327,441	4,258,488
Series 2025-211, Class UZ, 5.50%, 12/20/2055	9,064,203	8,897,401
Series 2025-211, Class CP, 6.50%, 12/20/2055	15,656,783	15,515,125
Series 2026-2, Class KS, IF, IO, 1.91%, 1/20/2056 (a)	56,544,907	3,191,926
Series 2026-2, Class AZ, 4.50%, 1/20/2056	8,304,767	7,527,908
Series 2026-2, Class GZ, 4.50%, 1/20/2056	13,389,827	11,760,254
Series 2026-2, Class UZ, 4.50%, 1/20/2056	1,977,196	1,940,431
Series 2026-25, Class ZB, 4.50%, 1/20/2056	2,859,124	2,750,677
Series 2026-4, Class JZ, 4.50%, 1/20/2056	7,919,239	7,246,572
Series 2026-3, Class ZH, 5.50%, 1/20/2056	9,759,381	9,625,372
Series 2026-25, Class SD, IF, IO, 2.01%, 2/20/2056 (a)	32,471,614	1,910,614
Series 2026-24, Class DS, IF, IO, 2.06%, 2/20/2056 (a)	71,177,583	4,730,889
Series 2026-24, Class SB, IF, IO, 2.06%, 2/20/2056 (a)	130,065,995	7,371,256
SEE NOTES TO FINANCIAL STATEMENTS.

118	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2026-24, Class BZ, 4.50%, 2/20/2056	1,486,640	1,367,920
Series 2026-24, Class DZ, 4.50%, 2/20/2056	2,517,051	2,231,055
Series 2026-25, Class ZH, 5.50%, 2/20/2056	11,498,675	11,194,938
Series 2026-30, Class DZ, 5.50%, 2/20/2056	852,033	706,175
Series 2026-48, Class HS, IF, IO, 2.03%, 3/20/2056 (a)	60,102,732	2,936,012
Series 2026-48, Class S, IF, IO, 2.05%, 3/20/2056 (a)	66,842,257	4,077,572
Series 2026-62, Class MS, IF, IO, 2.06%, 4/20/2056 (a)	30,287,559	2,438,542
Series 2026-82, Class KS, IF, IO, 1.96%, 5/20/2056 (a)	68,617,849	4,281,493
Series 2026-100, Class SC, IF, IO, 1.96%, 6/20/2056 (a)	14,815,769	609,214
Series 2026-100, Class SD, IF, IO, 1.96%, 6/20/2056 (a)	23,267,674	889,612
Series 2026-100, Class SG, IF, IO, 2.01%, 6/20/2056 (a)	24,311,875	1,066,226
Series 2026-136, Class MC, 7.67%, 8/20/2066 (a)	4,000,000	4,066,274
Series 2026-153, Class MT, 8.10%, 9/20/2066 (a)	6,300,000	6,404,344
Series 2024-H08, Class DI, IO, 1.20%, 5/20/2074 (a)	27,207,298	2,526,500
Series 2025-H19, IO, 1.14%, 9/20/2075 (a)	25,718,641	2,283,931
Series 2025-H20, Class AI, IO, 1.15%, 9/20/2075 (a)	38,653,137	3,711,753
Series 2026-H15, IO, 1.11%, 10/20/2075 (a)	168,215,707	12,812,772
Series 2026-H11, IO, 1.05%, 4/20/2076 (a)	24,992,358	2,315,170
Gnr Series 2026-1, 8.00%, 8/24/2035 (b)	4,100,000	4,117,937
GS Mortgage-Backed Securities Corp. Trust Series 2025-NQM6, Class A1, 5.02%, 2/25/2066 (c) (d)	4,227,477	4,167,257
GS Mortgage-Backed Securities Trust
Series 2025-PJ6, Class A1, 6.00%, 11/25/2055 (a) (c)	1,585,398	1,585,584
Series 2025-PJ7, Class A1, 6.00%, 12/25/2055 (a) (c)	8,862,100	8,863,137
Series 2025-PJ9, Class A1, 6.00%, 3/25/2056 (a) (c)	18,031,282	18,033,392
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

LHOME Mortgage Trust
Series 2024-RTL4, Class A1, 5.92%, 7/25/2039 (c) (d)	2,194,513	2,194,244
Series 2024-RTL4, Class A2, 6.09%, 7/25/2039 (c) (d)	1,017,294	1,018,295
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (c) (d)	1,263,000	1,263,324
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (c) (d)	2,221,000	2,224,526
Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (a) (c)	1,000,000	1,000,167
LOANDEPOT GMSR Master Trust Series 2025-GT2, Class A, 6.79%, 7/16/2030 (a) (c)	4,000,000	4,006,848
MFA Trust
Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (c) (d)	6,845,000	6,851,473
Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (c) (d)	5,480,461	5,487,209
Series 2021-NQM1, Class A1, 1.15%, 4/25/2065 (a) (c)	60,991	57,450
Series 2025-NQM5, Class A1A, 5.19%, 11/25/2070 (c) (d)	6,886,925	6,813,250
New Residential Mortgage Loan Trust
Series 2018-3A, Class A1C, 3.00%, 5/25/2058 (a) (c)	173,703	160,216
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (a) (c)	109,134	103,462
Series 2025-NQM4, Class A1, 5.35%, 7/25/2065 (a) (c)	4,625,778	4,580,918
Series 2025-NQM5, Class A1, 5.11%, 8/25/2065 (a) (c)	4,965,377	4,897,977
Series 2025-NQM7, Class A1A, 5.01%, 10/26/2065 (c) (d)	13,118,832	12,938,998
Series 2026-NQM1, Class A1A, 4.82%, 11/25/2065 (c) (d)	17,481,665	17,214,297
Series 2026-NQM2, Class M1, 5.48%, 12/25/2065 (a) (c)	1,850,000	1,810,872
Series 2026-NQM4, Class A1A, 5.00%, 2/25/2066 (c) (d)	13,092,287	12,895,664
Series 2026-NQM5, Class A1, 5.18%, 4/25/2066 (a) (c)	20,546,758	20,306,649
Series 2026-NQM6, Class A1, 5.29%, 5/25/2066 (a) (c)	21,315,567	21,106,621
Series 2026-NQM7, Class A1, 5.42%, 6/25/2066 (a) (c)	15,158,678	15,043,808
Series 2026-NQM8, Class A1A, 5.56%, 8/25/2066 (c) (d)	9,851,381	9,818,550
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	119

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A, 6.55%, 3/25/2032 (c) (d)	5,895,884	5,850,711
NRZT Series 2025-NQM6, Class A1, 5.09%, 10/25/2065 (a) (c)	4,461,643	4,407,754
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (c) (d)	241,476	241,396
OBX Trust
Series 2026-INV3, Class A1, 6.00%, 4/25/2056 (a) (c)	12,215,030	12,289,750
Series 2026-INV4, Class A1, 6.00%, 5/25/2056 (a) (c)	23,538,307	23,619,914
Series 2026-INV5, Class A1, 6.00%, 8/25/2056 (a) (c)	26,157,862	26,324,409
Series 2023-NQM7, Class A1, 6.84%, 4/25/2063 (c) (d)	308,981	308,030
Series 2025-NQM2, Class A1, 5.60%, 11/25/2064 (c) (d)	4,767,826	4,765,293
Series 2025-NQM10, Class A1, 5.45%, 5/25/2065 (c) (d)	2,421,478	2,417,498
Series 2026-NQM2, Class A1A, 4.82%, 12/1/2065 (c) (d)	14,232,619	13,995,286
Series 2026-NQM2, Class A1B, 4.82%, 12/1/2065 (c) (d)	4,180,890	4,101,978
Series 2026-NQM7, Class A1, 5.22%, 4/25/2066 (a) (c)	19,437,443	19,237,218
Series 2026-NQM6, Class A1A, 5.06%, 4/26/2066 (c) (d)	21,300,835	21,030,951
Series 2026-NQM13, Class A1A, 5.64%, 7/1/2066 (b) (c) (d)	16,800,000	16,744,936
PMT Loan Trust
Series 2025-J1, Class A1, 6.00%, 4/25/2055 (a) (c)	10,359,763	10,348,026
Series 2025-INV5, Class A2, 6.00%, 5/25/2056 (a) (c)	3,408,975	3,430,680
Series 2025-INV6, Class A2, 6.00%, 6/25/2056 (a) (c)	5,816,726	5,828,168
Series 2025-INV10, Class A2, 5.50%, 10/1/2056 (a) (c)	8,419,687	8,307,536
Series 2026-INV2, Class A2, 5.50%, 1/25/2057 (a) (c)	23,986,126	23,576,683
Series 2026-INV3, Class A1, 6.00%, 2/25/2057 (a) (c)	23,182,387	23,313,762
Series 2026-CNF3, Class A1, 5.50%, 4/25/2057 (a) (c)	24,864,517	24,425,161
Series 2026-CNF4, Class A1, 5.50%, 5/25/2057 (a) (c)	22,630,268	22,230,391
Series 2026-INV5, Class A1, 6.00%, 5/25/2057 (a) (c)	16,520,897	16,626,086
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2026-INV6, Class A1, 6.00%, 6/25/2057 (a) (c)	30,666,550	30,861,804
Series 2026-CNF6, Class A1, 5.50%, 7/25/2057 (a) (c)	23,842,401	23,421,105
Series 2026-INV7, Class A1, 6.00%, 7/25/2057 (a) (c)	15,048,637	15,162,510
Series 2024-INV2, Class A1, 6.00%, 12/25/2059 (a) (c)	7,424,480	7,471,752
Provident Funding Mortgage Trust
Series 2025-2, Class A1, 6.00%, 6/25/2055 (a) (c)	2,486,227	2,483,410
Series 2025-3, Class A1, 6.00%, 8/25/2055 (a) (c)	17,991,020	17,959,392
PRPM Series 2025-3, Class A1, 6.26%, 5/25/2030 (c) (d)	1,405,079	1,402,636
PRPM LLC
Series 2024-7, Class A1, 5.87%, 11/25/2029 (c) (d)	1,057,773	1,058,156
Series 2024-8, Class A2, 8.84%, 12/25/2029 (c) (d)	2,000,000	1,997,798
Series 2025-4, Class A1, 6.18%, 6/25/2030 (c) (d)	1,632,282	1,630,709
Series 2025-RPL2, Class A1, 3.75%, 4/25/2055 (c) (d)	1,577,338	1,532,551
RCO IX Mortgage LLC Series 2026-4, Class A1, 5.69%, 8/25/2031 (c) (d)	12,400,000	12,342,289
Santander Mortgage Asset Receivable Trust
Series 2026-NQMS1, Class A1A, 5.59%, 10/25/2065 (c) (d)	19,555,029	19,434,712
Series 2026-NQM3, Class A1A, 5.18%, 3/25/2066 (c) (d)	4,095,213	4,051,086
Series 2026-NQM4, Class A1A, 5.49%, 5/25/2066 (c) (d)	12,779,273	12,703,166
Series 2026-NQM5, Class A1A, 5.46%, 6/25/2066 (c) (d)	22,721,100	22,564,313
Sequoia Mortgage Trust
Series 2025-7, Class A1, 6.00%, 8/25/2055 (a) (c)	5,468,440	5,458,963
Series 2026-INV4, Class A1, 6.00%, 9/25/2056 (a) (c)	32,400,000	32,564,462
STACR Trust
Series 2018-HRP2, Class B1, 7.96%, 2/25/2047 (a) (c)	600,000	636,862
Series 2018-HRP2, Class B2, 14.26%, 2/25/2047 (a) (c)	2,290,000	2,714,793
Starwood Mortgage Residential Trust Series 2020-INV1, Class B2, 4.26%, 11/25/2055 (c)	250,000	212,642
SEE NOTES TO FINANCIAL STATEMENTS.

120	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Toorak Mortgage Trust Series 2024-2, Class A1, 6.33%, 10/25/2031 (c) (d)	2,800,000	2,802,687
Towd Point Mortgage Trust Series 2019-HY1, Class M2, 5.78%, 10/25/2048 (a) (c)	4,020,000	4,125,562
Total Collateralized Mortgage Obligations (Cost $2,064,601,368)		2,013,061,761
Commercial Mortgage-Backed Securities — 16.3%
1211 Avenue of the Americas Trust Series 2015-1211, Class C, 4.14%, 8/10/2035 (a) (c)	935,000	894,094
Aventura Mall Trust Series 2018-AVM, Class A, 4.25%, 7/5/2040 (a) (c)	2,220,000	2,180,961
Baml RCAP Frn 8.00%, 10/25/2027 ‡	3,338,332	3,338,332
Banc of America Re-REMIC Trust Series 2024-FRR1, Class C, 0.00%, 4/27/2049 ‡ (c)	3,000,000	2,035,505
BANK
Series 2017-BNK4, Class C, 4.37%, 5/15/2050 (a)	8,448,000	7,458,495
Series 2022-BNK39, Class XA, IO, 0.41%, 2/15/2055 (a)	7,973,741	152,033
Series 2017-BNK5, Class D, 3.08%, 6/15/2060 (a) (c)	60,000	55,452
Series 2017-BNK6, Class D, 3.10%, 7/15/2060 (c)	8,995,000	7,702,341
Series 2019-BN19, Class C, 4.03%, 8/15/2061 (a)	1,500,000	1,118,909
Series 2019-BN20, Class D, 2.50%, 9/15/2062 (c)	700,000	426,720
Series 2020-BN28, Class XA, IO, 1.76%, 3/15/2063 (a)	4,040,293	227,538
Series 2020-BN26, Class E, 2.50%, 3/15/2063 (c)	320,000	218,774
Series 2020-BN26, Class AS, 2.69%, 3/15/2063	4,500,000	4,009,921
BANK5
Series 2023-5YR1, Class A3, 6.26%, 4/15/2056 (a)	5,800,000	5,880,943
Series 2023-5YR3, Class A2, 6.26%, 9/15/2056	5,791,701	5,891,259
Series 2023-5YR4, Class A3, 6.50%, 12/15/2056	822,333	841,165
BBCMS Mortgage Trust
Series 2017-C1, Class D, 3.54%, 2/15/2050 (a) (c)	2,400,000	1,799,798
Series 2021-C11, Class XB, IO, 0.95%, 9/15/2054 (a)	4,500,000	193,832
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2022-C17, Class XA, IO, 1.15%, 9/15/2055 (a)	46,869,384	2,582,648
Series 2023-C20, Class XA, IO, 0.86%, 7/15/2056 (a)	13,094,453	534,341
Series 2023-C21, Class A5, 6.00%, 9/15/2056 (a)	1,350,000	1,398,853
Series 2023-C22, Class A5, 6.80%, 11/15/2056 (a)	2,900,000	3,091,819
Series 2023-5C23, Class A3, 6.68%, 12/15/2056 (a)	4,350,000	4,472,216
Series 2026-5C41, Class XA, IO, 1.16%, 5/15/2069 (a)	43,730,511	2,066,984
Benchmark Mortgage Trust
Series 2018-B1, Class C, 4.20%, 1/15/2051 (a)	5,200,000	4,156,555
Series 2018-B2, Class AS, 4.08%, 2/15/2051 (a)	2,300,000	2,153,560
Series 2018-B3, Class C, 4.54%, 4/10/2051 (a)	7,956,000	6,891,288
Series 2018-B4, Class A5, 4.12%, 7/15/2051 (a)	1,000,000	982,951
Series 2019-B9, Class D, 3.00%, 3/15/2052 (c)	1,240,000	740,457
Series 2019-B9, Class C, 4.97%, 3/15/2052 (a)	10,561,000	9,172,690
Series 2021-B26, Class ASB, 2.26%, 6/15/2054	741,733	711,498
Series 2022-B33, Class A5, 3.46%, 3/15/2055 (a)	800,000	726,093
Series 2022-B36, Class A5, 4.47%, 7/15/2055 (a)	800,000	765,906
Series 2022-B37, Class A5, 5.75%, 11/15/2055 (a)	604,000	620,031
Series 2024-V7, Class A3, 6.23%, 5/15/2056 (a)	4,000,000	4,101,104
Series 2023-B39, Class XA, IO, 0.57%, 7/15/2056 (a)	117,873,050	3,681,505
Series 2023-V3, Class A3, 6.36%, 7/15/2056 (a)	200,000	203,946
Series 2024-V5, Class A3, 5.81%, 1/10/2057	440,549	446,821
Series 2024-V5, Class C, 6.97%, 1/10/2057 (a)	300,000	305,243
Series 2024-V9, Class A3, 5.60%, 8/15/2057	4,300,000	4,346,565
Series 2026-V20, Class XA, IO, 1.22%, 2/15/2059 (a)	27,371,694	1,294,016
Series 2026-V21, Class XA, IO, 1.43%, 3/15/2059 (a)	48,688,453	2,737,966
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	121

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2019-B10, Class B, 4.18%, 3/15/2062 (a)	1,418,000	1,300,462
Series 2026-B43, Class XB, IO, 0.48%, 4/15/2063 (a)	61,158,000	2,440,051
Series 2026-B43, Class XA, IO, 1.03%, 4/15/2063 (a)	42,210,317	2,874,940
BHMS Commercial Mortgage Trust Series 2025-ATLS, Class A, 5.49%, 8/15/2042 (a) (c)	6,483,000	6,499,208
BMARK Series 2023-V4, Class A3, 6.84%, 11/15/2056 (a)	3,600,000	3,700,445
BMD2 Re-REMIC Trust Series 2019-FRR1, Class 4D1, PO, 5/25/2052 ‡ (c)	5,000,000	3,874,845
BMO Mortgage Trust
Series 2022-C1, Class XA, IO, 0.46%, 2/17/2055 (a)	48,935,393	904,194
Series 2023-C5, Class A5, 5.77%, 6/15/2056	1,640,000	1,663,226
Series 2023-5C1, Class A3, 6.53%, 8/15/2056 (a)	6,280,000	6,412,769
Series 2023-5C2, Class A3, 7.05%, 11/15/2056 (a)	3,310,000	3,422,440
Series 2023-C7, Class A5, 6.16%, 12/15/2056	1,500,000	1,556,387
Series 2024-5C3, Class A3, 5.74%, 2/15/2057	2,420,000	2,446,559
Series 2024-5C3, Class C, 6.86%, 2/15/2057 (a)	700,000	703,600
Series 2024-5C4, Class A3, 6.53%, 5/15/2057 (a)	8,300,000	8,554,050
Series 2024-C9, Class XA, IO, 0.86%, 7/15/2057 (a)	26,924,365	1,523,666
Series 2024-C9, Class A5, 5.76%, 7/15/2057	1,710,000	1,748,566
Series 2024-5C6, Class A3, 5.32%, 9/15/2057	3,900,000	3,909,619
Series 2024-C10, Class XA, IO, 0.62%, 11/15/2057 (a)	78,476,372	3,560,136
Series 2024-5C7, Class XA, IO, 0.93%, 11/15/2057 (a) (c)	19,933,896	507,198
Series 2024-5C7, Class A3, 5.57%, 11/15/2057 (a)	1,400,000	1,414,571
Series 2024-5C7, Class AS, 5.89%, 11/15/2057 (a)	300,000	299,482
Series 2025-5C11, Class XA, IO, 1.11%, 7/15/2058 (a)	75,670,626	2,857,913
Series 2026-C14, Class XA, IO, 1.13%, 2/15/2059 (a)	23,417,024	1,785,497
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

BX Commercial Mortgage Trust
Series 2021-21M, Class A, 4.48%, 10/15/2036 (a) (c)	8,356	8,353
Series 2021-ACNT, Class A, 4.60%, 11/15/2038 (a) (c)	621,327	621,327
Series 2024-MF, Class A, 5.08%, 2/15/2039 (a) (c)	1,744,345	1,747,071
Series 2024-MF, Class B, 5.33%, 2/15/2039 (a) (c)	708,364	710,135
BX Mortgage Trust
Series 2025-BIO3, Class B, 6.56%, 2/10/2042 (c)	3,587,000	3,522,184
Series 2025-BIO3, Class C, 6.96%, 2/10/2042 (a) (c)	3,400,000	3,337,305
Series 2025-BIO3, Class D, 6.96%, 2/10/2042 (a) (c)	12,290,000	11,997,633
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class E, 2.50%, 11/15/2052 (c)	674,000	491,698
Series 2019-CF3, Class C, 3.58%, 1/15/2053 (a)	8,446,000	6,338,957
CD Mortgage Trust
Series 2016-CD2, Class C, 4.13%, 11/10/2049 (a)	290,000	168,206
Series 2017-CD3, Class A4, 3.63%, 2/10/2050	16,076,138	15,786,248
Series 2017-CD3, Class AS, 3.83%, 2/10/2050	1,000,000	881,968
Series 2017-CD4, Class D, 3.30%, 5/10/2050 (c)	6,900,000	5,172,976
Series 2017-CD6, Class AM, 3.71%, 11/13/2050 (a)	1,362,417	1,337,958
Series 2017-CD6, Class B, 3.91%, 11/13/2050 (a)	1,750,000	1,671,799
Series 2018-CD7, Class C, 4.84%, 8/15/2051 (a)	2,080,000	1,940,087
Series 2019-CD8, Class E, 3.00%, 8/15/2057 (c)	3,800,000	2,326,311
CFCRE Commercial Mortgage Trust Series 2016-C6, Class C, 4.24%, 11/10/2049 (a)	1,000,000	861,912
CGMS Commercial Mortgage Trust Series 2017-B1, Class D, 3.00%, 8/15/2050 (c)	6,500,000	5,948,788
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class D, 3.11%, 4/10/2048 (c)	4,000,000	2,643,960
Series 2015-P1, Class D, 3.23%, 9/15/2048 (c)	10,712	10,469
SEE NOTES TO FINANCIAL STATEMENTS.

122	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2016-GC36, Class B, 4.63%, 2/10/2049 (a)	4,674,000	4,393,513
Series 2016-GC36, Class C, 4.63%, 2/10/2049 (a)	1,500,000	1,316,250
Series 2016-P3, Class B, 4.27%, 4/15/2049 (a)	1,630,000	1,571,467
Series 2016-C3, Class D, 3.00%, 11/15/2049 (c)	1,500,000	1,167,757
Series 2016-P6, Class D, 3.25%, 12/10/2049 (c)	3,000,000	2,224,676
Series 2017-P7, Class C, 4.42%, 4/14/2050 (a)	169,000	142,135
Series 2017-P8, Class C, 4.25%, 9/15/2050 (a)	1,254,000	1,047,568
Series 2018-B2, Class AS, 4.18%, 3/10/2051 (a)	1,000,000	980,592
Series 2018-C5, Class XA, IO, 0.65%, 6/10/2051 (a)	1,424,744	13,375
Series 2018-C6, Class XA, IO, 0.72%, 11/10/2051 (a)	1,863,160	25,398
Series 2015-GC33, Class D, 3.17%, 9/10/2058	3,500,000	1,819,930
Series 2026-MFAM1, Class AS, 6.09%, 7/15/2059 (a)	800,000	815,806
Series 2019-C7, Class XA, IO, 0.81%, 12/15/2072 (a)	19,369,211	451,589
COMM Mortgage Trust
Series 2024-CBM, Class A2, 5.87%, 12/10/2041 (a) (c)	1,123,214	1,126,713
Series 2024-CBM, Class B, 6.51%, 12/10/2041 (a) (c)	1,224,000	1,234,982
Series 2015-DC1, Class B, 4.03%, 2/10/2048 (a)	8,160,000	7,788,638
Series 2016-COR1, Class AM, 3.49%, 10/10/2049	2,449,000	2,440,098
Series 2015-PC1, Class D, 4.39%, 7/10/2050 (a)	4,725,000	3,923,640
Series 2018-COR3, Class B, 4.52%, 5/10/2051 (a)	800,000	689,429
Commercial Mortgage Trust
Series 2014-CR14, Class C, 3.19%, 2/10/2047 (a)	2,967,820	2,922,858
Series 2014-CR15, Class C, 3.86%, 2/10/2047 (a)	1,000,000	991,100
Series 2014-CR19, Class E, 3.93%, 8/10/2047 (a) (c)	333,585	327,747
Series 2014-UBS5, Class C, 4.72%, 9/10/2047 (a)	2,300,000	2,139,230
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2014-CR20, Class D, 3.22%, 11/10/2047 (c)	3,322,616	1,694,501
Series 2015-LC19, Class D, 2.87%, 2/10/2048 (c)	7,817,000	7,328,359
Series 2015-CR22, Class D, 3.59%, 3/10/2048 (a) (c)	8,729,000	6,443,748
Series 2015-LC23, Class E, 3.71%, 10/10/2048 (a) (c)	3,000,000	2,414,970
Series 2016-COR1, Class C, 4.26%, 10/10/2049 (a)	7,875,000	6,890,743
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class D, 3.20%, 8/15/2048 (a)	2,071,000	1,607,510
Series 2015-C3, Class C, 4.20%, 8/15/2048 (a)	983,728	950,478
Series 2016-C6, Class D, 4.73%, 1/15/2049 (a) (c)	4,140,000	3,518,279
Series 2015-C1, Class D, 3.27%, 4/15/2050 (a) (c)	5,655,000	4,658,080
Series 2017-CX9, Class D, 4.03%, 9/15/2050 (a) (c)	1,125,000	855,494
Series 2018-C14, Class C, 4.88%, 11/15/2051 (a)	11,742,000	10,214,398
Series 2018-C14, Class D, 4.88%, 11/15/2051 (a) (c)	4,005,000	2,907,248
Series 2019-C16, Class XA, IO, 1.53%, 6/15/2052 (a)	56,982,684	1,844,290
Series 2020-C19, Class D, 2.50%, 3/15/2053 (c)	5,200,000	2,031,742
Series 2020-C19, Class E, 2.50%, 3/15/2053 (c)	2,000,000	658,637
Series 2020-C19, Class C, 3.61%, 3/15/2053 (a)	2,750,000	1,747,545
Series 2015-C2, Class C, 4.18%, 6/15/2057 (a)	675,343	644,939
Series 2015-C2, Class D, 4.18%, 6/15/2057 (a)	6,852,000	6,016,604
DBJPM Mortgage Trust Series 2016-C3, Class B, 3.26%, 8/10/2049	121,129	117,495
ELM Trust Series 2024-ELM, Class C10, 6.19%, 6/10/2039 (a) (c)	1,885,000	1,883,106
FHLMC
Series 2025-MN11, Class M1, 5.29%, 7/25/2045 (a) (c)	2,414,489	2,407,963
Series 2025-MN11, Class M2, 6.29%, 7/25/2045 (a) (c)	3,000,000	2,977,584
FHLMC MSCR Trust
Series 2021-MN2, Class M2, 6.99%, 7/25/2041 (a) (c)	601,191	600,446
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	123

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2021-MN2, Class B1, 9.14%, 7/25/2041 (a) (c)	200,000	201,081
Series 2023-MN6, Class M2, 10.39%, 5/25/2043 (a) (c)	7,774,000	8,628,391
Series 2023-MN7, Class M1, 7.24%, 9/25/2043 (a) (c)	1,360,120	1,361,688
Series 2023-MN7, Class M2, 9.34%, 9/25/2043 (a) (c)	5,348,000	5,720,005
Series 2023-MN7, Class B1, 12.49%, 9/25/2043 (a) (c)	1,750,000	1,957,751
Series 2024-MN8, Class M1, 6.49%, 5/25/2044 (a) (c)	9,692,176	9,781,948
Series 2024-MN8, Class M2, 7.89%, 5/25/2044 (a) (c)	2,500,000	2,607,283
Series 2024-MN8, Class B1, 10.99%, 5/25/2044 (a) (c)	2,900,000	3,279,394
Series 2024-MN9, Class M1, 6.09%, 10/25/2044 (a) (c)	10,254,672	10,315,890
Series 2024-MN9, Class M2, 6.89%, 10/25/2044 (a) (c)	7,100,000	7,204,663
Series 2024-MN9, Class B1, 9.64%, 10/25/2044 (a) (c)	500,000	524,405
Series 2025-MN10, Class M1, 5.69%, 2/25/2045 (a) (c)	3,752,051	3,756,608
Series 2025-MN10, Class M2, 6.49%, 2/25/2045 (a) (c)	5,500,000	5,533,930
Series 2025-MN10, Class B1, 8.59%, 2/25/2045 (a) (c)	180,000	183,922
Series 2025-MN11, Class B1, 8.04%, 7/25/2045 (a) (c)	2,700,000	2,703,357
Series 2025-MN12, Class B1, 8.14%, 11/25/2045 (a) (c)	4,880,000	4,919,715
Series 2026-MN13, Class M2, 6.59%, 3/25/2046 (a) (c)	7,285,000	7,330,307
Series 2026-MN14, Class M1, 5.34%, 6/25/2046 (a) (c)	6,915,527	6,917,512
Series 2026-MN14, Class M2, 6.34%, 6/25/2046 (a) (c)	7,950,000	7,964,864
Series 2021-MN1, Class M1, 5.64%, 1/25/2051 (a) (c)	80,258	80,213
Series 2021-MN1, Class M2, 7.39%, 1/25/2051 (a) (c)	3,000,000	3,049,454
Series 2021-MN3, Class M1, 5.94%, 11/25/2051 (a) (c)	10,112	10,113
Series 2021-MN3, Class M2, 7.64%, 11/25/2051 (a) (c)	8,700,000	8,903,385
Series 2021-MN3, Class B1, 10.49%, 11/25/2051 (a) (c)	1,750,000	1,883,909
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

FHLMC, Multi-Class Certificates
Series 2020-RR12, Class X, IO, 2.10%, 10/27/2027 (a)	2,000,000	24,636
Series 2020-RR06, Class AX, IO, 1.88%, 10/27/2028 (a)	2,000,000	58,042
Series 2020-RR06, Class BX, IO, 1.84%, 5/27/2033 (a)	50,250,000	3,332,530
Series 2020-RR14, Class X, IO, 2.13%, 3/27/2034 (a)	2,500,000	291,896
Series 2021-RR16, Class X, IO, 0.96%, 10/27/2034 (a)	5,600,000	330,757
Series 2023-RR21, Class X, IO, 3.39%, 4/27/2036 (a)	18,000,000	3,333,564
FHLMC, Multi-Family Structured Credit Risk Series 2022-MN4, Class M2, 10.14%, 5/25/2052 (a) (c)	3,000,000	3,276,188
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K737, Class X1, IO, 0.64%, 10/25/2026 (a)	19,431,403	7,052
Series K738, Class X1, IO, 1.59%, 1/25/2027 (a)	36,210,564	76,404
Series K064, Class X1, IO, 0.72%, 3/25/2027 (a)	9,188,853	13,847
Series KC05, Class X1, IO, 1.28%, 6/25/2027 (a)	16,669,952	123,999
Series K068, Class X1, IO, 0.53%, 8/25/2027 (a)	607,775	2,009
Series K740, Class X1, IO, 0.80%, 9/25/2027 (a)	17,352,604	89,760
Series K072, Class X1, IO, 0.48%, 12/25/2027 (a)	13,150,615	53,047
Series K742, Class X1, IO, 0.69%, 3/25/2028 (a)	2,041,861	14,922
Series K742, Class X3, IO, 2.74%, 4/25/2028 (a)	5,000,000	194,991
Series K743, Class X1, IO, 1.00%, 5/25/2028 (a)	24,892,103	320,369
Series K078, Class X1, IO, 0.22%, 6/25/2028 (a)	60,089,858	112,428
Series K745, Class X1, IO, 0.70%, 8/25/2028 (a)	14,694,410	144,656
Series K082, Class X1, IO, 0.15%, 9/25/2028 (a)	187,173,850	255,586
Series K083, Class X1, IO, 0.18%, 9/25/2028 (a)	127,402,643	190,352
Series K084, Class X3, IO, 2.31%, 11/25/2028 (a)	751,485	34,473
Series K514, Class X1, IO, 1.16%, 12/25/2028 (a)	11,768,539	225,195
SEE NOTES TO FINANCIAL STATEMENTS.

124	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series K088, Class X1, IO, 0.65%, 1/25/2029 (a)	13,351,668	145,031
Series K091, Class X1, IO, 0.70%, 3/25/2029 (a)	31,468,843	410,627
Series K519, Class AS, 4.10%, 3/25/2029 (a)	3,673,347	3,667,028
Series K749, Class XAM, IO, 0.31%, 4/25/2029 (a)	55,000,000	364,062
Series KW09, Class X1, IO, 0.87%, 5/25/2029 (a)	59,351,389	1,016,298
Series K094, Class X1, IO, 1.00%, 6/25/2029 (a)	20,608,239	432,954
Series K095, Class XAM, IO, 1.37%, 6/25/2029 (a)	1,614,000	52,835
Series K528, Class X1, IO, 1.00%, 7/25/2029 (a)	30,000,000	649,713
Series KG02, Class X1, IO, 1.11%, 8/25/2029 (a)	12,928,535	296,508
Series K100, Class X1, IO, 0.76%, 9/25/2029 (a)	52,923,018	886,021
Series K101, Class X1, IO, 0.94%, 10/25/2029 (a)	1,621,133	35,630
Series K101, Class X3, IO, 1.95%, 10/25/2029 (a)	20,000,000	1,073,286
Series K090, Class X3, IO, 2.39%, 10/25/2029 (a)	5,000,000	282,966
Series K103, Class X1, IO, 0.75%, 11/25/2029 (a)	25,204,358	445,180
Series K104, Class X1, IO, 1.22%, 1/25/2030 (a)	12,667,496	400,739
Series K106, Class X1, IO, 1.43%, 1/25/2030 (a)	126,959,627	4,848,398
Series K105, Class X1, IO, 1.63%, 1/25/2030 (a)	24,059,988	1,032,736
Series K107, Class X1, IO, 1.70%, 1/25/2030 (a)	92,013,744	4,180,010
Series K109, Class X1, IO, 1.68%, 4/25/2030 (a)	123,636,921	5,807,449
Series K110, Class X1, IO, 1.75%, 4/25/2030 (a)	57,356,493	2,741,038
Series K114, Class X1, IO, 1.20%, 6/25/2030 (a)	2,077,057	73,386
Series K115, Class X1, IO, 1.41%, 6/25/2030 (a)	69,376,557	2,881,729
Series K117, Class X1, IO, 1.31%, 8/25/2030 (a)	30,538,031	1,199,858
Series K119, Class X1, IO, 1.01%, 9/25/2030 (a)	7,150,743	219,226
Series K121, Class X1, IO, 1.10%, 10/25/2030 (a)	24,333,056	809,303
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series K120, Class X1, IO, 1.12%, 10/25/2030 (a)	39,923,177	1,347,196
Series K754, Class XAM, IO, 0.21%, 11/25/2030 (a)	116,738,000	437,919
Series KG04, Class X1, IO, 0.92%, 11/25/2030 (a)	66,821,886	1,875,971
Series K122, Class X1, IO, 0.95%, 11/25/2030 (a)	19,261,794	578,676
Series K124, Class X1, IO, 0.80%, 12/25/2030 (a)	98,418,890	2,520,301
Series K123, Class X1, IO, 0.85%, 12/25/2030 (a)	51,978,255	1,387,991
Series K126, Class X1, IO, 0.38%, 1/25/2031 (a)	75,963,717	834,203
Series K152, Class X1, IO, 1.10%, 1/25/2031 (a)	16,757,437	523,142
Series K128, Class X1, IO, 0.60%, 3/25/2031 (a)	125,046,469	2,315,661
Series K129, Class X3, IO, 3.27%, 5/25/2031 (a)	8,000,000	1,003,343
Series K130, Class X1, IO, 1.14%, 6/25/2031 (a)	6,126,505	247,777
Series K131, Class X1, IO, 0.83%, 7/25/2031 (a)	56,348,379	1,682,422
Series KG06, Class X1, IO, 0.63%, 10/25/2031 (a)	42,471,852	934,457
Series K136, Class X1, IO, 0.49%, 12/25/2031 (a)	87,294,791	1,231,537
Series K140, Class X1, IO, 0.39%, 1/25/2032 (a)	84,240,358	1,211,789
Series K-152, Class A1, 3.78%, 1/25/2032	329,120	323,687
Series K760, Class XAM, IO, 0.26%, 2/25/2032 (a)	115,430,000	860,692
Series Q001, Class XA, IO, 2.04%, 2/25/2032 (a)	13,613,592	696,000
Series K142, Class X1, IO, 0.40%, 3/25/2032 (a)	109,830,690	1,611,710
Series K144, Class X1, IO, 0.44%, 4/25/2032 (a)	4,070,855	71,310
Series K-161, Class A1, 5.08%, 7/25/2032	3,480,000	3,512,796
Series K-150, Class X1, IO, 0.45%, 9/25/2032 (a)	17,432,512	322,231
Series K-152, Class X1, IO, 0.30%, 11/25/2032 (a)	131,707,800	1,430,715
Series K-154, Class X1, IO, 0.53%, 1/25/2033 (a)	85,770,371	1,869,271
Series K-159, Class X1, IO, 0.30%, 7/25/2033 (a)	151,795,194	1,642,075
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	125

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series K-161, Class X3, IO, 5.66%, 11/25/2033 (a)	2,700,000	808,769
Series K-1514, Class X1, IO, 0.70%, 10/25/2034 (a)	1,180,905	40,258
Series K-1514, Class X3, IO, 2.86%, 10/25/2034 (a)	13,043,739	2,197,999
Series K-1512, Class X3, IO, 3.26%, 10/25/2034 (a)	2,500,000	487,787
Series K-1515, Class X1, IO, 1.63%, 2/25/2035 (a)	8,717,915	778,213
Series K-1516, Class X1, IO, 1.62%, 5/25/2035 (a)	22,215,924	2,162,827
Series K-1517, Class X1, IO, 1.43%, 7/25/2035 (a)	19,092,831	1,589,366
Series Q012, Class X, IO, 3.95%, 9/25/2035 (a)	324,276	43,244
Series K-1518, Class X1, IO, 0.94%, 10/25/2035 (a)	35,680,006	1,930,156
Series K-1519, Class X1, IO, 0.68%, 12/25/2035 (a)	13,231,297	508,043
Series K-1520, Class X1, IO, 0.57%, 2/25/2036 (a)	57,407,983	1,768,746
Series K-1513, Class X3, IO, 3.03%, 12/25/2037 (a)	4,500,000	807,646
Series K-1515, Class X3, IO, 3.80%, 3/25/2038 (a)	3,000,000	701,493
Series K-1516, Class X3, IO, 3.57%, 10/25/2038 (a)	1,000,000	229,314
Series K067, Class X3, IO, 2.19%, 9/25/2044 (a)	15,000,000	293,508
Series K068, Class X3, IO, 2.13%, 10/25/2044 (a)	12,000,000	233,617
Series K060, Class X3, IO, 1.96%, 12/25/2044 (a)	13,199,854	40,776
Series K062, Class X3, IO, 2.15%, 1/25/2045 (a)	14,999,855	101,462
Series K063, Class X3, IO, 2.15%, 2/25/2045 (a)	11,342,000	90,455
Series K065, Class X3, IO, 2.26%, 7/25/2045 (a)	8,509,531	132,318
Series K066, Class X3, IO, 2.23%, 8/25/2045 (a)	25,000,000	460,578
Series K071, Class X3, IO, 2.08%, 11/25/2045 (a)	8,700,000	194,795
Series K085, Class X3, IO, 2.39%, 12/25/2045 (a)	1,850,000	85,409
Series K097, Class X3, IO, 2.09%, 9/25/2046 (a)	3,000,000	160,446
Series K082, Class X3, IO, 2.29%, 10/25/2046 (a)	10,000,000	446,167
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series K083, Class X3, IO, 2.37%, 11/25/2046 (a)	621,062	29,161
Series K092, Class X3, IO, 2.32%, 5/25/2047 (a)	43,959,013	2,380,170
Series K737, Class X3, IO, 1.80%, 1/25/2048 (a)	11,779,376	29,938
Series K109, Class X3, IO, 3.50%, 5/25/2048 (a)	3,400,000	363,781
Series K119, Class X3, IO, 2.82%, 9/25/2048 (a)	5,000,000	478,109
Series K121, Class X3, IO, 2.87%, 11/25/2048 (a)	5,000,000	500,144
Series K126, Class X3, IO, 2.72%, 1/25/2049 (a)	12,950,000	1,284,656
Series K124, Class X3, IO, 2.71%, 2/25/2049 (a)	5,000,000	485,002
Series K125, Class X3, IO, 2.74%, 2/25/2049 (a)	16,750,000	1,640,547
Series K741, Class X3, IO, 2.53%, 3/25/2049 (a)	13,766,615	404,509
Series K127, Class X3, IO, 2.74%, 3/25/2049 (a)	4,000,000	394,568
Series K743, Class X3, IO, 3.05%, 6/25/2049 (a)	13,000,000	609,831
Series K147, Class X3, IO, 3.93%, 6/25/2050 (a)	6,400,000	1,130,251
Series K096, Class X3, IO, 2.11%, 8/25/2051 (a)	8,380,000	411,284
Series K148, Class X3, IO, 4.29%, 8/25/2054 (a)	17,000,000	3,386,276
Series K143, Class X1, IO, 0.45%, 4/25/2055 (a)	34,746,127	616,063
Series Q014, Class X, IO, 2.73%, 10/25/2055 (a)	1,692,736	227,121
Series K-152, Class X3, IO, 4.48%, 11/25/2055 (a)	5,000,000	1,068,675
Series K759, Class X3, IO, 5.44%, 2/25/2057 (a)	1,026,415	245,344
FHLMC, Multi-Family, Structured Pass-Through Certificates Series K-153, Class X1, IO, 0.60%, 12/25/2032 (a)	19,673,057	513,331
FNMA ACES
Series 2016-M10, Class X, IO, 0.70%, 7/25/2028 (a)	97,948,649	717,582
Series 2019-M11, Class X1, IO, 1.11%, 6/25/2029 (a)	3,152,571	58,559
Series 2020-M3, Class X1, IO, 0.42%, 2/25/2030 (a)	2,202,254	18,564
Series 2020-M30, Class X, IO, 0.99%, 7/25/2031 (a)	35,084,051	1,020,304
SEE NOTES TO FINANCIAL STATEMENTS.

126	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2020-M15, Class X1, IO, 1.56%, 9/25/2031 (a)	20,947,926	1,058,059
Series 2022-M2, Class X2, IO, 0.28%, 1/25/2032 (a)	2,774,000	20,839
Series 2020-M16, Class X1, IO, 0.53%, 4/25/2032 (a)	74,544,110	1,071,430
Series 2020-M35, Class X, IO, 0.20%, 7/25/2032 (a)	235,474,832	1,253,291
Series 2020-M31, Class AB, 0.50%, 10/25/2032	69,549	62,852
Series 2019-M11, Class X2, IO, 1.00%, 5/25/2034 (a)	46,844,774	2,268,692
Series 2024-M5, Class 1A2C, 4.45%, 8/25/2034 (a)	3,500,000	3,372,711
Series 2021-M8, Class X, IO, 0.29%, 11/25/2035 (a)	90,636,637	1,151,421
FREMF Series 20K-1517, Class C, PO, 8/25/2035 (c)	5,500,000	2,741,984
FREMF Mortgage Trust
Series 2018-KF43, Class B, 5.88%, 1/25/2028 (a) (c)	21,473	21,028
Series 2018-KF50, Class B, 5.63%, 7/25/2028 (a) (c)	3,383	3,325
Series 2018-K84, Class D, PO, 11/25/2028 (c)	3,500,000	2,886,598
Series 2018-KF54, Class B, 5.93%, 11/25/2028 (a) (c)	442,364	434,439
Series 2019-KF59, Class B, 6.08%, 2/25/2029 (a) (c)	675,975	654,413
Series 2019-K92, Class X2A, IO, 0.10%, 4/25/2029 (c)	56,592,886	111,505
Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029 (c)	15,475,283	31,991
Series 2019-KW09, Class C, PO, 6/25/2029 (c)	790,000	623,570
Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029 (c)	10,000,000	22,631
Series 2019-K92, Class X2B, IO, 0.10%, 7/25/2029 (c)	12,014,516	27,927
Series 2019-KF67, Class C, 9.73%, 8/25/2029 (a) (c)	1,469,969	1,300,988
Series 2019-KC07, Class C, 3.73%, 10/25/2029 (a) (c)	2,400,000	2,046,704
Series 2019-KF73, Class B, 6.18%, 11/25/2029 (a) (c)	1,864,794	1,749,353
Series 2020-KF76, Class B, 6.48%, 1/25/2030 (a) (c)	320,706	314,495
Series 2020-K107, Class D, 3.62%, 2/25/2030 (a) (c)	4,500,000	3,724,168
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2023-K752, Class D, PO, 8/25/2030 (c)	2,588,480	1,842,320
Series 2023-K752, Class X2B, IO, 0.10%, 8/25/2030 (c)	9,003,480	28,406
Series 2020-KSG1, Class C, PO, 9/25/2030 (c)	3,300,000	2,352,664
Series 2020-KSG1, Class X2A, IO, 0.10%, 9/25/2030 (c)	40,121,452	120,990
Series 2020-KSG1, Class X2B, IO, 0.10%, 9/25/2030 (c)	3,300,000	10,754
Series 2018-KW07, Class B, 4.25%, 10/25/2031 (a) (c)	300,000	275,231
Series 2022-KF132, Class CS, 10.02%, 2/25/2032 (a) (c)	2,687,982	2,505,416
Series 2019-KW10, Class C, PO, 10/25/2032 (c)	1,300,000	993,358
Series 2019-KW10, Class X2A, IO, 0.10%, 10/25/2032 (c)	13,813,360	31,630
Series 2019-KW10, Class X2B, IO, 0.10%, 10/25/2032 (c)	1,600,000	3,898
Series 2023-KF149, Class CS, 9.77%, 12/25/2032 (a) (c)	341,557	347,260
Series 2018-K155, Class X2A, IO, 0.10%, 4/25/2033 (c)	44,747,975	182,599
Series 2018-K155, Class C, PO, 5/25/2033 (c)	4,000,000	2,278,825
Series 2018-K155, Class X2B, IO, 0.10%, 5/25/2033 (c)	5,250,000	26,763
Series 19K-1511, Class C, PO, 4/25/2034 (c)	5,327,320	2,810,582
Series 19K-1513, Class X2A, IO, 0.10%, 8/25/2034 (c)	167,125,261	886,800
Series 19K-1514, Class C, 0.00%, 10/25/2034 (c)	6,000,000	3,113,304
Series 2017-K69, Class D, PO, 10/25/2049 (c)	6,000,000	5,419,369
Series 2017-K62, Class B, 4.01%, 1/25/2050 (a) (c)	415,000	412,782
Series 2019-K91, Class C, 4.40%, 4/25/2051 (a) (c)	250,000	242,791
Series 2018-K83, Class D, PO, 11/25/2051 (c)	3,400,000	2,808,595
Series 2019-K92, Class D, PO, 5/25/2052 (c)	4,900,000	3,907,769
Series 2020-K116, Class D, PO, 9/25/2052 (c)	4,500,000	3,106,122
Series 2020-K116, Class X2A, IO, 0.10%, 9/25/2052 (c)	57,532,228	162,972
Series 2020-K116, Class X2B, IO, 0.10%, 9/25/2052 (c)	12,768,420	39,484
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	127

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2020-K740, Class D, PO, 11/25/2052 (c)	10,000,000	9,104,109
Series 2020-K740, Class X2A, IO, 0.10%, 11/25/2052 (c)	103,167,396	74,250
Series 2020-K740, Class X2B, IO, 0.10%, 11/25/2052 (c)	24,500,000	22,075
Series 2020-K105, Class D, PO, 3/25/2053 (c)	4,000,000	2,850,455
Series 2020-K105, Class X2A, IO, 0.10%, 3/25/2053 (c)	50,376,802	128,491
Series 2020-K105, Class X2B, IO, 0.10%, 3/25/2053 (c)	12,000,000	34,466
Series 2020-K109, Class D, PO, 5/25/2053 (c)	7,000,000	4,888,503
Series 2020-K113, Class D, PO, 5/25/2053 (c)	4,300,000	3,078,029
Series 2020-K109, Class X2A, IO, 0.10%, 5/25/2053 (c)	67,216,679	187,971
Series 2020-K109, Class X2B, IO, 0.10%, 5/25/2053 (c)	24,000,000	71,750
Series 2020-K115, Class D, PO, 9/25/2053 (c)	6,000,000	4,465,853
Series 2020-K115, Class X2A, IO, 0.10%, 9/25/2053 (c)	63,148,214	189,786
Series 2020-K115, Class X2B, IO, 0.10%, 9/25/2053 (c)	14,600,000	46,275
Series 2020-K118, Class D, PO, 10/25/2053 (c)	7,000,000	5,042,734
Series 2020-K118, Class X2A, IO, 0.10%, 10/25/2053 (c)	75,297,161	234,084
Series 2020-K118, Class X2B, IO, 0.10%, 10/25/2053 (c)	15,633,000	51,146
Series 2020-K739, Class D, PO, 11/25/2053 (c)	6,440,483	5,578,529
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (c)	66,327,149	33,926
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (c)	16,940,483	12,477
Series 2020-K122, Class D, PO, 1/25/2054 (c)	4,000,000	2,718,586
Series 2021-K126, Class D, PO, 1/25/2054 (c)	7,600,000	5,234,910
Series 2020-K122, Class X2B, IO, 0.10%, 1/25/2054 (c)	10,972,469	36,616
Series 2021-K126, Class X2A, IO, 0.10%, 1/25/2054 (c)	78,076,773	260,862
Series 2021-K126, Class X2B, IO, 0.10%, 1/25/2054 (c)	20,236,360	72,744
Series 2023-K752, Class X2A, IO, 0.10%, 9/25/2060 (c)	43,179,606	125,946
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

GNMA
Series 2013-174, Class IA, IO, 0.46%, 10/16/2053 (a)	30,181,822	467,891
Series 2025-128, Class AW, 4.75%, 3/16/2054	14,546,096	14,318,951
Series 2025-144, Class A, 4.75%, 7/16/2054	9,942,539	9,807,679
Series 2025-93, Class AM, 4.75%, 12/16/2054	8,700,000	8,400,237
Series 2014-88, Class AJ, 2.99%, 3/16/2055 (a)	734,221	636,791
Series 2025-106, Class A, 5.00%, 7/16/2055	3,035,929	2,993,869
Series 2015-33, IO, 0.11%, 2/16/2056 (a)	34,022,013	91,751
Series 2024-52, Class A, 4.50%, 3/16/2056 (a)	1,449,737	1,420,089
Series 2025-138, Class A, 4.75%, 5/16/2056	14,419,666	14,043,976
Series 2025-128, Class AD, 5.00%, 10/16/2056	842,734	837,020
Series 2017-9, IO, 0.56%, 1/16/2057 (a)	17,920,307	547,078
Series 2026-20, Class AM, 4.50%, 6/16/2057	4,701,668	4,515,790
Series 2023-127, IO, 0.39%, 7/16/2057 (a)	76,113,745	1,267,195
Series 2026-17, Class AC, 4.50%, 8/16/2057	4,922,584	4,733,157
Series 2016-165, IO, 0.69%, 12/16/2057 (a)	2,997,435	89,688
Series 2026-16, Class AC, 4.00%, 12/16/2057	41,326,606	39,784,256
Series 2026-72, Class AD, 4.50%, 5/16/2058	9,729,545	9,372,989
Series 2019-127, IO, 0.68%, 9/16/2058 (a)	34,204,403	1,540,751
Series 2017-70, IO, 0.36%, 2/16/2059 (a)	40,749,856	837,153
Series 2023-108, IO, 0.67%, 8/16/2059 (a)	10,645,426	362,033
Series 2026-14, Class A, 4.50%, 1/16/2060	11,872,045	11,448,975
Series 2026-23, Class A, 4.50%, 1/16/2060	51,713,898	49,761,791
Series 2024-70, IO, 0.76%, 2/16/2060 (a)	27,968,917	1,551,881
Series 2018-85, IO, 0.55%, 7/16/2060 (a)	13,282,508	457,371
SEE NOTES TO FINANCIAL STATEMENTS.

128	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2020-184, IO, 0.91%, 11/16/2060 (a)	34,909,987	2,313,995
Series 2021-17, IO, 1.05%, 1/16/2061 (a)	12,172,730	939,163
Series 2021-5, IO, 1.11%, 1/16/2061 (a)	1,686,172	116,319
Series 2019-76, IO, 0.88%, 3/16/2061 (a)	20,688,977	1,107,684
Series 2021-47, IO, 0.99%, 3/16/2061 (a)	24,916,931	1,610,693
Series 2021-82, Class TA, IF, IO, 0.01%, 4/16/2061 (a)	9,859,528	192,965
Series 2021-63, IO, 0.82%, 4/16/2061 (a)	29,324,137	1,719,661
Series 2021-95, Class TA, IF, IO, 0.01%, 6/1/2061 (a)	9,872,201	329,230
Series 2021-108, IO, 0.97%, 6/16/2061 (a)	14,787,179	998,182
Series 2021-147, IO, 0.99%, 6/16/2061 (a)	7,104,834	500,212
Series 2019-155, IO, 0.51%, 7/16/2061 (a)	4,971,984	181,606
Series 2024-195, IO, 0.59%, 7/16/2061 (a)	68,251,494	2,579,913
Series 2021-153, Class SA, IF, IO, 0.01%, 8/16/2061 (a)	6,356,116	192,202
Series 2022-113, IO, 0.40%, 9/16/2061 (a)	30,212,825	923,458
Series 2019-154, IO, 0.58%, 9/16/2061 (a)	6,888,932	255,637
Series 2021-178, Class SA, IF, IO, 0.01%, 10/16/2061 (a)	14,660,554	497,911
Series 2021-218, IO, 0.96%, 10/16/2061 (a)	16,803,367	1,195,983
Series 2020-28, IO, 0.82%, 11/16/2061 (a)	5,056,068	271,965
Series 2025-38, IO, 0.64%, 1/16/2062 (a)	44,018,521	1,761,313
Series 2019-130, IO, 0.68%, 1/16/2062 (a)	17,547,813	857,609
Series 2019-144, IO, 0.80%, 1/16/2062 (a)	13,120,026	733,564
Series 2020-2, IO, 0.59%, 3/16/2062 (a)	9,847,826	404,036
Series 2020-110, IO, 0.98%, 3/16/2062 (a)	17,867,677	1,185,324
Series 2020-10, IO, 0.58%, 4/16/2062 (a)	9,549,477	369,874
Series 2020-38, IO, 0.81%, 4/16/2062 (a)	14,148,039	795,565
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2020-89, Class IA, IO, 1.16%, 4/16/2062 (a)	35,270,206	2,783,877
Series 2020-38, Class FA, 4.20%, 4/16/2062 (a)	6,472,728	6,042,789
Series 2020-120, IO, 0.76%, 5/16/2062 (a)	5,298,679	298,205
Series 2020-100, IO, 0.79%, 5/16/2062 (a)	5,400,468	312,471
Series 2020-118, IO, 0.89%, 6/16/2062 (a)	5,993,447	365,943
Series 2020-147, IO, 0.91%, 6/16/2062 (a)	78,059,347	4,961,749
Series 2021-13, IO, 0.97%, 6/16/2062 (a)	34,671,288	2,225,006
Series 2020-194, IO, 1.07%, 6/16/2062 (a)	7,884,132	545,256
Series 2020-64, IO, 1.20%, 7/16/2062 (a)	3,382,412	283,905
Series 2020-137, IO, 0.80%, 9/16/2062 (a)	28,999,845	1,724,194
Series 2021-3, IO, 0.87%, 9/16/2062 (a)	13,751,910	851,476
Series 2020-6, IO, 0.70%, 10/16/2062 (a)	9,434,601	520,547
Series 2021-33, IO, 0.84%, 10/16/2062 (a)	36,893,376	2,323,050
Series 2021-71, IO, 0.86%, 10/16/2062 (a)	121,647,871	7,825,498
Series 2021-28, IO, 1.06%, 10/16/2062 (a)	89,920,479	6,684,248
Series 2021-80, IO, 0.90%, 12/16/2062 (a)	5,114,370	339,683
Series 2020-150, IO, 0.97%, 12/16/2062 (a)	231,188	15,443
Series 2021-35, IO, 1.04%, 12/16/2062 (a)	3,022,382	211,802
Series 2020-195, Class IX, IO, 1.13%, 12/16/2062 (a)	13,000,331	1,019,400
Series 2021-48, Class FT, 3.99%, 12/16/2062 (a)	13,036,281	11,499,567
Series 2026-56, Class AC, 4.50%, 1/16/2063	5,925,637	5,700,874
Series 2021-40, IO, 0.82%, 2/16/2063 (a)	9,763,193	575,980
Series 2021-62, Class AT, 4.00%, 2/16/2063	21,492,172	19,820,414
Series 2021-144, IO, 0.81%, 4/16/2063 (a)	66,844,927	3,862,260
Series 2021-106, IO, 0.85%, 4/16/2063 (a)	65,838,433	4,167,020
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	129

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2021-151, IO, 0.91%, 4/16/2063 (a)	7,173,409	479,778
Series 2021-168, IO, 0.79%, 5/16/2063 (a)	12,502,317	731,781
Series 2021-60, IO, 0.83%, 5/16/2063 (a)	2,105,378	127,064
Series 2021-126, IO, 0.85%, 5/16/2063 (a)	9,216,755	590,664
Series 2021-22, IO, 0.98%, 5/16/2063 (a)	6,983,992	489,608
Series 2021-170, IO, 0.99%, 5/16/2063 (a)	12,894,204	918,671
Series 2021-141, Class SA, IF, IO, 0.01%, 6/16/2063 (a)	1,636,062	26,031
Series 2024-32, IO, 0.70%, 6/16/2063 (a)	44,633,173	2,295,765
Series 2021-133, IO, 0.88%, 7/16/2063 (a)	30,989,976	1,983,966
Series 2022-67, IO, 0.90%, 8/16/2063 (a)	17,873,396	1,277,791
Series 2021-61, IO, 1.04%, 8/16/2063 (a)	1,293,992	94,734
Series 2021-195, Class IX, IO, 1.20%, 8/16/2063 (a)	79,243,927	7,316,671
Series 2023-15, Class AB, 4.00%, 8/16/2063 (a)	705,077	662,870
Series 2023-179, IO, 0.61%, 9/16/2063 (a)	122,405,685	5,332,665
Series 2021-92, IO, 0.80%, 9/16/2063 (a)	39,662,632	2,325,178
Series 2021-164, IO, 0.96%, 10/16/2063 (a)	28,689,367	1,944,342
Series 2021-110, IO, 0.88%, 11/16/2063 (a)	9,909,407	645,612
Series 2021-180, IO, 0.92%, 11/16/2063 (a)	13,914,306	936,647
Series 2025-78, IO, 1.00%, 11/16/2063 (a)	259,628,904	19,063,875
Series 2021-150, IO, 1.04%, 11/16/2063 (a)	12,023,424	930,905
Series 2021-185, IO, 1.16%, 11/16/2063 (a)	1,365,534	116,939
Series 2021-220, IO, 0.83%, 12/16/2063 (a)	10,565,851	631,514
Series 2022-7, Class SA, IF, IO, 0.01%, 2/16/2064 (a)	6,698,037	236,145
Series 2022-106, IO, 0.69%, 2/16/2064 (a)	2,674,490	132,322
Series 2022-26, IO, 0.73%, 2/16/2064 (a)	6,593,440	338,857
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2022-157, IO, 0.63%, 3/16/2064 (a)	30,384,699	1,489,485
Series 2021-224, IO, 0.79%, 4/16/2064 (a)	1,849,679	113,971
Series 2025-206, IO, 0.80%, 4/16/2064 (a)	186,651,267	11,290,386
Series 2022-134, IO, 0.51%, 6/16/2064 (a)	2,825,537	102,439
Series 2022-80, IO, 0.59%, 6/16/2064 (a)	46,916,070	2,062,810
Series 2022-165, IO, 0.60%, 6/16/2064 (a)	9,151,592	404,222
Series 2022-62, IO, 0.62%, 6/16/2064 (a)	9,721,672	450,040
Series 2024-161, IO, 0.74%, 6/16/2064 (a)	76,611,395	4,275,169
Series 2022-52, IO, 0.77%, 6/16/2064 (a)	9,254,320	415,906
Series 2022-141, IO, 0.78%, 6/16/2064 (a)	2,832,295	195,462
Series 2022-210, IO, 0.70%, 7/16/2064 (a)	4,827,953	249,532
Series 2022-199, IO, 0.76%, 7/16/2064 (a)	17,253,491	977,379
Series 2022-109, IO, 0.62%, 8/16/2064 (a)	51,718,027	2,511,981
Series 2023-15, IO, 0.92%, 8/16/2064 (a)	1,709,949	108,836
Series 2022-147, IO, 0.56%, 9/16/2064 (a)	23,629,913	976,816
Series 2022-214, IO, 0.60%, 9/16/2064 (a)	22,248,241	908,952
Series 2023-144, Class IB, IO, 0.76%, 12/16/2064 (a)	4,580,109	243,315
Series 2026-98, Class AD, 5.00%, 12/16/2064 (a)	4,588,847	4,484,815
Series 2026-133, IO, 0.83%, 4/16/2065 (a)	213,692,147	13,462,840
Series 2025-21, IO, 0.95%, 4/16/2065 (a)	104,588,347	7,417,531
Series 2023-26, IO, 0.97%, 4/16/2065 (a)	4,803,253	312,163
Series 2023-51, IO, 1.12%, 5/16/2065 (a)	11,242,510	820,306
Series 2024-17, IO, 1.06%, 6/16/2065 (a)	12,449,708	830,569
Series 2026-95, IO, 0.83%, 7/16/2065 (a)	231,935,260	14,179,849
Series 2023-126, IO, 0.88%, 7/16/2065 (a)	7,926,523	500,047
SEE NOTES TO FINANCIAL STATEMENTS.

130	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2023-46, IO, 1.16%, 7/16/2065 (a)	4,355,240	316,335
Series 2024-124, IO, 0.83%, 7/17/2065 (a)	37,300,685	2,447,108
Series 2025-42, IO, 0.53%, 11/16/2065 (a)	80,972,381	3,624,551
Series 2024-56, IO, 1.01%, 11/16/2065 (a)	7,147,073	483,998
Series 2024-31, IO, 1.21%, 2/16/2066 (a)	9,739,876	826,208
Series 2024-138, Class IA, IO, 1.46%, 2/16/2066 (a)	19,122,727	1,698,624
Series 2025-112, IO, 0.57%, 3/16/2066 (a)	54,304,955	2,623,147
Series 2024-121, IO, 1.39%, 7/1/2066 (a)	1,636,835	147,767
Series 2024-90, IO, 0.80%, 7/16/2066 (a)	5,586,732	337,702
Series 2025-212, Class AC, 5.00%, 12/16/2066	10,942,874	10,561,011
Series 2025-153, Class ZT, 5.00%, 8/16/2067 (a)	4,344,221	3,673,644
Series 2025-202, IO, 0.72%, 9/16/2067 (a)	30,816,760	2,132,492
Series 2025-183, IO, 0.73%, 10/16/2067 (a)	43,338,439	2,837,428
Series 2026-23, Class AC, 5.00%, 11/16/2067 (a)	18,865,479	19,016,514
Series 2025-212, Class BE, 4.75%, 1/16/2068	11,125,236	10,597,856
Series 2025-142, IO, 0.71%, 2/16/2068 (a)	41,723,233	2,730,231
Series 2025-161, IO, 0.81%, 2/16/2068 (a)	128,855,472	9,566,900
Series 2026-16, IO, 0.96%, 2/16/2068 (a)	77,575,619	6,167,114
Series 2025-213, Class PA, 4.50%, 2/16/2068	12,546,793	11,995,173
Series 2025-217, Class AK, 4.50%, 2/16/2068 (a)	16,546,794	15,567,956
Series 2025-200, Class PA, 4.50%, 4/16/2068	7,916,618	7,469,981
Series 2026-71, Class BC, 5.00%, 5/16/2068 (a)	15,938,966	16,201,495
Series 2026-73, Class AT, 5.02%, 10/16/2068 (a)	8,966,781	9,159,393
Series 2026-56, Class AJ, 5.00%, 11/16/2068 (a)	16,133,667	16,269,740
Series 2026-56, Class AK, 5.00%, 11/16/2068 (a)	12,304,252	12,321,219
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2026-77, Class AK, 5.00%, 11/16/2068 (a)	25,394,077	25,807,158
GS Mortgage Securities Trust
Series 2014-GC22, Class B, 4.39%, 6/10/2047 (a)	3,270,000	2,186,669
Series 2015-GC28, Class D, 4.42%, 2/10/2048 (a) (c)	1,093,235	1,062,286
Series 2015-GC34, Class B, 4.47%, 10/10/2048 (a)	1,000,000	619,990
Series 2015-GS1, Class C, 4.34%, 11/10/2048 (a)	9,569,364	8,349,174
Series 2016-GS2, Class D, 2.75%, 5/10/2049 (c)	750,000	637,113
Series 2017-GS5, Class B, 4.05%, 3/10/2050 (a)	500,000	417,326
Series 2015-GC30, Class C, 4.00%, 5/10/2050 (a)	3,500,000	2,992,500
Series 2019-GC40, Class E, 3.00%, 7/10/2052 (c)	800,000	510,223
Harvest Commercial Capital Loan Trust
Series 2024-1, Class A, 6.16%, 10/25/2056	7,015,359	7,078,247
Series 2025-1, Class A, 5.97%, 6/25/2057 (a)	8,490,656	8,481,245
IRV Trust
Series 2025-200P, Class A, 5.29%, 3/14/2047 (a) (c)	14,700,000	14,538,948
Series 2025-200P, Class B, 5.44%, 3/14/2047 (a) (c)	10,050,000	9,810,398
Series 2025-200P, Class C, 5.73%, 3/14/2047 (a) (c)	3,400,000	3,339,308
Series 2025-200P, Class D, 6.17%, 3/14/2047 (a) (c)	1,000,000	991,890
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3, Class B, 3.40%, 8/15/2049 (a)	4,000,000	3,679,942
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class AS, 4.11%, 7/15/2048 (a)	706,429	693,184
Series 2015-C30, Class B, 4.11%, 7/15/2048 (a)	19,275,000	18,214,875
Series 2015-C30, Class C, 4.11%, 7/15/2048 (a)	8,150,000	6,723,750
Series 2015-C31, Class B, 4.53%, 8/15/2048 (a)	1,500,000	1,409,850
Series 2015-C28, Class D, 3.78%, 10/15/2048 (a) (c)	9,700,000	8,926,134
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	131

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2015-C33, Class C, 4.80%, 12/15/2048 (a)	106,058	102,186
Series 2016-C1, Class D1, 4.26%, 3/17/2049 (a) (c)	2,300,000	2,136,875
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class C, 3.74%, 3/15/2050 (a)	1,920,000	1,700,839
Series 2017-JP5, Class B, 4.08%, 3/15/2050 (a)	850,000	808,226
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class B, 3.99%, 6/15/2049 (a)	1,000,000	881,500
Series 2016-C4, Class B, 3.64%, 12/15/2049 (a)	2,086,883	1,968,861
Series 2019-COR6, Class D, 2.50%, 11/13/2052 (c)	1,000,000	507,846
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class C, 4.75%, 1/15/2049 (a)	4,750,000	4,156,203
Series 2016-JP3, Class C, 3.56%, 8/15/2049 (a)	12,390,000	9,540,120
Series 2016-JP4, Class C, 3.49%, 12/15/2049 (a)	2,175,000	1,929,573
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class D, 3.25%, 12/15/2047 (c)	1,361,069	1,340,653
Series 2015-C26, Class D, 3.06%, 10/15/2048 (c)	2,399,366	2,296,073
Series 2016-C28, Class C, 4.58%, 1/15/2049 (a)	745,000	599,278
Series 2016-C31, Class D, 3.00%, 11/15/2049 (a) (c)	21,885,000	15,896,314
Series 2016-C31, Class C, 4.21%, 11/15/2049 (a)	5,100,000	4,692,289
Series 2017-C34, Class D, 2.70%, 11/15/2052 (c)	1,489,000	1,206,571
Series 2017-C34, Class C, 4.17%, 11/15/2052 (a)	595,000	542,022
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class B, 4.54%, 3/15/2049 (a)	5,000,000	4,723,850
Series 2017-H1, Class D, 2.55%, 6/15/2050 (c)	3,771,000	3,124,030
Series 2018-H3, Class D, 3.00%, 7/15/2051 (c)	7,191,000	6,163,806
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2018-L1, Class D, 3.00%, 10/15/2051 (c)	690,000	587,511
Series 2019-L2, Class C, 4.97%, 3/15/2052 (a)	5,565,000	4,820,827
Series 2020-L4, Class D, 2.50%, 2/15/2053 (c)	500,000	372,260
MRCD MARK Mortgage Trust Series 2019-PARK, Class E, 2.72%, 12/15/2036 (c)	400,000	280,000
MSWF Commercial Mortgage Trust Series 2023-2, Class A5, 6.01%, 12/15/2056 (a)	10,750,000	11,165,363
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 7.01%, 10/25/2049 (a) (c)	18,421,468	18,578,625
Series 2020-01, Class M10, 7.51%, 3/25/2050 (a) (c)	25,249,795	25,589,150
Series 2023-01, Class M7, 7.64%, 11/25/2053 (a) (c)	2,220,289	2,280,316
Series 2023-01, Class M10, 10.14%, 11/25/2053 (a) (c)	22,985,000	26,175,086
Series 2024-01, Class M7, 6.39%, 7/25/2054 (a) (c)	314,500	317,326
Series 2024-01, Class M10, 7.49%, 7/25/2054 (a) (c)	7,765,000	8,058,351
Series 2025-01, Class M1, 6.04%, 5/25/2055 (a) (c)	8,989,500	9,086,591
Series 2025-01, Class M2, 6.74%, 5/25/2055 (a) (c)	14,679,000	15,002,804
Series 2025-01, Class B1, 8.84%, 5/25/2055 (a) (c)	6,200,000	6,514,984
PRET LLC Series 2025-NPL5, Class A1, 6.24%, 5/25/2055 (c) (d)	4,407,546	4,410,332
PRM5 Trust
Series 2025-PRM5, Class C, 5.00%, 3/10/2033 (a) (c)	1,590,000	1,574,936
Series 2025-PRM5, Class D, 5.62%, 3/10/2033 (a) (c)	1,530,000	1,520,406
PSA Trust
Series 2026-STOR, Class A, 5.55%, 8/15/2031 (a) (c)	22,800,000	22,823,876
Series 2026-STOR, Class B, 5.86%, 8/15/2031 (a) (c)	4,735,000	4,737,863
RFT TRUST
Series 2024-2, Class A1, 7.11%, 9/27/2028 (c) (d)	2,914,788	2,898,136
Series 2024-2, Class A2, 8.81%, 9/27/2028 (c) (d)	2,914,788	2,895,868
SEE NOTES TO FINANCIAL STATEMENTS.

132	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (c)	5,486,012	5,504,798
Series 2024-CNTR, Class D, 7.11%, 11/13/2041 (c)	11,115,000	11,439,338
Series 2024-CNTR, Class E, 8.82%, 11/13/2041 (c)	20,400,000	21,133,662
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, 5.03%, 5/15/2039 (a) (c)	2,125,000	2,126,328
Series 2024-DSNY, Class B, 5.38%, 5/15/2039 (a) (c)	4,575,000	4,577,859
SHR Trust Series 2024-LXRY, Class B, 6.09%, 10/15/2041 (a) (c)	2,000,000	2,003,750
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (c)	6,300,000	5,564,377
Towd Point Mortgage Trust Series 2026-MF1, Class A1, 5.40%, 9/25/2066 ‡ (a) (c)	7,761,000	7,871,695
TPG Trust Series 2024-WLSC, Class A, 5.77%, 11/15/2029 (a) (c)	2,000,000	1,991,101
UBS Commercial Mortgage Trust
Series 2017-C5, Class C, 4.47%, 11/15/2050 (a)	1,200,000	1,130,964
Series 2017-C6, Class C, 4.71%, 12/15/2050 (a)	7,137,000	6,208,387
Series 2018-C9, Class B, 4.57%, 3/15/2051 (a)	7,205,000	5,239,937
Series 2018-C10, Class D, 3.00%, 5/15/2051 (c)	11,459,000	9,454,990
Series 2018-C11, Class C, 4.86%, 6/15/2051 (a)	2,143,000	1,892,061
Series 2018-C12, Class C, 5.00%, 8/15/2051 (a)	2,090,000	1,574,112
Series 2018-C13, Class C, 4.96%, 10/15/2051 (a)	4,120,000	3,728,091
Series 2019-C16, Class D, 5.01%, 4/15/2052 (a) (c)	5,120,000	4,264,432
Velocity Commercial Capital Loan Trust
Series 2018-1, Class A, 3.59%, 4/25/2048 (c)	10,596	10,529
Series 2022-3, Class A, 5.22%, 6/25/2052 (a) (c)	172,375	168,196
Series 2022-4, Class A, 5.63%, 8/25/2052 (a) (c)	316,569	311,210
Wells Fargo Commercial Mortgage Trust
Series 2024-1CHI, Class A, 5.31%, 7/15/2035 (a) (c)	1,000,000	998,943
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2024-1CHI, Class B, 5.74%, 7/15/2035 (a) (c)	500,000	499,295
Series 2016-C35, Class D, 3.14%, 7/15/2048 (c)	2,500,000	2,398,795
Series 2017-C38, Class D, 3.00%, 7/15/2050 (c)	5,000,000	4,071,927
Series 2017-C39, Class A5, 3.42%, 9/15/2050	4,330,000	4,261,341
Series 2018-C44, Class D, 3.00%, 5/15/2051 (c)	13,021,000	10,487,580
Series 2018-C44, Class A5, 4.21%, 5/15/2051	1,000,000	984,568
Series 2018-C44, Class AS, 4.46%, 5/15/2051	1,000,000	983,249
Series 2018-C45, Class D, 3.00%, 6/15/2051 (c)	2,750,000	2,410,571
Series 2018-C46, Class D, 3.00%, 8/15/2051 (c)	1,500,000	1,238,553
Series 2019-C51, Class C, 4.29%, 6/15/2052 (a)	5,910,000	4,815,000
Series 2022-C62, Class C, 4.34%, 4/15/2055 (a)	100,000	82,346
Series 2024-5C1, Class A3, 5.93%, 7/15/2057	1,800,000	1,832,885
Series 2015-NXS2, Class B, 3.84%, 7/15/2058 (a)	3,500,000	3,422,425
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class D, 3.50%, 8/15/2047 (c)	7,250,000	6,651,875
Series 2014-C22, Class C, 3.61%, 9/15/2057 (a)	420,000	361,196
Series 2014-C22, Class B, 4.37%, 9/15/2057 (a)	100,000	94,650
WHARF Commercial Mortgage Trust Series 2025-DC, Class A, 5.35%, 7/15/2040 (a) (c)	1,776,000	1,780,540
Total Commercial Mortgage-Backed Securities (Cost $1,747,532,478)		1,743,054,532
Corporate Bonds — 15.4%
Aerospace & Defense — 0.3%
ATI, Inc.
4.88%, 10/1/2029	25,000	24,745
7.25%, 8/15/2030	485,000	502,917
Axon Enterprise, Inc.
6.13%, 3/15/2030 (c)	1,001,000	1,017,306
6.25%, 3/15/2033 (c)	1,163,000	1,183,356
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	133

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Aerospace & Defense — continued
Bombardier, Inc. (Canada)
8.75%, 11/15/2030 (c)	1,840,000	1,937,958
7.25%, 7/1/2031 (c)	1,816,000	1,898,268
7.00%, 6/1/2032 (c)	1,585,000	1,638,050
6.75%, 6/15/2033 (c)	1,371,000	1,415,586
BWX Technologies, Inc. 4.13%, 6/30/2028 (c)	750,000	737,853
Carpenter Technology Corp. 5.63%, 3/1/2034 (c)	306,000	301,424
Goat Holdco LLC 6.75%, 2/1/2032 (c)	468,000	477,358
TransDigm, Inc.
6.38%, 3/1/2029 (c)	11,399,000	11,567,876
6.63%, 3/1/2032 (c)	3,701,000	3,779,543
6.25%, 1/31/2034 (c)	735,000	743,182
		27,225,422
Automobile Components — 0.4%
Adient Global Holdings Ltd.
8.25%, 4/15/2031 (c)	1,245,000	1,294,966
7.50%, 2/15/2033 (c)	2,879,000	2,984,628
Allison Transmission, Inc.
5.88%, 6/1/2029 (c)	3,960,000	3,976,196
3.75%, 1/30/2031 (c)	5,195,000	4,842,981
5.88%, 12/1/2033 (c)	683,000	678,203
American Axle & Manufacturing, Inc. 5.00%, 10/1/2029	1,975,000	1,928,708
Clarios Global LP
6.75%, 5/15/2028 (c)	540,000	547,751
6.75%, 2/15/2030 (c)	1,786,000	1,836,508
6.75%, 9/15/2032 (c)	3,886,000	3,958,707
Cooper-Standard Automotive, Inc. 9.25%, 3/1/2031 (c)	6,889,000	6,969,907
Cyprium Corp. 6.13%, 4/15/2031 (c)	1,040,000	1,037,135
Dana, Inc. 4.25%, 9/1/2030	204,000	203,588
Dexko Global, Inc. 7.50%, 4/15/2032 (c)	82,400	68,820
Forvia SE (France) 6.75%, 9/15/2033 (c)	412,000	412,775
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	6,544,000	6,251,593
6.63%, 7/15/2030	610,000	589,527
5.25%, 7/15/2031	625,000	556,373
IHO Verwaltungs GmbH (Germany)
7.75% (Cash), 11/15/2030 (c) (f)	2,441,000	2,531,595
8.00% (Cash), 11/15/2032 (c) (f)	800,000	845,590
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Automobile Components — continued
7.37% (Cash), 5/15/2033 (c) (f)	447,272	465,808
ZF North America Capital, Inc. (Germany) 6.75%, 4/23/2030 (c)	3,538,000	3,566,035
		45,547,394
Banks — 0.7%
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (g) (h) (i) (j)	997,000	1,077,377
Banco del Estado de Chile (Chile) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 7.95%, 5/2/2029 (g) (h) (i) (j) (k)	1,400,000	1,461,068
Banco Mercantil del Norte SA (Mexico)
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029 (g) (h) (i) (j) (k)	2,200,000	2,213,200
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.30%), 8.75%, 5/20/2035 (g) (h) (i) (j) (k)	2,800,000	2,885,680
Banco Nacional de Comercio Exterior SNC (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.96%), 6.00%, 5/14/2036 (c) (j)	1,101,000	1,090,541
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (g) (h) (i) (j)	3,800,000	4,091,502
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.54%, 3/14/2030 (j)	1,400,000	1,416,975
Bank of America Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 6.25%, 7/26/2030 (h) (i) (j)	11,203,000	11,217,295
Bank of Nova Scotia (The) (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.39%), 8.63%, 10/27/2082 (g) (j)	600,000	622,699
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (g) (j) (k)	1,100,000	1,078,550
BNP Paribas SA (France) (SOFR + 1.59%), 5.50%, 5/20/2030 (c) (j)	580,000	585,521
SEE NOTES TO FINANCIAL STATEMENTS.

134	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
BPCE SA (France) 5.13%, 1/18/2028 (c)	725,000	729,071
Citigroup, Inc.
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (h) (i) (j)	3,990,000	4,070,925
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (g) (h) (i) (j)	1,580,000	1,585,370
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 6.63%, 2/15/2031 (h) (i) (j)	2,084,000	2,113,630
Eldik Bank OAO (Kyrgyzstan) 8.50%, 4/23/2031 (c)	1,099,000	1,104,495
HSBC Holdings plc (United Kingdom)
(SOFR + 1.46%), 5.55%, 3/4/2030 (j)	1,410,000	1,427,157
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (g) (h) (i) (j)	4,288,000	3,998,205
ING Groep NV (Netherlands) (USD SOFR ICE Swap Rate 5 Year + 4.36%), 8.00%, 5/16/2030 (g) (h) (i) (j) (k)	1,802,000	1,905,633
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.15%), 6.75%, 9/27/2031 (g) (h) (i) (j)	4,287,000	4,358,169
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (g) (h) (i) (j)	1,710,000	1,861,239
Santander UK Group Holdings plc (United Kingdom) (SOFR + 2.60%), 6.53%, 1/10/2029 (j)	720,000	734,861
TC Ziraat Bankasi A/S (Turkey)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.62%), 8.38%, 11/5/2030 (c) (g) (h) (i) (j)	3,950,000	3,877,241
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.62%), 8.38%, 11/5/2030 (g) (h) (i) (j) (k)	1,400,000	1,374,212
Wells Fargo & Co.
(SOFR + 1.07%), 5.71%, 4/22/2028 (j)	4,620,000	4,652,220
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (h) (i) (j)	9,807,000	10,096,856
Series GG, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.34%), 6.13%, 6/15/2031 (h) (i) (j)	8,290,000	8,215,531
		79,845,223
Biotechnology — 0.0% ^
Grifols SA (Spain) 4.75%, 10/15/2028 (c)	400,000	394,221
Broadline Retail — 0.1%
Nordstrom, Inc. 4.25%, 8/1/2031	780,000	721,235
Photo Holdings LLC 12.00%, 7/1/2031 (c)	2,657,000	2,735,204
Wayfair LLC
7.25%, 10/31/2029 (c)	1,000,000	1,032,931
7.75%, 9/15/2030 (c)	2,363,000	2,487,317
7.13%, 5/31/2034 (c)	541,000	561,139
		7,537,826
Building Products — 0.5%
Builders FirstSource, Inc.
5.00%, 3/1/2030 (c)	1,430,000	1,394,086
6.38%, 6/15/2032 (c)	4,640,000	4,661,664
6.38%, 3/1/2034 (c)	1,410,000	1,395,900
6.75%, 5/15/2035 (c)	1,121,000	1,120,828
EMRLD Borrower LP 6.63%, 12/15/2030 (c)	9,644,000	9,835,270
Griffon Corp. 6.25%, 10/1/2034 (c)	584,000	585,909
JELD-WEN, Inc. 4.88%, 12/15/2027 (c)	200,000	177,598
JH North America Holdings, Inc.
5.88%, 1/31/2031 (c)	294,000	295,879
6.13%, 7/31/2032 (c)	457,000	461,022
Masterbrand, Inc. 7.00%, 7/15/2032 (c)	2,748,000	2,746,798
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (c)	3,334,000	3,304,815
MIWD Holdco II LLC 5.50%, 2/1/2030 (c)	1,395,000	1,314,522
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (c)	7,146,000	7,235,039
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (c)	5,570,000	5,837,962
Standard Building Solutions, Inc.
6.25%, 8/1/2033 (c)	2,954,000	2,932,121
5.88%, 3/15/2034 (c)	900,000	871,221
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	135

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Building Products — continued
Standard Industries, Inc.
4.75%, 1/15/2028 (c)	8,675,000	8,643,814
4.38%, 7/15/2030 (c)	2,530,000	2,405,161
		55,219,609
Capital Markets — 0.2%
Deutsche Bank AG (Germany) (SOFR + 1.70%), 5.00%, 9/11/2030 (j)	4,300,000	4,281,825
Goldman Sachs Group, Inc. (The)
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 7.50%, 2/10/2029 (h) (i) (j)	390,000	405,914
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (h) (i) (j)	4,271,000	4,424,876
Series Y, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 2.40%), 6.13%, 11/10/2034 (h) (i) (j)	950,000	939,850
Nasdaq, Inc. 5.35%, 6/28/2028	724,000	731,889
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (h) (i) (j)	1,130,000	1,155,997
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (c) (g) (h) (i) (j)	3,895,000	4,166,563
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (c) (g) (h) (i) (j)	2,719,000	3,096,824
		19,203,738
Chemicals — 0.7%
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (c)	2,325,000	2,403,861
Axalta Coating Systems LLC
4.75%, 6/15/2027 (c)	1,195,000	1,193,819
3.38%, 2/15/2029 (c)	5,335,000	5,115,471
Bond US Bidco 1, Inc. 7.13%, 6/15/2033 (c)	1,634,000	1,660,729
Braskem Netherlands Finance BV (Brazil)
4.50%, 1/10/2028 (k)	2,240,000	1,288,560
4.50%, 1/31/2030 (k)	3,570,000	1,959,573
7.25%, 2/13/2033 (c)	800,000	446,000
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Chemicals — continued
Celanese US Holdings LLC
7.00%, 2/15/2031	962,000	988,815
7.70%, 11/15/2033 (d)	1,270,000	1,356,086
7.38%, 2/15/2034	7,113,000	7,368,670
Chemours Co. (The)
5.75%, 11/15/2028 (c)	2,593,000	2,576,735
4.63%, 11/15/2029 (c)	990,000	935,936
7.88%, 3/15/2034 (c)	996,000	974,461
Element Solutions, Inc. 3.88%, 9/1/2028 (c)	740,000	722,750
INEOS Finance plc (Luxembourg)
6.75%, 5/15/2028 (c)	1,350,000	1,348,103
7.50%, 4/15/2029 (c)	4,650,000	4,623,793
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (c)	400,000	347,880
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (c)	6,700,000	6,693,340
8.50%, 11/15/2028 (c)	710,000	730,175
4.25%, 5/15/2029 (c)	410,000	398,889
OCP SA (Morocco)
6.70%, 3/1/2036 (c)	1,260,000	1,291,172
5.13%, 6/23/2051 (k)	800,000	623,824
7.50%, 5/2/2054 (c)	1,500,000	1,555,605
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	520,000	519,145
4.50%, 10/15/2029	10,125,000	9,952,615
4.00%, 4/1/2031	1,275,000	1,187,632
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (c)	3,814,000	3,744,995
Trinseo Luxco Finance SPV SARL 7.63%, 5/3/2029 (c) (e)	192,072	19
WR Grace Holdings LLC
5.63%, 8/15/2029 (c)	6,235,000	5,931,156
6.63%, 8/15/2032 (c)	2,401,000	2,313,270
7.00%, 8/1/2033 (c)	488,000	472,849
		70,725,928
Commercial Services & Supplies — 0.7%
ACCO Brands Corp. 4.25%, 3/15/2029 (c)	1,305,000	1,228,764
ADT Security Corp. (The)
4.13%, 8/1/2029 (c)	4,135,000	3,982,499
4.88%, 7/15/2032 (c)	180,000	169,588
Allied Universal Holdco LLC 4.63%, 6/1/2028 (c)	2,350,000	2,315,004
Aramark Services, Inc. 5.00%, 2/1/2028 (c)	5,745,000	5,729,663
SEE NOTES TO FINANCIAL STATEMENTS.

136	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Commercial Services & Supplies — continued
Brink's Co. (The) 4.63%, 10/15/2027 (c)	624,000	620,089
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (c)	5,285,000	5,145,719
Clean Harbors, Inc. 5.75%, 10/15/2033 (c)	1,416,000	1,415,397
CoreCivic, Inc. 8.25%, 4/15/2029	660,000	685,061
Garda World Security Corp. (Canada)
6.50%, 1/15/2031 (c)	1,513,000	1,535,429
8.38%, 11/15/2032 (c)	1,217,000	1,244,491
GFL Environmental, Inc.
4.00%, 8/1/2028 (c)	3,445,000	3,374,564
4.38%, 8/15/2029 (c)	965,000	932,136
6.75%, 1/15/2031 (c)	3,717,000	3,777,424
JGWB Holdings, Inc.
Class A, 0.00%, 2/15/2030 ‡ (a)	221,867	221,867
Class B, 0.00%, 2/15/2030 ‡ (a)	926,366	926,366
Jonah
12.00%, 6/1/2029 ‡	14,570,620	14,570,620
12.50%, 3/21/2033 ‡	5,655,440	5,655,440
Madison IAQ LLC
4.13%, 6/30/2028 (c)	7,355,000	7,244,195
5.88%, 6/30/2029 (c)	1,595,000	1,591,453
Prime Security Services Borrower LLC 3.38%, 8/31/2027 (c)	5,135,000	5,039,839
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (c)	2,346,000	2,337,282
Williams Scotsman, Inc.
6.63%, 4/15/2030 (c)	799,000	815,959
7.38%, 10/1/2031 (c)	895,000	925,943
		71,484,792
Construction & Engineering — 0.0% ^
AECOM 6.00%, 8/1/2033 (c)	3,252,000	3,240,936
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (k)	351,731	287,192
Dycom Industries, Inc. 4.50%, 4/15/2029 (c)	90,000	87,601
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (c)	775,000	774,504
Granite Construction, Inc. 6.38%, 6/15/2034 (c)	531,000	534,999
		4,925,232
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (c)	925,000	953,982
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Consumer Finance — 0.3%
AerCap Ireland Capital DAC (Ireland)
6.10%, 1/15/2027	335,000	336,733
3.00%, 10/29/2028	810,000	778,051
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.95%, 3/10/2055 (j)	460,000	472,298
American Express Co. Series E, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.12%), 6.45%, 9/15/2031 (h) (i) (j)	4,750,000	4,783,777
Avolon Holdings Funding Ltd. (Ireland)
6.38%, 5/4/2028 (c)	365,000	372,429
5.75%, 3/1/2029 (c)	2,060,000	2,086,574
Ford Motor Credit Co. LLC
7.20%, 6/10/2030	700,000	733,528
5.73%, 9/5/2030	3,665,000	3,663,230
4.00%, 11/13/2030	1,000,000	935,570
6.05%, 3/5/2031	3,080,000	3,106,626
5.75%, 4/6/2033	10,575,000	10,406,806
6.47%, 5/22/2036	995,000	998,757
OneMain Finance Corp. 3.88%, 9/15/2028	3,590,000	3,479,210
		32,153,589
Consumer Staples Distribution & Retail — 0.2%
Albertsons Cos., Inc.
3.50%, 3/15/2029 (c)	2,500,000	2,375,996
4.88%, 2/15/2030 (c)	1,435,000	1,381,999
5.50%, 3/31/2031 (c)	450,000	435,968
5.63%, 3/31/2032 (c)	3,860,000	3,715,029
Performance Food Group, Inc.
4.25%, 8/1/2029 (c)	5,145,000	4,994,682
5.63%, 3/1/2034 (c)	951,000	923,815
US Foods, Inc.
6.88%, 9/15/2028 (c)	540,000	549,923
4.75%, 2/15/2029 (c)	5,684,000	5,608,705
4.63%, 6/1/2030 (c)	1,416,000	1,381,729
		21,367,846
Containers & Packaging — 0.1%
Ardagh Group SA
9.50%, 12/1/2030 (c)	1,041,000	1,087,684
11.00% (Blend (Cash 6.00% + PIK 5.00%)), 12/1/2030 (c) (f)	1,470,765	1,388,809
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (c)	4,537,000	4,430,181
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2030 (c)	7,610,000	7,761,985
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	137

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Containers & Packaging — continued
9.25%, 4/15/2030 (c)	650,000	649,021
TriMas Corp. 4.13%, 4/15/2029 (c)	65,000	62,481
		15,380,161
Distributors — 0.0% ^
Core & Main LP 6.00%, 7/1/2034 (c)	595,000	593,278
RB Global Holdings, Inc. (Canada)
6.75%, 3/15/2028 (c)	835,000	842,289
7.75%, 3/15/2031 (c)	1,394,000	1,440,397
		2,875,964
Diversified — 0.1%
Ygrene Frn 8.50%, 7/25/2045 ‡ (c)	9,187,314	9,233,250
Diversified Consumer Services — 0.1%
Service Corp. International 3.38%, 8/15/2030	7,255,000	6,733,281
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (c)	1,854,000	1,887,506
		8,620,787
Diversified Telecommunication Services — 1.1%
Altice France SA (France)
9.50%, 11/1/2029 (c)	324,878	329,142
6.50%, 4/15/2032 (c)	190,549	185,266
6.88%, 7/15/2032 (c)	359,879	352,864
APLD ComputeCo 2 LLC 6.75%, 3/15/2031 (c)	1,991,000	1,912,797
CCO Holdings LLC
4.75%, 3/1/2030 (c)	18,021,000	17,090,152
4.50%, 8/15/2030 (c)	14,522,000	13,515,711
4.25%, 2/1/2031 (c)	9,569,000	8,630,151
7.38%, 3/1/2031 (c)	5,955,000	6,031,081
4.75%, 2/1/2032 (c)	4,750,000	4,256,746
4.50%, 5/1/2032	4,520,000	3,975,488
Cipher Compute LLC 7.13%, 11/15/2030 (c)	3,139,000	3,177,903
Connect Holding II LLC 10.50%, 4/3/2031 (c)	2,595,000	2,336,459
Edged Compute LLC 7.50%, 4/30/2031 (c)	1,370,000	1,299,620
ELK Grove Village Property LLC 7.50%, 6/15/2031 (c)	293,000	282,134
Fibercop SpA (Italy) 6.00%, 9/30/2034 (c)	200,000	191,572
Flash Compute LLC 7.25%, 12/31/2030 (c)	1,517,000	1,524,867
Galaxy Helios Data Centers II LLC 9.88%, 8/1/2031 (c)	1,884,000	1,865,966
GCI LLC 4.75%, 10/15/2028 (c)	2,518,000	2,474,461
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Diversified Telecommunication Services — continued
Level 3 Financing, Inc.
6.88%, 6/30/2033 (c)	5,936,000	6,034,365
7.00%, 3/31/2034 (c)	2,164,581	2,214,113
Meridian Arc Holdco LLC 6.25%, 4/30/2031 (c)	6,663,000	6,334,791
PR RNO Property Owner 1 LLC 6.50%, 5/1/2031 (c)	5,013,000	4,646,891
Stingray Compute LLC 6.00%, 6/15/2031 (c)	1,570,000	1,528,740
SV RNO Property Owner 1 LLC 5.88%, 3/1/2031 (c)	995,000	913,414
Telecommunications co Telekom Srbija AD Belgrade (Serbia) 7.25%, 5/18/2031 (k)	1,200,000	1,190,628
Verizon Communications, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.04%), 6.20%, 5/14/2056 (j)	3,305,000	3,189,280
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.81%), 6.05%, 5/14/2058 (j)	2,992,000	2,921,021
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.60%, 2/15/2059 (j)	7,728,000	7,731,866
Virgin Media Secured Finance plc (United Kingdom)
5.50%, 5/15/2029 (c)	1,575,000	1,459,249
4.50%, 8/15/2030 (c)	200,000	165,354
WULF Compute LLC 7.75%, 10/15/2030 (c)	5,005,000	5,200,701
Yondr JK 1 LLC 6.88%, 6/30/2031 (c)	603,000	564,936
		113,527,729
Electric Utilities — 0.6%
Axia Energia SA (Brazil) 6.50%, 1/11/2035 (c)	890,000	882,021
Comision Ejecutiva Hidroelectrica del Rio Lempa (El Salvador) 8.65%, 1/24/2033 (c)	2,229,000	2,399,429
Comision Federal de Electricidad (Mexico) 6.50%, 1/28/2051 (c)	738,000	710,325
EnfraGen Energia Sur SA (Colombia) 5.38%, 12/30/2030 (k)	586,394	554,993
Entergy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (j)	4,306,000	4,426,874
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.18%), 5.88%, 6/15/2056 (j)	8,749,000	8,615,335
SEE NOTES TO FINANCIAL STATEMENTS.

138	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 6.50%, 12/15/2056 (j)	1,099,000	1,096,664
Eskom Holdings (South Africa) 8.45%, 8/10/2028 (k)	1,700,000	1,780,750
EUSHI Finance, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 6.25%, 4/1/2056 (j)	4,281,000	4,204,948
Generadora de Gatun SA (Panama) 6.87%, 9/30/2044 (c)	1,635,000	1,650,206
Instituto Costarricense de Electricidad (Costa Rica)
6.75%, 10/7/2031 (c)	1,000,000	1,036,680
6.38%, 5/15/2043 (k)	2,700,000	2,623,590
NextEra Energy Capital Holdings, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 6.70%, 9/1/2054 (j)	680,000	691,255
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (j)	7,838,000	7,880,427
NRG Energy, Inc.
5.75%, 1/15/2028	4,545,000	4,545,482
5.25%, 6/15/2029 (c)	825,000	819,137
3.63%, 2/15/2031 (c)	3,010,000	2,770,572
6.00%, 2/1/2033 (c)	1,776,000	1,767,747
5.75%, 1/15/2034 (c)	1,702,000	1,656,772
5.88%, 5/15/2034 (c)	1,769,000	1,724,832
6.00%, 1/15/2036 (c)	1,489,000	1,448,130
6.13%, 5/15/2036 (c)	386,000	378,203
Tierra Mojada Luxembourg II SARL (Mexico) 5.75%, 12/1/2040 (k)	817,653	774,603
Trinidad Generation UnLtd (Trinidad And Tobago) 7.75%, 6/16/2033 (c)	596,000	626,110
Vistra Operations Co. LLC
5.00%, 7/31/2027 (c)	5,328,000	5,323,245
7.75%, 10/15/2031 (c)	835,000	869,622
6.88%, 4/15/2032 (c)	1,445,000	1,491,192
VoltaGrid LLC 7.38%, 11/1/2030 (c)	2,358,000	2,373,049
		65,122,193
Electrical Equipment — 0.0% ^
Solaris Energy Infrastructure LLC 6.38%, 5/15/2031 (c)	1,197,000	1,188,364
Electronic Equipment, Instruments & Components — 0.2%
Coherent Corp. 5.00%, 12/15/2029 (c)	4,732,000	4,669,929
Ingram Micro, Inc. 4.75%, 5/15/2029 (c)	12,000,000	11,749,137
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electronic Equipment, Instruments & Components — continued
Sensata Technologies, Inc.
3.75%, 2/15/2031 (c)	9,450,000	8,810,912
6.63%, 7/15/2032 (c)	1,600,000	1,638,318
		26,868,296
Energy Equipment & Services — 0.1%
Archrock Partners LP 6.63%, 9/1/2032 (c)	1,574,000	1,603,009
Archrock Services LP 6.00%, 2/1/2034 (c)	480,000	472,106
Kodiak Gas Services LLC
5.88%, 4/1/2031 (c)	545,000	543,416
6.50%, 10/1/2033 (c)	655,000	661,319
Noble Finance II LLC 6.25%, 6/15/2034 (c)	1,552,000	1,523,295
Transocean International Ltd.
8.25%, 5/15/2029 (c)	1,746,000	1,814,733
8.75%, 2/15/2030 (c)	299,000	310,989
Yinson Boronia Production BV (Brazil) 8.95%, 7/31/2042 (c)	1,372,971	1,513,701
		8,442,568
Entertainment — 0.1%
Cinemark USA, Inc. 7.00%, 8/1/2032 (c)	1,352,000	1,391,953
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (c)	2,995,000	2,998,675
4.75%, 10/15/2027 (c)	7,740,000	7,699,860
3.75%, 1/15/2028 (c)	240,000	235,760
		12,326,248
Financial Services — 0.8%
Baml RCAP Frn (United Kingdom) 8.00%, 10/26/2029 ‡	2,000,000	1,997,500
BCAP LLC (United Kingdom) 0.00%, 9/19/2027 ‡	12,014,035	12,028,452
BCAP LLC Trust 0.00%, 9/17/2027 ‡	11,012,865	11,026,081
Block, Inc.
5.63%, 8/15/2030 (c)	3,227,000	3,231,705
6.50%, 5/15/2032	4,706,000	4,778,065
6.00%, 8/15/2033 (c)	481,000	480,125
CFIN 2022-RTL1 Issuer LLC
Class A, 0.00%, 8/17/2027 ‡	4,414,623	4,409,105
Class B-1, 0.00%, 8/17/2027 ‡	6,612,306	6,604,040
Commercial Credit, Inc. Series QIB, 8.75%, 8/30/2030 (c)	4,000,000	4,007,587
Gemini 10.50%, 2/20/2029 ‡	5,000,000	5,000,000
ION Platform Finance US, Inc. 7.88%, 9/30/2032 (c)	982,000	775,621
NCR Atleos Corp. 9.50%, 4/1/2029 (c)	3,454,000	3,655,976
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	139

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
NGF Holdings LLC 9.63%, 12/23/2029	15,000,000	15,066,375
Rocket Cos., Inc.
6.13%, 8/1/2030 (c)	2,650,000	2,685,250
7.13%, 2/1/2032 (c)	130,000	134,253
6.38%, 8/1/2033 (c)	1,433,000	1,451,416
Rocket Mortgage LLC 3.63%, 3/1/2029 (c)	5,558,000	5,356,482
Shift4 Payments LLC 6.75%, 8/15/2032 (c)	3,317,000	3,276,349
STReAM 2008 BV (Netherlands) 0.00%, 2/15/2030 ‡	2,386,157	2,445,811
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	2,422,825	2,422,825
		90,833,018
Food Products — 0.2%
Grupo Nutresa SA (Colombia) 9.00%, 5/12/2035 (c)	1,500,000	1,660,350
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (c)	6,790,000	6,507,403
Post Holdings, Inc.
4.63%, 4/15/2030 (c)	8,245,000	7,944,819
6.25%, 2/15/2032 (c)	3,061,000	3,086,625
		19,199,197
Gas Utilities — 0.0% ^
AmeriGas Partners LP
9.38%, 6/1/2028 (c)	757,000	772,990
9.50%, 6/1/2030 (c)	894,000	950,439
6.88%, 6/1/2031 (c)	928,000	927,421
		2,650,850
Ground Transportation — 0.2%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (c)	200,000	200,000
4.75%, 4/1/2028 (c)	5,595,000	5,531,092
8.00%, 2/15/2031 (c)	3,460,000	3,506,883
8.38%, 6/15/2032 (c)	1,725,000	1,758,505
First Student Bidco, Inc. 4.00%, 7/31/2029 (c)	180,000	175,932
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (c)	1,025,000	1,032,581
Hertz Corp. (The)
4.63%, 12/1/2026 (c)	83,000	80,341
12.63%, 7/15/2029 (c)	1,999,000	1,345,832
5.00%, 12/1/2029 (c)	3,245,000	1,066,047
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (c)	105,000	104,512
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Ground Transportation — continued
Transnet (South Africa)
8.25%, 2/6/2028 (c)	1,200,000	1,241,160
8.25%, 2/6/2028 (k)	800,000	827,440
XPO, Inc. 6.25%, 6/1/2028 (c)	425,000	428,085
		17,298,410
Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc. 4.63%, 7/15/2028 (c)	10,650,000	10,560,678
Bausch + Lomb Corp. 8.38%, 10/1/2028 (c)	515,000	528,277
Medline Borrower LP
3.88%, 4/1/2029 (c)	5,670,000	5,490,370
6.25%, 4/1/2029 (c)	623,000	632,949
5.25%, 10/1/2029 (c)	5,660,000	5,627,415
		22,839,689
Health Care Providers & Services — 0.4%
Accendra Health, Inc.
9.00%, 6/15/2032 (c)	2,991,315	2,535,798
9.75%, 6/15/2033 (c)	529,480	240,913
Community Health Systems, Inc.
6.00%, 1/15/2029 (c)	2,540,000	2,510,739
5.25%, 5/15/2030 (c)	2,170,000	2,026,024
4.75%, 2/15/2031 (c)	618,000	562,852
10.88%, 1/15/2032 (c)	874,000	927,417
DaVita, Inc.
4.63%, 6/1/2030 (c)	460,000	444,496
3.75%, 2/15/2031 (c)	825,000	762,070
Encompass Health Corp.
4.50%, 2/1/2028	1,522,000	1,511,879
4.75%, 2/1/2030	3,765,000	3,710,215
4.63%, 4/1/2031	1,740,000	1,682,908
Global Medical Response, Inc. 7.38%, 10/1/2032 (c)	1,522,000	1,577,553
Molina Healthcare, Inc. 6.50%, 2/15/2031 (c)	688,000	698,988
Radiology Partners, Inc. 8.50%, 7/15/2032 (c)	4,047,000	4,140,389
Tenet Healthcare Corp.
5.13%, 11/1/2027	6,800,000	6,799,011
4.63%, 6/15/2028	6,555,000	6,500,951
6.13%, 6/15/2030	1,253,000	1,261,623
6.75%, 5/15/2031	2,349,000	2,398,724
		40,292,550
SEE NOTES TO FINANCIAL STATEMENTS.

140	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Technology — 0.1%
IQVIA, Inc.
5.00%, 10/15/2026 (c)	700,000	699,973
5.00%, 5/15/2027 (c)	4,655,000	4,654,255
6.25%, 6/1/2032 (c)	3,301,000	3,360,780
		8,715,008
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP
7.25%, 7/15/2028 (c)	1,375,000	1,399,141
4.50%, 2/15/2029 (c)	810,000	797,377
6.50%, 4/1/2032 (c)	2,295,000	2,336,852
6.50%, 6/15/2033 (c)	1,278,000	1,303,542
5.75%, 3/15/2034 (c)	577,000	568,600
6.25%, 2/15/2035 (c)	373,000	375,054
		6,780,566
Hotels, Restaurants & Leisure — 0.8%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (c)	1,900,000	1,868,945
4.00%, 10/15/2030 (c)	1,620,000	1,529,763
Acushnet Co. 5.63%, 12/1/2033 (c)	480,000	471,288
Boyne USA, Inc. 4.75%, 5/15/2029 (c)	400,000	392,835
Caesars Entertainment, Inc.
7.00%, 2/15/2030 (c)	5,150,000	5,180,210
6.50%, 2/15/2032 (c)	1,016,000	982,077
Carnival Corp. Ltd.
5.75%, 8/1/2032 (c)	1,973,000	1,952,531
6.13%, 2/15/2033 (c)	7,061,000	7,078,109
Churchill Downs, Inc.
5.75%, 4/1/2030 (c)	2,880,000	2,881,256
6.75%, 5/1/2031 (c)	820,000	832,077
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/2029 (c)	2,660,000	2,562,785
5.50%, 9/15/2031 (c)	903,000	899,499
5.88%, 3/15/2033 (c)	3,684,000	3,694,592
5.75%, 9/15/2033 (c)	2,883,000	2,880,463
5.50%, 3/31/2034 (c)	501,000	493,197
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	2,140,000	2,140,077
MGM Resorts International
4.63%, 9/1/2026	320,000	320,000
5.50%, 4/15/2027	295,000	295,688
6.13%, 9/15/2029	2,394,000	2,423,336
6.50%, 4/15/2032	2,275,000	2,271,671
NCL Corp. Ltd. 5.88%, 1/15/2031 (c)	712,000	682,851
Pioneer Opco LLC 7.00%, 5/15/2033 (c)	853,000	867,840
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Hotels, Restaurants & Leisure — continued
Rivers Enterprise Borrower LLC 6.25%, 10/15/2030 (c)	2,385,000	2,415,621
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (c)	720,000	721,083
6.25%, 3/15/2032 (c)	2,072,000	2,101,232
6.00%, 2/1/2033 (c)	585,000	588,548
Six Flags Entertainment Corp.
5.25%, 7/15/2029	2,069,000	2,004,925
8.63%, 1/15/2032 (c)	2,335,000	2,367,877
6.63%, 5/1/2032 (c)	3,279,000	3,323,696
Station Casinos LLC 4.50%, 2/15/2028 (c)	4,505,000	4,459,247
Vail Resorts, Inc. 6.50%, 5/15/2032 (c)	4,683,000	4,749,939
Viking Cruises Ltd. 5.88%, 10/15/2033 (c)	4,526,000	4,479,514
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (c)	14,220,000	14,157,399
6.25%, 3/15/2033 (c)	1,526,000	1,526,151
		85,596,322
Household Durables — 0.2%
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (c)	813,000	349,590
Installed Building Products, Inc. 5.63%, 2/1/2034 (c)	376,000	366,521
Newell Brands, Inc.
8.50%, 6/1/2028 (c)	1,417,000	1,477,268
6.38%, 5/15/2030	3,570,000	3,624,489
6.25%, 8/15/2031 (c)	595,000	596,503
6.63%, 5/15/2032	2,252,000	2,303,756
7.37%, 4/1/2036 (d)	255,000	257,055
Somnigroup International, Inc. 4.00%, 4/15/2029 (c)	12,675,000	12,201,636
Whirlpool Corp. 6.50%, 6/15/2033	830,000	717,450
		21,894,268
Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 2/1/2028	635,000	634,891
4.13%, 10/15/2030	1,995,000	1,891,493
Energizer Holdings, Inc.
4.75%, 6/15/2028 (c)	1,597,000	1,580,054
4.38%, 3/31/2029 (c)	4,167,000	4,041,442
Spectrum Brands, Inc. 3.88%, 3/15/2031 (c)	129,000	112,553
		8,260,433
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	141

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Independent Power and Renewable Electricity Producers — 0.2%
Constellation Energy Generation LLC 4.63%, 2/1/2029	1,240,000	1,226,889
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico) 7.25%, 1/31/2041 (c)	1,852,967	1,851,809
Saavi Energia SARL (Mexico) 8.88%, 2/10/2035 (c)	1,763,000	1,936,744
Talen Energy Supply LLC
6.13%, 5/1/2031 (c)	2,212,000	2,206,860
6.38%, 5/1/2033 (c)	3,321,000	3,279,553
6.25%, 2/1/2034 (c)	4,996,000	4,906,369
Termocandelaria Power SA (Colombia) 7.75%, 9/17/2031 (c)	1,650,000	1,709,812
		17,118,036
Insurance — 0.0% ^
Asurion LLC 8.00%, 12/31/2032 (c)	1,851,000	1,841,410
MetLife, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.82%), 5.85%, 3/15/2056 (j)	1,819,000	1,762,907
		3,604,317
Interactive Media & Services — 0.0% ^
Snap, Inc. 6.88%, 3/1/2033 (c)	1,868,000	1,831,773
IT Services — 0.1%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (c)	838,000	836,596
AP Core Holdings II LLC 11.00%, 5/15/2031 (c)	1,063,000	1,118,287
Arches Buyer, Inc. 9.00%, 8/15/2031 (c)	1,202,000	1,254,484
Conduent Business Services LLC 6.00%, 11/1/2029 (c)	720,000	609,962
CoreWeave, Inc.
9.25%, 6/1/2030 (c)	1,686,000	1,565,729
9.00%, 2/1/2031 (c)	1,913,000	1,715,944
9.63%, 7/15/2032 (c)	512,000	451,749
		7,552,751
Machinery — 0.1%
Enpro, Inc. 6.13%, 6/1/2033 (c)	262,000	263,129
Esab Corp.
6.25%, 4/15/2029 (c)	410,000	414,728
5.63%, 4/1/2031 (c)	640,000	634,221
Lsf12 Helix Parent LLC 7.13%, 2/1/2033 (c)	490,000	490,195
Terex Corp.
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Machinery — continued
5.00%, 5/15/2029 (c)	2,550,000	2,528,665
6.25%, 10/15/2032 (c)	2,485,000	2,508,091
		6,839,029
Marine Transportation — 0.0% ^
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (k)	1,478,620	1,495,594
Yinson Bergenia Production BV (Brazil) 8.50%, 1/31/2045 (c)	2,264,901	2,416,367
		3,911,961
Media — 1.0%
Charter Communications Operating LLC
2.25%, 1/15/2029	1,545,000	1,434,290
6.10%, 6/1/2029	1,790,000	1,820,357
2.80%, 4/1/2031	2,500,000	2,191,817
6.65%, 2/1/2034	50,000	50,271
5.38%, 4/1/2038	100,000	86,721
Clear Channel Outdoor Holdings, Inc.
7.13%, 2/15/2031 (c)	6,324,000	6,521,752
7.50%, 3/15/2033 (c)	2,708,000	2,854,096
CSC Holdings LLC
5.38%, 2/1/2028 (c)	300,000	161,790
6.50%, 2/1/2029 (c)	7,060,000	3,744,251
Directv Financing LLC 5.88%, 8/15/2027 (c)	235,000	234,358
Discovery Global Holdings, Inc.
3.76%, 3/15/2027	228,000	226,564
4.28%, 3/15/2032	1,985,000	1,816,275
5.05%, 3/15/2042	780,000	567,122
DISH DBS Corp.
5.25%, 12/1/2026 (c)	763,364	760,692
5.75%, 12/1/2028 (c) (e)	2,300,000	2,266,029
EchoStar Corp.
10.75%, 11/30/2029	2,290,000	2,475,083
6.75% (Cash), 11/30/2030 (f)	1,272,681	1,291,699
Gray Media, Inc.
10.50%, 7/15/2029 (c)	1,384,000	1,460,182
4.75%, 10/15/2030 (c)	1,659,000	1,365,345
5.38%, 11/15/2031 (c)	6,328,000	4,926,664
7.25%, 8/15/2033 (c)	2,944,000	2,943,757
7.50%, 9/15/2034 (c)	762,000	761,126
iHeartCommunications, Inc.
9.13%, 5/1/2029 (c)	4,148,000	3,721,829
7.75%, 8/15/2030 (c)	1,711,050	1,428,727
Lamar Media Corp. 4.88%, 1/15/2029	2,755,000	2,728,860
SEE NOTES TO FINANCIAL STATEMENTS.

142	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
Midcontinent Communications 8.00%, 8/15/2032 (c)	443,000	384,639
Neptune Bidco US, Inc. 9.50%, 2/15/2033 (c)	1,294,000	1,328,603
Nexstar Media, Inc.
4.75%, 11/1/2028 (c)	1,830,000	1,803,031
6.50%, 9/15/2033 (c)	8,005,000	8,040,686
7.25%, 4/15/2034 (c)	5,378,000	5,447,462
Outfront Media Capital LLC
4.25%, 1/15/2029 (c)	5,685,000	5,537,102
7.38%, 2/15/2031 (c)	745,000	772,745
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (c)	3,510,000	3,648,680
Sirius XM Radio LLC
5.00%, 8/1/2027 (c)	2,973,000	2,965,333
4.00%, 7/15/2028 (c)	8,015,000	7,815,794
5.50%, 7/1/2029 (c)	6,905,000	6,894,261
5.88%, 4/15/2032 (c)	1,725,000	1,702,027
Stagwell Global LLC 5.63%, 8/15/2029 (c)	5,570,000	5,425,048
Univision Communications, Inc.
7.38%, 6/30/2030 (c)	1,335,000	1,340,009
9.38%, 8/1/2032 (c)	1,177,000	1,201,024
8.88%, 4/15/2033 (c)	923,000	912,264
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (c)	200,000	168,756
		103,227,121
Metals & Mining — 0.2%
Alcoa Nederland Holding BV 7.13%, 3/15/2031 (c)	2,970,000	3,071,788
Alumina Pty. Ltd.
6.13%, 3/15/2030 (c)	1,240,000	1,254,390
6.38%, 9/15/2032 (c)	1,585,000	1,606,967
Cleveland-Cliffs, Inc.
7.50%, 9/15/2031 (c)	1,229,000	1,263,677
7.00%, 3/15/2032 (c)	1,057,000	1,066,264
7.63%, 1/15/2034 (c)	3,072,000	3,134,457
Commercial Metals Co. 5.75%, 11/15/2033 (c)	1,001,000	985,344
Compass Minerals International, Inc. 8.00%, 7/1/2030 (c)	335,000	350,233
Novelis Corp.
4.75%, 1/30/2030 (c)	7,829,000	7,549,192
6.88%, 1/30/2030 (c)	733,000	753,165
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Metals & Mining — continued
3.88%, 8/15/2031 (c)	2,001,000	1,829,893
6.38%, 8/15/2033 (c)	912,000	914,220
		23,779,590
Mortgage Real Estate Investment Trusts (REITs) — 0.0% ^
ReadyCap Holdings LLC Series QIB, 9.38%, 3/1/2028 (c)	5,000,000	4,936,000
Multi-Utilities — 0.2%
Dominion Energy, Inc.
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.35%, 1/15/2027 (h) (i) (j)	2,088,000	2,076,862
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (j)	2,880,000	2,930,069
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.00%, 2/15/2056 (j)	2,920,000	2,896,180
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (j)	1,590,000	1,633,944
Sempra (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.38%, 4/1/2056 (j)	4,694,000	4,704,026
Southern Co. Gas Capital Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.82%), 6.05%, 9/15/2056 (j)	2,264,000	2,249,179
		16,490,260
Oil, Gas & Consumable Fuels — 2.5%
AI Candelaria Spain SA (Colombia) 5.75%, 6/15/2033 (c)	500,000	461,750
Antero Midstream Partners LP
5.38%, 6/15/2029 (c)	3,125,000	3,124,687
5.75%, 10/15/2033 (c)	1,271,000	1,254,770
Ascent Resources Utica Holdings LLC
6.63%, 10/15/2032 (c)	2,015,000	2,033,729
6.63%, 7/15/2033 (c)	1,197,000	1,208,941
Azule Energy Finance plc (Angola) 8.13%, 1/23/2030 (k)	200,000	204,024
Blue Racer Midstream LLC
7.00%, 7/15/2029 (c)	1,244,000	1,277,607
7.25%, 7/15/2032 (c)	1,332,000	1,377,030
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	143

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
BP Capital Markets plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (h) (i) (j)	3,595,000	3,515,222
Buckeye Partners LP
3.95%, 12/1/2026	1,997,000	1,990,652
4.13%, 12/1/2027	405,000	398,959
4.50%, 3/1/2028 (c)	770,000	758,513
6.75%, 2/1/2030 (c)	2,206,000	2,269,253
Caturus Energy LLC 7.13%, 5/15/2031 (c)	634,000	634,826
Chord Energy Corp.
6.00%, 10/1/2030 (c)	2,114,000	2,139,349
6.75%, 3/15/2033 (c)	1,370,000	1,400,813
CNX Resources Corp. 5.88%, 3/1/2034 (c)	815,000	794,737
Columbia Pipelines Holding Co. LLC 6.04%, 8/15/2028 (c)	390,000	398,035
Comstock Resources, Inc.
6.75%, 3/1/2029 (c)	1,875,000	1,859,621
5.88%, 1/15/2030 (c)	9,395,000	9,018,871
Crescent Energy Finance LLC
9.75%, 10/15/2030 (c)	350,000	368,540
7.88%, 4/15/2032 (c)	2,281,000	2,357,096
7.38%, 1/15/2033 (c)	1,470,000	1,501,508
8.38%, 1/15/2034 (c)	2,094,000	2,210,070
Diversified Gas & Oil Corp. 9.75%, 4/9/2029 (k)	16,250,000	16,648,660
Ecopetrol SA (Colombia)
4.63%, 11/2/2031	2,600,000	2,378,350
8.88%, 1/13/2033	3,280,000	3,544,860
8.38%, 1/19/2036	1,252,000	1,324,616
Enbridge, Inc. (Canada)
Series 20-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 5.75%, 7/15/2080 (j)	2,030,000	2,022,879
Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.25%, 1/15/2084 (j)	305,000	321,431
Energy Transfer LP
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (j)	1,870,000	1,959,869
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.50%, 2/15/2056 (j)	6,963,000	6,988,944
Esentia Energy Development SAB de CV (Mexico) 6.50%, 7/30/2038 (c)	693,000	670,256
Expand Energy Corp. 5.38%, 3/15/2030	695,000	697,416
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
FS Luxembourg SARL (Brazil)
8.88%, 2/12/2031 (c)	2,405,000	2,436,169
8.63%, 6/25/2033 (c)	230,000	213,900
Genesis Energy LP
8.25%, 1/15/2029	342,000	352,265
7.88%, 5/15/2032	578,000	599,946
8.00%, 5/15/2033	418,000	438,510
6.75%, 3/15/2034	833,000	838,662
Greenko Wind Projects Mauritius Ltd. (India) 7.25%, 9/27/2028 (k)	394,000	398,559
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (c)	1,245,000	1,267,972
Harvest Midstream I LP 6.75%, 5/15/2034 (c)	827,000	839,206
Hess Midstream Operations LP
5.88%, 3/1/2028 (c)	507,000	511,600
5.13%, 6/15/2028 (c)	510,000	508,684
4.25%, 2/15/2030 (c)	1,810,000	1,741,994
Hilcorp Energy I LP 6.25%, 4/15/2032 (c)	1,804,000	1,772,228
Howard Midstream Energy Partners LLC
7.38%, 7/15/2032 (c)	1,145,000	1,182,257
6.63%, 1/15/2034 (c)	2,697,000	2,720,224
6.63%, 1/15/2035 (c)	676,000	679,440
Infinity Natural Resources LLC 7.63%, 4/1/2031 (c)	653,000	661,653
Kinetik Holdings LP 5.88%, 6/15/2030 (c)	5,985,000	6,014,955
Magnolia Oil & Gas Operating LLC 6.63%, 8/15/2034 (c)	398,000	402,506
Matador Resources Co.
6.25%, 4/15/2033 (c)	4,382,000	4,381,774
6.00%, 4/15/2034 (c)	823,000	806,109
NGL Energy Operating LLC
8.13%, 2/15/2029 (c)	2,051,000	2,115,793
8.38%, 2/15/2032 (c)	1,484,000	1,555,829
NuStar Logistics LP
5.63%, 4/28/2027	1,180,000	1,184,332
6.38%, 10/1/2030	2,675,000	2,741,851
Permian Resources Operating LLC
5.88%, 7/1/2029 (c)	1,390,000	1,391,571
6.25%, 2/1/2033 (c)	1,321,000	1,341,336
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (k)	3,667,400	3,580,299
Petroleos del Peru SA (Peru)
4.75%, 6/19/2032 (k)	3,300,000	2,858,856
5.63%, 6/19/2047 (c)	1,600,000	1,172,480
Petroleos Mexicanos (Mexico)
SEE NOTES TO FINANCIAL STATEMENTS.

144	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.95%, 1/28/2031	2,630,000	2,598,966
6.70%, 2/16/2032	9,390,000	9,441,645
10.00%, 2/7/2033	6,450,000	7,531,665
6.38%, 1/23/2045	3,450,000	2,875,144
6.75%, 9/21/2047	9,500,000	7,955,775
7.69%, 1/23/2050	21,150,000	19,285,628
6.95%, 1/28/2060	5,000,000	4,100,000
Range Resources Corp. 4.75%, 2/15/2030 (c)	718,000	702,353
Rockies Express Pipeline LLC
4.80%, 5/15/2030 (c)	150,000	145,864
6.75%, 3/15/2033 (c)	1,708,000	1,741,982
SM Energy Co.
6.63%, 1/15/2027	1,730,000	1,730,095
6.50%, 7/15/2028	480,000	481,129
6.75%, 8/1/2029 (c)	1,673,000	1,710,654
8.63%, 11/1/2030 (c)	5,565,000	5,846,077
8.75%, 7/1/2031 (c)	2,477,000	2,591,314
7.00%, 8/1/2032 (c)	1,469,000	1,502,177
9.63%, 6/15/2033 (c)	892,000	983,264
6.63%, 4/15/2034 (c)	1,177,000	1,184,514
Sonangol Finance Ltd. (Angola) 10.00%, 1/29/2031 (c)	3,270,000	3,359,925
South Bow USA Infrastructure Holdings LLC (Canada) 4.91%, 9/1/2027	595,000	595,554
Sunoco LP
7.00%, 5/1/2029 (c)	1,250,000	1,282,613
4.50%, 5/15/2029	3,445,000	3,369,657
4.50%, 4/30/2030	2,890,000	2,809,437
5.63%, 3/15/2031 (c)	2,240,000	2,224,788
5.38%, 7/15/2031 (c)	964,000	950,898
Tallgrass Energy Partners LP
5.50%, 1/15/2028 (c)	3,250,000	3,249,938
6.00%, 12/31/2030 (c)	3,250,000	3,251,229
6.00%, 9/1/2031 (c)	995,000	983,870
6.75%, 3/15/2034 (c)	2,485,000	2,504,410
TransCanada PipeLines Ltd. (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.25%), 6.13%, 10/17/2056 (j)	8,787,000	8,785,174
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.12%), 6.38%, 10/17/2056 (j)	1,834,000	1,829,633
Transcanada Trust (Canada)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
(3-MONTH CME TERM SOFR + 4.42%), 5.50%, 9/15/2079 (j)	1,796,000	1,773,857
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.99%), 5.60%, 3/7/2082 (j)	3,396,000	3,322,717
Uzbekneftegaz JSC (Uzbekistan) 4.75%, 11/16/2028 (c)	1,900,000	1,843,594
Validus Energy II Midcon LLC 8.00%, 8/1/2031 (c)	532,000	536,019
Venture Global Calcasieu Pass LLC
4.13%, 8/15/2031 (c)	1,220,000	1,139,829
3.88%, 11/1/2033 (c)	2,360,000	2,096,112
6.00%, 5/1/2036 (c)	333,000	331,608
Venture Global LNG, Inc.
9.50%, 2/1/2029 (c)	1,777,000	1,911,284
9.88%, 2/1/2032 (c)	4,895,000	5,218,378
6.38%, 12/15/2034 (c)	1,643,000	1,630,623
6.63%, 6/15/2036 (c)	433,000	434,752
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030 (c)	1,373,000	1,401,801
6.50%, 1/15/2034 (c)	4,482,000	4,635,204
6.50%, 6/15/2034 (c)	972,000	1,005,156
6.75%, 1/15/2036 (c)	1,785,000	1,878,935
		262,592,085
Passenger Airlines — 0.1%
American Airlines, Inc. 5.75%, 4/20/2029 (c)	7,012,500	7,007,364
JetBlue Airways Corp. 9.88%, 9/20/2031 (c)	4,172,000	3,582,509
United Airlines Holdings, Inc. 4.88%, 3/1/2029	1,080,000	1,064,142
		11,654,015
Personal Care Products — 0.1%
Edgewell Personal Care Co. 5.50%, 6/1/2028 (c)	11,330,000	11,324,393
Prestige Brands, Inc. 6.25%, 7/15/2034 (c)	490,000	492,105
		11,816,498
Pharmaceuticals — 0.2%
1261229 BC Ltd. 10.00%, 4/15/2032 (c)	2,441,000	2,541,044
Bausch Health Cos., Inc. (Canada)
4.88%, 6/1/2028 (c)	5,460,000	5,206,383
5.00%, 2/15/2029 (c)	350,000	275,625
Elanco Animal Health, Inc. 6.40%, 8/28/2028 (d)	445,000	455,507
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	145

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pharmaceuticals — continued
Endo Finance Holdings LP 8.50%, 4/15/2031 (c)	1,269,000	1,337,766
Organon & Co.
4.13%, 4/30/2028 (c)	4,295,000	4,252,051
5.13%, 4/30/2031 (c)	2,990,000	2,987,870
		17,056,246
Professional Services — 0.0% ^
Science Applications International Corp. 5.88%, 11/1/2033 (c)	1,365,000	1,351,436
Real Estate Management & Development — 0.1%
Anywhere Real Estate Group LLC
5.75%, 1/15/2029 (c)	1,233,000	1,218,822
5.25%, 4/15/2030 (c)	1,430,000	1,384,525
9.75%, 4/15/2030 (c)	1,658,000	1,776,449
Triad Properties Corp. 0.00%, 4/1/2052 ‡	7,792,124	8,064,849
		12,444,645
Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology, Inc. 5.88%, 10/1/2033 (c)	2,792,000	2,743,666
Entegris, Inc.
4.38%, 4/15/2028 (c)	900,000	889,194
4.75%, 4/15/2029 (c)	3,885,000	3,826,172
5.95%, 6/15/2030 (c)	5,160,000	5,206,666
Kioxia Holdings Corp. (Japan)
6.25%, 7/24/2030 (c)	2,589,000	2,647,109
6.63%, 7/24/2033 (c)	990,000	1,022,770
ON Semiconductor Corp. 3.88%, 9/1/2028 (c)	1,735,000	1,693,431
Qnity Electronics, Inc.
5.75%, 8/15/2032 (c)	3,442,000	3,419,934
6.25%, 8/15/2033 (c)	1,690,000	1,701,154
		23,150,096
Software — 0.2%
AthenaHealth Group, Inc.
6.50%, 2/15/2030 (c)	4,535,000	4,432,183
7.50%, 2/15/2032 (c)	1,105,000	1,138,163
NCR Voyix Corp. 5.13%, 4/15/2029 (c)	5,094,000	4,966,681
OAK-Eagle Acquireco, Inc.
7.25%, 7/1/2033 (c)	2,362,000	2,456,289
8.75%, 7/1/2034 (c)	1,567,000	1,663,095
RingCentral, Inc. 8.50%, 8/15/2030 (c)	1,080,000	1,114,846
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Software — continued
SS&C Technologies, Inc.
5.50%, 9/30/2027 (c)	7,133,000	7,135,925
6.50%, 6/1/2032 (c)	805,000	815,526
		23,722,708
Specialized REITs — 0.0% ^
Iron Mountain, Inc.
5.00%, 7/15/2028 (c)	580,000	575,061
5.25%, 7/15/2030 (c)	950,000	932,228
6.25%, 1/15/2033 (c)	118,000	118,933
Millrose Properties, Inc.
6.38%, 8/1/2030 (c)	1,673,000	1,696,271
6.25%, 9/15/2032 (c)	798,000	800,668
		4,123,161
Specialty Retail — 0.3%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	440,000	435,546
4.63%, 11/15/2029 (c)	3,711,000	3,611,267
4.75%, 3/1/2030	1,308,000	1,274,748
Bath & Body Works, Inc.
7.50%, 6/15/2029	239,000	242,076
6.75%, 7/1/2036	115,000	114,503
Escrow Rite Aid 0.00%, 12/31/2049 ‡	36,352	—
Gap, Inc. (The) 3.63%, 10/1/2029 (c)	2,515,000	2,378,126
Lithia Motors, Inc.
3.88%, 6/1/2029 (c)	5,905,000	5,670,450
5.50%, 10/1/2030 (c)	767,000	761,477
Penske Automotive Group, Inc. 3.75%, 6/15/2029	354,000	339,550
Petco Health & Wellness Co., Inc. 8.25%, 2/1/2031 (c)	1,302,000	1,322,939
PetSmart LLC 7.50%, 9/15/2032 (c)	3,075,000	3,104,588
Sonic Automotive, Inc. 4.63%, 11/15/2029 (c)	9,403,000	9,188,212
Staples, Inc. 10.75%, 9/1/2029 (c)	2,950,000	2,834,144
		31,277,626
Technology Hardware, Storage & Peripherals — 0.0% ^
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (c)	441,000	460,204
Seagate Data Storage Technology Pte. Ltd. 4.09%, 6/1/2029	895,000	868,687
Xerox Corp. 10.25%, 10/15/2030 (c)	550,000	481,250
SEE NOTES TO FINANCIAL STATEMENTS.

146	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — continued
Xerox Holdings Corp.
5.50%, 8/15/2028 (c)	1,060,000	581,675
8.88%, 11/30/2029 (c)	648,000	251,100
		2,642,916
Trading Companies & Distributors — 0.3%
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (c)	6,099,000	6,227,140
8.63%, 5/15/2032 (c)	785,000	816,291
7.13%, 7/1/2034 (c)	774,000	761,735
Herc Holdings, Inc. 7.00%, 6/15/2030 (c)	1,290,000	1,334,446
QXO Building Products, Inc.
6.50%, 7/15/2031 (c)	1,569,000	1,586,719
6.75%, 4/30/2032 (c)	2,957,000	3,024,491
6.88%, 7/15/2034 (c)	1,835,000	1,856,816
United Rentals North America, Inc.
4.88%, 1/15/2028	4,201,000	4,185,200
5.38%, 11/15/2033 (c)	1,866,000	1,817,221
6.13%, 3/15/2034 (c)	2,690,000	2,733,752
WESCO Distribution, Inc.
6.38%, 3/15/2029 (c)	2,278,000	2,312,956
6.63%, 3/15/2032 (c)	1,730,000	1,769,529
6.38%, 3/15/2033 (c)	1,178,000	1,196,156
		29,622,452
Wireless Telecommunication Services — 0.0% ^
Altice France Lux 3 (Luxembourg) 10.00%, 1/15/2033 (c)	80,000	77,921
Connect Finco SARL (United Kingdom) 9.00%, 9/15/2029 (c)	445,000	465,346
Digicel International Finance Ltd. (Jamaica) 8.63%, 8/1/2032 (c)	3,309,000	3,438,547
		3,981,814
Total Corporate Bonds (Cost $1,647,131,731)		1,649,257,209
Asset-Backed Securities — 11.9%
AB BSL CLO Ltd. (Cayman Islands) Series 2020-1A, Class BR2, 5.40%, 10/15/2038 (a) (c)	4,915,000	4,929,691
ACHD Trust
Series 2025-DS1, Class A, 5.98%, 1/9/2034 (c)	332,673	332,740
Series 2025-DS1, Class B, 9.38%, 1/9/2034 (c)	2,100,000	2,111,465
Series 2026-DS1, Class A, 5.67%, 7/10/2034 (c)	2,806,255	2,807,372
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Affirm Asset Securitization Trust
Series 2024-B, Class A, 4.62%, 9/15/2029 (c)	5,630,000	5,629,716
Series 2024-B, Class C, 5.06%, 9/15/2029 (c)	2,000,000	2,000,030
Series 2024-B, Class D, 5.50%, 9/15/2029 (c)	2,078,000	2,078,176
Series 2025-X2, Class D, 5.23%, 10/15/2030 (c)	6,000,000	5,994,293
American Airlines Pass-Through Trust Series 2021-1, Class B, 3.95%, 7/11/2030	32,000	30,389
American Credit Acceptance Receivables Trust
Series 2023-3, Class D, 6.82%, 10/12/2029 (c)	1,551,420	1,569,189
Series 2024-2, Class D, 6.53%, 4/12/2030 (c)	1,330,000	1,347,206
Series 2024-3, Class D, 6.04%, 7/12/2030 (c)	1,050,000	1,061,578
Series 2025-4, Class C, 4.83%, 1/13/2031 (c)	5,570,000	5,560,676
Series 2025-2, Class C, 5.11%, 4/14/2031 (c)	1,400,000	1,404,484
Series 2024-4, Class D, 5.34%, 8/12/2031 (c)	1,515,000	1,520,903
Series 2025-2, Class D, 5.50%, 8/12/2031 (c)	2,000,000	2,010,214
Series 2023-4, Class E, 9.79%, 8/12/2031 (c)	2,000,000	2,087,635
Series 2025-4, Class D, 5.25%, 9/12/2031 (c)	12,540,000	12,492,147
Series 2023-3, Class E, 9.54%, 10/14/2031 (c)	1,900,000	1,959,443
Series 2024-2, Class E, 7.87%, 11/12/2031 (c)	3,700,000	3,797,233
Series 2024-3, Class E, 7.92%, 3/12/2032 (c)	7,490,000	7,727,635
Series 2024-4, Class E, 7.19%, 4/12/2032 (c)	4,000,000	4,083,710
Series 2026-2, Class C, 4.85%, 5/10/2032 (c)	5,785,000	5,745,960
Series 2026-2, Class D, 5.18%, 6/8/2032 (c)	9,370,000	9,270,470
Series 2025-3, Class C, 4.95%, 7/12/2032 (c)	12,710,000	12,708,726
Series 2025-3, Class D, 5.19%, 7/12/2032 (c)	14,930,000	14,889,504
Series 2025-1, Class E, 7.39%, 12/13/2032 (c)	1,900,000	1,953,746
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	147

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2026-1, Class D, 5.10%, 1/12/2033 (c)	18,400,000	18,221,792
Series 2025-2, Class E, 7.66%, 2/14/2033 (c)	3,000,000	3,101,925
Series 2026-3, Class D, 5.49%, 3/8/2033 (c)	16,830,000	16,757,545
Series 2025-3, Class E, 6.77%, 6/13/2033 (c)	5,000,000	5,054,779
Series 2026-2, Class E, 6.90%, 2/8/2034 (c)	10,000,000	9,950,588
Americor
7.99%, 1/15/2030 ‡ (c)	6,851,040	6,806,467
11.49%, 1/15/2030 ‡ (c)	7,398,000	7,350,305
AMSR Trust Series 2022-SFR3, Class F, 4.00%, 10/17/2039 (c)	4,200,000	4,053,265
Avis Budget Rental Car Funding AESOP LLC
Series 2023-1A, Class C, 6.23%, 4/20/2029 (c)	1,207,000	1,219,376
Series 2023-4A, Class C, 7.24%, 6/20/2029 (c)	2,700,000	2,767,163
Series 2023-6A, Class D, 7.37%, 12/20/2029 (c)	400,000	402,454
Series 2023-8A, Class D, 7.52%, 2/20/2030 (c)	1,000,000	1,009,992
Series 2024-1A, Class D, 7.20%, 6/20/2030 (c)	4,650,000	4,658,757
Series 2024-3A, Class B, 5.58%, 12/20/2030 (c)	403,000	405,046
Series 2024-3A, Class C, 6.11%, 12/20/2030 (c)	376,000	379,346
Series 2026-3A, Class D, 6.96%, 4/20/2031 (c)	1,596,000	1,585,172
Bain Capital Credit CLO Ltd. (Jersey) Series 2023-3A, Class D2R, 7.83%, 10/24/2038 (a) (c)	6,000,000	5,905,848
Ballyrock CLO Ltd. (Cayman Islands)
Series 2024-27A, Class A2, 5.41%, 10/25/2037 (a) (c)	2,000,000	2,003,268
Series 2021-17A, Class A2R, 5.33%, 10/20/2038 (a) (c)	8,965,000	8,981,505
Barings CLO Ltd. (Cayman Islands)
Series 2022-3A, Class A2R, 5.32%, 10/20/2037 (a) (c)	3,000,000	3,005,364
Series 2023-3A, Class D2R, 7.65%, 10/15/2038 (a) (c)	2,170,000	2,157,195
Series 2023-4A, Class D1R, 6.20%, 1/20/2039 (a) (c)	3,090,000	3,094,626
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Bayview Opportunity Master Fund LLC
Series 2024-CAR1, Class C, 5.14%, 12/26/2031 (a) (c)	63,540	63,632
Series 2024-CAR1, Class D, 5.69%, 12/26/2031 (a) (c)	57,936	58,283
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class D, 6.03%, 11/15/2029	1,400,000	1,412,165
Series 2024-3, Class D, 5.83%, 5/15/2030	2,360,000	2,378,129
Series 2024-4, Class D, 5.23%, 8/15/2030	3,400,000	3,400,967
Series 2025-1, Class D, 5.64%, 11/15/2030	2,212,000	2,225,721
Series 2024-2, Class E, 8.21%, 1/15/2031 (c)	4,000,000	4,107,736
Series 2025-2, Class D, 5.62%, 3/17/2031	1,770,000	1,780,746
Series 2025-4, Class D, 5.41%, 8/15/2031	3,340,000	3,335,907
Series 2024-4, Class E, 7.47%, 8/15/2031 (c)	4,600,000	4,683,254
Series 2026-1, Class D, 4.99%, 11/17/2031	7,890,000	7,790,834
Series 2026-2, Class C, 4.88%, 2/17/2032	1,285,000	1,281,494
Series 2026-2, Class D, 5.19%, 2/17/2032	4,890,000	4,850,038
Series 2026-3, Class D, 5.59%, 4/15/2032	11,290,000	11,289,819
Series 2025-2, Class E, 7.74%, 6/15/2032 (c)	8,500,000	8,674,019
Series 2025-4, Class E, 7.18%, 11/15/2032 (c)	9,010,000	9,051,472
Series 2026-1, Class E, 6.63%, 2/15/2033 (c)	2,610,000	2,573,690
Series 2026-2, Class E, 7.17%, 5/16/2033 (c)	8,500,000	8,493,208
Series 2026-3, Class E, 7.36%, 8/15/2033 (c)	15,800,000	15,855,874
Buckhorn Park CLO Ltd. (Cayman Islands) Series 2019-1A, Class CRR, 5.58%, 7/18/2034 (a) (c)	3,250,000	3,251,008
Business Jet Securities LLC
Series 2024-1A, Class A, 6.20%, 5/15/2039 (c)	1,077,355	1,084,934
Series 2024-2A, Class C, 7.97%, 9/15/2039 (c)	532,148	531,712
SEE NOTES TO FINANCIAL STATEMENTS.

148	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Citi Asset Receivables Trust I Series 2025-1, Class CERT, 0.00%, 3/15/2031 ‡ (c) (e)	1,255,543	1,146,813
CoreVest American Finance Trust
Series 2019-1, Class E, 5.65%, 3/15/2052 (a) (c)	300,000	295,265
Series 2019-2, Class E, 5.11%, 6/15/2052 (a) (c)	350,000	322,964
Series 2019-3, Class E, 4.69%, 10/15/2052 (a) (c)	350,000	318,963
Credit Acceptance Auto Loan Trust
Series 2023-3A, Class B, 7.09%, 10/17/2033 (c)	238,037	238,755
Series 2023-5A, Class B, 6.71%, 2/15/2034 (c)	1,467,000	1,477,397
Series 2024-1A, Class B, 6.03%, 5/15/2034 (c)	708,000	712,333
Series 2024-1A, Class C, 6.71%, 7/17/2034 (c)	930,000	941,726
Series 2024-3A, Class B, 4.85%, 11/15/2034 (c)	1,625,000	1,623,382
Series 2024-3A, Class C, 5.39%, 1/16/2035 (c)	1,000,000	1,001,831
Series 2025-2A, Class C, 5.38%, 3/17/2036 (c)	9,475,000	9,478,999
Series 2026-1A, Class C, 5.28%, 8/15/2036 (c)	4,350,000	4,313,659
DailyPay Securitization Trust Series 2025-1A, Class A, 5.63%, 6/26/2028 (c)	760,000	761,463
DB Master Finance LLC Series 2021-1A, Class A23, 2.79%, 11/20/2051 (c)	285,750	250,364
Dec
6.02%, 3/13/2030 ‡ (c)	7,760,303	7,633,034
6.91%, 1/15/2031 ‡ (c)	7,957,075	7,811,460
6.10%, 7/28/2046 ‡ (c)	10,000,000	9,914,000
6.82%, 7/28/2046 ‡	8,000,000	7,896,000
Deephaven Residential Mortgage Trust Series 2026-CES2, Class A1A, 5.79%, 8/25/2061 (c) (d)	6,422,913	6,410,089
Diversified ABS Phase LLC Series 2024-1A, Class A2, 7.67%, 5/30/2044 (c)	1,579,733	1,585,224
Drive Auto Receivables Trust
Series 2024-2, Class C, 4.67%, 5/17/2032	907,000	908,231
Series 2024-2, Class D, 4.94%, 5/17/2032	950,000	951,492
Series 2025-1, Class D, 5.41%, 9/15/2032	2,200,000	2,205,641
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2025-2, Class D, 4.90%, 12/15/2032	8,600,000	8,513,132
Driven Brands Funding LLC
Series 2021-1A, Class A2, 2.79%, 10/20/2051 (c)	8,666,572	8,103,493
Series 2025-1A, Class A2, 5.30%, 10/20/2055 (c)	1,389,500	1,339,422
Dryden CLO Ltd. (Cayman Islands)
Series 2018-64A, Class A, 4.96%, 4/18/2031 (a) (c)	97,370	97,347
Series 2019-68A, Class BRR, 5.30%, 7/15/2035 (a) (c)	1,700,000	1,701,629
DT Auto Owner Trust Series 2022-3A, Class E, 10.99%, 7/16/2029 (c)	3,000,000	3,097,889
EJ Hugoton
Series 2026-1 B, 10.29%, 10/10/2041 ‡	8,938,318	8,938,318
Series 2026-1 B, 14.50%, 10/10/2041 ‡	5,997,335	5,997,335
Elmwood CLO Ltd. (Cayman Islands) Series 2019-3A, Class BRR, 5.43%, 7/18/2037 (a) (c)	1,650,000	1,651,718
Exeter Automobile Receivables Trust
Series 2022-3A, Class D, 6.76%, 9/15/2028	163,031	164,015
Series 2022-4A, Class D, 5.98%, 12/15/2028	50,823	50,954
Series 2023-3A, Class D, 6.68%, 4/16/2029	817,428	825,701
Series 2023-1A, Class D, 6.69%, 6/15/2029	243,251	244,607
Series 2023-2A, Class D, 6.32%, 8/15/2029	466,464	470,582
Series 2022-1A, Class E, 5.02%, 10/15/2029 (c)	1,070,000	1,067,047
Series 2022-2A, Class E, 6.34%, 10/15/2029 (c)	3,007,000	2,945,746
Series 2023-1A, Class E, 12.07%, 9/16/2030 (c)	900,000	975,812
Series 2025-3A, Class D, 5.57%, 10/15/2031	3,530,000	3,552,720
Series 2025-4A, Class D, 5.23%, 1/15/2032	3,445,000	3,420,694
Series 2026-1A, Class D, 5.00%, 5/17/2032	10,140,000	9,972,172
Series 2026-2A, Class D, 5.51%, 8/16/2032	5,000,000	4,987,562
Series 2026-3A, Class D, 5.44%, 10/15/2032	4,670,000	4,641,324
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	149

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2025-3A, Class E, 7.52%, 12/15/2032 (c)	6,226,000	6,307,533
Series 2026-4A, Class D, 5.64%, 2/15/2033	3,600,000	3,590,114
Series 2025-4A, Class E, 6.99%, 4/15/2033 (c)	8,800,000	8,779,778
Series 2025-5A, Class E, 7.15%, 6/15/2033 (c)	2,696,000	2,695,338
Series 2026-3A, Class E, 7.42%, 7/17/2034 (c)	10,287,000	10,261,077
Series 2026-4A, Class E, 7.58%, 10/16/2034 (c)	6,100,000	6,103,409
FIGRE Trust Series 2024-HE4, Class A, 5.06%, 9/25/2054 (a) (c)	9,229,065	9,152,618
First Investors Auto Owner Trust Series 2025-1A, Class D, 5.22%, 12/15/2033 (c)	6,000,000	5,904,539
FirstKey Homes Trust
Series 2021-SFR2, Class F2, 3.16%, 9/17/2038 (c)	3,300,000	3,290,302
Series 2022-SFR1, Class F1, PO, 5/19/2039 ‡ (c)	2,700,000	2,575,989
Series 2022-SFR1, Class F2, PO, 5/19/2039 ‡ (c)	1,300,000	1,239,864
FMC GMSR Issuer Trust
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (c)	300,000	299,354
Series 2026-GT1I, Class A, 5.90%, 8/20/2029 ‡ (a)	20,000,000	20,000,000
Fortiva Retail Credit Master Note Business Trust Series 2025-TWO, Class A, 5.92%, 5/15/2031 (c)	3,000,000	2,985,530
Foundation Finance Trust Series 2023-1A, Class D, 9.18%, 12/15/2043 (c)	247,264	259,726
GGAM Master Trust International Ltd. (Cayman Islands)
Series 2026-1A, Class A, 5.86%, 9/30/2060 (c)	5,977,126	5,906,900
Series 2025-1A, Class Y, 9.70%, 9/30/2060 (c)	7,180,562	7,237,451
GLS Auto Receivables Issuer Trust
Series 2022-2A, Class D, 6.15%, 4/17/2028 (c)	93,489	93,752
Series 2022-2A, Class E, 5.50%, 6/15/2029 (c)	2,500,000	2,502,958
Series 2024-2A, Class C, 6.03%, 2/15/2030 (c)	1,420,000	1,432,619
Series 2024-4A, Class D, 5.65%, 7/15/2030 (c)	2,465,000	2,479,522
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2026-2A, Class D, 5.38%, 1/15/2032 (c)	6,000,000	5,948,695
Grit 10.00%, 3/27/2030 ‡	14,000,000	13,860,000
GS Mortgage-Backed Securities Trust
Series 2026-CES1, Class A1, 4.90%, 5/25/2056 (c) (d)	6,045,496	5,965,895
Series 2026-CES2, Class A1A, 5.23%, 6/25/2056 (c) (d)	7,142,111	7,069,701
Series 2026-CES3, Class A1A, 5.36%, 9/25/2056 (c) (d)	10,953,152	10,869,320
Harriman Park CLO Ltd. (Cayman Islands) Series 2020-1A, Class CRR, 5.68%, 7/20/2038 (a) (c)	1,680,000	1,678,851
Hertz Vehicle Financing LLC
Series 2023-3A, Class A, 5.94%, 2/25/2028 (c)	595,000	596,843
Series 2023-3A, Class D, 9.43%, 2/25/2028 (c)	8,185,000	8,241,616
Series 2022-2A, Class D, 5.16%, 6/26/2028 (c)	14,000,000	13,778,265
Series 2022-5A, Class D, 6.78%, 9/25/2028 (c)	2,000,000	1,979,721
Series 2024-1A, Class D, 9.22%, 1/25/2029 (c)	2,500,000	2,532,488
Series 2023-2A, Class D, 9.40%, 9/25/2029 (c)	14,080,000	14,337,663
Series 2023-4A, Class D, 9.44%, 3/25/2030 (c)	1,500,000	1,530,819
Series 2025-5A, Class D, 7.74%, 5/25/2030 (c)	1,870,000	1,836,421
Series 2025-2A, Class D, 8.34%, 9/25/2031 (c)	958,000	945,442
Series 2025-4A, Class B, 5.90%, 12/25/2031 (c)	2,245,000	2,210,404
Series 2025-4A, Class D, 9.34%, 12/25/2031 (c)	4,492,000	4,560,246
Series 2025-6A, Class D, 8.30%, 5/25/2032 (c)	2,810,000	2,658,331
Hertz Vehicle Financing LP Series 2021-2A, Class D, 4.34%, 12/27/2027 (c)	4,617,333	4,593,752
Hibernia IV Abs Issuer LLC 7.19%, 8/25/2046 ‡	15,000,000	14,999,758
HINNT LLC Series 2022-A, Class D, 6.50%, 5/15/2041 (c)	160,180	158,926
Honey Hill Park CLO Ltd. (Cayman Islands)
Series 2026-1A, Class D1, 6.17%, 4/24/2039 (a) (c)	9,180,000	9,143,868
Series 2026-1A, Class D2, 7.37%, 4/24/2039 (a) (c)	1,310,000	1,310,079
SEE NOTES TO FINANCIAL STATEMENTS.

150	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2026-1A, Class E, 8.22%, 4/24/2039 (a) (c)	13,550,000	13,407,102
Huntington Bank Auto Credit-Linked Notes Series 2024-2, Class B1, 5.44%, 10/20/2032 (c)	1,213,172	1,216,195
Identity Digital Capital LLC 6.79%, 3/20/2065 ‡	2,500,000	2,464,250
Ista Jet Seri 6.97%, 4/5/2032 ‡ (c)	4,937,500	4,937,500
JBHP
10.28%, 12/15/2041 ‡ (c)	4,633,717	4,633,717
Series 2026-1 B, 14.10%, 12/15/2041 ‡	3,869,892	3,870,666
JGW 11.71%, 8/15/2036 ‡ (c)	7,870,000	7,837,927
JGW ABS Trust
6.00%, 8/15/2036 ‡ (c)	6,000,000	5,999,813
9.34%, 8/15/2036 ‡ (c)	10,000,000	9,999,047
Jonah Energy ABS LLC
Series 2022-1, Class C, 12.66%, 8/10/2039 ‡ (c)	3,500,000	3,500,350
Series 2025-1A, Class B, 11.25%, 12/10/2040 (c)	4,384,924	4,387,993
KKR CLO Ltd. (Cayman Islands) Series 40A, Class BR, 5.43%, 10/20/2034 (a) (c)	2,000,000	2,003,714
Lendingpoint Asset Securitization Trust
Series 2022-A, Class D, 4.54%, 6/15/2029 (c)	596,905	194,308
Series 2022-C, Class C, 8.68%, 2/15/2030 (c)	13,269	13,258
Lendmark Funding Trust
Series 2024-1A, Class A, 5.53%, 6/21/2032 (c)	1,950,000	1,957,228
Series 2024-2A, Class A, 4.47%, 2/21/2034 (c)	915,000	909,281
Series 2024-2A, Class D, 5.69%, 2/21/2034 (c)	450,000	448,387
Series 2024-2A, Class E, 8.47%, 2/21/2034 (c)	800,000	809,984
Series 2025-1A, Class A, 4.94%, 9/20/2034 (c)	2,100,000	2,091,553
Series 2025-1A, Class D, 6.48%, 9/20/2034 (c)	3,000,000	3,019,940
Series 2025-2A, Class A, 4.78%, 10/20/2034 (c)	5,700,000	5,645,457
Series 2025-2A, Class C, 5.28%, 10/20/2034 (c)	4,000,000	3,983,536
Series 2025-2A, Class D, 5.98%, 10/20/2034 (c)	7,280,000	7,251,605
Series 2025-3A, Class C, 5.04%, 5/21/2035 (c)	3,820,000	3,713,406
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2025-3A, Class D, 5.64%, 5/21/2035 (c)	16,500,000	16,049,020
Series 2026-1A, Class C, 5.40%, 11/20/2035 (c)	9,580,000	9,434,357
Series 2026-1A, Class D, 5.90%, 11/20/2035 (c)	8,470,000	8,317,256
Liberty 7.25%, 5/14/2031 ‡	17,000,000	17,014,110
LVNV
6.55%, 8/15/2029 ‡	10,000,000	10,000,000
6.68%, 8/15/2031 ‡	12,000,000	12,000,000
Madison Park Funding Ltd. (Cayman Islands) Series 2020-45A, Class BRR, 5.40%, 7/15/2034 (a) (c)	3,530,000	3,530,667
Magnetite Ltd. Series 2025-45A, Class E, 8.25%, 4/15/2038 (a) (c)	2,000,000	1,978,138
Mariner Finance issuance Trust
Series 2024-BA, Class A, 4.91%, 11/20/2038 (c)	2,000,000	1,978,798
Series 2024-BA, Class C, 5.73%, 11/20/2038 (c)	635,000	634,139
Merchants Fleet Funding LLC Series 2025-1A, Class D, 5.76%, 1/20/2039 (c)	3,750,000	3,710,103
Mercury Financial Credit Card Master Trust
Series 2026-1A, Class A, 5.34%, 2/20/2032 (c)	7,550,000	7,507,255
Series 2026-1A, Class B, 6.31%, 2/20/2032 (c)	1,890,000	1,879,217
MF1 LLC Series 2026-FL22, Class A, 5.04%, 11/18/2043 (a) (c)	2,000,000	2,001,606
Midcon
6.02%, 7/10/2030 ‡	10,487,654	10,487,654
7.09%, 10/13/2033 ‡	8,000,000	8,000,000
Mpire Frn
Series 2026, 8.29%, 9/13/2030 ‡ (c)	4,995,669	5,009,807
Series 2026, 11.16%, 9/19/2030 ‡ (c)	1,998,269	2,003,924
Nautical Solutions Series 2024-1, 9.20%, 8/1/2031 ‡	3,923,798	3,987,560
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2020-38A, Class CR2, 5.61%, 10/20/2036 (a) (c)	2,500,000	2,500,910
Series 2019-34A, Class BR2, 5.38%, 7/20/2039 (a) (c)	3,300,000	3,309,742
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (c)	168,000	165,885
Series 2022-SFR1, Class F, 4.44%, 2/17/2039 (c)	2,850,000	2,817,599
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	151

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Nexus Nova (Spain) 6.50%, 11/8/2028 ‡	7,710,623	7,710,855
Nexus Nova Frn 6.55%, 8/10/2027 ‡	8,000,000	8,000,000
NRM FNT1 Excess LLC Series 2024-FNT1, Class A, 7.40%, 11/25/2031 (c) (d)	7,343,643	7,300,480
NRZ Excess Spread-Collateralized Notes Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (c)	46,844	46,670
OCP Aegis CLO Ltd. (Cayman Islands) Series 2025-41A, Class B1, 5.48%, 4/21/2037 (a) (c)	4,300,000	4,305,844
Octagon Ltd. (Cayman Islands) Series 2022-1A, Class DR, 7.33%, 7/21/2037 (a) (c)	16,800,000	16,301,006
OnDeck Asset Securitization Trust LLC
Series 2023-1A, Class A, 7.00%, 8/19/2030 (c)	468,000	468,281
Series 2024-2A, Class A, 4.98%, 10/17/2031 (c)	600,000	598,347
Series 2024-2A, Class B, 5.42%, 10/17/2031 (c)	400,000	399,820
OneMain Direct Auto Receivables Trust
Series 2026-1A, Class D, 5.30%, 10/14/2036 (c)	7,595,000	7,435,791
Series 2025-1A, Class D, 6.10%, 7/14/2037 (c)	1,522,000	1,529,870
Onemain Financial Issuance Trust Series 2025-1A, Class D, 5.79%, 7/14/2038 (c)	1,500,000	1,491,592
OneMain Financial Issuance Trust Series 2026-1A, Class D, 5.94%, 7/14/2039 (c)	3,110,000	3,091,596
Oneslt 8.00%, 12/15/2030 ‡	2,913,844	2,913,844
Oportun Issuance Trust
Series 2026-A, Class B, 5.06%, 1/9/2034 (c)	7,300,000	7,252,557
Series 2026-A, Class C, 5.45%, 1/9/2034 (c)	4,210,000	4,185,453
Pagaya AI Debt Selection Trust Series 2021-3, Class C, 3.27%, 5/15/2029 (c)	72,756	72,165
Palmer Square CLO Ltd. (Cayman Islands) Series 2021-2A, Class BR, 5.45%, 2/15/2038 (a) (c)	4,300,000	4,307,422
PAR Issuer Trust
Series 2026-3A, Class CERT, 0.00%, 5/15/2034 ‡ (c)	6,100,000	6,030,216
Series 2026-3A, Class A, 5.89%, 5/15/2034 ‡ (c)	11,500,000	11,489,080
Peace Park CLO Ltd. (Cayman Islands) Series 2021-1A, Class BR, 5.31%, 10/20/2038 (a) (c)	5,400,000	5,409,963
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

PFP Ltd. (Cayman Islands)
Series 2026-14, Class A, 4.96%, 12/18/2043 (a) (c)	7,325,000	7,324,971
Series 2026-14, Class AS, 5.24%, 12/18/2043 (a) (c)	1,810,000	1,813,410
Planet Fitness Master Issuer LLC Series 2025-1A, Class A2II, 5.65%, 12/6/2055 (c)	2,663,325	2,617,919
PRET LLC
Series 2026-NPL5, Class A1, 5.71%, 4/25/2056 (c) (d)	4,918,662	4,899,368
Series 2026-NPL6, Class A1, 5.69%, 5/25/2056 (c) (d)	12,354,762	12,306,497
Series 2026-RN2, Class A1, 5.77%, 7/25/2056 (c) (d)	18,409,000	18,343,285
PRET Trust Series 2026-RN1, Class A1, 5.67%, 6/25/2066 (c) (d)	14,745,123	14,701,301
Progress Residential Trust Series 2023-SFR1, Class E1, 6.15%, 3/17/2040 (c)	736,000	731,439
Prometheus 0.00%, 9/12/2029 ‡	8,000,000	7,920,000
Purewest ABS Issuer LLC
Series 2025-1, Class A2, 6.53%, 4/5/2040 ‡ (c)	1,968,398	1,955,997
Series 2025-1, Class B, 10.28%, 4/5/2040 ‡ (c)	4,341,470	4,341,470
RCKT Mortgage Trust
Series 2026-CES4, Class A1A, 5.12%, 4/25/2056 (c) (d)	5,559,524	5,507,319
Series 2026-CES7, Class A1A, 5.41%, 7/1/2056 (c) (d)	7,321,381	7,312,134
Republic Finance Issuance Trust
Series 2024-A, Class A, 5.91%, 8/20/2032 (c)	2,282,781	2,284,220
Series 2024-B, Class A, 5.42%, 11/20/2037 (c)	3,631,000	3,640,182
Series 2026-A, Class A, 4.82%, 6/20/2039 (c)	12,360,000	12,207,810
Series 2026-A, Class B, 5.15%, 6/20/2039 (c)	3,000,000	2,956,194
Series 2026-A, Class C, 5.46%, 6/20/2039 (c)	3,700,000	3,643,611
Series 2026-A, Class D, 6.16%, 6/20/2039 (c)	2,000,000	1,979,958
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class E, 8.41%, 12/15/2033 (c)	732,686	746,354
Series 2026-A, Class E, 6.81%, 7/17/2034 (c)	5,391,000	5,367,373
SEE NOTES TO FINANCIAL STATEMENTS.

152	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Santander Drive Auto Receivables Trust
Series 2023-4, Class B, 5.77%, 12/15/2028	202,214	202,878
Series 2022-7, Class C, 6.69%, 3/17/2031	119,854	121,107
Series 2025-2, Class D, 5.47%, 5/15/2031	2,400,000	2,414,639
Series 2025-3, Class D, 5.11%, 9/15/2031	5,730,000	5,715,782
Series 2024-3, Class D, 5.97%, 10/15/2031	1,906,000	1,937,378
Series 2024-4, Class D, 5.32%, 12/15/2031	1,958,000	1,966,596
Series 2025-4, Class D, 4.95%, 1/15/2032	3,123,000	3,091,207
Series 2024-5, Class D, 5.14%, 2/17/2032	1,247,000	1,249,865
SBA Small Business Investment Cos.
Series 2023-10A, Class 1, 5.17%, 3/10/2033	1,244,749	1,250,230
Series 2023-10B, Class 1, 5.69%, 9/10/2033	1,450,059	1,483,232
Series 2024-10A, Class 1, 5.04%, 3/10/2034	6,151,512	6,146,569
SCF Equipment Leasing LLC
Series 2025-2A, Class D, 5.33%, 6/20/2036 (c)	2,770,000	2,703,410
Series 2025-2A, Class E, 6.21%, 6/20/2036 (c)	3,920,000	3,804,173
SRT Issuer I LLC 0.00%, 7/7/2031 ‡ (a)	7,500,000	7,490,625
SRT Issuer LLC 0.00%, 12/7/2031 ‡ (a)	7,500,000	7,503,283
Stifel SBA IO Trust
Series 2024-1A, Class A2, IO, 1.27%, 6/25/2050 (a) (c)	41,852,642	1,584,436
Series 2025-1A, Class A2, IO, 1.51%, 1/15/2051 (a) (c)	73,630,370	3,364,127
Series 2025-3A, Class A2, IO, 1.90%, 10/25/2051 (a) (c)	58,860,218	3,423,669
Stifel SBA Trust Series 2025-2A, Class A1, 2.54%, 8/25/2036 (a) (c)	49,699,172	2,860,819
Subway Funding LLC Series 2024-1A, Class A23, 6.51%, 7/30/2054 (c)	2,848,267	2,809,778
Symphony CLO Ltd. (Cayman Islands)
Series 2018-19A, Class B, 5.40%, 4/16/2031 (a) (c)	1,082,519	1,083,095
Series 2018-19A, Class C, 5.80%, 4/16/2031 (a) (c)	940,000	940,676
Series 2020-23A, Class CR2, 5.50%, 1/15/2034 (a) (c)	3,600,000	3,596,195
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2021-29A, Class BR, 5.40%, 10/15/2035 (a) (c)	6,455,000	6,459,764
Series 2022-32A, Class BR, 5.40%, 10/23/2035 (a) (c)	4,225,000	4,228,152
Theorem Funding Trust Series 2022-2A, Class B, 9.27%, 12/15/2028 (c)	85,841	85,950
Towd Point Mortgage Trust
Series 2026-FIX1, Class A1, 4.98%, 12/25/2065 (c) (d)	4,080,394	4,020,569
Series 2026-CES2, Class A1A, 4.72%, 2/25/2066 (c) (d)	8,541,490	8,375,468
Tricon Residential Trust Series 2022-SFR1, Class E2, 5.74%, 4/17/2039 (c)	101,000	100,502
TRTX Issuer Ltd. (Cayman Islands) Series 2025-FL6, Class A, 5.18%, 9/18/2042 (a) (c)	3,050,000	3,056,619
Ucielo 2025-assi 10.51%, 8/9/2033 ‡	99,726	99,726
Ucielo 2025-assic 8.01%, 8/9/2033 ‡	99,726	99,726
United States Small Business Administration Series 2025-25J, Class 1, 4.79%, 10/1/2050	4,666,642	4,554,087
Upstart Frn Series 2025-TE, 6.80%, 3/29/2029 ‡ (c)	3,116,529	3,112,633
Upstart Pass-Through Trust
Series 2022-PT2, Class A, 20.37%, 2/20/2030 ‡ (a) (c)	25,108	25,108
Series 2022-PT3, Class A, 25.07%, 4/20/2030 ‡ (a) (c)	18,790	18,479
VCAT LLC Series 2026-NPL3, Class A1, 5.57%, 5/25/2056 (c) (d)	7,007,078	6,989,211
VistaJet Pass Through Trust Series 2021-1C, 9.50%, 8/15/2031 (c)	1,520,000	1,498,378
Voya CLO Ltd. (Cayman Islands) Series 2019-4A, Class BR, 5.76%, 1/15/2035 (a) (c)	2,000,000	2,002,152
Wehle Park CLO Ltd. (Jersey) Series 2022-1A, Class ER, 9.07%, 10/21/2038 (a) (c)	1,000,000	905,462
Western Funding Auto Loan Trust
Series 2025-1, Class A, 4.75%, 7/16/2035 (c)	4,615,000	4,606,858
Series 2025-1, Class D, 5.79%, 1/15/2036 (c)	2,540,000	2,536,546
Westlake Automobile Receivables Trust
Series 2023-1A, Class D, 6.79%, 11/15/2028 (c)	437,000	440,294
Series 2023-3A, Class D, 6.47%, 3/15/2029 (c)	632,000	639,723
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	153

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-1A, Class D, 6.02%, 10/15/2029 (c)	576,000	582,994
Series 2024-3A, Class D, 5.21%, 4/15/2030 (c)	3,920,000	3,927,337
Total Asset-Backed Securities (Cost $1,281,798,504)		1,275,679,667
Foreign Government Securities — 3.7%
Arab Republic of Egypt
8.63%, 2/4/2030 (c)	829,000	882,885
8.63%, 2/4/2030 (k)	1,800,000	1,917,000
5.88%, 2/16/2031 (k)	3,900,000	3,777,579
7.63%, 5/29/2032 (k)	2,300,000	2,356,672
9.45%, 2/4/2033 (c)	4,846,000	5,349,984
7.63%, 5/20/2034 (c)	3,093,000	3,096,093
7.63%, 5/20/2034 (k)	200,000	200,200
8.50%, 1/31/2047 (k)	2,700,000	2,586,600
8.70%, 3/1/2049 (k)	700,000	678,958
8.88%, 5/29/2050 (k)	3,200,000	3,146,368
Argentine Republic
1.00%, 7/9/2029	1,200,000	1,072,800
4.12%, 7/9/2035 (d)	22,460,000	16,985,375
5.00%, 1/9/2038 (d)	3,700,000	2,937,800
3.50%, 7/9/2041 (d)	8,740,000	6,163,885
Barbados Government Bond 8.00%, 6/26/2035 (k)	2,000,000	2,119,000
Benin Government Bond
7.96%, 2/13/2038 (c)	2,842,000	3,010,389
7.96%, 2/13/2038 (k)	1,950,000	2,065,538
Ciudad Autonoma De Buenos Aires 7.05%, 5/13/2036 (c)	1,300,000	1,270,100
Commonwealth of the Bahamas
8.95%, 10/15/2032 (k)	1,000,000	1,117,460
8.25%, 6/24/2036 (c)	2,277,000	2,513,808
Democratic Socialist Republic of Sri Lanka
4.00%, 4/15/2028 (c)	399,590	386,604
3.60%, 6/15/2035 (c) (d)	6,346,960	5,241,320
Dominican Republic Government Bond
6.00%, 2/22/2033 (c)	150,000	149,603
6.00%, 2/22/2033 (k)	500,000	498,675
6.60%, 6/1/2036 (k)	5,900,000	6,032,809
6.95%, 3/15/2037 (c)	5,400,000	5,600,664
6.15%, 5/17/2038 (c)	2,877,000	2,797,883
6.40%, 6/5/2049 (k)	2,050,000	1,932,299
5.88%, 1/30/2060 (k)	1,450,000	1,240,475
Federal Republic of Nigeria
6.13%, 9/28/2028 (k)	2,308,000	2,310,262
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

7.14%, 2/23/2030 (k)	3,000,000	3,083,490
8.75%, 1/21/2031 (k)	1,000,000	1,078,750
10.38%, 12/9/2034 (c)	1,400,000	1,667,400
8.63%, 1/13/2036 (k)	1,500,000	1,625,625
7.70%, 2/23/2038 (k)	3,300,000	3,349,500
9.13%, 1/13/2046 (c)	4,530,000	4,977,337
8.25%, 9/28/2051 (k)	800,000	806,512
Federative Republic of Brazil
7.13%, 5/13/2054	800,000	769,200
7.25%, 1/12/2056	2,500,000	2,402,500
Gabonese Republic
9.50%, 2/18/2029 (k)	2,400,000	2,319,000
6.63%, 2/6/2031 (k)	1,000,000	869,500
9.38%, 8/5/2033 (c)	4,450,000	4,000,149
Hashemite Kingdom of Jordan
7.75%, 1/15/2028 (k)	1,000,000	1,026,250
7.50%, 1/13/2029 (k)	2,000,000	2,071,952
5.85%, 7/7/2030 (k)	2,100,000	2,110,521
5.75%, 11/12/2032 (c)	6,761,000	6,608,877
7.38%, 10/10/2047 (k)	5,000,000	4,882,050
Islamic Republic of Pakistan
7.38%, 4/8/2031 (k)	11,200,000	11,242,000
8.88%, 4/8/2051 (k)	5,000,000	5,031,250
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (c)	1,067,000	1,143,525
Kingdom of Bahrain
6.75%, 9/20/2029 (k)	1,500,000	1,473,285
5.45%, 9/16/2032 (k)	1,600,000	1,451,200
6.63%, 10/6/2037 (c)	1,000,000	908,420
7.50%, 9/20/2047 (k)	600,000	559,800
Pakistan Water & Power Development Authority 7.50%, 6/4/2031 (k)	658,000	648,130
Plurinational State of Bolivia
9.45%, 5/14/2031 (c)	3,800,000	3,775,300
9.45%, 5/14/2031 (k)	400,000	397,400
Provincia de Cordoba 8.60%, 2/3/2035 (c)	1,851,000	1,825,086
Provincia de Neuquen Argentina 7.35%, 8/25/2034 (c)	1,627,000	1,608,290
Republic of Angola
8.00%, 11/26/2029 (k)	2,800,000	2,869,608
8.75%, 4/14/2032 (k)	400,000	409,024
8.75%, 4/14/2032 (c)	600,000	613,535
9.38%, 3/31/2033 (c)	1,400,000	1,452,500
9.88%, 10/15/2035 (c)	6,800,000	7,172,028
9.88%, 3/31/2037 (k)	1,400,000	1,451,786
9.88%, 3/31/2037 (c)	2,000,000	2,073,980
SEE NOTES TO FINANCIAL STATEMENTS.

154	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Republic of Armenia 3.60%, 2/2/2031 (k)	900,000	823,059
Republic of Cameroon
9.50%, 7/31/2031 (k)	4,400,000	4,457,816
8.88%, 1/30/2033 (k)	1,050,000	1,034,345
Republic of Colombia
8.00%, 4/20/2033	500,000	538,500
7.50%, 2/2/2034	2,000,000	2,096,000
7.75%, 11/7/2036	6,000,000	6,375,000
8.75%, 11/14/2053	2,000,000	2,271,500
8.38%, 11/7/2054	2,800,000	3,070,900
Republic of Congo
8.75%, 4/16/2032 (c)	2,380,000	2,456,660
9.50%, 2/17/2035 (k)	4,600,000	4,582,060
9.50%, 5/26/2036 (k)	7,200,000	6,972,696
9.50%, 4/16/2037 (c)	3,270,000	3,413,062
Republic of Costa Rica
7.00%, 4/4/2044 (k)	400,000	421,500
7.30%, 11/13/2054 (c)	1,565,000	1,691,276
Republic of Cote d'Ivoire
7.63%, 1/30/2033 (k)	3,600,000	3,820,824
6.13%, 6/15/2033 (k)	2,300,000	2,274,125
8.08%, 4/1/2036 (c)	8,481,000	9,188,909
8.25%, 1/30/2037 (c)	5,600,000	6,098,064
6.75%, 2/25/2041 (c)	9,278,000	8,838,687
Republic of Ecuador
6.90%, 7/31/2030 (d) (k)	1,488,000	1,485,024
8.75%, 1/29/2034 (c)	8,348,000	8,324,292
8.75%, 1/29/2034 (k)	600,000	598,296
6.90%, 7/31/2035 (d) (k)	6,787,831	6,205,774
9.25%, 1/29/2039 (c)	19,208,000	19,410,259
5.50%, 7/31/2040 (d) (k)	7,951,364	6,498,888
Republic of El Salvador
8.63%, 2/28/2029 (k)	1,852,000	1,958,490
9.25%, 4/17/2030 (c)	2,390,000	2,556,691
7.12%, 1/20/2050 (k)	350,000	319,900
9.50%, 7/15/2052 (k)	1,350,000	1,518,190
9.65%, 11/21/2054 (c)	4,957,000	5,622,205
Republic of Ghana
5.00%, 7/3/2029 (c) (d)	2,424,300	2,394,893
5.00%, 7/3/2035 (c) (d)	4,765,600	4,439,133
Republic of Honduras
8.63%, 11/27/2034 (c)	4,250,000	4,885,077
8.63%, 11/27/2034 (k)	850,000	977,016
6.40%, 7/29/2036 (c)	613,000	615,036
Republic of Iraq 5.80%, 1/15/2028 (k)	703,125	698,189
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Republic of Kenya
9.75%, 2/16/2031 (c)	1,635,000	1,760,993
9.75%, 2/16/2031 (k)	2,100,000	2,261,826
7.88%, 10/9/2033 (c)	4,500,000	4,509,360
9.50%, 3/5/2036 (c)	5,427,000	5,717,724
8.80%, 10/9/2038 (c)	4,265,000	4,250,371
Republic of Montenegro 7.25%, 3/12/2031 (c)	1,950,000	2,036,736
Republic of Panama 7.88%, 3/1/2057	2,500,000	2,906,250
Republic of Paraguay
6.10%, 8/11/2044 (k)	1,000,000	975,375
5.60%, 3/13/2048 (k)	1,500,000	1,351,365
5.40%, 3/30/2050 (c)	4,100,000	3,602,465
6.65%, 3/4/2055 (k)	2,000,000	2,036,040
Republic of Rwanda 5.50%, 8/9/2031 (c)	5,000,000	4,802,300
Republic of Serbia
6.50%, 9/26/2033 (c)	400,000	413,500
6.00%, 6/12/2034 (c)	800,000	801,928
6.00%, 6/12/2034 (k)	400,000	400,964
Republic of South Africa
7.10%, 11/19/2036 (c)	2,800,000	2,987,404
6.30%, 6/22/2048	500,000	448,125
5.75%, 9/30/2049	900,000	745,650
7.30%, 4/20/2052	200,000	198,400
7.95%, 11/19/2054 (c)	3,542,000	3,747,436
7.95%, 11/19/2054 (k)	1,000,000	1,058,000
7.25%, 12/11/2055 (c)	8,555,000	8,345,402
Republic of Trinidad and Tobago
6.40%, 6/26/2034 (k)	500,000	506,180
6.20%, 7/16/2038 (c)	764,000	755,290
Republic of Turkiye (The) 7.63%, 5/15/2034	1,164,000	1,204,647
Republic of Zambia 5.75%, 6/30/2033 (c) (d)	859,296	843,923
Romania Government Bond 7.50%, 2/10/2037 (c)	3,400,000	3,612,500
State of Mongolia
4.45%, 7/7/2031 (k)	200,000	186,600
5.95%, 3/9/2032 (c)	2,000,000	1,985,020
Suriname Government International Bond
7.70%, 11/6/2030 (c)	3,151,000	3,240,804
8.50%, 11/6/2035 (c)	6,338,000	6,833,885
Total Foreign Government Securities (Cost $383,517,959)		392,652,647
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	155

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — 0.4% (j) (l)
Aerospace & Defense — 0.0% ^
BCPE Lightning Buyer, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.00%), 3.00%, 7/25/2033 (m)	293,023	293,756
TransDigm, Inc., 1st Lien Term Loan J (1-MONTH CME TERM SOFR + 2.50%), 6.19%, 2/28/2031	147,739	148,201
VSE Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.69%, 5/5/2033	354,400	356,219
		798,176
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.00%), 5.69%, 1/31/2031	626,288	627,421
Building Products — 0.1%
EMRLD Borrower LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.07%, 8/4/2031	2,098,921	2,104,168
MIWD Holdco II LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 6.44%, 3/28/2031	975,579	963,384
Quikrete Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.94%, 2/10/2032	1,530,625	1,532,064
		4,599,616
Chemicals — 0.0% ^
SCIH Salt Holdings, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 2.75%), 6.50%, 7/30/2031 (m)	1,225,000	1,219,132
Commercial Services & Supplies — 0.0% ^
Raven Acquisition Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 6.69%, 11/19/2031	394,562	393,710
Containers & Packaging — 0.0% ^
Clydesdale Acquisition Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 6.94%, 4/1/2032	927,968	913,956
Graham Packaging Co., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.94%, 1/26/2033	464,170	465,219
		1,379,175
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Diversified Consumer Services — 0.0% ^
Belron Finance 2019 LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 5.76%, 10/16/2031	284,750	285,106
Wand NewCo 3, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.19%, 1/30/2031	1,017,619	1,014,281
		1,299,387
Electronic Equipment, Instruments & Components — 0.0% ^
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.24%, 12/2/2031	690,384	693,353
Ground Transportation — 0.0% ^
GB AIT Buyer, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 8.07%, 4/29/2033	659,026	659,863
Genesee & Wyoming, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 1.75%), 5.48%, 4/10/2031	1,560,778	1,558,592
		2,218,455
Insurance — 0.0% ^
Asurion LLC, 1st Lien Term Loan B-13 (3-MONTH CME TERM SOFR + 4.25%), 8.07%, 9/19/2030	528,000	523,158
HUB International Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.98%, 6/20/2030	1,361,021	1,364,207
		1,887,365
IT Services — 0.1%
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.50%), 6.23%, 2/3/2031	2,507,499	2,501,231
MH Sub I LLC, 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 4.25%), 7.94%, 5/3/2028	442,745	437,379
(1-MONTH CME TERM SOFR + 4.25%), 7.94%, 12/31/2031	299,704	278,538
MIS Acquisition LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 8.25%, 4/22/2031	1,384,312	1,324,330
		4,541,478
SEE NOTES TO FINANCIAL STATEMENTS.

156	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Machinery — 0.0% ^
LSF12 Helix Parent LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.19%, 2/10/2033	460,785	460,130
Terex Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.44%, 10/8/2031	444,386	445,222
		905,352
Media — 0.0% ^
iHeartCommunications, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.78%), 9.58%, 5/1/2029	3,175,819	2,812,092
Passenger Airlines — 0.0% ^
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.98%, 4/20/2028	377,574	377,415
Jetblue Airways Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 8.43%, 8/27/2029	921,106	792,538
		1,169,953
Pharmaceuticals — 0.0% ^
1261229 BC Ltd., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.25%), 9.94%, 10/8/2030	1,183,050	1,175,869
Professional Services — 0.0% ^
First Advantage Holdings LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 6.48%, 10/31/2031	646,991	646,286
WEC US Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.71%, 1/27/2031	491,228	491,150
		1,137,436
Semiconductors & Semiconductor Equipment — 0.0% ^
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.35%), 6.86%, 2/1/2029	766,984	769,499
Software — 0.1%
AthenaHealth Group, Inc., 1st Lien Term Loan A (1-MONTH CME TERM SOFR + 3.25%), 6.94%, 2/16/2032	1,235,981	1,234,658
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.44%, 11/25/2031	710,643	705,314
Dayforce Bidco LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.82%, 2/4/2033	1,110,092	1,070,228
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Software — continued
Icon Parent I, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 6.45%, 11/13/2031	1,605,991	1,537,448
Rocket Software, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.44%, 11/28/2028	587,076	581,153
UKG, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.07%, 2/10/2031	1,630,281	1,583,785
		6,712,586
Specialty Retail — 0.1%
Petco Health & Wellness Co., Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 7.98%, 1/31/2031	1,214,545	1,212,796
PetSmart LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 7.69%, 8/18/2032	1,624,825	1,633,972
White Cap Supply Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 6.94%, 10/19/2029	368,437	368,253
		3,215,021
Textiles, Apparel & Luxury Goods — 0.0% ^
Varsity Brands, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 6.48%, 8/26/2031	2,058,613	2,059,252
Trading Companies & Distributors — 0.0% ^
QXO Building Products, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 2.00%), 5.68%, 4/30/2032	143,556	143,399
Total Loan Assignments (Cost $40,033,985)		39,757,727
Municipal Bonds — 0.1% (n)
California — 0.0% ^
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (a) (c)	1,590,000	1,009,650
Nevada — 0.0% ^
State of Nevada Department of Business and Industry, Brightline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (a) (c)	2,165,000	1,374,775
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	157

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — 0.1%
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project
Series 2024, Rev., 5.46%, 12/15/2031	5,566,000	5,568,866
Series 2024, Rev., 6.03%, 12/15/2031	650,000	655,433
Total New York		6,224,299
Total Municipal Bonds (Cost $9,851,500)		8,608,724
	SHARES
Common Stocks — 0.0% ^
Containers & Packaging — 0.0% ^
Ardagh Holdings SA ‡ * (c)	48,665	317,963
Diversified Telecommunication Services — 0.0% ^
Altice France SA ‡ *	334	5,189
Wireless Telecommunication Services — 0.0% ^
Altice France SA ‡	1,131	22,744
Total Common Stocks (Cost $327,772)		345,896
Short-Term Investments — 2.5%
Investment Companies — 2.5%
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (o) (p) (Cost $270,235,082)	270,230,509	270,257,532
Total Investments — 103.7% (Cost $11,174,791,912)		11,084,774,511
Liabilities in Excess of Other Assets — (3.7)%		(397,914,218)
NET ASSETS — 100.0%		10,686,860,293

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
AMT	Alternative Minimum Tax
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2026.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2026.

(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2026.

(e)	Defaulted security.
(f)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
SEE NOTES TO FINANCIAL STATEMENTS.

158	August 31, 2026

(g)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2026 is $39,653,532 or 0.37% of the
Fund’s net assets as of August 31, 2026.

(h)	Security is an interest bearing note with preferred security characteristics.
(i)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of August 31, 2026.

(j)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2026.
(k)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	All or a portion of this security is unsettled as of August 31, 2026. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(n)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(o)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(p)	The rate shown is the current yield as of August 31, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	159

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
TBA Short Commitments

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
FNMA / FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 9/25/2056 (a)	(17,000,000)	(13,864,319)
TBA, 3.00%, 9/25/2056 (a)	(56,900,000)	(48,482,299)
TBA, 3.50%, 9/25/2056 (a)	(42,451,021)	(37,633,825)
TBA, 4.50%, 9/25/2056 (a)	(32,400,000)	(30,402,183)
TBA, 5.00%, 9/25/2056 (a)	(481,140,000)	(464,084,323)
TBA, 5.50%, 9/25/2056 (a)	(556,030,000)	(550,310,008)
TBA, 6.00%, 9/25/2056 (a)	(66,300,000)	(67,020,526)
TBA, 6.50%, 9/25/2056 (a)	(4,050,000)	(4,173,114)
TBA, 4.00%, 10/25/2056 (a)	(41,593,000)	(37,916,244)
GNMA II, Single Family, 30 Year
TBA, 3.00%, 9/15/2056 (a)	(82,850,000)	(71,991,389)
TBA, 4.00%, 9/15/2056 (a)	(271,350,000)	(244,949,034)
SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
TBA, 4.50%, 9/15/2056 (a)	(423,210,000)	(396,102,689)
(Proceeds received of $1,975,226,897)		(1,966,929,953)

Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
Futures contracts outstanding as of August 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	11,109	12/21/2026	USD	1,196,994,750	(6,681,124)
U.S. Treasury 2 Year Note	117	12/31/2026	USD	24,016,992	(64,063)
U.S. Treasury 5 Year Note	5,862	12/31/2026	USD	619,906,500	(2,896,139)
					(9,641,326)
Short Contracts
U.S. Treasury 10 Year Ultra Note	(3,176)	12/21/2026	USD	(347,821,625)	1,558,044
U.S. Treasury Long Bond	(2,191)	12/21/2026	USD	(238,271,250)	1,481,110
U.S. Treasury Ultra Bond	(145)	12/21/2026	USD	(15,977,188)	87,993
U.S. Treasury 2 Year Note	(3,342)	12/31/2026	USD	(686,023,830)	1,822,741
U.S. Treasury 5 Year Note	(656)	12/31/2026	USD	(69,372,000)	304,133
					5,254,021
					(4,387,305)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

160	August 31, 2026

Forward foreign currency exchange contracts outstanding as of August 31, 2026:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
AUD	49,940,468	USD	35,109,098	Citibank, NA	9/15/2026	671,287
BRL	66,100,946	USD	12,717,712	Goldman Sachs International**	9/15/2026	4,863
EUR	22,313,064	USD	25,850,801	BNP Paribas	9/15/2026	80,176
EUR	77,589,468	USD	89,527,609	State Street Corp.	9/15/2026	642,465
GBP	7,503,966	USD	10,093,187	Standard Chartered Bank	9/15/2026	74,747
NZD	81,492,732	USD	47,873,027	BNP Paribas	9/15/2026	358,095
USD	13,171,698	JPY	2,079,871,694	Goldman Sachs International	9/15/2026	138,866
ZAR	350,801,566	USD	21,412,726	Morgan Stanley	9/15/2026	349,865
Total unrealized appreciation						2,320,364
AUD	37,043,644	USD	26,603,564	Barclays Bank plc	9/15/2026	(63,247)
AUD	37,141,658	USD	26,684,684	Citibank, NA	9/15/2026	(74,144)
BRL	181,031,560	USD	35,201,931	Goldman Sachs International**	9/15/2026	(358,441)
CHF	21,050,282	CAD	36,212,736	Goldman Sachs International	9/15/2026	(65,053)
CLP	9,509,679,144	USD	10,446,131	BNP Paribas**	9/15/2026	(256,643)
CNY	160,869,466	USD	23,932,045	Citibank, NA**	9/15/2026	(166,301)
EUR	22,748,449	USD	26,551,271	State Street Corp.	9/15/2026	(114,315)
GBP	28,762,016	EUR	33,573,635	BNP Paribas	9/15/2026	(44,610)
JPY	1,996,107,042	AUD	18,303,841	Citibank, NA	9/15/2026	(606,036)
JPY	3,612,122,305	USD	22,855,831	Barclays Bank plc	9/15/2026	(221,655)
USD	12,909,849	BRL	67,796,070	Goldman Sachs International**	9/15/2026	(138,990)
USD	77,268,961	CHF	62,497,592	BNP Paribas	9/15/2026	(156,699)
USD	25,790,616	EUR	22,315,318	Goldman Sachs International	9/15/2026	(142,979)
Total unrealized depreciation						(2,409,113)
Net unrealized depreciation						(88,749)

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	United States Dollar
ZAR	South African Rand

**	Non-deliverable forward.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	161

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
Over-the-Counter ("OTC") Credit default swap contracts outstanding — buy protection (*) as of August 31, 2026:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.34	USD2,200,000	6,625	(36,494)	(29,869)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.34	USD5,000,000	3,159	(71,043)	(67,884)
							9,784	(107,537)	(97,753)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of August 31, 2026:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.46-V3	5.00	Quarterly	6/20/2031	3.01	USD 7,010,000	(251,181)	(357,043)	(608,224)
CDX.NA.HY.46-V3	5.00	Quarterly	6/20/2031	3.01	USD 14,019,000	(533,109)	(683,252)	(1,216,361)
CDX.NA.HY.46-V3	5.00	Quarterly	6/20/2031	3.01	USD 14,020,000	(525,547)	(690,900)	(1,216,447)
CDX.NA.HY.46-V3	5.00	Quarterly	6/20/2031	3.01	USD 14,249,000	(504,872)	(731,445)	(1,236,317)
CDX.NA.HY.46-V3	5.00	Quarterly	6/20/2031	3.01	USD 45,909,000	(2,216,372)	(1,766,929)	(3,983,301)
						(4,031,081)	(4,229,569)	(8,260,650)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

SEE NOTES TO FINANCIAL STATEMENTS.

162	August 31, 2026

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Centrally Cleared interest rate swap contracts outstanding as of August 31, 2026:

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
1 day SOFR annually	4.09 annually	Receive	2/28/2031	USD282,900,000	8,889	1,545,159	1,554,048
1 day SOFR annually	4.16 annually	Receive	7/29/2033	USD187,000,000	(6,206)	1,323,629	1,317,423
					2,683	2,868,788	2,871,471

Abbreviations
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Value of floating rate index at August 31, 2026 was as follows:
Summary of total OTC swap contracts outstanding as of August 31, 2026:

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Liabilities
OTC Credit default swap contracts outstanding - buy protection	9,784	(97,753)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	163

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 57.7%
Angola — 0.0% ^
Azule Energy Finance plc 8.25%, 1/22/2031 (a)	920,000	935,980
Australia — 0.8%
Amcor UK Finance plc 3.75%, 2/20/2033	EUR1,200,000	1,353,334
Commonwealth Bank of Australia 2.69%, 3/11/2031 (b) (c)	1,250,000	1,117,650
Glencore Capital Finance DAC 3.75%, 2/4/2032 (a)	EUR4,900,000	5,614,916
Glencore Funding LLC
5.40%, 5/8/2028 (b)	450,000	453,733
6.38%, 10/6/2030 (b)	29,000	30,252
2.85%, 4/27/2031 (b)	450,000	405,674
2.63%, 9/23/2031 (b)	398,000	351,397
5.63%, 4/4/2034 (b)	3,764,000	3,780,062
5.67%, 4/1/2035 (b)	2,070,000	2,077,617
Santos Finance Ltd. 5.75%, 11/13/2035 (b)	2,268,000	2,236,018
		17,420,653
Austria — 0.2%
ams-OSRAM AG 7.25%, 5/31/2032 (b)	EUR857,000	1,023,797
Benteler International Austria GmbH
7.25%, 6/15/2031 (b)	EUR253,000	311,055
7.25%, 6/15/2031 (a)	EUR1,443,000	1,774,119
Constantia Flexibles GmbH 6.25%, 7/15/2032 (b)	EUR559,000	654,730
Lenzing AG (EURIBOR ICE Swap Rate 3 Year + 12.11%), 9.00%, 4/9/2028 (a) (d) (e) (f)	EUR400,000	476,932
		4,240,633
Belgium — 0.5%
Azelis Finance NV
4.75%, 9/25/2029 (a)	EUR1,255,000	1,482,267
4.13%, 3/10/2031 (b)	EUR720,000	826,733
4.13%, 3/10/2031 (a)	EUR1,000,000	1,148,240
KBC Group NV
(EURIBOR ICE Swap Rate 5 Year + 4.93%), 8.00%, 9/5/2028 (a) (c) (d) (e) (f)	EUR1,000,000	1,240,728
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Belgium — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (b) (f)	200,000	202,676
(EUR Swap Annual 5 Year + 2.25%), 4.75%, 4/17/2035 (a) (f)	EUR500,000	592,344
Shurgard Luxembourg SARL 4.00%, 5/27/2035 (a)	EUR3,100,000	3,453,868
Telenet Finance Luxembourg Notes SARL 3.50%, 3/1/2028 (a)	EUR800,000	920,717
		9,867,573
Brazil — 0.4%
Acu Petroleo Luxembourg SARL 7.50%, 1/13/2032 (a)	1,081,623	1,100,216
Braskem Netherlands Finance BV 7.25%, 2/13/2033 (a)	350,000	195,125
Guara Norte SARL
5.20%, 6/15/2034 (b)	929,386	894,273
5.20%, 6/15/2034 (a)	551,999	531,144
MV24 Capital BV
6.75%, 6/1/2034 (b)	675,460	683,215
6.75%, 6/1/2034 (a)	539,024	545,212
Suzano Austria GmbH
4.00%, 1/15/2031 (g)	48,000	44,825
7.00%, 3/16/2047 (a)	505,000	529,391
Vale Overseas Ltd.
6.13%, 6/12/2033	1,785,000	1,832,302
6.40%, 6/28/2054	515,000	506,915
Yinson Bergenia Production BV 8.50%, 1/31/2045 (b)	1,371,041	1,462,730
		8,325,348
Canada — 1.4%
Bank of Nova Scotia (The)
2.45%, 2/2/2032	1,420,000	1,241,039
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (c) (f)	570,000	541,070
Emera US Finance LP 2.64%, 6/15/2031	7,272,000	6,474,395
Enbridge, Inc.
5.55%, 6/20/2035	6,820,000	6,791,179
SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Canada — continued
Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.25%, 1/15/2084 (f)	1,253,000	1,320,502
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (f)	2,023,000	2,281,620
TransCanada PipeLines Ltd.
4.63%, 3/1/2034	11,355,000	10,784,136
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.25%), 6.13%, 10/17/2056 (f)	1,590,000	1,589,670
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.12%), 6.38%, 10/17/2056 (f)	264,000	263,371
		31,286,982
Chile — 0.0% ^
Chile Electricity Lux Mpc II Sarl 5.58%, 10/20/2035 (a)	293,251	292,683
China — 0.0% ^
CFAMC III Co. Ltd. 4.25%, 11/7/2027 (a)	200,000	197,978
Far East Horizon Ltd. 5.88%, 3/5/2028 (a)	585,000	585,731
		783,709
Colombia — 0.1%
AI Candelaria -spain- SA
5.75%, 6/15/2033 (a)	646,000	596,581
5.75%, 6/15/2033 (b)	250,000	230,875
Ecopetrol SA 8.88%, 1/13/2033	280,000	302,610
EnfraGen Energia Sur SA 5.38%, 12/30/2030 (a)	1,117,081	1,057,261
Grupo Nutresa SA 9.00%, 5/12/2035 (a)	507,000	561,198
		2,748,525
Czech Republic — 0.1%
CPI Property Group SA
4.00%, 1/22/2028 (a) (g)	GBP105,000	137,865
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Czech Republic — continued
1.75%, 1/14/2030 (a)	EUR342,000	345,337
4.75%, 7/22/2030 (a)	EUR2,000,000	2,200,138
		2,683,340
Denmark — 0.3%
Danske Bank A/S
(EURIBOR ICE Swap Rate 1 Year + 0.88%), 0.75%, 6/9/2029 (a) (f)	EUR700,000	776,193
(EURIBOR ICE Swap Rate 1 Year + 1.70%), 4.75%, 6/21/2030 (a) (f)	EUR1,800,000	2,154,108
Orsted A/S
(EURIBOR ICE Swap Rate 5 Year + 1.95%), 1.75%, 12/9/3019 (a) (f)	EUR100,000	112,986
(EUR Swap Annual 5 Year + 2.62%), 5.25%, 12/8/3022 (a) (f)	EUR2,800,000	3,299,201
		6,342,488
Finland — 0.2%
Mehilainen Yhtiot Oy 5.13%, 6/30/2032 (a)	EUR2,000,000	2,335,337
Stora Enso OYJ (EURIBOR ICE Swap Rate 5 Year + 2.84%), 5.63%, 3/17/2029 (a) (d) (e) (f)	EUR1,404,000	1,659,853
		3,995,190
France — 7.5%
Air France-KLM (EURIBOR ICE Swap Rate 5 Year + 3.58%), 5.75%, 5/21/2030 (a) (d) (e) (f)	EUR400,000	465,305
Airbus SE
1.63%, 6/9/2030 (a)	EUR1,100,000	1,196,413
1.38%, 5/13/2031 (a)	EUR300,000	316,096
Alstom SA (EURIBOR ICE Swap Rate 5 Year + 2.93%), 5.87%, 5/29/2029 (a) (d) (e) (f)	EUR2,800,000	3,341,717
Altice France SA
7.25%, 11/1/2029 (b)	EUR1,753,050	2,019,905
7.25%, 11/1/2029 (a)	EUR433,887	499,935
4.75%, 10/15/2030 (b)	EUR2,194,453	2,433,625
4.75%, 10/15/2030 (a)	EUR39,589	43,904
5.50%, 10/15/2031 (b)	EUR228,659	250,744
5.50%, 10/15/2031 (a)	EUR598,974	656,827
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	165

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
France — continued
Atos Group
(EURIBOR 3 Month + 5.25%), 7.66%, 5/21/2031 (a) (f)	EUR200,000	222,439
8.13%, 5/21/2031 (a)	EUR1,000,000	1,121,219
Autoroutes du Sud de la France SA 3.25%, 1/19/2033 (a)	EUR600,000	669,008
AXA SA
(EURIBOR ICE Swap Rate 5 Year + 3.60%), 5.75%, 6/2/2030 (a) (c) (d) (e) (f)	EUR297,000	351,492
(EURIBOR 3 Month + 3.60%), 4.25%, 3/10/2043 (a) (f)	EUR1,500,000	1,725,233
(EURIBOR 3 Month + 3.75%), 3.38%, 7/6/2047 (a) (f)	EUR600,000	695,592
Banijay Entertainment SAS 7.00%, 5/1/2029 (a)	EUR1,583,000	1,876,070
Banijay Gaming SAS 5.13%, 12/10/2031 (a)	EUR500,000	586,712
Bertrand Franchise Finance SAS 6.50%, 7/18/2030 (a)	EUR425,000	494,089
BNP Paribas SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.35%), 8.50%, 8/14/2028 (b) (c) (d) (e) (f)	1,000,000	1,047,744
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (b) (c) (d) (e) (f)	1,020,000	1,063,360
(EURIBOR ICE Swap Rate 5 Year + 4.63%), 7.38%, 6/11/2030 (a) (c) (d) (e) (f)	EUR400,000	501,790
(EURIBOR 3 Month + 0.95%), 4.13%, 9/26/2032 (a) (f)	EUR500,000	588,753
BPCE SA
(EURIBOR 3 Month + 1.00%), 0.50%, 9/15/2027 (a) (f)	EUR400,000	464,257
4.38%, 7/13/2028 (a)	EUR900,000	1,062,373
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (f)	7,286,000	6,382,586
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

France — continued
(SOFR + 1.22%), 5.18%, 6/2/2032 (b) (f)	2,352,000	2,314,571
(SOFR + 1.73%), 3.12%, 10/19/2032 (b) (f)	250,000	219,870
(SOFR + 2.04%), 6.29%, 1/14/2036 (b) (f)	3,182,000	3,231,511
(SOFR + 1.63%), 5.77%, 6/2/2037 (b) (f)	3,256,000	3,162,192
CAB SELAS 7.75%, 8/9/2031 (a)	EUR1,500,000	1,777,485
Cerba Healthcare SACA 3.50%, 5/31/2028 (a)	EUR419,000	332,390
Chrome Holdco SAS 5.00%, 5/31/2029 (a)	EUR175,000	4,682
Cie de Saint-Gobain SA 3.50%, 4/4/2033 (a)	EUR1,700,000	1,922,712
Credit Agricole SA
(U.K. Government Bonds 1 Year Note Generic Bid Yield + 2.60%), 5.75%, 11/29/2027 (a) (f)	GBP500,000	679,085
(EURIBOR ICE Swap Rate 5 Year + 4.21%), 6.50%, 9/23/2029 (a) (c) (d) (e) (f)	EUR300,000	362,320
(SOFR + 1.86%), 6.32%, 10/3/2029 (b) (f)	1,545,000	1,584,810
Electricite de France SA
(EUR Swap Annual 5 Year + 2.86%), 2.63%, 12/1/2027 (a) (d) (e) (f)	EUR1,200,000	1,365,127
(EUR Swap Annual 5 Year + 4.86%), 7.50%, 9/6/2028 (a) (d) (e) (f)	EUR2,600,000	3,205,385
(EUR Swap Annual 5 Year + 3.97%), 3.38%, 6/15/2030 (a) (d) (e) (f)	EUR6,200,000	6,832,304
6.25%, 5/23/2033 (b)	4,250,000	4,476,669
5.25%, 4/22/2036 (b)	2,830,000	2,713,911
Elis SA 1.63%, 4/3/2028 (a)	EUR1,200,000	1,357,087
Engie SA 1.25%, 10/24/2041 (a)	EUR200,000	145,740
Eramet SA 6.50%, 11/30/2029 (a)	EUR400,000	464,071
Eutelsat Communications SACA
5.75%, 3/15/2031 (b)	EUR840,000	985,248
6.25%, 3/15/2033 (b)	EUR163,000	192,254
6.25%, 3/15/2033 (a)	EUR400,000	471,352
SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
France — continued
Eutelsat SA 1.50%, 10/13/2028 (a)	EUR1,200,000	1,340,477
Fnac Darty SA 4.75%, 4/1/2032 (a)	EUR600,000	708,343
Forvia SE
2.38%, 6/15/2027 (a)	EUR117,000	134,698
3.75%, 6/15/2028 (a)	EUR1,714,286	1,989,466
2.38%, 6/15/2029 (a)	EUR100,000	112,012
5.13%, 6/15/2029 (a)	EUR120,000	141,796
5.63%, 6/15/2030 (b)	EUR234,000	279,603
5.63%, 6/15/2030 (a)	EUR1,500,000	1,792,327
5.38%, 3/15/2031 (b)	EUR1,005,000	1,191,126
5.38%, 3/15/2031 (a)	EUR800,000	948,159
5.50%, 6/15/2031 (a)	EUR2,000,000	2,372,335
Holcim Sterling Finance Netherlands BV 2.25%, 4/4/2034 (a)	GBP300,000	319,616
Iliad Holding SAS
5.63%, 10/15/2028 (a)	EUR450,000	523,406
5.38%, 4/15/2030 (a)	EUR997,000	1,182,091
6.88%, 4/15/2031 (a)	EUR1,400,000	1,701,802
iliad SA
1.88%, 2/11/2028 (a)	EUR1,000,000	1,135,983
5.38%, 2/15/2029 (a)	EUR1,200,000	1,445,792
5.63%, 2/15/2030 (a)	EUR3,800,000	4,627,581
Kapla Holding SAS (EURIBOR 3 Month + 3.00%), 5.20%, 4/30/2033 (a) (f)	EUR632,000	736,960
Loxam SAS 4.25%, 2/15/2030 (a)	EUR450,000	521,901
New Immo Holding SA
3.25%, 7/23/2027 (a)	EUR600,000	692,903
5.88%, 4/17/2028 (a)	EUR2,700,000	3,187,775
4.88%, 12/8/2028 (a)	EUR500,000	580,952
Paprec Holding SA
3.50%, 7/1/2028 (a)	EUR1,073,000	1,242,900
4.13%, 7/15/2030 (b)	EUR648,000	747,334
4.13%, 7/15/2030 (a)	EUR759,000	875,349
4.50%, 7/15/2032 (b)	EUR482,000	551,584
4.50%, 7/15/2032 (a)	EUR1,700,000	1,945,421
Picard Groupe SAS 6.38%, 7/1/2029 (a)	EUR1,315,000	1,568,667
RCI Banque SA (EURIBOR ICE Swap Rate 5 Year + 2.75%), 5.50%, 10/9/2034 (a) (f)	EUR3,400,000	4,048,877
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

France — continued
Renault SA
2.00%, 9/28/2026 (a)	EUR900,000	1,044,571
2.50%, 6/2/2027 (a)	EUR1,300,000	1,502,079
1.13%, 10/4/2027 (a)	EUR2,200,000	2,496,569
Rexel SA
2.13%, 6/15/2028 (a)	EUR1,000,000	1,136,221
2.13%, 12/15/2028 (a)	EUR100,000	112,703
4.00%, 9/15/2030 (a)	EUR700,000	816,071
5.25%, 9/15/2030 (a)	EUR2,000,000	2,379,947
SNF Group SACA 4.50%, 3/15/2032 (a)	EUR1,300,000	1,526,107
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.39%), 9.38%, 11/22/2027 (b) (c) (d) (e) (f)	372,000	388,114
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.45%), 10.00%, 11/14/2028 (b) (c) (d) (e) (f)	440,000	475,913
(EUR Swap Annual 5 Year + 5.23%), 7.88%, 1/18/2029 (a) (c) (d) (e) (f)	EUR1,100,000	1,357,408
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.13%, 11/21/2029 (b) (c) (d) (e) (f)	1,050,000	1,091,222
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (b) (c) (d) (e) (f)	525,000	497,480
(EURIBOR 3 Month + 1.90%), 4.88%, 11/21/2031 (a) (f)	EUR2,000,000	2,400,118
(EURIBOR ICE Swap Rate 5 Year + 3.78%), 6.13%, 3/17/2032 (a) (c) (d) (e) (f)	EUR300,000	351,022
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (b) (f)	3,277,000	3,343,933
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	167

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
France — continued
(EURIBOR 3 Month + 1.40%), 3.75%, 9/2/2033 (a) (f)	EUR10,400,000	11,736,781
TotalEnergies Capital International SA 3.13%, 5/29/2050	1,240,000	797,915
TotalEnergies Capital SA 5.28%, 9/10/2054	4,208,000	3,801,832
TotalEnergies SE (EURIBOR ICE Swap Rate 5 Year + 1.35%), 3.79%, 2/26/2031 (a) (d) (e) (f)	EUR2,650,000	2,993,852
Valeo SE
1.00%, 8/3/2028 (a)	EUR100,000	110,767
5.88%, 4/12/2029 (a)	EUR100,000	122,007
4.50%, 4/11/2030 (a)	EUR3,100,000	3,643,314
5.13%, 5/20/2031 (a)	EUR2,200,000	2,633,089
Veolia Environnement SA
(EURIBOR ICE Swap Rate 5 Year + 2.15%), 1.63%, 9/12/2027 (a) (d) (e) (f)	EUR1,100,000	1,275,887
(EUR Swap Annual 5 Year + 2.82%), 5.99%, 11/22/2028 (a) (d) (e) (f)	EUR1,000,000	1,205,944
(EUR Swap Annual 5 Year + 2.84%), 2.50%, 1/20/2029 (a) (d) (e) (f)	EUR700,000	778,427
(EURIBOR ICE Swap Rate 5 Year + 2.05%), 4.37%, 5/20/2030 (a) (d) (e) (f)	EUR3,500,000	4,052,233
(EURIBOR ICE Swap Rate 5 Year + 1.84%), 4.32%, 10/24/2032 (a) (d) (e) (f)	EUR1,800,000	2,028,165
Verallia SA 4.38%, 11/14/2033 (a)	EUR1,000,000	1,115,246
Vinci SA 1.75%, 9/26/2030 (a)	EUR100,000	108,240
Viridien
8.50%, 10/15/2030 (b)	EUR349,025	425,840
8.50%, 10/15/2030 (a)	EUR1,537,158	1,875,459
		166,149,676
Germany — 6.1%
Allianz SE (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (b) (f)	400,000	391,290
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Germany — continued
Aroundtown Finance SARL (EURIBOR ICE Swap Rate 5 Year + 2.35%), 5.00%, 4/16/2029 (d) (e) (f)	EUR3,403,000	3,874,983
Bayer AG
(EUR Swap Annual 5 Year + 3.11%), 3.13%, 11/12/2079 (a) (f)	EUR200,000	230,046
Series NC5, (EUR Swap Annual 5 Year + 3.43%), 6.63%, 9/25/2083 (a) (f)	EUR3,600,000	4,370,685
(EUR Swap Annual 5 Year + 3.90%), 7.00%, 9/25/2083 (a) (f)	EUR3,100,000	3,925,512
Cheplapharm Arzneimittel GmbH
7.50%, 5/15/2030 (a)	EUR2,439,000	2,915,290
7.13%, 6/15/2031 (b)	EUR685,000	804,721
7.13%, 6/15/2031 (a)	EUR500,000	587,388
Cidron Atrium SE
5.63%, 2/15/2033 (b)	EUR448,000	506,964
5.63%, 2/15/2033 (a)	EUR500,000	565,808
(EURIBOR 3 Month + 3.63%), 6.14%, 2/15/2033 (a) (f)	EUR484,000	559,938
Commerzbank AG
(EURIBOR ICE Swap Rate 5 Year + 5.13%), 7.88%, 10/9/2031 (a) (c) (d) (e) (f)	EUR2,600,000	3,387,719
Series 1061, (EURIBOR 3 Month + 1.38%), 3.63%, 1/14/2032 (a) (f)	EUR6,500,000	7,468,297
(EURIBOR 3 Month + 1.25%), 4.00%, 7/16/2032 (a) (f)	EUR3,900,000	4,537,054
(EURIBOR ICE Swap Rate 5 Year + 4.24%), 6.63%, 10/9/2032 (a) (c) (d) (e) (f)	EUR1,600,000	1,970,007
(EURIBOR 3 Month + 0.97%), 3.75%, 6/3/2033 (a) (f)	EUR4,000,000	4,561,685
(EURIBOR ICE Swap Rate 5 Year + 1.83%), 4.13%, 6/30/2037 (a) (f)	EUR900,000	1,030,256
CT Investment GmbH
6.38%, 4/15/2030 (b)	EUR197,000	234,967
6.38%, 4/15/2030 (a)	EUR1,850,000	2,206,539
SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Germany — continued
CTEC II GmbH 5.25%, 2/15/2030 (a)	EUR1,770,000	1,997,825
Deutsche Bahn AG Series CB, (EUR Swap Annual 5 Year + 1.89%), 1.60%, 7/18/2029 (a) (d) (e) (f)	EUR300,000	320,997
Deutsche Bank AG
(EURIBOR 3 Month + 2.05%), 1.75%, 11/19/2030 (a) (f)	EUR1,900,000	2,070,515
(SOFR + 1.14%), 4.73%, 2/6/2032 (f)	1,035,000	1,005,324
(EURIBOR 3 Month + 1.50%), 1.38%, 2/17/2032 (a) (f)	EUR3,000,000	3,126,352
(SOFR + 2.26%), 3.74%, 1/7/2033 (f)	450,000	408,013
Fressnapf Holding SE 5.25%, 10/31/2031 (a)	EUR2,300,000	2,715,717
Heidelberg Materials Finance Luxembourg SA 4.88%, 11/21/2033 (a)	EUR7,450,000	9,041,105
IHO Verwaltungs GmbH
6.75% (Cash), 11/15/2029 (a) (h)	EUR430,000	519,183
5.63% (Cash), 5/15/2031 (b) (h)	EUR889,946	1,075,920
5.63% (Cash), 5/15/2031 (a) (h)	EUR200,000	241,795
7.00% (Cash), 11/15/2031 (a) (h)	EUR2,923,000	3,624,430
LANXESS AG
1.75%, 3/22/2028 (a)	EUR300,000	338,248
4.38%, 6/24/2031 (a)	EUR2,000,000	2,254,743
Nidda Healthcare Holding GmbH
7.00%, 2/21/2030 (a)	EUR1,800,000	2,143,612
5.38%, 10/23/2030 (b)	EUR832,000	971,032
5.38%, 10/23/2030 (a)	EUR350,000	408,487
(EURIBOR 3 Month + 3.25%), 5.76%, 10/15/2032 (a) (f)	EUR643,000	746,789
Phoenix PIB Dutch Finance BV 4.88%, 7/10/2029 (a)	EUR2,200,000	2,632,346
Progroup AG
5.13%, 4/15/2029 (a)	EUR1,400,000	1,651,077
5.38%, 4/15/2031 (a)	EUR600,000	710,657
Schaeffler AG
4.25%, 4/1/2028 (a)	EUR200,000	233,967
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Germany — continued
3.38%, 10/12/2028 (a)	EUR2,000,000	2,309,866
4.13%, 5/13/2029 (a)	EUR200,000	232,619
4.75%, 8/14/2029 (a)	EUR2,500,000	2,963,095
5.38%, 4/1/2031 (a)	EUR3,800,000	4,578,069
5.00%, 5/13/2033 (a)	EUR200,000	232,918
Techem Verwaltungsgesellschaft 675 mbH
5.38%, 7/15/2029 (a)	EUR2,296,000	2,724,197
4.63%, 7/15/2032 (a)	EUR1,700,000	1,967,749
TK Elevator Midco GmbH 4.38%, 7/15/2027 (a)	EUR208,000	241,418
TUI Cruises GmbH
6.25%, 4/15/2029 (b)	EUR124,000	148,569
6.25%, 4/15/2029 (a)	EUR1,625,000	1,946,971
5.00%, 5/15/2030 (a)	EUR700,000	821,539
Volkswagen Financial Services NV 5.25%, 7/14/2031 (a)	GBP1,300,000	1,738,221
Volkswagen Group of America Finance LLC 5.80%, 3/27/2035 (b)	2,200,000	2,182,326
Volkswagen International Finance NV
(EUR Swap Annual 10 Year + 3.98%), 4.63%, 6/27/2028 (a) (d) (e) (f)	EUR300,000	349,702
3.25%, 11/18/2030 (a)	EUR600,000	679,988
Volkswagen Leasing GmbH 4.00%, 4/11/2031 (a)	EUR5,050,000	5,885,311
Vonovia SE
0.75%, 9/1/2032 (a)	EUR4,500,000	4,296,038
4.25%, 4/10/2034 (a)	EUR2,700,000	3,105,956
Wintershall Dea Finance 2 BV
Series NC8, (EUR Swap Annual 5 Year + 3.32%), 3.00%, 7/20/2028 (a) (d) (e) (f)	EUR700,000	792,415
(EURIBOR ICE Swap Rate 5 Year + 3.94%), 6.12%, 5/8/2030 (a) (d) (e) (f)	EUR2,600,000	3,131,444
ZF Europe Finance BV
2.50%, 10/23/2027 (a)	EUR1,500,000	1,719,050
4.75%, 1/31/2029 (a)	EUR300,000	351,157
6.13%, 3/13/2029 (a)	EUR1,200,000	1,444,191
7.00%, 6/12/2030 (a)	EUR2,100,000	2,591,986
5.50%, 2/17/2032 (a)	EUR2,400,000	2,787,221
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	169

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Germany — continued
ZF Finance GmbH
2.25%, 5/3/2028 (a)	EUR1,500,000	1,701,804
3.75%, 9/21/2028 (a)	EUR1,400,000	1,616,991
		134,908,094
Greece — 0.6%
Alpha Bank SA
(EURIBOR ICE Swap Rate 5 Year + 3.27%), 6.00%, 9/13/2034 (a) (f)	EUR2,200,000	2,666,836
(EURIBOR ICE Swap Rate 5 Year + 1.93%), 4.31%, 7/23/2036 (a) (f)	EUR400,000	457,114
Eurobank SA
(EUR Swap Annual 5 Year + 3.71%), 6.25%, 4/25/2034 (a) (f)	EUR1,800,000	2,188,935
(EURIBOR ICE Swap Rate 5 Year + 2.00%), 4.25%, 4/30/2035 (a) (f)	EUR600,000	689,613
Intralot Capital Luxembourg SA
6.75%, 10/15/2031 (b)	EUR445,000	520,899
6.75%, 10/15/2031 (a)	EUR600,000	702,335
(EURIBOR 3 Month + 4.50%), 7.06%, 10/15/2031 (a) (f)	EUR332,000	383,823
National Bank of Greece SA (EURIBOR ICE Swap Rate 5 Year + 3.15%), 5.88%, 6/28/2035 (a) (f)	EUR2,350,000	2,874,047
Piraeus Bank SA
(EUR Swap Annual 5 Year + 4.77%), 7.25%, 4/17/2034 (a) (f)	EUR1,400,000	1,741,542
(EURIBOR ICE Swap Rate 5 Year + 3.15%), 5.38%, 9/18/2035 (a) (f)	EUR1,200,000	1,436,004
		13,661,148
Hungary — 0.1%
OTP Bank Nyrt. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.86%), 7.30%, 7/30/2035 (a) (f)	983,000	1,023,568
India — 0.1%
Greenko Power II Ltd. 4.30%, 12/13/2028 (b)	1,302,262	1,251,640
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

India — continued
Greenko Wind Projects Mauritius Ltd. 7.25%, 9/27/2028 (a)	945,600	956,541
Muthoot Finance Ltd. 5.75%, 8/4/2030 (a)	960,000	939,245
		3,147,426
Indonesia — 0.1%
Indonesia Asahan Aluminium PT 5.45%, 5/15/2030 (b)	1,740,000	1,738,295
Medco Cypress Tree Pte. Ltd. 8.63%, 5/19/2030 (a)	890,000	925,600
Pertamina Persero PT 3.65%, 7/30/2029 (b)	400,000	383,500
		3,047,395
Ireland — 2.0%
AerCap Ireland Capital DAC
6.10%, 1/15/2027	635,000	638,284
4.13%, 2/28/2029	342,000	335,564
4.63%, 9/10/2029	150,000	148,308
3.30%, 1/30/2032	12,163,000	10,975,629
AIB Group plc
(EURIBOR ICE Swap Rate 5 Year + 4.39%), 7.13%, 10/30/2029 (a) (c) (d) (e) (f)	EUR1,650,000	2,043,261
(SOFRINDX + 1.91%), 5.87%, 3/28/2035 (b) (f)	3,500,000	3,566,031
(EURIBOR ICE Swap Rate 5 Year + 1.40%), 3.75%, 12/2/2036 (a) (f)	EUR400,000	451,210
Avolon Holdings Funding Ltd.
5.75%, 3/1/2029 (b)	3,030,000	3,069,087
5.75%, 11/15/2029 (b)	567,000	574,620
5.15%, 1/15/2030 (b)	1,840,000	1,828,684
5.38%, 5/30/2030 (b)	7,654,000	7,660,047
4.95%, 10/15/2032 (b)	8,585,000	8,257,293
eircom Finance DAC
5.75%, 12/15/2029 (a)	EUR1,885,000	2,237,284
5.00%, 4/30/2031 (a)	EUR2,300,000	2,696,477
SMBC Aviation Capital Finance DAC
5.20%, 7/23/2031 (b)	431,000	428,308
5.70%, 7/23/2036 (b)	200,000	197,572
		45,107,659
SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Italy — 6.0%
Agrifarma SpA 4.50%, 10/31/2028 (a)	EUR2,780,000	3,236,512
Banca Monte dei Paschi di Siena SpA
(EURIBOR 3 Month + 1.30%), 3.50%, 5/28/2031 (a) (f)	EUR1,100,000	1,264,565
(EURIBOR ICE Swap Rate 5 Year + 2.15%), 4.38%, 10/2/2035 (a) (f)	EUR1,200,000	1,398,855
Banco BPM SpA
(EURIBOR 3 Month + 1.47%), 3.88%, 9/9/2030 (a) (f)	EUR1,000,000	1,163,912
(EUR Swap Annual 5 Year + 2.45%), 5.00%, 6/18/2034 (a) (f)	EUR2,750,000	3,258,173
Conceria Pasubio SpA 9.50%, 7/31/2032 (b)	EUR1,776,000	2,050,057
Dolcetto Holdco SpA
5.63%, 7/14/2032 (b)	EUR545,000	636,863
5.63%, 7/14/2032 (a)	EUR2,100,000	2,453,968
(EURIBOR 3 Month + 3.63%), 6.03%, 7/14/2032 (a) (f)	EUR300,000	349,958
ENEL Finance International NV
3.50%, 4/6/2028 (b)	200,000	196,069
2.13%, 7/12/2028 (b) (g)	425,000	404,624
2.50%, 7/12/2031 (b) (g)	3,036,000	2,679,284
5.00%, 6/15/2032 (b)	6,000,000	5,896,170
Enel SpA
(EURIBOR ICE Swap Rate 5 Year + 3.49%), 6.38%, 4/16/2028 (a) (d) (e) (f)	EUR200,000	240,979
(EURIBOR ICE Swap Rate 5 Year + 2.13%), 4.75%, 2/27/2029 (a) (d) (e) (f)	EUR800,000	935,661
Series 9.5Y, (EUR Swap Annual 5 Year + 2.01%), 1.88%, 6/8/2030 (a) (d) (e) (f)	EUR500,000	526,227
(EUR Swap Annual 5 Year + 3.77%), 6.63%, 4/16/2031 (a) (d) (e) (f)	EUR1,300,000	1,634,876
Eni SpA
4.25%, 5/9/2029 (b)	250,000	246,331
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Italy — continued
Series NC9, (EUR Swap Annual 5 Year + 3.64%), 3.38%, 7/13/2029 (a) (d) (e) (f)	EUR800,000	910,026
(EURIBOR ICE Swap Rate 5 Year + 1.64%), 4.13%, 1/19/2032 (a) (d) (e) (f)	EUR2,000,000	2,267,714
5.75%, 5/19/2035 (b)	9,315,000	9,377,640
5.95%, 5/15/2054 (b)	860,000	820,977
Fibercop SpA
2.38%, 10/12/2027 (a)	EUR500,000	575,270
6.88%, 2/15/2028 (a)	EUR1,843,000	2,221,862
7.88%, 7/31/2028 (a)	EUR190,000	236,541
1.63%, 1/18/2029	EUR3,702,000	4,131,006
4.75%, 6/30/2030 (a)	EUR595,000	702,349
5.13%, 6/30/2032 (a)	EUR125,000	148,877
7.75%, 1/24/2033	EUR1,700,000	2,288,851
Gruppo San Donato SpA 6.50%, 10/31/2031 (a)	EUR1,740,000	1,980,819
Guala Closures SpA 3.25%, 6/15/2028 (a)	EUR1,684,000	1,939,303
Infrastrutture Wireless Italiane SpA
1.63%, 10/21/2028 (a)	EUR800,000	888,200
3.75%, 4/1/2030 (a)	EUR300,000	339,229
3.63%, 10/13/2032 (a)	EUR700,000	764,815
Intesa Sanpaolo SpA
(EUR Swap Annual 5 Year + 5.56%), 6.38%, 3/30/2028 (a) (c) (d) (e) (f)	EUR1,000,000	1,192,505
5.25%, 1/13/2030 (a)	EUR1,595,000	1,949,263
(EUR Swap Annual 5 Year + 4.27%), 4.13%, 2/27/2030 (a) (c) (d) (e) (f)	EUR300,000	340,258
5.13%, 8/29/2031 (a)	EUR400,000	492,677
(EURIBOR ICE Swap Rate 5 Year + 4.35%), 7.00%, 5/20/2032 (a) (c) (d) (e) (f)	EUR2,300,000	2,889,357
(EURIBOR 3 Month + 1.48%), 3.85%, 9/16/2032 (a) (f)	EUR8,700,000	10,062,109
6.63%, 6/20/2033 (b)	1,220,000	1,301,945
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	171

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Italy — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (b) (f)	3,180,000	2,675,783
Italmatch Chemicals SpA
6.25%, 2/5/2031 (a)	EUR500,000	586,395
(EURIBOR 3 Month + 4.13%), 6.42%, 2/5/2031 (a) (f)	EUR446,000	520,694
Lottomatica Group Spa
4.88%, 1/31/2031 (b)	EUR472,000	558,602
4.88%, 1/31/2031 (a)	EUR2,500,000	2,958,699
4.63%, 4/30/2032 (b)	EUR838,000	978,233
4.63%, 4/30/2032 (a)	EUR200,000	233,469
Lottomatica Group SpA 5.38%, 6/1/2030 (a)	EUR1,691,000	2,009,774
Mundys SpA
1.88%, 7/13/2027 (a)	EUR384,000	440,043
1.88%, 2/12/2028 (a)	EUR1,400,000	1,586,372
4.75%, 1/24/2029 (a)	EUR2,800,000	3,317,289
4.50%, 1/24/2030 (a)	EUR2,100,000	2,483,203
4.38%, 1/12/2032 (a)	EUR200,000	231,750
Neopharmed Gentili SpA (EURIBOR 3 Month + 3.25%), 5.54%, 6/29/2033 (a) (f)	EUR370,000	431,131
Pro-Gest SpA 3.25%, 12/15/2024 (a) (i)	EUR477,000	221,624
Rekeep SpA
9.00%, 9/15/2029 (b)	EUR261,000	238,313
9.00%, 9/15/2029 (a)	EUR850,000	776,115
Rossini SARL 6.75%, 12/31/2029 (a)	EUR2,532,000	3,044,755
TeamSystem SpA (EURIBOR 3 Month + 3.25%), 5.68%, 7/1/2032 (a) (f)	EUR125,000	144,155
Telecom Italia Finance SA 7.75%, 1/24/2033	EUR900,000	1,245,978
Telecom Italia SpA
6.88%, 2/15/2028 (a)	EUR1,296,000	1,564,072
7.88%, 7/31/2028 (a)	EUR2,350,000	2,921,990
1.63%, 1/18/2029 (a)	EUR3,198,000	3,575,791
UniCredit SpA
(EURIBOR 3 Month + 0.85%), 0.93%, 1/18/2028 (a) (f)	EUR600,000	691,633
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Italy — continued
(EURIBOR 3 Month + 1.90%), 4.80%, 1/17/2029 (a) (f)	EUR1,300,000	1,540,412
(EURIBOR ICE Swap Rate 5 Year + 4.21%), 6.50%, 12/3/2031 (a) (c) (d) (e) (f)	EUR2,850,000	3,520,080
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (b) (f)	410,000	373,356
(EURIBOR 3 Month + 1.40%), 3.80%, 1/16/2033 (a) (f)	EUR9,330,000	10,716,010
4.20%, 6/11/2034 (a)	EUR2,600,000	3,012,003
(EURIBOR ICE Swap Rate 5 Year + 1.30%), 4.23%, 5/19/2036 (a) (f)	EUR1,200,000	1,384,045
(EURIBOR ICE Swap Rate 5 Year + 1.80%), 4.18%, 6/24/2037 (a) (f)	EUR800,000	919,123
		131,295,569
Jamaica — 0.1%
Digicel International Finance Ltd. 8.63%, 8/1/2032 (b)	1,175,000	1,221,001
Japan — 0.7%
Mitsubishi UFJ Financial Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (f)	707,000	701,013
Nissan Motor Co. Ltd.
5.25%, 7/17/2029 (b)	EUR505,000	598,514
5.25%, 7/17/2029 (a)	EUR2,964,000	3,512,863
Rakuten Group, Inc. (EUR Swap Annual 5 Year + 4.74%), 4.25%, 4/22/2027 (a) (d) (e) (f)	EUR3,400,000	3,896,848
SoftBank Group Corp.
5.00%, 4/15/2028 (a)	EUR279,000	327,180
5.25%, 10/10/2029 (a)	EUR1,050,000	1,204,727
5.88%, 7/10/2031 (a)	EUR1,300,000	1,469,371
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/2028	1,110,000	1,113,324
1.00%, 7/9/2029	EUR363,000	392,820
5.30%, 7/5/2034	2,842,000	2,816,905
		16,033,565
SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Jersey — 0.2%
Deepocean Ltd.
6.00%, 4/8/2031 (b)	EUR613,000	731,557
6.00%, 4/8/2031 (a)	EUR1,800,000	2,148,128
Stonepeak Motion Holdco Ltd. 5.00%, 7/15/2033 (b)	EUR416,000	480,995
Waga Bondco Ltd.
8.50%, 6/15/2030 (b)	GBP220,000	244,844
8.50%, 6/15/2030 (a)	GBP1,400,000	1,558,096
		5,163,620
Kazakhstan — 0.2%
KazMunayGas National Co. JSC
5.38%, 4/24/2030 (a)	863,000	867,945
5.75%, 4/19/2047 (a)	1,620,000	1,471,381
6.38%, 10/24/2048 (a)	885,000	855,547
		3,194,873
Luxembourg — 2.0%
Altice Financing SA 3.00%, 1/15/2028 (a)	EUR2,450,000	1,701,533
Altice France Lux 3 10.00%, 1/15/2033 (b)	350,449	341,342
Essendi SA
6.38%, 10/15/2029 (a)	EUR1,220,000	1,467,008
5.50%, 11/15/2031 (a)	EUR2,500,000	2,942,243
Herens Midco SARL 5.25%, 5/15/2029 (a)	EUR513,000	388,700
INEOS Finance plc
6.63%, 5/15/2028 (a)	EUR160,000	187,372
6.38%, 4/15/2029 (a)	EUR3,247,000	3,711,725
5.63%, 8/15/2030 (a)	EUR1,000,000	1,085,242
7.25%, 3/31/2031 (a)	EUR1,000,000	1,097,766
7.88%, 11/15/2031 (b)	EUR705,000	783,871
Logicor Financing Sarl
0.88%, 1/14/2031 (a)	EUR1,000,000	1,010,049
3.75%, 7/14/2032 (a)	EUR1,000,000	1,119,281
Logicor Financing SARL 1.63%, 1/17/2030 (a)	EUR2,000,000	2,148,163
Maxam Prill SARL 6.00%, 7/15/2030 (a)	EUR2,500,000	2,971,525
Monitchem HoldCo 3 SA 8.00%, 7/15/2031 (b)	EUR1,372,000	1,539,538
NJJ Continental SA 4.50%, 1/30/2030 (a)	EUR800,000	938,527
PLT VII Finance Sarl (EURIBOR 3 Month + 2.75%), 5.07%, 6/15/2031 (a) (f)	EUR371,000	431,733
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Luxembourg — continued
PLT VII Finance SARL 6.00%, 6/15/2031 (a)	EUR3,127,000	3,696,713
SELP Finance SARL, REIT
0.88%, 5/27/2029 (a)	EUR1,400,000	1,510,091
3.75%, 1/16/2032 (a)	EUR8,600,000	9,819,773
SES SA
0.88%, 11/4/2027 (a)	EUR130,000	146,275
3.50%, 1/14/2029 (a)	EUR473,000	541,031
(EURIBOR ICE Swap Rate 5 Year + 3.23%), 5.50%, 9/12/2054 (a) (f)	EUR2,900,000	3,352,249
		42,931,750
Macau — 0.1%
Studio City Finance Ltd. 5.00%, 1/15/2029 (a)	990,000	950,043
Wynn Macau Ltd. 5.63%, 8/26/2028 (a)	593,000	589,300
		1,539,343
Malaysia — 0.1%
Petronas Capital Ltd. 3.40%, 4/28/2061 (b)	1,846,000	1,159,048
Mexico — 0.5%
Alpek SAB de CV 3.25%, 2/25/2031 (a)	675,000	593,578
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (b) (c) (f)	1,290,000	1,264,845
Esentia Energy Development SAB de CV 6.50%, 7/30/2038 (b)	617,000	596,750
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 1/31/2041 (b)	1,995,428	1,994,180
Orbia Advance Corp. SAB de CV 6.80%, 5/13/2030 (a)	556,000	559,080
Petroleos Mexicanos
10.00%, 2/7/2033	1,050,000	1,226,085
6.95%, 1/28/2060	4,449,000	3,648,180
Saavi Energia SARL 8.88%, 2/10/2035 (b)	1,185,000	1,301,782
		11,184,480
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	173

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Netherlands — 1.2%
BE Semiconductor Industries NV 4.50%, 7/15/2031 (a)	EUR390,000	463,584
Cooperatieve Rabobank UA
(EUR Swap Annual 5 Year + 4.68%), 4.38%, 6/29/2027 (a) (c) (d) (e) (f)	EUR400,000	466,478
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (b) (f)	890,000	885,061
Flora Food Management BV 6.88%, 7/2/2029 (a)	EUR1,242,000	1,400,996
ING Groep NV
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%, 11/16/2026 (c) (d) (e) (f)	495,000	495,723
(USD SOFR ICE Swap Rate 5 Year + 4.36%), 8.00%, 5/16/2030 (a) (c) (d) (e) (f)	400,000	423,004
Koninklijke KPN NV
(EUR Swap Annual 5 Year + 3.77%), 6.00%, 9/21/2027 (a) (d) (e) (f)	EUR150,000	178,325
(EURIBOR ICE Swap Rate 5 Year + 1.97%), 4.88%, 6/18/2029 (a) (d) (e) (f)	EUR2,100,000	2,476,881
Q-Park Holding I BV
5.13%, 3/1/2029 (a)	EUR1,293,000	1,532,808
5.13%, 2/15/2030 (a)	EUR1,600,000	1,886,140
4.25%, 9/1/2030 (a)	EUR1,600,000	1,862,802
(EURIBOR 3 Month + 2.00%), 4.23%, 9/1/2031 (a) (f)	EUR120,000	138,965
Sunrise FinCo. I BV 4.63%, 5/15/2032 (a)	EUR750,000	851,833
Trivium Packaging Finance BV
6.63%, 7/15/2030 (b)	EUR307,000	372,885
6.63%, 7/15/2030 (a)	EUR2,887,000	3,506,573
VZ Vendor Financing II BV 2.88%, 1/15/2029 (a)	EUR3,176,000	3,529,506
Wolters Kluwer NV 3.75%, 4/3/2031 (a)	EUR700,000	812,289
Ziggo Bond Co. BV
3.38%, 2/28/2030 (a)	EUR2,644,000	2,655,192
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Netherlands — continued
6.13%, 11/15/2032 (a)	EUR1,329,000	1,316,936
Ziggo BV 2.88%, 1/15/2030 (a)	EUR915,000	988,258
		26,244,239
New Zealand — 0.0% ^
ANZ New Zealand Int'l Ltd. 2.55%, 2/13/2030 (b)	490,000	454,176
Nigeria — 0.0% ^
IHS Holding Ltd. 8.25%, 11/29/2031 (a)	890,000	924,043
Norway — 0.1%
Aker BP ASA 5.25%, 10/30/2035 (b)	2,514,000	2,428,174
Panama — 0.1%
Generadora de Gatun SA 6.87%, 9/30/2044 (b)	1,472,000	1,485,690
Peru — 0.0% ^
Peru LNG Srl, 5.38%, 3/22/2030 (a)	834,834	815,006
Poland — 0.0% ^
ORLEN SA 6.00%, 1/30/2035 (a)	280,000	284,903
Portugal — 0.5%
EDP Finance BV 1.50%, 11/22/2027 (a)	EUR750,000	855,240
EDP SA
(EURIBOR ICE Swap Rate 5 Year + 2.40%), 4.63%, 9/16/2054 (a) (f)	EUR4,500,000	5,225,658
(EURIBOR ICE Swap Rate 5 Year + 2.24%), 4.50%, 5/27/2055 (a) (f)	EUR1,500,000	1,724,403
Series NC5., (EUR Swap Annual 5 Year + 1.89%), 1.50%, 3/14/2082 (a) (f)	EUR400,000	460,315
Series NC8, (EUR Swap Annual 5 Year + 2.08%), 1.88%, 3/14/2082 (a) (f)	EUR500,000	541,273
(EUR Swap Annual 5 Year + 3.18%), 5.94%, 4/23/2083 (a) (f)	EUR2,000,000	2,392,667
		11,199,556
Saudi Arabia — 0.1%
Gaci First Investment Co. 4.88%, 2/14/2035 (a)	2,770,000	2,641,444
SEE NOTES TO FINANCIAL STATEMENTS.

174	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Slovenia — 0.1%
United Group BV
6.75%, 2/15/2031 (a)	EUR1,000,000	1,198,792
(EURIBOR 3 Month + 3.25%), 5.76%, 1/31/2033 (a) (f)	EUR410,000	471,015
6.38%, 5/14/2033 (b)	EUR1,207,000	1,399,187
		3,068,994
South Africa — 0.8%
Anglo American Capital plc
5.50%, 5/2/2033 (b)	8,300,000	8,300,083
5.75%, 4/5/2034 (b)	9,090,000	9,198,228
		17,498,311
Spain — 4.1%
Abertis Infraestructuras Finance BV
(EURIBOR ICE Swap Rate 5 Year + 2.62%), 4.87%, 11/28/2029 (a) (d) (e) (f)	EUR2,700,000	3,155,592
(EURIBOR ICE Swap Rate 5 Year + 2.35%), 4.75%, 11/23/2030 (a) (d) (e) (f)	EUR2,300,000	2,660,881
Banco Bilbao Vizcaya Argentaria SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (c) (d) (e) (f)	1,200,000	1,296,743
Banco de Sabadell SA
(EUR Swap Annual 5 Year + 5.17%), 5.00%, 5/19/2027 (a) (c) (d) (e) (f)	EUR200,000	233,762
(EUR Swap Annual 5 Year + 6.83%), 9.38%, 7/18/2028 (a) (c) (d) (e) (f)	EUR1,800,000	2,279,714
(EURIBOR ICE Swap Rate 1 Year + 1.25%), 3.50%, 5/27/2031 (a) (f)	EUR1,200,000	1,382,197
(EURIBOR ICE Swap Rate 1 Year + 1.25%), 3.38%, 2/18/2033 (a) (f)	EUR1,300,000	1,464,937
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Spain — continued
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (f)	800,000	799,207
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (c) (d) (e) (f)	600,000	646,027
(EUR Swap Annual 5 Year + 4.43%), 7.00%, 11/20/2029 (a) (c) (d) (e) (f)	EUR1,800,000	2,225,753
4.88%, 10/18/2031 (a)	EUR500,000	607,342
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (c) (d) (e) (f)	600,000	698,288
5.13%, 11/6/2035	6,400,000	6,124,426
Bankinter SA
(EUR Swap Annual 1 Year + 1.20%), 4.38%, 5/3/2030 (a) (f)	EUR800,000	948,033
(EURIBOR ICE Swap Rate 1 Year + 1.10%), 3.50%, 9/10/2032 (a) (f)	EUR1,700,000	1,945,487
(EURIBOR ICE Swap Rate 1 Year + 1.20%), 3.63%, 2/4/2033 (a) (f)	EUR6,200,000	7,059,866
CaixaBank SA
(EURIBOR 3 Month + 1.65%), 5.00%, 7/19/2029 (a) (f)	EUR900,000	1,074,498
(EURIBOR ICE Swap Rate 5 Year + 5.30%), 7.50%, 1/16/2030 (a) (c) (d) (e) (f)	EUR1,200,000	1,510,638
(EURIBOR ICE Swap Rate 5 Year + 3.94%), 6.25%, 7/24/2032 (a) (c) (d) (e) (f)	EUR1,400,000	1,703,271
(EURIBOR 3 Month + 1.30%), 3.63%, 9/19/2032 (a) (f)	EUR10,800,000	12,425,366
(EUR Swap Annual 5 Year + 3.00%), 6.13%, 5/30/2034 (a) (f)	EUR200,000	243,497
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	175

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Spain — continued
(SOFR + 2.77%), 6.84%, 9/13/2034 (b) (f)	2,175,000	2,326,145
(SOFR + 1.79%), 5.58%, 7/3/2036 (b) (f)	3,000,000	2,956,890
(EURIBOR ICE Swap Rate 5 Year + 1.75%), 4.00%, 3/5/2037 (a) (f)	EUR2,100,000	2,402,838
Celsa Opco SA
(EURIBOR 3 Month + 5.50%), 7.90%, 12/15/2030 (a) (f)	EUR160,000	188,158
8.25%, 12/15/2030 (a)	EUR1,900,000	2,355,013
Cirsa Finance International Sarl
6.50%, 3/15/2029 (a)	EUR149,000	176,893
4.88%, 10/15/2031 (a)	EUR1,000,000	1,176,421
4.63%, 7/20/2032 (b)	EUR1,678,000	1,934,620
Cirsa Finance International SARL
6.50%, 3/15/2029 (a)	EUR1,100,000	1,305,920
4.88%, 10/15/2031 (b)	EUR1,155,000	1,358,766
eDreams ODIGEO SA
4.88%, 12/30/2030 (b)	EUR661,000	712,697
4.88%, 12/30/2030 (a)	EUR635,000	684,664
Grifols SA 3.88%, 10/15/2028 (a)	EUR2,316,000	2,668,487
Grupo Antolin Irausa SA
3.50%, 4/30/2028 (a)	EUR1,770,000	929,985
10.38%, 1/30/2030 (a)	EUR448,000	244,295
Molins Finance SA 5.50%, 6/15/2033 (a)	EUR1,200,000	1,425,150
Repsol Europe Finance Sarl (EURIBOR ICE Swap Rate 5 Year + 1.75%), 4.20%, 11/19/2031 (a) (d) (e) (f)	EUR800,000	908,599
Telefonica Emisiones SA 4.67%, 3/6/2038	150,000	133,033
Telefonica Europe BV
(EUR Swap Annual 8 Year + 3.07%), 2.88%, 6/24/2027 (a) (d) (e) (f)	EUR200,000	230,112
(EUR Swap Annual 6 Year + 2.87%), 2.88%, 2/24/2028 (a) (d) (e) (f)	EUR2,600,000	2,964,073
(EUR Swap Annual 8 Year + 2.62%), 2.38%, 2/12/2029 (a) (d) (e) (f)	EUR600,000	661,633
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Spain — continued
(EUR Swap Annual 7 Year + 3.35%), 6.14%, 2/3/2030 (a) (d) (e) (f)	EUR6,000,000	7,281,828
(EURIBOR ICE Swap Rate 8 Year + 3.62%), 6.75%, 6/7/2031 (a) (d) (e) (f)	EUR3,300,000	4,130,035
(EURIBOR ICE Swap Rate 8 Year + 3.12%), 5.75%, 1/15/2032 (a) (d) (e) (f)	EUR1,000,000	1,200,036
		90,841,816
Sweden — 0.7%
Asmodee Group AB
5.75%, 12/15/2029 (b)	EUR104,000	124,642
5.75%, 12/15/2029 (a)	EUR1,437,333	1,722,619
4.25%, 12/15/2031 (b)	EUR300,000	346,063
4.25%, 12/15/2031 (a)	EUR1,300,000	1,499,607
Assemblin Caverion Group AB 6.25%, 7/1/2030 (a)	EUR1,300,000	1,559,032
Heimstaden Bostad AB (EURIBOR ICE Swap Rate 5 Year + 4.19%), 6.25%, 12/4/2029 (a) (d) (e) (f)	EUR1,400,000	1,681,344
Samhallsbyggnadsbolaget I Norden Holding AB
2.25%, 7/12/2027 (a)	EUR750,000	840,680
0.75%, 11/14/2028 (a)	EUR135,000	139,214
1.13%, 9/26/2029 (a)	EUR1,450,000	1,427,625
Svenska Handelsbanken AB (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (a) (c) (d) (e) (f)	1,000,000	950,222
Verisure Holding AB
5.50%, 5/15/2030 (b)	EUR450,000	537,443
5.50%, 5/15/2030 (a)	EUR1,979,000	2,363,556
4.13%, 1/2/2032 (b)	EUR998,000	1,159,531
Volvo Car AB 2.50%, 10/7/2027 (a)	EUR740,000	849,658
		15,201,236
Switzerland — 1.4%
Dufry One BV
4.75%, 4/18/2031 (a)	EUR3,200,000	3,782,706
4.50%, 5/23/2032 (a)	EUR300,000	349,710
4.63%, 6/11/2033 (a)	EUR100,000	116,312
Holcim Finance Luxembourg SA
0.50%, 4/23/2031 (a)	EUR1,400,000	1,399,700
SEE NOTES TO FINANCIAL STATEMENTS.

176	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Switzerland — continued
0.63%, 1/19/2033 (a)	EUR500,000	471,071
Swiss Re Finance Luxembourg SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (f)	200,000	198,315
Tyco Electronics Group SA 3.25%, 1/31/2033	EUR3,600,000	4,008,528
UBS Group AG
4.28%, 1/9/2028 (b)	1,898,000	1,889,929
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (b) (c) (d) (e) (f)	355,000	379,751
(EURIBOR ICE Swap Rate 1 Year + 0.78%), 2.88%, 2/12/2030 (a) (f)	EUR1,200,000	1,370,983
(SOFR + 3.73%), 4.19%, 4/1/2031 (b) (f)	974,000	943,842
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.10%, 2/11/2032 (b) (f)	4,590,000	4,001,877
(EURIBOR ICE Swap Rate 1 Year + 1.60%), 4.75%, 3/17/2032 (a) (f)	EUR6,900,000	8,297,704
(SOFR + 1.73%), 3.09%, 5/14/2032 (b) (f)	561,000	509,210
0.63%, 1/18/2033 (a)	EUR1,200,000	1,132,231
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (b) (f)	430,000	377,117
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (b) (c) (d) (e) (f)	800,000	911,166
Zurich Insurance Co. Ltd. (EURIBOR 3 Month + 3.95%), 3.50%, 10/1/2046 (a) (f)	EUR700,000	813,218
		30,953,370
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Taiwan — 0.1%
TSMC Arizona Corp. 4.25%, 4/22/2032	380,000	366,909
TSMC Global Ltd. 2.25%, 4/23/2031 (b)	700,000	622,272
		989,181
Trinidad And Tobago — 0.1%
Trinidad Generation UnLtd 7.75%, 6/16/2033 (b)	1,091,000	1,146,117
Turkey — 0.0% ^
Turkcell Iletisim Hizmetleri A/S 7.45%, 1/24/2030 (a)	900,000	921,384
United Kingdom — 7.2%
888 Acquisitions Ltd.
(EURIBOR 3 Month + 5.50%), 7.93%, 7/15/2028 (a) (f)	EUR420,000	492,336
10.75%, 5/15/2030 (a)	GBP838,000	1,148,276
8.00%, 9/30/2031 (b)	EUR643,000	756,125
8.00%, 9/30/2031 (a)	EUR500,000	587,967
Allwyn Entertainment Financing UK plc
7.25%, 4/30/2030 (a)	EUR435,600	524,313
4.63%, 8/15/2031 (a)	EUR1,700,000	1,959,693
Amber Finco plc 6.63%, 7/15/2029 (a)	EUR3,132,000	3,759,088
AstraZeneca plc
0.38%, 6/3/2029 (a)	EUR900,000	964,296
4.00%, 9/18/2042	3,990,000	3,257,886
B&M European Value Retail plc 4.00%, 11/15/2028 (a)	GBP372,000	495,496
Barclays plc
(SOFR + 2.22%), 6.49%, 9/13/2029 (f)	5,240,000	5,384,316
(GBP SWAP OIS SONIA 1 Year + 2.55%), 7.09%, 11/6/2029 (a) (f)	GBP500,000	701,754
(SONIA + 2.06%), 5.85%, 3/21/2035 (a) (f)	GBP2,000,000	2,686,585
(EURIBOR ICE Swap Rate 1 Year + 1.55%), 4.35%, 5/8/2035 (a) (f)	EUR1,300,000	1,513,102
(EURIBOR ICE Swap Rate 5 Year + 2.10%), 4.97%, 5/31/2036 (a) (f)	EUR4,400,000	5,220,890
(SOFR + 1.51%), 5.21%, 2/24/2037 (f)	735,000	696,853
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	177

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United Kingdom — continued
BAT Capital Corp. 7.08%, 8/2/2043	2,505,000	2,697,227
BCP V Modular Services Finance II plc
4.75%, 11/30/2028 (a)	EUR1,235,000	1,346,252
6.50%, 7/10/2031 (b)	EUR1,261,000	1,203,395
6.50%, 7/10/2031 (a)	EUR400,000	381,727
Bellis Acquisition Co. plc
8.13%, 5/14/2030 (a)	GBP2,148,000	2,796,323
8.00%, 7/1/2031 (b)	EUR615,000	706,900
Boots Group Finco LP
5.38%, 8/31/2032 (b)	EUR816,000	965,914
5.38%, 8/31/2032 (a)	EUR1,340,000	1,586,181
Cadent Finance plc
0.63%, 3/19/2030 (a)	EUR800,000	835,143
3.75%, 4/16/2033 (a)	EUR1,500,000	1,707,453
Deuce Finco plc (EURIBOR 3 Month + 3.50%), 5.90%, 11/20/2032 (a) (f)	EUR533,000	621,702
EC Finance plc 3.25%, 10/15/2026 (a) (g)	EUR1,349,000	1,564,427
Froneri Lux FinCo. SARL 4.75%, 8/1/2032 (a)	EUR2,800,000	3,155,755
Gatwick Funding Ltd. 2.50%, 4/15/2030 (a)	GBP700,000	863,180
Hammerson plc, REIT 5.88%, 10/8/2036 (a)	GBP700,000	918,019
Heathrow Funding Ltd.
6.75%, 12/3/2026 (a)	GBP300,000	408,531
1.50%, 2/11/2030 (a)	EUR1,300,000	1,401,147
1.13%, 10/8/2030 (a)	EUR1,000,000	1,044,101
6.00%, 3/5/2032 (a)	GBP600,000	811,559
4.50%, 7/11/2033 (a)	EUR500,000	592,153
1.88%, 3/14/2034 (a)	EUR1,450,000	1,431,296
5.88%, 5/13/2041 (a)	GBP300,000	376,728
HSBC Holdings plc
5.75%, 12/20/2027 (a)	GBP200,000	273,385
(SOFR + 2.61%), 5.21%, 8/11/2028 (f)	380,000	381,844
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (f)	374,000	363,657
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (c) (d) (e) (f)	1,528,000	1,424,734
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United Kingdom — continued
(SOFR + 1.41%), 2.87%, 11/22/2032 (f)	12,025,000	10,639,321
Iceland Bondco plc 4.38%, 5/15/2028 (a)	GBP900,000	1,202,868
INEOS Quattro Finance 2 plc
8.50%, 3/15/2029 (a)	EUR980,000	992,045
6.75%, 4/15/2030 (a)	EUR1,124,000	1,061,988
INEOS Styrolution Ludwigshafen GmbH 2.25%, 1/16/2027 (a)	EUR300,000	345,145
Jaguar Land Rover Automotive plc 4.50%, 7/15/2028 (a)	EUR600,000	694,190
National Grid Electricity Distribution East Midlands plc 3.53%, 9/20/2028 (a)	EUR900,000	1,047,851
National Grid plc
0.25%, 9/1/2028 (a)	EUR1,000,000	1,092,391
4.28%, 1/16/2035 (a)	EUR1,000,000	1,163,002
Nationwide Building Society
(EURIBOR 3 Month + 1.15%), 3.83%, 7/24/2032 (a) (f)	EUR3,200,000	3,699,930
(EURIBOR ICE Swap Rate 5 Year + 1.27%), 4.00%, 6/9/2037 (a) (f)	EUR2,000,000	2,270,107
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.27%), 5.52%, 9/30/2028 (f)	1,885,000	1,902,263
(EURIBOR 3 Month + 0.89%), 0.67%, 9/14/2029 (a) (f)	EUR2,500,000	2,741,752
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.12%, 5/23/2031 (f)	6,435,000	6,421,174
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (c) (d) (e) (f)	400,000	435,378
NGG Finance plc (EUR Swap Annual 5 Year + 2.53%), 2.13%, 9/5/2082 (a) (f)	EUR1,930,000	2,208,351
Nomad Foods Bondco plc 5.25%, 7/15/2033 (b)	EUR1,495,000	1,736,396
OEG Finance plc 7.25%, 9/27/2029 (a)	EUR1,109,000	1,333,951
SEE NOTES TO FINANCIAL STATEMENTS.

178	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United Kingdom — continued
PeopleCert Wisdom Issuer plc
5.50%, 6/15/2031 (b)	EUR450,000	508,345
5.50%, 6/15/2031 (a)	EUR1,200,000	1,355,586
Pinnacle Bidco plc 8.25%, 10/11/2028 (a)	EUR1,287,000	1,530,767
Playtech plc 5.88%, 6/28/2028 (a)	EUR980,000	1,152,881
Punch Finance plc
7.88%, 12/30/2030 (b)	GBP571,000	801,145
7.88%, 12/30/2030 (a)	GBP2,377,000	3,335,064
RAC Bond Co. plc 5.25%, 11/4/2027 (a)	GBP2,818,000	3,791,035
RELX Finance BV
0.88%, 3/10/2032 (a)	EUR1,700,000	1,688,072
3.38%, 3/20/2033 (a)	EUR500,000	559,656
Santander UK Group Holdings plc (SOFR + 2.60%), 6.53%, 1/10/2029 (f)	6,875,000	7,016,905
Scottish Hydro Electric Transmission plc 3.38%, 9/4/2032 (a)	EUR2,700,000	3,040,894
South Eastern Power Networks plc 5.63%, 9/30/2030 (a)	GBP400,000	551,953
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (b) (f)	2,170,000	2,243,151
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031 (b) (f)	2,850,000	2,796,619
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.24%, 1/13/2037 (b) (f)	2,510,000	2,397,903
Synthomer plc 7.38%, 5/2/2029 (a)	EUR1,270,000	1,299,040
Virgin Media Finance plc 3.75%, 7/15/2030 (a)	EUR1,200,000	869,923
Virgin Media Secured Finance plc 5.25%, 5/15/2029 (a)	GBP612,000	750,710
Vmed O2 UK Financing I plc
4.00%, 1/31/2029 (a)	GBP600,000	733,473
3.25%, 1/31/2031 (a)	EUR2,200,000	2,142,426
5.63%, 4/15/2032 (a)	EUR4,300,000	4,257,015
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United Kingdom — continued
Vodafone Group plc
5.75%, 6/28/2054	3,595,000	3,274,061
(EURIBOR ICE Swap Rate 5 Year + 1.84%), 4.13%, 9/12/2055 (a) (f)	EUR1,100,000	1,239,496
(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/3/2078 (a) (f)	EUR900,000	1,052,312
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (f)	429,000	439,967
(EUR Swap Annual 5 Year + 3.48%), 3.00%, 8/27/2080 (a) (f)	EUR3,800,000	4,185,363
(EUR Swap Annual 5 Year + 3.49%), 6.50%, 8/30/2084 (a) (f)	EUR2,796,000	3,431,635
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 3.84%), 8.00%, 8/30/2086 (a) (f)	GBP500,000	715,700
		158,156,909
United States — 10.8%
AbbVie, Inc. 4.25%, 11/21/2049	897,000	698,975
AES Corp. (The) 3.95%, 7/15/2030 (b)	42,000	39,899
Amazon.com, Inc. 6.10%, 7/9/2056	18,000	17,384
American Express Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (d) (e) (f)	104,000	103,874
Series E, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.12%), 6.45%, 9/15/2031 (d) (e) (f)	979,000	985,962
American Medical Systems Europe BV 1.63%, 3/8/2031	EUR100,000	106,371
Amgen, Inc.
4.85%, 2/19/2036	549,000	523,671
4.88%, 3/1/2053	250,000	207,967
Ardagh Group SA
9.50%, 12/1/2030 (b)	530,000	553,768
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	179

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
11.00% (Blend (Cash 5.00% + PIK 6.00%)), 12/1/2030 (a) (h)	EUR641,500	700,442
11.00% (Blend (Cash 5.00% + PIK 6.00%)), 12/1/2030 (b) (h) (j)	EUR1,978,375	2,160,150
Ardagh Metal Packaging Finance USA LLC 3.00%, 9/1/2029 (a)	EUR100,000	113,391
AT&T, Inc.
4.90%, 11/1/2035	1,250,000	1,179,897
3.50%, 9/15/2053	130,000	79,327
3.55%, 9/15/2055	99,000	60,013
6.05%, 8/15/2056	690,000	634,079
6.20%, 10/30/2056	2,630,000	2,469,233
Baker Hughes Holdings LLC 5.00%, 6/15/2036	1,240,000	1,190,937
Bank of America Corp.
(SOFR + 1.05%), 2.55%, 2/4/2028 (f)	175,000	173,572
(SOFR + 1.63%), 5.20%, 4/25/2029 (f)	500,000	503,322
(SOFR + 1.57%), 5.82%, 9/15/2029 (f)	1,080,000	1,100,157
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.63%, 5/1/2030 (d) (e) (f)	317,000	325,108
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 6.25%, 7/26/2030 (d) (e) (f)	970,000	971,238
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (f)	560,000	502,745
(SOFR + 1.32%), 2.69%, 4/22/2032 (f)	249,000	223,117
(SOFR + 1.04%), 4.70%, 4/23/2032 (f)	3,430,000	3,360,142
(SOFR + 1.22%), 2.30%, 7/21/2032 (f)	470,000	410,775
(SOFR + 1.65%), 5.47%, 1/23/2035 (f)	312,000	312,630
(SOFR + 1.91%), 5.43%, 8/15/2035 (f)	795,000	780,702
(SOFR + 1.31%), 5.51%, 1/24/2036 (f)	196,000	195,743
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United States — continued
(SOFR + 1.13%), 5.05%, 2/6/2037 (f)	3,870,000	3,716,257
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.85%, 3/8/2037 (f)	812,000	745,686
Beignet Investor LLC 6.58%, 5/30/2049 (b)	5,109,000	4,894,473
Berry Global, Inc. 5.80%, 6/15/2031	760,000	779,935
BG Energy Capital plc 2.25%, 11/21/2029 (a)	EUR200,000	223,596
Biogen, Inc.
5.20%, 9/15/2045	510,000	455,597
6.45%, 5/15/2055	1,215,000	1,247,745
Boeing Co. (The) 3.95%, 8/1/2059	377,000	252,828
BP Capital Markets America, Inc.
2.72%, 1/12/2032	881,000	786,436
4.81%, 2/13/2033	2,400,000	2,351,314
BP Capital Markets BV 3.36%, 9/12/2031 (a)	EUR1,200,000	1,369,997
BP Capital Markets plc (EUR Swap Annual 5 Year + 3.78%), 3.63%, 3/22/2029 (a) (d) (e) (f)	EUR200,000	229,538
Brightstar Lottery Holdings BV 4.25%, 3/15/2030 (a)	EUR400,000	466,940
Brightstar Lottery plc 2.38%, 4/15/2028 (a)	EUR1,150,000	1,308,783
Carnival UK Ltd.
4.13%, 7/15/2031 (b)	EUR959,000	1,104,112
4.13%, 7/15/2031 (a)	EUR2,900,000	3,338,817
Carrier Global Corp. 4.50%, 11/29/2032	EUR500,000	598,553
CCO Holdings LLC
5.13%, 5/1/2027 (b)	42,000	41,946
4.25%, 2/1/2031 (b)	660,000	595,245
Celanese US Holdings LLC
0.63%, 9/10/2028	EUR130,000	142,014
6.34%, 1/19/2029 (g)	EUR1,510,000	1,843,472
5.00%, 4/15/2031	EUR1,400,000	1,639,156
Cencora, Inc.
2.70%, 3/15/2031	2,528,000	2,284,887
3.63%, 5/22/2032	EUR500,000	571,476
4.90%, 2/13/2036	86,000	82,016
SEE NOTES TO FINANCIAL STATEMENTS.

180	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
CF Industries, Inc. 4.95%, 6/1/2043	110,000	96,785
Charles Schwab Corp. (The) (SOFR + 1.32%), 5.66%, 8/12/2037 (f)	1,320,000	1,315,640
Charter Communications Operating LLC
6.65%, 2/1/2034	1,209,000	1,215,560
7.34%, 9/1/2041 (b)	356,000	353,415
Cheniere Energy Partners LP
5.95%, 6/30/2033	540,000	555,672
5.75%, 8/15/2034	1,715,000	1,738,395
5.55%, 10/30/2035	2,120,000	2,111,293
Citigroup, Inc.
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (d) (e) (f)	670,000	683,589
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (c) (d) (e) (f)	290,000	290,986
Series FF, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.73%), 6.95%, 2/15/2030 (d) (e) (f)	413,000	417,878
Series GG, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 6.88%, 8/15/2030 (c) (d) (e) (f)	490,000	495,994
(SOFR + 1.34%), 4.54%, 9/19/2030 (f)	755,000	744,904
(SOFR + 1.17%), 4.50%, 9/11/2031 (f)	718,000	700,544
(SOFR + 1.17%), 2.56%, 5/1/2032 (f)	320,000	284,397
(SOFR + 1.18%), 2.52%, 11/3/2032 (f)	140,000	122,510
(SOFR + 2.34%), 6.27%, 11/17/2033 (f)	250,000	262,132
(SOFR + 2.06%), 5.83%, 2/13/2035 (f)	410,000	409,016
(SOFR + 1.47%), 5.33%, 3/27/2036 (f)	2,865,000	2,820,189
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United States — continued
(EURIBOR 3 Month + 1.61%), 4.30%, 7/23/2036 (f)	EUR416,000	473,564
(SOFR + 1.49%), 5.17%, 9/11/2036 (f)	240,000	233,180
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (b)	800,000	823,005
6.04%, 11/15/2033 (b)	200,000	206,475
Crown Castle, Inc., REIT 4.80%, 9/1/2028	190,000	189,772
Devon Energy Corp. 5.40%, 2/15/2035 (b)	2,228,000	2,212,446
Diamondback Energy, Inc.
3.13%, 3/24/2031	277,000	255,507
5.75%, 4/18/2054	580,000	548,206
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (f)	60,000	62,403
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (f)	100,000	101,738
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (f)	630,000	632,497
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.00%, 2/15/2056 (f)	804,000	797,441
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (b)	140,000	122,522
EMRLD Borrower LP 6.38%, 12/15/2030 (a)	EUR2,092,000	2,504,156
Energy Transfer LP
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (f)	490,000	513,549
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.50%, 2/15/2056 (f)	1,540,000	1,545,738
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	181

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
Entergy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (f)	1,344,000	1,381,727
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.18%), 5.88%, 6/15/2056 (f)	267,000	262,921
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 6.50%, 12/15/2056 (f)	534,000	532,865
Entergy Texas, Inc. 1.75%, 3/15/2031	115,000	99,822
EQT Corp. 4.75%, 1/15/2031	249,000	244,668
EUSHI Finance, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 6.25%, 4/1/2056 (f)	1,221,000	1,199,309
Expand Energy Corp. 5.38%, 3/15/2030	855,000	857,973
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	274,000	272,329
FirstEnergy Transmission LLC 2.87%, 9/15/2028 (b)	705,000	677,664
Ford Motor Credit Co. LLC
5.42%, 4/9/2031	1,955,000	1,927,663
5.75%, 4/6/2033	704,000	692,803
6.47%, 5/22/2036	4,070,000	4,085,368
Foundry JV Holdco LLC
5.50%, 1/25/2031 (b)	260,000	262,189
6.25%, 1/25/2035 (b)	3,565,000	3,672,187
6.10%, 1/25/2036 (b)	446,000	454,692
6.20%, 1/25/2037 (b)	806,000	825,771
Freeport-McMoRan, Inc.
4.13%, 3/1/2028	119,000	117,770
4.25%, 3/1/2030	159,000	155,268
4.63%, 8/1/2030	203,000	199,596
General Electric Co. 4.13%, 9/19/2035 (a)	EUR100,000	117,715
General Motors Financial Co., Inc.
2.35%, 1/8/2031	465,000	412,503
5.60%, 6/18/2031	334,000	337,687
5.90%, 1/7/2035	1,165,000	1,173,230
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United States — continued
Global Payments, Inc. 5.55%, 11/15/2035	3,195,000	3,050,639
Goldman Sachs Group, Inc. (The)
(SOFR + 0.91%), 1.95%, 10/21/2027 (f)	355,000	353,769
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (d) (e) (f)	815,000	844,363
Series Z, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.85%, 2/10/2030 (d) (e) (f)	205,000	210,092
(SOFR + 1.14%), 4.69%, 10/23/2030 (f)	690,000	681,810
(SOFR + 1.08%), 5.21%, 1/28/2031 (f)	320,000	320,259
(SOFR + 1.28%), 2.62%, 4/22/2032 (f)	290,000	257,138
(SOFR + 1.25%), 2.38%, 7/21/2032 (f)	190,000	165,789
(SOFR + 1.17%), 5.24%, 7/21/2032 (f)	3,605,000	3,584,308
(SOFR + 1.26%), 2.65%, 10/21/2032 (f)	300,000	263,104
(EURIBOR 3 Month + 0.95%), 3.51%, 8/17/2033 (a) (f)	EUR900,000	1,011,734
(SOFR + 1.34%), 5.09%, 4/20/2034 (f)	390,000	380,417
(SOFR + 1.55%), 5.33%, 7/23/2035 (f)	380,000	373,179
(SOFR + 1.33%), 4.94%, 10/21/2036 (f)	168,000	158,646
(SOFR + 1.19%), 5.07%, 1/21/2037 (f)	2,424,000	2,301,614
(SOFR + 1.82%), 6.22%, 7/21/2057 (f)	780,000	771,663
Graphic Packaging International LLC 2.63%, 2/1/2029 (a)	EUR425,000	478,746
HCA, Inc.
5.20%, 6/1/2028	170,000	171,169
2.38%, 7/15/2031	370,000	325,318
4.60%, 11/15/2032	630,000	604,569
5.50%, 6/15/2047	91,000	81,568
SEE NOTES TO FINANCIAL STATEMENTS.

182	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
5.25%, 6/15/2049	4,650,000	3,995,312
3.50%, 7/15/2051	150,000	96,380
4.63%, 3/15/2052	614,000	475,722
Healthpeak OP LLC, REIT 5.25%, 12/15/2032	367,000	363,147
Hyundai Capital America
3.50%, 11/2/2026 (b)	555,000	554,129
5.40%, 1/8/2031 (b)	190,000	191,078
JBS NV
6.75%, 3/15/2034	97,000	103,664
5.95%, 4/20/2035	2,565,000	2,594,213
5.50%, 1/15/2036	1,920,000	1,869,410
5.63%, 3/10/2037 (b)	2,875,000	2,793,911
4.38%, 2/2/2052	120,000	87,006
7.25%, 11/15/2053	290,000	306,625
Kinder Morgan, Inc. 5.20%, 6/1/2033	230,000	229,009
King US Bidco, Inc. (EURIBOR 3 Month + 3.25%), 5.68%, 12/1/2032 (a) (f)	EUR120,000	140,035
LSF12 Pillar Investments US, Inc.
5.75%, 5/15/2033 (b)	EUR1,055,000	1,208,945
5.75%, 5/15/2033 (a)	EUR950,000	1,088,623
LYB International Finance III LLC 5.88%, 1/15/2036	1,341,000	1,330,489
Maple Parent Holdings Corp.
4.22%, 3/26/2032 (a)	EUR1,000,000	1,151,400
5.70%, 3/26/2036 (b)	455,000	448,083
6.63%, 3/26/2056 (b)	487,000	488,622
Mars, Inc. 5.20%, 3/1/2035 (b)	620,000	610,977
Marvell Technology, Inc.
5.45%, 7/15/2035	199,000	195,793
5.30%, 4/15/2036	935,000	901,254
Merck & Co., Inc. 5.55%, 12/4/2055	220,000	205,673
Meta Platforms, Inc.
5.50%, 11/15/2045	865,000	750,648
4.45%, 8/15/2052	148,000	106,212
5.63%, 11/15/2055	483,000	402,564
6.30%, 5/15/2056	750,000	690,508
MetLife, Inc.
10.75%, 8/1/2039	310,000	396,442
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United States — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.82%), 5.85%, 3/15/2056 (f)	491,000	475,859
Metropolitan Life Global Funding I 3.30%, 3/21/2029 (b)	185,000	177,904
Morgan Stanley
(SOFR + 1.61%), 4.21%, 4/20/2028 (f)	315,000	314,188
(SOFR + 1.73%), 5.12%, 2/1/2029 (f)	455,000	457,505
(SOFR + 1.59%), 5.16%, 4/20/2029 (f)	575,000	578,731
(SOFR + 1.63%), 5.45%, 7/20/2029 (f)	870,000	878,973
(SOFR + 1.10%), 4.65%, 10/18/2030 (f)	760,000	751,672
(SOFR + 1.11%), 5.23%, 1/15/2031 (f)	600,000	602,167
(SOFR + 1.51%), 5.19%, 4/17/2031 (f)	497,000	497,432
(SOFRINDX + 1.16%), 5.17%, 7/14/2032 (f)	1,270,000	1,260,533
(SOFR + 1.20%), 2.51%, 10/20/2032 (f)	2,388,000	2,088,815
(SOFR + 1.88%), 5.42%, 7/21/2034 (f)	369,000	367,256
(SOFR + 1.56%), 5.32%, 7/19/2035 (f)	460,000	452,974
(SOFR + 1.36%), 2.48%, 9/16/2036 (f)	140,000	120,125
(SOFR + 1.18%), 5.07%, 1/30/2037 (f)	2,532,000	2,413,836
(SOFRINDX + 1.43%), 5.61%, 7/17/2037 (f)	655,000	648,512
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (f)	1,342,000	1,357,732
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 5.31%, 1/18/2041 (f)	695,000	658,993
Morgan Stanley Private Bank NA (SOFR + 1.02%), 4.47%, 11/19/2031 (f)	700,000	680,662
Netflix, Inc. 5.38%, 11/15/2029 (b)	357,000	362,935
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	183

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
NextEra Energy Capital Holdings, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (f)	220,000	225,149
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 6.70%, 9/1/2054 (f)	240,000	243,972
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (f)	115,000	115,622
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 8/15/2055 (f)	85,000	85,435
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (f)	862,000	885,824
Novelis Sheet Ingot GmbH 3.38%, 4/15/2029 (a)	EUR829,000	949,854
NRG Energy, Inc. 5.41%, 10/15/2035 (b)	634,000	605,505
OI European Group BV
6.25%, 5/15/2028 (a)	EUR380,000	444,942
5.25%, 6/1/2029 (b)	EUR261,000	302,555
5.25%, 6/1/2029 (a)	EUR1,177,000	1,364,393
Olympus Water US Holding Corp. 3.88%, 10/1/2028 (a)	EUR120,000	138,936
Oracle Corp.
5.70%, 2/4/2036	68,000	62,876
6.55%, 2/4/2046	1,150,000	1,027,475
4.00%, 7/15/2046	175,000	112,221
4.00%, 11/15/2047	13,000	8,158
3.95%, 3/25/2051	330,000	200,155
5.38%, 9/27/2054	356,000	260,526
6.00%, 8/3/2055	295,000	237,655
6.70%, 2/4/2056	3,146,000	2,770,898
6.85%, 2/4/2066	1,055,000	926,301
Pacific Gas and Electric Co.
3.30%, 3/15/2027	366,000	363,369
6.15%, 1/15/2033	1,460,000	1,499,601
6.40%, 6/15/2033	360,000	373,294
6.00%, 8/15/2035	3,688,000	3,712,802
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United States — continued
5.85%, 11/1/2036	2,665,000	2,635,900
PG&E Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (f)	421,000	423,112
Piedmont Natural Gas Co., Inc. 3.35%, 6/1/2050	66,000	43,018
PNC Financial Services Group, Inc. (The)
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 2.81%), 6.25%, 3/15/2030 (d) (e) (f)	573,000	581,983
(SOFR + 1.26%), 4.81%, 10/21/2032 (f)	260,000	255,290
(SOFR + 1.90%), 5.68%, 1/22/2035 (f)	110,000	111,170
(SOFR + 1.42%), 5.37%, 7/21/2036 (f)	165,000	162,624
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 5.42%, 1/25/2041 (f)	490,000	468,830
Prudential Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (f)	295,000	301,066
RD Michigan Property Owner I LLC 7.50%, 3/30/2045 (b)	3,849,000	3,669,549
Realty Income Corp., REIT 4.88%, 7/6/2030	EUR2,200,000	2,646,671
Regency Centers LP, REIT 2.95%, 9/15/2029	95,000	89,831
Roper Technologies, Inc. 2.95%, 9/15/2029	160,000	151,114
San Diego Gas & Electric Co. Series DDDD, 5.20%, 3/15/2036	620,000	600,086
Schneider Electric SE 3.38%, 9/3/2036 (a)	EUR1,800,000	1,979,105
SCIL IV LLC 9.50%, 7/15/2028 (a)	EUR900,000	1,079,638
Sempra (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.38%, 4/1/2056 (f)	252,000	252,538
Silgan Holdings, Inc. 2.25%, 6/1/2028	EUR250,000	283,886
SEE NOTES TO FINANCIAL STATEMENTS.

184	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
Southern California Edison Co. 5.45%, 3/1/2035	13,000	12,652
Space Exploration Technologies Corp.
5.35%, 7/15/2031 (b)	1,425,000	1,392,866
5.65%, 7/15/2033 (b)	1,565,000	1,509,814
5.88%, 7/15/2036 (b)	637,000	600,353
State Street Corp.
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (d) (e) (f)	42,000	42,966
Series J, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.70%, 9/15/2029 (d) (e) (f)	270,000	277,131
Stellantis Finance US, Inc.
5.75%, 3/18/2030 (b)	700,000	690,835
6.45%, 3/18/2035 (b)	2,466,000	2,379,000
Stellantis Financial Services US Corp.
5.40%, 6/15/2029 (b)	1,395,000	1,377,943
5.80%, 6/15/2031 (b)	930,000	905,965
Stellantis NV (EURIBOR ICE Swap Rate 5 Year + 4.24%), 6.88%, 12/16/2033 (a) (d) (e) (f)	EUR3,000,000	3,258,647
Sword Purchaser LLC
7.25%, 4/15/2033 (b)	EUR830,000	999,667
7.25%, 4/15/2033 (a)	EUR400,000	481,767
Synopsys, Inc. 5.70%, 4/1/2055	220,000	203,672
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	210,000	209,091
5.60%, 6/12/2034	172,000	173,037
Truist Financial Corp.
(SOFR + 2.30%), 6.12%, 10/28/2033 (f)	95,000	98,356
(SOFR + 1.85%), 5.12%, 1/26/2034 (f)	410,000	402,271
(SOFR + 2.36%), 5.87%, 6/8/2034 (f)	336,000	341,894
UGI International LLC
2.50%, 12/1/2029 (a)	EUR350,000	389,266
5.00%, 6/1/2031 (b)	EUR967,000	1,100,629
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United States — continued
5.00%, 6/1/2031 (a)	EUR500,000	569,094
Union Electric Co. 3.90%, 4/1/2052	80,000	57,923
US Bancorp (SOFR + 1.86%), 5.68%, 1/23/2035 (f)	110,000	111,156
Ventas Realty LP, REIT 5.00%, 1/15/2035	325,000	313,023
Verizon Communications, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.04%), 6.20%, 5/14/2056 (f)	924,000	891,648
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.81%), 6.05%, 5/14/2058 (f)	2,485,000	2,426,048
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.60%, 2/15/2059 (f)	1,620,000	1,620,810
VF Corp. 4.25%, 3/7/2029	EUR491,000	570,052
Vistra Operations Co. LLC
4.60%, 10/15/2030 (b)	187,000	181,541
6.00%, 4/15/2034 (b)	6,540,000	6,566,180
5.70%, 12/30/2034 (b)	150,000	147,927
5.25%, 10/15/2035 (b)	3,065,000	2,916,627
5.35%, 1/31/2036 (b)	1,110,000	1,060,196
Wells Fargo & Co.
(SOFR + 1.74%), 5.57%, 7/25/2029 (f)	780,000	790,636
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (d) (e) (f)	645,000	664,064
(SOFR + 1.11%), 5.24%, 1/24/2031 (f)	475,000	477,576
(SOFR + 1.99%), 5.56%, 7/25/2034 (f)	610,000	614,677
(SOFR + 1.78%), 5.50%, 1/23/2035 (f)	3,905,000	3,908,847
(SOFR + 1.74%), 5.61%, 4/23/2036 (f)	523,000	524,985
(SOFR + 1.10%), 4.96%, 1/23/2037 (f)	1,917,000	1,825,579
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	185

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
Welltower OP LLC, REIT 2.80%, 6/1/2031	220,000	199,717
Williams Cos., Inc. (The) 5.30%, 9/30/2035	9,650,000	9,406,798
		238,218,655
Total Corporate Bonds (Cost $1,282,132,906)		1,273,164,523
Foreign Government Securities — 32.8%
Angola — 0.2%
Republic of Angola 9.88%, 10/15/2035 (a)	3,600,000	3,796,956
Argentina — 0.4%
Argentine Republic
4.12%, 7/9/2035 (g)	6,663,970	5,039,627
3.50%, 7/9/2041 (g)	3,800,000	2,679,950
		7,719,577
Australia — 1.7%
Commonwealth of Australia
1.25%, 5/21/2032	AUD63,168,000	37,337,816
3.00%, 3/21/2047 (a)	AUD2,140,000	1,062,701
		38,400,517
Benin — 0.2%
Benin Government Bond
7.96%, 2/13/2038 (b)	962,000	1,018,999
7.96%, 2/13/2038 (a)	3,481,000	3,687,249
		4,706,248
Brazil — 2.9%
Notas do Tesouro Nacional
6.00%, 8/15/2030	BRL20,000,000	17,078,059
10.00%, 1/1/2031	BRL220,000,000	36,775,674
10.00%, 1/1/2037	BRL62,000,000	9,203,023
		63,056,756
Canada — 8.9%
Canada Government Bond
3.00%, 2/1/2027	CAD104,325,000	75,443,396
1.25%, 3/1/2027	CAD74,340,000	53,335,242
1.00%, 6/1/2027	CAD73,060,000	52,103,781
2.50%, 5/1/2028	CAD22,080,000	15,813,578
		196,695,997
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Colombia — 1.7%
Republic of Colombia
6.13%, 1/21/2031	709,000	710,141
5.00%, 9/19/2032	EUR743,000	845,771
13.25%, 2/9/2033	COP79,365,600,000	25,065,979
7.50%, 2/2/2034	805,000	843,640
11.75%, 1/24/2035	COP37,244,000,000	10,883,409
		38,348,940
Congo, Democratic Republic of the — 0.3%
Republic of Congo
8.75%, 4/16/2032 (b)	1,600,000	1,651,536
9.50%, 2/17/2035 (a)	2,000,000	1,992,200
9.50%, 5/26/2036 (a)	1,960,000	1,898,123
9.50%, 4/16/2037 (b)	790,000	824,562
		6,366,421
Costa Rica — 0.2%
Republic of Costa Rica
6.00%, 1/16/2036 (b)	EUR3,500,000	4,235,075
7.30%, 11/13/2054 (b)	1,091,000	1,179,030
		5,414,105
Czech Republic — 1.4%
Czech Republic
4.90%, 4/14/2034	CZK375,450,000	17,983,256
3.50%, 5/30/2035	CZK295,470,000	12,701,720
1.95%, 7/30/2037	CZK27,460,000	974,106
		31,659,082
Ecuador — 0.2%
Republic of Ecuador
8.75%, 1/29/2034 (b)	1,148,000	1,144,740
6.90%, 7/31/2035 (a) (g)	3,231,635	2,954,522
		4,099,262
Egypt — 0.4%
Arab Republic of Egypt
7.63%, 5/29/2032 (a)	1,425,000	1,460,112
7.63%, 5/20/2034 (b)	2,468,000	2,470,468
8.75%, 9/30/2051 (a)	4,000,000	3,859,960
		7,790,540
Germany — 5.6%
Bundesobligation 2.10%, 4/12/2029 (a)	EUR2,500,000	2,844,328
Bundesrepublik Deutschland
1.70%, 8/15/2032 (a)	EUR2,370,000	2,550,714
2.30%, 2/15/2033 (a)	EUR1,090,000	1,206,149
SEE NOTES TO FINANCIAL STATEMENTS.

186	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Germany—continued
2.90%, 2/15/2036 (a)	EUR30,700,000	34,557,276
Bundesschatzanweisungen 2.10%, 3/15/2028 (a)	EUR72,340,000	83,035,770
		124,194,237
Guatemala — 0.2%
Republic of Guatemala
6.05%, 8/6/2031 (b)	2,155,000	2,191,635
6.05%, 8/6/2031 (a)	1,400,000	1,423,800
		3,615,435
Honduras — 0.1%
Republic of Honduras 8.63%, 11/27/2034 (a)	1,840,000	2,114,951
Italy — 0.0% ^
Italian Republic Government Bond 2.88%, 10/17/2029	1,135,000	1,076,200
Ivory Coast — 0.3%
Republic of Cote d'Ivoire
8.08%, 4/1/2036 (b)	2,788,000	3,020,714
8.25%, 1/30/2037 (a)	1,290,000	1,404,733
6.88%, 10/17/2040 (b)	EUR1,053,000	1,250,632
6.88%, 10/17/2040 (a)	EUR300,000	356,306
		6,032,385
Kenya — 0.2%
Republic of Kenya 8.70%, 2/26/2039 (a)	3,990,000	3,925,163
Mexico — 2.9%
Eagle Funding Luxco SARL 5.50%, 8/17/2030 (b)	4,108,000	4,103,522
Mex Bonos Desarr Fix Rt
7.75%, 5/29/2031	MXN118,020,000	6,736,190
7.50%, 5/26/2033	MXN165,870,000	9,040,287
7.75%, 11/23/2034	MXN287,000,000	15,514,525
8.00%, 5/24/2035	MXN205,230,000	11,172,344
8.50%, 11/18/2038	MXN241,000,000	13,085,003
United Mexican States
5.38%, 5/16/2040	EUR2,367,000	2,689,782
3.77%, 5/24/2061	2,397,000	1,373,481
		63,715,134
Morocco — 0.3%
Kingdom of Morocco
6.50%, 9/8/2033 (a)	1,975,000	2,070,294
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Morocco—continued
5.13%, 5/26/2038 (b)	EUR1,773,000	2,072,485
4.00%, 12/15/2050 (a)	2,995,000	2,069,934
		6,212,713
New Zealand — 0.1%
New Zealand Government Bond
4.50%, 4/15/2027 (a)	NZD952,000	567,921
2.75%, 4/15/2037 (a)	NZD3,201,000	1,567,482
		2,135,403
Nigeria — 0.1%
Federal Republic of Nigeria 6.13%, 9/28/2028 (a)	3,100,000	3,103,038
Pakistan — 0.1%
Islamic Republic of Pakistan
6.98%, 4/24/2029 (b)	1,804,000	1,810,765
7.38%, 4/8/2031 (a)	1,210,000	1,214,538
		3,025,303
Panama — 0.2%
Republic of Panama
5.66%, 2/23/2038	1,020,000	992,868
3.87%, 7/23/2060	5,000,000	3,242,500
		4,235,368
Paraguay — 0.2%
Republic of Paraguay
6.00%, 2/9/2036 (a)	2,600,000	2,662,920
5.60%, 3/13/2048 (a)	931,000	838,747
		3,501,667
Poland — 0.1%
Republic of Poland 5.50%, 3/18/2054	3,520,000	3,146,317
Republic of North Macedonia — 0.1%
Republic of North Macedonia 4.75%, 1/21/2034 (b)	EUR1,366,000	1,560,894
Romania — 0.1%
Romania Government Bond 2.88%, 4/13/2042 (a)	EUR2,300,000	1,726,205
South Africa — 2.3%
Republic of South Africa
8.50%, 1/31/2037	ZAR369,600,000	22,372,024
9.00%, 1/31/2040	ZAR354,239,000	21,619,227
5.65%, 9/27/2047	400,000	332,000
5.75%, 9/30/2049	6,000,000	4,971,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	187

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
South Africa—continued
7.95%, 11/19/2054 (a)	1,300,000	1,375,400
7.25%, 12/11/2055 (b)	745,000	726,747
7.25%, 12/11/2055 (a)	387,000	377,518
		51,773,916
Suriname — 0.1%
Suriname Government International Bond
7.70%, 11/6/2030 (b)	444,000	456,654
8.50%, 11/6/2035 (b)	1,219,000	1,314,375
8.50%, 11/6/2035 (a)	400,000	431,296
		2,202,325
Turkey — 1.1%
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	1,280,000	1,371,802
Republic of Turkiye (The)
41.00%, 5/5/2027	TRY271,310,000	5,759,575
36.80%, 3/15/2028	TRY317,150,000	6,573,338
30.00%, 9/12/2029	TRY150,015,334	2,795,458
7.25%, 5/29/2032	3,975,000	4,055,215
6.30%, 3/14/2033	2,403,000	2,324,134
5.75%, 5/11/2047	2,350,000	1,858,497
		24,738,019
Uzbekistan — 0.2%
Republic of Uzbekistan International Bond 6.95%, 5/25/2032 (a)	3,340,000	3,528,242
Total Foreign Government Securities (Cost $712,137,583)		723,617,316
U.S. Treasury Obligations — 2.7%
United States — 2.7%
U.S. Treasury Notes
3.88%, 3/31/2028	19,600,000	19,466,781
3.75%, 4/30/2028	10,320,000	10,224,863
4.00%, 5/31/2028	10,530,000	10,471,180
3.50%, 2/28/2031	21,250,000	20,409,961
Total U.S. Treasury Obligations (Cost $61,260,596)		60,572,785
Commercial Mortgage-Backed Securities — 0.1%
United States — 0.1%
BANK Series 2018-BN13, Class C, 4.57%, 8/15/2061 (j)	118,000	106,489
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United States — continued
Benchmark Mortgage Trust Series 2019-B11, Class C, 3.75%, 5/15/2052 (j)	315,000	249,346
BX Commercial Mortgage Trust Series 2024-MF, Class B, 5.33%, 2/15/2039 (b) (j)	283,345	284,054
CCUBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.38%, 11/15/2050 (j)	28,000	26,319
CD Mortgage Trust Series 2016-CD2, Class C, 4.13%, 11/10/2049 (j)	21,000	12,180
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K739, Class X1, IO, 1.27%, 9/25/2027 (j)	1,919,996	10,480
Series K072, Class X3, IO, 2.63%, 12/25/2045 (j)	400,000	10,315
Series K089, Class X3, IO, 2.38%, 1/25/2046 (j)	850,000	44,605
Series K078, Class X3, IO, 2.29%, 6/25/2046 (j)	1,820,000	63,377
Series K088, Class X3, IO, 2.43%, 2/25/2047 (j)	880,000	46,089
FREMF Series 2018-KF46, Class B, 5.68%, 3/25/2028 (b) (j)	15,052	14,695
GS Mortgage Securities Trust Series 2015-GC30, Class C, 4.00%, 5/10/2050 (j)	36,000	30,780
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.11%, 7/15/2048 (j)	62,000	51,150
Series 2015-C31, Class C, 4.53%, 8/15/2048 (j)	23,000	17,880
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class C, 3.49%, 12/15/2049 (j)	28,000	24,840
Morgan Stanley Capital I Trust Series 2015-MS1, Class B, 4.03%, 5/15/2048 (j)	15,012	14,561
SDR Commercial Mortgage Trust Series 2024-DSNY, Class B, 5.38%, 5/15/2039 (b) (j)	378,000	378,236
UBS Commercial Mortgage Trust Series 2017-C7, Class B, 4.29%, 12/15/2050 (j)	106,000	102,698
SEE NOTES TO FINANCIAL STATEMENTS.

188	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
United States — continued
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (b) (j)	23,821	23,416
Series 2019-1, Class M1, 3.94%, 3/25/2049 (b) (j)	44,010	40,726
Total Commercial Mortgage-Backed Securities (Cost $1,710,253)		1,552,236
Asset-Backed Securities — 0.0% ^
Cayman Islands — 0.0% ^
Dryden CLO Ltd. Series 2019-68A, Class ARR, 4.85%, 7/15/2035 (b) (j)	330,000	330,014
United States — 0.0% ^
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 (b)	13,698	13,258
Chase Funding Trust Series 2003-6, Class 1A7, 4.81%, 11/25/2034 (g)	35,984	34,985
Credit-Based Asset Servicing and Securitization LLC Series 2004-CB5, Class M1, 4.70%, 1/25/2034 (j)	49,676	54,461
Exeter Automobile Receivables Trust Series 2024-3A, Class D, 5.98%, 9/16/2030	300,000	304,549
JetBlue Pass-Through Trust Series 2019-1, Class A, 2.95%, 5/15/2028	34,759	32,552
US Auto Funding Series 2021-1A, Class C, 2.20%, 5/15/2026 (b)	136,848	96,472
		536,277
Total Asset-Backed Securities (Cost $904,389)		866,291
	SHARES
Common Stocks — 0.0% ^
France — 0.0% ^
Altice France SA ‡ *	754	11,714
United States — 0.0% ^
Altice France SA ‡	32,241	648,345
Total Common Stocks (Cost $499,735)		660,059
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — 0.0% ^
United States — 0.0% ^
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	54,780	46,535
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	37,801	31,363
Series 2007-2CB, Class 1A6, 5.75%, 3/25/2037	104,453	49,502
Chase Mortgage Finance Trust Series 2007-A1, Class 1A5, 6.30%, 2/25/2037 (j)	3,228	3,236
CHL Mortgage Pass-Through Trust Series 2007-16, Class A1, 6.50%, 10/25/2037	40,115	15,673
FHLMC, REMIC
Series 4305, Class SK, IF, IO, 2.85%, 2/15/2044 (j)	264,423	31,111
Series 4689, Class SD, IF, IO, 2.40%, 6/15/2047 (j)	181,908	16,788
Series 5022, IO, 3.00%, 9/25/2050	287,588	46,809
Series 5023, Class MI, IO, 3.00%, 10/25/2050	504,164	79,345
Series 4839, Class WS, IF, IO, 2.35%, 8/15/2056 (j)	1,391,502	150,285
FNMA, REMIC
Series 2012-146, Class AI, IO, 3.00%, 1/25/2028	47,671	443
Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	164,748	6,997
Series 2012-93, Class SE, IF, IO, 2.34%, 9/25/2042 (j)	51,330	4,306
Series 2012-124, Class UI, IO, 4.00%, 11/25/2042	53,808	9,226
Series 2015-40, Class LS, IF, IO, 2.41%, 6/25/2045 (j)	135,418	11,474
Series 2017-31, Class SG, IF, IO, 2.34%, 5/25/2047 (j)	480,275	42,334
Series 2017-39, Class ST, IF, IO, 2.34%, 5/25/2047 (j)	131,615	11,926
FNMA, STRIPS Series 409, Class 27, IO, 4.00%, 4/25/2027 (j)	528	3
GNMA Series 2015-H13, Class GI, IO, 1.56%, 4/20/2065 (j)	14,376	416
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	189

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
United States — continued
Merrill Lynch Mortgage Investors Trust Series 2004-C, Class A1, 4.34%, 7/25/2029 (j)	3,820	3,788
Structured Adjustable Rate Mortgage Loan Trust Series 2004-8, Class 3A, 5.44%, 7/25/2034 (j)	6,157	6,041
Total Collateralized Mortgage Obligations (Cost $853,879)		567,601
Convertible Bonds — 0.0% ^
China — 0.0% ^
Country Garden Holdings Co. Ltd.
Series AI, Zero Coupon, 12/31/2031	355,931	24,915
Series AI, Zero Coupon, 12/31/2034	11,428	371
Total Convertible Bonds (Cost $37,658)		25,286
	SHARES
Short-Term Investments — 3.5%
Investment Companies — 3.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (k) (l) (Cost $76,744,501)	76,744,501	76,744,501
Total Investments — 96.8% (Cost $2,136,281,500)		2,137,770,598
Other Assets in Excess of Liabilities — 3.2%		70,906,998
NET ASSETS — 100.0%		2,208,677,596

Percentages indicated are based on net assets.

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
MXN	Mexican Peso
NZD	New Zealand Dollar
OYJ	Public Limited Company
PIK	Payment In Kind
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2026 is $43,862,977 or 1.99% of the
Fund’s net assets as of August 31, 2026.

SEE NOTES TO FINANCIAL STATEMENTS.

190	J.P. Morgan Exchange-Traded Funds	August 31, 2026

(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of August 31, 2026.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2026.
(g)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2026.

(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)	Defaulted security.
(j)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2026.

(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of August 31, 2026.
Futures contracts outstanding as of August 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bobl	376	09/08/2026	EUR	49,474,224	(725,222)
Euro-Schatz	1,512	09/08/2026	EUR	184,916,994	(796,844)
Japan 10 Year Bond	3	09/14/2026	JPY	2,364,883	(10,141)
Australia 10 Year Bond	2,395	09/15/2026	AUD	183,678,201	(3,062,922)
U.S. Treasury 10 Year Note	235	12/21/2026	USD	25,321,250	(141,748)
U.S. Treasury 10 Year Ultra Note	1,246	12/21/2026	USD	136,456,469	(985,191)
Long Gilt	192	12/29/2026	GBP	22,410,182	(9,928)
					(5,731,996)
Short Contracts
Euro-Bobl	(202)	09/08/2026	EUR	(26,579,238)	383,178
Euro-Bund	(781)	09/08/2026	EUR	(111,772,483)	2,979,120
U.S. Treasury 10 Year Note	(364)	12/21/2026	USD	(39,221,000)	232,611
U.S. Treasury 10 Year Ultra Note	(654)	12/21/2026	USD	(71,623,219)	287,938
U.S. Treasury Long Bond	(75)	12/21/2026	USD	(8,156,250)	50,936
U.S. Treasury Ultra Bond	(249)	12/21/2026	USD	(27,436,687)	152,091
U.S. Treasury 2 Year Note	(417)	12/31/2026	USD	(85,599,024)	227,410
U.S. Treasury 5 Year Note	(1,020)	12/31/2026	USD	(107,865,000)	472,919
					4,786,203
					(945,793)

Abbreviations
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	191

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of August 31, 2026:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	4,015,832	USD	4,630,669	BNP Paribas	9/2/2026	33,920
AUD	7,562,240	USD	5,378,772	Goldman Sachs International	9/28/2026	38,289
BRL	27,295,959	USD	5,236,585	Goldman Sachs International**	9/28/2026	306
CHF	8,696,747	USD	10,764,163	Barclays Bank plc	9/28/2026	25,601
EUR	9,245,130	USD	10,716,122	BNP Paribas	9/28/2026	33,435
GBP	7,919,689	USD	10,687,159	Barclays Bank plc	9/28/2026	44,307
GBP	35,465,776	USD	47,914,965	BNP Paribas	9/28/2026	142,448
KRW	7,549,179,489	USD	5,326,865	Goldman Sachs International**	9/28/2026	195,451
SGD	13,396,450	USD	10,500,843	Goldman Sachs International	9/28/2026	56,861
THB	320,084,573	USD	9,660,539	HSBC Bank, NA	9/28/2026	11,759
TRY	561,361,699	USD	11,337,610	BNP Paribas	9/28/2026	59,890
TRY	811,670,768	USD	16,409,757	Goldman Sachs International	9/28/2026	69,846
USD	42,339,801	COP	132,976,612,568	Goldman Sachs International**	9/28/2026	1,313,723
USD	5,368,809	JPY	846,896,891	Goldman Sachs International	9/28/2026	56,455
USD	4,472,849	PHP	275,220,645	Standard Chartered Bank**	9/28/2026	68,550
TWD	805,407,546	USD	25,251,210	Bank of America NA**	9/29/2026	165,625
USD	745,283,201	EUR	639,099,777	BNP Paribas	10/5/2026	1,981,018
USD	17,563,948	EUR	15,057,763	Morgan Stanley	10/5/2026	51,083
USD	7,809,126	EUR	6,684,228	Standard Chartered Bank	10/5/2026	35,064
USD	24,334,614	GBP	17,914,016	HSBC Bank, NA	10/5/2026	60,127
USD	2,817,157	GBP	2,072,375	Morgan Stanley	10/5/2026	8,974
Total unrealized appreciation						4,452,732
EUR	639,099,777	USD	744,350,755	BNP Paribas	9/2/2026	(2,004,408)
USD	25,669,355	EUR	22,212,300	BNP Paribas	9/2/2026	(131,342)
USD	715,829,489	EUR	620,903,308	HSBC Bank, NA	9/2/2026	(5,380,748)
USD	21,767,961	GBP	16,186,864	HSBC Bank, NA	9/2/2026	(165,241)
USD	2,321,440	GBP	1,727,152	Morgan Stanley	9/2/2026	(18,851)
CHF	8,582,530	EUR	9,202,183	Barclays Bank plc	9/28/2026	(51,564)
CLP	19,255,193,303	USD	21,134,470	Goldman Sachs International**	9/28/2026	(500,548)
CNY	207,260,567	USD	30,824,384	Goldman Sachs International**	9/28/2026	(157,778)
GBP	11,880,457	USD	16,136,551	Barclays Bank plc	9/28/2026	(38,100)
JPY	1,699,536,357	GBP	7,936,470	Goldman Sachs International	9/28/2026	(93,476)
JPY	481,545,878	USD	3,033,543	Goldman Sachs International	9/28/2026	(12,937)
JPY	2,812,462,701	USD	17,720,283	HSBC Bank, NA	9/28/2026	(78,470)
PHP	324,300,062	USD	5,344,343	Goldman Sachs International**	9/28/2026	(154,637)
USD	58,281,236	AUD	82,510,350	State Street Corp.	9/28/2026	(823,418)
USD	7,722,704	BRL	40,565,571	Goldman Sachs International**	9/28/2026	(60,039)
USD	23,402,477	BRL	122,348,617	HSBC Bank, NA**	9/28/2026	(70,826)
USD	196,024,130	CAD	271,931,063	HSBC Bank, NA	9/28/2026	(409,274)
USD	25,112,218	CHF	20,336,075	Goldman Sachs International	9/28/2026	(118,071)
USD	2,695,976	EUR	2,321,909	BNP Paribas	9/28/2026	(3,769)
USD	107,315,246	EUR	92,809,742	Citibank, NA	9/28/2026	(597,103)
USD	10,646,276	GBP	7,919,689	HSBC Bank, NA	9/28/2026	(85,190)
USD	15,866,358	IDR	283,658,748,122	Citibank, NA**	9/28/2026	(107,884)
USD	5,359,077	INR	513,694,369	HSBC Bank, NA**	9/28/2026	(30,522)
USD	72,584,275	MXN	1,238,428,371	HSBC Bank, NA	9/28/2026	(133,047)
USD	2,092,862	NZD	3,557,996	HSBC Bank, NA	9/28/2026	(13,699)
USD	4,806,623	TRY	237,722,105	Barclays Bank plc	9/28/2026	(19,923)
USD	1,473,467	TRY	72,790,492	BNP Paribas	9/28/2026	(4,421)
USD	4,780,162	TRY	236,438,030	Goldman Sachs International	9/28/2026	(20,313)
USD	2,565,730	TRY	126,871,443	HSBC Bank, NA	9/28/2026	(10,180)
SEE NOTES TO FINANCIAL STATEMENTS.

192	J.P. Morgan Exchange-Traded Funds	August 31, 2026

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	26,614,183	ZAR	432,433,792	HSBC Bank, NA	9/28/2026	(186,521)
ZAR	176,770,647	USD	10,962,181	Morgan Stanley	9/28/2026	(6,567)
CZK	46,119,323	USD	2,236,142	BNP Paribas	9/29/2026	(18,561)
USD	9,918,539	CZK	207,811,047	Goldman Sachs International	9/29/2026	(73,753)
USD	2,851,092	CZK	59,580,743	Morgan Stanley	9/29/2026	(13,762)
EUR	1,091,584	USD	1,272,740	HSBC Bank, NA	10/5/2026	(3,177)
Total unrealized depreciation						(11,598,120)
Net unrealized depreciation						(7,145,388)

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PHP	Philippines Peso
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

**	Non-deliverable forward.
Centrally Cleared interest rate swap contracts outstanding as of August 31, 2026:

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
1 day TONAR annually	2.15 annually	Receive	9/16/2031	JPY3,538,345,000	—	132,041	132,041
1 day TONAR annually	2.17 annually	Receive	9/16/2031	JPY3,639,829,000	—	112,199	112,199
1 day TONAR annually	2.17 annually	Receive	9/16/2031	JPY3,585,503,000	—	105,194	105,194
1 day TONAR annually	2.21 annually	Receive	9/16/2031	JPY3,639,828,000	—	72,078	72,078
6 month EURIBOR semi-annually	3.18 annually	Receive	6/21/2058	EUR25,450,000	—	1,351,674	1,351,674
					—	1,773,186	1,773,186
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	193

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
6 month EURIBOR semi-annually	2.59 annually	Pay	12/18/2029	EUR10,465,000	—	(212,330)	(212,330)
1 day CDI at termination	12.73 at termination	Pay	1/2/2029	BRL38,828,452	—	(344,247)	(344,247)
1 day SONIA annually	3.76 annually	Pay	9/15/2028	GBP413,390,000	—	(3,607,896)	(3,607,896)
1 day CDI at termination	12.94 at termination	Pay	1/2/2029	BRL57,945,102	—	(403,403)	(403,403)
1 day SONIA annually	3.70 annually	Pay	9/15/2028	GBP61,685,000	3,601	(591,156)	(587,555)
1 day CDI at termination	12.95 at termination	Pay	1/2/2031	BRL10,320,024	—	(130,152)	(130,152)
1 day SONIA annually	3.44 annually	Pay	9/15/2028	GBP55,230,000	—	(703,080)	(703,080)
1 day SONIA annually	4.06 annually	Pay	9/15/2028	GBP93,660,000	—	(464,032)	(464,032)
1 day CDI at termination	13.19 at termination	Pay	1/2/2029	BRL20,322,387	—	(94,796)	(94,796)
1 day SONIA annually	4.23 annually	Pay	9/15/2028	GBP39,083,000	—	(110,842)	(110,842)
1 day SONIA annually	4.06 annually	Pay	9/15/2028	GBP236,540,000	—	(1,184,003)	(1,184,003)
6 month EURIBOR semi-annually	2.89 annually	Pay	6/14/2029	EUR216,465,000	—	(793,545)	(793,545)
6 month EURIBOR semi-annually	3.12 annually	Pay	6/21/2038	EUR55,120,000	—	(1,786,823)	(1,786,823)
1 day MIBOR semi-annually	6.34 semi-annually	Pay	7/8/2036	INR1,319,650,000	—	(322,811)	(322,811)
1 day TONAR annually	3.32 annually	Pay	9/16/2046	JPY1,274,378,000	—	(145,453)	(145,453)
1 day TONAR annually	3.34 annually	Pay	9/16/2046	JPY1,193,911,000	—	(109,275)	(109,275)
1 day TONAR annually	3.34 annually	Pay	9/16/2046	JPY1,211,999,000	—	(116,591)	(116,591)
1 day TONAR annually	3.38 annually	Pay	9/16/2046	JPY1,212,000,000	—	(71,828)	(71,828)
					3,601	(11,192,263)	(11,188,662)
					3,601	(9,419,077)	(9,415,476)

(a)	Value of floating rate index at August 31, 2026 was as follows:

FLOATING RATE INDEX	VALUE
1 day CDI	2.39%
1 day SONIA	3.73
1 day TONAR	0.98
6 month EURIBOR	2.77

Abbreviations
BRL	Brazilian Real
CDI	Certificate of interbank deposits
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MIBOR	Mumbai Interbank Offered Rate
SONIA	Sterling Overnight Index Average
TONAR	Tokyo Overnight Average Rate
SEE NOTES TO FINANCIAL STATEMENTS.

194	J.P. Morgan Exchange-Traded Funds	August 31, 2026

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 90.8% (a)
Alabama — 3.5%
Alabama Highway Authority
Series 2025, Rev., A.G., 5.00%, 9/1/2039	2,250,000	2,428,054
Series 2025, Rev., A.G., 5.00%, 9/1/2043	4,490,000	4,743,089
Series 2025, Rev., A.G., 5.00%, 9/1/2044	1,745,000	1,834,932
Series 2025, Rev., A.G., 5.00%, 9/1/2045	1,700,000	1,782,025
Baldwin County Industrial Development Authority, Novelis Corp., Project Series 2025A, Rev., AMT, 5.00%, 6/1/2032 (b) (c)	17,000,000	17,429,117
Black Belt Energy Gas District, Gas Project
Series 2022B-1, Rev., 4.00%, 10/1/2027 (c)	8,455,000	8,504,149
Series 2023A, Rev., 5.25%, 10/1/2030 (c)	2,000,000	2,083,494
Series 2023B-2, Rev., LIQ : Royal Bank of Canada, 5.25%, 12/1/2030 (c)	1,010,000	1,070,289
Series 2024B, Rev., 5.00%, 9/1/2032 (c)	7,520,000	7,823,064
Series 2026I, Rev., 5.00%, 10/1/2033	5,000,000	5,242,928
Series 2026K, Rev., 5.00%, 10/1/2033	27,000,000	27,986,669
Series 2026H-1, Rev., 5.00%, 1/1/2034	11,000,000	11,417,888
Series 2024D, Rev., 5.00%, 11/1/2034 (c)	28,000,000	29,135,806
Series 2026A, Rev., 5.00%, 12/1/2034	56,250,000	58,349,976
Series 2025E, Rev., 5.00%, 5/1/2035 (c)	3,180,000	3,313,183
Series 2025D, Rev., 5.00%, 8/1/2035 (c)	10,500,000	10,918,975
Series 2025G, Rev., 5.00%, 10/1/2035	4,545,000	4,704,609
Series 2026J, Rev., 5.00%, 11/1/2036	5,000,000	5,164,750
Black Belt Energy Gas District, Gas Project No. 8 Series 2022A, Rev., 4.00%, 12/1/2029 (c)	2,820,000	2,813,671
County of Jefferson sewer
Series 2024, Rev., 5.00%, 10/1/2037	6,000,000	6,372,348
Series 2024, Rev., 5.25%, 10/1/2042	2,000,000	2,100,449
Energy Southeast A Cooperative District Series 2023A-1, Rev., 5.50%, 1/1/2031 (c)	5,000,000	5,301,908
Lower Alabama Gas District (The), Gas Project
Series 2016A, Rev., 5.00%, 9/1/2031	1,250,000	1,299,170
Series 2025A, Rev., 5.00%, 12/1/2033	22,895,000	23,441,005
Mobile County Industrial Development Authority, Calvert LLC Project
Series 2024A, Rev., AMT, 5.00%, 6/1/2054	9,300,000	8,823,622
Series 2024B, Rev., AMT, 4.75%, 12/1/2054	7,400,000	6,804,153
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Alabama — continued
Selma Industrial Development Board, International Paper Co. Series 2020A, Rev., 4.20%, 5/1/2034	5,000,000	5,054,708
Southeast Alabama Gas Supply District (The), Project No. 2 Series 2024B, Rev., 5.00%, 5/1/2032 (c)	1,500,000	1,558,428
Southeast Energy Authority A Cooperative District, Energy Supply
Series 2025D, Rev., 5.00%, 9/1/2035	2,500,000	2,647,788
Series 2024A, Rev., 5.00%, 11/1/2035	18,125,000	18,438,644
Series 2025H, Rev., 5.00%, 11/1/2035	5,075,000	5,235,420
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (c)	8,820,000	8,780,780
Southeast Energy Authority A Cooperative District, Project No. 3 Series 2022A-1, Rev., 5.50%, 12/1/2029 (c)	1,000,000	1,055,751
Southeast Energy Authority A Cooperative District, Project No.06 Series 2023B, Rev., LIQ : Royal Bank of Canada, 5.00%, 6/1/2030 (c)	5,870,000	6,123,652
University of Alabama (The), Huntsville General Fee Series 2018B-2, Rev., 5.00%, 9/1/2031	95,000	98,928
Total Alabama		309,883,422
Alaska — 0.5%
Alaska Housing Finance Corp., State Capital Project II
Series II 2024A, Rev., 5.00%, 12/1/2027	1,000,000	1,028,763
Series II 2026A, Rev., 5.00%, 6/1/2035	9,000,000	9,903,063
Series II 2026A, Rev., 5.00%, 12/1/2035	6,120,000	6,706,119
Series II 2026A, Rev., 5.00%, 6/1/2036	5,745,000	6,253,956
Series II 2026A, Rev., 5.00%, 12/1/2036	3,500,000	3,792,561
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project
Series 2019A, Rev., 5.00%, 10/1/2033	1,500,000	1,544,290
Series 2019A, Rev., 4.00%, 10/1/2034	2,110,000	2,093,302
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project Series 2025A, Rev., 5.00%, 9/1/2030	1,875,000	2,019,083
Borough of North Slope Series 2025, GO, 5.00%, 6/30/2027	1,220,000	1,243,522
Municipality of Anchorage Series 2024A, Rev., AMT, 5.50%, 2/1/2030	1,800,000	1,920,172
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	195

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Alaska — continued
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation
Series 2021B-1, Rev., 4.00%, 6/1/2050	1,125,000	1,079,397
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	51,383,513	5,609,949
Total Alaska		43,194,177
Arizona — 2.4%
Arizona Board of Regents, State University
Series 2020A, Rev., 5.00%, 7/1/2030	105,000	112,995
Series 2025A, Rev., 5.00%, 7/1/2033	3,500,000	3,889,606
Series 2025A, Rev., 5.00%, 7/1/2034	2,735,000	3,049,304
Series 2026A, Rev., 5.00%, 7/1/2038	565,000	619,483
Series 2026A, Rev., 5.00%, 7/1/2040	1,250,000	1,343,374
Series 2026A, Rev., 5.00%, 7/1/2042	485,000	515,637
Series 2026A, Rev., 5.00%, 7/1/2043	1,100,000	1,164,278
Arizona Department of Transportation State Highway Fund
Series 2026, Rev., 5.00%, 7/1/2040	5,390,000	5,822,580
Series 2026, Rev., 5.00%, 7/1/2042	9,720,000	10,346,409
Arizona Industrial Development Authority, Academies of Math and Science Projects Series 2023, Rev., 4.50%, 7/1/2033 (b)	415,000	416,001
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series 2023A, Rev., 5.00%, 11/1/2028	4,325,000	4,472,402
Series 2023A, Rev., 5.00%, 11/1/2030	1,505,000	1,615,248
Series 2022A, Rev., 5.00%, 11/1/2034	1,550,000	1,669,844
Series 2022A, Rev., 5.00%, 11/1/2036	1,775,000	1,885,437
Series 2020A, Rev., 4.00%, 11/1/2038	200,000	193,108
Series 2023A, Rev., 5.00%, 11/1/2038	1,000,000	1,047,015
Series 2023A, Rev., 5.00%, 11/1/2040	1,950,000	2,015,538
Series 2024A, Rev., 5.00%, 11/1/2040	1,090,000	1,136,584
Series 2024A, Rev., 5.00%, 11/1/2043	1,000,000	1,032,685
Series 2023A, Rev., 5.25%, 11/1/2053	1,000,000	1,010,222
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2025A-2, Rev., 5.13%, 1/1/2059	3,415,000	3,080,917
Arizona Industrial Development Authority, KIPP Nashville Project
Series 2022A, Rev., 5.00%, 7/1/2028	225,000	230,402
Series 2022A, Rev., 5.00%, 7/1/2029	235,000	242,678
Arizona Industrial Development Authority, Macombs Facility Project
Series 2021A, Rev., 4.00%, 7/1/2041	1,000,000	863,761
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Arizona — continued
Series 2021A, Rev., 4.00%, 7/1/2051	1,575,000	1,256,842
Arizona Industrial Development Authority, Multi-Family The Ranches At Gunsmoke Project Series 2024, Rev., 5.00%, 11/1/2026 (c)	2,580,000	2,588,722
City of Avondale Wastewater System
Series 2026A, Rev., 5.00%, 7/1/2035	500,000	559,158
Series 2026A, Rev., 5.00%, 7/1/2037	400,000	443,392
Series 2026A, Rev., 5.00%, 7/1/2042	1,400,000	1,490,224
Series 2026A, Rev., 5.00%, 7/1/2044	1,310,000	1,381,401
City of Buckeye
Series 2025, GO, 5.00%, 7/1/2042	1,080,000	1,140,984
Series 2025, GO, 5.00%, 7/1/2043	1,000,000	1,053,893
City of Buckeye Excise Tax
Series 2025, Rev., 5.00%, 7/1/2036	1,350,000	1,491,185
Series 2025, Rev., 5.00%, 7/1/2037	1,600,000	1,749,978
Series 2025, Rev., 5.00%, 7/1/2038	1,250,000	1,354,135
City of Glendale Water and Sewer, Senior Lien
Series 2024, Rev., 5.00%, 7/1/2040	475,000	503,514
Series 2025, Rev., 5.00%, 7/1/2040	280,000	298,169
Series 2025, Rev., 5.00%, 7/1/2041	470,000	497,672
Series 2025, Rev., 5.00%, 7/1/2043	410,000	431,171
City of Goodyear
Series 2026, GO, 5.00%, 7/1/2042	5,000,000	5,359,724
Series 2026, GO, 5.00%, 7/1/2043	6,555,000	6,989,808
City of Lake Havasu City Wastewater System, Senior Lien
Series 2025, GO, 5.00%, 7/1/2039	1,300,000	1,397,494
Series 2025, GO, 5.00%, 7/1/2041	500,000	530,575
City of Mesa Utility System
Series 2025, Rev., A.G., 5.00%, 7/1/2029	1,750,000	1,857,769
Series 2025, Rev., A.G., 5.00%, 7/1/2031	1,375,000	1,502,553
Series 2025, Rev., A.G., 5.00%, 7/1/2032	2,000,000	2,210,186
Series 2026, Rev., 5.00%, 7/1/2032	6,835,000	7,526,420
Series 2025, Rev., A.G., 5.00%, 7/1/2033	1,000,000	1,112,355
Series 2025, Rev., A.G., 5.00%, 7/1/2034	2,000,000	2,233,639
Series 2025, Rev., A.G., 5.00%, 7/1/2035	1,000,000	1,119,935
Series 2026, Rev., 5.00%, 7/1/2037	6,620,000	7,385,267
Series 2026B, Rev., 5.00%, 7/1/2039	5,445,000	5,905,107
City of Phoenix Civic Improvement Corp., Junior Lien, Wastewater System
Series 2023, Rev., 5.00%, 7/1/2041	1,680,000	1,786,403
Series 2023, Rev., 5.00%, 7/1/2043	3,020,000	3,191,323
SEE NOTES TO FINANCIAL STATEMENTS.

196	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
City of Phoenix Civic Improvement Corp., Subordinate Excise Tax
Series 2025A, Rev., 5.00%, 7/1/2037	2,405,000	2,674,409
Series 2025C, Rev., 5.00%, 7/1/2037	6,750,000	7,506,137
City of Tempe
Series 2026A, GO, 5.00%, 7/1/2039	3,500,000	3,819,602
Series 2026A, GO, 5.00%, 7/1/2040	2,030,000	2,194,635
Series 2026A, GO, 5.00%, 7/1/2041	2,250,000	2,415,258
Series 2026A, GO, 5.00%, 7/1/2042	2,290,000	2,449,013
City of Tucson Water System
Series 2026, Rev., 5.00%, 7/1/2042	2,245,000	2,397,145
Series 2026, Rev., 5.00%, 7/1/2043	3,000,000	3,189,037
Series 2026, Rev., 5.00%, 7/1/2044	2,255,000	2,385,322
Series 2026, Rev., 5.00%, 7/1/2045	1,750,000	1,846,359
City of Yuma Water and Sewer
Series 2025A, Rev., A.G., 5.00%, 7/1/2042	625,000	657,466
Series 2025A, Rev., A.G., 5.00%, 7/1/2043	300,000	314,591
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2028	700,000	716,693
Series 2018A, Rev., 5.00%, 7/1/2029	1,300,000	1,327,532
Maricopa County Industrial Development Authority, Honorhealth
Series 2019A, Rev., 5.00%, 9/1/2037	1,250,000	1,277,052
Series 2024D, Rev., 5.00%, 12/1/2042	2,850,000	2,962,263
Maricopa County Industrial Development Authority, HonorHealth Series 2019A, Rev., 5.00%, 9/1/2034	1,000,000	1,029,259
Maricopa County Industrial Development Authority, Ottawa University Series 2020, Rev., 5.13%, 10/1/2030 (b)	215,000	208,978
Maricopa County Industrial Development Authority, Valley Christian Schools Project Series 2023A, Rev., 6.00%, 7/1/2043 (b)	1,885,000	1,886,444
Maricopa County School District No. 3, Tempe Elementary, School Improvement, Project of 2016 Series 2017A, GO, 5.00%, 7/1/2027	30,000	30,593
Maricopa County Unified School District No. 60 Higley Series 2023, COP, A.G., 5.00%, 6/1/2036	100,000	105,893
Maricopa County Unified School District No. 69 Paradise Valley, Project of 2023 Series 2025B, GO, 5.00%, 7/1/2039	1,000,000	1,074,995
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Arizona — continued
Maricopa County Unified School District No. 80 Chandler, Project of 2025 Series 2026A, GO, 5.00%, 7/1/2042	1,200,000	1,280,675
Maricopa County Union High School District No. 216 Agua Fria, Project of 2023 and 2024
Series 2025, GO, 5.00%, 7/1/2036	1,250,000	1,373,276
Series 2025, GO, 5.00%, 7/1/2037	1,250,000	1,361,056
Series 2025, GO, 5.00%, 7/1/2039	1,200,000	1,283,802
Pima County Unified School District No. 1 Tucson, Project of 2023
Series 2026B, GO, 5.00%, 7/1/2033	1,000,000	1,114,306
Series 2026B, GO, 5.00%, 7/1/2034	850,000	951,788
Series 2026B, GO, 5.00%, 7/1/2035	550,000	617,302
Series 2026B, GO, 5.00%, 7/1/2037	1,250,000	1,374,078
Series 2024A, GO, A.G., 5.00%, 7/1/2040	1,190,000	1,257,881
Salt River Project Agricultural Improvement & Power District, Arizona Electric System Series 2023A, Rev., 5.00%, 1/1/2047	2,770,000	2,839,050
Salt River Project Agricultural Improvement and Power District, Arizona Electric System
Series 2017A, Rev., 5.00%, 1/1/2033	3,000,000	3,076,885
Series 2017A, Rev., 5.00%, 1/1/2034	6,000,000	6,143,675
Series 2024B, Rev., 5.00%, 5/1/2039	6,000,000	6,452,826
Series 2025C, Rev., 5.00%, 1/1/2046	2,000,000	2,089,016
Series 2025C, Rev., 5.00%, 1/1/2047	2,335,000	2,417,754
Series 2025C, Rev., 5.00%, 1/1/2051	10,000,000	10,220,203
Salt Verde Financial Corp. Series 2007-1, Rev., 5.25%, 12/1/2026	100,000	100,502
Town of Queen Creek
Series 2026, COP, 5.00%, 10/1/2042	700,000	740,126
Series 2026, COP, 5.00%, 10/1/2043	950,000	999,530
Series 2026, COP, 5.00%, 10/1/2044	535,000	559,893
Series 2026, COP, 5.00%, 10/1/2045	1,200,000	1,250,972
Series 2026, COP, 5.00%, 10/1/2046	800,000	828,785
Town of Queen Creek Excise Tax Series 2024, Rev., 5.00%, 8/1/2054	5,000,000	5,048,525
Total Arizona		209,975,088
Arkansas — 0.1%
Arkansas Development Finance Authority, Industrial Development , Hybar Steel Project
Series 2026B, Rev., 7.38%, 7/1/2034 (b)	2,000,000	2,067,555
Series 2026A, Rev., AMT, 7.00%, 7/1/2048 (b)	1,000,000	1,106,396
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	197

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arkansas — continued
Arkansas Development Finance Authority, Single Family Mortgage-Backed Securities Loan Program Series 2026B, Rev., GNMA / FNMA / FHLMC, 2.88%, 5/15/2027 (c)	3,250,000	3,247,917
City of Springdale Water and Sewer Series 2025, Rev., 5.00%, 9/1/2033	1,000,000	1,064,298
University of Arkansas, Various Facilities Fayetteville Campus Series 2024B, Rev., 5.00%, 11/1/2031	1,055,000	1,150,815
Total Arkansas		8,636,981
California — 5.7%
Alameda Unified School District-Alameda County, Election of 2022
Series C, GO, 5.00%, 8/1/2043	1,410,000	1,522,278
Series C, GO, 5.00%, 8/1/2044	1,000,000	1,073,433
Series C, GO, 5.00%, 8/1/2045	1,000,000	1,069,795
Series C, GO, 5.00%, 8/1/2047	1,000,000	1,057,873
Alvord Unified School District, 2007 Election Series 2011B, GO, A.G., Zero Coupon, 8/1/2036	6,500,000	4,324,150
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (c)	2,565,000	2,655,135
Series 2021B-1, Rev., 4.00%, 8/1/2031 (c)	26,665,000	26,755,581
Series 2024A, Rev., 5.00%, 4/1/2032 (c)	5,000,000	5,236,214
Series 2024E, Rev., 5.00%, 9/1/2032 (c)	3,000,000	3,141,943
Series 2026G, Rev., 5.00%, 10/1/2034	13,750,000	14,522,868
Series 2025E, Rev., 5.00%, 5/1/2035 (c)	18,475,000	19,448,374
Series 2026C, Rev., 5.25%, 2/1/2036	43,450,000	46,128,058
Series 2026B, Rev., 5.00%, 3/1/2036	25,935,000	26,624,020
California County Tobacco Securitization Agency Series 2006A, Rev., Zero Coupon, 6/1/2046	16,805,000	3,978,290
California County Tobacco Securitization Agency, Golden Gate Tobacco Funding Corp. Series A, Rev., 5.00%, 6/1/2047	2,500,000	2,333,638
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2027	400,000	406,161
Series 2020B-2, Rev., Zero Coupon, 6/1/2055	29,480,000	4,926,804
California County Tobacco Securitization Agency, Sonoma County Securitization Corp. Series 2020B-2, Rev., Zero Coupon, 6/1/2055	6,000,000	1,192,351
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
California Health Facilities Financing Authority, Adventist Health System Series 2024A, Rev., 5.00%, 12/1/2034	4,900,000	5,270,705
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Series 2021A, Rev., 4.00%, 8/15/2048	2,420,000	2,252,342
California Health Facilities Financing Authority, EL Camino Health Series 2025A, Rev., 5.00%, 2/1/2044	1,000,000	1,064,187
California Health Facilities Financing Authority, PIH Health Series 2020A, Rev., 4.00%, 6/1/2050	4,000,000	3,444,466
California Health Facilities Financing Authority, Rady Children's Health Series 2026B-3, Rev., 5.00%, 8/15/2036 (c)	45,000,000	50,636,016
California Health Facilities Financing Authority, Sutter Health Series 2018A, Rev., 4.00%, 11/15/2042	4,000,000	3,711,465
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (b) (c)	26,685,000	16,944,975
California Infrastructure and Economic Development Bank, California Academy of Science Series 2024A, Rev., 3.25%, 8/1/2029	5,000,000	5,011,591
California Infrastructure and Economic Development Bank, Los Angeles County Museum of Art Project Series 2026, Rev., 5.00%, 7/1/2056	3,000,000	3,066,389
California Infrastructure and Economic Development Bank, Segerstrom Center for the Arts
Series 2024, Rev., 5.00%, 1/1/2032	1,890,000	2,061,828
Series 2026, Rev., 5.00%, 7/1/2033	5,000,000	5,529,079
California Municipal Finance Authority
Series 2026-2, Rev., 4.50%, 7/1/2036 (c)	11,000,000	11,041,317
Series 2025-2, Rev., 4.34%, 11/20/2040 (c)	2,979,242	2,876,361
Series 2026A-1, Rev., 4.05%, 7/20/2041	995,692	942,258
California Municipal Finance Authority, Affordable Housing Series 2026-1, Class A-1, Rev., 5.35%, 6/20/2046	1,997,209	2,099,248
California Municipal Finance Authority, Community Health System
Series 2021A, Rev., 5.00%, 2/1/2033	800,000	847,879
Series 2021A, Rev., A.G. - CR, 3.00%, 2/1/2046	5,000,000	3,749,210
SEE NOTES TO FINANCIAL STATEMENTS.

198	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
California Municipal Finance Authority, Eskaton Properties, Inc. Obligated Group
Series 2024, Rev., 5.00%, 11/15/2028	1,430,000	1,486,060
Series 2024, Rev., 5.00%, 11/15/2029	1,000,000	1,052,248
Series 2024, Rev., 5.00%, 11/15/2031	1,105,000	1,185,254
California Municipal Finance Authority, Humangood California Obligated Group Series 2025A, Rev., 5.00%, 10/1/2042	1,675,000	1,700,501
California Municipal Finance Authority, Multi-Family Housing, View At San Bruno Series 2024A-1, Rev., 5.00%, 7/1/2028 (c)	1,750,000	1,816,304
California Municipal Finance Authority, Republic Services, Inc., Project Series 2026A, Rev., AMT, 2.88%, 9/15/2026 (c)	4,550,000	4,549,259
California Municipal Finance Authority, SFMTA Potrero Yard Modernization Project
Series 2026B, Rev., 5.00%, 6/30/2032	2,500,000	2,665,537
Series 2026A, Rev., 5.00%, 9/1/2033	1,000,000	1,108,655
Series 2026A, Rev., 5.00%, 3/1/2034	850,000	943,620
Series 2026A, Rev., 5.00%, 9/1/2034	1,000,000	1,112,360
Series 2026A, Rev., 5.00%, 3/1/2035	1,700,000	1,893,275
Series 2026A, Rev., 5.00%, 9/1/2035	1,100,000	1,225,882
Series 2026A, Rev., 5.00%, 3/1/2036	600,000	668,468
Series 2026A, Rev., 5.00%, 9/1/2036	625,000	692,784
Series 2026A, Rev., 5.25%, 9/1/2051	1,000,000	1,039,734
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project
Series 2023, Rev., AMT, 5.00%, 7/1/2036 (b)	1,865,000	1,997,870
Series 2023, Rev., AMT, 5.00%, 7/1/2037 (b)	1,100,000	1,173,120
Series 2023, Rev., AMT, 5.00%, 11/21/2045 (b)	1,000,000	1,034,902
California Statewide Communities Development Authority, John Muir Health Series 2024A, Rev., 5.00%, 12/1/2028	875,000	920,932
California Statewide Communities Development Authority, Loma Linda University Medical Center
Series 2018A, Rev., 5.25%, 12/1/2048 (b)	1,390,000	1,391,490
Series 2016A, Rev., 5.25%, 12/1/2056 (b)	9,250,000	9,254,548
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
California Statewide Communities Development Authority, Southern California Edison Co. Series 2006C, Rev., 4.50%, 11/1/2033	2,350,000	2,399,187
Chico Unified School District, Election of 2024 Series A, GO, 4.50%, 8/1/2049	1,500,000	1,487,166
City and County of San Francisco, Multiple Capital Improvement Projects Series 2025R-1, COP, 5.00%, 4/1/2041	5,000,000	5,389,128
City of Aliso Viejo Series 2019, COP, 4.00%, 11/1/2028	175,000	180,684
City of Los Angeles Series 2026, Rev., TRAN, 5.00%, 6/24/2027	2,000,000	2,042,007
City of Los Angeles Department of Airports, International Airport Subordinate Series 2021A, Rev., AMT, 5.00%, 5/15/2039	1,240,000	1,279,032
City of Los Angeles Wastewater System, Subordinate Series 2025A, Rev., 5.00%, 6/1/2055	3,000,000	3,109,183
City of Redding Electric System Series 2026, Rev., 5.00%, 6/1/2033	930,000	1,038,624
Colton Joint Unified School District, Election of 2024
Series A, GO, Zero Coupon, 8/1/2047	1,750,000	656,101
Series A, GO, Zero Coupon, 8/1/2048	2,000,000	711,121
Series A, GO, Zero Coupon, 8/1/2049	1,250,000	420,943
Series A, GO, Zero Coupon, 8/1/2050	1,500,000	478,504
Desert Community College District, Election of 2016 Series 2024, GO, 4.00%, 8/1/2051	4,000,000	3,667,133
Desert Sands Unified School District, Election of 2024 Series 2025, GO, 4.00%, 8/1/2050	2,500,000	2,296,397
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
Series 2018A-1, Rev., 5.00%, 6/1/2028 (d)	250,000	260,689
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	127,200,000	11,854,226
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds Series 2022A-1, Rev., 5.00%, 6/1/2051	4,335,000	4,212,955
Huntington Beach Union High School District, Certificate of Participation 2026 School Financing Project
Series 2026, COP, 5.00%, 11/1/2040	1,150,000	1,242,913
Series 2026, COP, 5.00%, 11/1/2041	1,240,000	1,334,858
Series 2026, COP, 5.00%, 11/1/2043	2,450,000	2,627,876
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	199

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Indio Finance Authority, City of Indio
Series 2022A, Rev., 5.00%, 11/1/2028	275,000	289,741
Series 2022A, Rev., 5.00%, 11/1/2029	325,000	348,901
Series 2022A, Rev., 5.00%, 11/1/2030	400,000	435,752
Los Angeles County Development Authority, West LA Building 156 and 157 Apartments Series 2023C, Rev., 3.75%, 9/10/2026 (c)	3,000,000	3,001,158
Los Angeles County Metropolitan Transportation Authority, First Lien I-105 Expresslanes Project
Series 2026A, Rev., 5.00%, 6/1/2040 (e)	500,000	530,034
Series 2026A, Rev., 5.00%, 6/1/2041 (e)	500,000	525,929
Series 2026A, Rev., 5.00%, 6/1/2045 (e)	900,000	931,395
Series 2026A, Rev., 5.00%, 6/1/2046 (e)	500,000	514,435
Series 2026A, Rev., 5.50%, 6/1/2051 (e)	4,000,000	4,225,042
Los Angeles Department of Water and Power Water System
Series 2025C, Rev., 5.00%, 7/1/2029	2,075,000	2,200,045
Series 2020C, Rev., 5.00%, 7/1/2032	1,000,000	1,062,637
Los Angeles Department of Water and Power, Water System Series 2017A, Rev., 4.00%, 7/1/2047	2,000,000	1,799,575
Menlo Park City School District, Capital Appreciation
Series 2015, GO, Zero Coupon, 7/1/2036	1,150,000	762,763
Series 2015, GO, Zero Coupon, 7/1/2037	1,950,000	1,235,163
Series 2015, GO, Zero Coupon, 7/1/2041	1,250,000	629,068
Mountain View-Los Altos Union High School District, Election of 2010 Series C, GO, Zero Coupon, 8/1/2027	1,000,000	977,386
M-S-R Energy Authority Series 2009B, Rev., 7.00%, 11/1/2034	1,000,000	1,175,686
Mt San Antonio Community College District, Election of 2016 Series 2025A, GO, 5.00%, 8/1/2050	1,500,000	1,554,224
Municipal Improvement Corp. of Los Angeles, Real Property Series 2016B, Rev., 4.00%, 11/1/2026	3,000,000	3,007,655
Napa Valley Unified School District, Election of 2024 Series A, GO, 4.50%, 8/1/2055	1,480,000	1,439,922
Ontario Public Financing Authority Series 2025A, Rev., 4.50%, 11/1/2055	4,000,000	3,891,152
Redondo Beach Unified School District, Election of 2024 Series A, GO, 4.63%, 8/1/2055	820,000	813,963
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
River Islands Public Financing Authority, Facilities District No. 2003
Series 2022A-1, A.G., 5.00%, 9/1/2029	100,000	106,567
Series 2022A-1, A.G., 5.00%, 9/1/2030	330,000	356,523
Series 2022A-1, A.G., 5.00%, 9/1/2042	1,000,000	1,048,369
Sacramento Area Flood Control Agency, Consolidated Capital Assessment District No. 2
Series 2026, 5.00%, 10/1/2041	3,530,000	3,849,566
Series 2026, 5.00%, 10/1/2043	3,780,000	4,090,982
Series 2026, 5.00%, 10/1/2045	4,310,000	4,617,844
Series 2026, 5.00%, 10/1/2046	2,000,000	2,129,973
Sacramento Municipal Utility District, Subordinate Electric Series 2026G, Rev., 5.00%, 10/14/2033 (c)	12,925,000	14,329,534
San Diego County Regional Airport Authority Series 2021B, Rev., AMT, 5.00%, 7/1/2051	5,180,000	5,190,242
San Diego County Regional Airport Authority, Senior Private Activity
Series 2023B, Rev., AMT, 5.25%, 7/1/2038	2,000,000	2,148,679
Series 2020C, Rev., AMT, 5.25%, 7/1/2043	4,400,000	4,655,476
Series 2025B, Rev., AMT, 5.25%, 7/1/2044	7,500,000	7,900,065
Series 2023B, Rev., AMT, 5.00%, 7/1/2048	5,460,000	5,503,305
San Joaquin Valley Clean Energy Authority Series 2025A, Rev., 5.50%, 7/1/2035 (c)	2,045,000	2,205,621
Solano Irrigation District, Water Series 2021, COP, 4.00%, 8/1/2031	285,000	292,863
Southern California Logistics Airport Authority, Junior Lien Series 2025A, Rev., A.G., 5.00%, 12/1/2039	1,000,000	1,100,012
Southern California Public Power Authority, Clean Energy Project II Series 2026A, Rev., 5.00%, 11/1/2033	20,000,000	21,032,390
State of California, Various Purpose Series 2003, GO, 5.00%, 11/1/2032	335,000	360,818
Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp. Series 2021A, Class 1, Rev., 5.00%, 6/1/2032	110,000	117,770
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp. Series 2019A, Class 1, Rev., 5.00%, 6/1/2048	3,000,000	3,012,222
SEE NOTES TO FINANCIAL STATEMENTS.

200	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Tracy Public Financing Authority, Legacy Fields Series 2022A, Rev., 5.00%, 11/1/2036	1,035,000	1,123,517
University of California Series 2013AL-3, Rev., VRDO, 2.35%, 9/1/2026 (c)	6,500,000	6,500,000
Ventura Unified School District, Election of 2022 Series 2022B, GO, 4.25%, 8/1/2051	1,000,000	947,967
West Valley-Mission Community College District, Santa Clara and Santa Cruz Counties Election of 2018 Series 2026C, GO, 4.00%, 8/1/2050	4,000,000	3,780,429
Total California		500,300,172
Colorado — 2.7%
Adams and Arapahoe Counties Joint School District 28J Aurora
Series 2026, GO, 5.00%, 12/1/2031 (e)	1,325,000	1,455,630
Series 2025, GO, 5.50%, 12/1/2043	3,375,000	3,721,787
Baseline Metropolitan District No. 1
Series 2024A, GO, A.G., 5.00%, 12/1/2026	500,000	502,723
Series 2024A, GO, A.G., 5.00%, 12/1/2027	1,000,000	1,027,142
Series 2024A, GO, A.G., 5.00%, 12/1/2028	580,000	606,298
Series 2024A, GO, A.G., 5.00%, 12/1/2030	1,500,000	1,605,095
Series 2024A, GO, A.G., 5.00%, 12/1/2031	1,000,000	1,078,424
Board of Governors of Colorado State University System
Series 2025B, Rev., VRDO, LIQ : Bank of America NA, 2.45%, 9/10/2026 (c)	4,090,000	4,090,000
Series 2017C, Rev., 5.00%, 3/1/2043	4,770,000	4,824,434
City and County of Broomfield Series 2026, COP, 5.00%, 2/1/2041	110,000	117,445
City and County of Broomfield Water Activity Enterprise
Series 2026, Rev., 5.00%, 12/1/2041	1,750,000	1,868,063
Series 2026, Rev., 5.00%, 12/1/2042	800,000	850,303
Series 2026, Rev., 5.00%, 12/1/2043	1,000,000	1,059,154
Series 2026, Rev., 5.00%, 12/1/2044	1,250,000	1,315,995
City and County of Denver Series 2020B, GO, 5.00%, 8/1/2029	220,000	234,569
City and County of Denver Airport System
Series 2018A, Rev., AMT, 5.00%, 12/1/2028	2,845,000	2,964,643
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Colorado — continued
Series 2022A, Rev., AMT, 5.00%, 11/15/2032	1,000,000	1,079,562
Series 2018A, Rev., AMT, 5.00%, 12/1/2035	10,505,000	10,759,974
Series 2022A, Rev., AMT, 5.00%, 11/15/2037	8,750,000	9,167,988
Series 2022A, Rev., AMT, 5.50%, 11/15/2038	5,000,000	5,398,436
Series 2018A, Rev., AMT, 4.00%, 12/1/2043	3,380,000	3,051,346
City of Colorado Springs Utilities System Series 2025A, Rev., 5.00%, 11/15/2037	5,900,000	6,531,487
City of Colorado Springs, Multi Family Housing Bradley Apartments Project Series 2025, Rev., 3.15%, 12/1/2029 (c)	5,000,000	4,979,864
Clear Creek Transit Metropolitan District No. 2, Limited Tax Series 2021A, GO, 5.00%, 12/1/2041	574,000	448,953
Colorado Health Facilities Authority Series 2025A, Rev., 5.25%, 5/15/2048	1,000,000	1,007,063
Colorado Health Facilities Authority, Adventist Health System
Series 2024A-1, Rev., 5.00%, 11/15/2029 (c)	4,750,000	5,045,752
Series 2025A, Rev., 5.00%, 11/15/2030 (c)	5,000,000	5,371,667
Series 2026C, Rev., 5.00%, 11/15/2033	9,215,000	10,110,086
Series 2021A, Rev., 4.00%, 11/15/2050	5,750,000	4,964,309
Colorado Health Facilities Authority, Children's Hospital Colorado Project Series 2019A-2, Rev., 5.00%, 8/1/2039	1,225,000	1,245,730
Colorado Health Facilities Authority, CommonSpirit Health
Series 2024A, Rev., 5.00%, 12/1/2029	7,630,000	8,037,485
Series 2019A-2, Rev., 5.00%, 8/1/2031	1,000,000	1,044,291
Series 2019A-2, Rev., 5.00%, 8/1/2032	2,000,000	2,080,078
Series 2025A, Rev., 5.00%, 9/1/2032	8,300,000	8,928,858
Series 2019A-1, Rev., 4.00%, 8/1/2037	1,510,000	1,479,359
Series 2019A-2, Rev., 5.00%, 8/1/2044	12,650,000	12,769,933
Colorado Health Facilities Authority, Covenant Living Communities and Services
Series 2025A, Rev., 5.00%, 12/1/2028	1,000,000	1,036,971
Series 2025A, Rev., 5.00%, 12/1/2031	1,115,000	1,189,399
Series 2025A, Rev., 5.00%, 12/1/2033	1,000,000	1,077,589
Colorado Health Facilities Authority, Intermountain Healthcare Series 2024D, Rev., VRDO, 3.00%, 9/1/2026 (c)	15,000,000	15,000,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	201

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Colorado Housing and Finance Authority, Multi Family Mortgage Housing, Albion Apartments Project Series 2025, Rev., 3.38%, 7/1/2028 (c)	5,000,000	5,017,817
Colorado Housing and Finance Authority, Single Family Mortgage
Series 2023L, Rev., GNMA COLL, 5.75%, 11/1/2053	2,195,000	2,319,457
Series 2025M, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055	11,055,000	12,104,888
Colorado Springs School District No. 11 Facilities Corp.
Series 2024, COP, 5.00%, 12/15/2026	350,000	352,050
Series 2024, COP, 5.00%, 12/15/2037	550,000	589,088
Series 2024, COP, 5.00%, 12/15/2038	600,000	638,055
County of Adams Series 2024, COP, 4.00%, 12/1/2054	1,500,000	1,297,314
Denver City and County School District No. 1 Series 2025A, GO, 5.25%, 12/1/2035	3,920,000	4,459,256
Denver Health and Hospital Authority Series 2025A, Rev., 5.13%, 12/1/2050	1,000,000	959,045
Denver Wastewater Management Division Department of Public Works Series 2016, Rev., 4.00%, 11/1/2046	20,075,000	18,743,506
Dominion Water and Sanitation District
Series 2022, Rev., 5.00%, 12/1/2027	500,000	502,473
Series 2022, Rev., 5.25%, 12/1/2032	1,905,000	1,949,147
El Paso County School District No. 20 Academy Series 2026, GO, 5.00%, 12/15/2031 (e)	1,310,000	1,433,627
El Paso County School District No. 3 Widefield
Series 2025B, GO, 5.25%, 12/1/2043	275,000	294,671
Series 2025B, GO, 5.25%, 12/1/2044	220,000	234,778
Series 2025B, GO, 5.25%, 12/1/2045	125,000	132,937
Series 2025B, GO, 5.25%, 12/1/2046	665,000	702,093
Fort Collins-Loveland Water District, Larimer and Weld Counties, Water Enterprise
Series 2025, Rev., 5.00%, 12/1/2038	1,150,000	1,262,067
Series 2025, Rev., 5.00%, 12/1/2039	1,300,000	1,410,505
Series 2025, Rev., 5.00%, 12/1/2042	1,000,000	1,067,627
Park Creek Metropolitan District
Series 2025, Rev., A.G., 5.00%, 12/1/2032	720,000	787,563
Series 2025, Rev., A.G., 5.00%, 12/1/2034	1,480,000	1,600,048
Series 2025, Rev., A.G., 5.00%, 12/1/2040	1,500,000	1,560,445
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Colorado — continued
Series 2025, Rev., A.G., 5.00%, 12/1/2041	1,375,000	1,427,672
Raindance Metropolitan District No. 1, Non-Potable Water System Series 2020, Rev., 5.00%, 12/1/2040	734,000	722,142
Rocky Mountain Rail Park Metropolitan District, Limited Tax
Series 2021A, GO, 5.00%, 12/1/2031 (b)	750,000	752,480
Series 2021A, GO, 5.00%, 12/1/2041 (b)	750,000	726,872
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado Series 2025A, GO, 5.00%, 4/1/2035 (b)	14,500,000	15,350,080
Third Creek Metropolitan District No. 1, Limited Tax Series 2022A-1, GO, 4.75%, 12/1/2051	1,515,000	1,169,450
Vail Home Partners Corp., Colorado Housing Facilities Series 2025, Rev., 5.88%, 10/1/2055 (b)	2,000,000	2,036,956
Verve Metropolitan District No. 1 Series 2023, GO, 5.75%, 12/1/2033	2,000,000	2,022,275
Total Colorado		232,754,269
Connecticut — 1.6%
Aquarion Water Authority, Connecticut Subordinate Water System Capital Appreciation
Series 2026E, Rev., Zero Coupon, 8/1/2044	3,250,000	1,373,063
Series 2026E, Rev., Zero Coupon, 8/1/2045	3,500,000	1,382,659
Series 2026E, Rev., Zero Coupon, 8/1/2046	3,500,000	1,292,144
Series 2026E, Rev., Zero Coupon, 8/1/2047	1,250,000	423,090
Series 2026E, Rev., Zero Coupon, 8/1/2049	1,710,000	507,862
Series 2026E, Rev., Zero Coupon, 8/1/2051	3,500,000	919,127
Aquarion Water Authority, Connecticut Water System
Series 2026A, Rev., 5.00%, 8/1/2031	1,500,000	1,624,476
Series 2026A, Rev., 5.00%, 8/1/2032	2,750,000	3,002,811
Series 2026A, Rev., 5.00%, 8/1/2033	2,000,000	2,199,123
Series 2026A, Rev., 5.25%, 8/1/2045	2,200,000	2,350,350
Series 2026A, Rev., 5.25%, 8/1/2046	3,000,000	3,191,827
Series 2026C, Rev., Zero Coupon, 8/1/2052	2,275,000	583,688
Series 2026C, Rev., Zero Coupon, 8/1/2054	2,350,000	537,307
SEE NOTES TO FINANCIAL STATEMENTS.

202	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Connecticut — continued
City of New Haven Series 2024, GO, A.G., 5.00%, 8/1/2033	3,000,000	3,300,627
City of Stamford Water Pollution Control System and Facility Series 2013A, Rev., 5.00%, 8/15/2029	300,000	300,568
Connecticut State Health and Educational Facilities Authority, Hartford Healthcare Issue Series 2026A, Rev., A.G., 5.50%, 7/1/2051	2,000,000	2,124,703
Connecticut State Health and Educational Facilities Authority, Yale New Haven Health Issue Series 2024C-1, Rev., VRDO, 2.15%, 9/10/2026 (c)	40,000,000	40,000,000
Connecticut State Health and Educational Facilities Authority, Yale New Heaven Health Series 2024B, Rev., 5.00%, 7/1/2029 (c)	3,750,000	3,949,308
South Central Connecticut Regional Water Authority
Series 40TH, Rev., 5.00%, 8/1/2034	1,000,000	1,123,972
Series 40TH, Rev., 5.00%, 8/1/2035	1,250,000	1,409,438
Series 40TH, Rev., 5.00%, 8/1/2036	2,000,000	2,256,992
Series 40TH, Rev., 5.00%, 8/1/2037	1,310,000	1,463,568
Series 40TH, Rev., 5.00%, 8/1/2038	925,000	1,023,440
Series 40TH, Rev., 5.00%, 8/1/2039	215,000	235,320
Stamford Housing Authority, Mozaic Concierge Living Project Series 2025A, Rev., 6.50%, 10/1/2055	1,515,000	1,556,027
State of Connecticut
Series 2025B, GO, 5.00%, 12/1/2028	4,365,000	4,592,173
Series 2025B, GO, 5.00%, 12/1/2030	1,000,000	1,085,378
Series 2026B, GO, 5.00%, 9/15/2033	12,400,000	13,834,164
Series 2026B, GO, 5.00%, 9/15/2034	10,000,000	11,200,624
Series 2026B, GO, 5.00%, 9/15/2035	14,135,000	15,871,584
Series 2022E, GO, 5.00%, 11/15/2035	2,815,000	3,060,362
State of Connecticut Special Tax
Series 2023A, Rev., 5.00%, 7/1/2037	2,265,000	2,462,518
Series 2023A, Rev., 5.00%, 7/1/2038	1,000,000	1,078,307
State of Connecticut Special Tax, Transportation Infrastructure Purpose
Series 2025A, Rev., 5.00%, 7/1/2040	5,000,000	5,372,724
Series 2025A, Rev., 5.00%, 7/1/2045	3,200,000	3,381,756
Total Connecticut		140,071,080
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Delaware — 0.2%
Delaware State Economic Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2018B, Rev., 5.00%, 11/15/2048	1,000,000	981,637
Delaware State Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 3.60%, 1/1/2031	4,250,000	4,328,967
Delaware State Economic Development Authority, Newark Charter School, Inc., Project Series 2020, Rev., 5.00%, 9/1/2040	1,550,000	1,547,027
Delaware State Housing Authority, Single Family Series 2026B, Rev., GNMA / FNMA / FHLMC, 5.75%, 1/1/2057	5,000,000	5,425,678
State of Delaware Series 2026A, GO, 4.00%, 5/1/2045	4,560,000	4,327,976
Total Delaware		16,611,285
District of Columbia — 1.7%
District of Columbia Housing Finance Agency, Multi Family Housing 2911 Rhode Island Apartments Project Series 2025A, Rev., FHA, 5.00%, 3/1/2028	3,500,000	3,596,187
District of Columbia Income Tax Series 2026A, Rev., 5.00%, 6/1/2049	58,280,000	59,987,884
District of Columbia Water and Sewer Authority, Subordinate Lien
Series 2026B, Rev., 5.00%, 10/1/2038	11,395,000	12,484,317
Series 2025B, Rev., 5.25%, 10/1/2050	5,250,000	5,494,969
District of Columbia, Georgetown University Issue Series 2025A, Rev., 5.00%, 4/3/2035 (c)	21,500,000	23,104,440
District of Columbia, Income Tax Series 2019A, Rev., 5.00%, 3/1/2029	100,000	105,639
District of Columbia, Kipp DC Project Series 2019, Rev., 4.00%, 7/1/2039	100,000	92,036
Metropolitan Washington Airports Authority Aviation
Series 2024A, Rev., AMT, 5.00%, 10/1/2026	1,270,000	1,272,173
Series 2021A, Rev., AMT, 5.00%, 10/1/2031	1,360,000	1,457,005
Series 2020A, Rev., AMT, 4.00%, 10/1/2035	1,750,000	1,735,257
Washington Metropolitan Area Transit Authority Series 2017B, Rev., 5.00%, 7/1/2032	5,750,000	5,837,403
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	203

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
District of Columbia — continued
Washington Metropolitan Area Transit Authority Dedicated, Second Lien
Series 2023A, Rev., 5.00%, 7/15/2048	7,200,000	7,314,724
Series 2025A, Rev., 5.25%, 7/15/2055	12,500,000	12,754,106
Series 2024A, Rev., 4.38%, 7/15/2056	10,690,000	9,898,778
Washington Metropolitan Area Transit Authority Dedicated, Sustainability Bonds Series 2023A, Rev., 5.00%, 7/15/2037	1,500,000	1,599,606
Total District of Columbia		146,734,524
Florida — 2.8%
Capital Trust Authority, IPS Enterprises, Inc., Projects
Series 2023A, Rev., 5.13%, 6/15/2033 (b)	1,450,000	1,486,772
Series 2023A, Rev., 6.00%, 6/15/2043 (b)	2,060,000	2,098,704
Central Florida Expressway Authority, Senior Lien
Series 2025A, Rev., 5.00%, 7/1/2038	3,150,000	3,397,993
Series 2025A, Rev., 5.00%, 7/1/2039	2,850,000	3,042,071
City of Gainesville Utilities System Series 2026B, Rev., 5.00%, 10/1/2031	3,200,000	3,448,820
City of Jacksonville
Series 2024, Rev., 5.00%, 10/1/2026	1,690,000	1,693,205
Series 2024, Rev., 5.00%, 10/1/2028	1,400,000	1,466,780
Series 2024, Rev., 5.00%, 10/1/2029	1,305,000	1,390,228
City of Palm Coast Utility System
Series 2026, Rev., 5.00%, 10/1/2037	1,100,000	1,203,627
Series 2026, Rev., 5.00%, 10/1/2038	1,350,000	1,462,724
City of West Palm Beach Utility System Series 2017A, Rev., 5.00%, 10/1/2042	5,095,000	5,128,636
Collier County Educational Facilities Authority, Ave Maria University, Inc., Project Series 2023, Rev., 5.00%, 6/1/2027	1,930,000	1,944,410
County of Lee Airport
Series 2021A, Rev., AMT, 5.00%, 10/1/2031	400,000	428,531
Series 2021B, Rev., AMT, 5.00%, 10/1/2031	1,840,000	1,971,242
Series 2026A-2, Rev., AMT, 5.00%, 10/1/2031 (c)	3,000,000	3,178,524
County of Miami-Dade Series 2009, Rev., Zero Coupon, 10/1/2040	5,000,000	2,655,838
County of Miami-Dade Aviation System Series 2024A, Rev., AMT, 5.00%, 10/1/2035	4,805,000	5,150,484
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
County of Miami-Dade Seaport Department Series 2026A, Rev., AMT, 5.00%, 10/1/2056 (e)	4,000,000	3,911,185
County of Miami-Dade Water and Sewer System Series 2025A, Rev., 4.50%, 10/1/2051	7,190,000	6,850,438
County of Miami-Dade, Building Better Communities Program Series 2016A, GO, 5.00%, 7/1/2034	5,355,000	5,390,992
County of Palm Beach Series 2021A, Rev., 4.00%, 12/1/2032	2,070,000	2,129,917
Florida Atlantic University Finance Corp., Student Housing Project Series 2019B, Rev., 5.00%, 7/1/2032	250,000	260,860
Florida Department of Children and Families, Evaluation Treatment Center Financing Corp. Project Series 2021B, COP, 5.00%, 10/1/2028	210,000	220,061
Florida Development Finance Corp., Brightline Florida Passenger Rail Project
Series 2024, Rev., AMT, 5.25%, 7/1/2047	1,500,000	1,102,500
Series 2024, Rev., AMT, 5.50%, 7/1/2053	6,250,000	4,593,750
Florida Development Finance Corp., GFL Solid Waste Southeast LLC Project Series 2024A, Rev., AMT, 4.38%, 10/1/2031 (b) (c)	1,000,000	998,365
Florida Development Finance Corp., Tampa General Hospital Project Series 2026B, Rev., 5.00%, 10/1/2031 (c)	2,000,000	2,132,855
Florida Housing Finance Corp., Homeowner Mortgage
Series 2022 1, Rev., GNMA / FNMA / FHLMC, 3.50%, 7/1/2052	845,000	842,980
Series 2024-5, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	3,000,000	3,245,042
Series 2025 5, Rev., GNMA / FNMA / FHLMC, 6.25%, 7/1/2056	4,995,000	5,469,862
Florida Housing Finance Corp., Homeowner Mortgage Residence at Claude Pepper Series 2026M, Rev., 3.10%, 6/1/2030 (c)	1,750,000	1,737,864
Florida Housing Finance Corp., Multi-Family Mortgage Ekos at Bayonet Point II Series 2026Q, Rev., 3.30%, 9/1/2029 (c)	2,900,000	2,908,239
Florida Local Government Finance Commission, Bridgeprep Academy Project Series 2025A, Rev., 6.25%, 6/15/2055 (b)	8,000,000	8,093,807
SEE NOTES TO FINANCIAL STATEMENTS.

204	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Florida Local Government Finance Commission, Fleet Landing at Nocatee Project Series 2025A, Rev., 6.63%, 11/15/2045 (b)	3,000,000	3,196,909
Florida Municipal Loan Council, Village of Palmetto Bay Series 2021A, Rev., 4.00%, 10/1/2028	75,000	76,791
Florida Municipal Power Agency, All-Requirements Power Supply Project Series 2025A, Rev., 5.00%, 10/1/2034	3,770,000	4,105,744
Florida State Board of Governors University of North Florida Dormitory
Series 2023A, Rev., 5.00%, 11/1/2041	2,205,000	2,306,267
Series 2023A, Rev., 5.00%, 11/1/2042	2,675,000	2,793,275
Florida State Board of Governors, University of Florida Mandatory Student Fee Series 2021A, Rev., A.G., 5.00%, 11/1/2028	100,000	104,716
Greater Orlando Aviation Authority, United Airlines, Inc., Project
Series 2025, Rev., AMT, 5.25%, 11/1/2034	6,000,000	6,329,108
Series 2025, Rev., AMT, 5.25%, 11/1/2035	7,560,000	7,921,730
Hillsborough County Housing Finance Authority, Multi- Family Tampa 47th Street Apartments Series 2025A, Rev., FNMA COLL, 5.00%, 12/1/2042	3,260,000	3,302,195
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024E, Rev., VRDO, LIQ : Royal Bank of Canada, 3.00%, 9/1/2026 (c)	2,900,000	2,900,000
Jacksonville Housing Finance Authority, Multi- Family Egret Landing Series 2025, Rev., 3.40%, 7/1/2028 (c)	3,250,000	3,253,956
JEA Electric System
Series 2024A- 3, Rev., A.G., 5.00%, 10/1/2037	1,950,000	2,126,489
Series 2024A-3, Rev., A.G., 5.00%, 10/1/2038	2,500,000	2,704,745
Lee County Industrial Development Authority, Lee Health System, Inc. Project Series 2026A-2, Rev., 5.00%, 4/1/2033 (c)	5,000,000	5,392,086
Lee County School Board (The)
Series 2023A, COP, 5.00%, 8/1/2042	6,725,000	7,020,708
Series 2023A, COP, 4.00%, 8/1/2048	1,500,000	1,329,436
Manatee County School District Series 2026, COP, 5.00%, 7/1/2045	3,000,000	3,111,094
Marion County School Board Series 2024, COP, A.G., 5.25%, 6/1/2044	1,465,000	1,534,249
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Miami Beach Redevelopment Agency, City Center Historic Convention Village Series 2025, Rev., A.G., 5.00%, 2/1/2036	3,000,000	3,279,893
Miami-Dade County Housing Finance Authority, Amber Station Series 2025A, Rev., 3.25%, 8/1/2029 (c)	7,750,000	7,767,827
Middleton Community Development District A, City of Wildwood, Florida Special Assessment Series 2022, 5.85%, 5/1/2037	960,000	1,006,879
Orange County Health Facilities Authority, Orlando Health Obligated Group Series 2023A, Rev., 5.00%, 10/1/2036	750,000	798,042
Orlando Community Redevelopment Agency, Tax Increment
Series 2026A, Rev., 5.00%, 9/1/2028	1,120,000	1,159,204
Series 2026A, Rev., 5.00%, 9/1/2030	1,000,000	1,059,088
Series 2026A, Rev., 5.00%, 9/1/2032	1,500,000	1,612,892
Orlando Utilities Commission Series 2024B, Rev., 5.00%, 10/1/2036	1,215,000	1,337,915
Orlando Utilities Commission, Utility System
Series 2015B, Rev., VRDO, LIQ : TD Bank NA, 2.27%, 9/10/2026 (c)	2,000,000	2,000,000
Series 2025A, Rev., 5.00%, 10/1/2033	1,000,000	1,116,653
Series 2025A, Rev., 5.00%, 10/1/2034	1,095,000	1,228,323
Series 2025A, Rev., 5.00%, 10/1/2035	1,260,000	1,399,955
Series 2025A, Rev., 5.00%, 10/1/2036	1,000,000	1,101,165
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group
Series 2016, Rev., 5.00%, 11/15/2032	240,000	240,620
Series 2025B, Rev., 5.00%, 11/15/2049	3,485,000	3,444,143
Series 2025B, Rev., 5.00%, 11/15/2055	5,000,000	4,863,621
Palm Beach County Health Facilities Authority, Jupiter Medical Center Series 2025, Rev., 5.25%, 11/1/2055	4,250,000	4,132,535
Palm Beach County Health Facilities Authority, Lifespace Communities, Inc. Series 2019B, Rev., 5.00%, 5/15/2053	3,230,000	2,963,239
Peace River Manasota Regional Water Supply Authority, Utility System
Series 2025A, Rev., 5.25%, 10/1/2044	6,780,000	7,253,403
Series 2025A, Rev., 5.25%, 10/1/2046	2,000,000	2,121,279
Series 2025A, Rev., 5.25%, 10/1/2047	5,055,000	5,331,714
Series 2025A, Rev., 5.25%, 10/1/2050	5,250,000	5,491,399
Seminole County Industrial Development Authority, Legacy Pointe at UCF Project
Series 2019A, Rev., 5.25%, 11/15/2039	1,500,000	1,462,360
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	205

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Series 2019A, Rev., 5.50%, 11/15/2049	3,225,000	2,987,605
Series 2019A, Rev., 5.75%, 11/15/2054	2,000,000	1,870,611
Southeast Overtown Park West Community Redevelopment Agency, Flag Tax Increment
Series 2025A, Rev., A.G., 5.00%, 3/1/2033	2,500,000	2,713,223
Series 2025A, Rev., A.G., 5.00%, 3/1/2034	3,000,000	3,270,948
State of Florida Board of Education, Public Education Capital Outlay
Series 2017B, GO, 5.00%, 6/1/2031	75,000	76,172
Series 2019D, GO, 3.00%, 6/1/2038	2,000,000	1,745,566
State of Florida Department of Transportation Turnpike System Series 2024D, Rev., 4.00%, 7/1/2048	1,390,000	1,249,002
State of Florida, Right of Way Acquisition and Bridge Construction Series 2024A, GO, 5.00%, 7/1/2038	2,490,000	2,687,574
Tampa Bay Water, Regional Water Supply Authority, Utility System
Series 2026A, Rev., 5.00%, 10/1/2049	2,900,000	2,978,188
Series 2026A, Rev., 5.00%, 10/1/2050	3,200,000	3,277,881
Series 2026A, Rev., 5.00%, 10/1/2051	5,950,000	6,080,335
Series 2026A, Rev., 5.00%, 10/1/2055	5,000,000	5,078,041
Tampa-Hillsborough County Expressway Authority Series 2017B, Rev., 5.00%, 7/1/2031	40,000	41,479
Village Community Development District No. 15
Series 2023, 4.25%, 5/1/2028 (b)	95,000	95,919
Series 2023, 4.85%, 5/1/2038 (b)	1,000,000	1,015,686
Total Florida		247,887,183
Georgia — 3.4%
Atlanta Urban Residential Finance Authority, Multi-Family Housing North Block Series 2025, Rev., FHA, 3.40%, 2/1/2028 (c)	1,500,000	1,505,174
Bartow County Development Authority, Pollution Control, Georgia Power Co. Plant Bowen Project Series 2009-1, Rev., 3.95%, 3/8/2028 (c)	4,000,000	4,050,401
Brookhaven Development Authority, Children's Healthcare of Atlanta Series 2019A, Rev., 4.00%, 7/1/2049	11,090,000	9,915,508
City of Atlanta Department of Aviation
Series 2025BB-1, Rev., AMT, 5.25%, 7/1/2042	1,000,000	1,051,699
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Georgia — continued
Series 2025BB-1, Rev., AMT, 5.25%, 7/1/2043	1,200,000	1,254,990
Series 2025BB-1, Rev., AMT, 5.25%, 7/1/2044	1,400,000	1,456,369
Series 2025BB-1, Rev., AMT, 5.25%, 7/1/2045	1,500,000	1,554,092
City of Atlanta Water and Wastewater, Subordinate Lien Series 2026, Rev., 5.00%, 11/1/2032	2,965,000	3,286,130
City of Atlanta, Airport Passenger Facility Charge, Subordinate Lien Series 2019D, Rev., AMT, 4.00%, 7/1/2037	2,350,000	2,308,941
City of Atlanta, Georgia Airport Series 2019B, Rev., AMT, 5.00%, 7/1/2031	1,810,000	1,889,812
City of Cartersville Water and Sewer Series 2026, Rev., 5.00%, 6/1/2056	2,435,000	2,484,453
City of Gainesville Water and Sewerage
Series 2026, Rev., 5.00%, 11/15/2039	1,000,000	1,084,251
Series 2026, Rev., 5.00%, 11/15/2040	1,550,000	1,667,281
Series 2026, Rev., 5.00%, 11/15/2042	1,000,000	1,065,782
Cobb-Marietta Coliseum and Exhibit Hall Authority, Galleria Center Project
Series 2025, Rev., 5.50%, 10/1/2050	1,750,000	1,856,153
Series 2025, Rev., 5.50%, 10/1/2053	2,000,000	2,106,455
College Park Housing Authority Series 2025, Rev., 3.45%, 4/1/2028 (c)	1,500,000	1,507,211
Columbia County Hospital Authority, Wellstart Health System Inc., Project Series 2023B, Rev., 5.00%, 4/1/2042	2,000,000	2,070,072
County of DeKalb Water and Sewerage Series 2006B, Rev., 5.25%, 10/1/2026	5,525,000	5,537,506
Development Authority for Fulton County, Robert W. Woodruff Arts Center, Inc. Project
Series 2026, Rev., 5.00%, 3/15/2036	1,420,000	1,558,425
Series 2026, Rev., 5.00%, 3/15/2038	1,390,000	1,495,964
Series 2026, Rev., 5.00%, 3/15/2039	1,550,000	1,652,851
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2013-1, Rev., 3.38%, 3/12/2027 (c)	1,015,000	1,016,911
Development Authority of Cobb County (The), Kennesaw State University Housing Real Estate Foundation Project Series 2026C, Rev., 5.50%, 6/15/2057	700,000	686,515
Douglasville-Douglas County Water and Sewer Authority Series 2025, Rev., 5.00%, 6/1/2042	7,375,000	7,823,466
SEE NOTES TO FINANCIAL STATEMENTS.

206	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — continued
Fayette County Development Authority, United States Soccer Federation, Inc., Project Series 2024, Rev., 5.25%, 10/1/2054	2,640,000	2,653,939
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project Series 2024, Rev., RAN, 5.00%, 10/15/2030	3,605,000	3,863,725
George L Smith II Congress Center Authority, Convention Center Hotel First Series 2021A, Rev., 4.00%, 1/1/2054	4,055,000	3,298,906
George L Smith II Congress Center Authority, Convention Center Hotel Second Series 2021B, Rev., 5.00%, 1/1/2054 (b)	2,500,000	2,341,332
Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects
Series 2019, Rev., 3.00%, 6/15/2032	1,175,000	1,108,750
Series 2019, Rev., 4.00%, 6/15/2038	1,425,000	1,378,024
Series 2019, Rev., 4.00%, 6/15/2039	1,785,000	1,699,662
Georgia Housing and Finance Authority, Single Family Mortgage
Series 2025C, Rev., 6.25%, 12/1/2055	4,920,000	5,368,063
Series 2026C, Rev., FHA, 6.25%, 12/1/2056 (e)	5,360,000	6,049,354
Henry County, Water and Sewerage Authority Series 2005, Rev., A.G. - CR, BHAC - CR, NATL - RE, 5.25%, 2/1/2028	5,000,000	5,186,569
Houston County School District, Sales Tax
Series 2026, GO, 5.00%, 9/1/2031	1,000,000	1,093,077
Series 2026, GO, 5.00%, 9/1/2032	700,000	772,055
Laurens County School District Series 2026, GO, 5.00%, 3/1/2037	1,000,000	1,113,307
Lawrenceville Housing Authority, Applewood Towers Project Series 2024B, Rev., 5.00%, 10/1/2027 (c)	1,615,000	1,649,193
Main Street Energy, Inc., Energy Project Series 2026A, Rev., 5.00%, 10/1/2033	12,500,000	13,122,944
Main Street Natural Gas, Inc., Gas Supply
Series 2021C, Rev., 4.00%, 12/1/2028 (c)	2,500,000	2,525,484
Series 2022B, Rev., 5.00%, 6/1/2029 (c)	30,240,000	31,262,605
Series 2023B, Rev., 5.00%, 3/1/2030 (c)	14,215,000	14,820,690
Series 2023A, Rev., 5.00%, 6/1/2030 (c)	5,390,000	5,588,564
Series 2023C, Rev., 5.00%, 9/1/2030 (c)	2,500,000	2,615,463
Series 2023D, Rev., 5.00%, 12/1/2030 (c)	3,500,000	3,635,295
Series 2024D, Rev., 5.00%, 4/1/2031 (c)	18,190,000	19,106,650
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Georgia — continued
Series 2023E, Subseries E-1, Rev., 5.00%, 6/1/2031 (c)	4,230,000	4,457,817
Series 2024A, Rev., 5.00%, 9/1/2031 (c)	14,690,000	15,502,195
Series 2024E, Rev., 5.00%, 12/1/2032 (c)	18,310,000	19,104,271
Series 2025B, Rev., 5.00%, 12/1/2035 (c)	17,500,000	18,270,514
Metropolitan Atlanta Rapid Transit Authority, Sales Tax
Series 2023A, Rev., 5.00%, 7/1/2039	900,000	960,853
Series 2026A, Rev., 5.00%, 7/1/2042	600,000	642,164
Series 2026A, Rev., 5.00%, 7/1/2043	1,000,000	1,066,332
Series 2026A, Rev., 5.00%, 7/1/2045	1,000,000	1,057,529
Municipal Electric Authority of Georgia Project Series 2024B, Rev., 5.00%, 1/1/2028	1,000,000	1,031,017
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project
Series 2019B, Rev., 5.00%, 1/1/2048	3,000,000	2,964,750
Series 2019A, Rev., 5.00%, 1/1/2049	8,000,000	7,915,953
Series 2019A, Rev., 5.00%, 1/1/2049	2,000,000	2,003,031
Series 2019A, Rev., 4.00%, 1/1/2059	6,000,000	4,972,947
Series 2019A, Rev., 5.00%, 1/1/2063	4,020,000	3,951,125
Paulding County Hospital Authority Series 2026A, Rev., 5.00%, 4/1/2036	4,000,000	4,405,964
Paulding County School District
Series 2025, GO, 5.00%, 2/1/2030	3,055,000	3,272,136
Series 2025, GO, 5.00%, 2/1/2031	1,750,000	1,900,669
Rome Building Authority, Rome City School Project Series 2023, Rev., 5.00%, 3/1/2036	1,000,000	1,090,061
Roswell Development Authority, Wellsatar Healthcare, Inc. Series 2025A, Rev., VRDO, LOC : Truist Bank, 3.00%, 9/1/2026 (c)	9,200,000	9,200,000
Savannah Georgia Convention Center Authority
Series 2025C, Rev., A.G., 5.00%, 6/1/2038	250,000	267,290
Series 2025C, Rev., A.G., 5.00%, 6/1/2039	275,000	291,226
Series 2025C, Rev., A.G., 5.00%, 6/1/2040	300,000	314,965
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	207

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — continued
Walton County Water and Sewer Authority, Hard Labor Creek Reservoir Water Treatment Facility Project
Series 2022, Rev., 5.25%, 2/1/2034	100,000	111,150
Series 2022, Rev., 5.25%, 2/1/2035	135,000	149,159
Total Georgia		297,043,181
Guam — 0.1%
Guam Government Waterworks Authority Series 2024A, Rev., 5.00%, 7/1/2040	1,810,000	1,856,064
Territory of Guam Series 2025G, Rev., 5.00%, 1/1/2035	2,600,000	2,807,362
Total Guam		4,663,426
Hawaii — 0.2%
City and County of Honolulu
Series D, GO, 5.00%, 9/1/2032	45,000	45,971
Series 2025F, GO, 5.00%, 7/1/2033	9,590,000	10,692,440
State of Hawaii Series FK, GO, 5.00%, 5/1/2033	30,000	30,398
State of Hawaii Airports System Series 2025C, Rev., AMT, 5.00%, 7/1/2043	3,150,000	3,252,647
State of Hawaii Department of Budget and Finance, The Queen's Health Systems Series 2025B, Rev., VRDO, LOC : Barclays Bank plc, 2.95%, 9/1/2026 (c)	5,125,000	5,125,000
Total Hawaii		19,146,456
Idaho — 0.3%
Idaho Health Facilities Authority, St. Luke's Health System Project
Series 2021A, Rev., 5.00%, 3/1/2029	35,000	36,637
Series 2025B, Rev., 5.00%, 3/1/2032 (c)	10,295,000	11,045,870
Series 2025C, Rev., 5.00%, 3/1/2035 (c)	4,250,000	4,582,883
Idaho Housing and Finance Association, Single Family Mortgage
Series 2025C, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	5,215,000	5,790,520
Series 2026A, Rev., GNMA / FNMA / FHLMC, 6.00%, 1/1/2057	4,200,000	4,641,711
Idaho Housing and Finance Association, Transporation Expansion and Congestion, Sales Tax Series 2025A, Rev., 4.00%, 8/15/2050	2,500,000	2,262,174
Idaho Housing and Finance Association, Transportation Expansion and Congestion Mitigation Fund Series 2022A, Rev., 5.00%, 8/15/2035	500,000	541,425
Total Idaho		28,901,220
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — 4.6%
Board of Trustees of the University of Illinois (The) Series 2021A, Rev., 5.00%, 4/1/2029	450,000	473,918
Chicago Midway International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.00%, 1/1/2030	3,000,000	3,166,322
Series 2023C, Rev., AMT, 5.00%, 1/1/2034	3,500,000	3,776,762
Series 2023C, Rev., AMT, 5.00%, 1/1/2037	2,500,000	2,631,737
Series 2023A, Rev., AMT, 5.75%, 1/1/2048	2,335,000	2,444,226
Series 2023A, Rev., AMT, 5.50%, 1/1/2053	1,100,000	1,127,987
Chicago O'Hare International Airport, Customer Facility Charge Senior Lien
Series 2023, Rev., 5.00%, 1/1/2036	1,265,000	1,357,770
Series 2023, Rev., 5.00%, 1/1/2037	825,000	879,836
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2020A, Rev., 5.00%, 1/1/2034	200,000	210,604
Series 2026A, Rev., 5.00%, 1/1/2045	4,000,000	4,131,404
Series 2026A, Rev., 5.00%, 1/1/2047	3,695,000	3,775,131
Chicago Transit Authority Sales Tax Receipts Fund Series 2024A, Rev., 5.00%, 12/1/2049	13,750,000	13,865,463
City of Chicago
Series 2025B, GO, 5.50%, 1/1/2041	6,500,000	6,570,208
Series 2019A, GO, 5.50%, 1/1/2049	1,520,000	1,480,789
Series 2025A, GO, 6.00%, 1/1/2050	2,110,000	2,172,599
City of Chicago, Waterworks, Second Lien
Series 2001, Rev., AMBAC, 5.75%, 11/1/2030	9,285,000	9,742,443
Series 2023B, Rev., A.G., 5.00%, 11/1/2039	3,160,000	3,286,580
Series 2023A, Rev., A.G., 5.25%, 11/1/2053	365,000	372,775
City of Highland Park Series 2021, GO, 4.00%, 12/30/2028	35,000	35,921
Cook County School District No. 87 Berkeley Series 2021, GO, A.G., 4.00%, 12/1/2030	35,000	35,735
County of Cook Sales Tax
Series 2018, Rev., 5.00%, 11/15/2031	3,600,000	3,676,572
Series 2018, Rev., 5.00%, 11/15/2034	2,000,000	2,030,451
Series 2026, Rev., 5.25%, 11/15/2048	1,425,000	1,479,138
SEE NOTES TO FINANCIAL STATEMENTS.

208	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Series 2026, Rev., 5.25%, 11/15/2051	5,120,000	5,252,674
County of Lake, Sales Tax Series 2019, GO, 4.00%, 11/30/2027	100,000	101,747
DuPage and Cook Counties, Community Unit School District No. 205 Elmhurst Series 2022, GO, 4.00%, 9/15/2042	1,060,000	984,672
Illinois Development Finance Authority, Solid waste Management, Inc., Project Series 2019, Rev., AMT, 3.45%, 11/2/2026 (c)	2,250,000	2,252,420
Illinois Development Finance Authority, St. Vincent DE Paul Center Project Series 2000A, Rev., 2.85%, 3/1/2030 (c)	1,500,000	1,459,604
Illinois Finance Authority, Centerpointjoliet Terminal
Series 2020, Rev., AMT, 4.13%, 12/31/2034 (b) (c)	13,130,000	12,832,835
Series 2017, Rev., AMT, 4.80%, 7/2/2035 (b) (c)	3,500,000	3,561,724
Illinois Finance Authority, Lake Forest College
Series 2022A, Rev., 5.00%, 10/1/2029	320,000	330,578
Series 2022A, Rev., 5.00%, 10/1/2030	205,000	212,622
Series 2022A, Rev., 5.00%, 10/1/2031	235,000	244,212
Illinois Finance Authority, Navy Pier, Inc. Series 2024B, Rev., 5.00%, 10/1/2049 (b)	1,700,000	1,550,990
Illinois Finance Authority, Northwestern Memorial Healthcare
Series 2021B, Rev., VRDO, LIQ : Royal Bank of Canada, 3.00%, 9/1/2026 (c)	1,250,000	1,250,000
Series 2021C, Rev., VRDO, LIQ : Barclays Bank plc, 3.00%, 9/1/2026 (c)	29,335,000	29,335,000
Series 2021E, Rev., VRDO, 2.15%, 9/10/2026 (c)	22,300,000	22,300,000
Illinois Finance Authority, Silver Cross Hospital and Medical Centers
Series 2025B-1, Rev., 5.00%, 8/15/2030 (c)	3,500,000	3,686,379
Series 2025B-2, Rev., 5.00%, 8/15/2035 (c)	8,500,000	9,251,390
Illinois Finance Authority, The Moorings of Arlington Heights Series 2025A, Rev., 5.13%, 11/1/2046	1,500,000	1,480,386
Illinois Finance Authority, Uchicago Medicine Series 2022B-2, Rev., 5.00%, 8/15/2027 (c)	1,000,000	1,013,900
Illinois Finance Authority, University of Chicago Medical Center (The) Series 2025A-2, Rev., 5.00%, 8/15/2032 (c)	4,000,000	4,289,274
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — continued
Illinois Housing Development Authority
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 10/1/2054	810,000	866,603
Series 2024E, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	2,965,000	3,204,108
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	4,895,000	5,411,166
Series 2025D, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	7,605,000	8,443,239
Series 2026H, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2056 (e)	2,000,000	2,246,829
Series 2026E, Rev., GNMA / FNMA / FHLMC, 6.50%, 10/1/2056	9,455,000	10,740,328
Illinois Housing Development Authority, Island Terrace
Series 2023, Rev., 2.80%, 4/1/2028 (c)	3,100,000	3,082,152
Series 2026, Rev., 2.80%, 4/1/2028 (c)	1,750,000	1,740,727
Illinois Housing Development Authority, Multi-Family Housing Leclaire A-North Series 2026, Rev., 3.35%, 2/1/2030 (c)	3,400,000	3,410,700
Illinois Municipal Electric Agency, Power Supply System Series 2025A, Rev., A.G., 5.00%, 2/1/2033	7,500,000	8,227,901
Illinois State Toll Highway Authority Series 2024A, Rev., 5.00%, 1/1/2038	2,360,000	2,541,695
Lake County Community Consolidated School District No. 3 Beach Park Series 2020, GO, A.G., 4.00%, 2/1/2032	175,000	176,709
Metropolitan Water Reclamation District of Greater Chicago, Unlimited Tax
Series 2026C, GO, 5.00%, 12/1/2031 (e)	9,030,000	9,862,273
Series 2026D, GO, 5.00%, 12/1/2031 (e)	1,505,000	1,643,712
Park Ridge Park District Series 2023B, GO, 4.00%, 12/1/2042	1,030,000	982,045
Sales Tax Securitization Corp.
Series 2018C, Rev., 5.50%, 1/1/2030	10,000,000	10,563,335
Series 2018C, Rev., 5.50%, 1/1/2032	22,820,000	24,000,104
Series 2018C, Rev., 5.25%, 1/1/2034	13,520,000	14,089,589
Series 2018C, Rev., 5.25%, 1/1/2035	9,000,000	9,355,369
Sales Tax Securitization Corp., Second Lien Series 2023C, Rev., 5.00%, 1/1/2034	2,340,000	2,525,925
Sales Tax Securitization Corp., Senior Lien
Series 2023C, Rev., 5.00%, 1/1/2033	1,000,000	1,051,324
Series 2024A, Rev., 5.00%, 1/1/2035	1,500,000	1,636,261
Southern Illinois University, Housing and Auxiliary Facilities
Series 2022A, Rev., 5.00%, 4/1/2029	675,000	704,363
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	209

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Series 2022A, Rev., 5.00%, 4/1/2030	800,000	843,146
Series 2022A, Rev., 5.00%, 4/1/2031	575,000	611,476
Series 2022A, Rev., 5.00%, 4/1/2032	510,000	546,255
State of Illinois
Series 2017D, GO, 5.00%, 11/1/2026	5,175,000	5,193,819
Series 2017A, GO, 5.00%, 12/1/2026	1,000,000	1,005,471
Series 2016, GO, 5.00%, 2/1/2027	1,000,000	1,009,172
Series 2024B, GO, 5.00%, 5/1/2027	1,000,000	1,014,512
Series 2018A, GO, 5.00%, 10/1/2027	2,590,000	2,650,644
Series 2006, GO, 5.50%, 1/1/2029	5,000,000	5,293,362
Series 2022A, GO, 5.00%, 3/1/2029	500,000	524,398
Series 2018B, GO, 5.00%, 10/1/2029	2,000,000	2,077,406
Series 2016, GO, 4.00%, 6/1/2032	1,000,000	1,000,140
Series 2022B, GO, 5.00%, 10/1/2032	10,000,000	10,810,520
Series 2020B, GO, 4.00%, 10/1/2033	2,400,000	2,410,022
Series 2018A, GO, 5.00%, 10/1/2033	1,000,000	1,028,483
Series 2022A, GO, 5.00%, 3/1/2034	5,765,000	6,145,417
Series 2022A, GO, 5.00%, 3/1/2035	12,000,000	12,723,358
Series 2024, GO, 5.00%, 2/1/2037	3,000,000	3,200,145
Series 2024B, GO, 5.00%, 5/1/2037	5,000,000	5,306,860
Series 2025D, GO, 5.00%, 9/1/2039	18,000,000	18,804,701
Series 2024B, GO, 5.00%, 5/1/2040	1,800,000	1,867,521
Series 2024B, GO, 5.25%, 5/1/2042	8,500,000	8,848,441
Series 2019C, GO, 4.00%, 11/1/2042	5,880,000	5,267,692
Series 2023B, GO, 5.50%, 5/1/2047	1,500,000	1,550,517
Village of Bolingbrook, Will and Dupage Counties, Special Service Areas Numbers 2001-1, 2001-2, 2001-3, and 2002-1 Series 2018, Rev., A.G., 4.00%, 3/1/2028	995,000	1,000,870
Village of Wilmette Series 2020B, GO, 5.00%, 12/1/2026	140,000	140,814
Will County Community Unit School District No. 365-U Valley View Series 2016, GO, 3.00%, 7/1/2036	1,700,000	1,558,846
Will County School District No. 86 Joliet Series 2024, GO, 5.00%, 3/1/2043	1,000,000	1,024,365
Total Illinois		400,079,608
Indiana — 1.2%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (b)	995,000	844,941
City of Jeffersonville, Vivera Senior Living of Jeffersonville Project Series 2020A, Rev., 5.25%, 11/1/2040 (b)	4,560,000	3,766,287
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Indiana — continued
City of Rockport, Indiana Michigan Power Co. Project Series 2025A, Rev., 3.70%, 6/1/2029 (c)	5,000,000	5,031,464
City of Whiting Series 2019A, Rev., AMT, 4.00%, 6/10/2033 (c)	10,000,000	9,962,842
Fishers Redevelopment Authority, Lease Rental, Geist Park Improvement Project Series 2024B, Rev., 5.00%, 7/15/2037	865,000	927,449
Franklin Township-Marion County Multiple School Building Corp., Valorem Property Tax First Mortgage
Series 2024, Rev., 5.00%, 7/15/2035	1,600,000	1,748,063
Series 2024, Rev., 5.00%, 7/15/2036	1,125,000	1,223,154
Series 2024, Rev., 5.00%, 7/15/2037	1,375,000	1,483,673
Series 2024, Rev., 5.00%, 7/15/2040	1,000,000	1,050,668
Indiana Finance Authority, BHI Senior Living Series 2018A, Rev., 5.00%, 11/15/2048	3,000,000	2,913,966
Indiana Finance Authority, CHF- Tippecanoe LLC- Student Housing Project
Series 2023A, Rev., 5.00%, 6/1/2038	800,000	814,015
Series 2023A, Rev., 5.00%, 6/1/2043	430,000	421,626
Indiana Finance Authority, Citizen Energy Group Project
Series 2026A, Rev., 5.00%, 10/1/2031	6,600,000	7,225,312
Series 2026A, Rev., 5.00%, 10/1/2032	4,150,000	4,586,537
Series 2026A, Rev., 5.00%, 10/1/2036	7,405,000	8,298,621
Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group
Series 2017C, Rev., 4.00%, 11/1/2034	115,000	115,261
Series 2026A, Rev., 5.00%, 11/1/2038	7,600,000	8,153,756
Series 2026A, Rev., 5.00%, 11/1/2039	8,900,000	9,450,084
Indiana Finance Authority, Indiana University Health Obligated Group Series 2023B1, Rev., 5.00%, 7/1/2028 (c)	8,000,000	8,278,070
Indiana Finance Authority, Rose-Hulman Institute of Technology Project Series 2021, Rev., 5.00%, 6/1/2030	435,000	459,650
Indiana Finance Authority, State Revolving Fund Program
Series 2025C, Rev., 5.00%, 2/1/2031	1,000,000	1,086,658
Series 2025C, Rev., 5.00%, 2/1/2032	1,000,000	1,097,782
Series 2025C, Rev., 5.00%, 2/1/2033	2,000,000	2,216,539
Indiana Housing and Community Development Authority, Multi- Family Housing Central at Old Southside Series 2026, Rev., 3.20%, 3/1/2030 (c)	3,800,000	3,795,145
SEE NOTES TO FINANCIAL STATEMENTS.

210	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
Indiana Housing and Community Development Authority, Single Family Mortgage Series 2025C-1, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055	3,495,000	3,865,068
Indiana Housing and Community Development Authority, Vita of Marion Project Series 2021A, Rev., 5.25%, 4/1/2041 (b)	1,875,000	1,620,070
Indiana Municipal Power Agency, Power Supply System
Series 2025A, Rev., A.G., 5.00%, 1/1/2027	1,250,000	1,258,935
Series 2025A, Rev., A.G., 5.00%, 1/1/2028	1,000,000	1,028,213
Series 2025A, Rev., A.G., 5.00%, 1/1/2029	1,125,000	1,182,829
Series 2025A, Rev., A.G., 5.00%, 1/1/2030	690,000	737,264
Series 2025A, Rev., A.G., 5.00%, 1/1/2031	1,000,000	1,082,893
Series 2025A, Rev., A.G., 5.00%, 1/1/2032	1,355,000	1,484,044
Indiana State University, Housing and Dining System Series 2017, Rev., 5.00%, 4/1/2031	75,000	75,659
Indianapolis Local Public Improvement Bond Bank, Indianapolis Public Transportation Corp. Project
Series 2025A, Rev., 5.00%, 1/15/2029	475,000	498,974
Series 2025A, Rev., 5.00%, 1/15/2030	400,000	426,583
Series 2025A, Rev., 5.00%, 1/15/2031	600,000	646,485
Series 2025A, Rev., 5.00%, 1/15/2032	450,000	488,412
Series 2025A, Rev., 5.00%, 1/15/2034	225,000	247,213
Series 2025A, Rev., 5.00%, 7/15/2037	1,000,000	1,085,927
Series 2025A, Rev., 5.00%, 7/15/2040	800,000	842,979
Series 2025A, Rev., 5.00%, 7/15/2042	1,650,000	1,712,188
Indianapolis Local Public Improvement Bond Bank, Indianapolos Airport Authority
Series 2025B-1, Rev., 5.00%, 1/1/2035	350,000	390,557
Series 2025B-1, Rev., 5.00%, 1/1/2036	350,000	386,051
Series 2025B-1, Rev., 5.00%, 1/1/2037	375,000	410,285
Series 2025B-1, Rev., 5.00%, 1/1/2038	500,000	542,342
Series 2025B-1, Rev., 5.00%, 1/1/2039	500,000	536,516
Series 2025B-1, Rev., 5.00%, 1/1/2040	230,000	244,598
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Indiana — continued
Vinton-Tecumseh School Building Corp., Ad Valorem Property Tax
Series 2021, Rev., 5.00%, 1/15/2030	1,125,000	1,195,671
Series 2021, Rev., 5.00%, 7/15/2030	1,150,000	1,229,890
Total Indiana		108,171,209
Iowa — 0.5%
Cedar Rapids Community School District Infrastructure Sales Services and Use Tax
Series 2023, Rev., A.G., 5.00%, 7/1/2035	1,045,000	1,109,586
Series 2023, Rev., A.G., 5.00%, 7/1/2036	1,060,000	1,117,596
Des Moines Independent Community School District, Sales Services and Use Tax Series 2021, Rev., 5.00%, 6/1/2028	370,000	383,393
Iowa Finance Authority, Midwestern Disaster Area, Iowa Fertilizer Co., Project
Series 2022, Rev., 4.00%, 12/1/2032 (c) (d)	5,350,000	5,631,448
Series 2022, Rev., 5.00%, 12/1/2032 (d)	3,000,000	3,327,236
Iowa Finance Authority, Senior Living Facility, Sunrise Retirement Community Project Series 2021, Rev., 5.00%, 9/1/2026	85,000	85,000
Iowa Finance Authority, Single Family Mortgage Series 2022A, Rev., GNMA / FNMA / FHLMC, 3.00%, 1/1/2052	1,880,000	1,849,660
Iowa Finance Authority, State Revolving Fund Series 2017, Rev., 5.00%, 8/1/2027	30,000	30,681
Iowa Student Loan Liquidity Corp., Student Loan
Series 2023B, Rev., AMT, 5.00%, 12/1/2026	600,000	603,026
Series 2023B, Rev., AMT, 5.00%, 12/1/2027	900,000	921,420
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021B-2, Class 2, Rev., Zero Coupon, 6/1/2065	55,040,000	7,789,453
PEFA, Inc., Gas Project Series 2026A, Rev., 5.00%, 4/1/2035	16,500,000	17,252,714
Total Iowa		40,101,213
Kansas — 0.4%
City of Burlington, Evergy Metro, Inc. Series 2023, Rev., 3.38%, 6/2/2031 (c)	3,750,000	3,708,679
City of St. Marys, Evergy Kansan Central, Inc. Series 2025, Rev., 3.50%, 4/15/2032	8,000,000	7,914,540
Johnson and Miami Counties Unified School District No. 230 Spring Hills Series 2018A, GO, 4.00%, 9/1/2033	2,965,000	2,973,712
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	211

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Kansas — continued
Kansas Development Finance Authority
Series 2025A, Rev., 4.00%, 5/1/2039	6,765,000	6,645,188
Series 2025A, Rev., 4.00%, 5/1/2040	6,415,000	6,209,949
Kansas Development Finance Authority, AdventHealth Series 2021B, Rev., 5.00%, 11/15/2031 (c)	200,000	215,427
State of Kansas Department of Transportation
Series 2024A, Rev., 5.00%, 9/1/2035	1,000,000	1,112,560
Series 2025A, Rev., 5.00%, 9/1/2041	2,010,000	2,149,404
Series 2025A, Rev., 5.00%, 9/1/2043	2,315,000	2,456,699
Total Kansas		33,386,158
Kentucky — 0.9%
County of Boone, Duke Energy Kentucky, Inc. Series 2008A, Rev., 3.70%, 8/1/2027	5,720,000	5,742,514
County of Carroll, Kentucky Environmental Facilities
Series 2008A, Rev., AMT, 2.00%, 2/1/2032	11,025,000	9,687,813
Series 2006B, Rev., AMT, 2.13%, 10/1/2034	7,440,000	6,136,772
Kentucky Bond Development Corp., University of Kentucky Central Utility Plant Project
Series 2026A, Rev., 5.00%, 4/30/2032	1,260,000	1,362,267
Series 2026A, Rev., 5.00%, 4/30/2033	1,450,000	1,578,939
Series 2026A, Rev., 5.00%, 4/30/2034	1,000,000	1,093,534
Series 2026A, Rev., 5.00%, 10/31/2034	1,000,000	1,094,506
Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group Series 2017B, Rev., 5.00%, 8/15/2029	165,000	167,929
Kentucky Economic Development Finance Authority, CommonSpirit Health Obligated Group Series 2019A-1, Rev., 5.00%, 8/1/2031	1,250,000	1,305,364
Kentucky Municipal Power Agency, Prairie State Project
Series 2026B, Rev., 5.00%, 9/1/2030	1,025,000	1,093,510
Series 2026B, Rev., 5.00%, 9/1/2031	1,500,000	1,608,120
Series 2026B, Rev., 5.00%, 9/1/2032	1,950,000	2,103,421
Series 2026B, Rev., A.G., 5.00%, 9/1/2039	1,200,000	1,274,332
Kentucky Public Energy Authority, Gas Supply
Series 2023A-1, Rev., 5.25%, 2/1/2032 (c)	3,330,000	3,481,226
Series 2024B, Rev., 5.00%, 8/1/2032 (c)	6,825,000	7,125,487
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Kentucky — continued
Series 2026A, Rev., 5.00%, 6/1/2034	10,000,000	10,267,431
Kentucky State Property and Building Commission, Project No. 130 Series 2024B, Rev., 5.00%, 11/1/2030	1,000,000	1,078,897
Kentucky State Property and Building Commission, Project No. 131
Series A, Rev., 5.00%, 10/1/2028	1,000,000	1,045,668
Series A, Rev., 5.00%, 10/1/2030	1,400,000	1,508,831
Kentucky State Property and Building Commission, Project No. 132 Series A, Rev., 5.00%, 4/1/2032	3,650,000	4,002,125
Kentucky State Property and Building Commission, Project No. 135 Series A, Rev., 5.00%, 3/1/2041	8,000,000	8,470,208
Louisville and Jefferson County Metro Government, Kentucky Pollution Control Bonds, Louisville Gas & Electric Co. Project Series 2005A, Rev., 3.80%, 2/1/2035	2,175,000	2,121,095
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2016A, Rev., 4.00%, 10/1/2026	65,000	65,072
University of Kentucky, General Receipts Series 2015A, Rev., 4.00%, 4/1/2038	4,500,000	4,404,431
University of Kentucky, Healthcare Cancer Center Parking Projects Series 2024, Rev., 5.00%, 10/1/2029	315,000	334,249
Total Kentucky		78,153,741
Louisiana — 0.9%
Louisiana Housing Corp., Single Family Mortgage Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.00%, 6/1/2055	1,940,000	2,092,255
Louisiana Local Government Environmental Facilities and Community Development Authority, Calcasieu Parish Projects Series 2018, Rev., 5.00%, 12/1/2030	250,000	261,932
Louisiana Local Government Environmental Facilities and Community Development Authority, City of Bossier City, Louisiana Project Series 2025, Rev., 5.00%, 6/1/2033	1,090,000	1,206,176
Louisiana Local Government Environmental Facilities and Community Development Authority, Energy Louisiana LLC Project Series 2021B, Rev., 2.50%, 4/1/2036	1,740,000	1,470,255
Louisiana Public Facilities Authority, 10 Calcasieu River Bridge Public Private Partnership Project
Series 2024, Rev., AMT, 5.50%, 9/1/2059	2,200,000	2,217,876
SEE NOTES TO FINANCIAL STATEMENTS.

212	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Louisiana — continued
Series 2024, Rev., AMT, 5.75%, 9/1/2064	13,975,000	14,322,451
Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge Public Private Partnership Project Series 2024, Rev., AMT, 5.00%, 9/1/2066	2,420,000	2,249,467
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2036 (b)	385,000	363,610
Series 2021A, Rev., 5.00%, 6/1/2042 (b)	440,000	385,987
Series 2021A, Rev., 5.00%, 6/1/2051 (b)	705,000	567,344
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Series 2025B, Rev., 5.00%, 5/15/2030	8,000,000	8,479,123
Series 2025A, Rev., 5.25%, 5/15/2055	10,500,000	10,631,665
Series 2025A, Rev., 5.50%, 5/15/2055	7,000,000	7,244,574
Louisiana Public Facilities Authority, South Quad L3C Project
Series 2025, Rev., A.G., 5.00%, 7/1/2039	1,000,000	1,062,921
Series 2025, Rev., A.G., 5.00%, 7/1/2040	1,000,000	1,055,211
Series 2025, Rev., A.G., 5.00%, 7/1/2041	1,000,000	1,049,384
Series 2025, Rev., A.G., 5.00%, 7/1/2042	1,115,000	1,165,791
Series 2025, Rev., A.G., 5.00%, 7/1/2043	1,000,000	1,042,145
Parish of St. James, Nustar Logistics L.P Project Series 2011, Rev., 3.70%, 6/1/2030 (c)	7,000,000	6,973,929
State of Louisiana Gasoline and Fuels Tax, Second Lien
Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (c)	14,800,000	14,800,000
Series 2025A, Rev., 5.00%, 5/1/2039	2,000,000	2,151,570
Series 2025A, Rev., 5.00%, 5/1/2040	2,055,000	2,193,055
Total Louisiana		82,986,721
Maine — 0.1%
Finance Authority of Maine, Casella Waste System, Inc., Project Series 2015R-3, Rev., AMT, 5.00%, 8/1/2035 (b)	2,000,000	2,079,805
Maine Health and Higher Educational Facilities Authority
Series 2024A, Rev., A.G., 5.00%, 7/1/2028	1,135,000	1,186,296
Series 2023A, Rev., A.G., 5.00%, 7/1/2038	250,000	263,819
Series 2024A, Rev., A.G., 5.00%, 7/1/2041	1,360,000	1,420,577
Maine Municipal Bond Bank
Series 2025A, Rev., 5.00%, 11/1/2028	2,075,000	2,181,325
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Maine — continued
Series 2025A, Rev., 5.00%, 11/1/2029	1,000,000	1,069,167
Series 2025A, Rev., 5.00%, 11/1/2030	225,000	243,918
Maine Turnpike Authority
Series 2025, Rev., 5.00%, 7/1/2034	1,520,000	1,696,454
Series 2022, Rev., 4.00%, 7/1/2040	1,100,000	1,070,782
Total Maine		11,212,143
Maryland — 1.3%
City of Baltimore, Consolidated Public Improvement Series 2017B, GO, 5.00%, 10/15/2027	2,000,000	2,055,160
County of Anne Arundel Series 2022, GO, 5.00%, 10/1/2035	2,565,000	2,784,028
County of Prince George's, Consolidated Public Improvement Series 2025A, GO, 5.00%, 8/1/2043	4,355,000	4,629,370
County of St. Mary's, Public Improvement Series 2017, GO, 4.00%, 7/15/2027	70,000	70,924
Maryland Community Development Administration, Multi- Family, Villages At Marley Station Series 2024D-2, Rev., 3.30%, 1/1/2029	3,500,000	3,517,969
Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue Series 2016, Rev., 4.00%, 7/1/2035	1,000,000	1,000,045
Maryland Health and Higher Educational Facilities Authority, Medstar Health, Inc. Series 2026A, Rev., 5.25%, 8/15/2054	2,900,000	2,954,049
Maryland Health and Higher Educational Facilities Authority, The Johns Hopkins Health System Series 2024B, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (c)	25,000,000	25,000,000
Maryland Stadium Authority, Built to Learn Series 2024, Rev., 5.00%, 6/1/2054	3,500,000	3,517,496
Maryland State Transportation Authority, Transport Facilities Project
Series 2026, Rev., 5.00%, 7/1/2041 (e)	5,950,000	6,382,528
Series 2026, Rev., 5.00%, 7/1/2042 (e)	10,100,000	10,793,742
State of Maryland Series 2026, GO, 5.00%, 6/1/2041	25,000,000	26,850,380
State of Maryland Department of Transportation Series 2025A, Rev., 4.00%, 4/1/2040	5,000,000	4,864,920
State of Maryland, Department of Transportation Series 2017, Rev., 5.00%, 9/1/2026	75,000	75,000
State of Maryland, State and Local Facilities Loan of 2022 Series 2022A, GO, 5.00%, 6/1/2033	1,000,000	1,100,470
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	213

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Maryland — continued
Town of Ocean City Series 2023, GO, 4.00%, 1/15/2043	1,000,000	949,472
Washington Suburban Sanitary Commission, Maryland Montgomery and Prince George's Counties, Consolidated Public Improvement
Series 2023, Rev., GTD, 4.00%, 6/1/2045	11,120,000	10,550,743
Series 2024, Rev., GTD, 4.00%, 6/1/2053	5,430,000	4,866,118
Total Maryland		111,962,414
Massachusetts — 2.0%
Commonwealth of Massachusetts
Series 2024B, GO, 5.00%, 11/1/2043	8,080,000	8,500,551
Series 2026D, GO, 5.00%, 6/1/2049	2,170,000	2,235,654
Series 2025A, GO, 5.00%, 4/1/2055	1,415,000	1,438,501
Commonwealth of Massachusetts, Consolidated Loan of 2023
Series 2023A, GO, 5.00%, 5/1/2033	1,805,000	2,014,200
Series 2023A, GO, 5.00%, 5/1/2048	13,000,000	13,323,311
Commonwealth of Massachusetts, Consolidated Loan of 2024 Series 2024H, GO, 5.00%, 12/1/2040	1,130,000	1,205,465
Commonwealth of Massachusetts, Consolidated Loan of 2025 Series 2025F, GO, 5.00%, 8/1/2045	8,875,000	9,307,667
Commonwealth of Massachusetts, Consolidated Loan of 2026
Series 2026B, GO, 5.00%, 7/1/2034	5,535,000	6,214,906
Series 2026B, GO, 5.00%, 2/1/2044	13,585,000	14,356,268
Series 2026D, GO, 5.00%, 6/1/2048	5,000,000	5,170,451
Massachusetts Bay Transportation Authority Sales Tax
Series 2006A, Rev., 5.25%, 7/1/2029	5,000,000	5,356,038
Series 2026A, Rev., 5.00%, 7/1/2042	8,270,000	8,872,600
Series 2026A, Rev., 5.00%, 7/1/2045	4,500,000	4,759,250
Series 2024A, Rev., 5.25%, 7/1/2052	5,820,000	6,030,158
Massachusetts Bay Transportation Authority, Sales Tax Series 2020B-1, Rev., 5.00%, 7/1/2050	4,000,000	4,024,514
Massachusetts Clean Water Trust (The), Clean Water State Revolving Fund Series 27, Rev., 5.00%, 2/1/2045	4,135,000	4,391,451
Massachusetts Development Finance Agency, Amherst College Issue Series 2025A, Rev., 5.00%, 11/1/2035 (c)	5,000,000	5,614,866
Massachusetts Development Finance Agency, Boston Medical Center Issue Series 2023G, Rev., 5.00%, 7/1/2029	750,000	777,570
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Massachusetts — continued
Massachusetts Development Finance Agency, Boston University
Series 2026B-2, Rev., 5.00%, 10/1/2031 (c)	6,890,000	7,462,237
Series 2026A-2, Rev., 5.00%, 10/1/2033 (c)	4,500,000	4,954,455
Series 2026C, Rev., 5.00%, 10/1/2044	7,050,000	7,462,709
Massachusetts Development Finance Agency, Dana- Farber Cancer Institute, Inc. Series 2026Q, Rev., 5.00%, 12/1/2041	5,000,000	5,277,677
Massachusetts Development Finance Agency, Lasell Village, Inc. Issue Series 2025, Rev., 5.00%, 7/1/2029	3,000,000	3,137,306
Massachusetts Development Finance Agency, PRG Medford Properties, Inc. Issue Tufts University Student Housing Program
Series 2025, Rev., 5.00%, 6/1/2039	1,505,000	1,584,501
Series 2025, Rev., 5.25%, 6/1/2042	1,505,000	1,587,000
Series 2025, Rev., 5.50%, 6/1/2050	1,500,000	1,561,012
Series 2025, Rev., 5.25%, 6/1/2055	2,125,000	2,154,515
Massachusetts School Building Authority, Dedicated Sales Tax
Series 2025B, Rev., 5.00%, 2/15/2038	1,000,000	1,128,292
Series 2025A, Rev., 5.00%, 2/15/2050	1,500,000	1,539,095
Series 2025A, Rev., 5.25%, 2/15/2050	7,700,000	8,034,143
Massachusetts State College Building Authority Series 2017D, Rev., 5.00%, 5/1/2027	45,000	45,750
Town of Brookline, Purpose Loan
Series 2025, GO, 4.00%, 5/15/2044	2,855,000	2,728,526
Series 2025, GO, 4.00%, 5/15/2045	5,050,000	4,791,266
Town of Longmeadow Series 2026, GO, BAN, 4.00%, 6/22/2027	10,000,000	10,090,556
University of Massachusetts Building Authority Series 2026-1, Rev., 5.00%, 11/1/2038	5,755,000	6,379,941
Total Massachusetts		173,512,402
Michigan — 1.2%
Berkley School District, Unlimited Tax
Series 2025, GO, Q-SBLF, 4.00%, 5/1/2033	210,000	218,381
Series 2025, GO, Q-SBLF, 4.00%, 5/1/2034	225,000	233,001
Berrien Springs Public Schools, School Building and Site, Unlimited Tax Series 2019, GO, Q-SBLF, 5.00%, 5/1/2030	100,000	105,552
SEE NOTES TO FINANCIAL STATEMENTS.

214	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Michigan — continued
City of Ann Arbor Water Supply System
Series 2023, Rev., 4.00%, 4/1/2042	1,515,000	1,460,705
Series 2023, Rev., 4.00%, 4/1/2045	1,190,000	1,122,201
City of Detroit, Unlimited Tax
Series 2021A, GO, 5.00%, 4/1/2037	475,000	491,762
Series 2023C, GO, 6.00%, 5/1/2043	1,200,000	1,297,321
Series 2021A, GO, 5.00%, 4/1/2046	1,015,000	1,022,118
City of Grand Rapids Sanitary Sewer System
Series 2025, Rev., 5.00%, 1/1/2037	1,000,000	1,099,937
Series 2025, Rev., 5.00%, 1/1/2038	1,050,000	1,144,046
City of Holland
Series 2023, GO, 5.00%, 5/1/2041	1,070,000	1,113,241
Series 2023, GO, 5.00%, 5/1/2042	1,000,000	1,035,964
Great Lakes Water Authority Sewage Disposal System, Second Lien Series 2023A, Rev., 5.00%, 7/1/2038	1,000,000	1,071,002
Lansing Board of Water and Light, City of Lansing Utility System
Series 2026B, Rev., 5.00%, 7/1/2038	170,000	185,882
Series 2026B, Rev., 5.00%, 7/1/2040	1,130,000	1,211,095
Series 2026B, Rev., 5.00%, 7/1/2041	220,000	234,122
Series 2026B, Rev., 5.00%, 7/1/2042	1,045,000	1,107,934
Michigan Finance Authority, Public Lighting Authority Refunding Local Project
Series 2025A, Rev., 5.00%, 7/1/2033	1,000,000	1,097,466
Series 2025A, Rev., 5.00%, 7/1/2034	1,000,000	1,101,508
Series 2025A, Rev., 5.00%, 7/1/2035	1,000,000	1,102,211
Series 2025A, Rev., 5.00%, 7/1/2036	1,000,000	1,089,365
Series 2025A, Rev., 5.00%, 7/1/2037	1,000,000	1,079,344
Series 2025A, Rev., 5.00%, 7/1/2038	1,050,000	1,122,665
Series 2025A, Rev., 5.00%, 7/1/2039	1,000,000	1,059,628
Series 2025A, Rev., 5.00%, 7/1/2040	1,000,000	1,051,318
Series 2025A, Rev., 5.00%, 7/1/2041	1,325,000	1,383,335
Series 2025A, Rev., 5.00%, 7/1/2042	1,500,000	1,561,190
Michigan Finance Authority, Tobacco Settlement Asset Backed Series 2020A, Class 1, Rev., 4.00%, 6/1/2049	6,000,000	5,065,501
Michigan Finance Authority, Trinity Health Credit Group
Series 2022B, Rev., 5.00%, 12/1/2028 (c)	1,000,000	1,034,983
Series 2016MI, Rev., 5.00%, 12/1/2034	5,000,000	5,027,795
Series 2016MI, Rev., 5.00%, 12/1/2035	4,600,000	4,620,772
Series 2013MI-4, Rev., 4.00%, 12/1/2038	1,000,000	957,017
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Michigan — continued
Michigan State Building Authority, Facility Program
Series 2026I, Rev., 5.00%, 10/15/2038	3,000,000	3,287,709
Series 2026I, Rev., 5.00%, 10/15/2042	3,455,000	3,679,733
Series 2026I, Rev., 5.00%, 10/15/2043	2,500,000	2,650,485
Michigan State Hospital Finance Authority, Corewell Health
Series 2025B-1, Rev., 5.00%, 6/1/2032 (c)	3,160,000	3,397,639
Series 2025B-2, Rev., 5.00%, 6/1/2035 (c)	2,000,000	2,165,667
Michigan State Hospital Finance Authority, Henry Ford Health
Series 2026A-1, Rev., 5.00%, 11/15/2039	1,700,000	1,803,126
Series 2026A-1, Rev., 5.00%, 11/15/2040	2,500,000	2,628,549
Series 2026A-2, Rev., 5.25%, 11/15/2053	5,000,000	5,110,854
Michigan State Housing Development Authority, Single Family Mortgage
Series 2023B, Rev., 5.75%, 6/1/2054	2,545,000	2,699,090
Series 2025C, Rev., 6.00%, 6/1/2056	5,965,000	6,485,725
Michigan Strategic Fund, Consumers Co. Project Series 2019, Rev., AMT, 3.35%, 10/1/2027 (c)	14,030,000	14,006,843
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project Series 2021, Rev., AMT, 4.00%, 10/1/2026 (c)	3,555,000	3,554,907
Michigan Strategic Fund, I-75 Improvement Project Series 2018, Rev., AMT, A.G., 4.13%, 6/30/2035	1,940,000	1,899,672
Michigan Strategic Fund, I-75 Improvement Projects Series 2018, Rev., AMT, 5.00%, 12/31/2043	5,000,000	5,007,770
Wayne County Airport Authority, Detroit Metropolitan Wayne Series 2025B, Rev., AMT, 5.75%, 12/1/2050	1,500,000	1,590,156
Total Michigan		102,476,287
Minnesota — 0.7%
City of Center City, Health Care Facilities, Hazelden Betty Ford Foundation Project Series 2025, Rev., 5.00%, 11/1/2044	1,160,000	1,189,997
City of Lakeville Series 2024A, GO, 5.00%, 2/1/2034	1,455,000	1,586,077
City of Mankato Series 2022B, GO, 5.00%, 2/1/2027	150,000	151,428
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	215

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Minnesota — continued
City of Minneapolis, Health Care System, Fairview Health Services
Series 2018A, Rev., 5.00%, 11/15/2033	180,000	184,402
Series 2018A, Rev., 5.00%, 11/15/2049	1,000,000	964,306
City of Rochester, Health Care Facilities, Mayo Clinic
Series 2026A, Rev., 5.00%, 11/15/2036	4,600,000	5,109,344
Series 2026A, Rev., 5.00%, 11/15/2042	2,000,000	2,119,316
Series 2026A, Rev., 4.00%, 11/15/2043	12,000,000	11,492,334
Series 2026A, Rev., 4.00%, 11/15/2044	2,000,000	1,888,817
Series 2026A, Rev., 5.00%, 11/15/2045	3,510,000	3,671,719
Series 2026A, Rev., 5.00%, 11/15/2046	2,000,000	2,079,620
City of Rogers, Sales Tax Series 2024B, GO, 5.00%, 2/1/2034	1,135,000	1,265,258
City of St. Cloud, Centracare Health System Series 2026, Rev., 5.00%, 5/1/2034	5,250,000	5,795,611
County of Hennepin Series 2023A, GO, 5.00%, 12/1/2034	2,000,000	2,219,607
County of Stearns, Sales Tax Series 2026A, GO, 5.00%, 12/1/2039	4,525,000	4,900,619
Metropolitan Council, Minneapolis St. Paul Wastewater Series 2026A, GO, 5.00%, 3/1/2041	10,860,000	11,637,837
Minnesota Housing Finance Agency, Residential Housing Series 2024O, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	3,930,000	4,318,513
Minnesota Housing Finance Agency, Residential Housing Finance Series 2023F, Rev., GNMA / FNMA / FHLMC, 5.75%, 7/1/2053	1,850,000	1,953,439
Minnesota Municipal Gas Agency Subseries, 2022A, Rev., LIQ : Royal Bank of Canada, 4.00%, 6/1/2027	1,000,000	1,006,773
Total Minnesota		63,535,017
Mississippi — 0.2%
County of Warren, Gulf Opportunity Zone, International Paper Co., Project Series 2026A, Rev., 3.70%, 4/1/2034	5,900,000	5,773,070
Jackson State University Educational Building Corp. Series 2021A, Rev., 1.40%, 3/1/2034	6,000,000	5,083,312
State of Mississippi
Series 2018A, GO, 4.00%, 11/1/2026 (d)	5,030,000	5,041,734
Series 2018A, GO, 4.00%, 11/1/2038	2,500,000	2,439,220
Total Mississippi		18,337,336
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Missouri — 0.7%
City of Excelsior Springs Series 2020B, COP, 4.00%, 3/1/2030	115,000	117,933
Health and Educational Facilities Authority of the State of Missouri Series 2021C, Rev., 5.00%, 5/1/2028 (c)	2,335,000	2,412,040
Health and Educational Facilities Authority of the State of Missouri, Coxhealth Obligated Group Series 2025A, Rev., 5.00%, 11/15/2035	3,500,000	3,810,699
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2021, Rev., 4.00%, 2/1/2027	1,000,000	1,003,348
Series 2019C, Rev., 4.00%, 2/1/2030	1,500,000	1,513,925
Series 2016B, Rev., 5.00%, 2/1/2035	1,000,000	1,000,554
Series 2016A, Rev., 5.00%, 2/1/2036	1,000,000	1,000,493
Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series 2018A, Rev., 5.00%, 6/1/2028	180,000	186,494
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group Series 2023A, Rev., 5.00%, 6/1/2028 (c)	5,000,000	5,173,861
Health and Educational Facilities Authority of the State of Missouri, St. Louis University Series 2008B, Rev., VRDO, LOC : Wells Fargo Bank NA, 2.90%, 9/1/2026 (c)	1,310,000	1,310,000
Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital
Series 2019, Rev., 5.00%, 9/1/2026	200,000	200,000
Series 2019, Rev., 5.00%, 9/1/2028	1,355,000	1,375,132
Kansas City Industrial Development Authority, Airport Terminal Modernization Project Series 2019B, Rev., AMT, 5.00%, 3/1/2039	4,710,000	4,776,807
Kansas City Industrial Development Authority, Historic Northeast Redevelopment Plan Series 2024A-1, Rev., 5.00%, 6/1/2046 (b)	1,000,000	990,117
Metropolitan St. Louis Sewer District, Wastewater System Improvement Series 2017A, Rev., 5.00%, 5/1/2027	50,000	50,826
Missouri Development Finance Board, Procter & Gamble Co. Project Series 1999, Rev., 5.20%, 3/15/2029	1,680,000	1,755,443
SEE NOTES TO FINANCIAL STATEMENTS.

216	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Missouri — continued
Missouri Housing Development Commission, Single Family, First Place Homeownership Loan Program
Series 2024A, Rev., GNMA / FNMA / FHLMC, 5.75%, 5/1/2055	2,510,000	2,702,855
Series 2026C, Rev., GNMA / FNMA / FHLMC, 6.00%, 5/1/2057	14,000,000	15,470,746
Missouri Joint Municipal Electric Utility Commission, Plum Point Project
Series 2024, Rev., 5.00%, 1/1/2029	1,350,000	1,413,648
Series 2024, Rev., 5.00%, 1/1/2031	1,100,000	1,179,417
Missouri State Environmental Improvement and Energy Resources Authority, Union Improvement Co. Project Series 1998C, Rev., 2.75%, 9/1/2033	7,750,000	7,001,245
Orchard Farm R-V School District, Missouri Direct Deposit Program Series 2024A, GO, 5.75%, 3/1/2041	5,325,000	5,875,835
Total Missouri		60,321,418
Montana — 0.2%
City of Forsyth, Northwestern Corp., Colstrip Project Series 2023, Rev., 3.88%, 7/1/2028	4,770,000	4,826,707
County of Flathead Series 2026, GO, 5.00%, 7/1/2037	1,255,000	1,394,428
Montana Board of Housing, Single Family Mortgage Hidden Creek 4 Project Series 2026, Rev., 3.05%, 5/1/2029 (c)	2,150,000	2,145,530
Montana Board of Housing, Single-Family Mortgage Series 2025B, Rev., 6.00%, 12/1/2055	3,240,000	3,510,884
Yellowstone and Carbon Counties School District No. 7-70 Laurel Series 2023, GO, 5.00%, 7/1/2039	1,675,000	1,761,634
Total Montana		13,639,183
Nebraska — 1.1%
Central Plains Energy Project Series 2025A, Subseries A-1, Rev., 5.00%, 8/1/2031 (c)	9,840,000	10,377,045
Central Plains Energy Project, Gas Project No. 3 Series 2017A, Rev., 5.00%, 9/1/2030	320,000	331,862
Central Plains Energy Project, Gas Project No. 5 Series 2022-1, Rev., 5.00%, 10/1/2029 (c)	1,350,000	1,395,845
City of Lincoln Electric System
Series 2018, Rev., 5.00%, 9/1/2026	85,000	85,000
Series 2018, Rev., 5.00%, 9/1/2028	50,000	50,587
Series 2026, Rev., 5.00%, 9/1/2035	2,000,000	2,230,512
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Nebraska — continued
Series 2026, Rev., 5.00%, 9/1/2042	2,000,000	2,123,884
Series 2026, Rev., 5.00%, 9/1/2043	2,000,000	2,117,645
Series 2026, Rev., 5.00%, 9/1/2045	1,500,000	1,579,941
Series 2026, Rev., 5.00%, 9/1/2046	1,500,000	1,573,016
Douglas County School District No. 001, Omaha Public Series 2018, GO, 4.00%, 12/15/2041	5,000,000	4,665,686
Metropolitan Utilities District of Omaha Water System
Series 2026, Rev., 5.00%, 12/1/2036	5,160,000	5,727,490
Series 2026, Rev., 4.00%, 12/1/2044	7,000,000	6,631,730
Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Retirement Communities Obligated Group Series 2019A, Rev., 4.00%, 1/1/2035	1,000,000	1,000,859
Nebraska Investment Finance Authority, Single Family Housing Series 2024G, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	965,000	1,052,086
Nebraska Public Power District
Series 2026A, Rev., 5.00%, 7/1/2031	15,000,000	16,176,427
Series 2026A, Rev., 5.00%, 1/1/2051	1,825,000	1,853,557
Omaha Public Facilities Corp.
Series 2026A, Rev., 5.00%, 4/15/2039	1,645,000	1,766,270
Series 2026A, Rev., 5.00%, 4/15/2040	1,175,000	1,249,617
Omaha Public Power District
Series 2025A, Rev., 5.00%, 2/1/2043	1,425,000	1,494,992
Series 2026A, Rev., 5.00%, 2/1/2051	4,000,000	4,091,558
Omaha Public Power District Nebraska City Station Unit 2, Nebraska City 2
Series 2026A, Rev., 5.00%, 2/1/2045	1,000,000	1,041,710
Series 2026A, Rev., 5.00%, 2/1/2049	2,755,000	2,810,661
Omaha Public Power District, Electric System
Series 2022A, Rev., 4.00%, 2/1/2042	3,750,000	3,568,077
Series 2024C, Rev., 5.00%, 2/1/2042	2,150,000	2,256,920
Series 2024D, Rev., 5.00%, 2/1/2043	2,700,000	2,827,953
Public Power Generation Agency, Whelan Energy Center Unit 2
Series 2024A, Rev., 5.00%, 1/1/2028	1,430,000	1,475,439
Series 2024A, Rev., 5.00%, 1/1/2029	1,750,000	1,838,171
Series 2026A, Rev., 5.00%, 1/1/2039	9,710,000	10,479,679
Total Nebraska		93,874,219
Nevada — 0.3%
City of Las Vegas, Various Purpose
Series 2026A, Rev., 5.00%, 6/1/2041	1,000,000	1,067,954
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	217

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Nevada — continued
Series 2026A, Rev., 5.00%, 6/1/2042	1,500,000	1,595,992
Series 2026A, Rev., 5.00%, 6/1/2043	1,360,000	1,440,631
Series 2026A, Rev., 5.00%, 6/1/2044	1,000,000	1,054,124
Series 2026A, Rev., 5.00%, 6/1/2045	1,000,000	1,050,612
City of North Las Vegas, Water and wastewater Reclamation System Limited Tax
Series 2024B, GO, 5.00%, 6/1/2032	1,000,000	1,099,711
Series 2024B, GO, 5.00%, 6/1/2036	1,000,000	1,095,729
Series 2024B, GO, 5.00%, 6/1/2037	1,870,000	2,030,053
Clark County School District, Limited Tax Series 2018A, GO, 5.00%, 6/15/2032	95,000	98,016
County of Clark Department of Aviation Series 2019D, Rev., 5.00%, 7/1/2031	4,455,000	4,700,842
County of Clark, Limited Tax Series 2018B, GO, 5.00%, 12/1/2027	120,000	123,694
County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility Series 2019E, Rev., 5.00%, 7/1/2033	155,000	162,814
County of Washoe, Nevada Water Facilities Sierra Pacific Power Co. Projects Series 2016G, Rev., 3.63%, 10/1/2029 (c)	2,000,000	1,999,617
Las Vegas Valley Water District Series 2026A, GO, 5.00%, 6/1/2039	1,000,000	1,094,201
Nye County School District
Series 2023, GO, PSF-GTD, 5.00%, 5/1/2035	1,360,000	1,480,254
Series 2023, GO, PSF-GTD, 5.00%, 5/1/2036	1,000,000	1,077,783
Reno-Tahoe Airport Authority
Series 2026A, Rev., AMT, 5.00%, 7/1/2028 (e)	1,200,000	1,240,400
Series 2026A, Rev., AMT, 5.00%, 7/1/2030 (e)	1,000,000	1,060,013
Series 2026A, Rev., AMT, 5.00%, 7/1/2031 (e)	1,000,000	1,068,201
State of Nevada Department of Business and Industry, Brightline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (b) (c)	2,500,000	1,587,500
Total Nevada		26,128,141
New Hampshire — 0.5%
New Hampshire Business Finance Authority
Series 2026-1, Rev., 4.13%, 3/1/2036 (c)	5,741,506	5,511,569
Series 2026-1, Rev., 5.10%, 12/20/2042	3,495,542	3,563,883
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New Hampshire — continued
New Hampshire Business Finance Authority, Maine Energy Parners LLC Series 2026A, Rev., 5.25%, 2/1/2037	4,500,000	4,878,155
New Hampshire Business Finance Authority, Tamarron Project Series 2024, Rev., 5.25%, 12/1/2035 (b)	2,451,000	2,419,690
New Hampshire Business Finance Authority, University of Nevada Reno Project
Series 2023A, Rev., 5.00%, 12/1/2037	860,000	909,065
Series 2023A, Rev., 4.50%, 6/1/2053	1,075,000	1,000,202
New Hampshire Business Finance Authority, Waste Management, Inc., Project Series 2018A, Rev., AMT, 3.25%, 7/1/2027 (c)	7,000,000	7,000,930
New Hampshire Business Finance Authority, Winston Salem Sustainable Energy Partners
Series 2025A, Rev., 5.00%, 12/1/2035	2,910,000	3,115,542
Series 2025A, Rev., 5.50%, 6/1/2050	6,000,000	6,235,332
New Hampshire Health and Education Facilities Authority Act Series 2025, Rev., 5.25%, 8/1/2055	5,400,000	5,475,978
Total New Hampshire		40,110,346
New Jersey — 1.5%
Casino Reinvestment Development Authority, Inc., Luxury Tax
Series 2024A, Rev., A.G., 5.00%, 11/1/2026	1,800,000	1,806,048
Series 2024B, Rev., A.G., 5.00%, 11/1/2026	1,000,000	1,003,360
Series 2024A, Rev., A.G., 5.00%, 11/1/2028	700,000	729,993
New Jersey Economic Development Authority, Municipal Rehabilitation Series 2019A, Rev., 5.25%, 4/1/2028 (c)	1,600,000	1,666,449
New Jersey Economic Development Authority, School Facilities Construction
Series 2019GGG, Rev., 5.25%, 9/1/2026 (b)	2,000,000	2,000,000
Series 2019LLL, Rev., 5.00%, 6/15/2034	1,000,000	1,051,289
Series 2018EEE, Rev., 5.00%, 6/15/2043	1,255,000	1,281,840
New Jersey Housing and Mortgage Finance Agency, Multi- Family Series 2026O, Rev., 6.25%, 10/1/2056 (e)	7,000,000	7,789,659
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series 2018A, Rev., 5.00%, 6/15/2030	9,585,000	9,630,780
Series A, Rev., 5.00%, 6/15/2031	11,500,000	11,551,661
SEE NOTES TO FINANCIAL STATEMENTS.

218	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2019BB, Rev., 5.00%, 6/15/2032	2,000,000	2,080,018
Series 2024CC, Rev., 5.00%, 6/15/2034	4,000,000	4,423,342
Series 2024CC, Rev., 5.00%, 6/15/2044	3,000,000	3,109,505
Series 2023BB, Rev., 5.00%, 6/15/2046	2,250,000	2,309,357
Series 2024CC, Rev., 4.13%, 6/15/2050	2,500,000	2,263,225
Series 2023BB, Rev., 5.25%, 6/15/2050	3,500,000	3,600,763
Series 2024CC, Rev., 5.25%, 6/15/2055	2,500,000	2,567,925
New Jersey Transportation Trust Fund Authority, Transportation System
Series 2018A, Rev., 4.00%, 12/15/2031	250,000	252,901
Series 2018A, Rev., 5.00%, 12/15/2033	2,000,000	2,072,898
Series 2024A, Rev., 5.00%, 6/15/2038	12,000,000	12,837,925
Series 2024AA, Rev., 5.00%, 6/15/2040	1,250,000	1,318,191
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2027	8,005,000	8,127,881
Series 2018A, Rev., 5.00%, 6/1/2033	5,255,000	5,381,273
Series 2018A, Rev., 5.00%, 6/1/2034	5,000,000	5,114,352
Series 2018A, Rev., 5.00%, 6/1/2036	6,000,000	6,114,643
Series 2018A, Rev., 5.00%, 6/1/2046	16,830,000	16,389,850
Series 2018B, Rev., 5.00%, 6/1/2046	15,560,000	15,026,530
Total New Jersey		131,501,658
New Mexico — 0.4%
Albuquerque Municipal School District No. 12
Series 2024, GO, 5.00%, 8/1/2036	600,000	642,163
Series 2024, GO, 5.00%, 8/1/2037	1,000,000	1,063,852
City of Farmington, San Juan Project
Series 2010D, Rev., 3.90%, 6/1/2028 (c)	1,100,000	1,110,867
Series 2010C, Rev., 3.88%, 6/1/2029 (c)	1,500,000	1,525,049
County of Bernalillo Gross Receipts Tax Series 1996B, Rev., NATL - RE - IBC, 5.70%, 4/1/2027	345,000	351,409
County of Santa Fe, Cresta Ranch Apartments Series 2024, Rev., 3.29%, 6/1/2028 (c)	8,000,000	8,016,074
New Mexico Finance Authority, Junior Lien Public Project Series 2026B, Rev., 5.00%, 6/15/2027	3,585,000	3,650,359
New Mexico Finance Authority, State Transportation, Subordinate Lien Series 2018A, Rev., 5.00%, 6/15/2027	100,000	101,902
State of New Mexico Severance Tax Permanent Fund Series 2026A, Rev., 5.00%, 7/1/2031	19,550,000	21,299,133
Total New Mexico		37,760,808
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — 13.9%
Albany Capital Resource Corp., Medical Center Hospital Project Series 2025A, Rev., 5.25%, 5/1/2050	2,000,000	2,060,241
Battery Park City Authority
Series 2025, Rev., 5.00%, 11/1/2045	1,700,000	1,825,047
Series 2023A, Rev., 5.00%, 11/1/2048	7,940,000	8,270,657
Bay Shore Union Free School District Series 2026, GO, TAN, 4.00%, 6/18/2027	30,000,000	30,261,129
Build NYC Resource Corp., ERE425 LLC ZETA Charter Schools, Inc., Project
Series 2025A, Rev., 5.00%, 10/15/2040 (b)	2,720,000	2,692,865
Series 2025A, Rev., 5.13%, 10/15/2045 (b)	3,510,000	3,448,320
Build NYC Resource Corp., Grand Concourse Academy Charter School Series 2022A, Rev., 5.00%, 7/1/2052	350,000	320,589
Build NYC Resource Corp., Kipp NYC Public School Facilities - Canal West Project
Series 2022, Rev., 5.00%, 7/1/2033	1,135,000	1,210,843
Series 2022, Rev., 5.00%, 7/1/2034	230,000	243,800
Build NYC Resource Corp., Success Academy Charter School Project Series 2025, Rev., 4.00%, 9/1/2040	1,700,000	1,575,760
Build NYC Resource Corp., Urban Resource Institute Project
Series 2025A, Rev., 5.38%, 12/1/2046	1,000,000	1,057,800
Series 2025A, Rev., 5.50%, 12/1/2051	1,100,000	1,135,890
Build NYC Resource Corp., Young Men's and Women's Hebrew Association Project (The) Series 2024, Rev., 5.00%, 12/1/2027	2,500,000	2,565,678
Chautauqua Tobacco Asset Securitization Corp. Series 2014, Rev., 5.00%, 6/1/2048	2,975,000	2,283,260
City of Albany Series 2026, GO, BAN, 4.00%, 3/19/2027	25,000,000	25,113,460
City of New York, Fiscal Year 2018
Series 2018E, Subseries E-5, GO, VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (c)	4,400,000	4,400,000
Series 2018, Subseries B-4, GO, VRDO, LIQ : Barclays Bank plc, 3.05%, 9/1/2026 (c)	4,360,000	4,360,000
Series 2018, Subseries B-5, GO, VRDO, LIQ : Barclays Bank plc, 3.05%, 9/1/2026 (c)	13,185,000	13,185,000
Series 2018, Subseries F-1, GO, 5.00%, 4/1/2033	105,000	108,160
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	219

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
City of New York, Fiscal Year 2019 Series 2019E, GO, 5.00%, 8/1/2033	100,000	104,191
City of New York, Fiscal Year 2021
Series 2021A-1, GO, 5.00%, 8/1/2031	185,000	197,003
Series 2021-1, GO, 5.00%, 4/1/2033	235,000	252,398
Series 2021F, Subseries F-1, GO, 5.00%, 3/1/2037	1,000,000	1,053,000
City of New York, Fiscal Year 2022 Series 2022B,Subseries B-1, GO, 5.00%, 8/1/2033	1,300,000	1,412,585
City of New York, Fiscal Year 2023
Series 2023A, Subseries A-1, GO, 4.00%, 9/1/2046	5,000,000	4,525,112
Series 2023E, Subseries E-1, GO, 4.00%, 4/1/2050	1,290,000	1,113,754
City of New York, Fiscal Year 2024 Series 2025, Subseries C-1, GO, 5.00%, 9/1/2047	1,150,000	1,166,861
City of New York, Fiscal Year 2025
Series 2025G, Subseries G-1, GO, 5.00%, 2/1/2028	4,000,000	4,129,945
Series 2025F, GO, 5.00%, 8/1/2033	5,000,000	5,505,582
Series 2025G, Subseries G-1, GO, 5.00%, 2/1/2036	3,500,000	3,839,891
Series 2025G, Subseries G-1, GO, 5.00%, 2/1/2042	2,530,000	2,629,365
Series 2025G, Subseries G-1, GO, 5.00%, 2/1/2043	5,000,000	5,171,343
Series 2025G, Subseries G-1, GO, 5.25%, 2/1/2053	990,000	1,014,350
City of New York, Fiscal Year 2026
Series 2026A, Subseries A-1, GO, 5.00%, 8/1/2034	6,300,000	6,971,489
Series 2026D, GO, 5.00%, 10/1/2043	3,500,000	3,621,759
City of New York, Fiscal Year 2027
Series 2027A, GO, 5.00%, 8/1/2039	1,000,000	1,066,613
Series 2027A, GO, 5.00%, 8/1/2052	1,000,000	1,003,844
County of Nassau, General Improvement
Series 2025A, GO, 4.00%, 4/1/2044	8,215,000	7,727,689
Series 2025A, GO, 4.00%, 4/1/2045	5,780,000	5,420,656
Empire State Development Corp., State Personal Income Tax, General Purpose Series 2020A, Rev., 4.00%, 3/15/2045	500,000	455,625
Empire State Development Corp., State Sales Tax
Series 2019A, Rev., 4.00%, 3/15/2042	10,080,000	9,488,537
Series 2024A, Rev., 5.00%, 3/15/2045	2,870,000	2,987,114
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Series 2021A, Rev., 4.00%, 3/15/2046	2,500,000	2,303,704
Hempstead Union Free School District Series 2026A, GO, BAN, 4.00%, 7/8/2027	25,000,000	25,245,697
Long Island Power Authority, Electric System
Series 2024B, Rev., 3.00%, 9/1/2029 (c)	33,775,000	33,586,846
Series 2026C, Rev., 3.40%, 9/1/2030 (c)	8,500,000	8,470,111
Series 2019A, Rev., 4.00%, 9/1/2034	2,000,000	2,021,391
Series 2018, Rev., 5.00%, 9/1/2034	5,000,000	5,169,685
Series 2018, Rev., 5.00%, 9/1/2035	3,000,000	3,095,852
Series 2026B, Rev., 5.00%, 9/1/2046	2,000,000	2,087,934
Series 2026B, Rev., 5.25%, 9/1/2056	6,000,000	6,181,375
Metropolitan Transportation Authority
Series 2015, Subseries E-1, Rev., VRDO, LOC : Barclays Bank plc, 3.05%, 9/1/2026 (c)	2,300,000	2,300,000
Series 2024A, Rev., 5.00%, 11/15/2040	2,780,000	2,899,979
Series 2024B, Rev., 5.00%, 11/15/2041	2,000,000	2,077,465
Metropolitan Transportation Authority Dedicated Tax Fund Series 2026B-2, Rev., 5.00%, 11/15/2048	4,000,000	4,105,296
Metropolitan Transportation Authority, Climate Bond
Series 2017C-1, Rev., 5.00%, 11/15/2033	14,360,000	14,753,609
Series 2025B, Rev., 5.00%, 11/15/2035	4,050,000	4,505,878
Series 2025B, Rev., 5.00%, 11/15/2042	1,600,000	1,659,795
Series 2025A, Rev., 5.25%, 11/15/2043	2,000,000	2,110,448
Series 2025A, Rev., 5.25%, 11/15/2045	2,500,000	2,622,177
Series 2019B, Rev., 4.00%, 11/15/2050	1,000,000	856,417
Series 2020C-1, Rev., 5.00%, 11/15/2050	1,500,000	1,503,368
Series 2025A, Rev., 5.25%, 11/15/2055	1,000,000	1,015,310
Monroe County Industrial Development Corp., Academy of Health Sciences Charter School Project
Series 2022A, Rev., 5.00%, 7/1/2032 (b)	250,000	253,856
Series 2022A, Rev., 5.63%, 7/1/2042 (b)	1,385,000	1,381,474
Monroe County Industrial Development Corp., University of Rochester Project Series 2020A, Rev., 4.00%, 7/1/2050	12,000,000	10,498,454
New York City Health and Hospitals Corp., Health System
Series 2025A, Rev., 5.00%, 2/15/2037	2,500,000	2,745,653
Series 2025A, Rev., 5.00%, 2/15/2038	2,750,000	2,995,325
New York City Housing Development Corp.
Series 2023A, Rev., 4.80%, 2/1/2053	4,000,000	3,840,730
SEE NOTES TO FINANCIAL STATEMENTS.

220	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series 2025A, Rev., FHLMC COLL, 5.20%, 2/1/2055	14,765,000	14,574,760
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project
Series 2024, Rev., 4.38%, 12/15/2031	1,250,000	1,265,493
Series 2024, Rev., 5.25%, 12/15/2031	6,600,000	6,762,471
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2025 Series 2025DD, Rev., 5.50%, 6/15/2039	3,000,000	3,377,137
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2026
Series 2026DD, Rev., 5.00%, 6/15/2038	5,000,000	5,617,211
Series 2026BB, Rev., 5.00%, 6/15/2048	5,000,000	5,128,485
Series 2026BB, Rev., 5.00%, 6/15/2049	2,300,000	2,350,342
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series DD-1, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (c)	2,100,000	2,100,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2017 Series 2017EE, Rev., 5.00%, 6/15/2036	5,000,000	5,068,740
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2020 Series 2020CC-2, Rev., 4.00%, 6/15/2042	5,000,000	4,628,368
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023
Series 2023, Subseries CC, Rev., VRDO, LIQ : Barclays Bank plc, 3.05%, 9/1/2026 (c)	2,105,000	2,105,000
Series 2023, Subseries AA-3, Rev., 5.00%, 6/15/2047	2,225,000	2,283,185
Series 2023AA, Subseries AA-1, Rev., 5.25%, 6/15/2052	3,000,000	3,067,279
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2024 Series 2024A, Subseries AA-1, Rev., 5.25%, 6/15/2053	2,700,000	2,772,138
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2025
Series 2025, Subseries AA-2, Rev., 5.00%, 6/15/2049	6,340,000	6,452,591
Series 2025AA, Subseries AA1, Rev., 5.00%, 6/15/2051	6,000,000	6,058,880
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2026
Series 2026, Subseries G-1, Rev., 5.00%, 11/1/2031	2,000,000	2,180,740
Series 2026, Subseries G-1, Rev., 5.00%, 11/1/2032	3,000,000	3,301,013
Series 2026, Subseries G-1, Rev., 5.00%, 11/1/2033	7,350,000	8,139,015
Series 2026, Subseries G-1, Rev., 5.00%, 11/1/2039	4,000,000	4,282,467
Series 2026, Subseries G-1, Rev., 5.25%, 11/1/2050	1,500,000	1,546,420
Series 2026I, Rev., 5.25%, 11/1/2051	1,500,000	1,543,974
New York City Transitional Finance Authority Building Aid Series 2026S-1, Rev., 5.00%, 7/15/2041	13,405,000	14,302,138
New York City Transitional Finance Authority Building Aid, Subordinate, Fiscal Year 2020 Series 2020S, Subseries S-1B, Rev., 4.00%, 7/15/2042	1,500,000	1,389,693
New York City Transitional Finance Authority Future Tax Secured Series 2018B-1, Rev., 4.00%, 8/1/2042	2,750,000	2,512,496
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2026
Series 2026, Subseries D-1, Rev., 5.00%, 11/1/2028	4,000,000	4,194,164
Series 2026, Subseries F-1, Rev., 5.00%, 2/1/2042	8,250,000	8,629,394
Series 2026B, Rev., 5.00%, 5/1/2044	2,500,000	2,589,420
Series 2026B, Rev., 5.00%, 5/1/2051	15,175,000	15,262,792
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2027
Series 2027B-1, Rev., 5.25%, 11/1/2044	3,750,000	3,987,194
Series 2027A, Rev., 5.25%, 11/1/2047	1,980,000	2,068,010
Series 2027B, Subseries B-1, Rev., 5.25%, 11/1/2048	20,500,000	21,268,920
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	221

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority, Future Tax Secured Series C, Rev., 5.00%, 11/1/2033	6,500,000	6,581,897
New York City Transitional Finance Authority, Future Tax Secured Subordinate Fiscal Year 2026
Series 2026, Subseries F-1, Rev., 5.00%, 2/1/2045	4,000,000	4,126,729
Series 2026, Subseries F-1, Rev., 5.00%, 2/1/2046	5,000,000	5,121,583
Series 2026, Subseries F-1, Rev., 5.00%, 2/1/2047	12,500,000	12,739,944
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Series 2014, Subseries D-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.98%, 9/1/2026 (c)	15,700,000	15,700,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Series 2017A, Subseries E-1, Rev., 5.00%, 2/1/2035	3,000,000	3,022,108
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019, Subseries A-1, Rev., 5.00%, 8/1/2040	2,100,000	2,140,076
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021 Series 2021A, Rev., 4.00%, 11/1/2038	10,575,000	10,289,479
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022
Series 2022F, Subseries F-1, Rev., 4.00%, 2/1/2038	2,700,000	2,655,640
Series 2022B, Subseries B-1, Rev., 4.00%, 8/1/2045	3,000,000	2,699,348
Series 2022C, Subseries C-1, Rev., 4.00%, 2/1/2047	7,750,000	6,895,392
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023F, Subseries F-1, Rev., 4.00%, 2/1/2051	1,250,000	1,079,844
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2024
Series 2024C, Rev., 5.25%, 5/1/2048	2,000,000	2,057,030
Series 2024C, Rev., 5.00%, 5/1/2053	2,500,000	2,509,071
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025
Series 2025A, Subseries A-1, Rev., 5.00%, 11/1/2029	3,000,000	3,193,874
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Series 2025C, Subseries C-1, Rev., 5.25%, 5/1/2049	5,000,000	5,139,530
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2024 Series 2024G, Subseries G-1, Rev., 5.00%, 5/1/2052	3,000,000	3,017,664
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025
Series 2025H, Subseries H-1, Rev., 5.00%, 11/1/2043	5,000,000	5,193,559
Series 2025E, Rev., 5.00%, 11/1/2047	4,000,000	4,067,596
Series 2025I, Subseries I-1, Rev., 5.25%, 5/1/2048	5,000,000	5,166,845
Series 2025H, Subseries H-1, Rev., 5.25%, 11/1/2048	3,655,000	3,776,210
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2027
Series 2027A, Rev., 5.50%, 11/1/2051	39,000,000	41,205,661
Series 2027A, Rev., 5.00%, 11/1/2056	13,000,000	13,017,802
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured
Series B, Rev., Zero Coupon, 11/15/2032	2,000,000	1,568,411
Series B, Rev., Zero Coupon, 11/15/2033	2,150,000	1,611,837
Series B, Rev., A.G. - CR, Zero Coupon, 11/15/2049	9,315,000	2,839,000
New York Liberty Development Corp., Secured by Port Authority
Series 1WTC-2021, Rev., A.G. - CR, 3.00%, 2/15/2042	3,345,000	2,680,421
Series 1WTC-2021, Rev., 2.75%, 2/15/2044	2,000,000	1,490,296
New York Liberty Development Corp., World Trade Centre
Series 1WTC-2021, Rev., 2.25%, 2/15/2041	4,500,000	3,179,215
Series 2014, Rev., 5.00%, 11/15/2044 (b)	4,150,000	4,155,984
New York Power Authority Series 2024A, Rev., 4.00%, 11/15/2049	3,200,000	2,860,853
New York Power Authority, Green Transmission Project
Series 2023A, Rev., A.G., 5.00%, 11/15/2053	4,000,000	4,070,279
Series 2023A, Rev., A.G., 5.13%, 11/15/2058	6,000,000	6,141,149
SEE NOTES TO FINANCIAL STATEMENTS.

222	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center Series 2025 2-B, Rev., 5.00%, 7/1/2032 (c)	5,000,000	5,421,823
New York State Dormitory Authority, Mount Sinai Obligated Group
Series 2025, Rev., 5.00%, 7/1/2045	12,205,000	12,098,531
Series 2025, Rev., 5.25%, 7/1/2050	15,250,000	15,064,693
New York State Dormitory Authority, New York University Series 2025A, Rev., 5.00%, 7/1/2048	4,000,000	4,112,834
New York State Dormitory Authority, Northwell Health Obligated Group Series 2019A, Rev., 5.00%, 5/1/2029	70,000	73,755
New York State Dormitory Authority, Pace University Series 2024A, Rev., 5.25%, 5/1/2036	1,360,000	1,455,762
New York State Dormitory Authority, Personal Income Tax Series 2019D, Rev., 4.00%, 2/15/2047	1,500,000	1,353,569
New York State Dormitory Authority, Rosewell Park Cancer Institute Obligated Group Series 2025A, Rev., A.G., 5.25%, 7/1/2044	1,100,000	1,168,289
New York State Dormitory Authority, Sales Tax
Series 2024A, Rev., A.G., 5.00%, 10/1/2027	3,600,000	3,699,521
Series 2025A, Rev., 5.00%, 3/15/2044	5,250,000	5,531,480
Series 2025A, Rev., 5.00%, 3/15/2045	3,700,000	3,880,496
Series 2025A, Rev., 4.25%, 3/15/2048	6,830,000	6,372,946
Series 2025A, Rev., 5.25%, 3/15/2050	3,000,000	3,122,610
Series 2024A, Rev., 5.00%, 3/15/2051	3,205,000	3,248,095
New York State Dormitory Authority, School Districts Financing Program
Series 2024A, Rev., A.G., 5.00%, 10/1/2026	3,225,000	3,231,447
Series 2025A, Rev., A.G., 5.00%, 10/1/2033	3,500,000	3,904,522
Series 2026A, Rev., A.G., 5.00%, 10/1/2033	13,140,000	14,658,692
Series 2025A, Rev., A.G., 5.00%, 10/1/2034	2,160,000	2,415,509
Series 2024D, Rev., 5.00%, 10/1/2035	1,300,000	1,407,353
Series 2024A, Rev., A.G., 5.00%, 10/1/2037	1,825,000	1,947,775
New York State Dormitory Authority, State Personal Income Tax Series 2021E, Rev., 4.00%, 3/15/2032 (d)	5,000	5,242
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2025C, Rev., 5.00%, 9/15/2035 (d)	15,000	16,844
Series 2021E, Rev., 4.00%, 3/15/2040	2,820,000	2,667,489
Series 2021E, Rev., 4.00%, 3/15/2042	8,000,000	7,499,596
Series 2025C, Rev., 5.00%, 3/15/2042	2,000,000	2,104,240
Series 2020A, Rev., 4.00%, 3/15/2047	18,070,000	16,291,308
Series 2026A, Rev., 5.00%, 3/15/2050	5,000,000	5,083,466
New York State Dormitory Authority, State Sales Tax
Series 2018C, Rev., 5.00%, 3/15/2036	8,020,000	8,236,696
Series 2024B, Rev., 5.00%, 3/15/2049	3,000,000	3,055,190
New York State Dormitory Authority, White Plains Hospital
Series 2024, Rev., 5.00%, 10/1/2030	1,000,000	1,052,189
Series 2024, Rev., A.G., 5.50%, 10/1/2054	2,000,000	2,052,600
New York State Energy Research and Development Authority, Rochester Gas and Electric Corp., Project
Series 1997A, Rev., 3.80%, 8/1/2032	2,000,000	2,008,746
Series 1997B, Rev., 3.80%, 8/1/2032	1,000,000	1,004,373
Series 1997C, Rev., 3.80%, 8/1/2032	5,125,000	5,147,411
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution Series 2024A, Rev., 5.25%, 6/15/2053	8,000,000	8,374,018
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program Series 2025A, Rev., 5.00%, 9/15/2038	520,000	573,114
New York State Housing Finance Agency, 160 Madison Avenue LLC Series 2013A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 3.30%, 9/1/2026 (c)	5,000,000	5,000,000
New York State Housing Finance Agency, 160 West 62nd Street Housing Series 2011A-2, Rev., FHLMC COLL, 3.60%, 4/1/2032 (c)	1,500,000	1,499,609
New York State Thruway Authority
Series O, Rev., 4.00%, 1/1/2043	3,900,000	3,582,635
Series R, Rev., 5.00%, 1/1/2052	13,000,000	13,217,712
New York State Thruway Authority, Personal Income Tax Series 2022A, Rev., 5.00%, 3/15/2042	12,000,000	12,513,371
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	223

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York State Thruway Authority, State Personal Income Tax
Series 2026A, Rev., 5.00%, 9/15/2041	14,000,000	14,921,486
Series 2026A, Rev., 5.00%, 9/15/2051	25,000,000	25,394,287
Series 2026A, Rev., 5.00%, 9/15/2053	5,000,000	5,053,926
Series 2026A, Rev., 5.00%, 9/15/2054	6,500,000	6,562,910
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Series 2018, Rev., AMT, 5.00%, 1/1/2029	1,400,000	1,431,952
Series 2018, Rev., AMT, 5.00%, 1/1/2030	11,725,000	11,978,083
Series 2018, Rev., AMT, 5.00%, 1/1/2031	5,155,000	5,257,715
Series 2018, Rev., AMT, 5.00%, 1/1/2034	18,755,000	19,044,943
Series 2023, Rev., AMT, 6.00%, 4/1/2035	3,000,000	3,291,698
Series 2020, Rev., AMT, 5.00%, 10/1/2035	11,920,000	12,355,281
Series 2020, Rev., AMT, 5.00%, 10/1/2040	5,350,000	5,429,811
New York Transportation Development Corp., JFK International Airport New Terminal One Project
Series 2024A, Rev., AMT, A.G., 5.25%, 12/31/2054	5,000,000	5,037,329
Series 2024A, Rev., AMT, 5.50%, 12/31/2054	7,935,000	7,983,005
New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One Project
Series 2021, Rev., AMT, 3.00%, 8/1/2031	3,070,000	2,945,246
Series 2025, Rev., AMT, A.G., 5.50%, 6/30/2038	2,000,000	2,171,282
Series 2023, Rev., AMT, A.G., 5.50%, 6/30/2042	1,750,000	1,817,547
Series 2023, Rev., AMT, A.G., 5.50%, 6/30/2043	2,250,000	2,333,169
Series 2023, Rev., AMT, A.G., 5.50%, 6/30/2044	2,250,000	2,331,869
Series 2025, Rev., AMT, A.G., 6.00%, 6/30/2045	1,500,000	1,626,215
Series 2023, Rev., AMT, A.G., 5.00%, 6/30/2049	2,000,000	1,965,723
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Series 2024, Rev., AMT, 5.50%, 6/30/2054	6,745,000	6,791,128
Series 2025, Rev., AMT, A.G., 5.50%, 6/30/2059	1,990,000	2,030,057
Series 2024, Rev., AMT, 5.50%, 6/30/2060	1,500,000	1,506,418
New York Transportation Development Corp., Laguardia Airport Terminal Redevelopment Project
Series 2016A, Rev., AMT, 4.00%, 7/1/2041	1,765,000	1,549,322
Series 2016A, Rev., AMT, 5.25%, 1/1/2050	1,500,000	1,489,880
Onondaga Civic Development Corp., Syracuse University Project
Series 2025, Rev., 5.00%, 12/1/2031	1,250,000	1,374,250
Series 2025, Rev., 5.00%, 12/1/2034	1,675,000	1,888,093
Series 2025, Rev., 5.25%, 12/1/2045	1,150,000	1,240,985
Series 2025, Rev., 4.50%, 12/1/2050	5,000,000	4,853,958
Port Authority of New York and New Jersey, Consolidated
Series 248, Rev., 5.00%, 1/15/2032	1,700,000	1,880,591
Series 248, Rev., 5.00%, 1/15/2033	1,500,000	1,678,397
Series 249, Rev., AMT, 5.00%, 10/15/2035	1,500,000	1,634,676
Series 214, Rev., AMT, 5.00%, 9/1/2036	1,975,000	2,030,401
Series 223, Rev., AMT, 4.00%, 7/15/2037	510,000	498,318
Series 223, Rev., AMT, 4.00%, 7/15/2039	2,975,000	2,787,215
Series 248, Rev., 5.00%, 1/15/2050	5,250,000	5,409,087
Series 93, Rev., 6.13%, 6/1/2094	6,000,000	6,010,869
Rensselaer County Capital Resource Corp., Energy Performance Lease, Van Rensselaer Manor Nursing Home Project
Series 2026, Rev., 5.00%, 4/1/2036	1,000,000	1,107,781
Series 2026, Rev., 5.00%, 4/1/2038	1,375,000	1,492,353
Series 2026, Rev., 5.00%, 4/1/2039	2,145,000	2,302,941
Series 2026, Rev., 5.00%, 4/1/2041	3,000,000	3,156,224
Series 2026, Rev., 5.25%, 4/1/2046	1,750,000	1,836,283
Saratoga County Capital Resource Corp., WSWHE Boces Project
Series 2025, Rev., 5.00%, 7/1/2035	375,000	429,047
Series 2025, Rev., 5.00%, 7/1/2036	760,000	861,925
Series 2025, Rev., 5.00%, 7/1/2037	500,000	559,839
Series 2025, Rev., 5.00%, 7/1/2038	700,000	774,032
Series 2025, Rev., 5.00%, 7/1/2039	885,000	965,484
SEE NOTES TO FINANCIAL STATEMENTS.

224	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series 2025, Rev., 5.00%, 7/1/2040	700,000	754,292
State of New York Mortgage Agency Homeowner Mortgage Series 227, Rev., 3.25%, 10/1/2050	2,125,000	2,115,153
Suffolk Regional Off-Track Betting Co. Series 2024, Rev., 6.00%, 12/1/2053	1,900,000	1,925,321
Suffolk Regional Off-Track Betting Corp. Series 2024, Rev., 5.75%, 12/1/2044	2,940,000	2,988,202
Suffolk Tobacco Asset Securitization Corp. Series 2021B1, Rev., 4.00%, 6/1/2050	3,890,000	3,237,972
Town of New Windsor Series 2026, GO, BAN, 4.00%, 6/25/2027	15,000,000	15,126,321
Town of Stony Point Series 2020, GO, 5.00%, 8/15/2027	75,000	76,621
Triborough Bridge and Tunnel Authority Sales Tax, TBTA Capital Lockbox Series 2023A, Rev., 4.13%, 5/15/2053	2,250,000	2,009,666
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2012B, Rev., Zero Coupon, 11/15/2032	8,860,000	7,154,244
Series 2025A-2, Rev., 5.00%, 11/15/2036	3,275,000	3,675,018
Series 2025A-1, Rev., 5.00%, 11/15/2037	2,300,000	2,547,122
Series 2025A-2, Rev., 5.00%, 11/15/2037	4,500,000	4,983,500
Series 2026, Subseries A-1, Rev., 5.00%, 11/15/2046	500,000	523,279
Series 2026, Subseries A-2, Rev., 5.00%, 11/15/2046	750,000	784,918
Series 2026, Subseries A-2, Rev., 5.00%, 11/15/2047	1,000,000	1,036,814
Series 2026, Subseries A-1, Rev., 5.25%, 11/15/2047	725,000	768,791
Series 2026, Subseries A-1, Rev., 5.25%, 11/15/2048	1,000,000	1,052,477
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Payroll Mobility Tax Senior Lien
Series 2022D-1A, Rev., 5.00%, 11/15/2037	1,000,000	1,070,937
Series 2026A-1, Rev., 5.00%, 11/15/2044	3,040,000	3,207,641
Series 2026A-1, Rev., 5.00%, 11/15/2045	2,000,000	2,100,047
Series 2026A-1, Rev., 5.00%, 11/15/2046	1,750,000	1,824,059
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Series 2026A-1, Rev., 5.00%, 11/15/2047	5,000,000	5,176,869
Series 2026A-1, Rev., 5.00%, 11/15/2048	8,890,000	9,144,883
Series 2026A-1, Rev., 5.00%, 11/15/2049	5,000,000	5,124,368
Series 2024A, Rev., 5.00%, 5/15/2054	6,420,000	6,498,691
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, TBTA Capital Lockbox
Series 2025A, Rev., 5.25%, 12/1/2054	2,500,000	2,561,465
Series 2025A, Rev., A.G., 4.50%, 12/1/2056	2,000,000	1,909,347
Series 2023A, Rev., 4.25%, 5/15/2058	1,000,000	883,905
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Series 2025B-2, Rev., BAN, 5.00%, 3/15/2029	10,000,000	10,582,362
Trust for Cultural Resources of The City of New York (The), The Museum of Modern Art Series 2026, Rev., 5.00%, 8/1/2036	1,000,000	1,131,941
TSASC, Inc.
Series A, Rev., 5.00%, 6/1/2030	1,000,000	1,012,528
Series A, Rev., 5.00%, 6/1/2035	1,000,000	1,008,256
Series A, Rev., 5.00%, 6/1/2036	8,065,000	8,126,308
Series A, Rev., 5.00%, 6/1/2041	9,375,000	9,414,524
Utility Debt Securitization Authority, Restructuring Bond Series 2025TE-1, Rev., 5.00%, 12/15/2047	1,500,000	1,582,636
Westchester County Local Development Corp., Kendal on Hudson Project Series 2022B, Rev., 5.00%, 1/1/2032	240,000	251,363
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project
Series 2021A, Rev., 5.00%, 7/1/2041 (b)	5,450,000	5,339,295
Series 2021A, Rev., 4.50%, 7/1/2056 (b)	9,000,000	7,272,731
Yonkers Industrial Development Agency, New Community School Project Series 2022, Rev., 5.00%, 5/1/2042	1,445,000	1,492,962
Total New York		1,219,774,702
North Carolina — 1.9%
City of Charlotte, North Carolina Government Facilities Series 2023B, COP, 5.00%, 6/1/2027	460,000	468,186
City of Durham
Series 2026A, Rev., 5.00%, 4/1/2038	675,000	744,235
Series 2026A, Rev., 5.00%, 4/1/2039	1,325,000	1,446,197
Series 2026A, Rev., 5.00%, 4/1/2040	875,000	945,883
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	225

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Carolina — continued
Series 2026A, Rev., 4.00%, 4/1/2044	2,750,000	2,615,158
Series 2026A, Rev., 4.00%, 4/1/2045	1,000,000	951,202
City of Raleigh Series 2026A, Rev., 5.00%, 10/1/2040	1,000,000	1,079,758
County of Buncombe, Limited Tax
Series 2025, Rev., 5.00%, 6/1/2031	1,350,000	1,474,325
Series 2025, Rev., 5.00%, 6/1/2034	1,000,000	1,123,681
Series 2025, Rev., 5.00%, 6/1/2035	675,000	760,196
County of Cabarrus
Series 2026B, Rev., 5.00%, 8/1/2039	2,450,000	2,668,689
Series 2024A, Rev., 5.00%, 8/1/2040	3,860,000	4,102,455
Series 2026B, Rev., 5.00%, 8/1/2041	5,585,000	5,974,634
Series 2026B, Rev., 5.00%, 8/1/2042	7,155,000	7,625,405
Series 2026B, Rev., 5.00%, 8/1/2044	2,600,000	2,744,884
County of Davidson Series 2016, GO, 5.00%, 6/1/2027	35,000	35,644
County of Harnett, Limited Tax
Series 2025, Rev., 5.00%, 4/1/2031	180,000	195,839
Series 2025, Rev., 5.00%, 4/1/2032	1,210,000	1,321,996
Series 2025, Rev., 5.00%, 4/1/2034	1,000,000	1,114,137
County of Wake
Series 2025A, Rev., 5.00%, 5/1/2036	1,000,000	1,114,365
Series 2025A, Rev., 5.00%, 5/1/2037	625,000	689,442
Series 2025A, Rev., 5.00%, 5/1/2039	1,500,000	1,624,782
Cumberland County Industrial Facilities and Pollution Control Financing Authority, Solid Waste Disposal Project Aero Series 2024, Rev., AMT, 3.13%, 12/1/2026 (c)	16,440,000	16,441,683
Fayetteville State University, Student Housing Project Series 2021, Rev., A.G., 5.00%, 4/1/2037	4,270,000	4,407,520
North Carolina Housing Finance Agency, Homeownership-1998 Trust
Series 52-C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 2.90%, 9/1/2026 (c)	3,400,000	3,400,000
Series 55-B, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (c)	28,500,000	28,500,000
Series 53-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	2,420,000	2,594,411
Series 55-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 7/1/2055	6,605,000	7,142,737
Series 57-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	7,355,000	8,117,365
Series 58-A, Rev., GNMA / FNMA / FHLMC, 6.50%, 1/1/2056	10,900,000	12,198,171
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

North Carolina — continued
Series 59-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2057	2,000,000	2,227,176
Series 61, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2057	12,000,000	13,628,659
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Village
Series 2026A, Rev., 5.38%, 4/1/2051	2,055,000	1,994,306
Series 2026A, Rev., 5.50%, 4/1/2056	1,200,000	1,161,374
North Carolina Medical Care Commission, Retirement Facilities First Mortgage, the Sharon at Southpark
Series 2026A, Rev., 5.50%, 7/1/2051	885,000	880,800
Series 2026A, Rev., 5.63%, 7/1/2056	1,750,000	1,750,505
Series 2026A, Rev., 5.63%, 7/1/2061	1,250,000	1,242,862
North Carolina Medical Care Commission, Twin Lakes Community Series 2025A, Rev., 5.25%, 1/1/2055	2,250,000	2,251,182
State of North Carolina Series 2019, Rev., 5.00%, 3/1/2033	15,345,000	16,009,761
Town of Cary Series 2021, GO, 4.00%, 9/1/2032	5,000,000	5,219,610
Total North Carolina		169,989,215
North Dakota — 0.1%
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Series 2023A, Rev., 5.75%, 7/1/2053	1,545,000	1,627,592
Series 2025A, Rev., 6.00%, 1/1/2056	1,735,000	1,877,151
North Dakota Public Finance Authority, State Revolving Fund Program Series 2024A, Rev., 5.00%, 10/1/2042	2,160,000	2,291,356
Total North Dakota		5,796,099
Ohio — 4.6%
American Municipal Power, Inc., GreenUp Hydroelectric Project
Series 2025A, Rev., 5.00%, 2/15/2041	1,535,000	1,610,412
Series 2025A, Rev., 5.00%, 2/15/2042	1,000,000	1,044,891
Series 2025A, Rev., 5.00%, 2/15/2043	1,000,000	1,040,559
Series 2025A, Rev., 5.00%, 2/15/2045	1,620,000	1,677,398
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 5.00%, 6/1/2030	10,500,000	11,180,352
Series 2020A-2, Rev., 5.00%, 6/1/2033	1,950,000	2,069,256
Series 2020A-2, Rev., 5.00%, 6/1/2036	2,645,000	2,752,650
Series 2020A-2, Rev., 4.00%, 6/1/2037	6,600,000	6,620,145
Series 2020A-2, Rev., 4.00%, 6/1/2038	3,750,000	3,745,352
Series 2020B-2, Rev., 5.00%, 6/1/2055	66,780,000	50,983,839
SEE NOTES TO FINANCIAL STATEMENTS.

226	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	83,110,000	5,562,295
Columbus Regional Airport Authority, John Glenn Columbus International Airport Series 2025A, Rev., AMT, 5.00%, 1/1/2038	3,400,000	3,578,658
Columbus-Franklin County Finance Authority Series 2026, Rev., 3.20%, 6/1/2029 (c)	1,700,000	1,701,337
Columbus-Franklin County Finance Authority, The Landmark on Scioto Series 2025, Rev., 3.19%, 6/1/2029 (c)	3,000,000	2,999,222
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc. Series 2025A, Rev., 5.00%, 11/1/2040	1,960,000	2,055,970
County of Cuyahoga
Series 2026, GO, 5.00%, 12/1/2041	12,000,000	12,814,450
Series 2026, GO, 5.00%, 12/1/2042	15,700,000	16,703,423
Series 2026, GO, 5.00%, 12/1/2043	12,845,000	13,605,498
Series 2026, GO, 5.00%, 12/1/2044	3,000,000	3,162,128
Series 2026, GO, 5.00%, 12/1/2045	3,600,000	3,781,910
Series 2026, GO, 5.00%, 12/1/2046	4,300,000	4,490,938
Series 2026, GO, 5.00%, 12/1/2051	6,000,000	6,136,280
County of Cuyahoga, Limited Tax Series 2026, GO, 5.25%, 12/1/2056	15,270,000	15,801,888
County of Franklin, Health Care Facilities, Ohio Living Communities Series 2020B, Rev., 5.00%, 7/1/2045	4,865,000	4,757,726
County of Franklin, Ohio Hospital Facilities Series 2009A, Rev., VRDO, LIQ : Barclays Bank plc, 2.15%, 9/10/2026 (c)	25,000,000	25,000,000
County of Hamilton Sales Tax Series 2025, Rev., BAN, 5.00%, 12/1/2026 (d)	15,000,000	15,086,340
County of Hamilton, Life Enriching Communities Project
Series 2025, Rev., 5.00%, 1/1/2042	1,115,000	1,115,743
Series 2025, Rev., 5.25%, 1/1/2045	1,000,000	1,011,863
Series 2025, Rev., 5.50%, 1/1/2050	1,750,000	1,773,031
Series 2025, Rev., 5.50%, 1/1/2055	1,500,000	1,512,741
County of Summit, Various Purpose Improvement Series 2022, GO, 5.00%, 12/1/2031	100,000	109,761
Cuyahoga Community College District Series 2026, GO, 5.00%, 12/1/2038	1,335,000	1,457,346
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	12,900,000	13,088,816
Northeast Ohio Medical University Series 2022, Rev., 5.00%, 12/1/2035	1,000,000	1,059,320
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Ohio — continued
Ohio Air Quality Development Authority, American Electric Power Co. Project Series 2005C, Rev., AMT, 3.70%, 4/1/2028	4,000,000	4,021,103
Ohio Air Quality Development Authority, Duke Energy Corp.
Series 2022B, Rev., 4.00%, 6/1/2027 (c)	2,000,000	2,006,009
Series 2022A, Rev., AMT, 4.25%, 6/1/2027 (c)	5,035,000	5,059,348
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project Series 2026B, Rev., 4.35%, 6/30/2040	1,150,000	1,102,454
Ohio State University (The), General Receipts Series 2023A-2, Rev., VRDO, 2.35%, 9/10/2026 (c)	20,000,000	20,000,000
Ohio Turnpike and Infrastructure Commission, Junior Lien Series 2018A, Rev., 5.00%, 2/15/2027	135,000	136,490
Ohio Water Development Authority
Series 2023A, Rev., 5.00%, 12/1/2036	1,335,000	1,461,828
Series 2023A, Rev., 5.00%, 12/1/2038	1,540,000	1,660,705
Ohio Water Development Authority Water Pollution Control Loan Fund
Series 2024C, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (c)	2,350,000	2,350,000
Series 2025, Rev., 5.00%, 12/1/2035	9,170,000	10,326,223
Series 2024D, Rev., 5.00%, 12/1/2043	2,595,000	2,744,433
Ohio Water Development Authority, Drinking Water Assistance
Series 2025A, Rev., 5.00%, 12/1/2036	5,100,000	5,658,281
Series 2024A, Rev., 5.00%, 12/1/2038	1,300,000	1,405,240
Series 2025A, Rev., 5.00%, 12/1/2041	2,000,000	2,135,962
Series 2025A, Rev., 5.00%, 12/1/2042	10,425,000	11,093,960
Ohio Water Development Authority, Fresh Water Revolving Fund
Series 2026A, Rev., 5.00%, 12/1/2035	750,000	845,498
Series 2026A, Rev., 5.00%, 6/1/2037	1,000,000	1,119,861
Series 2026A, Rev., 5.00%, 6/1/2039	2,635,000	2,891,990
Series 2026A, Rev., 5.00%, 12/1/2039	2,080,000	2,271,573
Ohio Water Development Authority, State Revolving
Series 2026A, Rev., 5.00%, 12/1/2045	3,500,000	3,713,996
Series 2026A, Rev., 5.00%, 12/1/2046	3,700,000	3,918,402
Ohio Water Development Authority, State Rovolving
Series 2026A, Rev., 5.00%, 6/1/2036	4,255,000	4,811,540
Series 2026A, Rev., 5.00%, 12/1/2038	5,630,000	6,212,483
Series 2026A, Rev., 5.00%, 12/1/2043	4,500,000	4,814,652
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	227

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
Ohio Water Development Authority, Water Pollution Control Loan Fund
Series 2017A, Rev., 5.00%, 12/1/2026	45,000	45,281
Series 2019A, Rev., 5.00%, 6/1/2029	16,390,000	17,307,224
Series 2020A, Rev., 5.00%, 12/1/2050	1,000,000	1,017,324
Olentangy Local School District, Unlimited Tax Various Purpose Series 2026, GO, 5.00%, 12/1/2043	6,630,000	7,021,672
Port of Greater Cincinnati Development Authority, 3CDC Obligated Group Parking Facilities Series 2025A, Rev., A.G., 5.00%, 12/1/2055	1,500,000	1,483,852
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project
Series 2024B, Rev., 5.00%, 12/1/2037	1,000,000	1,061,887
Series 2024B, Rev., 5.00%, 12/1/2039	565,000	590,347
Series 2024B, Rev., 5.00%, 12/1/2042	1,000,000	1,034,608
Series 2024B, Rev., 5.00%, 12/1/2044	900,000	925,240
State of Ohio, Adult Correctional Capital Facilities Lease Appropriation
Series 2025A, Rev., 5.00%, 10/1/2034	3,000,000	3,367,080
Series 2025A, Rev., 5.00%, 10/1/2035	3,000,000	3,365,913
State of Ohio, Children's Hospital Medical Center of Akron Series 2024B, Rev., 5.00%, 8/15/2032 (c)	3,850,000	4,145,461
State of Ohio, Cleveland Clinic Health System, Inc. Series 2026A, Rev., 5.00%, 1/1/2032	10,000,000	10,905,550
State of Ohio, Common School
Series 2021B, GO, 5.00%, 9/15/2031	210,000	230,355
Series 2026A, GO, 5.00%, 9/15/2037	1,000,000	1,108,568
State of Ohio, Culture and Sports Facilities Building Fund Projects
Series 2025A, Rev., 5.00%, 4/1/2028	1,250,000	1,297,708
Series 2025A, Rev., 5.00%, 4/1/2029	1,250,000	1,323,006
Series 2025A, Rev., 5.00%, 4/1/2030	1,000,000	1,074,732
State of Ohio, Natural Resources Series 2017V, GO, 5.00%, 10/1/2027	35,000	35,933
State of Ohio, University Hospitals Health System, Inc. Series 2021E, Rev., 4.00%, 1/15/2038	1,700,000	1,637,071
Total Ohio		401,832,381
Oklahoma — 0.8%
Oklahoma Capitol Improvement Authority, Department Transportation Project Series 2026A, Rev., 5.00%, 7/1/2040	2,305,000	2,484,740
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oklahoma — continued
Oklahoma Capitol Improvement Authority, Oklahoma Department of Transportation Project
Series 2025A, Rev., 5.00%, 7/1/2031	1,250,000	1,362,601
Series 2025A, Rev., 5.00%, 7/1/2032	1,175,000	1,294,718
Series 2025A, Rev., 5.00%, 7/1/2034	1,050,000	1,172,891
Oklahoma City Public Property Authority, Sales Tax Series 2026, Rev., 5.00%, 6/1/2032	3,100,000	3,399,348
Oklahoma County Independent School District No. 89 Oklahoma City Series 2025A, GO, 4.00%, 7/1/2028	2,500,000	2,552,060
Oklahoma Development Finance Authority Health System, OU Medicine Project Series 2018B, Rev., 5.25%, 8/15/2048	1,405,000	1,399,622
Oklahoma Development Finance Authority, Health System, OU Medicine Project
Series 2018B, Rev., 5.50%, 8/15/2052	11,830,000	11,875,133
Series 2018B, Rev., 5.50%, 8/15/2057	9,595,000	9,627,572
Oklahoma Housing Finance Agency, Home Ownership Loan Program
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 9/1/2056	3,960,000	4,367,223
Series 2026C, Rev., GNMA / FNMA / FHLMC, 6.50%, 3/1/2058	3,000,000	3,407,285
Oklahoma Housing Finance Agency, Villages at Rose Hill Project Series 2026, Rev., 3.13%, 6/1/2029 (c)	2,500,000	2,500,990
Oklahoma Industries Authority, Oklahoma County Independent School District No. 89 Oklahoma City Series 2024, Rev., 5.00%, 4/1/2032	8,545,000	9,309,900
Oklahoma Water Resources Board, Clean Water Program
Series 2025A, Rev., 5.00%, 4/1/2045	1,200,000	1,255,028
Series 2025A, Rev., 5.00%, 4/1/2046	3,300,000	3,435,542
Oklahoma Water Resources Board, State Loan Program
Series 2024A, Rev., 5.00%, 10/1/2037	1,000,000	1,064,794
Series 2024B, Rev., 5.00%, 10/1/2037	1,200,000	1,277,753
Series 2024B, Rev., 5.00%, 10/1/2039	1,000,000	1,053,855
Series 2023A, Rev., 4.00%, 10/1/2043	3,720,000	3,554,706
Series 2025C, Rev., 4.50%, 10/1/2050	7,000,000	6,864,999
University of Oklahoma (The) Series 2024A, Rev., 5.00%, 7/1/2038	1,050,000	1,129,161
Total Oklahoma		74,389,921
SEE NOTES TO FINANCIAL STATEMENTS.

228	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Oregon — 0.4%
City of Portland Water System, Second Lien Series 2026A, Rev., 5.00%, 4/1/2031 (e)	1,300,000	1,414,459
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	15,500,000	10,628,057
Multnomah County School District No. 40
Series A, GO, Zero Coupon, 6/15/2034	1,250,000	922,474
Series A, GO, Zero Coupon, 6/15/2036	1,000,000	660,327
Oregon State Facilities Authority, Peacehealth Series 2018A, Rev., VRDO, LOC : US Bank NA, 2.90%, 9/1/2026 (c)	9,875,000	9,875,000
Oregon State University Series 2026, Rev., 5.00%, 4/1/2039	4,000,000	4,350,494
State of Oregon Department of Transportation, Subordinate Lien
Series 2026A, Rev., 5.00%, 11/15/2042	1,000,000	1,064,994
Series 2026A, Rev., 5.00%, 11/15/2043	350,000	371,171
Series 2026A, Rev., 5.00%, 11/15/2044	1,000,000	1,055,548
Series 2026A, Rev., 5.00%, 11/15/2045	1,000,000	1,051,409
State of Oregon, Article XI-F Project
Series 2025F, GO, 5.00%, 8/1/2029	1,470,000	1,565,219
Series 2025F, GO, 5.00%, 8/1/2031	1,000,000	1,094,856
Series 2025F, GO, 5.00%, 8/1/2034	425,000	476,710
Union County Hospital Facility Authority, Grande Ronde Hospital, Inc. Series 2022, Rev., 5.00%, 7/1/2028	400,000	409,889
Total Oregon		34,940,607
Other — 0.2%
2026 Loan Holding-1 Series CR-2026, Rev., (SIFMA Municipal Swap Index Yield + 0.88%), 3.16%, 9/10/2026 (b) (f)	4,500,000	4,483,739
FHLMC Multifamily VRD Certificates
Series ML-33, Rev., 4.64%, 10/25/2040 (c)	12,457,050	12,590,496
Series ML-31, Rev., 4.50%, 6/25/2042 (c)	2,687,791	2,641,878
Total Other		19,716,113
Pennsylvania — 3.1%
Allegheny County Airport Authority, Pittsburgh International Airport
Series 2023A, Rev., AMT, A.G., 5.50%, 1/1/2048	1,500,000	1,550,777
Series 2023A, Rev., AMT, A.G., 5.50%, 1/1/2053	1,000,000	1,024,354
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
Allegheny County Higher Education Building Authority, Carnegie Mellon University Series 2008A, Rev., VRDO, LIQ : Bank of New York Mellon (The), 2.95%, 9/1/2026 (c)	6,000,000	6,000,000
Allegheny County Higher Education Building Authority, Duquesne University
Series 2024, Rev., 5.00%, 3/1/2042	2,550,000	2,651,909
Series 2024, Rev., 5.00%, 3/1/2043	1,000,000	1,037,203
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group
Series 2018A, Rev., 5.00%, 4/1/2030	5,000,000	5,130,823
Series 2018A, Rev., 5.00%, 4/1/2031	3,800,000	3,891,998
Allegheny County Hospital Development Authority, Pittsburgh Medical Center
Series 2019A, Rev., 5.00%, 7/15/2032	1,800,000	1,883,142
Series 2019A, Rev., 5.00%, 7/15/2034	4,000,000	4,157,312
Allegheny County Sanitary Authority Series 2025, Rev., 5.00%, 12/1/2040	280,000	296,052
Allegheny County Sanitary Authority, Sewer
Series 2024, Rev., 5.00%, 12/1/2027	1,250,000	1,283,274
Series 2024, Rev., 5.00%, 12/1/2031	1,060,000	1,160,179
Series 2025, Rev., 5.00%, 12/1/2039	1,000,000	1,063,448
Bucks County Water and Sewer Authority
Series 2022A, Rev., A.G., 5.00%, 12/1/2032	115,000	125,703
Series 2022A, Rev., A.G., 5.00%, 12/1/2033	105,000	115,071
Series 2022A, Rev., A.G., 5.00%, 12/1/2036	380,000	407,212
Central Dauphin School District
Series 2026B, GO, 5.00%, 2/1/2029	1,235,000	1,299,944
Series 2026B, GO, 5.00%, 2/1/2030	2,040,000	2,180,733
City of Philadelphia Airport System Series 2017B, Rev., AMT, 5.00%, 7/1/2035	2,000,000	2,018,874
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Series 2018, Rev., 5.00%, 6/1/2028	2,620,000	2,716,568
Series 2018, Rev., 5.00%, 6/1/2029	1,120,000	1,160,463
Series 2018, Rev., 5.00%, 6/1/2035	200,000	205,327
Commonwealth of Pennsylvania Series 2024B, GO, 4.00%, 8/15/2041	4,870,000	4,661,018
County of Delaware
Series 2025, GO, 5.00%, 8/1/2040	1,000,000	1,065,154
Series 2025, GO, 5.00%, 8/1/2041	1,610,000	1,713,257
Series 2025, GO, 5.00%, 8/1/2042	1,385,000	1,471,098
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	229

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Series 2025, GO, 5.00%, 8/1/2043	1,240,000	1,311,727
Series 2025, GO, 5.00%, 8/1/2044	1,875,000	1,976,889
County of Lehigh, St. Luke's University Health Network Project Series 2026A, Rev., 5.00%, 8/15/2036	2,335,000	2,532,474
Delaware River Joint Toll Bridge Commission
Series 2026B, Rev., 5.00%, 7/1/2035	4,650,000	5,222,026
Series 2026A, Rev., 5.00%, 7/1/2045	1,420,000	1,501,116
Delaware River Port Authority
Series 2025, Rev., 5.00%, 1/1/2037	3,500,000	3,848,219
Series 2025, Rev., 5.00%, 1/1/2038	6,250,000	6,803,319
Delaware Valley Regional Finance Authority Series C, Rev., (3-MONTH CME TERM SOFR + 0.75%), 3.38%, 12/1/2026 (f)	7,025,000	6,737,826
Delaware Valley Regional Finance Authority, Local Government Series 2022D, Rev., 4.00%, 3/1/2029	1,000,000	1,024,257
Erie City Water Authority Series 2019B, Rev., A.G., 5.00%, 12/1/2032	1,235,000	1,304,429
Geisinger Authority, Health System
Series 2020B, Rev., 5.00%, 2/15/2027 (c)	455,000	455,547
Series 2020A, Rev., 5.00%, 4/1/2050	4,500,000	4,483,629
Monroeville Finance Authority, UPMC Obligated Group
Series 2026C, Rev., 5.00%, 2/1/2031	1,000,000	1,071,985
Series 2026C, Rev., 5.00%, 2/1/2033	1,000,000	1,089,330
Series 2026C, Rev., 5.00%, 2/1/2035	1,000,000	1,097,536
Series 2026C, Rev., 5.00%, 2/1/2037	1,000,000	1,082,158
Series 2026C, Rev., 5.00%, 2/1/2039	1,000,000	1,062,844
Series 2026C, Rev., 5.00%, 2/1/2041	1,000,000	1,041,401
Series 2026C, Rev., 5.00%, 2/1/2043	1,000,000	1,033,217
Montgomery County Higher Education and Health Authority, Thomas Jefferson University
Series 2019, Rev., 5.00%, 9/1/2027	460,000	469,162
Series 2018A, Rev., 4.00%, 9/1/2038	3,085,000	2,938,353
Montgomery County Industrial Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2020C, Rev., 4.00%, 11/15/2043	300,000	276,453
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023A, Rev., 4.10%, 4/3/2028 (c)	16,755,000	17,022,907
Mount Lebanon Hospital Authority, St. Clair Memorial Hospital Project Series 2018, Rev., 4.00%, 7/1/2048	2,255,000	1,940,495
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
North Penn School District Series 2026, GO, 5.00%, 3/1/2039	1,000,000	1,072,300
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges Series 2022, Rev., AMT, A.G., 5.00%, 12/31/2057	6,070,000	5,999,748
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project Series 2021A-2, Rev., 4.60%, 10/1/2026 (c)	5,000,000	5,005,533
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University Series 2024B-1, Rev., 5.25%, 11/1/2043	1,310,000	1,351,309
Pennsylvania Housing Finance Agency Series 2026-153A, Rev., 6.50%, 10/1/2056	14,750,000	16,716,970
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2023-141A, Rev., 5.75%, 10/1/2053	6,975,000	7,333,449
Series 2024-145A, Rev., 6.00%, 10/1/2054	1,715,000	1,835,606
Series 2024 -147A, Rev., 6.25%, 10/1/2054	917,087	993,860
Series 2024-146A, Rev., 6.25%, 10/1/2054	890,000	960,698
Series 2025-150A, Rev., 6.25%, 10/1/2055	12,790,000	14,216,245
Pennsylvania Turnpike Commission
Series A-1, Rev., 5.00%, 12/1/2029	105,000	107,841
Series A-1, Rev., 5.00%, 12/1/2031	60,000	61,481
Series 2022A, Rev., 5.00%, 12/1/2033	1,000,000	1,097,696
Series 2022B, Rev., 5.25%, 12/1/2041	1,000,000	1,062,410
Pennsylvania Turnpike Commission, Motor License Fund, Enhanced, Subordinate Series 2026-1, Rev., 5.00%, 12/1/2034	15,200,000	17,009,913
Pennsylvania Turnpike Commission, Subordinate
Series 2024-1, Rev., 5.00%, 12/1/2029	1,200,000	1,280,400
Series 2023-1, Rev., 5.00%, 12/1/2036	750,000	808,197
Series 2021B, Rev., 4.00%, 12/1/2039	2,250,000	2,165,072
Series 2023, Rev., 5.00%, 12/1/2040	1,000,000	1,047,389
Series 2021A, Rev., 4.00%, 12/1/2043	1,000,000	923,077
Philadelphia Authority for Industrial Development, City Service Agreement Rebuild Project
Series 2025A, Rev., 5.00%, 12/1/2036	1,500,000	1,642,890
Series 2025A, Rev., 5.00%, 12/1/2037	2,500,000	2,720,041
Series 2025A, Rev., 5.00%, 12/1/2038	4,000,000	4,311,262
SEE NOTES TO FINANCIAL STATEMENTS.

230	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Series 2025A, Rev., 5.00%, 12/1/2039	3,540,000	3,780,769
Series 2025A, Rev., 5.00%, 12/1/2040	2,000,000	2,117,422
Series 2025A, Rev., 5.00%, 12/1/2041	2,175,000	2,291,920
Series 2025A, Rev., 5.00%, 12/1/2042	2,000,000	2,098,508
Series 2025A, Rev., 5.00%, 12/1/2043	2,000,000	2,089,395
Series 2025A, Rev., 5.00%, 12/1/2044	2,200,000	2,289,735
Philadelphia Authority for Industrial Development, Thomas Jefferson University Series 2017A, Rev., 5.00%, 9/1/2042	3,290,000	3,246,542
Philadelphia Energy Authority (The), Philadelphia Street Lighting Project
Series 2023A, Rev., 5.00%, 11/1/2037	835,000	888,221
Series 2023A, Rev., 5.00%, 11/1/2040	2,185,000	2,273,031
Philadelphia Gas Works Co., 1998 General Ordinance Series 17A, Rev., 5.00%, 8/1/2035	1,250,000	1,366,451
Redevelopment Authority of the City of Philadelphia, Service Agreement
Series 2026B, Rev., 5.00%, 11/1/2042	8,805,000	9,269,955
Series 2026B, Rev., 5.00%, 11/1/2043	8,250,000	8,667,590
Series 2026B, Rev., 5.00%, 11/1/2044	3,400,000	3,561,212
School District of Philadelphia (The)
Series 2026B, GO, 5.00%, 9/1/2029	6,500,000	6,880,268
Series 2026C, GO, 5.00%, 9/1/2029	3,270,000	3,461,304
Series 2026A, GO, 5.00%, 9/1/2030	1,000,000	1,072,470
Series 2026B, GO, 5.00%, 9/1/2030	1,500,000	1,608,706
Series 2026C, GO, 5.00%, 9/1/2030	2,000,000	2,144,941
Series 2026A, GO, 5.00%, 9/1/2032	1,295,000	1,416,287
Series 2026B, GO, 5.00%, 9/1/2032	1,500,000	1,640,487
School District of the City of Erie (The), Limited Tax Series 2019A, GO, A.G., 4.00%, 4/1/2033	1,150,000	1,156,112
Township of Hampton
Series 2022, GO, 5.00%, 1/1/2035	150,000	160,253
Series 2022, GO, 4.00%, 1/1/2047	700,000	642,902
Wilkes-Barre Area School District Series 2019, GO, 3.75%, 4/15/2044	1,500,000	1,287,420
Total Pennsylvania		272,733,480
Puerto Rico — 1.1%
Children's Trust Fund, Tobacco Settlement Asset-Backed Series 2005A, Rev., Zero Coupon, 5/15/2050	41,470,000	8,323,887
Commonwealth of Puerto Rico Series 2022A-1, GO, 5.63%, 7/1/2027	3,241,345	3,294,310
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Puerto Rico — continued
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2029	2,641,000	2,405,006
Series A-2, Rev., 4.33%, 7/1/2040	34,278,000	33,510,625
Series A-1, Rev., Zero Coupon, 7/1/2046	27,899,000	9,992,920
Series A-1, Rev., Zero Coupon, 7/1/2051	19,600,000	5,111,631
Series A-1, Rev., 4.75%, 7/1/2053	3,650,000	3,448,445
Series A-2, Rev., 4.78%, 7/1/2058	4,002,000	3,772,393
Series A-1, Rev., 5.00%, 7/1/2058	29,500,000	28,581,096
Total Puerto Rico		98,440,313
Rhode Island — 0.4%
Rhode Island Health and Educational Building Corp., Brown university Health Series 2026B, Rev., 5.00%, 5/15/2031	4,250,000	4,539,161
Rhode Island Health and Educational Building Corp., Brown University Health Series 2026B, Rev., 5.50%, 5/15/2056	2,000,000	2,043,064
Rhode Island Health and Educational Building Corp., Brynt University Issue
Series 2024, Rev., 5.00%, 6/1/2037	2,255,000	2,388,787
Series 2024, Rev., 5.00%, 6/1/2038	1,650,000	1,734,055
Series 2024, Rev., 5.00%, 6/1/2042	2,030,000	2,094,471
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group
Series 2024, Rev., 5.00%, 5/15/2036	960,000	1,018,406
Series 2024, Rev., 5.00%, 5/15/2038	1,150,000	1,203,892
Series 2024, Rev., 5.00%, 5/15/2042	1,000,000	1,019,863
Series 2024, Rev., 5.00%, 5/15/2043	1,000,000	1,019,391
State of Rhode Island Series 2025A, GO, 5.00%, 5/1/2044	4,035,000	4,241,590
State of Rhode Island and Providence Plantations Consolidated Capital Development Loan Series 2018A, GO, 5.00%, 4/1/2029	75,000	77,720
Tobacco Settlement Financing Corp. Series B, Rev., 5.00%, 6/1/2050	11,000,000	10,826,789
Total Rhode Island		32,207,189
South Carolina — 0.9%
Charleston County Airport District Series 2019, Rev., 5.00%, 7/1/2035	250,000	261,174
Charleston Educational Excellence Finance Corp., Installment Purchase, Charleston County School District, South Carolina Project
Series 2024, Rev., 5.00%, 12/1/2026	1,000,000	1,005,920
Series 2024, Rev., 5.00%, 12/1/2027	1,000,000	1,029,487
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	231

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
South Carolina — continued
Series 2024, Rev., 5.00%, 12/1/2028	1,325,000	1,393,335
Clemson University Series 2025A, Rev., 5.00%, 5/1/2043	1,000,000	1,055,584
County of Dorchester Waterworks and Sewer System Series 2023, Rev., 4.25%, 10/1/2048	2,000,000	1,897,104
County Square Redevelopment Corp., Greenville South Carolina Project Series 2025, Rev., 5.00%, 4/1/2030	1,300,000	1,398,578
Medical University Hospital Authority, An Agency of The State of south Carolina FHA Insured Hospital Mortgage, Indian Land Project Series 2025, Rev., FHA, 5.25%, 11/15/2050	5,000,000	5,079,156
Medical University Hospital Authority, Nexton Project
Series 2026, Rev., FHA, 5.25%, 5/15/2035	450,000	489,919
Series 2026, Rev., FHA, 5.25%, 11/15/2035	300,000	325,364
Series 2026, Rev., FHA, 5.25%, 5/15/2036	250,000	270,325
Series 2026, Rev., FHA, 5.25%, 11/15/2036	200,000	215,483
Series 2026, Rev., FHA, 5.25%, 5/15/2037	250,000	268,516
Series 2026, Rev., FHA, 5.25%, 11/15/2037	250,000	267,550
Series 2026, Rev., FHA, 5.25%, 5/15/2038	200,000	213,405
Series 2026, Rev., FHA, 5.25%, 11/15/2038	250,000	265,802
Series 2026, Rev., FHA, 5.25%, 5/15/2039	250,000	264,973
Series 2026, Rev., FHA, 5.25%, 11/15/2039	250,000	264,096
Series 2026, Rev., FHA, 5.25%, 5/15/2040	250,000	263,493
Series 2026, Rev., FHA, 5.25%, 11/15/2040	350,000	368,034
Series 2026, Rev., FHA, 5.25%, 5/15/2041	450,000	472,415
Series 2026, Rev., FHA, 5.25%, 11/15/2041	350,000	367,513
Series 2026, Rev., FHA, 5.25%, 5/15/2042	375,000	392,955
Series 2026, Rev., FHA, 5.25%, 11/15/2042	300,000	314,478
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

South Carolina — continued
Series 2026, Rev., FHA, 5.25%, 5/15/2043	500,000	521,683
Series 2026, Rev., FHA, 5.25%, 11/15/2043	375,000	391,514
Patriots Energy Group Financing Agency Series 2023, Subseries B-1, Rev., 5.25%, 3/1/2031 (c)	2,670,000	2,834,078
South Carolina Jobs-Economic Development Authority, Foothill Affordable Housing Series 2025, Rev., 4.00%, 3/1/2035 (c)	9,000,000	8,837,282
South Carolina Jobs-Economic Development Authority, International Paper Co. Project Series 2023A, Rev., AMT, 3.95%, 4/1/2033	11,500,000	11,516,491
South Carolina Jobs-Economic Development Authority, Novant Health Obligated Group Series 2024A, Rev., 5.50%, 11/1/2054	1,000,000	1,034,564
South Carolina Public Service Authority
Series 2026C, Rev., 5.00%, 12/1/2037	1,295,000	1,413,522
Series 2025A, Rev., 5.00%, 12/1/2043	1,500,000	1,559,547
Series 2025A, Rev., 5.00%, 12/1/2046	2,000,000	2,052,806
Series 2025B, Rev., 5.00%, 12/1/2048	2,750,000	2,792,571
South Carolina Public Service Authority, Santee Cooper
Series 2024A, Rev., 5.25%, 12/1/2049	2,000,000	2,066,252
Series 2022B, Rev., 4.00%, 12/1/2050	1,700,000	1,475,237
Series 2022A, Rev., 4.00%, 12/1/2052	13,595,000	11,599,684
South Carolina State Housing Finance and Development Authority Series 2025B, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055	4,890,000	5,470,393
Town of Mount Pleasant Series 2025, Rev., 5.00%, 6/1/2039	1,010,000	1,103,200
Town of Mount Pleasant Water and Sewer Series 2025, Rev., 5.00%, 6/1/2038	1,015,000	1,119,357
University of South Carolina Series 2026A, Rev., 5.00%, 5/1/2051	3,000,000	3,080,747
Total South Carolina		77,013,587
South Dakota — 0.3%
South Dakota Health and Educational Facilities Authority, Monument Health
Series 2026, Rev., 5.00%, 9/1/2044	750,000	775,510
Series 2026, Rev., 5.00%, 9/1/2045	1,250,000	1,289,144
Series 2026, Rev., 5.00%, 9/1/2046	1,250,000	1,282,512
Series 2026, Rev., 5.25%, 9/1/2051	15,000,000	15,394,429
SEE NOTES TO FINANCIAL STATEMENTS.

232	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
South Dakota — continued
South Dakota Health and Educational Facilities Authority, Sanford
Series 2025B, Rev., 5.00%, 11/1/2037	1,000,000	1,077,207
Series 2025B, Rev., 5.00%, 11/1/2039	1,100,000	1,174,502
Series 2025B, Rev., 5.00%, 11/1/2040	1,200,000	1,264,326
South Dakota Housing Development Authority
Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055	1,425,000	1,565,456
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 11/1/2055	2,205,000	2,455,768
Total South Dakota		26,278,854
Tennessee — 1.4%
Chattanooga Health Educational and Housing Facility Board, CommonSpirit Health Series 2019A-1, Rev., 4.00%, 8/1/2037	1,200,000	1,175,650
City of Lenoir City, Electric System Series 2022, Rev., 5.00%, 6/1/2033	165,000	180,277
City of Memphis Memphis Light Gas and Water Division Electric System
Series 2025, Rev., 5.00%, 12/1/2037	1,750,000	1,924,327
Series 2025, Rev., 5.00%, 12/1/2038	1,925,000	2,096,873
Series 2025, Rev., 4.25%, 12/1/2044	3,000,000	2,905,951
County of Coffee, Rural High School Series 2021A, GO, 5.00%, 6/1/2028	125,000	130,025
Knox County Health Educational and Housing Facility Board, University of Tennessee Project
Series 2024A-1, Rev., 5.00%, 7/1/2037	435,000	462,851
Series 2024A-1, Rev., 5.00%, 7/1/2038	430,000	454,277
Series 2024A-1, Rev., 5.00%, 7/1/2039	500,000	524,101
Series 2024A-1, Rev., 5.25%, 7/1/2049	1,250,000	1,276,611
Memphis-Shelby County Airport Authority Series 2021A, Rev., AMT, 5.00%, 7/1/2045	1,000,000	999,511
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multi-Family Housing, Eastpoint Flats Series 2026, Rev., 3.05%, 7/1/2030 (c)	3,100,000	3,058,286
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Vanderbilt University Medical Center Series 2026B, Rev., 5.00%, 7/1/2034	5,285,000	5,754,222
Metropolitan Government of Nashville and Davidson County Water and Sewer
Series 2025, Rev., 5.00%, 7/1/2036	2,500,000	2,751,351
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Tennessee — continued
Series 2025, Rev., 5.00%, 7/1/2038	3,000,000	3,242,173
Series 2025, Rev., 5.00%, 7/1/2044	2,500,000	2,612,951
Series 2025, Rev., 5.00%, 7/1/2050	2,500,000	2,555,957
Metropolitan Nashville Airport Authority (The)
Series 2026B, Rev., AMT, 5.00%, 7/1/2040	1,000,000	1,040,727
Series 2022B, Rev., AMT, 5.50%, 7/1/2042	2,000,000	2,109,894
Series 2022B, Rev., AMT, 5.25%, 7/1/2047	10,100,000	10,309,464
Series 2022B, Rev., AMT, 5.00%, 7/1/2052	500,000	492,770
Metropolitan Nashville Airport Authority (The), Subordinate Airport
Series 2019A, Rev., 5.00%, 7/1/2049	1,680,000	1,692,152
Series 2019B, Rev., AMT, 5.00%, 7/1/2054	5,000,000	4,912,211
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group
Series 2024B, Rev., 5.00%, 9/1/2029 (c)	6,555,000	6,828,850
Series 2025B, Rev., 5.00%, 9/1/2030 (c)	1,050,000	1,106,380
Series 2024A, Rev., 5.25%, 9/1/2034	2,960,000	3,193,738
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.00%, 10/1/2029	100,000	86,723
Series 2019A, Rev., 5.50%, 10/1/2034	150,000	110,869
Series 2019A, Rev., 5.75%, 10/1/2059	7,940,000	5,414,477
State of Tennessee Series 2023A, GO, 5.00%, 5/1/2038	5,000,000	5,391,784
Tennergy Corp., Gas Supply Series 2021A, Rev., 4.00%, 9/1/2028 (c)	10,330,000	10,426,166
Tennessee Energy Acquisition Corp., Gas Project Series 2023A-1, Rev., 5.00%, 5/1/2028 (c)	15,315,000	15,668,894
Tennessee Housing Development Agency Series 2025-1A, Rev., GNMA / FNMA / FHLMC, 6.00%, 1/1/2056	7,405,000	8,012,028
Tennessee State School Bond Authority, Higher Educational Facilities Second Program
Series 2026A, Rev., 5.00%, 11/1/2050	4,895,000	5,026,811
Series 2026A, Rev., 5.00%, 11/1/2051	5,765,000	5,902,121
Total Tennessee		119,831,453
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	233

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — 11.9%
Alvin Independent School District, Unlimited Tax Series 2025A, GO, PSF-GTD, 5.00%, 2/15/2033	1,040,000	1,149,559
Arlington Higher Education Finance Corp., Lifeschool of Dallas
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2027	155,000	158,298
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2028	105,000	109,052
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2033	290,000	318,925
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2034	295,000	323,771
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2035	240,000	260,971
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2036	420,000	455,404
Arlington Higher Education Finance Corp., Trinity Basin Preparatory, Inc.
Series 2022, Rev., PSF-GTD, 5.00%, 8/15/2027	145,000	148,085
Series 2022, Rev., PSF-GTD, 5.00%, 8/15/2028	150,000	155,788
Series 2022, Rev., PSF-GTD, 5.00%, 8/15/2029	130,000	136,991
Series 2022, Rev., PSF-GTD, 5.00%, 8/15/2030	100,000	106,692
Austin Community College District, Limited Tax Series 2025, GO, 5.00%, 8/1/2036	5,000,000	5,485,313
Bell County Water Control and Improvement District No. 1
Series 2024, Rev., 5.00%, 7/10/2038	1,000,000	1,056,191
Series 2024, Rev., 5.00%, 7/10/2039	1,000,000	1,048,017
Board of Regents of the University of Texas System, Financing System Series 2026A, Rev., 4.00%, 8/15/2044	2,500,000	2,348,133
Cedar Hill Independent School District, Unlimited Tax
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2036	1,900,000	2,083,280
Series 2024, GO, PSF-GTD, 4.00%, 2/15/2050	4,000,000	3,545,688
Central Texas Turnpike System, First Tier
Series 2024B, Rev., 5.00%, 5/15/2030 (c)	3,500,000	3,700,591
Series 2024A, Rev., 5.00%, 8/15/2032	2,000,000	2,177,113
Central Texas Turnpike System, Second Tier
Series 2024C, Rev., 5.00%, 8/15/2033	8,000,000	8,747,026
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Series 2024C, Rev., 5.00%, 8/15/2034	6,540,000	7,163,722
Series 2024C, Rev., 5.00%, 8/15/2037	1,500,000	1,604,431
City of Austin
Series 2025, GO, 5.00%, 9/1/2041	4,000,000	4,225,374
Series 2025, GO, 5.00%, 9/1/2042	4,000,000	4,209,977
Series 2025, GO, 5.00%, 9/1/2043	5,500,000	5,769,592
Series 2025, GO, 5.00%, 9/1/2044	5,250,000	5,494,279
City of Austin Airport System
Series 2022, Rev., AMT, 5.00%, 11/15/2035	1,000,000	1,058,593
Series 2017B, Rev., AMT, 5.00%, 11/15/2046	1,000,000	996,240
City of Austin Electric Utility Series 2025, Rev., 5.00%, 11/15/2050	1,870,000	1,917,018
City of Austin Water and Wastewater System
Series 2026, Rev., 5.00%, 11/15/2038	1,000,000	1,084,132
Series 2026, Rev., 5.00%, 11/15/2040	1,250,000	1,328,444
Series 2026, Rev., 5.00%, 11/15/2041	1,750,000	1,850,847
Series 2026, Rev., 5.00%, 11/15/2043	1,650,000	1,731,609
Series 2026, Rev., 5.00%, 11/15/2055	1,575,000	1,595,182
City of Bryan Waterworks and Sewer Series 2025, Rev., 4.25%, 7/1/2045	2,750,000	2,595,694
City of Corpus Christi, Utility System, Junior Lein Series 2022B, Rev., 5.00%, 7/15/2032	325,000	351,610
City of Dallas Series 2025, GO, 5.00%, 2/15/2037	4,315,000	4,706,370
City of El Paso Water and Sewer Series 2026, Rev., 5.00%, 3/1/2040	10,835,000	11,522,500
City of Fort Worth Water and Sewer System Series 2024, Rev., 4.25%, 2/15/2054	5,940,000	5,341,341
City of Garland Electric Utility System
Series 2024, Rev., A.G., 5.00%, 3/1/2031	1,000,000	1,080,023
Series 2024, Rev., 5.00%, 11/15/2036	1,000,000	1,092,288
City of Georgetown Utilities System Series 2023, Rev., 5.00%, 8/15/2038	1,375,000	1,454,330
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Projects
Series 2020A, Rev., AMT, 5.00%, 7/1/2027	2,825,000	2,854,874
Series 2020B-2, Rev., AMT, 5.00%, 7/15/2027	1,955,000	1,976,639
Series 2020C, Rev., AMT, 5.00%, 7/15/2027	3,500,000	3,540,544
Series 2025B, Rev., AMT, 5.25%, 7/15/2029	2,400,000	2,482,620
SEE NOTES TO FINANCIAL STATEMENTS.

234	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series 2025B, Rev., AMT, 5.25%, 7/15/2032	6,250,000	6,562,854
Series 2024B, Rev., AMT, 5.25%, 7/15/2033	6,250,000	6,582,947
Series 2024B, Rev., AMT, 5.25%, 7/15/2034	11,300,000	11,907,720
City of Houston Combined Utility System, First Lien Series 2018D, Rev., 5.00%, 11/15/2030	45,000	47,015
City of Houston Combined Utility System, Junior Lien Series 2002A, Rev., A.G., 5.75%, 12/1/2032 (d)	2,000,000	2,284,536
City of Houston Hotel Occupancy Tax and Special, First Lien
Series 2026C, Rev., 5.00%, 9/1/2039	750,000	793,228
Series 2026C, Rev., 5.00%, 9/1/2040	1,400,000	1,470,757
Series 2026C, Rev., 5.00%, 9/1/2042	1,000,000	1,043,207
Series 2026C, Rev., A.G., 5.00%, 9/1/2043	1,000,000	1,041,923
Series 2026C, Rev., A.G., 5.25%, 9/1/2051	1,000,000	1,034,365
City of Mansfield, Combination Tax Series 2025, GO, 5.00%, 2/15/2044	2,000,000	2,071,001
City of Pflugerville, Combination Tax Series 2023A, GO, 4.13%, 8/1/2053	3,260,000	2,834,444
City of San Antonio
Series 2024, GO, 5.00%, 2/1/2027	1,000,000	1,010,211
Series 2025, GO, 5.00%, 2/1/2035	7,500,000	8,356,766
City of San Antonio Airport System
Series 2026, Rev., AMT, 5.50%, 7/1/2056	47,500,000	49,459,665
Series 2026, Rev., AMT, 5.00%, 7/1/2060	13,000,000	12,865,675
City of San Antonio Electric and Gas Systems
Series 2026A, Rev., 3.00%, 12/1/2029 (c)	27,000,000	26,722,435
Series 2024B, Rev., 5.00%, 2/1/2038	1,500,000	1,615,903
Series 2024C, Rev., 5.50%, 2/1/2049	4,000,000	4,252,047
City of Temple, Tax Reinvestment Zone No. 1
Series 2026, Rev., 5.00%, 8/1/2034	1,000,000	1,066,882
Series 2026, Rev., 5.00%, 8/1/2035	1,200,000	1,277,654
Series 2026, Rev., 5.00%, 8/1/2039	1,600,000	1,655,074
Series 2026, Rev., 5.00%, 8/1/2041	1,500,000	1,533,644
Series 2026, Rev., 5.25%, 8/1/2043	1,400,000	1,458,082
Series 2026, Rev., 5.25%, 8/1/2045	1,500,000	1,548,116
Series 2026, Rev., 5.00%, 8/1/2051	3,000,000	2,969,681
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Clifton Higher Education Finance Corp., Idea Public Schools Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2027	1,000,000	1,021,277
Clifton Higher Education Finance Corp., YES Prep Public School, Inc.
Series 2023, Rev., PSF-GTD, 5.00%, 4/1/2038	265,000	277,654
Series 2025, Rev., PSF-GTD, 4.63%, 4/1/2050	4,600,000	4,388,084
Collin County Community College District Series 2024, Rev., 4.00%, 8/15/2042	2,170,000	2,081,622
Coppell Independent School District
Series 2026, GO, PSF-GTD, 5.00%, 8/15/2034	1,200,000	1,339,022
Series 2026, GO, PSF-GTD, 5.00%, 8/15/2035	1,320,000	1,476,341
Series 2026, GO, PSF-GTD, 5.00%, 8/15/2041	700,000	744,825
Series 2026, GO, PSF-GTD, 5.00%, 8/15/2042	1,000,000	1,060,864
Series 2026, GO, PSF-GTD, 5.00%, 8/15/2043	1,000,000	1,053,612
Series 2026, GO, PSF-GTD, 5.00%, 8/15/2044	1,250,000	1,311,527
Series 2026, GO, PSF-GTD, 5.00%, 8/15/2045	650,000	680,754
County of Bexar, Combination Tax Series 2023, GO, 5.00%, 6/15/2042	2,115,000	2,200,946
County of Fort Bend Toll Road, Senior Lien
Series 2024, Rev., A.G., 5.00%, 3/1/2035	1,000,000	1,088,921
Series 2024, Rev., A.G., 5.00%, 3/1/2036	1,000,000	1,079,573
Series 2025, Rev., A.G., 5.00%, 3/1/2044	2,500,000	2,579,154
Series 2025, Rev., A.G., 5.00%, 3/1/2045	2,000,000	2,055,489
County of Harris Toll Road, First Lien Series 2025A, Rev., 4.50%, 8/15/2055	5,000,000	4,662,419
County of Harris, First Lien Series 2024A, Rev., 5.00%, 8/15/2039	1,500,000	1,594,021
County of Harris, Permanent Improvement Tax
Series 2026A, GO, 5.00%, 9/15/2047	2,250,000	2,327,801
Series 2026B, GO, 5.00%, 9/15/2047	2,830,000	2,927,856
Series 2026A, GO, 5.00%, 9/15/2048	2,650,000	2,725,225
Series 2026A, GO, 5.00%, 9/15/2049	7,700,000	7,890,874
Series 2026B, GO, 5.00%, 9/15/2049	4,860,000	4,980,474
Series 2026B, GO, 5.25%, 9/15/2051	4,500,000	4,686,877
Series 2024A, GO, 5.00%, 9/15/2054	10,000,000	10,105,790
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	235

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
County of Harris, Unlimited Tax
Series 2023A, GO, 4.25%, 9/15/2048	1,790,000	1,685,051
Series 2026A, GO, 5.00%, 9/15/2049	1,000,000	1,024,789
County of Hays
Series 2026, GO, 5.00%, 2/15/2043	1,000,000	1,043,658
Series 2026, GO, 5.00%, 2/15/2044	1,000,000	1,040,157
Series 2026, GO, 5.00%, 2/15/2045	1,125,000	1,168,221
Series 2026, GO, 5.00%, 2/15/2046	1,000,000	1,034,470
Crandall Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 2/1/2039	2,800,000	2,975,363
Series 2023, GO, PSF-GTD, 5.00%, 2/1/2041	5,000,000	5,218,729
Crowley Independent School District, Unlimited Tax
Series 2025, GO, PSF-GTD, 5.00%, 2/1/2041	1,415,000	1,496,710
Series 2025, GO, PSF-GTD, 5.00%, 2/1/2042	2,180,000	2,292,979
Series 2025, GO, PSF-GTD, 5.00%, 2/1/2043	1,000,000	1,049,008
Series 2025, GO, PSF-GTD, 5.00%, 2/1/2044	1,250,000	1,307,193
Series 2025, GO, PSF-GTD, 5.00%, 2/1/2045	1,000,000	1,044,012
Cypress-Fairbanks Independent School District, Unlimited Tax Series 2022A, GO, PSF-GTD, 5.00%, 2/15/2043	2,000,000	2,070,309
Dallas Fort Worth International Airport
Series 2025A-2, Rev., AMT, 5.00%, 11/1/2029 (c)	25,000,000	26,169,252
Series 2025A-2, Rev., AMT, 5.00%, 11/1/2032 (c)	10,000,000	10,708,680
Dallas Independent School District, Unlimited Tax Series 2026A, GO, PSF-GTD, 4.25%, 2/15/2047	4,500,000	4,281,664
Denison Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.00%, 8/1/2045	2,865,000	2,682,369
Eagle Pass Independent School District, Unlimited Tax Series 2026, GO, PSF-GTD, 5.00%, 8/15/2051	1,250,000	1,281,925
Fort Bend Independent School District, Unlimited Tax Series 2026B, GO, PSF-GTD, 3.13%, 8/1/2029 (c)	8,000,000	7,939,802
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Frisco Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 2/15/2036	1,105,000	1,198,186
Georgetown Independent School District Series 2025, GO, PSF-GTD, 5.50%, 2/15/2037	4,250,000	4,829,769
Grand Parkway Transportation Corp., Grand Parkway System Subordinate Tier
Series 2018A, Rev., 5.00%, 10/1/2043	8,500,000	8,626,180
Series 2020C, Rev., 4.00%, 10/1/2045	5,835,000	5,255,582
Series 2020C, Rev., 4.00%, 10/1/2049	3,395,000	2,941,899
Harris County Cultural Education Facilities Finance Corp., Houston Methodist Series 2026A, Rev., 5.00%, 12/1/2031	6,000,000	6,492,541
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2024F, Rev., VRDO, 2.15%, 9/10/2026 (c)	24,120,000	24,120,000
Harris County Cultural Education Facilities Finance Corp., Texas Childrens Hospital Series 2015-3, Rev., VRDO, LOC : TD Bank NA, 2.25%, 9/10/2026 (c)	16,245,000	16,245,000
Harris County Hospital District, Limited Tax
Series 2026, GO, 5.00%, 2/15/2031	2,000,000	2,162,308
Series 2026, GO, 5.00%, 2/15/2032	7,150,000	7,801,573
Series 2026, GO, 5.00%, 2/15/2033	3,000,000	3,295,450
Series 2026, GO, 5.00%, 2/15/2034	5,150,000	5,683,307
Series 2026, GO, 5.00%, 2/15/2035	2,250,000	2,489,743
Harris County-Houston Sports Authority, Senior Lien Series 2024A, Rev., A.G., 5.00%, 11/15/2026	3,500,000	3,515,604
Hays Consolidated Independent School District, Unlimited Tax
Series 2026A, GO, PSF-GTD, 5.00%, 8/15/2048	3,605,000	3,708,893
Series 2026A, GO, PSF-GTD, 5.00%, 8/15/2051	7,800,000	7,968,048
Series 2026A, GO, PSF-GTD, 5.00%, 8/15/2055	7,500,000	7,585,296
Housing Options, Inc., The Culbreath Series 2025, Rev., 3.75%, 11/1/2028 (c)	7,000,000	7,070,453
Houston Independent School District, Limited Tax Series 2025B, GO, PSF-GTD, 5.00%, 2/15/2027	4,000,000	4,044,568
Humble Independent School District, Unlimited Tax Series 2026A, GO, PSF-GTD, 4.13%, 2/15/2044	1,660,000	1,584,153
Irving Independent School District Series 2025, GO, PSF-GTD, 5.00%, 2/15/2037	5,485,000	6,034,960
SEE NOTES TO FINANCIAL STATEMENTS.

236	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Katy Independent School District, Unlimited Tax
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2033	2,000,000	2,211,919
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2034	1,200,000	1,334,336
Series 2026, GO, PSF-GTD, 5.00%, 2/15/2039	4,300,000	4,627,509
Series 2026, GO, PSF-GTD, 5.00%, 2/15/2040	3,000,000	3,197,369
Series 2026, GO, PSF-GTD, 5.00%, 2/15/2047	1,575,000	1,626,451
Series 2026, GO, PSF-GTD, 5.00%, 2/15/2048	1,290,000	1,329,672
Series 2026, GO, PSF-GTD, 5.00%, 2/15/2049	1,500,000	1,544,009
Legacy Denton Public Facility Corp., Multifamily Housing Roselawn Village Series 2025, Rev., 3.15%, 5/1/2029 (c)	6,500,000	6,496,383
Lewisville Independent School District, Unlimited Tax Series 2025, GO, PSF-GTD, 4.00%, 8/15/2041	12,500,000	11,833,480
Little Elm Independent School District Series 2024, GO, PSF-GTD, 4.00%, 8/15/2054	7,000,000	6,063,798
Lockhart Independent School District, Unlimited Tax Series 2025, GO, PSF-GTD, 5.00%, 8/1/2033	1,060,000	1,176,438
Lower Colorado River Authority
Series 2024, Rev., 5.00%, 5/15/2036	4,000,000	4,312,082
Series 2024, Rev., 5.00%, 5/15/2040	4,750,000	4,972,640
Lower Colorado River Authority, LCRA Transmission Services Corp. Project
Series 2026A, Rev., 5.00%, 5/15/2048	2,000,000	2,041,041
Series 2026A, Rev., 5.00%, 5/15/2051	5,000,000	5,061,722
Series 2026A, Rev., 5.00%, 5/15/2056	11,000,000	11,042,841
Lower Colorado River Authority, LCRA Transmission Services Corp., Project
Series 2025A, Rev., 5.00%, 5/15/2033	2,000,000	2,196,685
Series 2025A, Rev., 5.00%, 5/15/2034	1,750,000	1,929,397
Series 2018, Rev., 5.00%, 5/15/2035	155,000	158,577
Series 2025A, Rev., 5.00%, 5/15/2035	1,250,000	1,380,747
Mansfield Independent School District, Unlimited Tax
Series 2025, GO, PSF-GTD, 5.00%, 2/15/2041	2,500,000	2,650,675
Series 2025, GO, PSF-GTD, 5.00%, 2/15/2044	3,500,000	3,659,369
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Series 2024, GO, PSF-GTD, 4.00%, 2/15/2054	5,150,000	4,430,144
Melissa Independent School District, Unlimited Tax
Series 2024, GO, PSF-GTD, 5.00%, 2/1/2027	100,000	100,929
Series 2024, GO, PSF-GTD, 5.00%, 2/1/2028	320,000	330,943
Series 2024, GO, PSF-GTD, 5.00%, 2/1/2029	250,000	263,093
Series 2024, GO, PSF-GTD, 5.00%, 2/1/2030	220,000	234,963
Series 2024, GO, PSF-GTD, 5.00%, 2/1/2031	250,000	270,328
Mission Economic Development Corp., Senior Lien Natgasoline Project Series 2026, Rev., AMT, 4.75%, 8/1/2036 (c)	5,175,000	5,204,705
Mission Economic Development Corp., Waste Management, Inc., Project Series 2020A, Rev., AMT, VRDO, 2.85%, 12/1/2026 (c)	3,000,000	3,000,000
Montgomery County Toll Road Authority, Senior Lien Series 2026, Rev., 5.00%, 9/15/2047 (e)	1,000,000	1,018,139
Montgomery Independent School District, Unlimited Tax Series 2024A, GO, PSF-GTD, 5.00%, 2/15/2030	2,910,000	3,111,566
New Hope Cultural Education Facilities Finance Corp., Brazos Presbyterian Homes, Inc., Project
Series 2025, Rev., 5.25%, 1/1/2036	3,270,000	3,497,288
Series 2025, Rev., 5.25%, 1/1/2040	1,000,000	1,023,263
Series 2025, Rev., 5.38%, 1/1/2055	1,000,000	999,052
New Hope Cultural Education Facilities Finance Corp., Legacy Midtown Park Project Series 2025, Rev., 6.75%, 7/1/2044	1,000,000	1,037,024
New Hope Higher Education Finance Corp., Texas Christian University Project
Series 2026A, Rev., 5.00%, 3/15/2044	2,000,000	2,073,892
Series 2026A, Rev., 5.00%, 3/15/2045	1,250,000	1,290,112
Series 2026A, Rev., 5.00%, 3/15/2046	1,265,000	1,298,304
North East Texas Regional Mobility Authority, Senior Lien
Series 2025A, Rev., 5.00%, 1/1/2033	525,000	570,384
Series 2025A, Rev., 5.00%, 1/1/2034	1,230,000	1,342,997
Series 2025A, Rev., 5.00%, 1/1/2036	1,000,000	1,084,309
Series 2025A, Rev., 5.00%, 1/1/2037	700,000	752,905
Series 2025A, Rev., 5.00%, 1/1/2038	1,000,000	1,066,356
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	237

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series 2025A, Rev., 5.00%, 1/1/2039	1,000,000	1,057,099
Series 2025A, Rev., 5.00%, 1/1/2041	1,390,000	1,432,812
Series 2025A, Rev., 5.00%, 1/1/2042	1,200,000	1,232,992
Series 2025A, Rev., 5.00%, 1/1/2043	1,100,000	1,132,755
Series 2025A, Rev., 5.25%, 1/1/2044	1,330,000	1,384,647
Series 2025A, Rev., 5.25%, 1/1/2045	1,500,000	1,558,144
Series 2025A, Rev., 5.25%, 1/1/2046	1,150,000	1,190,902
North East Texas Regional Mobility Authority, Subordinate Lien
Series 2025B, Rev., 5.00%, 1/1/2032	600,000	643,421
Series 2025B, Rev., 5.00%, 1/1/2033	650,000	701,204
Series 2025B, Rev., 5.00%, 1/1/2034	1,935,000	2,095,878
Series 2025B, Rev., 5.00%, 1/1/2035	750,000	811,482
Series 2025B, Rev., 5.00%, 1/1/2036	1,000,000	1,073,228
Series 2025B, Rev., 5.00%, 1/1/2037	600,000	638,762
Series 2025B, Rev., 5.00%, 1/1/2038	600,000	633,296
Series 2025B, Rev., 5.00%, 1/1/2039	600,000	627,809
Series 2025B, Rev., 5.00%, 1/1/2040	800,000	829,653
Series 2025B, Rev., 5.00%, 1/1/2041	880,000	903,418
Series 2025B, Rev., 5.00%, 1/1/2042	750,000	767,490
Series 2025B, Rev., 5.00%, 1/1/2043	750,000	764,517
Series 2025B, Rev., 5.25%, 1/1/2044	750,000	773,494
Series 2025B, Rev., 5.25%, 1/1/2045	725,000	745,543
Series 2025B, Rev., 5.25%, 1/1/2046	650,000	666,366
North Texas Municipal Water District Series 2025, Rev., 5.00%, 6/1/2047	11,465,000	11,833,926
North Texas Municipal Water District Water System
Series 2025, Rev., 5.00%, 9/1/2034	7,935,000	8,791,528
Series 2025, Rev., 5.00%, 9/1/2035	7,500,000	8,283,380
Series 2025, Rev., 5.00%, 9/1/2036	1,340,000	1,468,184
Series 2025, Rev., 5.00%, 9/1/2038	10,000,000	10,766,980
Series 2025, Rev., 5.00%, 9/1/2055	2,415,000	2,433,357
North Texas Tollway Authority, First Tier
Series 2025A, Rev., 5.00%, 1/1/2039	3,000,000	3,222,765
Series A, Rev., 4.00%, 1/1/2043	1,645,000	1,483,039
Northwest Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 2/15/2039	2,500,000	2,630,994
Series 2022A, GO, PSF-GTD, 5.00%, 2/15/2048	1,000,000	1,019,071
Pasadena Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 2/15/2048	5,000,000	5,098,847
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Permanent University Fund - University of Texas System
Series 2025A, Rev., 5.00%, 7/1/2035	10,840,000	12,126,061
Series 2026A, Rev., 5.25%, 7/1/2041	11,000,000	12,328,544
Plano Independent School District, Unlimited Tax
Series 2025, GO, PSF-GTD, 5.00%, 2/15/2029	2,250,000	2,374,874
Series 2025, GO, PSF-GTD, 5.00%, 2/15/2030	3,000,000	3,212,905
Series 2025, GO, PSF-GTD, 4.00%, 2/15/2044	3,250,000	3,082,936
Richardson Independent School District, Unlimited Tax
Series 2026A, GO, PSF-GTD, 5.00%, 2/15/2039	2,250,000	2,412,810
Series 2026A, GO, PSF-GTD, 5.00%, 2/15/2040	2,750,000	2,922,998
Series 2026A, GO, PSF-GTD, 5.00%, 2/15/2041	5,000,000	5,286,729
Rockwall Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 5.00%, 2/15/2054	10,000,000	10,108,349
Round Rock Independent School District Series 2025B, GO, PSF-GTD, 5.00%, 8/1/2039	1,450,000	1,560,473
State of Texas
Series 2025B, GO, 5.00%, 8/1/2036	2,255,000	2,478,063
Series 2025, GO, 5.00%, 10/1/2036	2,870,000	3,184,716
State of Texas, College Student Loan
Series 2025, GO, AMT, 5.00%, 8/1/2029	2,170,000	2,286,451
Series 2026, GO, AMT, 5.00%, 8/1/2032	17,190,000	18,600,170
Tarrant County College District Series 2022, GO, 5.00%, 8/15/2028	1,000,000	1,044,797
Tarrant County Cultural Education Facilities Finance Corp., Ascension Senior Credit Series 2025C1, Rev., 5.00%, 11/15/2032 (c)	15,000,000	16,217,722
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project Series 2022F, Rev., 5.00%, 11/15/2030 (c)	2,215,000	2,349,787
Tarrant County Cultural Education Facilities Finance Corp., Christus Health
Series 2024B, Rev., 5.00%, 7/1/2027	2,360,000	2,403,648
Series 2024B, Rev., 5.00%, 7/1/2028	3,000,000	3,115,301
Series 2024B, Rev., 5.00%, 7/1/2029	2,485,000	2,621,404
Series 2022A, Rev., 4.00%, 7/1/2053	1,315,000	1,093,670
SEE NOTES TO FINANCIAL STATEMENTS.

238	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Tarrant County Cultural Education Facilities Finance Corp., Cook Children's Medical Center Series 2025, Rev., 4.13%, 12/1/2054	2,495,000	2,170,676
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Series 2025C, Rev., 5.00%, 11/15/2032 (c)	18,275,000	19,761,262
Terrell Independent School District, Kaufman and Hunt Counties, Unlimited Tax
Series 2025, GO, PSF-GTD, 5.00%, 8/1/2037	2,500,000	2,749,532
Series 2025, GO, PSF-GTD, 5.00%, 8/1/2038	2,500,000	2,725,155
Texas A&M University, Financing System Series 2017E, Rev., 5.00%, 5/15/2030	155,000	157,287
Texas Department of Housing and Community Affairs Series 2026A, Rev., GNMA COLL, 6.00%, 1/1/2057	12,725,000	14,061,475
Texas Department of Transportation State Highway Fund, First Tier Series 2026, Rev., 5.00%, 4/1/2031	30,000,000	32,709,558
Texas Municipal Gas Acquisition and Supply Corp. IV, Gas Supply
Series 2023A, Rev., 5.50%, 1/1/2030 (c)	5,000,000	5,224,575
Series 2023B, Rev., 5.50%, 1/1/2034 (c)	12,825,000	13,672,005
Series 2026A, Rev., 5.25%, 3/1/2037	12,630,000	13,368,735
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply
Series 2024, Rev., 5.00%, 1/1/2034 (c)	11,520,000	12,011,558
Series 2026, Rev., 5.00%, 4/1/2036	17,950,000	18,614,933
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC North Tarrant Express Project Series 2023, Rev., AMT, 5.50%, 12/31/2058	3,335,000	3,404,702
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC Project
Series 2023, Rev., AMT, 5.25%, 12/31/2036	2,835,000	2,973,928
Series 2019, Rev., AMT, 5.00%, 6/30/2058	6,000,000	5,820,778
Texas Public Finance Authority, Texas Southern University Series 2023, Rev., 5.00%, 5/1/2027	625,000	632,879
Texas State University System
Series 2026C, Rev., 5.00%, 3/15/2031 (e)	1,750,000	1,881,107
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Series 2026C, Rev., 5.00%, 3/15/2032 (e)	2,250,000	2,444,510
Texas Transportation Finance Corp. Series 2025A, Rev., 5.00%, 10/1/2041	5,275,000	5,606,027
Texas Transportation Finance Corp. Subordinate Tier
Series 2025A, Rev., 5.00%, 10/1/2042	6,500,000	6,886,901
Series 2025A, Rev., 5.00%, 10/1/2043	5,500,000	5,803,460
Texas Water Development Board
Series 2025, Rev., 5.00%, 4/15/2036	1,500,000	1,669,898
Series 2023A, Rev., 5.00%, 10/15/2037	1,700,000	1,831,532
Series 2025, Rev., 5.00%, 10/15/2042	5,000,000	5,279,809
Series 2023A, Rev., 5.00%, 10/15/2058	1,725,000	1,747,946
Texas Water Development Board, State Water Implementation Fund
Series 2018B, Rev., 5.00%, 4/15/2030	7,000,000	7,326,832
Series 2024A, Rev., 4.25%, 10/15/2051	1,160,000	1,055,818
Trinity River Authority of Texas, Livingston Regional Water Supply System Project
Series 2023, Rev., 5.00%, 8/1/2036	1,120,000	1,209,547
Series 2023, Rev., 5.00%, 8/1/2037	1,175,000	1,259,619
Series 2023, Rev., 5.00%, 8/1/2038	1,220,000	1,298,389
Weslaco Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 5.00%, 2/15/2037	670,000	729,794
Wylie Independent School District Series 2024, GO, PSF-GTD, 5.00%, 8/15/2039	2,695,000	2,856,866
Total Texas		1,045,822,169
Utah — 0.8%
City of Salt Lake City, Airport System Series 2021A, Rev., AMT, 5.00%, 7/1/2029	2,350,000	2,471,927
City of Salt Lake City, International Airport Series 2025A, Rev., AMT, 5.25%, 7/1/2043	3,080,000	3,235,862
City of Salt Lake City, Sales and Excise Tax Series 2022A, Rev., 4.00%, 10/1/2030	105,000	109,428
County of Utah, IHC Health Services, Inc. Series 2018C, Rev., VRDO, LIQ : TD Bank NA, 2.95%, 9/1/2026 (c)	35,000,000	35,000,000
Downtown Revitalization Public Infrastructure District, Second Lien Sales Tax SEG Redevelopment Project
Series 2025B, Rev., A.G., 5.25%, 6/1/2045	1,000,000	1,061,498
Series 2025B, Rev., A.G., 5.50%, 6/1/2050	3,000,000	3,165,199
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	239

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Utah — continued
Intermountain Power Agency, Utah Power Supply
Series 2023A, Rev., 5.00%, 7/1/2033	1,465,000	1,605,598
Series 2023A, Rev., 5.00%, 7/1/2037	2,305,000	2,455,225
Series 2024A, Rev., 5.00%, 7/1/2037	2,600,000	2,796,903
Series 2024A, Rev., 5.00%, 7/1/2040	1,610,000	1,693,980
Mida Cormont Public Infrastructure District, Limited Tax Series 2025A-1, GO, 6.25%, 6/1/2055 (b)	1,000,000	1,040,091
Mida Mountain Village Public Infrastructure District, Utah Subordinate Tax Allocation Series 2024-1, Rev., 5.13%, 6/15/2054 (b)	2,000,000	1,914,216
Utah Housing Corp., Single Family Mortgage
Series 2025, Rev., 3.00%, 9/1/2029 (c)	2,400,000	2,386,911
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055	6,560,000	7,198,686
Utah Infrastructure Agency Series 2021, Rev., 4.00%, 10/15/2029	1,210,000	1,213,670
Utah Infrastructure Agency, Tax-Exempt Telecommunications Series 2018A, Rev., 5.00%, 10/15/2028	1,000,000	1,009,724
Utah Telecommunication Open Infrastructure Agency, Sales Tax and Telecommunications
Series 2022, Rev., 5.25%, 6/1/2034	325,000	355,111
Series 2022, Rev., 5.25%, 6/1/2035	580,000	628,882
Utah Transit Authority, Sales Tax
Series 2025, Rev., 5.00%, 12/15/2037	1,250,000	1,381,690
Series 2024, Rev., 5.00%, 6/15/2040	1,580,000	1,688,993
Series 2023, Rev., 5.00%, 12/15/2041	1,235,000	1,307,062
Total Utah		73,720,656
Virginia — 0.8%
Albemarle County Economic Development Authority, Albemarle County Projects Series 2026, Rev., 4.00%, 6/1/2045	6,000,000	5,674,652
Arlington County Industrial Development Authority, Multi-Family Housing Barcroft- Charlie 2 and Barcroft Bravo 5 Series 2025, Rev., 3.10%, 2/1/2027 (c)	2,000,000	1,998,772
City of Richmond Public Utility
Series 2026B, Rev., 5.00%, 1/15/2032	3,980,000	4,374,693
Series 2026B, Rev., 5.00%, 1/15/2033	7,000,000	7,774,510
Series 2026B, Rev., 4.25%, 1/15/2047	1,120,000	1,091,980
City of Richmond, Public Improvement Series 2017B, GO, 5.00%, 7/15/2027	175,000	178,781
County of Henrico Water and Sewer Series 2019, Rev., 5.00%, 5/1/2029	100,000	106,076
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Virginia — continued
County of Spotsylvania, Public Improvement Series 2018, GO, 5.00%, 7/15/2029	85,000	88,626
Prince William County Service Authority, Water and Sewer System
Series 2025, Rev., 5.00%, 7/15/2032	1,000,000	1,107,795
Series 2025, Rev., 5.00%, 7/15/2033	1,000,000	1,119,291
Series 2025, Rev., 5.00%, 7/15/2038	1,000,000	1,099,754
Virginia College Building Authority Educational Facilities, 21St Century College and Equipment Programs Series 2023B, Rev., 5.00%, 2/1/2033	150,000	166,250
Virginia Housing Development Authority, Commonwealth Mortgage Series 2026J, Rev., GNMA / FNMA / FHLMC, 2.80%, 6/1/2027 (c)	1,930,000	1,928,397
Virginia Port Authority
Series 2025, Rev., 5.00%, 7/1/2038	1,500,000	1,624,962
Series 2025, Rev., 5.00%, 7/1/2040	1,750,000	1,862,006
Series 2025, Rev., 5.00%, 7/1/2044	1,365,000	1,426,916
Virginia Public Building Authority
Series 2015A, Rev., 4.00%, 8/1/2031	5,000,000	5,003,065
Series 2024A, Rev., 5.00%, 8/1/2043	6,660,000	7,031,325
Virginia Public School Authority, 1997 Resolution
Series 2025A, Rev., 5.00%, 8/1/2037	3,840,000	4,260,568
Series 2025A, Rev., 5.00%, 8/1/2038	2,210,000	2,430,270
Virginia Small Business Financing Authority, Lifespire of Virginia Residential Care Facilities
Series 2026A, Rev., 5.00%, 12/1/2029	805,000	850,484
Series 2026A, Rev., 5.00%, 12/1/2030	725,000	773,580
Series 2026A, Rev., 5.00%, 12/1/2031	1,040,000	1,117,942
Series 2026A, Rev., 5.00%, 12/1/2033	2,935,000	3,189,590
Series 2021, Rev., 4.00%, 12/1/2051	5,230,000	4,353,096
Virginia Small Business Financing Authority, Senior Lien, Elizabeth River Crossing Opco, LLC Project Series 2022, Rev., AMT, 4.00%, 7/1/2032	250,000	249,903
Virginia Small Business Financing Authority, Senior Lien, Transform 66 P3 Project
Series 2017, Rev., AMT, 5.00%, 12/31/2052	7,030,000	6,808,665
Series 2017, Rev., AMT, 5.00%, 12/31/2056	5,880,000	5,663,156
Total Virginia		73,355,105
SEE NOTES TO FINANCIAL STATEMENTS.

240	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — 1.8%
Central Puget Sound Regional Transit Authority, Sales and Use Tax Series 2021S-1, Rev., 4.00%, 11/1/2040	1,380,000	1,308,647
City of Seattle Municipal Light and Power Series 2025, Rev., 5.00%, 2/1/2036	5,000,000	5,605,698
County of Spokane Series 2025, GO, 5.00%, 12/1/2043	1,000,000	1,060,728
Energy Northwest, Columbia Generating Station Series 2021A, Rev., 4.00%, 7/1/2042	3,760,000	3,636,195
Energy Northwest, Project 1
Series 2017A, Rev., 5.00%, 7/1/2028	55,000	56,075
Series 2025A, Rev., 5.00%, 7/1/2032	2,000,000	2,200,075
Fircrest Properties, State of Washington Department of Social & Health Services Project Series 2024, Rev., 5.50%, 6/1/2049	5,000,000	5,228,259
King and Pierce Counties Valley Regional Fire Authority, Unlimited Tax
Series 2024, GO, A.G., 5.00%, 12/1/2036	1,400,000	1,525,924
Series 2024, GO, A.G., 5.00%, 12/1/2037	1,000,000	1,079,886
Series 2024, GO, A.G., 5.00%, 12/1/2038	1,300,000	1,391,155
Series 2024, GO, A.G., 5.00%, 12/1/2039	1,085,000	1,150,876
Mason County School District No. 309 Shelton, Unlimited Tax Series 2017, GO, 5.00%, 12/1/2029	45,000	45,796
Port of Tacoma, Subordinate Lien Series 2008B, Rev., VRDO, LOC : Bank of America NA, 2.29%, 9/10/2026 (c)	8,725,000	8,725,000
State of Washington Motor Vehicle Fuel Tax
Series R-2025E, GO, 5.00%, 8/1/2029	6,860,000	7,298,395
Series 2025C, GO, 5.00%, 7/1/2030	5,040,000	5,430,586
Series R-2025E, GO, 5.00%, 8/1/2030	2,980,000	3,214,653
Series R2025C, GO, 5.00%, 7/1/2032	4,000,000	4,413,620
Series 2024D, GO, 5.00%, 6/1/2045	4,000,000	4,165,017
State of Washington, Motor Vehicle Fuel Tax Series 2026F, GO, 5.00%, 6/1/2050	15,000,000	15,365,647
State of Washington, Various Purpose
Series 2026C, GO, 5.00%, 2/1/2042	15,000,000	15,921,522
Series 2026E, GO, 5.00%, 8/1/2042	18,305,000	19,477,869
Series 2026C, GO, 5.00%, 2/1/2044	15,000,000	15,766,024
Three Rivers Regional Wastewater Authority Series 2024, Rev., 5.00%, 9/1/2037	1,275,000	1,377,045
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Washington — continued
Vancouver Housing Authority, Jean Pointe Project Series 2025, Rev., 4.25%, 2/1/2038	9,000,000	8,865,859
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center
Series 2025A, Rev., 5.00%, 3/1/2027	1,000,000	1,011,346
Series 2025A, Rev., 5.00%, 3/1/2028	750,000	772,949
Series 2025A, Rev., 5.00%, 3/1/2029	1,000,000	1,048,003
Series 2025A, Rev., 5.00%, 3/1/2030	1,000,000	1,060,799
Washington State Housing Finance Commission, Bayview Manor II Project
Series 2025B-2, Rev., 4.20%, 7/1/2029 (b)	1,130,000	1,130,268
Series 2025A, Rev., 6.00%, 7/1/2060 (b)	1,000,000	1,009,713
Washington State Housing Finance Commission, Blakeley and Laurel Villages Portfolio
Series 2025A, Rev., 5.50%, 7/1/2050 (b)	4,905,000	4,860,098
Series 2025A, Rev., 5.75%, 7/1/2060 (b)	5,000,000	5,016,094
Washington State Housing Finance Commission, Rockwood Retirement Communities Project
Series 2020A, Rev., 5.00%, 1/1/2032 (b)	1,920,000	1,945,744
Series 2020A, Rev., 5.00%, 1/1/2041 (b)	3,070,000	2,955,276
Washington State Housing Finance Commission, Seattle Academy of Arts and Science Project Series 2023, Rev., 5.63%, 7/1/2038 (b)	1,215,000	1,289,856
Total Washington		156,410,697
West Virginia — 0.2%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Kentucky Power Co. Mitchell Project Series 2014A, Rev., AMT, 3.75%, 6/13/2030 (c)	4,500,000	4,465,180
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Commercial Metal Co. Project Series 2025, Rev., AMT, 4.63%, 5/15/2032 (c)	7,000,000	7,102,096
West Virginia Hospital Finance Authority, University Health System Series 2023A, Rev., 5.00%, 6/1/2040	1,800,000	1,868,407
Total West Virginia		13,435,683
Wisconsin — 1.9%
City of Milwaukee, Promissory Notes Series 2023N3, GO, A.G., 5.00%, 4/1/2032	1,655,000	1,800,148
City of Oshkosh, Water
Series 2022D, Rev., 5.00%, 1/1/2027	165,000	166,250
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	241

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Series 2022D, Rev., 5.00%, 1/1/2028	180,000	185,145
Public Finance Authority, AFCO Airport Real Estate Group Series 2023, Rev., AMT, 5.00%, 7/1/2027	790,000	798,471
Public Finance Authority, Ascend Leadership Academy Project Series 2021A, Rev., 5.00%, 6/15/2041 (b)	1,035,000	909,026
Public Finance Authority, Astro Texas Land Projects Series 2025, Rev., 5.00%, 12/15/2036 (b)	2,188,776	2,141,248
Public Finance Authority, Celanese Corp. Series 2016C, Rev., AMT, 4.30%, 11/1/2030	1,200,000	1,196,370
Public Finance Authority, Georgia SR 400 Express Lanes Project
Series 2025, Rev., AMT, 5.75%, 6/30/2060	8,290,000	8,512,218
Series 2025, Rev., AMT, 5.75%, 12/31/2065	9,000,000	9,234,884
Public Finance Authority, Kahala Nui Project
Series 2025, Rev., 5.00%, 11/15/2026	275,000	276,031
Series 2025, Rev., 5.00%, 11/15/2027	290,000	296,349
Series 2025, Rev., 5.00%, 11/15/2028	380,000	394,568
Series 2025, Rev., 5.00%, 11/15/2029	300,000	315,394
Series 2025, Rev., 5.00%, 11/15/2030	240,000	254,812
Series 2025, Rev., 5.00%, 11/15/2031	440,000	470,874
Series 2025, Rev., 5.00%, 11/15/2032	460,000	495,507
Series 2025, Rev., 5.00%, 11/15/2034	680,000	735,033
Public Finance Authority, KSU Bixby Real Estate Foundation LLC Project
Series 2025B, Rev., 5.00%, 6/15/2030	145,000	151,064
Series 2025B, Rev., 5.25%, 6/15/2035	275,000	294,244
Series 2025A, Rev., 5.00%, 6/15/2037	1,000,000	1,076,074
Series 2025A, Rev., 5.00%, 6/15/2039	250,000	263,728
Series 2025B, Rev., 5.25%, 6/15/2045	550,000	563,892
Public Finance Authority, Maniilaq Association Employee Housing Project
Series 2026, Rev., 5.00%, 12/1/2033	1,550,000	1,638,855
Series 2026, Rev., 5.00%, 12/1/2035	2,500,000	2,629,387
Series 2026, Rev., 5.00%, 12/1/2036	2,530,000	2,641,190
Series 2026, Rev., 5.00%, 12/1/2037	2,750,000	2,845,229
Series 2026, Rev., 5.00%, 12/1/2038	3,000,000	3,073,861
Series 2026, Rev., 5.25%, 12/1/2041	4,600,000	4,692,685
Series 2026, Rev., 5.25%, 12/1/2042	3,620,000	3,676,416
Series 2026, Rev., 5.25%, 12/1/2043	5,070,000	5,138,776
Series 2026, Rev., 5.25%, 12/1/2045	1,820,000	1,830,829
Series 2026, Rev., 5.25%, 12/1/2048	1,000,000	980,491
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Wisconsin — continued
Public Finance Authority, Million Air Two LLC General Aviation Facilities Project Series 2026A, Rev., AMT, 5.38%, 6/1/2046 (b)	1,000,000	986,428
Public Finance Authority, Retirement Facilities First Mortgage Southminster Series 2018, Rev., 5.00%, 10/1/2043 (b)	2,500,000	2,429,870
Public Finance Authority, Senior Lien, Rico Toll Roads Monetization Project
Series 2024, Rev., AMT, 5.50%, 7/1/2044	4,745,000	4,839,269
Series 2024, Rev., AMT, 5.75%, 7/1/2049	3,745,000	3,851,972
State of Wisconsin
Series 2025 1, GO, 5.00%, 5/1/2033	4,320,000	4,806,094
Series 2023B, GO, 5.00%, 5/1/2035	1,280,000	1,387,951
Series 2025-2, GO, 5.00%, 5/1/2038	3,950,000	4,304,509
University of Wisconsin Hospitals and Clinics
Series 2024C, Rev., VRDO, LIQ : US Bank NA, 3.05%, 9/1/2026 (c)	11,500,000	11,500,000
Series 2024B, Rev., 5.00%, 10/1/2031 (c)	2,000,000	2,142,462
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center
Series 2024A, Rev., 5.00%, 4/1/2028	1,530,000	1,581,659
Series 2024A, Rev., 5.00%, 4/1/2029	3,205,000	3,371,098
Series 2024A, Rev., 5.00%, 4/1/2030	3,365,000	3,591,938
Series 2024A, Rev., 5.00%, 4/1/2035	1,515,000	1,675,944
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Haelth Credit Group Series 2018C-2, Rev., 5.00%, 8/1/2036 (c)	5,500,000	5,992,267
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group Series 2016A, Rev., 4.00%, 11/15/2046	1,590,000	1,409,117
Wisconsin Health and Educational Facilities Authority, Benevolent Corp. Cedar Community
Series 2026, Rev., 5.00%, 6/1/2045	1,165,000	1,139,861
Series 2026, Rev., 5.38%, 6/1/2050	1,200,000	1,181,846
Series 2026, Rev., 5.50%, 6/1/2055	1,500,000	1,477,285
Series 2026, Rev., 5.50%, 6/1/2061	1,500,000	1,463,070
Wisconsin Health and Educational Facilities Authority, Museum of Nature and Culture, Inc., Project Series 2026, Rev., 6.50%, 11/1/2036 (b)	18,750,000	19,103,799
Wisconsin Health and Educational Facilities Authority, Wisconsin Housing Reservation Series 2026A, Rev., 5.00%, 11/1/2035	10,000,000	10,707,992
SEE NOTES TO FINANCIAL STATEMENTS.

242	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Housing and Economic Development Authority Home Ownership Series 2026D, Rev., 6.00%, 3/1/2057	7,345,000	8,055,710
Wisconsin Housing and Economic Development Authority, Home Ownership
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	4,390,000	4,689,230
Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.00%, 3/1/2055	955,000	1,027,213
Total Wisconsin		162,395,633
Wyoming — 0.4%
County of Campbell, Solid Waste Facilities, Basin Electric Power Co-operative, Dry Fork Station Facilities Series 2019A, Rev., 3.63%, 7/15/2039	23,305,000	20,526,825
Wyoming Community Development Authority
Series 2023-1, Rev., 5.75%, 6/1/2053	3,170,000	3,324,417
Series 2024-1, Rev., 6.00%, 12/1/2054	2,245,000	2,408,351
Series 2025-3, Rev., 6.25%, 12/1/2055	4,195,000	4,587,678
Wyoming Community Development Authority, Housing Series 2026-1, Rev., GNMA / FNMA / FHLMC, 6.25%, 12/1/2056	3,000,000	3,322,272
Total Wyoming		34,169,543
Total Municipal Bonds (Cost $8,008,875,309)		7,945,305,886
	SHARES
Short-Term Investments — 9.0%
Investment Companies — 8.0%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.41% (g) (h) (Cost $700,643,237)	700,537,132	700,677,240
	PRINCIPAL AMOUNT($)
U.S. Treasury Obligations — 1.0%
U.S. Treasury Bills, 3.61%, 9/10/2026 (i) (Cost $87,221,430)	87,300,000	87,220,720
Total Short-Term Investments (Cost $787,864,667)		787,897,960
Total Investments — 99.8% (Cost $8,796,739,976)		8,733,203,846
Other Assets in Excess of Liabilities — 0.2%		17,278,703
NET ASSETS — 100.0%		8,750,482,549

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
CME	Chicago Mercantile Exchange
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
IBC	Insured Bond Certificates
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Note
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2026.

(d)	Security is prerefunded or escrowed to maturity.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2026.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2026.
(i)	The rate shown is the effective yield as of August 31, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	243

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
Futures contracts outstanding as of August 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	1,285	12/21/2026	USD	138,458,750	(775,082)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

244	J.P. Morgan Exchange-Traded Funds	August 31, 2026

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 29.4%
Aerospace & Defense — 0.1%
Axon Enterprise, Inc. 6.13%, 3/15/2030 (a)	125,000	127,036
Bombardier, Inc. (Canada) 7.25%, 7/1/2031 (a)	180,000	188,154
RTX Corp. 5.75%, 11/8/2026	850,000	851,394
TransDigm, Inc. 6.38%, 3/1/2029 (a)	785,000	796,630
		1,963,214
Automobile Components — 0.1%
Adient Global Holdings Ltd.
8.25%, 4/15/2031 (a)	250,000	260,033
7.50%, 2/15/2033 (a)	260,000	269,539
Allison Transmission, Inc. 5.88%, 6/1/2029 (a)	449,000	450,837
Clarios Global LP 6.75%, 5/15/2028 (a)	300,000	304,306
Cooper-Standard Automotive, Inc. 9.25%, 3/1/2031 (a)	400,000	404,698
Cyprium Corp. 6.13%, 4/15/2031 (a)	90,000	89,752
Dana, Inc. 4.50%, 2/15/2032	13,000	12,942
Goodyear Tire & Rubber Co. (The)
5.25%, 4/30/2031	307,000	275,939
5.25%, 7/15/2031	90,000	80,118
Icahn Enterprises LP 5.25%, 5/15/2027	225,000	223,379
		2,371,543
Automobiles — 0.9%
BMW US Capital LLC (Germany)
4.40%, 3/19/2029 (a)	3,490,000	3,451,744
4.65%, 8/13/2029 (a)	955,000	946,412
Hyundai Capital America
5.25%, 1/8/2027 (a)	965,000	968,007
4.75%, 4/6/2029 (a)	3,500,000	3,473,276
4.75%, 6/18/2029 (a)	2,170,000	2,152,650
4.55%, 9/26/2029 (a)	1,930,000	1,904,572
Mercedes-Benz Finance North America LLC (Germany) 5.10%, 11/15/2029 (a)	1,390,000	1,393,402
Volkswagen Group of America Finance LLC (Germany) 4.45%, 9/11/2027 (a)	1,675,000	1,673,324
		15,963,387
Banks — 13.2%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (b)	500,000	500,328
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (b)	1,750,000	1,804,304
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(SOFR + 1.65%), 5.32%, 5/15/2031 (a) (b)	2,790,000	2,798,807
ASB Bank Ltd. (New Zealand) 5.40%, 11/29/2027 (a)	1,000,000	1,010,035
Banco Bilbao Vizcaya Argentaria SA (Spain)
4.15%, 3/3/2029	3,000,000	2,942,234
5.38%, 3/13/2029	1,200,000	1,213,608
4.97%, 5/8/2031	2,200,000	2,170,059
Series 1, 5.24%, 9/3/2031 (c)	4,600,000	4,573,984
Banco Nacional de Comercio Exterior SNC (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.96%), 6.00%, 5/14/2036 (a) (b)	200,000	198,100
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	200,000	199,802
5.59%, 8/8/2028	800,000	811,737
6.61%, 11/7/2028	200,000	207,314
4.55%, 11/6/2030	3,800,000	3,707,059
4.87%, 4/15/2031	2,200,000	2,160,618
Bank of America Corp.
(SOFR + 1.34%), 5.93%, 9/15/2027 (b)	1,000,000	1,000,659
(SOFR + 1.05%), 2.55%, 2/4/2028 (b)	345,000	342,185
(SOFR + 2.04%), 4.95%, 7/22/2028 (b)	475,000	476,347
(SOFR + 1.99%), 6.20%, 11/10/2028 (b)	400,000	407,048
(SOFR + 1.63%), 5.20%, 4/25/2029 (b)	870,000	875,781
(SOFR + 1.57%), 5.82%, 9/15/2029 (b)	1,500,000	1,527,995
(SOFR + 0.87%), 4.48%, 4/23/2030 (b)	3,550,000	3,508,363
(SOFR + 1.00%), 5.16%, 1/24/2031 (b)	1,250,000	1,254,513
(SOFR + 0.87%), 4.46%, 2/6/2032 (b)	2,680,000	2,603,717
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (b)	245,000	244,441
(SOFR + 1.62%), 5.60%, 3/20/2030 (a) (b)	1,480,000	1,500,352
(SOFRINDX + 1.16%), 5.00%, 11/12/2032 (a) (b)	1,920,000	1,886,248
Bank of Montreal (Canada) Series J, (SOFR + 0.96%), 4.88%, 6/2/2032 (b)	3,090,000	3,046,563
Bank of Nova Scotia (The) (Canada)
5.35%, 12/7/2026	720,000	722,293
(SOFR + 1.00%), 4.40%, 9/8/2028 (b)	995,000	992,172
(SOFR + 0.73%), 4.25%, 2/2/2030 (b)	3,480,000	3,425,605
(SOFR + 1.09%), 4.34%, 9/15/2031 (b)	2,050,000	1,989,348
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	245

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Banque Federative du Credit Mutuel SA (France) (SOFR + 1.20%), 5.15%, 7/9/2032 (a) (b)	6,100,000	5,998,159
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.28%, 11/24/2027 (b)	820,000	815,801
(SOFR + 1.56%), 4.94%, 9/10/2030 (b)	3,520,000	3,496,918
(SOFR + 1.14%), 4.52%, 2/24/2032 (b)	1,270,000	1,226,331
(SOFR + 1.14%), 5.10%, 6/26/2032 (b)	3,810,000	3,751,901
BNP Paribas SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.34%, 6/12/2029 (a) (b)	500,000	503,506
(SOFR + 1.52%), 5.18%, 1/9/2030 (a) (b)	3,000,000	3,013,788
(SOFR + 0.94%), 4.89%, 6/30/2030 (a) (b)	3,570,000	3,543,878
(SOFR + 1.28%), 5.28%, 11/19/2030 (a) (b)	1,470,000	1,473,315
(SOFR + 1.68%), 5.09%, 5/9/2031 (a) (b)	1,150,000	1,144,257
BPCE SA (France)
(SOFR + 1.98%), 6.61%, 10/19/2027 (a) (b)	1,525,000	1,529,002
(SOFR + 1.58%), 5.39%, 5/28/2031 (a) (b)	3,489,000	3,485,270
(SOFR + 1.22%), 5.18%, 6/2/2032 (a) (b)	1,855,000	1,825,480
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (b)	805,000	805,539
(SOFR + 2.70%), 6.21%, 1/18/2029 (a) (b)	1,500,000	1,527,105
(SOFRINDX + 1.78%), 5.67%, 3/15/2030 (a) (b)	2,202,000	2,234,601
(SOFR + 1.21%), 4.82%, 4/22/2032 (a) (b)	2,540,000	2,484,702
Canadian Imperial Bank of Commerce (Canada)
(SOFRINDX + 0.79%), 4.28%, 1/29/2030 (b)	2,930,000	2,885,193
(SOFR + 1.34%), 4.63%, 9/11/2030 (b)	1,100,000	1,086,083
(SOFRINDX + 1.17%), 4.58%, 9/8/2031 (b)	1,205,000	1,180,302
(SOFRINDX + 1.01%), 5.05%, 6/16/2032 (b)	2,230,000	2,210,402
Citigroup, Inc.
(SOFR + 1.28%), 3.07%, 2/24/2028 (b)	500,000	496,492
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(SOFR + 0.87%), 4.79%, 3/4/2029 (b)	3,000,000	2,999,484
(SOFR + 1.36%), 5.17%, 2/13/2030 (b)	1,130,000	1,135,393
(SOFR + 1.34%), 4.54%, 9/19/2030 (b)	3,610,000	3,561,725
(SOFR + 1.46%), 4.95%, 5/7/2031 (b)	1,180,000	1,172,793
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (b)	535,000	532,031
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.99%, 5/27/2031 (a) (b)	2,630,000	2,619,469
Credit Agricole SA (France)
(SOFR + 1.13%), 5.23%, 1/9/2029 (a) (b)	945,000	949,240
(SOFR + 1.46%), 5.22%, 5/27/2031 (a) (b)	955,000	952,861
(SOFR + 1.17%), 4.66%, 1/12/2032 (a) (b)	2,245,000	2,179,091
(SOFR + 1.13%), 5.19%, 8/1/2032 (a) (b)	3,130,000	3,094,500
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (b)	1,350,000	1,371,307
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (a) (b)	615,000	607,100
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.42%, 9/12/2031 (a) (b)	2,000,000	1,940,182
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.98%), 5.00%, 3/27/2032 (a) (b)	2,400,000	2,368,741
DNB Bank ASA (Norway) (SOFR + 1.05%), 4.38%, 11/4/2031 (a) (b)	1,960,000	1,900,313
Federation des Caisses Desjardins du Quebec (Canada)
5.70%, 3/14/2028 (a)	325,000	330,054
5.25%, 4/26/2029 (a)	710,000	717,203
4.57%, 8/26/2030 (a)	1,790,000	1,760,509
HSBC Holdings plc (United Kingdom)
(SOFR + 1.97%), 6.16%, 3/9/2029 (b)	1,750,000	1,784,346
(SOFR + 1.46%), 5.55%, 3/4/2030 (b)	1,565,000	1,584,043
(SOFR + 0.99%), 4.40%, 3/10/2030 (b)	2,070,000	2,037,714
(SOFR + 0.94%), 4.71%, 5/12/2030 (b)	1,980,000	1,960,190
(SOFR + 1.29%), 5.29%, 11/19/2030 (b)	860,000	863,306
(SOFR + 1.29%), 5.13%, 3/3/2031 (b)	585,000	583,549
SEE NOTES TO FINANCIAL STATEMENTS.

246	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.57%), 5.24%, 5/13/2031 (b)	1,305,000	1,306,902
(SOFR + 1.19%), 4.62%, 11/6/2031 (b)	1,105,000	1,079,202
(SOFR + 1.16%), 5.24%, 8/14/2032 (b)	4,540,000	4,510,872
ING Groep NV (Netherlands) (SOFRINDX + 1.44%), 5.34%, 3/19/2030 (b)	3,280,000	3,311,700
KBC Group NV (Belgium)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (b)	1,030,000	1,043,779
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (a) (b)	2,500,000	2,488,944
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.45%, 9/23/2031 (a) (b)	1,350,000	1,312,582
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.87%, 3/6/2029 (b)	755,000	767,195
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 4.82%, 6/13/2029 (b)	1,145,000	1,145,407
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.82%), 4.43%, 11/4/2031 (b)	1,485,000	1,441,562
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 5.20%, 8/17/2032 (b)	5,310,000	5,291,593
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (b)	400,000	396,613
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 5.16%, 4/24/2031 (b)	465,000	465,196
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 4.53%, 9/12/2031 (b)	1,760,000	1,717,585
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 4.51%, 1/14/2032 (b)	1,780,000	1,729,942
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.85%, 4/21/2032 (b)	1,310,000	1,284,704
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.82%), 5.10%, 5/13/2031 (b)	1,425,000	1,422,192
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.71%, 7/8/2031 (b)	985,000	970,895
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 4.97%, 7/13/2032 (b)	2,940,000	2,901,136
Morgan Stanley Bank NA
(SOFR + 0.87%), 5.50%, 5/26/2028 (b)	625,000	628,976
(SOFRINDX + 0.97%), 4.79%, 5/10/2030 (b)	1,950,000	1,940,374
Morgan Stanley Private Bank NA
(SOFR + 0.76%), 4.21%, 2/8/2030 (b)	3,190,000	3,135,561
(SOFR + 1.02%), 4.47%, 11/19/2031 (b)	2,490,000	2,421,212
National Bank of Canada (Canada)
5.60%, 12/18/2028	1,620,000	1,650,386
4.50%, 10/10/2029	1,000,000	989,862
(SOFR + 1.01%), 4.93%, 6/4/2032 (b)	3,500,000	3,441,190
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (b)	3,500,000	3,495,828
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.12%, 5/23/2031 (b)	750,000	748,389
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 4.98%, 6/18/2032 (b)	2,260,000	2,229,004
NatWest Markets plc (United Kingdom)
5.42%, 5/17/2027 (a)	745,000	750,583
4.65%, 3/27/2029 (a)	1,605,000	1,594,756
5.41%, 5/17/2029 (a)	805,000	814,755
Nordea Bank Abp (Finland) 1.50%, 9/30/2026 (a)	500,000	499,014
Royal Bank of Canada (Canada)
(SOFR + 0.89%), 4.50%, 8/6/2029 (b)	3,430,000	3,410,168
(SOFRINDX + 0.95%), 4.95%, 8/5/2032 (b)	3,250,000	3,214,048
Santander UK Group Holdings plc (United Kingdom) (SOFRINDX + 1.07%), 4.32%, 9/22/2029 (b)	1,290,000	1,272,916
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (a)	940,000	951,556
Societe Generale SA (France)
(SOFR + 1.10%), 4.45%, 4/12/2030 (a) (b)	2,985,000	2,926,246
(SOFR + 1.65%), 5.51%, 5/22/2031 (a) (b)	1,620,000	1,625,853
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	247

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (a) (b)	755,000	759,097
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 5.08%, 8/13/2030 (a) (b)	3,540,000	3,530,609
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	775,000	784,490
(SOFR + 1.19%), 4.66%, 7/8/2031 (b)	1,620,000	1,592,894
Sumitomo Mitsui Trust Bank Ltd. (Japan)
5.20%, 3/7/2029 (a)	820,000	827,236
4.85%, 9/4/2029 (a) (c)	4,440,000	4,430,175
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	750,000	759,878
Swedbank AB (Sweden) 5.08%, 5/21/2030 (a)	1,030,000	1,032,875
Toronto-Dominion Bank (The) (Canada) 4.11%, 10/13/2028	4,455,000	4,397,433
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 3/24/2028 (b)	285,000	283,385
(SOFR + 1.07%), 5.71%, 4/22/2028 (b)	1,245,000	1,253,683
(SOFR + 1.98%), 4.81%, 7/25/2028 (b)	945,000	946,576
(SOFR + 1.74%), 5.57%, 7/25/2029 (b)	975,000	988,295
(SOFR + 0.88%), 4.08%, 9/15/2029 (b)	2,000,000	1,970,428
(SOFR + 1.79%), 6.30%, 10/23/2029 (b)	210,000	216,091
(SOFR + 0.74%), 4.18%, 1/23/2030 (b)	2,080,000	2,046,119
(SOFR + 1.50%), 5.20%, 1/23/2030 (b)	3,100,000	3,122,175
(SOFR + 0.97%), 4.84%, 5/20/2032 (b)	2,760,000	2,716,916
		239,811,821
Beverages — 0.1%
Constellation Brands, Inc. 4.80%, 5/1/2030	1,350,000	1,338,701
Primo Water Holdings, Inc. 6.25%, 4/1/2029 (a)	110,000	110,391
		1,449,092
Biotechnology — 0.1%
Biogen, Inc. 5.05%, 1/15/2031	1,115,000	1,117,140
Vylor, Inc. 5.13%, 8/15/2031 (a)	905,000	902,259
		2,019,399
Broadline Retail — 0.0% ^
Nordstrom, Inc. 4.38%, 4/1/2030	89,000	84,683
Wayfair LLC 7.25%, 10/31/2029 (a)	295,000	304,715
		389,398
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Building Products — 0.2%
Builders FirstSource, Inc. 4.25%, 2/1/2032 (a)	689,000	633,296
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	905,000	922,949
Griffon Corp. 5.75%, 3/1/2028	145,000	145,134
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	79,000	70,151
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	230,000	229,899
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	345,000	341,980
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	655,000	663,161
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	495,000	518,814
Standard Building Solutions, Inc. 6.50%, 8/15/2032 (a)	175,000	175,921
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	489,000	487,242
4.38%, 7/15/2030 (a)	190,000	180,625
		4,369,172
Capital Markets — 2.8%
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	185,000	176,522
Deutsche Bank AG (Germany)
(SOFR + 1.22%), 2.31%, 11/16/2027 (b)	150,000	149,260
(SOFR + 2.51%), 6.82%, 11/20/2029 (b)	1,303,000	1,352,837
(SOFR + 1.10%), 4.47%, 12/10/2031 (b)	2,110,000	2,054,104
Goldman Sachs Group, Inc. (The)
(SOFR + 0.91%), 1.95%, 10/21/2027 (b)	423,000	421,533
(SOFR + 1.11%), 2.64%, 2/24/2028 (b)	390,000	386,555
(SOFR + 0.90%), 4.15%, 10/21/2029 (b)	2,260,000	2,224,042
(SOFR + 0.99%), 4.59%, 4/20/2030 (b)	2,820,000	2,789,537
(SOFR + 1.21%), 5.05%, 7/23/2030 (b)	2,705,000	2,703,557
(SOFR + 1.14%), 4.69%, 10/23/2030 (b)	895,000	884,376
(SOFR + 0.96%), 4.52%, 1/21/2032 (b)	3,040,000	2,944,783
(SOFR + 1.03%), 4.97%, 6/3/2032 (b)	2,205,000	2,170,664
(SOFR + 1.17%), 5.24%, 7/21/2032 (b)	2,950,000	2,933,067
Macquarie Group Ltd. (Australia)
(SOFR + 0.91%), 1.63%, 9/23/2027 (a) (b)	140,000	139,689
(SOFR + 2.13%), 4.10%, 6/21/2028 (a) (b)	380,000	377,868
SEE NOTES TO FINANCIAL STATEMENTS.

248	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
Morgan Stanley
(SOFR + 1.00%), 2.48%, 1/21/2028 (b)	400,000	396,810
(SOFR + 2.24%), 6.30%, 10/18/2028 (b)	985,000	1,003,105
(SOFR + 1.59%), 5.16%, 4/20/2029 (b)	565,000	568,667
(SOFR + 1.63%), 5.45%, 7/20/2029 (b)	600,000	606,188
Series I, (SOFR + 0.91%), 4.13%, 10/18/2029 (b)	2,210,000	2,174,631
(SOFR + 0.80%), 4.24%, 1/9/2030 (b)	1,900,000	1,868,428
(SOFR + 1.26%), 5.66%, 4/18/2030 (b)	930,000	944,231
(SOFR + 1.10%), 4.65%, 10/18/2030 (b)	1,510,000	1,493,454
(SOFR + 1.20%), 4.71%, 3/12/2032 (b)	1,835,000	1,791,225
(SOFRINDX + 1.16%), 5.17%, 7/14/2032 (b)	3,445,000	3,419,321
Nomura Holdings, Inc. (Japan)
5.00%, 6/29/2029	2,060,000	2,055,304
5.17%, 7/14/2031	3,490,000	3,452,499
UBS AG (Switzerland) (SOFR + 0.96%), 5.05%, 8/7/2032 (b)	1,930,000	1,914,328
UBS Group AG (Switzerland)
(SOFR + 3.70%), 6.44%, 8/11/2028 (a) (b)	870,000	884,204
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (b)	1,585,000	1,608,672
(SOFR + 3.73%), 4.19%, 4/1/2031 (a) (b)	2,775,000	2,689,079
Voya Global Funding 4.60%, 11/24/2030 (a)	3,035,000	2,958,046
		51,536,586
Chemicals — 0.2%
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	150,000	143,828
Bond US Bidco 1, Inc. 7.13%, 6/15/2033 (a)	200,000	203,272
Braskem Netherlands Finance BV (Brazil)
4.50%, 1/31/2030 (d)	500,000	274,450
8.00%, 10/15/2034 (a)	200,000	112,500
Celanese US Holdings LLC
7.00%, 2/15/2031	260,000	267,247
7.38%, 2/15/2034	610,000	631,926
Chemours Co. (The)
5.75%, 11/15/2028 (a)	260,000	258,369
8.00%, 1/15/2033 (a)	55,000	54,287
INEOS Finance plc (Luxembourg) 6.75%, 5/15/2028 (a)	200,000	199,719
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Chemicals — continued
NOVA Chemicals Corp. (Canada)
8.50%, 11/15/2028 (a)	315,000	323,951
4.25%, 5/15/2029 (a)	102,000	99,236
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	468,000	460,032
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (a)	310,000	304,391
WR Grace Holdings LLC
5.63%, 8/15/2029 (a)	235,000	223,548
7.00%, 8/1/2033 (a)	60,000	58,137
		3,614,893
Commercial Services & Supplies — 0.3%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	122,000	114,873
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	180,000	173,362
4.88%, 7/15/2032 (a)	180,000	169,588
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	269,000	268,282
Brink's Co. (The) 6.75%, 6/15/2032 (a)	170,000	172,482
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	144,000	140,205
Element Fleet Management Corp. (Canada) 5.64%, 3/13/2027 (a)	1,845,000	1,853,089
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	340,000	333,048
4.75%, 6/15/2029 (a)	196,000	191,471
6.75%, 1/15/2031 (a)	150,000	152,438
JGWB Holdings, Inc. Class A, 0.00%, 2/15/2030 ‡ (e)	147,911	147,911
Jonah
12.00%, 6/1/2029 ‡	1,352,986	1,352,986
12.50%, 3/21/2033 ‡	525,148	525,148
Madison IAQ LLC
4.13%, 6/30/2028 (a)	201,000	197,972
5.88%, 6/30/2029 (a)	160,000	159,644
Williams Scotsman, Inc.
4.63%, 8/15/2028 (a)	90,000	89,151
6.63%, 6/15/2029 (a)	155,000	157,751
		6,199,401
Construction & Engineering — 0.0% ^
AECOM 6.00%, 8/1/2033 (a)	185,000	184,371
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (d)	127,902	104,433
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	49,000	47,694
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	249

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Construction & Engineering — continued
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	154,000	153,901
Kingston Airport Revenue Finance Ltd. (Jamaica) 6.75%, 12/15/2036 (a)	199,794	198,625
Weekley Homes LLC 4.88%, 9/15/2028 (a)	69,000	67,937
		756,961
Construction Materials — 0.4%
Knife River Corp. 7.75%, 5/1/2031 (a)	115,000	118,603
Martin Marietta Materials, Inc. 5.20%, 1/30/2032	6,200,000	6,200,897
		6,319,500
Consumer Finance — 0.8%
AerCap Ireland Capital DAC (Ireland) 6.45%, 4/15/2027	695,000	702,242
American Express Co.
(SOFR + 0.81%), 4.44%, 5/3/2030 (b)	3,030,000	2,996,142
(SOFR + 1.44%), 5.02%, 4/25/2031 (b)	1,075,000	1,075,980
Avolon Holdings Funding Ltd. (Ireland)
5.75%, 3/1/2029 (a)	970,000	982,513
4.90%, 10/10/2030 (a)	1,365,000	1,338,150
4.70%, 1/30/2031 (a)	2,200,000	2,140,028
Capital One Financial Corp.
(SOFR + 2.08%), 5.47%, 2/1/2029 (b)	345,000	347,972
(SOFR + 1.25%), 4.49%, 9/11/2031 (b)	1,650,000	1,606,369
(SOFR + 1.15%), 4.72%, 1/30/2032 (b)	2,180,000	2,129,160
OneMain Finance Corp.
6.63%, 5/15/2029	315,000	319,563
5.38%, 11/15/2029	478,000	471,182
		14,109,301
Consumer Staples Distribution & Retail — 0.0% ^
Albertsons Cos., Inc.
3.50%, 3/15/2029 (a)	355,000	337,392
5.63%, 3/31/2032 (a)	85,000	81,808
5.75%, 3/31/2034 (a)	25,000	23,502
Performance Food Group, Inc. 6.13%, 9/15/2032 (a)	80,000	80,166
		522,868
Containers & Packaging — 0.1%
Ardagh Group SA 11.00% (Blend (Cash 6.00% + PIK 5.00%)), 12/1/2030 (a) (f)	207,150	195,607
Ball Corp. 6.00%, 6/15/2029	250,000	252,795
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (a)	80,000	78,116
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Containers & Packaging — continued
Graphic Packaging International LLC 6.38%, 7/15/2032 (a)	180,000	182,166
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2030 (a)	388,000	395,749
TriMas Corp. 4.13%, 4/15/2029 (a)	150,000	144,186
		1,248,619
Distributors — 0.0% ^
American Builders & Contractors Supply Co., Inc. 3.88%, 11/15/2029 (a)	170,000	161,622
RB Global Holdings, Inc. (Canada) 7.75%, 3/15/2031 (a)	260,000	268,654
		430,276
Diversified — 0.1%
Ygrene Frn 8.50%, 7/25/2045 ‡ (a)	1,531,221	1,538,877
Diversified Consumer Services — 0.0% ^
Service Corp. International 4.00%, 5/15/2031	355,000	333,624
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	400,000	407,229
		740,853
Diversified REITs — 0.1%
Equinix Europe 2 Financing Corp. LLC 4.60%, 11/15/2030	2,195,000	2,139,664
Diversified Telecommunication Services — 0.3%
Altice France SA (France) 6.50%, 4/15/2032 (a)	177,440	172,520
APLD ComputeCo 2 LLC 6.75%, 3/15/2031 (a)	140,000	134,501
CCO Holdings LLC
6.38%, 9/1/2029 (a)	215,000	215,199
4.75%, 3/1/2030 (a)	1,702,000	1,614,086
4.50%, 8/15/2030 (a)	1,205,000	1,121,501
4.25%, 2/1/2031 (a)	205,000	184,887
4.75%, 2/1/2032 (a)	263,000	235,689
Cipher Compute LLC 7.13%, 11/15/2030 (a)	225,000	227,788
Edged Compute LLC 7.50%, 4/30/2031 (a)	65,000	61,661
Flash Compute LLC 7.25%, 12/31/2030 (a)	160,000	160,830
Galaxy Helios Data Centers II LLC 9.88%, 8/1/2031 (a)	120,000	118,851
Level 3 Financing, Inc. 6.88%, 6/30/2033 (a)	445,000	452,374
Meridian Arc Holdco LLC 6.25%, 4/30/2031 (a)	460,000	437,341
SEE NOTES TO FINANCIAL STATEMENTS.

250	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
PR RNO Property Owner 1 LLC 6.50%, 5/1/2031 (a)	310,000	287,360
Stingray Compute LLC 6.00%, 6/15/2031 (a)	90,000	87,635
SV RNO Property Owner 1 LLC 5.88%, 3/1/2031 (a)	225,000	206,551
WULF Compute LLC 7.75%, 10/15/2030 (a)	315,000	327,317
		6,046,091
Electric Utilities — 1.2%
Alliant Energy Finance LLC 5.40%, 6/6/2027 (a)	1,145,000	1,151,386
Cleveland Electric Illuminating Co. (The) 5.00%, 2/15/2030 (a)	3,310,000	3,305,956
Comision Ejecutiva Hidroelectrica del Rio Lempa (El Salvador) 8.65%, 1/24/2033 (a)	450,000	484,407
Comision Federal de Electricidad (Mexico) 6.50%, 1/28/2051 (a)	200,000	192,500
ENEL Finance International NV (Italy)
4.63%, 6/15/2027 (a)	445,000	445,247
4.38%, 9/30/2030 (a)	1,920,000	1,867,084
EnfraGen Energia Sur SA (Colombia) 5.38%, 12/30/2030 (d)	586,394	554,993
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	2,535,000	2,519,536
FirstEnergy Pennsylvania Electric Co. 5.20%, 4/1/2028 (a)	240,000	241,605
FirstEnergy Transmission LLC 4.55%, 1/15/2030	325,000	320,329
Generadora de Gatun SA (Panama) 6.87%, 9/30/2044 (a)	272,000	274,530
Instituto Costarricense de Electricidad (Costa Rica) 6.75%, 10/7/2031 (a)	200,000	207,336
Interstate Power and Light Co. 5.10%, 9/30/2031	1,925,000	1,918,357
ITC Holdings Corp. 4.88%, 4/15/2031 (a)	2,670,000	2,633,063
NRG Energy, Inc.
3.38%, 2/15/2029 (a)	126,000	120,122
5.25%, 6/15/2029 (a)	532,000	528,219
6.00%, 2/1/2033 (a)	355,000	353,350
5.75%, 1/15/2034 (a)	290,000	282,294
5.88%, 5/15/2034 (a)	80,000	78,003
PG&E Corp. 5.00%, 7/1/2028	260,000	256,100
Trans-Allegheny Interstate Line Co. 5.00%, 1/15/2031 (a)	370,000	368,607
Trinidad Generation UnLtd (Trinidad And Tobago) 7.75%, 6/16/2033 (a)	200,000	210,104
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
Vistra Operations Co. LLC
5.00%, 7/31/2027 (a)	150,000	149,866
4.60%, 10/15/2030 (a)	400,000	388,324
4.70%, 1/31/2031 (a)	2,525,000	2,449,957
7.75%, 10/15/2031 (a)	435,000	453,037
VoltaGrid LLC 7.38%, 11/1/2030 (a)	95,000	95,606
		21,849,918
Electrical Equipment — 0.0% ^
EnerSys 6.63%, 1/15/2032 (a)	110,000	111,806
Sensata Technologies BV 5.88%, 9/1/2030 (a)	200,000	201,294
Solaris Energy Infrastructure LLC 6.38%, 5/15/2031 (a)	155,000	153,882
		466,982
Electronic Equipment, Instruments & Components — 0.1%
Coherent Corp. 5.00%, 12/15/2029 (a)	246,000	242,773
Ingram Micro, Inc. 4.75%, 5/15/2029 (a)	501,000	490,527
Sensata Technologies, Inc.
3.75%, 2/15/2031 (a)	60,000	55,942
6.63%, 7/15/2032 (a)	200,000	204,790
		994,032
Energy Equipment & Services — 0.1%
Archrock Partners LP 6.63%, 9/1/2032 (a)	280,000	285,160
Noble Finance II LLC 8.00%, 4/15/2030 (a)	153,000	158,198
Transocean International Ltd. 8.75%, 2/15/2030 (a)	94,250	98,029
Valaris Ltd. 8.38%, 4/30/2030 (a)	220,000	228,756
Yinson Boronia Production BV (Brazil) 8.95%, 7/31/2042 (a)	192,024	211,707
		981,850
Entertainment — 0.1%
Cinemark USA, Inc. 5.25%, 7/15/2028 (a)	260,000	259,025
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a)	200,000	200,245
4.75%, 10/15/2027 (a)	370,000	368,081
		827,351
Financial Services — 1.5%
Baml RCAP Frn (United Kingdom) 8.00%, 10/26/2029 ‡	500,000	499,375
BCAP LLC Trust 0.00%, 9/17/2027 ‡	3,003,508	3,007,113
Block, Inc.
6.50%, 5/15/2032	500,000	507,657
6.00%, 8/15/2033 (a)	190,000	189,654
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	251

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
CFIN 2022-RTL1 Issuer LLC Class A, 0.00%, 8/17/2027 ‡	1,766,849	1,764,641
Commercial Credit, Inc. Series QIB, 8.75%, 8/30/2030 (a)	500,000	500,948
Equitable America Global Funding 4.95%, 6/9/2030 (a)	2,000,000	1,978,691
Gemini 10.50%, 2/20/2029 ‡	1,000,000	1,000,000
Global Payments, Inc.
4.95%, 8/15/2027	335,000	336,031
4.88%, 11/15/2030	3,025,000	2,944,028
Nationwide Building Society (United Kingdom)
(SOFR + 1.29%), 2.97%, 2/16/2028 (a) (b)	2,590,000	2,570,714
(SOFR + 1.06%), 4.65%, 7/14/2029 (a) (b)	990,000	987,185
5.13%, 7/29/2029 (a)	1,000,000	1,006,235
4.35%, 9/30/2030 (a)	1,725,000	1,675,329
(SOFR + 1.10%), 5.05%, 7/14/2032 (a) (b)	3,090,000	3,042,297
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	200,000	211,695
NTT Finance Corp. (Japan) 5.01%, 11/1/2031 (a)	3,965,000	3,902,108
Rocket Cos., Inc.
6.13%, 8/1/2030 (a)	305,000	309,057
7.13%, 2/1/2032 (a)	80,000	82,617
6.38%, 8/1/2033 (a)	80,000	81,028
Rocket Mortgage LLC
3.63%, 3/1/2029 (a)	344,000	331,527
4.00%, 10/15/2033 (a)	5,000	4,476
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	280,000	276,569
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	817,212	817,212
		28,026,187
Food Products — 0.1%
Bunge Ltd. Finance Corp. 4.90%, 4/21/2027	570,000	571,663
Grupo Nutresa SA (Colombia) 8.00%, 5/12/2030 (d)	400,000	420,612
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	190,000	182,092
Post Holdings, Inc.
4.63%, 4/15/2030 (a)	261,000	251,498
6.25%, 2/15/2032 (a)	190,000	191,590
		1,617,455
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Gas Utilities — 0.0% ^
AmeriGas Partners LP 9.38%, 6/1/2028 (a)	110,000	112,324
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	80,000	77,617
		189,941
Ground Transportation — 0.2%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	66,000	66,000
4.75%, 4/1/2028 (a)	71,000	70,189
8.25%, 1/15/2030 (a)	285,000	292,797
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	124,000	121,198
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	79,000	76,469
12.63%, 7/15/2029 (a)	120,000	80,790
SMBC Aviation Capital Finance DAC (Ireland) 5.20%, 7/23/2031 (a)	1,150,000	1,142,818
Transnet (South Africa) 8.25%, 2/6/2028 (d)	400,000	413,720
XPO, Inc.
6.25%, 6/1/2028 (a)	20,000	20,145
7.13%, 6/1/2031 (a)	330,000	339,832
		2,623,958
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	250,000	247,903
Medline Borrower LP
3.88%, 4/1/2029 (a)	435,000	421,219
6.25%, 4/1/2029 (a)	40,000	40,639
5.25%, 10/1/2029 (a)	260,000	258,503
Zimmer Biomet Holdings, Inc. 5.05%, 2/19/2030	1,555,000	1,558,029
		2,526,293
Health Care Providers & Services — 0.6%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	256,000	255,611
Accendra Health, Inc.
9.00%, 6/15/2032 (a)	209,585	177,669
9.75%, 6/15/2033 (a)	59,968	27,285
Adapthealth LLC 4.63%, 8/1/2029 (a)	94,000	88,781
Cardinal Health, Inc. 4.50%, 9/15/2030	1,830,000	1,795,272
Community Health Systems, Inc. 4.75%, 2/15/2031 (a)	213,000	193,993
DaVita, Inc. 4.63%, 6/1/2030 (a)	393,000	379,755
Encompass Health Corp. 4.75%, 2/1/2030	346,000	340,965
SEE NOTES TO FINANCIAL STATEMENTS.

252	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
HCA, Inc.
5.20%, 6/1/2028	520,000	523,577
5.25%, 3/1/2030	1,390,000	1,399,096
4.70%, 5/15/2031	3,580,000	3,506,202
Star Parent, Inc. 9.00%, 10/1/2030 (a)	205,000	215,195
Tenet Healthcare Corp.
5.13%, 11/1/2027	99,000	98,986
4.25%, 6/1/2029	1,108,000	1,079,299
		10,081,686
Health Care Technology — 0.0% ^
IQVIA, Inc.
5.00%, 5/15/2027 (a)	400,000	399,936
6.25%, 6/1/2032 (a)	385,000	391,972
		791,908
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP
4.50%, 2/15/2029 (a)	125,000	123,052
6.50%, 4/1/2032 (a)	765,000	778,950
		902,002
Hotels, Restaurants & Leisure — 0.4%
1011778 BC ULC (Canada) 3.88%, 1/15/2028 (a)	86,000	84,594
Acushnet Co. 5.63%, 12/1/2033 (a)	80,000	78,548
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	160,000	157,134
Caesars Entertainment, Inc. 6.50%, 2/15/2032 (a)	330,000	318,982
Carnival Corp. Ltd. 6.13%, 2/15/2033 (a)	850,000	852,060
Churchill Downs, Inc.
5.50%, 4/1/2027 (a)	145,000	145,046
6.75%, 5/1/2031 (a)	220,000	223,240
Darden Restaurants, Inc. 4.55%, 10/15/2029	515,000	507,527
Hilton Domestic Operating Co., Inc.
4.88%, 1/15/2030	147,000	145,480
4.00%, 5/1/2031 (a)	390,000	366,507
6.13%, 4/1/2032 (a)	215,000	217,751
5.88%, 3/15/2033 (a)	295,000	295,848
5.75%, 9/15/2033 (a)	115,000	114,899
MGM Resorts International
6.13%, 9/15/2029	165,000	167,022
6.50%, 4/15/2032	190,000	189,722
Pioneer Opco LLC 7.00%, 5/15/2033 (a)	90,000	91,566
Rivers Enterprise Borrower LLC 6.25%, 10/15/2030 (a)	90,000	91,156
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Hotels, Restaurants & Leisure — continued
Royal Caribbean Cruises Ltd.
6.25%, 3/15/2032 (a)	85,000	86,199
6.00%, 2/1/2033 (a)	175,000	176,062
Six Flags Entertainment Corp.
5.25%, 7/15/2029	190,000	184,116
6.63%, 5/1/2032 (a)	465,000	471,338
Station Casinos LLC 4.50%, 2/15/2028 (a)	484,000	479,084
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	335,000	339,789
Viking Cruises Ltd. 5.88%, 10/15/2033 (a)	520,000	514,659
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	435,000	433,085
7.13%, 2/15/2031 (a)	110,000	115,490
6.25%, 3/15/2033 (a)	255,000	255,025
		7,101,929
Household Durables — 0.1%
Lennar Corp. 5.20%, 7/30/2030	1,175,000	1,177,602
Newell Brands, Inc.
6.63%, 9/15/2029	240,000	244,844
6.63%, 5/15/2032	155,000	158,562
Somnigroup International, Inc. 4.00%, 4/15/2029 (a)	410,000	394,688
		1,975,696
Household Products — 0.1%
Central Garden & Pet Co.
4.13%, 10/15/2030	159,000	150,751
4.13%, 4/30/2031 (a)	316,000	296,965
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	256,000	253,283
4.38%, 3/31/2029 (a)	139,000	134,812
		835,811
Independent Power and Renewable Electricity Producers — 0.1%
Saavi Energia SARL (Mexico) 8.88%, 2/10/2035 (a)	200,000	219,710
Talen Energy Supply LLC
6.13%, 5/1/2031 (a)	250,000	249,419
6.38%, 5/1/2033 (a)	170,000	167,878
Termocandelaria Power SA (Colombia) 7.75%, 9/17/2031 (a)	200,000	207,250
		844,257
Insurance — 1.1%
Alliant Holdings Intermediate LLC 6.75%, 4/15/2028 (a)	245,000	247,017
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	253

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
CNO Global Funding
5.88%, 6/4/2027 (a)	1,145,000	1,155,279
4.38%, 9/8/2028 (a)	2,005,000	1,980,157
2.65%, 1/6/2029 (a)	1,500,000	1,417,148
Corebridge Global Funding
4.25%, 8/21/2028 (a)	1,370,000	1,353,860
5.90%, 9/19/2028 (a)	645,000	656,595
5.20%, 6/24/2029 (a)	1,000,000	1,005,327
4.55%, 1/9/2031 (a)	2,500,000	2,429,727
F&G Global Funding
5.88%, 6/10/2027 (a)	1,170,000	1,179,826
4.65%, 9/8/2028 (a)	1,995,000	1,968,707
HUB International Ltd. 7.25%, 6/15/2030 (a)	185,000	190,475
Jackson National Life Global Funding 4.70%, 6/5/2028 (a)	1,600,000	1,592,150
Lincoln Financial Global Funding 4.20%, 1/12/2029 (a)	2,045,000	2,006,958
Mutual of Omaha Cos. Global Funding 4.55%, 1/13/2031 (a)	2,990,000	2,912,151
		20,095,377
Interactive Media & Services — 0.0% ^
Snap, Inc. 6.88%, 3/1/2033 (a)	215,000	210,830
IT Services — 0.0% ^
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	90,000	89,849
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	124,000	121,281
		211,130
Machinery — 0.0% ^
Terex Corp.
5.00%, 5/15/2029 (a)	186,000	184,444
6.25%, 10/15/2032 (a)	80,000	80,743
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	100,000	102,212
		367,399
Marine Transportation — 0.0% ^
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (a)	134,420	135,963
Yinson Bergenia Production BV (Brazil) 8.50%, 1/31/2045 (a)	195,166	208,218
		344,181
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Media — 0.3%
Clear Channel Outdoor Holdings, Inc.
7.13%, 2/15/2031 (a)	310,000	319,694
7.50%, 3/15/2033 (a)	160,000	168,632
CSC Holdings LLC 6.50%, 2/1/2029 (a)	400,000	212,139
Discovery Global Holdings, Inc. 5.05%, 3/15/2042	85,000	61,802
DISH DBS Corp. 5.25%, 12/1/2026 (a)	98,000	97,657
Gray Media, Inc.
10.50%, 7/15/2029 (a)	51,000	53,807
5.38%, 11/15/2031 (a)	170,000	132,353
7.25%, 8/15/2033 (a)	255,000	254,979
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	255,000	228,801
7.75%, 8/15/2030 (a)	243,550	203,364
Lamar Media Corp.
4.88%, 1/15/2029	160,000	158,482
5.38%, 11/1/2033 (a)	220,000	214,057
Nexstar Media, Inc.
4.75%, 11/1/2028 (a)	230,000	226,610
6.50%, 9/15/2033 (a)	510,000	512,274
7.25%, 4/15/2034 (a)	340,000	344,391
Outfront Media Capital LLC
4.25%, 1/15/2029 (a)	235,000	228,886
7.38%, 2/15/2031 (a)	115,000	119,283
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	41,000	38,357
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (a)	150,000	155,926
Sirius XM Radio LLC
4.00%, 7/15/2028 (a)	655,000	638,721
5.50%, 7/1/2029 (a)	650,000	648,989
4.13%, 7/1/2030 (a)	125,000	117,642
5.88%, 4/15/2032 (a)	105,000	103,602
Stagwell Global LLC 5.63%, 8/15/2029 (a)	417,000	406,148
Univision Communications, Inc. 7.38%, 6/30/2030 (a)	280,000	281,051
		5,927,647
Metals & Mining — 0.0% ^
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	138,000	134,051
6.88%, 11/1/2029 (a)	155,000	157,223
Commercial Metals Co. 5.75%, 11/15/2033 (a)	170,000	167,341
SEE NOTES TO FINANCIAL STATEMENTS.

254	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — continued
Compass Minerals International, Inc. 8.00%, 7/1/2030 (a)	80,000	83,638
Novelis Corp. 4.75%, 1/30/2030 (a)	217,000	209,244
		751,497
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Arbor Realty SR, Inc. Series QIB, 9.00%, 10/15/2027 (a)	750,000	747,188
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	450,000	463,709
		1,210,897
Multi-Utilities — 0.1%
DTE Energy Co. 5.10%, 3/1/2029	1,455,000	1,463,524
Oil, Gas & Consumable Fuels — 1.7%
Antero Midstream Partners LP
5.38%, 6/15/2029 (a)	221,000	220,978
5.75%, 10/15/2033 (a)	185,000	182,638
Blue Racer Midstream LLC 7.00%, 7/15/2029 (a)	225,000	231,078
Buckeye Partners LP
4.13%, 12/1/2027	330,000	325,078
6.88%, 7/1/2029 (a)	145,000	148,405
Cheniere Energy Partners LP 4.00%, 3/1/2031	2,490,000	2,374,721
Chord Energy Corp. 6.75%, 3/15/2033 (a)	115,000	117,586
CNX Resources Corp. 5.88%, 3/1/2034 (a)	175,000	170,649
Columbia Pipelines Holding Co. LLC 5.10%, 10/1/2031 (a)	3,320,000	3,281,569
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	352,000	349,113
Crescent Energy Finance LLC
9.75%, 10/15/2030 (a)	100,000	105,297
7.88%, 4/15/2032 (a)	345,000	356,510
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	170,000	166,019
Ecopetrol SA (Colombia)
6.88%, 4/29/2030	200,000	203,286
8.88%, 1/13/2033	300,000	324,225
Enbridge, Inc. (Canada) 4.20%, 11/20/2028	3,000,000	2,964,911
FS Luxembourg SARL (Brazil) 8.88%, 2/12/2031 (a)	400,000	405,184
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	105,000	106,937
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	220,000	228,320
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
Hess Midstream Operations LP 5.88%, 3/1/2028 (a)	325,000	327,949
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	407,000	407,573
Howard Midstream Energy Partners LLC 7.38%, 7/15/2032 (a)	315,000	325,250
Kinder Morgan, Inc. 5.15%, 6/1/2030	420,000	423,514
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	350,000	351,752
Matador Resources Co.
6.50%, 4/15/2032 (a)	240,000	242,506
6.00%, 4/15/2034 (a)	185,000	181,203
MPLX LP
4.70%, 11/1/2029	3,370,000	3,345,013
4.80%, 2/15/2031	2,425,000	2,387,810
NGL Energy Operating LLC 8.13%, 2/15/2029 (a)	245,000	252,740
NuStar Logistics LP
5.63%, 4/28/2027	115,000	115,422
6.38%, 10/1/2030	275,000	281,873
Permian Resources Operating LLC 7.00%, 1/15/2032 (a)	390,000	402,943
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (d)	266,720	260,385
Petroleos del Peru SA (Peru) 4.75%, 6/19/2032 (d)	400,000	346,528
Petroleos Mexicanos (Mexico)
6.70%, 2/16/2032	2,250,000	2,262,375
10.00%, 2/7/2033	1,450,000	1,693,165
Range Resources Corp. 4.75%, 2/15/2030 (a)	54,000	52,823
Rockies Express Pipeline LLC 4.95%, 7/15/2029 (a)	215,000	212,616
SM Energy Co.
6.63%, 1/15/2027	84,000	84,005
6.50%, 7/15/2028	215,000	215,506
8.75%, 7/1/2031 (a)	350,000	366,152
7.00%, 8/1/2032 (a)	185,000	189,178
9.63%, 6/15/2033 (a)	70,000	77,162
Sonangol Finance Ltd. 10.00%, 1/29/2031 (a)	610,000	626,775
Sunoco LP
5.88%, 3/15/2028	324,000	324,617
5.63%, 3/15/2031 (a)	280,000	278,099
7.25%, 5/1/2032 (a)	170,000	175,801
Tallgrass Energy Partners LP 6.00%, 12/31/2030 (a)	667,000	667,252
Uzbekneftegaz JSC (Uzbekistan) 4.75%, 11/16/2028 (d)	200,000	194,062
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	255

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029 (a)	385,000	368,848
Venture Global LNG, Inc.
9.50%, 2/1/2029 (a)	140,000	150,580
8.38%, 6/1/2031 (a)	95,000	98,790
9.88%, 2/1/2032 (a)	235,000	250,525
6.38%, 12/15/2034 (a)	75,000	74,435
Venture Global Plaquemines LNG LLC
6.50%, 1/15/2034 (a)	340,000	351,622
7.75%, 5/1/2035 (a)	265,000	294,702
		30,924,055
Passenger Airlines — 0.1%
American Airlines, Inc. 5.75%, 4/20/2029 (a)	1,014,521	1,013,778
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	240,000	206,089
United Airlines, Inc. 4.63%, 4/15/2029 (a)	110,000	108,307
		1,328,174
Personal Care Products — 0.0% ^
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	323,000	322,840
Perrigo Finance Unlimited Co. 6.13%, 9/30/2032	120,000	117,721
		440,561
Pharmaceuticals — 0.0% ^
Bausch Health Cos., Inc. (Canada) 4.88%, 6/1/2028 (a)	312,000	297,508
Real Estate Management & Development — 0.0% ^
Anywhere Real Estate Group LLC 5.75%, 1/15/2029 (a)	389,000	384,527
Residential REITs — 0.1%
American Homes 4 Rent LP 4.95%, 6/15/2030	1,140,000	1,130,711
Semiconductors & Semiconductor Equipment — 0.4%
Amkor Technology, Inc. 5.88%, 10/1/2033 (a)	195,000	191,624
Broadcom, Inc. 4.60%, 7/15/2030	1,615,000	1,581,751
Entegris, Inc. 5.95%, 6/15/2030 (a)	690,000	696,240
Foundry JV Holdco LLC 5.90%, 1/25/2030 (a)	1,690,000	1,726,836
Kioxia Holdings Corp. (Japan) 6.25%, 7/24/2030 (a)	200,000	204,489
Marvell Technology, Inc.
5.75%, 2/15/2029	670,000	682,575
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Semiconductors & Semiconductor Equipment — continued
4.75%, 7/15/2030	310,000	305,502
NXP BV (Netherlands) 4.30%, 8/19/2028	1,860,000	1,841,010
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	145,000	141,526
Qnity Electronics, Inc. 5.75%, 8/15/2032 (a)	355,000	352,724
Synaptics, Inc. 4.00%, 6/15/2029 (a)	110,000	108,443
		7,832,720
Software — 0.5%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	180,000	175,919
Elastic NV 4.13%, 7/15/2029 (a)	115,000	110,696
Fair Isaac Corp. 4.00%, 6/15/2028 (a)	120,000	117,203
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	262,000	257,490
5.13%, 4/15/2029 (a)	19,000	18,525
OAK-Eagle Acquireco, Inc.
7.25%, 7/1/2033 (a)	205,000	213,183
8.75%, 7/1/2034 (a)	120,000	127,359
Oracle Corp. 4.95%, 2/4/2031	4,360,000	4,177,894
RingCentral, Inc. 8.50%, 8/15/2030 (a)	99,000	102,194
Roper Technologies, Inc. 4.45%, 9/15/2030	3,510,000	3,428,308
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	295,000	295,121
6.50%, 6/1/2032 (a)	245,000	248,204
		9,272,096
Specialized REITs — 0.0% ^
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	167,000	166,542
4.88%, 9/15/2029 (a)	215,000	210,315
5.25%, 7/15/2030 (a)	105,000	103,035
Millrose Properties, Inc. 6.38%, 8/1/2030 (a)	80,000	81,113
		561,005
Specialty Retail — 0.1%
Asbury Automotive Group, Inc. 4.50%, 3/1/2028	144,000	142,542
Bath & Body Works, Inc.
7.50%, 6/15/2029	40,000	40,515
6.63%, 10/1/2030 (a)	290,000	295,672
6.75%, 7/1/2036	23,000	22,901
Escrow Rite Aid 0.00%, 12/31/2049 ‡	6,532	—
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	210,000	198,571
SEE NOTES TO FINANCIAL STATEMENTS.

256	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — continued
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	144,000	140,475
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	61,000	60,783
4.38%, 1/15/2031 (a)	196,000	186,714
Penske Automotive Group, Inc. 3.75%, 6/15/2029	64,000	61,387
Petco Health & Wellness Co., Inc. 8.25%, 2/1/2031 (a)	105,000	106,689
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	404,000	394,772
Staples, Inc.
10.75%, 9/1/2029 (a)	80,000	76,858
12.75%, 1/15/2030 (a)	74,684	59,493
		1,787,372
Technology Hardware, Storage & Peripherals — 0.0% ^
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	85,000	88,701
Seagate Data Storage Technology Pte. Ltd. 9.63%, 12/1/2032	74,000	81,444
		170,145
Trading Companies & Distributors — 0.1%
Herc Holdings, Inc. 7.25%, 6/15/2033 (a)	230,000	237,851
QXO Building Products, Inc.
6.50%, 7/15/2031 (a)	220,000	222,485
6.75%, 4/30/2032 (a)	140,000	143,195
6.88%, 7/15/2034 (a)	140,000	141,665
United Rentals North America, Inc.
3.75%, 1/15/2032	330,000	302,603
5.38%, 11/15/2033 (a)	225,000	219,118
6.13%, 3/15/2034 (a)	295,000	299,798
WESCO Distribution, Inc.
6.38%, 3/15/2029 (a)	420,000	426,445
6.63%, 3/15/2032 (a)	290,000	296,626
		2,289,786
Wireless Telecommunication Services — 0.2%
Connect Finco SARL (United Kingdom) 9.00%, 9/15/2029 (a)	200,000	209,144
Digicel International Finance Ltd. (Jamaica) 8.63%, 8/1/2032 (a)	600,000	623,490
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Wireless Telecommunication Services — continued
T-Mobile USA, Inc.
3.38%, 4/15/2029	600,000	578,495
3.88%, 4/15/2030	1,635,000	1,571,383
		2,982,512
Total Corporate Bonds (Cost $540,797,940)		536,161,826
Asset-Backed Securities — 20.7%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (a)	279,669	261,917
ACHD Trust
Series 2025-DS1, Class A, 5.98%, 1/9/2034 (a)	33,305	33,311
Series 2026-DS1, Class A, 5.67%, 7/10/2034 (a)	783,507	783,818
ACHM Trust Series 2025-HE3, Class A, 5.20%, 11/25/2055 (a) (e)	1,153,706	1,126,594
Affirm Asset Securitization Trust Series 2025-X2, Class B, 4.56%, 10/15/2030 (a)	2,100,000	2,099,702
Ally Bank Auto Credit-Linked Notes Series 2025-A, Class C, 4.84%, 6/15/2033 (a)	893,855	892,595
American Credit Acceptance Receivables Trust
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	206,034	206,740
Series 2023-2, Class E, 9.79%, 2/12/2030 (a)	1,000,000	1,023,784
Series 2024-1, Class D, 5.86%, 5/13/2030 (a)	700,000	704,361
Series 2024-4, Class D, 5.34%, 8/12/2031 (a)	668,000	670,603
Series 2025-2, Class D, 5.50%, 8/12/2031 (a)	965,000	969,928
Series 2023-3, Class E, 9.54%, 10/14/2031 (a)	2,500,000	2,578,215
Series 2024-2, Class E, 7.87%, 11/12/2031 (a)	1,000,000	1,026,279
Series 2024-3, Class E, 7.92%, 3/12/2032 (a)	1,800,000	1,857,109
Series 2025-1, Class E, 7.39%, 12/13/2032 (a)	1,640,000	1,686,391
Series 2026-3, Class C, 5.11%, 1/10/2033 (a)	1,749,000	1,744,753
Series 2026-1, Class C, 4.55%, 1/12/2033 (a)	2,089,000	2,071,163
Series 2026-1, Class D, 5.10%, 1/12/2033 (a)	1,652,000	1,636,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	257

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2025-2, Class E, 7.66%, 2/14/2033 (a)	1,110,000	1,147,712
Americor
7.99%, 1/15/2030 ‡ (a)	489,360	486,176
11.49%, 1/15/2030 ‡ (a)	493,200	490,020
AMSR Trust
Series 2022-SFR3, Class F, 4.00%, 10/17/2039 (a)	800,000	772,050
Series 2023-SFR2, Class B, 3.95%, 6/17/2040 (a)	1,500,000	1,456,273
Series 2025-SFR2, Class A, 4.28%, 11/17/2042 (a)	940,000	905,262
Series 2025-SFR2, Class B, 4.28%, 11/17/2042 (a)	1,549,000	1,469,312
Series 2025-SFR2, Class D, 4.28%, 11/17/2042 (a)	447,000	419,418
Series 2026-SFR1, Class A, 3.78%, 4/17/2043 (a)	2,820,000	2,639,766
Series 2026-SFR2, Class C, 3.81%, 9/17/2043 (a)	1,815,000	1,656,794
Ansley Park Capital LLC Series 2025-A, Class D, 5.33%, 4/20/2035 (a)	525,000	514,508
Aqua Finance Trust Series 2021-A, Class B, 2.40%, 7/17/2046 (a)	259,510	238,530
Avis Budget Rental Car Funding AESOP LLC
Series 2023-6A, Class C, 7.03%, 12/20/2029 (a)	400,000	410,570
Series 2024-3A, Class B, 5.58%, 12/20/2030 (a)	500,000	502,538
Bain Capital Credit CLO (Cayman Islands) Series 2019-2A, Class BR3, 5.20%, 10/17/2032 (a) (e)	1,750,000	1,752,548
Bayview Opportunity Master Fund Trust Series 2024-SN1, Class D, 6.36%, 7/16/2029 (a)	1,000,000	1,009,915
BOF Funding Trust Series 2023-CAR3, Class C, 4.50%, 7/26/2032 (a)	81,643	81,458
BRAVO Residential Funding Trust Series 2026-CES1, Class A1A, 5.25%, 4/25/2056 (a) (g)	1,809,326	1,792,977
Bridge Trust Series 2025-SFR1, Class C, 4.20%, 9/17/2042 (a)	862,284	796,926
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class B, 5.37%, 10/16/2028	389,932	390,060
Series 2024-1, Class C, 5.65%, 4/16/2029	1,102,021	1,106,038
Series 2024-3, Class C, 5.70%, 7/16/2029	1,009,000	1,013,013
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2023-1, Class E, 10.37%, 7/15/2030 (a)	1,459,600	1,547,644
Series 2024-4, Class C, 4.83%, 8/15/2030	1,610,000	1,610,568
Series 2025-1, Class D, 5.64%, 11/15/2030	1,312,000	1,320,138
Series 2024-2, Class E, 8.21%, 1/15/2031 (a)	800,000	821,547
Series 2025-2, Class D, 5.62%, 3/17/2031	3,425,000	3,445,794
Series 2025-3, Class D, 5.27%, 5/15/2031	1,350,000	1,346,918
Series 2024-4, Class E, 7.47%, 8/15/2031 (a)	950,000	967,194
Series 2026-1, Class C, 4.44%, 11/17/2031	1,139,000	1,127,624
Series 2026-1, Class D, 4.99%, 11/17/2031	1,569,000	1,549,280
Series 2026-2, Class D, 5.19%, 2/17/2032	1,571,000	1,558,162
Series 2025-4, Class E, 7.18%, 11/15/2032 (a)	2,000,000	2,009,206
Business Jet Securities LLC
Series 2024-1A, Class B, 6.92%, 5/15/2039 (a)	523,751	531,816
Series 2026-1A, Class B, 6.10%, 6/15/2041 (a)	523,653	521,515
BXG Receivables Note Trust Series 2022-A, Class B, 4.61%, 9/28/2037 (a)	622,830	618,722
Carlyle US CLO Ltd. (Cayman Islands) Series 2021-9A, Class BR, 5.33%, 10/20/2034 (a) (e)	2,000,000	2,001,220
CarVal CLO Ltd. (Cayman Islands) Series 2019-1A, Class BR2, 5.28%, 4/20/2032 (a) (e)	1,139,000	1,141,000
Carvana Auto Receivables Trust
Series 2024-P2, Class A3, 5.33%, 7/10/2029	417,132	418,666
Series 2023-N3, Class C, 6.55%, 12/10/2029 (a)	1,172,736	1,178,947
Series 2023-N4, Class B, 6.46%, 2/11/2030 (a)	583,607	585,854
Series 2024-N1, Class C, 5.80%, 5/10/2030 (a)	1,250,000	1,261,234
Series 2024-P1, Class C, 5.57%, 7/10/2030 (a)	444,000	448,277
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (a)	808,000	809,037
SEE NOTES TO FINANCIAL STATEMENTS.

258	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Columbia Cent CLO Ltd. (Cayman Islands) Series 2021-31A, Class BR, 5.33%, 4/20/2034 (a) (e)	850,000	851,892
Consumer Portfolio Services Auto Trust
Series 2025-B, Class D, 5.56%, 7/15/2031 (a)	2,000,000	2,004,217
Series 2025-D, Class C, 4.85%, 2/17/2032 (a)	667,000	663,743
Series 2025-D, Class D, 5.45%, 2/17/2032 (a)	2,000,000	1,997,243
CPS Auto Receivables Trust
Series 2023-A, Class D, 6.44%, 4/16/2029 (a)	551,612	556,760
Series 2023-C, Class C, 6.27%, 10/15/2029 (a)	265,460	266,414
Series 2022-C, Class D, 6.45%, 4/15/2030 (a)	85,417	85,781
Series 2024-C, Class C, 5.76%, 10/15/2030 (a)	896,000	900,260
Series 2024-C, Class D, 6.22%, 10/15/2030 (a)	3,800,000	3,848,688
Series 2024-D, Class D, 5.14%, 1/15/2031 (a)	2,897,000	2,890,350
Series 2025-C, Class D, 5.28%, 10/15/2031 (a)	2,000,000	1,989,492
Series 2024-D, Class E, 7.13%, 6/15/2032 (a)	3,300,000	3,344,340
Series 2026-C, Class C, 5.05%, 10/15/2032 (a)	2,105,000	2,098,077
Credit Acceptance Auto Loan Trust
Series 2023-5A, Class C, 7.30%, 4/17/2034 (a)	350,000	355,905
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	600,000	607,565
Series 2024-2A, Class B, 6.11%, 8/15/2034 (a)	500,000	505,430
Series 2024-2A, Class C, 6.70%, 10/16/2034 (a)	500,000	509,994
Series 2025-1A, Class C, 5.71%, 7/16/2035 (a)	1,357,000	1,365,437
Series 2025-2A, Class B, 4.87%, 1/15/2036 (a)	1,250,000	1,245,935
Series 2025-2A, Class C, 5.38%, 3/17/2036 (a)	1,130,000	1,130,477
Series 2026-1A, Class C, 5.28%, 8/15/2036 (a)	972,000	963,880
Dec
6.02%, 3/13/2030 ‡ (a)	970,038	954,129
6.91%, 1/15/2031 ‡ (a)	994,634	976,433
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

6.10%, 7/28/2046 ‡ (a)	1,000,000	991,400
6.82%, 7/28/2046 ‡	1,000,000	987,000
Dext ABS LLC Series 2025-1, Class B, 4.98%, 8/15/2035 (a)	1,680,000	1,676,192
Drive Auto Receivables Trust
Series 2025-2, Class C, 4.39%, 9/15/2032	1,170,000	1,158,160
Series 2025-2, Class D, 4.90%, 12/15/2032	1,090,000	1,078,990
DT Auto Owner Trust
Series 2023-1A, Class D, 6.44%, 11/15/2028 (a)	226,190	227,751
Series 2023-3A, Class C, 6.40%, 5/15/2029 (a)	630,989	633,116
Series 2023-2A, Class E, 11.06%, 4/15/2030 (a)	500,000	526,527
Series 2023-3A, Class E, 10.21%, 5/15/2030 (a)	500,000	521,491
EFMT Series 2025-CES1, Class A1A, 5.73%, 1/25/2060 (a) (g)	1,780,915	1,780,903
EJ Hugoton
Series 2026-1 B, 10.29%, 10/10/2041 ‡	993,146	993,146
Series 2026-1 B, 14.50%, 10/10/2041 ‡	999,556	999,556
Elara Hgv Timeshare Issuer LLC Series 2025-A, Class A, 4.54%, 1/25/2040 (a)	1,582,113	1,559,798
Elara HGV Timeshare Issuer LLC
Series 2023-A, Class A, 6.16%, 2/25/2038 (a)	216,426	221,181
Series 2023-A, Class C, 7.30%, 2/25/2038 (a)	359,379	367,254
Exeter Automobile Receivables Trust
Series 2022-5A, Class D, 7.40%, 2/15/2029	231,868	233,802
Series 2022-6A, Class D, 8.03%, 4/6/2029	374,331	378,517
Series 2023-4A, Class D, 6.95%, 12/17/2029	773,485	782,676
Series 2023-5A, Class D, 7.13%, 2/15/2030	700,000	714,096
Series 2025-4A, Class C, 4.57%, 6/16/2031	325,000	322,882
Series 2025-2A, Class D, 5.89%, 7/15/2031	6,320,000	6,388,649
Series 2025-3A, Class D, 5.57%, 10/15/2031	1,500,000	1,509,655
Series 2025-4A, Class D, 5.23%, 1/15/2032	3,615,000	3,589,494
Series 2025-5A, Class C, 4.68%, 3/15/2032	1,070,000	1,060,458
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	259

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2025-5A, Class D, 5.16%, 3/15/2032	825,000	818,159
Series 2026-1A, Class C, 4.40%, 5/17/2032	1,620,000	1,597,557
Series 2026-1A, Class D, 5.00%, 5/17/2032	2,056,000	2,021,971
Series 2026-2A, Class C, 4.91%, 8/16/2032	1,307,000	1,300,374
Series 2025-1A, Class E, 7.48%, 9/15/2032 (a)	1,600,000	1,645,978
Exeter Select Automobile Receivables Trust Series 2025-3, Class C, 5.00%, 3/15/2032	1,000,000	995,005
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (a)	523	524
Fig Six Trust Series 2026-PF1, Class A, 5.75%, 8/25/2056 (a) (e)	1,224,394	1,220,195
FIGRE Trust Series 2025-HE6, Class A, 5.04%, 9/25/2055 (a) (e)	730,776	721,165
FirstKey Homes Trust
Series 2021-SFR3, Class E1, 2.99%, 12/17/2038 (a)	500,000	495,608
Series 2022-SFR1, Class F1, PO, 5/19/2039 ‡ (a)	700,000	667,849
Series 2022-SFR1, Class F2, PO, 5/19/2039 ‡ (a)	350,000	333,810
FMC GMSR Issuer Trust Series 2026-GT1I, Class A, 5.90%, 8/20/2029 ‡ (e)	2,000,000	2,000,000
Foundation Finance Trust
Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	31,061	29,671
Series 2023-1A, Class B, 6.27%, 12/15/2043 (a)	1,658,023	1,681,699
Series 2025-3A, Class A, 4.56%, 8/15/2052 (a)	1,605,652	1,582,518
Series 2026-1A, Class B, 5.28%, 2/17/2053 (a)	1,974,000	1,960,489
FRTKL
Series 2021-SFR1, Class B, 1.72%, 9/17/2038 (a)	650,000	648,474
Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (a)	238,000	237,392
GLS Auto Receivables Issuer Trust
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	38,310	38,301
Series 2022-1A, Class E, 5.64%, 5/15/2029 (a)	2,000,000	2,003,906
Series 2023-3A, Class C, 6.01%, 5/15/2029 (a)	282,581	283,138
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2025-4A, Class B, 4.53%, 4/15/2030 (a)	1,190,000	1,186,414
Series 2025-2A, Class D, 5.59%, 1/15/2031 (a)	1,700,000	1,704,104
Series 2025-3A, Class D, 5.16%, 6/16/2031 (a)	1,608,000	1,593,626
Series 2025-4A, Class C, 4.74%, 8/15/2031 (a)	935,000	927,264
GLS Auto Select Receivables Trust
Series 2023-1A, Class A3, 5.96%, 10/16/2028 (a)	175,180	175,708
Series 2023-1A, Class B, 6.09%, 3/15/2029 (a)	722,000	727,842
Series 2024-3A, Class C, 5.92%, 8/15/2030 (a)	4,250,000	4,318,279
Series 2025-1A, Class B, 5.04%, 2/15/2031 (a)	1,500,000	1,504,078
Series 2024-2A, Class D, 6.37%, 8/15/2031 (a)	1,270,000	1,301,727
GoldenTree Loan Management US CLO Ltd. (Cayman Islands) Series 2020-8A, Class BRR, 5.28%, 10/20/2034 (a) (e)	1,750,000	1,750,261
Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	172,340	169,507
GoodLeap Home Improvement Solutions Trust Series 2025-3A, Class A, 5.00%, 10/20/2049 (a)	1,556,890	1,538,825
GreenSky Home Improvement Issuer Trust Series 2025-3A, Class A2, 4.59%, 12/27/2060 (a)	2,115,000	2,085,147
Grit 10.00%, 3/27/2030 ‡	1,300,000	1,287,000
GS Mortgage-Backed Securities Trust
Series 2025-CES1, Class A1A, 5.57%, 5/25/2055 (a) (g)	448,694	448,164
Series 2026-CES1, Class A1, 4.90%, 5/25/2056 (a) (g)	2,074,695	2,047,377
Series 2026-CES3, Class A1A, 5.36%, 9/25/2056 (a) (g)	1,780,831	1,767,201
Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (a) (e)	1,353,744	1,353,648
Hibernia IV Abs Issuer LLC 6.32%, 8/25/2046 ‡	2,000,000	1,999,987
Hilton Grand Vacations Trust
Series 2023-1A, Class A, 5.72%, 1/25/2038 (a)	276,823	280,241
Series 2024-2A, Class C, 5.99%, 3/25/2038 (a)	442,827	446,538
Series 2024-3A, Class C, 5.71%, 8/27/2040 (a)	689,005	688,881
SEE NOTES TO FINANCIAL STATEMENTS.

260	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2025-2A, Class B, 4.73%, 5/25/2044 (a)	266,704	263,104
Series 2025-2A, Class C, 5.12%, 5/25/2044 (a)	86,903	86,326
Series 2025-3EXT, Class A, 4.56%, 10/25/2044 (a)	953,240	938,987
Series 2025-3EXT, Class B, 4.90%, 10/25/2044 (a)	1,010,448	998,848
Series 2025-3EXT, Class C, 5.39%, 10/25/2044 (a)	852,409	845,060
Home Partners of America Trust
Series 2021-3, Class D, 3.00%, 1/17/2041 (a)	893,363	833,792
Series 2021-3, Class E1, 3.20%, 1/17/2041 (a)	446,682	416,063
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1, 5.44%, 10/20/2032 (a)	187,218	187,684
Series 2025-2, Class B1, 4.84%, 9/20/2033 (a)	1,670,260	1,662,394
Identity Digital Capital LLC 6.79%, 3/20/2065 ‡	1,000,000	985,700
Invitation Homes Trust Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (a)	2,000,000	1,909,985
Ista Jet Seri 6.97%, 4/5/2032 ‡ (a)	987,500	987,500
J.P. Morgan Mortgage Trust Series 2026-CES1, Class A1A, 4.91%, 6/25/2056 (a) (g)	1,286,956	1,268,793
JBHP
10.28%, 12/15/2041 ‡ (a)	1,158,677	1,158,677
Series 2026-1 B, 14.10%, 12/15/2041 ‡	1,548,154	1,548,464
JGW ABS Trust 6.00%, 8/15/2036 ‡ (a)	3,000,000	2,999,906
KKR Static CLO Ltd. (Cayman Islands) Series 2022-1A, Class BR2, 5.18%, 7/20/2031 (a) (e)	1,151,563	1,151,465
LCM Ltd. (Cayman Islands) Series 36A, Class BR, 5.25%, 1/15/2034 (a) (e)	779,167	780,233
Lending Funding Trust Series 2020-2A, Class A, 2.32%, 4/21/2031 (a)	395,558	392,482
Lendmark Funding Trust
Series 2021-1A, Class A, 1.90%, 11/20/2031 (a)	2,486,672	2,453,493
Series 2025-2A, Class B, 4.98%, 10/20/2034 (a)	3,000,000	2,983,340
Series 2025-3A, Class A, 4.51%, 5/21/2035 (a)	700,000	687,556
Series 2025-3A, Class C, 5.04%, 5/21/2035 (a)	385,000	374,257
Liberty 7.25%, 5/14/2031 ‡	2,000,000	2,001,660
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

LVNV
6.55%, 8/15/2029 ‡	1,000,000	1,000,000
6.68%, 8/15/2031 ‡	1,000,000	1,000,000
Madison Park Funding Ltd. (Cayman Islands)
Series 2020-46A, Class B1RR, 5.25%, 10/15/2034 (a) (e)	2,475,000	2,477,213
Series 2021-49A, Class B1R, 5.18%, 10/19/2034 (a) (e)	1,000,000	999,825
Mariner Finance issuance Trust
Series 2024-BA, Class B, 5.33%, 11/20/2038 (a)	250,000	249,667
Series 2024-BA, Class C, 5.73%, 11/20/2038 (a)	244,000	243,669
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	71,900	71,325
Series 2021-BA, Class A, 2.10%, 11/20/2036 (a)	1,500,000	1,474,721
Series 2025-AA, Class A, 4.98%, 5/20/2038 (a)	1,224,000	1,221,003
Series 2025-BA, Class C, 5.19%, 11/22/2038 (a)	1,250,000	1,228,808
Series 2026-AA, Class A, 5.01%, 5/20/2039 (a)	2,438,000	2,424,662
Merchants Fleet Funding LLC
Series 2023-1A, Class A, 7.21%, 5/20/2036 (a)	30,016	30,062
Series 2024-1A, Class B, 5.95%, 4/20/2037 (a)	1,000,000	1,005,576
Series 2025-1A, Class A, 4.49%, 1/20/2039 (a)	2,167,000	2,163,258
Mercury Financial Credit Card Master Trust Series 2026-1A, Class A, 5.34%, 2/20/2032 (a)	3,020,000	3,002,902
Midcon
6.02%, 7/10/2030 ‡	1,000,000	1,000,000
7.09%, 10/13/2033 ‡	1,000,000	1,000,000
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (a)	309,838	298,617
Series 2022-1A, Class C, 5.23%, 11/21/2039 (a)	304,354	303,258
Series 2023-2A, Class C, 7.06%, 11/20/2040 (a)	215,308	220,326
Series 2021-1WA, Class A, 1.14%, 1/22/2041 (a)	29,238	28,623
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (a)	12,548	12,285
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	261

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-1A, Class B, 5.51%, 2/20/2043 (a)	562,355	566,158
Series 2025-2A, Class A, 4.48%, 10/20/2044 (a)	805,814	792,602
Series 2025-2A, Class C, 4.97%, 10/20/2044 (a)	1,122,527	1,094,552
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands) Series 2021-42A, Class BR, 5.19%, 7/16/2036 (a) (e)	1,750,000	1,750,863
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class B, 2.85%, 2/17/2039 (a)	650,000	642,547
Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (a)	520,000	513,453
Nexus Nova (Spain) 6.50%, 11/8/2028 ‡	963,828	963,857
Nexus Nova Frn 6.55%, 8/10/2027 ‡	1,000,000	1,000,000
NMABS Issuer LLC Series 2025-1A, Class A, 5.14%, 11/22/2055 (a)	1,250,651	1,229,667
NRM FNT1 Excess LLC Series 2024-FNT1, Class A, 7.40%, 11/25/2031 (a) (g)	824,758	819,910
Octane Receivables Trust Series 2023-1A, Class D, 7.76%, 3/20/2030 (a)	500,000	510,457
OnDeck Asset Securitization Trust LLC Series 2024-2A, Class A, 4.98%, 10/17/2031 (a)	1,500,000	1,495,868
OneMain Direct Auto Receivables Trust Series 2026-1A, Class D, 5.30%, 10/14/2036 (a)	1,160,000	1,135,684
OneMain Financial Issuance Trust
Series 2026-2A, Class D, 5.91%, 1/14/2038 (a)	2,079,000	2,073,355
Series 2026-1A, Class C, 5.40%, 7/14/2039 (a)	1,614,000	1,605,899
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (a)	208,793	206,177
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	41,759	41,268
Series 2025-D, Class C, 5.80%, 2/8/2033 (a)	768,000	765,848
Series 2025-C, Class B, 4.93%, 7/8/2033 (a)	1,250,000	1,243,103
Series 2025-C, Class C, 5.18%, 7/8/2033 (a)	750,000	743,667
Series 2026-A, Class C, 5.45%, 1/9/2034 (a)	933,000	927,560
PAR Issuer Trust Series 2026-3A, Class A, 5.89%, 5/15/2034 ‡ (a)	1,500,000	1,498,576
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

PFP Ltd. (Cayman Islands) Series 2026-14, Class A, 4.96%, 12/18/2043 (a) (e)	3,710,000	3,709,985
PowerPay Issuance Trust Series 2024-1A, Class A, 6.53%, 2/18/2039 (a)	394,933	398,795
PRET LLC Series 2026-RN2, Class A1, 5.77%, 7/25/2056 (a) (g)	2,970,058	2,959,456
PRET Trust Series 2026-RN1, Class A1, 5.67%, 6/25/2066 (a) (g)	2,150,964	2,144,571
Progress Residential Trust
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	350,000	348,469
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (a)	562,000	557,633
Series 2022-SFR1, Class D, 3.65%, 2/17/2041 (a)	1,000,000	953,487
Series 2024-SFR1, Class D, 3.75%, 2/17/2041 (a)	1,125,000	1,070,184
Series 2024-SFR2, Class B, 3.40%, 4/17/2041 (a) (e)	1,697,000	1,606,903
Series 2025-SFR1, Class D, 3.65%, 2/17/2042 (a)	1,500,000	1,394,032
Series 2025-SFR2, Class C, 3.56%, 4/17/2042 (a)	1,238,714	1,145,709
Series 2025-SFR2, Class D, 3.56%, 4/17/2042 (a)	1,986,711	1,827,846
Series 2025-SFR6, Class B, 4.00%, 12/17/2042 (a)	1,950,000	1,830,345
Series 2025-SFR6, Class D, 4.00%, 12/17/2042 (a)	1,563,000	1,439,229
Series 2026-SFR1, Class B, 4.00%, 2/17/2043 (a)	2,353,580	2,200,190
Series 2026-SFR1, Class D, 4.00%, 2/17/2043 (a)	749,548	686,932
Series 2026-SFR3, Class B, 4.20%, 7/17/2043 (a)	682,000	637,344
Purewest ABS Issuer LLC Series 2025-1, Class A2, 6.53%, 4/5/2040 ‡ (a)	984,199	977,999
RCKT Mortgage Trust
Series 2024-CES7, Class A1A, 5.16%, 10/25/2044 (a) (g)	1,984,406	1,976,412
Series 2025-CES12, Class A1A, 5.03%, 11/25/2055 (a) (g)	1,012,115	1,001,244
Series 2026-CES1, Class A1A, 4.83%, 1/25/2056 (a) (g)	1,907,226	1,878,136
Series 2026-CES2, Class A1A, 4.76%, 2/25/2056 (a) (g)	3,613,483	3,554,507
Series 2026-CES4, Class A1A, 5.12%, 4/25/2056 (a) (g)	1,449,651	1,436,038
SEE NOTES TO FINANCIAL STATEMENTS.

262	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2026-CES5, Class A1A, 5.25%, 5/25/2056 (a) (g)	1,937,757	1,921,707
Series 2026-CES7, Class A1A, 5.41%, 7/1/2056 (a) (g)	3,954,535	3,949,541
RCKTL Series 2025-2A, Class B, 4.60%, 11/27/2034 (a)	2,000,000	1,991,728
Reach ABS Trust
Series 2026-1A, Class B, 4.37%, 2/15/2033 (a)	1,771,000	1,758,776
Series 2026-1A, Class C, 4.80%, 2/15/2033 (a)	1,400,000	1,378,044
Series 2026-1A, Class D, 5.16%, 2/15/2033 (a)	700,000	682,504
Series 2026-2A, Class C, 5.35%, 2/15/2035 (a)	1,150,000	1,143,772
Regional Management Issuance Trust Series 2024-1, Class A, 5.83%, 7/15/2036 (a)	1,500,000	1,511,018
Republic Finance Issuance Trust
Series 2024-A, Class A, 5.91%, 8/20/2032 (a)	1,161,431	1,162,163
Series 2025-A, Class A, 4.59%, 11/20/2034 (a)	2,540,000	2,503,656
Series 2024-B, Class A, 5.42%, 11/20/2037 (a)	1,513,000	1,516,826
Research-Driven Pagaya Motor Asset Trust
Series 2026-2A, Class A2, 4.84%, 2/26/2035 (a)	2,500,000	2,500,850
Series 2026-2A, Class A3, 5.38%, 2/26/2035 (a)	1,199,000	1,199,285
Research-Driven Pagaya Motor AssetTrust Series 2026-4A, Class A3, 5.35%, 5/25/2035 (a)	2,188,000	2,185,159
Research-Driven Pagaya Motor Trust
Series 2026-X1A, Class A2, 4.82%, 9/25/2036 (a)	2,500,000	2,500,000
Series 2026-X1A, Class A3, 5.28%, 9/25/2036 (a)	2,500,000	2,500,000
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C, 5.82%, 6/15/2032 (a)	430,020	432,750
Series 2024-B, Class C, 5.14%, 1/18/2033 (a)	919,497	920,713
Santander Drive Auto Receivables Trust
Series 2022-4, Class C, 5.00%, 11/15/2029	603,365	604,125
Series 2022-6, Class D, 5.69%, 2/18/2031	429,841	431,478
Series 2023-6, Class C, 6.40%, 3/17/2031	928,000	945,518
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2025-2, Class D, 5.47%, 5/15/2031	1,500,000	1,509,150
Series 2024-4, Class D, 5.32%, 12/15/2031	675,000	677,963
Series 2023-4, Class C, 6.04%, 12/15/2031	2,000,000	2,028,078
Series 2025-4, Class B, 4.27%, 1/15/2032	760,000	755,774
Series 2025-4, Class D, 4.95%, 1/15/2032	4,220,000	4,177,039
Series 2024-5, Class D, 5.14%, 2/17/2032	2,016,000	2,020,631
Series 2026-1, Class D, 4.75%, 4/15/2032	656,000	643,955
SBNA Auto Receivables Trust Series 2024-A, Class D, 6.04%, 4/15/2030 (a)	1,250,000	1,261,110
SCF Equipment Leasing LLC
Series 2024-1A, Class B, 5.56%, 4/20/2032 (a)	1,083,000	1,091,582
Series 2024-1A, Class C, 5.82%, 9/20/2032 (a)	443,000	448,135
Series 2025-2A, Class C, 4.82%, 6/20/2036 (a)	750,000	725,884
Series 2025-2A, Class D, 5.33%, 6/20/2036 (a)	210,000	204,952
Series 2025-2A, Class E, 6.21%, 6/20/2036 (a)	235,000	228,056
Sierra Timeshare Receivables Funding LLC
Series 2023-2A, Class A, 5.80%, 4/20/2040 (a)	268,191	271,590
Series 2024-2A, Class C, 5.83%, 6/20/2041 (a)	617,113	619,444
Series 2025-1A, Class A, 4.81%, 1/21/2042 (a)	475,884	472,667
Series 2026-1A, Class B, 4.80%, 12/22/2042 (a)	634,419	625,315
Series 2024-1A, Class B, 5.35%, 1/20/2043 (a)	291,774	292,620
Series 2026-2A, Class C, 5.63%, 5/20/2043 (a)	641,431	640,022
Series 2025-3A, Class C, 4.98%, 8/22/2044 (a)	289,464	283,678
Stream Innovations Issuer Trust Series 2024-2A, Class A, 5.21%, 2/15/2045 (a)	2,182,722	2,160,551
Symphony CLO Ltd. (Cayman Islands)
Series 2015-16A, Class B1RR, 5.45%, 10/15/2031 (a) (e)	293,937	293,812
Series 2018-20A, Class BR2, 5.34%, 1/16/2032 (a) (e)	1,430,000	1,431,002
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	263

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Towd Point Mortgage Trust
Series 2026-FIX1, Class A1, 4.98%, 12/25/2065 (a) (g)	1,862,620	1,835,311
Series 2026-CES1, Class A1, 4.96%, 1/25/2066 (a) (g)	1,550,154	1,529,111
Series 2026-FIX2, Class A1A, 5.31%, 4/25/2066 (a) (g)	1,338,497	1,326,181
Series 2026-CES3, Class A1, 5.30%, 6/20/2066 (a) (g)	2,236,839	2,224,846
Tricon Residential Trust
Series 2023-SFR1, Class B, 5.10%, 7/17/2040 (a)	800,000	789,130
Series 2024-SFR4, Class D, 5.35%, 11/17/2041 (a)	1,311,000	1,279,602
Tricon Trust Series 2026-SFR2, Class A, 4.94%, 6/17/2043 (a) (e)	2,223,000	2,225,115
UPG HI Issuer Trust
Series 2025-2, Class A, 5.00%, 9/25/2047 (a)	1,159,240	1,152,591
Series 2026-1, Class A, 5.03%, 2/25/2048 (a)	1,424,601	1,415,417
Upstart Securitization Trust
Series 2025-3, Class A2, 4.60%, 9/20/2035 (a)	949,985	949,471
Series 2025-4, Class A2, 4.56%, 11/20/2035 (a)	1,352,313	1,352,498
Series 2026-2, Class B, 5.08%, 5/20/2036 (a)	2,616,000	2,602,861
UPSTART Securitization Trust Series 2026-3, Class B, 5.35%, 7/20/2036 (a)	1,665,000	1,660,496
UPX HIL Issuer Trust Series 2025-1, Class A, 5.16%, 1/25/2047 (a)	695,921	689,960
US Auto Funding Trust Series 2022-1A, Class B, 5.13%, 12/15/2026 ‡ (a)	474,391	126,327
US Bank NA Series 2023-1, Class B, 6.79%, 8/25/2032 (a)	305,897	306,808
Verdant Receivables LLC Series 2025-1A, Class A3, 4.96%, 5/12/2033 (a)	1,265,000	1,266,055
Veros Auto Receivables Trust
Series 2023-1, Class C, 8.32%, 11/15/2028 (a)	775,401	780,681
Series 2026-1, Class B, 4.84%, 5/15/2029 (a)	2,000,000	1,995,822
Series 2025-1, Class B, 5.54%, 7/16/2029 (a)	1,250,000	1,253,860
Series 2026-2, Class C, 5.73%, 1/12/2032 (a)	238,000	237,960
Westgate Resorts LLC Series 2024-1A, Class C, 7.06%, 1/20/2038 (a)	502,517	507,785
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Westlake Automobile Receivables Trust
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	500,000	503,769
Series 2023-2A, Class D, 7.01%, 11/15/2028 (a)	2,418,422	2,438,458
Series 2025-3A, Class C, 4.68%, 7/15/2031 (a)	2,080,000	2,070,696
Wingspire Equipment Finance LLC
Series 2024-1A, Class A2, 4.99%, 9/20/2032 (a)	385,535	386,268
Series 2025-1A, Class A2, 4.33%, 9/20/2033 (a)	1,859,513	1,855,494
Total Asset-Backed Securities (Cost $379,148,304)		377,739,510
U.S. Treasury Obligations — 19.4%
U.S. Treasury Notes
4.13%, 1/31/2027	585,000	585,308
3.75%, 6/30/2027	172,700	172,112
3.88%, 7/31/2027	515,000	513,427
3.38%, 9/15/2027	400,000	396,630
4.13%, 11/15/2027	915,000	913,284
4.25%, 1/15/2028	555,000	554,545
4.00%, 2/29/2028	172,700	171,917
3.63%, 3/31/2028	340,000	336,388
3.75%, 5/15/2028	1,210,000	1,198,467
3.88%, 6/15/2028	2,385,000	2,365,995
3.63%, 8/15/2028	19,595,000	19,331,692
3.38%, 9/15/2028	28,320,000	27,783,469
3.50%, 10/15/2028	26,505,000	26,045,304
3.50%, 11/15/2028	48,260,000	47,385,288
3.50%, 12/15/2028	21,724,000	21,314,129
3.50%, 1/15/2029	39,790,000	39,006,634
4.25%, 2/28/2029	610,000	608,189
3.50%, 3/15/2029	15,289,700	14,969,572
3.88%, 4/15/2029	34,810,000	34,366,716
4.13%, 6/15/2029	67,710,000	67,218,045
4.13%, 7/15/2029	11,600,000	11,512,094
4.25%, 8/15/2029	32,705,000	32,567,026
3.63%, 8/31/2030	3,516,000	3,408,185
Total U.S. Treasury Obligations (Cost $356,197,519)		352,724,416
Mortgage-Backed Securities — 14.9%
FHLMC Gold Pools, 30 Year Pool # G08878, 4.50%, 5/1/2049	177,549	169,152
FHLMC Gold Pools, Other Pool # WN5278, 4.25%, 2/1/2030	3,000,000	2,959,352
SEE NOTES TO FINANCIAL STATEMENTS.

264	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
FHLMC UMBS, 15 Year
Pool # ZS6689, 2.50%, 4/1/2028	31,084	30,617
Pool # SB8184, 4.00%, 10/1/2037	442,006	423,859
Pool # SB8261, 5.50%, 10/1/2038	610,920	617,709
Pool # SB8308, 5.00%, 6/1/2039	425,437	424,152
Pool # QO4050, 5.50%, 8/1/2040	672,766	679,606
Pool # QO4148, 6.00%, 9/1/2040	1,680,016	1,718,408
Pool # QO4670, 6.00%, 12/1/2040	2,152,383	2,200,825
Pool # QO5119, 6.00%, 3/1/2041	1,279,394	1,308,203
Pool # QO5306, 5.00%, 4/1/2041	3,629,626	3,616,818
FHLMC UMBS, 30 Year
Pool # SD8342, 5.50%, 7/1/2053	1,416,087	1,411,407
Pool # SD8343, 6.00%, 7/1/2053	5,203,789	5,287,926
Pool # QH3301, 6.00%, 10/1/2053	1,102,558	1,115,149
Pool # SD4536, 6.00%, 11/1/2053	837,025	846,584
Pool # SD4893, 6.00%, 2/1/2054	2,810,100	2,862,594
Pool # SL0775, 6.00%, 5/1/2054	2,484,730	2,513,207
Pool # RJ1970, 6.00%, 7/1/2054	409,208	413,860
Pool # SD6318, 6.00%, 9/1/2054	1,193,714	1,215,891
Pool # QJ7053, 6.00%, 10/1/2054	1,486,648	1,503,547
Pool # SL0226, 6.00%, 2/1/2055	2,047,920	2,082,291
Pool # QZ4969, 5.50%, 10/1/2055	7,324,432	7,273,082
Pool # QZ5395, 5.50%, 10/1/2055	3,170,013	3,147,453
Pool # TA0287, 5.50%, 12/1/2055	1,981,278	1,977,802
Pool # TA2049, 5.50%, 12/1/2055	1,943,717	1,934,496
Pool # QZ9731, 6.00%, 12/1/2055	1,679,180	1,706,402
Pool # TA4790, 5.50%, 2/1/2056	10,105,352	10,030,139
Pool # TA5366, 5.50%, 2/1/2056	4,593,812	4,560,314
Pool # TA6706, 5.50%, 2/1/2056	1,508,965	1,499,839
Pool # TA6707, 5.50%, 2/1/2056	737,200	737,625
Pool # TA6708, 5.50%, 2/1/2056	2,255,096	2,254,290
Pool # TA6712, 5.50%, 2/1/2056	559,584	565,279
Pool # TA6713, 5.50%, 2/1/2056	1,180,187	1,184,172
Pool # TA6714, 5.50%, 2/1/2056	1,218,263	1,211,764
Pool # TA6715, 5.50%, 2/1/2056	419,512	423,268
Pool # TA6716, 5.50%, 2/1/2056	762,877	766,406
Pool # TA6721, 5.50%, 2/1/2056	190,311	190,904
Pool # TA6752, 5.50%, 2/1/2056	254,427	253,596
Pool # TA6719, 6.00%, 2/1/2056	1,078,800	1,112,982
Pool # TA6720, 6.00%, 2/1/2056	593,695	610,867
Pool # TA6723, 6.00%, 2/1/2056	846,081	865,431
Pool # TA7131, 5.50%, 3/1/2056	1,387,303	1,395,011
Pool # TA7133, 5.50%, 3/1/2056	621,066	626,453
Pool # TA7134, 5.50%, 3/1/2056	402,307	406,401
Pool # TA7142, 5.50%, 3/1/2056	3,693,289	3,665,445
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # TA7143, 5.50%, 3/1/2056	1,049,550	1,048,196
Pool # TA8848, 5.50%, 3/1/2056	774,100	770,139
Pool # TA8864, 6.00%, 3/1/2056	815,616	829,542
Pool # TA8872, 6.00%, 3/1/2056	350,670	357,030
Pool # TA8876, 6.00%, 3/1/2056	795,441	808,555
Pool # TA8885, 6.00%, 3/1/2056	497,986	507,829
Pool # TA9463, 6.50%, 4/1/2056	1,313,197	1,357,786
Pool # TB3664, 5.50%, 5/1/2056	1,993,599	1,981,822
Pool # TB3684, 6.00%, 5/1/2056	3,354,200	3,415,038
Pool # TB3707, 6.50%, 5/1/2056	1,407,390	1,459,493
Pool # TB3713, 6.50%, 5/1/2056	1,413,002	1,463,158
Pool # TB3718, 6.50%, 5/1/2056	1,431,996	1,483,098
Pool # TB6713, 6.00%, 6/1/2056	2,495,620	2,524,291
Pool # TC2789, 6.00%, 7/1/2056	1,233,148	1,247,315
Pool # TB9755, 6.50%, 7/1/2056	1,406,314	1,457,840
Pool # TB9757, 6.50%, 7/1/2056	1,965,154	2,040,521
Pool # TB9771, 6.50%, 7/1/2056	1,158,295	1,201,996
Pool # SL5634, 7.00%, 7/1/2056	16,515,149	17,428,518
Pool # TC0831, 6.50%, 8/1/2056	1,699,612	1,757,325
Pool # TC3273, 6.50%, 8/1/2056	1,620,300	1,680,350
FNMA Pool # BM4562, ARM, 5.99%, 5/1/2047 (e)	594,393	616,717
FNMA UMBS, 15 Year
Pool # FM1156, 2.50%, 4/1/2033	347,304	332,423
Pool # MA4944, 4.50%, 3/1/2038	1,566,802	1,533,363
Pool # MA5093, 5.00%, 7/1/2038	2,510,337	2,503,815
Pool # BV1872, 5.50%, 7/1/2040	1,234,120	1,264,919
Pool # DE8086, 5.50%, 8/1/2040	1,136,645	1,152,566
Pool # DF3847, 5.50%, 10/1/2040	978,457	990,052
Pool # DF5082, 5.50%, 11/1/2040	1,048,495	1,068,014
Pool # DF5653, 6.00%, 11/1/2040	74,337	76,535
Pool # DG2241, 5.50%, 2/1/2041	995,872	1,012,099
Pool # DF8932, 6.00%, 2/1/2041	1,099,459	1,129,858
Pool # DG3493, 5.50%, 3/1/2041	822,250	830,661
FNMA UMBS, 20 Year
Pool # FM3933, 3.00%, 6/1/2037	989,477	927,162
Pool # FM3075, 3.50%, 11/1/2039	690,095	646,425
Pool # CA8310, 2.50%, 12/1/2040	182,116	161,518
Pool # MA4780, 4.50%, 10/1/2042	1,665,422	1,612,260
FNMA UMBS, 30 Year
Pool # BM1285, 4.50%, 5/1/2047	97,874	93,791
Pool # MA5010, 5.50%, 5/1/2053	9,115,877	9,091,132
Pool # MA5039, 5.50%, 6/1/2053	7,916,522	7,885,626
Pool # MA5191, 6.00%, 11/1/2053	2,945,492	2,989,520
Pool # DA5084, 6.00%, 12/1/2053	1,358,696	1,374,171
Pool # FA0565, 6.00%, 6/1/2054	6,061,528	6,137,467
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	265

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # FS9980, 6.00%, 9/1/2054	755,997	764,984
Pool # DE2854, 5.50%, 6/1/2055	1,414,442	1,401,226
Pool # DE2826, 6.00%, 7/1/2055	583,071	591,740
Pool # DE9362, 6.00%, 9/1/2055	13,227,998	13,379,635
Pool # DF0304, 6.00%, 9/1/2055	1,173,974	1,187,431
Pool # DF0762, 5.50%, 10/1/2055	7,754,799	7,698,077
Pool # DF8741, 5.50%, 12/1/2055	225,242	223,091
Pool # DF9765, 5.50%, 1/1/2056	1,694,544	1,689,326
Pool # DF9777, 5.50%, 1/1/2056	3,272,148	3,255,497
Pool # DG0558, 5.50%, 1/1/2056	2,387,333	2,364,531
Pool # DF8208, 6.00%, 1/1/2056	1,181,966	1,204,904
Pool # DF8240, 6.00%, 1/1/2056	1,299,480	1,324,545
Pool # DG0358, 5.50%, 2/1/2056	247,483	245,225
Pool # DG2566, 5.50%, 2/1/2056	1,746,719	1,746,094
Pool # DG2570, 5.50%, 2/1/2056	1,479,474	1,486,315
Pool # DF4300, 6.00%, 2/1/2056	57,466	58,128
Pool # DG3661, 5.50%, 3/1/2056	708,328	710,719
Pool # DG3665, 5.50%, 3/1/2056	1,131,833	1,131,429
Pool # DG3744, 5.50%, 3/1/2056	955,630	953,891
Pool # DG4541, 5.50%, 3/1/2056	2,623,438	2,610,014
Pool # DG5495, 5.50%, 3/1/2056	1,719,251	1,708,770
Pool # DG5501, 5.50%, 3/1/2056	1,720,092	1,703,663
Pool # DG5503, 5.50%, 3/1/2056	1,709,402	1,702,515
Pool # DG3674, 6.00%, 3/1/2056	787,088	809,180
Pool # DG3677, 6.00%, 3/1/2056	564,921	580,907
Pool # DG6829, 6.00%, 4/1/2056	376,472	382,900
Pool # DG6830, 6.00%, 4/1/2056	444,979	452,314
Pool # DG6851, 6.50%, 4/1/2056	825,633	854,621
Pool # DG6852, 6.50%, 4/1/2056	1,991,583	2,073,451
Pool # DG6856, 6.50%, 4/1/2056	1,172,807	1,217,778
Pool # DG9905, 5.50%, 5/1/2056	1,378,351	1,370,208
Pool # DH4741, 6.00%, 6/1/2056	7,031,897	7,147,829
Pool # DH1936, 6.50%, 6/1/2056	997,563	1,031,436
Pool # DH1939, 6.50%, 6/1/2056	498,296	514,979
Pool # DH1950, 7.00%, 6/1/2056	498,528	524,387
Pool # DI1084, 6.00%, 8/1/2056	5,324,813	5,385,989
Pool # DI1144, 6.00%, 8/1/2056	12,311,506	12,513,970
Pool # DI2337, 6.50%, 8/1/2056	1,003,600	1,034,736
Pool # DI2468, 6.50%, 8/1/2056	1,112,491	1,153,852
Pool # DI2482, 7.00%, 8/1/2056	1,914,220	2,013,060
Pool # DI2448, 6.00%, 9/1/2056	4,270,869	4,319,936
Pool # DI2479, 7.00%, 9/1/2056	1,641,459	1,727,134
Pool # DI2483, 7.00%, 9/1/2056	1,558,562	1,638,757
FNMA/FHLMC UMBS, Single Family, 15 Year TBA, 6.00%, 9/25/2041 (c)	1,670,000	1,706,469
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 6.50%, 9/25/2056 (c)	1,700,000	1,751,677
GNMA II, 30 Year Pool # 787548, 5.50%, 9/20/2054	2,159,439	2,164,839
Total Mortgage-Backed Securities (Cost $274,697,466)		271,562,673
Collateralized Mortgage Obligations — 8.0%
ABL Series 2025-RTL1, Class A1, 6.04%, 6/25/2030 (a) (g)	945,000	946,409
Al Series 2026-1B, 5.59%, 10/25/2029 ‡	2,500,000	2,500,000
Anchor Mortgage Trust Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (a) (g)	1,000,000	995,511
Bayview Opportunity Master Fund VII Trust Series 2026-1, Class A1A, 5.52%, 7/25/2056 (a) (g)	2,067,699	2,055,947
Brean Asset-Backed Securities Trust
Series 2025-RM13, Class A1, 4.25%, 10/25/2065 ‡ (a)	811,293	777,858
Series 2026-RM14, Class A1, 4.25%, 1/25/2066 ‡ (a)	3,422,000	3,278,225
CAFL Issuer LP
Series 2025-RRTL1, Class A1, 5.68%, 5/28/2040 (a) (g)	1,700,000	1,700,889
Series 2025-RRTL2, Class A1, 5.18%, 11/28/2040 (a) (g)	1,515,000	1,502,541
Castlelake Residential Mortgage Trust Series 2026-RTL1, Class A1, 5.68%, 8/25/2041 ‡ (a) (g)	895,000	892,857
Citi Asset Receivables Trust I
Series 2026-3, Class CERT, 0.00%, 4/20/2032 ‡ (a)	1,253,392	1,188,717
Series 2026-4, Class CERT, 0.00%, 5/20/2032 ‡ (a)	2,061,572	2,001,374
Series 2026-5, Class CERT, 0.00%, 6/20/2032 ‡ (a)	1,403,979	1,401,873
Series 2026-6, Class CERT, 0.00%, 7/20/2032 ‡ (a)	1,725,153	1,794,129
Series 2026-7, Class CERT, 0.00%, 8/20/2032 ‡ (a)	1,261,000	1,284,328
Series 2026-8, Class CERT, 0.00%, 9/20/2032 ‡ (a)	2,913,000	3,036,208
Connecticut Avenue Securities Trust
Series 2022-R02, Class 2M2, 6.64%, 1/25/2042 (a) (e)	197,092	198,323
Series 2025-R06, Class 1M1, 4.59%, 9/25/2045 (a) (e)	689,554	688,058
Series 2026-R04, Class 2M1, 4.79%, 7/25/2046 (a) (e)	1,244,043	1,244,628
SEE NOTES TO FINANCIAL STATEMENTS.

266	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
EFMT Series 2026-AE5, Class A5, 5.50%, 8/25/2061 (a) (e)	1,941,000	1,937,740
FHLMC STACR REMIC Trust
Series 2023-HQA3, Class M2, 6.99%, 11/25/2043 (a) (e)	725,000	751,281
Series 2025-DNA3, Class A1, 4.59%, 9/25/2045 (a) (e)	954,687	951,403
FHLMC, REMIC
Series 2673, Class PE, 5.50%, 9/15/2033	47,112	47,777
Series 5394, Class AV, 5.50%, 1/25/2035	819,540	822,485
Series 5516, Class DV, 6.00%, 12/25/2035	2,688,884	2,700,233
Series 3878, Class PL, 4.50%, 11/15/2040	183,512	180,188
Series 5182, Class D, 2.50%, 11/25/2043	6,148,611	5,708,513
Series 4583, Class UP, 3.00%, 7/15/2045	1,330,086	1,230,644
Series 4599, Class PA, 3.00%, 9/15/2045	2,868,732	2,673,301
Series 5386, Class KA, 5.00%, 1/25/2047	1,381,339	1,380,289
Series 4718, Class DA, 3.00%, 2/15/2047	165,258	152,202
Series 5021, Class MI, IO, 3.00%, 10/25/2050	316,524	52,853
Series 5564, Class BA, 5.00%, 12/25/2051	3,761,118	3,754,311
Series 5531, Class DA, 5.00%, 3/25/2052	1,714,047	1,707,212
Series 5558, Class DA, 5.00%, 7/25/2052	6,219,853	6,193,070
Series 5561, Class DA, 5.00%, 9/25/2052	6,222,834	6,195,227
FHLMC, STRIPS Series 445, Class HA, 4.25%, 5/25/2031	3,733,259	3,676,078
FNMA, REMIC
Series 2024-101, Class DV, 5.50%, 12/25/2035	688,323	687,689
Series 2025-4, Class PV, 5.50%, 1/25/2036	666,446	670,058
Series 2025-27, Class BV, 5.50%, 3/25/2036	1,441,113	1,435,829
Series 2025-35, Class DV, 5.25%, 4/25/2036	4,760,567	4,723,996
Series 2012-136, Class DL, 3.50%, 12/25/2042	144,937	138,206
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2024-27, Class CA, 5.50%, 12/25/2048	1,006,478	1,011,634
Series 2024-20, Class MA, 5.00%, 11/25/2049	1,598,492	1,596,797
Series 2024-103, Class M, 5.50%, 12/25/2050	1,460,604	1,469,370
Series 2025-58, Class CA, 5.00%, 9/25/2051	1,041,470	1,036,941
Series 2025-58, Class MA, 5.00%, 9/25/2051	2,118,814	2,109,497
Series 2025-62, Class BA, 5.50%, 11/25/2051	2,026,745	2,035,716
Series 2025-66, Class LA, 5.00%, 12/25/2051	2,711,104	2,699,307
Series 2025-62, Class CA, 5.50%, 1/25/2052	3,033,620	3,024,117
Series 2022-42, Class EA, 3.75%, 6/25/2052	1,307,122	1,248,482
Series 2022-43, Class P, 4.00%, 7/25/2052	345,258	331,770
GNMA
Series 2024-110, Class LC, 3.50%, 4/20/2048	3,231,859	3,114,834
Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	173,875	25,174
Series 2021-119, Class JG, 1.50%, 6/20/2051	5,579,468	4,718,228
Series 2025-4, Class LA, 3.00%, 7/20/2051	1,228,653	1,141,822
Series 2024-184, Class BG, 3.50%, 10/20/2051	3,902,138	3,680,748
Series 2025-1, Class GC, 3.50%, 10/20/2051	2,750,562	2,589,965
Series 2024-151, Class HB, 4.50%, 10/20/2052	3,857,846	3,755,907
GS Mortgage-Backed Securities Trust
Series 2023-PJ5, Class A16, 6.50%, 2/25/2054 (a) (e)	1,471,529	1,475,475
Series 2025-PJ4, Class A5, 5.50%, 9/25/2055 (a) (e)	755,598	752,667
Series 2025-PJ7, Class A5, 5.50%, 12/25/2055 (a) (e)	1,225,623	1,218,847
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A1, 5.24%, 9/25/2040 (a) (g)	1,060,000	1,058,019
J.P. Morgan Mortgage Trust
Series 2023-2, Class A4B, 5.50%, 7/25/2053 (a) (e)	848,921	846,350
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	267

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2025-CCM1, Class A4, 5.50%, 6/25/2055 (a) (e)	1,829,144	1,819,276
Legacy Mortgage Asset Trust Series 2021-GS3, Class A1, 5.75%, 7/25/2061 (a) (g)	63,487	63,500
LHOME Mortgage Trust
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (a) (g)	1,000,000	1,001,588
Series 2025-RTL3, Class A1, 5.24%, 8/25/2040 (a) (g)	2,275,000	2,269,556
Series 2026-RTL1, Class A1, 4.91%, 1/25/2041 (a) (g)	1,064,000	1,053,705
LOANDEPOT GMSR Master Trust Series 2025-GT2, Class A, 6.79%, 7/16/2030 (a) (e)	650,000	651,113
MFA Trust
Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (a) (g)	1,220,000	1,221,154
Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (a) (g)	539,507	540,171
MOO Securitization Trust, 4.75%, 7/25/2066 ‡	1,000,000	947,555
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (g)	172,946	173,098
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (a) (g)	1,333,333	1,330,231
NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A, 6.55%, 3/25/2032 (a) (g)	780,395	774,416
OBX Trust Series 2026-INV5, Class A5, 5.50%, 8/25/2056 (a) (e)	1,196,049	1,190,661
OLIT Series 2025-HB2, Class A, 3.00%, 11/25/2038 ‡ (a) (e)	536,880	524,676
PMT Loan Trust
Series 2025-J3, Class A8, 5.50%, 11/27/2056 (a) (e)	2,990,243	2,975,339
Series 2026-INV7, Class A8, 5.50%, 7/25/2057 (a) (e)	1,863,510	1,855,024
PRET LLC Series 2026-NPL1, Class A1, 5.18%, 1/25/2056 (a) (g)	2,737,262	2,710,946
PRET Trust Series 2026-RPL3, Class A1, 4.40%, 6/25/2070 (a) (g)	3,488,450	3,377,217
Provident Funding Mortgage Trust Series 2025-3, Class A4, 5.50%, 8/25/2055 (a) (e)	2,396,782	2,384,088
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (a) (g)	185,000	184,843
Sequoia Mortgage Trust Series 2025-4, Class A5, 5.50%, 4/25/2055 (a) (e)	2,182,118	2,172,802
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (a) (g)	800,000	799,816
Verus Securitization Trust Series 2021-2, Class M1, 2.19%, 2/25/2066 (a) (e)	144,000	116,559
Total Collateralized Mortgage Obligations (Cost $147,210,977)		146,337,461
Commercial Mortgage-Backed Securities — 3.0%
Baml RCAP Frn 8.00%, 10/25/2027 ‡	665,085	665,085
Benchmark Mortgage Trust Series 2024-V5, Class C, 6.97%, 1/10/2057 (e)	300,000	305,243
BMO Mortgage Trust Series 2024-5C3, Class C, 6.86%, 2/15/2057 (e)	300,000	301,543
BX Commercial Mortgage Trust Series 2024-MF, Class B, 5.33%, 2/15/2039 (a) (e)	1,062,545	1,065,202
Citigroup Commercial Mortgage Trust Series 2015-GC29, Class C, 3.97%, 4/10/2048 (e)	400,000	355,996
Commercial Mortgage Trust
Series 2014-UBS5, Class C, 4.72%, 9/10/2047 (e)	2,200,000	2,046,220
Series 2015-CR26, Class B, 4.68%, 10/10/2048 (e)	62,218	61,258
CSAIL Commercial Mortgage Trust Series 2015-C2, Class C, 4.18%, 6/15/2057 (e)	111,233	106,225
CSTL Commercial Mortgage Trust
Series 2025-GATE2, Class C, 5.14%, 11/10/2042 (a) (e)	305,000	296,462
Series 2025-GATE2, Class D, 5.63%, 11/10/2042 (a) (e)	470,000	460,308
Series 2025-GATE2, Class E, 6.35%, 11/10/2042 (a) (e)	875,000	857,234
Series 2026-GATE3, Class B, 4.94%, 2/10/2043 (a) (e)	900,000	874,376
Series 2026-GATE3, Class C, 5.13%, 2/10/2043 (a) (e)	300,000	291,724
Series 2026-GATE3, Class D, 5.52%, 2/10/2043 (a) (e)	167,000	163,683
ELM Trust
Series 2024-ELM, Class B10, 6.00%, 6/10/2039 (a) (e)	1,016,000	1,015,025
Series 2024-ELM, Class C10, 6.19%, 6/10/2039 (a) (e)	1,290,000	1,288,704
ELP Commercial Mortgage Trust
Series 2025-ELP, Class A, 4.60%, 11/13/2042 (a) (e)	1,040,000	1,015,521
Series 2025-ELP, Class B, 4.85%, 11/13/2042 (a) (e)	505,000	493,175
SEE NOTES TO FINANCIAL STATEMENTS.

268	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2025-ELP, Class C, 5.14%, 11/13/2042 (a) (e)	300,000	294,749
FHLMC MSCR Trust
Series 2025-MN10, Class M2, 6.49%, 2/25/2045 (a) (e)	1,500,000	1,509,254
Series 2025-MN12, Class M1, 5.39%, 11/25/2045 (a) (e)	1,962,875	1,962,869
Series 2026-MN14, Class M2, 6.34%, 6/25/2046 (a) (e)	1,910,000	1,913,571
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K068, Class X1, IO, 0.53%, 8/25/2027 (e)	3,301,920	10,913
Series K121, Class X1, IO, 1.10%, 10/25/2030 (e)	9,535,270	317,137
Series K120, Class X1, IO, 1.12%, 10/25/2030 (e)	9,608,073	324,222
Series K124, Class X1, IO, 0.80%, 12/25/2030 (e)	19,599,695	501,907
Series K123, Class X1, IO, 0.85%, 12/25/2030 (e)	27,203,573	726,425
Series K128, Class X1, IO, 0.60%, 3/25/2031 (e)	29,307,766	542,733
Series K111, Class X3, IO, 3.29%, 4/25/2048 (e)	405,000	42,466
Series K110, Class X3, IO, 3.49%, 6/25/2048 (e)	380,000	40,449
Series K115, Class X3, IO, 3.05%, 9/25/2048 (e)	430,000	41,133
Series K125, Class X3, IO, 2.74%, 2/25/2049 (e)	460,000	45,054
FREMF Mortgage Trust
Series 2018-K82, Class X2A, IO, 0.10%, 9/25/2028 (a)	10,294,562	16,413
Series 2018-K82, Class D, PO, 10/25/2028 (a)	1,000,000	841,452
Series 2018-K82, Class X2B, IO, 0.10%, 10/25/2028 (a)	3,000,000	5,702
Series 2019-KC07, Class C, 3.73%, 10/25/2029 (a) (e)	600,000	511,676
Series 2020-KSG1, Class C, PO, 9/25/2030 (a)	431,153	307,381
Series 2020-KSG1, Class X2A, IO, 0.10%, 9/25/2030 (a)	5,298,151	15,977
Series 2020-KSG1, Class X2B, IO, 0.10%, 9/25/2030 (a)	431,153	1,405
Series 2016-K58, Class C, 3.92%, 9/25/2049 (a) (e)	110,000	109,629
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2017-K68, Class D, PO, 10/25/2049 (a)	1,000,000	915,327
Series 2018-K83, Class D, PO, 11/25/2051 (a)	1,400,000	1,156,480
Series 2019-K93, Class C, 4.26%, 5/25/2052 (a) (e)	2,000,000	1,927,752
Series 2020-K740, Class D, PO, 11/25/2052 (a)	1,800,000	1,638,740
Series 2020-K740, Class X2A, IO, 0.10%, 11/25/2052 (a)	18,585,303	13,376
Series 2020-K740, Class X2B, IO, 0.10%, 11/25/2052 (a)	4,400,000	3,964
Series 2020-K113, Class D, PO, 5/25/2053 (a)	1,000,000	715,821
Series 2020-K115, Class D, PO, 9/25/2053 (a)	1,200,000	893,171
Series 2020-K115, Class X2A, IO, 0.10%, 9/25/2053 (a)	12,629,643	37,957
Series 2020-K115, Class X2B, IO, 0.10%, 9/25/2053 (a)	2,900,000	9,192
Series 2020-K118, Class D, PO, 10/25/2053 (a)	1,100,000	792,430
Series 2020-K118, Class X2A, IO, 0.10%, 10/25/2053 (a)	11,832,411	36,785
Series 2020-K118, Class X2B, IO, 0.10%, 10/25/2053 (a)	2,457,000	8,039
Series 2020-K739, Class D, PO, 11/25/2053 (a)	920,069	796,933
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (a)	9,599,982	4,910
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (a)	2,904,083	2,139
Series 2021-K126, Class D, PO, 1/25/2054 (a)	1,200,000	826,565
Series 2021-K126, Class X2A, IO, 0.10%, 1/25/2054 (a)	10,204,563	34,094
Series 2021-K126, Class X2B, IO, 0.10%, 1/25/2054 (a)	2,600,000	9,346
GAM Re-REMIC Trust Series 2022-FRR3, Class BK61, PO, 11/27/2049 ‡ (a)	800,000	785,431
GS Mortgage Securities Trust Series 2016-GS2, Class B, 3.76%, 5/10/2049 (e)	100,000	95,573
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class C, 4.53%, 8/15/2048 (e)	150,000	116,610
Series 2016-C1, Class D1, 4.26%, 3/17/2049 (a) (e)	400,000	371,630
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	269

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class C, 3.74%, 3/15/2050 (e)	800,000	708,683
Series 2017-JP5, Class D, 4.49%, 3/15/2050 (a) (e)	275,000	226,121
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class C, 4.75%, 1/15/2049 (e)	1,000,000	874,990
Series 2016-JP3, Class C, 3.56%, 8/15/2049 (e)	1,000,000	769,985
Life Mortgage Trust Series 2021-BMR, Class C, 4.85%, 3/15/2038 (a) (e)	20,826	20,348
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 7.01%, 10/25/2049 (a) (e)	483,141	487,263
Series 2020-01, Class M10, 7.51%, 3/25/2050 (a) (e)	1,476,392	1,496,235
PRM5 Trust Series 2025-PRM5, Class F, 8.77%, 3/10/2033 (a) (e)	1,700,000	1,717,067
PRM7 Trust
Series 2025-PRM7, Class A, 4.36%, 11/10/2042 (a) (e)	1,132,000	1,091,469
Series 2025-PRM7, Class B, 4.65%, 11/10/2042 (a) (e)	1,088,000	1,047,239
Series 2025-PRM7, Class D, 5.66%, 11/10/2042 (a) (e)	734,000	717,145
Series 2025-PRM7, Class E, 6.62%, 11/10/2042 (a) (e)	1,800,000	1,777,636
PSA Trust Series 2026-STOR, Class B, 5.86%, 8/15/2031 (a) (e)	4,285,000	4,287,591
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	1,504,746	1,509,899
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, 5.03%, 5/15/2039 (a) (e)	804,000	804,502
Series 2024-DSNY, Class B, 5.38%, 5/15/2039 (a) (e)	1,008,000	1,008,630
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048	225,000	214,718
SMRT Series 2022-MINI, Class E, 6.34%, 1/15/2039 (a) (e)	350,000	349,344
STWD Mortgage Trust (Cayman Islands) Series 2021-LIH, Class B, 5.41%, 11/15/2036 (a) (e)	400,000	399,641
Wells Fargo Commercial Mortgage Trust Series 2015-LC22, Class D, 4.71%, 9/15/2058 (e)	205,000	195,933
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

WFRBS Commercial Mortgage Trust
Series 2014-C21, Class C, 4.23%, 8/15/2047 (e)	682,509	670,565
Series 2014-C22, Class C, 3.61%, 9/15/2057 (e)	725,000	623,493
Series 2014-C22, Class AS, 4.07%, 9/15/2057 (e)	34,696	34,003
Total Commercial Mortgage-Backed Securities (Cost $54,563,269)		53,970,266
Foreign Government Securities — 1.3%
Arab Republic of Egypt
8.63%, 2/4/2030 (d)	400,000	426,000
5.88%, 2/16/2031 (d)	200,000	193,722
9.45%, 2/4/2033 (a)	200,000	220,800
7.30%, 9/30/2033 (d)	200,000	199,490
7.63%, 5/20/2034 (a)	708,000	708,708
Argentine Republic
1.00%, 7/9/2029	129,000	115,326
4.12%, 7/9/2035 (g)	2,795,000	2,113,719
3.50%, 7/9/2041 (g)	400,000	282,100
Barranquilla Distrito Especial Industrial y Portuario 7.35%, 7/23/2031 (a)	400,000	410,000
Benin Government Bond 7.96%, 2/13/2038 (a)	600,000	635,550
Commonwealth of the Bahamas
8.95%, 10/15/2032 (d)	200,000	223,492
8.25%, 6/24/2036 (a)	200,000	220,800
Dominican Republic Government Bond
4.50%, 1/30/2030 (a)	150,000	144,525
4.50%, 1/30/2030 (d)	150,000	144,525
7.05%, 2/3/2031 (d)	500,000	523,283
6.00%, 2/22/2033 (a)	150,000	149,603
Federal Republic of Nigeria
8.38%, 3/24/2029 (d)	400,000	422,636
9.63%, 6/9/2031 (d)	300,000	335,625
Hashemite Kingdom of Jordan
7.75%, 1/15/2028 (d)	200,000	205,250
7.50%, 1/13/2029 (d)	200,000	207,195
5.85%, 7/7/2030 (d)	200,000	201,002
5.75%, 11/12/2032 (a)	577,000	564,018
Islamic Republic of Pakistan
7.38%, 4/8/2031 (a)	1,500,000	1,505,625
7.38%, 4/8/2031 (d)	200,000	200,750
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	600,000	643,032
SEE NOTES TO FINANCIAL STATEMENTS.

270	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Plurinational State of Bolivia 9.45%, 5/14/2031 (a)	400,000	397,400
Republic of Angola
8.75%, 4/14/2032 (a)	500,000	511,279
8.75%, 4/14/2032 (d)	700,000	715,791
Republic of Colombia 6.13%, 1/21/2031	600,000	600,966
Republic of Congo
8.75%, 4/16/2032 (a)	600,000	619,326
9.50%, 5/26/2036 (d)	570,000	552,005
9.50%, 4/16/2037 (a)	220,000	229,625
Republic of Cote d'Ivoire
7.63%, 1/30/2033 (a)	600,000	636,804
7.63%, 1/30/2033 (d)	400,000	424,536
6.13%, 6/15/2033 (d)	400,000	395,500
8.08%, 4/1/2036 (a)	540,000	585,074
6.75%, 2/25/2041 (a)	393,000	374,391
Republic of Ecuador
6.90%, 7/31/2030 (d) (g)	160,000	159,680
8.75%, 1/29/2034 (a)	1,040,000	1,037,046
6.90%, 7/31/2035 (a) (g)	319,914	292,481
9.25%, 1/29/2039 (a)	981,000	991,330
5.50%, 7/31/2040 (a) (g)	218,041	178,211
Republic of El Salvador 9.25%, 4/17/2030 (d)	150,000	160,462
Republic of Honduras 8.63%, 11/27/2034 (a)	350,000	402,301
Republic of Kenya
9.75%, 2/16/2031 (d)	400,000	430,824
7.88%, 10/9/2033 (a)	500,000	501,040
Republic of South Africa
7.10%, 11/19/2036 (a)	550,000	586,812
6.13%, 12/11/2037 (a)	290,000	282,831
Suriname Government International Bond
7.70%, 11/6/2030 (a)	232,000	238,612
8.50%, 11/6/2035 (a)	322,000	347,193
Total Foreign Government Securities (Cost $22,350,156)		22,648,296
Municipal Bonds — 0.0% (e) (h) ^
California — 0.0% ^
California Housing Finance Agency Series 2021-1, Class X, Rev., 0.80%, 11/20/2035 (Cost $63,687)	2,010,824	74,212
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 3.6%
Investment Companies — 3.5%
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (i) (j) (Cost $62,805,717)	62,803,685	62,809,966
INVESTMENTS	PRINCIPAL AMOUNT($)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Bills, 3.88%, 12/24/2026 (k) (l) (Cost $2,651,675)	2,684,000	2,651,673
Total Short-Term Investments (Cost $65,457,392)		65,461,639
Total Investments — 100.3% (Cost $1,840,486,710)		1,826,680,299
Liabilities in Excess of Other Assets — (0.3)%		(4,912,688)
NET ASSETS — 100.0%		1,821,767,611

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2026.
CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	271

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2026.
(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(e)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2026.

(f)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(g)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2026.

(h)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of August 31, 2026.
(k)	The rate shown is the effective yield as of August 31, 2026.
(l)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
Futures contracts outstanding as of August 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Ultra Bond	3	12/21/2026	USD	330,563	57
U.S. Treasury 2 Year Note	1,205	12/31/2026	USD	247,354,493	(538,654)
U.S. Treasury 5 Year Note	1,156	12/31/2026	USD	122,247,000	(444,292)
					(982,889)
Short Contracts
U.S. Treasury 10 Year Note	(235)	12/21/2026	USD	(25,321,250)	179,541
U.S. Treasury 10 Year Ultra Note	(197)	12/21/2026	USD	(21,574,578)	96,642
U.S. Treasury Long Bond	(61)	12/21/2026	USD	(6,633,750)	41,334
					317,517
					(665,372)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

272	J.P. Morgan Exchange-Traded Funds	August 31, 2026

Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of August 31, 2026:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.46-V3	5.00	Quarterly	6/20/2031	3.01	USD 2,885,000	(107,176)	(143,141)	(250,317)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	273

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 58.9%
Aerospace & Defense — 0.8%
Howmet Aerospace, Inc.
3.75%, 3/3/2028	31,390,000	30,972,233
3.90%, 4/15/2029	19,600,000	19,178,499
L3Harris Technologies, Inc.
3.85%, 12/15/2026	25,078,000	25,044,729
5.40%, 1/15/2027	56,183,000	56,384,267
Northrop Grumman Corp. 3.25%, 1/15/2028	50,397,000	49,487,965
RTX Corp.
5.75%, 11/8/2026	85,325,000	85,464,886
3.13%, 5/4/2027	66,004,000	65,447,165
		331,979,744
Automobiles — 2.2%
BMW US Capital LLC (Germany)
4.65%, 3/19/2027 (a)	40,876,000	40,949,723
3.45%, 4/1/2027 (a) (b)	378,000	375,897
4.30%, 3/17/2028 (a)	170,216,000	169,112,677
4.75%, 8/4/2028 (a)	54,522,000	54,454,397
General Motors Co. 5.35%, 4/15/2028	35,357,000	35,631,673
Hyundai Capital America
1.65%, 9/17/2026 (a) (b)	3,451,000	3,447,059
5.95%, 9/21/2026 (a)	9,200,000	9,208,872
5.25%, 1/8/2027 (a)	43,989,000	44,126,069
4.85%, 3/25/2027 (a)	54,856,000	55,005,576
4.88%, 6/23/2027 (a)	85,035,000	85,346,090
(SOFR + 1.04%), 4.72%, 6/24/2027 (a) (c)	12,053,000	12,096,817
4.30%, 9/24/2027 (a)	67,237,000	66,958,217
2.38%, 10/15/2027 (a)	15,000,000	14,619,648
4.88%, 11/1/2027 (a)	32,250,000	32,283,096
4.25%, 1/8/2029 (a)	4,921,000	4,838,594
Mercedes-Benz Finance North America LLC (Germany)
4.80%, 11/13/2026 (a)	5,000,000	5,005,914
4.80%, 1/11/2027 (a)	4,500,000	4,508,865
4.65%, 4/1/2027 (a)	4,500,000	4,508,387
4.13%, 3/10/2028 (a)	38,697,000	38,313,630
Stellantis Finance US, Inc. 5.35%, 3/17/2028 (a)	14,689,000	14,699,028
Volkswagen Group of America Finance LLC (Germany)
5.70%, 9/12/2026 (a)	46,273,000	46,286,267
3.20%, 9/26/2026 (a)	5,000,000	4,995,104
6.00%, 11/16/2026 (a)	9,960,000	9,997,153
5.30%, 3/22/2027 (a)	19,854,000	19,926,781
4.95%, 3/25/2027 (a)	27,916,000	27,977,614
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Automobiles — continued
4.85%, 8/15/2027 (a)	12,997,000	13,039,798
4.45%, 9/11/2027 (a)	22,194,000	22,171,788
5.05%, 3/27/2028 (a)	5,250,000	5,257,627
4.55%, 9/11/2028 (a)	43,781,000	43,398,211
		888,540,572
Banks — 22.6%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (c)	169,500,000	169,611,343
(SOFRINDX + 0.75%), 4.41%, 7/7/2028 (a) (c)	114,262,000	114,795,344
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 4.99%, 12/3/2028 (a) (c)	61,900,000	62,069,209
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (c)	36,400,000	34,477,798
ANZ New Zealand Int'l Ltd. (New Zealand)
4.00%, 1/22/2029 (a)	20,873,000	20,521,061
(SOFR + 0.61%), 4.27%, 1/22/2029 (a) (c)	30,229,000	30,239,528
Banco Bilbao Vizcaya Argentaria SA (Spain)
4.15%, 3/3/2029	35,600,000	34,914,505
(SOFR + 0.88%), 4.56%, 3/3/2029 (c)	78,600,000	78,712,612
Series 2, 4.98%, 9/3/2029 (d)	39,200,000	39,107,703
Banco Santander SA (Spain)
5.29%, 8/18/2027	24,000,000	24,172,065
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	123,801,000	123,678,300
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.53%, 11/7/2027 (c)	30,000,000	30,103,609
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.55%, 3/14/2028 (c)	47,700,000	47,921,088
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.18%, 3/24/2028 (c)	123,200,000	122,839,556
4.60%, 4/15/2029	54,000,000	53,559,759
4.55%, 11/6/2030	71,600,000	69,848,799
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.84%), 3.82%, 1/20/2028 (c)	89,901,000	89,673,916
(SOFR + 1.05%), 2.55%, 2/4/2028 (c)	118,473,000	117,506,452
SEE NOTES TO FINANCIAL STATEMENTS.

274	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.58%), 4.38%, 4/27/2028 (c)	9,180,000	9,167,435
(SOFR + 2.04%), 4.95%, 7/22/2028 (c)	66,830,000	67,019,517
Series FIX, (SOFR + 0.83%), 4.98%, 1/24/2029 (c)	80,400,000	80,716,768
(SOFR + 1.11%), 4.62%, 5/9/2029 (c)	26,400,000	26,342,690
(SOFR + 0.87%), 4.48%, 4/23/2030 (c)	34,246,000	33,844,338
Bank of Montreal (Canada)
1.25%, 9/15/2026	1,937,000	1,934,956
5.27%, 12/11/2026	500,000	501,500
2.65%, 3/8/2027	9,019,000	8,947,647
Series f2f, (SOFR + 0.88%), 4.57%, 9/10/2027 (c)	103,274,000	103,270,029
Series J, (SOFR + 0.53%), 4.10%, 12/15/2027 (c)	168,139,000	167,935,671
(SOFR + 0.62%), 4.28%, 1/13/2028 (b) (c)	143,930,000	144,107,224
(SOFRINDX + 0.75%), 4.06%, 9/22/2028 (c)	82,466,000	82,028,214
Bank of New Zealand (New Zealand) 4.85%, 2/7/2028 (a)	63,250,000	63,480,715
Bank of Nova Scotia (The) (Canada)
1.30%, 9/15/2026 (b)	3,000,000	2,996,840
5.35%, 12/7/2026	6,696,000	6,717,323
5.40%, 6/4/2027	13,803,000	13,908,014
(SOFR + 1.00%), 4.40%, 9/8/2028 (c)	66,856,000	66,665,991
(SOFR + 0.76%), 4.04%, 9/15/2028 (c)	53,078,000	52,743,028
Series I, (SOFR + 0.76%), 4.43%, 9/15/2028 (c)	49,504,000	49,596,982
(SOFR + 0.66%), 4.58%, 6/5/2029 (c)	128,406,000	127,841,552
(SOFR + 0.73%), 4.25%, 2/2/2030 (c)	63,401,000	62,409,999
Banque Federative du Credit Mutuel SA (France)
5.09%, 1/23/2027 (a)	18,989,000	19,045,057
5.19%, 2/16/2028 (a)	4,556,000	4,584,012
(SOFR + 0.99%), 4.66%, 10/16/2028 (a) (c)	142,680,000	143,497,001
Barclays plc (United Kingdom)
(SOFR + 1.88%), 6.50%, 9/13/2027 (c)	67,809,000	67,854,449
(SOFR + 1.49%), 5.67%, 3/12/2028 (c)	8,572,000	8,625,075
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 5.50%, 8/9/2028 (c)	38,232,000	38,500,523
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(SOFR + 1.34%), 4.84%, 9/10/2028 (c)	36,113,000	36,134,127
(SOFR + 0.93%), 4.22%, 5/24/2030 (c)	48,914,000	47,787,734
BNP Paribas SA (France)
4.40%, 8/14/2028 (a)	7,006,000	6,943,213
(SOFR + 1.45%), 4.79%, 5/9/2029 (a) (c)	166,310,000	165,828,993
BPCE SA (France)
5.20%, 1/18/2027 (a)	7,177,000	7,200,472
4.75%, 7/19/2027 (a)	5,330,000	5,342,843
3.50%, 10/23/2027 (a)	6,900,000	6,802,949
(SOFR + 2.27%), 6.71%, 10/19/2029 (a) (b) (c)	38,799,000	40,088,766
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (c)	65,476,000	65,519,820
(SOFR + 2.70%), 6.21%, 1/18/2029 (a) (c)	53,857,000	54,830,213
(SOFR + 1.14%), 4.63%, 7/3/2029 (a) (c)	94,694,000	94,341,919
Canadian Imperial Bank of Commerce (Canada)
5.93%, 10/2/2026 (b)	13,413,000	13,434,122
(SOFR + 0.93%), 4.51%, 9/11/2027 (c)	118,512,000	118,508,991
(SOFR + 0.72%), 4.86%, 1/13/2028 (c)	144,250,000	144,482,730
(SOFR + 0.80%), 4.47%, 9/8/2028 (c)	88,039,000	88,225,542
(SOFRINDX + 0.79%), 4.28%, 1/29/2030 (c)	58,625,000	57,728,483
Citibank NA
4.58%, 5/29/2027	58,400,000	58,558,689
(SOFR + 0.71%), 4.88%, 11/19/2027 (c)	151,950,000	152,120,055
(SOFR + 0.50%), 4.18%, 6/18/2028 (b) (c)	30,522,000	30,521,931
Citigroup, Inc.
3.20%, 10/21/2026	19,919,000	19,892,104
(SOFR + 1.14%), 4.64%, 5/7/2028 (c)	99,567,000	99,566,590
(SOFR + 1.89%), 4.66%, 5/24/2028 (c)	10,566,000	10,565,522
Citizens Bank NA (SOFR + 2.00%), 4.58%, 8/9/2028 (c)	7,500,000	7,486,771
Commonwealth Bank of Australia (Australia)
2.63%, 9/6/2026 (a)	3,000,000	2,999,180
4.58%, 11/27/2026	45,001,000	45,046,392
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	275

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 0.63%), 4.29%, 3/27/2029 (a) (c)	74,170,000	74,388,917
Cooperatieve Rabobank UA (Netherlands)
5.50%, 10/5/2026 (b)	2,000,000	2,005,041
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (a) (c)	60,578,000	60,123,901
Credit Agricole SA (France)
(SOFR + 1.21%), 4.63%, 9/11/2028 (a) (c)	39,624,000	39,595,420
(SOFR + 1.13%), 5.23%, 1/9/2029 (a) (c)	76,000,000	76,340,966
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.55%, 9/10/2027 (a) (c)	55,432,000	55,393,581
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.43%, 3/1/2028 (a) (c)	17,715,000	17,786,622
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.30%, 4/1/2028 (a) (c)	17,250,000	17,223,592
4.38%, 6/12/2028 (a)	1,435,000	1,426,271
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 4.66%, 3/27/2029 (a) (c)	68,679,000	68,569,939
Federation des Caisses Desjardins du Quebec (Canada) 4.51%, 5/26/2028 (a)	191,097,000	190,209,912
Fifth Third Bancorp
2.55%, 5/5/2027	6,723,000	6,644,447
(SOFR + 0.69%), 1.71%, 11/1/2027 (c)	31,398,000	31,244,647
(SOFR + 1.36%), 4.06%, 4/25/2028 (b) (c)	9,377,000	9,335,889
Fifth Third Bank NA 2.25%, 2/1/2027	5,296,000	5,252,216
HSBC Holdings plc (United Kingdom)
(SOFR + 1.06%), 5.60%, 5/17/2028 (b) (c)	40,401,000	40,659,625
(SOFR + 3.35%), 7.39%, 11/3/2028 (c)	11,413,000	11,760,667
(SOFR + 1.04%), 5.13%, 11/19/2028 (c)	32,956,000	33,101,449
(SOFR + 0.99%), 4.40%, 3/10/2030 (c)	40,972,000	40,332,954
(SOFR + 0.94%), 4.71%, 5/12/2030 (c)	31,352,000	31,038,314
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
HSBC USA, Inc.
(SOFR + 0.96%), 4.64%, 3/4/2027 (c)	11,473,000	11,506,632
5.29%, 3/4/2027	31,441,000	31,603,014
4.65%, 6/3/2028	38,561,000	38,567,698
Huntington Bancshares, Inc. (SOFR + 1.97%), 4.44%, 8/4/2028 (c)	86,508,000	86,226,713
Huntington National Bank (The)
(SOFR + 0.72%), 4.87%, 4/12/2028 (c)	60,524,000	60,577,133
(SOFRINDX + 1.65%), 4.55%, 5/17/2028 (b) (c)	32,536,000	32,496,222
ING Groep NV (Netherlands)
3.95%, 3/29/2027	106,450,000	106,267,852
(SOFR + 1.56%), 6.08%, 9/11/2027 (c)	64,164,000	64,189,297
(SOFR + 1.01%), 4.86%, 3/25/2029 (c)	33,879,000	33,910,317
Lloyds Banking Group plc (United Kingdom)
3.75%, 1/11/2027	22,436,000	22,395,037
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (c)	110,440,000	110,789,349
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 5.09%, 11/26/2028 (c)	28,470,000	28,594,906
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 4.82%, 6/13/2029 (b) (c)	46,590,000	46,606,553
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.60%), 4.24%, 2/10/2030 (c)	17,523,000	17,215,390
M&T Bank Corp.
(SOFRINDX + 1.78%), 4.55%, 8/16/2028 (c)	58,646,000	58,530,268
(SOFR + 0.93%), 4.83%, 1/16/2029 (c)	35,078,000	35,116,210
Manufacturers & Traders Trust Co.
(SOFR + 0.95%), 4.76%, 7/6/2028 (c)	47,184,000	47,182,435
(SOFR + 0.94%), 4.55%, 4/18/2030 (c)	109,659,000	108,318,737
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.68%, 2/22/2027	26,576,000	26,506,243
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (c)	47,605,000	47,201,844
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 4.59%, 4/18/2030 (c)	48,631,000	48,198,976
SEE NOTES TO FINANCIAL STATEMENTS.

276	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Morgan Stanley Bank NA
5.88%, 10/30/2026	8,121,000	8,133,166
(SOFR + 0.93%), 4.97%, 7/14/2028 (c)	128,806,000	129,164,207
(SOFR + 0.91%), 5.02%, 1/12/2029 (c)	53,706,000	53,942,038
Morgan Stanley Private Bank NA
(SOFR + 0.78%), 4.20%, 11/17/2028 (c)	56,710,000	56,388,415
(SOFR + 0.76%), 4.21%, 2/8/2030 (c)	39,340,000	38,668,637
National Bank of Canada (Canada)
(SOFR + 0.64%), 4.37%, 4/30/2028 (c)	86,427,000	86,239,023
(SOFRINDX + 0.76%), 4.17%, 1/20/2029 (c)	62,253,000	61,735,859
(SOFR + 0.77%), 4.43%, 1/20/2029 (c)	39,503,000	39,586,715
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 5.58%, 3/1/2028 (c)	49,676,000	49,926,235
(SOFR + 1.10%), 4.75%, 5/23/2029 (c)	39,998,000	40,215,368
NatWest Markets plc (United Kingdom)
4.17%, 11/6/2028 (a)	75,302,000	74,347,092
4.65%, 3/27/2029 (a)	92,478,000	91,887,731
Nordea Bank Abp (Finland)
1.50%, 9/30/2026 (a)	107,423,000	107,211,097
5.38%, 9/22/2027 (a)	15,016,000	15,156,692
PNC Bank NA (SOFR + 0.73%), 4.43%, 7/21/2028 (c)	10,682,000	10,674,509
PNC Financial Services Group, Inc. (The) (SOFRINDX + 1.73%), 6.62%, 10/20/2027 (c)	82,343,000	82,564,880
Royal Bank of Canada (Canada)
4.88%, 1/19/2027 (b)	43,506,000	43,616,707
(SOFRINDX + 0.72%), 4.51%, 10/18/2027 (c)	54,230,000	54,224,870
(SOFRINDX + 0.81%), 4.72%, 3/27/2028 (c)	25,256,000	25,282,528
(SOFR + 0.83%), 4.97%, 1/24/2029 (c)	93,400,000	93,701,802
(SOFR + 0.84%), 4.40%, 4/17/2030 (c)	47,080,000	46,424,954
Santander Holdings USA, Inc. 3.24%, 10/5/2026	30,000,000	29,966,449
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 1.22%), 2.47%, 1/11/2028 (c)	9,078,000	9,003,171
(SOFRINDX + 1.07%), 4.32%, 9/22/2029 (c)	36,151,000	35,672,243
Skandinaviska Enskilda Banken AB (Sweden) 1.20%, 9/9/2026 (a) (b)	3,000,000	2,997,819
Societe Generale SA (France)
(SOFR + 1.10%), 4.75%, 2/19/2027 (a) (c)	31,038,000	31,141,631
5.25%, 2/19/2027 (a)	96,088,000	96,465,138
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (a) (c)	2,400,000	2,381,921
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.52%, 1/19/2028 (a) (c)	107,735,000	108,033,051
(SOFR + 1.10%), 4.45%, 4/12/2030 (a) (c)	75,600,000	74,111,964
Standard Chartered Bank (United Kingdom)
(SOFR + 0.65%), 4.32%, 10/8/2026 (c)	3,900,000	3,901,609
4.85%, 12/3/2027	68,066,000	68,321,928
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.65%), 4.72%, 5/28/2029 (c)	73,782,000	73,500,212
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.75%, 2/8/2028 (a) (c)	37,059,000	37,343,057
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (a) (c)	31,459,000	31,629,697
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (c)	31,336,000	32,392,337
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.55%, 1/21/2029 (a) (c)	35,583,000	35,844,891
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.77%), 4.30%, 1/13/2030 (a) (c)	22,736,000	22,341,076
(SOFR + 0.92%), 4.58%, 1/13/2030 (a) (c)	35,179,000	35,208,296
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.40%, 9/17/2026	92,062,000	91,955,113
3.01%, 10/19/2026	13,610,000	13,590,315
4.11%, 1/15/2029	24,412,000	24,022,816
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	277

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Sumitomo Mitsui Trust Bank Ltd. (Japan)
5.65%, 9/14/2026 (a)	5,000,000	5,002,828
5.20%, 3/7/2027 (a)	14,107,000	14,169,364
4.45%, 9/10/2027 (a)	43,800,000	43,784,325
(SOFR + 0.75%), 4.43%, 9/11/2028 (a) (c)	30,397,000	30,492,203
Swedbank AB (Sweden) 6.14%, 9/12/2026 (a)	36,878,000	36,892,111
Toronto-Dominion Bank (The) (Canada)
5.26%, 12/11/2026	1,845,000	1,850,489
4.57%, 12/17/2026	41,342,000	41,390,192
2.80%, 3/10/2027	19,361,000	19,219,717
3.91%, 1/13/2028	85,523,000	84,667,267
Series F, (SOFR + 0.58%), 4.24%, 1/13/2028 (c)	121,874,000	122,037,520
4.11%, 10/13/2028	68,194,000	67,312,807
Truist Bank
(SOFR + 0.77%), 4.42%, 7/24/2028 (c)	161,965,000	161,593,375
Series I, (SOFR + 0.66%), 4.14%, 1/27/2029 (c)	40,359,000	40,008,652
US Bancorp (SOFR + 1.66%), 4.55%, 7/22/2028 (c)	48,213,000	48,180,699
US Bank NA
(SOFR + 0.69%), 4.51%, 10/22/2027 (c)	121,301,000	121,294,746
(SOFR + 0.91%), 4.73%, 5/15/2028 (b) (c)	52,680,000	52,734,958
(SOFR + 0.67%), 4.54%, 5/20/2029 (c)	69,586,000	69,314,148
Wells Fargo & Co.
3.00%, 10/23/2026	4,888,000	4,879,717
(SOFR + 0.78%), 4.44%, 1/24/2028 (c)	12,489,000	12,509,645
Series W, (SOFR + 0.78%), 4.90%, 1/24/2028 (c)	60,195,000	60,289,748
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (c)	11,000,000	10,921,612
(SOFR + 0.72%), 4.58%, 5/20/2029 (c)	68,212,000	67,987,278
(SOFR + 1.79%), 6.30%, 10/23/2029 (c)	5,000,000	5,145,030
Westpac Banking Corp. (Australia) 4.60%, 10/20/2026 (b)	40,646,000	40,673,817
Westpac New Zealand Ltd. (New Zealand)
5.13%, 2/26/2027 (a)	46,362,000	46,548,040
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
4.90%, 2/15/2028 (a) (b)	34,255,000	34,421,736
4.13%, 1/29/2029 (a)	22,594,000	22,230,217
		9,306,898,044
Beverages — 0.2%
Constellation Brands, Inc.
3.50%, 5/9/2027	11,976,000	11,901,247
4.35%, 5/9/2027	73,253,000	73,180,393
		85,081,640
Biotechnology — 0.7%
AbbVie, Inc.
2.95%, 11/21/2026	198,680,000	198,162,601
3.78%, 3/3/2028	54,721,000	54,062,773
(SOFRINDX + 0.48%), 4.16%, 3/3/2028 (c)	18,083,000	18,099,548
		270,324,922
Broadline Retail — 0.3%
Amazon.com, Inc. 3.85%, 3/13/2028	83,115,000	82,314,879
eBay, Inc. 4.25%, 3/6/2029	41,846,000	41,265,799
		123,580,678
Building Products — 0.1%
Amrize Finance US LLC 4.60%, 4/7/2027	12,951,000	12,971,182
Carrier Global Corp. 2.49%, 2/15/2027	8,392,000	8,320,605
CRH America Finance, Inc. 3.40%, 5/9/2027 (a)	2,215,000	2,196,135
CRH SMW Finance DAC 5.13%, 1/9/2030	28,656,000	28,767,431
		52,255,353
Capital Markets — 3.9%
Ameriprise Financial, Inc. 2.88%, 9/15/2026	2,723,000	2,721,789
Bank of New York Mellon (The) (SOFR + 0.43%), 4.07%, 8/24/2028 (c)	65,272,000	65,323,108
Bank of New York Mellon Corp. (The) (SOFR + 0.63%), 4.03%, 1/22/2030 (c)	15,392,000	15,130,661
Deutsche Bank AG (Germany)
(SOFR + 1.22%), 2.31%, 11/16/2027 (c)	181,568,000	180,672,617
(SOFR + 3.18%), 6.72%, 1/18/2029 (c)	5,000,000	5,119,622
(SOFR + 2.51%), 6.82%, 11/20/2029 (c)	36,526,000	37,923,035
Goldman Sachs Group, Inc. (The)
(SOFR + 0.82%), 1.54%, 9/10/2027 (c)	41,672,000	41,643,279
SEE NOTES TO FINANCIAL STATEMENTS.

278	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	6,213,000	6,191,448
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	56,469,000	55,970,132
(SOFR + 1.32%), 4.94%, 4/23/2028 (c)	66,100,000	66,241,591
(SOFR + 0.71%), 4.15%, 1/21/2029 (c)	98,260,000	97,383,464
(SOFR + 0.71%), 4.37%, 1/21/2029 (c)	60,674,000	60,707,643
(SOFR + 0.99%), 4.59%, 4/20/2030 (c)	95,638,000	94,604,878
Macquarie Bank Ltd. (Australia)
5.39%, 12/7/2026 (a)	17,507,000	17,562,777
4.33%, 6/12/2028 (a)	37,964,000	37,753,348
Macquarie Group Ltd. (Australia)
(SOFR + 0.91%), 1.63%, 9/23/2027 (a) (c)	5,110,000	5,098,635
(SOFR + 2.13%), 4.10%, 6/21/2028 (a) (b) (c)	4,160,000	4,136,655
Mizuho Markets Cayman LP (Japan)
(SOFR + 0.52%), 4.15%, 10/9/2026 (a) (b) (c)	109,561,000	109,591,680
(SOFR + 0.60%), 4.60%, 6/23/2028 (a) (c)	111,714,000	111,569,173
Morgan Stanley
(SOFR + 1.00%), 2.48%, 1/21/2028 (c)	13,821,000	13,710,785
3.59%, 7/22/2028 (e)	32,232,000	31,906,543
(SOFR + 0.80%), 4.24%, 1/9/2030 (c)	59,720,000	58,727,646
(SOFR + 0.80%), 4.47%, 1/9/2030 (c)	97,774,000	97,734,530
State Street Bank & Trust Co. 4.59%, 11/25/2026	62,407,000	62,485,746
UBS AG (Switzerland)
(SOFR + 0.50%), 4.14%, 5/17/2027 (c)	84,643,000	84,666,321
5.00%, 7/9/2027 (b)	39,805,000	40,048,485
UBS Group AG (Switzerland)
4.28%, 1/9/2028 (a)	2,608,000	2,596,909
4.25%, 3/23/2028 (a)	12,110,000	12,035,231
(SOFR + 0.84%), 4.15%, 12/23/2029 (a) (c)	61,561,000	60,569,476
(SOFR + 0.84%), 4.21%, 4/10/2030 (a) (c)	107,542,000	105,356,892
		1,585,184,099
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Chemicals — 0.2%
Chevron Phillips Chemical Co. LLC 3.40%, 12/1/2026 (a)	8,320,000	8,300,821
Ecolab, Inc.
2.70%, 11/1/2026	2,172,000	2,166,664
4.30%, 6/15/2028	1,571,000	1,563,722
Mosaic Co. (The) 4.35%, 1/15/2029	18,067,000	17,769,071
Sherwin-Williams Co. (The) 3.45%, 6/1/2027	33,073,000	32,820,643
		62,620,921
Commercial Services & Supplies — 0.3%
Element Fleet Management Corp. (Canada)
5.64%, 3/13/2027 (a)	88,835,000	89,224,454
4.80%, 5/29/2029 (a)	17,955,000	17,831,325
		107,055,779
Construction & Engineering — 0.1%
Quanta Services, Inc. 4.75%, 8/9/2027	57,062,000	57,203,480
Consumer Finance — 5.8%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	108,577,000	108,257,201
6.10%, 1/15/2027	32,293,000	32,460,024
3.65%, 7/21/2027	20,917,000	20,765,168
4.63%, 10/15/2027	5,000,000	4,995,796
3.88%, 1/23/2028	3,447,000	3,403,977
4.88%, 4/1/2028	66,211,000	66,306,650
5.75%, 6/6/2028	4,862,000	4,932,897
4.13%, 2/28/2029	49,522,000	48,590,072
American Express Co.
(SOFR + 1.00%), 5.10%, 2/16/2028 (c)	41,118,000	41,229,980
(SOFR + 0.93%), 5.04%, 7/26/2028 (c)	26,600,000	26,724,855
(SOFR + 0.58%), 4.01%, 2/9/2029 (c)	74,870,000	74,165,368
(SOFR + 0.59%), 4.24%, 2/9/2029 (c)	71,665,000	71,690,244
American Honda Finance Corp.
(SOFR + 0.62%), 4.29%, 12/11/2026 (c)	107,725,000	107,805,794
(SOFR + 0.75%), 4.42%, 1/15/2027 (c)	111,290,000	111,415,553
(SOFR + 0.87%), 4.54%, 7/9/2027 (c)	42,312,000	42,444,249
(SOFR + 0.73%), 4.39%, 8/13/2027 (c)	71,499,000	71,552,378
Avolon Holdings Funding Ltd. (Ireland)
2.53%, 11/18/2027 (a)	17,303,000	16,817,132
4.95%, 1/15/2028 (a)	48,876,000	48,946,968
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	279

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
4.20%, 4/15/2029 (a)	55,220,000	53,876,497
Capital One Financial Corp.
3.75%, 3/9/2027	35,000,000	34,887,056
(SOFR + 2.44%), 7.15%, 10/29/2027 (c)	44,923,000	45,101,762
(SOFR + 0.86%), 1.88%, 11/2/2027 (c)	228,997,000	227,922,576
3.80%, 1/31/2028	15,750,000	15,564,794
(SOFR + 2.06%), 4.93%, 5/10/2028 (c)	66,833,000	66,949,087
Caterpillar Financial Services Corp.
4.45%, 10/16/2026	36,349,000	36,364,646
(SOFR + 0.40%), 4.07%, 1/10/2028 (c)	143,008,000	143,104,512
(SOFR + 0.64%), 4.29%, 8/15/2028 (c)	160,000,000	160,262,498
General Motors Financial Co., Inc.
5.40%, 5/8/2027	63,368,000	63,718,671
5.35%, 7/15/2027	45,651,000	45,967,550
6.00%, 1/9/2028	42,006,000	42,611,291
5.05%, 4/4/2028	1,042,000	1,045,342
4.20%, 10/27/2028	32,000,000	31,567,740
4.75%, 4/6/2029	64,155,000	63,780,334
John Deere Capital Corp.
Series I, (SOFR + 0.40%), 4.07%, 1/7/2028 (c)	55,442,000	55,446,100
(SOFR + 0.58%), 4.26%, 9/11/2028 (c)	86,580,000	86,783,702
Toyota Motor Credit Corp.
4.50%, 5/14/2027	41,451,000	41,519,256
(SOFR + 0.60%), 4.27%, 7/21/2027 (c)	48,647,000	48,721,526
(SOFR + 0.50%), 4.15%, 8/25/2027 (c)	93,716,000	93,742,820
5.45%, 11/10/2027	13,162,000	13,313,887
(SOFR + 0.72%), 4.40%, 9/5/2028 (c)	100,000,000	100,430,223
		2,375,186,176
Consumer Staples Distribution & Retail — 0.2%
Alimentation Couche-Tard, Inc. (Canada) 4.15%, 9/29/2028 (a)	73,008,000	72,080,276
Kroger Co. (The) 2.65%, 10/15/2026	7,172,000	7,157,645
		79,237,921
Containers & Packaging — 0.4%
Amcor Flexibles North America, Inc.
4.80%, 3/17/2028	29,463,000	29,480,600
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Containers & Packaging — continued
4.25%, 3/8/2029	96,153,000	94,751,390
Sonoco Products Co. 4.45%, 9/1/2026	37,666,000	37,666,000
		161,897,990
Diversified Telecommunication Services — 0.8%
AT&T, Inc.
4.25%, 3/1/2027	10,000,000	9,991,072
2.30%, 6/1/2027	2,225,000	2,189,436
(SOFR + 0.65%), 4.30%, 8/10/2028 (c)	179,188,000	179,815,337
Deutsche Telekom International Finance BV (Germany) 3.60%, 1/19/2027 (a)	1,638,000	1,632,883
NBN Co. Ltd. (Australia) 4.00%, 10/1/2027 (a)	13,656,000	13,558,659
Orange SA (France) 4.00%, 1/13/2029 (a)	45,065,000	44,247,402
Space Exploration Technologies Corp. 5.35%, 7/15/2031 (a)	75,000,000	73,308,741
		324,743,530
Electric Utilities — 2.2%
Arizona Public Service Co. 2.55%, 9/15/2026	5,713,000	5,707,986
Centerpoint Energy Restoration Bond Co. III LLC Series a-1, 3.90%, 12/15/2030	7,510,000	7,404,189
Cleveland Electric Illuminating Co. (The) 3.50%, 4/1/2028 (a)	3,000,000	2,935,648
DTE Electric Co. 4.25%, 5/14/2027	6,399,000	6,398,816
Duke Energy Corp.
2.65%, 9/1/2026	18,740,000	18,740,000
4.85%, 1/5/2027	76,842,000	77,002,821
Emera US Finance LLC 4.50%, 4/1/2029	44,460,000	43,901,429
ENEL Finance International NV (Italy)
3.63%, 5/25/2027 (a)	31,605,000	31,367,728
4.63%, 6/15/2027 (a)	8,750,000	8,754,856
2.13%, 7/12/2028 (a) (f)	5,000,000	4,760,286
4.13%, 9/30/2028 (a)	39,015,000	38,504,659
4.63%, 7/13/2029 (a)	19,718,000	19,527,570
Entergy Corp. 2.95%, 9/1/2026	6,294,000	6,294,000
Evergy Kansas Central, Inc. 3.10%, 4/1/2027	17,447,000	17,296,890
Evergy Missouri West, Inc. 4.70%, 5/21/2029 (a)	10,596,000	10,527,121
Evergy, Inc. 4.25%, 3/15/2029	28,391,000	27,971,629
Eversource Energy 5.00%, 1/1/2027	12,766,000	12,784,823
Exelon Corp. 2.75%, 3/15/2027	5,575,000	5,528,865
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	88,117,000	87,579,462
SEE NOTES TO FINANCIAL STATEMENTS.

280	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Georgia Power Co. (SOFRINDX + 0.42%), 4.06%, 11/22/2027 (c)	39,494,000	39,576,330
ITC Holdings Corp.
4.95%, 9/22/2027 (a)	7,160,000	7,179,850
4.88%, 4/15/2031 (a)	30,000,000	29,584,976
Jersey Central Power & Light Co. 4.15%, 1/15/2029	20,000,000	19,731,844
NextEra Energy Capital Holdings, Inc.
1.88%, 1/15/2027	42,529,000	42,147,873
3.55%, 5/1/2027	135,698,000	134,907,524
4.63%, 7/15/2027	24,235,000	24,259,554
4.69%, 9/1/2027	25,107,000	25,168,059
4.85%, 2/4/2028	46,322,000	46,469,327
Oncor Electric Delivery Co. LLC 4.50%, 3/20/2027	35,870,000	35,886,915
Southwestern Electric Power Co. Series K, 2.75%, 10/1/2026	2,460,000	2,457,159
Virginia Electric and Power Co.
Series A, 3.50%, 3/15/2027	21,327,000	21,241,227
Series B, 3.75%, 5/15/2027	5,625,000	5,600,317
Virginia Power Fuel Securitization LLC Series A-1, 5.09%, 5/1/2027	13,143,794	13,165,039
Wisconsin Electric Power Co. 3.95%, 3/1/2029	16,224,000	15,931,986
		896,296,758
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp. 3.80%, 11/15/2027	44,117,000	43,790,445
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	11,594,000	11,543,822
Financial Services — 1.9%
Equitable America Global Funding
4.65%, 6/9/2028 (a)	17,655,000	17,577,691
4.30%, 12/15/2028 (a)	31,963,000	31,512,075
5.00%, 8/28/2029 (a)	89,000,000	88,763,820
Global Payments, Inc. 4.45%, 6/1/2028	4,135,000	4,095,770
Lseg US Fin Corp. (United Kingdom)
4.88%, 3/28/2027 (a)	19,885,000	19,929,342
4.25%, 3/23/2029 (a)	118,996,000	117,197,660
National Rural Utilities Cooperative Finance Corp.
(SOFR + 0.58%), 4.23%, 11/22/2026 (b) (c)	137,446,000	137,532,276
Series D, (SOFRINDX + 0.43%), 4.08%, 8/9/2027 (c)	29,346,000	29,362,730
Series D, 4.15%, 8/25/2028	69,986,000	69,302,510
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Financial Services — continued
Series D, 4.05%, 2/9/2029	33,172,000	32,603,030
Nationwide Building Society (United Kingdom)
1.50%, 10/13/2026 (a) (b)	1,458,000	1,453,783
(SOFR + 1.91%), 6.56%, 10/18/2027 (a) (c)	21,543,000	21,600,412
(SOFR + 1.29%), 2.97%, 2/16/2028 (a) (b) (c)	7,700,000	7,642,664
NTT Finance Corp. (Japan)
4.57%, 7/16/2027 (a)	27,026,000	27,031,725
4.74%, 3/31/2028 (a)	74,596,000	74,458,951
1.59%, 4/3/2028 (a)	11,350,000	10,791,643
4.62%, 7/16/2028 (a)	43,184,000	42,987,690
4.88%, 7/16/2030 (a)	10,657,000	10,522,783
Visa, Inc. 3.80%, 2/12/2029	31,595,000	31,072,618
Woodside Finance Ltd. (Australia) 3.70%, 9/15/2026 (a)	7,070,000	7,067,529
		782,506,702
Food Products — 0.6%
Bunge Ltd. Finance Corp.
4.90%, 4/21/2027	55,361,000	55,522,507
4.10%, 1/7/2028	2,919,000	2,898,211
Conagra Brands, Inc. 7.13%, 10/1/2026	3,000,000	3,003,568
Danone SA (France) 2.95%, 11/2/2026 (a)	143,426,000	143,077,949
Mars, Inc. 4.45%, 3/1/2027 (a)	18,021,000	18,041,910
Mondelez International Holdings Netherlands BV 1.25%, 9/24/2026 (a) (b)	13,305,000	13,279,413
		235,823,558
Ground Transportation — 0.4%
Canadian Pacific Railway Co. (Canada) 1.75%, 12/2/2026	2,279,000	2,265,310
ERAC USA Finance LLC 3.30%, 12/1/2026 (a)	58,891,000	58,758,787
Penske Truck Leasing Co. LP
3.40%, 11/15/2026 (a)	14,293,000	14,260,110
5.35%, 1/12/2027 (a)	32,079,000	32,155,532
6.05%, 8/1/2028 (a)	385,000	392,617
Ryder System, Inc. 1.75%, 9/1/2026	12,500,000	12,500,000
SMBC Aviation Capital Finance DAC (Ireland) 4.95%, 7/23/2029 (a)	24,122,000	24,044,038
		144,376,394
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	281

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Equipment & Supplies — 0.3%
Stryker Corp. 4.55%, 2/10/2027	57,958,000	58,022,890
Zimmer Biomet Holdings, Inc. 4.70%, 2/19/2027	81,123,000	81,177,220
		139,200,110
Health Care Providers & Services — 0.4%
Cardinal Health, Inc.
4.70%, 11/15/2026	33,465,000	33,481,680
3.41%, 6/15/2027	52,608,000	52,198,108
Cencora, Inc.
3.45%, 12/15/2027	31,831,000	31,377,966
4.63%, 12/15/2027	10,254,000	10,256,587
3.95%, 2/13/2029	23,310,000	22,845,303
Cigna Group (The) 3.40%, 3/1/2027	10,626,000	10,579,155
HCA, Inc. 5.00%, 3/1/2028	19,629,000	19,697,345
		180,436,144
Health Care REITs — 0.2%
DOC DR LLC 4.30%, 3/15/2027	23,464,000	23,453,404
Healthpeak OP LLC 1.35%, 2/1/2027	31,856,000	31,441,869
Ventas Realty LP 3.25%, 10/15/2026	21,758,000	21,732,152
		76,627,425
Hotels, Restaurants & Leisure — 0.2%
Darden Restaurants, Inc.
3.85%, 5/1/2027 (b)	10,250,000	10,208,865
4.35%, 10/15/2027	31,860,000	31,761,749
Expedia Group, Inc. 4.63%, 8/1/2027	42,845,000	42,881,554
		84,852,168
Household Products — 0.1%
Reckitt Benckiser Treasury Services plc (United Kingdom) 3.00%, 6/26/2027 (a)	25,070,000	24,782,428
Independent Power and Renewable Electricity Producers — 0.3%
Constellation Energy Generation LLC
3.90%, 1/8/2028	32,644,000	32,325,226
(SOFR + 0.60%), 4.27%, 1/8/2028 (c)	22,185,000	22,199,720
4.55%, 6/1/2029	69,092,000	68,465,872
		122,990,818
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 2.50%, 11/1/2026	2,000,000	1,994,509
Insurance — 7.3%
AEGON Funding Co. LLC 5.50%, 4/16/2027 (a)	73,400,000	73,757,286
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Insurance — continued
Athene Global Funding
2.95%, 11/12/2026 (a)	1,900,000	1,894,310
4.95%, 1/7/2027 (a)	108,158,000	108,329,931
3.21%, 3/8/2027 (a)	6,896,000	6,831,260
5.52%, 3/25/2027 (a)	5,250,000	5,275,763
(SOFR + 0.95%), 4.62%, 4/19/2027 (a) (c)	30,292,000	30,382,249
5.13%, 6/1/2029 (a)	85,207,000	84,925,752
Brighthouse Financial Global Funding
5.55%, 4/9/2027 (a)	63,367,000	63,531,371
2.00%, 6/28/2028 (a)	3,478,000	3,277,266
CNA Financial Corp. 3.45%, 8/15/2027	21,866,000	21,657,546
CNO Global Funding
5.88%, 6/4/2027 (a)	30,780,000	31,056,331
4.88%, 12/10/2027 (a)	33,847,000	33,826,484
4.38%, 9/8/2028 (a)	37,199,000	36,738,078
4.95%, 9/9/2029 (a)	18,017,000	17,933,857
Corebridge Global Funding
4.65%, 8/20/2027 (a) (b)	109,494,000	109,625,844
4.25%, 8/21/2028 (a)	21,973,000	21,714,142
(SOFR + 0.86%), 4.53%, 12/15/2028 (a) (c)	45,162,000	45,024,726
4.80%, 5/29/2029 (a)	57,931,000	57,667,746
Equitable Financial Life Global Funding
4.60%, 4/1/2027 (a) (b)	152,660,000	152,864,668
4.88%, 11/19/2027 (a)	70,402,000	70,490,666
F&G Global Funding
2.30%, 4/11/2027 (a)	18,101,000	17,845,561
4.65%, 9/8/2028 (a)	22,862,000	22,560,693
(SOFR + 1.33%), 5.00%, 9/8/2028 (a) (c)	64,331,000	64,350,939
4.50%, 1/9/2029 (a)	46,093,000	45,263,049
Fidelity National Financial, Inc. 4.50%, 8/15/2028	10,230,000	10,178,414
Guardian Life Global Funding 4.07%, 9/5/2028 (a)	71,279,000	70,361,173
Jackson National Life Global Funding
4.90%, 1/13/2027 (a)	1,000,000	1,001,571
(SOFR + 0.89%), 4.56%, 6/9/2027 (a) (c)	92,896,000	93,136,477
5.55%, 7/2/2027 (a)	50,732,000	51,129,725
4.85%, 6/23/2028 (a)	76,814,000	76,649,103
(SOFR + 0.95%), 4.63%, 9/12/2028 (a) (c)	87,710,000	87,990,926
Lincoln Financial Global Funding
4.20%, 1/12/2029 (a)	24,056,000	23,608,503
SEE NOTES TO FINANCIAL STATEMENTS.

282	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
4.95%, 5/21/2031 (a)	35,783,000	35,242,095
MassMutual Global Funding II
(SOFR + 0.68%), 4.33%, 8/1/2028 (a) (b) (c)	104,772,000	105,125,286
(SOFR + 0.66%), 4.32%, 1/22/2029 (a) (c)	47,550,000	47,533,998
Met Tower Global Funding 4.85%, 1/16/2027 (a)	21,292,000	21,334,228
Metropolitan Life Global Funding I
5.05%, 6/11/2027 (a) (b)	6,823,000	6,859,295
(SOFR + 0.70%), 4.34%, 8/25/2028 (a) (c)	63,788,000	63,992,204
(SOFRINDX + 0.70%), 4.34%, 8/24/2029 (a) (c)	48,932,000	48,947,318
4.75%, 8/24/2029 (a) (b)	66,251,000	66,049,923
Mutual of Omaha Cos. Global Funding 5.35%, 4/9/2027 (a)	13,008,000	13,071,212
New York Life Global Funding
5.45%, 9/18/2026 (a)	2,000,000	2,001,397
(SOFR + 0.67%), 4.34%, 4/2/2027 (a) (c)	9,017,000	9,034,581
(SOFR + 0.55%), 4.23%, 6/11/2027 (a) (c)	86,073,000	86,259,411
(SOFR + 0.35%), 4.00%, 9/21/2027 (a) (c)	25,475,000	25,479,202
4.40%, 12/13/2027 (a) (b)	115,001,000	114,817,287
(SOFR + 0.66%), 4.31%, 7/25/2028 (a) (c)	85,696,000	85,822,588
4.05%, 2/2/2029 (a)	42,260,000	41,510,823
(SOFR + 0.57%), 4.22%, 2/2/2029 (a) (c)	55,309,000	55,309,229
4.20%, 4/20/2029 (a)	38,561,000	37,995,321
Northwestern Mutual Global Funding
1.70%, 6/1/2028 (a)	4,257,000	4,046,183
(SOFR + 0.66%), 4.30%, 8/25/2028 (a) (c)	66,133,000	66,174,126
Pacific Life Global Funding II
(SOFR + 0.48%), 4.13%, 2/4/2027 (a) (c)	14,274,000	14,287,626
4.45%, 5/1/2028 (a)	27,004,000	26,886,627
(SOFR + 0.75%), 4.42%, 7/10/2028 (a) (c)	146,618,000	147,193,325
4.30%, 4/27/2029 (a)	48,601,000	47,836,031
Principal Financial Group, Inc. 3.10%, 11/15/2026	500,000	498,864
Principal Life Global Funding II
1.50%, 11/17/2026 (a)	2,052,000	2,040,346
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Insurance — continued
4.60%, 8/19/2027 (a)	35,336,000	35,378,887
(SOFR + 0.81%), 4.45%, 8/18/2028 (a) (c)	53,224,000	53,508,925
5.10%, 1/25/2029 (a)	57,821,000	58,041,970
4.65%, 5/18/2029 (a)	27,648,000	27,406,030
Protective Life Global Funding 1.30%, 9/20/2026 (a) (b)	4,003,000	3,996,808
Western-Southern Global Funding
4.38%, 6/2/2027 (a)	67,008,000	66,916,736
4.50%, 7/16/2028 (a)	53,528,000	53,117,284
		3,014,596,576
IT Services — 0.2%
Accenture Capital, Inc. 4.75%, 7/10/2029	17,056,000	17,032,687
CGI, Inc. (Canada) 1.45%, 9/14/2026	73,085,000	72,996,490
		90,029,177
Machinery — 0.2%
Daimler Truck Finance North America LLC (Germany)
2.00%, 12/14/2026 (a)	17,100,000	16,990,773
5.00%, 1/15/2027 (a)	17,392,000	17,428,435
3.65%, 4/7/2027 (a)	1,825,000	1,816,754
4.95%, 1/13/2028 (a)	19,373,000	19,435,682
4.15%, 1/12/2029 (a)	31,141,000	30,657,552
		86,329,196
Media — 0.0% ^
Cox Communications, Inc. 3.35%, 9/15/2026 (a)	2,735,000	2,733,848
Metals & Mining — 0.3%
Anglo American Capital plc (South Africa)
4.75%, 4/10/2027 (a)	12,857,000	12,846,200
4.50%, 3/15/2028 (a)	7,504,000	7,464,154
Glencore Funding LLC (Australia)
(SOFRINDX + 0.75%), 4.42%, 10/1/2026 (a) (c)	6,842,000	6,844,217
4.00%, 3/27/2027 (a)	4,841,000	4,828,833
5.34%, 4/4/2027 (a)	17,984,000	18,068,239
4.90%, 7/1/2031 (a)	50,000,000	49,306,508
Rio Tinto Finance USA plc (Australia)
4.38%, 3/12/2027	7,153,000	7,154,476
4.50%, 3/14/2028	3,547,000	3,543,651
		110,056,278
Multi-Utilities — 0.5%
DTE Energy Co.
2.85%, 10/1/2026	121,995,000	121,857,761
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	283

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Multi-Utilities — continued
4.95%, 7/1/2027	55,816,000	55,984,474
4.88%, 6/1/2028	23,644,000	23,686,891
WEC Energy Group, Inc.
1.38%, 10/15/2027	5,000,000	4,826,609
4.75%, 1/15/2028	13,776,000	13,799,697
		220,155,432
Office REITs — 0.0% ^
Boston Properties LP 6.75%, 12/1/2027	5,000,000	5,116,435
Oil, Gas & Consumable Fuels — 1.3%
Enbridge, Inc. (Canada)
1.60%, 10/4/2026	30,860,000	30,784,169
5.90%, 11/15/2026	126,689,000	126,929,551
5.25%, 4/5/2027	25,145,000	25,247,804
3.70%, 7/15/2027	44,490,000	44,168,338
4.60%, 6/20/2028	14,123,000	14,090,042
4.85%, 3/27/2031	48,701,000	48,129,927
Energy Transfer LP
4.40%, 3/15/2027	60,208,000	60,188,719
4.20%, 4/15/2027	23,465,000	23,422,276
Enterprise Products Operating LLC
4.60%, 1/11/2027	6,666,000	6,673,346
4.30%, 6/20/2028	11,778,000	11,722,483
MPLX LP 4.13%, 3/1/2027	9,517,000	9,512,158
Northwest Pipeline LLC 4.00%, 4/1/2027	8,833,000	8,807,912
ONEOK, Inc.
4.00%, 7/13/2027	35,394,000	35,229,301
4.25%, 9/24/2027	89,531,000	89,287,262
Phillips 66 Co. 3.55%, 10/1/2026	7,656,000	7,651,336
		541,844,624
Paper & Forest Products — 0.0% ^
Georgia-Pacific LLC 4.40%, 6/30/2028 (a)	2,544,000	2,528,209
Pharmaceuticals — 0.2%
Roche Holdings, Inc. 5.27%, 11/13/2026 (a)	500,000	500,742
Zoetis, Inc. 4.15%, 8/17/2028	73,930,000	73,199,118
		73,699,860
Residential REITs — 0.2%
ERP Operating LP
3.35%, 5/15/2027	3,445,000	3,422,773
4.35%, 12/1/2030	44,000,000	42,932,864
Essex Portfolio LP 3.63%, 5/1/2027	11,538,000	11,478,817
Mid-America Apartments LP 1.10%, 9/15/2026	7,072,000	7,064,169
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Residential REITs — continued
UDR, Inc.
2.95%, 9/1/2026	11,118,000	11,118,000
3.50%, 7/1/2027	24,759,000	24,556,501
		100,573,124
Retail REITs — 0.3%
Brixmor Operating Partnership LP 3.90%, 3/15/2027	18,640,000	18,592,499
Federal Realty OP LP 3.25%, 7/15/2027	34,559,000	34,180,066
Kimco Realty OP LLC 2.80%, 10/1/2026	27,823,000	27,790,431
NNN REIT, Inc. 3.50%, 10/15/2027	20,339,000	20,089,388
Realty Income Corp. 3.95%, 2/1/2029	39,237,000	38,512,510
		139,164,894
Semiconductors & Semiconductor Equipment — 0.5%
Advanced Micro Devices, Inc. 4.21%, 9/24/2026	17,233,000	17,234,210
Analog Devices, Inc. 3.50%, 12/5/2026	2,000,000	1,997,000
Broadcom, Inc.
3.46%, 9/15/2026 (b)	40,286,000	40,277,162
4.80%, 4/15/2028	48,284,000	48,343,050
Microchip Technology, Inc. 4.90%, 3/15/2028	5,000,000	5,008,447
NXP BV (Netherlands)
3.15%, 5/1/2027	37,630,000	37,298,856
4.40%, 6/1/2027	6,392,000	6,381,773
4.30%, 8/19/2028	29,250,000	28,951,362
		185,491,860
Software — 0.4%
Oracle Corp. 4.80%, 8/3/2028	56,807,000	56,395,959
Synopsys, Inc. 4.55%, 4/1/2027	106,023,000	106,112,308
		162,508,267
Specialized REITs — 0.4%
American Tower Corp.
1.45%, 9/15/2026	39,421,000	39,376,152
3.38%, 10/15/2026	18,308,000	18,287,716
2.75%, 1/15/2027	5,066,000	5,034,007
3.13%, 1/15/2027	6,725,000	6,690,193
3.65%, 3/15/2027	43,724,000	43,544,833
3.55%, 7/15/2027	34,142,000	33,852,176
Equinix, Inc. 2.90%, 11/18/2026	22,772,000	22,694,945
		169,480,022
SEE NOTES TO FINANCIAL STATEMENTS.

284	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — 0.2%
Lowe's Cos., Inc. 3.10%, 5/3/2027	50,501,000	50,082,917
O'Reilly Automotive, Inc. 5.75%, 11/20/2026 (b)	11,532,000	11,551,891
		61,634,808
Technology Hardware, Storage & Peripherals — 0.6%
Dell International LLC 4.90%, 10/1/2026	104,188,000	104,207,261
Hewlett Packard Enterprise Co.
4.45%, 9/25/2026	61,828,000	61,838,401
4.05%, 9/15/2027	53,473,000	53,208,629
4.50%, 3/23/2028	35,829,000	35,690,272
		254,944,563
Tobacco — 0.5%
BAT Capital Corp. (United Kingdom)
3.22%, 9/6/2026	12,000,000	11,996,907
4.70%, 4/2/2027	141,472,000	141,629,338
3.56%, 8/15/2027	11,543,000	11,445,814
Imperial Brands Finance plc (United Kingdom) 4.50%, 6/30/2028 (a)	39,829,000	39,608,651
Philip Morris International, Inc. 4.75%, 2/12/2027	14,373,000	14,401,782
		219,082,492
Trading Companies & Distributors — 0.1%
Aviation Capital Group LLC
4.75%, 4/14/2027 (a)	29,135,000	29,168,416
3.50%, 11/1/2027 (a)	2,735,000	2,691,941
4.25%, 4/30/2029 (a)	24,531,000	24,027,474
		55,887,831
Wireless Telecommunication Services — 0.4%
T-Mobile USA, Inc. 3.75%, 4/15/2027	182,072,000	181,334,616
Total Corporate Bonds (Cost $24,282,767,411)		24,234,204,242
Asset-Backed Securities — 11.7%
Allegany Park CLO Ltd. (Cayman Islands) Series 2019-1A, Class ARR, 4.83%, 1/20/2035 (a) (e)	26,500,000	26,512,799
Ally Auto Receivables Trust
Series 2025-1, Class A2, 4.03%, 7/17/2028	5,804,247	5,803,728
Series 2026-1, Class A2, 3.91%, 11/15/2028	29,362,351	29,332,055
Amur Equipment Finance Receivables LLC Series 2026-1A, Class A2, 4.73%, 11/21/2033 (a)	36,760,000	36,748,814
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

ARI Fleet Lease Trust
Series 2023-A, Class A3, 5.33%, 2/17/2032 (a)	1,845,542	1,849,892
Series 2026-B, Class A2, 4.34%, 2/15/2035 (a)	32,160,000	32,061,799
Auxilior Term Funding LLC Series 2026-1A, Class A2, 4.64%, 2/15/2029 (a)	10,058,000	10,058,985
Bain Capital Credit CLO (Cayman Islands) Series 2019-2A, Class AR3, 4.67%, 10/17/2032 (a) (e)	65,790,738	65,787,185
Bain Capital Credit CLO Ltd. (Cayman Islands) Series 2019-3A, Class ARR, 4.76%, 10/21/2034 (a) (e)	3,750,000	3,751,462
Barings CLO Ltd. (Cayman Islands)
Series 2021-2A, Class A1R, 4.82%, 7/15/2034 (a) (e)	100,000,000	100,030,200
Series 2021-3A, Class AR, 4.86%, 1/18/2035 (a) (e)	100,000,000	100,128,800
Bethpage Park CLO Ltd. (Cayman Islands) Series 2021-1A, Class AR, 4.81%, 10/15/2036 (a) (e)	64,000,000	64,025,664
BMW Vehicle Lease Trust
Series 2024-2, Class A3, 4.18%, 10/25/2027	8,593,655	8,593,632
Series 2025-2, Class A2A, 3.94%, 11/26/2027	14,890,603	14,884,061
Series 2025-1, Class A3, 4.43%, 6/26/2028	30,646,000	30,666,778
Series 2026-1, Class A2A, 4.03%, 7/25/2028	51,910,000	51,807,483
BMW Vehicle Owner Trust Series 2026-A, Class A2A, 4.28%, 6/25/2029	97,000,000	96,898,208
BofA Auto Trust Series 2026-1A, Class A2A, 4.10%, 11/15/2028 (a)	32,265,000	32,234,861
Capital One Prime Auto Receivables Trust Series 2024-1, Class A3, 4.62%, 7/16/2029	19,474,570	19,510,539
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands)
Series 2016-1A, Class A1R3, 4.82%, 4/20/2034 (a) (e)	3,069,604	3,070,915
Series 2016-3A, Class ARRR, 4.82%, 7/20/2034 (a) (e)	11,600,000	11,607,540
Carlyle US CLO Ltd. (Cayman Islands)
Series 2021-9A, Class AR, 4.84%, 10/20/2034 (a) (e)	50,000,000	50,065,750
Series 2020-2A, Class A1R2, 4.89%, 1/25/2035 (a) (e)	22,625,000	22,631,810
Series 2022-1A, Class A1R, 4.73%, 4/15/2035 (a) (e)	7,500,000	7,510,200
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	285

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
CARLYLE US CLO Ltd. (Cayman Islands) Series 2019-1A, Class A1A2, 4.68%, 4/20/2031 (a) (e)	16,920,512	16,920,766
Carmax Auto Owner Trust Series 2026-3, Class A2, 4.36%, 10/15/2029	56,734,000	56,723,703
CarMax Auto Owner Trust
Series 2023-1, Class A4, 4.65%, 1/16/2029	15,472,494	15,486,733
Series 2026-2, Class A2A, 4.11%, 8/15/2029	46,270,000	46,165,967
CarVal CLO Ltd. (Cayman Islands)
Series 2018-1A, Class AR, 5.02%, 7/16/2031 (a) (e)	4,714,113	4,713,028
Series 2019-1A, Class AR2, 4.75%, 4/20/2032 (a) (e)	91,475,931	91,485,444
Series 2019-2A, Class AR2, 4.72%, 7/20/2032 (a) (e)	20,518,864	20,519,992
CCG Receivables Trust
Series 2024-1, Class A2, 4.99%, 3/15/2032 (a)	18,072,942	18,140,315
Series 2023-2, Class A2, 6.28%, 4/14/2032 (a)	1,549,986	1,558,351
CIFC Funding Ltd. (Cayman Islands) Series 2022-3A, Class AR, 4.68%, 4/21/2035 (a) (e)	98,300,000	98,293,316
CNH Equipment Trust
Series 2023-B, Class A3, 5.60%, 2/15/2029	16,280,651	16,408,571
Series 2026-B, Class A2A, 4.18%, 11/15/2029	8,986,502	8,965,146
Crossroads Asset Trust Series 2025-A, Class A2, 4.91%, 2/20/2032 (a)	9,621,893	9,648,663
Dell Equipment Finance Trust Series 2025-2, Class A2, 4.10%, 2/22/2028 (a)	19,906,105	19,894,721
Discover Card Execution Note Trust Series 2021-A2, Class A2, 1.03%, 9/15/2028	117,266,000	117,125,973
DLLAD LLC Series 2025-1A, Class A2, 4.46%, 11/20/2028 (a)	7,839,816	7,840,406
Dryden CLO Ltd. (Cayman Islands)
Series 2019-72A, Class ARR, 4.84%, 5/15/2032 (a) (e)	17,421,968	17,422,403
Series 2020-86A, Class A1R2, 4.88%, 7/17/2034 (a) (e)	92,050,000	92,124,745
Enterprise Fleet Financing LLC
Series 2024-4, Class A2, 4.69%, 7/20/2027 (a)	4,346,784	4,350,786
Series 2025-3, Class A2, 4.50%, 4/20/2028 (a)	39,973,489	40,002,481
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2025-4, Class A2, 4.05%, 8/20/2028 (a)	20,737,717	20,691,308
Series 2026-2, Class A2, 4.33%, 2/20/2029 (a)	34,410,000	34,316,773
Series 2026-3, Class A2, 4.50%, 5/21/2029 (a)	15,684,000	15,659,177
Series 2023-3, Class A2, 6.40%, 3/20/2030 (a)	9,274,805	9,331,721
Flatiron CLO Ltd. (Cayman Islands) Series 2019-1AR, Class AR3, 0.00%, 11/16/2036 (a) (d) (e)	22,000,000	22,000,000
Ford Credit Auto Lease Trust Series 2026-B, Class A2A, 4.39%, 3/15/2029	61,569,000	61,539,274
Ford Credit Auto Owner Trust
Series 2023-B, Class A3, 5.23%, 5/15/2028	3,157,084	3,165,600
Series 2024-A, Class A3, 5.09%, 12/15/2028	4,372,978	4,389,192
Series 2026-B, Class A2A, 4.14%, 4/15/2029	131,250,000	131,043,360
Series 2022-1, Class A, 3.88%, 11/15/2034 (a)	17,000,000	16,942,887
Galaxy CLO Ltd. (Cayman Islands) Series 2016-22A, Class AR4, 4.81%, 4/16/2034 (a) (e)	10,090,123	10,101,838
GM Financial Automobile Leasing Trust
Series 2025-2, Class A2A, 4.55%, 7/20/2027	7,183,834	7,186,224
Series 2026-3, Class A2A, 4.33%, 10/20/2028	37,255,000	37,200,984
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class A3, 5.45%, 6/16/2028	1,773,413	1,778,302
Series 2024-2, Class A3, 5.10%, 3/16/2029	6,642,863	6,669,105
Series 2026-3, Class A2A, 4.28%, 5/16/2029	64,150,000	64,107,501
Honda Auto Receivables Owner Trust
Series 2023-3, Class A3, 5.41%, 2/18/2028	2,010,657	2,015,715
Series 2026-2, Class A2A, 4.11%, 12/15/2028	173,115,000	172,807,755
Series 2024-3, Class A3, 4.57%, 3/21/2029	5,299,350	5,307,826
Series 2026-3, Class A2A, 4.30%, 4/18/2029	44,150,000	44,093,982
Series 2024-4, Class A3, 4.33%, 5/15/2029	9,246,730	9,245,239
SEE NOTES TO FINANCIAL STATEMENTS.

286	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-1, Class A4, 5.17%, 5/15/2030	21,111,000	21,241,840
HPEFS Equipment Trust Series 2025-1A, Class A2, 4.49%, 9/20/2032 (a)	27,824,591	27,846,926
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class A3, 4.53%, 4/17/2028 (a)	11,328,000	11,338,335
Series 2026-A, Class A2A, 3.85%, 5/15/2028 (a)	102,645,978	102,362,244
Series 2025-C, Class A3, 4.36%, 7/17/2028 (a)	54,957,000	54,910,930
Series 2026-B, Class A2A, 4.06%, 9/15/2028 (a)	50,200,000	50,061,182
Series 2026-C, Class A2A, 4.43%, 12/15/2028 (a)	67,626,000	67,587,169
Hyundai Auto Receivables Trust
Series 2023-B, Class A3, 5.48%, 4/17/2028	7,256,715	7,274,330
Series 2026-A, Class A2A, 3.71%, 2/15/2029	40,190,000	40,051,742
Series 2024-B, Class A3, 4.84%, 3/15/2029	2,461,291	2,468,087
Series 2026-B, Class A2A, 4.19%, 5/15/2029	36,576,000	36,505,079
Series 2024-C, Class A3, 4.41%, 5/15/2029	19,818,449	19,826,612
Jamestown CLO Ltd. (Cayman Islands) Series 2021-17A, Class AR, 5.01%, 1/25/2035 (a) (e)	99,000,000	99,011,187
John Deere Owner Trust
Series 2023-B, Class A3, 5.18%, 3/15/2028	3,055,405	3,063,110
Series 2026-B, Class A2A, 4.30%, 4/16/2029	52,409,000	52,345,465
KKR CLO Ltd. (Cayman Islands)
Series 15, Class A1R2, 4.83%, 1/18/2032 (a) (e)	8,544,185	8,541,844
Series 24, Class A1R, 5.07%, 4/20/2032 (a) (e)	2,714,724	2,714,233
Series 34A, Class AR, 4.85%, 7/15/2034 (a) (e)	50,000,000	50,024,750
Series 26, Class ARR, 4.85%, 10/15/2034 (a) (e)	35,803,000	35,835,545
Series 27A, Class A1R2, 4.86%, 1/15/2035 (a) (e)	50,000,000	50,006,350
Series 28A, Class AR2, 4.91%, 2/9/2035 (a) (e)	50,000,000	50,004,650
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

KKR Static CLO Ltd. (Cayman Islands) Series 2022-1A, Class AR2, 4.71%, 7/20/2031 (a) (e)	5,277,081	5,275,640
Kubota Credit Owner Trust Series 2026-2A, Class A2, 4.40%, 4/16/2029 (a)	31,049,000	31,022,556
Madison Park Funding Ltd. (Cayman Islands)
Series 2014-14A, Class AR4, 4.69%, 10/22/2030 (a) (e)	15,803,274	15,798,976
Series 13A, Class AR2, 4.67%, 11/21/2030 (a) (e)	16,251,199	16,248,193
Series 2019-33A, Class AR2, 4.78%, 10/15/2032 (a) (e)	27,540,347	27,560,507
Series 2020-45A, Class ARR, 4.83%, 7/15/2034 (a) (e)	22,000,000	22,000,418
Series 2020-46A, Class ARR, 4.75%, 10/15/2034 (a) (e)	5,120,000	5,120,993
Series 2021-52A, Class AR, 4.83%, 1/22/2035 (a) (e)	50,000,000	50,034,900
Magnetite Ltd. (Cayman Islands) Series 2021-31A, Class A1R, 4.75%, 7/15/2034 (a) (e)	14,000,000	13,995,982
Mercedes-Benz Auto Lease Trust
Series 2024-B, Class A3, 4.23%, 2/15/2028	17,987,882	17,989,654
Series 2025-A, Class A2A, 4.57%, 4/17/2028	24,270,795	24,296,519
Mercedes-Benz Auto Receivables Trust Series 2026-1, Class A2A, 4.13%, 1/16/2029	94,880,000	94,751,476
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2021-42A, Class AR, 4.74%, 7/16/2036 (a) (e)	1,000,000	999,714
Series 2022-50A, Class AR2, 4.79%, 7/23/2036 (a) (e)	52,645,000	52,653,792
Series 2021-45A, Class AR, 4.80%, 10/14/2036 (a) (e)	70,000,000	70,059,710
Series 2020-38A, Class AR2, 4.69%, 10/20/2036 (a) (e)	10,000,000	10,000,410
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2024-3A, Class A1R, 4.58%, 8/8/2032 (a) (e)	49,186,061	49,156,304
Series 2024-1A, Class A1R, 4.57%, 10/15/2032 (a) (e)	37,637,357	37,613,834
Series 2025-1A, Class A1, 4.54%, 2/15/2033 (a) (e)	98,143,867	98,048,275
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	287

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Porsche Financial Auto Securitization Trust Series 2023-1A, Class A3, 4.81%, 9/22/2028 (a)	133,207	133,272
Porsche Innovative Lease Owner Trust
Series 2025-1A, Class A2A, 4.60%, 12/20/2027 (a)	5,645,645	5,650,239
Series 2026-1A, Class A2A, 4.10%, 10/20/2028	57,295,000	57,202,176
RR Ltd. (Cayman Islands)
Series 2021-17A, Class A1AR, 4.82%, 7/15/2034 (a) (e)	17,550,000	17,555,985
Series 2022-20A, Class A1R, 4.74%, 7/15/2037 (a) (e)	41,279,000	41,303,891
Santander Drive Auto Receivables Trust
Series 2025-4, Class A2, 4.28%, 1/15/2029	19,535,290	19,539,025
Series 2026-1, Class A2, 4.04%, 3/15/2029	60,351,464	60,299,694
SBNA Auto Lease Trust
Series 2024-B, Class A3, 5.56%, 11/22/2027 (a)	2,420,847	2,422,416
Series 2024-C, Class A3, 4.56%, 2/22/2028 (a)	4,464,981	4,467,500
SCF Equipment Leasing LLC
Series 2025-1A, Class A2, 4.82%, 7/22/2030 (a)	1,145,891	1,146,032
Series 2025-2A, Class A2, 4.26%, 12/22/2031 (a)	19,177,629	19,139,076
SFS Auto Receivables Securitization Trust
Series 2026-2A, Class A2A, 4.27%, 10/22/2029 (a)	69,412,000	69,307,840
Series 2024-3A, Class A3, 4.55%, 6/20/2030 (a)	4,679,348	4,682,653
Southwick Park CLO LLC (Cayman Islands) Series 2019-4A, Class A1RR, 4.73%, 7/20/2032 (a) (e)	21,387,154	21,390,576
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class A2A, 4.21%, 1/22/2029 (a)	19,500,000	19,446,625
Series 2026-BA, Class A2A, 4.39%, 3/20/2029 (a)	28,120,000	28,067,995
Symphony CLO Ltd. (Cayman Islands)
Series 2018-20A, Class AR2, 4.89%, 1/16/2032 (a) (e)	3,663,014	3,662,040
Series 2019-21A, Class AR2, 4.65%, 7/15/2032 (a) (e)	9,007,645	9,006,249
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

TCI-Flatiron CLO Ltd. (Cayman Islands) Series 2018-1A, Class AR2, 4.78%, 7/29/2035 (a) (e)	48,382,576	48,392,979
Thompson Park CLO Ltd. (Cayman Islands) Series 2021-1A, Class A1R, 4.80%, 4/15/2034 (a) (e)	53,333,404	53,339,857
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A3, 4.71%, 2/15/2028	2,750,034	2,753,191
Series 2025-B, Class A2A, 4.46%, 3/15/2028	1,144,266	1,144,894
Series 2023-C, Class A3, 5.16%, 4/17/2028	9,421,640	9,443,914
Series 2023-D, Class A3, 5.54%, 8/15/2028	20,821,337	20,923,074
Series 2023-B, Class A4, 4.66%, 9/15/2028	14,778,000	14,809,094
Series 2026-B, Class A2A, 4.04%, 2/15/2029	107,860,000	107,689,786
Series 2026-C, Class A2A, 4.29%, 5/15/2029	123,940,000	123,809,033
Series 2024-D, Class A3, 4.40%, 6/15/2029	20,131,603	20,139,440
Series 2025-A, Class A3, 4.64%, 8/15/2029	11,675,951	11,694,048
USAA Auto Owner Trust Series 2024-A, Class A3, 5.03%, 3/15/2029 (a)	8,549,847	8,575,883
Verdant Receivables LLC Series 2025-1A, Class A2, 4.85%, 3/13/2028 (a)	10,323,604	10,342,047
Volkswagen Auto Lease Trust
Series 2024-A, Class A3, 5.21%, 6/21/2027	9,270,530	9,276,501
Series 2025-A, Class A2A, 4.43%, 12/20/2027	44,678,691	44,711,453
Series 2025-B, Class A2A, 3.97%, 4/20/2028	37,336,707	37,296,902
Series 2025-A, Class A3, 4.50%, 6/20/2028	6,183,000	6,186,328
Volkswagen Auto Loan Enhanced Trust
Series 2024-1, Class A2A, 4.65%, 11/22/2027	307,939	308,034
Series 2023-1, Class A3, 5.02%, 6/20/2028	3,025,667	3,032,120
WF Card Issuance Trust Series 2024-A1, Class A, 4.94%, 2/15/2029	61,985,000	62,202,543
Wheels Fleet Lease Funding LLC
Series 2023-2A, Class A, 6.46%, 8/18/2038 (a)	7,177,077	7,214,715
SEE NOTES TO FINANCIAL STATEMENTS.

288	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-1A, Class A2, 4.47%, 2/18/2039 (a) (e)	8,242,136	8,255,311
Series 2024-3A, Class A1, 4.80%, 9/19/2039 (a)	12,230,931	12,263,624
Series 2025-1A, Class A1, 4.57%, 1/18/2040 (a)	45,260,599	45,239,630
Series 2025-3A, Class A1, 4.08%, 9/18/2040 (a)	89,078,000	88,336,105
World Omni Auto Receivables Trust Series 2025-B, Class A2A, 4.38%, 8/15/2028	5,733,870	5,736,526
Total Asset-Backed Securities (Cost $4,793,223,779)		4,792,148,212
U.S. Treasury Obligations — 3.8%
U.S. Treasury Notes
4.63%, 9/15/2026	135,000,000	135,043,455
0.88%, 9/30/2026	270,000,000	269,336,076
4.13%, 9/30/2027	165,000,000	164,793,788
3.88%, 10/15/2027	100,000,000	99,582,031
3.38%, 2/29/2028	897,200,000	885,213,964
Total U.S. Treasury Obligations (Cost $1,562,610,687)		1,553,969,314
Collateralized Mortgage Obligations — 0.5%
FHLMC, STRIPS
Series 451, Class AB, 4.00%, 6/25/2027	192,284,756	191,326,018
Series 456, Class GA, 4.00%, 6/25/2027	30,491,006	30,332,946
Total Collateralized Mortgage Obligations (Cost $222,197,977)		221,658,964
U.S. Government Agency Securities — 0.1%
FNMA (SOFR+0.09%), 3.74%, 9/1/2026 (c) (Cost $47,560,000)	47,560,000	47,556,397
Short-Term Investments — 25.1%
Certificates of Deposits — 2.9%
Banco Bilbao Vizcaya Argentaria (Spain)
4.24%, 3/23/2027	89,608,000	89,542,461
4.30%, 6/1/2027	100,000,000	99,839,220
Bank of America NA , 4.09%, 5/5/2027	18,841,000	18,807,271
Bank of Nova Scotia (The) (Canada) , 4.03%, 2/17/2027	190,776,000	190,655,391
Credit Industriel et Commercial (France) , 4.20%, 5/19/2027	102,089,000	101,936,612
Goldman Sachs Bank USA , 4.12%, 3/31/2027	61,457,000	61,393,054
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Certificates of Deposits — continued
Intesa Sanpaolo Spa (Italy)
4.28%, 1/8/2027	28,391,000	28,398,490
4.28%, 1/11/2027	48,271,000	48,282,435
KEB Hana Bank (South Korea) , 3.94%, 9/4/2026	45,220,000	45,220,665
Lloyds Bank plc (United Kingdom) , 3.95%, 10/26/2026	77,253,000	77,259,566
Mitsubishi UFJ Trust & Banking Corp. (Japan) , 3.96%, 1/12/2027	89,706,000	89,648,902
Mizuho Bank Ltd. (Japan) , 4.20%, 3/24/2027	139,940,000	139,898,298
Natixis SA (France) , 4.44%, 7/13/2027	105,219,000	105,233,668
Nordea Bank Abp (Finland) (SOFR + 0.38%), 4.03%, 2/5/2027 (c)	14,549,000	14,558,137
Oversea-Chinese Banking Corp. Ltd. (Singapore) , 3.84%, 3/3/2027	21,514,000	21,482,385
Sumitomo Mitsui Banking Corp. (Japan) (SOFR + 0.38%), 4.03%, 8/5/2027 (c)	53,962,000	53,974,222
Total Certificates of Deposit (Cost $1,186,800,845)		1,186,130,777
Commercial Paper — 13.5%
ABN AMRO Funding USA LLC (Netherlands) 4.04%, 12/22/2026 (a) (g)	71,943,000	71,041,677
Banco Bilbao Vizcaya Argentaria (Spain)
4.47%, 7/9/2027 (g)	93,321,000	89,828,798
4.47%, 7/13/2027 (g)	84,224,000	81,030,984
Bank of Montreal (Canada) 3.82%, 9/4/2026 (g)	11,550,000	11,545,308
Bank of Nova Scotia (The) (Canada) 4.06%, 5/14/2027 (a) (g)	55,173,000	53,545,374
Canadian Imperial Bank of Commerce (Canada)
4.43%, 6/22/2027 (a) (g)	129,015,000	124,582,522
4.32%, 7/2/2027 (a) (g)	38,417,000	37,048,852
Charles Schwab & Co., Inc.
4.18%, 2/16/2027 (a) (g)	89,740,000	87,988,320
4.44%, 4/19/2027 (a) (g)	45,699,000	44,457,929
Chevron Corp. 3.78%, 10/1/2026 (a) (g)	66,202,000	65,992,213
Citigroup Global Markets Holdings, Inc. 4.14%, 4/28/2027 (a) (g)	10,275,000	9,988,442
Constellation Energy Generation LLC
4.38%, 10/1/2026 (a) (g)	18,000,000	17,929,631
4.38%, 10/2/2026 (a) (g)	10,000,000	9,959,644
Credit Industriel et Commercial (France) 4.20%, 5/20/2027 (a) (g)	72,499,000	70,268,431
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	289

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Short-Term Investments — continued
Commercial Paper — continued
Danske Bank A/S (Denmark)
3.85%, 10/29/2026 (a) (g)	152,791,000	151,832,359
4.08%, 4/28/2027 (a) (g)	33,147,000	32,224,778
4.16%, 5/17/2027 (a) (g)	86,554,000	83,940,779
4.49%, 7/23/2027 (a) (g)	65,435,000	62,912,422
DNB Bank ASA (Norway)
3.70%, 2/24/2027 (a) (g)	214,600,000	210,306,584
3.73%, 2/25/2027 (a) (g)	117,676,000	115,307,159
DZ Bank AG (Germany) 3.82%, 9/4/2026 (a) (g)	177,750,000	177,677,567
Electricite de France SA (France) 4.06%, 11/24/2026 (a) (g)	116,759,000	115,663,625
Enel Finance America LLC (Italy) 4.07%, 12/11/2026 (a) (g)	76,281,000	75,411,297
Federation des Caisses Desjardins du Quebec (Canada) 3.81%, 1/19/2027 (a) (g)	56,913,000	56,018,686
First Abu Dhabi Bank PJSC (United Arab Emirates)
3.93%, 11/10/2026 (a) (g)	226,479,000	224,742,518
3.84%, 1/29/2027 (a) (g)	84,798,000	83,332,241
General Motors Financial Co., Inc.
4.58%, 8/3/2027 (a) (g)	4,670,000	4,474,049
4.53%, 8/16/2027 (a) (g)	5,500,000	5,259,882
Glencore Funding LLC (Australia) 4.19%, 12/22/2026 (a) (g)	165,221,000	163,051,301
HSBC USA, Inc. 4.44%, 7/2/2027 (a) (g)	87,675,000	84,459,063
Jackson National Life Short Term Funding LLC 3.90%, 11/2/2026 (a) (g)	106,045,000	105,327,372
KEB Hana Bank (South Korea) 3.94%, 9/4/2026 (a) (g)	42,074,000	42,056,649
Lloyds Bank plc (United Kingdom)
4.29%, 6/17/2027 (a) (g)	110,556,000	106,779,750
4.37%, 8/23/2027 (a) (g)	49,325,000	47,224,998
Macquarie Bank Ltd. (Australia)
4.01%, 9/24/2026 (a) (g)	84,750,000	84,531,438
3.94%, 11/19/2026 (a) (g)	41,804,000	41,431,480
4.08%, 4/29/2027 (a) (g)	450,000	437,183
4.17%, 6/2/2027 (a) (g)	116,000,000	112,194,852
Macquarie Group Ltd. (Australia)
4.11%, 3/8/2027 (g)	40,971,000	40,072,752
4.15%, 3/10/2027 (g)	143,000,000	139,829,004
Marubeni Finance America LLC 3.82%, 9/1/2026 (a) (g)	30,000,000	29,996,715
Mizuho Bank Ltd. (Japan) 4.04%, 4/30/2027 (a) (g)	55,628,000	54,090,292
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Commercial Paper — continued
National Bank of Canada (Canada)
4.15%, 4/5/2027 (a) (g)	234,178,000	228,369,074
4.30%, 6/16/2027 (a) (g)	61,831,000	59,735,183
National Westminster Bank plc (United Kingdom)
4.19%, 5/25/2027 (a) (g)	46,813,000	45,362,995
4.35%, 6/29/2027 (a) (g)	153,165,000	147,759,562
4.51%, 7/29/2027 (a) (g)	23,360,000	22,448,252
NatWest Markets plc (United Kingdom)
4.19%, 5/27/2027 (a) (g)	100,000,000	96,870,050
4.36%, 8/23/2027 (a) (g)	35,880,000	34,363,090
Royal Bank of Canada (Canada)
4.20%, 3/24/2027 (a) (g)	215,221,000	210,175,079
4.24%, 6/10/2027 (a) (g)	19,992,000	19,333,563
RWE AG (Germany)
4.42%, 2/11/2027 (a) (g)	20,000,000	19,618,366
4.60%, 4/19/2027 (a) (g)	90,000,000	87,536,889
4.60%, 4/21/2027 (a) (g)	88,700,000	86,250,212
Skandinaviska Enskilda Banken AB (Sweden)
4.10%, 4/13/2027 (a) (g)	31,706,000	30,888,603
4.30%, 6/29/2027 (a) (g)	145,698,000	140,537,654
4.38%, 7/8/2027 (a) (g)	68,273,000	65,779,670
4.39%, 7/13/2027 (a) (g)	117,955,000	113,574,942
Sumitomo Mitsui Banking Corp. (Japan) (SOFR + 0.40%), 4.05%, 12/4/2026 (a) (c)	92,371,000	92,435,410
Svenska Handelsbanken AB (Sweden)
3.73%, 2/24/2027 (a) (g)	164,872,000	161,575,038
4.08%, 4/13/2027 (a) (g)	67,066,000	65,329,004
4.21%, 6/9/2027 (a) (g)	218,788,000	211,554,541
Toronto-Dominion Bank (The) (Canada)
4.00%, 3/12/2027 (a) (g)	124,425,000	121,683,133
4.07%, 4/22/2027 (a) (g)	44,306,000	43,108,054
Westpac Banking Corp. (Australia)
3.73%, 2/19/2027 (a) (g)	116,250,000	114,000,574
4.23%, 5/6/2027 (a) (g)	700,000	679,803
Westpac Securities NZ Ltd. (New Zealand) 3.94%, 10/29/2026 (a) (g)	111,749,000	111,049,697
Total Commercial Paper (Cost $5,560,704,262)		5,555,813,358
SEE NOTES TO FINANCIAL STATEMENTS.

290	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	SHARES	VALUE($)
Investment Companies — 7.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (h) (i) (Cost $3,033,025,117)	3,033,025,117	3,033,025,117
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.71% (h) (i) (Cost $113,922,040)	113,922,040	113,922,040
	PRINCIPAL AMOUNT($)
Repurchase Agreements — 1.0%
Wells Fargo Securities LLC, 4.09%, dated 8/31/2026, due 12/10/2026, repurchase price $445,048,878, collateralized by Collateralized Mortgage Obligations, 0.15% - 7.02%, due 6/15/2034 - 4/25/2071 and Municipal Debt Securities, 0.00% - 8.50%, due 7/1/2027 - 6/1/2066, with the value of $479,849,531. (Cost $440,000,000)	440,000,000	440,000,000
Total Short-Term Investments (Cost $10,334,452,264)		10,328,891,292
Total Investments — 100.1% (Cost $41,242,812,118)		41,178,428,421
Liabilities in Excess of Other Assets — (0.1)%		(50,819,091)
NET ASSETS — 100.0%		41,127,609,330

Percentages indicated are based on net assets.

Abbreviations
BA	Canadian Bankers' Acceptance Rate
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

^	Amount rounds to less than 0.1% of net assets.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	The security or a portion of this security is on loan at August 31, 2026. The total value of securities on loan at August 31, 2026 is $102,200,692 (See Note 2 .G.).
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2026.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2026.

(f)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2026.

(g)	The rate shown is the effective yield as of August 31, 2026.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of August 31, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	291

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 90.2% (a)
Alabama — 1.2%
Alabama Federal Aid Highway Finance Authority
Series 2016A, Rev., 5.00%, 9/1/2026 (b)	4,080,000	4,080,000
Series A, Rev., 5.00%, 9/1/2026 (b)	215,000	215,000
Series B, Rev., 5.00%, 9/1/2026 (b)	125,000	125,000
Series A, Rev., 4.00%, 9/1/2027 (b)	95,000	96,219
Series 2025B, Rev., 5.00%, 9/1/2027	1,120,000	1,147,653
Series A, Rev., 5.00%, 9/1/2027 (b)	3,725,000	3,809,309
Alabama Highway Authority
Series 2025, Rev., A.G., 5.00%, 9/1/2026	1,050,000	1,050,000
Series 2025, Rev., A.G., 5.00%, 9/1/2027	700,000	716,793
Series 2025, Rev., A.G., 5.00%, 9/1/2028	1,500,000	1,569,464
Series 2025, Rev., A.G., 5.00%, 9/1/2029	2,400,000	2,555,474
Alabama Public School and College Authority, Capital Improvement
Series 2020A, Rev., 5.00%, 11/1/2026	2,020,000	2,027,885
Series 2014B, Rev., 5.00%, 1/1/2027	45,000	45,088
Black Belt Energy Gas District, Gas Project
Series 2025E, Rev., 5.00%, 5/1/2030	2,100,000	2,180,245
Series 2026H-2-1, Rev., 5.00%, 12/1/2031	23,865,000	24,840,332
Black Belt Energy Gas District, Gas Project No. 6 Series 2021B, Rev., 4.00%, 9/1/2026 (c)	60,000	60,473
Black Belt Energy Gas District, Gas Supply Series 2022, Subseries D-2, Rev., LIQ : Royal Bank of Canada, (SOFR + 1.40%), 3.85%, 9/4/2026 (d)	25,575,000	25,620,232
City of Homewood Series 2016, GO, 5.00%, 9/1/2026 (b)	2,160,000	2,160,000
County of Jefferson Sewer Series 2024, Rev., 5.00%, 10/1/2026	1,020,000	1,021,717
West Jefferson Industrial Development Board, Alabama Power Co. Miller Plant Project Series 2008, Rev., VRDO, 3.30%, 9/1/2026 (c)	18,065,000	18,065,000
Total Alabama		91,385,884
Alaska — 1.3%
Alaska Housing Finance Corp., Home Mortgage Series 2007A, Rev., VRDO, LIQ : FHLB, 2.19%, 9/8/2026 (c)	53,900,000	53,900,000
Alaska Housing Finance Corp., State Capital Project II
Series II 2021A, Rev., 5.00%, 12/1/2026	935,000	940,160
Series 2025A, Rev., 5.00%, 6/1/2027	1,190,000	1,211,097
Alaska Municipal Bond Bank Authority Series 3, Rev., 5.00%, 12/1/2026	55,000	55,322
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Alaska — continued
Borough of Matanuska-Susitna, Alaska School Series 2025B, GO, 5.00%, 11/1/2026	1,375,000	1,380,351
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project
Series 2025A, Rev., 5.00%, 9/1/2028	1,380,000	1,441,242
Series 2025A, Rev., 5.00%, 9/1/2029	3,175,000	3,371,259
Borough of North Slope
Series 2022A, GO, 5.00%, 6/30/2027	45,000	45,868
Series 2022A, GO, 5.00%, 6/30/2028	75,000	78,099
City of Valdez, Phillips Trans Alaska Project Series 1994A, Rev., VRDO, 2.28%, 9/10/2026 (c)	30,000,000	30,000,000
State of Alaska International Airports System Series 2021C, Rev., AMT, 5.00%, 10/1/2026	3,000,000	3,005,234
Total Alaska		95,428,632
Arizona — 0.8%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series 2022A, Rev., 4.00%, 11/1/2027	4,000,000	4,004,294
Series 2024A, Rev., 5.00%, 11/1/2029	2,100,000	2,205,628
Arizona Industrial Development Authority, Multi-Family Housing Ironwood Ranch Apartments Project Series 2024, Rev., VRDO, 5.00%, 9/1/2026 (c)	275,000	275,000
Arizona Industrial Development Authority, Multi-Family The Ranches At Gunsmoke Project Series 2024, Rev., 5.00%, 11/1/2026 (c)	575,000	576,944
Arizona Industrial Development Authority, Phoenix Children's Hospital Series 2021A, Rev., 5.00%, 2/1/2027	85,000	85,750
Arizona Water Infrastructure Finance Authority Series 2024, Rev., 5.00%, 10/1/2027	5,520,000	5,666,013
City of Chandler Series 2016, GO, 5.00%, 7/1/2027	2,000,000	2,041,691
City of Glendale Water and Sewer, Senior Lien Series 2025, Rev., 5.00%, 7/1/2027	20,000	20,384
City of Mesa Utility System
Series 2017, Rev., 4.00%, 7/1/2027	1,500,000	1,517,488
Series 2026, Rev., 5.00%, 7/1/2028	2,000,000	2,080,584
Series 2026, Rev., 5.00%, 7/1/2030	4,000,000	4,306,973
Series 2026, Rev., 5.00%, 7/1/2031	5,635,000	6,141,811
City of Phoenix Series 2022, GO, 5.00%, 7/1/2027	45,000	45,931
SEE NOTES TO FINANCIAL STATEMENTS.

292	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
City of Phoenix Civic Improvement Corp. Series 2025, Rev., 5.00%, 7/1/2027	2,375,000	2,424,310
City of Yuma Series 2025A, Rev., 5.00%, 7/1/2027	20,000	20,382
County of Pima, Sewer System Series 2024, Rev., 5.00%, 7/1/2027	110,000	112,146
Maricopa County Industrial Development Authority, Banner Health
Series 2023A-2, Rev., 5.00%, 5/15/2028 (c)	775,000	798,729
Series 2023A3, Rev., 5.00%, 11/1/2030 (c)	3,275,000	3,490,243
Maricopa County Unified School District No. 69 Paradise Valley Series 2022C, GO, 5.00%, 7/1/2027	20,000	20,412
Maricopa County Unified School District No. 80 Chandler, Project of 2025 Series 2026A, GO, 5.00%, 7/1/2027	1,425,000	1,453,634
Maricopa County Union High School District No. 210-Phoenix, Project of 2023 Series 2025B, GO, 5.00%, 7/1/2027	2,375,000	2,424,111
Pima County Unified School District No. 1 Tucson, Project of 2023
Series 2026B, GO, 5.00%, 7/1/2028	2,250,000	2,342,710
Series 2026B, GO, 5.00%, 7/1/2030	1,000,000	1,080,898
Series 2026B, GO, 5.00%, 7/1/2031	1,000,000	1,096,073
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-147, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (c) (e)	11,000,000	11,000,000
Salt River Project Agricultural Improvement & Power District, Arizona Electric System Series 2021A, Rev., 5.00%, 1/1/2027	40,000	40,331
Scottsdale Municipal Property Corp. Series 2017, Rev., 5.00%, 7/1/2027 (b)	25,000	25,505
State of Arizona Series 2019A, COP, 5.00%, 10/1/2026 (b)	590,000	591,186
State of Arizona Lottery
Series 2019, Rev., 5.00%, 7/1/2027 (b)	20,000	20,387
Series 2019, Rev., 5.00%, 7/1/2029 (b)	200,000	212,019
Total Arizona		56,121,567
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Arkansas — 0.0% ^
Arkansas Development Finance Authority, Single Family Mortgage-Backed Securities Loan Program Series 2026B, Rev., GNMA / FNMA / FHLMC, 2.88%, 5/15/2027 (c)	3,100,000	3,098,013
University of Central Arkansas, Student Fee Series 2020A, Rev., 5.00%, 11/1/2026	75,000	75,253
Total Arkansas		3,173,266
California — 0.9%
California Community Choice Financing Authority, Clean Energy Project Series 2026C, Rev., 5.00%, 2/1/2030	1,470,000	1,527,302
California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund Series 2016A, Rev., 5.00%, 10/1/2026 (b)	45,000	45,098
California Municipal Finance Authority, Republic Services, Inc., Project Series 2026A, Rev., AMT, 2.88%, 9/15/2026 (c)	33,600,000	33,594,530
California Pollution Control Financing Authority, Solid Waste Disposal, Republic Services, Inc., Project Series 2023, Rev., AMT, 3.00%, 2/16/2027 (c) (e)	10,000,000	9,986,750
California Statewide Communities Development Authority, Adventist Health System/West Obligated Group Series 2007A, Rev., 5.00%, 3/1/2027 (c)	775,000	776,176
City of Los Angeles Series 2026, Rev., TRAN, 5.00%, 6/24/2027	12,200,000	12,456,244
Glendale Community College District, Election of 2016 Series 2016A, GO, 5.25%, 8/1/2027 (b)	25,000	25,676
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds Series 2017A-1, Rev., 5.00%, 6/1/2027 (b)	25,000	25,470
Los Angeles Department of Water and Power System
Series 2017B, Rev., 5.00%, 7/1/2030	800,000	805,275
Series 2024C, Rev., 5.00%, 7/1/2030	625,000	670,216
Los Angeles Unified School District, Certificates of Participation
Series 2023A, COP, 5.00%, 10/1/2028 (b)	10,000	10,545
Series 2023A, COP, 5.00%, 10/1/2028	10,000	10,491
Metropolitan Water District of Southern California, Waterworks Series 2024B-2, Rev., 5.00%, 7/1/2029 (c)	1,505,000	1,569,589
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	293

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
San Diego County Regional Airport Authority, Senior Private Activity
Series 2025B, Rev., AMT, 5.00%, 7/1/2028	1,650,000	1,711,915
Series 2025B, Rev., AMT, 5.00%, 7/1/2029	3,150,000	3,323,082
Series 2025B, Rev., AMT, 5.00%, 7/1/2030	2,200,000	2,346,822
Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp. Series 2021A, Class 1, Rev., 5.00%, 6/1/2030	400,000	427,858
Total California		69,313,039
Colorado — 2.8%
Adams and Arapahoe Counties Joint School District 28J Aurora Series 2025, GO, 5.50%, 12/1/2026	4,000,000	4,029,876
Adams and Weld Counties School District No. 27J Brighton
Series 2026A, GO, 5.50%, 12/1/2027	2,370,000	2,455,370
Series 2026B, GO, 5.50%, 12/1/2027	6,365,000	6,594,274
Series 2026B, GO, 5.50%, 12/1/2028	4,000,000	4,247,894
Arkansas River Power Authority Series 2006, Rev., XLCA, 5.88%, 10/1/2026 (b)	1,520,000	1,523,969
Boulder Larimer and Weld Counties St. Vrain Valley School District Re1J Series 2016C, GO, 4.25%, 12/15/2026 (b)	100,000	100,481
City and County of Denver Series 2020B, GO, 5.00%, 8/1/2027	20,000	20,457
City and County of Denver Airport System
Series 2019C, Rev., 5.00%, 11/15/2026	30,000	30,145
Series 2023B, Rev., AMT, 5.00%, 11/15/2026	4,700,000	4,721,542
Series 2023B, Rev., AMT, 5.00%, 11/15/2027	2,000,000	2,052,179
City and County of Denver, Colorado Convention Center
Series 2026, COP, 5.00%, 12/1/2028	2,195,000	2,305,744
Series 2026, COP, 5.00%, 12/1/2029	2,355,000	2,512,937
Series 2026, COP, 5.00%, 12/1/2030	2,520,000	2,724,554
Series 2026, COP, 5.00%, 12/1/2031	2,695,000	2,947,236
City of Aurora Series 2019, COP, 5.00%, 12/1/2027	60,000	61,765
City of Colorado Springs Utilities System
Series 2018A-1, Rev., 5.00%, 11/15/2026	35,000	35,180
Series 2020C, Rev., 5.00%, 11/15/2027	20,000	20,592
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Colorado — continued
Series A-1, Rev., 5.00%, 11/15/2030	1,405,000	1,442,735
City of Colorado Springs, Utilities System Improvement Series 2009C, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 2.24%, 9/8/2026 (c)	32,400,000	32,400,000
Colorado Bridge Enterprise Series 2019A, Rev., 4.00%, 12/1/2026	150,000	150,467
Colorado Health Facilities Authority, Adventhealth Obligated Group
Series 2019B, Rev., 5.00%, 11/19/2026 (b) (c)	2,000,000	2,009,918
Series 2019B, Rev., 5.00%, 11/19/2026 (c)	1,625,000	1,633,059
Colorado Health Facilities Authority, Adventist Health System
Series 2016C, Rev., 5.00%, 11/15/2026 (c)	3,470,000	3,486,542
Series A-1, Rev., 5.00%, 11/15/2028 (c)	1,350,000	1,406,467
Series 2023B, Rev., 5.00%, 11/15/2030 (c)	100,000	106,325
Series 2025A, Rev., 5.00%, 11/15/2030 (c)	7,175,000	7,708,342
Colorado Health Facilities Authority, CommonSpirit Health Series 2019A-2, Rev., 5.00%, 8/1/2027	5,000,000	5,092,561
Colorado Health Facilities Authority, CommonSpirit Health Obligated Group Series 2022A, Rev., 5.00%, 11/1/2028	700,000	727,614
Colorado Health Facilities Authority, Intermountain Healthcare
Series 2024E, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (c)	25,000,000	25,000,000
Series 2024D, Rev., VRDO, 3.00%, 9/1/2026 (c)	28,100,000	28,100,000
Series 2022C, Rev., 5.00%, 8/15/2028 (c)	5,015,000	5,222,108
Colorado Health Facilities Authority, Parkview Medical center, Inc., Project Series 2016, Rev., 4.00%, 9/1/2026 (b)	465,000	465,000
Colorado Health Facilities Authority, Sanford Health Series 2019A, Rev., 5.00%, 11/1/2029	190,000	201,013
Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project Series 2017, Rev., 5.00%, 6/1/2027 (b)	1,130,000	1,149,305
SEE NOTES TO FINANCIAL STATEMENTS.

294	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Colorado Higher Education, Capital Construction Lease Purchase Financing Program Series 2014A, COP, 5.00%, 11/1/2026	645,000	647,401
Colorado Springs School District No. 11 Facilities Corp.
Series 2024, COP, 5.00%, 12/15/2028	375,000	392,670
Series 2024, COP, 5.00%, 12/15/2029	350,000	372,001
County of Adams Series 2015, COP, 4.00%, 12/1/2027	20,000	20,020
Denver City and County School District No. 1
Series 2025B, GO, 5.00%, 12/1/2026	25,000	25,151
Series 2025D, GO, 5.00%, 12/1/2026	3,525,000	3,546,351
Series 2025D, GO, 5.00%, 12/1/2027	3,900,000	4,017,632
Series 2025D, GO, 5.00%, 12/1/2028	4,750,000	4,994,974
E-470 Public Highway Authority Series 2020A, Rev., 5.00%, 9/1/2026	75,000	75,000
Maiker Housing Partners Multi-family, Overlook at Thorton Series 2023, Rev., 2.75%, 11/1/2026 (c)	2,300,000	2,300,122
Mesa County Valley School District No. 51 Grand Junction Series 2018, GO, 5.00%, 12/1/2027	110,000	113,235
Regional Transportation District Series 2025, COP, 5.00%, 6/1/2030	1,990,000	2,140,254
State of Colorado
Series 2018A, COP, 5.00%, 12/15/2026	210,000	211,381
Series 2018L, COP, 5.00%, 3/15/2027	145,000	146,824
Series 2021A, COP, 5.00%, 12/15/2028	25,000	26,291
Series 2020A, COP, 5.00%, 9/1/2029	75,000	79,836
Series 2018M, COP, 5.00%, 3/15/2031	3,015,000	3,112,745
University of Colorado, Enterprise System
Series 2021C-3B, Rev., 2.00%, 10/15/2026 (c)	6,250,000	6,241,100
Series 2017A-2, Rev., 5.00%, 6/1/2028	55,000	57,329
University of Colorado, Hospital Authority Series 2018C, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (c)	25,000,000	25,000,000
Total Colorado		206,205,968
Connecticut — 3.7%
Aquarion Water Authority, Connecticut Water System Series 2026B, Rev., 5.25%, 2/1/2029	3,000,000	3,163,865
City of Bristol, GO, BAN, 4.00%, 11/5/2026	37,600,000	37,690,823
City of Milford Series 2025, GO, BAN, 4.00%, 10/27/2026	11,160,000	11,184,838
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Connecticut — continued
Connecticut Housing Finance Authority, Housing Mortgage Finance Program Series 2025C, Subseries C-3, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 2.30%, 9/10/2026 (c)	24,680,000	24,680,000
Connecticut State Health and Educational Facilities Authority, University System Issue Series L, Rev., 3.00%, 11/1/2026	120,000	120,001
Connecticut State Health and Educational Facilities Authority, Yale New Haven Health Issue Series 2024C-1, Rev., VRDO, 2.15%, 9/10/2026 (c)	22,100,000	22,100,000
Connecticut State Health and Educational Facilities Authority, Yale University Series 2017C-1, Rev., 5.00%, 2/1/2028 (c)	85,000	87,799
State of Connecticut
Series 2022G, GO, 5.00%, 11/15/2026	25,000	25,121
Series 2025B, GO, 5.00%, 12/1/2026	14,625,000	14,711,622
Series 2020A, GO, 5.00%, 1/15/2027	40,000	40,356
Series 2024A, GO, 5.00%, 1/15/2027	25,000	25,222
Series 2025D, GO, 5.00%, 8/15/2027	23,295,000	23,825,523
Series 2025B, GO, 5.00%, 12/1/2027	6,500,000	6,691,747
Series 2018F, GO, 5.00%, 9/15/2028	3,695,000	3,871,925
Series 2026A, GO, 5.00%, 9/15/2028	9,460,000	9,912,966
Series 2026B, GO, 5.00%, 9/15/2028	3,000,000	3,143,647
Series E, GO, 5.00%, 10/15/2028	2,150,000	2,156,115
Series 2022E, GO, 5.00%, 11/15/2028	35,000	36,791
Series 2025B, GO, 5.00%, 12/1/2028	1,910,000	2,009,405
Series 2019A, GO, 5.00%, 4/15/2029	500,000	529,321
Series 2026A, GO, 5.00%, 9/15/2029	8,020,000	8,549,837
Series 2026B, GO, 5.00%, 9/15/2029	11,375,000	12,126,484
Series 2025C, GO, 5.00%, 8/15/2030	8,890,000	9,609,292
Series 2025D, GO, 5.00%, 8/15/2030	3,000,000	3,242,731
Series 2018E, GO, 5.00%, 9/15/2030	1,665,000	1,737,348
Series 2022D, GO, 5.00%, 9/15/2030	250,000	270,544
Series 2026B, GO, 5.00%, 9/15/2031	7,250,000	7,949,877
State of Connecticut Special Tax
Series A, Rev., 5.00%, 9/1/2026	165,000	165,000
Series 2018B, Rev., 5.00%, 10/1/2026	80,000	80,159
Series 2021A, Rev., 5.00%, 5/1/2027	55,000	55,898
Series 2022A, Rev., 5.00%, 7/1/2027 (b)	20,000	20,387
Series 2023B, Rev., 5.00%, 7/1/2028	30,000	31,284
Series 2024A-1, Rev., 5.00%, 7/1/2029	45,000	47,810
State of Connecticut Special Tax, Transportation Infrastructure Purpose
Series 2025A, Rev., 5.00%, 7/1/2027	4,500,000	4,591,438
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	295

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Connecticut — continued
Series 2025A, Rev., 5.00%, 7/1/2028	8,700,000	9,072,313
Series 2025A, Rev., 5.00%, 7/1/2029	31,700,000	33,679,798
Town of Madison Series 2025, GO, BAN, 4.00%, 12/17/2026	17,185,000	17,253,419
University of Connecticut Series 2018A, Rev., 5.00%, 4/15/2027	30,000	30,446
Total Connecticut		274,521,152
Delaware — 0.1%
State of Delaware Series 2026B, GO, 5.00%, 5/1/2027	500,000	508,197
University of Delaware
Series 2019, Rev., 5.00%, 11/1/2026	20,000	20,080
Series 2025A, Rev., 5.00%, 11/1/2026	3,130,000	3,142,488
Series 2025A, Rev., 5.00%, 11/1/2028	6,185,000	6,491,766
Total Delaware		10,162,531
District of Columbia — 1.4%
District of Columbia
Series 2026C, GO, VRDO, 2.43%, 9/1/2026 (c)	42,500,000	42,500,000
Series 2019A, GO, 5.00%, 10/15/2026	60,000	60,169
Series 2017D, GO, 5.00%, 6/1/2027	90,000	91,683
Series 2024C, GO, 5.00%, 12/1/2027	5,105,000	5,261,914
Series 2017D, GO, 5.00%, 6/1/2029	2,000,000	2,034,143
District of Columbia Income Tax
Series 2022C, Rev., 5.00%, 12/1/2026	95,000	95,587
Series 2020A, Rev., 5.00%, 3/1/2027	20,000	20,251
District of Columbia Water and Sewer Authority, Subordinate Lien
Series 2024A, Rev., 5.00%, 10/1/2026	1,155,000	1,157,229
Series 2025B, Rev., 5.00%, 10/1/2026	1,355,000	1,357,615
Series 2024A, Rev., 5.00%, 10/1/2027	20,000	20,525
District of Columbia, Children's Hospital Obligated Group
Series 2015, Rev., 5.00%, 7/15/2027	230,000	230,269
Series 2015, Rev., 5.00%, 7/15/2028	265,000	266,612
Series 2015, Rev., 5.00%, 7/15/2029	100,000	100,551
District of Columbia, Federal Highway
Series 2020, Rev., 5.00%, 12/1/2026	40,000	40,230
Series 2020, Rev., 5.00%, 12/1/2028	45,000	47,260
Metropolitan Washington Airports Authority Aviation
Series 2010, Subseries C-2, Rev., VRDO, LOC : TD Bank NA, 2.24%, 9/10/2026 (c)	20,100,000	20,100,000
Series 2019B, Rev., 5.00%, 10/1/2026	30,000	30,054
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

District of Columbia — continued
Series 2021A, Rev., AMT, 5.00%, 10/1/2028	1,355,000	1,408,495
Series 2018A, Rev., AMT, 5.00%, 10/1/2029	5,000,000	5,194,978
Series 2024A, Rev., AMT, 5.00%, 10/1/2030	3,500,000	3,716,666
Series A, Rev., AMT, 5.00%, 10/1/2031	1,000,000	1,001,188
Metropolitan Washington Airports Authority Dulles Toll Road, Second Line Series 2009C, Rev., A.G., 6.50%, 10/1/2026 (b)	16,365,000	16,417,407
Washington Metropolitan Area Transit Authority
Series A-1, Rev., 5.00%, 7/1/2027	100,000	102,024
Series 2017B, Rev., 5.00%, 7/1/2028	30,000	30,598
Series A-1, Rev., 5.00%, 7/1/2028	25,000	25,498
Washington Metropolitan Area Transit Authority Dedicated, Sustainability Bonds Series 2021A, Rev., 5.00%, 7/15/2030	80,000	85,942
Total District of Columbia		101,396,888
Florida — 3.0%
Alachua County Health Facilities Authority, Shands Teaching Hospital and Clinic, Inc. Series B-2, Rev., 5.00%, 12/1/2026 (c)	225,000	225,198
Alachua County School Board Series 2020, COP, A.G., 5.00%, 7/1/2027	20,000	20,361
Central Florida Expressway Authority, Senior Lien
Series 2017, Rev., 5.00%, 7/1/2027 (b)	50,000	50,989
Series 2021, Rev., A.G., 5.00%, 7/1/2027	300,000	306,018
Series 2019B, Rev., 5.00%, 7/1/2029	75,000	79,621
City of Fort Lauderdale Water and Sewer, Prospect Lake Water Treatment Plant Project Series 2023B, Rev., 5.00%, 9/1/2026	40,000	40,000
City of Gainesville Utilities System
Series 2017A, Rev., 5.00%, 10/1/2027 (b)	50,000	51,249
Series 2017A, Rev., 5.00%, 10/1/2028	1,000,000	1,024,774
City of Jacksonville
Series A, Rev., 5.00%, 10/1/2026	25,000	25,047
Series B, Rev., 5.00%, 10/1/2026	25,000	25,047
City of Jacksonville, Health Care Facilities, Baptist Health
Series 2019C, Rev., VRDO, 2.30%, 9/8/2026 (c)	16,100,000	16,100,000
Series 2019B, Rev., VRDO, 2.30%, 9/10/2026 (c)	23,300,000	23,300,000
SEE NOTES TO FINANCIAL STATEMENTS.

296	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
City of Lakeland Department of Electric Utilities
Series 2016, Rev., 5.00%, 10/1/2026	310,000	310,365
Series 2010A, Rev., A.G., 5.25%, 10/1/2028	1,000,000	1,051,903
City of Palm Coast Utility System
Series 2026, Rev., 5.00%, 10/1/2029	4,000,000	4,261,236
Series 2026, Rev., 5.00%, 10/1/2030	3,265,000	3,523,767
City of South Miami Health Facilities Authority, Inc., Baptist Health South Florida Obligated Group Series 2017, Rev., 5.00%, 8/15/2028	45,000	45,958
City of Tallahassee Energy System Series 2020, Rev., 5.00%, 10/1/2027	85,000	87,174
County of Broward Series 2020, Rev., 5.00%, 10/1/2026	1,000,000	1,002,092
County of Broward Airport System Series 2013C, Rev., 5.25%, 10/1/2026	100,000	100,176
County of Lee Series 2015, Rev., 5.00%, 10/1/2026	140,000	140,300
County of Lee Airport Series 2021A, Rev., AMT, 5.00%, 10/1/2028	2,000,000	2,078,960
County of Miami-Dade
Series 2016B, Rev., 5.00%, 4/1/2027	175,000	175,237
Series 2016B, Rev., 5.00%, 4/1/2028	20,000	20,025
County of Miami-Dade Aviation System Series A, Rev., 5.00%, 10/1/2026	2,290,000	2,294,332
County of Miami-Dade Water and Sewer System
Series 2025B, Rev., 5.00%, 10/1/2026	12,000,000	12,023,978
Series 2017B, Rev., 5.00%, 10/1/2027	45,000	46,185
Series 2025B, Rev., 5.00%, 10/1/2027	8,000,000	8,210,660
Series 2025B, Rev., 5.00%, 10/1/2028	10,310,000	10,808,209
Series 2025B, Rev., 5.00%, 10/1/2029	6,000,000	6,401,014
County of Miami-Dade, Building Better Communities Program Series 2015D, GO, 5.00%, 7/1/2028	90,000	90,171
County of St. Lucie, Power and Light Co., Project Series 2000, Rev., VRDO, 2.35%, 9/8/2026 (c)	35,750,000	35,750,000
Duval County Public Schools
Series 2022A, COP, A.G., 5.00%, 7/1/2028	55,000	57,202
Series 2022A, COP, A.G., 5.00%, 7/1/2029	60,000	63,428
Florida Atlantic University Housing System Series 2016A, Rev., 5.00%, 7/1/2028	1,070,000	1,071,757
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Florida Department of Environmental Protection
Series 2017A, Rev., 5.00%, 7/1/2027 (b)	150,000	153,028
Series 2017A, Rev., 5.00%, 7/1/2028 (b)	195,000	203,431
Series 2018A, Rev., 5.00%, 7/1/2028 (b)	25,000	26,081
Florida Department of Management Services
Series 2018A, COP, 5.00%, 11/1/2026	440,000	441,569
Series 2018A, COP, 5.00%, 11/1/2027	1,040,000	1,066,158
Series 2021A, COP, 5.00%, 11/1/2027	125,000	128,144
Series 2018A, COP, 5.00%, 11/1/2028	40,000	41,990
Series 2018A, COP, 5.00%, 11/1/2029	50,000	53,381
Florida Development Finance Corp., Waste Management, Inc., Project Series 2025A, Rev., AMT, 3.40%, 9/1/2028 (c)	5,000,000	4,997,239
Florida Gulf Coast University Financing Corp., Housing Project Series 2008A, Rev., VRDO, LOC : TD Bank NA, 2.26%, 9/10/2026 (c)	8,200,000	8,200,000
Florida Local Government Finance Commission, Fleet Landing at Nocatee Project Series 2025B-3, Rev., 4.20%, 11/15/2030 (e)	6,300,000	6,318,717
Florida Municipal Power Agency, All-Requirements Power Supply Project
Series 2016A, Rev., 5.00%, 10/1/2026	3,090,000	3,095,798
Series 2017A, Rev., 5.00%, 10/1/2026	75,000	75,137
Series 2017A, Rev., 5.00%, 10/1/2027	225,000	230,416
Series 2018A, Rev., 4.00%, 10/1/2028	160,000	161,890
Fort Pierce Utilities Authority Series 2022A, Rev., A.G., 5.00%, 10/1/2027	175,000	179,022
Greater Orlando Aviation Authority Series 2017A, Rev., AMT, 5.00%, 10/1/2027 (b)	1,365,000	1,398,359
Hillsborough County Aviation Authority, Tampa International Airport Series 2022A, Rev., AMT, 5.00%, 10/1/2027	3,000,000	3,066,423
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024E, Rev., VRDO, LIQ : Royal Bank of Canada, 3.00%, 9/1/2026 (c)	20,000,000	20,000,000
Hillsborough County School Board, Master Lease Program Series 2018, COP, 5.00%, 7/1/2029	3,100,000	3,219,181
JEA Electric System
Series 2017B, Rev., 5.00%, 10/1/2027	7,000,000	7,176,749
Series 2020A, Rev., 5.00%, 10/1/2028	145,000	151,616
Series 2017B, Rev., 5.00%, 10/1/2029	75,000	76,742
JEA Water and Sewer System
Series 2008A-1, Rev., VRDO, LIQ : US Bank NA, 2.90%, 9/1/2026 (c)	11,500,000	11,500,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	297

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Series 2017A, Rev., 5.00%, 10/1/2026	25,000	25,054
Series 2017A, Rev., 5.00%, 10/1/2030	2,155,000	2,206,408
Lee County School Board (The)
Series 2020A, COP, 5.00%, 8/1/2027	30,000	30,659
Series 2020A, COP, 5.00%, 8/1/2028	65,000	67,901
Miami-Dade County Expressway Authority, Toll System
Series 2014A, Rev., 5.00%, 7/1/2027	375,000	375,643
Series 2014B, Rev., 5.00%, 7/1/2027	1,000,000	1,001,715
Series 2016A, Rev., 5.00%, 7/1/2028	260,000	260,422
Series 2014A, Rev., 5.00%, 7/1/2029	150,000	150,236
Series 2016A, Rev., 5.00%, 7/1/2029	25,000	25,039
Okaloosa County School Board Series 2022A, COP, 5.00%, 10/1/2027	65,000	66,522
Orange County Convention Center
Series 2016B, Rev., 5.00%, 10/1/2026 (b)	155,000	155,300
Series 2016B, Rev., 5.00%, 10/1/2026	20,000	20,039
Series 2017, Rev., 5.00%, 10/1/2027	135,000	138,529
Series 2017, Rev., 5.00%, 10/1/2028	35,000	36,649
Orange County Health Facilities Authority, Orlando Health Obligated Group
Series 2016A, Rev., 5.00%, 10/1/2026	1,000,000	1,001,764
Series 2019B, Rev., 5.00%, 10/1/2026	100,000	100,164
Series 2023A, Rev., 5.00%, 10/1/2028	55,000	57,282
Series 2023A, Rev., 5.00%, 10/1/2029	55,000	58,091
Orange County School Board
Series 2016B, COP, 5.00%, 8/1/2027	100,000	100,189
Series 2017B, COP, 5.00%, 8/1/2027	1,080,000	1,102,637
Orlando Utilities Commission
Series 2020A, Rev., 5.00%, 10/1/2026	60,000	60,124
Series 2020A, Rev., 5.00%, 10/1/2027	50,000	51,306
Palm Beach County School District
Series 2018B, COP, 5.00%, 8/1/2028	115,000	119,892
Series B, COP, 5.00%, 8/1/2028	100,000	104,253
Pasco County School Board Series 2022A, COP, 5.00%, 8/1/2027	90,000	91,845
Polk County School District Series 2019A, COP, 5.00%, 1/1/2027	25,000	25,192
Sarasota County School Board, Florida Certificates of Participation Master Lease Program
Series 2022A, COP, 5.00%, 7/1/2027	30,000	30,579
Series 2023A, COP, 5.00%, 7/1/2029	20,000	21,182
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
School District of Broward County, Florida Certificates of Participation
Series 2019A, COP, 5.00%, 7/1/2029	130,000	137,245
Series 2019B, COP, 5.00%, 7/1/2029	75,000	79,180
State of Florida
Series 2022B, GO, 5.00%, 6/1/2027	35,000	35,649
Series 2023A, GO, 5.00%, 6/1/2027	1,895,000	1,930,162
State of Florida Department of Education Series 2018A, Rev., 5.00%, 7/1/2027	65,000	66,121
State of Florida Department of Transportation Series 2020, Rev., 5.00%, 7/1/2030	25,000	26,948
State of Florida Department of Transportation Turnpike System
Series 2026A, Rev., 5.00%, 7/1/2027	1,875,000	1,912,474
Series 2025A, Rev., 5.00%, 7/1/2029	2,990,000	3,175,897
Series 2024A, Rev., 6.00%, 7/1/2029	20,000	21,808
State of Florida Department of Transportation, Indirect Garvees
Series 2019A, Rev., 5.00%, 7/1/2027	70,000	71,376
Series 2021A, Rev., 5.00%, 7/1/2027	60,000	61,179
Series 2019A, Rev., 5.00%, 7/1/2028	25,000	26,015
Series 2019A, Rev., 5.00%, 7/1/2029	160,000	169,409
State of Florida Lottery Series 2017A, Rev., 5.00%, 7/1/2028	45,000	46,950
State of Florida, Public Education Capital Outlay Series 2021B, GO, 5.00%, 6/1/2029	40,000	42,493
Tampa Bay Water, Utility System Series 2001A, Rev., NATL - RE, 6.00%, 10/1/2029 (b)	5,470,000	5,930,241
Total Florida		224,041,267
Georgia — 0.4%
Albany-Dougherty Payroll Development Authority, Procter & Gamble Paper Products Series 1999, Rev., 5.20%, 5/15/2028	25,000	25,818
Bartow County Development Authority, Pollution Control, Georgia Power Co. Plant Bowen Project Series 2009-1, Rev., 3.95%, 3/8/2028 (c)	690,000	698,694
Bartow County School District Series 2022, GO, 5.00%, 10/1/2027	30,000	30,767
City of Atlanta Water and Wastewater
Series 2018B, Rev., 5.00%, 11/1/2026	20,000	20,079
Series 2017A, Rev., 5.00%, 11/1/2027 (b)	190,000	195,209
SEE NOTES TO FINANCIAL STATEMENTS.

298	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — continued
Series 2018C, Rev., 5.00%, 11/1/2027 (b)	50,000	51,370
Series 2004, Rev., A.G., 5.75%, 11/1/2027	1,350,000	1,401,809
City of Atlanta Water and Wastewater, Subordinate Lien
Series 2026, Rev., 5.00%, 11/1/2026	1,750,000	1,757,273
Series 2026, Rev., 5.00%, 11/1/2029	15,660,000	16,743,147
Series 2026, Rev., 5.00%, 11/1/2030	4,335,000	4,704,825
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project
Series 2013-1, Rev., 3.38%, 3/12/2027 (c)	200,000	200,377
Series 2012-2, Rev., 3.30%, 8/21/2029 (c)	3,250,000	3,262,630
Houston County School District, Sales Tax Series 2022, GO, 5.00%, 9/1/2027	25,000	25,602
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Series 2017D, Rev., 4.00%, 7/1/2029	1,275,000	1,287,736
Private Colleges and Universities Authority, Emory University Series 2019A, Rev., 5.00%, 9/1/2026	65,000	65,000
Total Georgia		30,470,336
Guam — 0.0% ^
Territory of Guam (Guam)
Series 2025G, Rev., 5.00%, 1/1/2028	500,000	511,667
Series 2025G, Rev., 5.00%, 1/1/2029	850,000	882,952
Total Guam		1,394,619
Hawaii — 0.0% ^
City and County of Honolulu
Series A, GO, 5.00%, 9/1/2026	20,000	20,000
Series A, GO, 5.00%, 9/1/2027	25,000	25,603
County of Hawaii Series C, GO, 5.00%, 9/1/2026	20,000	20,000
County of Maui Series 2025, GO, 5.00%, 9/1/2026	75,000	75,000
State of Hawaii
Series FH, GO, 5.00%, 10/1/2026	135,000	135,273
Series ET, GO, 5.00%, 10/1/2028	25,000	25,051
Series 2016FB, GO, 4.00%, 4/1/2029	125,000	125,112
Series EO, GO, 5.00%, 8/1/2029	40,000	40,479
Total Hawaii		466,518
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Idaho — 0.0% ^
Idaho Health Facilities Authority, Trinity Health Series 2015ID, Rev., 5.50%, 12/1/2027	95,000	95,544
Idaho State Building Authority, School Modernization Facilities Series 2025A, Rev., 5.00%, 6/1/2027	1,350,000	1,374,340
Total Idaho		1,469,884
Illinois — 1.2%
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2022D, Rev., 5.00%, 1/1/2027	30,000	30,235
Series 2025D, Rev., 5.00%, 1/1/2027	1,000,000	1,007,823
Series A, Rev., 5.00%, 1/1/2027	70,000	70,548
Series 2025D, Rev., 5.00%, 1/1/2028	1,200,000	1,235,624
Series C, Rev., 5.00%, 1/1/2028	60,000	60,448
Series E, Rev., 5.25%, 1/1/2028	125,000	126,037
City of Aurora Series 2015C, GO, 3.00%, 12/30/2026	2,350,000	2,350,156
City of Chicago Series 1999, GO, NATL - RE, Zero Coupon, 1/1/2027 (b)	3,900,000	3,860,762
City of Chicago, Capital Appreciation City College Series 1999, GO, NATL - RE, Zero Coupon, 1/1/2028 (b)	10,925,000	10,491,056
City of Chicago, Waterworks, Second Lien Series 2017, Rev., 5.00%, 11/1/2026	45,000	45,157
City of Decatur Series 2022, GO, 4.00%, 3/1/2027	200,000	201,200
Cook Kane Lake and McHenry Counties Community College District No. 512, William Rainey Harper College Series 2017B, GO, 5.00%, 12/1/2027	375,000	385,819
County of Cook
Series 2021B, GO, 4.00%, 11/15/2026	120,000	120,346
Series 2016A, GO, 5.00%, 11/15/2026	45,000	45,212
Series 2021A, GO, 5.00%, 11/15/2028	110,000	115,020
Illinois Finance Authority
Series 2016C, Rev., 4.00%, 2/15/2027 (b)	100,000	100,568
Series 2016C, Rev., 5.00%, 2/15/2027 (b)	4,500,000	4,545,796
Illinois Finance Authority, Carte Foundation (The)
Series 2021A, Rev., 5.00%, 8/15/2027	210,000	214,364
Series 2021A, Rev., 5.00%, 8/15/2028	340,000	353,633
Series 2021B, Rev., 5.00%, 8/15/2031 (c)	235,000	251,487
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	299

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority, Clean Water Initiative Revolving Fund
Series 2017, Rev., 5.00%, 1/1/2027	2,820,000	2,842,240
Series 2020, Rev., 5.00%, 1/1/2029	35,000	36,828
Illinois Finance Authority, Edward Elmhurst Healthcare
Series 2017A, Rev., 4.00%, 1/1/2027 (b)	45,000	45,185
Series 2017A, Rev., 5.00%, 1/1/2027 (b)	975,000	982,212
Illinois Finance Authority, Northwestern Memorial Healthcare Series 2017A, Rev., 5.00%, 7/15/2028	20,000	20,611
Illinois Finance Authority, Northwestern University Series 2015, Rev., 5.00%, 12/1/2026	80,000	80,269
Illinois Finance Authority, Presence Health Network
Series 2016C, Rev., 4.00%, 2/15/2027 (b)	6,075,000	6,109,523
Series 2016C, Rev., 5.00%, 2/15/2028	520,000	524,896
Illinois Finance Authority, State Clean Water Initiative Series 2017, Rev., 5.00%, 7/1/2027	170,000	171,321
Illinois Finance Authority, Uchicago Medicine Series 2022B-2, Rev., 5.00%, 8/15/2027 (c)	3,000,000	3,041,699
Illinois Finance Authority, Waste Management, Inc. Project Series 2023, Rev., AMT, 4.60%, 10/1/2026 (c)	980,000	981,092
Illinois State Toll Highway Authority
Series 2018A, Rev., 5.00%, 1/1/2028	180,000	185,652
Series 2019B, Rev., 5.00%, 1/1/2028	20,000	20,628
Series 2019C, Rev., 5.00%, 1/1/2028	630,000	649,784
Series 2018A, Rev., 5.00%, 1/1/2029	100,000	105,038
Series 2019C, Rev., 5.00%, 1/1/2030	70,000	74,671
Northern Illinois Municipal Power Agency
Series 2016A, Rev., 5.00%, 12/1/2026	95,000	95,500
Series 2016A, Rev., 5.00%, 12/1/2029	1,315,000	1,321,208
Regional Transportation Authority Series 2017A, Rev., 5.00%, 7/1/2029	2,730,000	2,778,276
State of Illinois
Series 2018A, GO, 5.00%, 10/1/2026	2,880,000	2,885,221
Series 2018B, GO, 5.00%, 10/1/2026	225,000	225,408
Series 2020B, GO, 5.00%, 10/1/2026	1,305,000	1,307,366
Series 2017D, GO, 5.00%, 11/1/2026	19,825,000	19,897,096
Series 2019A, GO, 5.00%, 11/1/2026	80,000	80,291
Series 2016, GO, 5.00%, 2/1/2027	825,000	832,567
Series 2022A, GO, 5.00%, 3/1/2027	50,000	50,552
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — continued
Series 2016, GO, 5.00%, 11/1/2027	1,110,000	1,113,768
Series 2017D, GO, 5.00%, 11/1/2027	1,925,000	1,973,542
Series 2021C, GO, 4.00%, 3/1/2028	800,000	811,880
Series 2022B, GO, 5.00%, 3/1/2028	50,000	51,582
Series 2023D, GO, 5.00%, 7/1/2028	75,000	77,850
Series 2020B, GO, 5.00%, 10/1/2028	175,000	182,467
Series 2017D, GO, 5.00%, 11/1/2028	4,010,000	4,104,855
Series 2021A, GO, 5.00%, 12/1/2028	50,000	52,264
Series 2024, GO, 5.00%, 2/1/2029	1,180,000	1,235,731
Series 2021A, GO, 5.00%, 3/1/2029	1,350,000	1,415,875
Series 2018A, GO, 5.00%, 5/1/2029	2,000,000	2,064,764
Series 2017C, GO, 5.00%, 11/1/2029	3,800,000	3,884,969
Series 2021A, GO, 5.00%, 12/1/2029	65,000	68,796
Series 2018A, GO, 5.00%, 10/1/2030	1,675,000	1,735,329
State of Illinois Sales Tax
Series 2021A, Rev., 4.00%, 6/15/2028	20,000	20,415
Series 2021A, Rev., 4.00%, 6/15/2029	55,000	56,346
Williamson Jackson Etc. Counties Community College Dist No. 530 John A Logan College Series 2025, GO, A.G., 5.00%, 12/1/2026	660,000	663,105
Total Illinois		90,469,963
Indiana — 1.2%
City of Indianapolis Department of Public Utilities Gas Utility, Second Lien Series 2017A, Rev., 5.00%, 8/15/2027	110,000	112,472
City of Indianapolis, Department of Public Utilities Water System, First Lien Series 2018A, Rev., 5.00%, 10/1/2026	25,000	25,048
Indiana Finance Authority
Series 2019A, Rev., 5.00%, 2/1/2027	85,000	85,892
Series 2016C, Rev., 5.00%, 6/1/2027	230,000	231,363
Series 2017A, Rev., 5.00%, 6/1/2027 (b)	50,000	50,911
Series 2017A, Rev., 5.00%, 12/1/2027 (b)	25,000	25,748
Indiana Finance Authority, Ascension Senior Credit Group
Series 2025A-1, Rev., 5.00%, 11/15/2028	1,465,000	1,533,554
Series 2025A-1, Rev., 5.00%, 11/15/2029	5,385,000	5,720,459
Indiana Finance Authority, Citizen Energy Group Project
Series 2026B, Rev., 5.00%, 10/1/2026	8,710,000	8,726,523
Series 2026B, Rev., 5.00%, 10/1/2027	5,215,000	5,336,594
Series 2026B, Rev., 5.00%, 10/1/2028	11,525,000	12,084,796
SEE NOTES TO FINANCIAL STATEMENTS.

300	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
Series 2026B, Rev., 5.00%, 10/1/2030	2,850,000	3,085,239
Series 2026B, Rev., 5.00%, 10/1/2031	5,830,000	6,382,359
Indiana Finance Authority, Community Foundation of Northern Indiana Obligated Group Series 2016, Rev., 5.00%, 9/1/2026	300,000	300,000
Indiana Finance Authority, CWA Authority Project, First Lien
Series 2021-1, Rev., 5.00%, 10/1/2027	135,000	138,513
Series 2022A, Rev., 5.00%, 10/1/2027	25,000	25,650
Indiana Finance Authority, CWA Authority Project, Second Lien Series 2021-2, Rev., 5.00%, 10/1/2027	20,000	20,520
Indiana Finance Authority, Deaconess Health System Series 2016A, Rev., 4.00%, 9/1/2026 (b)	2,565,000	2,565,000
Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group Series 2017B, Rev., 5.00%, 11/1/2026	100,000	100,353
Indiana Finance Authority, Indiana University Health Obligated Group
Series 2023B1, Rev., 5.00%, 7/1/2028 (c)	3,695,000	3,823,433
Series 2025D-1, Rev., 5.00%, 10/1/2029 (c)	2,500,000	2,622,810
Series 2023B-2, Rev., 5.00%, 7/1/2030 (c)	4,095,000	4,364,487
Indiana Finance Authority, Stadium Project
Series 2025A, Rev., 5.00%, 2/1/2028	1,580,000	1,633,294
Series 2022A, Rev., 5.00%, 2/1/2029	300,000	315,380
Series 2022A, Rev., 5.00%, 2/1/2030	160,000	170,688
Indiana Finance Authority, State Revolving Fund Program
Series 2025C, Rev., 5.00%, 2/1/2027	1,380,000	1,394,478
Series 2018A, Rev., 5.00%, 2/1/2028 (b)	55,000	56,858
Indiana Municipal Power Agency, Power Supply System Series 2019B, Rev., VRDO, LOC : Truist Bank, 3.00%, 9/1/2026 (c)	14,600,000	14,600,000
Indiana University Series 2016A, Rev., 5.00%, 6/1/2028	20,000	20,039
Indianapolis Local Public Improvement Bond Bank
Series 2019A, Rev., 5.00%, 2/1/2028	25,000	25,775
Series 2018B, Rev., 5.00%, 1/1/2029 (b)	25,000	26,311
Indianapolis Local Public Improvement Bond Bank, Unlimited AD Valorem Property Tax Supported Project
Series 2025C, Rev., 5.00%, 1/15/2027	1,325,000	1,336,502
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Indiana — continued
Series 2025D, Rev., 5.00%, 1/15/2027	2,500,000	2,521,703
Series 2025C, Rev., 5.00%, 1/15/2028	2,000,000	2,060,147
Series 2025D, Rev., 5.00%, 1/15/2028	3,000,000	3,094,446
Pike Township Multi-School Building Corp. Series 2025, Rev., 5.00%, 1/15/2027	4,625,000	4,663,368
Total Indiana		89,280,713
Iowa — 0.7%
County of Polk, Capital Loan Notes, Exempt Facility Bonds Series 2024A, GO, AMT, 5.00%, 6/1/2030	2,170,000	2,302,003
Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co., Project Series 2011, Rev., VRDO, 2.30%, 9/10/2026 (c)	21,600,000	21,600,000
PEFA, Inc., Gas Project Series 2019, Rev., VRDO, 5.00%, 9/1/2026 (c)	22,315,000	22,315,000
State of Iowa, Ijobs Program Series 2016A, Rev., 5.00%, 6/1/2027	3,610,000	3,617,587
Xenia Rural Water District, Capital Loan Notes Series 2016, Rev., 5.00%, 12/1/2026 (b)	185,000	186,065
Total Iowa		50,020,655
Kansas — 0.6%
Butler County Unified School District No. 385 Andover Series 2017, GO, 4.00%, 9/1/2027	2,000,000	2,026,337
City of Derby Series 2024-1, GO, 4.00%, 12/1/2026	4,180,000	4,182,994
City of Olathe Series 2025A, GO, 5.00%, 9/1/2026	8,370,000	8,370,000
County of Johnson Series 2018A, GO, 5.00%, 9/1/2026	25,000	25,000
Johnson County Unified School District No. 233 Olathe Series 2016C, GO, 5.00%, 9/1/2026	20,000	20,000
Kansas Development Finance Authority Series 2020B, Rev., 5.00%, 5/1/2028	35,000	36,380
Kansas Development Finance Authority, AdventHealth Series 2021B, Rev., 5.00%, 11/15/2028 (c)	9,370,000	9,789,829
Kansas Development Finance Authority, State of Kansas Project
Series 2019F, Rev., 5.00%, 11/1/2026	30,000	30,117
Series 2020R, Rev., 5.00%, 11/1/2026	30,000	30,117
Riley County Unified School District No. 383 Manhattan-Ogden Series 2018A, GO, 5.00%, 9/1/2027 (b)	1,825,000	1,869,038
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	301

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Kansas — continued
Riley County Unified School District No. 383, Manhattan-Ogden Series 2018A, GO, 5.00%, 9/1/2027 (b)	100,000	102,413
State of Kansas Department of Transportation
Series 2018A, Rev., 5.00%, 9/1/2026	105,000	105,000
Series 2024A, Rev., 5.00%, 9/1/2026	665,000	665,000
Series 2025A, Rev., 5.00%, 9/1/2026	150,000	150,000
Series 2018A, Rev., 5.00%, 9/1/2027	20,000	20,494
Series 2025A, Rev., 5.00%, 9/1/2027	2,370,000	2,428,515
Series 2025A, Rev., 5.00%, 9/1/2028	4,375,000	4,578,475
University of Kansas Hospital Authority
Series 2017A, Rev., 5.00%, 3/1/2027 (b)	1,245,000	1,260,201
Series 2026B, Rev., 5.00%, 3/1/2030 (c)	5,000,000	5,285,293
Wyandotte County Unified School District No. 500 Kansas City Series A, GO, 5.50%, 9/1/2026 (b)	850,000	850,000
Total Kansas		41,825,203
Kentucky — 0.6%
County of Trimble Series 2023A, Rev., AMT, 4.70%, 6/1/2027 (c)	1,000,000	1,006,519
Kentucky Asset Liability Commission, Federal Highway Trust Series 2025A, Rev., 5.00%, 9/1/2026	1,575,000	1,575,000
Kentucky Economic Development Finance Authority, Norton Healthcare, Inc. Series 2000B, Rev., NATL - RE, Zero Coupon, 10/1/2028 (b)	245,000	230,282
Kentucky Housing Corp., Multi Family Housing Beecher Terrace Phase IV Project Series 2023, Rev., VRDO, 5.00%, 9/1/2043 (c)	100,000	100,000
Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Program Series 2016A, Rev., 5.00%, 2/1/2027	75,000	75,151
Kentucky State Property and Building Commission, Project No. 112 Series B, Rev., 5.00%, 11/1/2026	2,180,000	2,188,341
Kentucky State Property and Building Commission, Project No. 113 Series 2024B, Rev., 5.00%, 11/1/2027	1,000,000	1,027,480
Kentucky State Property and Building Commission, Project No. 115 Series 2008, Rev., 5.00%, 4/1/2028	1,415,000	1,434,054
Kentucky State Property and Building Commission, Project No. 122 Series A, Rev., 5.00%, 11/1/2027	1,000,000	1,027,480
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Kentucky — continued
Kentucky State Property and Building Commission, Project No. 130
Series 2024B, Rev., 5.00%, 11/1/2026	125,000	125,484
Series 2024A, Rev., 5.00%, 11/1/2027	600,000	616,488
Series 2024B, Rev., 5.00%, 11/1/2030	170,000	183,413
Kentucky State Property and Building Commission, Project No. 131
Series A, Rev., 5.00%, 10/1/2027	1,850,000	1,897,333
Series A, Rev., 5.00%, 10/1/2028	1,600,000	1,673,069
Kentucky State Property and Building Commission, Project No. 133
Series A, Rev., 5.00%, 9/1/2026	3,000,000	3,000,000
Series B, Rev., 5.00%, 9/1/2026	3,000,000	3,000,000
Series A, Rev., 5.00%, 9/1/2027	3,000,000	3,071,073
Series A, Rev., 5.00%, 9/1/2029	6,000,000	6,367,862
Kentucky State Property and Building Commission, Project No. 135 Series A, Rev., 5.00%, 3/1/2027	3,500,000	3,541,615
Kentucky Turnpike Authority, Revitalization Projects
Series B, Rev., 4.00%, 7/1/2027	205,000	207,334
Series 2026A, Rev., 5.00%, 7/1/2027	2,495,000	2,543,825
Series B, Rev., 5.00%, 7/1/2027	30,000	30,587
Louisville and Jefferson County Metro Government Health SystemBonds, Norton Healthcare, Inc. Series 2016A, Rev., 5.00%, 10/1/2026	2,385,000	2,389,614
Louisville and Jefferson County Metro Government, Kentucky General Bonds Series 2020A, GO, 5.00%, 10/1/2026	1,270,000	1,272,558
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc.
Series 2016A, Rev., 5.00%, 10/1/2026	50,000	50,089
Series 2020D, Rev., 5.00%, 10/1/2029 (c)	3,900,000	4,084,056
Total Kentucky		42,718,707
Louisiana — 0.7%
Louisiana Local Government Environmental Facilities and Community Development Authority Series 2017, Rev., 5.00%, 10/1/2026	200,000	200,380
Louisiana Public Facilities Authority, Tulane University of Louisiana Project Series 2016A, Rev., 5.00%, 12/15/2026	70,000	70,438
Louisiana Public Facilities Authority, Willis Knighton Medical Center Project Series 1997, Rev., 5.00%, 9/1/2027 (b)	3,300,000	3,377,982
SEE NOTES TO FINANCIAL STATEMENTS.

302	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Louisiana — continued
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017C, Rev., 3.30%, 7/3/2028 (c)	1,000,000	1,002,440
State of Louisiana
Series 2017-B, GO, 5.00%, 10/1/2026	1,000,000	1,001,991
Series 2024E, GO, 5.00%, 9/1/2028	2,400,000	2,512,099
Series 2024E, GO, 5.00%, 9/1/2029	1,000,000	1,065,167
State of Louisiana Gasoline and Fuels Tax, Second Lien
Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (c)	5,885,000	5,885,000
Series 2023A-2, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (c)	33,700,000	33,700,000
Total Louisiana		48,815,497
Maine — 0.5%
Maine Municipal Bond Bank, Transportation Infrastructure Bonds, TransCap Program Series 2021A, Rev., 5.00%, 9/1/2026 (b)	150,000	150,000
Maine School Administrative District No. 51 Series 2025B, GO, BAN, 4.00%, 12/15/2026	32,500,000	32,616,750
Maine Turnpike Authority
Series 2025, Rev., 5.00%, 7/1/2029	1,640,000	1,741,456
Series 2025, Rev., 5.00%, 7/1/2030	1,300,000	1,399,277
Total Maine		35,907,483
Maryland — 1.0%
County of Anne Arundel Series 2025, GO, 5.00%, 4/1/2027	1,000,000	1,014,878
County of Baltimore Series 2016, COP, 5.00%, 10/1/2026	25,000	25,048
County of Baltimore, Equipment Acquisition Program Series 2025, COP, 5.00%, 3/1/2027	175,000	177,062
County of Wicomico Series 2016, GO, 4.00%, 11/1/2026	25,000	25,061
Maryland Health and Higher Educational Facilities Authority, University of Maryland Medical System
Series 2025C-1, Rev., VRDO, LOC : Truist Bank, 3.00%, 9/1/2026 (c)	45,000,000	45,000,000
Series 2025C-2, Rev., VRDO, LOC : PNC Bank NA, 2.28%, 9/10/2026 (c)	19,550,000	19,550,000
State of Maryland
Series 2017C, GO, 5.00%, 8/1/2027	35,000	35,785
Series 2017, GO, 5.00%, 3/15/2028	2,800,000	2,837,163
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Maryland — continued
State of Maryland Department of Transportation
Series 2019, Rev., 5.00%, 10/1/2026	25,000	25,050
Series 2018, Rev., 5.00%, 10/1/2028	4,645,000	4,653,781
State of Maryland, State and Local Facilities Loan of 2021 Series 2022D, GO, 4.00%, 8/1/2029	60,000	62,202
Total Maryland		73,406,030
Massachusetts — 3.9%
City of Brockton
GO, BAN, 5.00%, 10/8/2026	5,000,000	5,011,039
Series 2026, GO, BAN, 5.00%, 10/8/2026	7,570,000	7,587,666
City of Peabody Series 2026, GO, BAN, 4.00%, 7/22/2027	29,402,500	29,712,258
Commonwealth of Massachusetts Series 2021A, GO, 5.00%, 9/1/2029	3,000,000	3,204,347
Commonwealth of Massachusetts Federal Highway, Accelerated Bridge Program Series C, GO, 5.00%, 10/1/2026	50,000	50,103
Commonwealth of Massachusetts, Consolidated Loan of 2025
Series 2025B, GO, 5.00%, 6/1/2028	2,000,000	2,085,719
Series 2025B, GO, 5.00%, 6/1/2029	3,000,000	3,190,356
Cotuit Fire District, GO, BAN, 4.00%, 12/4/2026	9,100,000	9,129,878
Lowell Regional Transit Authority Series 2026, Rev., RAN, GTD, 4.00%, 6/28/2027 (f)	7,750,000	7,811,924
Massachusetts Bay Transportation Authority Assessment Series 2006A, Rev., 5.25%, 7/1/2027 (b)	145,000	148,103
Massachusetts Development Finance Agency, Children's Hospital Corp Obligated Group Series 2024U-2, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (c)	40,000,000	40,000,000
Massachusetts Development Finance Agency, Partners Healthcare System Issue
Series 2016Q, Rev., 5.00%, 7/1/2027	45,000	45,060
Series 2016Q, Rev., 5.00%, 7/1/2028	305,000	305,394
Massachusetts Development Finance Agency, The Broad Institute Series 2017, Rev., 5.00%, 4/1/2027	30,000	30,433
Massachusetts School Building Authority, Dedicated Sales Tax Series 2016B, Rev., 5.00%, 11/16/2026 (b)	240,000	241,169
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	303

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Massachusetts — continued
Massachusetts Transportation Trust Fund Metropolitan Highway System, Commonwealth Contract Assistance Secured Series 2018A, Rev., 5.00%, 1/1/2027	40,000	40,320
Metrowest Regional Transit Authority, Rev., RAN, GTD, 4.00%, 9/10/2027 (f)	6,743,000	6,802,879
Narragansett Regional School District, GO, BAN, 4.00%, 4/9/2027	5,060,000	5,082,593
North Middlesex Regional School District, GO, BAN, 4.00%, 10/30/2026	11,400,257	11,424,660
Town of Georgetown Series 2026, GO, BAN, 4.00%, 6/30/2027	13,000,000	13,118,890
Town of Lancaster Series 2026, GO, BAN, 4.00%, 9/2/2027 (f)	5,230,000	5,284,625
Town of Longmeadow Series 2026, GO, BAN, 4.00%, 6/22/2027	43,964,601	44,362,727
Town of Orange, GO, BAN, 4.00%, 12/17/2026	6,667,450	6,692,784
Town of Salisbury Series 2026, GO, BAN, 4.00%, 9/2/2027 (f)	10,613,000	10,745,717
Town of Southborough, GO, BAN, 3.50%, 1/28/2027	8,300,000	8,329,401
Town of Southbridge, GO, BAN, 4.00%, 5/27/2027	21,907,360	22,114,220
University of Massachusetts Building Authority
Series 2021-1, Rev., 5.00%, 11/1/2026	90,000	90,365
Series 2026-1, Rev., 5.00%, 11/1/2027	12,695,000	13,051,410
Series 2026-1, Rev., 5.00%, 11/1/2030	7,140,000	7,753,222
Series 2026-2, Rev., 5.00%, 11/1/2030	7,450,000	8,089,847
Series 2026-1, Rev., 5.00%, 11/1/2031	3,000,000	3,301,054
Series 2026-2, Rev., 5.00%, 11/1/2031	2,000,000	2,200,703
Western Massachusetts Emergency Communications District, GO, BAN, 4.00%, 4/23/2027	10,813,571	10,868,794
Total Massachusetts		287,907,660
Michigan — 2.0%
Birmingham City School District Series 2023, GO, 5.00%, 5/1/2027	50,000	50,792
Grand Valley State University Series 2016A, Rev., 5.00%, 12/1/2027	1,625,000	1,627,517
Great Lakes Water Authority Water Supply System
Series 2026A, Rev., 5.00%, 7/1/2027	4,000,000	4,081,546
Series 2026C, Rev., 5.00%, 7/1/2027	1,315,000	1,341,808
Series 2026A, Rev., 5.00%, 7/1/2028	14,135,000	14,752,322
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Michigan — continued
Series 2026C, Rev., 5.00%, 7/1/2028	2,450,000	2,557,000
Series 2026A, Rev., 5.00%, 7/1/2029	6,450,000	6,830,734
Michigan Finance Authority, Beaumont Spectrum Series 2022A, Rev., 5.00%, 4/15/2027	50,000	50,660
Michigan Finance Authority, Clean Water Revolving Fund Series 2016B, Rev., 5.00%, 10/1/2026	25,000	25,051
Michigan Finance Authority, Henry Ford Health System Series 2016, Rev., 5.00%, 11/15/2026	720,000	723,347
Michigan Finance Authority, Hospital Trinity Health Credit Group
Series 2015MI, Rev., 5.50%, 12/1/2026	710,000	712,864
Series 2017A-MI, Rev., 5.00%, 12/1/2027	60,000	61,628
Series 2015MI, Rev., 5.50%, 12/1/2027	2,130,000	2,146,087
Michigan Finance Authority, Trinity Health Credit Group
Series 2017A-MI, Rev., 5.00%, 12/1/2026	45,000	45,242
Series 2017MI, Rev., 5.00%, 12/1/2027	195,000	198,092
Series 2019MI-1, Rev., 5.00%, 12/1/2028	20,000	20,961
Series 2015MI, Rev., 5.50%, 12/1/2028	45,000	45,487
Michigan State Building Authority
Series 2016I, Rev., 5.00%, 10/15/2026	1,380,000	1,384,006
Series 2020I, Rev., 5.00%, 4/15/2028	45,000	46,736
Michigan State Building Authority, Facilities Program
Series 2023-I, Rev., VRDO, 2.38%, 9/10/2026 (c)	33,000,000	33,000,000
Series 2023 II, Rev., 5.00%, 10/15/2026	25,000	25,073
Michigan State Building Authority, Multi Modal Program Series III, Rev., VRDO, 2.38%, 9/10/2026 (c)	8,635,000	8,635,000
Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group
Series 2010F-6, Rev., 4.00%, 11/15/2026 (b)	230,000	230,591
Series 1999B-3, Rev., 4.00%, 11/15/2027	280,000	284,044
Michigan State Hospital Finance Authority, Ascension Senior Credit Group Series 2010F-7, Rev., 5.00%, 11/15/2026 (b)	3,550,000	3,566,326
Michigan State Housing Development Authority, Clark Road Family Apartments Series 2023, Rev., 2.67%, 10/1/2026 (c)	2,980,000	2,979,533
SEE NOTES TO FINANCIAL STATEMENTS.

304	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Michigan — continued
Michigan State Housing Development Authority, Rental Housing
Series 2024A, Rev., 3.63%, 10/1/2029	12,490,000	12,491,331
Series 2024A, Rev., 3.70%, 4/1/2030	14,385,000	14,353,579
Michigan Strategic Fund, Consumers Co. Project Series 2019, Rev., AMT, 3.35%, 10/1/2027 (c)	1,700,000	1,697,194
RIB Floater Trust Various States Series 2022-046, Rev., VRDO, LOC : Barclays Bank plc, 3.08%, 9/1/2026 (c) (e)	30,000,000	30,000,000
University of Michigan Series 2019A, Rev., 5.00%, 4/1/2027	30,000	30,429
Wayne County Airport Authority Series C, Rev., 5.00%, 12/1/2026	210,000	211,186
Total Michigan		144,206,166
Minnesota — 1.7%
City of Minneapolis and The Housing and Redevelopment Authority of City of St. Paul, Allina Health System Series 2017A, Rev., 5.00%, 11/15/2028	35,000	35,466
City of Minneapolis, Allina Health System Series 2023A, Rev., 5.00%, 11/15/2028 (c)	55,000	57,232
City of Minneapolis, Health Care System, Allina Health System Series 2023B, Rev., 5.00%, 11/15/2030 (c)	1,735,000	1,847,210
City of Rochester, Health Care Facilities, Mayo Clinic Series 2008A, Rev., VRDO, 2.05%, 9/10/2026 (c)	22,000,000	22,000,000
Duluth Independent School District No. 709
Series 2016A, COP, 4.00%, 2/1/2027	50,000	50,056
Series 2016A, COP, 4.00%, 2/1/2028	2,750,000	2,753,007
Series 2019B, COP, 5.00%, 2/1/2028	395,000	406,807
Minnesota Municipal Gas Agency Series 2022B, Rev., LIQ : Royal Bank of Canada, (SOFR + 1.00%), 3.45%, 9/4/2026 (d)	15,000,000	15,035,243
North St Paul-Maplewood-Oakdale Independent School District No. 622 Series 2021A, GO, 4.00%, 2/1/2029	255,000	261,968
State of Minnesota
Series 2025B, GO, 5.00%, 8/1/2027	2,535,000	2,592,571
Series 2025E, GO, 5.00%, 8/1/2027	14,890,000	15,228,158
Series 2023B, GO, 5.00%, 8/1/2029	250,000	266,136
State of Minnesota, Various Purpose
Series 2025A, GO, 5.00%, 8/1/2027	10,000,000	10,227,104
Series 2025D, GO, 5.00%, 8/1/2027	48,305,000	49,402,026
Series 2020A, GO, 5.00%, 8/1/2029	225,000	239,522
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Minnesota — continued
Series 2018A, GO, 5.00%, 8/1/2030	2,820,000	2,938,306
University of Minnesota Series 2019B, Rev., 5.00%, 10/1/2026	20,000	20,040
Total Minnesota		123,360,852
Mississippi — 0.4%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project Series 2007B, Rev., VRDO, 3.00%, 9/1/2026 (c)	20,000,000	20,000,000
Mississippi Business Finance Corp., Waste Management, Inc., Project Series 2004, Rev., 3.00%, 3/1/2029	1,250,000	1,249,942
Mississippi Development Bank, Department of Corrections East Correctional Facility Refunding Bonds Project Series C, Rev., 5.00%, 8/1/2027	40,000	40,810
Mississippi Development Bank, Desoto County Mississippi Highway Project
Series 2024A, Rev., 5.00%, 1/1/2028	2,020,000	2,081,820
Series 2024A, Rev., 5.00%, 1/1/2029	2,000,000	2,098,961
Mississippi Development Bank, Ranking County School District Project Series 2017, Rev., 5.00%, 6/1/2030	1,765,000	1,790,497
State of Mississippi
Series 2017A, GO, 5.00%, 10/1/2026	50,000	50,099
Series 2018A, GO, 5.00%, 11/1/2026 (b)	160,000	160,636
Series 2016B, GO, 5.00%, 12/1/2026 (b)	45,000	45,270
Series 2017A, GO, 5.00%, 10/1/2027 (b)	1,070,000	1,097,886
Total Mississippi		28,615,921
Missouri — 0.8%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Combined Lien Mass Sales Tax Series 2019, Rev., 5.00%, 10/1/2026	140,000	140,236
City of Kansas City
Series 2017C, Rev., 5.00%, 9/1/2027	60,000	61,348
Series 2018A, GO, 5.00%, 2/1/2028	50,000	51,607
City of Kansas City Sanitary Sewer System Series 2016A, Rev., 5.00%, 1/1/2028	30,000	30,056
City of Kansas City, Missouri Special Obligation Series A, Rev., 5.00%, 10/1/2029	450,000	450,825
City of St. Louis, Lambert St. Louis International Airport Series 2005, Rev., NATL - RE, 5.50%, 7/1/2027	75,000	76,669
County of Dunklin Series 2021, Rev., 3.00%, 12/1/2026	400,000	400,032
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	305

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Missouri — continued
Curators of the University of Missouri (The)
Series 2024, Rev., 5.00%, 11/1/2026	3,500,000	3,514,083
Series 2024, Rev., 5.00%, 11/1/2027	4,000,000	4,113,233
Series 2024, Rev., 5.00%, 11/1/2028	1,500,000	1,575,370
Health and Educational Facilities Authority of the State of Missouri Series 2021C, Rev., 5.00%, 5/1/2028 (c)	18,210,000	18,810,810
Health and Educational Facilities Authority of the State of Missouri, Coxhealth Obligated Group
Series 2025B, Rev., 5.00%, 11/15/2027	1,000,000	1,024,530
Series 2025B, Rev., 5.00%, 11/15/2028	1,500,000	1,563,612
Series 2025B, Rev., 5.00%, 11/15/2030	1,860,000	1,987,829
Health and Educational Facilities Authority of the State of Missouri, Mercy Health
Series 2018A, Rev., 5.00%, 6/1/2027	25,000	25,398
Series 2018A, Rev., 5.00%, 6/1/2029	205,000	213,624
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group Series 2023A, Rev., 5.00%, 6/1/2028 (c)	975,000	1,008,903
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Health System, Inc.
Series 2016, Rev., 5.00%, 11/15/2028	220,000	222,215
Series 2016, Rev., 5.00%, 11/15/2029	395,000	398,979
Liberty Public School District No. 53 Series 2023, GO, 5.00%, 3/1/2027	100,000	101,188
Missouri Development Finance Board, Procter & Gamble Co. Project Series 1999, Rev., 5.20%, 3/15/2029	1,165,000	1,217,316
Missouri Highway and Transportation Commission, State Appropriations Mega Projects State Road Series 2025A, Rev., 5.00%, 5/1/2028	20,900,000	21,727,136
Missouri Joint Municipal Electric Utility Commission, Iatan Project 2
Series 2023, Rev., 5.00%, 1/1/2028	20,000	20,572
Series 2023, Rev., 5.00%, 1/1/2029	200,000	209,799
Missouri State Board of Public Buildings Series 2020B, Rev., 5.00%, 10/1/2026	40,000	40,089
St. Louis County Library District Series 2013, COP, 4.00%, 4/1/2027	2,010,000	2,011,055
Total Missouri		60,996,514
Nebraska — 0.6%
City of Lincoln Electric System
Series 2016, Rev., 5.00%, 9/1/2026	55,000	55,000
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Nebraska — continued
Series 2018, Rev., 5.00%, 9/1/2026	20,000	20,000
Series 2020A, Rev., 5.00%, 9/1/2026	75,000	75,000
Series 2020A, Rev., 5.00%, 9/1/2027	115,000	117,814
Series 2018, Rev., 5.00%, 9/1/2028	25,000	25,294
Gretna Public Schools Series 2017A, GO, 4.25%, 6/15/2027 (b)	2,540,000	2,572,864
Metropolitan Utilities District of Omaha Water System Series 2026, Rev., 5.00%, 12/1/2027	6,000,000	6,183,599
Nebraska Public Power District
Series 2026B, Rev., 5.00%, 1/1/2028	4,500,000	4,643,711
Series 2023A, Rev., 5.00%, 7/1/2028	375,000	386,244
Series 2026B, Rev., 5.00%, 7/1/2028	17,260,000	17,777,503
Series 2026A, Rev., 5.00%, 1/1/2029	1,500,000	1,576,270
Series 2026B, Rev., 5.00%, 1/1/2029	4,240,000	4,455,590
Omaha Public Power District
Series 2018A, Rev., 5.00%, 2/1/2027	65,000	65,632
Series 2022B, Rev., 5.00%, 2/1/2028	20,000	20,649
Series 2025C, Rev., 5.00%, 2/1/2028	4,505,000	4,651,096
Omaha School District Series 2016, GO, 5.00%, 12/15/2028	2,700,000	2,717,275
Total Nebraska		45,343,541
Nevada — 0.6%
Clark County School District, Limited Tax
Series 2025B, GO, 5.00%, 6/15/2027	30,500,000	31,056,778
Series 2017C, GO, 5.00%, 6/15/2028	300,000	308,330
Series 2019A, GO, A.G., 5.00%, 6/15/2029	25,000	25,449
Clark County School District, Limited Tax, Various Purpose Series 2024C, GO, 5.00%, 6/15/2027	1,400,000	1,425,557
County of Clark
Series 2016B, GO, 5.00%, 11/1/2026	225,000	225,921
Series 2018, GO, 5.00%, 12/1/2026	1,525,000	1,534,430
Series 2019A, GO, 5.00%, 12/1/2027	35,000	36,078
County of Clark, Limited Tax Series 2016B, GO, 5.00%, 11/1/2026	3,000,000	3,011,426
County of Clark, Stadium Improvement, Limited Tax Series 2018A, GO, 5.00%, 6/1/2029	135,000	140,479
County of Clark, Transportation Improvement, Limited Tax Series 2018B, GO, 5.00%, 12/1/2029	215,000	225,863
State of Nevada Series 2025A, GO, 5.00%, 10/1/2026	2,905,000	2,910,783
SEE NOTES TO FINANCIAL STATEMENTS.

306	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Nevada — continued
State of Nevada Highway Improvement, Motor Vehicle Fuel Tax Series 2016, Rev., 5.00%, 12/1/2027	35,000	35,069
State of Nevada, Capital Improvement and Cultural Affairs Series 2020A, GO, 5.00%, 5/1/2027	50,000	50,816
Truckee Meadows Water Authority Series 2017, Rev., 5.00%, 7/1/2027	1,000,000	1,020,094
Total Nevada		42,007,073
New Hampshire — 0.3%
New Hampshire Business Finance Authority, Waste Management, Inc., Project Series 2018A, Rev., AMT, 3.25%, 7/1/2027 (c)	18,000,000	18,002,392
New Hampshire Health and Education Facilities Authority Act
Series 2015A, Rev., 3.30%, 8/3/2027 (c)	3,000,000	3,004,304
Series 2015B, Rev., 3.30%, 8/3/2027 (c)	1,000,000	1,001,369
State of New Hampshire Series 2025B, GO, 5.00%, 11/1/2027	600,000	617,188
Total New Hampshire		22,625,253
New Jersey — 12.4%
Bergen County Improvement Authority (The), Guaranteed Government Pooled Project
Series 2025, Rev., GTD, 4.00%, 10/14/2026	17,000,000	17,024,905
Series 2026A, Rev., GTD, 4.00%, 5/19/2027	42,575,761	42,956,346
Borough of Beach Haven Series 2026, GO, BAN, 4.00%, 4/29/2027	12,700,000	12,796,070
Borough of Bellmawr, County of Camden Water Utility Series 2026A, GO, BAN, 4.00%, 7/28/2027	17,353,229	17,526,251
Borough of Carlstadt, GO, BAN, 4.00%, 4/30/2027	10,000,000	10,082,641
Borough of Carteret Series 2026, GO, BAN, 4.00%, 5/26/2027	33,070,000	33,381,133
Borough of Cliffside Park Series 2026, GO, BAN, 4.00%, 6/10/2027	5,889,000	5,940,537
Borough of Franklin Lakes Series 2026, GO, BAN, 4.00%, 6/11/2027	5,599,700	5,651,067
Borough of Metuchen Series 2026A, GO, BAN, 4.00%, 7/1/2027	19,703,000	19,896,923
Borough of Point Pleasant Beach Series 2025, GO, BAN, 4.00%, 11/6/2026	7,530,000	7,546,371
Borough of Roseland, General Improvement, Water Sewer Utility, GO, BAN, 4.00%, 6/2/2027	9,359,475	9,439,010
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New Jersey — continued
Borough of South River, Water Utility Series 2025A, GO, BAN, 4.00%, 12/8/2026	9,081,000	9,109,088
Borough of Wood-Ridge, GO, BAN, 4.00%, 5/12/2027	17,500,000	17,654,534
Burlington County Bridge Commission, Government Leasing Program Series 2025D, Rev., 4.00%, 12/9/2026	22,800,000	22,876,334
City of Asbury Park, Transportation Sewer Utility Series 2026A, GO, BAN, 4.00%, 1/12/2027	17,950,000	18,022,951
City of East Orange Series 2025, GO, BAN, 4.00%, 10/14/2026	16,840,900	16,866,818
City of Gloucester City Series 2026, GO, BAN, 4.00%, 5/11/2027	4,342,000	4,375,054
City of Jersey City Series 2025C, GO, BAN, 4.00%, 10/20/2026	26,600,000	26,643,624
City of New Brunswick Series 2025, GO, BAN, 4.00%, 9/8/2026	6,280,000	6,281,470
City of Sea Isle City Series 2025, GO, BAN, 4.00%, 10/15/2026	24,660,000	24,701,634
City of Wildwood Series 2025A, GO, BAN, 4.00%, 10/2/2026	11,200,000	11,212,039
City of Woodbury Series 2025A, GO, BAN, 4.00%, 12/9/2026	7,654,800	7,679,147
Cumberland County Improvement Authority (The) Series 2018, Rev., GTD, 4.00%, 10/1/2028 (b)	160,000	164,397
Essex County Improvement Authority, Essex County Family Court Building Project Series 2026, Rev., GTD, 4.00%, 3/12/2027	50,000	50,356
Hudson County Improvement Authority Series 2026, Rev., GTD, 4.00%, 6/11/2027	9,250,000	9,342,745
Hudson County Improvement Authority, Courthouse Project
Series 2020, Rev., 5.00%, 10/1/2026	195,000	195,363
Series 2020, Rev., 5.00%, 10/1/2027	30,000	30,751
Jersey City Municipal Utilities Authority, Water Project Series 2026A, Rev., 4.00%, 4/30/2027	35,920,000	36,224,031
Jersey City Redevelopment Agency, Bayfront Redevelopment Project Series 2025A, Rev., GTD, 5.00%, 12/9/2026	13,000,000	13,079,071
New Jersey Economic Development Authority Series A, Rev., 4.00%, 11/1/2027	25,000	25,390
New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2028	1,075,000	1,076,553
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	307

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
New Jersey Economic Development Authority, School Facilities Construction
Series 2019GGG, Rev., 5.25%, 9/1/2026 (e)	3,500,000	3,500,000
Series AAA, Rev., 5.00%, 12/15/2026 (b)	105,000	105,754
Series BBB, Rev., 5.50%, 12/15/2026 (b)	45,000	45,388
Series XX, Rev., 4.38%, 6/15/2027	25,000	25,021
Series 2024SSS, Rev., 5.00%, 6/15/2027	1,600,000	1,629,549
Series 2023RRR, Rev., 5.00%, 3/1/2028	65,000	67,240
Series WW, Rev., 5.25%, 6/15/2028	50,000	50,066
New Jersey Health Care Facilities Financing Authority, Virtua Health Obligated Group Series 2013, Rev., 5.00%, 7/1/2027	190,000	191,421
New Jersey Infrastructure Bank Series 2017A R2, Rev., GTD, 4.00%, 9/1/2026	35,000	35,000
New Jersey Infrastructure Bank, Environmental Financing Program Series 2015A-R1, Rev., GTD, 5.00%, 9/1/2026	35,000	35,000
New Jersey Transportation Trust Fund Authority Series 2019BB, Rev., 5.00%, 12/15/2028 (b)	155,000	163,330
New Jersey Transportation Trust Fund Authority, Capital Appreciation Series 2010A, Rev., Zero Coupon, 12/15/2028	400,000	372,790
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series A-1, Rev., 5.00%, 6/15/2027	65,000	65,360
New Jersey Transportation Trust Fund Authority, Transportation System
Series 2018A, Rev., 5.00%, 12/15/2026	25,000	25,168
Series 2019A, Rev., 5.00%, 12/15/2026	150,000	151,008
Series 2018A, Rev., 5.00%, 12/15/2027	70,000	72,082
Series 2019A, Rev., 5.00%, 12/15/2027	30,000	30,892
Series 2021A, Rev., 5.00%, 6/15/2028	25,000	26,018
Series 2021A, Rev., 5.00%, 6/15/2029	25,000	26,443
Series 2006C, Rev., NATL - RE, Zero Coupon, 12/15/2030	7,000,000	6,072,876
New Jersey Turnpike Authority
Series 2014A, Rev., 5.00%, 1/1/2027	825,000	826,594
Series 2017E, Rev., 5.00%, 1/1/2029	40,000	41,217
Series 2024A, Rev., 5.00%, 1/1/2030	2,235,000	2,387,875
State of New Jersey
Series 2021, GO, 4.00%, 6/1/2027 (b)	45,000	45,488
GO, 5.00%, 6/1/2027	20,000	20,371
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New Jersey — continued
State of New Jersey, COVID-19 Emergency Bonds
Series 2020A, GO, 5.00%, 6/1/2028	365,000	380,452
Series 2020A, GO, 5.00%, 6/1/2029	50,000	53,050
Tobacco Settlement Financing Corp. Series 2018A, Rev., 5.00%, 6/1/2027	720,000	731,052
Town of Dover Series 2026, GO, BAN, 4.00%, 7/15/2027	9,350,299	9,431,521
Township of Boonton Series 2026, GO, BAN, 4.00%, 8/27/2027	8,470,000	8,551,998
Township of Cherry Hill Series 2025, GO, BAN, 4.00%, 11/23/2026	29,863,179	29,957,956
Township of Edison Series 2025, GO, BAN, 4.00%, 11/5/2026	25,870,000	25,931,053
Township of Hamilton Series 2025B, GO, BAN, 4.00%, 10/7/2026	37,000,000	37,048,485
Township of Hillside Series 2025, GO, BAN, 4.00%, 12/15/2026	8,524,914	8,550,906
Township of Jefferson, GO, BAN, 4.00%, 6/11/2027	16,418,146	16,563,626
Township of Livingston Series 2025, GO, BAN, 4.00%, 12/3/2026	35,635,000	35,755,450
Township of Logan Series 2025, GO, BAN, 4.00%, 10/2/2026	15,289,000	15,305,442
Township of Maple Shade Series 2025A, GO, BAN, 4.00%, 11/4/2026	12,811,000	12,836,836
Township of Montville Series 2025, GO, BAN, 4.00%, 11/3/2026	13,474,000	13,505,273
Township of Moorestown Series 2026, GO, BAN, 4.00%, 5/18/2027	17,705,070	17,874,100
Township of North Brunswick Series 2026, GO, BAN, 4.00%, 7/1/2027	32,923,000	33,238,863
Township of Ocean, General Improvement Water Sewer Utility Series 2026A, GO, BAN, 4.00%, 8/16/2027	9,979,000	10,083,961
Township of Parsippany-Troy Hills Series 2025, GO, BAN, 4.00%, 10/27/2026	36,190,000	36,267,642
Township of Pemberton Series 2026, GO, BAN, 4.00%, 5/19/2027	10,335,000	10,425,902
Township of Piscataway Series 2025, GO, BAN, 4.00%, 10/29/2026	21,721,675	21,770,288
Township of Saddle Brook, GO, BAN, 4.00%, 5/7/2027	12,015,000	12,113,976
Township of Scotch Plains Series 2026, GO, BAN, 4.00%, 8/25/2027	7,150,000	7,193,391
Township of Teaneck Series 2025, GO, BAN, 4.00%, 12/14/2026	31,400,000	31,513,216
SEE NOTES TO FINANCIAL STATEMENTS.

308	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
Township of Washington Series 2026, GO, BAN, 4.00%, 7/1/2027	7,912,087	7,986,012
Township of Wayne Series 2025, GO, 4.00%, 10/28/2026	9,280,000	9,300,262
Township of West Deptford Series 2014, GO, 3.00%, 9/1/2026	100,000	100,000
Township of West Orange Series 2026, GO, BAN, 4.00%, 3/17/2027	7,287,392	7,325,337
Township of West Windsor, GO, BAN, 4.00%, 10/27/2026	25,670,000	25,725,483
Township of Woodbridge, GO, BAN, 4.00%, 10/9/2026	44,917,000	44,979,111
Total New Jersey		914,365,199
New Mexico — 0.2%
Albuquerque Bernalillo County Water Utility Authority, Senior Lien Joint Water and Sewer System Series 2017, Rev., 5.00%, 7/1/2027	1,075,000	1,095,885
New Mexico Finance Authority, State Transportation, Subordinate Lien Series 2021A, Rev., 5.00%, 6/15/2030	45,000	48,440
New Mexico Finance Authority, Subordinate Lien Public Project Series 2025C, Rev., 5.00%, 12/15/2026	7,550,000	7,602,292
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Series 2025G-2, Class I, Rev., GNMA / FNMA / FHLMC, 3.00%, 12/1/2026 (c)	3,910,000	3,910,195
State of New Mexico Severance Tax Permanent Fund Series 2020A, Rev., 5.00%, 7/1/2029	25,000	26,532
State of New Mexico, Capital Project Series 2025, GO, 5.00%, 3/1/2027 (b)	100,000	101,241
Total New Mexico		12,784,585
New York — 18.6%
Addison Central School District Series 2026, GO, BAN, 4.00%, 6/24/2027	9,560,000	9,634,826
Allegany-Limestone Central School District Series 2026, GO, BAN, 4.00%, 6/29/2027	10,500,000	10,593,111
Arlington Central School District Series 2026, GO, BAN, 4.00%, 6/25/2027	12,005,000	12,102,209
Attica Central School District Series 2026, GO, BAN, 4.00%, 6/24/2027	10,900,000	10,989,712
Ausable Valley Central School District Series 2026B, GO, BAN, 4.00%, 7/9/2027	20,650,000	20,850,140
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Bainbridge-Guilford Central School District Series 2026, GO, BAN, 4.00%, 6/24/2027	7,501,859	7,561,181
Bay Shore Union Free School District Series 2026, GO, TAN, 4.00%, 6/18/2027	10,000,000	10,087,043
Bradford Central School District Series 2026, GO, BAN, 4.00%, 6/25/2027	9,360,000	9,430,490
Broadalbin-Perth Central School District Series 2026, GO, BAN, 4.00%, 6/23/2027	20,000,000	20,151,164
Build NYC Resource Corp., Young Men's and Women's Hebrew Association Project (The) Series 2024, Rev., 5.00%, 12/1/2027	8,040,000	8,251,220
Canajoharie Central School District Series 2026, GO, BAN, 4.00%, 8/5/2027	7,000,000	7,067,463
Canastota Central School District Series 2026B, GO, BAN, 4.00%, 6/23/2027	11,911,911	12,016,320
City of Albany Series 2026, GO, BAN, 4.00%, 3/19/2027	31,900,000	32,044,775
City of Jamestown Series 2026, GO, BAN, 4.00%, 5/14/2027	4,000,000	4,025,487
City of Kingston Series 2026, GO, BAN, 4.00%, 8/11/2027	8,215,000	8,305,502
City of New York, Fiscal Year 2008
Series 2008, Subseries J-11, GO, 5.00%, 8/1/2027	100,000	102,245
Series 2008, Subseries L-6, GO, 5.00%, 4/1/2028	30,000	31,084
City of New York, Fiscal Year 2017
Series 2017A, Subseries A-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.10%, 9/1/2026 (c)	40,000,000	40,000,000
Series 2017A, Subseries A-1, GO, 5.00%, 8/1/2027	40,000	40,079
Series C, GO, 5.00%, 8/1/2027	55,000	55,547
Series 2017A, Subseries A-1, GO, 5.00%, 8/1/2029	130,000	130,253
City of New York, Fiscal Year 2018 Series 2018A, GO, 5.00%, 8/1/2027	25,000	25,561
City of New York, Fiscal Year 2020 Series 2020C-1, GO, 5.00%, 8/1/2028	30,000	31,272
City of New York, Fiscal Year 2021 Series 2021 Subseries A-1, GO, 5.00%, 8/1/2027	95,000	97,133
City of New York, Fiscal Year 2022 Series 2022B, Subseries B-1, GO, 5.00%, 8/1/2027	95,000	97,133
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	309

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
City of New York, Fiscal Year 2023
Series 2023B, Subseries B-1, GO, 5.00%, 10/1/2026	25,000	25,050
Series 2023-1, GO, 5.00%, 8/1/2027	270,000	276,062
City of New York, Fiscal Year 2024 Series 2024E, GO, 5.00%, 8/1/2029	1,280,000	1,357,917
City of New York, Fiscal Year 2025
Series 2025C, Subseries C-1, GO, 5.00%, 9/1/2026	110,000	110,000
Series 2018A, GO, 5.00%, 8/1/2029	30,000	31,826
City of New York, Fiscal Year 2026
Series 2026A Subseries A-1, GO, 5.00%, 8/1/2027	150,000	153,368
Series 2026, Subseries F-1, GO, 5.00%, 8/1/2029	7,500,000	7,956,545
Series 2026B, Subseries B-1, GO, 5.00%, 8/1/2030	6,500,000	6,990,593
City of Peekskill Series 2026, GO, BAN, 4.00%, 8/20/2027	5,138,000	5,203,457
City of Schenectady Series 2026, GO, BAN, 4.00%, 5/14/2027	15,752,404	15,871,560
City of Troy Series 2026C, GO, BAN, 3.75%, 7/23/2027	5,800,000	5,807,301
City of Utica
Series 2026, GO, BAN, 4.00%, 1/22/2027	13,980,488	14,028,876
Series 2026, GO, BAN, 4.00%, 8/27/2027	16,211,000	16,333,411
Cobleskill-Richmondville Central School District Series 2026, GO, BAN, 4.00%, 6/29/2027	3,400,000	3,425,131
County of Nassau Series 2016B, GO, 5.00%, 10/1/2028	50,000	50,090
Dalton-Nunda Central School District Series 2026, GO, BAN, 4.00%, 6/22/2027	5,495,649	5,541,444
Deer Park Union Free School District Series 2026, GO, TAN, 4.00%, 6/24/2027	16,000,000	16,134,994
Depew Union Free School District Series 2025, GO, BAN, 4.00%, 10/28/2026	20,160,000	20,204,666
Duanesburg Central School District Series 2026, GO, BAN, 4.00%, 6/23/2027	7,665,000	7,727,248
Dunkirk City School District Series 2026A, GO, BAN, 4.00%, 6/30/2027 (f)	12,000,000	12,099,862
Empire State Development Corp., State Personal Income Tax Series 2017A, Rev., 5.00%, 3/15/2027 (b)	25,000	25,343
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Enlarged City School District of the City of Troy Series 2026, GO, BAN, 4.00%, 6/4/2027	25,537,566	25,771,608
Enlarged Ogdensburg City School District Series 2026, GO, BAN, 4.00%, 7/21/2027	11,000,000	11,092,662
Fayetteville-Manlius Central School District Series 2026, GO, BAN, 4.00%, 6/25/2027	14,290,000	14,418,017
Florida Union Free School District Series 2026, GO, BAN, 4.00%, 6/30/2027	3,500,000	3,527,111
Fort Edward Union Free School District Series 2026, GO, BAN, 4.00%, 6/25/2027	9,500,000	9,566,936
Fort Plain Central School District Series 2026, GO, BAN, 4.00%, 6/25/2027	6,310,000	6,346,821
Fulton City School District Series 2026B, GO, BAN, 4.00%, 6/24/2027	14,135,000	14,253,027
Germantown Central School District Series 2026B, GO, BAN, 4.00%, 7/22/2027	11,410,000	11,508,448
Harpursville Central School District Series 2026, GO, BAN, 4.00%, 7/21/2027	12,589,776	12,704,667
Hempstead Union Free School District Series 2026A, GO, BAN, 4.00%, 7/8/2027	47,000,000	47,461,911
Herkimer Central School District Series 2026, GO, BAN, 4.00%, 6/24/2027	10,500,000	10,584,725
Hunter-Tannersville Central School District Series 2026, GO, BAN, 4.00%, 6/24/2027	6,696,000	6,751,111
Jamestown City School District
Series 2026A, GO, BAN, 4.00%, 7/16/2027	17,644,685	17,798,434
Series 2026B, GO, BAN, 4.00%, 7/16/2027	18,100,000	18,256,151
Lafayette Central School District Series 2026B, GO, BAN, 4.00%, 7/23/2027	12,000,000	12,089,081
Lansing Central School District Series 2026, GO, BAN, 3.75%, 7/15/2027	12,414,166	12,507,435
Liberty Central School District Series 2026, GO, BAN, 4.00%, 6/25/2027	16,545,000	16,677,633
Lyons Central School District Series 2026, GO, BAN, 4.00%, 6/25/2027	14,006,000	14,119,412
Margaretville Central School District Series 2026, GO, BAN, 4.00%, 6/25/2027	4,300,000	4,335,527
Metropolitan Transportation Authority Series 2016D, Rev., 5.00%, 11/15/2031	2,010,000	2,017,831
Miller Place Union Free School District Series 2026, GO, TAN, 4.00%, 6/24/2027 (f)	13,000,000	13,111,196
Mineola Union Free School District Series 2026, GO, TAN, 4.00%, 6/24/2027 (f)	8,500,000	8,576,140
SEE NOTES TO FINANCIAL STATEMENTS.

310	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Morrisville-Eaton Central School District Series 2026, GO, BAN, 4.00%, 6/24/2027	5,570,655	5,607,385
New Hartford Central School District Series 2026, GO, BAN, 4.00%, 6/24/2027	45,145,000	45,567,647
New York City Health and Hospitals Corp., Health System Series 2008C, Rev., VRDO, LOC : TD Bank NA, 2.30%, 9/10/2026 (c)	20,600,000	20,600,000
New York City Industrial Development Agency, Queens Baseball Stadium Project
Series 2021A, Rev., A.G., 5.00%, 1/1/2027	500,000	503,541
Series 2021A, Rev., A.G., 5.00%, 1/1/2028	1,250,000	1,285,266
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2013 Series 2013AA-2, Rev., VRDO, LIQ : Barclays Bank plc, 2.15%, 9/10/2026 (c)	35,000,000	35,000,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2020 Series 2020AA, Rev., 5.00%, 6/15/2027	35,000	35,693
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2021 Series 2021, Subseries EE2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 2.90%, 9/1/2026 (c)	65,000,000	65,000,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2026
Series 2026DD, Rev., 5.00%, 6/15/2027	25,000	25,495
Series 2026, Subseries G-1, Rev., 5.00%, 11/1/2028	2,000,000	2,097,082
Series 2026, Subseries G-1, Rev., 5.00%, 11/1/2029	3,000,000	3,193,874
Series 2026, Subseries G-1, Rev., 5.00%, 11/1/2030	2,500,000	2,698,463
New York City Transitional Finance Authority Building Aid, Fiscal Year 2018
Series S-1, Rev., 5.00%, 7/15/2029	20,000	20,383
Series S-1, Rev., 5.00%, 7/15/2031	1,775,000	1,806,652
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2018 Series 2018, Subseries C-6, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 2.26%, 9/10/2026 (c)	40,000,000	40,000,000
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2021
Series 2021A, Rev., 5.00%, 11/1/2026	45,000	45,184
Series 2021F, Subseries F-1, Rev., 5.00%, 11/1/2026	225,000	225,920
Series 2021G, Subseries G-1, Rev., 5.00%, 11/1/2028	35,000	36,699
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2023
Series 2023, Subseries E-1, Rev., 5.00%, 11/1/2026	25,000	25,102
Series 2023B, Subseries B-1, Rev., 5.00%, 11/1/2026	125,000	125,511
Series 2023C, Subseries C-1, Rev., 5.00%, 11/1/2026	30,000	30,123
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2026
Series 2022A, Subseries A-1, Rev., 5.00%, 11/1/2027	100,000	102,876
Series 2026, Subseries D-1, Rev., 5.00%, 11/1/2028	6,000,000	6,291,247
Series 2026C, Rev., 5.00%, 11/1/2028	1,310,000	1,373,589
Series 2026, Subseries D-1, Rev., 5.00%, 11/1/2030	3,500,000	3,777,848
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018 Series S-2, Rev., 5.00%, 7/15/2028	35,000	35,739
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2026 Series 2026S-2, Rev., 5.00%, 7/15/2027	85,000	86,822
New York City Transitional Finance Authority, Future Tax Secured Fiscal Year 2017 Series C, Rev., 5.00%, 11/1/2027	30,000	30,442
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Series C, Rev., 5.00%, 11/1/2026	50,000	50,205
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 2018 -1, Rev., 5.00%, 11/1/2026	130,000	130,532
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022
Series 2022D, Subseries D-1, Rev., 5.00%, 11/1/2026	55,000	55,225
Series 2022C, Subseries C-1, Rev., 5.00%, 2/1/2027	35,000	35,364
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023, Subseries E-1, Rev., 5.00%, 11/1/2028	20,000	20,971
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	311

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025 Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2029	2,695,000	2,846,967
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025
Series 2025J, Subseries J-1, Rev., 5.00%, 11/1/2027	2,075,000	2,134,684
Series 2025-J, Subseries J-1, Rev., 5.00%, 11/1/2028	9,170,000	9,615,122
Series 2025F, Subseries F-1, Rev., 5.00%, 11/1/2029	2,630,000	2,799,963
Series 2025J, Subseries J-1, Rev., 5.00%, 11/1/2029	2,755,000	2,933,041
Series 2025F, Subseries F-1, Rev., 5.00%, 11/1/2030	2,600,000	2,806,402
New York State Dormitory Authority
Series 2017A, Rev., 5.00%, 3/15/2027 (b)	80,000	81,164
Series 2023D, Rev., A.G., 5.00%, 10/1/2027	25,000	25,691
New York State Dormitory Authority, Columbia University Series A-1, Rev., 5.00%, 10/1/2026	35,000	35,074
New York State Dormitory Authority, Health Facilities Improvement Program Lease
Series 2018-1, Rev., 5.00%, 1/15/2028	110,000	113,431
Series 2018-1, Rev., 5.00%, 1/15/2029	55,000	56,552
New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai
Series 2015A, Rev., 5.00%, 7/1/2028	25,000	25,051
Series 2015A, Rev., 5.00%, 7/1/2029	40,000	40,077
New York State Dormitory Authority, Sales Tax
Series 2016A, Rev., 5.00%, 9/15/2026 (b)	415,000	415,425
Series 2024A, Rev., A.G., 5.00%, 10/1/2027	1,550,000	1,592,849
New York State Dormitory Authority, School Districts Financing Program
Series 2018A, Rev., 5.00%, 10/1/2026	25,000	25,049
Series 2024A, Rev., A.G., 5.00%, 10/1/2026	1,500,000	1,502,999
Series 2025A, Rev., A.G., 5.00%, 10/1/2027	2,500,000	2,569,112
Series 2026A, Rev., 5.00%, 10/1/2027	3,640,000	3,733,525
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Series 2025A, Rev., A.G., 5.00%, 10/1/2028	1,170,000	1,227,365
Series 2026A, Rev., 5.00%, 10/1/2029	8,000,000	8,521,008
New York State Dormitory Authority, State Personal Income Tax Series 2005B, Rev., AMBAC, 5.50%, 3/15/2027	110,000	111,765
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2022A, Rev., 5.00%, 3/15/2027 (b)	315,000	318,987
Series 2025C, Rev., 5.00%, 3/15/2031	8,900,000	9,703,415
New York State Dormitory Authority, State Personal Income Tax, General Purpose, Bidding Group 3 Series 2017B GRP 1, Rev., 5.00%, 2/15/2027 (b)	50,000	50,557
New York State Dormitory Authority, State Sales Tax
Series 2016A, Rev., 5.00%, 9/15/2026 (b)	50,000	50,046
Series 2016A, Rev., 5.00%, 3/15/2028	30,000	30,061
New York State Dormitory Authority, Touro College and University System Group Series 2017, Rev., 5.00%, 1/3/2028 (b)	550,000	567,299
New York State Housing Finance Agency, Historic Front Street Series 2003A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 2.32%, 9/8/2026 (c)	22,000,000	22,000,000
New York State Housing Finance Agency, State Personal Income Tax Series 2024A-2, Rev., 3.35%, 6/15/2029 (c)	3,000,000	3,005,292
Newburgh Enlarged City School District Series 2026, GO, BAN, 4.00%, 6/23/2027	44,000,000	44,403,396
Olean City School District Series 2026, GO, BAN, 4.00%, 6/29/2027	4,900,000	4,940,636
Owego Apalachin Central School District
Series 2026A, GO, BAN, 4.00%, 6/24/2027	6,849,000	6,908,812
Series 2026B, GO, BAN, 4.00%, 7/16/2027	13,830,000	13,966,071
Palmyra Macedon Central School District Series 2026, GO, BAN, 3.25%, 6/10/2027	10,565,000	10,576,027
Peekskill City School District Series 2026, GO, BAN, 4.00%, 6/25/2027	19,100,000	19,260,849
Pembroke Central School District Series 2025, GO, BAN, 3.75%, 12/11/2026	22,000,000	22,059,635
Poland Central School District Series 2026, GO, BAN, 4.00%, 6/25/2027	5,455,000	5,501,381
SEE NOTES TO FINANCIAL STATEMENTS.

312	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Port Authority of New York and New Jersey, Consolidated
Series 246, Rev., AMT, 5.00%, 9/1/2026	11,500,000	11,500,000
Series 175, Rev., 4.00%, 12/1/2026	215,000	215,253
Series 243, Rev., 5.00%, 12/1/2026	20,000	20,128
Series 177TH, Rev., AMT, 4.00%, 7/15/2030	500,000	500,145
Portville Central School District Series 2026, GO, BAN, 4.00%, 6/30/2027	8,200,000	8,266,027
Pulaski Central School District Series 2026, GO, BAN, 4.00%, 7/16/2027	16,900,000	17,064,810
Putnam Valley Central School District Series 2026, GO, BAN, 4.00%, 7/23/2027	6,000,000	6,057,049
Ravena Coeymans Selkirk Central School District Series 2026B, GO, BAN, 4.00%, 7/20/2027	6,840,856	6,905,176
Red Creek Central School District Series 2026, GO, BAN, 4.00%, 6/25/2027	14,450,000	14,579,890
Red Hook Central School District Series 2026, GO, BAN, 4.00%, 6/24/2027	7,000,000	7,056,483
Ridge Road Fire District Series 2025, GO, BAN, 4.00%, 10/21/2026	4,700,000	4,707,123
Rome City School District Series 2026, GO, BAN, 4.00%, 6/24/2027	9,508,018	9,583,204
Seaford Union Free School District Series 2026, GO, TAN, 4.00%, 5/20/2027	6,500,000	6,553,624
Somers Central School District Series 2026, GO, BAN, 4.00%, 8/13/2027	9,000,000	9,102,257
South Seneca Central School District Series 2026, GO, BAN, 4.00%, 6/28/2027	12,500,000	12,615,514
Town of Amherst Series 2025, GO, BAN, 4.00%, 10/28/2026	12,930,000	12,958,226
Town of Bethel Series 2026, GO, BAN, 4.00%, 5/14/2027	2,500,000	2,499,051
Town of Harrison Series 2025B, GO, BAN, 3.75%, 12/2/2026	4,070,000	4,079,599
Town of Irondequoit Series 2025B, GO, BAN, 4.00%, 12/11/2026	8,747,000	8,773,636
Town of Lansing Series 2026, GO, BAN, 4.00%, 8/18/2027	15,440,000	15,619,468
Town of New Windsor Series 2026, GO, BAN, 4.00%, 6/25/2027	45,000,000	45,378,963
Town of Stillwater Series 2026, GO, BAN, 4.00%, 8/20/2027	9,754,510	9,857,325
Triborough Bridge and Tunnel Authority
Series 2023, Subseries B-2, Rev., 5.00%, 11/15/2026	25,000	25,124
Series B, Rev., 5.00%, 11/15/2026	75,000	75,373
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2023A, Rev., 5.00%, 11/15/2026	25,000	25,124
Subseries 2008B-2, Rev., 5.00%, 11/15/2026	20,000	20,100
Series 2026, Subseries A-2, Rev., 5.00%, 11/15/2031	1,500,000	1,653,638
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Payroll Mobility Tax Senior Lien Series 2023A, Rev., 5.00%, 11/15/2026	25,000	25,127
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Series 2024B, Rev., BAN, 5.00%, 3/15/2027	1,950,000	1,976,109
Utility Debt Securitization Authority, Restructuring Bond Series 2016B, Rev., 5.00%, 12/15/2030	1,500,000	1,503,031
Waterville Central School District Series 2026B, GO, BAN, 4.00%, 7/15/2027	14,900,000	15,036,675
Wayland-Cohocton Central School District Series 2026, GO, BAN, 4.00%, 6/30/2027	6,500,000	6,560,517
Westfield Central School District Series 2026A, GO, BAN, 4.00%, 7/20/2027	10,065,000	10,134,592
Wheatland Chili Central School District Series 2026, GO, BAN, 4.00%, 6/24/2027	7,438,255	7,500,364
Yorktown Heights Fire District Series 2026, GO, BAN, 4.00%, 6/25/2027	8,600,000	8,664,071
Total New York		1,366,120,034
North Carolina — 0.5%
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Care System Series 2021C, Rev., 5.00%, 12/1/2028 (c)	3,440,000	3,595,973
City of Durham Series 2023, Rev., 5.00%, 10/1/2026	115,000	115,233
City of Raleigh Series 2024, Rev., 5.00%, 10/1/2026	4,750,000	4,759,290
City of Raleigh Combined Enterprise System
Series 2023, Rev., 5.00%, 9/1/2026	120,000	120,000
Series 2016A, Rev., 5.00%, 3/1/2027	1,475,000	1,492,825
County of Buncombe Series 2025, Rev., 5.00%, 6/1/2027	1,995,000	2,030,205
County of Cabarrus
Series 2026, Rev., 5.00%, 4/1/2028	1,925,000	1,996,005
Series 2026, Rev., 5.00%, 4/1/2029	2,155,000	2,280,364
Series 2026, Rev., 5.00%, 4/1/2030	2,850,000	3,063,087
County of Harnett Series 2020, Rev., 5.00%, 12/1/2027	85,000	87,602
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	313

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Carolina — continued
County of Mecklenburg Series 2022, GO, 5.00%, 9/1/2026	125,000	125,000
County of New Hanover, New Hanover Regional Medical Center Series 2017, Rev., 5.00%, 10/1/2027 (b)	285,000	292,273
County of Wake Series 2021, Rev., 5.00%, 3/1/2027	20,000	20,247
County of Wake, Hospital System Series 1993, Rev., NATL - RE, 5.13%, 10/1/2026 (b)	30,000	30,060
Inlivian, Multi- Family Housing Trella Uptown Project Series 2022, Rev., 3.20%, 6/1/2027 (c)	1,000,000	1,000,006
North Carolina Housing Finance Agency, Homeownership-1998 Trust Series 52-C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 2.90%, 9/1/2026 (c)	15,500,000	15,500,000
North Carolina Medical Care Commission, Duke University Health System Series 2025B, Rev., 5.00%, 6/4/2030 (c)	250,000	263,354
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien Series 2017, Rev., A.G., 5.00%, 1/1/2028	500,000	503,702
State of North Carolina Series 2025B, Rev., 5.00%, 5/1/2027	1,500,000	1,524,492
Total North Carolina		38,799,718
North Dakota — 0.0% ^
North Dakota Public Finance Authority Series 2022A, Rev., 5.00%, 10/1/2027	195,000	200,031
West Fargo Public School District No. 6 Series 2017, GO, 4.00%, 8/1/2027	2,375,000	2,405,563
Total North Dakota		2,605,594
Ohio — 4.3%
Akron Bath Copley Joint Township Hospital District, Children's Hospital Medical Center of Akron
Series 2022A, Rev., 5.00%, 11/15/2026	465,000	467,277
Series 2022A, Rev., 5.00%, 11/15/2027	470,000	483,506
Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group Series 2020, Rev., 4.00%, 11/15/2030 (b)	1,925,000	1,998,314
American Municipal Power, Inc., AMP Fremont Energy Center Project
Series 2017A, Rev., 5.00%, 2/15/2027	25,000	25,245
Series 2017A, Rev., 5.00%, 2/15/2028	70,000	72,139
Central Ohio Solid Waste Authority Series 2025, GO, BAN, 4.00%, 10/28/2026	7,000,000	7,013,612
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Ohio — continued
City of Cleveland, Various Purpose Series 2025, GO, BAN, 4.00%, 12/9/2026	7,045,000	7,069,766
City of Columbus, Unlimited Tax Series 2024-1, GO, 5.00%, 2/15/2030	3,445,000	3,693,009
City of Columbus, Various Purpose, Unlimited Tax
Series 2025-2, GO, 5.00%, 4/1/2027	2,580,000	2,616,426
Series 2025A, GO, 5.00%, 10/1/2027	2,260,000	2,318,532
Series 2017-1, GO, 5.00%, 4/1/2029	7,010,000	7,193,473
City of Forest Park Series 2026, GO, BAN, 4.00%, 5/13/2027	2,500,000	2,520,239
City of Hamilton, Limited Tax Various Purpose Series 2025, GO, BAN, 4.00%, 12/15/2026	8,400,000	8,430,828
City of Hudson, Limited Tax Series 2025, GO, BAN, 4.00%, 12/11/2026	35,300,000	35,432,612
City of Lakewood Series 2026, GO, 4.00%, 4/7/2027	10,900,000	10,931,598
City of Macedonia, Various Purpose, GO, BAN, 4.00%, 1/26/2027	8,000,000	8,027,510
City of Monroe Series 2026, GO, BAN, 4.00%, 8/19/2027	3,000,000	3,030,970
City of North Olmsted, Various Purpose Series 2026, GO, BAN, 4.00%, 6/23/2027 (e)	3,100,000	3,128,421
City of Strongsville, First Station Construction Series 2025, GO, 4.00%, 12/9/2026	3,500,000	3,509,763
Columbus-Franklin County Finance Authority, Multi Family Housing Westerville Crossing Apartments Series 2024B, Rev., 5.00%, 12/1/2027 (c)	1,400,000	1,435,040
County of Allen, Hospital Facilities Series 2017A, Rev., 5.00%, 8/1/2027	815,000	831,129
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc. Series 2025C, Rev., VRDO, LOC : PNC Bank NA, 2.28%, 9/10/2026 (c)	17,830,000	17,830,000
County of Cuyahoga, Convention Hotel Project Series 2024, COP, 5.00%, 12/1/2026	5,750,000	5,780,408
County of Franklin Sales Tax, Various Purpose Series 2018, Rev., 5.00%, 6/1/2027	30,000	30,547
County of Hamilton Sales Tax
Series 2016A, Rev., 5.00%, 12/1/2026	2,250,000	2,263,117
Series 2025, Rev., BAN, 5.00%, 12/1/2026 (b)	41,800,000	42,040,601
County of Hamilton, Trihealth, Inc. Group Project Series 2020A, Rev., 5.00%, 8/15/2027	25,000	25,520
SEE NOTES TO FINANCIAL STATEMENTS.

314	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
County of Mahoning, Limited Tax Various Tax Series 2025, GO, 4.00%, 10/12/2026	6,270,000	6,274,706
Kettering City School District, Unlimited Tax Series 2026, GO, BAN, 5.00%, 12/1/2026	9,300,000	9,350,822
Kings Local School District, Unlimited Tax Series 2026, GO, BAN, 4.00%, 7/7/2027	5,800,000	5,846,568
Miami University Series 2017, Rev., 5.00%, 9/1/2026	25,000	25,000
Monroe Local School District Series 2025, GO, BAN, 4.00%, 12/2/2026	7,300,000	7,320,811
Ohio Higher Educational Facility Commission, Case Western Reserve University Project Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.23%), 2.51%, 9/10/2026 (d)	5,500,000	5,490,850
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Series 2008B-4, Rev., VRDO, LIQ : Barclays Bank plc, 3.00%, 9/1/2026 (c)	15,000,000	15,000,000
Ohio State University (The)
Series 2020A, Rev., 5.00%, 12/1/2026	35,000	35,215
Series 2020A, Rev., 5.00%, 12/1/2027	100,000	103,064
Ohio Water Development Authority Series 2019A, Rev., 5.00%, 12/1/2026	30,000	30,188
Ohio Water Development Authority Water Pollution Control Loan Fund
Series 2017A, Rev., 5.00%, 6/1/2027	35,000	35,663
Series 2020B, Rev., 5.00%, 12/1/2029	30,000	32,107
Ohio Water Development Authority, Drinking Water Assistance Series 2019, Rev., 5.00%, 6/1/2027	40,000	40,757
Ohio Water Development Authority, Fresh Water Revolving Fund
Series 2016B, Rev., 5.00%, 12/1/2026	35,000	35,219
Series 2024A, Rev., 5.00%, 6/1/2027	25,000	25,473
State of Ohio
Series 2019A, GO, 5.00%, 5/1/2027 (b)	25,000	25,412
Series T, GO, 5.00%, 11/1/2027	25,000	25,707
State of Ohio, Capital Facilities Lease Appropriation, Culture and Sports Facilities Building Fund Projects Series 2025A, Rev., 5.00%, 4/1/2027	40,000	40,577
State of Ohio, Capital Facilities Lease Appropriation, Park and Recreation Improvement Fund Project
Series 2025A, Rev., 5.00%, 12/1/2027	4,890,000	5,038,532
Series 2025A, Rev., 5.00%, 12/1/2028	6,060,000	6,379,197
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Ohio — continued
State of Ohio, Cleveland Clinic Health System, Inc. Series 2021B, Rev., 5.00%, 1/1/2027	125,000	125,898
State of Ohio, Conservation Projects Series 2025A, GO, 5.00%, 9/1/2027	3,450,000	3,534,146
State of Ohio, Culture and Sports Facilities Building Fund Projects Series 2021A, Rev., 5.00%, 4/1/2029	20,000	21,168
State of Ohio, Higher Education Series 2025D, GO, 5.00%, 11/1/2027	12,085,000	12,426,963
State of Ohio, Infrastructure Improvement
Series 2021B, GO, 5.00%, 2/1/2027	20,000	20,205
Series 2025A, GO, 5.00%, 3/1/2029	11,500,000	12,159,640
Series 2025A, GO, 5.00%, 3/1/2030	7,500,000	8,058,479
State of Ohio, Major New State Infrastructure Project
Series 2026-1, Rev., 5.00%, 12/15/2027	10,280,000	10,601,653
Series 2024-1, Rev., 5.00%, 12/15/2028	1,175,000	1,237,796
Series 2026-1, Rev., 5.00%, 12/15/2028	20,000,000	21,068,874
Series 2024-1, Rev., 5.00%, 12/15/2029	1,605,000	1,718,799
State of Ohio, Mental Health Facilities Improvement Fund Projects
Series 2025A, Rev., 5.00%, 2/1/2027	1,750,000	1,767,994
Series 2018A, Rev., 5.00%, 6/1/2028	75,000	78,149
Series 2025A, Rev., 5.00%, 2/1/2029	2,500,000	2,632,305
State of Ohio, State Infrastructure Project
Series 2018-1, Rev., 5.00%, 12/15/2026	20,000	20,141
Series 2021-1A, Rev., 5.00%, 12/15/2026	55,000	55,389
Total Ohio		314,883,069
Oklahoma — 1.4%
Canadian County Educational Facilities Authority, Mustang Public Schools Project Series 2017, Rev., 5.00%, 9/1/2027	1,045,000	1,046,633
Canadian County Educational Facilities Authority, Yukon Public Schools Project Series 2023, Rev., 5.00%, 9/1/2029	1,205,000	1,268,938
Canadian County Independent School District No. 69, Mustang Schools Project
Series 2023, GO, 4.00%, 6/1/2027	3,530,000	3,565,717
Series 2026A, GO, 4.00%, 6/1/2028	2,810,000	2,873,783
Series 2026A, GO, 4.00%, 6/1/2030	4,810,000	4,969,205
City of Oklahoma City
Series 2016, GO, 5.00%, 3/1/2027	1,125,000	1,138,871
Series 2025, GO, 5.00%, 3/1/2027	4,070,000	4,120,182
Series 2024, GO, 5.00%, 3/1/2028	50,000	51,804
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	315

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Oklahoma — continued
Cleveland County Educational Facilities Authority, Norman Public Schools Project Series 2023A, Rev., 5.00%, 6/1/2028	1,700,000	1,765,676
Garfield County Educational Facilities Authority, Enid Public Schools Project
Series 2026, Rev., 5.00%, 9/1/2028 (f)	1,000,000	1,034,005
Series 2026, Rev., 5.00%, 9/1/2029 (f)	1,250,000	1,309,384
Series 2026, Rev., 5.00%, 9/1/2030 (f)	1,500,000	1,588,694
Grand River Dam Authority
Series 2016A, Rev., 5.00%, 6/1/2027	145,000	145,752
Series 2016A, Rev., 5.00%, 6/1/2028	55,000	55,291
Oklahoma City Public Property Authority, Sales Tax Series 2026, Rev., 5.00%, 6/1/2029	9,000,000	9,522,144
Oklahoma County Independent School District No. 52 Midwest City-Del City
Series 2026, GO, 5.00%, 7/1/2028	3,920,000	4,081,879
Series 2026, GO, 4.00%, 7/1/2030	5,920,000	6,122,372
Series 2026, GO, 4.00%, 7/1/2031	4,935,000	5,113,941
Oklahoma County Independent School District No. 89 Oklahoma City Series 2026A, GO, 4.00%, 7/1/2029	10,400,000	10,696,590
Oklahoma Development Finance Authority, Health System, Integris Obligated Group Series 2020C, Rev., VRDO, 2.75%, 9/10/2026 (c)	11,000,000	11,000,000
Oklahoma Development Finance Authority, State System of Higher Education Master Real Property Series 2024B, Rev., 5.00%, 6/1/2027	1,340,000	1,362,049
Oklahoma Municipal Power Authority, Power Supply System Series 2021A, Rev., A.G., 5.00%, 1/1/2027	20,000	20,148
Oklahoma State University Series 2020A, Rev., 5.00%, 9/1/2027	760,000	776,497
Oklahoma Turnpike Authority Series 2017D, Rev., 5.00%, 1/1/2027	40,000	40,326
Oklahoma Turnpike Authority, Turnpike System, Second Senior
Series 2020A, Rev., 5.00%, 1/1/2027	75,000	75,612
Series 2017D, Rev., 5.00%, 1/1/2028	105,000	108,381
Tulsa County Independent School District No. 1 Tulsa
Series 2023B, GO, 4.00%, 8/1/2027	25,000	25,306
Series 2025A, GO, 4.00%, 4/1/2028	4,325,000	4,413,766
Series 2025A, GO, 3.50%, 4/1/2029	5,230,000	5,292,986
Series 2025A, GO, 4.00%, 4/1/2030	5,225,000	5,419,333
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oklahoma — continued
Tulsa County Independent School District No. 4 Bixby
Series 2025, GO, 5.00%, 6/1/2027	8,560,000	8,700,081
Series 2026, GO, 5.00%, 6/1/2028	2,000,000	2,074,829
Tulsa County Industrial Authority, Broken Arrow Public School Project Series 2019A, Rev., 5.00%, 9/1/2027	170,000	173,905
Tulsa County Industrial Authority, Educational Facilities Lease Owasso Public School Project
Series 2025, Rev., 5.00%, 9/1/2026	1,000,000	1,000,000
Series 2025, Rev., 5.00%, 9/1/2027	545,000	556,109
Series 2025, Rev., 5.00%, 9/1/2028	1,000,000	1,043,087
Series 2025, Rev., 5.00%, 9/1/2029	1,600,000	1,696,204
Series 2025, Rev., 5.00%, 9/1/2030	1,000,000	1,072,665
Total Oklahoma		105,322,145
Oregon — 0.2%
Clackamas County School District No. 46 Oregon Trail Series 2017, GO, 5.00%, 6/15/2029	1,500,000	1,527,307
Oregon State Facilities Authority, Reed College Project Series 2017A, Rev., 4.00%, 7/1/2027 (b)	125,000	126,396
State of Oregon, Article XI-F Project Series 2025F, GO, 5.00%, 8/1/2027	2,000,000	2,043,954
State of Oregon, Article XI-G Project Series 2025G, GO, 5.00%, 8/1/2027	5,315,000	5,431,807
State of Oregon, Article XI-Q State Project Series 2023J, GO, 5.00%, 11/1/2026	25,000	25,098
State of Oregon, Interstate 5 Bridge Replacement Project Series 2025E, GO, 5.00%, 5/15/2027	2,645,000	2,689,910
Tri-County Metropolitan Transportation District of Oregon
Series 2017A, Rev., 5.00%, 10/1/2027	60,000	61,440
Series 2018A, Rev., 5.00%, 10/1/2028	100,000	103,353
Tri-County Metropolitan Transportation District of Oregon, Senior Lien Payroll Tax Series 2017A, Rev., 5.00%, 9/1/2026 (b)	960,000	960,000
Total Oregon		12,969,265
Other — 0.4%
2026 Loan Holding-1 Series CR-2026, Rev., (SIFMA Municipal Swap Index Yield + 0.88%), 3.16%, 9/10/2026 (d) (e)	29,000,000	28,895,210
SEE NOTES TO FINANCIAL STATEMENTS.

316	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — 4.6%
Allegheny County Higher Education Building Authority, Robert Morris University
Series 2016, Rev., 5.00%, 10/15/2026 (b)	1,115,000	1,118,028
Series 2017, Rev., 5.00%, 10/15/2027 (b)	4,670,000	4,788,134
Chester County Health and Education Facilities Authority, Main Line Health System Series 2020A, Rev., 5.00%, 9/1/2026	50,000	50,000
City of Philadelphia
Series 2025C, GO, 5.00%, 8/1/2027	3,060,000	3,124,418
Series 2019B, GO, 5.00%, 2/1/2028	150,000	154,803
Series 2021A, GO, 5.00%, 5/1/2028	90,000	93,366
Series 2025C, GO, 5.00%, 8/1/2030	5,425,000	5,839,246
Commonwealth Financing Authority Series 2019B, Rev., 5.00%, 6/1/2027	155,000	157,526
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Series 2018, Rev., 5.00%, 6/1/2027	1,350,000	1,373,084
Series 2018, Rev., 5.00%, 6/1/2028	2,795,000	2,898,018
Series 2018, Rev., 5.00%, 6/1/2029	5,440,000	5,636,536
Series 2018, Rev., 5.00%, 6/1/2030	3,445,000	3,566,111
Commonwealth of Pennsylvania
Series 2023A, GO, 5.00%, 9/1/2026	45,000	45,000
Series 1ST, GO, 5.00%, 9/15/2026	20,000	20,020
Series 2016, GO, 5.00%, 9/15/2026	20,000	20,020
Series 2016, GO, A.G. - CR, 5.00%, 9/15/2026	50,000	50,051
Series 2017, GO, 5.00%, 1/1/2027	1,105,000	1,114,123
Series 2018, GO, 5.00%, 3/1/2027	35,000	35,423
Series 2018A, COP, 5.00%, 7/1/2027	50,000	50,933
Series 2023-1, GO, 5.00%, 8/15/2027	975,000	997,298
Series 2016, GO, 5.00%, 9/15/2027	6,325,000	6,337,304
Series 2024A, GO, 4.00%, 2/15/2028	2,150,000	2,190,528
Series 2018A, COP, 5.00%, 7/1/2028	440,000	453,548
Series 2025A, GO, 5.00%, 8/15/2028	18,000,000	18,787,775
Series 2025B, GO, 5.00%, 8/15/2028	6,250,000	6,523,533
County of Allegheny Series C-75, GO, 5.00%, 11/1/2026	5,815,000	5,837,148
County of Luzerne
Series 2025, GO, A.G., 5.00%, 6/15/2027	2,100,000	2,139,595
Series 2025, GO, A.G., 5.00%, 6/15/2028	3,500,000	3,645,617
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
Cumberland County Municipal Authority, Diakon Lutheran Social Ministries Project
Series 2016, Rev., 5.00%, 1/1/2028	500,000	500,507
Series 2016, Rev., 5.00%, 1/1/2029	1,815,000	1,816,635
Delaware County Authority, Cabrini University Series 2017, Rev., 5.00%, 7/1/2027 (b)	2,800,000	2,848,365
Delaware Valley Regional Finance Authority, Local Government Series 2024B, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (c)	30,000,000	30,000,000
Garnet Valley School District Series 2017, GO, 4.00%, 4/1/2027	135,000	135,109
Geisinger Authority, Health System
Series 2020B, Rev., 5.00%, 2/15/2027 (c)	14,015,000	14,031,857
Series 2020C, Rev., 5.00%, 4/1/2030 (c)	2,490,000	2,615,712
General Authority of Southcentral Pennsylvania, Wellspan Health Obligated Group Series 2025A, Rev., 5.00%, 6/1/2029	3,400,000	3,581,465
Lancaster County Hospital Authority, Pennsylvania Health System Series 2016A, Rev., 5.00%, 9/8/2026	30,000	30,013
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, Republic Services, Inc., Project Series 2019A, Rev., AMT, 2.95%, 10/15/2026 (c)	8,000,000	7,996,871
Pennsylvania Economic Development Financing Authority, University of Pittsburgh Medical Center
Series 2017A, Rev., 5.00%, 11/15/2026	1,025,000	1,028,994
Series 2016, Rev., 5.00%, 3/15/2027	20,000	20,032
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project
Series 2013, Rev., AMT, 3.00%, 11/2/2026 (c)	13,000,000	13,000,920
Series 2017A, Rev., AMT, 3.25%, 8/2/2027 (c)	15,000,000	14,999,232
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System Series 2019, Rev., 5.00%, 8/15/2028	30,000	31,296
Pennsylvania State University (The)
Series 2025A, Rev., 5.00%, 9/1/2026	150,000	150,000
Series A, Rev., 5.00%, 9/17/2026	2,000,000	2,003,502
Series B, Rev., 5.00%, 9/17/2026	2,500,000	2,504,378
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	317

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Pennsylvania Turnpike Commission
Series 2020, Rev., VRDO, LOC : TD Bank NA, 2.28%, 9/10/2026 (c)	38,000,000	38,000,000
Series 2021B, Rev., 5.00%, 12/1/2026	250,000	251,531
Series 2016A-3, Rev., 5.00%, 12/1/2027	145,000	145,745
Series B-2, Rev., 5.00%, 6/1/2028	30,000	30,494
Series 2021A, Rev., 5.00%, 12/1/2028	40,000	42,016
Series 2024A, Rev., 5.00%, 12/1/2028	20,000	21,008
Series 2017, Rev., 5.00%, 12/1/2029	465,000	477,568
Series 2017-2, Rev., 5.00%, 12/1/2029	25,000	25,666
Series 2019, Rev., 5.00%, 12/1/2029	75,000	78,606
Pennsylvania Turnpike Commission Oil Franchise Tax
Series A, Rev., 5.00%, 12/1/2027	125,000	125,706
Series B, Rev., 5.00%, 12/1/2028	20,000	20,110
Series A, Rev., 5.00%, 12/1/2029	500,000	502,743
Series B, Rev., 5.00%, 12/1/2029	20,000	20,103
Series A, Rev., 5.00%, 12/1/2030	2,035,000	2,045,709
Pennsylvania Turnpike Commission Registration Fee Series 2005A, Rev., A.G., 5.25%, 7/15/2027	20,000	20,470
Pennsylvania Turnpike Commission, Motor License Fund, Enhanced, Subordinate Series 2017, Rev., 5.00%, 12/1/2028	170,000	174,874
Pennsylvania Turnpike Commission, Subordinate
Series 2026-1, Rev., 5.00%, 6/1/2027	3,600,000	3,663,824
Series 2026-1, Rev., 5.00%, 6/1/2029	6,775,000	7,172,673
Philadelphia Authority for Industrial Development
Series B-2, Rev., VRDO, LOC : TD Bank NA, 2.28%, 9/10/2026 (c)	16,600,000	16,600,000
Series 2019, Rev., 5.00%, 10/1/2026	205,000	205,331
Series 2019, Rev., 5.00%, 10/1/2027	305,000	312,108
Series 2019, Rev., 5.00%, 10/1/2028	50,000	52,258
Series 2019, Rev., 5.00%, 10/1/2029	400,000	424,747
Philadelphia Authority for Industrial Development, City Service Agreement, Cultural and Commercial Corridors Program Series 2025B, Rev., 5.00%, 12/1/2027	2,075,000	2,130,494
Philadelphia Authority for Industrial Development, Multi Family Housing University Square Apartments Projects Series 2017, Rev., 5.00%, 12/1/2026 (b)	9,000,000	9,044,981
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
Philadelphia Authority for Industrial Development, University Square Apartments Projects Based Section 8, Class III, Rev., 5.25%, 12/1/2026 (b) (e)	2,700,000	2,715,157
Philadelphia Gas Works Co., 1998 General Ordinance
Series 14TH, Rev., 5.00%, 10/1/2026	175,000	175,332
Series 14TH, Rev., 5.00%, 10/1/2028	190,000	190,345
Series 14TH, Rev., 5.00%, 10/1/2029	2,120,000	2,123,631
Pittsburgh Water and Sewer Authority Series 2017A, Rev., A.G., 5.00%, 9/1/2026	1,500,000	1,500,000
School District of Philadelphia (The)
Series 2018A, GO, 5.00%, 9/1/2026	1,400,000	1,400,000
Series 2019A, GO, 5.00%, 9/1/2026	2,000,000	2,000,000
Series 2019B, GO, 5.00%, 9/1/2026	1,320,000	1,320,000
Series D, GO, 5.00%, 9/1/2026	17,790,000	17,790,000
Series F, GO, 5.00%, 9/1/2026	36,775,000	36,775,000
Series 2026C, GO, 5.00%, 3/1/2027	3,000,000	3,032,377
Series 2026B, GO, 5.00%, 9/1/2027	5,000,000	5,106,494
Series 2026C, GO, 5.00%, 9/1/2027	3,035,000	3,099,642
Series 2026C, GO, 5.00%, 9/1/2031	1,875,000	2,033,014
Southeastern Pennsylvania Transportation Authority Series 2020, Rev., 5.00%, 6/1/2028	30,000	31,133
State Public School Building Authority, The School District of the City of Harrisburg Project Series 2016A, Rev., A.G., 4.00%, 12/1/2026 (b)	15,000	15,049
Total Pennsylvania		335,238,013
Puerto Rico — 0.0% ^
Puerto Rico Public Finance Corp. Series 2001E, Rev., AMBAC, 5.50%, 8/1/2027 (b)	1,155,000	1,184,773
Rhode Island — 0.7%
Bristol Warren Regional School District Series 2026 - 2, GO, BAN, 4.00%, 6/2/2027	30,000,000	30,248,178
Town of North Kingstown Series 2026, GO, BAN, 4.00%, 6/24/2027	19,480,000	19,700,315
Total Rhode Island		49,948,493
South Carolina — 0.8%
County Square Redevelopment Corp., Greenville South Carolina Project Series 2025, Rev., 5.00%, 4/1/2030	8,700,000	9,359,712
Horry County School District Series 2024, GO, SCSDE, 5.00%, 3/1/2027	1,750,000	1,771,323
SEE NOTES TO FINANCIAL STATEMENTS.

318	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
South Carolina — continued
Lexington County Health Services District, Inc., Lexmed Obligated Group Series 2017, Rev., 5.00%, 11/1/2027	25,000	25,600
Parker Sewer and Fire Subdistrict, South Carolina Sewer System Series 2017, Rev., 4.00%, 4/1/2027 (b)	240,000	241,682
Piedmont Municipal Power Agency Series 2021B, Rev., 5.00%, 1/1/2027	915,000	921,752
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Inc. Series 2025B-1, Rev., 5.00%, 11/1/2030 (c)	7,000,000	7,430,060
South Carolina Jobs-Economic Development Authority, Enerra South Carolina Project Series 2024, Rev., AMT, 3.70%, 12/1/2026 (c) (e)	4,700,000	4,699,012
South Carolina Public Service Authority
Series 2016A, Rev., 5.00%, 12/1/2027	20,000	20,026
Series 2016A, Rev., 5.00%, 12/1/2029	225,000	225,259
Series 2016A, Rev., 5.00%, 12/1/2031	1,000,000	1,000,974
South Carolina Public Service Authority, Santee Cooper
Series 2022A, Rev., 5.00%, 12/1/2026	465,000	467,767
Series 2022B, Rev., A.G. - CR, 4.00%, 12/1/2029	3,500,000	3,605,141
South Carolina Transportation Infrastructure Bank
Series 2021B, Rev., 5.00%, 10/1/2026	210,000	210,429
Series 2021B, Rev., 5.00%, 10/1/2027	25,000	25,672
Spartanburg County School District No. 7 Series 2025, GO, BAN, SCSDE, 4.00%, 10/15/2026	31,000,000	31,049,194
Total South Carolina		61,053,603
South Dakota — 0.0% ^
South Dakota Conservancy District Series 2017B, Rev., 5.00%, 8/1/2030	1,260,000	1,286,408
Tennessee — 0.4%
City of Chattanooga Electric Series 2025, Rev., 5.00%, 9/1/2028	7,835,000	8,203,770
City of Memphis Gas System Series 2016, Rev., 5.00%, 12/1/2029	2,185,000	2,196,610
City of Memphis Memphis Light Gas and Water Division Electric System Series 2016, Rev., 5.00%, 12/1/2029	2,165,000	2,175,956
Health Educational and Housing Facility Board of the City of Memphis (The), Arbors Hickory Ridge Project Series 2012, Rev., 6.25%, 1/1/2029 (b)	1,500,000	1,607,142
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Tennessee — continued
Memphis-Shelby County Industrial Development Board
Series 2017B, Rev., 5.00%, 11/1/2026	120,000	120,448
Series 2017B, Rev., 5.00%, 11/1/2030	1,000,000	1,003,361
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multi-Family Housing, Burning Tree Apartments Project Series 2025, Rev., FHA, 5.00%, 10/1/2027 (c)	250,000	254,971
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Northview Project Series 2023B, Rev., 3.60%, 2/1/2028 (c)	1,500,000	1,511,371
Metropolitan Government of Nashville and Davidson County Series 2017, GO, 4.00%, 7/1/2027	30,000	30,351
Rutherford County Health and Educational Facilities Board, Ascension Senior Credit Group Series 2025B1, Rev., 5.00%, 11/15/2030 (c)	7,785,000	8,310,551
Tennessee Energy Acquisition Corp., Commodity Project Series 2021A, Rev., 5.00%, 11/1/2026	500,000	501,358
Tennessee State School Bond Authority, Higher Educational Facilities Second Program
Series 2015B, Rev., 5.00%, 11/1/2026	30,000	30,061
Series B, Rev., 5.00%, 11/1/2027	55,000	56,576
Total Tennessee		26,002,526
Texas — 9.0%
Alamito Public Facility Corp., Multi- Family Salazar Apartments Series 2023, Rev., 3.20%, 2/1/2027 (c)	8,000,000	8,000,186
Allen Independent School District Series 2025A, GO, PSF-GTD, 5.00%, 2/15/2027	8,000,000	8,090,232
Arlington Independent School District, Unlimited Tax Series 2025, GO, PSF-GTD, 5.00%, 2/15/2027	25,000	25,269
Board of Regents of the University of Texas System, Financing System
Series 2016E, Rev., 5.00%, 8/15/2027	145,000	148,359
Series 2017C, Rev., 5.00%, 8/15/2027	55,000	56,274
Series 2019A, Rev., 5.00%, 8/15/2028	65,000	67,897
Series 2020C, Rev., 5.00%, 8/15/2028	80,000	83,565
City of Austin
Series 2016, GO, 5.00%, 9/1/2026	25,000	25,000
Series 2023, GO, 5.00%, 9/1/2026	800,000	800,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	319

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
City of Austin Airport System Series 2017A, Rev., 5.00%, 11/15/2027	255,000	256,157
City of Austin Water and Wastewater System
Series 2024, Rev., 5.00%, 11/15/2026	375,000	376,877
Series 2024, Rev., 5.00%, 11/15/2027	180,000	185,285
Series 2024, Rev., 5.00%, 11/15/2028	1,500,000	1,572,810
Series 2021, Rev., 5.00%, 11/15/2029	250,000	266,503
City of Bedford Series 2018, GO, 5.00%, 2/1/2027	2,225,000	2,245,674
City of Brownsville Utilities System Series 2025, Rev., A.G., 5.00%, 9/1/2028	1,250,000	1,300,761
City of Dallas
Series 2023A, GO, 5.00%, 2/15/2027	60,000	60,666
Series 2023A, GO, 5.00%, 2/15/2029	20,000	21,034
City of Dallas Waterworks and Sewer System
Series 2015A, Rev., 5.00%, 10/1/2027	2,260,000	2,264,438
Series 2015A, Rev., 5.00%, 10/1/2028	180,000	180,360
Series 2016A, Rev., 5.00%, 10/1/2030	1,000,000	1,001,850
City of Denton Utility System Series 2017, Rev., 5.00%, 12/1/2026	185,000	186,041
City of Denton, Utility System Series 2017, Rev., 5.00%, 12/1/2026	1,000,000	1,005,630
City of El Paso
Series 2020A, GO, 5.00%, 8/15/2028	40,000	41,800
Series 2020A, GO, 5.00%, 8/15/2029	20,000	21,215
City of El Paso Water and Sewer Series 2019A, Rev., 5.00%, 3/1/2029	1,205,000	1,243,699
City of Fort Worth
Series 2022, GO, 5.00%, 3/1/2027	310,000	313,675
Series 2025, GO, 5.00%, 3/1/2027	1,820,000	1,841,576
Series 2025, GO, 5.00%, 3/1/2028	1,610,000	1,663,632
Series 2025, GO, 5.00%, 3/1/2029	7,845,000	8,249,267
Series 2023, GO, 5.00%, 3/1/2030	25,000	26,679
City of Fort Worth, General Purpose Series 2023, GO, 5.00%, 3/1/2027 (b)	25,000	25,287
City of Frisco Series 2025C, GO, 5.00%, 2/15/2027	2,680,000	2,710,595
City of Georgetown Utility System Series 2026, Rev., 5.00%, 8/15/2031	1,000,000	1,086,858
City of Georgetown, Combination Tax
Series 2026, GO, 5.00%, 8/15/2028	1,960,000	2,045,894
Series 2026, GO, 5.00%, 8/15/2030	2,170,000	2,338,343
City of Houston Airport System, Subordinate Lien
Series 2018B, Rev., 5.00%, 7/1/2027	25,000	25,473
Series 2020B, Rev., 5.00%, 7/1/2027	50,000	50,946
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Series 2023B, Rev., A.G., 5.00%, 7/1/2028	35,000	36,473
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Projects
Series 2025B, Rev., AMT, 5.25%, 7/15/2027	2,625,000	2,656,696
Series 2025B, Rev., AMT, 5.25%, 7/15/2028	2,295,000	2,352,192
City of Houston Combined Utility System, First Lien
Series 2018C, Rev., VRDO, LIQ : Bank of America NA, 2.29%, 9/10/2026 (c)	40,000,000	40,000,000
Series 2015D, Rev., 5.00%, 11/15/2026	25,000	25,049
Series 2018D, Rev., 5.00%, 11/15/2026	500,000	502,440
Series 2021A, Rev., 5.00%, 11/15/2026	65,000	65,317
Series 2017B, Rev., 5.00%, 11/15/2027	135,000	138,866
Series 2017B, Rev., 5.00%, 11/15/2028	45,000	46,188
Series 2018D, Rev., 5.00%, 11/15/2030	2,675,000	2,794,786
City of Houston Combined Utility System, Junior Lien Series 1998A, Rev., A.G., Zero Coupon, 12/1/2028 (b)	1,015,000	949,926
City of Houston, Combined Utility System, First Lien
Series 2024A, Rev., 5.00%, 11/15/2026	1,000,000	1,004,879
Series 2016B, Rev., 5.00%, 11/15/2029	2,130,000	2,139,750
City of Houston, Combined Utility System, Subordinate Lien Series 2016B, Rev., 5.00%, 11/15/2026	50,000	50,244
City of Houston, Public Improvement
Series 2016A, GO, 5.00%, 3/1/2027	2,315,000	2,319,618
Series 2016A, GO, 5.00%, 3/1/2028	595,000	596,187
Series 2019A, GO, 5.00%, 3/1/2028	65,000	67,301
Series 2021A, GO, 5.00%, 3/1/2028	20,000	20,708
Series 2017A, GO, 5.00%, 3/1/2029	2,680,000	2,709,343
City of Lubbock Series 2026, GO, 5.00%, 2/15/2029	6,000,000	6,314,648
City of Lubbock Electric Light and Power System Series 2021, Rev., 5.00%, 4/15/2028	75,000	77,775
City of Plano Waterworks and Sewer System Series 2026, Rev., 5.00%, 5/1/2030	1,250,000	1,337,313
City of San Antonio
Series 2016, GO, 5.00%, 10/1/2026	105,000	105,197
Series 2024, GO, 5.00%, 2/1/2027	455,000	459,646
Series 2024, GO, 5.00%, 2/1/2028	150,000	154,790
Series 2020, GO, 5.00%, 8/1/2029	1,035,000	1,098,715
SEE NOTES TO FINANCIAL STATEMENTS.

320	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
City of San Antonio Electric and Gas Systems
Series 2016, Rev., 5.00%, 9/21/2026	3,270,000	3,274,027
Series 2025B, Rev., 5.00%, 2/1/2027	9,480,000	9,572,840
Series 2024D, Rev., 5.00%, 2/1/2029	1,500,000	1,579,098
Series 2025B, Rev., 5.00%, 2/1/2029	4,000,000	4,210,929
City of San Antonio, Combination Tax Series 2024, GO, 5.00%, 2/1/2028	1,000,000	1,031,935
City of San Antonio, Drainage Utility System Series 2013, Rev., 5.00%, 2/1/2027	50,000	50,099
City of San Antonio, General Improvement Series 2019, GO, 5.00%, 8/1/2029	90,000	95,540
Clifton Higher Education Finance Corp., Idea Public Schools
Series 2025, Rev., PSF-GTD, 5.00%, 8/15/2027	1,650,000	1,685,107
Series 2025, Rev., PSF-GTD, 5.00%, 8/15/2028	1,850,000	1,932,875
Collin County Community College District
Series 2018, GO, 5.00%, 8/15/2027	50,000	51,088
Series 2020A, GO, 5.00%, 8/15/2028	50,000	52,152
Colorado River Municipal Water District
Series 2017, Rev., 5.00%, 1/1/2027	50,000	50,375
Series 2017, Rev., 5.00%, 1/1/2028	125,000	128,698
Series 2017, Rev., 5.00%, 1/1/2029	20,000	20,539
Comal Independent School District, Unlimited Tax
Series 2025, GO, PSF-GTD, 5.00%, 2/1/2027	6,580,000	6,648,016
Series 2025, GO, PSF-GTD, 5.00%, 2/1/2028	12,170,000	12,589,635
Series 2025, GO, PSF-GTD, 5.00%, 2/1/2029	3,390,000	3,572,418
County of Bexar, Limited Tax Series 2017, GO, 5.00%, 6/15/2027	3,025,000	3,030,460
County of Denton Series 2026, GO, 5.00%, 7/15/2027	1,300,000	1,327,223
County of Fort Bend, Unlimited Tax Series B, GO, 5.00%, 3/1/2028	25,000	25,046
County of Harris
Series 2020A, GO, 5.00%, 10/1/2026	50,000	50,099
Series 2021A, GO, 5.00%, 10/1/2026	1,000,000	1,001,985
Series 2022A, GO, 5.00%, 10/1/2026	150,000	150,298
Series 2022A, GO, 5.00%, 8/15/2029	1,655,000	1,761,857
County of Harris Toll Road Series 2023A, Rev., 5.00%, 8/15/2027	2,230,000	2,280,850
County of Harris, Senior Lien Series 2016A, Rev., 5.00%, 8/15/2027	310,000	310,558
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
County of Harris, Toll Road, Senior Lien Series 2016A, Rev., 5.00%, 8/15/2028	40,000	40,065
County of Hays Series 2017, GO, 5.00%, 2/15/2028	115,000	116,215
County of Montgomery
Series 2025A, GO, 5.00%, 3/1/2027	4,500,000	4,554,472
Series 2025A, GO, 5.00%, 3/1/2028	8,000,000	8,282,037
Series 2025A, GO, 5.00%, 3/1/2029	3,735,000	3,940,424
County of Travis Series 2026, GO, 5.00%, 3/1/2028	9,165,000	9,500,465
County of Williamson, Limited Tax Series 2024, GO, 5.00%, 2/15/2030	210,000	224,464
Cypress-Fairbanks Independent School District, Unlimited Tax
Series 2020A, GO, PSF-GTD, 5.00%, 2/15/2027	20,000	20,226
Series 2026, GO, PSF-GTD, 5.00%, 2/15/2027	11,500,000	11,630,234
Series 2026, GO, PSF-GTD, 5.00%, 2/15/2028	6,440,000	6,667,971
Series 2025, GO, PSF-GTD, 5.00%, 2/15/2029	11,000,000	11,602,436
Series 2023A, GO, PSF-GTD, 5.00%, 2/15/2030	5,560,000	5,954,584
Dallas Area Rapid Transit, Sales Tax, Senior Lien Series 2019, Rev., 5.00%, 12/1/2028	30,000	31,528
Dallas County Utility and Reclamation District, Unlimited Tax Series 2016, GO, 5.00%, 2/15/2028	475,000	489,129
Dallas Fort Worth International Airport
Series 2020A, Rev., 5.00%, 11/1/2026	30,000	30,116
Series 2023B, Rev., 5.00%, 11/1/2026	1,600,000	1,606,167
Series 2022B, Rev., 5.00%, 11/1/2027	35,000	35,950
Series 2023B, Rev., 5.00%, 11/1/2027	1,500,000	1,540,713
Series 2020A, Rev., 5.00%, 11/1/2028	75,000	78,557
Series 2020B, Rev., 5.00%, 11/1/2028	75,000	78,557
Series 2023B, Rev., 5.00%, 11/1/2028	1,025,000	1,073,606
Series 2025A-1, Rev., AMT, 5.00%, 11/1/2028	4,000,000	4,163,088
Series 2025A-1, Rev., AMT, 5.00%, 11/1/2029	5,000,000	5,270,019
Series 2025A-1, Rev., AMT, 5.00%, 11/1/2030	10,000,000	10,655,589
Fort Worth Independent School District, Unlimited Tax Series 2025, GO, PSF-GTD, 5.00%, 2/15/2027	7,500,000	7,581,854
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	321

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Frisco Independent School District, Unlimited Tax Series 2017, GO, PSF-GTD, 4.00%, 8/15/2028	5,000,000	5,029,960
Harris County Cultural Education Facilities Finance Corp., Children's Hospital Series 2015-1, Rev., 5.00%, 10/1/2026	1,850,000	1,852,181
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2019B-3, Rev., 5.00%, 9/1/2026 (c)	2,970,000	2,993,166
Series 2020C-3, Rev., 5.00%, 9/1/2026 (c)	3,050,000	3,081,171
Series 2024C, Rev., 5.00%, 7/1/2029 (c)	10,000,000	10,495,923
Series 2019A, Rev., 5.00%, 12/1/2029	90,000	95,495
Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital Series 2015-1, Rev., 5.00%, 10/1/2029	40,000	40,044
Harris County Flood Control District
Series 2025, GO, 5.00%, 9/15/2026	80,000	80,071
Series 2025A, GO, 5.00%, 9/15/2030	2,400,000	2,586,095
Harris County Health Facilities Development Corp., Sisters of Charity of the Incarnate Word Series 1997B, Rev., 5.75%, 7/1/2027 (b)	1,635,000	1,675,991
Houston City College Series 2016, Rev., 5.00%, 4/15/2027	1,415,000	1,417,556
Houston Independent School District, Limited Tax
Series 2025B, GO, PSF-GTD, 5.00%, 2/15/2027	6,750,000	6,825,209
Series 2026, GO, PSF-GTD, 5.00%, 2/15/2027	7,000,000	7,077,995
Series 2026, GO, PSF-GTD, 5.00%, 2/15/2028	6,000,000	6,208,904
Humble Independent School District, Unlimited Tax Series 2026B, GO, 5.00%, 2/15/2027	1,675,000	1,692,517
Irving Independent School District, Unlimited Tax Series 2025, GO, PSF-GTD, 5.00%, 2/15/2029	4,500,000	4,743,157
Lewisville Independent School District, Unlimited Tax
Series 2016A, GO, PSF-GTD, 4.00%, 8/15/2027	100,000	100,102
Series 2019, GO, PSF-GTD, 5.00%, 8/15/2031	1,625,000	1,685,336
Lone Star College System, Limited Tax Series 2021A, GO, 5.00%, 2/15/2027	1,275,000	1,289,253
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Lower Colorado River Authority, LCRA Transmission Services Corp., Project
Series 2020, Rev., 5.00%, 5/15/2027	20,000	20,315
Series 2022, Rev., 5.00%, 5/15/2027	20,000	20,315
Series 2019, Rev., 5.00%, 5/15/2028	185,000	191,833
Series 2022, Rev., 5.00%, 5/15/2028	50,000	51,847
Series 2023, Rev., A.G., 5.00%, 5/15/2028	80,000	83,309
Series 2021, Rev., 5.00%, 5/15/2029	20,000	21,099
Series 2023, Rev., A.G., 5.00%, 5/15/2029	100,000	105,630
Metropolitan Transit Authority of Harris County Sales and Use Tax
Series 2018, Rev., 5.00%, 11/1/2026	575,000	577,267
Series A, Rev., 5.00%, 11/1/2026	180,000	180,710
Series 2026, Rev., 5.00%, 11/1/2028	14,965,000	15,686,971
Series 2018, Rev., 5.00%, 11/1/2029	1,000,000	1,045,793
Mission Economic Development Corp., Waste Management, Inc., Project Series 2020A, Rev., AMT, VRDO, 2.85%, 12/1/2026 (c)	7,350,000	7,350,000
New Hope Cultural Education Facilities Finance Corp., Student Housing Texas A&M University Series 2017A, Rev., 5.00%, 4/1/2027 (b)	25,000	25,348
North Harris County Regional Water Authority, Senior Lien
Series 2016, Rev., 5.00%, 12/15/2027	110,000	110,703
Series 2016, Rev., 5.00%, 12/15/2028	695,000	699,366
Series 2016, Rev., 5.00%, 12/15/2029	35,000	35,208
North Texas Municipal Water District Water System
Series 2016, Rev., 5.00%, 9/1/2026	145,000	145,000
Series 2025, Rev., 5.00%, 9/1/2026	50,000	50,000
Series 2021A, Rev., 5.00%, 9/1/2029	25,000	26,538
Series 2020, Rev., 4.00%, 9/1/2031	1,000,000	1,020,465
North Texas Tollway Authority, First Tier
Series 2025A, Rev., 5.00%, 1/1/2027	1,750,000	1,763,878
Series 2019A, Rev., 5.00%, 1/1/2028	50,000	51,579
Series 2024A, Rev., 5.00%, 1/1/2029	4,635,000	4,877,569
North Texas Tollway Authority, Second Tier
Series 2019B, Rev., 5.00%, 1/1/2027	235,000	236,864
Series 2019B, Rev., 5.00%, 1/1/2028	50,000	51,472
Series 2019B, Rev., 5.00%, 1/1/2029	405,000	425,538
Series 2024B, Rev., 5.00%, 1/1/2030	2,000,000	2,132,805
Nueces River Authority Series 2015, Rev., 5.00%, 7/15/2027	20,000	20,139
SEE NOTES TO FINANCIAL STATEMENTS.

322	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Pasadena Independent School District
Series 2019, GO, PSF-GTD, 5.00%, 2/15/2027	20,000	20,227
Series 2023B, GO, 5.00%, 2/15/2027	1,550,000	1,567,270
Plano Independent School District, Unlimited Tax
Series 2023, GO, 5.00%, 2/15/2027	110,000	111,185
Series 2025, GO, PSF-GTD, 5.00%, 2/15/2027	5,500,000	5,559,274
Series 2025, GO, PSF-GTD, 5.00%, 2/15/2028	9,000,000	9,302,896
Series 2025, GO, PSF-GTD, 5.00%, 2/15/2029	2,700,000	2,849,848
Richardson Independent School District, Unlimited Tax
Series 2026, GO, PSF-GTD, 5.00%, 2/15/2027	2,425,000	2,452,241
Series 2026A, GO, PSF-GTD, 5.00%, 2/15/2027	7,000,000	7,078,634
Series 2021, GO, PSF-GTD, 4.00%, 2/15/2031	1,830,000	1,883,167
San Antonio Independent School District Series 2019, GO, PSF-GTD, 5.00%, 8/15/2027	60,000	61,426
San Antonio Public Facilities Corp., Convention Center Facility Project Series 2022, Rev., 5.00%, 9/15/2028	50,000	51,932
San Antonio Water System, Junior Lien
Series 2020A, Rev., 5.00%, 5/15/2028	60,000	62,481
Series 2021A, Rev., 5.00%, 5/15/2028	40,000	41,654
Series 2020A, Rev., 5.00%, 5/15/2029	30,000	31,745
San Antonio Water System, Subordinate Lien Series 2024A, Rev., VRDO, LIQ : Truist Bank, 3.05%, 9/1/2026 (c)	33,300,000	33,300,000
San Jacinto Community College District, Limited Tax
Series 2026, GO, 5.00%, 2/15/2029	5,100,000	5,366,210
Series 2026, GO, 5.00%, 2/15/2030	4,725,000	5,048,844
Socorro Independent School District, Unlimited Tax Series B, GO, PSF-GTD, 5.00%, 8/15/2030	1,045,000	1,065,276
Spring Independent School District, Unlimited Tax
Series 2017A, GO, 5.00%, 8/15/2028	40,000	40,067
Series 2024B, GO, 5.00%, 8/15/2029	500,000	530,674
State of Texas, College Student Loan Series 2013B, GO, AMT, 4.13%, 8/1/2030	2,350,000	2,351,210
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
State of Texas, Public Finance Authority
Series A, GO, 5.00%, 10/1/2026	35,000	35,071
Series 2017A, GO, 5.00%, 10/1/2027	2,070,000	2,124,979
State of Texas, Transportation Commission Mobility Fund
Series 2024, GO, 5.00%, 10/1/2027	3,525,000	3,618,624
Series 2024, GO, 5.00%, 10/1/2028	8,510,000	8,919,330
Series 2024, GO, 5.00%, 10/1/2030	1,845,000	1,997,360
State of Texas, Veterans
Series 2011C, GO, VRDO, LIQ : FHLB, 2.29%, 9/10/2026 (c)	9,625,000	9,625,000
Series 2013A, GO, VRDO, LIQ : State Street Bank & Trust Co., 2.35%, 9/10/2026 (c)	8,350,000	8,350,000
Series 2015A, GO, VRDO, LIQ : State Street Bank & Trust Co., 2.35%, 9/10/2026 (c)	13,375,000	13,375,000
Tarrant County College District Series 2022, GO, 5.00%, 8/15/2027	60,000	61,351
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project Series 2022F, Rev., 5.00%, 11/15/2030 (c)	2,165,000	2,296,745
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Series 2025B, Rev., 5.00%, 11/15/2029 (c)	20,030,000	21,176,437
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System Series 2012B, Rev., VRDO, 2.29%, 9/10/2026 (c)	42,920,000	42,920,000
Tarrant Regional Water District Water Supply System
Series 2026, Rev., 5.00%, 3/1/2027	6,600,000	6,679,562
Series 2026, Rev., 5.00%, 3/1/2028	15,065,000	15,596,111
Series 2026, Rev., 5.00%, 3/1/2029	23,790,000	25,099,035
Series 2026, Rev., 5.00%, 3/1/2030	4,395,000	4,708,516
Texas A&M University, Financing System
Series 2017C, Rev., 5.00%, 5/15/2027	20,000	20,358
Series 2017C, Rev., 5.00%, 5/15/2028	80,000	81,298
Texas Home Collaborative, 1518 Apartments Series 2023, Rev., 5.00%, 10/1/2026 (c)	4,025,000	4,031,028
Texas Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Series 2023A, Rev., 5.50%, 1/1/2030 (c)	21,550,000	22,517,918
Texas State Technical College Series 2022A, Rev., A.G., 5.00%, 8/1/2028	135,000	140,696
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	323

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Texas State University System
Series 2017A, Rev., 5.00%, 3/15/2027	20,000	20,247
Series 2026A, Rev., 5.00%, 3/15/2027	2,570,000	2,601,793
Series 2026A, Rev., 5.00%, 3/15/2028	5,435,000	5,621,966
Texas Transportation Commission Series 2026, GO, 5.00%, 4/1/2028	4,550,000	4,728,703
Texas Water Development Board
Series A, Rev., 5.00%, 4/15/2027	115,000	115,227
Series 2019, Rev., 5.00%, 8/1/2027	125,000	127,747
Series A, Rev., 5.00%, 10/15/2027	20,000	20,039
Texas Water Development Board, State Revolving Fund
Series 2020, Rev., 5.00%, 8/1/2027	85,000	86,868
Series 2018, Rev., 5.00%, 8/1/2028	30,000	30,679
Series 2019, Rev., 5.00%, 8/1/2028	75,000	78,349
Texas Water Development Board, State Water Implementation Fund
Series A, Rev., 5.00%, 10/15/2026	765,000	766,486
Series 2018B, Rev., 5.00%, 10/15/2027	295,000	302,874
Series 2023A, Rev., 5.00%, 10/15/2029	40,000	42,686
Texas Water Development Board, Water Implementation, Master Trust Series 2018B, Rev., 5.00%, 4/15/2031	1,120,000	1,169,919
Texas Woman's University Series 2022A, Rev., 5.00%, 7/1/2027	20,000	20,368
Trinity River Authority Central Regional Wastewater System
Series 2017, Rev., 5.00%, 8/1/2027	2,000,000	2,044,559
Series 2021, Rev., 5.00%, 8/1/2028	70,000	72,969
Trinity River Authority, Central Regional Wastewater System Series 2017, Rev., 5.00%, 8/1/2029	190,000	193,725
University of Houston
Series 2016A, Rev., 4.00%, 2/15/2027	75,000	75,086
Series 2022A, Rev., 5.00%, 2/15/2027	30,000	30,334
Series 2017C, Rev., 5.00%, 2/15/2028	5,000	5,010
Series 2020A, Rev., 5.00%, 2/15/2028	30,000	31,044
Series 2017A, Rev., 5.00%, 2/15/2030	325,000	325,494
Wylie Independent School District, Unlimited Tax Series B, GO, PSF-GTD, Zero Coupon, 9/21/2026	4,610,000	1,868,092
Total Texas		658,090,698
Utah — 0.2%
City of Salt Lake City Series 2021A, Rev., AMT, 5.00%, 7/1/2031	3,400,000	3,658,666
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Utah — continued
Intermountain Power Agency, Utah Power Supply Series 2023A, Rev., 5.00%, 7/1/2030	130,000	140,173
Ogden City School District, Utah School Board Guaranty Act Series 2021, GO, 5.00%, 6/15/2027	50,000	50,960
Utah Associated Municipal Power Systems, Horse Butte Wind Project Series 2017A, Rev., 5.00%, 9/1/2026	825,000	825,000
Utah Board of Higher Education, University of Utah Auxiliary and Campus Facilities Series 1998A, Rev., NATL - RE, 5.50%, 4/1/2029	8,120,000	8,444,778
Total Utah		13,119,577
Virginia — 1.0%
Arlington County Industrial Development Authority, Multi-Family Housing Barcroft- Charlie 2 and Barcroft Bravo 5 Series 2025, Rev., 3.10%, 2/1/2027 (c)	5,300,000	5,296,746
City of Alexandria Series 2025, GO, 5.00%, 12/15/2026	3,600,000	3,625,869
City of Norfolk Series 2023A, GO, 5.00%, 9/1/2026	50,000	50,000
City of Richmond Public Utility Series 2026B, Rev., 5.00%, 1/15/2028	12,615,000	13,018,713
City of Richmond, Public Improvement Series 2017D, GO, 5.00%, 3/1/2027	45,000	45,562
Fairfax County Economic Development Authority, Silver Line Phase I Project Series 2016, Rev., 5.00%, 4/1/2027	20,000	20,039
Louisa Industrial Development Authority, Electric and Power Co. Project Series 2008A, Rev., 3.13%, 10/1/2030 (c)	2,000,000	1,983,224
Roanoke Economic Development Authority, Carilion Clinic Obligated Group Series 2020D, Rev., 5.00%, 7/1/2030 (c)	4,100,000	4,341,684
Virginia College Building Authority Educational Facilities, 21St Century College and Equipment Programs
Series 2017E, Rev., 5.00%, 2/1/2027	45,000	45,472
Series 2023A, Rev., 5.00%, 2/1/2027	195,000	197,047
Series 2020A, Rev., 5.00%, 2/1/2028	20,000	20,700
Series 2017E, Rev., 5.00%, 2/1/2029	285,000	294,168
Series 2017E, Rev., 5.00%, 2/1/2030	1,815,000	1,870,314
Virginia Commonwealth Transportation Board, Federal Highway Transportation Series 2016, Rev., GAN, 5.00%, 9/15/2026	2,185,000	2,186,926
SEE NOTES TO FINANCIAL STATEMENTS.

324	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Virginia — continued
Virginia Commonwealth Transportation Board, Federal Transportation Series 2017, Rev., GAN, 5.00%, 9/15/2028	1,345,000	1,378,506
Virginia Commonwealth University Series 2020A, Rev., 5.00%, 11/1/2026	55,000	55,202
Virginia Public Building Authority Series 2017A, Rev., 5.00%, 8/1/2027	50,000	51,113
Virginia Public School Authority, Prince William County Series 2016, Rev., 5.00%, 8/1/2029	3,185,000	3,191,276
Winchester Economic Development Authority, Valley Health System Obligated Group
Series 2024B-1, Rev., VRDO, LOC : Truist Bank, 3.00%, 9/1/2026 (c)	20,965,000	20,965,000
Series 2024B-2, Rev., VRDO, LOC : Truist Bank, 3.00%, 9/1/2026 (c)	15,000,000	15,000,000
Total Virginia		73,637,561
Washington — 1.9%
Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax Series 2016S-1, Rev., 5.00%, 11/1/2026	25,000	25,099
City of Seattle Drainage and Wastewater System Improvement Series 2017, Rev., 5.00%, 7/1/2027	55,000	56,137
City of Seattle Municipal Light and Power Series 2022, Rev., 5.00%, 7/1/2027	25,000	25,517
City of Seattle Water System Series 2021, Rev., 5.00%, 8/1/2027	35,000	35,799
City of Seattle, Limited Tax Series 2022A, GO, 4.00%, 9/1/2028	25,000	25,670
Clark County Public Utility District No. 1 Electric Series 2024, Rev., 5.00%, 1/1/2029	675,000	708,868
County of King Sewer
Series 2025A, Rev., 5.00%, 7/1/2027	3,775,000	3,853,061
Series 2025A, Rev., 5.00%, 7/1/2028	2,800,000	2,924,081
Energy Northwest, Columbia Generating Station
Series 2026A, Rev., 5.00%, 7/1/2028	6,000,000	6,254,902
Series 2025A, Rev., 5.00%, 7/1/2029	3,850,000	4,089,258
Energy Northwest, Project 1
Series 2024B, Rev., 5.00%, 7/1/2027	1,500,000	1,529,767
Series 2025A, Rev., 5.00%, 7/1/2027	2,900,000	2,957,549
Series 2025A, Rev., 5.00%, 7/1/2028	4,000,000	4,169,934
Energy Northwest, Project 3 Electric Series 2026A, Rev., 5.00%, 7/1/2027	7,500,000	7,648,832
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Washington — continued
Port of Seattle, Intermediate Lien
Series A, Rev., 5.00%, 5/1/2027	100,000	101,587
Series 2022A, Rev., 5.00%, 8/1/2028	70,000	72,993
Series 2022A, Rev., 5.00%, 8/1/2029	90,000	95,447
Public Utility District No. 1 of Lewis County, Cowlitz Falls Hydroelec Project Series 2013, Rev., 5.25%, 10/1/2028	2,290,000	2,307,490
State of Washington Series 2024A, COP, 5.00%, 1/1/2027	200,000	201,618
State of Washington Motor Vehicle Fuel Tax
Series R-2026B, GO, 5.00%, 7/1/2027	9,375,000	9,568,627
Series R-2026D, GO, 5.00%, 8/1/2027	10,000,000	10,227,104
State of Washington, Various Purpose
Series 2025C, GO, 5.00%, 2/1/2027	2,065,000	2,086,406
Series R-2022C, GO, 4.00%, 7/1/2027	15,025,000	15,212,249
Series 2024A, GO, 5.00%, 8/1/2028	1,010,000	1,055,487
Series R-2018C, GO, 5.00%, 8/1/2028	3,330,000	3,402,605
Series R-2026A, GO, 5.00%, 7/1/2029	53,535,000	56,876,981
Washington Health Care Facilities Authority, Providence Health and Services Series 2012A, Rev., 5.00%, 10/1/2026	1,030,000	1,030,923
Total Washington		136,543,991
West Virginia — 0.3%
West Virginia Commissioner of Highways, Surface Transportation Improvements
Series 2017A, Rev., 5.00%, 9/1/2027	140,000	143,261
Series 2017A, Rev., 5.00%, 9/1/2028	180,000	184,132
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Nucor Steel Project Series 2025B-1, Rev., AMT, VRDO, 2.50%, 9/10/2026 (c)	20,900,000	20,900,000
Total West Virginia		21,227,393
Wisconsin — 0.9%
City of De Pere Series 2013A, GO, 3.38%, 12/1/2026	160,000	160,052
City of Madison
Series 2019A, GO, 4.00%, 10/1/2026	1,865,000	1,867,238
Series 2021A, GO, 4.00%, 10/1/2026	20,000	20,024
County of Dane
Series 2025A, GO, 4.00%, 6/1/2027	40,000	40,431
Series 2025A, GO, 4.00%, 6/1/2030	4,050,000	4,215,569
Milwaukee Metropolitan Sewerage District Series 2025H, GO, 5.00%, 10/1/2026	9,890,000	9,909,922
PMA Levy and Aid Anticipation Notes Program Series 2025B, Rev., 5.00%, 9/24/2026	6,000,000	6,007,438
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	325

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Public Finance Authority, Duke Energy Progress Project Series 2022B, Rev., AMT, 4.00%, 10/1/2030 (c)	1,250,000	1,271,891
State of Wisconsin
Series 2017-3, GO, 5.00%, 11/1/2026	70,000	70,286
Series 2024-1, GO, 5.00%, 5/1/2027	1,450,000	1,474,451
Series 2025-2, GO, 5.00%, 5/1/2027	4,000,000	4,067,450
Series 2021A, GO, 5.00%, 5/1/2029	5,115,000	5,315,010
Series 2025-2, GO, 5.00%, 5/1/2029	1,500,000	1,589,903
Series 2025A, GO, 5.00%, 5/1/2030	1,410,000	1,518,220
Stevens Point Area Public School District Series 2019, GO, 3.50%, 4/1/2027 (b)	1,000,000	1,005,465
Wauwatosa School District Series 2019A, GO, 4.00%, 3/1/2031	2,750,000	2,755,308
Wisconsin Center District Series 2026, Rev., 5.00%, 12/15/2029	2,000,000	2,131,412
Wisconsin Department of Transportation
Series 2017-1, Rev., 5.00%, 7/1/2027	65,000	66,364
Series 2017-2, Rev., 5.00%, 7/1/2027	30,000	30,630
Series 2024-2, Rev., 5.00%, 7/1/2027	1,205,000	1,230,290
Series 2025-1, Rev., 5.00%, 7/1/2029	3,000,000	3,187,194
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group
Series 2018B-3, Rev., 5.00%, 6/22/2029 (c)	4,500,000	4,742,762
Series 2018C-4, Rev., 5.00%, 6/22/2029 (c)	7,800,000	8,188,534
Wisconsin Health and Educational Facilities Authority, Ascension Health Credit Group
Series 2016A, Rev., 5.00%, 11/15/2027	50,000	50,057
Series 2016A, Rev., 5.00%, 11/15/2029	400,000	402,894
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group
Series 2016A, Rev., 5.00%, 11/15/2026	2,050,000	2,052,457
Series 2016A, Rev., 5.00%, 11/15/2028	150,000	151,084
Series 2016A, Rev., 5.00%, 11/15/2030	3,810,000	3,827,110
Wisconsin Health and Educational Facilities Authority, Milwaukee Regional Medical Center Thermal Services, Inc. Series 2018, Rev., 5.00%, 4/1/2028	65,000	67,205
Total Wisconsin		67,416,651
Total Municipal Bonds (Cost $6,635,701,983)		6,634,553,288
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 9.7%
Investment Companies — 8.7%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.41% (g) (h) (Cost $637,819,835)	637,737,107	637,864,654
	PRINCIPAL AMOUNT($)
U.S. Treasury Obligations — 1.0%
U.S. Treasury Bills, 3.61%, 9/10/2026 (i) (Cost $72,234,930)	72,300,000	72,234,342
Total Short-Term Investments (Cost $710,054,765)		710,098,996
Total Investments — 99.9% (Cost $7,345,756,748)		7,344,652,284
Other Assets in Excess of Liabilities — 0.1%		10,544,414
NET ASSETS — 100.0%		7,355,196,698

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Note
TRAN	Tax & Revenue Anticipation Note
SEE NOTES TO FINANCIAL STATEMENTS.

326	J.P. Morgan Exchange-Traded Funds	August 31, 2026

VRDO	Variable Rate Demand Obligation
XLCA	Insured by XL Capital Assurance

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2026.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2026.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2026.
(i)	The rate shown is the effective yield as of August 31, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	327

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2026 (Unaudited)

	JPMorgan Active Bond ETF	JPMorgan Active High Yield ETF	JPMorgan Core Plus Bond ETF
ASSETS:
Investments in non-affiliates, at value	$8,508,050,849	$2,103,562,194	$14,074,782,525
Investments in affiliates, at value	243,502,629	106,694,547	1,090,872,194
Investments of cash collateral received from securities loaned, at value (See Note 2.G.)	—	79,200	—
Restricted cash for delayed delivery securities	—	—	2,277,000
Foreign currency, at value	—	—	1,139
Deposits at broker for futures contracts	14,812,000	—	38,387,000
Deposits at broker for centrally cleared swaps	—	—	20,000
Receivables:
Investment securities sold	119,071	374,706	1,085,260
Fund shares sold	5,263,413	—	36,930,260
Interest from non-affiliates	38,562,856	35,796,952	102,437,412
Dividends from affiliates	564,745	226,318	3,336,844
Securities lending income (See Note 2.G.)	—	265	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—	29,796
Unrealized appreciation on unfunded commitments	—	—	143
Total Assets	8,810,875,563	2,246,734,182	15,350,159,573
LIABILITIES:
Payables:
Due to custodian	3,834,413	315,209	6,044,940
Investment securities purchased	37,343,933	724,350	34,090,772
Investment securities purchased — delayed delivery securities	106,569,219	—	659,049,797
Collateral received on securities loaned (See Note 2.G.)	—	79,200	—
Variation margin on futures contracts	1,027,329	—	3,390,728
Variation margin on centrally cleared swaps	—	—	20,000
Accrued liabilities:
Management fees (See Note 3.A.)	1,785,000	849,378	4,341,591
Total Liabilities	150,559,894	1,968,137	706,937,828
Net Assets	$8,660,315,669	$2,244,766,045	$14,643,221,745
NET ASSETS:
Paid-in-Capital	$8,838,460,102	$2,250,031,276	$14,923,420,376
Total distributable earnings (loss)	(178,144,433)	(5,265,231)	(280,198,631)
Total Net Assets	$8,660,315,669	$2,244,766,045	$14,643,221,745
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	164,950,000	44,846,037	318,000,000
Net asset value, per share	$52.50	$50.05	$46.05
Cost of investments in non-affiliates	$8,691,507,062	$2,120,110,339	$14,282,555,578
Cost of investments in affiliates	243,502,629	106,694,547	1,090,872,194
Cost of foreign currency	—	—	1,122
Investment securities on loan, at value (See Note 2.G.)	—	80,000	—
Cost of investment of cash collateral (See Note 2.G.)	—	79,200	—
SEE NOTES TO FINANCIAL STATEMENTS.

328	J.P. Morgan Exchange-Traded Funds	August 31, 2026

	JPMorgan Income ETF	JPMorgan International Bond Opportunities ETF	JPMorgan Municipal ETF
ASSETS:
Investments in non-affiliates, at value	$10,814,516,979	$2,061,026,097	$8,032,526,606
Investments in affiliates, at value	270,257,532	76,744,501	700,677,240
Restricted cash for OTC derivatives	500,000	—	—
Restricted cash for delayed delivery securities	1,271,000	—	—
Cash	—	756,925	—
Foreign currency, at value	1,324	7,004,912	—
Deposits at broker for futures contracts	18,750,000	12,986,730	—
Deposits at broker for centrally cleared swaps	16,654,000	15,614,000	—
Receivables:
Due from custodian	4,021,129	2,342,869	—
Investment securities sold	348,272	5,573,125	—
Investment securities sold — delayed delivery securities	2,106,988,479	—	—
Fund shares sold	4,124,086	14,330,016	—
Interest from non-affiliates	70,619,032	34,428,991	84,423,678
Dividends from affiliates	958,761	251,767	1,078,856
Variation margin on futures contracts	793,565	279,189	2,448,375
Variation margin on centrally cleared swaps	402,730	—	—
Unrealized appreciation on forward foreign currency exchange contracts	2,320,364	4,452,732	—
Unrealized appreciation on unfunded commitments	248	—	—
Total Assets	13,312,527,501	2,235,791,854	8,821,154,755
LIABILITIES:
Payables:
Due to custodian	—	—	648,615
TBA short commitments, at value	1,966,929,953	—	—
Investment securities purchased	30,323,841	13,016,025	—
Investment securities purchased — delayed delivery securities	622,509,854	—	68,727,089
Unrealized depreciation on forward foreign currency exchange contracts	2,409,113	11,598,120	—
Variation margin on centrally cleared swaps	—	1,601,586	—
Outstanding OTC swap contracts, at value	97,753	—	—
Accrued liabilities:
Management fees (See Note 3.A.)	3,396,694	898,527	1,296,502
Total Liabilities	2,625,667,208	27,114,258	70,672,206
Net Assets	$10,686,860,293	$2,208,677,596	$8,750,482,549
NET ASSETS:
Paid-in-Capital	$10,775,494,472	$2,261,703,481	$9,074,559,485
Total distributable earnings (loss)	(88,634,179)	(53,025,885)	(324,076,936)
Total Net Assets	$10,686,860,293	$2,208,677,596	$8,750,482,549
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	234,150,000	46,400,000	176,848,153
Net asset value, per share	$45.64	$47.60	$49.48
Cost of investments in non-affiliates	$10,904,556,830	$2,059,536,999	$8,096,096,739
Cost of investments in affiliates	270,235,082	76,744,501	700,643,237
Cost of foreign currency	1,320	7,056,991	—
Proceeds from short TBAs	1,975,226,897	—	—
Net upfront payments/(receipts) on centrally cleared swaps	(4,028,398)	3,601	—
Net upfront payments on OTC swap contracts	9,784	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	329

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2026 (Unaudited) (continued)

	JPMorgan Short Duration Core Plus ETF	JPMorgan Ultra-Short Income ETF	JPMorgan Ultra-Short Municipal Income ETF
ASSETS:
Investments in non-affiliates, at value	$1,763,870,333	$37,591,481,264	$6,706,787,630
Investments in affiliates, at value	62,809,966	3,033,025,117	637,864,654
Investments of cash collateral received from securities loaned, at value (See Note 2.G.)	—	113,922,040	—
Repurchase agreements, at value	—	440,000,000	—
Cash	—	3,972,250	—
Foreign currency, at value	167	—	—
Receivables:
Investment securities sold	14,980	5,003,850	—
Investment securities sold — delayed delivery securities	11,368,828	—	—
Fund shares sold	—	50,527,052	4,943
Interest from non-affiliates	13,255,441	310,975,885	78,995,949
Dividends from affiliates	230,670	7,955,464	903,872
Securities lending income (See Note 2.G.)	—	23,730	—
Variation margin on futures contracts	75,690	—	—
Variation margin on centrally cleared swaps	2,830	—	—
Total Assets	1,851,628,905	41,556,886,652	7,424,557,048
LIABILITIES:
Payables:
Due to custodian	504,479	—	1,929
Investment securities purchased	5,000,000	243,158,186	—
Investment securities purchased — delayed delivery securities	23,863,467	66,200,000	68,320,542
Collateral received on securities loaned (See Note 2.G.)	—	113,922,040	—
Accrued liabilities:
Management fees (See Note 3.A.)	493,348	5,997,096	1,037,879
Total Liabilities	29,861,294	429,277,322	69,360,350
Net Assets	$1,821,767,611	$41,127,609,330	$7,355,196,698
NET ASSETS:
Paid-in-Capital	$1,844,641,886	$41,120,904,858	$7,366,243,217
Total distributable earnings (loss)	(22,874,275)	6,704,472	(11,046,519)
Total Net Assets	$1,821,767,611	$41,127,609,330	$7,355,196,698
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	38,920,000	814,100,000	144,500,000
Net asset value, per share	$46.81	$50.52	$50.90
Cost of investments in non-affiliates	$1,777,680,993	$37,655,864,961	$6,707,936,913
Cost of investments in affiliates	62,805,717	3,033,025,117	637,819,835
Cost of repurchase agreements	—	440,000,000	—
Cost of foreign currency	160	—	—
Investment securities on loan, at value (See Note 2.G.)	—	102,200,692	—
Cost of investment of cash collateral (See Note 2.G.)	—	113,922,040	—
Net upfront receipts on centrally cleared swaps	(107,176)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

330	J.P. Morgan Exchange-Traded Funds	August 31, 2026

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2026 (Unaudited)

	JPMorgan Active Bond ETF	JPMorgan Active High Yield ETF	JPMorgan Core Plus Bond ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$184,267,648	$72,882,990	$312,220,741
Interest income from affiliates	7,549	818	3,510
Dividend income from non-affiliates	—	73,968	—
Dividend income from affiliates	4,460,079	1,294,026	19,537,312
Income from securities lending (net) (See Note 2.G.)	—	1,622	—
Foreign taxes withheld (net)	—	—	(2,501)
Total investment income	188,735,276	74,253,424	331,759,062
EXPENSES:
Management fees (See Note 3.A.)	9,689,695	4,940,985	24,576,028
Interest expense to non-affiliates	5,753	—	62,916
Interest expense to affiliates	6,541	2,044	5,749
Total expenses	9,701,989	4,943,029	24,644,693
Less fees waived	—	—	(1,494,994)
Net expenses	9,701,989	4,943,029	23,149,699
Net investment income (loss)	179,033,287	69,310,395	308,609,363
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(11,175,546)	192,856	(14,527,830)
Futures contracts	(20,471,531)	—	(90,356,647)
Foreign currency transactions	—	—	(5,426)
Forward foreign currency exchange contracts	—	—	80,865
Net realized gain (loss)	(31,647,077)	192,856	(104,809,038)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(306,514,060)	(23,996,739)	(408,858,753)
Futures contracts	346,508	—	(11,215,058)
Foreign currency translations	—	(6,467)	2,287
Forward foreign currency exchange contracts	—	—	34,998
Unfunded commitments	—	—	143
Change in net unrealized appreciation/depreciation	(306,167,552)	(24,003,206)	(420,036,383)
Net realized/unrealized gains (losses)	(337,814,629)	(23,810,350)	(524,845,421)
Change in net assets resulting from operations	$(158,781,342)	$45,500,045	$(216,236,058)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	331

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2026 (Unaudited) (continued)

	JPMorgan Income ETF	JPMorgan International Bond Opportunities ETF	JPMorgan Municipal ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$274,003,827	$52,233,664	$145,245,993
Interest income from affiliates	26,994	7,839	831
Dividend income from affiliates	4,450,700	1,297,848	6,545,115
Foreign taxes withheld (net)	—	(82,915)	—
Total investment income	278,481,521	53,456,436	151,791,939
EXPENSES:
Management fees (See Note 3.A.)	18,557,539	4,961,814	6,663,467
Interest expense to non-affiliates	4,786	9,222	1,607
Interest expense to affiliates	27,682	21,609	6,104
Other	—	—	20,071
Total expenses	18,590,007	4,992,645	6,691,249
Less fees waived	(466,907)	—	(20,071)
Net expenses	18,123,100	4,992,645	6,671,178
Net investment income (loss)	260,358,421	48,463,791	145,120,761
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	20,844,661	(5,126,725)(a)	(22,246,132)
Investments in affiliates	(29,047)	—	6,548
Options purchased	—	—	(1,695,313)
Futures contracts	(20,639,695)	(87,415)	(6,151,909)
Foreign currency transactions	(71,713)	1,151,915	—
Forward foreign currency exchange contracts	2,930,070	19,970,619	—
Options written	—	—	1,017,188
Swaps	5,565,007	(3,113,048)	(2,213,496)
Net realized gain (loss)	8,599,283	12,795,346	(31,283,114)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(163,614,718)	(51,455,689)(b)	(242,437,239)
Investments in affiliates	16,403	—	28,200
Options purchased	—	—	(1,186,707)
Futures contracts	(5,096,550)	(1,341,176)	(1,407,423)
Foreign currency translations	4,117	10,618	—
Forward foreign currency exchange contracts	(1,696,687)	(13,876,266)	—
Options written	—	—	678,125
Swaps	(1,023,902)	(12,543,192)	—
Unfunded commitments	1,491	—	—
Change in net unrealized appreciation/depreciation	(171,409,846)	(79,205,705)	(244,325,044)
Net realized/unrealized gains (losses)	(162,810,563)	(66,410,359)	(275,608,158)
Change in net assets resulting from operations	$97,547,858	$(17,946,568)	$(130,487,397)

(a)
Net of foreign capital gains tax of $(2,211).
(b)
Net of change in foreign capital gains tax of $38,964.
SEE NOTES TO FINANCIAL STATEMENTS.

332	J.P. Morgan Exchange-Traded Funds	August 31, 2026

	JPMorgan Short Duration Core Plus ETF	JPMorgan Ultra-Short Income ETF	JPMorgan Ultra-Short Municipal Income ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$36,619,363	$783,864,964	$83,393,859
Interest income from affiliates	353	26,255	2,740
Dividend income from affiliates	919,704	42,075,106	7,281,763
Income from securities lending (net) (See Note 2.G.)	—	65,283	—
Total investment income	37,539,420	826,031,608	90,678,362
EXPENSES:
Management fees (See Note 3.A.)	2,522,533	33,718,681	5,534,724
Interest expense to non-affiliates	2,768	9,023	785
Interest expense to affiliates	638	27,112	15,634
Total expenses	2,525,939	33,754,816	5,551,143
Net investment income (loss)	35,013,481	792,276,792	85,127,219
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(1,622,278)	6,616,655	(691,134)
Investments in affiliates	(18,631)	—	27,490
Futures contracts	(3,725,477)	299,711	(1,164,529)
Swaps	(52,276)	—	—
Net realized gain (loss)	(5,418,662)	6,916,366	(1,828,173)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(26,359,703)	(190,246,077)	(24,565,497)
Investments in affiliates	788	—	38,152
Futures contracts	(712,869)	—	—
Foreign currency translations	(262)	—	—
Swaps	(36,732)	—	—
Change in net unrealized appreciation/depreciation	(27,108,778)	(190,246,077)	(24,527,345)
Net realized/unrealized gains (losses)	(32,527,440)	(183,329,711)	(26,355,518)
Change in net assets resulting from operations	$2,486,041	$608,947,081	$58,771,701
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	333

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan Active Bond ETF		JPMorgan Active High Yield ETF
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	February 28, 2026 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$179,033,287	$155,040,907	$69,310,395	$88,056,325
Net realized gain (loss)	(31,647,077)	7,405,756	192,856	3,005,348
Change in net unrealized appreciation/depreciation	(306,167,552)	105,044,009	(24,003,206)	7,453,868
Change in net assets resulting from operations	(158,781,342)	267,490,672	45,500,045	98,515,541
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(167,909,071)	(141,465,209)	(68,865,552)	(80,415,265)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,297,202,871	5,037,294,248	115,931,718	2,134,099,558
NET ASSETS:
Change in net assets	1,970,512,458	5,163,319,711	92,566,211	2,152,199,834
Beginning of period	6,689,803,211	1,526,483,500	2,152,199,834	—
End of period	$8,660,315,669	$6,689,803,211	$2,244,766,045	$2,152,199,834
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$2,297,202,871	$5,037,294,248	$118,444,838	$2,136,632,904
Cost of shares redeemed	—	—	(2,513,120)	(2,533,346)
Total change in net assets resulting from capital transactions	$2,297,202,871	$5,037,294,248	$115,931,718	$2,134,099,558
SHARE TRANSACTIONS:
Issued	42,950,000	93,450,000	2,350,000	42,596,037
Redeemed	—	—	(50,000)	(50,000)
Net increase in shares from share transactions	42,950,000	93,450,000	2,300,000	42,546,037

(a)
Commencement of operations was June 24, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

334	J.P. Morgan Exchange-Traded Funds	August 31, 2026

	JPMorgan Core Plus Bond ETF		JPMorgan Income ETF
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$308,609,363	$391,401,961	$260,358,421	$293,326,986
Net realized gain (loss)	(104,809,038)	18,007,562	8,599,283	(24,252,257)
Change in net unrealized appreciation/depreciation	(420,036,383)	153,801,660	(171,409,846)	53,977,372
Change in net assets resulting from operations	(216,236,058)	563,211,183	97,547,858	323,052,101
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(291,593,235)	(373,322,474)	(252,192,107)	(276,653,246)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	4,542,137,640	4,618,029,209	2,573,356,370	5,193,280,736
NET ASSETS:
Change in net assets	4,034,308,347	4,807,917,918	2,418,712,121	5,239,679,591
Beginning of period	10,608,913,398	5,800,995,480	8,268,148,172	3,028,468,581
End of period	$14,643,221,745	$10,608,913,398	$10,686,860,293	$8,268,148,172
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$4,542,137,640	$4,618,029,209	$2,573,356,370	$5,193,280,736
Total change in net assets resulting from capital transactions	$4,542,137,640	$4,618,029,209	$2,573,356,370	$5,193,280,736
SHARE TRANSACTIONS:
Issued	97,100,000	97,700,000	56,010,000	112,290,000
Net increase in shares from share transactions	97,100,000	97,700,000	56,010,000	112,290,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	335

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan International Bond Opportunities ETF		JPMorgan Municipal ETF
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$48,463,791	$53,500,251	$145,120,761	$158,882,605
Net realized gain (loss)	12,795,346	(55,993,392)	(31,283,114)	(20,031,993)
Change in net unrealized appreciation/depreciation	(79,205,705)	85,105,379	(244,325,044)	116,505,030
Change in net assets resulting from operations	(17,946,568)	82,612,238	(130,487,397)	255,355,642
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(44,339,173)	(52,683,318)	(139,535,306)	(144,347,382)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	469,965,581	1,181,827,453	1,896,820,299	4,561,815,361
NET ASSETS:
Change in net assets	407,679,840	1,211,756,373	1,626,797,596	4,672,823,621
Beginning of period	1,800,997,756	589,241,383	7,123,684,953	2,450,861,332
End of period	$2,208,677,596	$1,800,997,756	$8,750,482,549	$7,123,684,953
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$469,965,581	$1,181,827,453	$1,896,820,299	$2,675,864,514
Net assets acquired in Fund reorganization (See Note 9)	—	—	—	1,917,678,960
Cost of shares redeemed	—	—	—	(31,728,113)
Total change in net assets resulting from capital transactions	$469,965,581	$1,181,827,453	$1,896,820,299	$4,561,815,361
SHARE TRANSACTIONS:
Issued	9,800,000	24,300,000	37,800,000	53,455,009
Shares issued in connection with Fund reorganization (See Note 9)	—	—	—	37,893,144
Redeemed	—	—	—	(650,000)
Net increase in shares from share transactions	9,800,000	24,300,000	37,800,000	90,698,153
SEE NOTES TO FINANCIAL STATEMENTS.

336	J.P. Morgan Exchange-Traded Funds	August 31, 2026

	JPMorgan Short Duration Core Plus ETF		JPMorgan Ultra-Short Income ETF
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$35,013,481	$40,371,680	$792,276,792	$1,454,441,203
Net realized gain (loss)	(5,418,662)	796,213	6,916,366	34,695,961
Change in net unrealized appreciation/depreciation	(27,108,778)	9,273,441	(190,246,077)	50,356,078
Change in net assets resulting from operations	2,486,041	50,441,334	608,947,081	1,539,493,242
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(32,967,776)	(37,956,718)	(779,272,938)	(1,452,947,667)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	500,706,855	732,031,089	3,690,770,785	6,643,217,652
NET ASSETS:
Change in net assets	470,225,120	744,515,705	3,520,444,928	6,729,763,227
Beginning of period	1,351,542,491	607,026,786	37,607,164,402	30,877,401,175
End of period	$1,821,767,611	$1,351,542,491	$41,127,609,330	$37,607,164,402
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$500,706,855	$807,449,682	$4,299,640,558	$8,769,724,493
Cost of shares redeemed	—	(75,418,593)	(608,869,773)	(2,126,506,841)
Total change in net assets resulting from capital transactions	$500,706,855	$732,031,089	$3,690,770,785	$6,643,217,652
SHARE TRANSACTIONS:
Issued	10,650,000	17,010,000	85,150,000	173,300,000
Redeemed	—	(1,610,000)	(12,050,000)	(42,150,000)
Net increase in shares from share transactions	10,650,000	15,400,000	73,100,000	131,150,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	337

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan Ultra-Short Municipal Income ETF
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$85,127,219	$131,081,021
Net realized gain (loss)	(1,828,173)	(527,319)
Change in net unrealized appreciation/depreciation	(24,527,345)	18,634,297
Change in net assets resulting from operations	58,771,701	149,187,999
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(83,740,856)	(125,762,813)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,207,091,380	2,709,028,954
NET ASSETS:
Change in net assets	1,182,122,225	2,732,454,140
Beginning of period	6,173,074,473	3,440,620,333
End of period	$7,355,196,698	$6,173,074,473
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,428,563,565	$3,598,615,084
Cost of shares redeemed	(221,472,185)	(889,586,130)
Total change in net assets resulting from capital transactions	$1,207,091,380	$2,709,028,954
SHARE TRANSACTIONS:
Issued	28,050,000	70,650,000
Redeemed	(4,350,000)	(17,450,000)
Net increase in shares from share transactions	23,700,000	53,200,000
SEE NOTES TO FINANCIAL STATEMENTS.

338	J.P. Morgan Exchange-Traded Funds	August 31, 2026

THIS PAGE IS INTENTIONALLY LEFT BLANK

339

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Active Bond ETF
Six Months Ended August 31, 2026 (Unaudited)	$54.83	$1.22	$(2.38)	$(1.16)	$(1.17)	$—	$(1.17)
Year Ended February 28, 2026	53.47	2.48	1.27	3.75	(2.35)	(0.04)	(2.39)
Year Ended February 28, 2025	52.10	2.57	1.19	3.76	(2.37)	(0.02)	(2.39)
October 11, 2023 (e) through February 29, 2024	49.87	1.01	1.95	2.96	(0.73)	—	(0.73)
JPMorgan Active High Yield ETF
Six Months Ended August 31, 2026 (Unaudited)	50.59	1.58	(0.54)	1.04	(1.58)	—	(1.58)
June 24, 2025 (e) through February 28, 2026	50.00	2.13	0.40	2.53	(1.90)	(0.04)	(1.94)
JPMorgan Core Plus Bond ETF
Six Months Ended August 31, 2026 (Unaudited)	48.03	1.15	(2.01)	(0.86)	(1.12)	—	(1.12)
Year Ended February 28, 2026	47.09	2.39	0.88	3.27	(2.33)	—	(2.33)
Year Ended February 28, 2025	46.22	2.45	0.79	3.24	(2.37)	—	(2.37)
Year Ended February 29, 2024	46.22	2.27	(0.21)	2.06	(2.06)	—	(2.06)
Year Ended February 28, 2023	52.24	1.68	(6.23)	(4.55)	(1.47)	—	(1.47)
Year Ended February 28, 2022	54.31	1.09	(1.96)	(0.87)	(1.09)	(0.11)	(1.20)
JPMorgan Income ETF
Six Months Ended August 31, 2026 (Unaudited)	46.41	1.29	(0.79)	0.50	(1.27)	—	(1.27)
Year Ended February 28, 2026	45.99	2.65	0.37	3.02	(2.60)	—	(2.60)
Year Ended February 28, 2025	45.17	2.81	0.78	3.59	(2.77)	—	(2.77)
Year Ended February 29, 2024	44.90	2.84	0.06	2.90	(2.63)	—	(2.63)
Year Ended February 28, 2023	48.89	2.36	(4.24)	(1.88)	(2.10)	(0.01)	(2.11)
October 28, 2021 (e) through February 28, 2022	50.00	0.58	(1.24)	(0.66)	(0.45)	—	(0.45)
JPMorgan International Bond Opportunities ETF
Six Months Ended August 31, 2026 (Unaudited)	49.21	1.17	(1.68)	(0.51)	(1.10)	—	(1.10)
Year Ended February 28, 2026	47.91	2.34	1.33	3.67	(2.37)	—	(2.37)
Year Ended February 28, 2025	47.23	2.24	0.64	2.88	(2.20)	—	(2.20)
Year Ended February 29, 2024	46.64	2.12	0.62	2.74	(2.15)	—	(2.15)
Year Ended February 28, 2023	48.96	1.57	(2.48)	(0.91)	(1.41)	—	(1.41)
Year Ended February 28, 2022	51.04	1.16	(1.92)	(0.76)	(1.32)	—	(1.32)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Commencement of operations.
(f)
Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

SEE NOTES TO FINANCIAL STATEMENTS.

340	J.P. Morgan Exchange-Traded Funds	August 31, 2026

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return(c)(d)	Market price total return(c)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$52.50	$52.69	(2.13)%	(2.02)%	$8,660,315,669	0.25%	4.55%	0.25%	22%
54.83	54.96	7.22	7.14	6,689,803,211	0.24	4.60	0.24	42
53.47	53.63	7.42	7.43	1,526,483,500	0.25	4.87	0.25	89
52.10	52.24	5.95	6.23	195,376,421	0.29	5.06	0.29	78

50.05	50.27	2.09	2.53	2,244,766,045	0.45	6.26	0.45	18
50.59	50.59	5.14	5.13	2,152,199,834	0.45	6.17	0.45	19

46.05	46.17	(1.80)	(1.77)	14,643,221,745	0.37	4.90	0.39	34
48.03	48.14	7.17	7.08	10,608,913,398	0.37	5.08	0.39	58
47.09	47.23	7.21	7.24	5,800,995,480	0.37	5.27	0.39	111
46.22	46.34	4.58	4.65	2,630,096,493	0.39	4.94	0.39	57
46.22	46.30	(8.76)	(8.84)	762,673,581	0.39	3.55	0.39	36
52.24	52.37	(1.66)	(1.73)	276,853,932	0.40	2.02	0.40	81

45.64	45.84	1.11	1.19	10,686,860,293	0.39	5.57	0.40	51
46.41	46.57	6.78	6.68	8,268,148,172	0.39	5.76	0.40	157
45.99	46.18	8.22	8.15	3,028,468,581	0.39	6.19	0.40	120
45.17	45.37	6.67	6.27	1,071,983,762	0.40	6.33	0.40	162
44.90	45.25	(3.84)	(3.52)	348,910,890	0.40	5.17	0.40	216
48.89	49.09	(1.34)	(0.94)(f)	137,861,001	0.39	3.47	0.39	13

47.60	47.76	(1.04)	(1.08)	2,208,677,596	0.50	4.84	0.50	26
49.21	49.39	7.87	7.46	1,800,997,756	0.50	4.83	0.50	30
47.91	48.26	6.26	6.29	589,241,383	0.50	4.72	0.50	38
47.23	47.55	6.08	6.31	415,646,453	0.50	4.56	0.50	25
46.64	46.84	(1.81)	(1.43)	284,507,436	0.50	3.39	0.50	71
48.96	48.98	(1.56)	(2.10)	323,118,565	0.50	2.28	0.50	52
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	341

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Municipal ETF
Six Months Ended August 31, 2026 (Unaudited)	$51.23	$0.93	$(1.76)	$(0.83)	$(0.92)	$—	$(0.92)
Year Ended February 28, 2026	50.69	1.86	0.47	2.33	(1.79)	—	(1.79)
Year Ended February 28, 2025	50.79	1.80	(0.16)	1.64	(1.74)	—	(1.74)
Year Ended February 29, 2024	49.77	1.77	0.89	2.66	(1.64)	—	(1.64)
Year Ended February 28, 2023	52.97	1.37	(3.44)	(2.07)	(1.13)	—	(1.13)
Year Ended February 28, 2022	54.37	0.85	(1.18)	(0.33)	(0.85)	(0.22)	(1.07)
JPMorgan Short Duration Core Plus ETF
Six Months Ended August 31, 2026 (Unaudited)	47.81	1.07	(1.03)	0.04	(1.04)	—	(1.04)
Year Ended February 28, 2026	47.17	2.24	0.59	2.83	(2.19)	—	(2.19)
Year Ended February 28, 2025	46.29	2.27	0.84	3.11	(2.23)	—	(2.23)
Year Ended February 29, 2024	45.88	2.01	0.35	2.36	(1.95)	—	(1.95)
Year Ended February 28, 2023	48.60	1.31	(2.78)	(1.47)	(1.25)	—	(1.25)
March 1, 2021 (f) through February 28, 2022	50.00	0.62	(1.42)	(0.80)	(0.59)	(0.01)	(0.60)
JPMorgan Ultra-Short Income ETF
Six Months Ended August 31, 2026 (Unaudited)	50.75	1.03	(0.24)	0.79	(1.02)	—	(1.02)
Year Ended February 28, 2026	50.63	2.21	0.13	2.34	(2.22)	—	(2.22)
Year Ended February 28, 2025	50.41	2.56	0.23	2.79	(2.57)	—	(2.57)
Year Ended February 29, 2024	50.28	2.49	0.10	2.59	(2.46)	—	(2.46)
Year Ended February 28, 2023	50.35	1.17	(0.18)	0.99	(0.97)	(0.09)	(1.06)
Year Ended February 28, 2022	50.78	0.28	(0.35)	(0.07)	(0.32)	(0.04)	(0.36)
JPMorgan Ultra-Short Municipal Income ETF
Six Months Ended August 31, 2026 (Unaudited)	51.10	0.66	(0.20)	0.46	(0.66)	—	(0.66)
Year Ended February 28, 2026	50.90	1.42	0.20	1.62	(1.42)	—	(1.42)
Year Ended February 28, 2025	50.80	1.66	0.10	1.76	(1.66)	—	(1.66)
Year Ended February 29, 2024	50.61	1.63	0.16	1.79	(1.60)	—	(1.60)
Year Ended February 28, 2023	50.76	0.70	(0.19)	0.51	(0.66)	—	(0.66)
Year Ended February 28, 2022	51.01	0.13	(0.25)	(0.12)	(0.13)	—	(0.13)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(f)	Commencement of operations.
(g)
Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

SEE NOTES TO FINANCIAL STATEMENTS.

342	J.P. Morgan Exchange-Traded Funds	August 31, 2026

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return(c)(d)	Market price total return(c)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$49.48	$49.52	(1.64)%	(1.70)%	$8,750,482,549	0.17%(e)	3.69%(e)	0.17%(e)	20%
51.23	51.30	4.74	4.69	7,123,684,953	0.17	3.70	0.17	38
50.69	50.78	3.31	3.39	2,450,861,332	0.17	3.56	0.17	39
50.79	50.84	5.46	5.48	1,221,487,390	0.17	3.54	0.17	27
49.77	49.81	(3.89)	(3.88)	408,142,543	0.16	2.74	0.16	33
52.97	53.01	(0.66)	(0.55)	100,642,548	0.18	1.56	0.18	48

46.81	46.86	0.09	0.11	1,821,767,611	0.33	4.53	0.33	31
47.81	47.85	6.16	6.04	1,351,542,491	0.33	4.73	0.33	72
47.17	47.26	6.89	7.02	607,026,786	0.33	4.87	0.33	60
46.29	46.32	5.28	5.41	410,557,850	0.33	4.39	0.33	48
45.88	45.85	(3.03)	(3.11)	190,421,997	0.32	2.82	0.32	199
48.60	48.61	(1.63)	(1.61)(g)	192,461,679	0.32	1.26	0.32	175

50.52	50.54	1.58	1.60	41,127,609,330	0.17	4.05	0.17	29
50.75	50.76	4.74	4.70	37,607,164,402	0.17	4.36	0.17	63
50.63	50.66	5.69	5.69	30,877,401,175	0.17	5.07	0.17	66
50.41	50.44	5.29	5.31	22,514,509,028	0.17	4.97	0.17	77
50.28	50.30	2.01	2.00	25,144,500,767	0.17	2.34	0.17	57
50.35	50.37	(0.14)	(0.12)	18,686,174,480	0.18	0.56	0.18	70

50.90	50.96	0.90	0.96	7,355,196,698	0.17	2.56	0.17	20
51.10	51.13	3.24	3.26	6,173,074,473	0.16	2.80	0.16	53
50.90	50.92	3.53	3.56	3,440,620,333	0.17	3.27	0.17	53
50.80	50.81	3.59	3.67	2,636,616,919	0.17	3.23	0.17	76
50.61	50.58	1.01	0.97	2,520,461,501	0.17	1.39	0.17	94
50.76	50.75	(0.23)	(0.29)	3,116,619,866	0.17	0.26	0.17	50
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	343

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited)
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 9 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
Diversification Classification
JPMorgan Active Bond ETF	Diversified
JPMorgan Active High Yield ETF	Diversified
JPMorgan Core Plus Bond ETF	Diversified
JPMorgan Income ETF	Diversified
JPMorgan International Bond Opportunities ETF	Diversified
JPMorgan Municipal ETF	Diversified
JPMorgan Short Duration Core Plus ETF	Diversified
JPMorgan Ultra-Short Income ETF	Diversified
JPMorgan Ultra-Short Municipal Income ETF	Diversified
The investment objective of JPMorgan Active Bond ETF (“Active Bond ETF”) is to seek to deliver total return from a portfolio of investment grade intermediate- and long-term bonds.
The investment objective of JPMorgan Active High Yield ETF (“Active High Yield ETF”) is to seek to achieve a return in excess of the benchmark by investing primarily in below investment grade corporate debt securities. A high level of current income is the Fund’s primary objective and capital appreciation is a secondary objective.
The investment objective of JPMorgan Core Plus Bond ETF (“Core Plus Bond ETF”) is to seek a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.
The investment objective of JPMorgan Income ETF (“Income ETF”) is to seek to provide income with a secondary objective of capital appreciation.
The investment objective of JPMorgan International Bond Opportunities ETF (“International Bond Opportunities ETF”) is to seek to provide total return.
The investment objective of JPMorgan Municipal ETF (“Municipal ETF”) is to seek to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal income tax purposes. Exclusion from gross income for federal income tax purposes may not mean exclusion from the federal alternative minimum tax.
The investment objective of JPMorgan Short Duration Core Plus ETF (“Short Duration Core Plus ETF”) is to seek total return, consistent with preservation of capital.
The investment objective of JPMorgan Ultra-Short Income ETF (“Ultra-Short Income ETF”) is to seek to provide current income while seeking to maintain a low volatility of principal.
The investment objective of JPMorgan Ultra-Short Municipal Income ETF (“Ultra-Short Municipal Income ETF”) is to seek to provide as high a level of current income exempt from federal income tax as is consistent with relative stability of principal. Exclusion from gross income for federal income tax purposes may not mean exclusion from the federal alternative minimum tax.
Municipal ETF acquired all the assets and liabilities of the JPMorgan National Municipal Income Fund in a reorganization on October 24, 2025. Please refer to Note 9 discussing the reorganization.

344

Shares of each Fund are listed and traded at market price on an exchange as follows:
Listing Exchange
Active Bond ETF	New York Stock Exchange LLC
Active High Yield ETF	NYSE Arca, Inc.^
Core Plus Bond ETF	NYSE Arca, Inc.^
Income ETF	NYSE Arca, Inc.
International Bond Opportunities ETF	NYSE Arca, Inc.^
Municipal ETF	NYSE Arca, Inc.^
Short Duration Core Plus ETF	NYSE Arca, Inc.
Ultra-Short Income ETF	NYSE Arca, Inc.
Ultra-Short Municipal Income ETF	NYSE Arca, Inc.^

^	Prior to April 16, 2026, the listing exchange was Cboe BZX Exchange, Inc.
Market prices for the Funds' shares may be different from their net asset value (“NAV”).
The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units”. Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based

345

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAVs of the Funds are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Active Bond ETF, Core Plus Bond ETF, Income ETF and Short Duration Core Plus ETF at August 31, 2026.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Active Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,455,397,747	$277,333,036	$1,732,730,783
Collateralized Mortgage Obligations	—	566,458,447	166,515,855	732,974,302
Commercial Mortgage-Backed Securities	—	257,624,069	229,974,383	487,598,452
Corporate Bonds
Aerospace & Defense	—	17,644,343	—	17,644,343
Banks	—	434,306,264	—	434,306,264
Beverages	—	2,440,244	—	2,440,244
Biotechnology	—	26,095,057	—	26,095,057
Broadline Retail	—	18,552,655	—	18,552,655
Capital Markets	—	144,620,685	—	144,620,685
Chemicals	—	13,346,483	—	13,346,483
Commercial Services & Supplies	—	796,206	739,557	1,535,763
Communications Equipment	—	1,045,904	—	1,045,904
Construction & Engineering	—	8,668,868	—	8,668,868
Construction Materials	—	6,015,506	—	6,015,506

346

Active Bond ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Consumer Finance	$—	$54,594,501	$—	$54,594,501
Consumer Staples Distribution & Retail	—	806,783	—	806,783
Containers & Packaging	—	6,968,521	—	6,968,521
Diversified	—	—	8,617,698	8,617,698
Diversified REITs	—	7,463,757	—	7,463,757
Diversified Telecommunication Services	—	78,146,411	—	78,146,411
Electric Utilities	—	98,410,635	—	98,410,635
Electrical Equipment	—	7,118,053	—	7,118,053
Electronic Equipment, Instruments & Components	—	1,910,935	—	1,910,935
Energy Equipment & Services	—	4,084,651	—	4,084,651
Financial Services	—	28,680,640	106,214,147	134,894,787
Food Products	—	20,066,299	—	20,066,299
Gas Utilities	—	540,459	—	540,459
Ground Transportation	—	1,282,244	—	1,282,244
Health Care Equipment & Supplies	—	11,689,102	—	11,689,102
Health Care Providers & Services	—	27,489,286	16,596,327	44,085,613
Health Care REITs	—	2,080,315	—	2,080,315
Independent Power and Renewable Electricity Producers	—	7,704,250	—	7,704,250
Industrial Conglomerates	—	1,308,634	—	1,308,634
Industrial REITs	—	867,524	—	867,524
Insurance	—	17,371,144	—	17,371,144
Interactive Media & Services	—	38,996,937	—	38,996,937
IT Services	—	10,507,454	—	10,507,454
Life Sciences Tools & Services	—	3,517,778	—	3,517,778
Media	—	13,887,379	—	13,887,379
Metals & Mining	—	10,737,704	—	10,737,704
Mortgage Real Estate Investment Trusts (REITs)	—	7,979,248	3,000,000	10,979,248
Multi-Utilities	—	27,637,256	—	27,637,256
Oil, Gas & Consumable Fuels	—	79,654,999	—	79,654,999
Passenger Airlines	—	—	12,000,000	12,000,000
Pharmaceuticals	—	4,290,765	—	4,290,765
Real Estate Management & Development	—	700,201	—	700,201
Residential REITs	—	3,327,243	—	3,327,243
Semiconductors & Semiconductor Equipment	—	20,792,265	—	20,792,265
Software	—	25,812,310	—	25,812,310
Specialized REITs	—	21,758,903	—	21,758,903
Specialty Retail	—	826,314	—	826,314
Technology Hardware, Storage & Peripherals	—	1,992,550	—	1,992,550
Tobacco	—	465,340	—	465,340
Trading Companies & Distributors	—	542,157	—	542,157
Wireless Telecommunication Services	—	5,193,479	—	5,193,479
Total Corporate Bonds	—	1,330,736,641	147,167,729	1,477,904,370
Foreign Government Securities	—	48,384,340	—	48,384,340
Mortgage-Backed Securities	—	1,349,464,006	611,302	1,350,075,308
U.S. Treasury Obligations	—	2,678,383,294	—	2,678,383,294

347

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
Active Bond ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$243,502,629	$—	$—	$243,502,629
Total Investments in Securities	$243,502,629	$7,686,448,544	$821,602,305	$8,751,553,478
Appreciation in Other Financial Instruments
Futures Contracts	$3,266,501	$—	$—	$3,266,501
Depreciation in Other Financial Instruments
Futures Contracts	$(1,425,314)	$—	$—	$(1,425,314)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$1,841,187	$—	$—	$1,841,187

Active High Yield ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$—	$56,814	$—	$56,814
Corporate Bonds
Aerospace & Defense	—	26,466,137	—	26,466,137
Automobile Components	—	75,866,016	—	75,866,016
Beverages	—	6,292,284	—	6,292,284
Broadline Retail	—	14,458,999	—	14,458,999
Building Products	—	90,205,857	—	90,205,857
Chemicals	—	73,775,961	—	73,775,961
Commercial Services & Supplies	—	108,865,686	—	108,865,686
Communications Equipment	—	1,284,974	—	1,284,974
Construction & Engineering	—	13,385,536	—	13,385,536
Construction Materials	—	5,746,582	—	5,746,582
Consumer Finance	—	27,817,829	—	27,817,829
Consumer Staples Distribution & Retail	—	15,584,250	—	15,584,250
Containers & Packaging	—	37,839,698	—	37,839,698
Distributors	—	1,211,484	—	1,211,484
Diversified Consumer Services	—	4,546,931	—	4,546,931
Diversified REITs	—	558,013	—	558,013
Diversified Telecommunication Services	—	177,514,129	—	177,514,129
Electric Utilities	—	51,855,196	—	51,855,196
Electrical Equipment	—	2,288,371	—	2,288,371
Electronic Equipment, Instruments & Components	—	24,590,567	—	24,590,567
Energy Equipment & Services	—	18,081,226	—	18,081,226
Entertainment	—	25,265,298	—	25,265,298
Financial Services	—	33,343,541	—	33,343,541
Food Products	—	14,772,419	—	14,772,419
Gas Utilities	—	7,460,427	—	7,460,427
Ground Transportation	—	39,631,734	—	39,631,734
Health Care Equipment & Supplies	—	27,892,553	—	27,892,553
Health Care Providers & Services	—	76,953,445	—	76,953,445
Health Care REITs	—	3,526,532	—	3,526,532
Health Care Technology	—	18,951,498	—	18,951,498
Hotel & Resort REITs	—	20,062,700	—	20,062,700

348

Active High Yield ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Hotels, Restaurants & Leisure	$—	$140,157,299	$—	$140,157,299
Household Durables	—	26,921,930	—	26,921,930
Household Products	—	9,373,387	—	9,373,387
Independent Power and Renewable Electricity Producers	—	15,294,860	—	15,294,860
Insurance	—	2,602,446	—	2,602,446
Interactive Media & Services	—	5,341,365	—	5,341,365
IT Services	—	26,006,887	—	26,006,887
Life Sciences Tools & Services	—	1,518,725	—	1,518,725
Machinery	—	23,887,920	—	23,887,920
Media	—	186,081,661	—	186,081,661
Metals & Mining	—	28,812,893	—	28,812,893
Mortgage Real Estate Investment Trusts (REITs)	—	93,653	—	93,653
Oil, Gas & Consumable Fuels	—	259,880,185	—	259,880,185
Passenger Airlines	—	30,237,322	—	30,237,322
Personal Care Products	—	10,891,012	—	10,891,012
Pharmaceuticals	—	40,852,558	—	40,852,558
Professional Services	—	7,838,098	—	7,838,098
Real Estate Management & Development	—	5,367,021	—	5,367,021
Semiconductors & Semiconductor Equipment	—	26,818,417	—	26,818,417
Software	—	43,239,807	—	43,239,807
Specialized REITs	—	10,033,246	—	10,033,246
Specialty Retail	—	37,449,487	—	37,449,487
Technology Hardware, Storage & Peripherals	—	10,009,765	—	10,009,765
Trading Companies & Distributors	—	63,052,639	—	63,052,639
Wireless Telecommunication Services	—	6,556,677	80,000	6,636,677
Total Corporate Bonds	—	2,064,415,133	80,000	2,064,495,133
Preferred Stocks	—	1,023,780	—	1,023,780
U.S. Treasury Obligations	—	37,982,894	—	37,982,894
Warrants	—	3,573	—	3,573
Short-Term Investments
Investment Companies	106,694,547	—	—	106,694,547
Investment of Cash Collateral from Securities Loaned	79,200	—	—	79,200
Total Short-Term Investments	106,773,747	—	—	106,773,747
Total Investments in Securities	$106,773,747	$2,103,482,194	$80,000	$2,210,335,941

Core Plus Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,592,586,164	$580,400,830	$2,172,986,994
Collateralized Mortgage Obligations	—	749,660,159	86,347,703	836,007,862
Commercial Mortgage-Backed Securities	—	752,302,595	305,773,060	1,058,075,655
Common Stocks
Broadline Retail	—	—	— (a)	— (a)
Health Care Equipment & Supplies	—	327	—	327

349

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
Core Plus Bond ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Common Stocks	—	327	— (a)	327
Corporate Bonds
Aerospace & Defense	$—	$80,477,753	$7,240	$80,484,993
Automobile Components	—	28,136,352	—	28,136,352
Automobiles	—	32,328,869	—	32,328,869
Banks	—	883,209,490	—	883,209,490
Beverages	—	4,398,823	—	4,398,823
Biotechnology	—	117,983,323	—	117,983,323
Broadline Retail	—	42,333,715	—	42,333,715
Building Products	—	48,557,486	—	48,557,486
Capital Markets	—	404,513,032	—	404,513,032
Chemicals	—	54,803,863	—	54,803,863
Commercial Services & Supplies	—	25,217,564	37,581,047	62,798,611
Construction & Engineering	—	12,040,749	—	12,040,749
Construction Materials	—	2,466,946	—	2,466,946
Consumer Finance	—	165,946,838	—	165,946,838
Consumer Staples Distribution & Retail	—	12,478,744	—	12,478,744
Containers & Packaging	—	45,799,508	—	45,799,508
Distributors	—	9,409,911	—	9,409,911
Diversified	—	—	13,542,097	13,542,097
Diversified Consumer Services	—	8,250,008	—	8,250,008
Diversified REITs	—	1,229,193	—	1,229,193
Diversified Telecommunication Services	—	238,193,211	—	238,193,211
Electric Utilities	—	331,245,649	—	331,245,649
Electrical Equipment	—	22,676,670	—	22,676,670
Electronic Equipment, Instruments & Components	—	14,421,001	—	14,421,001
Energy Equipment & Services	—	37,172,534	—	37,172,534
Entertainment	—	9,955,843	—	9,955,843
Financial Services	—	107,017,873	99,940,033	206,957,906
Food Products	—	103,077,233	—	103,077,233
Gas Utilities	—	8,579,976	—	8,579,976
Ground Transportation	—	37,432,821	—	37,432,821
Health Care Equipment & Supplies	—	33,995,904	—	33,995,904
Health Care Providers & Services	—	108,455,610	15,740,090	124,195,700
Health Care REITs	—	1,876,582	—	1,876,582
Health Care Technology	—	13,026,998	—	13,026,998
Hotel & Resort REITs	—	11,272,166	—	11,272,166
Hotels, Restaurants & Leisure	—	93,872,349	—	93,872,349
Household Durables	—	13,043,080	37,136,170	50,179,250
Household Products	—	4,433,472	—	4,433,472
Independent Power and Renewable Electricity Producers	—	24,676,142	—	24,676,142
Industrial REITs	—	1,292,214	—	1,292,214
Insurance	—	28,353,491	—	28,353,491
Interactive Media & Services	—	25,622,924	—	25,622,924
IT Services	—	22,140,108	—	22,140,108
Life Sciences Tools & Services	—	2,498,489	—	2,498,489
Machinery	—	6,488,964	—	6,488,964

350

Core Plus Bond ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Marine Transportation	$—	$3,264,621	$—	$3,264,621
Media	—	126,330,727	—	126,330,727
Metals & Mining	—	61,372,878	—	61,372,878
Mortgage Real Estate Investment Trusts (REITs)	—	41,473,942	5,000,000	46,473,942
Multi-Utilities	—	79,753,756	—	79,753,756
Oil, Gas & Consumable Fuels	—	527,410,863	—	527,410,863
Passenger Airlines	—	15,064,817	—	15,064,817
Personal Care Products	—	6,667,028	—	6,667,028
Pharmaceuticals	—	29,206,758	—	29,206,758
Professional Services	—	1,992,007	—	1,992,007
Real Estate Management & Development	—	199,372	16,129,696	16,329,068
Residential REITs	—	4,509,846	—	4,509,846
Retail REITs	—	1,860,599	—	1,860,599
Semiconductors & Semiconductor Equipment	—	65,174,472	—	65,174,472
Software	—	87,075,344	—	87,075,344
Specialized REITs	—	37,712,882	—	37,712,882
Specialty Retail	—	29,702,320	— (a)	29,702,320
Technology Hardware, Storage & Peripherals	—	1,841,542	—	1,841,542
Tobacco	—	98,890,695	—	98,890,695
Trading Companies & Distributors	—	33,207,087	—	33,207,087
Water Utilities	—	877,743	—	877,743
Wireless Telecommunication Services	—	29,272,861	—	29,272,861
Total Corporate Bonds	—	4,563,265,631	225,076,373	4,788,342,004
Foreign Government Securities	—	188,815,101	—	188,815,101
Loan Assignments	—	85,340,414	—	85,340,414
Mortgage-Backed Securities	—	2,836,269,608	916,953	2,837,186,561
Municipal Bonds	—	4,812,279	—	4,812,279
Preferred Stocks	—	—	3,751	3,751
Rights	—	—	4,016	4,016
U.S. Treasury Obligations	—	2,103,207,561	—	2,103,207,561
Short-Term Investments
Investment Companies	1,090,872,194	—	—	1,090,872,194
Total Investments in Securities	$1,090,872,194	$12,876,259,839	$1,198,522,686	$15,165,654,719
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$29,796	$—	$29,796
Futures Contracts	1,336,764	—	—	1,336,764
Depreciation in Other Financial Instruments
Futures Contracts	$(3,825,512)	$—	$—	$(3,825,512)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(2,488,748)	$29,796	$—	$(2,458,952)

(a)	Value is zero.

351

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
Income ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$979,052,957	$296,626,710	$1,275,679,667
Collateralized Mortgage Obligations	—	1,768,256,939	244,804,822	2,013,061,761
Commercial Mortgage-Backed Securities	—	1,725,934,155	17,120,377	1,743,054,532
Common Stocks	—	—	345,896	345,896
Corporate Bonds
Aerospace & Defense	—	27,225,422	—	27,225,422
Automobile Components	—	45,547,394	—	45,547,394
Banks	—	79,845,223	—	79,845,223
Biotechnology	—	394,221	—	394,221
Broadline Retail	—	7,537,826	—	7,537,826
Building Products	—	55,219,609	—	55,219,609
Capital Markets	—	19,203,738	—	19,203,738
Chemicals	—	70,725,928	—	70,725,928
Commercial Services & Supplies	—	50,110,499	21,374,293	71,484,792
Construction & Engineering	—	4,925,232	—	4,925,232
Construction Materials	—	953,982	—	953,982
Consumer Finance	—	32,153,589	—	32,153,589
Consumer Staples Distribution & Retail	—	21,367,846	—	21,367,846
Containers & Packaging	—	15,380,161	—	15,380,161
Distributors	—	2,875,964	—	2,875,964
Diversified	—	—	9,233,250	9,233,250
Diversified Consumer Services	—	8,620,787	—	8,620,787
Diversified Telecommunication Services	—	113,527,729	—	113,527,729
Electric Utilities	—	65,122,193	—	65,122,193
Electrical Equipment	—	1,188,364	—	1,188,364
Electronic Equipment, Instruments & Components	—	26,868,296	—	26,868,296
Energy Equipment & Services	—	8,442,568	—	8,442,568
Entertainment	—	12,326,248	—	12,326,248
Financial Services	—	44,899,204	45,933,814	90,833,018
Food Products	—	19,199,197	—	19,199,197
Gas Utilities	—	2,650,850	—	2,650,850
Ground Transportation	—	17,298,410	—	17,298,410
Health Care Equipment & Supplies	—	22,839,689	—	22,839,689
Health Care Providers & Services	—	40,292,550	—	40,292,550
Health Care Technology	—	8,715,008	—	8,715,008
Hotel & Resort REITs	—	6,780,566	—	6,780,566
Hotels, Restaurants & Leisure	—	85,596,322	—	85,596,322
Household Durables	—	21,894,268	—	21,894,268
Household Products	—	8,260,433	—	8,260,433
Independent Power and Renewable Electricity Producers	—	17,118,036	—	17,118,036
Insurance	—	3,604,317	—	3,604,317
Interactive Media & Services	—	1,831,773	—	1,831,773
IT Services	—	7,552,751	—	7,552,751
Machinery	—	6,839,029	—	6,839,029
Marine Transportation	—	3,911,961	—	3,911,961
Media	—	103,227,121	—	103,227,121

352

Income ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Metals & Mining	$—	$23,779,590	$—	$23,779,590
Mortgage Real Estate Investment Trusts (REITs)	—	4,936,000	—	4,936,000
Multi-Utilities	—	16,490,260	—	16,490,260
Oil, Gas & Consumable Fuels	—	262,592,085	—	262,592,085
Passenger Airlines	—	11,654,015	—	11,654,015
Personal Care Products	—	11,816,498	—	11,816,498
Pharmaceuticals	—	17,056,246	—	17,056,246
Professional Services	—	1,351,436	—	1,351,436
Real Estate Management & Development	—	4,379,796	8,064,849	12,444,645
Semiconductors & Semiconductor Equipment	—	23,150,096	—	23,150,096
Software	—	23,722,708	—	23,722,708
Specialized REITs	—	4,123,161	—	4,123,161
Specialty Retail	—	31,277,626	— (a)	31,277,626
Technology Hardware, Storage & Peripherals	—	2,642,916	—	2,642,916
Trading Companies & Distributors	—	29,622,452	—	29,622,452
Wireless Telecommunication Services	—	3,981,814	—	3,981,814
Total Corporate Bonds	—	1,564,651,003	84,606,206	1,649,257,209
Foreign Government Securities	—	392,652,647	—	392,652,647
Loan Assignments	—	39,757,727	—	39,757,727
Mortgage-Backed Securities	—	3,692,098,816	—	3,692,098,816
Municipal Bonds	—	8,608,724	—	8,608,724
Short-Term Investments
Investment Companies	270,257,532	—	—	270,257,532
Total Investments in Securities	$270,257,532	$10,171,012,968	$643,504,011	$11,084,774,511
Liabilities
TBA Short Commitment	$—	$(1,966,929,953)	$—	$(1,966,929,953)
Total Liabilities in Securities Sold Short	$—	$(1,966,929,953)	$—	$(1,966,929,953)
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$2,320,364	$—	$2,320,364
Futures Contracts	5,254,021	—	—	5,254,021
Swaps	—	2,868,788	—	2,868,788
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(2,409,113)	$—	$(2,409,113)
Futures Contracts	(9,641,326)	—	—	(9,641,326)
Swaps	—	(4,337,106)	—	(4,337,106)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(4,387,305)	$(1,557,067)	$—	$(5,944,372)

(a)	Value is zero.

International Bond Opportunities ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$866,291	$—	$866,291
Collateralized Mortgage Obligations	—	567,601	—	567,601

353

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
International Bond Opportunities ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Commercial Mortgage-Backed Securities	$—	$1,552,236	$—	$1,552,236
Common Stocks	—	—	660,059	660,059
Convertible Bonds	—	25,286	—	25,286
Corporate Bonds	—	1,273,164,523	—	1,273,164,523
Foreign Government Securities	—	723,617,316	—	723,617,316
U.S. Treasury Obligations	—	60,572,785	—	60,572,785
Short-Term Investments
Investment Companies	76,744,501	—	—	76,744,501
Total Investments in Securities	$76,744,501	$2,060,366,038	$660,059	$2,137,770,598
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$4,452,732	$—	$4,452,732
Futures Contracts	4,786,203	—	—	4,786,203
Swaps	—	1,773,186	—	1,773,186
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(11,598,120)	$—	$(11,598,120)
Futures Contracts	(2,669,074)	(3,062,922)	—	(5,731,996)
Swaps	—	(11,192,263)	—	(11,192,263)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$2,117,129	$(19,627,387)	$—	$(17,510,258)

Municipal ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$7,945,305,886	$—	$7,945,305,886
Short-Term Investments
Investment Companies	700,677,240	—	—	700,677,240
U.S. Treasury Obligations	—	87,220,720	—	87,220,720
Total Short-Term Investments	700,677,240	87,220,720	—	787,897,960
Total Investments in Securities	$700,677,240	$8,032,526,606	$—	$8,733,203,846
Depreciation in Other Financial Instruments
Futures Contracts	$(775,082)	$—	$—	$(775,082)

Short Duration Core Plus ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$346,324,338	$31,415,172	$377,739,510
Collateralized Mortgage Obligations	—	126,709,661	19,627,800	146,337,461
Commercial Mortgage-Backed Securities	—	52,519,750	1,450,516	53,970,266
Corporate Bonds
Aerospace & Defense	—	1,963,214	—	1,963,214
Automobile Components	—	2,371,543	—	2,371,543
Automobiles	—	15,963,387	—	15,963,387
Banks	—	239,811,821	—	239,811,821

354

Short Duration Core Plus ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Beverages	$—	$1,449,092	$—	$1,449,092
Biotechnology	—	2,019,399	—	2,019,399
Broadline Retail	—	389,398	—	389,398
Building Products	—	4,369,172	—	4,369,172
Capital Markets	—	51,536,586	—	51,536,586
Chemicals	—	3,614,893	—	3,614,893
Commercial Services & Supplies	—	4,173,356	2,026,045	6,199,401
Construction & Engineering	—	756,961	—	756,961
Construction Materials	—	6,319,500	—	6,319,500
Consumer Finance	—	14,109,301	—	14,109,301
Consumer Staples Distribution & Retail	—	522,868	—	522,868
Containers & Packaging	—	1,248,619	—	1,248,619
Distributors	—	430,276	—	430,276
Diversified	—	—	1,538,877	1,538,877
Diversified Consumer Services	—	740,853	—	740,853
Diversified REITs	—	2,139,664	—	2,139,664
Diversified Telecommunication Services	—	6,046,091	—	6,046,091
Electric Utilities	—	21,849,918	—	21,849,918
Electrical Equipment	—	466,982	—	466,982
Electronic Equipment, Instruments & Components	—	994,032	—	994,032
Energy Equipment & Services	—	981,850	—	981,850
Entertainment	—	827,351	—	827,351
Financial Services	—	20,937,846	7,088,341	28,026,187
Food Products	—	1,617,455	—	1,617,455
Gas Utilities	—	189,941	—	189,941
Ground Transportation	—	2,623,958	—	2,623,958
Health Care Equipment & Supplies	—	2,526,293	—	2,526,293
Health Care Providers & Services	—	10,081,686	—	10,081,686
Health Care Technology	—	791,908	—	791,908
Hotel & Resort REITs	—	902,002	—	902,002
Hotels, Restaurants & Leisure	—	7,101,929	—	7,101,929
Household Durables	—	1,975,696	—	1,975,696
Household Products	—	835,811	—	835,811
Independent Power and Renewable Electricity Producers	—	844,257	—	844,257
Insurance	—	20,095,377	—	20,095,377
Interactive Media & Services	—	210,830	—	210,830
IT Services	—	211,130	—	211,130
Machinery	—	367,399	—	367,399
Marine Transportation	—	344,181	—	344,181
Media	—	5,927,647	—	5,927,647
Metals & Mining	—	751,497	—	751,497
Mortgage Real Estate Investment Trusts (REITs)	—	1,210,897	—	1,210,897
Multi-Utilities	—	1,463,524	—	1,463,524
Oil, Gas & Consumable Fuels	—	30,924,055	—	30,924,055
Passenger Airlines	—	1,328,174	—	1,328,174
Personal Care Products	—	440,561	—	440,561
Pharmaceuticals	—	297,508	—	297,508
Real Estate Management & Development	—	384,527	—	384,527

355

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
Short Duration Core Plus ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Residential REITs	$—	$1,130,711	$—	$1,130,711
Semiconductors & Semiconductor Equipment	—	7,832,720	—	7,832,720
Software	—	9,272,096	—	9,272,096
Specialized REITs	—	561,005	—	561,005
Specialty Retail	—	1,787,372	— (a)	1,787,372
Technology Hardware, Storage & Peripherals	—	170,145	—	170,145
Trading Companies & Distributors	—	2,289,786	—	2,289,786
Wireless Telecommunication Services	—	2,982,512	—	2,982,512
Total Corporate Bonds	—	525,508,563	10,653,263	536,161,826
Foreign Government Securities	—	22,648,296	—	22,648,296
Mortgage-Backed Securities	—	271,562,673	—	271,562,673
Municipal Bonds	—	74,212	—	74,212
U.S. Treasury Obligations	—	352,724,416	—	352,724,416
Short-Term Investments
Investment Companies	62,809,966	—	—	62,809,966
U.S. Treasury Obligations	—	2,651,673	—	2,651,673
Total Short-Term Investments	62,809,966	2,651,673	—	65,461,639
Total Investments in Securities	$62,809,966	$1,700,723,582	$63,146,751	$1,826,680,299
Appreciation in Other Financial Instruments
Futures Contracts	$317,574	$—	$—	$317,574
Depreciation in Other Financial Instruments
Futures Contracts	$(982,946)	$—	$—	$(982,946)
Swaps	—	(143,141)	—	(143,141)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(665,372)	$(143,141)	$—	$(808,513)

(a)	Value is zero.

Ultra-Short Income ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$4,792,148,212	$—	$4,792,148,212
Collateralized Mortgage Obligations	—	221,658,964	—	221,658,964
Corporate Bonds	—	24,234,204,242	—	24,234,204,242
U.S. Government Agency Securities	—	47,556,397	—	47,556,397
U.S. Treasury Obligations	—	1,553,969,314	—	1,553,969,314
Short-Term Investments
Certificates of Deposits	—	1,186,130,777	—	1,186,130,777
Commercial Paper	—	5,555,813,358	—	5,555,813,358
Investment Companies	3,033,025,117	—	—	3,033,025,117
Investment of Cash Collateral from Securities Loaned	113,922,040	—	—	113,922,040

356

Ultra-Short Income ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Repurchase Agreements	$—	$440,000,000	$—	$440,000,000
Total Short-Term Investments	3,146,947,157	7,181,944,135	—	10,328,891,292
Total Investments in Securities	$3,146,947,157	$38,031,481,264	$—	$41,178,428,421

Ultra-Short Municipal Income ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$6,634,553,288	$—	$6,634,553,288
Short-Term Investments
Investment Companies	637,864,654	—	—	637,864,654
U.S. Treasury Obligations	—	72,234,342	—	72,234,342
Total Short-Term Investments	637,864,654	72,234,342	—	710,098,996
Total Investments in Securities	$637,864,654	$6,706,787,630	$—	$7,344,652,284
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
Active Bond ETF	Balance as of February 28, 2026	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2026
Investments in Securities:
Asset-Backed Securities	$99,409,580	$12,750	$(1,675,760)	$(1,994)	$212,260,961	$(19,157,362)	$—	$(13,515,139)	$277,333,036
Collateralized Mortgage Obligations	90,887,593	—	(1,952,422)	56,670	95,986,840	(4,386,902)	—	(14,075,924)	166,515,855
Commercial Mortgage-Backed Securities	152,222,570	—	(1,271,897)	278,736	73,490,265	(3,001,328)	8,256,037	—	229,974,383
Corporate Bonds	42,957,964	(121)	179,143	(75,713)	120,646,212	(16,539,756)	—	—	147,167,729
Mortgage-Backed Securities	—	—	—	—	611,302	—	—	—	611,302
Total	$385,477,707	$12,629	$(4,720,936)	$257,699	$502,995,580	$(43,085,348)	$8,256,037	$(27,591,063)	$821,602,305

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2026, which were valued using significant unobservable inputs (level 3), amounted to $(4,709,258). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.

357

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
There were no significant transfers into or out of level 3 for the six months ended August 31, 2026.
Core Plus Bond ETF	Balance as of February 28, 2026	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of August 31, 2026
Investments in Securities:
Asset-Backed Securities	$236,619,210	$108,858	$(2,635,337)	$126,624	$415,463,595	$(39,305,738)	$6,140,442	$(36,116,824)	$—	$580,400,830
Collateralized Mortgage Obligations	58,531,334	—	(987,524)	39,112	50,027,600	(6,786,568)	—	(14,476,251)	—	86,347,703
Commercial Mortgage-Backed Securities	235,677,661	—	(1,354,751)	470,453	80,965,521	(22,150,483)	12,164,659	—	—	305,773,060
Common Stocks	3,189	—	—	—	—	—	—	—	(3,189)	— (b)
Corporate Bonds	83,869,564	(72)	405,460	(51,372)	156,127,958	(15,278,354)	—	—	3,189	225,076,373
Mortgage-Backed Securities	—	—	—	—	916,953	—	—	—	—	916,953
Preferred Stocks	3,657	—	94	—	—	—	—	—	—	3,751
Rights	4,067	—	(51)	—	—	—	—	—	—	4,016
Total	$614,708,682	$108,786	$(4,572,109)	$584,817	$703,501,627	$(83,521,143)	$18,305,101	$(50,593,075)	$—	$1,198,522,686

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Common Stocks and Corporate Bonds.
(b)	Value is zero.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2026, which were valued using significant unobservable inputs (level 3), amounted to $(4,358,168). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
For the six months ended August 31, 2026, transfers in and out of level 3 were the result of decreased or increased transparency of market activity (e.g., trades of the Fund’s investments, similar securities of the issuer and/or comparable securities) and observability of certain inputs used by Pricing Services or the Valuation Designee, as applicable, in determining fair value. This change in observability and resulting changes in levels does not impact liquidity or fair value of the Fund's investments or reflect any change in the investment strategy of the Fund.
Income ETF	Balance as of February 28, 2026	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of August 31, 2026
Investments in Securities:
Asset-Backed Securities	$77,065,245	$(213,088)	$(659,511)	$(16,399)	$245,397,746	$(10,891,309)	$—	$(14,055,974)	$—	$296,626,710
Collateralized Mortgage Obligations	111,369,660	—	(6,813,495)	(284,813)	334,959,247	(183,762,617)	—	(10,663,160)	—	244,804,822
Commercial Mortgage-Backed Securities	10,816,425	—	(120,854)	21,203	8,065,270	(1,661,667)	—	—	—	17,120,377
Common Stocks	428,174	—	(87,622)	—	—	—	—	—	5,344	345,896
Corporate Bonds	29,425,476	(55)	130,618	(26,297)	62,664,224	(7,587,760)	—	—	—	84,606,206
Rights	5,344	—	—	—	—	—	—	—	(5,344)	—
Total	$229,110,324	$(213,143)	$(7,550,864)	$(306,306)	$651,086,487	$(203,903,353)	$—	$(24,719,134)	$—	$643,504,011

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Rights and Common Stock.

358

The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2026, which were valued using significant unobservable inputs (level 3), amounted to $(7,711,952). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the six months ended August 31, 2026.
Short Duration Core Plus ETF	Balance as of February 28, 2026	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2026
Investments in Securities:
Asset-Backed Securities	$5,684,301	$2	$(183,168)	$3,915	$27,534,993	$(1,031,514)	$—	$(593,357)	$31,415,172
Collateralized Mortgage Obligations	6,023,491	—	(422,042)	(7,313)	19,025,077	(3,922,956)	—	(1,068,457)	19,627,800
Commercial Mortgage-Backed Securities	2,547,366	—	(12,535)	648	24,459	(1,109,422)	—	—	1,450,516
Corporate Bonds	4,444,818	(7)	386	(3,436)	7,210,079	(998,577)	—	—	10,653,263
Total	$18,699,976	$(5)	$(617,359)	$(6,186)	$53,794,608	$(7,062,469)	$—	$(1,661,814)	$63,146,751

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2026, which were valued using significant unobservable inputs (level 3), amounted to $(555,544). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the six months ended August 31, 2026.
The significant unobservable inputs used in the fair value measurement of the Funds' investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Active
Bond ETF
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
	$123,303,018	Discounted Cash Flow	Constant Prepayment Rate	7.50% - 100.00% (65.17%)
			Yield (Discount Rate of Cash Flows)	5.64% - 6.23% (5.84%)
Collateralized Mortgage Obligations	123,303,018
	188,430,177	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.30% - 7.47% (6.00%)

Commercial Mortgage-Backed Securities	188,430,177
	76,420,119	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	7.47% - 8.89% (6.68%)

Corporate Bonds	76,420,119
	32,228,570	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	6.12% - 9.74% (7.42%)

359

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
	Fair Value at August 31, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
Asset-Backed Securities	32,228,570
Total	$420,381,884

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2026, the value of these investments was $401,220,421. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
Core Plus
Bond ETF
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
	$50,135,635	Discounted Cash Flow	Constant Prepayment Rate	7.50% - 100.00% (47.84%)
			Yield (Discount Rate of Cash Flows)	5.33% - 6.16% (5.85%)

Collateralized Mortgage Obligations	50,135,635
	92,461,503	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 25.00% (24.22%)
			Constant Default Rate	0.00% - 39.47% (0.48%)
			Yield (Discount Rate of Cash Flows)	4.85% - 22.39% (7.00%)

Asset-Backed Securities	92,461,503
	243,559,667	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.72% - 11.71% (6.94%)

Commercial Mortgage-Backed Securities	243,559,667
	99,315,239	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	7.50% - 13.49% (11.57%)
	3,441	Market Comparable Companies	EBITDA Multiple (b)	12.08x (12.08x)
			Discount for Potential Outcome	60.00% (60.00%)
	- (c)	Terms of Restructuring	Expected Recovery	0.00%% (0.00%)(d)

Corporate Bonds	99,318,680
Total	$485,475,485

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2026, the value of these investments was $ 713,047,201. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Amount rounds to less than one thousand.
(d)	Amount rounds to less than $0.01.

360

Income ETF
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$41,865,461	Discounted Cash Flow	Constant Prepayment Rate	15.00% - 25.00% (24.98%)
			Constant Default Rate	0.00% - 12.00% (0.02%)
			Yield (Discount Rate of Cash Flows)	4.85% - 9.50% (7.00%)

Asset-Backed Securities	41,865,461
	7,944,328	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	7.38% - 11.71% (9.52%)

Commercial Mortgage-Backed Securities	7,944,328
	32,754,555	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	7.47% - 13.34% (11.64%)

Corporate Bonds	32,754,555
Total	$82,564,344

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2026, the value of these investments was $ 560,939,667. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
Short
Duration
Core Plus
ETF
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$3,614,061	Discounted Cash Flow	Constant Default Rate	0.00% - 25.00% (23.06%)
			Constant Prepayment Rate	0.00% - 39.47% (3.07%)
			Yield (Discount Rate of Cash Flows)	6.01% - 17.38% (7.22%)
Asset-Backed Securities	3,614,061
	4,580,759	Discounted Cash Flow	Constant Prepayment Rate	25.00% - 100.00% (91.41%)
			Yield (Discount Rate of Cash Flows)	5.40% - 5.87% (5.76%)

Collateralized Mortgage Obligations	4,580,759
	1,124,427	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.73% - 7.47% (6.26%)

Commercial Mortgage-Backed Securities	1,124,427
	3,802,892	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	7.47% - 13.34% (10.77%)
	-	Terms of Restructuring	Expected Recovery	0.00% (0.00%)

Corporate Bonds	3,802,892
Total	$13,122,139

361

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2026, the value of these investments was $50,024,612. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of August 31, 2026, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Repurchase Agreements— Ultra-Short Income ETF may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Fund requires that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Fund to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan.
The Fund's repurchase agreements are not subject to master netting arrangements.
D. Loan Assignments— Core Plus Bond ETF and Income ETF invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The invested in loan assignments of all or a portion of the loans. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan. In addition, it is unclear whether loans, loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loans are secured by collateral, a Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower.
Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid when purchased, may become illiquid and difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, the Fund may not receive the proceeds from a sale of such investments for a period after the sale.
Certain loan assignments are also subject to the risks associated with high yield securities described under Note 8.
E. Unfunded Commitments— Income ETF entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of its normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Fund to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.D.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Fund may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of Interest income from non-affiliates on the Statements of Operations.
At August 31, 2026, Core Plus Bond ETF and Income ETF had the following loan commitments outstanding in which all or a portion of the commitments were unfunded, and which could be extended at the options of the borrower:
				Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Amount	Value	Par Amount	Value	Par Amount	Value
Core Plus Bond ETF
BCPE Lightning Buyer, Inc., 1st Lien Delayed Draw Term Loan	07/25/2033	3.000%	0.000%	$57,302	$57,446	$—	$—	$57,302	$57,446

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				Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Amount	Value	Par Amount	Value	Par Amount	Value
Income ETF
BCPE Lightning Buyer, Inc., 1st Lien Delayed Draw Term Loan	07/25/2033	3.000%	0.000%	$66,977	$67,144	$—	$—	$66,977	$67,144
Raven Acquisition Holdings LLC, 1st Lien Delayed Draw Term Loan	11/19/2031	3.000	0.000	28,540	28,478	—	—	28,540	28,478
F. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— The Funds purchased when-issued securities, including To-Be-Announced securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Funds may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund's transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a Fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund's custodian bank and is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by a Fund is held in a separate segregated account maintained by JPMCB. These amounts are not reflected on the Fund's Statements of Assets and Liabilities.
The Funds had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2026, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2026 are detailed on the SOIs, if any.
The Funds' delayed delivery securities collateral requirements and collateral posted or received by counterparty as of August 31, 2026 are as follows:
Fund		Counterparty	Collateral amount
Active Bond ETF	Collateral Received	Morgan Stanley	$(40,000)
Core Plus Bond ETF	Collateral Posted	Goldman Sachs & Co. LLC	550,000
	Collateral Posted	Morgan Stanley	520,000
	Collateral Posted	Wells Fargo Securities LLC	1,207,000
Income ETF	Collateral Posted	Bank of America NA	430,000
	Collateral Received	Barclays Bank plc	(530,000)
	Collateral Received	BMO Capital Markets Corp.	(310,000)
	Collateral Posted	Goldman Sachs & Co. LLC	841,000
	Collateral Received	Morgan Stanley	(30,000)
	Collateral Received	Wells Fargo Securities LLC	(281,000)

363

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
G. Securities Lending — The Funds, except International Bond Opportunities ETF, are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value (but generally 102% or 105%, as explained below) plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrower. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of August 31, 2026.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Active High Yield ETF	$80,000	$(79,200)	$800
Ultra-Short Income ETF	102,200,692	(102,200,692)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
Active Bond ETF, Core Plus Bond ETF, Income ETF, International Bond Opportunities ETF, Municipal ETF, Short Duration Core Plus ETF and Ultra-Short Municipal Income ETF did not lend out any securities during the six months ended August 31, 2026.

364

H. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Active Bond ETF
For the six months ended August 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2026	Shares at August 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (a) (b)	$209,849,300	$1,589,176,345	$1,555,523,016	$—	$—	$243,502,629	243,502,629	$4,460,079	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2026.

Active High Yield ETF
For the six months ended August 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2026	Shares at August 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.71% (a) (b)	$79,200	$—	$—	$—	$—	$79,200	79,200	$1,450 (c)	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (a) (b)	122,583,035	285,711,116	301,599,604	—	—	106,694,547	106,694,547	1,294,026	—
Total	$122,662,235	$285,711,116	$301,599,604	$—	$—	$106,773,747		$1,295,476	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

365

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
Core Plus Bond ETF
For the six months ended August 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2026	Shares at August 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (a) (b)	$746,585,254	$2,907,019,557	$2,562,732,617	$—	$—	$1,090,872,194	1,090,872,194	$19,537,312	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2026.

Income ETF
For the six months ended August 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2026	Shares at August 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (a) (b)	$161,585,217	$3,334,540,398	$3,225,855,439	$(29,047)	$16,403	$270,257,532	270,230,509	$4,450,700	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2026.

International Bond Opportunities ETF
For the six months ended August 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2026	Shares at August 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (a) (b)	$90,168,741	$487,750,324	$501,174,564	$—	$—	$76,744,501	76,744,501	$1,297,848	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2026.

366

Municipal ETF
For the six months ended August 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2026	Shares at August 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.41% (a) (b)	$698,218,261	$2,237,921,728	$2,235,497,497	$6,548	$28,200	$700,677,240	700,537,132	$6,545,115	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2026.

Short Duration Core Plus ETF
For the six months ended August 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2026	Shares at August 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (a) (b)	$59,530,174	$544,452,532	$541,154,897	$(18,631)	$788	$62,809,966	62,803,685	$919,704	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2026.

367

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
Ultra-Short Income ETF
For the six months ended August 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2026	Shares at August 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.71% (a) (b)	$44,727,090	$330,185,406	$260,990,456	$—	$—	$113,922,040	113,922,040	$865,626 (c)	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (a) (b)	3,424,659,392	14,758,060,854	15,149,695,129	—	—	3,033,025,117	3,033,025,117	42,075,106	—
Total	$3,469,386,482	$15,088,246,260	$15,410,685,585	$—	$—	$3,146,947,157		$42,940,732	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Ultra-Short Municipal Income ETF
For the six months ended August 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2026	Shares at August 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.41% (a) (b)	$820,987,514	$1,840,732,488	$2,023,920,990	$27,490	$38,152	$637,864,654	637,737,107	$7,281,763	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2026.
I. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported

368

realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
J. Derivatives— The Funds used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with their respective investment strategy. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Funds to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds' risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.
The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds' ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds' net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Funds.
Notes J(1) — J(4) below describe the various derivatives used by the Funds.
(1) Options—Municipal ETF purchased and sold (“wrote”) put and call options on various instruments including options on indices to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.
Options Purchased— Premiums paid by the Funds for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Funds will lose the entire premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written— Premiums received by the Funds for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation on options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
The Funds pledge collateral to the counterparty in the form of securities for options written. Securities designated as collateral are denoted on the SOIs.
Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.
The Funds are not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

369

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
The Funds' exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with acounterparty and net amounts owed or due across transactions). The Fund’s over-the-counter (“OTC”) options are subject to master netting agreements.
(2) Futures Contracts— The Funds used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to interest rate risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(3) Forward Foreign Currency Exchange Contracts— Core Plus Bond ETF, Income ETF and International Bond Opportunities ETF are exposed to foreign currency risks associated with some or all of their portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Funds' forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(4) Swaps— Income ETF, International Bond Opportunities ETF, Municipal ETF and Short Duration Core Plus ETF engaged in various swap transactions to manage credit and interest rate (e.g., duration, yield curve) risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Funds are recorded as assets or liabilities, respectively, on the Statements of Assets and Liabilities and are amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, a Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Portfolio Investments, while cash deposited, which is considered restricted, is reported as Deposits at broker for centrally cleared swaps on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on swaps on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

370

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Funds’ OTC swap contracts are subject to master netting arrangements.
Credit Default Swaps
Income ETF, International Bond Opportunities ETF and Short Duration Core Plus ETF entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
Interest Rate Swaps
International Bond Opportunities ETF and Municipal ETF entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate, while the other is typically based on a fixed interest rate.
(5) Summary of Derivatives Information—The following tables present the value of derivatives held as of August 31, 2026, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:
	Active Bond ETF	Core Plus Bond ETF	Income ETF	International Bond Opportunities ETF	Municipal ETF	Short Duration Core Plus ETF
Foreign Exchange Rate Risk Exposure:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$—	$29,796	$2,320,364	$4,452,732	$—	$—
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	—	—	(2,409,113)	(11,598,120)	—	—
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	3,266,501	1,336,764	5,254,021	4,786,203	—	317,574
Swaps at Value (Assets) **	—	—	2,871,471	1,773,186	—	—
Unrealized Depreciation on Futures Contracts *	(1,425,314)	(3,825,512)	(9,641,326)	(5,731,996)	(775,082)	(982,946)
Swaps at Value (Liabilities) **	—	—	—	(11,188,662)	—	—
Credit Risk Exposure:
Swaps at Value (Liabilities) **	—	—	(8,358,403)	—	—	(250,317)

371

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
	Active Bond ETF	Core Plus Bond ETF	Income ETF	International Bond Opportunities ETF	Municipal ETF	Short Duration Core Plus ETF
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	$1,841,187	$(2,488,748)	$(4,387,305)	$(945,793)	$(775,082)	$(665,372)
Swaps at Value **	—	—	(5,486,932)	(9,415,476)	—	(250,317)
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts	—	29,796	(88,749)	(7,145,388)	—	—

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
**	Includes the fair value of centrally cleared swap contracts as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
The following table presents the Fund's gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of August 31, 2026:
International Bond Opportunities ETF
Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Bank of America, NA	$165,625	$—	$—	$165,625
Barclays Bank plc	69,908	(69,908)	—	—
BNP Paribas	2,250,711	(2,162,501)	—	88,210
Goldman Sachs International	1,730,931	(1,191,552)	(539,379)(a)	—
HSBC Bank, NA	71,886	(71,886)	—	—
Morgan Stanley	60,057	(39,180)	—	20,877
Standard Chartered Bank	103,614	—	—	103,614
	$4,452,732	$(3,535,027)	$(539,379)	$378,326

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities(b)	Derivatives Available for Offset	Collateral Posted	Net Amount Due to Counterparty (Not less than zero)
Barclays Bank plc	$109,587	$(69,908)	$—	$39,679
BNP Paribas	2,162,501	(2,162,501)	—	—
Citibank, NA	704,987	—	—	704,987
Goldman Sachs International	1,191,552	(1,191,552)	—	—
HSBC Bank, NA	6,566,895	(71,886)	—	6,495,009
Morgan Stanley	39,180	(39,180)	—	—
State Street Corp.	823,418	—	—	823,418
	$11,598,120	$(3,535,027)	$—	8,063,093

(a)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts.
(b)	For financial reporting purposes the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

372

The following tables present the effect of derivatives on the Statements of Operations for the six months ended August 31, 2026, by primary underlying risk exposure:
	Active Bond ETF	Core Plus Bond ETF	Income ETF	International Bond Opportunities ETF
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	$—	$80,865	$2,930,070	$19,970,619
Interest Rate Risk Exposure:
Futures Contracts	(20,471,531)	(90,356,647)	(20,639,695)	(87,415)
Swap Contracts	—	—	5,904,530	(1,189,752)
Credit Risk Exposure:
Swap Contracts	—	—	(339,523)	(1,923,296)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	$—	$34,998	$(1,696,687)	$(13,876,266)
Interest Rate Risk Exposure:
Futures Contracts	346,508	(11,215,058)	(5,096,550)	(1,341,176)
Swap Contracts	—	—	2,868,788	(12,880,556)
Credit Risk Exposure:
Swap Contracts	—	—	(3,892,690)	337,364

	Municipal ETF	Short Duration Core Plus ETF	Ultra-Short Income ETF
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Interest Rate Risk Exposure:
Futures Contracts	$(6,151,909)	$(3,725,477)	$299,711
Swap Contracts	(2,213,496)	—	—
Purchased Options	(1,695,313)	—	—
Written Options	1,017,188	—	—
Credit Risk Exposure:
Swap Contracts	—	(52,276)	—
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Interest Rate Risk Exposure:
Futures Contracts	$(1,407,423)	$(712,869)	$—
Purchased Options	(1,186,707)	—	—
Written Options	678,125	—	—
Credit Risk Exposure:
Swap Contracts	—	(36,732)	—

373

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
Ultra-Short Municipal Income ETF
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Interest Rate Risk Exposure:
Futures Contracts	$(1,164,529)
Derivatives Volume
The table below discloses the volume of the Funds' options, futures contracts, forward foreign currency exchange contracts and swaps activity during the six months ended August 31, 2026. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity (amounts in thousands, except number of contracts):
	Active Bond ETF	Core Plus Bond ETF	Income ETF
Futures Contracts:
Average Notional Balance Long	$958,789,240	$2,186,647,060	$2,098,125,864
Average Notional Balance Short	(496,874,150)	(118,261,842)	(1,145,274,606)
Ending Notional Balance Long	966,560,790	1,798,823,588	1,840,918,242
Ending Notional Balance Short	(718,633,672)	(285,974,422)	(1,357,465,893)
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	—	(175,392)	(559,539,666)
Average Settlement Value Sold	—	3,965,964	168,840,576
Ending Settlement Value Purchased	—	—	(493,134,342)
Ending Settlement Value Sold	—	4,191,470	129,141,124
Interest Rate-Related Swaps:
Average Notional Balance - Pays Fixed Rate	—	—	335,642,857
Ending Notional Balance - Pays Fixed Rate	—	—	469,900,000
Credit Default Swaps:
Average Notional Balance - Buy Protection	—	—	97,064,143
Ending Notional Balance - Buy Protection	—	—	102,407,000

	International Bond Opportunities ETF	Municipal ETF	Short Duration Core Plus ETF
Futures Contracts:
Average Notional Balance Long	$658,002,069	$177,527,033	$292,708,463
Average Notional Balance Short	(435,016,954)	—	(54,374,710)
Ending Notional Balance Long	604,622,203	138,458,750	369,932,056
Ending Notional Balance Short	(478,252,901)	—	(53,529,578)
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	(705,854,659)	—	—
Average Settlement Value Sold	1,752,873,592	—	—
Ending Settlement Value Purchased	(1,048,284,478)	—	—
Ending Settlement Value Sold	2,195,690,381	—	—
Interest Rate-Related Swaps:
Average Notional Balance - Pays Fixed Rate	45,697,993	—	—
Average Notional Balance - Receives Fixed Rate	1,588,172,980	160,853,571	—
Ending Notional Balance - Pays Fixed Rate	119,724,233	—	—
Ending Notional Balance - Receives Fixed Rate	1,615,636,488	—	—
Exchange-Traded Options:
Average Number of Contracts Purchased	—	6,200	—
Average Number of Contracts Written	—	(6,200)	—

374

	International Bond Opportunities ETF	Municipal ETF	Short Duration Core Plus ETF
Credit Default Swaps:
Average Notional Balance - Buy Protection	$17,034,257	$—	$3,567,143
Ending Notional Balance - Buy Protection	—	—	2,885,000

	Ultra-Short Income ETF	Ultra-Short Municipal Income ETF
Futures Contracts:
Average Notional Balance Long	$465,656,030	$73,091,087
The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding non-deliverable forward foreign currency exchange contracts and/or OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. For certain counterparties cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.E), otherwise the cash collateral is included on the Statements of Assets and Liabilities as Restricted cash for OTC derivatives. Collateral received by the Funds is held in a separate segregated account maintained by JPMCB, an affiliate of the Funds.
Income ETF and International Bond Opportunities ETF derivative contracts collateral requirements and collateral posted or received by counterparty as of August 31, 2026 are as follows:
Fund		Fund Counterparty	Value of contracts	Collateral amount
Income ETF	Collateral Posted	Goldman Sachs International	$(561,734)	$500,000
International Bond Opportunities ETF	Collateral Received	Goldman Sachs International	539,379	(560,000)
The Funds' derivatives contracts held at August 31, 2026 are not accounted for as hedging instruments under GAAP.
K. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
L. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of August 31, 2026, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.
M. Foreign Taxes—The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

375

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
N. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
O. Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
3. Fees and Other Transactions with Affiliates
A. Management Fee—JPMIM manages the investments of each Fund pursuant to a Management Agreement. For such services, JPMIM is paid a fee which is accrued daily and paid no more frequently than monthly based on each Fund's respective average daily net assets at the following rate:

Active Bond ETF	0.25%
Active High Yield ETF	0.45
Core Plus Bond ETF	0.40
Income ETF	0.40
International Bond Opportunities ETF	0.50
Municipal ETF	0.18
Short Duration Core Plus ETF	0.33
Ultra-Short Income ETF	0.18
Ultra-Short Municipal Income ETF	0.18
Under each Management Agreement, JPMIM is responsible for substantially all expenses of each Fund, (including expenses of the Trust relating to each Fund), except for the management fees, payments under the Funds' 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of each Fund’s business. Additionally, each Fund is responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with each Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through a Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by a Fund exceeds the fee payable to the Adviser, the Adviser will reimburse that Fund for such amount.
B. Administration Fee— JPMIM provides administration services to the Funds. Pursuant to each Management Agreement, JPMIM is compensated as described in Note 3.A.
JPMCB serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to the Administrator.
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides custody, accounting and transfer agency services to the Funds. For performing these services, JPMIM pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by each Management Agreement.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
D. Distribution Services— The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for its distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.

376

E. Waivers and Reimbursements— The Adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, costs of shareholder meetings, and extraordinary expenses) exceed the percentage of the following Funds' respective average daily net assets as shown in the table below:
Core Plus Bond ETF	0.37%*
Income ETF	0.39

*	Prior to July 1, 2026, the contractual expense limitation was 0.38%.
The expense limitation agreements were in effect for the period July 1, 2026 through August 31, 2026 and the contractual percentages in the table above are in place until at least June 30, 2027 at which time it will be determined whether such waivers will be renewed or revised.
For the six months ended August 31, 2026, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
Contractual Waivers
Management Fees
Core Plus Bond ETF	$1,494,994
Income ETF	466,907
Municipal ETF	20,071
The Funds may invest in one or more money market funds advised by the Adviser ("Affiliated Money Market Funds"). The fees for the Affiliated Money Market Funds, except for investments of securities lending cash collateral, are covered under each Management Agreement as described in Note 3.A.
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A.
During the six months ended August 31, 2026, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended August 31, 2026, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Active Bond ETF	$3,106,825,215	$1,296,833,976	$830,759,404	$426,884,860
Active High Yield ETF	465,203,222	377,013,986	38,291,254	—
Core Plus Bond ETF	7,917,656,098	3,936,691,648	690,052,348	63,017,976
Income ETF	7,546,467,248	4,687,047,069	—	—
International Bond Opportunities ETF	737,568,321	452,055,388	61,219,685	—
Municipal ETF	3,139,298,596	1,435,768,438	—	—
Short Duration Core Plus ETF	681,666,463	271,575,386	283,193,703	190,807,925
Ultra-Short Income ETF	8,459,722,761	7,540,115,243	1,094,023,578	199,247,125
Ultra-Short Municipal Income ETF	2,413,192,992	1,144,022,770	—	—

377

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2026 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Active Bond ETF	$8,935,009,691	$13,972,024	$195,587,050	$(181,615,026)
Active High Yield ETF	2,226,884,086	19,197,357	35,745,502	(16,548,145)
Core Plus Bond ETF	15,373,427,772	57,274,161	267,506,166	(210,232,005)
Income ETF	9,195,546,401	80,865,598	168,530,427	(87,664,829)
International Bond Opportunities ETF	2,136,285,101	44,017,352	60,038,512	(16,021,160)
Municipal ETF	8,796,739,976	47,405,138	111,716,350	(64,311,212)
Short Duration Core Plus ETF	1,840,379,534	3,726,695	18,341,619	(14,614,924)
Ultra-Short Income ETF	41,242,812,118	30,211,895	94,595,592	(64,383,697)
Ultra-Short Municipal Income ETF	7,345,756,748	4,543,473	5,647,937	(1,104,464)
At February 28, 2026, the following Funds had net capital loss carryforwards, which are available to offset future realized gains as follows:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Core Plus Bond ETF	$—	$13,548,267
Income ETF	27,511,981	15,950,223
International Bond Opportunities ETF	1,266,271	15,340,513
Municipal ETF	84,532,266 *	169,873,476 *
Short Duration Core Plus ETF	3,175,061	5,930,999
Ultra-Short Income ETF	3,062,459	60,888,753
Ultra-Short Municipal Income ETF	10,513,463	12,416,942

*	Amount includes capital loss carryforwards which are limited in future years under Internal Revenue Code sections 381-384.
Net capital losses (gains) and specified ordinary losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 28, 2026, the following Funds deferred to March 1, 2026 the following net capital losses (gains) and/or specified ordinary losses of:
	Net Capital Losses (Gains)		Specified Ordinary Losses
	Short-Term	Long-Term
Core Plus Bond ETF	$—	$—	$96
Income ETF	684,180	729,554	—
International Bond Opportunities ETF	96,925	1,022,454	—
Ultra-Short Municipal Income ETF	92,790	206,613	—
During the year ended February 28, 2026, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Active Bond ETF	$—	$67,313
Core Plus Bond ETF	8,617,385	12,907,575
International Bond Opportunities ETF	1,643,410	716,325
Short Duration Core Plus ETF	491,053	317,823
Ultra-Short Income ETF	23,564,943	7,800,605
Ultra-Short Municipal Income ETF	24,097	—

378

6. Capital Share Transactions
The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds' shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Funds' registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount plus at least 105% for the Funds of the market value of undelivered Deposit Instruments, which is held in a segregated account at the Funds' custodian. The value of the collateral, if any, is recorded as Segregated cash balance with the Authorized Participant for deposit securities and Collateral upon return of deposit securities, on the Statements of Assets and Liabilities. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay a variable fee to compensate the relevant fund for market impact expenses relating to investing in portfolio securities. Such variable fees, if any, are included in “Proceeds from shares issued” in the Statements of Changes in Net Assets.
7. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended August 31, 2026.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2026.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into an existing joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York, as administrative agent for the lenders. Although the Trust is effectively part of the Credit Facility as of August 8, 2023, it was not eligible to draw on the Credit Facility, and did not incur costs associated with being a part of the Credit Facility up through May 30, 2024.
This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater of the federal funds effective rate or the one-month Adjusted Secured Overnight Financing Rate.
The Funds did not utilize the Credit Facility during the period March 1, 2026 through August 31, 2026.
Effective May 31, 2024, the Funds, excluding Core Plus Bond ETF, Income ETF, International Bond Opportunities ETF and Ultra-Short Income ETF, are not part of the Credit Facility.

379

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
8. Risks, Concentrations and Indemnifications
The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
International Bond Opportunities ETF’s investments in sovereign and corporate debt obligations within emerging market countries may be subject to potentially higher risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic instability in these markets may have disruptive effects on the market prices of the Fund’s investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to accurately predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Core Plus Bond ETF, Income ETF, International Bond Opportunities ETF and Short Duration Core Plus ETF invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.
International Bond Opportunities ETF may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.
The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Funds’ holdings. During such periods, investors may incur significant losses if shares are sold.
The Funds may not track the return of their underlying index for a number of reasons and therefore may not achieve their investment objective. For example, the Funds incur a number of operating expenses not applicable to their underlying index, and incur costs in buying and selling securities, especially when rebalancing the Funds’ securities holdings to reflect changes in the composition of the underlying index. In addition, each Fund’s return may differ from the return of its underlying index as a result of, among other things, pricing differences and the inability to purchase certain securities included in the underlying index due to regulatory or other restrictions. To the extent of the previously outlined items, each Fund’s return may differ from the return of the underlying index.

380

The Funds, excluding Municipal ETF and Ultra-Short Municipal Income ETF, invest in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit Fund's ability to buy and sell securities.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, trade wars, retaliatory trade measures, sanctions and other trade barriers, supply chain disruptions, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.
The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject each of these Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
As of August 31, 2026, the following Funds had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:
International Bond Opportunities ETF
Canada	10.7%
Germany	12.1
9. Business Combinations
On April 15, 2025, the Board of Trustees of JPMorgan Trust I and the Board approved the reorganization of JPMorgan National Municipal Income Fund (the “Target Fund”) into Municipal ETF (the “Acquiring Fund”), subject to approval by shareholders of the Target Fund, which occurred on July 30, 2025. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. The reorganization was effective after the close of business on October 24, 2025. The Acquiring Fund acquired all of the assets and liabilities of the Target Fund as shown in the table below. The transaction was structured to qualify as a tax-free reorganization under the Code. Pursuant to the Agreement and Plan of Reorganization, Class A, Class C, Class I and Class R6 shareholders of the Target Fund received a number of shares in the Acquiring Fund, with a value equal to their holdings in the Target Fund as of the close of business on the date of the reorganization. The investment portfolio of the Target Fund, with a fair value of approximately $1,863,342,943 and identified cost of approximately $1,820,792,799 as of the date of the reorganization, was the principal asset acquired by the Acquiring Fund. For financial statement purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. As of October 24, 2025, the Target Fund had capital loss carryforwards of $223,100,035.
The following is a summary of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation (Depreciation) immediately before and after the reorganization:
	Shares Outstanding	Net Assets	Net Asset Value Per Share (a)	Net Unrealized Appreciation (Depreciation)
Target Fund

381

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
	Shares Outstanding	Net Assets	Net Asset Value Per Share (a)	Net Unrealized Appreciation (Depreciation)
JPMorgan National Municipal Income Fund				$42,550,144
Class A	32,119,341	$328,057,669	$10.21
Class C	411,435	4,077,777	9.91
Class I	65,775,682	656,626,962	9.98
Class R6	93,047,993	928,916,552	9.98
Acquiring Fund
Municipal ETF				78,173,516
ETF	81,650,000	4,132,103,129	50.61
Post Reorganization
Municipal ETF				120,723,660
ETF	119,543,144	6,049,782,089	50.61

(a) Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
Expenses related to reorganization were incurred by the Acquiring Fund. The Adviser, the Administrator and the Distributor waived their fees and/or reimbursed the Fund in an amount sufficient to offset costs incurred by the Fund relating to the reorganization, excluding brokerage fees and brokerage expenses related to the disposition and acquisition of Fund assets associated with the reorganization.
Assuming the reorganization had been completed on March 1, 2025, the beginning of the annual reporting period, the pro forma results of operations for the year ended February 28, 2026, are as follows:
Net investment income (loss)	$211,283,194
Net realized/unrealized gains (losses)	91,704,040
Change in net assets resulting from operations	$302,987,234
Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Statements of Operations since October 24, 2025.

382

J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. August 2026.
SAN-FIETF-826

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Management Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the management agreements. The Board also met for the specific purpose of considering management agreements’ annual renewal. The Board held meetings on June 23-24, 2026 and August 11-13, 2026, at which the Trustees considered the continuation of the management agreements for each Fund whose semi-annual report is contained herein (each a “Management Agreement” and collectively, the “Management Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings and recommendations. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to a Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to a Management Agreement or any of their affiliates, approved the continuation of each Management Agreement on August 13, 2026.
As part of their review of the Management Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). Further, at each of the investment committees’ regular meetings throughout the year, the Trustees reviewed information regarding select J.P. Morgan Funds’ investment teams, processes and performance. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Management Agreements, the Trustees reviewed the Management Agreements with representatives of the Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees reviewing the legal standards for their consideration of the Management Agreements. The Trustees also discussed the Management Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Management Agreement is provided below. Each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Management Agreement was fair and reasonable under the circumstances, and determined that the continuance of each Management Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Management Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
The Adviser’s risk management processes, systems and

oversight;
•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser under the Management Agreements;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information for each Fund. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less the Adviser’s quantification of the expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make industry-wide comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Management Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered information regarding the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. In addition to the service arrangements with JPMCB described above, the Trustees considered that the J.P. Morgan Funds’ operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Funds’ potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale and/or share in any benefits or economies of scale realized by the Adviser. The Trustees considered that under the Management Agreements, the Adviser provides advisory and administrative services and is responsible for substantially all expenses of each Fund except for certain enumerated contractual exclusions under a “unitary fee” structure. The Trustees noted that the unitary management fee for each Fund does not contain breakpoints and that such a fee structure is common across the industry for exchange-traded funds. The Trustees considered that shareholders would benefit because expenses would be limited even when a Fund is new and not achieving economies of scale. The Trustees considered the fact that increases in assets would not lead to management fee decreases even if economies of scale are achieved by the Adviser, but also that the Trustees would have the opportunity to further review the appropriateness of the fee payable to the Adviser under the applicable Management Agreement in the future. The Trustees further considered the Adviser's and JPMorgan Distribution Services, Inc.’s (“JPMDS”), an affiliate of the Adviser which serves as the Funds’ distributor and principal underwriter, ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, cybersecurity measures, and investments into artificial intelligence), retention of key talent, and regulatory support enhancements. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds. After considering the factors identified above, the Trustees concluded that each Fund’s shareholders will receive the benefits of potential economies of scale.
Independent Written Evaluation of the Funds’ Senior Officer
The Trustees noted that, upon their direction, the Senior Officer for the JPMorgan Municipal ETF had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fee. In determining whether to continue the Management Agreement, the Trustees considered the Senior Officer’s report.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of management services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds advised or sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year.
For the JPMorgan Active High Yield ETF which launched in 2025 and therefore was not included in the Broadridge comparison discussed below, the Trustees discussed the Fund’s performance (on both a relative and absolute basis). The Trustees also considered the Fund’s investment strategy and processes, portfolio management teams and competitive positioning against peer funds. The Trustees also discussed the perfor mance and the investment strategy of the Fund with the Adviser. Based on these discussions and various other factors, the Trustees concluded the Fund’s performance was satisfactory.
For the JPMorgan Active Bond ETF, JPMorgan Core Plus Bond ETF, JPMorgan Income ETF, JPMorgan International Bond Opportunities ETF, JPMorgan Municipal ETF, JPMorgan Short Duration Core Plus ETF, JPMorgan Ultra-Short Income ETF and JPMorgan Ultra-Short Municipal Income ETF, the Trustees received and considered absolute and/or relative performance information for the Funds with at least one-year of performance history in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds with the same Broadridge investment classification and objective (the “Universe”), by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting exchange-traded funds in each Fund’s Universe. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance are summarized below:
The Trustees noted that the JPMorgan Active Bond ETF’s performance was in the first quintile of the Universe for the one-year period ended March 31, 2026. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the JPMorgan Core Plus Bond ETF’s performance was in the first, second and first quintiles of the Universe for the one-, three- and five-year periods ended March 31, 2026, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the JPMorgan Income ETF’s performance was in the third quintile of the Universe for both the one- and three-year periods ended March 31, 2026. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the JPMorgan International Bond Opportunities ETF’s performance was in the first quintile of the Universe for each of the one-, three- and five- year periods ended March 31, 2026. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the JPMorgan Municipal ETF’s performance was in the fifth, third and first quintiles of the Universe for the one-, three- and five-year periods ended March 31, 2026, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the JPMorgan Short Duration Core Plus ETF’s performance was in the first, third and second quintiles of the Universe for the one-, three- and five-year periods ended March 31, 2026, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the JPMorgan Ultra-Short Income ETF’s performance was in the third, fourth and third quintiles of the Universe for the one-, three- and five-year periods ended March 31, 2026, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the JPMorgan Ultra-Short Municipal Income ETF’s performance was in the fifth, second and first quintiles of the Universe for the one-, three- and five-year periods ended March 31, 2026, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
Management Fees and Expense Ratios
The Trustees considered the contractual and net management fee rates paid by each Fund to the Adviser. In doing so, the Trustees compared the rates to the information prepared by Broadridge concerning management fee rates paid by other funds in the Peer Group (the “Peer Group”), a subset of funds within the Universe. In instances where there was not a sufficient number of peers in the Peer Group to calculate quintile rankings, the Trustees considered quintile rankings based on the Universe. The Trustees also reviewed information about other expenses and the total expense ratio for each Fund. The Trustees recognized that it can be difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s management fees and expense ratios are summarized below:
The Trustees noted that the JPMorgan Active Bond ETF’s net management fee and actual total expenses were both in the second quintile of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Active High Yield ETF’s net management fee and actual total expenses were both in the fourth quintile of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Core Plus Bond ETF’s net management fee was in the third quintile of the Peer Group, and that the actual total expenses were in the second quintile of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Income ETF’s net management fee and actual total expenses were both in the second quintile of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan International Bond Opportunities ETF’s net management fee and actual total expenses were both in the fifth quintile of the Universe. Broadridge did not calculate quintile rankings of the Peer Group due to the limited number of funds in the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Municipal ETF’s net management fee and actual total expenses were both in the first quintile of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Short Duration Core Plus ETF’s net management fee and actual total expenses were in the fourth and third quintiles, respectively, of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Ultra-Short Income ETF’s net management fee and actual total expenses were both in the second quintile of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Ultra-Short Municipal Income ETF’s net management fee and actual total expenses were both in the first quintile of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.

Semi-Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
August 31, 2026 (Unaudited)
Fund	Ticker	Listing Exchange
JPMorgan BetaBuilders MSCI US REIT ETF	BBRE	Cboe BZX Exchange, Inc.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from the Fund. Shares may only be subscribed and redeemed directly from the Fund by Authorized Participants, in large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.1%
Apartments — 13.4%
American Homes 4 Rent, Class A, REIT	353,961	11,786,901
Camden Property Trust, REIT	108,034	11,429,997
Centerspace, REIT	27,333	1,434,709
Equity LifeStyle Properties, Inc., REIT	196,321	12,456,568
Essex Property Trust, Inc., REIT	67,339	19,054,243
Independence Realty Trust, Inc., REIT	276,039	4,466,311
Invitation Homes, Inc., REIT	570,667	16,629,236
Mid-America Apartment Communities, Inc., REIT	123,497	15,912,589
NexPoint Residential Trust, Inc., REIT	45,565	1,080,346
Sun Communities, Inc., REIT	130,696	15,869,108
UDR, Inc., REIT	323,585	11,956,466
Vivmark Residential, REIT	711,720	46,361,441
		168,437,915
Diversified — 14.9%
American Assets Trust, Inc., REIT	87,852	1,973,156
Blackstone Digital Infrastructure Trust, Inc., REIT *	21,553	432,353
Broadstone Net Lease, Inc., REIT	222,264	4,636,427
Digital Realty Trust, Inc., REIT	297,009	55,121,900
EPR Properties, REIT	92,704	5,442,652
Equinix, Inc., REIT	53,042	55,520,122
Fermi, Inc., REIT *	74,878	372,144
Gaming and Leisure Properties, Inc., REIT	285,202	11,998,448
Gladstone Commercial Corp., REIT	95,255	1,235,457
Global Net Lease, Inc., REIT	325,837	2,991,184
Millrose Properties, Inc., Class A, REIT	26,660	810,997
Safehold, Inc., REIT	91,571	1,386,385
UMH Properties, Inc., REIT	99,411	1,635,311
VICI Properties, Inc., Class A, REIT	1,056,916	27,109,896
WP Carey, Inc., REIT	229,399	16,048,754
		186,715,186
Health Care — 21.0%
Alexandria Real Estate Equities, Inc., REIT	173,264	8,886,710
American Healthcare REIT, Inc., REIT	104,138	5,749,459
CareTrust REIT, Inc., REIT	157,723	6,143,311
Diversified Healthcare Trust, REIT	312,822	2,368,062
Healthcare Realty Trust, Inc., Class A, REIT	398,717	7,591,572
Healthpeak Properties, Inc., REIT	747,029	15,553,144
Janus Living, Inc., Class A, REIT	14,113	419,862
LTC Properties, Inc., REIT	62,181	2,507,138
Medical Properties Trust, Inc., REIT (a)	773,947	3,072,573
National Health Investors, Inc., REIT	55,189	3,924,490
Omega Healthcare Investors, Inc., REIT	263,390	12,042,191
INVESTMENTS	SHARES	VALUE($)

Health Care — continued
Sabra Health Care REIT, Inc., REIT	282,320	5,756,505
Ventas, Inc., REIT	429,906	39,194,530
Welltower, Inc., REIT	637,398	150,578,904
		263,788,451
Hotels — 4.0%
Apple Hospitality REIT, Inc., REIT	280,761	4,478,138
DiamondRock Hospitality Co., REIT	300,551	3,699,783
Host Hotels & Resorts, Inc., REIT	729,753	16,003,483
Park Hotels & Resorts, Inc., REIT	294,511	4,506,018
Pebblebrook Hotel Trust, REIT	195,228	3,537,531
RLJ Lodging Trust, REIT	253,088	2,794,092
Ryman Hospitality Properties, Inc., REIT	62,079	7,869,134
Service Properties Trust, REIT	57,772	450,622
Sunstone Hotel Investors, Inc., REIT	291,888	3,260,389
Xenia Hotels & Resorts, Inc., REIT	168,841	3,165,769
		49,764,959
Industrial — 13.6%
Americold Realty Trust, Inc., REIT	326,483	4,880,921
EastGroup Properties, Inc., REIT	49,689	9,912,955
First Industrial Realty Trust, Inc., REIT	151,435	9,370,798
Innovative Industrial Properties, Inc., REIT	40,820	2,323,474
Lineage, Inc., REIT	19,003	745,868
LXP Industrial Trust, REIT	73,388	4,455,385
Prologis, Inc., REIT	842,690	117,909,185
Rexford Industrial Realty, Inc., REIT	210,365	7,791,920
STAG Industrial, Inc., REIT	207,454	7,727,661
Terreno Realty Corp., REIT	91,108	6,032,261
		171,150,428
Office — 4.2%
Brandywine Realty Trust, REIT	364,530	1,100,880
BXP, Inc., REIT	166,695	11,333,593
COPT Defense Properties, REIT	142,075	5,114,700
Cousins Properties, Inc., REIT	185,844	5,387,617
Douglas Emmett, Inc., REIT	237,707	2,747,893
Easterly Government Properties, Inc., Class A, REIT	64,815	1,589,912
Empire State Realty Trust, Inc., Class A, REIT	240,200	1,088,106
Highwoods Properties, Inc., REIT	136,748	4,184,489
JBG SMITH Properties, REIT (a)	148,713	1,791,992
Kilroy Realty Corp., REIT	130,559	4,739,292
Piedmont Realty Trust, Inc., Class A, REIT *	219,267	2,098,385
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	1

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Office — continued
SL Green Realty Corp., REIT (a)	81,916	4,585,658
Vornado Realty Trust, REIT	192,165	7,183,128
		52,945,645
Regional Malls — 5.5%
CBL & Associates Properties, Inc., REIT	36,219	1,980,817
Macerich Co. (The), REIT	299,106	7,064,883
Simon Property Group, Inc., REIT	255,981	54,349,886
Tanger, Inc., REIT	131,163	4,946,157
		68,341,743
Shopping Centers — 6.2%
Acadia Realty Trust, REIT	134,381	2,750,779
Alexander's, Inc., REIT	5,650	1,534,879
Brixmor Property Group, Inc., REIT	333,371	9,631,088
Curbline Properties Corp., REIT	128,918	3,845,624
Federal Realty Investment Trust, REIT	83,423	9,679,571
InvenTrust Properties Corp., REIT	103,667	3,349,481
Kimco Realty Corp., REIT	711,563	16,871,159
Kite Realty Group Trust, REIT	257,589	6,645,796
Phillips Edison & Co., Inc., REIT	142,349	5,501,789
Regency Centers Corp., REIT	178,193	13,323,491
Saul Centers, Inc., REIT	35,573	1,160,035
Urban Edge Properties, REIT	158,470	3,353,225
		77,646,917
Single Tenant — 6.3%
Agree Realty Corp., REIT	102,559	7,409,888
Essential Properties Realty Trust, Inc., REIT	172,297	5,168,910
Four Corners Property Trust, Inc., REIT	115,476	2,873,043
Getty Realty Corp., REIT	64,986	2,106,846
NETSTREIT Corp., REIT (a)	98,468	2,004,809
NNN REIT, Inc., REIT	204,411	9,239,377
Realty Income Corp., REIT	812,019	49,760,524
		78,563,397
Storage — 10.0%
CubeSmart, REIT	252,582	10,032,557
Extra Space Storage, Inc., REIT	212,186	29,939,445
INVESTMENTS	SHARES	VALUE($)

Storage — continued
Iron Mountain, Inc., REIT	295,534	34,089,847
Public Storage, REIT	165,282	50,739,921
Smartstop Self Storage REIT, Inc., REIT	21,777	707,099
		125,508,869
Total Common Stocks (Cost $1,202,277,881)		1,242,863,510
Short-Term Investments — 1.2%
Investment Companies — 0.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (b) (c) (Cost $10,577,512)	10,577,512	10,577,512
Investment of Cash Collateral from Securities Loaned — 0.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.71% (b) (c) (Cost $4,915,614)	4,915,614	4,915,614
Total Short-Term Investments (Cost $15,493,126)		15,493,126
Total Investments — 100.3% (Cost $1,217,771,007)		1,258,356,636
Liabilities in Excess of Other Assets — (0.3)%		(3,482,055)
NET ASSETS — 100.0%		1,254,874,581

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at August 31, 2026. The total value of securities on loan at August 31, 2026 is $4,721,020 (See Note 2.B.).
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of August 31, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	August 31, 2026

Futures contracts outstanding as of August 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
DJ US Real Estate Index	295	09/18/2026	USD	11,410,600	(126,979)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	3

STATEMENT OF ASSETS AND LIABILITIES
AS OF August 31, 2026 (Unaudited)

JPMorgan BetaBuilders MSCI US REIT ETF
ASSETS:
Investments in non-affiliates, at value	$1,242,863,510
Investments in affiliates, at value	10,577,512
Investments of cash collateral received from securities loaned, at value (See Note 2.B.)	4,915,614
Cash	1
Deposits at broker for futures contracts	782,000
Receivables:
Investment securities sold	5,732,452
Fund shares sold	180,950
Dividends from non-affiliates	687,055
Dividends from affiliates	29,360
Securities lending income (See Note 2.B.)	1,021
Other assets	84,904
Total Assets	1,265,854,379
LIABILITIES:
Payables:
Investment securities purchased	3,464,575
Collateral received on securities loaned (See Note 2.B.)	4,915,614
Fund shares redeemed	2,400,518
Variation margin on futures contracts	82,600
Accrued liabilities:
Management fees (See Note 3.A.)	116,491
Total Liabilities	10,979,798
Net Assets	$1,254,874,581
NET ASSETS:
Paid-in-Capital	$1,283,369,497
Total distributable earnings (loss)	(28,494,916)
Total Net Assets	$1,254,874,581
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	11,825,000
Net asset value, per share	$106.12
Cost of investments in non-affiliates	$1,202,277,881
Cost of investments in affiliates	10,577,512
Investment securities on loan, at value (See Note 2.B.)	4,721,020
Cost of investment of cash collateral (See Note 2.B.)	4,915,614
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	August 31, 2026

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2026 (Unaudited)

JPMorgan BetaBuilders MSCI US REIT ETF
INVESTMENT INCOME:
Interest income from affiliates	$14
Dividend income from non-affiliates	18,316,619
Dividend income from affiliates	147,126
Income from securities lending (net) (See Note 2.B.)	7,932
Total investment income	18,471,691
EXPENSES:
Management fees (See Note 3.A.)	654,557
Total expenses	654,557
Net investment income (loss)	17,817,134
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(19,503,352)
In-kind redemptions of investments in non-affiliates (See Note 4)	30,899,980
Futures contracts	616,056
Net realized gain (loss)	12,012,684
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	26,420,559
Futures contracts	(621,171)
Change in net unrealized appreciation/depreciation	25,799,388
Net realized/unrealized gains (losses)	37,812,072
Change in net assets resulting from operations	$55,629,206
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	5

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan BetaBuilders MSCI US REIT ETF
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$17,817,134	$29,890,053
Net realized gain (loss)	12,012,684	(2,544,612)
Change in net unrealized appreciation/depreciation	25,799,388	55,639,505
Change in net assets resulting from operations	55,629,206	82,984,946
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(12,410,593)	(29,794,967)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	98,003,964	126,955,566
NET ASSETS:
Change in net assets	141,222,577	180,145,545
Beginning of period	1,113,652,004	933,506,459
End of period	$1,254,874,581	$1,113,652,004
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$237,960,915	$223,998,403
Cost of shares redeemed	(139,956,951)	(97,042,837)
Total change in net assets resulting from capital transactions	$98,003,964	$126,955,566
SHARE TRANSACTIONS:
Issued	2,250,000	2,400,000
Redeemed	(1,325,000)	(1,025,000)
Net increase in shares from share transactions	925,000	1,375,000
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	August 31, 2026

THIS PAGE IS INTENTIONALLY LEFT BLANK

7

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan BetaBuilders MSCI US REIT ETF
Six Months Ended August 31, 2026 (Unaudited)	$102.17	$1.57	$3.47	$5.04	$(1.09)
Year Ended February 28, 2026	98.01	2.98	4.18	7.16	(3.00)
Year Ended February 28, 2025	87.30	2.86	10.83	13.69	(2.98)
Year Ended February 29, 2024	85.96	2.94	1.69	4.63	(3.29)
Year Ended February 28, 2023	99.98	2.75	(14.63)	(11.88)	(2.14)
Year Ended February 28, 2022	82.46	1.93	17.48	19.41	(1.89)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	August 31, 2026

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return(c)(d)	Market price total return(c)	Net assets, end of period	Net expenses	Net investment income (loss)	Portfolio turnover rate(c)

$106.12	$106.06	4.98%	4.91%	$1,254,874,581	0.11%	2.97%	6%
102.17	102.18	7.63	7.74	1,113,652,004	0.11	3.17	8
98.01	97.92	15.96	15.97	933,506,459	0.11	3.07	8
87.30	87.21	5.61	5.46	805,356,897	0.11	3.54	4
85.96	85.99	(11.84)	(11.85)	741,364,325	0.11	3.03	8
99.98	100.02	23.55	23.45	1,357,276,384	0.11	1.96	5
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	9

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited)
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. JPMorgan BetaBuilders MSCI US REIT ETF (the “Fund”) is a separate diversified series of the Trust covered in this report.
The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the MSCI US REIT Custom Capped Index.
Shares of the Fund are listed and traded at market price on the Cboe BZX Exchange, Inc. Market prices for the Fund’s shares may be different from its net asset value (“NAV”). The Fund issues and redeems its shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units". Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Fund (each, an “Authorized Participant”).
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

10	J.P. Morgan Exchange-Traded Funds	August 31, 2026

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,258,356,636	$—	$—	$1,258,356,636
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(126,979)	$—	$—	$(126,979)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value (but generally 102% or 105%, as explained below) plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrower. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents the Fund's value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Fund as of August 31, 2026.
Investment Securities on Loan, at value, Presented on the Statement of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
$4,721,020	$(4,721,020)	$—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	11

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
C. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the six months ended August 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2026	Shares at August 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.71% (a) (b)	$13,568,106	$51,888,984	$60,541,476	$—	$—	$4,915,614	4,915,614	$173,099 (c)	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (a) (b)	6,609,959	32,814,983	28,847,430	—	—	10,577,512	10,577,512	147,126	—
Total	$20,178,065	$84,703,967	$89,388,906	$—	$—	$15,493,126		$320,225	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2026.
(c)	Amount is included on the Statement of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
D. Futures Contracts— The Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Fund also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.
The use of futures contracts exposes the Fund to equity price risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the Fund's futures contracts activity during the six months ended August 31, 2026:

Futures Contracts:
Average Notional Balance Long	$9,254,401
Ending Notional Balance Long	11,410,600
E. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Dividend income is recorded on the ex-dividend date or when the Fund first learns of the dividend.

12	J.P. Morgan Exchange-Traded Funds	August 31, 2026

To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
F. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of August 31, 2026, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
G. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least quarterly. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
H. Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Fund and the Fund's Principal Executive Officer and Principal Financial Officer act as the Fund's CODM. The Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. Fees and Other Transactions with Affiliates
A. Management Fee— JPMIM manages the investments of the Fund pursuant to the Management Agreement. For such services, JPMIM is paid a fee, which is accrued daily and paid no more frequently than monthly at an annual rate of 0.11% of the Fund's average daily net assets.
Under the Management Agreement, JPMIM is responsible for substantially all expenses of the Fund, (including expenses of the Trust relating to the Fund), except for the management fee, payments under the Fund's 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. Additionally, the Fund is responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through the Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by the Fund exceeds the fee payable to the Adviser, the Adviser will reimburse the Fund for such amount.
B. Administration Fee— JPMIM provides administration services to the Fund. Pursuant to the Management Agreement for the Fund, JPMIM is compensated as described in Note 3.A.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to JPMIM.
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides custody, accounting and transfer agency services to the Fund. For performing these services, JPMIM pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by the Management Agreement.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
D. Distribution Services— The Distributor or its agent distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. JPMDS receives no fees for its distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	13

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
E. Waivers and Reimbursements— The Fund may invest in one or more money market funds advised by the Adviser ("Affiliated Money Market Funds"). The fees for the Affiliated Money Market Funds, except for investments of securities lending cash collateral, are covered under the Management Agreement as described in Note 3.A.
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended August 31, 2026, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$69,479,153	$74,950,986
During the six months ended August 31, 2026, there were no purchases or sales of U.S. Government securities.
For the six months ended August 31, 2026, in-kind transactions associated with creations and redemptions were as follows:
In-Kind Purchases	In-Kind Sales
$235,925,127	$125,875,991
During the six months ended August 31, 2026, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each in-kind redemption transaction.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2026 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$1,217,771,007	$141,566,216	$101,107,566	$40,458,650
At February 28, 2026, the Fund had net capital loss carryforwards, which are available to offset future realized gains as follows:
Capital Loss Carryforward Character
Short-Term	Long-Term
$32,658,643	$37,851,300
Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended February 28, 2026, the Fund deferred to March 1, 2026 the following net capital losses (gains) of:
Net Capital Losses (Gains)
Short-Term	Long-Term
$(607,820)	$6,636,021

14	J.P. Morgan Exchange-Traded Funds	August 31, 2026

During the year ended February 28, 2026, the Fund utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term
$686,087
6. Capital Share Transactions
The Trust issues and redeems shares of the Fund only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Fund may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Fund's shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Fund. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of the Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Fund's registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount plus at least 105% for the Fund of the market value of undelivered Deposit Instruments, which is held in a segregated account at the Fund's custodian. The value of the collateral, if any, is recorded as Segregated cash balance with the Authorized Participant for deposit securities and Collateral upon return of deposit securities, on the Statement of Assets and Liabilities. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay a variable fee to compensate the relevant fund for market impact expenses relating to investing in portfolio securities. Such variable fees, if any, are included in “Proceeds from shares issued” in the Statements of Changes in Net Assets.
7. Borrowings
The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended August 31, 2026.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2026.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	15

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
As of August 31, 2026, JPMorgan SmartRetirement Blend Funds, which are affiliated funds of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Fund as follows:
JPMorgan SmartRetirement Blend Funds
27.0%
Significant shareholder transactions by these shareholders may impact the Fund's performance and liquidity.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accordingly.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Fund’s holdings. During such periods, investors may incur significant losses if shares are sold.
The Fund may not track the return of its underlying index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund incurs a number of operating expenses not applicable to its underlying index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the underlying index. In addition, the Fund’s return may differ from the return of its underlying index as a result of, among other things, pricing differences and the inability to purchase certain securities included in the underlying index due to regulatory or other restrictions. To the extent of the previously outlined items, the Fund’s return may differ from the return of the underlying index.
Because the Fund invests in Real Estate Investment Trusts (“REITs”), the Fund may be subject to certain risks similar to those associated with direct investments in real estate. REITs may be affected by changes in the value of their underlying properties and by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund's underlying index or in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, trade wars, retaliatory trade measures, sanctions and other trade barriers, supply chain disruptions, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

16	J.P. Morgan Exchange-Traded Funds	August 31, 2026

J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. August 2026.
SAN-RETF-826

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund's Financial Statements.

Statement Regarding Basis for Approval of Management Agreement
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the management agreement. The Board also met for the specific purpose of considering management agreement annual renewals. The Board held meetings on June 23-24, 2026 and August 11-13, 2026, at which the Trustees considered the continuation of the management agreement (the “Management Agreement”) for the Fund. At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings and recommendations. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to the Management Agreement or any of their affiliates, approved the continuation of the Management Agreement on August 13, 2026.
As part of their review of the Management Agreement, the Trustees considered and reviewed performance and other information about the Fund received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Fund’s performance as compared to the performance of its peers and benchmark, and analyses by the Adviser of the Fund’s performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). Further, at each of the investment committees’ regular meetings throughout the year, the Trustees reviewed information regarding select J.P. Morgan Funds’ investment teams, processes and performance. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Fund’s objectives, benchmarks and peers. Before voting on the Management Agreement, the Trustees reviewed the Management Agreement with representatives of the Adviser, counsel to the Fund, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees reviewing the legal standards for their consideration of the Management Agreement. The Trustees also discussed the Management Agreement with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve the Management Agreement is provided below. Each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees considered information provided with respect to the Fund throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from the Fund under the Management Agreement was fair and reasonable under the circumstances, and determined that the continuance of the Management Agreement was in the best interests of the Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to the Fund under its Management Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund, including personnel changes, if any;
•
The investment strategy for the Fund, and the infrastructure supporting the portfolio management team;
•
The Adviser’s risk management processes, systems and oversight;

•
Information about the structure and distribution strategy for the Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser under the Management Agreement;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Fund and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Fund;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services provided to the Fund by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to the Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Fund, less the Adviser’s quantification of the expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make direct industry-wide comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under the Management Agreement was not unreasonable in light of the services and benefits provided to the Fund.
The Trustees also considered information regarding the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting, and other related services for the Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationships with the Fund. In addition to the service arrangements with JPMCB described above, the Trustees considered that the J.P. Morgan Funds’ operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Fund.
Economies of Scale
The Trustees considered the extent to which the Fund may benefit from potential economies of scale and/or share in any benefits or economies of scale realized by the Adviser. The Trustees considered that under the Management Agreement, the Adviser provides advisory and administrative services and is responsible for substantially all expenses of the Fund except for certain enumerated contractual exclusions under a “unitary fee” structure. The Trustees noted that the unitary management fee for the Fund does not contain breakpoints and that such a fee structure is common across the industry for exchange-traded funds. The Trustees considered that shareholders would benefit because expenses would be limited even when a Fund is new and not achieving economies of scale. The Trustees considered the fact that increases in assets would not lead to management fee decreases even if economies of scale are achieved by the Adviser, but also that the Trustees would have the opportunity to further review the appropriateness of the fee payable to the Adviser under the Management Agreement in the future. The Trustees further considered the Adviser's and JPMorgan Distribution Services, Inc.’s (“JPMDS”), an affiliate of the Adviser which serves as the Fund’s distributor and principal underwriter, ongoing investments in their business in support of the Fund, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, cybersecurity measures, and investments into artificial intelligence), retention of key talent, and regulatory support enhancements. The Trustees also concluded that the Fund benefited from the Adviser’s reinvestment in its operations to serve the Fund and its shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Fund. After considering the factors identified above, the Trustees concluded that the Fund’s shareholders will receive the benefits of potential economies of scale.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of management services and fee rates offered to other clients of the Adviser, including to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds advised or sub-advised by the Adviser, for investment management styles substantially similar to that of the Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to the Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees considered that the Fund is a “passive” ETF whose objective is to closely correspond, before fees and expenses, to the performance of its benchmark index. The Trustees considered the Fund’s investment strategy and processes, portfolio management teams and competitive positioning against peer funds, as identified by Broadridge and/or management. As part of this review, the Trustees reviewed the Fund’s performance against its benchmark and considered the Fund’s performance information provided at regular Board meetings by the Adviser. After consideration, the Trustees determined that the Fund’s performance was consistent with its investment objective.
Management Fee and Expense Ratio
The Trustees considered the contractual and net management fee rates paid by the Fund to the Adviser and compared the rates to the information prepared by Broadridge concerning management fee rates paid by other funds in the same Broadridge category as the Fund. This review included ranking of the Fund within the Peer Group (the “Peer Group”), a subset of funds within an expense universe comprised of funds with the same Broadridge investment classification and objective (the “Universe”). In instances where there was not a sufficient number of peers in the Peer Group to calculate quintile rankings, the Trustees considered quintile rankings based on the Universe. The Trustees reviewed a description of Broadridge’s methodology for selecting exchange-traded funds in the Peer Group. The Trustees also reviewed information about other expenses and the total expense ratio for the Fund. The Trustees recognized that it can be difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of the Fund’s management fee and expense ratio are summarized below:
The Trustees noted that the Fund’s net management fee and actual total expenses were in the second quintile of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.

Semi-Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
August 31, 2026 (Unaudited)
Fund	Ticker	Listing Exchange
JPMorgan High Yield Municipal ETF	JMHI	NYSE Arca, Inc.
JPMorgan Inflation Managed Bond ETF	JCPI	NYSE Arca, Inc.
JPMorgan Limited Duration Bond ETF	JPLD	NYSE Arca, Inc.
JPMorgan Realty Income ETF	JPRE	NYSE Arca, Inc.
JPMorgan Sustainable Municipal Income ETF	JMSI	NYSE Arca, Inc.

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 90.3% (a)
Alabama — 5.9%
Baldwin County Industrial Development Authority, Novelis Corp., Project Series 2025A, Rev., AMT, 5.00%, 6/1/2032 (b) (c)	1,250,000	1,281,553
Black Belt Energy Gas District, Gas Project
Series 2023D-1, Rev., 5.50%, 2/1/2029 (c)	2,030,000	2,118,138
Series 2024B, Rev., 5.00%, 9/1/2032 (c)	1,000,000	1,040,301
Series 2026K, Rev., 5.00%, 10/1/2033	1,000,000	1,036,543
Series 2026H-1, Rev., 5.00%, 1/1/2034	2,000,000	2,075,980
Series 2024D, Rev., 5.00%, 11/1/2034 (c)	1,000,000	1,040,565
Series 2026A, Rev., 5.00%, 12/1/2034	2,250,000	2,333,999
Series 2025E, Rev., 5.00%, 5/1/2035 (c)	1,000,000	1,041,881
Black Belt Energy Gas District, Gas Supply Series 2021A, Rev., 4.00%, 12/1/2031 (c)	3,000,000	3,024,772
County of Jefferson sewer Series 2024, Rev., 5.25%, 10/1/2049	1,000,000	1,021,094
Mobile County Industrial Development Authority, Calvert LLC Project Series 2024B, Rev., AMT, 4.75%, 12/1/2054	1,000,000	919,480
Southeast Energy Authority A Cooperative District, Energy Supply Series 2024A, Rev., 5.00%, 11/1/2035	300,000	305,191
Total Alabama		17,239,497
Alaska — 0.9%
Alaska Municipal Bond Bank Authority Series 2026-1, Rev., 5.00%, 6/1/2051	1,000,000	1,014,972
Municipality of Anchorage Series 2024A, Rev., AMT, 4.50%, 2/1/2060	1,500,000	1,298,489
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation Series 2021B-2, Class 2, Rev., Zero Coupon, 6/1/2066	3,500,000	382,123
Total Alaska		2,695,584
Arizona — 0.6%
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2025A-2, Rev., 5.13%, 1/1/2059	1,000,000	902,172
Arizona Industrial Development Authority, Macombs Facility Project Series 2021A, Rev., 4.00%, 7/1/2061	1,000,000	755,612
Maricopa County Industrial Development Authority, Ottawa University Series 2020, Rev., 5.13%, 10/1/2030 (b)	210,000	204,118
Total Arizona		1,861,902
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Arkansas — 0.4%
Arkansas Development Finance Authority, Industrial Development , Hybar Steel Project Series 2026B, Rev., 7.50%, 7/1/2048 (b)	1,000,000	1,129,389
California — 6.8%
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (c)	1,280,000	1,324,979
Series 2026C, Rev., 5.25%, 2/1/2036	2,000,000	2,123,271
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp. Series 2020B-2, Rev., Zero Coupon, 6/1/2055	4,360,000	728,659
California Health Facilities Financing Authority, Rady Children's Health Series 2026B-3, Rev., 5.00%, 8/15/2036 (c)	1,500,000	1,687,867
California Health Facilities Financing Authority, Sutter Health Series 2017A, Rev., 4.00%, 11/15/2048	1,000,000	876,618
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (b) (c)	2,890,000	1,835,150
California Municipal Finance Authority Series 2026A-1, Class A1, Rev., 4.05%, 7/20/2041	995,692	942,259
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien Series 2018A, Rev., AMT, 5.00%, 12/31/2047	1,000,000	986,209
California Municipal Finance Authority, SFMTA Potrero Yard Modernization Project Series 2026A, Rev., 5.25%, 9/1/2051	1,000,000	1,039,734
California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District Series 2009A, Rev., A.G., Zero Coupon, 8/1/2030	200,000	177,091
California Statewide Communities Development Authority, Loma Linda University Medical Center Series 2016A, Rev., 5.25%, 12/1/2056 (b)	2,000,000	2,000,983
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2021B-2, Rev., Zero Coupon, 6/1/2066	27,000,000	2,516,227
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds Series 2022A-1, Rev., 5.00%, 6/1/2051	2,000,000	1,943,693
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	1

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Los Angeles County Metropolitan Transportation Authority, First Lien I-105 Expresslanes Project Series 2026A, Rev., 5.25%, 6/1/2056 (d)	1,000,000	1,025,010
San Diego County Regional Airport Authority Series 2021B, Rev., AMT, 4.00%, 7/1/2056	1,000,000	835,790
Total California		20,043,540
Colorado — 3.2%
Bradburn Metropolitan District No. 2, Limited Tax Series 2018A, GO, 5.00%, 12/1/2028 (e)	500,000	521,515
City and County of Denver Airport System Series 2018A, Rev., AMT, 4.00%, 12/1/2043	500,000	451,383
Colorado Health Facilities Authority Series 2025A, Rev., 5.25%, 5/15/2048	500,000	503,531
Colorado Housing and Finance Authority, Single Family Mortgage Series 2023L, Class III, Rev., GNMA COLL, 5.75%, 11/1/2053	730,000	771,391
Denver Health and Hospital Authority Series 2025A, Rev., 6.00%, 12/1/2055	1,000,000	1,047,547
Denver Wastewater Management Division Department of Public Works Series 2016, Rev., 4.00%, 11/1/2046	1,000,000	933,674
Dominion Water and Sanitation District Series 2022, Rev., 5.25%, 12/1/2032	515,000	526,935
Raindance Metropolitan District No. 1, Non-Potable Water System Series 2020, Rev., 5.00%, 12/1/2040	746,000	733,948
Rocky Mountain Rail Park Metropolitan District, Limited Tax Series 2021A, GO, 5.00%, 12/1/2041 (b)	1,250,000	1,211,453
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado Series 2025A, GO, 5.00%, 4/1/2035 (b)	1,000,000	1,058,626
St Vrain Lakes Metropolitan District No. 4 Series 2024A, GO, 0.00%, 9/20/2054 (b)	500,000	374,381
Third Creek Metropolitan District No. 1, Limited Tax
Series 2022A-1, GO, 4.50%, 12/1/2037	825,000	735,557
Series 2022A-1, GO, 4.75%, 12/1/2051	760,000	586,655
Total Colorado		9,456,596
Connecticut — 0.9%
Aquarion Water Authority, Connecticut Subordinate Water System Capital Appreciation
Series 2026E, Rev., Zero Coupon, 8/1/2047	2,000,000	676,943
Series 2026E, Rev., Zero Coupon, 8/1/2050	1,300,000	371,297
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Connecticut — continued
Series 2026E, Rev., Zero Coupon, 8/1/2053	2,000,000	465,222
Aquarion Water Authority, Connecticut Water System Series 2026C, Rev., Zero Coupon, 8/1/2053	1,000,000	241,937
Stamford Housing Authority, Mozaic Concierge Living Project Series 2025A, Rev., 6.50%, 10/1/2055	1,000,000	1,027,080
Total Connecticut		2,782,479
District of Columbia — 0.4%
District of Columbia, Georgetown University Issue Series 2025A, Rev., 5.00%, 4/3/2035 (c)	1,000,000	1,074,625
Florida — 3.6%
Alachua County Health Facilities Authority, Continuing Care Retirement, Oak Hammock at the University of Florida, Inc. Series 2025B-1, Rev., 4.00%, 10/1/2030	735,000	735,055
Capital Projects Finance Authority, Student Housing, Program Unionwest Properties LLC Project Series 2024A-1, Rev., 5.00%, 6/1/2058 (b)	700,000	549,426
County of Miami-Dade Seaport Department Series 2026A, Rev., AMT, 5.00%, 10/1/2056 (d)	350,000	342,229
Florida Development Finance Corp., Brightline Florida Passenger Rail Project
Series 2024, Rev., AMT, 5.25%, 7/1/2047	500,000	367,500
Series 2024, Rev., AMT, 5.50%, 7/1/2053	500,000	367,500
Florida Development Finance Corp., GFL Solid Waste Southeast LLC Project Series 2024A, Rev., AMT, 4.38%, 10/1/2031 (b) (c)	1,000,000	998,365
Florida Local Government Finance Commission, Bridgeprep Academy Project Series 2025A, Rev., 6.25%, 6/15/2055 (b)	1,000,000	1,011,726
Florida Local Government Finance Commission, Fleet Landing at Nocatee Project Series 2025A, Rev., 6.75%, 11/15/2055 (b)	1,000,000	1,045,026
Florida Local Government Finance Commission, The Sanctuary at Village on The Isle Project Series 2025A, BAN, Zero Coupon, 12/22/2030 (b)	500,000	536,869
Lee County Industrial Development Authority, Cypress Cove at Healthpark Florida, Inc. Project Series 2026, Rev., 6.00%, 10/1/2061 (b)	750,000	753,210
Martin County Health Facilities Authority, Cleveland Clinic Health System Obligated Group Series 2019A, Rev., 4.00%, 1/1/2046	1,500,000	1,347,532
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Palm Beach County Health Facilities Authority, Jupiter Medical Center Series 2025, Rev., 5.25%, 11/1/2055	1,000,000	972,361
Palm Beach County Health Facilities Authority, Lifespace Communities, Inc. Series 2019B, Rev., 5.00%, 5/15/2053	1,000,000	917,411
Seminole County Industrial Development Authority, Legacy Pointe at UCF Project Series 2019A, Rev., 5.75%, 11/15/2054	500,000	467,653
Total Florida		10,411,863
Georgia — 4.5%
Brookhaven Development Authority, Children's Healthcare of Atlanta Series 2019A, Rev., 4.00%, 7/1/2049	1,000,000	894,095
Cobb-Marietta Coliseum and Exhibit Hall Authority, Galleria Center Project Series 2025, Rev., 5.50%, 10/1/2053	1,000,000	1,053,227
Columbia County Hospital Authority, Wellstart Health System Inc., Project Series 2023A, Rev., A.G., 5.00%, 4/1/2048	1,000,000	1,019,729
George L Smith II Congress Center Authority, Convention Center Hotel First Series 2021A, Rev., 4.00%, 1/1/2054	1,000,000	813,541
George L Smith II Congress Center Authority, Convention Center Hotel Second Series 2021B, Rev., 5.00%, 1/1/2054 (b)	1,500,000	1,404,799
Main Street Natural Gas, Inc., Gas Supply
Series 2023A, Rev., 5.00%, 6/1/2030 (c)	1,925,000	1,995,916
Series 2024D, Rev., 5.00%, 4/1/2031 (c)	2,000,000	2,100,786
Series 2024E, Rev., 5.00%, 12/1/2032 (c)	1,000,000	1,043,379
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project
Series 2019B, Rev., 5.00%, 1/1/2048	1,000,000	988,250
Series 2019A, Rev., 5.00%, 1/1/2049	1,000,000	989,494
Series 2019A, Rev., 5.00%, 1/1/2063	1,000,000	982,867
Total Georgia		13,286,083
Illinois — 3.8%
Chicago Transit Authority Sales Tax Receipts Fund Series 2024A, Rev., 5.00%, 12/1/2049	1,000,000	1,008,397
City of Chicago Series 2025A, GO, 6.00%, 1/1/2050	1,000,000	1,029,668
City of Chicago, Waterworks, Second Lien Series 2001, Rev., AMBAC, 5.75%, 11/1/2030	845,000	886,630
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — continued
Illinois Finance Authority, Centerpointjoliet Terminal Series 2020, Rev., AMT, 4.13%, 12/31/2034 (b) (c)	1,000,000	977,367
Illinois Finance Authority, Navy Pier, Inc. Series 2024B, Rev., 5.00%, 10/1/2049 (b)	1,000,000	912,347
Illinois Housing Development Authority Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	980,000	1,083,339
Sales Tax Securitization Corp., Senior Lien Series 2025A, Rev., 5.00%, 1/1/2040	1,635,000	1,714,100
State of Illinois
Series 2019C, GO, 4.00%, 11/1/2042	1,500,000	1,343,799
Series 2025F, GO, 5.25%, 9/1/2048	2,240,000	2,276,637
Total Illinois		11,232,284
Indiana — 1.0%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (b)	1,000,000	849,187
Indiana Finance Authority, BHI Senior Living Series 2018A, Rev., 5.00%, 11/15/2048	1,000,000	971,322
Indiana Housing and Community Development Authority, Vita of Marion Project Series 2021A, Rev., 5.25%, 4/1/2041 (b)	1,250,000	1,080,047
Total Indiana		2,900,556
Iowa — 0.8%
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021B-2, Class 2, Rev., Zero Coupon, 6/1/2065	5,855,000	828,620
PEFA, Inc., Gas Project Series 2026A, Rev., 5.00%, 4/1/2035	1,500,000	1,568,429
Total Iowa		2,397,049
Kentucky — 0.8%
County of Carroll, Kentucky Environmental Facilities Series 2008A, Rev., AMT, 2.00%, 2/1/2032	1,475,000	1,296,102
Kentucky Municipal Power Agency, Prairie State Project Series 2026B, Rev., A.G., 5.00%, 9/1/2037	1,000,000	1,086,642
Total Kentucky		2,382,744
Louisiana — 2.2%
Louisiana Public Facilities Authority, 10 Calcasieu River Bridge Public Private Partnership Project
Series 2024, Rev., AMT, 5.50%, 9/1/2059	2,000,000	2,016,251
Series 2024, Rev., AMT, 5.75%, 9/1/2064	3,075,000	3,151,451
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	3

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Louisiana — continued
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2051 (b)	700,000	563,321
Series 2021A, Rev., 5.00%, 6/1/2056 (b)	740,000	574,733
Total Louisiana		6,305,756
Massachusetts — 0.7%
Commonwealth of Massachusetts, Consolidated Loan of 2026 Series 2026D, GO, 5.25%, 6/1/2056	1,000,000	1,040,591
Massachusetts Development Finance Agency, Lasell Village, Inc. Issue Series 2025, Rev., 5.00%, 7/1/2029	1,000,000	1,045,769
Total Massachusetts		2,086,360
Michigan — 2.0%
City of Detroit, Unlimited Tax Series 2020, GO, 5.50%, 4/1/2050	2,460,000	2,492,309
Michigan Finance Authority, Tobacco Settlement Asset Backed Series 2020A, Class 1, Rev., 4.00%, 6/1/2049	1,000,000	844,250
Michigan State Hospital Finance Authority, Henry Ford Health Series 2026A-2, Rev., 5.50%, 11/15/2056	1,500,000	1,567,119
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project Series 2021, Rev., AMT, 4.00%, 10/1/2026 (c)	1,000,000	999,974
Total Michigan		5,903,652
Minnesota — 0.4%
City of Rochester, Health Care Facilities, Mayo Clinic Series 2026A, Rev., 5.00%, 11/15/2046	1,000,000	1,039,810
Mississippi — 0.5%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project Series 2010L, Rev., VRDO, 3.00%, 9/1/2026 (c)	1,380,000	1,380,000
Missouri — 0.6%
Kansas City Industrial Development Authority, Historic Northeast Redevelopment Plan Series 2024A-1, Rev., 5.00%, 6/1/2046 (b)	875,000	866,352
Missouri State Environmental Improvement and Energy Resources Authority, Union Improvement Co. Project Series 1998C, Rev., 2.75%, 9/1/2033	1,000,000	903,387
Total Missouri		1,769,739
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Nebraska — 0.7%
Central Plains Energy Project, Gas Project No. 4 Series 2023A-1, Rev., 5.00%, 11/1/2029 (c)	1,000,000	1,036,728
Omaha Public Power District Series 2026A, Rev., 5.00%, 2/1/2051	1,000,000	1,022,890
Total Nebraska		2,059,618
New Hampshire — 1.4%
New Hampshire Business Finance Authority
Series 2026-1, Rev., 4.50%, 3/1/2036 (c)	998,523	963,277
Series 2025-1, Rev., 4.08%, 1/20/2041 (c)	986,461	942,073
Series 2026-1, Rev., 5.10%, 12/20/2042	998,726	1,018,252
New Hampshire Business Finance Authority, Tamarron Project Series 2024, Rev., 5.25%, 12/1/2035 (b)	100,000	98,722
New Hampshire Business Finance Authority, Winston Salem Sustainable Energy Partners Series 2025A, Rev., 5.50%, 6/1/2050	1,000,000	1,039,222
Total New Hampshire		4,061,546
New Jersey — 2.8%
New Jersey Economic Development Authority, Black Horse EHT Urban Renewal LLC Project Series 2019, Rev., 5.00%, 10/1/2039 (b)	2,000,000	1,530,748
New Jersey Economic Development Authority, White Horse HMT Urban Renewal LLC Project Series 2020, Rev., 5.00%, 1/1/2040 (b)	2,921,853	2,187,316
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2036	2,000,000	2,038,214
Series 2018B, Rev., 5.00%, 6/1/2046	2,445,000	2,361,174
Total New Jersey		8,117,452
New Mexico — 0.4%
City of Farmington, San Juan Project Series 2010E, Rev., 3.88%, 6/1/2029 (c)	1,020,000	1,037,033
New York — 13.2%
Buffalo and Fort Erie Public Bridge Authority, Toll Bridge System Series 2017, Rev., 5.00%, 1/1/2047	1,000,000	1,001,735
Build NYC Resource Corp., ERE425 LLC ZETA Charter Schools, Inc., Project Series 2025A, Rev., 5.13%, 10/15/2045 (b)	1,150,000	1,129,791
Build NYC Resource Corp., Urban Resource Institute Project Series 2025A, Rev., 5.50%, 12/1/2056	750,000	769,912
City of New York, Fiscal Year 2023 Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 2.90%, 9/1/2026 (c)	3,800,000	3,800,000
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
City of New York, Fiscal Year 2027 Series 2027A, GO, 5.00%, 8/1/2052	1,000,000	1,003,844
Long Island Power Authority, Electric System Series 2024B, Rev., 3.00%, 9/1/2029 (c)	1,000,000	994,429
Metropolitan Transportation Authority Series 2017D, Rev., 4.00%, 11/15/2042	1,090,000	988,901
Metropolitan Transportation Authority Dedicated Tax Fund Series 2024A, Rev., 4.00%, 11/15/2051	1,000,000	857,221
Monroe County Industrial Development Corp., University of Rochester Project Series 2020A, Rev., 4.00%, 7/1/2050	3,460,000	3,027,054
New York City Housing Development Corp. Series 2023A, Rev., 4.80%, 2/1/2053	1,500,000	1,440,274
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project Series 2024, Class F, Rev., 5.25%, 12/15/2031	1,900,000	1,946,772
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2027 Series 2027B, Subseries B-1, Rev., 5.25%, 11/1/2048	1,000,000	1,037,508
New York Counties Tobacco Trust Series 2016A-2B, Rev., 5.00%, 6/1/2051	1,500,000	1,084,546
New York State Dormitory Authority, Mount Sinai Obligated Group Series 2025, Rev., 5.25%, 7/1/2050	2,000,000	1,975,697
New York State Energy Research and Development Authority, Rochester Gas and Electric Corp., Project Series 1997B, Rev., 3.80%, 8/1/2032	1,500,000	1,506,559
New York State Thruway Authority
Series R, Rev., 5.00%, 1/1/2052	1,000,000	1,016,747
Series R, Rev., 5.00%, 1/1/2056	1,000,000	1,013,258
New York State Thruway Authority, State Personal Income Tax Series 2026A, Rev., 5.00%, 9/15/2054	2,000,000	2,019,357
New York Transportation Development Corp. New York State Thruway Areas Project Series 2021, Rev., AMT, 4.00%, 4/30/2053	525,000	445,123
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Series 2018, Rev., AMT, 5.00%, 1/1/2034	375,000	380,797
Series 2023, Rev., AMT, 6.00%, 4/1/2035	1,000,000	1,097,233
New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One Project Series 2024, Rev., AMT, 5.50%, 6/30/2060	1,500,000	1,506,418
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
New York Transportation Development Corp., Laguardia Airport Terminal Redevelopment Project Series 2016A, Rev., AMT, 5.25%, 1/1/2050	2,000,000	1,986,506
Suffolk Regional Off-Track Betting Corp. Series 2024, Rev., 5.75%, 12/1/2044	1,000,000	1,016,395
Suffolk Tobacco Asset Securitization Corp.
Series 2021B1, Rev., 4.00%, 6/1/2050	935,000	778,279
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	1,000,000	81,736
TSASC, Inc.
Series A, Rev., 5.00%, 6/1/2041	1,000,000	1,004,216
Series B, Rev., 5.00%, 6/1/2048	2,100,000	1,949,876
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project
Series 2021A, Rev., 5.00%, 7/1/2046 (b)	1,135,000	1,066,306
Series 2021A, Rev., 4.50%, 7/1/2056 (b)	1,000,000	808,081
Total New York		38,734,571
North Carolina — 1.3%
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Village Series 2026A, Rev., 5.50%, 4/1/2056	1,000,000	967,812
North Carolina Medical Care Commission, Retirement Facilities First Mortgage, the Sharon at Southpark Series 2026A, Rev., 5.63%, 7/1/2061	1,000,000	994,290
North Carolina Medical Care Commission, The United Methodist Retirement Homes Project Series 2025A, Rev., 5.00%, 10/1/2050	1,000,000	991,362
North Carolina Medical Care Commission, Twin Lakes Community Series 2025A, Rev., 5.25%, 1/1/2055	1,000,000	1,000,525
Total North Carolina		3,953,989
North Dakota — 0.4%
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2024C, Rev., 5.00%, 7/1/2042	1,000,000	1,041,348
Ohio — 4.1%
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 4.00%, 6/1/2038	1,155,000	1,153,568
Series 2020B-2, Rev., 5.00%, 6/1/2055	5,000,000	3,817,299
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	10,000,000	669,269
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	5

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
County of Franklin, Health Care Facilities, Ohio Living Communities Series 2020B, Rev., 5.00%, 7/1/2045	1,000,000	977,950
County of Hamilton, Life Enriching Communities Project Series 2025, Rev., 5.50%, 1/1/2055	1,500,000	1,512,741
County of Montgomery, Ohio Health care Facilities Solvita Project Series 2024, Rev., 5.00%, 9/1/2033	1,000,000	1,072,079
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	1,515,000	1,537,175
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project Series 2026B, Rev., 4.35%, 6/30/2040	1,250,000	1,198,319
Total Ohio		11,938,400
Oklahoma — 1.2%
Oklahoma Development Finance Authority, Health System, OU Medicine Project
Series 2018B, Rev., 5.50%, 8/15/2052	775,000	777,957
Series 2018B, Rev., 5.50%, 8/15/2057	1,600,000	1,605,431
Oklahoma Housing Finance Agency, Home Ownership Loan Program Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 9/1/2056	990,000	1,091,806
Total Oklahoma		3,475,194
Oregon — 0.2%
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	1,000,000	685,681
Other — 0.5%
2026 Loan Holding-1 Series CR-2026, Rev., (SIFMA Municipal Swap Index Yield + 0.88%), 3.16%, 9/10/2026 (b) (f)	500,000	498,193
FHLMC Multifamily VRD Certificates Series ML-33, Rev., 4.64%, 10/25/2040 (c)	996,564	1,007,240
Total Other		1,505,433
Pennsylvania — 1.5%
Commonwealth of Pennsylvania Series 2024-1, GO, 4.00%, 8/15/2042	1,200,000	1,141,013
Geisinger Authority, Health System Series 2020A, Rev., 5.00%, 4/1/2050	1,000,000	996,362
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023A, Rev., 4.10%, 4/3/2028 (c)	1,250,000	1,269,987
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2024-145A, Rev., 6.00%, 10/1/2054	860,000	920,479
Total Pennsylvania		4,327,841
Puerto Rico — 2.7%
Children's Trust Fund, Tobacco Settlement Asset-Backed Series 2005A, Rev., Zero Coupon, 5/15/2050	2,200,000	441,586
Commonwealth of Puerto Rico Series 2022A-1, GO, 5.63%, 7/1/2027	498,668	506,816
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2046	8,230,000	2,947,838
Series A-1, Rev., Zero Coupon, 7/1/2051	1,020,000	266,013
Series A-2, Rev., 4.78%, 7/1/2058	3,100,000	2,922,143
Series A-1, Rev., 5.00%, 7/1/2058	800,000	775,081
Total Puerto Rico		7,859,477
Rhode Island — 0.3%
Tobacco Settlement Financing Corp. Series B, Rev., 5.00%, 6/1/2050	1,000,000	984,254
South Carolina — 1.1%
South Carolina Jobs-Economic Development Authority, Foothill Affordable Housing Series 2025, Rev., 4.00%, 3/1/2035 (c)	500,000	490,960
South Carolina Jobs-Economic Development Authority, International Paper Co. Project Series 2023A, Rev., AMT, 3.95%, 4/1/2033	1,000,000	1,001,434
South Carolina Public Service Authority, Santee Cooper
Series 2022B, Rev., 4.00%, 12/1/2050	1,000,000	867,787
Series 2022A, Rev., 4.00%, 12/1/2052	1,000,000	853,231
Total South Carolina		3,213,412
South Dakota — 0.4%
South Dakota Health and Educational Facilities Authority, Monument Health Series 2026, Rev., 5.25%, 9/1/2051	1,000,000	1,026,295
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Tennessee — 1.0%
Shelby County Health Educational and Housing Facilities Board, Retirement Facility, The Farm at Bailey Station Series 2019A, Rev., 5.50%, 10/1/2039	3,000,000	2,106,340
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2059	1,000,000	681,924
Total Tennessee		2,788,264
Texas — 8.0%
Arlington Higher Education Finance Corp., Basis Texas Charter Schools, Inc. Series 2025, Rev., 5.63%, 6/15/2045 (b)	1,000,000	1,012,387
Central Texas Turnpike System, First Tier Series 2024B, Rev., 5.00%, 5/15/2030 (c)	1,000,000	1,057,312
City of Houston Airport System, Subordinate Lien Series 2023B, Rev., A.G., 4.25%, 7/1/2053	1,500,000	1,339,883
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Projects Series 2024B, Rev., AMT, 5.25%, 7/15/2034	1,000,000	1,053,780
City of San Antonio Airport System
Series 2026, Rev., AMT, 5.50%, 7/1/2051	2,000,000	2,079,638
Series 2026, Rev., AMT, 5.50%, 7/1/2056	1,000,000	1,041,256
City of Temple, Tax Reinvestment Zone No. 1 Series 2026, Rev., 5.00%, 8/1/2051	1,000,000	989,894
County of Fort Bend Toll Road, Senior Lien Series 2025, Rev., A.G., 5.25%, 3/1/2050	1,000,000	1,032,089
Lower Colorado River Authority, LCRA Transmission Services Corp. Project Series 2026A, Rev., 5.00%, 5/15/2056	1,250,000	1,254,868
Mission Economic Development Corp., Senior Lien Natgasoline Project Series 2026, Rev., AMT, 4.75%, 8/1/2036 (c)	750,000	754,305
Mission Economic Development Corp., Waste Management, Inc., Project Series 2026, Rev., AMT, 5.00%, 6/1/2030 (c)	1,000,000	1,027,230
New Hope Cultural Education Facilities Finance Corp., Brazos Presbyterian Homes, Inc., Project Series 2025, Rev., 5.38%, 1/1/2055	750,000	749,289
New Hope Cultural Education Facilities Finance Corp., Legacy Midtown Park Project Series 2018A, Rev., 5.50%, 7/1/2054	1,000,000	863,446
North Texas Tollway Authority, First Tier Series A, Rev., 4.00%, 1/1/2043	1,000,000	901,544
Plano Independent School District, Unlimited Tax Series 2025, GO, PSF-GTD, 4.00%, 2/15/2045	1,000,000	941,375
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Tarrant County Cultural Education Facilities Finance Corp., Christus Health Series 2022A, Rev., 4.00%, 7/1/2053	2,000,000	1,663,377
Tarrant County Cultural Education Facilities Finance Corp., Cook Children's Medical Center Series 2020, Rev., 4.00%, 12/1/2045	1,070,000	983,568
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Series 2025C, Rev., 5.00%, 11/15/2032 (c)	1,000,000	1,081,328
Texas Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Series 2026A, Rev., 5.25%, 3/1/2037	2,000,000	2,116,981
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply Series 2026, Rev., 5.00%, 4/1/2036	650,000	674,078
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC Project Series 2019, Rev., AMT, 5.00%, 6/30/2058	1,000,000	970,130
Total Texas		23,587,758
Utah — 0.6%
Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area Series 2020B, 6.25%, 8/1/2030 (b)	800,000	781,487
Mida Mountain Village Public Infrastructure District, Utah Subordinate Tax Allocation Series 2024-2, Rev., 6.00%, 6/15/2054 (b)	1,000,000	1,017,321
Total Utah		1,798,808
Washington — 2.0%
State of Washington, Various Purpose Series 2026E, GO, 5.00%, 8/1/2048	1,500,000	1,544,393
Vancouver Housing Authority, Jean Pointe Project Series 2025, Rev., 4.25%, 2/1/2038	2,000,000	1,970,191
Washington State Housing Finance Commission, Blakeley and Laurel Villages Portfolio Series 2025A, Rev., 5.50%, 7/1/2050 (b)	1,000,000	990,846
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series 2020A, Rev., 5.00%, 1/1/2041 (b)	1,000,000	962,630
Washington State Housing Finance Commission, Seattle Academy of Arts and Science Project Series 2023, Rev., 6.38%, 7/1/2063 (b)	500,000	524,225
Total Washington		5,992,285
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	7

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
West Virginia — 0.3%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Commercial Metal Co. Project Series 2025, Rev., AMT, 4.63%, 5/15/2032 (c)	1,000,000	1,014,585
Wisconsin — 5.9%
Public Finance Authority, Astro Texas Land Projects Series 2025, Rev., 5.00%, 12/15/2036 (b)	437,755	428,250
Public Finance Authority, Celanese Corp. Series 2016C, Rev., AMT, 4.30%, 11/1/2030	650,000	648,034
Public Finance Authority, Georgia SR 400 Express Lanes Project
Series 2025, Rev., AMT, 5.75%, 6/30/2060	1,000,000	1,026,806
Series 2025, Rev., AMT, 5.75%, 12/31/2065	2,000,000	2,052,196
Public Finance Authority, Maniilaq Association Employee Housing Project Series 2026, Rev., 5.25%, 12/1/2048	2,000,000	1,960,981
Public Finance Authority, Million Air Two LLC General Aviation Facilities Project Series 2026A, Rev., AMT, 5.38%, 6/1/2046 (b)	1,000,000	986,428
Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Series 2020A, Rev., 4.00%, 11/15/2042 (b)	3,877,144	2,885,322
Public Finance Authority, Ripple Ranch, LLC Obligate Series 2021A, Rev., 5.25%, 12/1/2051 ‡ (b) (g)	800,000	160,000
Public Finance Authority, Senior Lien, Rico Toll Roads Monetization Project Series 2024, Rev., AMT, 5.75%, 7/1/2049	2,000,000	2,057,128
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group
Series 2016A, Rev., 5.00%, 11/15/2035	1,000,000	1,004,445
Series 2016A, Rev., 4.00%, 11/15/2046	990,000	877,374
Wisconsin Health and Educational Facilities Authority, Benevolent Corp. Cedar Community Series 2026, Rev., 5.50%, 6/1/2061	1,000,000	975,380
Wisconsin Health and Educational Facilities Authority, Museum of Nature and Culture, Inc., Project Series 2026, Rev., 6.50%, 11/1/2036 (b)	1,350,000	1,375,474
Wisconsin Housing and Economic Development Authority, Home Ownership Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	915,000	977,368
Total Wisconsin		17,415,186
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Wyoming — 0.3%
County of Campbell, Solid Waste Facilities, Basin Electric Power Co-operative, Dry Fork Station Facilities Series 2019A, Rev., 3.63%, 7/15/2039	1,000,000	880,791
Total Municipal Bonds (Cost $269,953,770)		264,878,729
	SHARES
Short-Term Investments — 9.0%
Investment Companies — 8.0%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.41% (h) (i) (Cost $23,534,015)	23,530,833	23,535,539
	PRINCIPAL AMOUNT($)
U.S. Treasury Obligations — 1.0%
U.S. Treasury Bills, 3.61%, 9/10/2026 (j) (Cost $2,897,390)	2,900,000	2,897,366
Total Short-Term Investments (Cost $26,431,405)		26,432,905
Total Investments — 99.3% (Cost $296,385,175)		291,311,634
Other Assets in Excess of Liabilities — 0.7%		1,978,193
NET ASSETS — 100.0%		293,289,827

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
PSF-GTD	Permanent School Fund Guaranteed
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
VRDO	Variable Rate Demand Obligation

‡	Value determined using significant unobservable inputs.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	August 31, 2026

(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2026.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2026.
(g)	Defaulted security.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of August 31, 2026.
(j)	The rate shown is the effective yield as of August 31, 2026.
Futures contracts outstanding as of August 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	105	12/21/2026	USD	11,313,750	(63,334)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	9

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 47.9%
U.S. Treasury Inflation Linked Bonds 2.38%, 2/15/2056	4,224,804	3,709,859
U.S. Treasury Inflation Linked Notes
1.25%, 4/15/2028	23,670,034	23,264,406
2.38%, 10/15/2028	126,983,970	127,935,137
1.63%, 10/15/2029	34,450,772	34,052,864
1.25%, 4/15/2031	58,434,406	56,119,810
1.88%, 7/15/2035	44,543,445	42,858,472
1.88%, 1/15/2036	66,684,531	63,646,662
2.38%, 7/15/2036	17,669,116	17,589,761
U.S. Treasury Notes
3.50%, 3/15/2029	9,801,000	9,595,792
4.13%, 7/15/2029	24,860,000	24,671,608
3.50%, 2/28/2031	28,497,000	27,370,478
Total U.S. Treasury Obligations (Cost $439,996,324)		430,814,849
Corporate Bonds — 27.7%
Aerospace & Defense — 0.6%
BAE Systems plc (United Kingdom) 3.40%, 4/15/2030 (a)	400,000	379,502
Boeing Co. (The)
6.39%, 5/1/2031	534,000	560,123
5.71%, 5/1/2040	88,000	86,557
Honeywell Aerospace, Inc. 4.95%, 3/16/2036	800,000	768,518
L3Harris Technologies, Inc. 3.85%, 12/15/2026	665,000	664,118
Leidos, Inc. 2.30%, 2/15/2031	817,000	721,181
RTX Corp. 5.75%, 1/15/2029	1,930,000	1,974,593
		5,154,592
Automobiles — 0.3%
Hyundai Capital America
3.00%, 2/10/2027 (a)	903,000	896,900
2.38%, 10/15/2027 (a)	919,000	895,697
1.80%, 1/10/2028 (a)	410,000	393,792
Stellantis Finance US, Inc. 2.69%, 9/15/2031 (a)	678,000	570,472
		2,756,861
Banks — 8.9%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (b)	1,100,000	1,041,911
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (b)	264,000	272,192
(SOFRINDX + 1.91%), 5.87%, 3/28/2035 (a) (b)	1,400,000	1,426,412
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	200,000	199,802
2.75%, 12/3/2030	3,400,000	3,064,251
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.84%), 3.82%, 1/20/2028 (b)	937,000	934,633
(SOFR + 1.53%), 1.90%, 7/23/2031 (b)	5,737,000	5,088,337
(SOFR + 1.65%), 5.47%, 1/23/2035 (b)	3,454,000	3,460,969
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (b)	1,725,000	1,721,067
Bank of Montreal (Canada) 2.65%, 3/8/2027	40,000	39,684
Bank of Nova Scotia (The) (Canada) (SOFR + 0.97%), 4.90%, 6/5/2032 (b)	900,000	886,045
Banque Federative du Credit Mutuel SA (France) 5.54%, 1/22/2030 (a)	850,000	858,518
Barclays plc (United Kingdom)
(SOFR + 1.74%), 5.69%, 3/12/2030 (b)	600,000	609,042
(SOFR + 1.23%), 5.37%, 2/25/2031 (b)	1,360,000	1,365,182
(SOFR + 2.98%), 6.22%, 5/9/2034 (b)	700,000	722,907
BNP Paribas SA (France)
(SOFR + 1.23%), 2.59%, 1/20/2028 (a) (b)	300,000	297,549
(SOFR + 1.28%), 5.28%, 11/19/2030 (a) (b)	1,350,000	1,353,045
(SOFR + 1.62%), 5.79%, 1/13/2033 (a) (b)	450,000	456,537
(SOFR + 1.29%), 4.92%, 1/15/2034 (a) (b)	1,000,000	963,381
BPCE SA (France)
(SOFR + 1.09%), 2.05%, 10/19/2027 (a) (b)	2,214,000	2,206,397
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (b)	3,304,000	2,894,327
CaixaBank SA (Spain) (SOFR + 1.79%), 5.58%, 7/3/2036 (a) (b)	2,265,000	2,232,452
Citibank NA 5.80%, 9/29/2028	1,500,000	1,534,614
Citigroup, Inc.
4.45%, 9/29/2027	272,000	271,468
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (b)	90,000	89,805
(SOFR + 1.17%), 2.56%, 5/1/2032 (b)	2,820,000	2,506,251
(SOFR + 1.35%), 3.06%, 1/25/2033 (b)	1,750,000	1,564,826
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (a) (b)	750,000	744,378
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (a) (b)	250,000	253,082
Credit Agricole SA (France)
(SOFR + 1.69%), 5.34%, 1/10/2030 (a) (b)	377,000	379,332
(SOFR + 1.17%), 4.66%, 1/12/2032 (a) (b)	673,000	653,242
(SOFR + 1.36%), 4.82%, 9/25/2033 (a) (b)	380,000	365,060
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (b)	407,000	413,424
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (a) (b)	320,000	318,250
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (a) (b)	1,000,000	983,492
Fifth Third Bancorp
3.95%, 3/14/2028	1,050,000	1,037,606
(SOFR + 1.84%), 5.63%, 1/29/2032 (b)	536,000	542,434
HSBC Holdings plc (United Kingdom)
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (b)	1,040,000	1,011,238
(SOFR + 2.39%), 2.85%, 6/4/2031 (b)	1,981,000	1,823,198
(SOFR + 1.19%), 4.62%, 11/6/2031 (b)	695,000	678,774
(SOFR + 1.16%), 5.24%, 8/14/2032 (b)	310,000	308,011
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (b)	1,460,000	1,463,606
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.45%, 9/23/2031 (a) (b)	380,000	369,468
Lloyds Banking Group plc (United Kingdom)
3.75%, 1/11/2027	469,000	468,144
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.60%), 4.24%, 2/10/2030 (b)	1,785,000	1,753,665
M&T Bank Corp. (SOFR + 1.40%), 5.18%, 7/8/2031 (b)	620,000	619,145
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (b)	600,000	594,919
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 5.16%, 4/24/2031 (b)	600,000	600,253
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.02%), 5.33%, 4/21/2037 (b)	600,000	583,783
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.12%), 5.38%, 5/26/2030 (b)	2,150,000	2,173,296
National Bank of Canada (Canada) 5.60%, 12/18/2028	600,000	611,254
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (b)	1,920,000	1,945,710
PNC Financial Services Group, Inc. (The)
(SOFR + 1.34%), 5.30%, 1/21/2028 (b)	340,000	341,344
(SOFR + 1.07%), 5.22%, 1/29/2031 (b)	450,000	452,499
(SOFR + 1.42%), 5.37%, 7/21/2036 (b)	860,000	847,614
Royal Bank of Canada (Canada) (SOFR + 0.98%), 4.31%, 11/3/2031 (b)	600,000	581,424
Santander UK Group Holdings plc (United Kingdom) (SOFR + 2.60%), 6.53%, 1/10/2029 (b)	750,000	765,481
Skandinaviska Enskilda Banken AB (Sweden) 4.50%, 9/3/2030 (a)	400,000	391,438
Societe Generale SA (France)
3.00%, 1/22/2030 (a)	700,000	651,611
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (a) (b)	3,000,000	3,061,275
(SOFR + 1.60%), 5.40%, 4/10/2037 (a) (b)	400,000	380,046
Standard Chartered plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 5.40%, 8/12/2036 (a) (b)	1,200,000	1,164,909
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.90%, 9/17/2028	1,710,000	1,614,499
5.77%, 1/13/2033	1,400,000	1,429,900
Toronto-Dominion Bank (The) (Canada) 4.87%, 4/22/2033	650,000	633,196
Truist Financial Corp.
(SOFR + 2.45%), 7.16%, 10/30/2029 (b)	275,000	287,405
(SOFR + 1.62%), 5.44%, 1/24/2030 (b)	640,000	646,541
(SOFR + 2.36%), 5.87%, 6/8/2034 (b)	900,000	915,789
UniCredit SpA (Italy) (USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (a) (b)	600,000	601,989
US Bancorp
(SOFR + 1.56%), 5.38%, 1/23/2030 (b)	125,000	126,424
(SOFR + 1.86%), 5.68%, 1/23/2035 (b)	627,000	633,589
Wells Fargo & Co.
(SOFR + 2.10%), 2.39%, 6/2/2028 (b)	700,000	688,530
(SOFR + 1.50%), 5.20%, 1/23/2030 (b)	3,026,000	3,047,645
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	11

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(3-MONTH CME TERM SOFR + 1.43%), 2.88%, 10/30/2030 (b)	637,000	597,523
(SOFR + 1.99%), 5.56%, 7/25/2034 (b)	1,000,000	1,007,666
(SOFR + 1.10%), 4.96%, 1/23/2037 (b)	280,000	266,647
		79,891,352
Beverages — 0.1%
Constellation Brands, Inc. 2.88%, 5/1/2030	500,000	463,662
Maple Parent Holdings Corp. 5.70%, 3/26/2036 (a)	550,000	541,639
		1,005,301
Biotechnology — 0.3%
AbbVie, Inc.
3.20%, 11/21/2029	1,500,000	1,428,981
5.05%, 3/15/2034	245,000	242,363
Amgen, Inc.
5.25%, 3/2/2030	230,000	232,074
4.85%, 2/19/2036	285,000	271,851
Vylor, Inc. 5.63%, 8/15/2036 (a)	105,000	104,983
		2,280,252
Broadline Retail — 0.2%
Amazon.com, Inc.
4.88%, 3/13/2036	745,000	708,171
5.30%, 7/9/2036	900,000	880,806
		1,588,977
Capital Markets — 2.6%
Deutsche Bank AG (Germany)
(SOFR + 1.32%), 2.55%, 1/7/2028 (b)	1,450,000	1,439,206
(SOFR + 3.04%), 3.55%, 9/18/2031 (b)	750,000	699,300
(SOFR + 1.72%), 3.04%, 5/28/2032 (b)	1,326,000	1,191,665
Goldman Sachs Group, Inc. (The)
3.50%, 11/16/2026	1,785,000	1,782,528
(SOFR + 1.09%), 1.99%, 1/27/2032 (b)	2,332,000	2,031,397
(SOFR + 1.28%), 2.62%, 4/22/2032 (b)	3,350,000	2,970,382
(SOFR + 1.19%), 5.07%, 1/21/2037 (b)	170,000	161,417
(SOFR + 1.45%), 5.66%, 7/21/2037 (b)	1,000,000	990,674
Macquarie Group Ltd. (Australia)
(3-MONTH CME TERM SOFR + 2.01%), 5.03%, 1/15/2030 (a) (b)	200,000	200,145
(SOFR + 1.44%), 2.69%, 6/23/2032 (a) (b)	300,000	266,859
Morgan Stanley
4.35%, 9/8/2026	963,000	963,012
(SOFR + 1.45%), 5.17%, 1/16/2030 (b)	4,000,000	4,019,083
(SOFR + 1.02%), 1.93%, 4/28/2032 (b)	1,810,000	1,559,337
(SOFR + 1.18%), 5.07%, 1/30/2037 (b)	1,300,000	1,239,331
(SOFRINDX + 1.43%), 5.61%, 7/17/2037 (b)	165,000	163,366
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Capital Markets — continued
Nasdaq, Inc. 5.55%, 2/15/2034	321,000	324,235
Nomura Holdings, Inc. (Japan)
2.33%, 1/22/2027	1,000,000	992,215
2.68%, 7/16/2030	500,000	454,275
UBS Group AG (Switzerland)
(SOFR + 1.06%), 4.40%, 9/23/2031 (a) (b)	800,000	777,148
(SOFR + 1.73%), 3.09%, 5/14/2032 (a) (b)	800,000	726,147
		22,951,722
Chemicals — 0.1%
Nutrien Ltd. (Canada) 5.35%, 5/29/2036	900,000	879,605
RPM International, Inc. 2.95%, 1/15/2032	438,000	390,787
		1,270,392
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.35%, 1/15/2032	446,000	385,808
5.25%, 8/9/2034	188,000	184,208
		570,016
Construction Materials — 0.0% ^
Martin Marietta Materials, Inc.
Series CB, 2.50%, 3/15/2030	40,000	36,751
5.40%, 1/30/2034	185,000	184,960
		221,711
Consumer Finance — 1.3%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	1,554,000	1,549,423
3.00%, 10/29/2028	2,095,000	2,012,367
Aircastle Ltd.
5.25%, 3/15/2030 (a)	459,000	457,939
5.75%, 10/1/2031 (a)	525,000	531,219
American Express Co.
(SOFR + 0.93%), 5.04%, 7/26/2028 (b)	125,000	125,587
(SOFRINDX + 1.02%), 5.09%, 1/30/2031 (b)	155,000	155,437
(SOFR + 0.87%), 4.46%, 2/10/2032 (b)	1,280,000	1,245,585
(SOFR + 1.22%), 4.92%, 7/20/2033 (b)	125,000	122,825
Avolon Holdings Funding Ltd. (Ireland)
2.53%, 11/18/2027 (a)	678,000	658,962
4.85%, 4/1/2033 (a)	869,000	829,513
Capital One Financial Corp.
(SOFR + 1.56%), 5.46%, 7/26/2030 (b)	970,000	979,911
(SOFR + 1.27%), 2.62%, 11/2/2032 (b)	1,609,000	1,411,927
General Motors Financial Co., Inc.
4.90%, 10/6/2029	500,000	498,295
2.35%, 1/8/2031	1,010,000	895,975
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
Mitsubishi HC Finance America LLC (Japan) 5.81%, 9/12/2028 (a)	200,000	203,169
Synchrony Financial (SOFRINDX + 2.13%), 5.94%, 8/2/2030 (b)	300,000	304,291
		11,982,425
Consumer Staples Distribution & Retail — 0.1%
Kroger Co. (The) 5.00%, 9/15/2034	485,000	468,655
Containers & Packaging — 0.2%
Amcor Flexibles North America, Inc. 5.13%, 3/12/2036	690,000	664,572
Smurfit Westrock Financing DAC (Ireland) 5.42%, 1/15/2035	237,000	234,830
Sonoco Products Co. 5.00%, 9/1/2034	868,000	835,337
WRKCo, Inc. 4.90%, 3/15/2029	150,000	149,992
		1,884,731
Diversified REITs — 0.2%
Safehold GL Holdings LLC 2.80%, 6/15/2031	271,000	241,744
Simon Property Group LP 2.45%, 9/13/2029	200,000	186,850
WP Carey, Inc.
2.40%, 2/1/2031	910,000	809,192
2.25%, 4/1/2033	893,000	734,868
		1,972,654
Diversified Telecommunication Services — 0.9%
AT&T, Inc.
1.65%, 2/1/2028	1,261,000	1,209,273
5.25%, 10/30/2036	250,000	238,953
Beacon Point DC LLC 6.13%, 11/30/2042 (a)	1,200,000	1,138,928
Comcast Corp. 5.17%, 1/15/2037 (a)	1,574,000	1,464,324
NBN Co. Ltd. (Australia) 2.63%, 5/5/2031 (a)	700,000	631,959
RD Michigan Property Owner I LLC 7.50%, 3/30/2045 (a)	624,000	594,907
Sopaipilla Investor LLC 7.53%, 11/30/2048 (a) (c)	800,000	819,522
Space Exploration Technologies Corp.
5.35%, 7/15/2031 (a)	465,000	454,514
5.65%, 7/15/2033 (a)	685,000	660,845
5.88%, 7/15/2036 (a)	251,000	236,560
Verizon Communications, Inc. 4.78%, 2/15/2035	770,000	727,039
		8,176,824
Electric Utilities — 2.9%
Alabama Power Co. 5.85%, 11/15/2033	500,000	516,041
American Electric Power Co., Inc. 5.63%, 3/1/2033	100,000	101,827
Atlantic City Electric Co. 4.00%, 10/15/2028	20,000	19,718
Baltimore Gas and Electric Co. 5.30%, 6/1/2034	650,000	645,271
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
CenterPoint Energy Houston Electric LLC Series AA, 3.00%, 2/1/2027	310,000	308,386
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028 (a)	586,000	573,430
4.55%, 11/15/2030 (a)	390,000	379,560
Duke Energy Carolinas LLC 6.45%, 10/15/2032	790,000	838,337
Duke Energy Corp. 5.45%, 6/15/2034	550,000	549,957
Duke Energy Indiana LLC 5.25%, 3/1/2034	550,000	546,594
Duke Energy Ohio, Inc. 5.25%, 4/1/2033	73,000	72,853
Duquesne Light Holdings, Inc.
2.53%, 10/1/2030 (a)	421,000	377,050
2.78%, 1/7/2032 (a)	634,000	554,850
Edison International 5.25%, 11/15/2028	1,430,000	1,421,905
ENEL Finance International NV (Italy) 5.00%, 9/30/2035 (a)	860,000	817,256
Entergy Arkansas LLC 4.95%, 1/15/2036	1,370,000	1,312,944
Entergy Louisiana LLC 1.60%, 12/15/2030	100,000	87,104
Evergy Metro, Inc. 5.40%, 4/1/2034	289,000	288,839
Evergy, Inc. 2.90%, 9/15/2029	379,000	357,228
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	864,000	858,729
FirstEnergy Pennsylvania Electric Co. 3.25%, 3/15/2028 (a)	656,000	641,522
Florida Power & Light Co. 5.30%, 6/15/2034	1,140,000	1,141,289
Fortis, Inc. (Canada) 3.06%, 10/4/2026	1,021,000	1,019,642
Georgia Power Co. 4.85%, 3/15/2031	630,000	625,438
Interstate Power and Light Co.
4.10%, 9/26/2028	30,000	29,596
4.95%, 9/30/2034	142,000	136,548
ITC Holdings Corp. 2.95%, 5/14/2030 (a)	451,000	417,772
NextEra Energy Capital Holdings, Inc.
2.25%, 6/1/2030	200,000	181,273
5.30%, 3/15/2032	600,000	601,623
Niagara Mohawk Power Corp.
1.96%, 6/27/2030 (a)	570,000	510,631
5.11%, 1/12/2036 (a)	600,000	573,697
NRG Energy, Inc. 2.45%, 12/2/2027 (a)	865,000	839,899
Pacific Gas and Electric Co.
4.55%, 7/1/2030	1,378,999	1,344,176
5.70%, 3/1/2035	571,000	563,048
5.20%, 5/1/2036	400,000	377,313
PG&E Wildfire Recovery Funding LLC Series A-2, 4.26%, 6/1/2036	848,000	796,484
Potomac Electric Power Co. 5.20%, 3/15/2034	172,000	170,346
PPL Capital Funding, Inc. 5.25%, 9/1/2034	500,000	491,324
Public Service Co. of Oklahoma 5.20%, 1/15/2035	123,000	119,695
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	13

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
SCE Recovery Funding LLC
4.45%, 3/15/2036	490,000	477,083
Series A-2, 1.94%, 5/15/2038	285,000	218,733
Southern California Edison Co. 5.45%, 3/1/2035	1,000,000	973,226
Southern Co. (The) 5.70%, 3/15/2034	207,000	209,891
Southwestern Electric Power Co. Series M, 4.10%, 9/15/2028	1,080,000	1,064,815
Tampa Electric Co. 4.90%, 3/1/2029	274,000	274,361
Virginia Electric and Power Co.
5.15%, 3/15/2035	570,000	555,322
5.65%, 8/15/2036	445,000	445,774
Vistra Operations Co. LLC 5.70%, 12/30/2034 (a)	640,000	631,155
		26,059,555
Energy Equipment & Services — 0.1%
Halliburton Co. 2.92%, 3/1/2030	400,000	373,597
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	539,000	532,251
		905,848
Entertainment — 0.1%
Take-Two Interactive Software, Inc. 5.60%, 6/12/2034	714,000	718,306
Financial Services — 0.5%
Corebridge Financial, Inc. 3.65%, 4/5/2027	300,000	298,473
Fiserv, Inc. 5.35%, 3/15/2031	910,000	906,696
Global Payments, Inc.
2.15%, 1/15/2027	901,000	893,002
3.20%, 8/15/2029	480,000	453,466
LSEG Finance plc (United Kingdom) 2.00%, 4/6/2028 (a)	890,000	852,858
Nationwide Building Society (United Kingdom)
4.85%, 7/27/2027 (a)	700,000	703,147
5.13%, 7/29/2029 (a)	445,000	447,775
		4,555,417
Food Products — 0.4%
Bimbo Bakeries USA, Inc. (Mexico) 6.05%, 1/15/2029 (a)	700,000	713,419
Bunge Ltd. Finance Corp.
4.20%, 9/17/2029	630,000	618,112
5.15%, 8/4/2035	350,000	339,708
General Mills, Inc. 4.95%, 3/29/2033	151,000	147,695
JBS NV 5.50%, 1/15/2036	760,000	739,975
Kraft Heinz Foods Co. 5.00%, 7/15/2035	680,000	649,786
Mars, Inc. 5.00%, 3/1/2032 (a)	717,000	712,131
		3,920,826
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Ground Transportation — 0.1%
Canadian Pacific Railway Co. (Canada) 2.05%, 3/5/2030	200,000	181,824
Uber Technologies, Inc. 4.80%, 9/15/2034	634,000	606,136
		787,960
Health Care Equipment & Supplies — 0.1%
Solventum Corp. 5.60%, 3/23/2034	350,000	351,432
Zimmer Biomet Holdings, Inc. 5.50%, 2/19/2035	579,000	576,975
		928,407
Health Care Providers & Services — 0.8%
Cencora, Inc. 5.15%, 2/15/2035	701,000	687,015
Cigna Group (The)
5.25%, 1/15/2036	1,094,000	1,068,818
3.20%, 3/15/2040	144,000	108,587
CommonSpirit Health
3.35%, 10/1/2029	455,000	432,933
2.78%, 10/1/2030	171,000	156,163
CVS Health Corp. 1.88%, 2/28/2031	831,000	722,505
HCA, Inc.
4.13%, 6/15/2029	964,000	945,443
3.50%, 9/1/2030	500,000	471,661
2.38%, 7/15/2031	900,000	791,314
4.60%, 11/15/2032	510,000	489,413
Humana, Inc. 3.95%, 3/15/2027	492,000	490,430
Quest Diagnostics, Inc.
2.95%, 6/30/2030	93,000	86,467
2.80%, 6/30/2031	327,000	295,699
		6,746,448
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. 3.38%, 8/15/2031	943,000	859,050
DOC DR LLC 2.63%, 11/1/2031	469,000	413,774
Healthpeak OP LLC 2.13%, 12/1/2028	470,000	443,090
Ventas Realty LP 3.25%, 10/15/2026	529,000	528,371
		2,244,285
Hotels, Restaurants & Leisure — 0.1%
Expedia Group, Inc. 3.25%, 2/15/2030	1,345,000	1,268,847
Independent Power and Renewable Electricity Producers — 0.1%
Constellation Energy Generation LLC 4.40%, 1/15/2031	615,000	597,407
Insurance — 0.6%
Aon North America, Inc. 5.45%, 3/1/2034	860,000	854,346
Athene Global Funding 2.72%, 1/7/2029 (a)	1,124,000	1,059,523
CNO Global Funding
1.75%, 10/7/2026 (a)	681,000	679,330
2.65%, 1/6/2029 (a)	200,000	188,953
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
Corebridge Global Funding 4.90%, 8/21/2032 (a)	500,000	485,956
F&G Global Funding 2.30%, 4/11/2027 (a)	1,284,000	1,265,880
Five Corners Funding Trust II 2.85%, 5/15/2030 (a)	900,000	831,853
Principal Financial Group, Inc.
3.10%, 11/15/2026	20,000	19,955
3.70%, 5/15/2029	30,000	29,052
		5,414,848
Interactive Media & Services — 0.2%
Alphabet, Inc. 4.80%, 2/15/2036	1,110,000	1,056,928
Meta Platforms, Inc.
4.60%, 11/15/2032	170,000	163,239
5.25%, 5/15/2036	755,000	726,634
		1,946,801
IT Services — 0.0% ^
Beignet Investor LLC 6.58%, 5/30/2049 (a)	316,000	302,731
Leisure Products — 0.1%
Hasbro, Inc. 3.90%, 11/19/2029	592,000	572,378
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.
4.55%, 6/15/2033	365,000	351,945
4.90%, 2/12/2036	155,000	149,181
		501,126
Media — 0.1%
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	1,076,000	1,174,534
Metals & Mining — 0.2%
Anglo American Capital plc (South Africa) 5.25%, 3/19/2036 (a)	690,000	664,772
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (a)	460,000	415,916
2.85%, 4/27/2031 (a)	740,000	667,108
		1,747,796
Multi-Utilities — 0.6%
Ameren Corp. 5.00%, 1/15/2029	700,000	702,910
CMS Energy Corp. 2.95%, 2/15/2027	170,000	168,703
Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	10,000	9,864
Consumers Energy Co. 4.63%, 5/15/2033	340,000	329,127
DTE Energy Co. 5.20%, 4/1/2030	750,000	753,594
NiSource, Inc. 5.25%, 3/30/2028	566,000	570,626
PG&E Energy Recovery Funding LLC Series A-2, 2.28%, 1/15/2036	225,000	183,728
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	960,000	840,898
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Multi-Utilities — continued
Puget Energy, Inc. 2.38%, 6/15/2028	1,004,000	961,061
Sempra 3.70%, 4/1/2029	860,000	833,998
		5,354,509
Office REITs — 0.2%
COPT Defense Properties LP 2.00%, 1/15/2029	517,000	483,231
Kilroy Realty LP 2.65%, 11/15/2033	1,092,000	873,490
		1,356,721
Oil, Gas & Consumable Fuels — 1.4%
Cameron LNG LLC 2.90%, 7/15/2031 (a)	146,000	131,998
Cheniere Energy Partners LP 5.55%, 10/30/2035	65,000	64,733
Cheniere Energy, Inc. 5.65%, 4/15/2034	540,000	544,750
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (a)	830,000	820,392
5.68%, 1/15/2034 (a)	584,000	586,880
Columbia Pipelines Operating Co. LLC 5.44%, 2/15/2035 (a)	800,000	792,032
Devon Energy Corp. 3.90%, 5/15/2027 (a)	724,000	721,354
Enbridge, Inc. (Canada) 5.70%, 3/8/2033	859,000	874,777
Energy Transfer LP
5.25%, 7/1/2029	362,000	365,528
5.70%, 4/1/2035	1,180,000	1,185,286
Eni SpA (Italy) 4.25%, 5/9/2029 (a)	850,000	837,525
Enterprise Products Operating LLC
3.95%, 2/15/2027	442,000	441,048
5.20%, 1/15/2036	135,000	132,549
Flex Intermediate Holdco LLC 3.36%, 6/30/2031 (a)	1,640,000	1,499,386
MPLX LP
4.13%, 3/1/2027	458,000	457,767
2.65%, 8/15/2030	360,000	328,867
ONEOK, Inc. 4.95%, 10/15/2032	960,000	938,638
Pioneer Natural Resources Co. 1.90%, 8/15/2030	500,000	446,473
Plains All American Pipeline LP 3.55%, 12/15/2029	750,000	718,516
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	550,000	540,721
Suncor Energy, Inc. (Canada) 5.95%, 12/1/2034	216,000	221,500
Targa Resources Partners LP 4.00%, 1/15/2032	253,000	237,991
		12,888,711
Pharmaceuticals — 0.3%
Bristol-Myers Squibb Co. 5.20%, 2/22/2034	847,000	846,992
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	15

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pharmaceuticals — continued
Novartis Capital Corp. 4.90%, 3/18/2036	400,000	387,432
Takeda Pharmaceutical Co. Ltd. (Japan) 2.05%, 3/31/2030	1,100,000	993,310
		2,227,734
Real Estate Management & Development — 0.1%
Mitsui Fudosan Co. Ltd. (Japan) 3.65%, 7/20/2027 (a)	519,000	514,969
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (a)	325,000	323,979
		838,948
Residential REITs — 0.2%
Essex Portfolio LP 1.65%, 1/15/2031	939,000	810,558
Mid-America Apartments LP 1.70%, 2/15/2031	737,000	638,968
UDR, Inc.
3.50%, 1/15/2028	100,000	98,348
3.20%, 1/15/2030	260,000	245,377
2.10%, 8/1/2032	266,000	222,794
		2,016,045
Retail REITs — 0.3%
Brixmor Operating Partnership LP
2.25%, 4/1/2028	436,000	418,880
2.50%, 8/16/2031	440,000	387,537
NNN REIT, Inc.
3.60%, 12/15/2026	247,000	246,445
4.30%, 10/15/2028	930,000	921,406
Realty Income Corp. 4.13%, 10/15/2026	650,000	649,824
Regency Centers LP 3.70%, 6/15/2030	350,000	334,315
		2,958,407
Semiconductors & Semiconductor Equipment — 0.3%
Broadcom, Inc.
5.15%, 11/15/2031	608,000	602,963
3.14%, 11/15/2035	200,000	160,914
4.80%, 2/15/2036	90,000	82,590
Marvell Technology, Inc.
2.95%, 4/15/2031	1,202,000	1,088,356
5.45%, 7/15/2035	42,000	41,323
NXP BV (Netherlands) 2.50%, 5/11/2031	1,128,000	997,946
		2,974,092
Software — 0.4%
Oracle Corp.
4.50%, 5/6/2028	95,000	93,987
2.88%, 3/25/2031	902,000	789,706
4.80%, 9/26/2032	1,070,000	989,311
5.70%, 2/4/2036	360,000	332,872
6.50%, 4/15/2038	50,000	48,347
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Software — continued
Roper Technologies, Inc. 4.90%, 10/15/2034	600,000	569,659
Synopsys, Inc. 5.15%, 4/1/2035	745,000	723,437
Workday, Inc. 3.50%, 4/1/2027	300,000	298,246
		3,845,565
Specialized REITs — 0.5%
American Tower Corp. 1.45%, 9/15/2026	1,798,000	1,795,954
Equinix, Inc.
2.90%, 11/18/2026	605,000	602,953
5.50%, 8/15/2033	850,000	839,815
Extra Space Storage LP
2.20%, 10/15/2030	1,080,000	963,797
2.35%, 3/15/2032	467,000	400,818
SBA Communications Corp. 5.45%, 7/15/2033	310,000	305,871
		4,909,208
Specialty Retail — 0.2%
AutoZone, Inc. 1.65%, 1/15/2031	565,000	488,865
O'Reilly Automotive, Inc.
5.75%, 11/20/2026	195,000	195,336
3.60%, 9/1/2027	403,000	399,398
1.75%, 3/15/2031	280,000	242,148
		1,325,747
Technology Hardware, Storage & Peripherals — 0.0% ^
Dell International LLC 5.30%, 4/1/2032	382,000	382,489
Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	42,000	40,279
		422,768
Tobacco — 0.2%
Altria Group, Inc. 2.45%, 2/4/2032	892,000	776,006
BAT Capital Corp. (United Kingdom) 2.26%, 3/25/2028	1,086,000	1,045,919
		1,821,925
Trading Companies & Distributors — 0.0% ^
Aviation Capital Group LLC 5.13%, 4/10/2030 (a)	385,000	382,992
Water Utilities — 0.1%
American Water Capital Corp. 5.25%, 3/1/2035	800,000	791,495
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc.
4.95%, 3/15/2028	640,000	642,605
3.88%, 4/15/2030	1,304,000	1,253,262
		1,895,867
Total Corporate Bonds (Cost $253,356,910)		248,580,719
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — 8.2%
FHLMC Gold Pools, 20 Year
Pool # C91030, 5.50%, 5/1/2027	2,327	2,330
Pool # C91802, 3.50%, 1/1/2035	1,199,882	1,149,683
FHLMC Gold Pools, 30 Year
Pool # A15232, 5.00%, 10/1/2033	61,668	60,717
Pool # A57681, 6.00%, 12/1/2036	419	435
Pool # G06493, 4.50%, 5/1/2041	297,872	289,085
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	1,000,000	941,350
Pool # U90690, 3.50%, 6/1/2042	298,880	275,256
FHLMC UMBS, 30 Year
Pool # ZM6956, 4.50%, 6/1/2048	610,681	584,213
Pool # RA7937, 5.00%, 9/1/2052	2,832,150	2,765,586
Pool # SD8324, 5.50%, 5/1/2053	1,319,699	1,316,028
Pool # SD3518, 5.50%, 7/1/2053	1,477,360	1,467,892
Pool # SD3900, 5.50%, 8/1/2053	1,204,716	1,197,515
Pool # QI4131, 5.50%, 4/1/2054	1,764,800	1,747,944
Pool # SD5568, 5.50%, 5/1/2054	2,166,941	2,146,244
Pool # QJ5547, 5.50%, 9/1/2054	1,762,488	1,757,873
Pool # QJ7687, 5.50%, 11/1/2054	1,923,899	1,928,827
Pool # RJ2914, 5.50%, 11/1/2054	2,845,566	2,830,813
FNMA UMBS, 20 Year
Pool # MA1138, 3.50%, 8/1/2032	171,254	166,383
Pool # AP9584, 3.00%, 10/1/2032	752,343	721,306
FNMA UMBS, 30 Year
Pool # AL0045, 6.00%, 12/1/2032	71,857	73,041
Pool # 735503, 6.00%, 4/1/2035	21,706	22,165
Pool # 888460, 6.50%, 10/1/2036	136,143	143,324
Pool # 888890, 6.50%, 10/1/2037	3,373	3,554
Pool # 949320, 7.00%, 10/1/2037	16,947	17,741
Pool # 995149, 6.50%, 10/1/2038	8,204	8,457
Pool # 994410, 7.00%, 11/1/2038	71,750	75,113
Pool # AD9151, 5.00%, 8/1/2040	128,881	127,937
Pool # AE0681, 4.50%, 12/1/2040	297,424	288,284
Pool # BM3500, 4.00%, 9/1/2047	592,092	560,076
Pool # BM3499, 4.00%, 12/1/2047	738,615	685,315
Pool # BE8354, 4.00%, 3/1/2048	391,339	362,746
Pool # FM9776, 3.00%, 11/1/2051	1,770,578	1,530,901
Pool # FS7749, 3.00%, 2/1/2052	880,999	760,910
Pool # FS9551, 5.50%, 9/1/2053	1,192,015	1,188,263
Pool # DA4015, 6.00%, 10/1/2053	445,663	455,046
Pool # FS6668, 5.50%, 12/1/2053	1,001,020	997,632
Pool # CB8151, 5.50%, 3/1/2054	1,786,375	1,773,372
Pool # DB2385, 5.50%, 6/1/2054	2,638,462	2,614,051
Pool # DB3630, 5.50%, 6/1/2054	2,541,355	2,521,445
Pool # BU5025, 5.50%, 9/1/2054	1,712,007	1,696,766
Pool # FS9262, 5.50%, 10/1/2054	1,664,249	1,652,339
Pool # DB1954, 5.00%, 11/1/2054	2,364,117	2,281,952
FNMA, Other
Pool # AN6732, 2.83%, 5/1/2027	1,122,849	1,109,058
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # AN7338, 3.06%, 11/1/2027	897,058	882,136
Pool # AN7943, 3.10%, 1/1/2028	2,245,547	2,202,873
Pool # BS8224, 4.10%, 5/1/2028	3,775,000	3,740,180
Pool # AN9486, 3.57%, 6/1/2028	3,532,486	3,464,267
Pool # AN2069, 2.35%, 8/1/2028	1,299,376	1,246,943
Pool # BL0907, 3.88%, 12/1/2028	693,322	681,378
Pool # BM4162, 3.14%, 10/1/2029 (d)	84,387	81,387
Pool # BL4333, 2.52%, 11/1/2029	1,069,589	1,003,220
Pool # BS5117, 2.58%, 3/1/2032	2,393,690	2,140,906
Pool # BS8503, 4.62%, 5/1/2033	1,000,000	984,579
Pool # BS2933, 1.82%, 9/1/2033	3,400,000	2,787,389
Pool # MA1125, 4.00%, 7/1/2042	377,279	356,931
Pool # MA1437, 3.50%, 5/1/2043	533,927	489,740
Pool # MA1463, 3.50%, 6/1/2043	518,155	475,271
Pool # BF0669, 4.00%, 6/1/2052	1,586,943	1,478,183
Pool # BF0230, 5.50%, 1/1/2058	2,538,218	2,593,163
Pool # BM7238, 3.00%, 4/1/2059	1,854,377	1,563,591
Pool # BM6734, 4.00%, 8/1/2059	2,748,634	2,502,872
Pool # BF0736, 4.00%, 6/1/2063	1,921,951	1,731,597
GNMA II, 30 Year
Pool # 4245, 6.00%, 9/20/2038	44,480	46,126
Pool # BA7567, 4.50%, 5/20/2048	519,903	485,931
Pool # BI0416, 4.50%, 11/20/2048	53,927	50,916
Pool # BM9692, 4.50%, 7/20/2049	182,905	171,973
Total Mortgage-Backed Securities (Cost $75,547,477)		73,460,520
Asset-Backed Securities — 7.6%
Air Canada Pass-Through Trust (Canada) Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	291,658	274,696
American Airlines Pass-Through Trust
Series 2016-3, Class AA, 3.00%, 10/15/2028	60,383	58,246
Series 2021-1, Class B, 3.95%, 7/11/2030	712,320	676,450
Series 2026-2, Class A, 5.70%, 2/20/2039	515,000	514,946
American Credit Acceptance Receivables Trust
Series 2026-2, Class B, 4.50%, 10/8/2030 (a)	545,000	541,874
Series 2026-3, Class C, 5.11%, 1/10/2033 (a)	1,020,000	1,017,523
Series 2026-1, Class D, 5.10%, 1/12/2033 (a)	1,110,000	1,099,249
AmeriCredit Automobile Receivables Trust Series 2024-1, Class B, 5.38%, 6/18/2029	1,020,000	1,027,867
AMSR Trust Series 2026-SFR1, Class B, 3.78%, 4/17/2043 (a)	750,000	690,844
Avis Budget Rental Car Funding AESOP LLC Series 2024-2A, Class A, 5.13%, 10/20/2028 (a)	467,000	468,630
Bridgecrest Lending Auto Securitization Trust
Series 2025-2, Class C, 5.17%, 3/17/2031	632,000	634,893
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	17

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2025-3, Class C, 4.81%, 5/15/2031	390,000	389,827
Series 2026-1, Class C, 4.44%, 11/17/2031	425,000	420,755
Series 2026-2, Class C, 4.88%, 2/17/2032	445,000	443,786
Series 2026-3, Class C, 5.02%, 4/15/2032	435,000	434,393
Business Jet Securities LLC Series 2024-2A, Class A, 5.36%, 9/15/2039 (a)	589,909	586,112
Carmax Auto Owner Trust
Series 2025-2, Class A3, 4.48%, 3/15/2030	464,000	463,701
Series 2025-3, Class A3, 4.35%, 7/15/2030	370,000	369,031
CarMax Auto Owner Trust Series 2023-4, Class A3, 6.00%, 7/17/2028	80,355	80,805
Carvana Auto Receivables Trust
Series 2021-P4, Class A4, 1.64%, 12/10/2027	91,553	91,487
Series 2024-P4, Class A3, 4.64%, 1/10/2030	195,740	195,951
Series 2025-P3, Class A3, 4.04%, 11/11/2030	1,000,000	991,722
Consumer Portfolio Services Auto Trust Series 2025-B, Class A, 4.74%, 2/15/2029 (a)	105,762	105,835
CoreVest American Finance Trust
Series 2019-3, Class A, 2.71%, 10/15/2052 (a)	5,563	5,552
Series 2022-1, Class A, 4.74%, 6/17/2055 (a) (d)	168,904	169,272
CPS Auto Receivables Trust
Series 2026-B, Class B, 4.59%, 12/16/2030 (a)	1,055,000	1,049,755
Series 2024-D, Class C, 4.76%, 1/15/2031 (a)	235,000	235,196
Credit Acceptance Auto Loan Trust
Series 2024-1A, Class A, 5.68%, 3/15/2034 (a)	383,011	383,888
Series 2024-2A, Class A, 5.95%, 6/15/2034 (a)	1,152,401	1,158,332
Series 2024-3A, Class A, 4.68%, 9/15/2034 (a)	1,066,000	1,066,907
Series 2025-1A, Class A, 5.02%, 3/15/2035 (a)	957,000	958,492
Series 2025-2A, Class A, 4.50%, 11/15/2035 (a)	1,400,000	1,396,584
Series 2026-1A, Class B, 4.96%, 6/16/2036 (a)	350,000	346,447
Series 2026-2A, Class B, 5.29%, 10/15/2036 (a)	755,000	753,336
Crossroads Asset Trust Series 2025-A, Class A2, 4.91%, 2/20/2032 (a)	188,979	189,504
Dell Equipment Finance Trust Series 2025-1, Class A3, 4.61%, 2/24/2031 (a)	232,000	232,364
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Drive Auto Receivables Trust
Series 2024-2, Class C, 4.67%, 5/17/2032	376,000	376,510
Series 2025-2, Class C, 4.39%, 9/15/2032	495,000	489,991
Series 2025-1, Class C, 4.99%, 9/15/2032	264,000	264,865
Exeter Automobile Receivables Trust
Series 2023-1A, Class D, 6.69%, 6/15/2029	118,220	118,879
Series 2024-3A, Class C, 5.70%, 7/16/2029	263,261	264,801
Series 2026-2A, Class B, 4.66%, 1/15/2031	530,000	527,233
Series 2025-4A, Class C, 4.57%, 6/16/2031	730,000	725,243
Series 2025-3A, Class C, 5.09%, 10/15/2031	427,000	428,164
Series 2025-5A, Class C, 4.68%, 3/15/2032	320,000	317,146
Series 2026-1A, Class C, 4.40%, 5/17/2032	410,000	404,320
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (a)	1,151	1,152
FirstKey Homes Trust Series 2021-SFR2, Class D, 2.06%, 9/17/2038 (a)	2,900,000	2,893,148
Ford Credit Auto Owner Trust Series 2026-1, Class A, 4.32%, 8/15/2038 (a) (c)	1,095,000	1,066,904
FRTKL Series 2021-SFR1, Class A, 1.57%, 9/17/2038 (a)	2,110,070	2,105,232
GLS Auto Receivables Issuer Trust
Series 2026-2A, Class B, 4.63%, 9/16/2030 (a)	435,000	432,730
Series 2026-3A, Class B, 4.92%, 12/16/2030 (a)	840,000	838,493
Series 2025-4A, Class C, 4.74%, 8/15/2031 (a)	670,000	664,457
GLS Auto Select Receivables Trust Series 2025-1A, Class A2, 4.71%, 4/15/2030 (a)	181,682	181,873
GreenSky Home Improvement Issuer Trust Series 2025-3A, Class A2, 4.59%, 12/27/2060 (a)	345,000	340,130
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	80,479	72,104
Hertz Vehicle Financing LLC
Series 2025-3A, Class A, 5.06%, 12/26/2029 (a)	1,330,000	1,317,145
Series 2025-2A, Class A, 5.13%, 9/25/2031 (a)	260,000	254,368
Hilton Grand Vacations Trust
Series 2026-1A, Class B, 5.01%, 2/25/2043 (a)	329,238	326,233
Series 2025-2A, Class A, 4.54%, 5/25/2044 (a)	248,724	246,903
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2025-2A, Class B, 4.73%, 5/25/2044 (a)	212,763	209,892
Series 2025-3EXT, Class B, 4.90%, 10/25/2044 (a)	253,864	250,949
Series 2026-2A, Class A, 4.83%, 3/27/2045 (a)	292,507	290,597
Home Partners of America Trust Series 2022-1, Class D, 4.73%, 4/17/2039 (a)	1,140,241	1,129,838
Hyundai Auto Lease Securitization Trust
Series 2025-A, Class A3, 4.83%, 1/18/2028 (a)	497,000	498,044
Series 2025-B, Class A3, 4.53%, 4/17/2028 (a)	497,000	497,453
Series 2026-A, Class A3, 3.97%, 12/15/2028 (a)	470,000	466,469
Hyundai Auto Receivables Trust Series 2025-A, Class A3, 4.32%, 10/15/2029	714,000	713,646
Kubota Credit Owner Trust Series 2023-1A, Class A3, 5.02%, 6/15/2027 (a)	9,426	9,428
LAD Select Auto Receivables Trust Series 2026-A, Class A3, 4.79%, 11/15/2032 (a)	315,000	314,956
Lendmark Funding Trust Series 2025-1A, Class A, 4.94%, 9/20/2034 (a)	733,000	730,052
M&T Bank RV Trust Series 2026-1A, Class A, 4.35%, 1/15/2046 (a)	261,804	255,077
Mariner Finance Issuance Trust Series 2026-AA, Class B, 5.30%, 5/20/2039 (a)	620,000	617,772
Mercedes-Benz Auto Lease Trust Series 2025-A, Class A4, 4.69%, 2/18/2031	255,000	255,349
MVW LLC
Series 2021-2A, Class A, 1.43%, 5/20/2039 (a)	226,254	217,350
Series 2021-1WA, Class A, 1.14%, 1/22/2041 (a)	40,405	39,556
Series 2025-1A, Class B, 5.21%, 9/22/2042 (a)	238,196	237,607
Series 2024-1A, Class A, 5.32%, 2/20/2043 (a)	341,430	343,799
Series 2026-1A, Class A, 4.67%, 3/20/2043 (a)	637,100	629,419
Nissan Auto Lease Trust Series 2025-A, Class A3, 4.75%, 3/15/2028	1,145,000	1,147,808
OneMain Direct Auto Receivables Trust
Series 2023-1A, Class A, 5.41%, 11/14/2029 (a)	1,401,042	1,406,819
Series 2026-1A, Class C, 4.86%, 5/15/2034 (a)	485,000	473,051
Oportun Issuance Trust Series 2026-A, Class B, 5.06%, 1/9/2034 (a)	590,000	586,166
Prestige Auto Receivables Trust Series 2024-2A, Class B, 4.56%, 2/15/2029 (a)	54,304	54,279
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Progress Residential Trust
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	1,144,000	1,138,997
Series 2021-SFR11, Class A, 2.28%, 1/17/2039 (a)	1,962,095	1,835,884
Series 2023-SFR1, Class A, 4.30%, 3/17/2040 (a)	1,218,372	1,201,520
Series 2021-SFR9, Class E1, 2.81%, 11/17/2040 (a)	1,048,000	986,006
Series 2025-SFR1, Class A, 3.40%, 2/17/2042 (a)	1,096,123	1,034,308
Series 2025-SFR2, Class A, 3.31%, 4/17/2042 (a)	1,240,437	1,161,814
Purchasing Power Funding LLC Series 2026-A, Class A, 4.37%, 8/15/2030 (a)	540,000	532,906
Reach ABS Trust Series 2026-1A, Class C, 4.80%, 2/15/2033 (a)	765,000	753,003
Research-Driven Pagaya Motor AssetTrust Series 2026-4A, Class A3, 5.35%, 5/25/2035 (a)	1,420,000	1,418,156
Santander Drive Auto Receivables Trust
Series 2024-4, Class B, 4.93%, 9/17/2029	583,000	584,202
Series 2023-5, Class B, 6.16%, 12/17/2029	456,210	458,537
Series 2024-2, Class C, 5.84%, 6/17/2030	298,000	300,732
Series 2024-3, Class C, 5.64%, 8/15/2030	1,108,000	1,118,602
Series 2025-1, Class C, 5.04%, 3/17/2031	476,000	477,301
Series 2025-3, Class C, 4.68%, 9/15/2031	380,000	377,478
Series 2025-4, Class C, 4.52%, 1/15/2032	95,000	94,228
Series 2026-1, Class C, 4.26%, 4/15/2032	375,000	368,945
SCF Equipment Leasing LLC
Series 2024-1A, Class A3, 5.52%, 1/20/2032 (a)	206,784	208,065
Series 2024-1A, Class B, 5.56%, 4/20/2032 (a)	1,000,000	1,007,924
Series 2025-2A, Class C, 4.82%, 6/20/2036 (a)	285,000	275,836
Sierra Timeshare Receivables Funding LLC Series 2022-2A, Class A, 4.73%, 6/20/2040 (a)	21,322	21,338
SpringCastle America Funding LLC Series 2020-AA, Class A, 1.97%, 9/25/2037 (a)	75,790	71,264
Stream Innovations Issuer Trust Series 2025-1A, Class A, 5.05%, 9/15/2045 (a)	452,062	447,045
Toyota Auto Receivables Owner Trust
Series 2026-A, Class A3, 3.86%, 9/16/2030	430,000	425,057
Series 2026-B, Class A3, 4.13%, 12/16/2030	667,000	660,668
Truist Bank Auto Credit-Linked Notes Series 2026-1, Class B, 5.07%, 6/26/2034 (a)	892,858	889,591
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	19

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 7/7/2028	558,189	544,283
Series 2016-2, Class AA, 2.88%, 10/7/2028	617,395	594,264
Series 2018-1, Class AA, 3.50%, 3/1/2030	373,644	358,120
Series 2018-1, Class A, 3.70%, 3/1/2030	624,908	593,782
UPG HI Issuer Trust Series 2026-2, Class A, 5.25%, 4/27/2048 (a)	319,881	319,350
Veros Auto Receivables Trust Series 2026-1, Class B, 4.84%, 5/15/2029 (a)	125,000	124,739
Volkswagen Auto Lease Trust Series 2024-A, Class A3, 5.21%, 6/21/2027	110,262	110,333
VOLT C LLC Series 2021-NPL9, Class A1, 5.99%, 5/25/2051 (a) (c)	79,215	79,210
Western Funding Auto Loan Trust Series 2025-1, Class C, 5.34%, 11/15/2035 (a)	591,000	590,295
Westgate Resorts LLC
Series 2024-1A, Class B, 6.56%, 1/20/2038 (a)	452,506	456,038
Series 2026-1A, Class B, 5.47%, 10/20/2039 (a)	568,256	565,278
Westlake Automobile Receivables Trust Series 2023-1A, Class C, 5.74%, 8/15/2028 (a)	2,563	2,564
World Omni Auto Receivables Trust Series 2023-D, Class A3, 5.79%, 2/15/2029	108,492	109,149
World Omni Automobile Lease Securitization Trust Series 2025-A, Class A3, 4.42%, 4/17/2028	312,000	312,056
Total Asset-Backed Securities (Cost $68,636,796)		68,166,520
Commercial Mortgage-Backed Securities — 3.5%
20 Times Square Trust Series 2018-20TS, Class A, 3.10%, 5/15/2035 (a) (d)	331,890	313,636
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (a)	1,500,000	1,480,578
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K737, Class AM, 2.10%, 10/25/2026	3,110,000	3,096,063
Series K072, Class A2, 3.44%, 12/25/2027	440,614	434,563
Series K083, Class A2, 4.05%, 9/25/2028 (d)	594,000	586,414
Series K145, Class AM, 2.58%, 6/25/2032	880,000	779,245
Series KJ44, Class A2, 4.61%, 2/25/2033	1,900,000	1,870,406
FNMA ACES
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (d)	542,171	538,693
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (d)	891,180	883,001
Series 2017-M12, Class A2, 3.17%, 6/25/2027 (d)	1,897,475	1,877,465
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2017-M13, Class A2, 3.03%, 9/25/2027 (d)	309,356	304,714
Series 2018-M2, Class A2, 3.03%, 1/25/2028 (d)	2,580,723	2,533,501
Series 2018-M4, Class A2, 3.17%, 3/25/2028 (d)	1,451,955	1,423,546
Series 2018-M9, Class APT2, 3.21%, 4/25/2028 (d)	1,976,769	1,930,731
Series 2018-M14, Class A2, 3.70%, 8/25/2028 (d)	359,673	352,653
Series 2017-M5, Class A2, 3.12%, 4/25/2029 (d)	1,529,036	1,475,194
Series 2018-M3, Class A2, 3.18%, 2/25/2030 (d)	784,232	748,013
Series 2020-M50, Class A2, 1.20%, 10/25/2030	308,551	301,582
Series 2020-M50, Class X1, IO, 1.93%, 10/25/2030 (d)	5,171,465	122,008
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (d)	1,517,000	1,313,304
Series 2022-M1G, Class A2, 1.58%, 9/25/2031 (d)	5,000,000	4,335,714
Series 2026-M9, Class A1, 1.62%, 10/25/2031 (d)	129,170	115,329
Series 2026-M9, Class A, 1.62%, 1/25/2033 (d)	128,679	112,386
Series 2026-M9, Class A2, 1.62%, 1/25/2033 (d)	617,488	513,504
Series 2021-M3, Class X1, IO, 1.96%, 11/25/2033 (d)	229,115	11,856
Morgan Stanley Capital I Trust Series 2021-PLZA, Class A, 2.57%, 11/9/2043 (a)	1,958,000	1,701,377
MRCD MARK Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	300,000	271,500
PSA Trust Series 2026-STOR, Class A, 5.55%, 8/15/2031 (a) (d)	800,000	800,838
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (a)	1,770,000	1,563,325
Total Commercial Mortgage-Backed Securities (Cost $33,029,166)		31,791,139
Collateralized Mortgage Obligations — 3.0%
Citigroup Mortgage Loan Trust Series 2004-HYB4, Class WA, 6.60%, 12/25/2034 (d)	2,410	2,411
Citigroup Mortgage Loan Trust, Inc. Series 2003-1, Class 3A4, 5.25%, 9/25/2033	1,766	1,720
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	1,035,609	956,429
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2017-4, Class M60C, 3.50%, 6/25/2057	1,052,464	969,786
Series 2017-4, Class MT, 3.50%, 6/25/2057	284,910	254,279
Series 2018-2, Class M55D, 4.00%, 11/25/2057	1,069,829	1,004,194
Series 2019-3, Class M55D, 4.00%, 10/25/2058	246,904	231,479
Series 2020-1, Class M55G, 3.00%, 8/25/2059	2,522,537	2,246,606
FHLMC, REMIC
Series 3959, Class PB, 3.00%, 11/15/2026	31,468	31,380
Series 3337, Class MD, 5.50%, 6/15/2027	875	875
Series 2110, Class PG, 6.00%, 1/15/2029	9,721	9,750
Series 3563, Class LB, 4.00%, 8/15/2029	1,498	1,478
Series 3653, Class B, 4.50%, 4/15/2030	19,754	19,652
Series 3824, Class EY, 3.50%, 3/15/2031	65,398	63,882
Series 2525, Class AM, 4.50%, 4/15/2032	159,359	158,321
Series 2441, Class GF, 6.50%, 4/15/2032	5,328	5,477
Series 2436, Class MC, 7.00%, 4/15/2032	1,422	1,438
Series 2760, Class KT, 4.50%, 9/15/2032	19,877	19,696
Series 2505, Class D, 5.50%, 9/15/2032	22,106	22,367
Series 2544, Class KE, 5.50%, 12/15/2032	14,483	14,686
Series 2557, Class HL, 5.30%, 1/15/2033	36,195	36,079
Series 2575, Class PE, 5.50%, 2/15/2033	13,599	13,768
Series 2586, Class WG, 4.00%, 3/15/2033	46,931	45,868
Series 2596, Class QD, 4.00%, 3/15/2033	42,523	41,001
Series 2621, Class QH, 5.00%, 5/15/2033	54,782	54,950
Series 2624, Class QH, 5.00%, 6/15/2033	63,939	64,131
Series 2648, Class BK, 5.00%, 7/15/2033	6,332	6,353
Series 4238, Class UY, 3.00%, 8/15/2033	1,193,835	1,136,820
Series 2673, Class PE, 5.50%, 9/15/2033	95,821	97,174
Series 2696, Class DG, 5.50%, 10/15/2033	88,632	90,242
Series 2725, Class TA, 4.50%, 12/15/2033	166,702	164,229
Series 2733, Class ME, 5.00%, 1/15/2034	84,847	84,679
Series 2768, Class PK, 5.00%, 3/15/2034	93,920	93,109
Series 2934, Class KG, 5.00%, 2/15/2035	73,733	73,542
Series 2960, Class JH, 5.50%, 4/15/2035	183,680	186,680
Series 3082, Class PW, 5.50%, 12/15/2035	13,987	14,103
Series 3084, Class BH, 5.50%, 12/15/2035	309,020	311,610
Series 3098, Class KG, 5.50%, 1/15/2036	332,882	335,718
Series 3136, Class CO, PO, 4/15/2036	3,377	2,937
Series 3145, Class AJ, 5.50%, 4/15/2036	13,225	13,348
Series 3819, Class ZQ, 6.00%, 4/15/2036	217,367	223,170
Series 3200, PO, 8/15/2036	25,176	21,457
Series 3270, Class AT, 5.50%, 1/15/2037	7,394	7,465
Series 3272, Class PA, 6.00%, 2/15/2037	2,457	2,548
Series 3348, Class HT, 6.00%, 7/15/2037	22,479	23,142
Series 3501, Class A, 4.50%, 1/15/2039	76,343	73,151
Series 3508, Class PK, 4.00%, 2/15/2039	1,396	1,311
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 3513, Class A, 4.50%, 2/15/2039	5,006	4,915
Series 3653, Class HJ, 5.00%, 4/15/2040	219,213	219,080
Series 3677, Class KB, 4.50%, 5/15/2040	443,435	434,727
Series 3677, Class PB, 4.50%, 5/15/2040	183,585	182,131
Series 3715, Class PC, 4.50%, 8/15/2040	67,800	66,619
Series 3955, Class HB, 3.00%, 12/15/2040	5,114	5,101
Series 3828, Class PU, 4.50%, 3/15/2041	33,300	32,817
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (d)	92,498	88,683
Series 3956, Class EB, 3.25%, 11/15/2041	509,307	466,531
Series 3963, Class JB, 4.50%, 11/15/2041	717,195	694,892
Series 4026, Class MQ, 4.00%, 4/15/2042	27,721	26,628
Series 4616, Class HP, 3.00%, 9/15/2046	708,551	628,341
Series 3688, Class GT, 7.45%, 11/15/2046 (d)	10,221	10,700
FHLMC, STRIPS Series 262, Class 35, 3.50%, 7/15/2042	314,427	288,252
FNMA, REMIC
Series 1997-57, Class PN, 5.00%, 9/18/2027	2,515	2,507
Series 2009-39, Class LB, 4.50%, 6/25/2029	13,319	13,200
Series 2009-96, Class DB, 4.00%, 11/25/2029	13,571	13,417
Series 2010-28, Class DE, 5.00%, 4/25/2030	55,496	55,568
Series 2001-63, Class TC, 6.00%, 12/25/2031	14,861	15,063
Series 2001-81, Class HE, 6.50%, 1/25/2032	38,160	39,145
Series 2002-75, Class GB, 5.50%, 11/25/2032	2,547	2,537
Series 2011-39, Class ZA, 6.00%, 11/25/2032	169,069	172,452
Series 2002-85, Class PE, 5.50%, 12/25/2032	13,152	13,308
Series 2003-21, Class OU, 5.50%, 3/25/2033	12,200	12,247
Series 2003-26, Class EB, 3.50%, 4/25/2033	291,206	280,907
Series 2003-23, Class CH, 5.00%, 4/25/2033	10,879	10,908
Series 2003-63, Class YB, 5.00%, 7/25/2033	40,574	40,478
Series 2003-69, Class N, 5.00%, 7/25/2033	73,262	73,076
Series 2003-80, Class QG, 5.00%, 8/25/2033	83,794	83,582
Series 2003-85, Class QD, 5.50%, 9/25/2033	39,584	40,147
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	21

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2005-5, Class CK, 5.00%, 1/25/2035	25,232	25,068
Series 2005-29, Class WC, 4.75%, 4/25/2035	54,244	53,549
Series 2005-48, Class TD, 5.50%, 6/25/2035	96,664	97,317
Series 2005-53, Class MJ, 5.50%, 6/25/2035	95,211	95,857
Series 2005-58, Class EP, 5.50%, 7/25/2035	4,019	4,057
Series 2005-68, Class BE, 5.25%, 8/25/2035	70,809	71,228
Series 2005-68, Class PG, 5.50%, 8/25/2035	25,967	26,216
Series 2005-102, Class PG, 5.00%, 11/25/2035	134,018	133,384
Series 2005-110, Class GL, 5.50%, 12/25/2035	174,950	176,158
Series 2006-49, Class PA, 6.00%, 6/25/2036	18,280	18,696
Series 2009-19, Class PW, 4.50%, 10/25/2036	105,599	104,260
Series 2006-114, Class HE, 5.50%, 12/25/2036	133,724	134,733
Series 2007-33, Class HE, 5.50%, 4/25/2037	10,755	10,880
Series 2007-65, Class KI, IF, IO, 2.86%, 7/25/2037 (d)	2,545	193
Series 2007-71, Class KP, 5.50%, 7/25/2037	5,779	5,722
Series 2007-71, Class GB, 6.00%, 7/25/2037	81,818	84,055
Series 2009-86, Class OT, PO, 10/25/2037	13,621	11,543
Series 2008-72, Class BX, 5.50%, 8/25/2038	6,474	6,565
Series 2008-74, Class B, 5.50%, 9/25/2038	2,838	2,892
Series 2009-37, Class KI, IF, IO, 2.24%, 6/25/2039 (d)	2,261	106
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	4,743	771
Series 2009-112, Class ST, IF, IO, 2.49%, 1/25/2040 (d)	34,256	2,673
Series 2010-22, Class PE, 5.00%, 3/25/2040	701,636	696,824
Series 2010-35, Class SB, IF, IO, 2.66%, 4/25/2040 (d)	11,794	620
Series 2010-37, Class CY, 5.00%, 4/25/2040	395,368	393,473
Series 2010-54, Class EA, 4.50%, 6/25/2040	5,967	5,918
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2010-64, Class DM, 5.00%, 6/25/2040	1,060	1,059
Series 2010-71, Class HJ, 5.50%, 7/25/2040	42,975	43,208
Series 2010-123, Class BP, 4.50%, 11/25/2040	982,530	970,030
Series 2011-41, Class KL, 4.00%, 5/25/2041	669,772	641,142
Series 2011-50, Class LP, 4.00%, 6/25/2041	249,499	237,530
Series 2012-14, Class DE, 3.50%, 3/25/2042	403,054	373,202
Series 2012-139, Class JA, 3.50%, 12/25/2042	199,572	185,771
Series 2013-104, Class CY, 5.00%, 10/25/2043	2,250,000	2,232,227
Series 2019-65, Class PA, 2.50%, 5/25/2048	134,081	121,994
Series 2009-96, Class CB, 4.00%, 11/25/2049	12,338	11,247
Series 2019-7, Class CA, 3.50%, 11/25/2057	1,677,173	1,592,454
FNMA, STRIPS Series 314, Class 1, PO, 7/25/2031	10,947	9,831
GNMA
Series 2003-65, Class AP, 5.50%, 8/20/2033	26,757	26,704
Series 2004-16, Class GC, 5.50%, 2/20/2034	293,513	292,922
Series 2004-54, Class BG, 5.50%, 7/20/2034	6,421	6,461
Series 2004-93, Class PD, 5.00%, 11/16/2034	171,434	171,120
Series 2004-101, Class BE, 5.00%, 11/20/2034	150,165	149,729
Series 2005-11, Class PL, 5.00%, 2/20/2035	74,445	74,059
Series 2005-26, Class XY, 5.50%, 3/20/2035	271,863	275,034
Series 2005-33, Class AY, 5.50%, 4/16/2035	65,196	65,081
Series 2005-49, Class B, 5.50%, 6/20/2035	24,740	24,927
Series 2005-51, Class DC, 5.00%, 7/20/2035	60,177	60,007
Series 2005-56, Class BD, 5.00%, 7/20/2035	9,293	9,300
Series 2006-7, Class ND, 5.50%, 8/20/2035	9,009	9,094
Series 2007-37, Class LB, 5.50%, 6/16/2037	74,888	73,958
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2007-79, Class BL, 5.75%, 8/20/2037	57,425	57,291
Series 2009-106, Class ST, IF, IO, 2.23%, 2/20/2038 (d)	50,192	444
Series 2008-7, Class PQ, 5.00%, 2/20/2038	173,263	171,093
Series 2008-9, Class PW, 5.25%, 2/20/2038	177,153	176,736
Series 2008-23, Class YA, 5.25%, 3/20/2038	41,862	41,836
Series 2008-35, Class NF, 5.00%, 4/20/2038	41,633	41,093
Series 2008-34, Class PG, 5.25%, 4/20/2038	48,371	48,253
Series 2008-33, Class PB, 5.50%, 4/20/2038	143,557	143,678
Series 2008-38, Class BG, 5.00%, 5/16/2038	211,951	211,341
Series 2008-43, Class NB, 5.50%, 5/20/2038	72,817	72,647
Series 2008-56, Class PX, 5.50%, 6/20/2038	142,839	141,108
Series 2008-58, Class PE, 5.50%, 7/16/2038	336,694	333,499
Series 2008-62, Class SA, IF, IO, 2.38%, 7/20/2038 (d)	925	5
Series 2008-76, Class US, IF, IO, 2.13%, 9/20/2038 (d)	32,019	144
Series 2011-97, Class WA, 6.05%, 11/20/2038 (d)	210,640	211,419
Series 2008-95, Class DS, IF, IO, 3.53%, 12/20/2038 (d)	29,740	224
Series 2009-14, Class AG, 4.50%, 3/20/2039	51,115	50,414
Series 2009-72, Class SM, IF, IO, 2.50%, 8/16/2039 (d)	60,825	2,959
Series 2009-61, Class AP, 4.00%, 8/20/2039	4,350	4,225
Series 2010-130, Class BD, 4.00%, 12/20/2039	152,195	148,593
Series 2010-157, Class OP, PO, 12/20/2040	52,177	44,606
Series 2014-H11, Class VA, 4.28%, 6/20/2064 (d)	238,844	238,547
Series 2015-H20, Class FA, 4.25%, 8/20/2065 (d)	247,259	246,819
Series 2015-H26, Class FG, 4.30%, 10/20/2065 (d)	197,232	197,040
GSR Mortgage Loan Trust Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	25,584	25,093
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 6.27%, 11/25/2033 (d)	34,589	34,403
Series 2007-A1, Class 5A5, 5.80%, 7/25/2035 (d)	9,955	9,939
LHOME Mortgage Trust Series 2026-RTL1, Class A1, 4.91%, 1/25/2041 (a) (c)	295,000	292,146
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 6.00%, 4/21/2034 (d)	17,177	16,928
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 4.42%, 10/25/2028 (d)	4,067	4,011
Series 2004-B, Class A1, 4.28%, 5/25/2029 (d)	16,119	15,819
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.65%, 4/25/2034 (d)	10,330	10,086
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	6,904	6,582
Seasoned Loans Structured Transaction Series 2018-2, Class A1, 3.50%, 11/25/2028	270,605	263,576
Sequoia Mortgage Trust Series 2004-11, Class A1, 4.37%, 12/20/2034 (d)	36,478	33,675
Thornburg Mortgage Securities Trust Series 2004-4, Class 3A, 5.05%, 12/25/2044 (d)	46,478	45,860
Vendee Mortgage Trust Series 2003-2, Class Z, 5.00%, 5/15/2033	148,169	146,641
WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR11, Class A6, 5.50%, 10/25/2033 (d)	27,528	25,766
Total Collateralized Mortgage Obligations (Cost $28,755,910)		26,587,838
Foreign Government Securities — 0.5%
Republic of Panama 5.23%, 2/23/2034	462,000	448,117
United Mexican States
6.00%, 5/13/2030	1,200,000	1,234,125
2.66%, 5/24/2031	2,400,000	2,113,200
5.63%, 2/9/2034	287,000	278,677
Total Foreign Government Securities (Cost $4,197,390)		4,074,119
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	23

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 1.0%
Investment Companies — 1.0%
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (e) (f) (Cost $9,451,506)	9,450,580	9,451,525
Total Investments — 99.4% (Cost $912,971,479)		892,927,229
Other Assets in Excess of Liabilities — 0.6%		5,549,561
NET ASSETS — 100.0%		898,476,790

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2026.
(c)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2026.

(d)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2026.

(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of August 31, 2026.
Futures contracts outstanding as of August 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	1,025	12/21/2026	USD	110,443,750	(618,255)
U.S. Treasury 10 Year Ultra Note	365	12/21/2026	USD	39,973,203	(288,599)
U.S. Treasury 5 Year Note	651	12/31/2026	USD	68,843,250	(302,632)
					(1,209,486)
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Exchange-Traded Funds	August 31, 2026

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury Long Bond	(52)	12/21/2026	USD	(5,655,000)	35,162
U.S. Treasury Ultra Bond	(31)	12/21/2026	USD	(3,415,813)	18,726
U.S. Treasury 2 Year Note	(201)	12/31/2026	USD	(41,259,961)	109,627
					163,515
					(1,045,971)

Abbreviations
USD	United States Dollar
Centrally Cleared Inflation-linked swap contracts outstanding as of August 31, 2026 :

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) $	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CPI-U at termination	2.37% at termination	Receive	7/8/2029	USD45,500,000	(10,390)	26,434	16,044
CPI-U at termination	2.39% at termination	Receive	7/2/2031	USD11,050,000	—	26,450	26,450
CPI-U at termination	2.39% at termination	Receive	8/11/2031	USD9,610,000	—	6,714	6,714
CPI-U at termination	2.39% at termination	Receive	7/3/2036	USD69,785,000	(19,224)	267,733	248,509
CPI-U at termination	2.40% at termination	Receive	7/3/2031	USD5,585,000	(826)	10,468	9,642
CPI-U at termination	2.42% at termination	Receive	8/18/2036	USD3,245,000	—	3,170	3,170
CPI-U at termination	2.46% at termination	Receive	4/8/2036	USD78,440,000	56,842	551,334	608,176
CPI-U at termination	2.57% at termination	Receive	4/8/2031	USD48,160,000	18,953	219,660	238,613
CPI-U at termination	2.45% at termination	Receive	9/2/2036	USD2,210,000	—	—	—
					45,355	1,111,963	1,157,318
CPI-U at termination	2.35% at termination	Receive	7/17/2029	USD24,500,000	—	(3,097)	(3,097)
CPI-U at termination	2.44% at termination	Receive	8/4/2036	USD10,660,000	—	(32,125)	(32,125)
CPI-U at termination	2.50% at termination	Receive	9/1/2031	USD7,900,000	—	(7,100)	(7,100)
CPI-U at termination	2.50% at termination	Receive	6/9/2036	USD7,090,000	—	(18,682)	(18,682)
CPI-U at termination	2.53% at termination	Receive	6/2/2036	USD9,015,000	—	(38,158)	(38,158)
CPI-U at termination	2.53% at termination	Receive	6/5/2036	USD7,085,000	—	(32,270)	(32,270)
CPI-U at termination	2.54% at termination	Receive	6/3/2036	USD5,050,000	—	(25,139)	(25,139)
CPI-U at termination	2.59% at termination	Receive	5/5/2036	USD11,490,000	—	(47,329)	(47,329)
CPI-U at termination	2.62% at termination	Receive	6/5/2031	USD86,780,000	(81,598)	(284,224)	(365,822)
CPI-U at termination	2.64% at termination	Receive	6/5/2031	USD12,925,000	—	(63,293)	(63,293)
CPI-U at termination	2.67% at termination	Receive	6/12/2029	USD16,850,000	—	(75,262)	(75,262)
CPI-U at termination	2.74% at termination	Receive	5/5/2031	USD22,570,000	—	(86,587)	(86,587)
CPI-U at termination	2.77% at termination	Receive	5/19/2031	USD17,905,000	—	(145,012)	(145,012)
					(81,598)	(858,278)	(939,876)
					(36,243)	253,685	217,442

Abbreviations
CPI-U	Consumer Price Index for All Urban Consumers
USD	United States Dollar

(a)	Value of floating rate index at August 31, 2026 was as follows:

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	25

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
FLOATING RATE INDEX	VALUE
CPI-U	3.35%
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of August 31, 2026:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.IG.46-V1	1.00	Quarterly	6/20/2031	0.50	USD 115,655,000	(1,881,285)	(802,426)	(2,683,711)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Exchange-Traded Funds	August 31, 2026

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — 42.4%
ACHD Trust
Series 2025-DS1, Class A, 5.98%, 1/9/2034 (a)	264,941	264,995
Series 2026-DS1, Class A, 5.67%, 7/10/2034 (a)	6,581,604	6,584,224
ACREC LLC (Cayman Islands) Series 2026-FL4, Class B, 5.44%, 1/18/2043 (a) (b)	3,125,000	3,120,522
American Credit Acceptance Receivables Trust
Series 2023-2, Class D, 6.47%, 8/13/2029 (a)	4,890,553	4,925,199
Series 2026-1, Class B, 4.24%, 4/12/2030 (a)	8,000,000	7,960,907
Series 2024-1, Class D, 5.86%, 5/13/2030 (a)	4,000,000	4,024,923
Series 2026-2, Class B, 4.50%, 10/8/2030 (a)	4,000,000	3,977,054
Series 2025-2, Class D, 5.50%, 8/12/2031 (a)	5,400,000	5,427,577
Series 2023-3, Class E, 9.54%, 10/14/2031 (a)	5,000,000	5,156,430
Series 2024-1, Class E, 7.98%, 11/12/2031 (a)	3,500,000	3,585,800
Series 2024-3, Class E, 7.92%, 3/12/2032 (a)	7,300,000	7,531,607
Series 2026-2, Class C, 4.85%, 5/10/2032 (a)	3,385,000	3,362,156
Series 2025-3, Class C, 4.95%, 7/12/2032 (a)	16,665,000	16,663,330
Series 2025-3, Class D, 5.19%, 7/12/2032 (a)	4,000,000	3,989,150
Series 2026-3, Class C, 5.11%, 1/10/2033 (a)	4,240,000	4,229,705
Americor 7.99%, 1/15/2030 ‡ (a)	2,446,799	2,430,880
Amortizing Residential Collateral Trust Series 2002-BC9, Class M1, 5.43%, 12/25/2032 (b)	854,574	814,336
AMSR Trust
Series 2021-SFR1, Class B, 2.15%, 6/17/2038 (a)	1,285,000	1,211,569
Series 2023-SFR2, Class B, 3.95%, 6/17/2040 (a)	4,550,000	4,417,361
Series 2024-SFR2, Class B, 4.15%, 11/17/2041 (a)	14,000,000	13,397,364
Series 2025-SFR1, Class A, 3.66%, 6/17/2042 (a)	2,025,000	1,908,371
Series 2026-SFR1, Class A, 3.78%, 4/17/2043 (a)	8,170,000	7,647,834
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2026-SFR1, Class B, 3.78%, 4/17/2043 (a)	7,695,000	7,088,058
Series 2026-SFR2, Class A, 3.81%, 9/17/2043 (a)	4,620,000	4,291,292
Series 2026-SFR2, Class B, 3.81%, 9/17/2043 (a)	2,805,000	2,577,656
Ansley Park Capital LLC Series 2025-A, Class A2, 4.43%, 4/20/2035 (a)	9,435,611	9,377,654
Aqua Finance Issuer Trust Series 2025-A, Class A, 5.25%, 12/19/2050 (a)	4,212,074	4,202,257
Aqua Finance Trust Series 2021-A, Class A, 1.54%, 7/17/2046 (a)	3,144,141	2,852,874
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A, Class A, 4.17%, 2/20/2030 (a)	10,000,000	9,826,499
BDS LLC Series 2026-FL17, Class A, 5.00%, 5/19/2043 (a) (b)	6,820,000	6,821,657
Bear Stearns Asset-Backed Securities I Trust Series 2005-HE1, Class M2, 5.03%, 1/25/2035 (b)	127,170	139,670
Bear Stearns Asset-Backed Securities Trust Series 2003-SD1, Class A, 4.68%, 12/25/2033 (b)	326,505	344,866
BRAVO Residential Funding Trust Series 2026-CES1, Class A1A, 5.25%, 4/25/2056 (a) (c)	4,756,156	4,713,180
Bridge Trust Series 2025-SFR1, Class A, 4.05%, 9/17/2042 (a)	8,503,218	8,073,094
Bridgecrest Lending Auto Securitization Trust
Series 2025-1, Class C, 5.15%, 12/17/2029	8,000,000	8,029,523
Series 2025-1, Class D, 5.64%, 11/15/2030	6,190,000	6,228,397
Series 2025-2, Class D, 5.62%, 3/17/2031	6,395,000	6,433,826
Series 2025-3, Class C, 4.81%, 5/15/2031	5,600,000	5,597,512
Series 2025-3, Class D, 5.27%, 5/15/2031	5,000,000	4,988,587
Series 2025-4, Class C, 4.80%, 8/15/2031	6,210,000	6,190,704
Series 2026-2, Class B, 4.56%, 2/17/2032	3,805,000	3,792,911
Series 2026-2, Class C, 4.88%, 2/17/2032	4,160,000	4,148,650
Business Jet Securities LLC
Series 2024-1A, Class A, 6.20%, 5/15/2039 (a)	2,246,890	2,262,697
Series 2024-2A, Class A, 5.36%, 9/15/2039 (a)	4,215,590	4,188,457

27

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2026-1A, Class A, 5.46%, 6/15/2041 (a)	5,309,533	5,269,539
BXG Receivables Note Trust Series 2020-A, Class B, 2.49%, 2/28/2036 (a)	1,815,399	1,786,839
Carmax Auto Owner Trust Series 2025-3, Class B, 4.68%, 3/17/2031	8,000,000	7,951,049
Carmax Select Receivables Trust Series 2025-B, Class B, 4.35%, 7/15/2030	4,000,000	3,962,592
CarMax Select Receivables Trust
Series 2026-B, Class A3, 4.64%, 12/16/2030	2,385,000	2,381,185
Series 2026-B, Class B, 4.88%, 10/15/2032	1,300,000	1,298,343
CARS-DB4 LP
Series 2020-1A, Class A3, 3.25%, 2/15/2050 (a)	3,923,335	3,618,090
Series 2020-1A, Class A5, 3.48%, 2/15/2050 (a)	2,434,896	2,415,398
Carvana Auto Receivables Trust
Series 2023-N1, Class D, 6.69%, 7/10/2029 (a)	10,000,000	10,100,039
Series 2023-N3, Class D, 7.01%, 12/10/2029 (a)	5,000,000	5,094,318
Series 2024-P3, Class A4, 4.31%, 9/10/2030	4,350,000	4,320,671
Series 2024-N2, Class D, 6.44%, 9/10/2030 (a)	1,500,000	1,526,498
Series 2025-P3, Class B, 4.48%, 10/10/2031	12,000,000	11,779,390
CCG Receivables Trust Series 2023-2, Class B, 6.21%, 4/14/2032 (a)	5,061,000	5,118,924
Centex Home Equity Loan Trust Series 2002-A, Class MV1, 4.63%, 1/25/2032 (b)	68,034	75,933
Clarus Capital Funding LLC Series 2024-1A, Class A2, 4.71%, 8/20/2032 (a)	594,149	594,489
Consumer Portfolio Services Auto Trust
Series 2025-B, Class A, 4.74%, 2/15/2029 (a)	1,203,404	1,204,232
Series 2025-D, Class A, 4.46%, 7/16/2029 (a)	3,287,505	3,286,859
Series 2025-D, Class B, 4.48%, 4/15/2030 (a)	4,000,000	3,987,988
Series 2025-B, Class D, 5.56%, 7/15/2031 (a)	3,190,000	3,196,726
Series 2025-D, Class C, 4.85%, 2/17/2032 (a)	7,000,000	6,965,823
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Countrywide Asset-Backed Certificates Series 2004-S1, Class M2, 5.58%, 2/25/2035 (c)	6,840	6,812
CPS Auto Receivables Trust
Series 2022-D, Class D, 8.73%, 1/16/2029 (a)	7,000,000	7,104,353
Series 2024-C, Class D, 6.22%, 10/15/2030 (a)	12,800,000	12,964,001
Series 2026-B, Class B, 4.59%, 12/16/2030 (a)	8,172,000	8,131,375
Series 2024-D, Class D, 5.14%, 1/15/2031 (a)	7,800,000	7,782,095
Series 2025-C, Class C, 4.91%, 10/15/2031 (a)	13,980,000	13,946,222
Series 2026-B, Class C, 4.93%, 7/15/2032 (a)	2,685,000	2,668,904
Series 2026-C, Class C, 5.05%, 10/15/2032 (a)	4,972,000	4,955,648
Credit Acceptance Auto Loan Trust
Series 2025-1A, Class A, 5.02%, 3/15/2035 (a)	5,745,000	5,753,957
Series 2025-2A, Class A, 4.50%, 11/15/2035 (a)	17,110,000	17,068,252
Series 2026-1A, Class A, 4.65%, 4/15/2036 (a)	5,540,000	5,498,253
Crossroads Asset Trust Series 2025-A, Class A2, 4.91%, 2/20/2032 (a)	1,284,414	1,287,987
DailyPay Securitization Trust Series 2025-1A, Class A, 5.63%, 6/26/2028 (a)	6,100,000	6,111,742
Dec
6.02%, 3/13/2030 ‡ (a)	2,910,114	2,862,388
6.10%, 7/28/2046 ‡ (a)	3,000,000	2,974,200
Drive Auto Receivables Trust Series 2025-2, Class B, 4.14%, 9/15/2032	17,500,000	17,402,381
Dryden CLO Ltd. (Cayman Islands) Series 2020-86A, Class A1R2, 4.88%, 7/17/2034 (a) (b)	15,000,000	15,012,180
Dryden Senior Loan Fund (Cayman Islands) Series 2016-43A, Class AR3, 4.80%, 4/20/2034 (a) (b)	4,782,900	4,788,481
DT Auto Owner Trust Series 2023-1A, Class D, 6.44%, 11/15/2028 (a)	1,841,938	1,854,653
Elara Hgv Timeshare Issuer LLC Series 2025-A, Class A, 4.54%, 1/25/2040 (a)	9,357,071	9,225,091
Enterprise Fleet Financing LLC
Series 2025-2, Class A3, 4.41%, 6/20/2029 (a)	3,565,000	3,553,061
Series 2025-3, Class A3, 4.46%, 9/20/2029 (a)	5,500,000	5,477,579

28

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Exeter Automobile Receivables Trust
Series 2024-2A, Class C, 5.74%, 5/15/2029	2,616,027	2,625,190
Series 2025-5A, Class B, 4.28%, 7/15/2030	6,665,000	6,628,264
Series 2024-5A, Class D, 5.06%, 2/18/2031	1,405,000	1,404,187
Series 2026-3A, Class B, 4.70%, 3/17/2031	1,635,000	1,628,160
Series 2025-2A, Class D, 5.89%, 7/15/2031	11,500,000	11,624,915
Series 2025-3A, Class D, 5.57%, 10/15/2031	4,050,000	4,076,067
Series 2025-4A, Class D, 5.23%, 1/15/2032	3,016,000	2,994,721
Series 2025-5A, Class C, 4.68%, 3/15/2032	3,810,000	3,776,024
Series 2026-2A, Class C, 4.91%, 8/16/2032	5,000,000	4,974,650
Exeter Select Automobile Receivables Trust
Series 2025-2, Class B, 4.63%, 11/17/2031	3,748,000	3,726,846
Series 2025-3, Class B, 4.42%, 3/15/2032	5,920,000	5,855,753
Series 2025-3, Class C, 5.00%, 3/15/2032	8,584,000	8,541,119
Series 2026-1, Class B, 4.99%, 10/15/2032	2,500,000	2,499,566
Fig Six Trust Series 2026-PF1, Class A, 5.75%, 8/25/2056 (a) (b)	3,051,064	3,040,599
FIGRE Trust
Series 2025-HE3, Class A, 5.56%, 5/25/2055 (a) (b)	6,207,374	6,174,640
Series 2025-HE6, Class A, 5.04%, 9/25/2055 (a) (b)	4,059,867	4,006,471
First Franklin Mortgage Loan Trust
Series 2002-FF1, Class M1, 4.83%, 4/25/2032 (b)	34,665	37,943
Series 2002-FF4, Class M1, 5.36%, 2/25/2033 (b)	578,174	495,686
Series 2003-FFH1, Class M2, 6.41%, 9/25/2033 (b)	231,353	207,242
Series 2004-FF8, Class M4, 5.39%, 10/25/2034 (b)	173,916	133,178
First Investors Auto Owner Trust Series 2025-1A, Class B, 4.39%, 1/15/2031 (a)	5,000,000	4,958,141
FirstKey Homes Trust
Series 2022-SFRA, Class A, 3.10%, 3/17/2039 (a)	1,927,399	1,907,942
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2022-SFR1, Class B, 4.49%, 5/19/2039 (a)	6,000,000	5,959,857
FMC GMSR Issuer Trust Series 2026-GT1I, Class A, 5.90%, 8/20/2029 ‡ (b)	5,000,000	5,000,000
Fortiva Retail Credit Master Note Business Trust Series 2025-TWO, Class A, 5.92%, 5/15/2031 (a)	3,455,000	3,438,335
Foundation Finance Trust
Series 2021-2A, Class B, 2.79%, 1/15/2042 (a)	1,548,762	1,478,145
Series 2024-1A, Class A, 5.50%, 12/15/2049 (a)	1,274,597	1,281,889
Series 2024-2A, Class A, 4.60%, 3/15/2050 (a)	2,712,144	2,677,071
Series 2025-1A, Class A, 4.95%, 4/15/2050 (a)	7,143,343	7,085,246
Series 2025-2A, Class A, 4.67%, 4/15/2052 (a)	6,067,046	5,982,875
Series 2026-1A, Class B, 5.28%, 2/17/2053 (a)	4,798,000	4,765,161
FS Rialto (Cayman Islands) Series 2021-FL3, Class A, 5.25%, 11/16/2036 (a) (b)	1,899,341	1,899,597
GLS Auto Receivables Issuer Trust
Series 2023-1A, Class D, 7.01%, 1/16/2029 (a)	3,339,442	3,372,292
Series 2022-1A, Class E, 5.64%, 5/15/2029 (a)	7,000,000	7,013,672
Series 2025-2A, Class B, 4.97%, 10/15/2029 (a)	2,500,000	2,506,925
Series 2025-3A, Class B, 4.57%, 1/15/2030 (a)	8,260,000	8,247,867
Series 2026-1A, Class B, 4.22%, 8/17/2030 (a)	4,000,000	3,964,322
Series 2026-2A, Class B, 4.63%, 9/16/2030 (a)	3,125,000	3,108,690
Series 2026-3A, Class B, 4.92%, 12/16/2030 (a)	4,800,000	4,791,387
Series 2025-3A, Class C, 4.69%, 5/15/2031 (a)	4,500,000	4,480,852
Series 2025-3A, Class D, 5.16%, 6/16/2031 (a)	4,390,000	4,350,756
Series 2025-4A, Class C, 4.74%, 8/15/2031 (a)	7,220,000	7,160,266
Series 2026-1A, Class C, 4.56%, 11/17/2031 (a)	10,056,000	9,910,801
GLS Auto Select Receivables Trust
Series 2024-4A, Class A2, 4.43%, 12/17/2029 (a)	492,233	492,030

29

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-4A, Class C, 4.75%, 11/15/2030 (a)	2,734,000	2,717,012
Series 2025-3A, Class B, 4.81%, 9/15/2031 (a)	1,609,000	1,603,477
GM Financial Consumer Automobile Receivables Trust Series 2025-3, Class B, 4.53%, 9/16/2031	1,740,000	1,726,021
Goodgreen (Cayman Islands)
Series 2018-1A, Class A, 3.93%, 10/15/2053 (a) (b)	1,448,769	1,333,503
Series 2019-1A, Class A, 3.86%, 10/15/2054 (a)	1,042,272	948,598
Goodgreen Trust Series 2017-2A, Class A, 3.26%, 10/15/2053 (a)	891,045	796,801
GoodLeap Home Improvement Solutions Trust Series 2026-1A, Class A, 5.31%, 12/20/2049 (a)	5,717,343	5,692,470
GreenSky Home Improvement Issuer Trust
Series 2024-2, Class A3, 5.15%, 10/27/2059 (a)	2,315,680	2,325,173
Series 2024-2, Class B, 5.26%, 10/27/2059 (a)	786,938	786,274
GS Mortgage-Backed Securities Trust
Series 2025-CES1, Class A1A, 5.57%, 5/25/2055 (a) (c)	7,852,148	7,842,877
Series 2026-CES1, Class A1, 4.90%, 5/25/2056 (a) (c)	1,171,502	1,156,077
Series 2026-CES2, Class A1A, 5.23%, 6/25/2056 (a) (c)	3,301,038	3,267,570
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	553,250	495,677
Hertz Vehicle Financing LLC
Series 2025-3A, Class A, 5.06%, 12/26/2029 (a)	14,285,000	14,146,925
Series 2025-2A, Class A, 5.13%, 9/25/2031 (a)	1,050,000	1,027,255
Hertz Vehicle Financing LP Series 2021-2A, Class A, 1.68%, 12/27/2027 (a)	9,133,333	9,084,244
Hibernia IV Abs Issuer LLC 6.32%, 8/25/2046 ‡	4,000,000	3,999,974
Hilton Grand Vacations Trust
Series 2022-2A, Class A, 4.30%, 1/25/2037 (a)	638,151	632,566
Series 2020-AA, Class A, 2.74%, 2/25/2039 (a)	289,468	287,202
Series 2025-1A, Class A, 4.88%, 5/27/2042 (a)	1,158,270	1,152,056
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2026-1A, Class A, 4.67%, 2/25/2043 (a)	2,444,595	2,426,474
Series 2026-1A, Class B, 5.01%, 2/25/2043 (a)	5,695,824	5,643,831
Series 2025-2A, Class A, 4.54%, 5/25/2044 (a)	4,117,424	4,087,286
Series 2025-3EXT, Class A, 4.56%, 10/25/2044 (a)	11,216,479	11,048,776
Series 2025-3EXT, Class B, 4.90%, 10/25/2044 (a)	1,805,649	1,784,919
Series 2026-2A, Class A, 4.83%, 3/27/2045 (a)	1,557,038	1,546,871
Series 2026-2A, Class B, 5.10%, 3/27/2045 (a)	1,192,529	1,183,317
Home Partners of America Trust
Series 2021-2, Class E2, 2.95%, 12/17/2026 (a)	3,947,705	3,912,300
Series 2022-1, Class B, 4.33%, 4/17/2039 (a)	9,264,460	9,197,836
Series 2022-1, Class D, 4.73%, 4/17/2039 (a)	522,611	517,843
Series 2019-1, Class D, 3.41%, 9/17/2039 (a)	812,485	794,193
Series 2021-3, Class D, 3.00%, 1/17/2041 (a)	1,608,054	1,500,826
Series 2021-1, Class B, 1.98%, 9/17/2041 (a)	4,842,890	4,393,693
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B, 4.96%, 3/21/2033 (a)	1,950,008	1,946,581
Series 2025-2, Class B1, 4.84%, 9/20/2033 (a)	3,273,710	3,258,293
J.P. Morgan Mortgage Trust Series 2026-CES1, Class A1A, 4.91%, 6/25/2056 (a) (c)	3,347,124	3,299,885
JGW ABS Trust 6.00%, 8/15/2036 ‡ (a)	5,000,000	4,999,844
Jonah Energy ABS LLC Series 2025-2A, Class A1, 5.91%, 1/10/2041 ‡ (a)	1,280,972	1,273,670
LAD Auto Receivables Trust Series 2025-2A, Class B, 4.53%, 5/17/2032 (a)	4,000,000	3,962,668
LAD Select Auto Receivables Trust Series 2026-A, Class A3, 4.79%, 11/15/2032 (a)	2,120,000	2,119,706
LCM Ltd. (Cayman Islands) Series 34A, Class A1R, 4.91%, 10/20/2034 (a) (b)	15,000,000	15,002,970
Lending Funding Trust Series 2020-2A, Class C, 4.30%, 4/21/2031 (a)	980,000	966,584

30

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Lendmark Funding Trust
Series 2021-1A, Class A, 1.90%, 11/20/2031 (a)	3,794,233	3,743,609
Series 2021-1A, Class B, 2.47%, 11/20/2031 (a)	1,000,000	965,438
Series 2021-1A, Class C, 3.41%, 11/20/2031 (a)	1,500,000	1,445,519
Series 2021-2A, Class A, 2.00%, 4/20/2032 (a)	13,165,000	12,857,169
Series 2021-2A, Class C, 3.09%, 4/20/2032 (a)	3,500,000	3,299,524
Series 2024-2A, Class C, 5.25%, 2/21/2034 (a)	1,728,000	1,724,587
Series 2025-1A, Class B, 5.33%, 9/20/2034 (a)	2,998,000	2,997,602
Series 2025-2A, Class A, 4.78%, 10/20/2034 (a)	6,000,000	5,942,586
Series 2025-2A, Class B, 4.98%, 10/20/2034 (a)	11,025,000	10,963,773
Series 2025-2A, Class C, 5.28%, 10/20/2034 (a)	3,000,000	2,987,652
Series 2025-3A, Class C, 5.04%, 5/21/2035 (a)	4,000,000	3,888,383
Series 2026-1A, Class A, 4.80%, 11/20/2035 (a)	5,835,000	5,770,688
Series 2026-1A, Class B, 5.09%, 11/20/2035 (a)	2,750,000	2,706,885
LVNV 6.55%, 8/15/2029 ‡	5,000,000	5,000,000
M&T Equipment Notes Series 2024-1A, Class A2, 4.99%, 8/18/2031 (a)	129,315	129,352
Madison Park Funding Ltd. (Cayman Islands)
Series 13A, Class AR2, 4.67%, 11/21/2030 (a) (b)	4,306,475	4,305,678
Series 2021-52A, Class AR, 4.83%, 1/22/2035 (a) (b)	8,000,000	8,005,584
Magnetite Ltd. (Cayman Islands)
Series 2021-31A, Class A1R, 4.75%, 7/15/2034 (a) (b)	10,000,000	9,997,130
Series 2022-32A, Class AR, 4.90%, 10/15/2037 (a) (b)	8,000,000	8,005,736
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	1,123,431	1,114,446
Series 2024-AA, Class A, 5.13%, 9/22/2036 (a)	10,700,000	10,728,306
Series 2021-BA, Class A, 2.10%, 11/20/2036 (a)	5,745,000	5,648,182
Series 2025-AA, Class C, 5.69%, 5/20/2038 (a)	3,000,000	3,002,851
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2025-BA, Class C, 5.19%, 11/22/2038 (a)	3,500,000	3,440,663
Series 2026-AA, Class B, 5.30%, 5/20/2039 (a)	4,905,000	4,887,373
Series 2026-AA, Class C, 5.66%, 5/20/2039 (a)	3,250,000	3,229,672
Marlette Funding Trust Series 2025-1A, Class B, 4.95%, 7/16/2035 (a)	9,103,982	9,118,613
MF1 Ltd. (Cayman Islands)
Series 2021-FL7, Class A, 4.83%, 10/16/2036 (a) (b)	365,097	365,085
Series 2022-FL8, Class A, 5.00%, 2/19/2037 (a) (b)	1,647,047	1,647,039
Midcon 6.02%, 7/10/2030 ‡	5,000,000	5,000,000
Mission Lane Credit Card Master Trust Series 2025-B, Class A, 5.06%, 9/15/2031 (a)	5,700,000	5,679,503
MMP Capital LLC Series 2025-A, Class A, 5.36%, 12/15/2031 (a)	922,106	923,303
MVW LLC
Series 2024-2A, Class A, 4.43%, 3/20/2042 (a)	1,408,501	1,393,963
Series 2025-1A, Class A, 4.97%, 9/22/2042 (a)	2,268,529	2,263,227
Series 2025-1A, Class B, 5.21%, 9/22/2042 (a)	2,268,529	2,262,925
Series 2025-1A, Class C, 5.75%, 9/22/2042 (a)	1,890,441	1,887,725
Series 2024-1A, Class A, 5.32%, 2/20/2043 (a)	941,944	948,479
Series 2026-1A, Class B, 4.97%, 3/20/2043 (a)	2,154,223	2,125,737
Series 2025-2A, Class A, 4.48%, 10/20/2044 (a)	4,858,939	4,779,269
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands) Series 2021-42A, Class AR, 4.74%, 7/16/2036 (a) (b)	5,000,000	4,998,570
New Century Home Equity Loan Trust Series 2003-5, Class AII, 4.58%, 11/25/2033 (b)	94,477	62,104
Nexus Nova (Spain) 6.50%, 11/8/2028 ‡	2,891,484	2,891,571
Nexus Nova Frn 6.55%, 8/10/2027 ‡	3,000,000	3,000,000
NMABS Issuer LLC Series 2025-1A, Class A, 5.14%, 11/22/2055 (a)	8,763,538	8,616,501
OCP CLO Ltd. (Cayman Islands)
Series 2015-9A, Class AR3, 4.85%, 1/15/2037 (a) (b)	5,000,000	4,998,560
Series 2023-26A, Class AR, 4.83%, 4/17/2037 (a) (b)	5,000,000	4,998,550

31

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Octane Receivables Trust
Series 2025-1A, Class B, 4.61%, 6/20/2031 (a)	2,750,000	2,726,037
Series 2024-2A, Class D, 6.19%, 7/20/2032 (a)	3,801,000	3,859,963
Series 2024-3A, Class E, 7.66%, 11/22/2032 (a)	1,559,000	1,622,698
Series 2026-RVM1, Class B, 5.18%, 6/20/2047 (a)	3,249,000	3,245,995
OneMain Direct Auto Receivables Trust Series 2026-1A, Class B, 4.70%, 1/17/2034 (a)	6,000,000	5,864,008
Onemain Financial Issuance Trust Series 2025-1A, Class C, 5.20%, 7/14/2038 (a)	6,625,000	6,578,294
OneMain Financial Issuance Trust
Series 2020-2A, Class B, 2.21%, 9/14/2035 (a)	2,132,000	2,076,321
Series 2021-1A, Class A1, 1.55%, 6/16/2036 (a)	3,985,175	3,915,607
Series 2021-1A, Class B, 1.95%, 6/16/2036 (a)	3,940,000	3,761,706
Series 2019-2A, Class A, 3.14%, 10/14/2036 (a)	600,000	593,832
Series 2019-2A, Class B, 3.41%, 10/14/2036 (a)	5,000,000	4,850,494
Series 2019-2A, Class C, 3.66%, 10/14/2036 (a)	8,000,000	7,727,053
Series 2026-2A, Class B, 5.27%, 1/14/2038 (a)	7,000,000	6,980,825
Series 2026-1A, Class B, 5.20%, 7/14/2039 (a)	5,879,000	5,841,875
Oportun Issuance Trust
Series 2025-D, Class B, 5.31%, 2/8/2033 (a)	6,300,000	6,273,084
Series 2025-B, Class A, 4.88%, 5/9/2033 (a)	7,250,000	7,240,196
Series 2025-B, Class B, 5.28%, 5/9/2033 (a)	5,000,000	4,993,885
Series 2025-C, Class A, 4.49%, 7/8/2033 (a)	10,140,000	10,082,104
Series 2026-A, Class A, 4.32%, 1/9/2034 (a)	12,000,000	11,875,429
Series 2026-A, Class B, 5.06%, 1/9/2034 (a)	4,220,000	4,192,574
Pagaya AI Technology in Housing Trust Series 2023-1, Class A, 3.60%, 10/25/2040 (a)	3,500,000	3,360,429
Palmer Square Loan Funding Ltd. (Cayman Islands) Series 2025-1A, Class A2, 4.94%, 2/15/2033 (a) (b)	4,800,000	4,797,494
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

PAR Issuer Trust Series 2026-3A, Class A, 5.89%, 5/15/2034 ‡ (a)	3,500,000	3,496,676
PEAC Solutions Receivables LLC Series 2024-2A, Class A2, 4.74%, 4/20/2027 (a)	92,644	92,667
PFP Ltd. (Cayman Islands) Series 2026-14, Class A, 4.96%, 12/18/2043 (a) (b)	7,412,000	7,411,970
Post Road Equipment Finance LLC Series 2026-1A, Class B, 4.91%, 2/15/2033 (a)	1,690,000	1,670,315
PowerPay Issuance Trust Series 2025-1A, Class A, 5.23%, 11/18/2041 (a)	3,979,084	3,951,579
Progress Residential Trust
Series 2022-SFR2, Class C, 3.75%, 4/17/2027 (a)	1,900,000	1,879,353
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (a)	4,370,447	4,351,794
Series 2021-SFR9, Class B, 2.26%, 11/17/2040 (a)	4,916,000	4,609,995
Series 2021-SFR9, Class D, 2.71%, 11/17/2040 (a)	2,000,000	1,883,731
Series 2021-SFR10, Class B, 2.72%, 12/17/2040 (a)	4,052,089	3,813,032
Series 2022-SFR1, Class B, 3.11%, 2/17/2041 (a)	4,000,000	3,786,557
Series 2024-SFR1, Class A, 3.35%, 2/17/2041 (a)	5,388,776	5,175,991
Series 2024-SFR2, Class A, 3.30%, 4/17/2041 (a)	7,825,466	7,462,432
Series 2024-SFR3, Class A, 3.00%, 6/17/2041 (a)	24,275,736	22,953,323
Series 2024-SFR4, Class A, 3.10%, 7/17/2041 (a)	6,878,603	6,503,968
Series 2024-SFR4, Class B, 3.33%, 7/17/2041 (a)	4,000,000	3,759,177
Series 2025-SFR2, Class A, 3.31%, 4/17/2042 (a)	11,908,197	11,153,413
Series 2025-SFR3, Class A, 3.39%, 7/17/2042 (a)	10,000,000	9,366,532
Series 2025-SFR4, Class A, 4.30%, 8/17/2042 (a)	7,995,199	7,732,274
Series 2025-SFR5, Class A, 3.85%, 10/17/2042 (a)	31,703,654	30,025,314
Series 2026-SFR1, Class B, 4.00%, 2/17/2043 (a)	5,996,381	5,605,580
Series 2026-SFR2, Class A, 4.24%, 5/17/2043 (a)	5,515,000	5,270,585
Series 2026-SFR2, Class B, 4.32%, 5/17/2043 (a)	3,290,000	3,105,619
Series 2026-SFR3, Class B, 4.20%, 7/17/2043 (a)	1,724,000	1,611,116

32

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Purchasing Power Funding LLC Series 2026-A, Class A, 4.37%, 8/15/2030 (a)	4,930,000	4,865,232
RASC Trust Series 2003-KS4, Class MI2, 5.01%, 6/25/2033 (c)	522,587	423,221
RCKT Mortgage Trust
Series 2025-CES8, Class A1A, 5.15%, 8/25/2055 (a) (b)	6,591,719	6,546,401
Series 2025-CES11, Class A1A, 4.97%, 11/25/2055 (a) (c)	4,019,717	3,975,275
Series 2025-CES12, Class A1A, 5.03%, 11/25/2055 (a) (c)	5,262,998	5,206,468
Series 2026-CES2, Class A1A, 4.76%, 2/25/2056 (a) (c)	6,796,043	6,685,125
Series 2026-CES4, Class A1A, 5.12%, 4/25/2056 (a) (c)	3,831,897	3,795,915
Series 2026-CES5, Class A1A, 5.25%, 5/25/2056 (a) (c)	5,008,132	4,966,653
Series 2026-CES7, Class A1A, 5.41%, 7/1/2056 (a) (c)	9,336,740	9,324,947
RCKTL Series 2025-2A, Class B, 4.60%, 11/27/2034 (a)	3,400,000	3,385,937
Reach ABS Trust
Series 2025-1A, Class A, 4.96%, 8/16/2032 (a)	158,238	158,334
Series 2026-1A, Class B, 4.37%, 2/15/2033 (a)	2,000,000	1,986,195
Series 2026-1A, Class C, 4.80%, 2/15/2033 (a)	6,225,000	6,127,373
Series 2026-2A, Class B, 4.81%, 2/15/2035 (a)	6,680,000	6,660,465
Regional Management Issuance Trust
Series 2022-1, Class C, 4.46%, 3/15/2032 (a)	1,285,354	1,282,563
Series 2021-2, Class A, 1.90%, 8/15/2033 (a)	5,435,948	5,331,121
Series 2025-1, Class A, 4.99%, 4/17/2034 (a)	4,055,000	4,063,052
Series 2024-1, Class A, 5.83%, 7/15/2036 (a)	5,899,000	5,942,331
Reprise Financial Receivables Trust Series 2026-1, Class A, 5.54%, 4/18/2033 (a)	3,122,403	3,122,448
Republic Finance Issuance Trust
Series 2025-A, Class A, 4.59%, 11/20/2034 (a)	10,000,000	9,856,913
Series 2026-A, Class B, 5.15%, 6/20/2039 (a)	5,880,000	5,794,140
Research-Driven Pagaya Motor Asset Trust
Series 2026-1A, Class A3, 4.86%, 1/25/2035 (a)	10,000,000	9,954,772
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2026-2A, Class A2, 4.84%, 2/26/2035 (a)	10,000,000	10,003,398
Series 2026-2A, Class A3, 5.38%, 2/26/2035 (a)	3,156,000	3,156,750
Series 2026-3A, Class A2, 4.85%, 3/26/2035 (a)	9,805,000	9,803,543
Series 2026-3A, Class A3, 5.38%, 3/26/2035 (a)	3,705,000	3,703,969
Research-Driven Pagaya Motor AssetTrust
Series 2026-4A, Class A2, 4.92%, 5/25/2035 (a)	12,000,000	11,996,092
Series 2026-4A, Class A3, 5.35%, 5/25/2035 (a)	8,750,000	8,738,639
Research-Driven Pagaya Motor Trust
Series 2025-5A, Class A3, 4.84%, 6/26/2034 (a)	7,147,000	7,117,642
Series 2025-6A, Class A3, 5.01%, 8/25/2034 (a)	4,000,000	3,987,932
Series 2026-X1A, Class A2, 4.82%, 9/25/2036 (a)	10,000,000	10,000,000
Series 2026-X1A, Class A3, 5.28%, 9/25/2036 (a)	4,000,000	4,000,000
RKTL Series 2026-1A, Class B, 4.33%, 2/26/2035 (a)	2,630,000	2,607,588
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C, 5.82%, 6/15/2032 (a)	3,117,641	3,137,434
Series 2026-A, Class B, 4.81%, 7/17/2034 (a)	2,290,000	2,278,939
Santander Drive Auto Receivables Trust
Series 2024-2, Class D, 6.28%, 8/15/2031	7,000,000	7,136,264
Series 2024-4, Class D, 5.32%, 12/15/2031	10,406,000	10,451,682
Series 2025-4, Class C, 4.52%, 1/15/2032	1,140,000	1,130,739
SCF Equipment Leasing LLC Series 2025-2A, Class B, 4.51%, 6/20/2036 (a)	5,500,000	5,350,251
Sierra Timeshare Receivables Funding LLC
Series 2025-1A, Class A, 4.81%, 1/21/2042 (a)	1,430,651	1,420,980
Series 2026-2A, Class B, 5.19%, 5/20/2043 (a)	4,984,943	4,972,976
Series 2025-2A, Class A, 4.72%, 4/20/2044 (a)	1,485,325	1,472,216
Series 2025-2A, Class B, 4.93%, 4/20/2044 (a)	4,153,285	4,119,683
Series 2025-3A, Class A, 4.44%, 8/22/2044 (a)	2,026,247	2,009,808

33

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
SoFi Consumer Loan Program Trust Series 2025-1, Class A, 4.80%, 2/27/2034 (a)	503,446	504,252
STAR Trust
Series 2025-SFR5, Class A, 5.09%, 2/17/2042 (a) (b)	998,682	999,277
Series 2025-SFR6, Class A, 5.04%, 8/17/2042 (a) (b)	5,000,000	5,000,570
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA, Class B, 4.74%, 4/20/2029 (a)	12,358,000	12,358,479
Stream Innovations Issuer Trust Series 2026-1A, Class A, 4.78%, 8/15/2046 (a)	12,649,187	12,381,359
TCI-Flatiron CLO Ltd. (Cayman Islands) Series 2018-1A, Class AR2, 4.78%, 7/29/2035 (a) (b)	2,546,451	2,546,999
Tesla Auto Lease Trust
Series 2024-A, Class B, 5.55%, 5/22/2028 (a)	2,922,475	2,924,446
Series 2024-B, Class A4, 4.88%, 6/20/2028 (a)	6,500,000	6,508,108
Tesla Lease Electric Vehicle Securitization LLC Series 2025-A, Class A4, 4.37%, 5/21/2029 (a)	6,000,000	5,977,906
Towd Point Mortgage Trust
Series 2026-FIX1, Class A1, 4.98%, 12/25/2065 (a) (c)	4,299,677	4,236,638
Series 2026-CES2, Class A1A, 4.72%, 2/25/2066 (a) (c)	5,204,393	5,103,234
Series 2026-FIX2, Class A1A, 5.31%, 4/25/2066 (a) (c)	3,543,741	3,511,135
Series 2026-CES3, Class A1, 5.30%, 6/20/2066 (a) (c)	5,612,979	5,582,887
Tricon American Homes Trust Series 2020-SFR2, Class C, 2.03%, 11/17/2039 (a)	4,000,000	3,838,219
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (a)	1,640,423	1,626,259
Series 2024-SFR1, Class A, 4.65%, 4/17/2041 (a)	1,388,037	1,365,800
Series 2025-SFR1, Class A, 4.74%, 3/17/2042 (a) (b)	2,666,417	2,664,392
Tricon Trust Series 2026-SFR2, Class A, 4.94%, 6/17/2043 (a) (b)	5,782,000	5,787,500
Truist Bank Auto Credit-Linked Notes
Series 2025-1, Class B, 4.73%, 9/26/2033 (a)	10,230,702	10,183,074
Series 2026-1, Class B, 5.07%, 6/26/2034 (a)	3,700,253	3,686,712
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

UPG HI Issuer Trust
Series 2025-2, Class A, 5.00%, 9/25/2047 (a)	3,866,844	3,844,664
Series 2026-1, Class A, 5.03%, 2/25/2048 (a)	3,940,532	3,915,129
Series 2026-2, Class A, 5.25%, 4/27/2048 (a)	1,357,069	1,354,819
Upstart Securitization Trust
Series 2025-3, Class A2, 4.60%, 9/20/2035 (a)	4,739,251	4,736,689
Series 2026-2, Class B, 5.08%, 5/20/2036 (a)	5,415,000	5,387,804
UPSTART Securitization Trust
Series 2026-1, Class A2, 4.30%, 3/20/2036 (a)	4,376,187	4,365,296
Series 2026-3, Class A2, 4.77%, 7/20/2036 (a)	5,435,000	5,426,892
UPX HIL Issuer Trust Series 2025-1, Class A, 5.16%, 1/25/2047 (a)	5,257,697	5,212,667
Verdant Receivables LLC Series 2023-1A, Class A2, 6.24%, 1/13/2031 (a)	750,426	757,162
Veros Auto Receivables Trust
Series 2026-1, Class B, 4.84%, 5/15/2029 (a)	1,410,000	1,407,055
Series 2026-2, Class B, 5.26%, 10/10/2029 (a)	2,210,000	2,207,270
Series 2025-1, Class C, 6.17%, 12/17/2029 (a)	5,000,000	5,044,701
Vista Point Securitization Trust Series 2024-CES1, Class A1, 6.68%, 5/25/2054 (a) (c)	1,514,072	1,519,685
VOLT C LLC Series 2021-NPL9, Class A1, 5.99%, 5/25/2051 (a) (c)	316,775	316,756
Volvo Financial Equipment LLC
Series 2025-2A, Class A3, 3.99%, 12/17/2029 (a)	3,500,000	3,465,364
Series 2025-2A, Class A4, 4.06%, 6/15/2033 (a)	2,250,000	2,206,552
Western Funding Auto Loan Trust Series 2025-1, Class B, 4.98%, 9/17/2035 (a)	8,600,000	8,587,035
Westgate Resorts LLC Series 2026-1A, Class A, 5.19%, 10/20/2039 (a)	6,215,299	6,197,892
Westlake Automobile Receivables Trust
Series 2023-2A, Class D, 7.01%, 11/15/2028 (a)	10,218,178	10,302,833
Series 2023-3A, Class D, 6.47%, 3/15/2029 (a)	3,350,000	3,390,939
Series 2025-1A, Class D, 5.54%, 11/15/2030 (a)	7,932,000	7,989,645

34

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2025-2A, Class C, 4.85%, 1/15/2031 (a)	15,000,000	14,985,579
Series 2025-3A, Class C, 4.68%, 7/15/2031 (a)	5,200,000	5,176,739
Wind River CLO Ltd. (Cayman Islands) Series 2021-4A, Class AR, 4.96%, 1/20/2035 (a) (b)	15,000,000	14,998,590
Wingspire Equipment Finance LLC
Series 2024-1A, Class A2, 4.99%, 9/20/2032 (a)	1,199,177	1,201,457
Series 2025-1A, Class A2, 4.33%, 9/20/2033 (a)	2,331,262	2,326,223
World Omni Auto Receivables Trust Series 2024-A, Class A4, 4.84%, 10/15/2029	2,890,000	2,899,864
Total Asset-Backed Securities (Cost $1,719,920,870)		1,711,287,274
Collateralized Mortgage Obligations — 15.8%
Alternative Loan Trust
Series 2004-J4, Class 1A6, 5.33%, 6/25/2034 (c)	93	92
Series 2004-33, Class 3A3, 4.61%, 12/25/2034 (b)	60,464	58,167
Anchor Mortgage Trust Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (a) (c)	1,695,000	1,687,390
Banc of America Funding Trust Series 2006-1, Class 2A1, 5.50%, 1/25/2036	71,369	61,952
Banc of America Mortgage Trust Series 2004-D, Class 2A2, 5.76%, 5/25/2034 (b)	46,813	44,935
Bayview Opportunity Master Fund VII Trust Series 2026-1, Class A1A, 5.52%, 7/25/2056 (a) (c)	5,026,746	4,998,176
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC6, Class M1, 4.79%, 11/25/2034 (b)	46,551	39,946
BRAVO Residential Funding Trust Series 2025-NQM6, Class A1, 5.33%, 6/25/2065 (a) (c)	4,374,395	4,349,367
Brean Asset-Backed Securities Trust Series 2025-RM13, Class A1, 4.25%, 10/25/2065 ‡ (a)	2,112,534	2,025,472
CAFL Issuer LP Series 2025-RRTL2, Class A1, 5.18%, 11/28/2040 (a) (c)	4,865,000	4,824,991
Castlelake Residential Mortgage Trust Series 2026-RTL1, Class A1, 5.68%, 8/25/2041 ‡ (a) (c)	1,995,000	1,990,223
CFMT LLC Series 2024-HB15, Class A, 4.00%, 8/25/2034 ‡ (a) (b)	851,843	848,843
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Connecticut Avenue Securities
Series 2025-R01, Class 1A1, 4.59%, 1/25/2045 (a) (b)	2,272,393	2,268,144
Series 2025-R01, Class 1M1, 4.74%, 1/25/2045 (a) (b)	654,936	654,735
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M2, 5.54%, 12/25/2041 (a) (b)	4,781,624	4,787,601
Series 2022-R03, Class 1M2, 7.14%, 3/25/2042 (a) (b)	16,858,571	17,077,474
Series 2024-R01, Class 1M1, 4.69%, 1/25/2044 (a) (b)	433,244	432,975
Series 2024-R02, Class 1M1, 4.74%, 2/25/2044 (a) (b)	141,128	141,085
Series 2024-R05, Class 2A1, 4.64%, 7/25/2044 (a) (b)	24,961,625	24,980,793
Series 2024-R06, Class 1A1, 4.79%, 9/25/2044 (a) (b)	3,186,395	3,185,415
Series 2025-R02, Class 1A1, 4.64%, 2/25/2045 (a) (b)	11,587,855	11,587,832
Series 2025-R02, Class 1M1, 4.79%, 2/25/2045 (a) (b)	544,686	544,685
Series 2025-R03, Class 2A1, 5.09%, 3/25/2045 (a) (b)	1,403,481	1,406,091
Series 2025-R03, Class 2M1, 5.24%, 3/25/2045 (a) (b)	462,852	463,144
Series 2025-R04, Class 1M1, 4.84%, 5/25/2045 (a) (b)	1,021,139	1,021,136
Series 2025-R05, Class 2M1, 4.84%, 7/25/2045 (a) (b)	4,773,992	4,773,980
Series 2025-R06, Class 1M1, 4.59%, 9/25/2045 (a) (b)	2,345,423	2,340,332
Series 2026-R04, Class 2A1, 4.54%, 7/25/2046 (a) (b)	3,909,909	3,907,485
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland) Series 2004-5, Class 4A1, 6.00%, 9/25/2034	167,356	167,026
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24, Class 2A4, 6.45%, 10/25/2033 (b)	68,016	67,105
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.49%, 2/25/2020 (b)	12,357	11,971
EFMT Series 2026-AE5, Class A5, 5.50%, 8/25/2061 (a) (b)	4,344,000	4,336,704
FHLMC Seasoned Credit Risk Transfer Trust Series 2020-1, Class M55G, 3.00%, 8/25/2059	5,465,494	4,867,644

35

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
FHLMC STACR REMIC Trust
Series 2024-HQA2, Class A1, 4.89%, 8/25/2044 (a) (b)	7,000,000	6,999,984
Series 2025-HQA1, Class A1, 4.59%, 2/25/2045 (a) (b)	4,225,000	4,222,396
Series 2025-HQA1, Class M1, 4.79%, 2/25/2045 (a) (b)	1,333,231	1,332,825
Series 2025-DNA2, Class M1, 4.84%, 5/25/2045 (a) (b)	327,009	327,008
Series 2025-DNA3, Class M1, 4.74%, 9/25/2045 (a) (b)	5,458,674	5,455,322
Series 2025-DNA4, Class M1, 4.74%, 10/25/2045 (a) (b)	8,572,877	8,564,870
FHLMC, REMIC
Series 1974, Class ZA, 7.00%, 7/15/2027	27	27
Series 4120, Class KI, IO, 3.00%, 10/15/2032	292,149	13,133
Series 4187, Class CA, 2.00%, 4/15/2033	6,332,739	5,915,293
Series 5000, Class CB, 1.25%, 1/25/2035	2,413,632	2,187,319
Series 3300, Class FA, 4.05%, 8/15/2035 (b)	65,867	65,297
Series 3085, Class VS, IF, 13.72%, 12/15/2035 (b)	63,715	71,473
Series 5528, Class BV, 5.00%, 3/25/2036	7,030,402	6,941,736
Series 5547, Class HV, 5.00%, 5/25/2036	10,466,512	10,364,937
Series 5580, Class DV, 5.00%, 8/25/2036	5,397,606	5,340,373
Series 4867, Class WF, 4.15%, 4/15/2037 (b)	4,242,788	4,196,536
Series 4350, Class AF, 4.10%, 12/15/2037 (b)	1,132,803	1,104,579
Series 4350, Class FK, 4.10%, 6/15/2038 (b)	1,363,608	1,341,030
Series 4515, Class FA, 4.12%, 8/15/2038 (b)	652,293	643,978
Series 4350, Class KF, 4.10%, 1/15/2039 (b)	161,278	157,245
Series 4448, Class TF, 4.07%, 5/15/2040 (b)	1,117,771	1,104,036
Series 4480, Class FM, 4.10%, 6/15/2040 (b)	1,990,330	1,939,870
Series 4457, Class KF, 4.10%, 10/15/2040 (b)	1,983,430	1,957,328
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 4611, Class BF, 4.15%, 6/15/2041 (b)	6,457,803	6,394,682
Series 4363, Class FA, 4.12%, 9/15/2041 (b)	1,085,629	1,070,337
Series 4413, Class WF, 4.10%, 10/15/2041 (b)	759,625	741,074
Series 4559, Class AF, 4.25%, 3/15/2042 (b)	618,023	602,827
Series 4074, Class FE, 4.15%, 7/15/2042 (b)	882,673	872,341
Series 4150, Class F, 4.12%, 1/15/2043 (b)	2,616,792	2,577,347
Series 4161, Class YF, 4.12%, 2/15/2043 (b)	1,923,206	1,894,661
Series 4281, Class FB, 4.30%, 12/15/2043 (b)	1,288,041	1,278,868
Series 4606, Class FL, 4.25%, 12/15/2044 (b)	2,599,227	2,573,409
Series 4594, Class GN, 2.50%, 2/15/2045	1,111,254	1,026,741
Series 5334, Class GA, 6.00%, 7/25/2045	3,907,838	3,949,410
Series 5283, Class EA, 5.50%, 11/25/2048	5,369,995	5,407,492
Series 4935, Class KP, 2.50%, 12/25/2049	2,714,462	2,358,939
Series 5564, Class DA, 5.00%, 8/25/2050	16,868,239	16,803,409
Series 5072, Class QC, 1.00%, 10/25/2050	4,305,956	3,407,470
Series 5551, Class BA, 5.00%, 10/25/2051	12,214,763	12,162,101
Series 5270, Class FH, 4.59%, 6/25/2052 (b)	2,892,203	2,892,388
Series 5535, Class B, 5.00%, 12/25/2052	6,993,354	6,962,415
Series 5381, Class FC, 4.64%, 2/25/2054 (b)	6,025,193	6,062,823
Series 5500, Class KF, 4.54%, 10/25/2054 (b)	8,869,691	8,913,125
Series 5460, Class AF, 4.69%, 10/25/2054 (b)	7,803,238	7,830,127
FHLMC, STRIPS
Series 343, Class F4, 4.10%, 10/15/2037 (b)	1,060,394	1,038,206
Series 328, Class S4, IF, IO, 2.19%, 2/15/2038 (b)	1,820,464	82,349

36

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-51, Class 1A, PO, 9/25/2042	35,965	27,665
Series T-54, Class 4A, 4.31%, 2/25/2043 (b)	463,726	446,426
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 4.32%, 12/25/2034 (b)	48,669	47,935
Flagstar Mortgage Trust Series 2019-2, Class A2, 3.50%, 12/25/2049 (a) (b)	1,093,256	965,564
FNMA Trust, Whole Loan Series 2004-W2, Class 4A, 5.12%, 2/25/2044 (b)	56,591	55,713
FNMA, Grantor Trust, Whole Loan
Series 2002-T6, Class A4, 5.42%, 3/25/2041 (b)	260,943	254,002
Series 2001-T8, Class A1, 7.50%, 7/25/2041	77,615	78,910
FNMA, REMIC
Series 2013-43, Class YH, 2.50%, 5/25/2033	323,449	306,187
Series 2024-103, Class GV, 5.50%, 12/25/2035	3,927,371	3,965,180
Series 2025-7, Class EV, 5.50%, 1/25/2036	10,739,035	10,842,663
Series 2006-16, Class HZ, 5.50%, 3/25/2036	67,734	68,351
Series 2025-24, Class PV, 5.00%, 4/25/2036	7,443,710	7,329,902
Series 2025-69, Class DV, 5.00%, 8/25/2036	8,831,388	8,739,605
Series 2025-44, Class BV, 5.00%, 12/25/2036	9,256,898	9,164,442
Series 2006-124, Class FC, 4.11%, 1/25/2037 (b)	336,920	333,712
Series 2007-76, Class ZG, 6.00%, 8/25/2037	83,014	83,223
Series 2014-23, Class FA, 4.05%, 10/25/2039 (b)	5,013,705	4,948,273
Series 2010-64, Class FC, 4.26%, 6/25/2040 (b)	4,331,468	4,308,224
Series 2012-38, Class PA, 2.00%, 9/25/2041	434,728	413,300
Series 2012-13, Class FA, 4.34%, 2/25/2042 (b)	3,156,545	3,140,798
Series 2012-31, Class FB, 4.31%, 4/25/2042 (b)	2,794,077	2,776,632
Series 2013-23, Class KJ, 2.25%, 5/25/2042	933,880	868,730
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2012-119, Class FB, 4.11%, 11/25/2042 (b)	1,931,415	1,900,238
Series 2012-139, Class JA, 3.50%, 12/25/2042	1,383,699	1,288,010
Series 2013-6, Class FL, 4.16%, 2/25/2043 (b)	432,078	426,156
Series 2014-49, Class AF, 4.07%, 8/25/2044 (b)	62,962	61,575
Series 2014-58, Class FG, 4.11%, 9/25/2044 (b)	3,181,138	3,138,427
Series 2015-28, Class CI, IO, 4.00%, 5/25/2045	6,686,444	1,186,500
Series 2015-42, Class BF, 4.06%, 6/25/2045 (b)	1,326,749	1,313,980
Series 2016-25, Class LA, 3.00%, 7/25/2045	4,498,892	4,187,656
Series 2016-33, Class JA, 3.00%, 7/25/2045	1,495,317	1,397,527
Series 2015-91, Class AF, 4.12%, 12/25/2045 (b)	1,435,547	1,418,003
Series 2016-19, Class OP, PO, 4/25/2046	801,122	620,505
Series 2016-58, Class SA, IO, 1.98%, 8/25/2046 (b)	3,883,183	227,735
Series 2017-108, Class PA, 3.00%, 6/25/2047	1,097,291	1,007,334
Series 2017-104, Class LA, 3.00%, 11/25/2047	753,960	683,164
Series 2019-1, Class LE, 3.00%, 2/25/2048	279,640	263,163
Series 2019-38, Class PC, 3.00%, 2/25/2048	1,609,672	1,497,557
Series 2018-7, Class CI, IO, 4.00%, 2/25/2048	7,828,610	1,483,791
Series 2025-70, Class FD, 4.04%, 1/25/2050 (b)	12,472,334	12,309,588
Series 2019-77, Class FP, 4.31%, 1/25/2050 (b)	7,662,847	7,564,847
Series 2024-103, Class M, 5.50%, 12/25/2050	8,276,756	8,326,430
Series 2024-90, Class G, 5.00%, 4/25/2051	3,489,599	3,476,533
Series 2024-101, Class DA, 5.50%, 5/25/2051	4,063,200	4,096,128
Series 2025-62, Class BA, 5.50%, 11/25/2051	7,348,301	7,380,826
Series 2024-92, Class HB, 5.00%, 12/25/2051	5,590,520	5,545,370
Series 2022-12, Class GE, 2.50%, 3/25/2052	5,733,247	5,248,607

37

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2025-29, Class KJ, 5.25%, 5/25/2052	7,159,306	7,170,420
Series 2019-41, Class GF, 4.26%, 3/25/2053 (b)	7,880,138	7,844,989
Series 2024-10, Class FA, 4.74%, 3/25/2054 (b)	28,557,155	28,697,610
Series 2014-66, Class WF, 4.10%, 10/25/2054 (b)	578,452	566,542
Series 2024-104, Class CF, 4.49%, 1/25/2055 (b)	4,854,735	4,869,058
Series 2019-74, Class BF, 4.31%, 12/25/2059 (b)	3,358,475	3,291,935
FNMA, REMIC Trust, Whole Loan
Series 2003-W4, Class 5A, 4.18%, 10/25/2042 (b)	228,729	226,996
Series 2003-W1, Class 2A, 5.03%, 12/25/2042 (b)	79,821	78,877
Series 2003-W15, Class 3A, 5.06%, 12/25/2042 (b)	256,853	250,384
Series 2009-W1, Class A, 6.00%, 12/25/2049	52,413	53,317
FNMA, STRIPS Series 400, Class 1, PO, 11/25/2039	705,171	555,562
GNMA
Series 2011-158, Class EB, 4.00%, 12/20/2026	27	27
Series 2012-61, Class FM, 4.15%, 5/16/2042 (b)	2,590,115	2,571,230
Series 2016-12, Class PA, 2.50%, 6/20/2045	3,109,540	2,900,655
Series 2024-28, Class BA, 5.00%, 2/20/2048	1,119,176	1,114,795
Series 2025-41, Class HA, 5.00%, 2/20/2050	6,233,027	6,176,074
Series 2025-120, Class TA, 5.00%, 5/20/2051	7,619,254	7,573,837
Series 2025-4, Class DC, 5.00%, 3/20/2052	5,150,282	5,126,640
Series 2024-44, Class HM, 4.00%, 4/20/2052	2,991,671	2,783,767
Series 2023-24, Class FD, 4.34%, 2/20/2053 (b)	7,541,624	7,503,820
Series 2024-159, Class PA, 4.50%, 10/20/2054	4,460,736	4,268,340
Series 2025-41, Class KF, 4.54%, 3/20/2055 (b)	14,486,649	14,532,857
Series 2012-H21, Class FA, 4.28%, 7/20/2062 (b)	281,157	281,504
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2012-H29, Class FA, 4.30%, 10/20/2062 (b)	109,555	109,429
Series 2013-H16, Class FA, 4.32%, 7/20/2063 (b)	498,533	498,195
Series 2014-H07, Class FC, 4.38%, 5/20/2064 (b)	1,988,917	1,989,210
Series 2014-H11, Class JA, 4.28%, 6/20/2064 (b)	537,893	536,603
Series 2014-H17, Class FM, 4.22%, 8/20/2064 (b)	1,390,683	1,388,345
Series 2015-H03, Class FD, 4.42%, 1/20/2065 (b)	730,250	731,502
Series 2015-H04, Class FL, 4.21%, 2/20/2065 (b)	965,586	964,072
Series 2015-H12, Class FJ, 4.21%, 5/20/2065 (b)	625,218	623,952
Series 2015-H14, Class FB, 4.21%, 5/20/2065 (b)	706,477	705,177
Series 2015-H12, Class FA, 4.26%, 5/20/2065 (b)	471,821	471,025
Series 2015-H15, Class FB, 4.38%, 6/20/2065 (b)	998,446	999,610
Series 2015-H19, Class FN, 4.22%, 7/20/2065 (b)	1,125,041	1,122,615
Series 2015-H23, Class TA, 4.25%, 9/20/2065 (b)	1,492,152	1,489,316
Series 2021-H07, Class FA, 4.62%, 5/20/2071 (b)	5,899,790	5,961,263
GS Mortgage-Backed Securities Trust Series 2025-PJ7, Class A5, 5.50%, 12/25/2055 (a) (b)	2,995,116	2,978,556
GSAA Trust Series 2004-CW1, Class 1A1, 5.50%, 4/1/2034	273,298	259,234
GSR Mortgage Loan Trust Series 2004-10F, Class 7A1, 5.50%, 9/25/2034	34,956	34,651
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A1, 5.24%, 9/25/2040 (a) (c)	2,500,000	2,495,328
Impac CMB Trust
Series 2004-6, Class 1A2, 4.56%, 10/25/2034 (b)	4,088	4,088
Series 2005-5, Class A1, 4.42%, 8/25/2035 (b)	188,142	179,772
IndyMac INDA Mortgage Loan Trust Series 2007-AR1, Class 1A1, 3.88%, 3/25/2037 (b)	181,552	132,107
JPMorgan Mortgage Trust Series 2003-A1, Class 1A1, 4.57%, 10/25/2033 (b)	9,265	8,890

38

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
LHOME Mortgage Trust
Series 2024-RTL4, Class A1, 5.92%, 7/25/2039 (a) (c)	2,616,670	2,616,348
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (a) (c)	3,740,000	3,745,938
Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (a) (b)	2,695,000	2,695,451
Series 2025-RTL3, Class A1, 5.24%, 8/25/2040 (a) (c)	7,250,000	7,232,650
Series 2026-RTL1, Class A1, 4.91%, 1/25/2041 (a) (c)	4,640,000	4,595,103
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.00%, 4/21/2034 (b)	30,804	30,357
Series 2004-13, Class 3A7B, 6.04%, 11/21/2034 (b)	106,684	105,002
MASTR Seasoned Securitization Trust Series 2003-1, Class 3A2, 4.18%, 2/25/2033 (b)	23,782	23,400
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates Series 2001-TBC1, Class B1, 4.63%, 11/15/2031 (b)	26,583	26,454
Merrill Lynch Mortgage Investors Trust
Series 2004-D, Class A1, 4.44%, 9/25/2029 (b)	7,221	7,293
Series 2004-1, Class 2A3, 5.24%, 12/25/2034 (b)	33,079	29,210
Metlife Securitization Trust
Series 2017-1A, Class A, 3.00%, 4/25/2055 (a) (b)	297,145	282,521
Series 2018-1A, Class A, 3.75%, 3/25/2057 (a) (b)	1,229,682	1,178,833
Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2003-HYB1, Class A4, 4.73%, 3/25/2033 (b)	27,176	24,149
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.65%, 4/25/2034 (b)	344,322	336,186
Series 2004-5AR, Class 3A3, 4.80%, 7/25/2034 (b)	46,250	45,411
Series 2004-5AR, Class 3A5, 4.80%, 7/25/2034 (b)	260,636	258,213
Series 2004-11AR, Class 1A2A, 4.09%, 1/25/2035 (b)	96,277	91,405
MRFC Mortgage Pass-Through Trust Series 2002-TBC2, Class B1, 4.60%, 8/15/2032 (b)	18,662	18,637
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

NAAC Reperforming Loan REMIC Trust Certificates Series 2004-R3, Class AF, 4.23%, 2/25/2035 (a) (b)	364,964	300,150
New Residential Mortgage Loan Trust
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (a) (c)	6,546,500	6,531,271
Series 2018-4A, Class A1S, 4.53%, 1/25/2048 (a) (b)	593,877	587,114
Series 2026-NQM1, Class A1, 4.82%, 11/25/2065 (a) (b)	2,279,823	2,244,315
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A3, Class A1, 5.50%, 8/25/2033 (c)	85,177	85,709
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (a) (c)	363,939	363,819
OBX Trust
Series 2026-INV5, Class A5, 5.50%, 8/25/2056 (a) (b)	2,807,434	2,794,786
Series 2024-NQM15, Class A1, 5.32%, 10/25/2064 (a) (c)	1,590,501	1,586,839
Series 2025-NQM10, Class A1, 5.45%, 5/25/2065 (a) (c)	4,092,638	4,085,912
Onity Loan Investment Trust Series 2025-HB1, Class A, 3.00%, 6/25/2038 ‡ (a) (b)	1,078,144	1,057,018
PMT Loan Trust
Series 2025-J3, Class A8, 5.50%, 11/27/2056 (a) (b)	5,382,437	5,355,609
Series 2025-CNF2, Class A6, 5.00%, 1/25/2057 (a) (b)	2,931,855	2,886,273
Series 2026-INV7, Class A8, 5.50%, 7/25/2057 (a) (b)	4,307,375	4,287,761
PRET Trust
Series 2024-RPL2, Class A1, 4.07%, 6/25/2064 (a) (b)	1,608,807	1,503,457
Series 2026-RPL3, Class A1, 4.40%, 6/25/2070 (a) (c)	8,483,454	8,212,951
Prime Mortgage Trust Series 2005-2, Class 2A1, 5.29%, 10/25/2032 (b)	116,852	114,530
Provident Funding Mortgage Trust Series 2025-2, Class A4, 5.50%, 6/25/2055 (a) (b)	5,859,698	5,834,214
PRPM LLC Series 2025-RPL2, Class A1, 3.75%, 4/25/2055 (a) (c)	4,171,474	4,053,027
RFMSI Trust
Series 2005-SA2, Class 2A2, 5.40%, 6/25/2035 (b)	149,915	140,961
Series 2006-SA4, Class 2A1, 5.40%, 11/25/2036 (b)	101,682	86,394

39

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (a) (c)	1,000,000	999,152
Seasoned Credit Risk Transfer Trust Series 2025-1, Class MAU, 3.25%, 11/25/2064	3,086,361	2,788,481
Seasoned Loans Structured Transaction Trust Series 2024-2, Class VF, 4.89%, 10/25/2034 (a) (b)	7,674,990	7,839,829
Sequoia Mortgage Trust
Series 11, Class A, 4.67%, 12/20/2032 (b)	4,202	3,590
Series 2003-3, Class A2, 4.87%, 7/20/2033 (b)	24,102	22,073
Series 2004-11, Class A2, 4.76%, 12/20/2034 (b)	127,426	121,461
Structured Asset Mortgage Investments II Trust Series 2004-AR1, Class 1A1, 4.46%, 3/19/2034 (b)	14,792	13,998
Structured Asset Mortgage Investments Trust Series 2002-AR2, Class A3, 4.51%, 7/19/2032 (b)	69,496	37,066
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-24A, Class 2A, 5.54%, 7/25/2033 (b)	197,261	196,316
Series 2003-40A, Class 4A, 6.15%, 1/25/2034 (b)	45,199	44,287
Thornburg Mortgage Securities Trust Series 2004-4, Class 5A, 2.27%, 12/25/2044 (b)	980,802	862,539
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (a) (c)	1,050,000	1,049,759
Towd Point Mortgage Trust Series 2018-4, Class A1, 3.00%, 6/25/2058 (a) (b)	2,027,770	1,901,725
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR3, Class A1, 4.87%, 6/25/2034 (b)	165,883	157,179
Series 2004-AR11, Class A, 5.67%, 10/25/2034 (b)	43,313	40,186
Total Collateralized Mortgage Obligations (Cost $641,941,529)		635,971,622
Mortgage-Backed Securities — 13.9%
FHLMC Gold Pools, Other Pool # U49009, 3.00%, 8/1/2028	213,760	210,636
FHLMC UMBS, 15 Year
Pool # SB8257, 5.50%, 9/1/2038	8,531,520	8,629,939
Pool # SB8303, 5.00%, 5/1/2039	5,434,888	5,418,472
Pool # SB8330, 4.50%, 8/1/2039	7,311,123	7,161,260
Pool # SB8363, 5.00%, 2/1/2040	10,484,110	10,443,949
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # RR0001, 4.50%, 6/1/2040	12,930,111	12,664,326
Pool # RR0002, 5.00%, 6/1/2040	24,554,527	24,462,445
Pool # RR0009, 5.00%, 7/1/2040	11,259,020	11,209,085
Pool # RR0017, 5.00%, 8/1/2040	18,366,651	18,285,192
Pool # RR0031, 4.50%, 10/1/2040	7,344,115	7,174,978
FHLMC UMBS, 20 Year Pool # SC0393, 5.00%, 6/1/2043	3,030,442	3,000,589
FHLMC UMBS, 30 Year
Pool # SD8277, 5.50%, 12/1/2052	3,404,107	3,400,809
Pool # SD8290, 6.00%, 1/1/2053	14,766,264	14,997,083
Pool # SD8325, 6.00%, 5/1/2053	4,557,324	4,619,646
Pool # RA9453, 6.00%, 7/1/2053	18,920,900	19,281,714
Pool # QH2154, 5.50%, 9/1/2053	15,636,904	15,576,528
Pool # SL0596, 6.00%, 9/1/2053	11,530,126	11,794,194
Pool # SD8366, 5.00%, 10/1/2053	11,898,962	11,573,865
Pool # QI4073, 5.50%, 4/1/2054	2,468,494	2,450,950
Pool # SD6317, 5.50%, 5/1/2054	8,639,620	8,631,029
Pool # SD5658, 5.50%, 6/1/2054	4,375,549	4,359,766
Pool # RJ1658, 6.00%, 6/1/2054	3,729,110	3,790,726
Pool # SD8447, 6.00%, 7/1/2054	3,642,420	3,683,824
Pool # SD6799, 6.00%, 10/1/2054	10,932,441	11,140,735
Pool # QX8822, 6.00%, 3/1/2055	7,587,920	7,684,688
FNMA UMBS, 15 Year
Pool # FS8060, 6.00%, 5/1/2039	7,197,630	7,376,732
Pool # FA1175, 6.00%, 10/1/2039	11,192,295	11,479,069
Pool # MA5558, 5.00%, 12/1/2039	16,008,553	15,947,283
Pool # MA5684, 5.50%, 4/1/2040	6,456,083	6,524,779
Pool # MA5711, 5.00%, 5/1/2040	13,178,733	13,120,284
Pool # MA5800, 5.00%, 8/1/2040	10,994,895	10,952,773
FNMA UMBS, 20 Year
Pool # MA1338, 3.00%, 2/1/2033	472,402	450,334
Pool # MA1401, 3.00%, 4/1/2033	185,998	176,864
Pool # MA1490, 3.00%, 7/1/2033	626,272	597,067
FNMA UMBS, 30 Year
Pool # 995724, 6.00%, 4/1/2039	100,454	104,036
Pool # AD9721, 5.50%, 8/1/2040	148,540	147,951
Pool # CB4630, 5.50%, 9/1/2052	5,460,357	5,468,047
Pool # CB4839, 5.50%, 10/1/2052	2,469,561	2,475,808
Pool # CB5027, 5.50%, 11/1/2052	5,240,325	5,238,745
Pool # MA4842, 5.50%, 12/1/2052	3,401,369	3,392,454
Pool # MA4894, 6.00%, 1/1/2053	16,241,261	16,538,610
Pool # CB5903, 5.50%, 3/1/2053	13,920,696	13,954,542
Pool # FA0711, 5.50%, 6/1/2053	9,462,114	9,457,581
Pool # MA5106, 5.00%, 8/1/2053	11,489,753	11,144,936
Pool # MA5190, 5.50%, 11/1/2053	7,767,600	7,737,402
Pool # MA5191, 6.00%, 11/1/2053	22,446,699	22,782,218

40

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA5216, 6.00%, 12/1/2053	15,098,509	15,324,200
Pool # BU5096, 6.00%, 9/1/2054	4,319,040	4,402,174
Pool # CB9991, 6.00%, 2/1/2055	11,952,241	12,234,816
Pool # FA1254, 5.50%, 3/1/2055	26,227,905	26,212,150
Pool # FA1866, 5.50%, 6/1/2055	16,519,362	16,366,921
Pool # FA3887, 5.50%, 12/1/2055	19,286,477	19,207,796
FNMA, Other
Pool # BZ3803, 4.46%, 5/1/2030	26,924,660	26,699,513
Pool # BL7458, 1.25%, 7/1/2030	10,000,000	8,743,950
Pool # BS3172, 1.60%, 9/1/2031	5,410,084	4,708,806
Pool # BF0769, 4.50%, 9/1/2063	4,316,122	4,062,331
GNMA II, 30 Year
Pool # CG5224, 3.50%, 8/20/2051	7,393,036	6,380,028
Pool # MB0203, 4.50%, 2/20/2055	18,150,127	17,001,772
GNMA II, Other Pool # 787496, 6.00%, 7/20/2064	1,802,134	1,831,017
Total Mortgage-Backed Securities (Cost $569,058,784)		559,889,417
Corporate Bonds — 10.2%
Automobiles — 0.1%
Hyundai Capital America 4.75%, 6/18/2029 (a)	5,440,000	5,396,506
Banks — 5.2%
Banco Bilbao Vizcaya Argentaria SA (Spain) Series 2, 4.98%, 9/3/2029 (d)	8,400,000	8,380,222
Banco Santander SA (Spain)
4.60%, 4/15/2029	13,200,000	13,092,386
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 5.01%, 8/25/2030 (e)	7,400,000	7,375,301
Bank of America Corp. (SOFR + 1.11%), 4.62%, 5/9/2029 (e)	13,285,000	13,256,161
Bank of Montreal (Canada) Series J, (SOFR + 0.89%), 4.34%, 3/19/2030 (e)	7,870,000	7,776,533
Barclays plc (United Kingdom)
(SOFR + 0.93%), 4.22%, 5/24/2030 (e)	4,160,000	4,064,214
(SOFR + 0.91%), 4.91%, 6/26/2030 (e)	6,970,000	6,922,576
BNP Paribas SA (France)
(SOFR + 1.52%), 5.18%, 1/9/2030 (a) (e)	10,000,000	10,045,960
(SOFR + 0.94%), 4.89%, 6/30/2030 (a) (e)	6,800,000	6,750,244
BPCE SA (France) (SOFR + 1.58%), 5.39%, 5/28/2031 (a) (e)	6,050,000	6,043,533
CaixaBank SA (Spain) (SOFR + 1.14%), 4.63%, 7/3/2029 (a) (e)	7,195,000	7,168,248
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
Citigroup, Inc.
(SOFR + 0.87%), 4.79%, 3/4/2029 (e)	16,980,000	16,977,082
(SOFR + 1.46%), 4.95%, 5/7/2031 (e)	7,170,000	7,126,207
HSBC Holdings plc (United Kingdom)
(SOFR + 0.99%), 4.40%, 3/10/2030 (e)	8,760,000	8,623,369
(SOFR + 0.94%), 4.71%, 5/12/2030 (e)	5,240,000	5,187,572
(SOFR + 1.16%), 5.24%, 8/14/2032 (e)	4,280,000	4,252,540
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 4.82%, 6/13/2029 (e)	10,000,000	10,003,553
Mitsubishi UFJ Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 4.59%, 4/18/2030 (e)	4,170,000	4,132,955
Morgan Stanley Bank NA (SOFRINDX + 0.97%), 4.79%, 5/10/2030 (e)	8,960,000	8,915,769
Morgan Stanley Private Bank NA (SOFR + 0.76%), 4.21%, 2/8/2030 (e)	15,425,000	15,161,762
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (a)	10,000,000	10,121,180
Santander Holdings USA, Inc. (SOFR + 1.10%), 5.04%, 6/5/2030 (e)	5,440,000	5,402,469
Santander UK Group Holdings plc (United Kingdom) (SOFRINDX + 1.07%), 4.32%, 9/22/2029 (e)	4,405,000	4,346,663
Societe Generale SA (France) (SOFR + 1.10%), 4.45%, 4/12/2030 (a) (e)	7,565,000	7,416,098
Wells Fargo & Co. (SOFR + 0.88%), 4.08%, 9/15/2029 (e)	12,460,000	12,275,768
		210,818,365
Capital Markets — 2.1%
Deutsche Bank AG (Germany) (SOFR + 1.21%), 4.88%, 1/10/2029 (e)	5,000,000	5,030,915
Goldman Sachs Group, Inc. (The)
(SOFR + 0.90%), 4.15%, 10/21/2029 (e)	10,345,000	10,180,406
(SOFR + 1.21%), 5.05%, 7/23/2030 (e)	7,210,000	7,206,155
(SOFR + 1.08%), 4.73%, 1/28/2031 (e)	5,000,000	5,022,863
(SOFR + 1.17%), 5.24%, 7/21/2032 (e)	7,635,000	7,591,176
Morgan Stanley
(SOFRINDX + 0.85%), 4.87%, 7/12/2029 (e)	7,000,000	7,000,670
(SOFR + 1.45%), 5.17%, 1/16/2030 (e)	10,000,000	10,047,707
(SOFR + 1.51%), 5.19%, 4/17/2031 (e)	6,610,000	6,615,747
Nomura Holdings, Inc. (Japan) 5.00%, 6/29/2029	4,910,000	4,898,808

41

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
UBS Group AG (Switzerland)
(SOFR + 0.84%), 4.15%, 12/23/2029 (a) (e)	13,490,000	13,272,725
(SOFR + 0.84%), 4.21%, 4/10/2030 (a) (e)	8,610,000	8,435,056
		85,302,228
Commercial Services & Supplies — 0.0% ^
JGWB Holdings, Inc. Class A, 0.00%, 2/15/2030 ‡ (b)	221,867	221,867
Consumer Finance — 0.5%
Avolon Holdings Funding Ltd. (Ireland)
4.90%, 10/10/2030 (a)	3,750,000	3,676,238
4.70%, 1/30/2031 (a)	6,015,000	5,851,031
Capital One Financial Corp. (SOFR + 1.25%), 4.49%, 9/11/2031 (e)	10,000,000	9,735,569
		19,262,838
Electric Utilities — 0.2%
ENEL Finance International NV (Italy) 4.13%, 9/30/2028 (a)	2,775,000	2,738,701
FirstEnergy Transmission LLC 4.55%, 1/15/2030	4,000,000	3,942,508
		6,681,209
Financial Services — 1.0%
CFIN 2022-RTL1 Issuer LLC Class A, 0.00%, 8/17/2027 ‡	3,528,698	3,524,287
Equitable America Global Funding 4.95%, 6/9/2030 (a)	6,865,000	6,791,856
Goodleap LLC Class A, 0.00%, 7/15/2038 ‡	7,289,460	7,471,696
Nationwide Building Society (United Kingdom)
(SOFR + 1.06%), 4.65%, 7/14/2029 (a) (e)	10,000,000	9,971,570
5.13%, 7/29/2029 (a)	10,000,000	10,062,348
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	1,617,960	1,617,960
		39,439,717
Ground Transportation — 0.2%
SMBC Aviation Capital Finance DAC (Ireland) 4.95%, 7/23/2029 (a)	6,870,000	6,847,796
Insurance — 0.6%
CNO Global Funding 4.38%, 9/8/2028 (a)	8,920,000	8,809,475
F&G Global Funding 4.65%, 9/8/2028 (a)	5,705,000	5,629,812
Mutual of Omaha Cos. Global Funding 4.51%, 6/9/2028 (a)	10,000,000	9,942,589
		24,381,876
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Semiconductors & Semiconductor Equipment — 0.1%
Marvell Technology, Inc. 4.75%, 7/15/2030	4,110,000	4,050,365
Software — 0.2%
Oracle Corp. 4.95%, 2/4/2031	10,000,000	9,582,325
Total Corporate Bonds (Cost $416,196,787)		411,985,092
U.S. Treasury Obligations — 7.6%
U.S. Treasury Notes
3.75%, 6/30/2027	22,820,000	22,742,269
3.63%, 8/31/2027	79,631,000	79,179,343
3.38%, 11/30/2027	45,000,000	44,504,297
3.50%, 1/31/2028	77,815,000	76,960,859
3.38%, 2/29/2028	47,965,000	47,324,217
4.13%, 6/30/2028	23,800,000	23,710,750
3.50%, 1/15/2029	10,987,000	10,770,694
Total U.S. Treasury Obligations (Cost $307,696,569)		305,192,429
Commercial Mortgage-Backed Securities — 5.5%
20 Times Square Trust Series 2018-20TS, Class A, 3.10%, 5/15/2035 (a) (b)	939,974	888,275
BANK Series 2021-BN35, Class A2, 1.87%, 6/15/2064	832,690	823,719
Bayview Commercial Asset Trust
Series 2005-2A, Class A2, 4.31%, 8/25/2035 (a) (b)	238,227	231,181
Series 2005-2A, Class M1, 4.43%, 8/25/2035 (a) (b)	47,579	46,105
Series 2007-3, Class A2, 4.22%, 7/25/2037 (a) (b)	229,272	216,946
BBCMS Mortgage Trust Series 2020-C7, Class A2, 2.02%, 4/15/2053	883,802	844,723
BOFAS Re-REMIC Trust
Series 2026-FRR7, Class AK77, 1.33%, 5/27/2051 ‡ (a) (b)	5,000,000	4,663,967
Series 2025-FRR6, Class A, 1.22%, 11/27/2051 ‡ (a) (b)	5,187,000	4,662,907
Series 2026-FRR7, Class AK97, 1.82%, 7/27/2052 ‡ (a) (b)	6,897,000	6,205,236
Series 2026-FRR8, Class A124, 1.66%, 12/27/2053 ‡ (a) (b)	5,000,000	4,244,073
Series 2026-FRR8, Class A129, 1.66%, 4/27/2054 ‡ (a) (b)	3,344,000	2,805,661
BX Series 2024-PALM, Class A, 5.18%, 6/15/2037 (a) (b)	4,105,365	4,102,799
CSMC OA LLC Series 2014-USA, Class A2, 3.95%, 9/15/2037 (a)	6,000,000	5,536,550

42

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
CSTL Commercial Mortgage Trust Series 2025-GATE2, Class B, 4.85%, 11/10/2042 (a) (b)	3,400,000	3,304,197
ELP Commercial Mortgage Trust Series 2025-ELP, Class B, 4.85%, 11/13/2042 (a) (b)	3,000,000	2,929,754
FHLMC Series 2025-MN11, Class M1, 5.29%, 7/25/2045 (a) (b)	7,557,352	7,536,923
FHLMC MSCR Trust
Series 2025-MN12, Class M1, 5.39%, 11/25/2045 (a) (b)	7,012,372	7,012,348
Series 2026-MN14, Class M1, 5.34%, 6/25/2046 (a) (b)	4,604,354	4,605,675
Series 2021-MN1, Class M1, 5.64%, 1/25/2051 (a) (b)	16,214	16,205
FHLMC, Multi-Family Structured Pass-Through Certificates
Series Q007, Class APT2, 5.73%, 10/25/2047 (b)	556,390	554,854
Series Q013, Class APT1, 5.61%, 5/25/2050 (b)	740,527	739,626
FREMF Mortgage Trust
Series 2018-K82, Class C, 4.27%, 9/25/2028 (a) (b)	3,000,000	2,926,771
Series 2017-K68, Class B, 3.97%, 10/25/2049 (a) (b)	2,000,000	1,977,570
Series 2017-K70, Class C, 3.94%, 12/25/2049 (a) (b)	1,750,000	1,716,632
Series 2017-K64, Class B, 4.14%, 5/25/2050 (a) (b)	5,000,000	4,971,101
Series 2017-K64, Class C, 4.14%, 5/25/2050 (a) (b)	3,285,000	3,259,413
Series 2019-K89, Class C, 4.44%, 1/25/2051 (a) (b)	10,000,000	9,710,064
Series 2019-K97, Class C, 3.90%, 9/25/2051 (a) (b)	7,845,000	7,445,562
Series 2018-K81, Class C, 4.32%, 9/25/2051 (a) (b)	10,682,000	10,433,578
Series 2018-K83, Class C, 4.42%, 11/25/2051 (a) (b)	7,000,000	6,824,162
Series 2020-K104, Class B, 3.66%, 2/25/2052 (a) (b)	3,070,000	2,912,079
Series 2019-K93, Class C, 4.26%, 5/25/2052 (a) (b)	7,000,000	6,747,133
Series 2019-K92, Class C, 4.34%, 5/25/2052 (a) (b)	8,583,000	8,292,568
Series 2019-K94, Class C, 4.09%, 7/25/2052 (a) (b)	1,000,000	958,068
Series 2019-K100, Class B, 3.61%, 11/25/2052 (a) (b)	4,688,000	4,430,451
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2020-K105, Class C, 3.53%, 3/25/2053 (a) (b)	3,000,000	2,803,087
Series 2019-K96, Class B, 3.94%, 8/25/2056 (a) (b)	6,000,000	5,757,095
MTN Commercial Mortgage Trust
Series 2026-LPFX, Class A, 4.99%, 5/15/2043 (a) (b)	1,505,000	1,485,668
Series 2026-LPFX, Class C, 5.57%, 5/15/2043 (a) (b)	4,400,000	4,359,934
NXPA Re-REMIC Trust Series 2026-FRR1, Class A, PO, 12/27/2049 (a)	8,780,000	8,573,143
OAKST Commercial Mortgage Trust Series 2023-NLP, Class A, 6.09%, 3/15/2040 (a) (b)	774,789	770,562
One Bryant Park Trust Series 2019-OBP, Class A, 2.52%, 9/15/2054 (a)	5,000,000	4,605,061
PRM7 Trust Series 2025-PRM7, Class A, 4.36%, 11/10/2042 (a) (b)	5,855,000	5,645,361
PSA Trust
Series 2026-STOR, Class A, 5.55%, 8/15/2031 (a) (b)	4,805,000	4,810,032
Series 2026-STOR, Class B, 5.86%, 8/15/2031 (a) (b)	2,445,000	2,446,479
PTCM Re-REMIC Trust
Series 2026-FRR2, Class A152, 1.03%, 10/25/2051 ‡ (a) (b)	4,000,000	3,223,792
Series 2026-FRR2, Class B152, 1.03%, 10/25/2051 ‡ (a) (b)	5,000,000	3,993,983
RFM Re-REMIC Trust Series 2022-FRR1, Class AB60, 2.22%, 11/8/2049 ‡ (a) (b)	6,500,000	6,430,490
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	2,380,000	2,388,150
RWC Commercial Mortgage Trust Series 2025-1, Class A, 5.01%, 6/27/2040 (a)	3,521,108	3,455,835
SDR Commercial Mortgage Trust Series 2024-DSNY, Class A, 5.03%, 5/15/2039 (a) (b)	5,000,000	5,003,125
SMR Mortgage Trust Series 2022-IND, Class A, 5.29%, 2/15/2039 (a) (b)	7,195,911	7,204,150
SMRT Series 2022-MINI, Class A, 4.64%, 1/15/2039 (a) (b)	5,000,000	4,998,438
STWD Mortgage Trust (Cayman Islands) Series 2021-LIH, Class B, 5.41%, 11/15/2036 (a) (b)	2,300,000	2,297,938
Towd Point Mortgage Trust Series 2026-MF1, Class A1, 5.40%, 9/25/2066 ‡ (a) (b)	3,495,000	3,544,849

43

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
WHARF Commercial Mortgage Trust
Series 2025-DC, Class A, 5.35%, 7/15/2040 (a) (b)	1,175,000	1,178,004
Series 2025-DC, Class B, 5.54%, 7/15/2040 (a) (b)	4,000,000	3,989,646
Total Commercial Mortgage-Backed Securities (Cost $224,792,507)		223,541,698
	SHARES
Short-Term Investments — 4.8%
Investment Companies — 4.6%
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (f) (g) (Cost $183,910,917)	183,884,333	183,902,721
	PRINCIPAL AMOUNT($)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Bills, 3.87%, 12/24/2026 (h) (i) (Cost $7,755,524)	7,850,000	7,755,451
Total Short-Term Investments (Cost $191,666,441)		191,658,172
Total Investments — 100.2% (Cost $4,071,273,487)		4,039,525,704
Liabilities in Excess of Other Assets — (0.2)%		(7,896,751)
NET ASSETS — 100.0%		4,031,628,953

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
CLO	Collateralized Loan Obligations
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2026.

(c)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2026.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2026.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2026.
(h)	The rate shown is the effective yield as of August 31, 2026.
(i)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.

44

Futures contracts outstanding as of August 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	6,630	12/31/2026	USD	1,360,962,894	(3,415,266)
Short Contracts
U.S. Treasury 10 Year Note	(409)	12/21/2026	USD	(44,069,750)	312,478
U.S. Treasury 10 Year Ultra Note	(469)	12/21/2026	USD	(51,362,828)	230,076
U.S. Treasury Long Bond	(205)	12/21/2026	USD	(22,293,750)	138,591
U.S. Treasury 5 Year Note	(2,975)	12/31/2026	USD	(314,606,250)	1,387,569
					2,068,714
					(1,346,552)

Abbreviations
USD	United States Dollar

45

JPMorgan Realty Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.1%
Apartments — 11.7%
Camden Property Trust, REIT	71,188	7,531,690
Equity LifeStyle Properties, Inc., REIT	45,465	2,884,754
Independence Realty Trust, Inc., REIT	197,753	3,199,644
Invitation Homes, Inc., REIT	514,313	14,987,081
Sun Communities, Inc., REIT	48,226	5,855,601
UDR, Inc., REIT	289,202	10,686,014
Vivmark Residential, REIT	166,403	10,839,491
		55,984,275
Diversified — 27.0%
American Tower Corp., REIT	154,361	27,121,228
Broadstone Net Lease, Inc., REIT	184,236	3,843,163
Crown Castle, Inc., REIT	197,333	15,024,935
Digital Realty Trust, Inc., REIT	175,928	32,650,477
Equinix, Inc., REIT	40,166	42,042,555
SBA Communications Corp., REIT	27,845	5,281,083
Weyerhaeuser Co., REIT	123,967	2,897,109
		128,860,550
Health Care — 24.0%
Alexandria Real Estate Equities, Inc., REIT	108,156	5,547,321
Healthpeak Properties, Inc., REIT	642,571	13,378,328
Janus Living, Inc., Class A, REIT	111,614	3,320,517
Sabra Health Care REIT, Inc., REIT	128,045	2,610,838
Sonida Senior Living, Inc., REIT *	98,532	3,694,950
Ventas, Inc., REIT	284,782	25,963,575
Welltower, Inc., REIT	253,356	59,852,821
		114,368,350
Hotels — 2.1%
Host Hotels & Resorts, Inc., REIT	459,474	10,076,265
Industrial — 12.9%
Americold Realty Trust, Inc., REIT	182,575	2,729,496
EastGroup Properties, Inc., REIT	47,691	9,514,355
Prologis, Inc., REIT	351,698	49,209,584
		61,453,435
Office — 2.0%
Cousins Properties, Inc., REIT	207,990	6,029,630
Douglas Emmett, Inc., REIT	286,722	3,314,507
		9,344,137
Real Estate Management & Development — 0.6%
CBRE Group, Inc., Class A, REIT *	19,506	2,844,170
INVESTMENTS	SHARES	VALUE($)

Regional Malls — 5.3%
Macerich Co. (The), REIT	300,475	7,097,219
Simon Property Group, Inc., REIT	86,284	18,319,819
		25,417,038
Shopping Centers — 5.1%
Kimco Realty Corp., REIT	442,101	10,482,215
Regency Centers Corp., REIT	183,621	13,729,342
		24,211,557
Single Tenant — 0.9%
Agree Realty Corp., REIT	61,544	4,446,554
Storage — 6.5%
CubeSmart, REIT	161,705	6,422,922
Extra Space Storage, Inc., REIT	109,739	15,484,173
Iron Mountain, Inc., REIT	35,556	4,101,385
Public Storage, REIT	72	22,103
Smartstop Self Storage REIT, Inc., REIT (a)	161,666	5,249,295
		31,279,878
Total Common Stocks (Cost $399,490,396)		468,286,209
Short-Term Investments — 3.4%
Investment Companies — 2.3%
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (b) (c) (Cost $10,950,499)	10,949,882	10,950,977
Investment of Cash Collateral from Securities Loaned — 1.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.71% (b) (c) (Cost $5,273,298)	5,273,298	5,273,298
Total Short-Term Investments (Cost $16,223,797)		16,224,275
Total Investments — 101.5% (Cost $415,714,193)		484,510,484
Liabilities in Excess of Other Assets — (1.5)%		(7,115,814)
NET ASSETS — 100.0%		477,394,670

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at August 31, 2026. The total value of securities on loan at August 31, 2026 is $5,036,000 (See Note 2.D.).
SEE NOTES TO FINANCIAL STATEMENTS.

46	Realty Income ETF	August 31, 2026

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of August 31, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	Realty Income ETF	47

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 92.0% (a)
Alabama — 1.1%
Baldwin County Industrial Development Authority, Novelis Corp., Project Series 2025A, Rev., AMT, 5.00%, 6/1/2032 (b) (c)	1,000,000	1,025,242
Black Belt Energy Gas District, Gas Project
Series 2026A, Rev., 5.00%, 12/1/2034	2,750,000	2,852,666
Series 2025D, Rev., 5.00%, 8/1/2035 (c)	500,000	519,951
Total Alabama		4,397,859
Arizona — 1.2%
Arizona Industrial Development Authority, Macombs Facility Project Series 2021A, Rev., 4.00%, 7/1/2051	1,000,000	797,995
City of Lake Havasu City Wastewater System, Senior Lien Series 2025, GO, 5.00%, 7/1/2033	1,100,000	1,227,170
City of Tucson Water System Series 2026, Rev., 5.00%, 7/1/2044	1,000,000	1,057,793
Maricopa County Industrial Development Authority, Arizona Autism Charter School Project Series 2021A, Rev., 4.00%, 7/1/2041 (b)	1,100,000	935,339
Maricopa County Union High School District No. 216 Agua Fria, Project of 2023 and 2024
Series 2025, GO, 5.00%, 7/1/2033	450,000	502,024
Series 2025, GO, 5.00%, 7/1/2034	275,000	307,931
Total Arizona		4,828,252
Arkansas — 0.3%
Arkansas Development Finance Authority, Single Family Mortgage-Backed Securities Loan Program Series 2026B, Rev., GNMA / FNMA / FHLMC, 2.88%, 5/15/2027 (c)	1,000,000	999,359
California — 10.2%
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (c)	1,090,000	1,128,303
Series 2024A, Rev., 5.00%, 4/1/2032 (c)	2,000,000	2,094,486
Series 2024D, Rev., 5.00%, 9/1/2032 (c)	2,065,000	2,207,154
Series 2025F, Rev., 5.00%, 11/1/2033	2,000,000	2,121,049
Series 2026G, Rev., 5.00%, 10/1/2034	2,000,000	2,112,417
Series 2025E, Rev., 5.00%, 5/1/2035 (c)	1,850,000	1,947,469
Series 2026C, Rev., 5.25%, 2/1/2036	2,000,000	2,123,271
Series 2026B, Rev., 5.00%, 3/1/2036	1,000,000	1,026,567
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Series 2021A, Rev., 4.00%, 8/15/2048	1,000,000	930,720
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
California Health Facilities Financing Authority, Rady Children's Health Series 2026B-3, Rev., 5.00%, 8/15/2036 (c)	2,000,000	2,250,490
California Health Facilities Financing Authority, Sutter Health Series 2018A, Rev., 4.00%, 11/15/2042	1,000,000	927,866
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (b) (c)	735,000	466,725
California Infrastructure and Economic Development Bank, California Academy of Science Series 2024A, Rev., 3.25%, 8/1/2029	2,000,000	2,004,636
California Infrastructure and Economic Development Bank, Segerstrom Center for the Arts
Series 2024, Rev., 5.00%, 1/1/2032	1,000,000	1,090,914
Series 2026, Rev., 5.00%, 7/1/2033	1,000,000	1,105,816
California Municipal Finance Authority
Series 2025-2, Rev., 4.34%, 11/20/2040 (c)	993,080	958,787
Series 2026A-1, Rev., 4.05%, 7/20/2041	995,692	942,258
California Municipal Finance Authority, Affordable Housing Series 2026-1, Class A-1, Rev., 5.35%, 6/20/2046	748,954	787,218
California Municipal Finance Authority, Humangood California Obligated Group Series 2025A, Rev., 5.00%, 10/1/2042	1,000,000	1,015,225
California Municipal Finance Authority, SFMTA Potrero Yard Modernization Project Series 2026A, Rev., 5.00%, 3/1/2033	1,000,000	1,103,983
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project
Series 2023, Rev., AMT, 5.00%, 7/1/2036 (b)	250,000	267,811
Series 2023, Rev., AMT, 5.00%, 7/1/2037 (b)	1,100,000	1,173,120
California Statewide Communities Development Authority, Loma Linda University Medical Center Series 2016A, Rev., 5.25%, 12/1/2056 (b)	2,000,000	2,000,983
Foothill-De Anza Community College District Series 2016, GO, 4.00%, 8/1/2040	1,245,000	1,184,243
Huntington Beach Union High School District, Certificate of Participation 2026 School Financing Project Series 2026, COP, 5.00%, 11/1/2044	1,295,000	1,385,331

48

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Los Angeles Department of Water and Power Water System Series 2018B, Rev., 5.00%, 7/1/2029	1,000,000	1,036,968
Los Angeles Department of Water and Power, Water System Series 2017A, Rev., 4.00%, 7/1/2047	1,000,000	899,788
San Joaquin Valley Clean Energy Authority Series 2025A, Rev., 5.50%, 7/1/2035 (c)	1,000,000	1,078,543
San Lorenzo Unified School District, Election of 2024 Series A, GO, 5.00%, 8/1/2048	1,220,000	1,283,076
West Valley-Mission Community College District, Santa Clara and Santa Cruz Counties Election of 2018 Series 2026C, GO, 4.00%, 8/1/2050	1,000,000	945,107
Total California		39,600,324
Colorado — 3.7%
Board of Governors of Colorado State University System Series 2017C, Rev., 5.00%, 3/1/2043	1,000,000	1,011,412
Colorado Health Facilities Authority
Series 2025A, Rev., 5.00%, 5/15/2038	415,000	431,123
Series 2025A, Rev., 5.00%, 5/15/2039	400,000	411,650
Series 2025A, Rev., 5.00%, 5/15/2040	365,000	372,664
Colorado Health Facilities Authority, Adventist Health System
Series 2024A-1, Rev., 5.00%, 11/15/2029 (c)	1,000,000	1,062,264
Series 2026C, Rev., 5.00%, 11/15/2033	1,000,000	1,097,134
Series 2019A, Rev., 4.00%, 11/15/2043	2,050,000	1,877,944
Colorado Health Facilities Authority, CommonSpirit Health Series 2025A, Rev., 5.00%, 9/1/2032	1,000,000	1,075,766
Colorado Health Facilities Authority, Covenant Living Communities and Services
Series 2025A, Rev., 5.00%, 12/1/2026	745,000	748,227
Series 2025A, Rev., 5.00%, 12/1/2027	800,000	817,238
Colorado Housing and Finance Authority, Single Family Mortgage Series 2023L, Class III, Rev., GNMA COLL, 5.75%, 11/1/2053	1,825,000	1,928,478
Colorado School of Mines Series 2024A, Rev., 4.00%, 12/1/2049	1,805,000	1,557,892
Denver Wastewater Management Division Department of Public Works Series 2016, Rev., 4.00%, 11/1/2046	1,000,000	933,674
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Colorado — continued
Dominion Water and Sanitation District
Series 2022, Rev., 5.00%, 12/1/2027	579,000	581,864
Series 2022, Rev., 5.25%, 12/1/2032	500,000	511,587
Total Colorado		14,418,917
Connecticut — 0.6%
Aquarion Water Authority, Connecticut Subordinate Water System Capital Appreciation Series 2026E, Rev., Zero Coupon, 8/1/2049	2,000,000	593,991
Aquarion Water Authority, Connecticut Water System Series 2026A, Rev., 5.00%, 8/1/2031	500,000	541,492
Connecticut State Health and Educational Facilities Authority, Hartford Healthcare Issue Series 2026A, Rev., A.G., 5.50%, 7/1/2051	1,000,000	1,062,352
Total Connecticut		2,197,835
District of Columbia — 2.6%
District of Columbia, Georgetown University Issue Series 2025A, Rev., 5.00%, 4/3/2035 (c)	4,250,000	4,567,157
Washington Metropolitan Area Transit Authority Dedicated, Second Lien
Series 2023A, Rev., 5.00%, 7/15/2048	2,000,000	2,031,868
Series 2025A, Rev., 5.25%, 7/15/2055	2,000,000	2,040,657
Series 2024A, Rev., 4.38%, 7/15/2056	1,555,000	1,439,906
Total District of Columbia		10,079,588
Florida — 6.7%
City of South Miami Health Facilities Authority, Inc., Baptist Health South Series 2025B, Rev., 5.00%, 8/15/2030 (c)	1,000,000	1,057,132
City of West Palm Beach Utility System Series 2017A, Rev., 5.00%, 10/1/2042	1,000,000	1,006,602
County of Miami-Dade Seaport Department Series 2026A, Rev., AMT, 5.00%, 10/1/2056 (d)	400,000	391,118
County of Miami-Dade Water and Sewer System Series 2025B, Rev., 4.00%, 10/1/2042	1,000,000	944,723
County of Okaloosa Water and Sewer Series 2025, Rev., 5.00%, 7/1/2033	2,020,000	2,245,776
County of Seminole Water and Sewer Series 2025A, Rev., 5.00%, 10/1/2036	1,000,000	1,123,047
Florida Development Finance Corp., Brightline Florida Passenger Rail Project Series 2024, Rev., AMT, 5.50%, 7/1/2053	1,250,000	918,750

49

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Florida Development Finance Corp., Central Charter School Project Series 2022, Rev., 5.63%, 8/15/2042 (b)	1,515,000	1,429,550
Florida Development Finance Corp., GFL Solid Waste Southeast LLC Project Series 2024A, Rev., AMT, 4.38%, 10/1/2031 (b) (c)	1,000,000	998,365
Florida Housing Finance Corp., Homeowner Mortgage Series 2025 5, Rev., GNMA / FNMA / FHLMC, 6.25%, 7/1/2056	1,745,000	1,910,893
Florida Housing Finance Corp., Multi-Family Mortgage Ekos at Bayonet Point II Series 2026Q, Rev., 3.30%, 9/1/2029 (c)	1,000,000	1,002,841
Florida Local Government Finance Commission, Bridgeprep Academy Project Series 2025A, Rev., 6.00%, 6/15/2045 (b)	1,000,000	1,023,415
Hillsborough County Housing Finance Authority, Multi- Family Tampa 47th Street Apartments Series 2025A, Rev., FNMA COLL, 5.00%, 12/1/2042	1,000,000	1,012,943
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024E, Rev., VRDO, LIQ : Royal Bank of Canada, 3.00%, 9/1/2026 (c)	675,000	675,000
Lee County Industrial Development Authority, Lee Health System, Inc. Project Series 2019A-1, Rev., 5.00%, 4/1/2036	1,235,000	1,269,074
Middleton Community Development District A, City of Wildwood, Florida Special Assessment Series 2022, 5.85%, 5/1/2037	500,000	524,416
Palm Beach County Health Facilities Authority, Jupiter Medical Center Series 2025, Rev., 5.25%, 11/1/2055	1,000,000	972,361
Palm Beach County Health Facilities Authority, Lifespace Communities, Inc. Series 2019B, Rev., 5.00%, 5/15/2053	500,000	458,706
Palm Beach County Health Facilities Authority, Multi Family Housing Everglades Townhomes Series 2023, Rev., 2.80%, 2/1/2027	1,000,000	998,443
Peace River Manasota Regional Water Supply Authority, Utility System Series 2025A, Rev., 5.25%, 10/1/2045	3,500,000	3,732,671
Seminole County Industrial Development Authority, Legacy Pointe at UCF Project Series 2019A, Rev., 5.75%, 11/15/2054	500,000	467,653
Tampa Bay Water, Regional Water Supply Authority, Utility System Series 2026A, Rev., 5.00%, 10/1/2048	1,500,000	1,547,545
Village Community Development District No. 15 Series 2023, 4.25%, 5/1/2028 (b)	220,000	222,128
Total Florida		25,933,152
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Georgia — 2.8%
Brookhaven Development Authority, Children's Healthcare of Atlanta Series 2019A, Rev., 4.00%, 7/1/2049	2,000,000	1,788,189
Development Authority of Cobb County (The), Kennesaw State University Housing Real Estate Foundation Project Series 2026B, Rev., 5.25%, 6/15/2057	500,000	492,247
Douglasville-Douglas County Water and Sewer Authority Series 2025, Rev., 5.00%, 6/1/2041	2,000,000	2,128,856
Georgia Housing and Finance Authority, Single Family Mortgage Series 2026C, Rev., FHA, 6.25%, 12/1/2056 (d)	1,000,000	1,128,611
Main Street Natural Gas, Inc., Gas Supply
Series 2021C, Rev., 4.00%, 12/1/2028 (c)	2,050,000	2,070,897
Series 2024E, Rev., 5.00%, 12/1/2032 (c)	1,000,000	1,043,379
Paulding County Hospital Authority Series 2026A, Rev., 5.00%, 4/1/2036	1,000,000	1,101,491
Roswell Development Authority, Wellsatar Healthcare, Inc. Series 2025A, Rev., VRDO, LOC : Truist Bank, 3.00%, 9/1/2026 (c)	1,250,000	1,250,000
Total Georgia		11,003,670
Idaho — 0.3%
Idaho Health Facilities Authority, St. Luke's Health System Project Series 2025B, Rev., 5.00%, 3/1/2032 (c)	1,000,000	1,072,935
Illinois — 2.8%
Chicago Transit Authority Sales Tax Receipts Fund Series 2024A, Rev., 5.00%, 12/1/2049	1,000,000	1,008,397
City of Aurora, Single Family Mortgage
Series 2007B, Rev., GNMA / FNMA / FHLMC, 5.45%, 12/1/2039	28,812	29,019
Series 2007A, Rev., AMT, GNMA / FNMA / FHLMC, 5.50%, 12/1/2039	31,910	32,159
City of Chicago, Waterworks, Second Lien Series 2001, Rev., AMBAC, 5.75%, 11/1/2030	840,000	881,384
Illinois Finance Authority, Lake Forest College Series 2022A, Rev., 5.50%, 10/1/2039	380,000	387,797
Illinois Finance Authority, Northwestern Memorial Healthcare Series 2021B, Rev., VRDO, LIQ : Royal Bank of Canada, 3.00%, 9/1/2026 (c)	845,000	845,000
Illinois Housing Development Authority
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 10/1/2054	830,000	888,001

50

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	980,000	1,083,339
Metropolitan Water Reclamation District of Greater Chicago, Unlimited Tax
Series 2026E, GO, 5.00%, 12/1/2031 (d)	1,460,000	1,594,564
Series 2026A, GO, 5.00%, 12/1/2040 (d)	4,000,000	4,280,024
Total Illinois		11,029,684
Indiana — 1.3%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (b)	500,000	424,594
City of Jeffersonville, Vivera Senior Living of Jeffersonville Project Series 2020A, Rev., 4.75%, 11/1/2030 (b)	415,000	394,101
Indiana Finance Authority, BHI Senior Living Series 2018A, Rev., 5.00%, 11/15/2048	1,000,000	971,322
Indiana Finance Authority, Citizen Energy Group Project Series 2026A, Rev., 5.00%, 10/1/2031	2,000,000	2,189,488
Indiana Finance Authority, CWA Authority Project, First Lien Series 2021-1, Rev., 5.00%, 10/1/2034	1,000,000	1,075,361
Total Indiana		5,054,866
Iowa — 0.4%
Iowa Finance Authority, Single Family Mortgage Series 2022A, Rev., GNMA / FNMA / FHLMC, 3.00%, 1/1/2052	890,000	875,637
PEFA, Inc., Gas Project Series 2026A, Rev., 5.00%, 4/1/2035	500,000	522,809
Total Iowa		1,398,446
Kentucky — 0.3%
Kentucky Public Energy Authority, Gas Supply Series 2024A, Rev., 5.00%, 7/1/2030 (c)	1,000,000	1,032,447
Louisiana — 1.0%
Louisiana Housing Corp., Single Family Mortgage Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.00%, 6/1/2055	970,000	1,046,128
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2036 (b)	385,000	363,610
Series 2021A, Rev., 5.00%, 6/1/2042 (b)	440,000	385,987
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Louisiana — continued
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Series 2025A, Rev., 5.25%, 5/15/2055	1,000,000	1,012,540
Series 2025A, Rev., 5.50%, 5/15/2055	1,000,000	1,034,939
Total Louisiana		3,843,204
Maryland — 0.2%
Washington Suburban Sanitary Commission, Maryland Montgomery and Prince George's Counties, Consolidated Public Improvement Series 2024, Rev., GTD, 4.00%, 6/1/2044	1,000,000	952,176
Massachusetts — 2.1%
Commonwealth of Massachusetts, Consolidated Loan of 2026 Series 2026D, GO, 5.00%, 6/1/2048	1,500,000	1,551,135
Massachusetts Development Finance Agency, Amherst College Issue Series 2025A, Rev., 5.00%, 11/1/2035 (c)	1,000,000	1,122,973
Massachusetts Development Finance Agency, Boston University
Series 2026B-2, Rev., 5.00%, 10/1/2031 (c)	2,000,000	2,166,107
Series 2026C, Rev., 5.00%, 10/1/2044	1,000,000	1,058,540
Massachusetts Development Finance Agency, Lasell Village, Inc. Issue Series 2025, Rev., 5.00%, 7/1/2029	1,000,000	1,045,769
Massachusetts Development Finance Agency, PRG Medford Properties, Inc. Issue Tufts University Student Housing Program Series 2025, Rev., 5.00%, 6/1/2040	1,000,000	1,043,768
Total Massachusetts		7,988,292
Michigan — 3.1%
City of Detroit, Unlimited Tax
Series 2021A, GO, 5.00%, 4/1/2033	770,000	807,761
Series 2023A, GO, 6.00%, 5/1/2039	2,000,000	2,195,799
Great Lakes Water Authority Sewage Disposal System, Second Lien Series 2025C, Rev., 5.25%, 7/1/2045	1,790,000	1,892,467
Michigan Finance Authority, Public Lighting Authority Refunding Local Project Series 2025A, Rev., 5.00%, 7/1/2032	1,000,000	1,089,953
Michigan Finance Authority, Trinity Health Credit Group Series 2013MI-4, Rev., 4.00%, 12/1/2038	1,000,000	957,017
Michigan State Hospital Finance Authority, Corewell Health Series 2025B-2, Rev., 5.00%, 6/1/2035 (c)	1,000,000	1,082,834

51

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Michigan — continued
Michigan State Hospital Finance Authority, Henry Ford Health Series 2026A-2, Rev., 5.25%, 11/15/2053	1,000,000	1,022,171
Michigan State Housing Development Authority, Single Family Mortgage Series 2025C, Rev., 6.00%, 6/1/2056	1,985,000	2,158,284
Michigan State University Series 2025A, Rev., 5.00%, 2/15/2055	1,000,000	1,016,615
Total Michigan		12,222,901
Minnesota — 0.7%
City of Rochester, Health Care Facilities, Mayo Clinic Series 2026A, Rev., 4.00%, 11/15/2044	1,000,000	944,409
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA / FNMA / FHLMC, 5.52%, 3/1/2041	65,000	65,056
Minnesota Housing Finance Agency, Residential Housing Series 2024O, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	930,000	1,021,938
Minnesota Housing Finance Agency, Residential Housing Finance Series 2022M, Rev., GNMA / FNMA / FHLMC COLL, 6.00%, 1/1/2053	820,000	868,730
Total Minnesota		2,900,133
Mississippi — 0.2%
Jackson State University Educational Building Corp. Series 2021A, Rev., 1.40%, 3/1/2034	1,000,000	847,219
Missouri — 0.5%
Health and Educational Facilities Authority of the State of Missouri, Coxhealth Obligated Group Series 2025A, Rev., 5.00%, 11/15/2035	1,000,000	1,088,771
Missouri Housing Development Commission, Single Family, First Place Homeownership Loan Program Series 2024A, Rev., GNMA / FNMA / FHLMC, 5.75%, 5/1/2055	835,000	899,157
Total Missouri		1,987,928
Nebraska — 0.3%
Nebraska Investment Finance Authority, Single Family Housing Series 2024G, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	965,000	1,052,087
Nevada — 0.1%
State of Nevada Department of Business and Industry, Brightline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (b) (c)	710,000	450,850
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New Hampshire — 1.3%
City of Manchester, School Facilities Series 2004, Rev., NATL - RE, 5.50%, 6/1/2027	900,000	919,741
New Hampshire Business Finance Authority
Series 2026-1, Rev., 4.13%, 3/1/2036 (c)	998,523	958,534
Series 2025-1, Rev., 4.08%, 1/20/2041 (c)	986,461	942,073
Series 2026-1, Rev., 5.10%, 12/20/2042	998,726	1,018,252
New Hampshire Business Finance Authority, Winston Salem Sustainable Energy Partners Series 2025A, Rev., 5.50%, 6/1/2050	1,000,000	1,039,222
Total New Hampshire		4,877,822
New York — 15.1%
Albany Capital Resource Corp., Medical Center Hospital Project Series 2025A, Rev., 5.25%, 5/1/2050	1,000,000	1,030,121
Battery Park City Authority Series 2023A, Rev., 5.00%, 11/1/2048	1,000,000	1,041,644
Buffalo Sewer Authority Series 2025A, Rev., 5.00%, 6/15/2050	1,080,000	1,105,025
Build NYC Resource Corp., ERE425 LLC ZETA Charter Schools, Inc., Project Series 2025A, Rev., 5.00%, 10/15/2040 (b)	1,000,000	990,024
Build NYC Resource Corp., Grand Concourse Academy Charter School Series 2022A, Rev., 3.40%, 7/1/2027	65,000	64,852
Build NYC Resource Corp., Kipp NYC Public School Facilities - Canal West Project Series 2022, Rev., 5.00%, 7/1/2029	460,000	480,442
Build NYC Resource Corp., Urban Resource Institute Project Series 2025A, Rev., 4.13%, 12/1/2035	1,000,000	1,009,107
Build NYC Resource Corp., Young Men's and Women's Hebrew Association Project (The) Series 2024, Rev., 5.00%, 12/1/2027	1,000,000	1,026,271
Long Island Power Authority, Electric System
Series 2026C, Rev., 3.40%, 9/1/2030 (c)	1,000,000	996,484
Series 2026B, Rev., 5.00%, 9/1/2048	1,395,000	1,434,577
Metropolitan Transportation Authority
Series 2017D, Rev., 5.00%, 11/15/2033	1,935,000	1,987,714
Series 2024B, Rev., 5.00%, 11/15/2041	1,000,000	1,038,733
Metropolitan Transportation Authority Dedicated Tax Fund Series 2024A, Rev., 4.00%, 11/15/2051	1,000,000	857,221
Metropolitan Transportation Authority, Climate Bond Series 2025A, Rev., 5.25%, 11/15/2043	1,000,000	1,055,224

52

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Monroe County Industrial Development Corp., Academy of Health Sciences Charter School Project Series 2022A, Rev., 5.00%, 7/1/2032 (b)	250,000	253,856
Monroe County Industrial Development Corp., University of Rochester Project Series 2020A, Rev., 4.00%, 7/1/2050	1,730,000	1,513,527
New York City Housing Development Corp.
Series 2023A, Rev., 4.80%, 2/1/2053	2,000,000	1,920,365
Series 2025A, Rev., FHLMC COLL, 5.20%, 2/1/2055	1,250,000	1,233,894
New York City Municipal Water Finance Authority, Second General Resolution Series 2025CC, Rev., 5.00%, 6/15/2032	1,000,000	1,108,216
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2025 Series 2025DD, Rev., 5.50%, 6/15/2039	1,000,000	1,125,712
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2026 Series 2026, Subseries AA-1, Rev., 5.00%, 6/15/2044	3,675,000	3,884,984
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries B-1, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.05%, 9/1/2026 (c)	6,500,000	6,500,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2026 Series 2026I, Rev., 5.25%, 11/1/2049	1,000,000	1,033,577
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2027 Series 2027A, Rev., 5.50%, 11/1/2051	2,000,000	2,113,111
New York State Dormitory Authority, Brooklyn Law School Series 2019A, Rev., 5.00%, 7/1/2033	1,000,000	1,025,017
New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center Series 2025 2-B, Rev., 5.00%, 7/1/2032 (c)	1,000,000	1,084,365
New York State Dormitory Authority, Mount Sinai Obligated Group Series 2025, Rev., 5.00%, 7/1/2045	1,500,000	1,486,915
New York State Dormitory Authority, New York University Series 2019A, Rev., 4.00%, 7/1/2045	1,000,000	925,179
New York State Dormitory Authority, Rosewell Park Cancer Institute Obligated Group Series 2025A, Rev., A.G., 5.50%, 7/1/2050	1,000,000	1,055,978
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
New York State Dormitory Authority, School Districts Financing Program Series 2025A, Rev., A.G., 5.00%, 10/1/2033	1,000,000	1,115,578
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution Series 2024A, Rev., 5.25%, 6/15/2053	1,000,000	1,046,752
New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One Project
Series 2025, Rev., AMT, A.G., 6.00%, 6/30/2045	1,000,000	1,084,143
Series 2023, Rev., AMT, A.G., 5.00%, 6/30/2049	2,000,000	1,965,723
Newburgh Enlarged City School District Series 2026, GO, BAN, 4.00%, 6/23/2027	4,000,000	4,036,672
Onondaga Civic Development Corp., Syracuse University Project Series 2025, Rev., 4.50%, 12/1/2050	1,000,000	970,792
Onondaga County Trust for Cultural Resources, Syracuse University Project Series 2019, Rev., 4.00%, 12/1/2047	1,000,000	915,848
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Payroll Mobility Tax Senior Lien Series 2024C, Rev., 5.00%, 11/15/2038	2,625,000	2,854,321
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Series 2025B-2, Rev., BAN, 5.00%, 3/15/2029	2,500,000	2,645,590
Trust for Cultural Resources of The City of New York (The), Alvin Ailey Dance Foundation Series 2016A, Rev., 4.00%, 7/1/2041	1,095,000	992,024
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021A, Rev., 4.50%, 7/1/2056 (b)	1,160,000	937,374
Total New York		58,946,952
North Carolina — 1.5%
City of Charlotte Water and Sewer System Series 2022A, Rev., 5.00%, 7/1/2030	3,000,000	3,242,694
Cumberland County Industrial Facilities and Pollution Control Financing Authority, Solid Waste Disposal Project Aero Series 2024, Rev., AMT, 3.13%, 12/1/2026 (c)	1,000,000	1,000,103

53

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Carolina — continued
North Carolina Housing Finance Agency, Homeownership-1998 Trust Series 55-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 7/1/2055	1,275,000	1,378,802
North Carolina Medical Care Commission, Twin Lakes Community Series 2025A, Rev., 5.25%, 1/1/2055	250,000	250,131
Total North Carolina		5,871,730
Ohio — 2.3%
American Municipal Power, Inc., GreenUp Hydroelectric Project
Series 2025A, Rev., 5.00%, 2/15/2040	1,000,000	1,060,608
Series 2016A, Rev., 4.00%, 2/15/2041	410,000	380,246
American Municipal Power, Inc., Solar Electricity Prepayment Project Series 2019A, Rev., 5.00%, 2/15/2035	825,000	851,396
City of Toledo Water System, Waterworks Series 2020, Rev., 5.00%, 11/15/2032	1,300,000	1,393,076
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	1,000,000	1,014,637
Ohio Water Development Authority, Drinking Water Assistance Series 2025A, Rev., 5.00%, 12/1/2042	2,000,000	2,128,338
Ohio Water Development Authority, State Revolving Series 2026A, Rev., 5.00%, 12/1/2045	1,000,000	1,061,142
State of Ohio, Children's Hospital Medical Center of Akron Series 2024B, Rev., 5.00%, 8/15/2032 (c)	1,000,000	1,076,743
Total Ohio		8,966,186
Oklahoma — 1.6%
Oklahoma Development Finance Authority, Health System, OU Medicine Project
Series 2018B, Rev., 5.50%, 8/15/2052	200,000	200,763
Series 2018B, Rev., 5.50%, 8/15/2057	1,000,000	1,003,394
Oklahoma Housing Finance Agency, Home Ownership Loan Program Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 9/1/2056	990,000	1,091,806
Oklahoma Water Resources Board, Clean Water Program Series 2025, Rev., 5.00%, 4/1/2038	2,000,000	2,176,679
Oklahoma Water Resources Board, State Loan Program Series 2021D, Rev., 4.00%, 10/1/2046	2,035,000	1,877,809
Total Oklahoma		6,350,451
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oregon — 0.2%
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	1,000,000	685,681
Other — 0.9%
2026 Loan Holding-1 Series CR-2026, Rev., (SIFMA Municipal Swap Index Yield + 0.88%), 3.16%, 9/10/2026 (b) (e)	1,750,000	1,743,676
FHLMC Multifamily VRD Certificates Series ML-33, Rev., 4.64%, 10/25/2040 (c)	996,564	1,007,240
Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments Series 8, Rev., 5.95%, 11/1/2035 (c)	695,000	695,350
Total Other		3,446,266
Pennsylvania — 3.0%
Bucks County Water and Sewer Authority Series 2022A, Rev., A.G., 5.00%, 12/1/2038	525,000	554,487
Delaware Valley Regional Finance Authority Series C, Rev., (3-MONTH CME TERM SOFR + 0.75%), 3.38%, 12/1/2026 (e)	500,000	479,560
Monroeville Finance Authority, UPMC Obligated Group Series 2026C, Rev., 5.00%, 2/1/2040	1,000,000	1,051,773
Pennsylvania Economic Development Financing Authority, Presbyterian Senior Living Homes Series 2021, Rev., 4.00%, 7/1/2046	750,000	655,888
Pennsylvania Housing Finance Agency Series 2026-153A, Rev., 6.50%, 10/1/2056	1,535,000	1,739,698
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2024-145A, Rev., 6.00%, 10/1/2054	860,000	920,479
Series 2025-150A, Rev., 6.25%, 10/1/2055	980,000	1,089,282
Philadelphia Authority for Industrial Development, City Service Agreement Rebuild Project Series 2025A, Rev., 5.00%, 12/1/2035	3,000,000	3,328,894
Redevelopment Authority of the City of Philadelphia, Service Agreement Series 2024B, Rev., 5.00%, 9/1/2042	850,000	883,819
School District of Philadelphia (The) Series 2026A, GO, 5.00%, 9/1/2029	1,000,000	1,058,503
Total Pennsylvania		11,762,383
Rhode Island — 0.3%
Rhode Island Health and Educational Building Corp., Brown university Health Series 2026B, Rev., 5.00%, 5/15/2031	1,000,000	1,068,038

54

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
South Carolina — 0.9%
Medical University Hospital Authority, An Agency of The State of south Carolina FHA Insured Hospital Mortgage, Indian Land Project Series 2025, Rev., FHA, 5.25%, 5/15/2044	1,000,000	1,039,278
South Carolina Jobs-Economic Development Authority, Foothill Affordable Housing Series 2025, Rev., 4.00%, 3/1/2035 (c)	2,355,000	2,312,422
Total South Carolina		3,351,700
South Dakota — 1.1%
South Dakota Health and Educational Facilities Authority, Monument Health Series 2026, Rev., 5.00%, 9/1/2043	1,000,000	1,038,340
South Dakota Health and Educational Facilities Authority, Sanford Series 2025B, Rev., 5.00%, 11/1/2036	1,000,000	1,085,085
South Dakota Housing Development Authority
Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055	950,000	1,043,637
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 11/1/2055	985,000	1,097,021
Total South Dakota		4,264,083
Tennessee — 2.9%
City of Gallatin Water and Sewer Series 2025, Rev., 5.00%, 1/1/2038	1,110,000	1,209,544
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,265,000	1,191,513
Metropolitan Government of Nashville and Davidson County Water and Sewer
Series 2025, Rev., 5.00%, 7/1/2036	2,500,000	2,751,351
Series 2025, Rev., 5.00%, 7/1/2038	2,000,000	2,161,449
Rutherford County Health and Educational Facilities Board, Ascension Senior Credit Group Series 2025B1, Rev., 5.00%, 11/15/2030 (c)	1,000,000	1,067,508
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group
Series 2024B, Rev., 5.00%, 9/1/2029 (c)	1,000,000	1,041,777
Series 2025B, Rev., 5.00%, 9/1/2030 (c)	1,000,000	1,053,696
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2059	1,000,000	681,924
Total Tennessee		11,158,762
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — 11.4%
Arlington Higher Education Finance Corp., Basis Texas Charter Schools, Inc. Series 2025, Rev., 5.63%, 6/15/2045 (b)	1,000,000	1,012,387
Austin Community College District, Limited Tax Series 2025, GO, 5.00%, 8/1/2037	1,000,000	1,088,020
City of Austin Water and Wastewater System Series 2026, Rev., 5.00%, 11/15/2042	1,500,000	1,581,129
City of El Paso Water and Sewer Series 2026, Rev., 5.00%, 3/1/2041	2,490,000	2,632,060
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Projects
Series 2025B, Rev., AMT, 5.25%, 7/15/2029	1,500,000	1,551,638
Series 2024B, Rev., AMT, 5.25%, 7/15/2034	650,000	684,957
City of San Antonio Airport System
Series 2026, Rev., AMT, 5.50%, 7/1/2051	1,000,000	1,039,819
Series 2026, Rev., AMT, 5.00%, 7/1/2060	1,000,000	989,667
City of Temple, Tax Reinvestment Zone No. 1 Series 2026, Rev., 5.00%, 8/1/2032	1,000,000	1,066,713
Collin County Community College District Series 2024, Rev., 4.00%, 8/15/2042	1,500,000	1,438,909
Comal Independent School District, Unlimited Tax Series 2025, GO, PSF-GTD, 5.00%, 2/1/2038	1,000,000	1,086,295
Harris County Hospital District, Limited Tax Series 2026, GO, 5.00%, 2/15/2031	1,500,000	1,621,731
Housing Options, Inc., The Culbreath Series 2025, Rev., 3.75%, 11/1/2028 (c)	1,000,000	1,010,065
Legacy Denton Public Facility Corp., Multifamily Housing Roselawn Village Series 2025, Rev., 3.15%, 5/1/2029 (c)	1,000,000	999,444
Mansfield Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 4.00%, 2/15/2054	1,000,000	860,222
North Texas Municipal Water District Water System Series 2025, Rev., 5.00%, 9/1/2036	2,000,000	2,191,319
North Texas Municipal Water District, Panther Creek Regional Wastewater System Series 2025, Rev., 5.25%, 6/1/2043	1,855,000	1,935,001
Plano Independent School District, Unlimited Tax Series 2025, GO, PSF-GTD, 5.00%, 2/15/2029	1,000,000	1,055,499
San Antonio Water System, Junior Lien Series 2024B, Rev., 5.00%, 5/15/2030	1,000,000	1,074,012
State of Texas Series 2025B, GO, 5.00%, 8/1/2036	1,000,000	1,098,919

55

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Tarrant County Cultural Education Facilities Finance Corp., Ascension Senior Credit Series 2025C1, Rev., 5.00%, 11/15/2032 (c)	2,000,000	2,162,363
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Series 2025C, Rev., 5.00%, 11/15/2032 (c)	2,000,000	2,162,655
Terrell Independent School District, Kaufman and Hunt Counties, Unlimited Tax Series 2025, GO, PSF-GTD, 5.00%, 8/1/2036	1,500,000	1,664,956
Texas Department of Housing and Community Affairs Series 2026A, Rev., GNMA COLL, 6.00%, 1/1/2057	1,995,000	2,204,530
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply Series 2024, Rev., 5.00%, 1/1/2034 (c)	750,000	782,003
Texas State Affordable Housing Corp., Multi Family Housing La Vista De Lopez Apartment Series 2023, Rev., FHA, 2.80%, 2/1/2027	1,200,000	1,199,187
Texas State University System Series 2026C, Rev., 5.00%, 3/15/2031 (d)	1,000,000	1,074,918
Texas Water Development Board Series 2025, Rev., 5.00%, 10/15/2036	2,000,000	2,216,944
Texas Water Development Board, State Water Implementation Fund Series 2019A, Rev., 4.00%, 10/15/2044	4,365,000	3,986,694
Via Metropolitan Transit Advanced Transportation District Sales Tax Series 2024, Rev., 5.00%, 8/1/2029	1,000,000	1,057,557
Total Texas		44,529,613
Utah — 0.4%
Utah Associated Municipal Power Systems, Horse Butte Wind Project Series 2017B, Rev., 5.00%, 9/1/2033	1,700,000	1,743,875
Virginia — 1.1%
Virginia Housing Development Authority, Commonwealth Mortgage Series 2026J, Rev., GNMA / FNMA / FHLMC, 2.80%, 6/1/2027 (c)	1,290,000	1,288,929
Virginia Small Business Financing Authority, Lifespire of Virginia Residential Care Facilities Series 2026A, Rev., 5.00%, 12/1/2032	2,795,000	3,014,793
Total Virginia		4,303,722
Washington — 2.6%
City of Seattle Municipal Light and Power Series 2025, Rev., 5.00%, 2/1/2036	1,570,000	1,760,189
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Washington — continued
City of Tacoma Electric System Series 2025B, Rev., 5.00%, 1/1/2034	1,655,000	1,843,863
County of King Sewer Series 2016A, Rev., 4.00%, 7/1/2039	1,000,000	974,895
Vancouver Housing Authority Series 2017A, Rev., 4.00%, 8/1/2039	1,785,000	1,599,335
Vancouver Housing Authority, Jean Pointe Project Series 2025, Rev., 4.25%, 2/1/2038	2,000,000	1,970,191
Washington State Housing Finance Commission, Blakeley and Laurel Villages Portfolio Series 2025A, Rev., 5.50%, 7/1/2050 (b)	1,000,000	990,846
Washington State Housing Finance Commission, Seattle Academy of Arts and Science Project
Series 2023, Rev., 5.00%, 7/1/2028 (b)	240,000	244,574
Series 2023, Rev., 5.13%, 7/1/2033 (b)	740,000	776,582
Total Washington		10,160,475
West Virginia — 0.1%
West Virginia Hospital Finance Authority, University Health System Series 2023A, Rev., 5.00%, 6/1/2040	505,000	524,192
Wisconsin — 2.8%
Public Finance Authority, Georgia SR 400 Express Lanes Project Series 2025, Rev., AMT, 5.75%, 6/30/2060	1,000,000	1,026,806
Public Finance Authority, Maniilaq Association Employee Housing Project Series 2026, Rev., 5.00%, 12/1/2032	1,000,000	1,054,562
Public Finance Authority, Ripple Ranch, LLC Obligate Series 2021A, Rev., 5.25%, 12/1/2051 ‡ (b) (f)	200,000	40,000
Public Finance Authority, Senior Lien, Rico Toll Roads Monetization Project Series 2024, Rev., AMT, 5.75%, 7/1/2049	1,000,000	1,028,564
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center Series 2024A, Rev., 5.00%, 4/1/2035	1,000,000	1,106,233
Wisconsin Health and Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc. Series 2017A, Rev., 5.00%, 9/1/2027 (g)	785,000	801,985
Wisconsin Health and Educational Facilities Authority, Milwaukee Regional Medical Center Thermal Service Series 2018, Rev., 5.00%, 4/1/2035	1,165,000	1,196,647

56

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Health and Educational Facilities Authority, Museum of Nature and Culture, Inc., Project Series 2026, Rev., 6.50%, 11/1/2036 (b)	950,000	967,926
Wisconsin Health and Educational Facilities Authority, Wisconsin Housing Reservation Series 2026A, Rev., 5.00%, 11/1/2035	1,000,000	1,070,799
Wisconsin Housing and Economic Development Authority, Home Ownership
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	920,000	982,709
Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.00%, 3/1/2055	1,435,000	1,543,508
Total Wisconsin		10,819,739
Total Municipal Bonds (Cost $360,078,004)		358,123,794
	SHARES
Short-Term Investments — 9.1%
Investment Companies — 8.1%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.41% (h) (i) (Cost $31,812,367)	31,808,017	31,814,378
	PRINCIPAL AMOUNT($)
U.S. Treasury Obligations — 1.0%
U.S. Treasury Bills, 3.61%, 9/10/2026 (j) (Cost $3,796,580)	3,800,000	3,796,549
Total Short-Term Investments (Cost $35,608,947)		35,610,927
Total Investments — 101.1% (Cost $395,686,951)		393,734,721
Liabilities in Excess of Other Assets — (1.1)%		(4,362,499)
NET ASSETS — 100.0%		389,372,222

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CME	Chicago Mercantile Exchange
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

‡	Value determined using significant unobservable inputs.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2026.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2026.
(f)	Defaulted security.
(g)	Security is prerefunded or escrowed to maturity.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of August 31, 2026.
(j)	The rate shown is the effective yield as of August 31, 2026.

57

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
Futures contracts outstanding as of August 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	67	12/21/2026	USD	7,219,250	(40,413)

Abbreviations
USD	United States Dollar

58

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2026 (Unaudited)

	JPMorgan High Yield Municipal ETF	JPMorgan Inflation Managed Bond ETF	JPMorgan Limited Duration Bond ETF
ASSETS:
Investments in non-affiliates, at value	$267,776,095	$883,475,704	$3,855,622,983
Investments in affiliates, at value	23,535,539	9,451,525	183,902,721
Deposits at broker for futures contracts	291,000	—	—
Deposits at broker for centrally cleared swaps	—	40,000	—
Receivables:
Investment securities sold	—	50,153	181,248
Interest from non-affiliates	3,228,811	5,733,086	15,028,425
Dividends from affiliates	35,999	30,481	357,658
Variation margin on futures contracts	—	—	626,317
Variation margin on centrally cleared swaps	—	180,283	—
Other assets	—	—	102,611
Total Assets	294,867,444	898,961,232	4,055,821,963
LIABILITIES:
Payables:
Due to custodian	54,277	57	955,039
Investment securities purchased	—	—	14,000,000
Investment securities purchased — delayed delivery securities	1,375,631	—	8,400,000
Variation margin on futures contracts	13,126	213,784	—
Accrued liabilities:
Investment advisory fees	47,107	105,917	495,659
Administration fees	18,639	56,279	253,655
Printing and mailing costs	1,936	2,110	—
Custodian and accounting fees	12,649	52,439	52,210
Trustees’ and Chief Compliance Officer’s fees	85	82	—
Other	54,167	53,774	36,447
Total Liabilities	1,577,617	484,442	24,193,010
Net Assets	$293,289,827	$898,476,790	$4,031,628,953
NET ASSETS:
Paid-in-Capital	$360,162,057	$980,043,218	$4,080,966,475
Total distributable earnings (loss)	(66,872,230)	(81,566,428)	(49,337,522)
Total Net Assets	$293,289,827	$898,476,790	$4,031,628,953
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	5,950,360	19,043,210	77,633,170
Net asset value, per share	$49.29	$47.18	$51.93
Cost of investments in non-affiliates	$272,851,160	$903,519,973	$3,887,362,570
Cost of investments in affiliates	23,534,015	9,451,506	183,910,917
Net upfront receipts on centrally cleared swaps	—	(1,917,528)	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	59

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2026 (Unaudited) (continued)

	JPMorgan Realty Income ETF	JPMorgan Sustainable Municipal Income ETF
ASSETS:
Investments in non-affiliates, at value	$468,286,209	$361,920,343
Investments in affiliates, at value	10,950,977	31,814,378
Investments of cash collateral received from securities loaned, at value (See Note 2.D.)	5,273,298	—
Deposits at broker for futures contracts	—	204,000
Receivables:
Investment securities sold	4,557,817	—
Fund shares sold	106,659	—
Interest from non-affiliates	—	4,058,306
Dividends from non-affiliates	285,909	—
Dividends from affiliates	23,476	39,976
Tax reclaims	4,297	—
Securities lending income (See Note 2.D.)	28	—
Other assets	—	1,880
Total Assets	489,488,670	398,038,883
LIABILITIES:
Payables:
Due to custodian	2	65,016
Investment securities purchased	6,570,733	—
Investment securities purchased — delayed delivery securities	—	8,505,082
Collateral received on securities loaned (See Note 2.D.)	5,273,298	—
Variation margin on futures contracts	—	8,375
Accrued liabilities:
Investment advisory fees	156,886	12,159
Administration fees	30,547	24,518
Printing and mailing costs	6,688	—
Custodian and accounting fees	13,150	15,439
Trustees’ and Chief Compliance Officer’s fees	102	83
Other	42,594	35,989
Total Liabilities	12,094,000	8,666,661
Net Assets	$477,394,670	$389,372,222
NET ASSETS:
Paid-in-Capital	$449,567,493	$416,489,449
Total distributable earnings (loss)	27,827,177	(27,117,227)
Total Net Assets	$477,394,670	$389,372,222
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	9,122,859	7,906,783
Net asset value, per share	$52.33	$49.25
Cost of investments in non-affiliates	$399,490,396	$363,874,584
Cost of investments in affiliates	10,950,499	31,812,367
Investment securities on loan, at value (See Note 2.D.)	5,036,000	—
Cost of investment of cash collateral (See Note 2.D.)	5,273,298	—
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Exchange-Traded Funds	August 31, 2026

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2026 (Unaudited)

	JPMorgan High Yield Municipal ETF	JPMorgan Inflation Managed Bond ETF	JPMorgan Limited Duration Bond ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$6,318,011	$22,329,534	$86,065,421
Interest income from affiliates	18	134	518
Dividend income from affiliates	284,628	177,439	1,246,386
Total investment income	6,602,657	22,507,107	87,312,325
EXPENSES:
Investment advisory fees	487,489	1,169,372	3,859,875
Administration fees	104,463	313,227	1,447,445
Custodian and accounting fees	20,329	61,773	89,832
Interest expense to non-affiliates	106	2,014	5,135
Interest expense to affiliates	386	1,208	434
Professional fees	52,131	49,697	47,637
Trustees’ and Chief Compliance Officer’s fees	12,809	13,248	15,407
Printing and mailing costs	12,803	13,080	47,684
Registration and filing fees	6,804	5,396	26,925
Other	2,955	3,693	5,042
Total expenses	700,275	1,632,708	5,545,416
Less fees waived	(17,201)	(5,397)	(37,691)
Less expense reimbursements	(211,943)	(584,694)	(905,127)
Net expenses	471,131	1,042,617	4,602,598
Net investment income (loss)	6,131,526	21,464,490	82,709,727
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(1,518,329)	(2,525,062)	(2,172,218)
Investments in affiliates	534	(3,451)	(13,648)
Options purchased	(60,547)	—	—
Futures contracts	(496,255)	(7,226,336)	(1,537,812)
Options written	36,328	—	—
Swaps	(50,769)	2,879,957	—
Net realized gain (loss)	(2,089,038)	(6,874,892)	(3,723,678)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(6,960,898)	(22,691,505)	(51,025,531)
Investments in affiliates	757	(772)	(18,876)
Options purchased	(42,382)	—	—
Futures contracts	(108,466)	(1,955,693)	(1,182,711)
Options written	24,219	—	—
Swaps	—	2,137,883	—
Change in net unrealized appreciation/depreciation	(7,086,770)	(22,510,087)	(52,227,118)
Net realized/unrealized gains (losses)	(9,175,808)	(29,384,979)	(55,950,796)
Change in net assets resulting from operations	$(3,044,282)	$(7,920,489)	$26,758,931
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	61

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2026 (Unaudited) (continued)

	JPMorgan Realty Income ETF	JPMorgan Sustainable Municipal Income ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$—	$6,975,810
Interest income from affiliates	—	50
Dividend income from non-affiliates	6,712,161	—
Dividend income from affiliates	158,132	315,303
Income from securities lending (net) (See Note 2.D.)	646	—
Total investment income	6,870,939	7,291,163
EXPENSES:
Investment advisory fees	1,447,096	567,490
Administration fees	180,887	141,873
Custodian and accounting fees	13,223	26,131
Interest expense to non-affiliates	—	22
Interest expense to affiliates	—	488
Professional fees	34,208	36,950
Trustees’ and Chief Compliance Officer’s fees	12,989	12,891
Printing and mailing costs	15,309	21,574
Registration and filing fees	5,409	6,399
Other	3,082	2,994
Total expenses	1,712,203	816,812
Less fees waived	(5,043)	(21,199)
Less expense reimbursements	(506,396)	(475,691)
Net expenses	1,200,764	319,922
Net investment income (loss)	5,670,175	6,971,241
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(4,629,113)	(825,942)
Investments in affiliates	(1,455)	1,483
In-kind redemptions of investments in non-affiliates (See Note 4)	12,264,117	—
Options purchased	—	(87,891)
Futures contracts	—	(319,315)
Options written	—	52,734
Swaps	—	(114,240)
Net realized gain (loss)	7,633,549	(1,293,171)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1,121,798	(12,828,419)
Investments in affiliates	(680)	522
Options purchased	—	(61,523)
Futures contracts	—	(73,281)
Options written	—	35,157
Change in net unrealized appreciation/depreciation	1,121,118	(12,927,544)
Net realized/unrealized gains (losses)	8,754,667	(14,220,715)
Change in net assets resulting from operations	$14,424,842	$(7,249,474)
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Exchange-Traded Funds	August 31, 2026

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan High Yield Municipal ETF		JPMorgan Inflation Managed Bond ETF
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$6,131,526	$10,212,771	$21,464,490	$26,858,676
Net realized gain (loss)	(2,089,038)	(1,756,295)	(6,874,892)	8,683,385
Change in net unrealized appreciation/depreciation	(7,086,770)	1,014,982	(22,510,087)	7,465,076
Change in net assets resulting from operations	(3,044,282)	9,471,458	(7,920,489)	43,007,137
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(6,072,906)	(9,755,758)	(21,935,183)	(27,332,521)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	44,893,842	50,063,207	132,414,967	104,115,259
NET ASSETS:
Change in net assets	35,776,654	49,778,907	102,559,295	119,789,875
Beginning of period	257,513,173	207,734,266	795,917,495	676,127,620
End of period	$293,289,827	$257,513,173	$898,476,790	$795,917,495
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$47,395,201	$57,489,878	$158,953,439	$142,255,097
Cost of shares redeemed	(2,501,359)	(7,426,671)	(26,538,472)	(38,139,838)
Total change in net assets resulting from capital transactions	$44,893,842	$50,063,207	$132,414,967	$104,115,259
SHARE TRANSACTIONS:
Issued	950,000	1,150,000	3,300,000	2,950,000
Redeemed	(50,000)	(150,000)	(550,000)	(800,000)
Net increase in shares from share transactions	900,000	1,000,000	2,750,000	2,150,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	63

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan Limited Duration Bond ETF		JPMorgan Realty Income ETF
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$82,709,727	$99,308,199	$5,670,175	$11,012,748
Net realized gain (loss)	(3,723,678)	(6,465,999)	7,633,549	4,855,858
Change in net unrealized appreciation/depreciation	(52,227,118)	32,829,872	1,121,118	13,537,014
Change in net assets resulting from operations	26,758,931	125,672,072	14,424,842	29,405,620
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(80,060,388)	(91,625,656)	(4,173,196)	(11,590,501)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	496,047,013	2,453,277,444	(20,543,163)	51,066,815
NET ASSETS:
Change in net assets	442,745,556	2,487,323,860	(10,291,517)	68,881,934
Beginning of period	3,588,883,397	1,101,559,537	487,686,187	418,804,253
End of period	$4,031,628,953	$3,588,883,397	$477,394,670	$487,686,187
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$507,545,972	$2,466,905,189	$24,791,168	$136,066,300
Cost of shares redeemed	(11,498,959)	(13,627,745)	(45,334,331)	(84,999,485)
Total change in net assets resulting from capital transactions	$496,047,013	$2,453,277,444	$(20,543,163)	$51,066,815
SHARE TRANSACTIONS:
Issued	9,720,000	47,220,000	475,000	2,850,000
Redeemed	(220,000)	(260,000)	(875,000)	(1,775,000)
Net increase (decrease) in shares from share transactions	9,500,000	46,960,000	(400,000)	1,075,000
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Exchange-Traded Funds	August 31, 2026

	JPMorgan Sustainable Municipal Income ETF
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$6,971,241	$11,426,908
Net realized gain (loss)	(1,293,171)	(3,699,473)
Change in net unrealized appreciation/depreciation	(12,927,544)	9,309,613
Change in net assets resulting from operations	(7,249,474)	17,037,048
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(6,881,939)	(11,084,765)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	37,482,975	104,444,887
NET ASSETS:
Change in net assets	23,351,562	110,397,170
Beginning of period	366,020,660	255,623,490
End of period	$389,372,222	$366,020,660
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$39,949,303	$114,205,535
Cost of shares redeemed	(2,466,328)	(9,760,648)
Total change in net assets resulting from capital transactions	$37,482,975	$104,444,887
SHARE TRANSACTIONS:
Issued	800,000	2,300,000
Redeemed	(50,000)	(200,000)
Net increase in shares from share transactions	750,000	2,100,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	65

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance (a)
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan High Yield Municipal ETF (g)
Six Months Ended August 31, 2026 (Unaudited)	$50.99	$1.11	$(1.71)	$(0.60)	$(1.10)
Year Ended February 28, 2026	51.29	2.34	(0.39)	1.95	(2.25)
Year Ended February 28, 2025	49.98	2.15	1.37	3.52	(2.21)
Year Ended February 29, 2024	49.76	2.38	(0.05)	2.33	(2.11)
Year Ended February 28, 2023	58.54	2.02	(8.78)	(6.76)	(2.02)
Year Ended February 28, 2022	59.42	1.86	(0.88)	0.98	(1.86)

(a)
Per share amounts reflect the conversion of the JPMorgan High Yield Municipal Fund ("Acquired Fund") into the JPMorgan High Yield Municipal ETF (the "Fund")
as of the close of business on July 14, 2023.

(b)	Annualized for periods less than one year, unless otherwise noted.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)
The Fund acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on July 14, 2023. Market price returns are calculated using the official closing price of the Fund on the listing exchange as of the time that the Fund's net asset value ("NAV") is calculated. Prior to the Fund's listing on July 17, 2023, the NAV performance of the Class R6 Shares of the Acquired Fund is used as proxy market price returns.

(g)
The Fund acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on July 14, 2023. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Acquired Fund’s Class R6 Shares for the period March 1, 2021 up through the reorganization.

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Exchange-Traded Funds	August 31, 2026

		Ratios/Supplemental data
					Ratios to average net assets (b)
Net asset value, end of period	Market price, end of period	Total return(d)(e)	Market price total return(d)(f)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(d)

$49.29	$49.37	(1.18)%	(1.27)%	$293,289,827	0.34%	4.40%	0.50%	43%
50.99	51.12	3.99	3.88	257,513,173	0.34	4.67	0.51	52
51.29	51.47	7.25	8.12	207,734,266	0.34	4.27	0.57	76
49.98	49.75	4.85	4.38	174,959,795	0.35	4.87	0.59	90
49.76	49.76	(11.62)	(11.62)	13,436,450	0.45	3.82	0.52	21
58.54	58.54	1.60	1.60	20,315,531	0.45	3.07	0.51	24
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	67

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance (a)
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Inflation Managed Bond ETF (g)
Six Months Ended August 31, 2026 (Unaudited)	$48.85	$1.24	$(1.64)	$(0.40)	$(1.27)	$—	$(1.27)
Year Ended February 28, 2026	47.81	1.72	1.09	2.81	(1.77)	—	(1.77)
Year Ended February 28, 2025	46.40	1.97	1.36	3.33	(1.92)	—	(1.92)
Year Ended February 29, 2024	46.29	1.74	0.01	1.75	(1.64)	—	(1.64)
Year Ended February 28, 2023	51.43	1.63	(5.05)	(3.42)	(1.58)	(0.14)	(1.72)
Year Ended February 28, 2022	50.58	1.27	0.85	2.12	(1.27)	—	(1.27)

(a)
Per share amounts reflect the conversion of the JPMorgan Inflation Managed Bond Fund ("Acquired Fund") into the JPMorgan Inflation Managed Bond ETF (the
"Fund") as of the close of business on April 8, 2022.

(b)	Annualized for periods less than one year, unless otherwise noted.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)
The Fund acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on April 8, 2022. Market price returns are calculated using the official closing price of the Fund on the listing exchange as of the time that the Fund's net asset value ("NAV") is calculated. Prior to the Fund's listing on April, 11, 2022, the NAV performance of the Class R6 Shares of the Acquired Fund is used as proxy market price returns.

(g)
The Fund acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on April 8, 2022. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Acquired Fund’s Class R6 Shares for the period March 1, 2021 up through the reorganization.

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Exchange-Traded Funds	August 31, 2026

		Ratios/Supplemental data
					Ratios to average net assets (b)
Net asset value, end of period	Market price, end of period	Total return(d)(e)	Market price total return(d)(f)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(d)

$47.18	$47.31	(0.83)%	(0.62)%	$898,476,790	0.25%	5.14%	0.39%	41%
48.85	48.88	6.00	5.53	795,917,495	0.25	3.58	0.39	81
47.81	48.05	7.34	7.71	676,127,620	0.25	4.19	0.39	110
46.40	46.47	3.86	3.86	660,950,209	0.25	3.75	0.40	60
46.29	46.36	(6.73)	(6.59)	904,606,857	0.26	3.38	0.41	107
51.43	51.43	4.23	4.23	897,545,065	0.34	2.49	0.39	159
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	69

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance (a)
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Limited Duration Bond ETF (h)
Six Months Ended August 31, 2026 (Unaudited)	$52.67	$1.12	$(0.76)	$0.36	$(1.10)
Year Ended February 28, 2026	52.03	2.29	0.56	2.85	(2.21)
Year Ended February 28, 2025	50.95	2.33	1.04	3.37	(2.29)
Year Ended February 29, 2024	50.00	2.14	0.81	2.95	(2.00)
Year Ended February 28, 2023	51.60	1.19	(1.60)	(0.41)	(1.19)
Year Ended February 28, 2022	52.68	0.57	(1.08)	(0.51)	(0.57)

(a)
Per share amounts reflect the conversion of the JPMorgan Limited Duration Bond Fund ("Acquired Fund") into the JPMorgan Limited Duration Bond ETF (the
"Fund") as of the close of business on July 28, 2023.

(b)	Annualized for periods less than one year, unless otherwise noted.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)
The Fund acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on July 28, 2023. Market price returns are calculated using the official closing price of the Fund on the listing exchange as of the time that the Fund's net asset value ("NAV") is calculated. Prior to the Fund's listing on July 31, 2023, the NAV performance of the Class R6 Shares of the Acquired Fund is used as proxy market price returns.

(g)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(h)
The Fund acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on July 28, 2023. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Acquired Fund’s Class R6 Shares for the period March 1, 2021 up through the reorganization.

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Exchange-Traded Funds	August 31, 2026

		Ratios/Supplemental data
					Ratios to average net assets (b)
Net asset value, end of period	Market price, end of period	Total return(d)(e)	Market price total return(d)(f)	Net assets, end of period	Net expenses(g)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(d)

$51.93	$51.99	0.69%	0.65%	$4,031,628,953	0.24%	4.28%	0.29%	23%
52.67	52.75	5.62	5.69	3,588,883,397	0.24	4.38	0.30	53
52.03	52.07	6.78	7.18	1,101,559,537	0.23	4.53	0.32	30
50.95	50.80	6.05	5.74	727,270,847	0.23	4.27	0.33	6
50.00	50.00	(0.74)	(0.74)	716,175,584	0.23	2.41	0.31	26
51.60	51.60	(0.95)	(0.95)	821,093,668	0.24	1.10	0.30	24
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	71

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance (a)
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions	Net asset value, end of period
JPMorgan Realty Income ETF (g)
Six Months Ended August 31, 2026 (Unaudited)	$51.21	$0.61	$0.96	$1.57	$(0.45)	$—	$(0.45)	$52.33
Year Ended February 28, 2026	49.58	1.17	1.68	2.85	(1.22)	—	(1.22)	51.21
Year Ended February 28, 2025	43.61	1.13	5.89	7.02	(1.05)	—	(1.05)	49.58
Year Ended February 29, 2024	43.19	1.16	0.73	1.89	(1.47)	—	(1.47)	43.61
Year Ended February 28, 2023	62.71	0.98 (h)	(9.14)	(8.16)	(0.76)	(10.60)	(11.36)	43.19
Year Ended February 28, 2022	54.76	0.64	13.05	13.69	(0.80)	(4.94)	(5.74)	62.71

(a)	Per share amounts reflect the conversion of the JPMorgan Realty Income Fund ("Acquired Fund") into the JPMorgan Realty Income ETF (the "Fund") as of the close of business on May 20, 2022.
(b)	Annualized for periods less than one year, unless otherwise noted.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)
The Fund acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on May 20, 2022. Market price returns are calculated using the official closing price of the Fund on the listing exchange as of the time that the Fund's net asset value ("NAV") is calculated. Prior to the Fund's listing on May 23, 2022, the NAV performance of the Class R6 Shares of the Acquired Fund is used as proxy market price returns.

(g)
The Fund acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on May 20, 2022. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Acquired Fund’s Class R6 Shares for the period March 1, 2021 up through the reorganization.

(h)
Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $0.81 and the net investment income (loss) ratio would have been 1.59%.

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Exchange-Traded Funds	August 31, 2026

	Ratios/Supplemental data
				Ratios to average net assets (b)
Market price, end of period	Total return(d)(e)	Market price total return(d)(f)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(d)

$52.36	3.09%	3.07%	$477,394,670	0.50%	2.35%	0.71%	44%
51.25	5.98	6.02	487,686,187	0.50	2.46	0.71	113
49.60	16.27	16.45	418,804,253	0.50	2.42	0.71	77
43.56	4.54	4.28	328,078,273	0.50	2.78	0.72	96
43.25	(13.43)	(13.31)	509,554,235	0.55	1.93 (h)	0.72	84
62.71	24.69	24.69	1,450,453,154	0.68	0.98	0.70	59
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	73

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance (a)
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Sustainable Municipal Income ETF (g)
Six Months Ended August 31, 2026 (Unaudited)	$51.14	$0.93	$(1.90)	$(0.97)	$(0.92)
Year Ended February 28, 2026	50.55	1.87	0.55	2.42	(1.83)
Year Ended February 28, 2025	50.55	1.84	(0.01)	1.83	(1.83)
Year Ended February 29, 2024	49.56	1.77	0.81	2.58	(1.59)
Year Ended February 28, 2023	53.82	1.35	(4.21)	(2.86)	(1.40)
Year Ended February 28, 2022	55.45	1.18	(1.63)	(0.45)	(1.18)

(a)
Per share amounts reflect the conversion of the JPMorgan Sustainable Municipal Income Fund ("Acquired Fund") into the JPMorgan Sustainable Municipal Income
ETF (the "Fund") as of the close of business on July 14, 2023.

(b)	Annualized for periods less than one year, unless otherwise noted.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)
The Fund acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on July 14, 2023. Market price returns are calculated using the official closing price of the Fund on the listing exchange as of the time that the Fund's net asset value ("NAV") is calculated. Prior to the Fund's listing on July 17, 2023, the NAV performance of the Class R6 Shares of the Acquired Fund is used as proxy market price returns.

(g)
The Fund acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on July 14, 2023. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Acquired Fund’s Class R6 Shares for the period March 1, 2021 up through the reorganization.

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Exchange-Traded Funds	August 31, 2026

		Ratios/Supplemental data
					Ratios to average net assets (b)
Net asset value, end of period	Market price, end of period	Total return(d)(e)	Market price total return(d)(f)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(d)

$49.25	$49.36	(1.90)%	(1.73)%	$389,372,222	0.17%	3.68%	0.43%	22%
51.14	51.16	4.96	4.85	366,020,660	0.17	3.74	0.44	54
50.55	50.62	3.71	3.97	255,623,490	0.16	3.65	0.48	69
50.55	50.49	5.32	5.20	217,726,100	0.20	3.57	0.52	35
49.56	49.56	(5.36)	(5.36)	65,552,740	0.35	2.69	0.49	37
53.82	53.82	(0.82)	(0.82)	81,399,139	0.35	2.14	0.46	18
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	75

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited)
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The following are 5 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
Diversification Classification
JPMorgan High Yield Municipal ETF	Diversified
JPMorgan Inflation Managed Bond ETF	Diversified
JPMorgan Limited Duration Bond ETF	Diversified
JPMorgan Realty Income ETF	Non-Diversified
JPMorgan Sustainable Municipal Income ETF	Diversified
The investment objective of JPMorgan High Yield Municipal ETF (“High Yield Municipal ETF”) is to seek a high level of current income exempt from federal income taxes.
The investment objective of JPMorgan Inflation Managed Bond ETF ("Inflation Managed Bond ETF") is to seek to maximize inflation protected total return.
The investment objective of JPMorgan Limited Duration Bond ETF (“Limited Duration Bond ETF”) is to seek a high level of current income consistent with low volatility of principal.
The investment objective of JPMorgan Realty Income ETF ("Realty Income ETF") is to seek to provide high total investment return through a combination of capital appreciation and current income.
The investment objective of JPMorgan Sustainable Municipal Income ETF (“Sustainable Municipal Income ETF”) is to seek current income exempt from federal income taxes.
Shares of each Fund are listed and traded at market price on an exchange as follows:
Listing Exchange
High Yield Municipal ETF	NYSE Arca, Inc.
Inflation Managed Bond ETF	NYSE Arca, Inc.*
Limited Duration Bond ETF	NYSE Arca, Inc.*
Realty Income ETF	NYSE Arca, Inc.
Sustainable Municipal Income ETF	NYSE Arca, Inc.

*	Prior to April 16, 2026, the listing exchange was Cboe BZX Exchange, Inc.
Market prices for the Funds' shares may be different from their net asset value (“NAV”).
The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units”. Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

76	J.P. Morgan Exchange-Traded Funds	August 31, 2026

A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Limited Duration Bond ETF at August 31, 2026.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	77

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
High Yield Municipal ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant observable inputs	Total
Investments in Securities
Municipal Bonds
Alabama	$—	$17,239,497	$—	$17,239,497
Alaska	—	2,695,584	—	2,695,584
Arizona	—	1,861,902	—	1,861,902
Arkansas	—	1,129,389	—	1,129,389
California	—	20,043,540	—	20,043,540
Colorado	—	9,456,596	—	9,456,596
Connecticut	—	2,782,479	—	2,782,479
District of Columbia	—	1,074,625	—	1,074,625
Florida	—	10,411,863	—	10,411,863
Georgia	—	13,286,083	—	13,286,083
Illinois	—	11,232,284	—	11,232,284
Indiana	—	2,900,556	—	2,900,556
Iowa	—	2,397,049	—	2,397,049
Kentucky	—	2,382,744	—	2,382,744
Louisiana	—	6,305,756	—	6,305,756
Massachusetts	—	2,086,360	—	2,086,360
Michigan	—	5,903,652	—	5,903,652
Minnesota	—	1,039,810	—	1,039,810
Mississippi	—	1,380,000	—	1,380,000
Missouri	—	1,769,739	—	1,769,739
Nebraska	—	2,059,618	—	2,059,618
New Hampshire	—	4,061,546	—	4,061,546
New Jersey	—	8,117,452	—	8,117,452
New Mexico	—	1,037,033	—	1,037,033
New York	—	38,734,571	—	38,734,571
North Carolina	—	3,953,989	—	3,953,989
North Dakota	—	1,041,348	—	1,041,348
Ohio	—	11,938,400	—	11,938,400
Oklahoma	—	3,475,194	—	3,475,194
Oregon	—	685,681	—	685,681
Other	—	1,505,433	—	1,505,433
Pennsylvania	—	4,327,841	—	4,327,841
Puerto Rico	—	7,859,477	—	7,859,477
Rhode Island	—	984,254	—	984,254
South Carolina	—	3,213,412	—	3,213,412
South Dakota	—	1,026,295	—	1,026,295
Tennessee	—	2,788,264	—	2,788,264
Texas	—	23,587,758	—	23,587,758
Utah	—	1,798,808	—	1,798,808
Washington	—	5,992,285	—	5,992,285
West Virginia	—	1,014,585	—	1,014,585
Wisconsin	—	17,255,186	160,000	17,415,186
Wyoming	—	880,791	—	880,791
Total Municipal Bonds	—	264,718,729	160,000	264,878,729

78	J.P. Morgan Exchange-Traded Funds	August 31, 2026

High Yield Municipal ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant observable inputs	Total
Short-Term Investments
Investment Companies	$23,535,539	$—	$—	$23,535,539
U.S. Treasury Obligations	—	2,897,366	—	2,897,366
Total Short-Term Investments	23,535,539	2,897,366	—	26,432,905
Total Investments in Securities	$23,535,539	$267,616,095	$160,000	$291,311,634
Depreciation in Other Financial Instruments
Futures Contracts	$(63,334)	$—	$—	$(63,334)

Inflation Managed Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$68,166,520	$—	$68,166,520
Collateralized Mortgage Obligations	—	26,587,838	—	26,587,838
Commercial Mortgage-Backed Securities	—	31,791,139	—	31,791,139
Corporate Bonds	—	248,580,719	—	248,580,719
Foreign Government Securities	—	4,074,119	—	4,074,119
Mortgage-Backed Securities	—	73,460,520	—	73,460,520
U.S. Treasury Obligations	—	430,814,849	—	430,814,849
Short-Term Investments
Investment Companies	9,451,525	—	—	9,451,525
Total Investments in Securities	$9,451,525	$883,475,704	$—	$892,927,229
Appreciation in Other Financial Instruments
Futures Contracts	$163,515	$—	$—	$163,515
Swaps	—	1,111,963	—	1,111,963
Depreciation in Other Financial Instruments
Futures Contracts	$(1,209,486)	$—	$—	$(1,209,486)
Swaps	—	(1,660,704)	—	(1,660,704)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(1,045,971)	$(548,741)	$—	$(1,594,712)

Limited Duration Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,668,358,071	$42,929,203	$1,711,287,274
Collateralized Mortgage Obligations	—	630,050,066	5,921,556	635,971,622
Commercial Mortgage-Backed Securities	—	183,766,740	39,774,958	223,541,698
Corporate Bonds
Automobiles	—	5,396,506	—	5,396,506
Banks	—	210,818,365	—	210,818,365
Capital Markets	—	85,302,228	—	85,302,228
Commercial Services & Supplies	—	—	221,867	221,867
Consumer Finance	—	19,262,838	—	19,262,838
Electric Utilities	—	6,681,209	—	6,681,209

August 31, 2026	J.P. Morgan Exchange-Traded Funds	79

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
Limited Duration Bond ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Financial Services	$—	$26,825,774	$12,613,943	$39,439,717
Ground Transportation	—	6,847,796	—	6,847,796
Insurance	—	24,381,876	—	24,381,876
Semiconductors & Semiconductor Equipment	—	4,050,365	—	4,050,365
Software	—	9,582,325	—	9,582,325
Total Corporate Bonds	—	399,149,282	12,835,810	411,985,092
Mortgage-Backed Securities	—	559,889,417	—	559,889,417
U.S. Treasury Obligations	—	305,192,429	—	305,192,429
Short-Term Investments
Investment Companies	183,902,721	—	—	183,902,721
U.S. Treasury Obligations	—	7,755,451	—	7,755,451
Total Short-Term Investments	183,902,721	7,755,451	—	191,658,172
Total Investments in Securities	$183,902,721	$3,754,161,456	$101,461,527	$4,039,525,704
Appreciation in Other Financial Instruments
Futures Contracts	$2,068,714	$—	$—	$2,068,714
Depreciation in Other Financial Instruments
Futures Contracts	$(3,415,266)	$—	$—	$(3,415,266)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(1,346,552)	$—	$—	$(1,346,552)

Realty Income ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$484,510,484	$—	$—	$484,510,484

(a)	Please refer to the SOI for specifics of portfolio holdings.

Sustainable Municipal Income ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant observable inputs	Total
Investments in Securities
Municipal Bonds
Alabama	$—	$4,397,859	$—	$4,397,859
Arizona	—	4,828,252	—	4,828,252
Arkansas	—	999,359	—	999,359
California	—	39,600,324	—	39,600,324
Colorado	—	14,418,917	—	14,418,917
Connecticut	—	2,197,835	—	2,197,835
District of Columbia	—	10,079,588	—	10,079,588
Florida	—	25,933,152	—	25,933,152
Georgia	—	11,003,670	—	11,003,670
Idaho	—	1,072,935	—	1,072,935
Illinois	—	11,029,684	—	11,029,684
Indiana	—	5,054,866	—	5,054,866
Iowa	—	1,398,446	—	1,398,446

80	J.P. Morgan Exchange-Traded Funds	August 31, 2026

Sustainable Municipal Income ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant observable inputs	Total
Kentucky	$—	$1,032,447	$—	$1,032,447
Louisiana	—	3,843,204	—	3,843,204
Maryland	—	952,176	—	952,176
Massachusetts	—	7,988,292	—	7,988,292
Michigan	—	12,222,901	—	12,222,901
Minnesota	—	2,900,133	—	2,900,133
Mississippi	—	847,219	—	847,219
Missouri	—	1,987,928	—	1,987,928
Nebraska	—	1,052,087	—	1,052,087
Nevada	—	450,850	—	450,850
New Hampshire	—	4,877,822	—	4,877,822
New York	—	58,946,952	—	58,946,952
North Carolina	—	5,871,730	—	5,871,730
Ohio	—	8,966,186	—	8,966,186
Oklahoma	—	6,350,451	—	6,350,451
Oregon	—	685,681	—	685,681
Other	—	3,446,266	—	3,446,266
Pennsylvania	—	11,762,383	—	11,762,383
Rhode Island	—	1,068,038	—	1,068,038
South Carolina	—	3,351,700	—	3,351,700
South Dakota	—	4,264,083	—	4,264,083
Tennessee	—	11,158,762	—	11,158,762
Texas	—	44,529,613	—	44,529,613
Utah	—	1,743,875	—	1,743,875
Virginia	—	4,303,722	—	4,303,722
Washington	—	10,160,475	—	10,160,475
West Virginia	—	524,192	—	524,192
Wisconsin	—	10,779,739	40,000	10,819,739
Total Municipal Bonds	—	358,083,794	40,000	358,123,794
Short-Term Investments
Investment Companies	31,814,378	—	—	31,814,378
U.S. Treasury Obligations	—	3,796,549	—	3,796,549
Total Short-Term Investments	31,814,378	3,796,549	—	35,610,927
Total Investments in Securities	$31,814,378	$361,880,343	$40,000	$393,734,721
Depreciation in Other Financial Instruments
Futures Contracts	$(40,413)	$—	$—	$(40,413)

August 31, 2026	J.P. Morgan Exchange-Traded Funds	81

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
Limited Duration Bond ETF	Balance as of February 28, 2026	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2026
Investments in Securities:
Asset-Backed Securities	$16,815,259	$5	$(181,330)	$1,972	$41,932,379	$(4,733,582)	$—	$(10,905,500)	$42,929,203
Collateralized Mortgage Obligations	9,134,993	—	(67,649)	2,518	1,994,988	(483,854)	—	(4,659,440)	5,921,556
Commercial Mortgage-Backed Securities	37,657,571	—	(278,515)	68,416	17,785,566	(15,458,080)	—	—	39,774,958
Corporate Bonds	8,182,521	—	38,367	(5,272)	6,336,819	(1,716,625)	—	—	12,835,810
Total	$71,790,344	$5	$(489,127)	$67,634	$68,049,752	$(22,392,141)	$—	$(15,564,940)	$101,461,527

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2026, which were valued using significant unobservable inputs (level 3), amounted to $(192,981). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
The significant unobservable inputs used in the fair value measurement of the Funds' investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Limited
Duration Bond ETF
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
	$29,012,333	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.30% - 5.87% (5.55%)

Commercial Mortgage-Backed Securities	29,012,333
	10,995,983	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	7.50% - 13.34% (9.37%)

Corporate Bonds	10,995,983
	3,931,334	Discounted Cash Flow	Constant Prepayment Rate	35.75% - 100.00% (82.73%)
			Yield (Discount Rate of Cash Flows)	5.22% - 5.87% (5.59%)

Collateralized Mortgage Obligations	3,931,334
	3,496,676	Discounted Cash Flow	Constant Prepayment Rate	25.00% (25.00%)
			Yield (Discount Rate of Cash Flows)	6.01% (6.01%)

82	J.P. Morgan Exchange-Traded Funds	August 31, 2026

	Fair Value at August 31, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
Asset-Backed Securities	3,496,676
Total	$47,436,326

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2026, the value of these investments was $54,025,201. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of August 31, 2026, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— High Yield Municipal ETF, Inflation Managed Bond ETF, Limited Duration Bond ETF and Sustainable Municipal Income ETF purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
High Yield Municipal ETF and Sustainable Municipal Income ETF had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2026, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2026 are detailed on the SOIs, if any.
D. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value (but generally 102% or 105%, as explained below) plus accrued interest on the securities lent, which is invested in an affiliated money market. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrower. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the

August 31, 2026	J.P. Morgan Exchange-Traded Funds	83

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Realty Income ETF	$5,036,000	$(5,036,000)	$—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
High Yield Municipal ETF, Inflation Managed Bond ETF, Limited Duration Bond ETF and Sustainable Municipal Income ETF did not lend out any securities during the six months ended August 31, 2026.
E. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
High Yield Municipal ETF
For the six months ended August 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2026	Shares at August 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.41% (a) (b)	$21,083,122	$91,206,110	$88,754,984	$534	$757	$23,535,539	23,530,833	$284,628	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2026.

Inflation Managed Bond ETF
For the six months ended August 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2026	Shares at August 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (a) (b)	$11,497,826	$138,945,636	$140,987,714	$(3,451)	$(772)	$9,451,525	9,450,580	$177,439	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2026.

84	J.P. Morgan Exchange-Traded Funds	August 31, 2026

Limited Duration Bond ETF
For the six months ended August 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2026	Shares at August 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (a) (b)	$154,711,368	$1,002,482,782	$973,258,905	$(13,648)	$(18,876)	$183,902,721	183,884,333	$1,246,386	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2026.

Realty Income ETF
For the six months ended August 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2026	Shares at August 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (a) (b)	$11,095,925	$55,944,343	$56,087,156	$(1,455)	$(680)	$10,950,977	10,949,882	$158,132	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.71% (a) (b)	1,506,490	25,816,876	22,050,068	—	—	5,273,298	5,273,298	24,305 (c)	—
Total	$12,602,415	$81,761,219	$78,137,224	$(1,455)	$(680)	$16,224,275		$182,437	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Sustainable Municipal Income ETF
For the six months ended August 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2026	Shares at August 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.41% (a) (b)	$39,055,223	$92,668,929	$99,911,779	$1,483	$522	$31,814,378	31,808,017	$315,303	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2026.
F. Derivatives— High Yield Municipal ETF, Inflation Managed Bond ETF, Limited Duration Bond ETF and Sustainable Municipal Income ETF used derivative instruments including options, futures contracts and swaps, in connection with their investment strategy. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract

August 31, 2026	J.P. Morgan Exchange-Traded Funds	85

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Funds to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds' risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.
The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds' ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds' net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Funds.
Notes F(1) — F(3) below describe the various derivatives used by the Funds.
(1) Options—High Yield Municipal ETF and Sustainable Municipal Income ETF purchased and sold (“wrote”) put and call options on various instruments including options on indices to manage and hedge interest rate risks within their portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.
Options Purchased— Premiums paid by the Funds for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Funds will lose the entire premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written— Premiums received by the Funds for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation on options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
The Funds pledge collateral to the counterparty in the form of securities for options written. Securities designated as collateral are denoted on the SOIs.
Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.
The Funds are not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Funds' exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Funds' over-the-counter (“OTC”) options are subject to master netting agreements.
(2) Futures Contracts— High Yield Municipal ETF, Inflation Managed Bond ETF, Limited Duration Bond ETF and Sustainable Municipal Income ETF used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized

86	J.P. Morgan Exchange-Traded Funds	August 31, 2026

appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to interest rate risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(3) Swaps— Inflation Managed Bond ETF engaged in various swap transactions to manage credit and interest rate (e.g., duration, yield curve) risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, on the Statements of Assets and Liabilities and are amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, a Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Portfolio Investments, while cash deposited, which is considered restricted, is reported as Deposits at broker for centrally cleared swaps on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on swaps on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A., an affiliate of the Fund.
The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund’s OTC swap contracts are subject to master netting arrangements.
Credit Default Swaps
Inflation Managed Bond ETF entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	87

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
If a credit event occurs, the Fund, as protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
Inflation-Linked Swaps
Inflation Managed Bond ETF used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.
Summary of Derivatives Information
The following tables present the value of derivatives held as of August 31, 2026, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:
	High Yield Municipal ETF	Inflation Managed Bond ETF	Limited Duration Bond ETF	Sustainable Municipal Income ETF
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$—	$163,515	$2,068,714	$—
Swaps at Value (Assets) **	—	1,157,318	—	—
Unrealized Depreciation on Futures Contracts *	(63,334)	(1,209,486)	(3,415,266)	(40,413)
Swaps at Value (Liabilities) **	—	(939,876)	—	—
Credit Risk Exposure:
Swaps at Value (Liabilities) **	—	(2,683,711)	—	—
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	(63,334)	(1,045,971)	(1,346,552)	(40,413)
Swaps at Value **	—	(2,466,269)	—	—

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
**	Includes the fair value of centrally cleared swap contracts as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
The following tables present the effect of derivatives on the Statements of Operations for the six months ended August 31, 2026, by primary underlying risk exposure:
	High Yield Municipal ETF	Inflation Managed Bond ETF	Limited Duration Bond ETF	Sustainable Municipal Income ETF
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Interest Rate Risk Exposure:
Futures Contracts	$(496,255)	$(7,226,336)	$(1,537,812)	$(319,315)
Swap Contracts	(50,769)	2,822,708	—	(114,240)
Purchased Options	(60,547)	—	—	(87,891)
Written Options	36,328	—	—	52,734
Credit Risk Exposure:
Swap Contracts	—	57,249	—	—
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:

88	J.P. Morgan Exchange-Traded Funds	August 31, 2026

	High Yield Municipal ETF	Inflation Managed Bond ETF	Limited Duration Bond ETF	Sustainable Municipal Income ETF
Interest Rate Risk Exposure:
Futures Contracts	$(108,466)	$(1,955,693)	$(1,182,711)	$(73,281)
Swap Contracts	—	2,871,827	—	—
Purchased Options	(42,382)	—	—	(61,523)
Written Options	24,219	—	—	35,157
Credit Risk Exposure:
Swap Contracts	—	(733,944)	—	—
Derivatives Volume
The table below discloses the volume of the Funds' options, swaps and futures contracts activity during the six months ended August 31, 2026. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity (amounts in thousands, except number of contracts):
	High Yield Municipal ETF	Inflation Managed Bond ETF	Limited Duration Bond ETF	Sustainable Municipal Income ETF
Futures Contracts:
Average Notional Balance Long	$17,616,357	$217,206,876	$1,195,050,403	$9,212,038
Average Notional Balance Short	—	(55,004,307)	(401,898,229)	—
Ending Notional Balance Long	11,313,750	219,260,203	1,360,962,894	7,219,250
Ending Notional Balance Short	—	(50,330,774)	(432,332,578)	—
Interest Rate-Related Swaps:
Average Notional Balance - Pays Fixed Rate	—	489,227,143	—	—
Average Notional Balance - Receives Fixed Rate	—	59,596,429	—	8,301,786
Ending Notional Balance - Pays Fixed Rate	—	513,405,000	—	—
Exchange-Traded Options:
Average Number of Contracts Purchased	221	—	—	321
Average Number of Contracts Written	(221)	—	—	(321)
Credit Default Swaps:
Average Notional Balance - Buy Protection	—	100,887,857	—	—
Ending Notional Balance - Buy Protection	—	115,655,000	—	—
G. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income and distributions of net investment income and realized capital gains from the Underlying Funds, if any, are recorded on the ex-dividend date or when a Fund first learns of the dividend.
The Funds invest in treasury inflation protected securities ("TIPS"). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as increases or decreases to interest income on the Statements of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
H. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	89

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
I. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of August 31, 2026, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
J. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly, except for Realty Income ETF, for which distributions are generally declared and paid at least quarterly. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
K. Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

High Yield Municipal ETF	0.35%
Inflation Managed Bond ETF	0.28
Limited Duration Bond ETF	0.20
Realty Income ETF	0.60
Sustainable Municipal Income ETF	0.30
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.E.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the six months ended August 31, 2026, the effective annualized rate was 0.075% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.E.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the administration fees payable to JPMIM.
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides portfolio custody, accounting and transfer agency services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. The amounts paid directly to JPMCB by the Funds for transfer agency services are included in Transfer agency fees on the Statements of Operations.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are used to offset certain custodian charges incurred by the Funds for these transactions.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

90	J.P. Morgan Exchange-Traded Funds	August 31, 2026

D. Distribution Services— The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for its distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS had contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
High Yield Municipal ETF	0.35%
Inflation Managed Bond ETF	0.25
Limited Duration Bond ETF	0.24
Realty Income ETF	0.50
Sustainable Municipal Income ETF	0.18
The expense limitation agreements for the Funds were in effect for the six months ended August 31, 2026. The contractual expense limitations are in place until at least June 30, 2027 for the Inflation Managed Bond ETF and Realty Income ETF, and until at least July 31, 2027 for the High Yield Municipal ETF, Limited Duration Bond ETF and Sustainable Municipal Income ETF.
For the six months ended August 31, 2026, the Funds' service providers waived fees and/or reimbursed expenses for the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Reimbursements
High Yield Municipal ETF	$211,943
Inflation Managed Bond ETF	584,694
Limited Duration Bond ETF	905,127
Realty Income ETF	506,396
Sustainable Municipal Income ETF	475,691
Additionally, the Funds may invest in one or more money market funds advised by the Adviser ("Affiliated Money Market Funds"). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the Affiliated Money Market Fund on the applicable Fund’s investment in such Affiliated Money Market Fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these Affiliated Money Market Funds for the six months ended August 31, 2026 were as follows:

High Yield Municipal ETF	$17,201
Inflation Managed Bond ETF	5,397
Limited Duration Bond ETF	37,691
Realty Income ETF	5,043
Sustainable Municipal Income ETF	21,199
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The Funds, along with certain other affiliated funds, make reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Board's independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	91

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
During the six months ended August 31, 2026, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended August 31, 2026, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
High Yield Municipal ETF	$141,844,014	$107,302,960	$—	$—
Inflation Managed Bond ETF	71,713,219	43,174,498	379,396,726	288,145,281
Limited Duration Bond ETF	1,178,115,762	660,149,212	88,306,535	196,243,831
Realty Income ETF	206,170,688	204,830,165	—	—
Sustainable Municipal Income ETF	114,636,848	77,297,731	—	—
For the six months ended August 31, 2026, in-kind transactions associated with creations and redemptions were as follows:
	In-Kind Purchases	In-Kind Sales
Realty Income ETF	$24,308,056	$44,424,146
During the six months ended August 31, 2026, the Funds delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each in-kind redemption transaction.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2026 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
High Yield Municipal ETF	$296,385,175	$3,763,731	$8,900,606	$(5,136,875)
Inflation Managed Bond ETF	911,053,951	2,082,968	23,721,930	(21,638,962)
Limited Duration Bond ETF	4,071,273,487	6,401,892	39,496,227	(33,094,335)
Realty Income ETF	415,714,193	76,954,050	8,157,759	68,796,291
Sustainable Municipal Income ETF	395,686,951	2,106,538	4,099,181	(1,992,643)
At February 28, 2026, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
High Yield Municipal ETF	$6,146,454	$54,359,984
Inflation Managed Bond ETF	—	52,430,754
Limited Duration Bond ETF	509,885	21,507,161
Realty Income ETF	33,097,693	10,657,065
Sustainable Municipal Income ETF	4,907,935	19,703,854

92	J.P. Morgan Exchange-Traded Funds	August 31, 2026

Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 28, 2026, the Funds deferred to March 1, 2026 the following net capital losses (gains):
	Net Capital Losses (Gains)
	Short-Term	Long-Term
High Yield Municipal ETF	$(339,914)	$407,826
Limited Duration Bond ETF	(127,838)	4,790,071
Realty Income ETF	—	832,629
Sustainable Municipal Income ETF	(446)	294,291
During the year ended February 28, 2026, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Inflation Managed Bond ETF	$1,666,286	$6,492,176
6. Capital Share Transactions
The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds' shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of fixed income securities and other instruments (“Deposit Instruments”) and cash as described in the Funds' registration statement. In these instances, collateral is received from the Authorized Participant in an amount equal to the sum of the cash amount, plus at least 105% for the Funds of the market value of undelivered Deposit Instruments, which is held in a segregated account at the Funds' custodian. The value of the collateral, if any, is recorded as Segregated cash balance with the Authorized Participant for deposit securities and Collateral upon return of deposit securities, on the Statements of Assets and Liabilities. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay a variable fee to compensate the relevant fund for market impact expenses relating to investing in portfolio securities. Such variable fees, if any, are included in “Proceeds from shares issued” in the Statements of Changes in Net Assets.
7. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended August 31, 2026.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2026.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	93

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of August 31, 2026, J.P. Morgan Investor Funds, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
Inflation Managed Bond ETF	28.4%	28.5%
Realty Income ETF	49.4	—
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Funds’ holdings. During such periods, investors may incur significant losses if shares are sold.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses and could make derivatives more difficult for the Funds to value accurately.
High Yield Municipal ETF, Inflation Managed Bond ETF, Limited Duration Bond ETF and Sustainable Municipal Income ETF are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds, except for Realty Income ETF, are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties they are invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds.
High Yield Municipal ETF invests in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Fund is intended for investors who are able and willing to assume a high degree of risk.
Inflation Managed Bond ETF invests in Inflation-linked debt securities which are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase.
Unlike conventional bonds, the principal and interest payments of inflation protected securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g., CPI-U). There can be no assurance that the inflation index used will accurately measure the actual rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.
Sustainable Municipal Income ETF’s investment in securities whose use of proceeds, in the Adviser’s opinion, provide positive social or environmental benefits could cause it to perform differently compared to funds that do not have such a policy. Investing in securities whose use of proceeds, in the Adviser’s opinion, provide positive social or environmental benefits may result in the Fund forgoing opportunities to buy certain securities when it

94	J.P. Morgan Exchange-Traded Funds	August 31, 2026

might otherwise be advantageous to do so, or selling securities when it might be otherwise disadvantageous for it to do so. In addition, there is a risk that the municipal bonds identified by the Adviser’s use of proceeds determination do not operate as expected when addressing positive social or environmental benefits. The Adviser’s assessment of the positive social or environmental impact of a municipal bond’s proceeds is made at the time of purchase and the actual use of proceeds by the issuer could vary over time, which could cause the Fund to be invested in bonds that do not comply with the Fund’s approach towards considering social or environmental characteristics. The factors that the Adviser considers in evaluating whether a security has positive social or environmental benefits may change over time. There are significant differences in interpretations of what it means to promote positive social or environmental benefits. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other’s views.
Because Realty Income ETF invests in Real Estate Investment Trusts (“REITs”), the Fund may be subject to certain risks similar to those associated with direct investments in real estate. REITs may be affected by changes in the value of their underlying properties and by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.
Realty Income ETF invests in companies with relatively small market capitalizations. Investments in companies with relatively small market capitalizations may involve greater risk than is usually associated with stocks of larger companies. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalizations.
Since Realty Income ETF is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, trade wars, retaliatory trade measures, sanctions and other trade barriers, supply chain disruptions, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	95

J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. August 2026.
SAN-ETFCON1-826

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreements’ annual renewal. The Board held meetings on June 23-24, 2026 and August 11-13, 2026, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings and recommendations. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 13, 2026.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). Further, at each of the investment committees’ regular meetings throughout the year, the Trustees reviewed information regarding select J.P. Morgan Funds’ investment teams, processes and performance. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees reviewing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances, and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
The Adviser’s risk management processes, systems and

oversight;
•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information for each Fund. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less the Adviser’s quantification of the expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make industry-wide comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that the Adviser earns fees from the Funds for providing administration services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered information regarding the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. In addition to the service arrangements with JPMCB discussed above, the Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Funds’ potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale and/or share in any benefits or economies of scale realized by the Adviser. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”), which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased, no longer had a Fee Cap in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the

Adviser's and JPMorgan Distribution Services, Inc.’s (“JPMDS”), an affiliate of the Adviser which serves as the Funds’ distributor and principal underwriter, ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, cybersecurity measures, and investments into artificial intelligence), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Independent Written Evaluation of the Funds’ Senior Officer
The Trustees noted that, upon their direction, the Senior Officer for the Limited Duration Bond ETF and Sustainable Municipal Income ETF had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed advisory fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds advised or sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds with the same Broadridge investment classification and objective (the “Universe”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting exchange-traded funds in each Fund’s Universe. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the JPMorgan Inflation Managed Bond ETF’s performance was in the first quintile of the Universe for each of the one-, three- and five-year periods ended March 31, 2026. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the JPMorgan Realty Income ETF’s performance was in the third, second and second quintiles of the Universe for the one-, three- and five-year periods ended March 31, 2026, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the JPMorgan High Yield Municipal ETF’s performance was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended March 31, 2026. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Fixed Income Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the JPMorgan Limited Duration Bond ETF’s performance was in the second, first and first quintiles of the Universe for the one-, three- and five-year periods ended March 31, 2026, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the JPMorgan Sustainable Municipal Income ETF’s performance was in the fifth, second and third quintiles of the Universe for the one-, three- and five-year periods ended March 31, 2026, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser. In doing so, the Trustees compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the Peer Group (the “Peer Group”), a subset of funds within the Universe. In instances where there was not a sufficient number of peers in the Peer Group to calculate quintile rankings, the Trustees considered quintile rankings based on the Universe. The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. For each
Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each class, as applicable, taking into account any waivers and/or reimbursements. The Trustees also considered any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that while Broadridge did provide net advisory fee and actual total expense data for funds in the Peer Group and Universe for the JPMorgan Inflation Managed Bond ETF, Broadridge did not calculate quintile rankings due to the limited number of funds in both the Peer Group and Universe. After considering the fees relative to the funds in the Peer Group, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Realty Income ETF’s net advisory fee was in the second quintile of the Peer Group, and that the actual total expenses were in the first quintile of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan High Yield Municipal ETF’s net advisory fee and actual total expenses were in the third quintile of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Limited Duration Bond ETF’s net advisory fee and actual total expenses were in the first quintile of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Sustainable Municipal Income ETF’s net advisory fee and actual total expenses were in the first quintile of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

Semi-Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
August 31, 2026 (Unaudited)
Fund	Ticker	Listing Exchange
JPMorgan BetaBuilders U.S. Aggregate Bond ETF	BBAG	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF	BBSB	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF	BBLB	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF	BBIB	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	BBHY	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF	BBCB	Cboe BZX Exchange, Inc.
JPMorgan USD Emerging Markets Sovereign Bond ETF	JPMB	NYSE Arca, Inc.

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 46.0%
U.S. Treasury Bonds
6.13%, 8/15/2029	5,078,000	5,310,477
5.38%, 2/15/2031	2,859,000	2,958,842
5.00%, 5/15/2037	2,445,000	2,503,451
4.38%, 2/15/2038	838,000	810,765
4.50%, 5/15/2038	2,031,000	1,979,590
4.25%, 5/15/2039	1,092,900	1,027,326
4.50%, 8/15/2039	1,259,000	1,208,640
4.38%, 11/15/2039	1,111,000	1,050,069
4.63%, 2/15/2040	1,992,000	1,927,882
4.38%, 5/15/2040	506,000	476,114
4.38%, 5/15/2041	320,000	297,750
2.38%, 2/15/2042	1,193,000	842,556
3.38%, 8/15/2042	4,057,900	3,276,754
3.88%, 2/15/2043	5,477,800	4,693,790
3.88%, 5/15/2043	5,378,000	4,593,988
4.75%, 11/15/2043	4,492,000	4,269,506
4.50%, 2/15/2044	3,140,000	2,888,309
4.63%, 5/15/2044	4,581,000	4,273,930
4.13%, 8/15/2044	5,355,000	4,673,074
4.63%, 11/15/2044	4,344,000	4,040,599
4.75%, 2/15/2045	5,111,000	4,824,305
5.00%, 5/15/2045	960,000	933,900
4.88%, 8/15/2045	5,830,000	5,579,492
4.63%, 11/15/2045	940,000	870,234
4.63%, 2/15/2046	1,470,000	1,359,980
5.00%, 5/15/2046	970,000	941,506
3.00%, 2/15/2049	917,000	640,610
2.38%, 11/15/2049	1,637,100	997,096
1.88%, 2/15/2051	2,145,000	1,135,845
2.38%, 5/15/2051	3,493,000	2,083,793
2.00%, 8/15/2051	2,089,000	1,132,956
2.25%, 2/15/2052	4,464,000	2,559,825
2.88%, 5/15/2052	3,502,000	2,311,867
3.00%, 8/15/2052	3,057,000	2,067,296
3.63%, 2/15/2053	9,972,000	7,614,557
3.63%, 5/15/2053	8,069,000	6,155,134
4.13%, 8/15/2053	5,587,000	4,662,526
4.75%, 11/15/2053	5,000	4,623
4.25%, 2/15/2054	5,714,000	4,867,614
4.63%, 5/15/2054	1,706,000	1,547,129
4.25%, 8/15/2054	1,115,000	949,666
4.50%, 11/15/2054	4,859,000	4,316,159
4.63%, 2/15/2055	350,000	317,352
4.63%, 11/15/2055	1,240,000	1,124,525
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

5.00%, 5/15/2056	610,000	588,078
U.S. Treasury Notes
0.38%, 9/30/2027	1,000,000	959,531
3.88%, 10/15/2027	4,999,000	4,977,910
0.50%, 10/31/2027	785,000	751,760
2.25%, 11/15/2027	4,438,000	4,332,944
4.13%, 11/15/2027	5,732,000	5,721,476
0.63%, 12/31/2027	320,000	304,925
3.88%, 12/31/2027	872,000	867,231
0.75%, 1/31/2028	5,970,000	5,681,528
3.50%, 1/31/2028	1,529,000	1,512,277
2.75%, 2/15/2028	1,023,000	1,000,742
4.25%, 2/15/2028	1,860,000	1,858,402
1.13%, 2/29/2028	5,679,000	5,419,230
4.00%, 2/29/2028	4,519,000	4,498,700
3.88%, 3/15/2028	610,000	606,068
1.25%, 3/31/2028	3,620,000	3,451,868
3.88%, 3/31/2028	1,190,000	1,182,051
1.25%, 4/30/2028	1,511,000	1,436,985
3.50%, 4/30/2028	13,474,000	13,296,101
1.25%, 5/31/2028	1,619,000	1,535,837
3.63%, 5/31/2028	6,294,000	6,219,259
4.00%, 5/31/2028	610,000	606,640
3.88%, 6/15/2028	640,000	634,950
4.00%, 6/30/2028	1,514,000	1,505,188
3.88%, 7/15/2028	3,400,000	3,371,711
4.13%, 7/31/2028	4,878,000	4,858,945
2.88%, 8/15/2028	3,464,000	3,369,146
3.63%, 8/15/2028	640,000	631,450
3.38%, 9/15/2028	1,992,000	1,954,339
4.63%, 9/30/2028	2,669,000	2,682,971
3.13%, 11/15/2028	1,000	974
4.38%, 11/30/2028	6,146,000	6,146,960
3.75%, 12/31/2028	6,672,000	6,580,260
4.00%, 1/31/2029	6,305,000	6,250,324
2.63%, 2/15/2029	1,058,000	1,014,936
3.50%, 2/15/2029	5,685,000	5,569,079
4.25%, 2/28/2029	2,083,000	2,077,142
4.13%, 3/31/2029	5,423,000	5,389,106
3.88%, 4/15/2029	610,000	602,280
2.88%, 4/30/2029	1,022,000	983,356
3.88%, 5/15/2029	2,310,000	2,280,042
2.75%, 5/31/2029	4,246,000	4,066,872
4.50%, 5/31/2029	3,589,000	3,598,253
3.25%, 6/30/2029	2,369,000	2,297,005
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	1

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
4.25%, 6/30/2029	2,168,000	2,159,362
2.63%, 7/31/2029	4,180,000	3,978,837
4.00%, 7/31/2029	5,131,000	5,074,479
3.63%, 8/31/2029	5,257,000	5,142,003
3.50%, 9/30/2029	5,109,000	4,975,288
3.88%, 9/30/2029	19,946,000	19,639,019
4.13%, 10/31/2029	2,252,000	2,232,295
3.88%, 11/30/2029	3,782,000	3,719,065
3.88%, 12/31/2029	3,326,000	3,268,575
3.50%, 1/31/2030	3,785,000	3,672,929
4.00%, 2/28/2030	4,463,000	4,400,588
3.63%, 3/31/2030	3,457,000	3,363,553
3.50%, 4/30/2030	11,938,700	11,559,087
3.88%, 4/30/2030	470,000	461,041
3.63%, 8/31/2030	637,000	617,542
4.13%, 8/31/2030	3,134,400	3,095,465
3.63%, 10/31/2030	2,060,000	1,994,337
4.88%, 10/31/2030	9,557,000	9,702,595
4.38%, 11/30/2030	2,974,000	2,962,383
3.75%, 12/31/2030	5,049,000	4,904,630
4.00%, 1/31/2031	2,770,000	2,716,548
4.25%, 2/28/2031	2,202,000	2,181,184
4.13%, 3/31/2031	2,711,000	2,670,547
4.63%, 4/30/2031	2,176,200	2,188,101
4.63%, 5/31/2031	830,000	834,409
4.13%, 7/31/2031	1,207,000	1,186,915
1.25%, 8/15/2031	4,666,400	3,997,063
3.75%, 8/31/2031	6,361,000	6,146,813
3.63%, 9/30/2031	9,392,000	9,017,787
4.13%, 10/31/2031	3,457,000	3,395,422
1.38%, 11/15/2031	4,920,000	4,206,984
4.13%, 11/30/2031	3,796,000	3,726,308
4.50%, 12/31/2031	2,368,000	2,365,410
4.38%, 1/31/2032	592,000	587,606
4.13%, 3/31/2032	732,000	717,360
4.13%, 5/31/2032	1,795,000	1,757,137
4.00%, 6/30/2032	911,000	885,663
4.00%, 7/31/2032	100	97
2.75%, 8/15/2032	14,739,000	13,358,370
3.88%, 9/30/2032	1,001,000	964,714
3.88%, 12/31/2032	660,000	634,683
3.50%, 2/15/2033	12,226,000	11,486,709
4.13%, 4/30/2033	650,000	632,531
3.38%, 5/15/2033	10,116,000	9,405,509
3.88%, 8/15/2033	9,788,000	9,359,775
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

4.50%, 11/15/2033	7,578,000	7,519,389
4.00%, 2/15/2034	5,838,000	5,603,112
3.88%, 8/15/2034	740,000	701,266
4.25%, 11/15/2034	1,344,000	1,304,730
4.25%, 5/15/2035	1,120,000	1,084,125
4.25%, 8/15/2035	16,594,000	16,036,545
4.13%, 2/15/2036	2,420,000	2,309,209
4.38%, 5/15/2036	5,140,000	4,995,437
Total U.S. Treasury Obligations (Cost $496,552,995)		475,676,765
Corporate Bonds — 24.0%
Aerospace & Defense — 0.5%
Boeing Co. (The)
3.45%, 11/1/2028	10,000	9,727
3.60%, 5/1/2034	587,000	519,006
3.55%, 3/1/2038	1,176,000	956,429
3.75%, 2/1/2050	33,000	22,948
General Dynamics Corp.
3.75%, 5/15/2028	220,000	217,470
4.25%, 4/1/2040	25,000	21,750
2.85%, 6/1/2041	10,000	7,186
L3Harris Technologies, Inc.
5.05%, 4/27/2045	460,000	411,608
5.50%, 8/15/2054	100,000	92,522
Leidos, Inc. 4.38%, 5/15/2030	474,000	461,519
Lockheed Martin Corp.
3.60%, 3/1/2035	1,798,000	1,611,595
Series B, 6.15%, 9/1/2036	295,000	312,906
4.70%, 5/15/2046	10,000	8,593
Northrop Grumman Corp. 5.20%, 6/1/2054	121,000	107,668
Precision Castparts Corp. 4.38%, 6/15/2045	3,000	2,476
RTX Corp. 7.20%, 8/15/2027	50,000	51,293
Textron, Inc. 3.65%, 3/15/2027	194,000	192,980
		5,007,676
Air Freight & Logistics — 0.2%
FedEx Corp.
3.10%, 8/5/2029	274,000	260,607
4.25%, 5/15/2030	337,000	328,457
United Parcel Service, Inc.
4.45%, 4/1/2030	310,000	307,050
6.20%, 1/15/2038	296,000	312,797
3.63%, 10/1/2042	589,000	454,804
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Air Freight & Logistics — continued
3.40%, 11/15/2046	310,000	217,128
3.40%, 9/1/2049	145,000	97,635
		1,978,478
Automobile Components — 0.0% ^
Aptiv Swiss Holdings Ltd. 3.10%, 12/1/2051	724,000	425,990
Automobiles — 0.0% ^
General Motors Co.
5.40%, 10/15/2029	190,000	191,826
5.15%, 4/1/2038	59,000	54,696
		246,522
Banks — 3.9%
Banco Santander SA (Spain)
2.75%, 12/3/2030	400,000	360,179
5.44%, 7/15/2031	200,000	202,446
6.92%, 8/8/2033	400,000	424,498
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.63%), 3.59%, 7/21/2028 (a)	452,000	448,026
(SOFR + 1.06%), 2.09%, 6/14/2029 (a)	910,000	868,060
(3-MONTH CME TERM SOFR + 1.47%), 3.97%, 2/7/2030 (a)	643,000	629,603
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (a)	1,604,000	1,440,796
(SOFR + 1.83%), 4.57%, 4/27/2033 (a)	437,000	421,804
(SOFR + 2.16%), 5.02%, 7/22/2033 (a)	240,000	237,042
(SOFR + 1.74%), 5.52%, 10/25/2035 (a)	184,000	181,244
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.85%, 3/8/2037 (a)	516,000	474,078
5.00%, 1/21/2044	1,517,000	1,366,503
(3-MONTH CME TERM SOFR + 3.41%), 4.08%, 3/20/2051 (a)	50,000	37,798
(SOFR + 1.88%), 2.83%, 10/24/2051 (a)	410,000	244,274
Bank of Nova Scotia (The) (Canada)
5.25%, 6/12/2028	256,000	258,945
2.45%, 2/2/2032	174,000	152,129
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (a) (b)	30,000	28,507
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.00%), 5.75%, 8/9/2033 (a)	754,000	762,202
(SOFR + 1.91%), 5.34%, 9/10/2035 (a)	560,000	544,115
4.95%, 1/10/2047	590,000	503,480
Citigroup, Inc.
(SOFR + 1.14%), 4.64%, 5/7/2028 (a)	5,000	4,999
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (a)	50,000	49,558
(SOFR + 0.87%), 4.79%, 3/4/2029 (a)	425,000	425,054
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (a)	739,000	721,793
(SOFR + 3.91%), 4.41%, 3/31/2031 (a)	519,000	507,530
(SOFR + 2.11%), 2.57%, 6/3/2031 (a)	1,512,000	1,380,027
(SOFR + 1.94%), 3.79%, 3/17/2033 (a)	8,000	7,417
(SOFR + 2.09%), 4.91%, 5/24/2033 (a)	250,000	245,026
(SOFR + 2.34%), 6.27%, 11/17/2033 (a)	1,025,000	1,074,679
(SOFR + 2.66%), 6.17%, 5/25/2034 (a)	50,000	51,233
5.88%, 1/30/2042	43,000	42,927
(3-MONTH CME TERM SOFR + 2.10%), 4.28%, 4/24/2048 (a)	900,000	716,344
Cooperatieve Rabobank UA (Netherlands) 5.25%, 8/4/2045	349,000	311,196
Fifth Third Bancorp 8.25%, 3/1/2038	8,000	9,490
Goldman Sachs Capital I 6.35%, 2/15/2034	20,000	20,513
HSBC Holdings plc (United Kingdom)
(SOFR + 1.97%), 6.16%, 3/9/2029 (a)	1,147,000	1,169,292
(3-MONTH CME TERM SOFR + 1.80%), 4.58%, 6/19/2029 (a)	212,000	211,164
(SOFR + 2.39%), 2.85%, 6/4/2031 (a)	1,563,000	1,438,357
(SOFR + 2.98%), 6.55%, 6/20/2034 (a)	302,000	314,156
(SOFR + 1.56%), 5.45%, 3/3/2036 (a)	1,187,000	1,166,833
6.50%, 5/2/2036	387,000	400,117
Huntington Bancshares, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.49%, 8/15/2036 (a)	1,367,000	1,165,443
KeyCorp 2.55%, 10/1/2029	110,000	102,428
Korea Development Bank (The) (South Korea) 4.38%, 2/15/2033	510,000	496,039
Kreditanstalt fuer Wiederaufbau (Germany)
3.88%, 6/15/2028	177,000	175,545
Zero Coupon, 4/18/2036	1,408,000	894,395
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	3

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.50%), 3.37%, 12/14/2046 (a)	2,000	1,416
M&T Bank Corp. (SOFR + 1.85%), 5.05%, 1/27/2034 (a)	1,262,000	1,227,343
Mitsubishi UFJ Financial Group, Inc. (Japan) 3.75%, 7/18/2039	750,000	618,796
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.26%, 7/9/2032 (a)	2,600,000	2,266,879
Morgan Stanley Bank NA (SOFR + 0.68%), 4.45%, 10/15/2027 (a)	260,000	260,012
National Australia Bank Ltd. (Australia) 3.91%, 6/9/2027	1,098,000	1,094,744
Oesterreichische Kontrollbank AG (Austria)
4.75%, 5/21/2027	8,000	8,029
4.13%, 1/18/2029	300,000	297,881
PNC Financial Services Group, Inc. (The)
(SOFR + 1.93%), 5.07%, 1/24/2034 (a)	290,000	284,987
(SOFR + 1.42%), 5.37%, 7/21/2036 (a)	110,000	108,466
Regions Bank 6.45%, 6/26/2037	250,000	259,217
Regions Financial Corp. 1.80%, 8/12/2028	470,000	443,959
Royal Bank of Canada (Canada)
(SOFR + 1.03%), 5.15%, 2/4/2031 (a)	120,000	120,360
3.88%, 5/4/2032	365,000	342,992
5.00%, 5/2/2033	100,000	98,977
Santander Holdings USA, Inc. (SOFR + 2.36%), 6.50%, 3/9/2029 (a)	556,000	567,894
Sumitomo Mitsui Financial Group, Inc. (Japan) (SOFR + 1.78%), 5.80%, 7/8/2046 (a)	100,000	95,381
Toronto-Dominion Bank (The) (Canada)
4.69%, 9/15/2027	400,000	400,994
3.20%, 3/10/2032	31,000	28,111
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.50%), 5.15%, 9/10/2034 (a) (b)	424,000	422,178
Truist Financial Corp.
(SOFR + 0.86%), 1.89%, 6/7/2029 (a)	570,000	541,213
(SOFR + 2.24%), 4.92%, 7/28/2033 (a)	95,000	91,609
Wells Fargo & Co.
4.30%, 7/22/2027	592,000	591,035
(SOFR + 2.10%), 2.39%, 6/2/2028 (a)	1,462,000	1,437,979
(3-MONTH CME TERM SOFR + 1.43%), 2.88%, 10/30/2030 (a)	1,967,000	1,845,623
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(3-MONTH CME TERM SOFR + 1.26%), 2.57%, 2/11/2031 (a)	180,000	165,868
(SOFR + 1.50%), 3.35%, 3/2/2033 (a)	5,000	4,537
(SOFR + 1.99%), 5.56%, 7/25/2034 (a)	487,000	490,692
3.90%, 5/1/2045	470,000	358,161
Westpac Banking Corp. (Australia)
1.95%, 11/20/2028	1,241,000	1,172,931
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034 (a) (b)	184,000	178,417
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 2.67%, 11/15/2035 (a) (b)	210,000	187,821
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.53%), 3.02%, 11/18/2036 (a) (b)	395,000	348,912
Zions Bancorp NA (SOFR + 2.83%), 6.82%, 11/19/2035 (a)	930,000	956,468
		40,007,166
Beverages — 0.4%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	519,000	491,553
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.90%, 1/23/2031	375,000	375,222
5.00%, 6/15/2034	494,000	488,405
Coca-Cola Co. (The)
1.65%, 6/1/2030	1,184,000	1,061,690
2.50%, 6/1/2040	101,000	71,915
2.60%, 6/1/2050	1,364,000	800,122
Keurig Dr. Pepper, Inc. 3.95%, 4/15/2029	456,000	445,025
PepsiCo, Inc. 3.45%, 10/6/2046	380,000	272,032
		4,005,964
Biotechnology — 0.5%
AbbVie, Inc.
4.50%, 5/14/2035	105,000	98,860
4.05%, 11/21/2039	506,000	431,434
4.63%, 10/1/2042	846,000	739,834
4.85%, 6/15/2044	359,000	316,018
Amgen, Inc.
2.30%, 2/25/2031	1,254,000	1,119,563
2.80%, 8/15/2041	30,000	20,998
5.15%, 11/15/2041	800,000	736,375
3.00%, 1/15/2052	8,000	4,922
Gilead Sciences, Inc.
4.60%, 9/1/2035	821,000	780,506
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Biotechnology — continued
4.00%, 9/1/2036	721,000	645,731
4.75%, 3/1/2046	255,000	219,920
		5,114,161
Broadline Retail — 0.4%
Alibaba Group Holding Ltd. (China)
2.70%, 2/9/2041	200,000	140,017
3.25%, 2/9/2061	2,000,000	1,181,425
Amazon.com, Inc.
3.15%, 8/22/2027	374,000	369,906
4.95%, 12/5/2044	110,000	97,845
4.05%, 8/22/2047	1,726,000	1,288,571
2.70%, 6/3/2060	788,000	399,087
eBay, Inc.
5.13%, 11/6/2035	110,000	106,100
4.00%, 7/15/2042	223,000	172,549
		3,755,500
Building Products — 0.1%
Carlisle Cos., Inc. 2.20%, 3/1/2032	7,000	5,984
Fortune Brands Innovations, Inc. 4.00%, 3/25/2032	28,000	26,180
Johnson Controls International plc
5.50%, 4/19/2029	100,000	101,569
1.75%, 9/15/2030	117,000	103,250
2.00%, 9/16/2031	524,000	453,752
Lennox International, Inc. 5.50%, 9/15/2028	110,000	111,364
Owens Corning 4.30%, 7/15/2047	8,000	6,264
		808,363
Capital Markets — 1.7%
Bank of New York Mellon Corp. (The)
3.85%, 4/28/2028	70,000	69,364
(SOFR + 0.89%), 4.94%, 2/11/2031 (a)	130,000	129,798
Series J, (SOFR + 1.61%), 4.97%, 4/26/2034 (a)	2,171,000	2,130,606
Blackstone Private Credit Fund 3.25%, 3/15/2027	644,000	637,975
Blue Owl Finance LLC
4.38%, 2/15/2032	70,000	63,997
6.25%, 4/18/2034	70,000	68,578
Brookfield Finance, Inc. (Canada) 4.35%, 4/15/2030	10,000	9,764
Cboe Global Markets, Inc. 1.63%, 12/15/2030	1,000	869
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Capital Markets — continued
Charles Schwab Corp. (The) 2.00%, 3/20/2028	1,000	962
Deutsche Bank AG (Germany)
(SOFR + 2.51%), 6.82%, 11/20/2029 (a)	266,000	276,168
(SOFR + 2.76%), 3.73%, 1/14/2032 (a)	260,000	240,061
(SOFR + 3.65%), 7.08%, 2/10/2034 (a)	444,000	468,357
Franklin Templeton, Inc.
1.60%, 10/30/2030	36,000	31,449
2.95%, 8/12/2051	150,000	89,482
Goldman Sachs Group, Inc. (The)
(SOFR + 1.11%), 2.64%, 2/24/2028 (a)	1,441,000	1,428,291
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (a)	166,000	163,364
(3-MONTH CME TERM SOFR + 1.56%), 4.22%, 5/1/2029 (a)	30,000	29,701
(SOFR + 1.25%), 2.38%, 7/21/2032 (a)	2,554,000	2,229,756
6.13%, 2/15/2033	290,000	304,699
(SOFR + 1.41%), 3.10%, 2/24/2033 (a)	904,000	807,276
4.75%, 10/21/2045	226,000	190,065
Hercules Capital, Inc. 5.35%, 2/10/2029	10,000	9,886
Jefferies Financial Group, Inc.
2.75%, 10/15/2032	110,000	93,119
6.20%, 4/14/2034	90,000	91,182
5.50%, 2/15/2036	100,000	94,722
6.50%, 1/20/2043	90,000	88,648
Moody's Corp. 4.25%, 2/1/2029	76,000	75,200
Morgan Stanley
3.59%, 7/22/2028 (c)	474,000	469,239
(SOFR + 1.83%), 6.41%, 11/1/2029 (a)	90,000	92,742
(SOFR + 1.14%), 2.70%, 1/22/2031 (a)	886,000	819,091
(SOFR + 1.02%), 1.93%, 4/28/2032 (a)	2,659,000	2,291,960
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (a)	25,000	25,300
3.97%, 7/22/2038 (c)	400,000	339,616
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.80%), 5.94%, 2/7/2039 (a)	10,000	10,043
(3-MONTH CME TERM SOFR + 1.69%), 4.46%, 4/22/2039 (a)	537,000	478,275
6.38%, 7/24/2042	90,000	94,366
(SOFR + 1.43%), 2.80%, 1/25/2052 (a)	530,000	311,529
Morgan Stanley Direct Lending Fund 6.15%, 5/17/2029	35,000	35,141
Nasdaq, Inc. 6.10%, 6/28/2063	384,000	373,899
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	5

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
New Mountain Finance Corp. 6.88%, 2/1/2029	790,000	791,382
Nomura Holdings, Inc. (Japan) 2.71%, 1/22/2029	832,000	788,987
Northern Trust Corp. 3.15%, 5/3/2029	9,000	8,660
Raymond James Financial, Inc.
4.95%, 7/15/2046	175,000	151,768
3.75%, 4/1/2051	8,000	5,560
Stifel Financial Corp. 4.00%, 5/15/2030	505,000	483,915
		17,394,812
Chemicals — 0.3%
Dow Chemical Co. (The)
2.10%, 11/15/2030	496,000	437,450
5.25%, 11/15/2041	749,000	666,624
Eastman Chemical Co. 5.75%, 3/8/2033	88,000	89,597
EIDP, Inc. 4.80%, 5/15/2033	418,000	398,992
Linde, Inc. 2.00%, 8/10/2050	20,000	10,194
LYB International Finance III LLC 3.80%, 10/1/2060	710,000	436,747
Sherwin-Williams Co. (The)
4.00%, 12/15/2042	149,000	117,478
4.50%, 6/1/2047	661,000	536,655
Westlake Corp. 4.38%, 11/15/2047	100,000	75,354
		2,769,091
Commercial Services & Supplies — 0.2%
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	1,510,000	807,360
RELX Capital, Inc. (United Kingdom)
3.00%, 5/22/2030	152,000	141,878
4.75%, 5/20/2032	97,000	95,070
Republic Services, Inc. 2.38%, 3/15/2033	1,206,000	1,029,674
Waste Connections, Inc. 2.95%, 1/15/2052	371,000	227,501
Waste Management, Inc.
2.00%, 6/1/2029	20,000	18,647
4.63%, 2/15/2033	107,000	104,557
		2,424,687
Communications Equipment — 0.1%
Cisco Systems, Inc.
4.85%, 2/26/2029	310,000	311,531
5.90%, 2/15/2039	643,000	659,842
Motorola Solutions, Inc. 5.60%, 6/1/2032	40,000	40,616
		1,011,989
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Construction Materials — 0.0% ^
Vulcan Materials Co. 4.70%, 3/1/2048	122,000	101,580
Consumer Finance — 1.0%
AerCap Ireland Capital DAC (Ireland)
3.65%, 7/21/2027	566,000	562,092
3.30%, 1/30/2032	1,351,000	1,218,842
Ally Financial, Inc. 2.20%, 11/2/2028	745,000	703,446
American Express Co.
1.65%, 11/4/2026	379,000	377,298
5.85%, 11/5/2027	70,000	71,050
(SOFR + 1.76%), 4.42%, 8/3/2033 (a)	10,000	9,567
(SOFR + 1.93%), 5.63%, 7/28/2034 (a)	140,000	140,427
American Honda Finance Corp.
4.90%, 7/9/2027	50,000	50,152
2.00%, 3/24/2028	96,000	92,095
2.25%, 1/12/2029	16,000	15,079
Capital One Financial Corp. 3.80%, 1/31/2028	307,000	303,354
Caterpillar Financial Services Corp. 1.10%, 9/14/2027	1,172,000	1,134,135
Ford Motor Credit Co. LLC
6.80%, 5/12/2028	300,000	307,502
2.90%, 2/10/2029	2,117,000	1,996,167
7.20%, 6/10/2030	200,000	209,524
5.84%, 10/31/2035	610,000	589,509
General Motors Financial Co., Inc. 2.40%, 10/15/2028	1,488,000	1,414,725
John Deere Capital Corp.
3.05%, 1/6/2028	10,000	9,820
Series I, 4.13%, 1/18/2029	110,000	108,822
3.35%, 4/18/2029	322,000	311,717
Synchrony Financial 5.15%, 3/19/2029	35,000	34,912
Toyota Motor Credit Corp.
5.40%, 11/20/2026	20,000	20,053
1.15%, 8/13/2027	692,000	671,900
3.05%, 1/11/2028	324,000	318,025
4.55%, 5/17/2030	2,000	1,977
		10,672,190
Consumer Staples Distribution & Retail — 0.2%
Kroger Co. (The) 5.40%, 7/15/2040	463,000	439,513
Target Corp. 2.95%, 1/15/2052	1,470,000	898,924
Walmart, Inc.
1.50%, 9/22/2028	206,000	194,306
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
4.15%, 9/9/2032	110,000	106,558
2.65%, 9/22/2051	5,000	2,942
		1,642,243
Containers & Packaging — 0.1%
Berry Global, Inc. 5.80%, 6/15/2031	508,000	521,141
International Paper Co. 5.15%, 5/15/2046	8,000	6,975
WestRock MWV LLC 7.95%, 2/15/2031	26,000	28,759
WRKCo, Inc. 3.00%, 6/15/2033	477,000	414,859
		971,734
Diversified Consumer Services — 0.2%
California Institute of Technology 3.65%, 9/1/2119	890,000	541,536
Georgetown University (The) Series A, 5.22%, 10/1/2118	294,000	247,370
Trustees of the University of Pennsylvania (The) 3.61%, 2/15/2119	1,923,000	1,156,026
		1,944,932
Diversified REITs — 0.0% ^
Safehold GL Holdings LLC 2.80%, 6/15/2031	70,000	62,514
Simon Property Group LP 3.38%, 6/15/2027	259,000	256,988
		319,502
Diversified Telecommunication Services — 0.9%
AT&T, Inc.
1.65%, 2/1/2028	325,000	311,605
4.35%, 3/1/2029	88,000	87,030
2.25%, 2/1/2032	46,000	39,596
4.50%, 5/15/2035	589,000	541,142
4.90%, 8/15/2037	198,000	183,037
4.85%, 3/1/2039	367,000	328,655
5.55%, 8/15/2041	13,000	12,164
3.10%, 2/1/2043	26,000	17,965
3.55%, 9/15/2055	489,000	296,085
3.85%, 6/1/2060	202,000	126,580
3.50%, 2/1/2061	85,000	49,008
Comcast Corp.
3.30%, 2/1/2027	135,000	134,343
3.55%, 5/1/2028	223,000	218,807
2.65%, 2/1/2030	25,000	23,125
4.80%, 5/15/2033	541,000	522,238
3.25%, 11/1/2039	338,000	246,394
2.80%, 1/15/2051	350,000	185,961
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Diversified Telecommunication Services — continued
2.45%, 8/15/2052	476,000	230,795
2.65%, 8/15/2062	500,000	227,822
2.99%, 11/1/2063	580,000	282,615
Orange SA (France) 5.38%, 1/13/2042	209,000	196,127
Space Exploration Technologies Corp. 6.65%, 7/15/2056 (d)	1,320,000	1,173,410
Telefonica Emisiones SA (Spain)
7.05%, 6/20/2036	29,000	31,227
4.67%, 3/6/2038	1,702,000	1,510,761
TELUS Corp. (Canada) 3.40%, 5/13/2032	1,037,000	931,116
Verizon Communications, Inc.
3.88%, 2/8/2029	6,000	5,879
1.68%, 10/30/2030	35,000	30,694
1.75%, 1/20/2031	1,004,000	876,473
2.36%, 3/15/2032	897,000	775,844
4.75%, 1/15/2033	100,000	96,802
5.01%, 8/21/2054	37,000	30,361
		9,723,661
Electric Utilities — 1.9%
AEP Texas, Inc. 5.25%, 5/15/2052	13,000	11,246
Alabama Power Co.
3.45%, 10/1/2049	350,000	237,274
3.00%, 3/15/2052	540,000	328,756
American Electric Power Co., Inc.
2.30%, 3/1/2030	410,000	374,125
5.63%, 3/1/2033	72,000	73,356
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 7.05%, 12/15/2054 (a)	10,000	10,336
Baltimore Gas and Electric Co. 3.75%, 8/15/2047	264,000	190,685
CenterPoint Energy Houston Electric LLC
5.20%, 10/1/2028	373,000	376,904
Series K2, 6.95%, 3/15/2033	15,000	16,396
Connecticut Light and Power Co. (The) 5.25%, 1/15/2053	8,000	7,171
Dominion Energy South Carolina, Inc. 5.10%, 6/1/2065	876,000	742,494
DTE Electric Co.
5.20%, 3/1/2034	50,000	49,874
3.75%, 8/15/2047	517,000	378,995
3.95%, 3/1/2049	110,000	81,912
Duke Energy Carolinas LLC
2.45%, 2/1/2030	41,000	37,901
2.55%, 4/15/2031	460,000	414,122
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	7

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
6.45%, 10/15/2032	30,000	31,860
Duke Energy Florida LLC
6.40%, 6/15/2038	2,164,000	2,294,490
6.20%, 11/15/2053	30,000	30,464
Duke Energy Indiana LLC 6.35%, 8/15/2038	10,000	10,626
Edison International 5.25%, 11/15/2028	1,838,000	1,828,687
Eversource Energy 4.60%, 7/1/2027	10,000	10,005
Exelon Corp. 4.70%, 4/15/2050	1,055,000	846,030
Florida Power & Light Co. 4.80%, 5/15/2033	66,000	64,634
Georgia Power Co.
4.95%, 5/17/2033	673,000	664,365
Series A, 3.25%, 3/15/2051	89,000	57,052
Hydro-Quebec (Canada) 8.50%, 12/1/2029	30,000	33,335
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	34,000	32,907
NextEra Energy Capital Holdings, Inc.
1.90%, 6/15/2028	274,000	261,022
5.00%, 2/28/2030	330,000	330,238
2.25%, 6/1/2030	95,000	86,127
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (a)	130,000	133,216
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (a)	100,000	100,661
Northern States Power Co.
4.50%, 6/1/2052	140,000	111,892
5.10%, 5/15/2053	10,000	8,707
5.40%, 3/15/2054	15,000	13,720
NSTAR Electric Co.
4.85%, 3/1/2030	453,000	451,667
3.95%, 4/1/2030	15,000	14,488
5.50%, 3/15/2040	110,000	107,164
Oklahoma Gas and Electric Co.
5.40%, 1/15/2033	393,000	397,108
4.15%, 4/1/2047	715,000	554,319
5.90%, 4/1/2056	320,000	310,118
Pacific Gas and Electric Co.
2.10%, 8/1/2027	246,000	240,220
3.00%, 6/15/2028	331,000	320,562
2.50%, 2/1/2031	731,000	651,568
5.80%, 5/15/2034	354,000	355,297
3.75%, 8/15/2042 (e)	28,000	20,587
6.75%, 1/15/2053	205,000	205,514
PacifiCorp 3.30%, 3/15/2051	7,000	4,319
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
PG&E Wildfire Recovery Funding LLC Series A-4, 4.45%, 12/1/2047	250,000	209,637
Potomac Electric Power Co.
4.15%, 3/15/2043	200,000	162,034
5.50%, 3/15/2054	110,000	101,148
Public Service Co. of Colorado
Series 34, 3.20%, 3/1/2050	1,394,000	893,715
5.25%, 4/1/2053	806,000	708,497
SCE Recovery Funding LLC Series A-2, 2.94%, 11/15/2042	266,000	216,520
Southern California Edison Co.
5.30%, 3/1/2028	200,000	201,191
6.65%, 4/1/2029	150,000	154,656
6.00%, 1/15/2034	150,000	152,184
Series E, 5.45%, 6/1/2052	209,000	179,973
5.70%, 3/1/2053	120,000	106,360
Southern Co. (The)
Series A, 3.70%, 4/30/2030	367,000	351,402
5.70%, 10/15/2032	30,000	30,674
Southwestern Electric Power Co. Series K, 2.75%, 10/1/2026	10,000	9,984
Tampa Electric Co. 4.35%, 5/15/2044	50,000	40,893
Union Electric Co.
2.95%, 3/15/2030	190,000	178,231
5.13%, 3/15/2055	82,000	71,585
Virginia Electric and Power Co. Series B, 3.80%, 9/15/2047	1,364,000	991,752
Wisconsin Electric Power Co. 4.30%, 10/15/2048	9,000	7,112
Wisconsin Power and Light Co.
1.95%, 9/16/2031	771,000	663,150
3.65%, 4/1/2050	50,000	34,382
Xcel Energy, Inc. 4.60%, 6/1/2032	30,000	29,022
		19,408,618
Electrical Equipment — 0.0% ^
Eaton Corp. 4.15%, 11/2/2042	141,000	116,982
Regal Rexnord Corp. 6.05%, 4/15/2028	150,000	152,577
		269,559
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp.
4.35%, 6/1/2029	5,000	4,951
2.20%, 9/15/2031	50,000	43,811
Arrow Electronics, Inc. 2.95%, 2/15/2032	46,000	40,325
Avnet, Inc. 3.00%, 5/15/2031	284,000	253,138
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electronic Equipment, Instruments & Components — continued
Keysight Technologies, Inc. 3.00%, 10/30/2029	40,000	37,718
TD SYNNEX Corp.
2.65%, 8/9/2031	101,000	88,854
5.30%, 10/10/2035	520,000	497,623
Tyco Electronics Group SA (Switzerland) 3.13%, 8/15/2027	275,000	271,844
Vontier Corp. 2.95%, 4/1/2031	100,000	90,333
		1,328,597
Energy Equipment & Services — 0.1%
Halliburton Co. 4.85%, 11/15/2035	278,000	263,735
Helmerich & Payne, Inc.
2.90%, 9/29/2031	406,000	361,409
5.50%, 12/1/2034	587,000	569,165
		1,194,309
Entertainment — 0.2%
TWDC Enterprises 18 Corp.
7.00%, 3/1/2032	15,000	16,491
3.00%, 7/30/2046	1,374,000	914,067
Walt Disney Co. (The)
3.70%, 3/23/2027	462,000	460,393
2.20%, 1/13/2028	9,000	8,748
3.80%, 3/22/2030	93,000	90,122
3.60%, 1/13/2051	989,000	690,695
		2,180,516
Financial Services — 0.3%
Apollo Global Management, Inc.
5.15%, 8/12/2035	70,000	67,014
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.17%), 6.00%, 12/15/2054 (a)	674,000	640,428
Equitable Holdings, Inc.
4.35%, 4/20/2028	92,000	91,288
5.00%, 4/20/2048	20,000	16,721
Mastercard, Inc.
3.30%, 3/26/2027	360,000	358,133
4.85%, 3/9/2033	5,000	4,954
4.55%, 1/15/2035	7,000	6,694
National Rural Utilities Cooperative Finance Corp. 5.10%, 5/6/2027	40,000	40,168
ORIX Corp. (Japan) 3.70%, 7/18/2027	15,000	14,882
Synchrony Bank 5.63%, 8/23/2027	350,000	353,424
Visa, Inc.
0.75%, 8/15/2027	850,000	822,594
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Financial Services — continued
4.15%, 12/14/2035	618,000	576,221
Western Union Co. (The) 2.75%, 3/15/2031	590,000	531,406
		3,523,927
Food Products — 0.5%
Conagra Brands, Inc. 5.30%, 11/1/2038	137,000	126,197
Hershey Co. (The) 3.38%, 8/15/2046	970,000	681,916
JBS NV
3.00%, 2/2/2029	290,000	277,313
3.75%, 12/1/2031	26,000	24,138
Kraft Heinz Foods Co. 6.50%, 2/9/2040	872,000	896,744
McCormick & Co., Inc. 4.20%, 8/15/2047	406,000	311,120
Mondelez International, Inc. 1.88%, 10/15/2032	119,000	100,444
Tyson Foods, Inc.
4.88%, 8/15/2034	1,508,000	1,444,844
5.15%, 8/15/2044	191,000	171,470
Unilever Capital Corp. (United Kingdom)
1.75%, 8/12/2031	233,000	201,266
5.90%, 11/15/2032	322,000	337,569
4.63%, 8/12/2034	126,000	122,082
		4,695,103
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.63%, 9/15/2029	2,000	1,886
CenterPoint Energy Resources Corp. 5.40%, 7/1/2034	100,000	99,710
Piedmont Natural Gas Co., Inc. 5.10%, 2/15/2035	161,000	156,517
		258,113
Ground Transportation — 0.2%
Burlington Northern Santa Fe LLC 6.15%, 5/1/2037	20,000	21,248
Canadian Pacific Railway Co. (Canada)
4.20%, 11/15/2069	64,000	45,191
6.13%, 9/15/2115	10,000	9,864
CSX Corp. 4.30%, 3/1/2048	34,000	27,053
Norfolk Southern Corp.
3.80%, 8/1/2028	231,000	227,608
5.05%, 8/1/2030	100,000	100,604
3.05%, 5/15/2050	19,000	11,873
3.70%, 3/15/2053	29,000	19,961
5.10%, 8/1/2118	380,000	322,857
4.10%, 5/15/2121	238,000	157,813
Ryder System, Inc. 6.30%, 12/1/2028	19,000	19,587
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	9

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — continued
Union Pacific Corp.
3.38%, 2/1/2035	507,000	442,692
2.89%, 4/6/2036	809,000	666,116
2.95%, 3/10/2052	447,000	270,340
3.84%, 3/20/2060	6,000	4,097
4.10%, 9/15/2067	6,000	4,222
		2,351,126
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories
1.15%, 1/30/2028	627,000	599,201
6.15%, 11/30/2037	326,000	346,638
Baxter International, Inc.
2.27%, 12/1/2028	324,000	305,337
1.73%, 4/1/2031	1,521,000	1,291,640
3.50%, 8/15/2046	510,000	348,174
Becton Dickinson & Co. 4.30%, 8/22/2032	128,000	122,226
Boston Scientific Corp. 7.38%, 1/15/2040	90,000	103,710
DENTSPLY SIRONA, Inc. 3.25%, 6/1/2030	281,000	259,761
		3,376,687
Health Care Providers & Services — 0.9%
Allina Health System Series 2019, 3.89%, 4/15/2049	130,000	96,600
Ascension Health Series B, 3.11%, 11/15/2039	225,000	172,441
Baptist Health South Florida Obligated Group Series 2021, 3.12%, 11/15/2071	330,000	175,500
Bon Secours Mercy Health, Inc. 3.46%, 6/1/2030	50,000	47,792
Cencora, Inc. 2.70%, 3/15/2031	852,000	770,615
Cigna Group (The) 3.40%, 3/15/2051	225,000	147,257
CVS Health Corp.
3.25%, 8/15/2029	14,000	13,377
1.75%, 8/21/2030	1,386,000	1,221,047
2.13%, 9/15/2031	326,000	282,067
4.78%, 3/25/2038	30,000	27,256
6.13%, 9/15/2039	198,000	199,072
4.13%, 4/1/2040	675,000	557,203
5.05%, 3/25/2048	246,000	208,290
6.00%, 6/1/2063	249,000	231,267
Elevance Health, Inc. 5.50%, 10/15/2032	846,000	856,302
HCA, Inc. 3.50%, 9/1/2030	328,000	309,385
Humana, Inc.
4.80%, 3/15/2047	630,000	504,036
5.50%, 3/15/2053	35,000	30,325
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Health Care Providers & Services — continued
Memorial Sloan-Kettering Cancer Center 5.00%, 7/1/2042	47,000	43,481
Mount Sinai Hospital (The) Series 2019, 3.74%, 7/1/2049	1,000	658
New York and Presbyterian Hospital (The) Series 2019, 3.95%, 8/1/2119	830,000	540,204
NYU Langone Hospitals 4.78%, 7/1/2044	220,000	193,131
Quest Diagnostics, Inc. 2.95%, 6/30/2030	7,000	6,511
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	198,000	175,965
UnitedHealth Group, Inc.
4.60%, 4/15/2027	221,000	221,280
4.25%, 1/15/2029	432,000	427,476
4.50%, 4/15/2033	495,000	475,253
5.80%, 3/15/2036	351,000	359,991
6.50%, 6/15/2037	271,000	290,624
3.25%, 5/15/2051	1,174,000	751,810
3.13%, 5/15/2060	642,000	367,303
5.20%, 4/15/2063	5,000	4,236
		9,707,755
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc. 4.90%, 12/15/2030	475,000	469,027
Sabra Health Care LP 3.20%, 12/1/2031	325,000	291,302
Ventas Realty LP 4.00%, 3/1/2028	70,000	69,219
		829,548
Hotels, Restaurants & Leisure — 0.3%
Expedia Group, Inc.
3.25%, 2/15/2030	451,000	425,651
2.95%, 3/15/2031	349,000	317,440
Las Vegas Sands Corp. 5.90%, 6/1/2027	22,000	22,173
Marriott International, Inc. Series GG, 3.50%, 10/15/2032	90,000	81,627
McDonald's Corp. 4.70%, 12/9/2035	658,000	628,103
Royal Caribbean Cruises Ltd. 5.38%, 1/15/2036	220,000	212,724
Starbucks Corp.
2.00%, 3/12/2027	72,000	71,125
2.55%, 11/15/2030	34,000	30,889
3.00%, 2/14/2032	933,000	843,294
		2,633,026
Household Durables — 0.1%
Leggett & Platt, Inc. 4.40%, 3/15/2029	489,000	472,447
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Household Durables — continued
NVR, Inc. 3.00%, 5/15/2030	282,000	262,355
Sekisui House US, Inc. 3.97%, 8/6/2061	470,000	295,685
		1,030,487
Household Products — 0.1%
Church & Dwight Co., Inc. 5.60%, 11/15/2032	170,000	175,423
Procter & Gamble Co. (The)
3.95%, 1/26/2028	582,000	578,872
4.35%, 1/29/2029	43,000	42,951
		797,246
Independent Power and Renewable Electricity Producers — 0.0% ^
Constellation Energy Generation LLC 5.80%, 3/1/2033	414,000	423,954
Industrial Conglomerates — 0.2%
3M Co.
2.38%, 8/26/2029	141,000	131,732
3.13%, 9/19/2046	1,540,000	1,016,376
4.00%, 9/14/2048	15,000	11,275
DuPont de Nemours, Inc.
4.73%, 11/15/2028 (d)	198,000	197,246
5.32%, 11/15/2038	128,000	123,264
Honeywell International, Inc. 1.95%, 6/1/2030	330,000	296,893
		1,776,786
Industrial REITs — 0.1%
Prologis LP
1.75%, 7/1/2030	401,000	357,066
5.00%, 3/15/2034	145,000	141,848
2.13%, 10/15/2050	490,000	251,125
		750,039
Insurance — 0.7%
Alleghany Corp. 3.25%, 8/15/2051	10,000	6,308
Allstate Corp. (The)
3.28%, 12/15/2026	86,000	85,711
4.50%, 6/15/2043	55,000	46,073
Aon Corp. 3.90%, 2/28/2052	5,000	3,493
Aon Global Ltd. 4.60%, 6/14/2044	385,000	320,870
Arch Capital Group Ltd. 7.35%, 5/1/2034	360,000	400,812
Assured Guaranty US Holdings, Inc. 3.60%, 9/15/2051	50,000	33,445
Athene Holding Ltd. 3.50%, 1/15/2031	262,000	241,900
Berkshire Hathaway Finance Corp. 2.50%, 1/15/2051	750,000	418,406
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Insurance — continued
Brown & Brown, Inc. 4.50%, 3/15/2029	33,000	32,591
Chubb INA Holdings LLC 3.05%, 12/15/2061	218,000	124,769
CNA Financial Corp.
3.90%, 5/1/2029	25,000	24,337
5.50%, 6/15/2033	26,000	25,922
Everest Reinsurance Holdings, Inc.
4.87%, 6/1/2044	31,000	26,421
3.50%, 10/15/2050	15,000	9,791
3.13%, 10/15/2052	37,000	21,948
Lincoln National Corp. 3.05%, 1/15/2030	934,000	874,361
Marsh & McLennan Cos., Inc.
4.38%, 3/15/2029	281,000	278,054
2.25%, 11/15/2030	1,525,000	1,367,358
4.20%, 3/1/2048	40,000	31,005
MetLife, Inc.
6.38%, 6/15/2034	740,000	784,643
5.70%, 6/15/2035	697,000	708,794
10.75%, 8/1/2039	30,000	38,329
4.60%, 5/13/2046	248,000	207,253
Progressive Corp. (The) 4.00%, 3/1/2029	44,000	43,284
Prudential Financial, Inc.
3.91%, 12/7/2047	20,000	14,751
3.94%, 12/7/2049	301,000	218,560
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (a)	32,000	32,646
Travelers Cos., Inc. (The)
3.75%, 5/15/2046	430,000	320,020
4.10%, 3/4/2049	215,000	165,413
3.05%, 6/8/2051	1,000	622
		6,907,890
Interactive Media & Services — 0.2%
Alphabet, Inc.
0.80%, 8/15/2027	246,000	238,246
2.25%, 8/15/2060	1,643,000	756,852
Meta Platforms, Inc.
4.80%, 5/15/2030	48,000	47,852
4.45%, 8/15/2052	307,000	219,390
5.75%, 11/15/2065	660,000	543,147
6.45%, 5/15/2066	830,000	759,422
		2,564,909
IT Services — 0.2%
DXC Technology Co. 2.38%, 9/15/2028	354,000	334,850
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	11

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
IT Services — continued
International Business Machines Corp.
5.88%, 11/29/2032	1,382,000	1,430,919
4.25%, 5/15/2049	430,000	314,559
Kyndryl Holdings, Inc. 6.35%, 2/20/2034	180,000	170,535
		2,250,863
Leisure Products — 0.0% ^
Hasbro, Inc. 3.90%, 11/19/2029	40,000	38,671
Mattel, Inc. 5.45%, 11/1/2041	410,000	364,461
		403,132
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc. 1.75%, 10/15/2028	686,000	646,294
Machinery — 0.1%
Caterpillar, Inc.
4.30%, 5/15/2044	60,000	50,406
4.75%, 5/15/2064	826,000	689,519
Parker-Hannifin Corp. 4.25%, 9/15/2027	382,000	381,120
		1,121,045
Media — 0.2%
Charter Communications Operating LLC
2.25%, 1/15/2029	31,000	28,775
2.80%, 4/1/2031	70,000	61,368
6.48%, 10/23/2045	344,000	305,682
3.85%, 4/1/2061	611,000	342,143
3.95%, 6/30/2062	243,000	137,806
Fox Corp. 4.71%, 1/25/2029	885,000	880,849
		1,756,623
Metals & Mining — 0.2%
ArcelorMittal SA (Luxembourg)
6.55%, 11/29/2027	86,000	87,771
4.25%, 7/16/2029	40,000	39,317
Freeport-McMoRan, Inc.
4.25%, 3/1/2030	50,000	48,836
5.40%, 11/14/2034	272,000	271,105
5.45%, 3/15/2043	359,000	337,151
Newmont Corp. 2.60%, 7/15/2032	5,000	4,416
Nucor Corp. 4.40%, 5/1/2048	50,000	41,031
Rio Tinto Alcan, Inc. (Canada) 7.25%, 3/15/2031	471,000	512,247
Rio Tinto Finance USA plc (Australia)
5.00%, 3/9/2033	18,000	17,876
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Metals & Mining — continued
4.75%, 3/22/2042	4,000	3,587
Yamana Gold, Inc. (Canada) 2.63%, 8/15/2031	382,000	333,963
		1,697,300
Multi-Utilities — 0.6%
Ameren Corp. 1.75%, 3/15/2028	1,542,000	1,473,999
Avista Corp. 4.00%, 4/1/2052	27,000	19,625
Berkshire Hathaway Energy Co.
1.65%, 5/15/2031	29,000	24,898
3.80%, 7/15/2048	781,000	559,828
2.85%, 5/15/2051	446,000	259,349
Black Hills Corp. 5.95%, 3/15/2028	396,000	402,507
CenterPoint Energy, Inc. 2.95%, 3/1/2030	27,000	25,167
CMS Energy Corp. 4.88%, 3/1/2044	18,000	15,337
Consumers Energy Co. 3.25%, 8/15/2046	627,000	433,174
NiSource, Inc. 5.25%, 2/15/2043	224,000	204,491
PG&E Energy Recovery Funding LLC Series A-1, 1.46%, 7/15/2031	256,355	235,751
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	15,000	13,142
Puget Sound Energy, Inc. 5.80%, 3/15/2040	346,000	343,376
San Diego Gas & Electric Co.
Series XXX, 3.00%, 3/15/2032	240,000	214,233
4.50%, 8/15/2040	395,000	343,260
Sempra
5.50%, 8/1/2033	30,000	30,173
3.80%, 2/1/2038	721,000	593,083
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.13%, 4/1/2052 (a)	9,000	8,928
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.40%, 10/1/2054 (a)	8,000	7,920
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.14%), 6.55%, 4/1/2055 (a)	6,000	5,934
Southern Co. Gas Capital Corp.
5.15%, 9/15/2032	928,000	924,989
4.95%, 9/15/2034	130,000	125,716
		6,264,880
Office REITs — 0.1%
Boston Properties LP
2.90%, 3/15/2030	90,000	83,495
3.25%, 1/30/2031	893,000	822,880
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Office REITs — continued
2.55%, 4/1/2032	560,000	483,306
Kilroy Realty LP 2.50%, 11/15/2032	143,000	117,601
		1,507,282
Oil, Gas & Consumable Fuels — 1.6%
APA Corp.
5.35%, 7/1/2049	448,000	384,921
6.75%, 2/15/2055	83,000	85,146
BP Capital Markets America, Inc.
2.72%, 1/12/2032	1,108,000	988,350
4.81%, 2/13/2033	90,000	88,185
3.00%, 2/24/2050	605,000	378,691
Canadian Natural Resources Ltd. (Canada) 6.25%, 3/15/2038	183,000	189,386
Cenovus Energy, Inc. (Canada) 2.65%, 1/15/2032	228,000	201,259
ConocoPhillips Co.
5.50%, 1/15/2055	350,000	322,477
5.70%, 9/15/2063	100,000	92,959
Devon Energy Corp. 7.95%, 4/15/2032	30,000	34,014
Diamondback Energy, Inc.
6.25%, 3/15/2053	366,000	368,711
5.75%, 4/18/2054	339,000	320,181
Enbridge, Inc. (Canada)
3.70%, 7/15/2027	405,000	402,298
4.60%, 6/20/2028	50,000	49,880
2.50%, 8/1/2033	747,000	627,070
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.12%), 7.38%, 3/15/2055 (a)	284,000	296,003
Energy Transfer LP
4.95%, 6/15/2028	337,000	337,958
5.25%, 4/15/2029	1,000,000	1,008,629
5.75%, 2/15/2033	124,000	126,465
5.35%, 5/15/2045	86,000	76,034
6.25%, 4/15/2049	680,000	658,341
5.00%, 5/15/2050	478,000	391,958
5.95%, 5/15/2054	95,000	88,204
Enterprise Products Operating LLC
4.95%, 2/15/2035	360,000	351,201
4.45%, 2/15/2043	435,000	368,488
5.10%, 2/15/2045	20,000	18,006
4.80%, 2/1/2049	419,000	354,853
3.70%, 1/31/2051	40,000	28,203
Series E, (3-MONTH CME TERM SOFR + 3.29%), 5.25%, 8/16/2077 (a)	49,000	48,790
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
Equinor ASA (Norway)
4.75%, 11/14/2035	30,000	28,741
3.25%, 11/18/2049	884,000	587,180
Expand Energy Corp. 5.70%, 1/15/2035	150,000	149,381
Exxon Mobil Corp. 3.45%, 4/15/2051	129,000	88,440
Kinder Morgan, Inc.
1.75%, 11/15/2026	36,000	35,797
4.80%, 2/1/2033	2,071,000	2,017,245
MPLX LP 5.20%, 3/1/2047	424,000	369,113
ONEOK Partners LP 6.65%, 10/1/2036	117,000	125,269
ONEOK, Inc.
4.55%, 7/15/2028	150,000	149,396
3.40%, 9/1/2029	452,000	432,831
6.63%, 9/1/2053	95,000	97,325
5.70%, 11/1/2054	458,000	416,690
Ovintiv, Inc. 6.25%, 7/15/2033	28,000	29,244
Phillips 66 2.15%, 12/15/2030	149,000	133,987
Phillips 66 Co.
3.75%, 3/1/2028	539,000	533,380
5.65%, 6/15/2054	30,000	27,784
Sabine Pass Liquefaction LLC 4.20%, 3/15/2028	224,000	222,509
Shell Finance US, Inc.
3.88%, 11/13/2028	110,000	108,390
2.38%, 11/7/2029	357,000	333,026
6.38%, 12/15/2038	735,000	785,360
3.00%, 11/26/2051	493,000	305,009
Targa Resources Corp. 6.13%, 5/15/2055	60,000	57,862
TC PipeLines LP 3.90%, 5/25/2027	320,000	318,781
TotalEnergies Capital International SA (France) 3.46%, 7/12/2049	30,000	20,541
TotalEnergies Capital SA (France) 4.72%, 9/10/2034	107,000	103,944
Valero Energy Corp.
2.80%, 12/1/2031	295,000	263,625
4.00%, 6/1/2052	30,000	21,529
Williams Cos., Inc. (The)
5.65%, 3/15/2033	75,000	75,961
6.00%, 3/15/2055	110,000	105,491
		16,630,492
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	13

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Paper & Forest Products — 0.0% ^
Georgia-Pacific LLC 8.88%, 5/15/2031	90,000	104,093
Suzano Austria GmbH (Brazil) 6.00%, 1/15/2029	364,000	369,424
		473,517
Personal Care Products — 0.0% ^
Estee Lauder Cos., Inc. (The) 4.65%, 5/15/2033	100,000	96,552
Kenvue, Inc.
5.05%, 3/22/2028	70,000	70,451
4.90%, 3/22/2033	187,000	184,430
		351,433
Pharmaceuticals — 0.9%
Astrazeneca Finance LLC (United Kingdom) 1.75%, 5/28/2028	1,890,000	1,803,194
Bristol-Myers Squibb Co.
5.50%, 2/22/2044	250,000	239,469
4.25%, 10/26/2049	1,259,000	978,065
2.55%, 11/13/2050	541,000	301,922
5.55%, 2/22/2054	500,000	464,935
Johnson & Johnson
0.95%, 9/1/2027	570,000	552,089
3.40%, 1/15/2038	2,000	1,694
2.45%, 9/1/2060	610,000	313,667
Merck & Co., Inc.
3.40%, 3/7/2029	497,000	483,016
3.70%, 2/10/2045	363,000	273,636
Novartis Capital Corp. 3.90%, 11/5/2028	110,000	108,534
Pfizer Investment Enterprises Pte. Ltd. 4.75%, 5/19/2033	335,000	326,690
Pfizer, Inc.
3.60%, 9/15/2028	258,000	253,485
3.45%, 3/15/2029	1,120,000	1,089,511
4.00%, 12/15/2036	298,000	266,928
Pharmacia LLC 6.60%, 12/1/2028 (e)	350,000	364,302
Sanofi SA 3.80%, 11/3/2028	50,000	49,182
Takeda Pharmaceutical Co. Ltd. (Japan) 2.05%, 3/31/2030	200,000	180,612
Wyeth LLC 5.95%, 4/1/2037	417,000	430,090
Zoetis, Inc. 4.70%, 2/1/2043	375,000	323,524
		8,804,545
Professional Services — 0.1%
Concentrix Corp. 6.60%, 8/2/2028	280,000	282,970
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Professional Services — continued
Equifax, Inc. 2.35%, 9/15/2031	140,000	122,100
Verisk Analytics, Inc. 5.25%, 3/15/2035	135,000	131,371
		536,441
Residential REITs — 0.2%
American Homes 4 Rent LP 4.90%, 2/15/2029	24,000	23,970
ERP Operating LP
1.90%, 12/1/2028	990,000	930,231
2.30%, 3/1/2030	122,000	111,782
Essential Properties LP 5.40%, 12/1/2035	342,000	330,848
Sun Communities Operating LP
2.70%, 7/15/2031	398,000	353,601
4.20%, 4/15/2032	30,000	28,233
UDR, Inc. 3.10%, 11/1/2034	740,000	623,294
		2,401,959
Retail REITs — 0.1%
Kimco Realty OP LLC 4.60%, 2/1/2033	289,000	278,811
Realty Income Corp.
3.40%, 1/15/2030	37,000	35,202
3.25%, 1/15/2031	598,000	556,459
		870,472
Semiconductors & Semiconductor Equipment — 0.5%
Broadcom, Inc.
2.60%, 2/15/2033	203,000	170,305
4.93%, 5/15/2037 (d)	1,371,000	1,257,812
Intel Corp.
2.45%, 11/15/2029	378,000	349,562
2.00%, 8/12/2031	699,000	600,709
5.15%, 2/21/2034	630,000	614,248
4.25%, 12/15/2042	554,000	437,952
NXP BV (Netherlands)
4.30%, 6/18/2029	76,000	74,745
2.65%, 2/15/2032	102,000	88,961
5.25%, 8/19/2035	122,000	118,440
QUALCOMM, Inc.
1.65%, 5/20/2032	111,000	92,690
4.65%, 5/20/2035	98,000	93,569
Texas Instruments, Inc. 2.90%, 11/3/2027	532,000	523,243
TSMC Arizona Corp. (Taiwan) 1.75%, 10/25/2026	340,000	338,610
		4,760,846
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Software — 0.8%
Microsoft Corp.
3.50%, 2/12/2035	340,000	306,434
4.00%, 2/12/2055	1,000	736
Oracle Corp.
5.20%, 9/26/2035	1,839,000	1,648,817
6.13%, 7/8/2039	100,000	91,321
5.88%, 9/26/2045	70,000	57,819
3.60%, 4/1/2050	393,000	227,443
3.95%, 3/25/2051	2,772,000	1,683,529
5.55%, 2/6/2053	50,000	37,769
6.00%, 8/3/2055	50,000	40,216
5.95%, 9/26/2055	70,000	55,611
6.70%, 2/4/2056	110,000	96,881
6.13%, 8/3/2065	610,000	482,360
Roper Technologies, Inc. 1.40%, 9/15/2027	407,000	394,507
Salesforce, Inc. 1.95%, 7/15/2031	2,737,000	2,366,331
Trimble, Inc. 6.10%, 3/15/2033	107,000	109,935
VMware LLC
1.80%, 8/15/2028	399,000	377,600
2.20%, 8/15/2031	125,000	108,339
Workday, Inc. 3.70%, 4/1/2029	155,000	150,158
		8,235,806
Specialized REITs — 0.2%
American Tower Corp.
3.55%, 7/15/2027	33,000	32,731
2.10%, 6/15/2030	670,000	601,166
Crown Castle, Inc.
3.80%, 2/15/2028	94,000	92,618
3.25%, 1/15/2051	9,000	5,640
Equinix, Inc. 1.80%, 7/15/2027	256,000	250,067
Extra Space Storage LP 5.40%, 6/15/2035	682,000	672,398
Public Storage Operating Co. 5.10%, 8/1/2033	52,000	51,645
		1,706,265
Specialty Retail — 0.3%
AutoZone, Inc. 4.00%, 4/15/2030	214,000	206,801
Home Depot, Inc. (The)
2.13%, 9/15/2026	247,000	246,788
2.80%, 9/14/2027	1,226,000	1,207,443
1.50%, 9/15/2028	62,000	58,418
3.50%, 9/15/2056	726,000	476,410
Lowe's Cos., Inc.
5.15%, 7/1/2033	747,000	741,126
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Specialty Retail — continued
3.00%, 10/15/2050	110,000	66,110
O'Reilly Automotive, Inc. 3.90%, 6/1/2029	357,000	348,528
		3,351,624
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
1.20%, 2/8/2028	700,000	669,493
2.20%, 9/11/2029	106,000	99,298
4.30%, 5/10/2033	1,000	976
4.38%, 5/13/2045	939,000	783,047
3.75%, 11/13/2047	20,000	14,822
Hewlett Packard Enterprise Co. 5.60%, 10/15/2054	450,000	396,460
		1,964,096
Tobacco — 0.2%
Altria Group, Inc. 5.38%, 1/31/2044	658,000	591,683
BAT Capital Corp. (United Kingdom)
4.39%, 8/15/2037	1,141,000	1,013,979
7.08%, 8/2/2043	345,000	371,800
Philip Morris International, Inc.
3.38%, 8/15/2029	283,000	272,371
4.90%, 11/1/2034	23,000	22,366
3.88%, 8/21/2042	41,000	32,341
		2,304,540
Trading Companies & Distributors — 0.1%
GATX Corp. 4.90%, 3/15/2033	601,000	585,460
Water Utilities — 0.0% ^
American Water Capital Corp.
3.45%, 6/1/2029	184,000	177,679
4.45%, 6/1/2032	113,000	109,620
4.30%, 12/1/2042	2,000	1,668
Essential Utilities, Inc. 5.38%, 1/15/2034	40,000	39,847
		328,814
Wireless Telecommunication Services — 0.3%
T-Mobile USA, Inc.
2.40%, 3/15/2029	356,000	335,413
4.95%, 11/15/2035	790,000	750,709
4.38%, 4/15/2040	1,943,000	1,641,561
3.00%, 2/15/2041	725,000	512,532
		3,240,215
Total Corporate Bonds (Cost $256,012,376)		248,528,380
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	15

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — 23.3%
FHLMC Gold Pools, 15 Year
Pool # G14781, 3.50%, 3/1/2027	176	175
Pool # J20129, 2.50%, 8/1/2027	6,183	6,131
Pool # G15438, 4.00%, 9/1/2027	1	1
Pool # G15602, 2.50%, 11/1/2027	3,068	3,046
Pool # G18466, 2.00%, 5/1/2028	2,067	2,028
Pool # G18465, 2.50%, 5/1/2028	3,602	3,549
Pool # G15601, 2.50%, 1/1/2029	7,116	7,012
Pool # G14957, 3.50%, 1/1/2029	20,041	19,840
Pool # G16570, 4.00%, 7/1/2029	1	1
Pool # G18540, 2.50%, 2/1/2030	8,520	8,260
Pool # G18556, 2.50%, 6/1/2030	12,147	11,737
Pool # V60840, 3.00%, 6/1/2030	2,655	2,594
Pool # G16019, 3.50%, 12/1/2030	136	135
Pool # G16568, 2.50%, 4/1/2033	1,417	1,341
FHLMC Gold Pools, 30 Year
Pool # A39210, 5.50%, 10/1/2035	13,195	13,380
Pool # V83754, 5.50%, 1/1/2036	17,435	17,497
Pool # A82255, 5.50%, 9/1/2036	77,307	76,781
Pool # G03381, 5.50%, 9/1/2037	12,433	12,588
Pool # A92197, 5.00%, 5/1/2040	34,811	34,537
Pool # G06856, 6.00%, 5/1/2040	2,310	2,396
Pool # A93359, 4.00%, 8/1/2040	295	291
Pool # Q04688, 4.00%, 11/1/2041	1,947	1,850
Pool # G08477, 3.50%, 2/1/2042	3	3
Pool # Q06771, 3.00%, 3/1/2042	25,259	22,779
Pool # C03858, 3.50%, 4/1/2042	71,968	66,851
Pool # Q14694, 3.00%, 1/1/2043	1,982	1,779
Pool # G61723, 3.50%, 1/1/2043	41,707	38,743
Pool # Q17374, 4.00%, 4/1/2043	2,092	1,988
Pool # Z40090, 4.50%, 9/1/2044	17,756	17,056
Pool # G08653, 3.00%, 7/1/2045	32,818	28,902
Pool # Q35223, 4.00%, 8/1/2045	6,464	5,997
Pool # G60238, 3.50%, 10/1/2045	445,697	406,264
Pool # G60506, 3.50%, 4/1/2046	26,622	24,214
Pool # G08710, 3.00%, 6/1/2046	22,403	19,636
Pool # G61235, 4.50%, 9/1/2046	13,751	13,208
Pool # Q45872, 3.00%, 1/1/2047	231,253	202,329
Pool # G08747, 3.00%, 2/1/2047	117,224	102,744
Pool # G61623, 3.00%, 4/1/2047	17,082	15,017
Pool # G60996, 3.50%, 5/1/2047	5,009	4,554
Pool # V83233, 4.00%, 6/1/2047	62,815	58,465
Pool # G61681, 3.00%, 12/1/2047	4,818	4,200
Pool # Q52866, 3.00%, 12/1/2047	15,601	13,897
Pool # G08812, 3.00%, 4/1/2048	7,207	6,263
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # G61885, 4.50%, 11/1/2048	19,885	18,990
Pool # Q61487, 4.00%, 2/1/2049	21,601	20,065
FHLMC UMBS, 15 Year
Pool # SB0071, 2.50%, 5/1/2030	3,059	3,023
Pool # ZS7331, 3.00%, 12/1/2030	8,614	8,368
Pool # SB0256, 4.00%, 11/1/2033	22	22
Pool # SB0077, 3.50%, 10/1/2034	21,122	20,424
Pool # SB0302, 3.00%, 4/1/2035	247,827	235,355
Pool # QN2407, 2.00%, 6/1/2035	65,062	58,999
Pool # QN6095, 2.00%, 5/1/2036	89,227	80,664
Pool # SB8131, 1.50%, 12/1/2036	819,313	724,977
Pool # SB8140, 1.50%, 2/1/2037	363,228	321,401
Pool # SB8141, 2.00%, 2/1/2037	624,430	564,269
Pool # RR0055, 5.50%, 1/1/2041	251,973	254,534
FHLMC UMBS, 20 Year
Pool # ZA2277, 3.00%, 9/1/2032	33,824	32,437
Pool # ZJ9491, 3.50%, 12/1/2032	7,632	7,394
Pool # ZS9164, 3.00%, 9/1/2033	1,501	1,431
Pool # SC0107, 3.50%, 11/1/2034	2,543	2,459
Pool # ZA2463, 3.50%, 6/1/2037	18,028	17,079
Pool # RB5026, 2.50%, 11/1/2039	24,973	22,455
Pool # RB5037, 2.50%, 3/1/2040	2,068	1,852
Pool # RB5043, 2.50%, 4/1/2040	28,563	25,568
Pool # SC0134, 1.50%, 3/1/2041	151,970	125,068
Pool # RB5145, 2.00%, 2/1/2042	857,673	732,094
Pool # RB5154, 2.50%, 4/1/2042	214,642	187,621
Pool # QK1520, 3.00%, 5/1/2042	126,052	113,734
FHLMC UMBS, 30 Year
Pool # ZI3765, 5.50%, 11/1/2035	15,341	15,479
Pool # ZL3548, 3.50%, 8/1/2042	45,620	42,242
Pool # ZS3712, 3.50%, 4/1/2043	98,043	90,842
Pool # ZS4077, 3.50%, 1/1/2044	14,218	13,147
Pool # ZS4592, 4.00%, 11/1/2044	98,342	92,565
Pool # ZS4609, 3.00%, 4/1/2045	27,180	23,943
Pool # SD0146, 3.00%, 11/1/2046	90,063	78,966
Pool # ZM2209, 3.50%, 12/1/2046	250,854	227,460
Pool # SD0388, 3.50%, 6/1/2047	311,378	283,882
Pool # ZM4635, 4.00%, 11/1/2047	319,061	295,147
Pool # SD0225, 3.00%, 12/1/2047	399,552	349,944
Pool # ZS4750, 3.00%, 1/1/2048	17,255	14,987
Pool # ZM7669, 3.50%, 8/1/2048	59,704	53,343
Pool # ZN4476, 3.50%, 12/1/2048	191,699	172,390
Pool # ZA6286, 4.00%, 2/1/2049	90,498	83,860
Pool # ZT1776, 3.50%, 3/1/2049	16,319	14,656
Pool # ZN5087, 4.00%, 4/1/2049	75,535	69,840
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # ZT1864, 4.00%, 4/1/2049	2,142	1,984
Pool # ZT1951, 3.50%, 5/1/2049	5,157	4,609
Pool # ZT1952, 4.00%, 5/1/2049	34,552	32,009
Pool # QA4907, 3.00%, 6/1/2049	81,010	70,842
Pool # ZT2086, 3.50%, 6/1/2049	28,763	25,832
Pool # SD7502, 3.50%, 7/1/2049	83,114	74,757
Pool # SD8001, 3.50%, 7/1/2049	10,062	9,037
Pool # SD7501, 4.00%, 7/1/2049	51,441	47,707
Pool # QA1997, 3.00%, 8/1/2049	13,569	11,735
Pool # RA1202, 3.50%, 8/1/2049	277,343	249,523
Pool # SD8005, 3.50%, 8/1/2049	36,215	32,511
Pool # SD8006, 4.00%, 8/1/2049	20,152	18,601
Pool # SD8025, 3.50%, 11/1/2049	108,243	96,992
Pool # RA1878, 3.50%, 12/1/2049	1,537	1,375
Pool # SD8037, 2.50%, 1/1/2050	681,495	562,135
Pool # SD0303, 2.50%, 4/1/2050	533,066	443,314
Pool # QA9653, 3.50%, 5/1/2050	26,353	23,668
Pool # QB1691, 2.00%, 7/1/2050	265,143	209,475
Pool # SD8089, 2.50%, 7/1/2050	678,374	557,967
Pool # SD8091, 2.50%, 9/1/2050	1,563,852	1,286,351
Pool # SD8104, 1.50%, 11/1/2050	870,391	649,531
Pool # RA4197, 2.50%, 12/1/2050	410,576	339,932
Pool # QB7172, 2.00%, 1/1/2051	3,336,004	2,612,586
Pool # RA4349, 2.50%, 1/1/2051	262,246	217,689
Pool # QB8583, 1.50%, 2/1/2051	785,756	587,104
Pool # SD8145, 1.50%, 5/1/2051	852,258	635,965
Pool # RA5287, 2.00%, 5/1/2051	7,410	5,855
Pool # QC3259, 2.00%, 6/1/2051	283,422	221,781
Pool # SD8158, 3.50%, 6/1/2051	203,729	181,949
Pool # SD0688, 2.50%, 10/1/2051	3,395,430	2,824,285
Pool # QC8788, 3.00%, 10/1/2051	699,056	596,578
Pool # QD2146, 2.00%, 12/1/2051	1,083,842	859,108
Pool # RA6503, 2.00%, 12/1/2051	351,121	276,918
Pool # QD3500, 2.50%, 12/1/2051	1,335,254	1,111,393
Pool # SD1963, 2.00%, 1/1/2052	7,008,940	5,546,503
Pool # SD1064, 3.00%, 1/1/2052	295,104	252,292
Pool # SD0897, 2.00%, 2/1/2052	570,964	454,215
Pool # SD8193, 2.00%, 2/1/2052	8,879,423	6,962,059
Pool # SD8204, 2.00%, 4/1/2052	3,894,346	3,054,170
Pool # SD8205, 2.50%, 4/1/2052	5,301,799	4,387,623
Pool # SD8214, 3.50%, 5/1/2052	873,943	776,079
Pool # SD5368, 2.50%, 7/1/2052	384,528	314,561
Pool # RA7357, 4.50%, 7/1/2052	438,684	415,242
Pool # RA7779, 4.50%, 8/1/2052	335,151	316,369
Pool # RA7935, 5.00%, 9/1/2052	411,344	400,094
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # SD8256, 4.00%, 10/1/2052	1,768,682	1,627,139
Pool # RA8112, 4.50%, 10/1/2052	1,110,151	1,049,172
Pool # SD8257, 4.50%, 10/1/2052	371,265	351,122
Pool # SD2381, 5.50%, 3/1/2053	3,389,434	3,383,906
Pool # SD2572, 5.50%, 3/1/2053	726,402	728,098
Pool # SD2580, 6.00%, 3/1/2053	355,576	361,125
Pool # RA8736, 6.50%, 3/1/2053	267,317	277,659
Pool # SD8322, 4.50%, 5/1/2053	79,221	74,940
Pool # RA9469, 6.50%, 7/1/2053	245,003	254,482
Pool # SD8397, 6.50%, 1/1/2054	841,250	867,170
Pool # QI5618, 6.50%, 5/1/2054	582,286	602,263
Pool # SD7572, 6.50%, 5/1/2054	724,100	751,561
Pool # SD5334, 7.00%, 5/1/2054	140,123	146,691
Pool # RJ1786, 6.00%, 6/1/2054	609,275	618,658
Pool # SD8439, 6.00%, 6/1/2054	652,156	659,570
Pool # SD5672, 6.50%, 6/1/2054	1,298,087	1,347,368
Pool # SD6862, 5.50%, 10/1/2054	590,415	589,828
Pool # SD8475, 5.50%, 11/1/2054	1,562,176	1,551,951
Pool # SL0226, 6.00%, 2/1/2055	3,402,698	3,459,807
Pool # SL4228, 5.50%, 2/1/2056	668,296	664,273
FNMA / FHLMC UMBS, Single Family, 30 Year TBA, 6.00%, 9/25/2056 (f)	3,723,000	3,763,460
FNMA UMBS, 15 Year
Pool # AJ9357, 3.50%, 1/1/2027	2,198	2,190
Pool # AO4400, 2.50%, 7/1/2027	5,264	5,209
Pool # AB6811, 2.50%, 10/1/2027	1,838	1,817
Pool # AQ9442, 2.00%, 12/1/2027	4,324	4,257
Pool # AB8447, 2.50%, 2/1/2028	3,705	3,656
Pool # AR4180, 2.50%, 2/1/2028	1,433	1,413
Pool # AB8787, 2.00%, 3/1/2028	12,174	11,962
Pool # AP6059, 2.00%, 6/1/2028	2,100	2,054
Pool # BM1892, 2.50%, 9/1/2028	2,639	2,608
Pool # FM1105, 2.50%, 6/1/2029	6,718	6,624
Pool # AS3345, 2.00%, 7/1/2029	3,560	3,449
Pool # FM1465, 3.00%, 5/1/2030	19,436	19,147
Pool # 890666, 2.00%, 6/1/2030	6,248	6,079
Pool # AL9418, 3.50%, 8/1/2031	11,938	11,735
Pool # BD5647, 2.00%, 11/1/2031	8,401	7,937
Pool # 890776, 3.50%, 11/1/2031	5,768	5,676
Pool # BM5490, 3.50%, 11/1/2031	3,642	3,596
Pool # AS8708, 2.50%, 2/1/2032	1,487	1,418
Pool # BM4993, 3.50%, 3/1/2032	3,595	3,540
Pool # MA3124, 2.50%, 9/1/2032	16,519	15,715
Pool # FM3099, 3.50%, 9/1/2032	358	355
Pool # CA0775, 2.50%, 11/1/2032	12,158	11,471
Pool # BH7081, 2.50%, 12/1/2032	18,015	17,049
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	17

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BH8720, 3.50%, 12/1/2032	18,672	18,002
Pool # FM1691, 2.50%, 1/1/2033	4,726	4,578
Pool # CA9078, 3.00%, 9/1/2033	130,673	126,408
Pool # FM1123, 4.00%, 9/1/2033	993	975
Pool # FM2153, 4.00%, 11/1/2033	61	61
Pool # BD9105, 4.00%, 1/1/2034	22,310	21,701
Pool # BM5306, 4.00%, 1/1/2034	2,336	2,289
Pool # FM1733, 3.50%, 5/1/2034	289,702	280,237
Pool # BO1822, 3.50%, 7/1/2034	40,904	39,505
Pool # MA3764, 2.50%, 9/1/2034	4,491	4,199
Pool # MA3910, 2.00%, 1/1/2035	15,717	14,416
Pool # FM3569, 3.00%, 1/1/2035	44,187	42,782
Pool # MA4075, 2.50%, 7/1/2035	104,836	97,155
Pool # CA7497, 2.50%, 10/1/2035	682,712	629,902
Pool # FM5396, 2.00%, 12/1/2035	448,892	408,785
Pool # FM5797, 2.00%, 1/1/2036	339,893	308,205
Pool # CB0305, 1.50%, 5/1/2036	271,573	241,331
Pool # MA4430, 1.00%, 8/1/2036	115,280	99,220
Pool # MA4418, 2.00%, 9/1/2036	27,821	25,255
Pool # MA4497, 2.00%, 12/1/2036	3,227,129	2,917,928
Pool # MA4582, 2.00%, 4/1/2037	1,144,289	1,034,605
Pool # MA4604, 3.00%, 5/1/2037	550,211	512,974
Pool # FS4059, 1.50%, 8/1/2037	1,347,145	1,192,855
Pool # FS4794, 2.00%, 8/1/2037	59,527	53,792
Pool # FS4756, 2.50%, 8/1/2037	1,304,425	1,207,621
Pool # MA5772, 5.50%, 7/1/2040	289,635	292,717
Pool # MA5886, 5.00%, 11/1/2040	1,133,478	1,128,450
Pool # MA5979, 5.50%, 2/1/2041	254,811	257,401
FNMA UMBS, 20 Year
Pool # AE6799, 4.50%, 11/1/2030	706	698
Pool # MA0885, 3.50%, 10/1/2031	11,824	11,492
Pool # AB4853, 3.00%, 4/1/2032	13,204	12,704
Pool # MA1058, 3.00%, 5/1/2032	5,801	5,578
Pool # MA1165, 3.00%, 9/1/2032	32,564	31,222
Pool # MA2079, 4.00%, 11/1/2034	7,349	7,143
Pool # MA2138, 3.50%, 1/1/2035	568,431	543,744
Pool # AL7654, 3.00%, 9/1/2035	34,464	32,335
Pool # MA2472, 3.00%, 12/1/2035	7,063	6,633
Pool # FM1133, 4.00%, 6/1/2036	16,635	16,162
Pool # MA3099, 4.00%, 8/1/2037	1,257	1,211
Pool # BM5330, 2.50%, 12/1/2037	23,701	21,722
Pool # FM3204, 4.00%, 10/1/2038	19,993	19,085
Pool # MA4072, 2.50%, 7/1/2040	100,445	89,726
Pool # MA4128, 2.00%, 9/1/2040	1,333,038	1,153,801
Pool # CA9019, 2.00%, 2/1/2041	246,011	213,493
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # MA4310, 1.50%, 4/1/2041	928,883	774,608
Pool # MA4422, 2.00%, 9/1/2041	285,917	245,010
Pool # FS0316, 1.50%, 11/1/2041	489,447	405,225
Pool # MA4521, 2.50%, 1/1/2042	386,773	341,257
Pool # MA4587, 2.50%, 4/1/2042	321,178	283,218
FNMA UMBS, 30 Year
Pool # 254447, 6.00%, 9/1/2032	10,580	10,727
Pool # 711215, 5.50%, 6/1/2033	12,246	12,160
Pool # 725228, 6.00%, 3/1/2034	26,027	26,472
Pool # 790003, 6.00%, 8/1/2034	9,825	9,937
Pool # 735503, 6.00%, 4/1/2035	19,282	19,690
Pool # 904601, 6.00%, 11/1/2036	21,817	22,598
Pool # 888538, 5.50%, 1/1/2037	11,478	11,652
Pool # AB0284, 6.00%, 2/1/2037	22,894	23,718
Pool # 956965, 6.50%, 12/1/2037	9,931	10,325
Pool # BH7907, 6.50%, 12/1/2037	11,501	12,117
Pool # 961793, 5.00%, 3/1/2038	48,119	47,728
Pool # AC2638, 5.00%, 10/1/2039	82,190	81,373
Pool # AL0100, 6.00%, 10/1/2039	30,216	31,299
Pool # AC4886, 5.00%, 11/1/2039	14,819	14,689
Pool # 190399, 5.50%, 11/1/2039	48,765	49,274
Pool # AB1292, 5.00%, 8/1/2040	11,795	11,700
Pool # AL5437, 5.00%, 8/1/2040	51,429	50,824
Pool # AB1421, 5.00%, 9/1/2040	24,998	24,765
Pool # AE4142, 5.00%, 9/1/2040	21,045	20,645
Pool # AE3857, 5.00%, 10/1/2040	324,962	321,898
Pool # MA0622, 3.50%, 1/1/2041	20,561	19,091
Pool # AE0828, 3.50%, 2/1/2041	11,466	10,646
Pool # AH3804, 4.00%, 2/1/2041	13,358	12,722
Pool # MA0639, 4.00%, 2/1/2041	21,335	20,313
Pool # AL0241, 4.00%, 4/1/2041	43,695	41,599
Pool # BM3118, 6.00%, 7/1/2041	50,425	52,217
Pool # AJ2293, 4.00%, 9/1/2041	11,558	10,990
Pool # AW8154, 3.50%, 1/1/2042	13,796	12,807
Pool # AO4134, 3.50%, 6/1/2042	8,000	7,421
Pool # AB6632, 3.50%, 10/1/2042	86,712	80,358
Pool # AB6633, 3.50%, 10/1/2042	14,673	13,598
Pool # AB6828, 3.50%, 11/1/2042	1,065	987
Pool # AL3182, 3.50%, 12/1/2042	12,053	11,185
Pool # AB7964, 3.50%, 2/1/2043	1,517	1,403
Pool # AR2271, 3.50%, 2/1/2043	203,191	187,493
Pool # BM4751, 3.50%, 3/1/2043	22,460	20,809
Pool # AB8742, 4.00%, 3/1/2043	8,972	8,529
Pool # AR6770, 4.00%, 3/1/2043	11,001	10,435
Pool # AB9194, 3.50%, 5/1/2043	87,169	80,265
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # AU4256, 3.50%, 9/1/2043	18,763	17,117
Pool # AL4062, 4.00%, 9/1/2043	17,280	16,383
Pool # BM4635, 2.50%, 10/1/2043	111,560	96,053
Pool # AS1121, 4.00%, 11/1/2043	21,620	20,471
Pool # AV0022, 4.00%, 11/1/2043	303,284	286,994
Pool # FM1744, 3.50%, 5/1/2044	20,084	18,625
Pool # AS2700, 4.00%, 6/1/2044	25,929	24,518
Pool # AW6233, 4.50%, 6/1/2044	239,346	229,779
Pool # AS2947, 4.00%, 7/1/2044	27,596	26,083
Pool # AL9072, 5.00%, 7/1/2044	42,578	42,049
Pool # AL9569, 5.00%, 8/1/2044	66,943	66,590
Pool # AX0152, 4.50%, 9/1/2044	15,573	14,955
Pool # AS3867, 4.00%, 11/1/2044	7,052	6,643
Pool # FM0015, 4.00%, 2/1/2045	63,926	60,712
Pool # MA2193, 4.50%, 2/1/2045	4,520	4,330
Pool # FM3414, 4.00%, 3/1/2045	436,243	410,107
Pool # BM3398, 3.50%, 4/1/2045	10,271	9,498
Pool # AS5851, 4.50%, 9/1/2045	5,646	5,410
Pool # AS6184, 3.50%, 11/1/2045	91,950	83,830
Pool # BA0315, 3.50%, 11/1/2045	312,090	283,289
Pool # FM1869, 4.00%, 11/1/2045	45,867	43,234
Pool # BC0066, 3.50%, 12/1/2045	21,872	19,866
Pool # FM3413, 4.00%, 1/1/2046	52,238	49,203
Pool # FM2323, 4.00%, 2/1/2046	26,826	25,529
Pool # AS6811, 3.00%, 3/1/2046	18,101	15,906
Pool # BM4834, 3.00%, 3/1/2046	19,505	17,465
Pool # FM1782, 4.00%, 3/1/2046	8,725	8,259
Pool # FM2195, 4.00%, 3/1/2046	19,686	18,728
Pool # AS7003, 3.00%, 4/1/2046	25,878	22,690
Pool # AS7198, 4.50%, 5/1/2046	71,780	68,782
Pool # AS7660, 2.50%, 8/1/2046	165,382	138,856
Pool # AL9385, 3.00%, 11/1/2046	36,520	32,122
Pool # MA2806, 3.00%, 11/1/2046	113,221	98,970
Pool # BM3288, 3.50%, 12/1/2046	15,334	13,854
Pool # FM2807, 3.00%, 1/1/2047	56,885	50,467
Pool # 890856, 3.50%, 1/1/2047	95,562	86,536
Pool # FM3374, 3.50%, 1/1/2047	98,230	91,197
Pool # FM0041, 3.00%, 2/1/2047	238,916	209,203
Pool # BM5955, 4.00%, 2/1/2047	22,232	20,969
Pool # BM4350, 3.00%, 3/1/2047	531,498	473,561
Pool # MA2920, 3.00%, 3/1/2047	5,688	4,970
Pool # AS9313, 4.00%, 3/1/2047	11,239	10,468
Pool # FM4735, 3.00%, 4/1/2047	119,752	104,172
Pool # AS9480, 4.50%, 4/1/2047	15,763	15,117
Pool # AS9946, 3.50%, 7/1/2047	30,735	27,865
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # BM1568, 3.50%, 7/1/2047	44,421	40,694
Pool # BH7375, 3.50%, 8/1/2047	36,221	32,835
Pool # CA0148, 4.50%, 8/1/2047	7,692	7,326
Pool # CA0850, 3.00%, 9/1/2047	25,989	22,638
Pool # MA3147, 3.00%, 10/1/2047	29,556	25,731
Pool # BM2003, 4.00%, 10/1/2047	110,797	103,002
Pool # BH9392, 3.50%, 11/1/2047	9,760	8,821
Pool # CA0681, 3.50%, 11/1/2047	156,665	142,517
Pool # CA4015, 3.00%, 1/1/2048	6,673	5,806
Pool # BJ6154, 3.50%, 1/1/2048	110,104	99,825
Pool # MA3238, 3.50%, 1/1/2048	35,391	31,835
Pool # BM4054, 4.00%, 5/1/2048	66,997	62,475
Pool # BM4757, 3.50%, 7/1/2048	27,883	25,407
Pool # BM2007, 4.00%, 9/1/2048	3,015	2,794
Pool # CA2368, 4.00%, 9/1/2048	19,623	18,184
Pool # CA4655, 3.50%, 10/1/2048	67,973	61,602
Pool # MA3495, 4.00%, 10/1/2048	19,563	18,123
Pool # CA2432, 4.50%, 10/1/2048	35,175	33,637
Pool # FM7895, 3.50%, 11/1/2048	189,597	172,258
Pool # BN0895, 4.50%, 11/1/2048	766,967	734,781
Pool # FM1248, 4.50%, 11/1/2048	11,369	10,857
Pool # CA2797, 4.50%, 12/1/2048	63,804	61,127
Pool # FM0030, 3.00%, 2/1/2049	36,691	32,106
Pool # MA3637, 3.50%, 4/1/2049	11,968	10,749
Pool # MA3638, 4.00%, 4/1/2049	11,507	10,660
Pool # BN5418, 4.50%, 4/1/2049	12,053	11,526
Pool # MA3663, 3.50%, 5/1/2049	577,085	518,296
Pool # MA3664, 4.00%, 5/1/2049	5,545	5,128
Pool # FM4074, 4.50%, 5/1/2049	194,316	185,820
Pool # CA4358, 3.50%, 7/1/2049	12,012	10,774
Pool # MA3692, 3.50%, 7/1/2049	525,109	470,041
Pool # MA3745, 3.50%, 8/1/2049	516,550	463,518
Pool # MA3746, 4.00%, 8/1/2049	8,276	7,664
Pool # FM1385, 5.00%, 8/1/2049	235,732	232,107
Pool # FM3572, 4.50%, 9/1/2049	52,292	50,010
Pool # MA3803, 3.50%, 10/1/2049	28,072	25,157
Pool # BK0350, 3.00%, 11/1/2049	439,056	383,220
Pool # CA5021, 3.50%, 1/1/2050	26,157	23,386
Pool # FM5922, 3.50%, 1/1/2050	287,462	257,724
Pool # MA3906, 3.50%, 1/1/2050	25,922	23,179
Pool # FM4372, 3.50%, 3/1/2050	356,865	322,207
Pool # BP2403, 3.50%, 4/1/2050	232,426	207,370
Pool # FM3257, 3.00%, 5/1/2050	177,444	155,125
Pool # MA4078, 2.50%, 7/1/2050	846,543	697,020
Pool # BP6626, 2.00%, 8/1/2050	711,710	561,452
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	19

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA4100, 2.00%, 8/1/2050	172,655	135,913
Pool # FM5750, 4.00%, 8/1/2050	231,150	213,345
Pool # CA7017, 2.00%, 9/1/2050	420,813	339,259
Pool # BP6702, 2.50%, 9/1/2050	448,394	373,303
Pool # FM8260, 4.00%, 9/1/2050	379,435	352,306
Pool # CA7603, 2.50%, 11/1/2050	237,655	196,767
Pool # MA4183, 2.50%, 11/1/2050	1,641,288	1,350,036
Pool # CA8005, 1.50%, 12/1/2050	132,791	99,091
Pool # CA8222, 1.50%, 12/1/2050	232,798	173,977
Pool # MA4209, 1.50%, 12/1/2050	1,526,239	1,141,287
Pool # FM4947, 2.00%, 12/1/2050	619,657	491,343
Pool # FM6241, 2.00%, 1/1/2051	1,359,915	1,072,358
Pool # MA4254, 1.50%, 2/1/2051	280,087	209,007
Pool # CA9190, 2.00%, 2/1/2051	144,761	113,836
Pool # FM6523, 2.50%, 3/1/2051	212,472	175,880
Pool # FM6537, 2.00%, 4/1/2051	2,135,329	1,713,977
Pool # MA4343, 1.50%, 5/1/2051	328,515	245,146
Pool # FM7066, 2.50%, 5/1/2051	575,935	477,156
Pool # MA4354, 1.50%, 6/1/2051	421,927	314,847
Pool # CB0727, 2.50%, 6/1/2051	1,078,574	895,980
Pool # FM7418, 2.50%, 6/1/2051	661,934	553,704
Pool # MA4356, 2.50%, 6/1/2051	3,764,690	3,095,897
Pool # MA4377, 1.50%, 7/1/2051	149,720	111,722
Pool # FM8194, 2.00%, 7/1/2051	168,013	131,198
Pool # MA4379, 2.50%, 7/1/2051	1,117,752	919,123
Pool # FM8278, 3.50%, 7/1/2051	244,821	218,649
Pool # BR2237, 2.50%, 8/1/2051	404,204	332,353
Pool # FM8320, 2.50%, 8/1/2051	1,277,482	1,048,797
Pool # FM8629, 1.50%, 9/1/2051	345,873	258,095
Pool # MA4413, 2.00%, 9/1/2051	617,552	485,985
Pool # CB2038, 2.00%, 11/1/2051	313,461	246,491
Pool # CB2364, 2.00%, 12/1/2051	3,118,805	2,448,635
Pool # FM9868, 2.50%, 12/1/2051	414,114	345,531
Pool # FM9870, 2.50%, 12/1/2051	414,311	345,308
Pool # MA4493, 2.50%, 12/1/2051	702,474	577,657
Pool # FS0348, 2.00%, 1/1/2052	619,020	493,117
Pool # CB2773, 2.00%, 2/1/2052	1,205,369	945,692
Pool # BV4248, 2.00%, 3/1/2052	717,067	573,053
Pool # CB3040, 2.00%, 3/1/2052	2,555,066	2,005,007
Pool # CB3599, 3.50%, 5/1/2052	261,896	232,616
Pool # CB3608, 3.50%, 5/1/2052	151,804	134,810
Pool # CB3760, 3.50%, 5/1/2052	124,894	111,090
Pool # BV9900, 4.00%, 5/1/2052	321,796	296,932
Pool # MA4622, 2.00%, 6/1/2052	652,243	511,187
Pool # MA4624, 3.00%, 6/1/2052	10,716,202	9,154,908
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # CB4209, 3.50%, 7/1/2052	797,683	708,364
Pool # MA4699, 3.50%, 8/1/2052	1,836,766	1,631,087
Pool # MA4700, 4.00%, 8/1/2052	1,955,283	1,792,812
Pool # FS2619, 5.00%, 8/1/2052	726,033	705,967
Pool # MA4805, 4.50%, 11/1/2052	1,643,331	1,551,276
Pool # MA4840, 4.50%, 12/1/2052	774,917	731,480
Pool # FS3455, 5.00%, 12/1/2052	642,895	629,133
Pool # MA4869, 5.50%, 1/1/2053	974,587	972,567
Pool # CB5600, 5.50%, 2/1/2053	708,023	709,634
Pool # MA4919, 5.50%, 2/1/2053	11,298	11,272
Pool # MA4920, 6.00%, 2/1/2053	527,389	535,331
Pool # MA4962, 4.00%, 3/1/2053	1,618,479	1,482,021
Pool # BX7958, 5.00%, 3/1/2053	628,195	611,554
Pool # MA4943, 6.50%, 3/1/2053	499,390	515,101
Pool # MA4964, 7.00%, 3/1/2053	179,073	187,466
Pool # BY4714, 5.00%, 6/1/2053	134,647	130,468
Pool # MA5038, 5.00%, 6/1/2053	2,801,340	2,734,748
Pool # MA5071, 5.00%, 7/1/2053	1,519,158	1,474,644
Pool # MA5072, 5.50%, 7/1/2053	4,748,487	4,732,793
Pool # CB6874, 6.00%, 8/1/2053	588,343	599,508
Pool # MA5138, 5.50%, 9/1/2053	665,453	661,676
Pool # DA4550, 6.50%, 11/1/2053	639,582	663,011
Pool # MA5192, 6.50%, 11/1/2053	391,781	403,853
Pool # MA5217, 6.50%, 12/1/2053	128,004	131,948
Pool # FS6772, 7.00%, 1/1/2054	176,036	186,694
Pool # FA2811, 5.00%, 4/1/2054	219,026	215,468
Pool # CB8501, 6.00%, 5/1/2054	163,948	168,256
Pool # DB4019, 6.00%, 5/1/2054	551,357	560,181
Pool # CB8821, 6.00%, 7/1/2054	665,665	678,543
Pool # DB6671, 7.00%, 7/1/2054	253,809	267,330
Pool # FS9404, 6.00%, 10/1/2054	310,432	317,369
Pool # MA5647, 6.00%, 3/1/2055	2,192,709	2,217,633
Pool # DE0123, 6.50%, 5/1/2055	237,351	245,761
Pool # CC1232, 5.50%, 10/1/2055	713,578	714,624
Pool # FA4376, 5.00%, 1/1/2056	1,842,173	1,792,374
Pool # MA5969, 4.00%, 2/1/2056	117,175	106,958
Pool # CC2015, 5.00%, 2/1/2056	2,049,939	1,978,388
Pool # FA4855, 5.50%, 2/1/2056	169,974	168,350
Pool # MA6027, 4.00%, 4/1/2056	1,178,590	1,075,821
Pool # MA6029, 5.00%, 4/1/2056	126,351	121,941
Pool # MA6030, 5.50%, 4/1/2056	649,314	643,112
Pool # MA6050, 3.50%, 5/1/2056	324,888	288,226
FNMA, Other
Pool # BF0247, 4.50%, 6/1/2051	188,247	180,985
Pool # BF0497, 3.00%, 7/1/2060	410,986	343,456
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 1.50%, 9/25/2041 (f)	1,826,000	1,614,565
TBA, 3.00%, 9/25/2041 (f)	78,000	72,623
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 9/25/2056 (f)	1,330,000	1,084,679
TBA, 3.00%, 9/25/2056 (f)	850,000	724,252
TBA, 3.50%, 9/25/2056 (f)	600,000	531,914
TBA, 4.50%, 9/25/2056 (f)	2,602,000	2,441,558
TBA, 5.00%, 9/25/2056 (f)	5,127,000	4,945,256
TBA, 5.50%, 9/25/2056 (f)	3,281,000	3,247,248
GNMA I, 30 Year
Pool # 726769, 5.00%, 9/15/2039	8,208	8,146
Pool # 754439, 3.50%, 12/15/2041	58,261	53,515
Pool # 784660, 4.00%, 4/15/2043	3,813	3,549
Pool # AC2224, 3.50%, 6/15/2043	28,578	25,746
Pool # AL9314, 3.00%, 3/15/2045	26,811	23,672
Pool # 784664, 4.00%, 4/15/2045	14,335	13,343
Pool # AO0544, 3.00%, 8/15/2045	16,484	14,468
GNMA II, 15 Year
Pool # MA0513, 2.50%, 11/20/2027	6,306	6,242
Pool # MA4625, 3.50%, 8/20/2032	9,370	9,087
GNMA II, 30 Year
Pool # 3459, 5.50%, 10/20/2033	23,759	23,929
Pool # 3723, 5.00%, 6/20/2035	538,616	534,304
Pool # 4467, 4.00%, 6/20/2039	8,016	7,495
Pool # 4494, 4.00%, 7/20/2039	8,766	8,262
Pool # 4576, 4.00%, 11/20/2039	4,157	3,887
Pool # 4656, 4.00%, 3/20/2040	6,797	6,405
Pool # 4677, 4.00%, 4/20/2040	17,226	16,234
Pool # 4695, 4.00%, 5/20/2040	1,915	1,804
Pool # 4712, 4.00%, 6/20/2040	3,075	2,898
Pool # 4800, 4.00%, 9/20/2040	3,154	2,973
Pool # 4945, 4.00%, 2/20/2041	6,774	6,384
Pool # 4950, 5.50%, 2/20/2041	10,158	10,329
Pool # 4977, 4.00%, 3/20/2041	12,711	11,979
Pool # 5016, 4.00%, 4/20/2041	4,746	4,473
Pool # 5054, 4.00%, 5/20/2041	7,412	6,985
Pool # 5114, 4.00%, 7/20/2041	1,006	948
Pool # 5233, 4.00%, 11/20/2041	1,231	1,160
Pool # 5259, 4.00%, 12/20/2041	4,812	4,535
Pool # 5279, 3.50%, 1/20/2042	13,985	12,881
Pool # 5330, 3.00%, 3/20/2042	9,479	8,535
Pool # 783976, 3.50%, 4/20/2043	13,852	12,684
Pool # MA1376, 4.00%, 10/20/2043	65,859	61,974
Pool # MA2679, 4.00%, 3/20/2045	678,150	637,500
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # MA2753, 3.00%, 4/20/2045	44,961	40,019
Pool # MA2829, 5.00%, 5/20/2045	15,197	15,076
Pool # MA3458, 5.50%, 2/20/2046	18,288	18,597
Pool # MA3735, 3.00%, 6/20/2046	1,604	1,413
Pool # MA4072, 5.00%, 11/20/2046	15,598	15,522
Pool # MA4126, 3.00%, 12/20/2046	36,881	32,486
Pool # MA4718, 3.00%, 9/20/2047	5,040	4,431
Pool # MA4837, 3.50%, 11/20/2047	5,227,376	4,706,397
Pool # MA5329, 3.50%, 7/20/2048	5,438	4,860
Pool # MA5468, 5.00%, 9/20/2048	4,111	4,060
Pool # MA5595, 4.00%, 11/20/2048	25,127	23,160
Pool # MA5709, 3.50%, 1/20/2049	58,388	52,414
Pool # MA5711, 4.50%, 1/20/2049	4,060,989	3,879,972
Pool # MA5985, 3.50%, 6/20/2049	29,262	26,245
Pool # MA6478, 5.00%, 2/20/2050	15,845	15,685
Pool # MA6819, 2.50%, 8/20/2050	2,364,709	1,978,576
Pool # MA7051, 2.00%, 12/20/2050	1,658,908	1,332,495
Pool # MA7055, 4.00%, 12/20/2050	160,264	147,546
Pool # MA7135, 2.00%, 1/20/2051	549,982	441,813
Pool # MA7417, 2.00%, 6/20/2051	2,258,140	1,813,981
Pool # MA7420, 3.50%, 6/20/2051	290,905	259,501
Pool # MA7473, 3.00%, 7/20/2051	357,400	311,217
Pool # MA7590, 3.00%, 9/20/2051	2,822,651	2,457,897
Pool # MA7704, 2.00%, 11/20/2051	3,466,950	2,784,958
Pool # MA7705, 2.50%, 11/20/2051	7,544,531	6,312,280
Pool # MA7766, 2.00%, 12/20/2051	1,249,270	1,003,518
Pool # MA7988, 3.00%, 4/20/2052	2,055,744	1,790,058
Pool # MA8043, 3.00%, 5/20/2052	1,782,941	1,552,512
Pool # MA8152, 5.00%, 7/20/2052	197,251	192,775
Pool # MA8270, 5.50%, 9/20/2052	566,556	568,247
Pool # MA8346, 4.00%, 10/20/2052	2,137,134	1,963,926
Pool # MA8493, 6.50%, 12/20/2052	108,626	112,750
Pool # MA8570, 5.50%, 1/20/2053	1,546,629	1,549,347
Pool # MA8800, 5.00%, 4/20/2053	1,780,770	1,738,075
Pool # MA8879, 5.50%, 5/20/2053	2,327,118	2,329,103
Pool # MA8947, 5.00%, 6/20/2053	1,496,462	1,457,325
Pool # MA9105, 5.00%, 8/20/2053	1,528,776	1,491,369
Pool # MA9173, 6.50%, 9/20/2053	242,318	251,016
Pool # MA9365, 7.00%, 12/20/2053	286,972	298,051
Pool # MA9907, 6.00%, 9/20/2054	2,984,551	3,029,879
Pool # MB0309, 6.00%, 4/20/2055	1,183,893	1,201,999
Pool # MB0368, 6.50%, 5/20/2055	446,262	460,644
Pool # MB0484, 5.00%, 7/20/2055	232,029	225,119
Pool # MB0932, 3.00%, 2/20/2056	671,838	584,975
Pool # MB1213, 3.50%, 6/20/2056	508,088	444,376
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	21

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
GNMA II, Single Family, 30 Year
TBA, 4.00%, 9/15/2056 (f)	1,986,000	1,792,772
TBA, 4.50%, 9/15/2056 (f)	909,000	850,777
TBA, 5.00%, 9/15/2056 (f)	2,292,000	2,219,014
TBA, 5.50%, 9/15/2056 (f)	4,227,000	4,196,943
Total Mortgage-Backed Securities (Cost $252,176,461)		240,631,501
Foreign Government Securities — 1.9%
Canada Government Bond
3.75%, 4/26/2028	240,000	237,736
4.25%, 5/28/2031	320,000	316,457
Export Development Canada 3.88%, 2/14/2028	195,000	193,685
Export-Import Bank of Korea 5.13%, 1/11/2033	220,000	223,065
Italian Republic Government Bond
2.88%, 10/17/2029	200,000	189,584
3.88%, 5/6/2051	80,000	56,542
Japan Bank for International Cooperation
2.25%, 11/4/2026	430,000	428,557
1.88%, 4/15/2031	65,000	57,508
Japan International Cooperation Agency
2.75%, 4/27/2027	65,000	64,344
3.38%, 6/12/2028	876,000	858,956
Oriental Republic of Uruguay
4.38%, 10/27/2027	7,333	7,318
5.25%, 9/10/2060	1,205,000	1,059,452
Province of Alberta
3.30%, 3/15/2028	1,256,000	1,235,337
4.50%, 6/26/2029	90,000	90,013
Province of British Columbia
4.90%, 4/24/2029	560,000	565,437
4.20%, 7/6/2033	849,000	817,998
4.75%, 6/12/2034	574,000	568,236
4.80%, 6/11/2035	50,000	49,400
Province of Ontario
3.10%, 5/19/2027	456,000	452,351
1.05%, 5/21/2027	47,000	45,947
3.70%, 9/17/2029	5,000	4,887
2.00%, 10/2/2029	347,000	322,171
4.70%, 1/15/2030	30,000	30,158
1.60%, 2/25/2031	560,000	492,858
Province of Quebec 2.75%, 4/12/2027	262,000	259,615
Republic of Chile
2.45%, 1/31/2031	798,000	718,310
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

4.95%, 1/5/2036	990,000	956,855
Republic of Indonesia
4.55%, 1/11/2028	900,000	901,062
5.65%, 1/11/2053	55,000	51,451
Republic of Panama
3.88%, 3/17/2028	200,000	196,602
4.30%, 4/29/2053	633,000	462,921
Republic of Peru 3.23%, 7/28/2121	4,000	2,097
Republic of Philippines
5.00%, 7/17/2033	493,000	485,133
4.75%, 3/5/2035	970,000	921,891
2.95%, 5/5/2045	5,000	3,260
2.65%, 12/10/2045	242,000	148,216
Republic of Poland
4.63%, 4/14/2031	110,000	108,977
5.75%, 11/16/2032	18,000	18,556
5.13%, 9/18/2034	320,000	314,649
5.38%, 2/12/2035	193,000	191,653
5.38%, 4/14/2036	320,000	314,961
State of Israel Government Bond
5.38%, 3/12/2029	453,000	457,005
3.38%, 1/15/2050	3,000	1,928
Svensk Exportkredit AB
2.25%, 3/22/2027	214,000	211,732
4.13%, 6/14/2028	609,000	605,963
United Mexican States
5.00%, 5/7/2029	200,000	200,325
3.25%, 4/16/2030	723,000	677,642
2.66%, 5/24/2031	598,000	526,502
6.35%, 2/9/2035	500,000	505,005
6.05%, 1/11/2040	96,000	90,871
4.28%, 8/14/2041	452,000	345,925
4.60%, 1/23/2046	810,000	604,025
5.00%, 4/27/2051	300,000	227,657
6.34%, 5/4/2053	628,000	564,454
Total Foreign Government Securities (Cost $19,752,932)		19,443,240
Commercial Mortgage-Backed Securities — 1.3%
BANK
Series 2017-BNK4, Class ASB, 3.42%, 5/15/2050	593	591
Series 2019-BN16, Class A4, 4.01%, 2/15/2052	60,000	58,507
Series 2019-BN21, Class A5, 2.85%, 10/17/2052	60,000	56,156
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2019-BN23, Class A3, 2.92%, 12/15/2052	142,000	132,711
Series 2018-BN10, Class A5, 3.69%, 2/15/2061	20,000	19,691
Series 2019-BN19, Class A3, 3.18%, 8/15/2061	100,000	94,069
Series 2018-BN13, Class C, 4.57%, 8/15/2061 (c)	500,000	451,147
Series 2019-BN22, Class A4, 2.98%, 11/15/2062	260,000	243,804
Series 2020-BN26, Class A4, 2.40%, 3/15/2063	500,000	454,899
Series 2021-BN36, Class A5, 2.47%, 9/15/2064	500,000	439,920
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3, Class A4, 3.57%, 2/15/2050	20,000	19,920
BBCMS Mortgage Trust Series 2018-C2, Class A5, 4.31%, 12/15/2051	40,000	39,332
Benchmark Mortgage Trust
Series 2018-B1, Class A5, 3.67%, 1/15/2051 (c)	50,000	49,273
Series 2018-B2, Class B, 4.29%, 2/15/2051 (c)	20,000	16,879
Series 2018-B5, Class A4, 4.21%, 7/15/2051	110,000	108,195
Series 2018-B6, Class A2, 4.20%, 10/10/2051	24,029	23,848
Series 2018-B8, Class A5, 4.23%, 1/15/2052	40,000	39,116
Series 2021-B31, Class A5, 2.67%, 12/15/2054	600,000	527,976
Cantor Commercial Real Estate Lending Series 2019-CF2, Class AS, 3.12%, 11/15/2052	75,000	69,517
CD Mortgage Trust
Series 2017-CD6, Class ASB, 3.33%, 11/13/2050	3,751	3,726
Series 2017-CD6, Class AM, 3.71%, 11/13/2050 (c)	30,000	29,434
Series 2018-CD7, Class A3, 4.01%, 8/15/2051	380,580	374,585
CFCRE Commercial Mortgage Trust Series 2017-C8, Class A4, 3.57%, 6/15/2050	30,000	29,739
Citigroup Commercial Mortgage Trust Series 2015-GC29, Class C, 3.97%, 4/10/2048 (c)	40,000	36,164
Commercial Mortgage Trust Series 2014-UBS5, Class AM, 4.19%, 9/10/2047 (c)	12,282	12,235
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

DBGS Mortgage Trust Series 2018-C1, Class A4, 4.47%, 10/15/2051	20,000	19,750
DBJPM Mortgage Trust Series 2017-C6, Class A5, 3.33%, 6/10/2050	20,000	19,767
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K072, Class A2, 3.44%, 12/25/2027	372,612	367,606
Series K084, Class A2, 3.78%, 10/25/2028 (c)	500,000	490,874
Series K091, Class A2, 3.51%, 3/25/2029	1,000,000	972,491
Series K097, Class A2, 2.51%, 7/25/2029	1,863,000	1,754,420
Series K096, Class A2, 2.52%, 7/25/2029	295,000	278,328
Series K100, Class A2, 2.67%, 9/25/2029	44,000	41,494
Series K102, Class A2, 2.54%, 10/25/2029	400,000	375,527
Series K113, Class A2, 1.34%, 6/25/2030	700,000	620,830
Series K158, Class A1, 3.90%, 7/25/2030	790,088	777,159
Series K125, Class A2, 1.85%, 1/25/2031	10,000	8,869
Series K157, Class A2, 3.99%, 5/25/2033 (c)	250,000	243,080
Series K156, Class A3, 3.70%, 6/25/2033 (c)	91,000	84,823
FNMA ACES
Series 2017-M7, Class A2, 2.96%, 2/25/2027 (c)	219,504	218,003
Series 2017-M14, Class A2, 2.87%, 11/25/2027 (c)	6,716	6,580
Series 2018-M10, Class A2, 3.47%, 7/25/2028 (c)	35,411	34,746
Series 2018-M14, Class A2, 3.70%, 8/25/2028 (c)	404,632	396,869
Series 2019-M1, Class A2, 3.68%, 9/25/2028 (c)	59,505	58,369
Series 2019-M22, Class A2, 2.52%, 8/25/2029	512,612	483,943
GS Mortgage Securities Trust Series 2018-GS9, Class A4, 3.99%, 3/10/2051 (c)	200,000	197,413
JPMBB Commercial Mortgage Securities Trust Series 2013-C12, Class C, 3.94%, 7/15/2045 (c)	6,803	6,586
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	23

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class A5, 3.72%, 3/15/2050	600,000	597,757
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class B, 3.99%, 6/15/2049 (c)	20,000	17,972
Series 2017-C5, Class B, 4.01%, 3/15/2050 (c)	20,000	16,929
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class AS, 3.56%, 4/15/2048	40,000	38,310
Series 2016-C31, Class A5, 3.10%, 11/15/2049	278,288	277,424
Series 2016-C32, Class A4, 3.72%, 12/15/2049	295,000	294,152
Morgan Stanley Capital I Trust
Series 2016-UB12, Class A3, 3.34%, 12/15/2049	140,272	139,895
Series 2017-H1, Class C, 4.28%, 6/15/2050 (c)	25,000	23,863
Series 2019-L2, Class A4, 4.07%, 3/15/2052	50,000	48,483
Series 2019-L3, Class A4, 3.13%, 11/15/2052	100,000	94,098
UBS Commercial Mortgage Trust
Series 2017-C2, Class A4, 3.49%, 8/15/2050	700,000	692,167
Series 2017-C4, Class ASB, 3.37%, 10/15/2050	2,591	2,584
Series 2017-C5, Class AS, 3.78%, 11/15/2050 (c)	70,000	68,268
Series 2017-C7, Class AS, 4.06%, 12/15/2050 (c)	50,000	48,808
Wells Fargo Commercial Mortgage Trust
Series 2017-C38, Class A5, 3.45%, 7/15/2050	500,000	494,621
Series 2018-C45, Class A3, 3.92%, 6/15/2051	35,928	35,346
Series 2019-C53, Class A4, 3.04%, 10/15/2052	125,000	117,544
Series 2020-C55, Class A5, 2.73%, 2/15/2053	10,000	9,263
Total Commercial Mortgage-Backed Securities (Cost $14,272,640)		13,806,445
Supranational — 1.2%
African Development Bank (Supranational) 4.63%, 1/4/2027	86,000	86,153
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

African Export-Import Bank (The) (Supranational) 3.63%, 3/3/2031	50,000	48,200
Asian Development Bank (Supranational)
2.63%, 1/12/2027	25,000	24,869
4.13%, 1/12/2027	45,000	45,004
4.38%, 1/14/2028	50,000	50,023
1.25%, 6/9/2028	528,000	500,319
Asian Infrastructure Investment Bank (The) (Supranational) 4.00%, 1/18/2028	8,000	7,962
Corp. Andina de Fomento (Supranational) 6.00%, 4/26/2027	862,000	871,277
Council of Europe Development Bank (Supranational) 0.88%, 9/22/2026	55,000	54,907
European Investment Bank (Supranational)
2.38%, 5/24/2027	290,000	286,230
3.88%, 3/15/2028	35,000	34,754
3.75%, 5/15/2029	110,000	108,129
3.75%, 11/15/2029	742,000	726,758
3.63%, 7/15/2030	535,000	518,913
0.75%, 9/23/2030	605,000	522,264
4.38%, 10/10/2031	678,000	673,352
3.75%, 2/14/2033	471,000	448,905
Inter-American Development Bank (Supranational)
4.38%, 2/1/2027	455,000	455,412
2.25%, 6/18/2029	500,000	471,660
4.50%, 9/13/2033	100,000	99,144
Inter-American Investment Corp. (Supranational) 4.13%, 2/15/2028	1,399,000	1,393,303
International Bank for Reconstruction & Development (Supranational)
1.38%, 4/20/2028	537,000	511,997
1.13%, 9/13/2028	2,330,000	2,184,455
3.88%, 10/16/2029	120,000	118,051
1.75%, 10/23/2029	241,000	222,179
3.88%, 2/14/2030	931,000	913,831
0.88%, 5/14/2030	189,000	166,061
1.25%, 2/10/2031	295,000	256,746
1.63%, 11/3/2031	716,000	620,658
3.88%, 8/28/2034	2,000	1,892
Total Supranational (Cost $12,549,738)		12,423,408
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Government Agency Securities — 0.6%
FFCB Funding Corp.
3.97%, 11/28/2028	200,000	197,080
5.54%, 9/18/2045	120,000	113,592
FHLB 3.25%, 11/16/2028	310,000	302,989
FHLMC
4.30%, 5/11/2028	100,000	99,498
6.75%, 9/15/2029	240,000	255,801
4.36%, 12/14/2029 (g)	1,494,000	1,290,915
6.75%, 3/15/2031	400,000	435,871
6.25%, 7/15/2032	110,000	119,311
FNMA
0.75%, 10/8/2027	150,000	144,374
6.25%, 5/15/2029	309,000	323,277
0.88%, 8/5/2030	570,000	496,499
6.63%, 11/15/2030	350,000	377,861
Israel Government AID Bond (Israel) 5.50%, 9/18/2033	6,000	6,240
Tennessee Valley Authority
4.70%, 7/15/2033	1,315,000	1,310,500
4.88%, 5/15/2035	420,000	420,295
Total U.S. Government Agency Securities (Cost $6,073,292)		5,894,103
Asset-Backed Securities — 0.4%
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	61,820	59,861
Series 2026-1, Class A, 5.25%, 11/10/2038	110,000	107,074
American Express Credit Account Master Trust Series 2023-3, Class A, 5.23%, 9/15/2028	1,150,000	1,150,623
Avis Budget Rental Car Funding AESOP LLC Series 2022-4A, Class A, 4.77%, 2/20/2029 (d)	1,100,000	1,100,071
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7, 3.96%, 10/13/2030	100,000	98,703
Federal Express Corp. Pass-Through Trust Series 2020-1, Class AA, 1.88%, 2/20/2034	6,792	5,755
Porsche Innovative Lease Owner Trust Series 2025-1A, Class A4, 4.69%, 11/20/2030 (d)	650,000	651,137
SBNA Auto Lease Trust Series 2025-A, Class A4, 4.87%, 7/20/2029 (d)	670,000	671,794
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United Airlines Pass-Through Trust
Series 2018-1, Class AA, 3.50%, 3/1/2030	4,967	4,769
Series 2024-1, Class A, 5.88%, 2/15/2037	319,889	319,898
Total Asset-Backed Securities (Cost $4,207,265)		4,169,685
Municipal Bonds — 0.3% (h)
California — 0.2%
California State University, Systemwide Series 2021B, Rev., 2.72%, 11/1/2052	930,000	585,355
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2021B, Rev., 3.29%, 6/1/2042	455,000	338,249
State of California, Various Purpose, GO, 7.55%, 4/1/2039	1,400,000	1,613,522
Total California		2,537,126
Illinois — 0.0% ^
Chicago O'Hare International Airport, General Airport, Senior Lien Series 2018C, Rev., 4.47%, 1/1/2049	15,000	12,413
Sales Tax Securitization Corp. Series 2019A, Rev., 4.64%, 1/1/2040	50,000	47,098
State of Illinois Series 2003, GO, 5.10%, 6/1/2033	23,922	23,886
Total Illinois		83,397
New Jersey — 0.0% ^
New Jersey Economic Development Authority, Pension Funding Series 1997A, Rev., NATL - RE, 7.43%, 2/15/2029	26,000	26,743
Texas — 0.0% ^
Permanent University Fund - Texas A&M University System Series 2017B, Rev., 3.66%, 7/1/2047	325,000	257,940
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Mobility Partners LLC Series 2019B, Rev., 3.92%, 12/31/2049	120,000	92,370
Total Texas		350,310
Virginia — 0.1%
University of Virginia Series 2020, Rev., 2.26%, 9/1/2050	880,000	493,594
Total Municipal Bonds (Cost $4,199,533)		3,491,170
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	25

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 3.6%
Investment Companies — 3.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (i) (j) (Cost $36,744,522)	36,744,522	36,744,522
Total Investments — 102.6% (Cost $1,102,541,754)		1,060,809,219
Liabilities in Excess of Other Assets — (2.6)%		(27,276,437)
NET ASSETS — 100.0%		1,033,532,782

Percentages indicated are based on net assets.

Abbreviations
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
REIT	Real Estate Investment Trust
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2026.
(b)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2026 is $1,165,835 or 0.11% of the
Fund’s net assets as of August 31, 2026.

(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2026.

(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2026.

(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	The rate shown is the effective yield as of August 31, 2026.
(h)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of August 31, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Exchange-Traded Funds	August 31, 2026

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 99.3%
U.S. Treasury Notes
3.38%, 9/15/2027	765,000	758,555
0.38%, 9/30/2027	374,000	358,893
3.50%, 9/30/2027	884,000	877,156
4.13%, 9/30/2027	568,000	567,290
3.88%, 10/15/2027	744,000	740,890
0.50%, 10/31/2027	419,000	401,258
3.50%, 10/31/2027	646,000	640,347
4.13%, 10/31/2027	562,000	561,056
2.25%, 11/15/2027	483,000	471,585
4.13%, 11/15/2027	643,000	641,794
0.63%, 11/30/2027	535,000	511,468
3.38%, 11/30/2027	643,000	635,917
3.88%, 11/30/2027	576,000	573,143
4.00%, 12/15/2027	643,000	640,689
0.63%, 12/31/2027	561,000	534,572
3.38%, 12/31/2027	642,000	634,376
3.88%, 12/31/2027	602,000	598,708
4.25%, 1/15/2028	643,000	642,473
0.75%, 1/31/2028	783,000	745,196
3.50%, 1/31/2028	1,122,000	1,109,684
2.75%, 2/15/2028	671,000	656,401
4.25%, 2/15/2028	643,000	642,422
1.13%, 2/29/2028	788,000	751,894
3.38%, 2/29/2028	635,000	626,517
4.00%, 2/29/2028	592,000	589,318
3.88%, 3/15/2028	593,000	589,132
1.25%, 3/31/2028	708,000	675,117
3.63%, 3/31/2028	458,000	453,134
3.88%, 3/31/2028	613,000	608,834
3.75%, 4/15/2028	561,000	555,938
1.25%, 4/30/2028	789,000	750,351
3.50%, 4/30/2028	497,000	490,419
3.75%, 4/30/2028	612,000	606,358
2.88%, 5/15/2028	601,000	586,750
3.75%, 5/15/2028	553,000	547,729
1.25%, 5/31/2028	711,000	674,450
3.63%, 5/31/2028	457,000	451,537
4.00%, 5/31/2028	723,000	718,961
3.88%, 6/15/2028	495,000	491,055
1.25%, 6/30/2028	755,000	714,330
4.00%, 6/30/2028	602,000	598,449
4.13%, 6/30/2028	610,000	607,712
3.88%, 7/15/2028	532,000	527,532
1.00%, 7/31/2028	789,000	740,982
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

4.13%, 7/31/2028	442,000	440,239
4.25%, 7/31/2028	609,000	607,929
2.88%, 8/15/2028	789,000	767,395
3.63%, 8/15/2028	527,000	519,918
1.13%, 8/31/2028	729,000	684,491
4.13%, 8/31/2028	604,000	601,523
4.38%, 8/31/2028	366,000	366,214
3.38%, 9/15/2028	492,000	482,679
1.25%, 9/30/2028	788,000	739,797
4.63%, 9/30/2028	442,000	444,314
3.50%, 10/15/2028	523,000	513,929
1.38%, 10/31/2028	757,000	710,752
4.88%, 10/31/2028	462,000	466,800
3.13%, 11/15/2028	566,000	551,319
3.50%, 11/15/2028	522,000	512,539
1.50%, 11/30/2028	756,000	709,990
4.38%, 11/30/2028	705,000	705,055
3.50%, 12/15/2028	687,000	674,038
1.38%, 12/31/2028	750,000	700,576
3.75%, 12/31/2028	764,000	753,465
3.50%, 1/15/2029	521,000	510,743
1.75%, 1/31/2029	682,000	641,213
4.00%, 1/31/2029	555,000	550,122
2.63%, 2/15/2029	716,000	686,885
3.50%, 2/15/2029	492,000	481,910
1.88%, 2/28/2029	669,000	629,696
4.25%, 2/28/2029	825,000	822,551
3.50%, 3/15/2029	492,000	481,699
2.38%, 3/31/2029	368,000	350,046
4.13%, 3/31/2029	713,000	708,488
3.88%, 4/15/2029	492,000	485,735
2.88%, 4/30/2029	325,000	312,686
4.63%, 4/30/2029	891,000	896,151
2.38%, 5/15/2029	674,000	639,615
3.88%, 5/15/2029	634,000	625,679
2.75%, 5/31/2029	574,000	549,740
4.50%, 5/31/2029	611,000	612,527
4.13%, 6/15/2029	490,000	486,440
3.25%, 6/30/2029	510,000	494,461
4.25%, 6/30/2029	700,000	697,102
4.13%, 7/15/2029	490,000	486,287
2.63%, 7/31/2029	532,000	506,314
4.00%, 7/31/2029	700,000	692,180
1.63%, 8/15/2029	638,000	589,577
4.25%, 8/15/2029	486,000	483,950
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	27

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
3.13%, 8/31/2029	505,000	486,930
3.63%, 8/31/2029	612,000	598,517
Total U.S. Treasury Obligations (Cost $55,188,035)		54,760,578
	SHARES
Short-Term Investments — 0.3%
Investment Companies — 0.3%
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (a) (b) (Cost $191,095)	191,071	191,090
Total Investments — 99.6% (Cost $55,379,130)		54,951,668
Other Assets in Excess of Liabilities — 0.4%		198,347
NET ASSETS — 100.0%		55,150,015

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Exchange-Traded Funds	August 31, 2026

JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 99.1%
U.S. Treasury Bonds
2.88%, 11/15/2046	219,000	153,634
3.00%, 2/15/2047	430,000	307,450
3.00%, 5/15/2047	358,000	255,201
2.75%, 8/15/2047	640,000	434,300
2.75%, 11/15/2047	688,000	465,314
3.00%, 2/15/2048	723,000	510,647
3.13%, 5/15/2048	772,000	556,353
3.00%, 8/15/2048	950,000	667,227
3.38%, 11/15/2048	932,000	699,000
3.00%, 2/15/2049	1,004,000	701,427
2.88%, 5/15/2049	889,000	604,763
2.25%, 8/15/2049	925,000	549,869
2.38%, 11/15/2049	791,000	481,583
2.00%, 2/15/2050	1,111,000	617,994
1.25%, 5/15/2050	1,319,000	597,981
1.38%, 8/15/2050	1,486,000	693,486
1.63%, 11/15/2050	1,431,000	712,314
1.88%, 2/15/2051	1,524,000	807,065
2.38%, 5/15/2051	1,463,000	872,599
2.00%, 8/15/2051	1,511,000	819,186
1.88%, 11/15/2051	1,380,000	721,589
2.25%, 2/15/2052	1,333,000	764,236
2.88%, 5/15/2052	1,190,000	785,400
3.00%, 8/15/2052	1,174,000	793,872
4.00%, 11/15/2052	1,165,000	952,205
3.63%, 2/15/2053	1,155,000	881,635
3.63%, 5/15/2053	1,238,000	944,168
4.13%, 8/15/2053	1,349,000	1,125,361
4.75%, 11/15/2053	1,420,000	1,312,612
4.25%, 2/15/2054	1,420,000	1,209,163
4.63%, 5/15/2054	1,423,000	1,289,927
4.25%, 8/15/2054	1,452,000	1,236,412
4.50%, 11/15/2054	1,487,000	1,320,526
4.63%, 2/15/2055	1,486,000	1,346,862
4.75%, 5/15/2055	1,454,000	1,344,666
4.75%, 8/15/2055	1,468,000	1,357,957
4.63%, 11/15/2055	1,486,000	1,347,152
4.75%, 2/15/2056	1,409,000	1,304,646
5.00%, 5/15/2056	1,416,000	1,364,670
5.13%, 8/15/2056	492,000	483,621
Total U.S. Treasury Obligations (Cost $35,048,694)		33,394,073
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 1.1%
Investment Companies — 1.1%
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (a) (b) (Cost $382,015)	381,940	381,979
Total Investments — 100.2% (Cost $35,430,709)		33,776,052
Liabilities in Excess of Other Assets — (0.2)%		(71,338)
NET ASSETS — 100.0%		33,704,714

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	29

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 99.2%
U.S. Treasury Notes
3.50%, 9/30/2029	1,005,000	978,658
3.88%, 9/30/2029	713,000	701,943
4.00%, 10/31/2029	81,000	79,984
4.13%, 10/31/2029	983,000	974,207
1.75%, 11/15/2029	448,000	412,632
4.13%, 11/30/2029	218,000	215,990
3.88%, 12/31/2029	267,000	262,359
4.38%, 12/31/2029	231,000	230,585
4.25%, 1/31/2030	225,000	223,611
1.50%, 2/15/2030	490,000	444,350
4.00%, 2/28/2030	638,000	629,003
3.63%, 3/31/2030	530,000	515,611
4.00%, 3/31/2030	693,000	682,849
3.50%, 4/30/2030	268,000	259,457
3.88%, 4/30/2030	226,000	221,648
0.63%, 5/15/2030	1,040,000	905,247
3.75%, 5/31/2030	677,000	660,577
4.00%, 5/31/2030	926,000	911,567
3.75%, 6/30/2030	184,000	179,407
3.88%, 6/30/2030	1,011,000	990,346
3.88%, 7/31/2030	525,000	514,028
4.00%, 7/31/2030	695,000	683,489
0.63%, 8/15/2030	1,311,000	1,130,123
3.63%, 8/31/2030	204,000	197,745
4.13%, 8/31/2030	522,000	515,455
3.63%, 9/30/2030	380,000	368,125
4.63%, 9/30/2030	530,000	533,043
3.63%, 10/31/2030	210,000	203,265
4.88%, 10/31/2030	710,000	720,678
0.88%, 11/15/2030	1,151,000	993,412
3.50%, 11/30/2030	226,000	217,499
4.38%, 11/30/2030	727,000	724,047
3.63%, 12/31/2030	206,000	199,104
3.75%, 12/31/2030	706,000	685,702
3.75%, 1/31/2031	210,000	203,856
4.00%, 1/31/2031	744,000	729,498
1.13%, 2/15/2031	1,273,000	1,103,035
3.50%, 2/28/2031	482,000	462,946
3.88%, 3/31/2031	206,000	200,818
3.88%, 4/30/2031	205,000	199,755
4.63%, 4/30/2031	770,000	774,121
1.63%, 5/15/2031	1,127,000	991,056
4.13%, 5/31/2031	193,000	189,962
4.63%, 5/31/2031	127,000	127,655
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

4.13%, 6/30/2031	193,000	189,909
4.25%, 6/30/2031	783,000	774,467
4.13%, 7/31/2031	783,000	769,817
4.38%, 7/31/2031	192,000	190,935
1.25%, 8/15/2031	1,439,000	1,232,369
3.75%, 8/31/2031	798,000	771,036
4.38%, 8/31/2031	196,000	194,943
3.63%, 9/30/2031	792,000	760,320
4.13%, 10/31/2031	786,000	771,907
1.38%, 11/15/2031	1,428,000	1,220,884
4.38%, 1/31/2032	777,000	771,051
1.88%, 2/15/2032	1,363,000	1,188,845
2.88%, 5/15/2032	1,301,000	1,192,092
4.00%, 6/30/2032	527,000	512,199
4.00%, 7/31/2032	195,000	189,386
2.75%, 8/15/2032	1,269,000	1,149,883
3.88%, 8/31/2032	667,000	643,134
3.75%, 10/31/2032	419,000	400,554
4.13%, 11/15/2032	896,000	874,265
4.00%, 1/31/2033	31,000	29,992
3.50%, 2/15/2033	1,264,000	1,187,271
3.75%, 2/28/2033	189,000	180,192
4.25%, 3/31/2033	183,000	179,462
3.38%, 5/15/2033	1,098,000	1,020,625
3.88%, 8/15/2033	1,328,000	1,269,485
4.50%, 11/15/2033	1,302,000	1,291,777
4.00%, 2/15/2034	1,081,000	1,037,422
4.38%, 5/15/2034	1,428,000	1,402,341
3.88%, 8/15/2034	1,433,000	1,357,544
4.25%, 11/15/2034	1,311,000	1,272,489
4.63%, 2/15/2035	1,412,000	1,405,216
4.25%, 5/15/2035	1,435,000	1,388,643
4.25%, 8/15/2035	1,426,000	1,377,928
4.00%, 11/15/2035	637,000	602,711
4.13%, 2/15/2036	644,000	614,316
4.38%, 5/15/2036	624,000	606,255
4.63%, 8/15/2036	456,000	451,582
Total U.S. Treasury Obligations (Cost $54,588,369)		53,621,695
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.7%
Investment Companies — 0.7%
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (a) (b) (Cost $377,276)	377,221	377,259
Total Investments — 99.9% (Cost $54,965,645)		53,998,954
Other Assets in Excess of Liabilities — 0.1%		40,791
NET ASSETS — 100.0%		54,039,745

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	31

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 97.8%
Aerospace & Defense — 2.1%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	299,000	305,577
ATI, Inc.
4.88%, 10/1/2029	90,000	89,081
7.25%, 8/15/2030	374,000	387,816
5.13%, 10/1/2031	113,000	111,039
Axon Enterprise, Inc.
6.13%, 3/15/2030 (a)	205,000	208,339
6.25%, 3/15/2033 (a)	520,000	529,102
Bombardier, Inc. (Canada)
8.75%, 11/15/2030 (a)	361,000	380,219
7.25%, 7/1/2031 (a)	215,000	224,740
7.00%, 6/1/2032 (a)	75,000	77,510
6.75%, 6/15/2033 (a)	360,000	371,708
7.45%, 5/1/2034 (a)	642,000	703,921
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	144,000	141,668
4.13%, 4/15/2029 (a)	189,000	183,058
Carpenter Technology Corp. 5.63%, 3/1/2034 (a)	295,000	290,589
Efesto Bidco SpA Efesto US LLC (Italy) Series XR, 7.50%, 2/15/2032 (a)	297,000	301,675
Goat Holdco LLC 6.75%, 2/1/2032 (a)	329,000	335,579
Moog, Inc. 5.50%, 10/15/2034 (a)	207,000	201,808
TransDigm, Inc.
6.75%, 8/15/2028 (a)	652,000	656,142
4.63%, 1/15/2029	708,000	695,187
6.38%, 3/1/2029 (a)	129,000	130,911
4.88%, 5/1/2029	678,000	667,886
6.88%, 12/15/2030 (a)	1,317,000	1,350,092
7.13%, 12/1/2031 (a)	348,000	359,636
6.63%, 3/1/2032 (a)	952,000	972,203
6.00%, 1/15/2033 (a)	1,226,000	1,227,785
6.38%, 5/31/2033 (a)	1,756,000	1,760,773
6.25%, 1/31/2034 (a)	208,000	210,315
6.75%, 1/31/2034 (a)	119,000	120,892
6.13%, 7/31/2034 (a)	240,000	237,234
		13,232,485
Air Freight & Logistics — 0.1%
Rand Parent LLC 8.50%, 2/15/2030 (a)	343,000	353,760
Stonepeak Nile Parent LLC 7.25%, 3/15/2032 (a)	477,000	490,623
		844,383
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Automobile Components — 2.2%
Adient Global Holdings Ltd.
8.25%, 4/15/2031 (a)	136,000	141,458
7.50%, 2/15/2033 (a)	115,000	119,219
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	100,000	99,748
5.88%, 6/1/2029 (a)	584,000	586,389
3.75%, 1/30/2031 (a)	27,000	25,170
5.88%, 12/1/2033 (a)	275,000	273,069
American Axle & Manufacturing, Inc.
5.00%, 10/1/2029	26,000	25,391
6.38%, 10/15/2032 (a)	778,000	778,835
7.75%, 10/15/2033 (a)	326,000	327,535
Aptiv Swiss Holdings Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.39%), 6.88%, 12/15/2054 (b)	244,000	246,072
Clarios Global LP
6.75%, 5/15/2028 (a)	804,000	815,540
6.75%, 2/15/2030 (a)	376,000	386,633
6.75%, 9/15/2032 (a)	171,000	174,199
Cooper-Standard Automotive, Inc. 9.25%, 3/1/2031 (a)	450,000	455,285
Cyprium Corp. 6.38%, 4/15/2034 (a)	650,000	642,133
Dexko Global, Inc. 7.50%, 4/15/2032 (a)	294,490	245,956
Dorman Products, Inc. 6.25%, 6/15/2034 (a)	189,000	190,830
Forvia SE (France) 8.00%, 6/15/2030 (a)	495,000	519,328
Garrett Motion Holdings, Inc. 7.75%, 5/31/2032 (a)	339,000	352,483
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	557,000	532,111
5.25%, 7/15/2031	339,000	301,777
5.63%, 4/30/2033	877,000	761,887
Icahn Enterprises LP
5.25%, 5/15/2027	406,000	403,076
9.75%, 1/15/2029	145,000	138,783
10.00%, 11/15/2029 (a)	223,000	216,087
9.00%, 6/15/2030	613,000	567,003
IHO Verwaltungs GmbH (Germany)
7.75% (Cash), 11/15/2030 (a) (c)	258,000	267,575
8.00% (Cash), 11/15/2032 (a) (c)	310,000	327,666
JB Poindexter & Co., Inc. 8.75%, 12/15/2031 (a)	343,000	354,063
Patrick Industries, Inc.
4.75%, 5/1/2029 (a)	318,000	312,655
6.38%, 11/1/2032 (a)	57,000	56,914
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Automobile Components — continued
Phinia, Inc.
6.75%, 4/15/2029 (a)	225,000	229,663
6.63%, 10/15/2032 (a)	180,000	182,885
Realtruck Group, Inc. 6.25%, 7/31/2031 (a)	233,250	39,652
Tenneco, Inc. 8.00%, 11/17/2028 (a)	823,000	825,877
ZF North America Capital, Inc. (Germany)
6.88%, 4/14/2028 (a)	529,000	537,912
6.75%, 4/23/2030 (a)	152,000	153,204
7.50%, 3/24/2031 (a)	150,000	153,828
6.88%, 4/23/2032 (a)	797,000	798,678
		13,566,569
Automobiles — 1.0%
Aston Martin Capital Holdings Ltd. (Jersey) 10.00%, 3/31/2029 (a)	491,000	287,235
Jaguar Land Rover Automotive plc (United Kingdom) 5.88%, 1/15/2028 (a)	304,000	303,622
Nissan Motor Acceptance Co. LLC
1.85%, 9/16/2026 (a)	86,000	85,858
2.75%, 3/9/2028 (a)	101,000	96,548
2.45%, 9/15/2028 (a)	81,000	75,666
7.05%, 9/15/2028 (a)	79,000	80,677
5.63%, 9/29/2028 (a)	17,000	16,966
5.55%, 9/13/2029 (a)	46,000	44,793
6.13%, 9/30/2030 (a)	1,151,000	1,132,538
Nissan Motor Co. Ltd. (Japan)
4.35%, 9/17/2027 (a)	1,698,000	1,678,536
4.81%, 9/17/2030 (a)	1,019,000	949,372
8.13%, 7/17/2035 (a)	947,000	1,005,866
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	282,000	219,608
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	225,000	214,610
		6,191,895
Banks — 0.0% ^
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	161,000	161,201
Beverages — 0.1%
Primo Water Holdings, Inc.
6.25%, 4/1/2029 (a)	480,000	481,706
4.38%, 4/30/2029 (a)	140,000	137,047
		618,753
Biotechnology — 0.4%
BioMarin Pharmaceutical, Inc. 5.50%, 2/15/2034 (a)	597,000	583,485
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Biotechnology — continued
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	183,000	167,953
Genmab A/S (Denmark)
6.25%, 12/15/2032 (a)	1,044,000	1,059,435
7.25%, 12/15/2033 (a)	233,000	242,754
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	301,000	296,651
		2,350,278
Broadline Retail — 1.1%
Angi Group LLC 3.88%, 8/15/2028 (a)	171,000	134,631
Family Dollar Stores LLC 10.00%, 7/31/2031 (a)	91,000	91,273
Getty Images, Inc. 11.25%, 2/21/2030 (a)	314,000	230,765
GrubHub Holdings, Inc. 13.00% (Blend (Cash 7.00% + PIK 6.00%)), 7/31/2030 (a) (c)	200,000	167,207
Kohl's Corp.
10.00%, 6/1/2030 (a)	179,000	193,098
5.55%, 7/17/2045	350,000	238,630
Macy's Retail Holdings LLC
6.13%, 3/15/2032 (a)	316,000	316,300
4.50%, 12/15/2034	199,000	176,847
5.13%, 1/15/2042	220,000	178,327
Match Group Holdings II LLC
5.00%, 12/15/2027 (a)	158,000	157,690
4.63%, 6/1/2028 (a)	455,000	449,346
5.63%, 2/15/2029 (a)	178,000	177,779
3.63%, 10/1/2031 (a)	461,000	415,509
6.13%, 9/15/2033 (a)	28,000	27,573
Nordstrom, Inc.
4.00%, 3/15/2027	108,000	106,475
6.95%, 3/15/2028	36,000	36,626
4.38%, 4/1/2030	151,000	143,676
4.25%, 8/1/2031	348,000	321,782
5.00%, 1/15/2044	268,000	191,405
Photo Holdings LLC 12.00%, 7/1/2031 (a)	340,000	350,007
Rakuten Group, Inc. (Japan)
9.75%, 4/15/2029 (a)	1,278,000	1,393,033
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.96%), 6.25%, 4/22/2031 (a) (b) (d) (e)	230,000	218,512
Wayfair LLC
7.25%, 10/31/2029 (a)	857,000	885,222
6.75%, 11/15/2032 (a)	193,000	198,577
7.13%, 5/31/2034 (a)	49,000	50,824
		6,851,114
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	33

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Building Products — 2.0%
ACProducts Holdings, Inc. 6.38% (Blend (Cash 4.78% + PIK 1.60%)), 5/15/2032 (a) (c)	166,000	57,321
Advanced Drainage Systems, Inc.
6.38%, 6/15/2030 (a)	71,000	71,552
5.38%, 3/1/2034 (a)	349,000	338,688
Ameritex Holdco Intermediate LLC 7.63%, 8/15/2033 (a)	342,000	350,320
Builders FirstSource, Inc.
5.00%, 3/1/2030 (a)	372,000	362,657
4.25%, 2/1/2032 (a)	428,000	393,397
6.38%, 6/15/2032 (a)	847,000	850,955
6.38%, 3/1/2034 (a)	161,000	159,390
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a)	124,000	64,480
Cornerstone Building Brands, Inc. 9.50%, 8/15/2029 (a)	374,000	191,342
CP Atlas Buyer, Inc.
9.75%, 7/15/2030 (a)	36,000	31,636
12.75% (Blend (Cash 7.00% + PIK 5.75%)), 1/15/2031 (a) (c) (f)	424,696	277,264
EMRLD Borrower LP
6.63%, 12/15/2030 (a)	993,000	1,012,694
6.75%, 7/15/2031 (a)	386,000	397,834
Griffon Corp.
5.75%, 3/1/2028	411,000	411,379
6.25%, 10/1/2034 (a)	30,000	30,098
JELD-WEN Holding, Inc. 7.00%, 9/1/2032 (a)	325,000	221,211
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	49,000	43,511
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	291,000	290,873
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	357,000	353,875
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	157,000	147,943
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	275,000	273,693
Oscar AcquisitionCo LLC 9.50%, 4/15/2030 (a)	137,000	70,555
Quikrete Holdings, Inc.
6.38%, 3/1/2032 (a)	2,269,000	2,297,272
6.75%, 3/1/2033 (a)	34,000	34,539
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	913,000	956,923
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	553,000	551,012
4.38%, 7/15/2030 (a)	1,131,000	1,075,193
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Building Products — continued
3.38%, 1/15/2031 (a)	1,136,000	1,024,838
Wilsonart LLC 11.00%, 8/15/2032 (a)	208,000	156,845
		12,499,290
Capital Markets — 1.1%
Aretec Group, Inc.
7.50%, 4/1/2029 (a)	325,000	324,026
10.00%, 8/15/2030 (a)	132,000	139,012
BlackRock TCP Capital Corp. 6.95%, 5/30/2029	151,000	150,791
Coinbase Global, Inc.
3.38%, 10/1/2028 (a)	137,000	130,722
3.63%, 10/1/2031 (a)	624,000	551,095
Compass Group Diversified Holdings LLC
5.25%, 4/15/2029 (a)	509,007	486,112
5.00%, 1/15/2032 (a)	77,000	70,948
Dresdner Funding Trust I 8.15%, 6/30/2031 (a)	465,000	496,466
First Eagle Holdings, Inc. 7.25%, 8/15/2032 (a)	235,000	239,659
Focus Financial Partners LLC 6.75%, 9/15/2031 (a)	672,000	668,492
FS KKR Capital Corp.
3.25%, 7/15/2027	163,000	159,005
3.13%, 10/12/2028	971,000	918,222
7.88%, 1/15/2029	370,000	380,842
6.88%, 8/15/2029	146,000	147,275
6.13%, 1/15/2030	36,000	35,305
6.13%, 1/15/2031	84,000	81,636
7.50%, 8/1/2031	45,000	45,827
Hightower Holding LLC
6.75%, 4/15/2029 (a)	143,000	141,570
9.13%, 1/31/2030 (a)	143,000	147,501
Osaic Holdings, Inc.
6.75%, 8/1/2032 (a)	225,000	226,356
8.00%, 8/1/2033 (a)	509,000	521,266
Stonex Escrow Issuer LLC 6.88%, 7/15/2032 (a)	178,000	180,974
StoneX Group, Inc. 7.88%, 3/1/2031 (a)	324,000	336,956
VFH Parent LLC 7.50%, 6/15/2031 (a)	202,000	209,072
		6,789,130
Chemicals — 3.3%
Ashland, Inc.
3.38%, 9/1/2031 (a)	214,000	197,615
6.88%, 5/15/2043	92,000	93,907
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
Avient Corp.
7.13%, 8/1/2030 (a)	371,000	377,109
6.25%, 11/1/2031 (a)	201,000	203,833
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	150,000	155,088
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	355,000	354,649
Bond US Bidco 1, Inc. 7.13%, 6/15/2033 (a)	613,000	623,027
Celanese US Holdings LLC
7.33%, 7/15/2029 (g)	488,000	509,053
6.50%, 4/15/2030	145,000	147,752
7.55%, 11/15/2030 (g)	739,000	782,245
7.38%, 7/15/2032 (g)	1,180,000	1,235,815
7.70%, 11/15/2033 (g)	761,000	812,584
Cerdia Finanz GmbH (Germany) 9.38%, 10/3/2031 (a)	371,000	336,682
Chemours Co. (The)
5.75%, 11/15/2028 (a)	724,000	719,459
8.00%, 1/15/2033 (a)	326,000	321,776
Consolidated Energy Finance SA (Switzerland) 12.00%, 2/15/2031 (a)	672,000	715,693
CVR Partners LP 6.13%, 6/15/2028 (a)	325,000	325,387
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	323,000	315,471
FMC Corp.
5.65%, 5/18/2033	499,000	457,789
4.50%, 10/1/2049	101,000	66,500
6.38%, 5/18/2053	58,000	45,899
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.37%), 8.45%, 11/1/2055 (b)	463,000	341,209
HB Fuller Co. 4.25%, 10/15/2028	119,000	116,630
Herens Holdco SARL (Luxembourg) 4.75%, 5/15/2028 (a)	273,000	240,141
Huntsman International LLC
2.95%, 6/15/2031	288,000	250,357
5.70%, 10/15/2034	353,000	328,053
INEOS Finance plc (Luxembourg) 7.50%, 4/15/2029 (a)	373,000	370,898
Ingevity Corp. 3.88%, 11/1/2028 (a)	260,000	251,220
Innophos Holdings, Inc. 11.50%, 6/15/2029 (a)	290,000	274,908
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	213,000	212,571
Mativ Holdings, Inc. 8.00%, 10/1/2029 (a)	161,000	164,944
Maxam Prill SARL (Luxembourg) 7.75%, 7/15/2030 (a)	230,000	237,730
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Chemicals — continued
Methanex Corp. (Canada)
5.13%, 10/15/2027	871,000	870,784
5.25%, 12/15/2029	38,000	37,799
5.65%, 12/1/2044	89,000	79,185
Minerals Technologies, Inc. 5.00%, 7/1/2028 (a)	165,000	163,430
NOVA Chemicals Corp. (Canada)
4.25%, 5/15/2029 (a)	100,000	97,290
7.00%, 12/1/2031 (a)	582,000	608,848
Nufarm Australia Ltd. (Australia) 5.00%, 1/27/2030 (a)	142,000	133,509
Olin Corp.
5.63%, 8/1/2029	290,000	288,766
5.00%, 2/1/2030	22,000	21,284
6.63%, 4/1/2033 (a)	437,000	428,780
Olympus Water US Holding Corp.
4.25%, 10/1/2028 (a)	200,000	194,830
6.25%, 10/1/2029 (a)	530,000	526,087
7.25%, 6/15/2031 (a)	291,000	295,780
6.75%, 8/1/2032 (a)	859,000	846,342
7.25%, 2/15/2033 (a)	220,000	220,258
Perimeter Holdings LLC 5.00%, 10/30/2029 (a)	536,000	523,884
Rain Carbon, Inc. 12.25%, 9/1/2029 (a)	190,000	201,938
SCIH Salt Holdings, Inc. 6.63%, 8/15/2031 (a)	626,000	632,391
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029	30,000	29,489
4.00%, 4/1/2031	107,000	99,668
4.38%, 2/1/2032	416,000	386,807
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (a)	415,000	407,492
Tronox, Inc.
4.63%, 3/15/2029 (a)	427,000	286,150
9.13%, 9/30/2030 (a)	227,000	227,433
WR Grace Holdings LLC
5.63%, 8/15/2029 (a)	166,000	157,910
7.38%, 3/1/2031 (a)	785,000	786,130
6.63%, 8/15/2032 (a)	65,000	62,625
7.00%, 8/1/2033 (a)	112,000	108,523
		20,309,406
Commercial Services & Supplies — 2.9%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	239,000	225,038
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	140,000	134,837
4.88%, 7/15/2032 (a)	919,000	865,843
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	35

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Commercial Services & Supplies — continued
5.88%, 10/15/2033 (a)	157,000	153,578
Allied Universal Holdco LLC
4.63%, 6/1/2028 (a)	624,000	614,854
6.00%, 6/1/2029 (a)	380,000	379,221
6.88%, 6/15/2030 (a)	127,000	129,964
7.88%, 2/15/2031 (a)	1,541,000	1,602,626
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	199,000	192,373
4.75%, 10/15/2029 (a)	139,000	136,010
5.75%, 6/1/2034 (a)	132,000	129,467
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	464,000	462,761
Brink's Co. (The)
4.63%, 10/15/2027 (a)	177,000	175,891
6.50%, 6/15/2029 (a)	258,000	262,079
6.75%, 6/15/2032 (a)	144,000	146,102
Cimpress plc (Ireland) 7.38%, 9/15/2032 (a)	253,000	255,812
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (a)	590,000	574,451
4.88%, 7/1/2029 (a)	139,000	130,776
Clean Harbors, Inc.
6.38%, 2/1/2031 (a)	319,000	322,909
5.75%, 10/15/2033 (a)	324,000	323,862
CompoSecure Holdings LLC 5.63%, 2/1/2033 (a)	381,000	369,094
CoreCivic, Inc. 8.25%, 4/15/2029	203,000	210,708
Deluxe Corp.
8.00%, 6/1/2029 (a)	345,000	348,503
8.13%, 9/15/2029 (a)	30,000	31,176
Garda World Security Corp. (Canada)
6.00%, 6/1/2029 (a)	187,000	184,746
6.50%, 1/15/2031 (a)	400,000	405,930
8.25%, 8/1/2032 (a)	611,000	624,719
8.38%, 11/15/2032 (a)	165,000	168,727
GEO Group, Inc. (The) 10.25%, 4/15/2031	527,000	567,008
GFL Environmental Holdings US, Inc.
5.63%, 7/1/2031 (a)	163,000	159,135
5.50%, 2/1/2034 (a)	547,000	512,557
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	733,000	718,013
4.75%, 6/15/2029 (a)	349,000	340,936
4.38%, 8/15/2029 (a)	204,000	197,052
6.75%, 1/15/2031 (a)	253,000	257,113
HNI Corp. 5.13%, 1/18/2029 (a)	147,000	145,815
Luna 1.5 SARL (Luxembourg) 12.00% (Cash), 7/1/2032 (a) (c)	224,451	238,270
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Commercial Services & Supplies — continued
Madison IAQ LLC
4.13%, 6/30/2028 (a)	143,000	140,846
5.88%, 6/30/2029 (a)	597,000	595,672
Multi-Color Corp. 8.50% (Blend (Cash 6.00% + PIK 2.50%)), 5/11/2033 (a) (c)	500,912	433,524
OT Midco, Inc. 10.00%, 2/15/2030 (a)	200,000	60,000
Pitney Bowes, Inc. 7.25%, 3/15/2029 (a)	42,000	42,353
Prime Security Services Borrower LLC 3.38%, 8/31/2027 (a)	433,000	424,976
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	574,000	571,867
Reworld Holding Corp. 4.88%, 12/1/2029 (a)	355,000	342,258
RR Donnelley & Sons Co.
9.50%, 8/1/2029 (a)	388,000	404,229
10.88%, 8/1/2029 (a)	227,000	235,249
11.00% (Blend (Cash 5.50% + PIK 5.50%)), 6/1/2031 (a) (c)	403,000	380,363
Veritiv Operating Co. 10.50%, 11/30/2030 (a)	461,000	481,473
VM Consolidated, Inc. 5.50%, 4/15/2029 (a)	142,000	132,929
Waste Pro USA, Inc. 7.00%, 2/1/2033 (a)	359,000	366,504
Williams Scotsman, Inc.
4.63%, 8/15/2028 (a)	100,000	99,057
6.63%, 6/15/2029 (a)	24,000	24,426
7.38%, 10/1/2031 (a)	695,000	719,029
		18,152,711
Communications Equipment — 0.1%
Ciena Corp. 4.00%, 1/31/2030 (a)	179,000	170,030
Viasat, Inc.
5.63%, 4/15/2027 (a)	106,000	105,867
6.50%, 7/15/2028 (a)	128,000	127,753
7.50%, 5/30/2031 (a)	205,000	205,796
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	182,000	173,607
		783,053
Construction & Engineering — 0.7%
AECOM 6.00%, 8/1/2033 (a)	530,000	528,197
Arcosa, Inc.
4.38%, 4/15/2029 (a)	188,000	184,461
6.88%, 8/15/2032 (a)	247,000	255,796
Artera Services LLC 8.50%, 2/15/2031 (a)	243,000	208,187
ATP Tower Holdings (Chile) 7.88%, 2/3/2030 (a)	200,000	204,500
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	654,000	572,379
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Construction & Engineering — continued
Brundage-Bone Concrete Pumping Holdings, Inc. 7.50%, 2/1/2032 (a)	206,000	211,563
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	208,000	202,457
Fluor Corp. 4.25%, 9/15/2028	210,000	206,617
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (a)	264,000	263,831
7.50%, 4/15/2032 (a)	22,000	23,111
Granite Construction, Inc. 6.38%, 6/15/2034 (a)	57,000	57,429
HTA Group Ltd. (Tanzania, United Republic of) 7.50%, 6/4/2029 (a)	413,000	423,139
Tutor Perini Corp. 6.63%, 7/15/2033 (a)	394,000	397,381
Weekley Homes LLC
4.88%, 9/15/2028 (a)	356,000	350,517
6.75%, 1/15/2034 (a)	25,000	25,325
		4,114,890
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (a)	189,000	194,922
Consumer Finance — 2.4%
Ally Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.65%, 1/17/2040 (b)	433,000	424,376
Atlanticus Holdings Corp. 9.75%, 9/1/2030 (a)	174,000	177,305
Azorra Finance Ltd.
7.75%, 4/15/2030 (a)	323,000	335,303
7.25%, 1/15/2031 (a)	305,000	315,683
Bread Financial Holdings, Inc.
6.75%, 5/15/2031 (a)	245,000	250,222
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.30%), 8.38%, 6/15/2035 (a) (b)	191,000	199,191
Cobra AcquisitionCo LLC
6.38%, 11/1/2029 (a)	261,000	228,691
12.25%, 11/1/2029 (a)	54,000	54,998
Credit Acceptance Corp. 9.25%, 12/15/2028 (a)	440,000	455,219
Encore Capital Group, Inc.
8.50%, 5/15/2030 (a)	210,000	222,679
6.63%, 4/15/2031 (a)	200,000	200,829
6.63%, 6/1/2032 (a)	216,000	216,634
Enova International, Inc.
11.25%, 12/15/2028 (a)	276,000	288,585
9.13%, 8/1/2029 (a)	107,000	111,883
EZCORP, Inc. 7.38%, 4/1/2032 (a)	121,000	125,809
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Consumer Finance — continued
Figure Technology Solutions, Inc. 8.50%, 7/31/2031 (a)	274,000	277,237
FirstCash, Inc.
4.63%, 9/1/2028 (a)	471,000	462,780
5.63%, 1/1/2030 (a)	188,000	186,349
6.88%, 3/1/2032 (a)	78,000	79,535
6.13%, 5/1/2034 (a)	238,000	235,386
GGAM Finance Ltd. (Ireland)
6.88%, 4/15/2029 (a)	158,000	160,569
5.88%, 3/15/2030 (a)	137,000	137,552
Global Aircraft Leasing Co. Ltd. (Cayman Islands) 8.75%, 9/1/2027 (a)	343,000	348,766
goeasy Ltd. (Canada)
7.63%, 7/1/2029 (a)	192,000	183,813
6.88%, 5/15/2030 (a)	230,000	208,992
7.38%, 10/1/2030 (a)	549,000	509,230
6.88%, 2/15/2031 (a)	136,000	121,552
LFS Topco LLC 8.75%, 7/15/2030 (a)	325,000	325,805
Navient Corp.
4.88%, 3/15/2028	540,000	533,689
9.38%, 10/15/2031	196,000	201,078
5.63%, 8/1/2033	947,000	819,561
OneMain Finance Corp.
6.63%, 1/15/2028	25,000	25,242
3.88%, 9/15/2028	144,000	139,556
6.63%, 5/15/2029	145,000	147,100
5.38%, 11/15/2029	881,000	868,433
7.88%, 3/15/2030	862,000	893,769
4.00%, 9/15/2030	792,000	731,128
7.50%, 5/15/2031	40,000	41,080
7.13%, 11/15/2031	371,000	376,479
6.75%, 3/15/2032	70,000	70,127
7.13%, 9/15/2032	661,000	670,095
6.50%, 3/15/2033	70,000	68,472
6.75%, 9/15/2033	410,000	403,603
Phoenix Aviation Capital Ltd. (Ireland) 9.25%, 7/15/2030 (a)	333,000	347,995
PRA Group, Inc.
5.00%, 10/1/2029 (a)	93,000	89,283
8.88%, 1/31/2030 (a)	436,000	452,610
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	242,000	238,000
Rfna LP 7.88%, 2/15/2030 (a)	250,000	253,171
SLM Corp. 6.50%, 1/31/2030	386,000	393,030
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	37

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
Synchrony Financial 7.25%, 2/2/2033	315,000	326,205
TrueNoord Capital DAC (Ireland) 8.75%, 3/1/2030 (a)	166,000	173,231
		15,107,910
Consumer Staples Distribution & Retail — 1.1%
Albertsons Cos., Inc.
6.50%, 2/15/2028 (a)	163,000	164,116
3.50%, 3/15/2029 (a)	786,000	747,013
4.88%, 2/15/2030 (a)	1,054,000	1,015,071
6.25%, 3/15/2033 (a)	23,000	22,569
5.75%, 3/31/2034 (a)	1,083,000	1,018,126
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	166,000	154,080
Ingles Markets, Inc. 4.00%, 6/15/2031 (a)	143,000	132,985
KeHE Distributors LLC 7.13%, 4/30/2033 (a)	624,000	637,576
Performance Food Group, Inc.
4.25%, 8/1/2029 (a)	1,107,000	1,074,658
6.13%, 9/15/2032 (a)	205,000	205,426
Safeway, Inc. 7.25%, 2/1/2031	109,000	113,557
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	144,000	144,364
US Foods, Inc.
4.75%, 2/15/2029 (a)	530,000	522,979
4.63%, 6/1/2030 (a)	405,000	395,198
7.25%, 1/15/2032 (a)	245,000	252,985
5.75%, 4/15/2033 (a)	64,000	63,696
		6,664,399
Containers & Packaging — 2.0%
ARD Finance SA (Luxembourg) 6.50%, 6/30/2027 (a) (h)	1	—
Ardagh Group SA
9.50%, 12/1/2030 (a)	578,000	603,921
11.00% (Blend (Cash 6.00% + PIK 5.00%)), 12/1/2030 (a) (c)	522,018	492,929
Ardagh Metal Packaging Finance USA LLC
3.25%, 9/1/2028 (a)	200,000	194,492
4.00%, 9/1/2029 (a)	789,000	757,298
Ball Corp.
6.00%, 6/15/2029	324,000	327,622
2.88%, 8/15/2030	597,000	544,036
3.13%, 9/15/2031	112,000	100,736
5.50%, 9/15/2033	586,000	581,369
Cascades, Inc. (Canada)
5.38%, 1/15/2028 (a)	73,000	73,001
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Containers & Packaging — continued
6.75%, 7/15/2030 (a)	281,000	289,082
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/2029 (a)	477,000	478,276
8.75%, 4/15/2030 (a)	422,000	416,885
6.75%, 4/15/2032 (a)	583,000	569,274
Crown Americas LLC 5.25%, 4/1/2030	504,000	502,603
Graphic Packaging International LLC
3.50%, 3/15/2028 (a)	98,000	95,227
6.38%, 7/15/2032 (a)	677,000	685,146
Iris Holding, Inc. 10.00%, 12/15/2028 (a)	183,000	161,112
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2030 (a)	1,511,000	1,541,177
9.25%, 4/15/2030 (a)	143,000	142,785
OI European Group BV 4.75%, 2/15/2030 (a)	54,000	48,923
Owens-Brockway Glass Container, Inc.
7.25%, 5/15/2031 (a)	117,000	108,519
7.38%, 6/1/2032 (a)	268,000	243,196
9.50%, 6/1/2033 (a)	279,000	272,988
Sealed Air Corp. 6.88%, 7/15/2033 (a)	701,000	686,391
Silgan Holdings, Inc. 4.13%, 2/1/2028	241,000	238,049
Sword Purchaser LLC
8.25%, 4/15/2033 (a)	39,000	40,364
10.50%, 4/15/2034 (a)	466,000	486,228
Toucan FinCo. Ltd. (Canada) 9.50%, 5/15/2030 (a)	615,000	588,219
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	268,000	268,001
TriMas Corp. 4.13%, 4/15/2029 (a)	199,000	191,287
Trivium Packaging Finance BV (Netherlands) 8.25%, 7/15/2030 (a)	566,000	599,409
		12,328,545
Distributors — 0.5%
ADI Global Distribution Funding LLC 7.13%, 7/15/2034 (a)	461,000	476,222
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	439,000	432,674
Core & Main LP 6.00%, 7/1/2034 (a)	320,000	319,074
Dealer Tire Financial LLC 10.38%, 10/1/2031 (a)	99,000	98,464
Gates Corp. 6.88%, 7/1/2029 (a)	224,000	228,500
RB Global Holdings, Inc. (Canada)
6.75%, 3/15/2028 (a)	383,000	386,343
7.75%, 3/15/2031 (a)	201,000	207,690
Resideo Funding II LLC
4.00%, 9/1/2029 (a)	35,000	33,310
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Distributors — continued
6.50%, 7/15/2032 (a)	354,000	350,427
S&S Holdings LLC 8.38%, 10/1/2031 (a)	249,000	237,412
Velocity Vehicle Group LLC 8.00%, 6/1/2029 (a)	224,000	224,239
Windsor Holdings III LLC 8.50%, 6/15/2030 (a)	327,000	340,439
		3,334,794
Diversified Consumer Services — 0.6%
Belron UK Finance plc (United Kingdom) 5.75%, 10/15/2029 (a)	508,000	509,946
Carriage Services, Inc. 4.25%, 5/15/2029 (a)	166,000	158,923
Graham Holdings Co. 5.63%, 12/1/2033 (a)	257,000	251,499
Grand Canyon University 5.13%, 10/1/2028	169,000	166,791
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a)	315,000	311,527
Service Corp. International
4.63%, 12/15/2027	85,000	84,680
5.13%, 6/1/2029	21,000	20,885
3.38%, 8/15/2030	774,000	718,340
4.00%, 5/15/2031	311,000	292,273
5.75%, 10/15/2032	419,000	418,867
Signal Parent, Inc. 6.13%, 4/1/2029 (a)	107,000	15,782
Sotheby's 8.25%, 4/15/2031 (a)	277,000	280,480
StoneMor, Inc. 8.50%, 5/15/2029 (a)	166,000	165,528
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	527,000	536,524
		3,932,045
Diversified REITs — 0.3%
Brandywine Operating Partnership LP
3.95%, 11/15/2027	493,000	483,275
8.30%, 3/15/2028 (g)	52,000	53,406
8.88%, 4/12/2029	76,000	80,266
4.55%, 10/1/2029	211,000	198,710
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	905,000	863,250
Uniti Group LP 6.00%, 1/15/2030 (a)	113,000	108,764
Vornado Realty LP
3.40%, 6/1/2031	202,000	184,451
5.75%, 2/1/2033	164,000	163,464
		2,135,586
Diversified Telecommunication Services — 7.3%
Altice Financing SA (Luxembourg)
5.00%, 1/15/2028 (a)	383,000	232,907
5.75%, 8/15/2029 (a)	830,000	503,484
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Diversified Telecommunication Services — continued
Altice France SA (France)
6.88%, 10/15/2030 (a)	50,000	48,970
6.50%, 10/15/2031 (a)	584,365	568,536
6.50%, 4/15/2032 (a)	1,375,343	1,337,211
6.88%, 7/15/2032 (a)	788,685	773,311
APLD ComputeCo 2 LLC 6.75%, 3/15/2031 (a)	905,000	869,453
APLD ComputeCo 3 LLC 7.00%, 6/15/2031 (a)	647,000	622,933
APLD ComputeCo LLC 9.25%, 12/15/2030 (a)	1,005,000	1,060,041
Bell Canada (The) (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 9/15/2055 (b)	465,000	470,889
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 7.00%, 9/15/2055 (b)	340,000	343,475
Black Pearl Compute LLC 6.13%, 2/15/2031 (a)	845,000	845,542
CCO Holdings LLC
5.00%, 2/1/2028 (a)	197,000	195,140
5.38%, 6/1/2029 (a)	1,963,000	1,927,813
4.75%, 3/1/2030 (a)	1,275,000	1,209,142
4.50%, 8/15/2030 (a)	1,175,000	1,093,579
4.25%, 2/1/2031 (a)	1,180,000	1,064,226
7.38%, 3/1/2031 (a)	969,000	981,380
4.75%, 2/1/2032 (a)	803,000	719,614
4.50%, 5/1/2032	54,000	47,495
4.50%, 6/1/2033 (a)	1,681,000	1,457,308
4.25%, 1/15/2034 (a)	1,791,000	1,493,308
Cipher Compute LLC 7.13%, 11/15/2030 (a)	712,000	720,824
Connect Holding II LLC 10.50%, 4/3/2031 (a)	930,000	837,344
Core Scientific Finance I LLC 7.75%, 5/15/2031 (a)	1,389,000	1,347,722
Edged Compute LLC 7.50%, 4/30/2031 (a)	561,000	532,180
ELK Grove Village Property LLC 7.50%, 6/15/2031 (a)	428,000	412,127
Embarq LLC 8.00%, 6/1/2036	490,000	78,400
Fibercop SpA (Italy)
Series 2033, 6.38%, 11/15/2033 (a)	200,000	197,570
6.00%, 9/30/2034 (a)	387,000	370,692
7.72%, 6/4/2038 (a)	350,000	364,192
Flash Compute LLC 7.25%, 12/31/2030 (a)	535,000	537,774
Galaxy Helios Data Centers II LLC 9.88%, 8/1/2031 (a)	1,381,000	1,367,781
GCI LLC 4.75%, 10/15/2028 (a)	253,000	248,625
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	39

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
Level 3 Financing, Inc.
6.88%, 6/30/2033 (a)	1,145,000	1,163,974
7.00%, 3/31/2034 (a)	887,000	907,297
8.50%, 1/15/2036 (a)	911,000	952,593
7.50%, 2/15/2037 (a)	149,000	147,832
Lumen Technologies, Inc.
4.50%, 1/15/2029 (a)	364,000	347,227
Series U, 7.65%, 3/15/2042	293,000	266,630
Meridian Arc Holdco LLC 6.25%, 4/30/2031 (a)	2,412,000	2,293,188
PR RNO Property Owner 1 LLC 6.50%, 5/1/2031 (a)	1,946,000	1,803,880
Qwest Corp. 6.50%, 9/1/2051	288,000	219,774
SE Cosmos LLC 8.88%, 5/1/2031 (a)	294,000	289,331
Stingray Compute LLC 6.00%, 6/15/2031 (a)	342,000	333,012
SV RNO Property Owner 1 LLC 5.88%, 3/1/2031 (a)	1,618,000	1,485,330
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	67,000	69,639
7.20%, 7/18/2036	73,000	79,981
7.72%, 6/4/2038	664,000	755,751
TELUS Corp. (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.63%, 10/15/2055 (b)	347,000	343,582
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.71%), 7.00%, 10/15/2055 (b)	888,000	880,463
Uniti Group LP
6.50%, 2/15/2029 (a)	74,000	73,073
8.63%, 6/15/2032 (a)	1,102,000	1,132,327
Uniti Services LLC 7.50%, 10/15/2033 (a)	882,000	910,665
Virgin Media Finance plc (United Kingdom) 5.00%, 7/15/2030 (a)	839,000	517,426
Virgin Media Secured Finance plc (United Kingdom)
5.50%, 5/15/2029 (a)	690,000	639,290
4.50%, 8/15/2030 (a)	1,155,000	954,919
Windstream Services LLC 8.25%, 10/1/2031 (a)	937,000	978,863
WULF Compute LLC 7.75%, 10/15/2030 (a)	1,366,000	1,419,412
Yondr JK 1 LLC 6.88%, 6/30/2031 (a)	305,000	285,747
Zayo Group Holdings, Inc.
9.25% (Blend (Cash 8.75% + PIK 0.50%)), 3/9/2030 (a) (c)	483,721	482,680
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Diversified Telecommunication Services — continued
13.75% (Blend (Cash 11.88% + PIK 1.87%)), 9/9/2030 (a) (c)	449,667	443,474
Zenith Arc LLC 8.88%, 8/31/2031 (a)	705,000	680,290
		45,738,638
Electric Utilities — 2.3%
Alpha Generation LLC
6.75%, 10/15/2032 (a)	294,000	296,281
6.25%, 1/15/2034 (a)	444,000	435,080
California Buyer Ltd. (United Kingdom) 6.38%, 2/15/2032 (a)	735,000	723,358
DPL LLC 4.35%, 4/15/2029	88,000	85,384
Edison International
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.13%, 6/15/2053 (b)	29,000	29,454
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.66%), 7.88%, 6/15/2054 (b)	383,000	388,022
Emera US Finance LLC
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 6.65%, 10/1/2056 (b)	80,000	80,000
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 6.85%, 10/1/2056 (b)	92,000	92,293
EUSHI Finance, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.14%), 7.63%, 12/15/2054 (b)	697,000	720,141
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 6.25%, 4/1/2056 (b)	111,000	109,028
Hawaiian Electric Co., Inc. 6.00%, 10/1/2033 (a)	211,000	208,180
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	152,000	145,321
Long Ridge Energy LLC 8.75%, 2/15/2032 (a)	258,000	266,498
NRG Energy, Inc.
3.38%, 2/15/2029 (a)	829,000	790,326
5.25%, 6/15/2029 (a)	983,000	976,014
5.75%, 7/15/2029 (a)	359,000	358,429
3.63%, 2/15/2031 (a)	31,000	28,534
3.88%, 2/15/2032 (a)	540,000	494,172
6.00%, 2/1/2033 (a)	512,000	509,621
5.75%, 1/15/2034 (a)	39,000	37,964
5.88%, 5/15/2034 (a)	77,000	75,078
6.25%, 11/1/2034 (a)	36,000	35,897
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
6.00%, 1/15/2036 (a)	950,000	923,925
6.13%, 5/15/2036 (a)	723,000	708,396
PacifiCorp
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.32%), 7.38%, 9/15/2055 (b)	291,000	291,112
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.29%), 7.13%, 8/15/2056 (b)	554,000	547,645
Pattern Energy Operations LP 4.50%, 8/15/2028 (a)	270,000	265,751
PG&E Corp.
5.25%, 7/1/2030	820,000	797,902
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (b)	954,000	958,786
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.85%, 9/15/2056 (b)	117,000	114,648
TXNM Energy, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.25%), 7.00%, 7/31/2056 (a) (b)	245,000	247,349
VoltaGrid LLC 7.38%, 11/1/2030 (a)	853,000	858,444
XPLR Infrastructure Operating Partners LP
4.50%, 9/15/2027 (a)	492,000	488,216
7.25%, 1/15/2029 (a)	882,000	911,734
8.38%, 1/15/2031 (a)	19,000	20,234
7.75%, 4/15/2034 (a)	258,000	273,282
		14,292,499
Electrical Equipment — 0.2%
Atkore, Inc. 4.25%, 6/1/2031 (a)	162,000	163,086
EnerSys
4.38%, 12/15/2027 (a)	119,000	118,167
6.63%, 1/15/2032 (a)	130,000	132,134
Sensata Technologies BV 5.88%, 9/1/2030 (a)	340,000	342,201
Solaris Energy Infrastructure LLC 6.38%, 5/15/2031 (a)	399,000	396,122
		1,151,710
Electronic Equipment, Instruments & Components — 0.4%
Coherent Corp. 5.00%, 12/15/2029 (a)	425,000	419,425
Crane NXT Co. 4.20%, 3/15/2048	179,000	111,691
Ingram Micro, Inc. 4.75%, 5/15/2029 (a)	854,000	836,147
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	224,000	227,329
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electronic Equipment, Instruments & Components — continued
Sensata Technologies, Inc.
4.38%, 2/15/2030 (a)	349,000	337,049
3.75%, 2/15/2031 (a)	257,000	239,619
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	225,000	216,715
Zebra Technologies Corp. 6.50%, 6/1/2032 (a)	224,000	228,160
		2,616,135
Energy Equipment & Services — 1.7%
Archrock Partners LP 6.63%, 9/1/2032 (a)	87,000	88,603
Archrock Services LP 6.00%, 2/1/2034 (a)	553,000	543,906
Beusa Investments LLC 7.00%, 8/1/2031 (a)	33,000	33,043
Borr IHC Ltd. (Mexico)
8.75%, 1/15/2032 (a)	298,000	288,315
9.00%, 1/15/2034 (a)	362,000	347,448
Enerflex, Inc. (Canada) 6.88%, 1/15/2031 (a)	182,000	185,560
Helix Energy Solutions Group, Inc. 9.75%, 3/1/2029 (a)	119,000	124,653
Kodiak Gas Services LLC
6.50%, 10/1/2033 (a)	418,000	422,032
6.75%, 10/1/2035 (a)	586,000	597,439
Nabors Industries, Inc.
8.88%, 8/15/2031 (a)	358,000	374,600
7.63%, 11/15/2032 (a)	454,000	468,219
Noble Finance II LLC
8.00%, 4/15/2030 (a)	489,000	505,614
6.25%, 6/15/2034 (a)	313,000	307,211
Oceaneering International, Inc. 6.88%, 7/15/2034 (a)	476,000	491,217
Precision Drilling Corp. (Canada) 6.88%, 1/15/2029 (a)	169,000	169,988
Seadrill Finance Ltd. (Norway) 6.75%, 7/15/2034 (a)	315,000	307,716
SESI LLC 7.88%, 9/30/2030 (a)	572,000	586,642
Star Holding LLC 8.75%, 8/1/2031 (a)	142,000	147,260
Tidewater, Inc. 9.13%, 7/15/2030 (a)	270,000	289,149
Transocean Aquila Ltd. 8.00%, 9/30/2028 (a)	24,001	24,498
Transocean International Ltd.
8.25%, 5/15/2029 (a)	637,000	662,076
8.75%, 2/15/2030 (a)	92,950	96,677
7.50%, 4/15/2031	254,000	261,167
7.88%, 10/15/2032 (a)	528,000	554,447
6.80%, 3/15/2038	223,000	211,710
USA Compression Partners LP
7.13%, 3/15/2029 (a)	521,000	533,824
6.25%, 10/1/2033 (a)	216,000	214,147
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	41

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Energy Equipment & Services — continued
Valaris Ltd. 8.38%, 4/30/2030 (a)	476,000	494,944
Viridien (France) 10.00%, 10/15/2030 (a)	218,000	229,948
WBI Operating LLC
6.25%, 10/15/2030 (a)	85,000	85,454
6.50%, 10/15/2033 (a)	518,000	519,689
Weatherford International Ltd. 6.75%, 10/15/2033 (a)	431,000	439,613
		10,606,809
Entertainment — 0.4%
Allen Media LLC 10.50%, 2/15/2028 (a)	287,000	114,083
AMC Entertainment Holdings, Inc. 7.50%, 2/15/2029 (a)	257,000	255,303
Banijay Entertainment SAS (France) 8.13%, 5/1/2029 (a)	200,000	204,954
Cinemark USA, Inc.
5.25%, 7/15/2028 (a)	225,000	224,156
7.00%, 8/1/2032 (a)	317,000	326,368
Live Nation Entertainment, Inc.
4.75%, 10/15/2027 (a)	552,000	549,137
3.75%, 1/15/2028 (a)	97,000	95,286
Muvico LLC 15.00% (Blend (Cash 9.00% + PIK 6.00%)), 2/19/2029 (a) (c)	124,630	140,629
ROBLOX Corp. 3.88%, 5/1/2030 (a)	405,000	381,292
		2,291,208
Financial Services — 3.2%
Block, Inc.
5.63%, 8/15/2030 (a)	198,000	198,289
3.50%, 6/1/2031	777,000	711,637
6.50%, 5/15/2032	1,199,000	1,217,361
6.00%, 8/15/2033 (a)	64,000	63,884
Burford Capital Global Finance LLC
9.25%, 7/1/2031 (a)	629,000	625,918
7.50%, 7/15/2033 (a)	388,000	343,186
Champions Financing, Inc. 8.75%, 2/15/2029 (a)	289,000	294,657
CrossCountry Intermediate HoldCo LLC
6.50%, 10/1/2030 (a)	81,000	78,846
6.75%, 12/1/2032 (a)	887,000	849,551
Freedom Mortgage Corp. 12.25%, 10/1/2030 (a)	427,000	455,381
Freedom Mortgage Holdings LLC
9.25%, 2/1/2029 (a)	539,000	557,282
9.13%, 5/15/2031 (a)	286,000	295,129
8.38%, 4/1/2032 (a)	183,000	183,875
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Financial Services — continued
7.88%, 4/1/2033 (a)	541,000	520,745
HA Sustainable Infrastructure Capital, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.30%), 8.00%, 6/1/2056 (b)	125,000	131,341
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.48%), 7.13%, 11/15/2056 (b)	338,000	340,744
ION Platform Finance US, Inc. 7.88%, 9/30/2032 (a)	494,000	390,180
Jefferies Finance LLC
5.00%, 8/15/2028 (a)	317,000	307,024
6.63%, 10/15/2031 (a)	399,000	395,554
Jefferson Capital Holdings LLC
9.50%, 2/15/2029 (a)	105,000	109,646
8.25%, 5/15/2030 (a)	274,000	286,923
LD Holdings Group LLC 6.13%, 4/1/2028 (a)	379,000	304,913
Mobius Merger Sub, Inc. 9.00%, 6/1/2030 (a)	356,000	258,152
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	545,000	576,869
Oxford Finance LLC 7.75%, 5/15/2031 (a)	246,000	245,723
Paysafe Finance plc 4.00%, 6/15/2029 (a)	158,000	136,947
PennyMac Financial Services, Inc.
4.25%, 2/15/2029 (a)	395,000	376,529
7.88%, 12/15/2029 (a)	853,000	880,130
7.13%, 11/15/2030 (a)	217,000	217,888
5.75%, 9/15/2031 (a)	400,000	373,815
6.88%, 2/15/2033 (a)	126,000	119,747
6.75%, 2/15/2034 (a)	53,000	49,090
PHH Escrow Issuer LLC 9.88%, 11/1/2029 (a)	299,000	295,267
Planet Financial Group LLC 10.50%, 12/15/2029 (a)	249,000	245,375
Provident Funding Associates LP 9.75%, 9/15/2029 (a)	218,000	227,834
Rocket Cos., Inc.
6.13%, 8/1/2030 (a)	1,384,000	1,402,410
6.13%, 8/1/2031 (a)	45,000	45,569
7.13%, 2/1/2032 (a)	519,000	535,981
6.38%, 8/1/2033 (a)	39,000	39,501
Rocket Mortgage LLC
3.63%, 3/1/2029 (a)	196,000	188,894
3.88%, 3/1/2031 (a)	1,149,000	1,071,871
4.00%, 10/15/2033 (a)	1,026,000	918,541
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	695,000	686,483
Stena International SA (Sweden) 7.25%, 1/15/2031 (a)	528,000	541,979
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
Stonebriar ABF Issuer LLC 8.13%, 12/15/2030 (a)	315,000	318,181
United Wholesale Mortgage LLC 5.50%, 4/15/2029 (a)	309,000	291,361
UWM Holdings LLC
6.63%, 2/1/2030 (a)	677,000	633,587
6.25%, 3/15/2031 (a)	257,000	229,409
Velocity Commercial Capital LLC 9.38%, 2/15/2031 (a)	211,000	218,830
Walker & Dunlop, Inc. 6.63%, 4/1/2033 (a)	166,000	165,023
WEX, Inc. 6.50%, 3/15/2033 (a)	230,000	231,256
		20,184,308
Food Products — 1.4%
B&G Foods, Inc.
8.00%, 9/15/2028 (a)	306,000	303,057
11.00%, 6/15/2031 (a)	279,000	243,908
Chobani LLC
7.63%, 7/1/2029 (a)	678,000	697,436
6.38%, 4/15/2034 (a)	41,000	41,414
Darling Ingredients, Inc. 6.00%, 6/15/2030 (a)	108,000	108,573
Fiesta Purchaser, Inc. 7.88%, 3/1/2031 (a)	386,000	390,753
Froneri Lux FinCo. SARL (United Kingdom) 6.00%, 8/1/2032 (a)	282,000	278,311
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028 (a)	98,000	97,424
4.13%, 1/31/2030 (a)	344,000	329,683
4.38%, 1/31/2032 (a)	482,000	453,437
Pilgrim's Pride Corp.
4.25%, 4/15/2031	852,000	810,596
3.50%, 3/1/2032	332,000	300,614
6.25%, 7/1/2033	21,000	21,699
6.88%, 5/15/2034	36,000	38,500
Post Holdings, Inc.
4.63%, 4/15/2030 (a)	946,000	911,558
4.50%, 9/15/2031 (a)	836,000	776,835
6.25%, 2/15/2032 (a)	715,000	720,985
6.25%, 10/15/2034 (a)	18,000	17,353
6.50%, 3/15/2036 (a)	473,000	458,429
Simmons Foods, Inc. 4.63%, 3/1/2029 (a)	511,000	492,276
TreeHouse Foods, Inc. 7.75%, 2/11/2033 (a)	637,000	644,304
Viking Baked Goods Acquisition Corp. 8.63%, 11/1/2031 (a)	503,000	503,528
		8,640,673
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Gas Utilities — 0.4%
AltaGas Ltd. (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.57%), 7.20%, 10/15/2054 (a) (b)	374,000	386,851
AmeriGas Partners LP
9.38%, 6/1/2028 (a)	178,000	181,760
9.50%, 6/1/2030 (a)	65,000	69,103
6.88%, 6/1/2031 (a)	345,000	344,785
Ferrellgas LP 9.25%, 1/15/2031 (a)	604,000	639,815
Suburban Propane Partners LP 5.00%, 6/1/2031 (a)	616,000	583,008
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	243,000	235,763
		2,441,085
Ground Transportation — 1.2%
Albion Financing 1 SARL (Luxembourg) 7.00%, 5/21/2030 (a)	548,000	566,605
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	191,000	191,000
4.75%, 4/1/2028 (a)	178,000	175,967
5.38%, 3/1/2029 (a)	243,000	238,792
8.00%, 2/15/2031 (a)	17,000	17,230
8.38%, 6/15/2032 (a)	715,000	728,888
Beacon Mobility Corp. 7.25%, 8/1/2030 (a)	466,000	478,672
Brightline East LLC 11.00%, 1/31/2030 (a)	579,000	23,160
Carriage Purchaser, Inc. 7.88%, 10/15/2029 (a)	125,000	124,863
Clue Opco LLC 9.50%, 10/15/2031 (a)	460,000	464,119
Dcli Bidco LLC 7.75%, 11/15/2029 (a)	224,000	231,749
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	264,000	258,034
GB AIT Buyer, Inc. 8.75%, 4/30/2034 (a)	260,000	264,642
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (a)	283,000	285,093
Hertz Corp. (The) 12.63%, 7/15/2029 (a)	839,000	564,859
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	401,000	399,138
PODS LLC 8.75%, 5/15/2031 (a)	33,000	31,029
RXO, Inc. 6.38%, 5/15/2031 (a)	166,000	166,376
Star Leasing Co. LLC 7.63%, 2/15/2030 (a)	392,000	388,004
Synergy Infrastructure Holdings LLC
7.88%, 12/1/2030 (a)	223,000	234,268
7.00%, 7/15/2034 (a)	197,000	200,412
Watco Cos. LLC 7.13%, 8/1/2032 (a)	481,000	495,728
XPO CNW, Inc. 6.70%, 5/1/2034	216,000	225,270
XPO, Inc. 7.13%, 2/1/2032 (a)	404,000	417,338
		7,171,236
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	43

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Equipment & Supplies — 0.6%
Avantor Funding, Inc.
4.63%, 7/15/2028 (a)	867,000	859,729
3.88%, 11/1/2029 (a)	117,000	112,680
Bausch + Lomb Corp. 8.38%, 10/1/2028 (a)	601,000	616,494
DENTSPLY SIRONA, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 8.38%, 9/12/2055 (b)	235,000	233,813
Embecta Corp. 5.00%, 2/15/2030 (a)	219,000	179,769
Insulet Corp. 6.50%, 4/1/2033 (a)	199,000	202,154
Medline Borrower LP 5.25%, 10/1/2029 (a)	1,063,000	1,056,880
Neogen Food Safety Corp. 8.63%, 7/20/2030 (a)	144,000	151,814
Teleflex, Inc.
4.25%, 6/1/2028 (a)	144,000	141,535
5.88%, 1/15/2032 (a)	268,000	268,238
		3,823,106
Health Care Providers & Services — 5.3%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	515,000	514,218
5.00%, 4/15/2029 (a)	109,000	107,090
7.38%, 3/15/2033 (a)	23,000	23,974
Accendra Health, Inc. 9.75%, 6/15/2033 (a)	409,145	186,161
Adapthealth LLC
4.63%, 8/1/2029 (a)	74,000	69,892
5.13%, 3/1/2030 (a)	257,000	240,635
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	121,000	120,859
Centene Corp.
4.63%, 12/15/2029	2,003,000	1,952,614
3.38%, 2/15/2030	1,503,000	1,395,675
2.50%, 3/1/2031	1,182,000	1,031,918
2.63%, 8/1/2031	1,232,000	1,072,896
Charlotte Buyer, Inc. 8.00%, 6/30/2031 (a)	198,000	202,133
Community Health Systems, Inc.
6.88%, 4/15/2029 (a)	248,000	237,944
6.13%, 4/1/2030 (a)	353,000	301,724
5.25%, 5/15/2030 (a)	425,000	396,802
4.75%, 2/15/2031 (a)	704,000	641,178
10.88%, 1/15/2032 (a)	554,000	587,859
9.75%, 1/15/2034 (a)	1,348,000	1,375,011
Concentra Health Services, Inc. 6.88%, 7/15/2032 (a)	263,000	271,988
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Health Care Providers & Services — continued
CVS Health Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.52%), 6.75%, 12/10/2054 (b)	652,000	668,786
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 7.00%, 3/10/2055 (b)	704,000	726,742
DaVita, Inc.
4.63%, 6/1/2030 (a)	844,000	815,554
3.75%, 2/15/2031 (a)	1,263,000	1,166,661
6.88%, 9/1/2032 (a)	187,000	191,504
6.75%, 7/15/2033 (a)	394,000	403,095
Encompass Health Corp.
4.50%, 2/1/2028	168,000	166,883
4.63%, 4/1/2031	564,000	545,494
5.88%, 6/1/2034 (a)	193,000	192,124
Gainwell Acquisition Corp. 9.00%, 9/1/2031 (a)	749,000	780,179
Global Medical Response, Inc. 7.38%, 10/1/2032 (a)	417,000	432,221
HAH Group Holding Co. LLC 9.75%, 10/1/2031 (a)	243,000	230,243
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	249,000	242,747
Humana, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 6.63%, 9/15/2056 (b)	434,000	430,308
Kedrion SpA (Italy) 6.50%, 9/1/2029 (a)	380,000	380,447
LifePoint Health, Inc.
5.38%, 1/15/2029 (a)	693,000	671,568
9.88%, 8/15/2030 (a)	161,000	169,263
8.38%, 2/15/2032 (a)	757,000	766,203
10.00%, 6/1/2032 (a)	159,000	154,041
7.00%, 5/1/2034 (a)	35,000	32,909
Molina Healthcare, Inc.
4.38%, 6/15/2028 (a)	501,000	492,923
3.88%, 11/15/2030 (a)	470,000	436,283
3.88%, 5/15/2032 (a)	559,000	505,844
6.25%, 1/15/2033 (a)	109,000	108,423
MPH Acquisition Holdings LLC
5.75%, 12/31/2030 (a)	462,000	396,165
11.50% (Blend (Cash 6.50% + PIK 5.00%)), 12/31/2030 (a) (c)	288,921	283,985
6.75% (Blend (Cash 6.00% + PIK 0.75%)), 3/31/2031 (a) (c)	125,279	86,983
National Mentor Holdings, Inc. 10.50%, 12/15/2030 (a)	525,000	558,864
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	202,000	195,635
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc. 8.75%, 4/17/2032 (a)	202,000	187,860
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (a)	183,000	181,491
Prime Healthcare Services, Inc. 9.38%, 9/1/2029 (a)	643,000	666,788
Radiology Partners, Inc.
9.78% (PIK), 2/15/2030 (a) (c)	485,054	471,657
8.50%, 7/15/2032 (a)	252,000	257,815
Select Medical Corp. 6.25%, 12/1/2032 (a)	242,000	234,671
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	313,000	325,613
Star Parent, Inc. 9.00%, 10/1/2030 (a)	415,000	435,638
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a)	528,000	530,991
Team Health Holdings, Inc.
8.38%, 6/30/2028 (a)	290,000	289,994
13.50% (Blend (Cash 9.00% + PIK 4.50%)), 6/30/2028 (a) (c)	367,077	370,687
TEAM Services Holding, Inc. 9.00%, 2/15/2033 (a)	266,000	277,227
Tenet Healthcare Corp.
5.13%, 11/1/2027	250,000	249,964
4.63%, 6/15/2028	333,000	330,254
6.13%, 10/1/2028	506,000	506,483
4.25%, 6/1/2029	1,150,000	1,120,211
4.38%, 1/15/2030	369,000	357,234
6.75%, 5/15/2031	1,245,000	1,271,354
6.88%, 11/15/2031	691,000	733,986
5.50%, 11/15/2032 (a)	608,000	599,950
6.00%, 11/15/2033 (a)	155,000	155,461
US Acute Care Solutions LLC 9.75%, 5/15/2029 (a)	450,000	441,106
		32,959,083
Health Care REITs — 0.4%
Diversified Healthcare Trust
4.75%, 2/15/2028	200,000	195,563
7.25%, 10/15/2030 (a)	364,000	372,895
4.38%, 3/1/2031	205,000	187,258
MPT Operating Partnership LP
5.00%, 10/15/2027	987,000	969,545
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Health Care REITs — continued
3.50%, 3/15/2031	943,000	584,938
8.50%, 2/15/2032 (a)	270,000	273,768
		2,583,967
Health Care Technology — 0.2%
IQVIA, Inc.
6.50%, 5/15/2030 (a)	332,000	338,414
6.25%, 6/1/2032 (a)	712,000	724,894
		1,063,308
Hotel & Resort REITs — 0.8%
Park Intermediate Holdings LLC
5.88%, 10/1/2028 (a)	65,000	64,919
4.88%, 5/15/2029 (a)	673,000	660,182
7.00%, 2/1/2030 (a)	138,000	141,309
Pebblebrook Hotel LP 6.38%, 10/15/2029 (a)	162,000	164,810
RHP Hotel Properties LP
7.25%, 7/15/2028 (a)	164,000	166,879
4.50%, 2/15/2029 (a)	591,000	581,790
6.50%, 4/1/2032 (a)	315,000	320,744
6.50%, 6/15/2033 (a)	277,000	282,536
5.75%, 3/15/2034 (a)	321,000	316,327
RLJ Lodging Trust LP 4.00%, 9/15/2029 (a)	213,000	203,967
Service Properties Trust
Zero Coupon, 9/30/2027 (a)	39,000	36,836
3.95%, 1/15/2028	50,000	48,426
4.38%, 2/15/2030	325,000	297,823
8.63%, 11/15/2031 (a)	335,000	350,831
8.88%, 6/15/2032	623,000	642,750
XHR LP 4.88%, 6/1/2029 (a)	382,000	375,479
		4,655,608
Hotels, Restaurants & Leisure — 6.1%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	681,000	669,869
4.38%, 1/15/2028 (a)	624,000	617,792
3.50%, 2/15/2029 (a)	192,000	184,799
6.13%, 6/15/2029 (a)	277,000	280,354
5.63%, 9/15/2029 (a)	127,000	127,446
4.00%, 10/15/2030 (a)	1,363,000	1,287,079
Acushnet Co. 5.63%, 12/1/2033 (a)	138,000	135,495
Affinity Interactive 6.88%, 12/15/2027 (a)	240,000	110,400
Allwyn Entertainment Financing UK plc (United Kingdom) 7.88%, 4/30/2029 (a)	200,000	204,000
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc. 9.50%, 7/1/2032 (a)	208,000	206,172
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	45

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Bloomin' Brands, Inc. 5.13%, 4/15/2029 (a)	128,000	123,230
Boyd Gaming Corp.
4.75%, 12/1/2027	25,000	24,931
4.75%, 6/15/2031 (a)	798,000	766,086
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	299,000	293,644
Brightstar Lottery plc 5.25%, 1/15/2029 (a)	656,000	650,648
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a)	761,000	730,351
7.00%, 2/15/2030 (a)	427,000	429,505
6.50%, 2/15/2032 (a)	1,079,000	1,042,974
6.00%, 10/15/2032 (a)	182,000	163,461
Churchill Downs, Inc.
4.75%, 1/15/2028 (a)	25,000	24,814
5.75%, 4/1/2030 (a)	979,000	979,427
6.75%, 5/1/2031 (a)	50,000	50,736
Fertitta Entertainment LLC
4.63%, 1/15/2029 (a)	435,000	423,886
6.75%, 1/15/2030 (a)	494,000	483,554
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	166,000	157,107
Gaia Purchaser, Inc. 7.63%, 7/15/2033 (a)	269,000	274,679
Genting New York LLC 7.25%, 10/1/2029 (a)	200,000	205,291
Great Canadian Gaming Corp. (Canada) 8.75%, 11/15/2029 (a)	384,000	386,481
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/2029 (a)	1,012,000	975,015
4.88%, 1/15/2030	78,000	77,193
4.00%, 5/1/2031 (a)	991,000	931,304
5.50%, 9/15/2031 (a)	55,000	54,787
3.63%, 2/15/2032 (a)	1,263,000	1,147,150
6.13%, 4/1/2032 (a)	108,000	109,382
5.88%, 3/15/2033 (a)	457,000	458,314
5.75%, 9/15/2033 (a)	32,000	31,972
5.50%, 3/31/2034 (a)	90,000	88,598
Hilton Grand Vacations Borrower LLC
5.00%, 6/1/2029 (a)	46,000	44,818
4.88%, 7/1/2031 (a)	669,000	619,294
6.63%, 1/15/2032 (a)	261,000	263,193
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	218,000	215,298
Kingpin Intermediate Holdings LLC 7.25%, 10/15/2032 (a)	68,000	54,132
Life Time, Inc. 6.00%, 11/15/2031 (a)	328,000	331,142
Light & Wonder International, Inc.
7.25%, 11/15/2029 (a)	242,000	245,950
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Hotels, Restaurants & Leisure — continued
7.50%, 9/1/2031 (a)	43,000	44,596
6.25%, 10/1/2033 (a)	589,000	587,528
Lindblad Expeditions LLC 7.00%, 9/15/2030 (a)	283,000	291,505
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a)	232,000	195,781
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	148,000	146,858
4.50%, 6/15/2029 (a)	228,000	220,599
6.50%, 10/1/2033 (a)	228,000	226,802
Merlin Entertainments Group US Holdings, Inc. (United Kingdom) 7.38%, 2/15/2031 (a)	210,000	159,273
MGM Resorts International
4.75%, 10/15/2028	408,000	405,379
6.13%, 9/15/2029	21,000	21,257
6.50%, 4/15/2032	571,000	570,164
Midwest Gaming Borrower LLC 4.88%, 5/1/2029 (a)	311,000	303,811
Mohegan Tribal Gaming Authority
8.25%, 4/15/2030 (a)	190,000	198,363
11.88%, 4/15/2031 (a)	418,000	453,889
Motion Finco SARL (United Kingdom) 8.38%, 2/15/2032 (a)	460,000	346,047
NCL Corp. Ltd.
7.75%, 2/15/2029 (a)	629,000	654,897
6.25%, 3/1/2030 (a)	349,000	348,831
5.88%, 1/15/2031 (a)	149,000	142,900
6.75%, 2/1/2032 (a)	1,001,000	973,665
6.25%, 9/15/2033 (a)	48,000	44,902
NCL Finance Ltd. 6.13%, 3/15/2028 (a)	33,000	33,225
Ontario Gaming GTA LP (Canada) 8.00%, 8/1/2030 (a)	143,000	143,408
Papa John's International, Inc. 3.88%, 9/15/2029 (a)	162,000	150,110
Penn Entertainment, Inc. 4.13%, 7/1/2029 (a)	496,000	475,577
Pioneer Opco LLC 7.00%, 5/15/2033 (a)	270,000	274,697
Premier Entertainment Sub LLC
5.63%, 9/1/2029 (a)	397,000	290,354
5.88%, 9/1/2031 (a)	225,000	150,638
Resorts World Las Vegas LLC
4.63%, 4/16/2029 (a)	200,000	182,000
4.63%, 4/6/2031 (a)	700,000	594,349
Rivers Enterprise Borrower LLC
6.25%, 10/15/2030 (a)	176,000	178,260
6.63%, 2/1/2033 (a)	328,000	332,487
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Sabre Financial Borrower LLC 11.13%, 6/15/2029 (a)	393,000	417,190
Sabre GLBL, Inc.
10.75%, 3/15/2030 (a)	589,000	572,066
11.13%, 7/15/2030 (a)	383,000	376,776
Scientific Games Holdings LP 6.63%, 3/1/2030 (a)	338,000	222,088
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a)	319,000	311,517
Six Flags Entertainment Corp.
6.50%, 10/1/2028	25,000	25,012
5.25%, 7/15/2029	399,000	386,643
7.25%, 5/15/2031 (a)	680,000	671,851
6.63%, 5/1/2032 (a)	366,000	370,989
Speedway Motorsports LLC 4.88%, 11/1/2027 (a)	145,000	143,738
Station Casinos LLC
4.50%, 2/15/2028 (a)	171,000	169,263
4.63%, 12/1/2031 (a)	402,000	378,948
6.63%, 3/15/2032 (a)	382,000	386,845
TKC Holdings, Inc.
8.50%, 8/15/2030 (a)	528,000	550,203
12.00%, 2/15/2031 (a)	164,000	176,358
Travel + Leisure Co.
6.00%, 4/1/2027 (g)	380,000	380,523
4.50%, 12/1/2029 (a)	36,000	34,770
4.63%, 3/1/2030 (a)	90,000	86,919
6.25%, 6/1/2031 (a)	27,000	27,203
6.13%, 9/1/2033 (a)	455,000	448,818
Vail Resorts, Inc.
5.63%, 7/15/2030 (a)	34,000	33,917
6.50%, 5/15/2032 (a)	437,000	443,247
Viking Cruises Ltd.
7.00%, 2/15/2029 (a)	647,000	648,486
9.13%, 7/15/2031 (a)	116,000	121,704
5.88%, 10/15/2033 (a)	485,000	480,019
Voyager Parent LLC 9.25%, 7/1/2032 (a)	738,000	790,216
Wyndham Hotels & Resorts, Inc.
4.38%, 8/15/2028 (a)	413,000	405,627
5.63%, 3/1/2033 (a)	72,000	70,556
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	227,000	226,001
7.13%, 2/15/2031 (a)	757,000	794,780
6.25%, 3/15/2033 (a)	85,000	85,008
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Hotels, Restaurants & Leisure — continued
Yum! Brands, Inc.
4.75%, 1/15/2030 (a)	53,000	52,004
3.63%, 3/15/2031	457,000	422,739
4.63%, 1/31/2032	729,000	694,434
5.38%, 4/1/2032	775,000	766,136
6.88%, 11/15/2037	93,000	99,811
		38,096,310
Household Durables — 1.8%
Adams Homes, Inc. 9.25%, 10/15/2028 (a)	153,000	157,050
Ashton Woods USA LLC
4.63%, 4/1/2030 (a)	445,000	425,069
6.88%, 8/1/2033 (a)	72,000	72,256
Beazer Homes USA, Inc.
7.25%, 10/15/2029	350,000	355,412
7.50%, 3/15/2031 (a)	65,000	66,007
Brookfield Residential Properties, Inc. (Canada)
6.25%, 9/15/2027 (a)	433,000	432,902
5.00%, 6/15/2029 (a)	21,000	20,119
4.88%, 2/15/2030 (a)	277,000	261,053
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (a)	488,000	209,840
Century Communities, Inc.
3.88%, 8/15/2029 (a)	356,000	339,416
6.63%, 9/15/2033 (a)	67,000	67,784
Dream Finders Homes, Inc. 8.25%, 8/15/2028 (a)	243,000	247,710
Empire Communities Corp. (Canada) 9.75%, 5/1/2029 (a)	192,000	197,292
FXI Holdings, Inc. 11.00%, 11/15/2030 (a)	200,000	168,000
Installed Building Products, Inc. 5.63%, 2/1/2034 (a)	202,000	196,907
K. Hovnanian Enterprises, Inc.
8.00%, 4/1/2031 (a)	18,000	18,512
8.38%, 10/1/2033 (a)	387,000	396,162
KB Home
4.80%, 11/15/2029	364,000	357,136
4.00%, 6/15/2031	84,000	78,178
LGI Homes, Inc.
8.75%, 12/15/2028 (a)	40,000	41,173
4.00%, 7/15/2029 (a)	125,000	116,911
7.00%, 11/15/2032 (a)	330,000	326,320
M/I Homes, Inc. 4.95%, 2/1/2028	278,000	276,730
Mattamy Group Corp. (Canada)
4.63%, 3/1/2030 (a)	416,000	400,203
6.00%, 12/15/2033 (a)	36,000	34,866
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	47

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Household Durables — continued
Newell Brands, Inc.
6.63%, 9/15/2029	481,000	490,707
6.25%, 8/15/2031 (a)	239,000	239,604
6.63%, 5/15/2032	825,000	843,960
7.37%, 4/1/2036 (g)	163,000	164,314
7.50%, 4/1/2046 (g)	276,000	257,289
Risewell Homes, Inc. 9.25%, 10/1/2029 (a)	317,000	324,824
Shea Homes LP 4.75%, 2/15/2028	308,000	305,663
Somnigroup International, Inc.
4.00%, 4/15/2029 (a)	574,000	552,563
3.88%, 10/15/2031 (a)	91,000	83,243
STL Holding Co. LLC 8.75%, 2/15/2029 (a)	143,000	148,214
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	185,000	185,363
Whirlpool Corp.
4.75%, 2/26/2029	481,000	456,455
6.13%, 6/15/2030	150,000	140,933
4.70%, 5/14/2032	43,000	34,361
5.50%, 3/1/2033	69,000	55,033
5.75%, 3/1/2034	157,000	122,330
7.88%, 7/1/2034 (a)	868,000	849,140
4.50%, 6/1/2046	416,000	235,513
4.60%, 5/15/2050	662,000	374,251
		11,126,768
Household Products — 0.2%
Central Garden & Pet Co.
4.13%, 10/15/2030	357,000	338,478
4.13%, 4/30/2031 (a)	158,000	148,483
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	353,000	349,254
4.38%, 3/31/2029 (a)	316,000	306,478
6.00%, 9/15/2033 (a)	79,000	75,718
Kronos Acquisition Holdings, Inc. (Canada)
8.25%, 6/30/2031 (a)	173,000	134,940
10.75%, 6/30/2032 (a)	228,000	91,200
		1,444,551
Independent Power and Renewable Electricity Producers — 0.6%
AES Corp. (The)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 7.60%, 1/15/2055 (b)	176,000	179,935
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 6.95%, 7/15/2055 (b)	528,000	520,660
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Independent Power and Renewable Electricity Producers — continued
Clearway Energy Operating LLC
4.75%, 3/15/2028 (a)	836,000	828,519
3.75%, 2/15/2031 (a)	25,000	23,054
3.75%, 1/15/2032 (a)	277,000	250,305
Talen Energy Supply LLC
6.25%, 2/1/2034 (a)	482,000	473,353
6.50%, 2/1/2036 (a)	654,000	641,888
TransAlta Corp. (Canada)
5.88%, 2/1/2034	237,000	231,372
6.50%, 3/15/2040	373,000	357,164
		3,506,250
Insurance — 2.8%
Acrisure LLC
8.25%, 2/1/2029 (a)	758,000	691,511
4.25%, 2/15/2029 (a)	369,000	337,532
8.50%, 6/15/2029 (a)	330,000	299,775
7.50%, 11/6/2030 (a)	266,000	244,756
6.75%, 7/1/2032 (a)	58,000	49,517
Alliant Holdings Intermediate LLC
6.75%, 4/15/2028 (a)	654,000	659,383
7.00%, 1/15/2031 (a)	918,000	932,506
6.50%, 10/1/2031 (a)	785,000	788,692
American National Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.18%), 7.00%, 12/1/2055 (b) (i)	211,000	201,577
AmWINS Group, Inc. 6.38%, 2/15/2029 (a)	638,000	644,057
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc. 7.50%, 7/15/2033 (a)	146,000	146,953
APH Somerset Investor 2 LLC 7.88%, 11/1/2029 (a)	306,000	302,579
Ardonagh Finco Ltd. (United Kingdom) 7.75%, 2/15/2031 (a)	1,046,000	1,066,975
Ardonagh Group Finance Ltd. (United Kingdom) 8.88%, 2/15/2032 (a)	271,000	271,724
Asurion LLC
8.00%, 12/31/2032 (a)	1,480,000	1,472,332
8.38%, 2/1/2034 (a)	1,267,000	1,143,450
Baldwin Insurance Group Holdings LLC 7.13%, 5/15/2031 (a)	249,000	253,484
Broadstreet Partners Group LLC 5.88%, 4/15/2029 (a)	314,000	309,567
CRC Insurance Group LLC 7.13%, 6/1/2031 (a)	1,350,000	1,350,331
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
Global Atlantic Fin Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.61%), 7.95%, 10/15/2054 (a) (b)	75,000	74,892
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.55%), 7.25%, 3/1/2056 (a) (b)	400,000	386,094
Howden UK Refinance plc (United Kingdom)
7.25%, 2/15/2031 (a)	680,000	673,098
8.13%, 2/15/2032 (a)	441,000	415,060
HUB International Ltd.
5.63%, 12/1/2029 (a)	271,000	269,645
7.25%, 6/15/2030 (a)	1,335,000	1,374,508
7.38%, 1/31/2032 (a)	811,000	832,445
Jones Deslauriers Insurance Management, Inc. (Canada)
8.50%, 3/15/2030 (a)	293,000	301,962
6.88%, 10/1/2033 (a)	193,000	180,980
Nassau Cos. of New York (The) 7.88%, 7/15/2030 (a)	180,000	170,093
Pelagos Insurance Capital Ltd. (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.28%), 7.75%, 6/15/2055 (b)	235,000	244,640
Ryan Specialty LLC
4.38%, 2/1/2030 (a)	25,000	24,165
5.88%, 8/1/2032 (a)	640,000	633,143
USI, Inc. 7.50%, 1/15/2032 (a)	258,000	268,996
Wilton RE Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.27%), 6.00%, 10/22/2030 (a) (b) (d) (e)	184,000	173,716
		17,190,138
Interactive Media & Services — 0.3%
Cars.com, Inc. 6.38%, 11/1/2028 (a)	161,000	160,180
Snap, Inc.
6.88%, 3/1/2033 (a)	546,000	535,411
6.88%, 3/15/2034 (a)	552,000	536,805
Ziff Davis, Inc. 4.63%, 10/15/2030 (a)	209,000	197,054
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	383,000	321,750
		1,751,200
IT Services — 1.4%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	122,000	121,796
AP Core Holdings II LLC 11.00%, 5/15/2031 (a)	364,000	382,932
Arches Buyer, Inc.
6.13%, 12/1/2028 (a)	608,000	601,524
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

IT Services — continued
9.00%, 8/15/2031 (a)	257,000	268,222
Cogent Communications Group LLC 6.50%, 7/1/2032 (a)	546,000	418,196
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	220,000	186,377
CoreWeave, Inc.
9.25%, 6/1/2030 (a)	1,418,000	1,316,847
9.00%, 2/1/2031 (a)	1,081,000	969,647
9.75%, 10/1/2031 (a)	207,000	185,104
9.63%, 7/15/2032 (a)	700,000	617,625
Everforth, Inc. 4.63%, 5/15/2028 (a)	228,000	221,959
Fortress Intermediate 3, Inc. 7.50%, 6/1/2031 (a)	329,000	336,302
Go Daddy Operating Co. LLC 3.50%, 3/1/2029 (a)	605,000	573,582
ION Platform Finance US, Inc.
5.00%, 5/1/2028 (a)	78,000	72,992
8.75%, 5/1/2029 (a)	43,000	39,248
9.50%, 5/30/2029 (a)	730,000	677,181
9.00%, 8/1/2029 (a)	597,000	545,999
Newfold Digital Holdings Group, Inc. 11.75%, 4/30/2029 (a)	102,000	62,526
Twilio, Inc.
3.63%, 3/15/2029	21,000	20,233
3.88%, 3/15/2031	419,000	392,813
Unisys Corp. 10.63%, 1/15/2031 (a)	290,000	277,018
Virtusa Corp. 7.13%, 12/15/2028 (a)	142,000	126,812
		8,414,935
Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc.
4.25%, 5/1/2028 (a)	220,000	217,090
4.00%, 3/15/2031 (a)	417,000	392,418
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a)	261,000	266,007
		875,515
Machinery — 0.8%
Amsted Industries, Inc.
4.63%, 5/15/2030 (a)	100,000	96,837
6.38%, 3/15/2033 (a)	287,000	290,539
ATS Corp. (Canada) 4.13%, 12/15/2028 (a)	142,000	137,636
Calderys Financing LLC (France) 11.25%, 6/1/2028 (a)	323,000	334,302
Columbus McKinnon Corp. 7.13%, 2/1/2033 (a)	374,000	378,451
Enpro, Inc. 6.13%, 6/1/2033 (a)	184,000	184,793
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	49

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Machinery — continued
Esab Corp.
6.25%, 4/15/2029 (a)	440,000	445,074
5.63%, 4/1/2031 (a)	274,000	271,526
GrafTech Finance, Inc. 4.63%, 12/23/2029 (a)	376,000	216,383
GrafTech Global Enterprises, Inc. 9.88%, 12/23/2029 (a)	76,000	55,044
Lsf12 Helix Parent LLC 7.13%, 2/1/2033 (a)	300,000	300,119
Manitowoc Co., Inc. (The) 9.25%, 10/1/2031 (a)	136,000	147,005
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	203,000	211,185
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	182,000	175,599
Park-Ohio Industries, Inc. 8.50%, 8/1/2030 (a)	157,000	165,553
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	202,000	197,081
Terex Corp.
5.00%, 5/15/2029 (a)	406,000	402,603
6.25%, 10/15/2032 (a)	169,000	170,570
Titan International, Inc. 7.00%, 4/30/2028	290,000	289,801
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	252,000	257,573
Wabash National Corp. 4.50%, 10/15/2028 (a)	166,000	156,489
WS Escrow LLC 7.75%, 6/1/2033 (a)	322,000	335,238
		5,219,401
Marine Transportation — 0.1%
Danaos Corp. (Greece) 6.88%, 10/15/2032 (a)	281,000	287,365
Media — 6.9%
Advantage Sales & Marketing, Inc. 9.00%, 11/15/2030 (a)	227,339	188,932
AMC Global Media, Inc.
4.25%, 2/15/2029	155,000	143,060
10.50%, 7/15/2032 (a)	544,000	575,157
Block Communications, Inc. 10.25%, 3/1/2031 (a)	144,000	125,314
Clear Channel Outdoor Holdings, Inc.
7.50%, 6/1/2029	843,000	843,000
7.88%, 4/1/2030 (a)	280,000	290,498
7.13%, 2/15/2031 (a)	188,000	193,879
7.50%, 3/15/2033 (a)	294,000	309,861
CMG Media Corp. 8.88%, 6/18/2029 (a)	260,000	199,637
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Media — continued
CSC Holdings LLC
5.50%, 4/15/2027 (a)	200,000	115,250
5.38%, 2/1/2028 (a)	943,000	508,561
11.75%, 1/31/2029 (a)	404,000	222,181
6.50%, 2/1/2029 (a)	1,603,000	850,146
5.75%, 1/15/2030 (a)	1,043,000	220,334
4.13%, 12/1/2030 (a)	799,000	421,445
4.63%, 12/1/2030 (a)	651,000	138,337
5.00%, 11/15/2031 (a)	867,000	182,417
Directv Financing LLC
5.88%, 8/15/2027 (a)	580,000	578,416
10.00%, 2/15/2031 (a)	1,316,000	1,392,662
9.25%, 6/1/2032 (a)	630,000	657,720
Discovery Communications LLC 3.63%, 5/15/2030	979,000	916,589
Discovery Global Holdings, Inc.
4.05%, 3/15/2029	878,000	869,220
4.28%, 3/15/2032	1,735,000	1,584,498
5.05%, 3/15/2042	738,000	536,585
5.14%, 3/15/2052	1,045,000	701,456
DISH DBS Corp. 5.25%, 12/1/2026 (a)	62,000	61,783
Dotdash Meredith, Inc. 7.63%, 6/15/2032 (a)	417,000	400,287
EchoStar Corp.
10.75%, 11/30/2029	2,220,000	2,399,426
6.75% (Cash), 11/30/2030 (c)	1,111,602	1,128,213
EW Scripps Co. (The) 9.88%, 8/15/2030 (a)	119,000	107,328
Gray Media, Inc.
10.50%, 7/15/2029 (a)	218,000	230,000
4.75%, 10/15/2030 (a)	472,000	388,453
5.38%, 11/15/2031 (a)	1,012,000	787,893
7.25%, 8/15/2033 (a)	571,000	570,953
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	262,846	235,841
10.88%, 5/1/2030 (a)	613,291	430,837
7.75%, 8/15/2030 (a)	82,000	68,470
Lamar Media Corp.
3.75%, 2/15/2028	689,000	675,447
4.00%, 2/15/2030	246,000	234,690
3.63%, 1/15/2031	73,000	67,968
5.38%, 11/1/2033 (a)	25,000	24,325
LCPR Senior Secured Financing DAC (Puerto Rico)
6.75%, 10/15/2027 (a)	646,000	371,450
5.13%, 7/15/2029 (a)	235,000	133,001
McGraw-Hill Education, Inc.
5.75%, 8/1/2028 (a)	542,000	540,349
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
7.38%, 9/1/2031 (a)	330,000	338,945
Midcontinent Communications 8.00%, 8/15/2032 (a)	431,000	374,220
Neptune Bidco US, Inc.
9.29%, 4/15/2029 (a)	1,378,000	1,411,385
10.38%, 5/15/2031 (a)	118,000	123,988
9.50%, 2/15/2033 (a)	757,000	777,243
Nexstar Media, Inc.
4.75%, 11/1/2028 (a)	348,000	342,871
6.50%, 9/15/2033 (a)	1,709,000	1,716,619
7.25%, 4/15/2034 (a)	524,000	530,768
Outfront Media Capital LLC
4.25%, 1/15/2029 (a)	541,000	526,926
4.63%, 3/15/2030 (a)	285,000	276,129
6.00%, 6/15/2034 (a)	17,000	16,795
Paramount Global
3.70%, 6/1/2028	69,000	67,201
4.20%, 6/1/2029	645,000	618,609
7.88%, 7/30/2030	31,000	32,617
4.20%, 5/19/2032	1,143,000	995,713
5.50%, 5/15/2033	879,000	784,257
5.90%, 10/15/2040	559,000	418,318
4.38%, 3/15/2043	1,454,000	921,326
5.25%, 4/1/2044	357,000	238,230
Radiate Holdco LLC 9.25% (Blend (Cash 6.00% + PIK 3.25%)), 3/25/2030 (a) (c)	298,639	232,835
Scripps Escrow II, Inc.
3.88%, 1/15/2029 (a)	355,000	332,115
5.38%, 1/15/2031 (a)	263,000	149,915
SES SA (Luxembourg) 5.30%, 4/4/2043 (a)	34,000	24,769
Sinclair Television Group, Inc.
8.13%, 2/15/2033 (a)	642,000	667,365
9.75%, 2/15/2033 (a)	289,000	323,680
Sirius XM Radio LLC
5.00%, 8/1/2027 (a)	770,000	768,014
4.00%, 7/15/2028 (a)	635,000	619,218
5.50%, 7/1/2029 (a)	785,000	783,779
4.13%, 7/1/2030 (a)	559,000	526,097
5.88%, 4/15/2032 (a)	660,000	651,210
Stagwell Global LLC 5.63%, 8/15/2029 (a)	476,000	463,613
Sunrise FinCo. I BV (Netherlands) 4.88%, 7/15/2031 (a)	572,000	539,379
Univision Communications, Inc.
4.50%, 5/1/2029 (a)	107,000	101,859
7.38%, 6/30/2030 (a)	492,000	493,846
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Media — continued
8.50%, 7/31/2031 (a)	1,119,000	1,127,747
8.88%, 4/15/2033 (a)	889,000	878,659
Versant Media Group, Inc. 7.25%, 1/30/2031 (a)	348,000	360,883
Virgin Media O2 Vendor Financing Notes VI DAC (Ireland) 8.50%, 3/15/2033 (a)	378,000	253,692
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (a)	919,000	775,434
Ziggo Bond Co. BV (Netherlands) 5.13%, 2/28/2030 (a)	427,000	363,122
Ziggo BV (Netherlands) 4.88%, 1/15/2030 (a)	414,000	382,096
		42,953,356
Metals & Mining — 2.2%
Alcoa Nederland Holding BV 7.13%, 3/15/2031 (a)	621,000	642,283
Alumina Pty. Ltd. 6.13%, 3/15/2030 (a)	330,000	333,830
Arsenal AIC Parent LLC
8.00%, 10/1/2030 (a)	241,000	250,386
11.50%, 10/1/2031 (a)	274,000	290,698
Century Aluminum Co. 6.88%, 8/1/2032 (a)	241,000	246,951
Champion Iron Canada, Inc. (Canada) 7.88%, 7/15/2032 (a)	211,000	215,193
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	23,000	22,342
6.88%, 11/1/2029 (a)	31,000	31,445
6.75%, 4/15/2030 (a)	595,000	598,986
4.88%, 3/1/2031 (a)	352,000	326,114
7.50%, 9/15/2031 (a)	268,000	275,562
7.00%, 3/15/2032 (a)	401,000	404,514
7.38%, 5/1/2033 (a)	712,000	726,243
7.63%, 1/15/2034 (a)	442,000	450,986
Coeur Mining, Inc.
5.13%, 2/15/2029 (a)	129,000	127,729
6.88%, 4/1/2032 (a)	161,000	164,739
Commercial Metals Co.
3.88%, 2/15/2031	23,000	21,595
4.38%, 3/15/2032	657,000	616,650
5.75%, 11/15/2033 (a)	54,000	53,155
6.00%, 12/15/2035 (a)	502,000	495,720
Compass Minerals International, Inc. 8.00%, 7/1/2030 (a)	143,000	149,502
Constellium SE 3.75%, 4/15/2029 (a)	263,000	252,738
Eldorado Gold Corp. (Turkey) 6.25%, 9/1/2029 (a)	202,000	201,576
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	51

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — continued
Fortescue Treasury Pty. Ltd. (Australia)
4.50%, 9/15/2027 (a)	271,000	268,902
5.88%, 4/15/2030 (a)	440,000	441,796
4.38%, 4/1/2031 (a)	180,000	169,953
6.13%, 4/15/2032 (a)	305,000	308,379
Hudbay Minerals, Inc. (Canada) 6.13%, 4/1/2029 (a)	220,000	221,018
Infrabuild Australia Pty. Ltd. (Australia) 14.50%, 11/15/2028 (a)	256,000	261,871
JW Aluminum Continuous Cast Co. 10.25%, 4/1/2030 (a)	153,000	160,917
Kaiser Aluminum Corp. 4.50%, 6/1/2031 (a)	532,000	505,426
Mineral Resources Ltd. (Australia)
9.25%, 10/1/2028 (a)	327,000	336,384
7.00%, 4/1/2031 (a)	854,000	880,706
6.25%, 5/1/2034 (a)	89,000	87,172
Novelis Corp.
4.75%, 1/30/2030 (a)	1,472,000	1,419,391
3.88%, 8/15/2031 (a)	126,000	115,226
6.38%, 8/15/2033 (a)	48,000	48,117
PLS Group Ltd. (Australia) 6.88%, 5/1/2031 (a)	266,000	271,631
Skeena Resources Ltd. (Canada) 8.50%, 4/1/2031 (a)	336,000	354,955
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	241,000	232,974
TMS International Corp. 6.25%, 4/15/2029 (a)	140,000	139,370
Trekor Metals Ltd. (Canada) 8.25%, 5/1/2030 (a)	211,000	220,299
United States Steel Corp. 6.65%, 6/1/2037	242,000	255,453
		13,598,877
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Arbor Realty SR, Inc.
8.50%, 12/15/2028 (a)	51,000	50,639
7.88%, 7/15/2030 (a)	324,000	304,689
Blackstone Mortgage Trust, Inc.
7.75%, 12/1/2029 (a)	336,000	348,156
6.25%, 6/1/2031 (a)	34,000	32,572
EF Holdco 7.38%, 9/30/2030 (a)	90,000	89,607
Rithm Capital Corp.
8.00%, 4/1/2029 (a)	289,000	292,977
8.00%, 7/15/2030 (a)	327,000	328,718
8.50%, 6/1/2031 (a)	137,000	138,413
Starwood Property Trust, Inc.
5.25%, 10/15/2028 (a)	280,000	278,080
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Mortgage Real Estate Investment Trusts (REITs) — continued
5.88%, 8/15/2029 (a)	233,000	233,983
6.00%, 4/15/2030 (a)	96,000	96,370
6.50%, 7/1/2030 (a)	216,000	219,781
6.50%, 10/15/2030 (a)	54,000	54,970
5.75%, 1/15/2031 (a)	80,000	79,238
6.13%, 6/1/2031 (a)	808,000	809,703
		3,357,896
Multi-Utilities — 0.1%
Puget Energy, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.96%), 7.00%, 9/15/2056 (b)	25,000	25,093
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 7.25%, 9/15/2056 (b)	358,000	358,861
		383,954
Office REITs — 0.1%
Hudson Pacific Properties LP
3.95%, 11/1/2027	117,000	114,068
5.95%, 2/15/2028	340,000	337,730
4.65%, 4/1/2029	226,000	214,216
		666,014
Oil, Gas & Consumable Fuels — 9.0%
Aethon United BR LP 7.50%, 10/1/2029 (a)	404,000	419,186
Alliance Resource Operating Partners LP 8.63%, 6/15/2029 (a)	161,000	167,646
Antero Midstream Partners LP
5.38%, 6/15/2029 (a)	164,000	163,984
6.63%, 2/1/2032 (a)	529,000	540,488
5.75%, 10/15/2033 (a)	337,000	332,697
5.75%, 7/1/2034 (a)	60,000	58,875
Ascent Resources Utica Holdings LLC
5.88%, 6/30/2029 (a)	372,000	372,059
6.63%, 10/15/2032 (a)	401,000	404,727
6.63%, 7/15/2033 (a)	65,000	65,648
BKV Upstream Midstream LLC 7.50%, 10/15/2030 (a)	119,000	120,264
Blue Racer Midstream LLC
7.00%, 7/15/2029 (a)	351,000	360,482
7.25%, 7/15/2032 (a)	83,000	85,806
Breakwater Energy Holdings Sarl (Luxembourg) 9.25%, 11/15/2030 (a)	250,000	266,197
Buckeye Partners LP
4.13%, 12/1/2027	530,000	522,094
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
4.50%, 3/1/2028 (a)	205,000	201,942
6.88%, 7/1/2029 (a)	43,000	44,010
5.85%, 11/15/2043	603,000	536,749
5.60%, 10/15/2044	42,000	36,040
California Resources Corp. 7.00%, 1/15/2034 (a)	550,000	549,951
Calumet Specialty Products Partners LP
9.75%, 7/15/2028 (a)	218,000	224,806
9.75%, 2/15/2031 (a)	183,000	198,273
Caturus Energy LLC
8.50%, 2/15/2030 (a)	309,000	322,504
7.13%, 5/15/2031 (a)	160,000	160,208
Chord Energy Corp.
6.00%, 10/1/2030 (a)	32,000	32,384
6.75%, 3/15/2033 (a)	598,000	611,450
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	170,000	163,688
CNX Resources Corp.
7.38%, 1/15/2031 (a)	487,000	498,707
7.25%, 3/1/2032 (a)	62,000	63,818
5.88%, 3/1/2034 (a)	187,000	182,351
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	266,000	263,079
5.88%, 1/15/2030 (a)	810,000	777,572
Coronado Finance Pty. Ltd. (Australia) 9.25%, 10/1/2029 (a)	413,000	352,334
CQP Holdco LP 5.50%, 6/15/2031 (a)	903,000	883,181
Crescent Energy Finance LLC
9.75%, 10/15/2030 (a)	15,000	15,795
7.63%, 4/1/2032 (a)	309,000	317,739
7.38%, 1/15/2033 (a)	1,029,000	1,051,056
8.38%, 1/15/2034 (a)	175,000	184,700
CVR Energy, Inc.
5.75%, 2/15/2028 (a)	122,000	121,809
7.50%, 2/15/2031 (a)	58,000	59,762
7.88%, 2/15/2034 (a)	244,000	253,186
DBR Land Holdings LLC 6.25%, 12/1/2030 (a)	202,000	205,676
Delek Logistics Partners LP
8.63%, 3/15/2029 (a)	562,000	581,766
7.38%, 6/30/2033 (a)	55,000	56,608
6.88%, 6/1/2034 (a)	277,000	279,430
Energy Transfer LP
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (b)	730,000	765,083
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.83%), 7.13%, 10/1/2054 (b)	602,000	617,847
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.22%), 6.70%, 1/15/2057 (b)	705,000	698,930
EnQuest plc (United Kingdom) 9.88%, 4/30/2031 (a)	200,000	211,526
Excelerate Energy LP 8.00%, 5/15/2030 (a)	336,000	353,688
Genesis Energy LP
8.25%, 1/15/2029	63,000	64,891
8.88%, 4/15/2030	284,000	296,717
7.88%, 5/15/2032	519,000	538,706
8.00%, 5/15/2033	201,000	210,863
6.75%, 3/15/2034	255,000	256,733
Global Partners LP
8.25%, 1/15/2032 (a)	461,000	482,096
7.13%, 7/1/2033 (a)	49,000	50,390
Golar LNG Ltd. (Cameroon) 7.50%, 10/2/2030 (a)	200,000	203,450
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	273,000	278,037
Harvest Midstream I LP
7.50%, 5/15/2032 (a)	372,000	386,069
6.75%, 5/15/2034 (a)	163,000	165,406
Hess Midstream Operations LP
5.88%, 3/1/2028 (a)	33,000	33,299
5.13%, 6/15/2028 (a)	791,000	788,959
6.50%, 6/1/2029 (a)	399,000	406,664
4.25%, 2/15/2030 (a)	30,000	28,873
5.50%, 10/15/2030 (a)	64,000	63,782
Hilcorp Energy I LP
6.25%, 11/1/2028 (a)	529,000	530,740
6.00%, 4/15/2030 (a)	43,000	42,871
6.25%, 4/15/2032 (a)	1,033,000	1,014,807
8.38%, 11/1/2033 (a)	32,000	33,930
6.88%, 5/15/2034 (a)	141,000	139,748
7.25%, 2/15/2035 (a)	310,000	312,018
Howard Midstream Energy Partners LLC
7.38%, 7/15/2032 (a)	251,000	259,167
6.63%, 1/15/2034 (a)	320,000	322,756
6.63%, 1/15/2035 (a)	265,000	266,348
Infinity Natural Resources LLC 7.63%, 4/1/2031 (a)	142,000	143,882
Ithaca Energy North Sea plc (United Kingdom) 8.13%, 10/15/2029 (a)	361,000	375,089
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	53

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
ITT Holdings LLC 6.50%, 8/1/2029 (a)	511,000	509,417
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	731,000	744,048
5.88%, 6/15/2030 (a)	115,000	115,576
Kraken Oil & Gas Partners LLC
7.63%, 8/15/2029 (a)	202,000	206,385
7.13%, 5/15/2031 (a)	168,000	168,183
Magnolia Oil & Gas Operating LLC
6.88%, 12/1/2032 (a)	168,000	172,134
6.63%, 8/15/2034 (a)	259,000	261,932
Matador Resources Co.
6.50%, 4/15/2032 (a)	203,000	205,120
6.25%, 4/15/2033 (a)	75,000	74,996
6.00%, 4/15/2034 (a)	745,000	729,709
Moss Creek Resources Holdings, Inc. 8.25%, 9/1/2031 (a)	338,000	342,779
Murphy Oil Corp.
6.00%, 10/1/2032	715,000	713,052
5.87%, 12/1/2042 (g)	195,000	169,751
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	283,000	291,940
8.38%, 2/15/2032 (a)	639,000	669,929
Northern Oil & Gas, Inc. 7.88%, 10/15/2033 (a)	547,000	562,725
Northriver Midstream Finance LP (Canada) 6.75%, 7/15/2032 (a)	257,000	261,925
NuStar Logistics LP 6.38%, 10/1/2030	430,000	440,746
Par Petroleum LLC 7.38%, 6/1/2034 (a)	144,000	149,427
PBF Holding Co. LLC
9.88%, 3/15/2030 (a)	150,000	160,196
7.88%, 9/15/2030 (a)	711,000	736,858
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	178,000	184,006
Range Resources Corp. 4.75%, 2/15/2030 (a)	517,000	505,733
Rockies Express Pipeline LLC
4.80%, 5/15/2030 (a)	273,000	265,473
6.75%, 3/15/2033 (a)	32,000	32,637
6.88%, 4/15/2040 (a)	598,000	597,509
Saturn Oil & Gas, Inc. (Canada) 8.50%, 7/30/2031 (a)	292,000	303,158
SM Energy Co.
8.38%, 7/1/2028 (a)	98,000	100,273
6.50%, 7/15/2028	519,000	520,221
8.63%, 11/1/2030 (a)	276,000	289,940
8.75%, 7/1/2031 (a)	1,083,000	1,132,980
7.00%, 8/1/2032 (a)	320,000	327,227
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
9.63%, 6/15/2033 (a)	421,000	464,074
South Bow Canadian Infrastructure Holdings Ltd. (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.67%), 7.50%, 3/1/2055 (b)	110,000	115,431
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.95%), 7.63%, 3/1/2055 (b)	358,000	371,784
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (a)	342,000	356,375
Sunoco LP
5.88%, 7/15/2027 (a)	165,000	165,142
7.00%, 9/15/2028 (a)	185,000	188,374
4.50%, 5/15/2029	935,000	914,551
4.50%, 10/1/2029 (a)	310,000	302,381
4.50%, 4/30/2030	500,000	486,062
4.63%, 5/1/2030 (a)	825,000	798,268
5.38%, 7/15/2031 (a)	91,000	89,763
6.63%, 8/15/2032 (a)	58,000	58,938
6.25%, 7/1/2033 (a)	277,000	278,462
5.88%, 3/15/2034 (a)	847,000	834,817
5.63%, 7/15/2034 (a)	331,000	321,487
Tallgrass Energy Partners LP
5.50%, 1/15/2028 (a)	72,000	71,999
7.38%, 2/15/2029 (a)	250,000	256,936
6.00%, 12/31/2030 (a)	326,000	326,123
6.00%, 9/1/2031 (a)	156,000	154,255
6.75%, 3/15/2034 (a)	642,000	647,015
Talos Production, Inc.
9.38%, 2/1/2031 (a)	280,000	296,887
8.00%, 7/15/2034 (a)	68,000	70,319
Teine Energy Ltd. (Canada) 6.88%, 4/15/2029 (a)	160,000	159,926
TerraForm Power Operating LLC
5.00%, 1/31/2028 (a)	413,000	408,539
4.75%, 1/15/2030 (a)	186,000	178,816
TGNR Intermediate Holdings LLC 5.50%, 10/15/2029 (a)	309,000	305,264
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029 (a)	642,000	615,066
6.25%, 1/15/2030 (a)	478,000	488,057
4.13%, 8/15/2031 (a)	300,000	280,286
3.88%, 11/1/2033 (a)	795,000	706,105
6.00%, 5/1/2036 (a)	124,000	123,482
Venture Global LNG, Inc.
9.50%, 2/1/2029 (a)	2,270,000	2,441,539
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
7.00%, 1/15/2030 (a)	526,000	541,365
8.38%, 6/1/2031 (a)	1,529,000	1,589,996
9.88%, 2/1/2032 (a)	242,000	257,987
6.38%, 12/15/2034 (a)	20,000	19,849
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030 (a)	107,000	109,245
7.50%, 5/1/2033 (a)	1,181,000	1,282,816
6.50%, 6/15/2034 (a)	64,000	66,183
7.75%, 5/1/2035 (a)	1,089,000	1,211,058
6.75%, 1/15/2036 (a)	1,462,000	1,538,938
Vermilion Energy, Inc. (Canada) 7.25%, 2/15/2033 (a)	301,000	301,907
Wildfire Intermediate Holdings LLC 7.50%, 10/15/2029 (a)	244,000	252,911
		55,848,855
Paper & Forest Products — 0.2%
Clearwater Paper Corp. 4.75%, 8/15/2028 (a)	108,000	97,635
Domtar Corp. 6.75%, 10/1/2028 (a)	267,000	219,979
Magnera Corp.
4.75%, 11/15/2029 (a)	32,000	30,164
7.25%, 11/15/2031 (a)	502,000	493,626
Mercer International, Inc. (Germany) 5.13%, 2/1/2029	534,000	160,200
		1,001,604
Passenger Airlines — 0.8%
Alaska Airlines, Inc. 6.50%, 6/1/2031 (a)	254,000	253,367
American Airlines, Inc.
7.25%, 2/15/2028 (a)	864,000	872,172
5.75%, 4/20/2029 (a)	604,091	603,649
CHC Group LLC 11.75%, 9/1/2030 (a)	185,000	157,250
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	770,000	661,202
OneSky Flight LLC 8.88%, 12/15/2029 (a)	225,000	236,248
United Airlines Holdings, Inc. 5.38%, 3/1/2031	842,000	833,922
VistaJet Malta Finance plc (Switzerland) 6.38%, 2/1/2030 (a)	855,000	826,015
WestJet An Alberta Partnership (Canada) 8.00%, 2/14/2031 (a)	214,000	205,928
		4,649,753
Personal Care Products — 0.5%
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	367,000	363,170
Coty, Inc.
4.75%, 1/15/2029 (a)	654,000	639,908
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Personal Care Products — continued
5.60%, 1/15/2031 (a)	271,000	263,735
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	153,000	152,924
4.13%, 4/1/2029 (a)	391,000	378,852
Opal Bidco SAS (France) 6.50%, 3/31/2032 (a)	271,000	273,564
Perrigo Finance Unlimited Co.
5.15%, 6/15/2030 (g)	457,000	441,442
6.13%, 9/30/2032	267,000	261,929
Prestige Brands, Inc. 3.75%, 4/1/2031 (a)	432,000	398,628
		3,174,152
Pharmaceuticals — 1.4%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	2,551,000	2,655,553
Amneal Pharmaceuticals LLC 6.88%, 8/1/2032 (a)	249,000	258,282
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (a)	416,000	415,474
Bausch Health Cos., Inc. (Canada)
5.00%, 1/30/2028 (a)	474,000	438,057
11.00%, 9/30/2028 (a)	108,000	114,072
5.25%, 1/30/2030 (a)	317,000	224,987
14.00%, 10/15/2030 (a)	705,000	680,325
5.25%, 2/15/2031 (a)	50,000	32,000
Elanco Animal Health, Inc. 6.40%, 8/28/2028 (g)	299,000	306,060
Endo Finance Holdings LP 8.50%, 4/15/2031 (a)	423,000	445,922
Harrow, Inc. 8.63%, 9/15/2030 (a)	121,000	123,804
HLF Financing Sarl LLC 7.75%, 5/1/2033 (a)	364,000	367,723
HLF Financing SARL LLC 4.88%, 6/1/2029 (a)	248,000	233,703
Jazz Securities DAC 4.38%, 1/15/2029 (a)	737,000	723,304
Organon & Co.
4.13%, 4/30/2028 (a)	720,000	712,800
6.75%, 5/15/2034 (a)	514,000	538,850
7.88%, 5/15/2034 (a)	581,000	622,348
		8,893,264
Professional Services — 0.5%
Amentum Holdings, Inc. 7.25%, 8/1/2032 (a)	415,000	427,822
AMN Healthcare, Inc. 4.00%, 4/15/2029 (a)	310,000	300,340
CACI International, Inc. 6.38%, 6/15/2033 (a)	632,000	640,453
CoreLogic, Inc.
9.00%, 8/1/2031 (a)	667,000	662,420
12.00%, 2/1/2032 (a)	165,000	157,853
KBR, Inc. 4.75%, 9/30/2028 (a)	104,000	102,620
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	55

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Professional Services — continued
Science Applications International Corp.
4.88%, 4/1/2028 (a)	261,000	258,854
5.88%, 11/1/2033 (a)	129,000	127,718
TriNet Group, Inc.
3.50%, 3/1/2029 (a)	89,000	84,603
7.13%, 8/15/2031 (a)	276,000	281,778
VT Topco, Inc. 8.50%, 8/15/2030 (a)	224,000	230,385
		3,274,846
Real Estate Management & Development — 0.7%
Anywhere Real Estate Group LLC
5.75%, 1/15/2029 (a)	35,000	34,597
5.25%, 4/15/2030 (a)	282,000	273,032
7.00%, 4/15/2030 (a)	591,000	594,084
9.75%, 4/15/2030 (a)	19,000	20,357
Cushman & Wakefield US Borrower LLC
6.75%, 5/15/2028 (a)	63,000	63,085
8.88%, 9/1/2031 (a)	166,000	173,895
Five Point Operating Co. LP 8.00%, 10/1/2030 (a)	182,000	186,925
Forestar Group, Inc.
5.00%, 3/1/2028 (a)	134,000	133,158
6.50%, 3/15/2033 (a)	198,000	199,106
Greystar Real Estate Partners LLC 7.75%, 9/1/2030 (a)	169,000	175,658
Howard Hughes Corp. (The)
4.13%, 2/1/2029 (a)	469,000	454,569
4.38%, 2/1/2031 (a)	307,000	289,845
5.88%, 3/1/2032 (a)	32,000	31,489
6.13%, 3/1/2034 (a)	167,000	163,962
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	258,000	249,357
Kennedy-Wilson, Inc.
7.00%, 6/1/2031 (a)	78,000	79,813
7.25%, 6/1/2033 (a)	810,000	824,883
Newmark Group, Inc. 7.50%, 1/12/2029	200,000	208,000
		4,155,815
Semiconductors & Semiconductor Equipment — 0.4%
Amkor Technology, Inc. 5.88%, 10/1/2033 (a)	202,000	198,503
Entegris, Inc.
4.38%, 4/15/2028 (a)	297,000	293,434
4.75%, 4/15/2029 (a)	1,056,000	1,040,010
5.95%, 6/15/2030 (a)	34,000	34,307
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	308,000	300,621
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Semiconductors & Semiconductor Equipment — continued
Qnity Electronics, Inc.
5.75%, 8/15/2032 (a)	84,000	83,461
6.25%, 8/15/2033 (a)	653,000	657,310
Synaptics, Inc. 4.00%, 6/15/2029 (a)	166,000	163,650
		2,771,296
Software — 2.9%
AthenaHealth Group, Inc.
6.50%, 2/15/2030 (a)	968,000	946,054
7.50%, 2/15/2032 (a)	242,000	249,263
Capstone Borrower, Inc. 8.00%, 6/15/2030 (a)	342,000	333,512
Central Parent, Inc. 7.25%, 6/15/2029 (a)	571,000	303,755
Cloud Software Group LLC
6.50%, 3/31/2029 (a)	1,863,000	1,854,383
9.00%, 9/30/2029 (a)	1,021,000	1,023,682
8.25%, 6/30/2032 (a)	977,000	956,553
6.63%, 8/15/2033 (a)	672,000	609,333
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (a)	147,000	147,114
Dye & Durham Ltd. (Canada) 8.63%, 4/15/2029 (a)	179,000	110,575
Elastic NV 4.13%, 7/15/2029 (a)	249,000	239,682
Ellucian Holdings, Inc. 6.50%, 12/1/2029 (a)	303,000	298,822
Fair Isaac Corp.
4.00%, 6/15/2028 (a)	1,088,000	1,062,642
6.00%, 5/15/2033 (a)	333,000	327,570
6.25%, 9/15/2034 (a)	26,000	25,443
Gen Digital, Inc.
6.75%, 9/30/2027 (a)	591,000	592,941
7.13%, 9/30/2030 (a)	90,000	91,590
6.25%, 4/1/2033 (a)	357,000	356,889
GoTo Group, Inc. 5.50%, 5/1/2028 (a)	474,000	113,760
McAfee Corp. 7.38%, 2/15/2030 (a)	732,000	662,070
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	321,000	315,475
5.13%, 4/15/2029 (a)	135,000	131,626
OAK-Eagle Acquireco, Inc.
7.25%, 7/1/2033 (a)	891,000	926,568
8.75%, 7/1/2034 (a)	1,633,000	1,733,142
Open Text Corp. (Canada)
3.88%, 2/15/2028 (a)	685,000	670,810
3.88%, 12/1/2029 (a)	293,000	274,293
Open Text Holdings, Inc. (Canada)
4.13%, 2/15/2030 (a)	111,000	103,599
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Software — continued
4.13%, 12/1/2031 (a)	309,000	276,034
Pagaya US Holdings Co. LLC 8.88%, 8/1/2030 (a)	233,000	209,700
PTC, Inc. 4.00%, 2/15/2028 (a)	202,000	198,062
RingCentral, Inc. 8.50%, 8/15/2030 (a)	84,000	86,710
Rocket Software, Inc. 6.50%, 2/15/2029 (a)	582,000	570,478
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	192,000	192,079
6.50%, 6/1/2032 (a)	965,000	977,618
UKG, Inc. 6.88%, 2/1/2031 (a)	1,051,000	1,036,662
ZoomInfo Technologies LLC 3.88%, 2/1/2029 (a)	268,000	238,013
		18,246,502
Specialized REITs — 0.8%
Iron Mountain, Inc.
7.00%, 2/15/2029 (a)	198,000	201,529
4.88%, 9/15/2029 (a)	229,000	224,010
5.25%, 7/15/2030 (a)	1,177,000	1,154,981
4.50%, 2/15/2031 (a)	944,000	898,056
5.63%, 7/15/2032 (a)	671,000	659,013
6.25%, 1/15/2033 (a)	473,000	476,740
6.25%, 1/15/2035 (a)	25,000	24,723
Millrose Properties, Inc.
6.38%, 8/1/2030 (a)	381,000	386,300
6.25%, 9/15/2032 (a)	467,000	468,561
SBA Communications Corp. 3.13%, 2/1/2029	645,000	616,485
		5,110,398
Specialty Retail — 2.8%
Academy Ltd. 5.88%, 5/15/2031 (a)	125,000	124,153
Advance Auto Parts, Inc.
1.75%, 10/1/2027	658,000	633,945
5.95%, 3/9/2028	88,000	88,743
3.90%, 4/15/2030	92,000	86,438
7.00%, 8/1/2030 (a)	86,000	87,935
3.50%, 3/15/2032	346,000	299,656
7.38%, 8/1/2033 (a)	224,000	229,604
Arko Corp. 5.13%, 11/15/2029 (a)	204,000	182,914
Asbury Automotive Group, Inc.
4.63%, 11/15/2029 (a)	618,000	601,391
4.75%, 3/1/2030	34,000	33,136
5.00%, 2/15/2032 (a)	304,000	289,978
Bath & Body Works, Inc.
5.25%, 2/1/2028	52,000	52,082
7.50%, 6/15/2029	155,000	156,995
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Specialty Retail — continued
6.63%, 10/1/2030 (a)	63,000	64,232
6.88%, 11/1/2035	172,000	175,435
6.75%, 7/1/2036	863,000	859,269
Carvana Co. 9.00% (Cash), 6/1/2031 (a) (c)	1,238,556	1,365,678
Cougar JV Subsidiary LLC 8.00%, 5/15/2032 (a)	284,000	297,579
Escrow Rite Aid 0.00%, 12/31/2049 ‡	27,437	—
Gap, Inc. (The)
3.63%, 10/1/2029 (a)	202,000	191,006
3.88%, 10/1/2031 (a)	427,000	391,834
Gee Automotive Holdings LLC 7.25%, 3/1/2031 (a)	126,000	127,217
Global Auto Holdings Ltd. (United Kingdom)
11.50%, 8/15/2029 (a)	291,000	308,009
8.75%, 1/15/2032 (a)	444,000	435,322
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	543,000	529,708
Ken Garff Automotive LLC 4.88%, 9/15/2028 (a)	162,000	160,985
LBM Acquisition LLC
6.25%, 1/15/2029 (a)	311,000	196,393
9.50%, 6/15/2031 (a)	379,000	311,705
LCM Investments Holdings II LLC
4.88%, 5/1/2029 (a)	221,000	216,203
8.25%, 8/1/2031 (a)	541,000	562,075
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	65,000	64,769
3.88%, 6/1/2029 (a)	670,000	643,387
5.50%, 10/1/2030 (a)	117,000	116,158
4.38%, 1/15/2031 (a)	146,000	139,083
Men's Wearhouse LLC (The) 9.00%, 2/1/2031 (a)	145,000	155,722
Michaels Cos., Inc. (The)
8.50%, 3/15/2033 (a)	1,072,000	1,061,214
11.00%, 3/15/2034 (a)	104,000	100,911
Murphy Oil USA, Inc.
4.75%, 9/15/2029	236,000	232,198
3.75%, 2/15/2031 (a)	351,000	327,203
5.88%, 6/1/2034 (a)	65,000	64,468
Park River Holdings, Inc.
8.75%, 12/31/2030 (a)	475,285	450,178
8.00%, 3/15/2031 (a)	87,000	87,466
Penske Automotive Group, Inc. 3.75%, 6/15/2029	240,000	230,203
Petco Health & Wellness Co., Inc. 8.25%, 2/1/2031 (a)	71,000	72,142
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	57

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — continued
PetSmart LLC 7.50%, 9/15/2032 (a)	1,162,000	1,173,181
Sally Holdings LLC 6.75%, 4/1/2032	249,000	254,683
Sonic Automotive, Inc. 4.88%, 11/15/2031 (a)	491,000	469,602
Specialty Building Products Holdings LLC 7.75%, 10/15/2029 (a)	212,000	202,523
Staples, Inc.
10.75%, 9/1/2029 (a)	862,000	828,146
12.75%, 1/15/2030 (a)	581,520	463,235
Upbound Group, Inc. 6.38%, 2/15/2029 (a)	203,000	202,027
Valvoline, Inc. 3.63%, 6/15/2031 (a)	234,000	214,575
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	259,000	251,989
Victra Holdings LLC 8.75%, 9/15/2029 (a)	244,000	250,147
White Cap Supply Holdings LLC 7.38%, 11/15/2030 (a)	275,000	279,238
		17,394,068
Technology Hardware, Storage & Peripherals — 0.3%
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	426,000	444,551
Seagate Data Storage Technology Pte. Ltd.
4.09%, 6/1/2029	425,000	412,505
9.63%, 12/1/2032	318,000	349,988
5.75%, 12/1/2034	288,000	286,145
Xerox Corp. 10.25%, 10/15/2030 (a)	502,000	439,250
Xerox Holdings Corp.
8.88%, 11/30/2029 (a)	452,000	175,150
13.50%, 7/1/2030 (a) (g)	58,000	31,900
		2,139,489
Textiles, Apparel & Luxury Goods — 0.5%
Beach Acquisition Bidco LLC 10.00% (Cash), 7/15/2033 (a) (c)	1,264,641	1,357,405
Champ Acquisition Corp. 8.38%, 12/1/2031 (a)	203,000	212,908
Crocs, Inc.
4.25%, 3/15/2029 (a)	169,000	163,547
4.13%, 8/15/2031 (a)	123,000	114,243
Kontoor Brands, Inc. 4.13%, 11/15/2029 (a)	166,000	158,705
Levi Strauss & Co. 3.50%, 3/1/2031 (a)	211,000	194,531
Under Armour, Inc. 7.25%, 7/15/2030 (a)	161,000	162,207
VF Corp.
2.95%, 4/23/2030	35,000	31,784
6.00%, 10/15/2033	288,000	280,139
6.45%, 11/1/2037	191,000	177,362
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Textiles, Apparel & Luxury Goods — continued
William Carter Co. (The) 7.38%, 2/15/2031 (a)	92,000	94,982
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a)	232,000	220,663
		3,168,476
Tobacco — 0.0% ^
Turning Point Brands, Inc. 7.63%, 3/15/2032 (a)	127,000	129,746
Trading Companies & Distributors — 2.1%
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a)	202,000	196,020
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (a)	125,000	124,604
Boise Cascade Co. 4.88%, 7/1/2030 (a)	162,000	159,052
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	380,000	387,984
8.63%, 5/15/2032 (a)	71,000	73,830
8.00%, 3/15/2033 (a)	469,000	481,188
7.13%, 7/1/2034 (a)	547,000	538,332
FTAI Aviation Investors LLC
5.50%, 5/1/2028 (a)	328,000	327,236
7.88%, 12/1/2030 (a)	176,000	183,740
7.00%, 5/1/2031 (a)	611,000	629,066
7.00%, 6/15/2032 (a)	293,000	300,355
5.88%, 4/15/2033 (a)	60,000	59,135
Herc Holdings, Inc.
6.63%, 6/15/2029 (a)	282,000	287,623
7.00%, 6/15/2030 (a)	818,000	846,183
5.75%, 3/15/2031 (a)	25,000	24,941
7.25%, 6/15/2033 (a)	859,000	888,322
QXO Building Products, Inc.
6.50%, 7/15/2031 (a)	18,000	18,203
6.75%, 4/30/2032 (a)	1,519,000	1,553,670
6.88%, 7/15/2034 (a)	660,000	667,847
United Rentals North America, Inc.
4.88%, 1/15/2028	281,000	279,943
5.25%, 1/15/2030	708,000	704,947
4.00%, 7/15/2030	521,000	496,129
3.75%, 1/15/2032	927,000	850,038
5.38%, 11/15/2033 (a)	97,000	94,464
6.13%, 3/15/2034 (a)	999,000	1,015,248
WESCO Distribution, Inc.
6.38%, 3/15/2029 (a)	79,000	80,212
6.63%, 3/15/2032 (a)	925,000	946,135
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Trading Companies & Distributors — continued
6.38%, 3/15/2033 (a)	177,000	179,728
5.50%, 4/15/2034 (a)	520,000	505,909
		12,900,084
Transportation Infrastructure — 0.2%
Carrix, Inc. 6.13%, 8/1/2033 (a)	1,056,000	1,055,097
Wireless Telecommunication Services — 0.9%
Altice France Lux 3 (Luxembourg) 10.00%, 1/15/2033 (a)	149,000	145,128
Connect Finco SARL (United Kingdom) 9.00%, 9/15/2029 (a)	695,000	726,777
Iliad Holding SAS (France)
7.00%, 10/15/2028 (a)	448,000	449,079
7.00%, 4/15/2032 (a)	697,000	702,667
Millicom International Cellular SA (Guatemala)
4.50%, 4/27/2031 (a)	525,000	489,696
7.38%, 4/2/2032 (a)	325,000	333,937
Rogers Communications, Inc. (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.62%), 7.13%, 4/15/2055 (b)	784,000	789,379
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.84%), 6.88%, 7/31/2056 (b)	98,000	98,320
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.59%), 5.25%, 3/15/2082 (a) (b)	170,000	169,592
SES AMERICOM, Inc. (Luxembourg) 5.30%, 3/25/2044 (a)	265,000	192,809
Vmed O2 UK Financing I plc (United Kingdom) 7.75%, 4/15/2032 (a)	288,000	249,536
Vodafone Group plc (United Kingdom)
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (b)	90,000	92,301
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.13%, 6/4/2081 (b)	867,000	796,777
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.07%), 5.13%, 6/4/2081 (b)	711,000	524,334
		5,760,332
Total Corporate Bonds (Cost $619,029,699)		608,929,039
INVESTMENTS	SHARES	VALUE($)
Common Stocks — 0.0% ^
Containers & Packaging — 0.0% ^
Ardagh Holdings SA ‡ * (a)	1,260	8,232
Financial Services — 0.0% ^
Keenova Therapeutics plc	739	71,929
Par Health, Inc.	739	4,540
		76,469
Total Common Stocks (Cost $37,997)		84,701
Preferred Stocks — 0.0% ^
Containers & Packaging — 0.0% ^
Labels Buyer LLC Series A, 12.00%, 9/29/2026 ($1,000 par value) (j) (Cost $81,772)	17	12,835
	NO. OF WARRANTS
Warrants — 0.0% ^
Containers & Packaging — 0.0% ^
Labels Buyer LLC expiring 4/29/2033, price 1.00 USD * (Cost $802)	179	571
	SHARES
Short-Term Investments — 1.8%
Investment Companies — 1.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (k) (l) (Cost $10,984,457)	10,984,457	10,984,457
Total Investments — 99.6% (Cost $630,134,727)		620,011,603
Other Assets in Excess of Liabilities — 0.4%		2,608,716
NET ASSETS — 100.0%		622,620,319

Percentages indicated are based on net assets.

Abbreviations
PIK	Payment In Kind
REIT	Real Estate Investment Trust
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	59

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2026.
(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of August 31, 2026.

(f)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2026.

(g)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2026.

(h)	Defaulted security.
(i)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2026 is $201,577 or 0.03% of the
Fund’s net assets as of August 31, 2026.

(j)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of August 31, 2026.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of August 31, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Exchange-Traded Funds	August 31, 2026

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 98.5%
Aerospace & Defense — 2.2%
Boeing Co. (The)
3.60%, 5/1/2034	198,000	175,065
3.25%, 2/1/2035	95,000	80,655
3.38%, 6/15/2046	36,000	24,443
3.83%, 3/1/2059	21,000	13,787
Embraer Netherlands Finance BV (Brazil) 5.98%, 2/11/2035	74,000	75,781
GE Capital Funding LLC 4.55%, 5/15/2032	50,000	48,841
General Dynamics Corp.
2.63%, 11/15/2027	2,000	1,959
3.75%, 5/15/2028	2,000	1,977
4.25%, 4/1/2040	53,000	46,111
3.60%, 11/15/2042	6,000	4,629
4.25%, 4/1/2050	12,000	9,589
Huntington Ingalls Industries, Inc. 4.20%, 5/1/2030	102,000	98,855
L3Harris Technologies, Inc. 4.40%, 6/15/2028	118,000	117,331
Lockheed Martin Corp.
4.50%, 5/15/2036	25,000	23,537
Series B, 6.15%, 9/1/2036	45,000	47,732
5.72%, 6/1/2040 (a)	54,000	54,823
4.15%, 6/15/2053	48,000	36,389
5.90%, 11/15/2063	32,000	31,384
Northrop Grumman Corp.
3.25%, 1/15/2028	15,000	14,731
3.85%, 4/15/2045	57,000	43,466
4.03%, 10/15/2047	95,000	72,470
RTX Corp.
4.13%, 11/16/2028	33,000	32,601
5.75%, 1/15/2029	16,000	16,367
4.45%, 11/16/2038	38,000	34,281
6.40%, 3/15/2054	14,000	14,647
Textron, Inc. 3.38%, 3/1/2028	35,000	34,279
		1,155,730
Air Freight & Logistics — 0.4%
FedEx Corp.
4.25%, 5/15/2030	46,000	44,834
5.25%, 5/15/2050	18,000	16,010
GXO Logistics, Inc. 2.65%, 7/15/2031	41,000	36,201
United Parcel Service, Inc.
3.40%, 3/15/2029	17,000	16,489
2.50%, 9/1/2029	14,000	13,143
4.25%, 3/15/2049	77,000	60,083
5.30%, 4/1/2050	18,000	16,358
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Air Freight & Logistics — continued
5.05%, 3/3/2053	16,000	13,848
5.60%, 5/22/2064	8,000	7,369
		224,335
Automobile Components — 0.1%
Lear Corp. 3.50%, 5/30/2030	28,000	26,391
Magna International, Inc. (Canada) 5.50%, 3/21/2033	5,000	5,039
		31,430
Automobiles — 1.1%
Ford Motor Co.
6.63%, 10/1/2028	15,000	15,420
9.63%, 4/22/2030	35,000	39,339
7.45%, 7/16/2031	18,000	19,318
3.25%, 2/12/2032	45,000	39,356
6.10%, 8/19/2032	34,000	34,313
4.75%, 1/15/2043	26,000	20,089
General Motors Co.
5.00%, 4/1/2035	66,000	62,595
5.40%, 4/1/2048	8,000	6,949
5.95%, 4/1/2049	51,000	47,476
Honda Motor Co. Ltd. (Japan)
4.44%, 7/8/2028	20,000	19,875
2.97%, 3/10/2032	103,000	91,620
5.34%, 7/8/2035	28,000	27,500
Mercedes-Benz Finance North America LLC (Germany) 8.50%, 1/18/2031	18,000	20,300
Toyota Motor Corp. (Japan)
5.12%, 7/13/2028	28,000	28,292
3.67%, 7/20/2028	51,000	50,275
2.76%, 7/2/2029	18,000	17,137
5.12%, 7/13/2033	41,000	41,187
		581,041
Banks — 14.1%
Banco Santander SA (Spain) 2.96%, 3/25/2031	200,000	181,485
Bank of America Corp.
3.25%, 10/21/2027	15,000	14,816
Series L, 4.18%, 11/25/2027	111,000	110,494
(3-MONTH CME TERM SOFR + 1.30%), 3.42%, 12/20/2028 (b)	14,000	13,778
Series FIX, (SOFR + 0.83%), 4.98%, 1/24/2029 (b)	17,000	17,068
(3-MONTH CME TERM SOFR + 1.57%), 4.27%, 7/23/2029 (b)	31,000	30,716
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	61

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(3-MONTH CME TERM SOFR + 1.47%), 3.97%, 2/7/2030 (b)	7,000	6,854
(3-MONTH CME TERM SOFR + 1.44%), 3.19%, 7/23/2030 (b)	224,000	213,434
(3-MONTH CME TERM SOFR + 1.25%), 2.50%, 2/13/2031 (b)	187,000	172,000
(SOFR + 1.32%), 2.69%, 4/22/2032 (b)	215,000	192,830
(SOFR + 1.22%), 2.30%, 7/21/2032 (b)	15,000	13,123
(SOFR + 1.21%), 2.57%, 10/20/2032 (b)	6,000	5,289
(SOFR + 1.83%), 4.57%, 4/27/2033 (b)	2,000	1,930
(SOFR + 1.31%), 5.51%, 1/24/2036 (b)	14,000	13,984
(SOFR + 1.70%), 5.74%, 2/12/2036 (b)	75,000	74,713
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.48%, 9/21/2036 (b)	45,000	38,834
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.85%, 3/8/2037 (b)	86,000	79,013
(SOFR + 1.57%), 5.49%, 4/23/2037 (b)	14,000	13,587
(SOFR + 1.58%), 3.31%, 4/22/2042 (b)	50,000	37,329
Series L, 4.75%, 4/21/2045	17,000	14,678
(3-MONTH CME TERM SOFR + 3.41%), 4.08%, 3/20/2051 (b)	33,000	24,947
(SOFR + 1.88%), 2.83%, 10/24/2051 (b)	221,000	131,669
Bank of Montreal (Canada)
Series H, 4.70%, 9/14/2027	16,000	16,041
(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (b) (c)	8,000	7,866
Bank of Nova Scotia (The) (Canada)
5.25%, 6/12/2028	2,000	2,023
4.85%, 2/1/2030	45,000	44,877
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (b) (c)	15,000	14,254
Barclays plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.67%, 3/10/2032 (b)	202,000	180,279
Canadian Imperial Bank of Commerce (Canada) 6.09%, 10/3/2033	48,000	50,147
Citibank NA 4.84%, 8/6/2029	250,000	250,972
Citigroup, Inc.
6.63%, 1/15/2028	15,000	15,408
4.13%, 7/25/2028	8,000	7,903
(SOFR + 1.42%), 2.98%, 11/5/2030 (b)	167,000	156,861
(SOFR + 1.15%), 2.67%, 1/29/2031 (b)	132,000	121,929
(SOFR + 3.91%), 4.41%, 3/31/2031 (b)	173,000	169,177
(SOFR + 1.17%), 2.56%, 5/1/2032 (b)	50,000	44,466
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
6.63%, 6/15/2032	35,000	37,228
(SOFR + 2.66%), 6.17%, 5/25/2034 (b)	47,000	48,159
(SOFR + 1.49%), 5.17%, 9/11/2036 (b)	12,000	11,664
(3-MONTH CME TERM SOFR + 1.43%), 3.88%, 1/24/2039 (b)	16,000	13,496
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.73%), 5.41%, 9/19/2039 (b)	20,000	19,336
4.75%, 5/18/2046	31,000	25,510
(3-MONTH CME TERM SOFR + 2.10%), 4.28%, 4/24/2048 (b)	22,000	17,511
(SOFR + 1.75%), 5.61%, 3/4/2056 (b)	1,000	935
Citizens Financial Group, Inc.
(SOFR + 1.26%), 5.25%, 3/5/2031 (b)	50,000	50,041
2.64%, 9/30/2032	67,000	56,843
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.64%, 5/21/2037 (b)	13,000	12,822
Fifth Third Bancorp
(SOFRINDX + 2.19%), 6.36%, 10/27/2028 (b)	96,000	97,640
(SOFRINDX + 2.13%), 4.77%, 7/28/2030 (b)	101,000	100,277
HSBC Holdings plc (United Kingdom)
(SOFR + 1.29%), 2.21%, 8/17/2029 (b)	200,000	190,058
(SOFR + 2.87%), 5.40%, 8/11/2033 (b)	271,000	270,314
6.80%, 6/1/2038	149,000	157,222
6.10%, 1/14/2042	108,000	110,568
Huntington Bancshares, Inc.
(SOFR + 2.02%), 6.21%, 8/21/2029 (b)	31,000	31,734
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 5.61%, 1/28/2041 (b)	49,000	46,920
KeyCorp
(SOFRINDX + 2.06%), 4.79%, 6/1/2033 (b)	6,000	5,784
(SOFR + 1.37%), 5.31%, 1/28/2037 (b)	60,000	57,605
Lloyds Banking Group plc (United Kingdom) (3-MONTH SOFR + 1.21%), 3.57%, 11/7/2028 (b)	200,000	197,480
M&T Bank Corp.
(SOFR + 1.85%), 5.05%, 1/27/2034 (b)	80,000	77,803
(SOFR + 1.61%), 5.39%, 1/16/2036 (b)	40,000	38,970
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.96%, 3/2/2028	42,000	41,629
3.74%, 3/7/2029	128,000	125,009
4.15%, 3/7/2039	40,000	35,075
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Mizuho Financial Group, Inc. (Japan) (3-MONTH CME TERM SOFR + 1.57%), 2.87%, 9/13/2030 (b)	200,000	187,957
PNC Financial Services Group, Inc. (The)
3.45%, 4/23/2029	253,000	245,042
(SOFR + 1.95%), 5.94%, 8/18/2034 (b)	61,000	62,866
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 5.42%, 1/25/2041 (b)	24,000	22,946
Regions Financial Corp.
1.80%, 8/12/2028	10,000	9,446
7.38%, 12/10/2037	7,000	7,784
Royal Bank of Canada (Canada)
(SOFR + 1.10%), 4.97%, 8/2/2030 (b)	40,000	40,035
2.30%, 11/3/2031	178,000	156,477
5.00%, 2/1/2033	99,000	98,035
5.00%, 5/2/2033	22,000	21,775
Santander Holdings USA, Inc. (SOFR + 2.36%), 6.50%, 3/9/2029 (b)	53,000	54,134
Simmons First National Corp. (3-MONTH CME TERM SOFR + 3.02%), 6.25%, 10/1/2035 (b)	1,000	1,000
SouthState Bank Corp. (3-MONTH CME TERM SOFR + 3.19%), 7.00%, 6/13/2035 (b)	5,000	5,159
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.35%, 10/18/2027	28,000	27,627
3.54%, 1/17/2028	30,000	29,563
3.94%, 7/19/2028	5,000	4,936
4.31%, 10/16/2028	12,000	11,890
2.14%, 9/23/2030 (c)	14,000	12,470
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.30%), 5.33%, 3/3/2041 (b)	93,000	88,389
(SOFR + 1.78%), 5.80%, 7/8/2046 (b)	16,000	15,261
Toronto-Dominion Bank (The) (Canada)
4.69%, 9/15/2027	16,000	16,040
4.81%, 6/3/2030	48,000	47,753
2.00%, 9/10/2031	63,000	54,989
Truist Financial Corp.
(SOFR + 1.44%), 4.87%, 1/26/2029 (b)	26,000	26,027
(SOFR + 0.86%), 1.89%, 6/7/2029 (b)	16,000	15,192
(SOFR + 1.31%), 5.07%, 5/20/2031 (b)	50,000	49,876
(SOFR + 2.36%), 5.87%, 6/8/2034 (b)	50,000	50,884
US Bancorp
(SOFR + 2.02%), 5.78%, 6/12/2029 (b)	28,000	28,481
(SOFR + 0.87%), 4.48%, 1/26/2032 (b)	49,000	47,709
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(SOFR + 2.11%), 4.97%, 7/22/2033 (b)	55,000	53,574
(SOFR + 2.09%), 5.85%, 10/21/2033 (b)	90,000	92,280
(SOFR + 1.60%), 4.84%, 2/1/2034 (b)	21,000	20,360
(SOFR + 2.26%), 5.84%, 6/12/2034 (b)	39,000	39,885
(SOFR + 1.86%), 5.68%, 1/23/2035 (b)	16,000	16,177
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.25%), 5.72%, 5/20/2041 (b)	39,000	38,018
Valley National Bancorp (3-MONTH CME TERM SOFR + 2.43%), 6.22%, 6/1/2036 (b)	85,000	83,803
Wachovia Corp. 5.50%, 8/1/2035	22,000	21,686
Wells Fargo & Co.
(SOFR + 1.74%), 5.57%, 7/25/2029 (b)	28,000	28,384
Series B, 7.95%, 11/15/2029	54,000	58,533
(3-MONTH CME TERM SOFR + 1.43%), 2.88%, 10/30/2030 (b)	20,000	18,766
(SOFR + 1.50%), 3.35%, 3/2/2033 (b)	61,000	55,351
(SOFR + 2.10%), 4.90%, 7/25/2033 (b)	20,000	19,569
(SOFR + 2.02%), 5.39%, 4/24/2034 (b)	31,000	30,964
(SOFR + 1.99%), 5.56%, 7/25/2034 (b)	218,000	219,653
(SOFR + 2.06%), 6.49%, 10/23/2034 (b)	217,000	230,163
5.38%, 2/7/2035	87,000	87,468
(SOFR + 2.53%), 3.07%, 4/30/2041 (b)	14,000	10,308
5.38%, 11/2/2043	106,000	96,451
5.61%, 1/15/2044	33,000	30,688
4.90%, 11/17/2045	6,000	5,045
4.40%, 6/14/2046	62,000	48,595
Westpac Banking Corp. (Australia)
5.54%, 11/17/2028	6,000	6,121
4.35%, 7/1/2030	105,000	103,621
2.15%, 6/3/2031	18,000	15,954
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034 (b) (c)	27,000	26,181
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.53%), 3.02%, 11/18/2036 (b) (c)	78,000	68,899
4.42%, 7/24/2039 (c)	38,000	33,143
		7,361,790
Beverages — 1.6%
Anheuser-Busch Cos. LLC (Belgium)
4.70%, 2/1/2036	45,000	42,620
4.90%, 2/1/2046	124,000	108,455
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.75%, 1/23/2029	12,000	12,013
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	63

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Beverages — continued
5.45%, 1/23/2039	178,000	175,523
5.80%, 1/23/2059	32,000	31,054
Brown-Forman Corp. 4.75%, 4/15/2033	19,000	18,423
Coca-Cola Co. (The)
2.13%, 9/6/2029	6,000	5,594
1.38%, 3/15/2031	48,000	41,543
2.25%, 1/5/2032	18,000	15,910
4.65%, 8/14/2034	47,000	46,217
Constellation Brands, Inc.
3.15%, 8/1/2029	66,000	62,874
2.25%, 8/1/2031	2,000	1,747
4.75%, 5/9/2032	13,000	12,673
Diageo Investment Corp. (United Kingdom) 7.45%, 4/15/2035	1,000	1,153
Keurig Dr Pepper, Inc. Series 31, 2.25%, 3/15/2031	16,000	14,112
Keurig Dr. Pepper, Inc.
3.80%, 5/1/2050	20,000	13,780
3.35%, 3/15/2051	68,000	42,886
Molson Coors Beverage Co. 4.20%, 7/15/2046	28,000	21,440
PepsiCo, Inc.
2.63%, 7/29/2029	2,000	1,895
2.75%, 3/19/2030	18,000	16,837
4.45%, 2/15/2033	74,000	72,256
3.50%, 3/19/2040	9,000	7,258
4.88%, 11/1/2040	49,000	45,760
4.25%, 10/22/2044	23,000	19,128
		831,151
Biotechnology — 1.8%
AbbVie, Inc.
4.65%, 3/15/2028	27,000	27,026
4.40%, 3/15/2033	238,000	228,238
4.30%, 5/14/2036	22,000	20,201
4.25%, 11/21/2049	47,000	36,595
5.50%, 3/15/2064	51,000	46,385
Amgen, Inc.
2.45%, 2/21/2030	56,000	51,579
2.00%, 1/15/2032	2,000	1,710
4.20%, 3/1/2033	57,000	53,845
5.25%, 3/2/2033	15,000	15,014
3.15%, 2/21/2040	6,000	4,532
4.95%, 10/1/2041	85,000	76,956
5.65%, 6/15/2042	41,000	40,035
5.60%, 3/2/2043	10,000	9,620
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Biotechnology — continued
2.77%, 9/1/2053	8,000	4,498
4.40%, 2/22/2062	130,000	96,483
Biogen, Inc.
5.75%, 5/15/2035	5,000	5,084
3.15%, 5/1/2050	125,000	77,887
Gilead Sciences, Inc.
1.20%, 10/1/2027	11,000	10,628
5.25%, 10/15/2033	27,000	27,216
5.10%, 6/15/2035	48,000	47,380
4.15%, 3/1/2047	48,000	37,761
2.80%, 10/1/2050	18,000	10,825
		929,498
Broadline Retail — 1.0%
Amazon.com, Inc.
3.45%, 4/13/2029	24,000	23,287
1.50%, 6/3/2030	53,000	46,905
3.88%, 8/22/2037	140,000	121,544
5.65%, 3/13/2046	144,000	135,033
4.25%, 8/22/2057	36,000	25,952
4.10%, 4/13/2062	51,000	35,000
6.05%, 3/13/2076	90,000	83,005
eBay, Inc.
4.00%, 7/15/2042	59,000	45,652
3.65%, 5/10/2051	23,000	15,878
		532,256
Building Products — 0.3%
Carrier Global Corp.
2.70%, 2/15/2031	59,000	53,557
3.58%, 4/5/2050	6,000	4,153
Masco Corp. 2.00%, 10/1/2030	82,000	72,549
Owens Corning 7.00%, 12/1/2036 (a)	1,000	1,093
		131,352
Capital Markets — 8.5%
Ares Capital Corp.
3.20%, 11/15/2031	22,000	19,191
5.80%, 3/8/2032	17,000	16,752
Ares Management Corp.
6.38%, 11/10/2028	76,000	78,092
5.60%, 10/11/2054	16,000	14,040
Bank of New York Mellon Corp. (The)
3.40%, 1/29/2028	52,000	51,307
3.00%, 10/30/2028	4,000	3,859
Series J, 1.90%, 1/25/2029	18,000	16,876
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.76%), 4.60%, 7/26/2030 (b)	1,000	994
1.65%, 1/28/2031	16,000	14,042
2.50%, 1/26/2032	52,000	45,860
(SOFR + 1.23%), 5.06%, 7/22/2032 (b)	14,000	13,969
(SOFR + 1.42%), 5.19%, 3/14/2035 (b)	33,000	32,661
(SOFR + 1.77%), 5.61%, 7/21/2039 (b)	58,000	57,885
Blackrock Finance, Inc.
1.90%, 1/28/2031	136,000	120,416
2.10%, 2/25/2032	2,000	1,724
Blackrock, Inc.
4.75%, 5/25/2033	27,000	26,541
5.00%, 3/14/2034	18,000	17,823
Blackstone Private Credit Fund
5.95%, 5/15/2031	17,000	16,685
6.00%, 11/22/2034	29,000	27,608
Blackstone Reg Finance Co. LLC 5.00%, 12/6/2034	37,000	35,786
Blackstone Secured Lending Fund 5.88%, 11/15/2027	50,000	50,364
Blue Owl Capital Corp. 6.20%, 7/15/2030	37,000	36,856
Blue Owl Credit Income Corp. 6.65%, 3/15/2031	29,000	29,060
Blue Owl Technology Finance Corp.
6.75%, 4/4/2029	84,000	84,251
6.50%, 10/15/2029	18,000	17,853
Brookfield Asset Management Ltd. 6.08%, 9/15/2055	26,000	25,262
Brookfield Capital Finance LLC (Canada) 6.09%, 6/14/2033	20,000	20,567
Brookfield Finance I UK plc (Canada) 2.34%, 1/30/2032	49,000	42,286
Brookfield Finance, Inc. (Canada)
4.85%, 3/29/2029	35,000	34,939
6.35%, 1/5/2034	4,000	4,166
5.81%, 3/3/2055	32,000	29,740
Cboe Global Markets, Inc. 1.63%, 12/15/2030	79,000	68,649
Charles Schwab Corp. (The)
2.00%, 3/20/2028	4,000	3,847
1.95%, 12/1/2031	29,000	24,947
(SOFR + 2.50%), 5.85%, 5/19/2034 (b)	46,000	47,223
CME Group, Inc.
3.75%, 6/15/2028	2,000	1,975
2.65%, 3/15/2032	12,000	10,685
Deutsche Bank AG (Germany) (SOFR + 1.10%), 4.47%, 12/10/2031 (b)	150,000	145,994
Franklin Templeton, Inc. 2.95%, 8/12/2051	3,000	1,790
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Capital Markets — continued
Goldman Sachs Group, Inc. (The)
(SOFR + 0.71%), 4.15%, 1/21/2029 (b)	33,000	32,712
(3-MONTH CME TERM SOFR + 1.56%), 4.22%, 5/1/2029 (b)	209,000	206,918
2.60%, 2/7/2030	92,000	84,971
3.80%, 3/15/2030	132,000	126,760
(SOFR + 1.28%), 2.62%, 4/22/2032 (b)	33,000	29,322
(SOFR + 1.25%), 2.38%, 7/21/2032 (b)	18,000	15,715
(SOFR + 1.26%), 2.65%, 10/21/2032 (b)	12,000	10,535
(SOFR + 1.95%), 6.56%, 10/24/2034 (b)	37,000	39,232
(SOFR + 1.55%), 5.85%, 4/25/2035 (b)	79,000	80,149
6.45%, 5/1/2036	58,000	60,421
6.75%, 10/1/2037	161,000	169,957
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (b)	38,000	32,262
(3-MONTH CME TERM SOFR + 1.69%), 4.41%, 4/23/2039 (b)	17,000	14,841
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.18%), 5.39%, 2/2/2041 (b)	61,000	57,841
(SOFR + 1.51%), 3.21%, 4/22/2042 (b)	4,000	2,890
(SOFR + 1.47%), 2.91%, 7/21/2042 (b)	2,000	1,381
(SOFR + 1.63%), 3.44%, 2/24/2043 (b)	2,000	1,467
5.15%, 5/22/2045	14,000	12,267
(SOFR + 1.32%), 5.54%, 1/21/2047 (b)	17,000	15,663
(SOFR + 1.70%), 5.73%, 1/28/2056 (b)	17,000	15,749
Intercontinental Exchange, Inc.
4.25%, 9/21/2048	52,000	40,744
5.20%, 6/15/2062	44,000	37,947
Jefferies Financial Group, Inc. 6.50%, 1/20/2043	28,000	27,579
Lazard Group LLC 4.38%, 3/11/2029	2,000	1,971
LPL Holdings, Inc. 5.65%, 3/15/2035	15,000	14,689
Marex UK Holdings Ltd. (United Kingdom) 5.83%, 5/8/2028	6,000	6,032
Moody's Corp. 3.75%, 2/25/2052	11,000	7,641
Morgan Stanley
3.59%, 7/22/2028 (d)	50,000	49,498
(3-MONTH CME TERM SOFR + 1.40%), 3.77%, 1/24/2029 (b)	255,000	251,795
(SOFR + 1.63%), 5.45%, 7/20/2029 (b)	29,000	29,314
(3-MONTH CME TERM SOFR + 1.89%), 4.43%, 1/23/2030 (b)	59,000	58,294
(SOFR + 1.26%), 5.66%, 4/18/2030 (b)	78,000	79,195
7.25%, 4/1/2032	82,000	90,958
(SOFR + 1.18%), 2.24%, 7/21/2032 (b)	207,000	179,663
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	65

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.20%), 2.51%, 10/20/2032 (b)	1,000	875
(SOFR + 1.29%), 2.94%, 1/21/2033 (b)	247,000	219,071
(SOFR + 1.87%), 5.25%, 4/21/2034 (b)	5,000	4,942
(SOFR + 1.36%), 2.48%, 9/16/2036 (b)	67,000	57,483
(SOFR + 2.62%), 5.30%, 4/20/2037 (b)	2,000	1,960
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (b)	10,000	10,120
3.97%, 7/22/2038 (d)	153,000	129,903
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 5.31%, 1/18/2041 (b)	136,000	128,986
4.30%, 1/27/2045	95,000	77,002
(SOFR + 1.78%), 5.90%, 3/13/2047 (b)	47,000	45,791
(SOFR + 1.71%), 5.52%, 11/19/2055 (b)	39,000	35,725
Nasdaq, Inc. 5.55%, 2/15/2034	31,000	31,325
New Mountain Finance Corp.
6.20%, 10/15/2027	63,000	63,456
6.88%, 2/1/2029	5,000	5,009
Northern Trust Corp.
3.15%, 5/3/2029	2,000	1,924
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.05%), 5.12%, 11/19/2040 (b)	50,000	47,647
Oaktree Specialty Lending Corp. 6.34%, 2/27/2030	8,000	7,925
S&P Global, Inc.
4.25%, 5/1/2029	14,000	13,809
3.25%, 12/1/2049	79,000	51,961
3.70%, 3/1/2052	45,000	31,846
Sixth Street Specialty Lending, Inc. 5.63%, 8/15/2030	6,000	5,938
State Street Corp.
(SOFR + 1.72%), 5.82%, 11/4/2028 (b)	31,000	31,436
(SOFR + 1.00%), 2.62%, 2/7/2033 (b)	131,000	115,383
(SOFR + 1.49%), 3.03%, 11/1/2034 (b)	2,000	1,874
(SOFR + 1.22%), 4.78%, 10/23/2036 (b)	56,000	53,123
UBS Americas, Inc. (Switzerland) 7.13%, 7/15/2032	65,000	71,318
		4,424,770
Chemicals — 1.0%
Albemarle Corp. 5.05%, 6/1/2032	11,000	10,801
Dow Chemical Co. (The)
9.40%, 5/15/2039	48,000	62,191
6.90%, 5/15/2053	53,000	55,296
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Chemicals — continued
5.95%, 3/15/2055	17,000	15,609
Eastman Chemical Co. 4.65%, 10/15/2044	37,000	30,648
Ecolab, Inc. 2.13%, 2/1/2032	3,000	2,592
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	90,000	89,357
Linde, Inc.
1.10%, 8/10/2030	3,000	2,609
2.00%, 8/10/2050	5,000	2,549
LYB International Finance III LLC
5.88%, 1/15/2036	33,000	32,765
4.20%, 10/15/2049	22,000	15,665
3.80%, 10/1/2060	2,000	1,230
Nutrien Ltd. (Canada)
5.35%, 5/29/2036	51,000	49,838
5.88%, 12/1/2036	1,000	1,009
Sherwin-Williams Co. (The) 2.95%, 8/15/2029	158,000	149,670
Westlake Corp.
6.38%, 11/15/2055	3,000	2,887
3.38%, 8/15/2061	34,000	19,288
		544,004
Commercial Services & Supplies — 0.4%
Cintas Corp. No. 2 4.00%, 5/1/2032	5,000	4,753
RELX Capital, Inc. (United Kingdom) 4.00%, 3/18/2029	16,000	15,696
Republic Services, Inc.
2.38%, 3/15/2033	56,000	47,812
6.20%, 3/1/2040	43,000	45,220
Rockefeller Foundation (The) Series 2020, 2.49%, 10/1/2050	2,000	1,160
Waste Connections, Inc. 2.60%, 2/1/2030	107,000	99,508
Waste Management, Inc.
1.15%, 3/15/2028	6,000	5,700
4.15%, 4/15/2032	2,000	1,923
2.50%, 11/15/2050	19,000	10,840
		232,612
Communications Equipment — 0.2%
Cisco Systems, Inc.
4.95%, 2/26/2031	23,000	23,082
5.90%, 2/15/2039	85,000	87,226
5.35%, 2/26/2064	3,000	2,657
		112,965
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Construction & Engineering — 0.3%
Quanta Services, Inc.
2.90%, 10/1/2030	116,000	106,535
2.35%, 1/15/2032	53,000	45,855
		152,390
Construction Materials — 0.3%
Cemex SAB de CV (Mexico) 5.75%, 6/5/2036	48,000	46,836
Martin Marietta Materials, Inc.
4.25%, 12/15/2047	2,000	1,545
5.50%, 12/1/2054	103,000	93,916
		142,297
Consumer Finance — 3.1%
AerCap Ireland Capital DAC (Ireland) 4.63%, 9/10/2029	150,000	148,309
Ally Financial, Inc. 2.20%, 11/2/2028	35,000	33,048
American Express Co.
5.85%, 11/5/2027	94,000	95,410
(SOFRINDX + 1.28%), 5.28%, 7/27/2029 (b)	70,000	70,711
(SOFR + 0.87%), 4.46%, 2/10/2032 (b)	22,000	21,432
(SOFR + 2.26%), 4.99%, 5/26/2033 (b)	15,000	14,667
(SOFRINDX + 1.32%), 5.44%, 1/30/2036 (b)	83,000	82,662
(SOFR + 1.79%), 5.67%, 4/25/2036 (b)	23,000	23,252
4.05%, 12/3/2042	37,000	30,217
American Honda Finance Corp.
Series A, 4.55%, 4/10/2028	41,000	40,873
2.25%, 1/12/2029	71,000	66,911
Series A, 4.80%, 7/6/2029	16,000	15,940
4.90%, 1/10/2034	16,000	15,433
Capital One Financial Corp.
(SOFR + 2.64%), 6.31%, 6/8/2029 (b)	59,000	60,426
(SOFR + 2.60%), 5.25%, 7/26/2030 (b)	38,000	38,184
(SOFR + 2.60%), 5.82%, 2/1/2034 (b)	16,000	16,174
(SOFRINDX + 3.37%), 7.96%, 11/2/2034 (b)	62,000	70,003
(SOFR + 1.63%), 5.20%, 9/11/2036 (b)	85,000	81,009
Caterpillar Financial Services Corp. 1.10%, 9/14/2027	40,000	38,708
General Motors Financial Co., Inc.
6.00%, 1/9/2028	39,000	39,573
5.65%, 1/17/2029	40,000	40,566
3.60%, 6/21/2030	106,000	100,332
6.40%, 1/9/2033	12,000	12,566
5.95%, 4/4/2034	24,000	24,404
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Consumer Finance — continued
John Deere Capital Corp.
Series I, 3.90%, 3/9/2029	48,000	47,145
4.90%, 3/7/2031	60,000	59,985
2.00%, 6/17/2031	6,000	5,259
5.10%, 4/11/2034	55,000	54,775
PACCAR Financial Corp. Series R, 4.00%, 11/7/2028	14,000	13,833
Synchrony Financial
3.95%, 12/1/2027	55,000	54,392
2.88%, 10/28/2031	7,000	6,146
Toyota Motor Credit Corp.
1.90%, 4/6/2028	41,000	39,379
1.65%, 1/10/2031	94,000	82,011
5.35%, 1/9/2035	50,000	50,046
		1,593,781
Consumer Staples Distribution & Retail — 1.2%
Ahold Finance USA LLC (Netherlands) 6.88%, 5/1/2029	31,000	32,523
Costco Wholesale Corp. 1.75%, 4/20/2032	87,000	74,345
Dollar Tree, Inc. 3.38%, 12/1/2051	37,000	23,503
Kroger Co. (The)
1.70%, 1/15/2031	20,000	17,407
5.40%, 1/15/2049	37,000	33,338
Sysco Corp.
2.45%, 12/14/2031	17,000	14,906
6.60%, 4/1/2050	38,000	38,694
Target Corp.
3.38%, 4/15/2029	179,000	173,756
2.95%, 1/15/2052	3,000	1,835
Walmart, Inc.
1.50%, 9/22/2028	136,000	128,280
7.55%, 2/15/2030	17,000	18,599
4.10%, 4/15/2033	50,000	47,871
5.25%, 9/1/2035	7,000	7,053
		612,110
Containers & Packaging — 0.4%
Avery Dennison Corp. 4.88%, 12/6/2028	50,000	50,111
International Paper Co. 6.00%, 11/15/2041	82,000	81,497
Sonoco Products Co. 5.75%, 11/1/2040	14,000	13,740
WRKCo, Inc.
4.90%, 3/15/2029	23,000	22,996
3.00%, 6/15/2033	32,000	27,831
		196,175
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	67

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Consumer Services — 0.3%
California Institute of Technology 3.65%, 9/1/2119	8,000	4,868
Duke University Series 2020, 2.68%, 10/1/2044	5,000	3,604
George Washington University (The)
Series 2014, 4.30%, 9/15/2044	64,000	52,323
4.87%, 9/15/2045	11,000	9,684
Massachusetts Institute of Technology
5.60%, 7/1/2111	4,000	3,743
4.68%, 7/1/2114	10,000	7,830
Northwestern University Series 2020, 2.64%, 12/1/2050	12,000	7,183
President and Fellows of Harvard College 3.30%, 7/15/2056	6,000	3,910
Thomas Jefferson University 3.85%, 11/1/2057	15,000	10,203
Trustees of Columbia University in the City of New York (The) Series 2024, 4.36%, 10/1/2035	1,000	946
Trustees of the University of Pennsylvania (The) Series 2020, 2.40%, 10/1/2050	1,000	571
University of Southern California 3.03%, 10/1/2039	25,000	20,051
Yale University Series 2020, 2.40%, 4/15/2050	33,000	18,833
		143,749
Diversified REITs — 0.9%
American Assets Trust LP 3.38%, 2/1/2031	24,000	21,751
GLP Capital LP
5.75%, 6/1/2028	26,000	26,229
5.30%, 1/15/2029	5,000	4,999
5.25%, 2/15/2033	63,000	60,668
Safehold GL Holdings LLC
2.85%, 1/15/2032	15,000	13,219
6.10%, 4/1/2034	34,000	34,897
5.65%, 1/15/2035	20,000	19,837
Simon Property Group LP
1.75%, 2/1/2028	7,000	6,735
2.20%, 2/1/2031	129,000	114,890
2.65%, 2/1/2032	110,000	97,080
VICI Properties LP
4.95%, 2/15/2030	42,000	41,433
5.63%, 5/15/2052	2,000	1,752
		443,490
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Diversified Telecommunication Services — 3.4%
AT&T, Inc.
4.35%, 3/1/2029	78,000	77,140
2.55%, 12/1/2033	246,000	203,064
6.38%, 3/1/2041	12,000	12,391
4.50%, 3/9/2048	90,000	68,485
3.65%, 6/1/2051	110,000	70,627
3.50%, 9/15/2053	7,000	4,269
3.55%, 9/15/2055	113,000	68,420
3.65%, 9/15/2059	49,000	29,529
3.85%, 6/1/2060	14,000	8,773
3.50%, 2/1/2061	53,000	30,558
6.30%, 10/30/2066	38,000	35,481
Bell Canada (The) (Canada)
4.30%, 7/29/2049	13,000	10,039
5.55%, 2/15/2054	21,000	19,041
Comcast Corp.
7.05%, 3/15/2033	80,000	87,150
3.90%, 3/1/2038	80,000	65,531
6.55%, 7/1/2039	37,000	37,752
3.25%, 11/1/2039	86,000	62,692
3.75%, 4/1/2040	57,000	43,886
3.40%, 7/15/2046	4,000	2,561
4.00%, 11/1/2049	169,000	114,022
2.89%, 11/1/2051	11,000	5,887
Deutsche Telekom International Finance BV (Germany) 9.25%, 6/1/2032	1,000	1,201
Space Exploration Technologies Corp.
5.88%, 7/15/2036 (e)	21,000	19,765
6.60%, 7/15/2046 (e)	26,000	23,607
Telefonica Emisiones SA (Spain) 7.05%, 6/20/2036	84,000	90,452
TELUS Corp. (Canada) 4.30%, 6/15/2049	16,000	12,401
Verizon Communications, Inc.
4.02%, 12/3/2029	40,000	38,983
1.50%, 9/18/2030	197,000	172,173
2.55%, 3/21/2031	42,000	37,792
2.36%, 3/15/2032	196,000	169,527
6.40%, 9/15/2033	22,000	23,214
4.27%, 1/15/2036	12,000	10,737
4.75%, 11/1/2041	22,000	19,306
2.88%, 11/20/2050	42,000	24,296
2.99%, 10/30/2056	120,000	66,381
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
3.70%, 3/22/2061	23,000	14,732
6.00%, 11/30/2065	4,000	3,673
		1,785,538
Electric Utilities — 6.8%
AEP Texas, Inc. 3.45%, 5/15/2051	79,000	50,779
AEP Transmission Co. LLC
4.25%, 9/15/2048	123,000	96,289
Series M, 3.65%, 4/1/2050	98,000	68,520
Alabama Power Co.
3.94%, 9/1/2032	42,000	39,585
Series A, 4.30%, 7/15/2048	46,000	36,288
American Electric Power Co., Inc.
5.63%, 3/1/2033	7,000	7,132
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 7.05%, 12/15/2054 (b)	56,000	57,882
Arizona Public Service Co.
2.20%, 12/15/2031	4,000	3,447
3.50%, 12/1/2049	44,000	29,416
Atlantic City Electric Co. 2.30%, 3/15/2031	13,000	11,581
CenterPoint Energy Houston Electric LLC
Series AR, 4.85%, 4/1/2036	43,000	41,033
Series AF, 3.35%, 4/1/2051	28,000	18,536
Series AJ, 4.85%, 10/1/2052	9,000	7,651
Commonwealth Edison Co.
4.00%, 3/1/2048	20,000	15,019
4.00%, 3/1/2049	5,000	3,741
Connecticut Light and Power Co. (The) Series A, 4.15%, 6/1/2045	27,000	21,506
Cumberland Combined Cycle Generation LLC 5.82%, 5/15/2056	30,000	29,550
Dominion Energy South Carolina, Inc.
6.25%, 10/15/2053	70,000	71,491
5.10%, 6/1/2065	19,000	16,104
DTE Electric Co.
Series A, 1.90%, 4/1/2028	29,000	27,845
Series C, 2.63%, 3/1/2031	41,000	37,171
3.75%, 8/15/2047	5,000	3,665
3.95%, 3/1/2049	16,000	11,914
Series B, 3.25%, 4/1/2051	59,000	38,361
Duke Energy Carolinas LLC
4.25%, 12/15/2041	63,000	52,760
3.95%, 3/15/2048	14,000	10,424
Duke Energy Corp.
5.75%, 9/15/2033	11,000	11,230
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
3.95%, 8/15/2047	16,000	11,688
Duke Energy Ohio, Inc. 4.30%, 2/1/2049	18,000	13,939
Duke Energy Progress LLC 2.90%, 8/15/2051	4,000	2,384
Edison International 5.25%, 3/15/2032	4,000	3,869
Enel Chile SA (Chile) 4.88%, 6/12/2028	3,000	3,002
Entergy Corp. 1.90%, 6/15/2028	109,000	103,686
Entergy Louisiana LLC
3.05%, 6/1/2031	25,000	22,949
4.00%, 3/15/2033	3,000	2,793
4.20%, 9/1/2048	49,000	37,543
5.65%, 4/15/2056	145,000	134,780
Evergy Metro, Inc. 5.40%, 4/1/2034	47,000	47,041
Evergy, Inc. 2.90%, 9/15/2029	76,000	71,628
Eversource Energy
Series M, 3.30%, 1/15/2028	2,000	1,962
Series R, 1.65%, 8/15/2030	106,000	93,088
3.38%, 3/1/2032	12,000	10,919
5.13%, 5/15/2033	8,000	7,857
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.52%), 6.10%, 8/15/2056 (b)	30,000	29,674
Exelon Corp.
5.30%, 3/15/2033	84,000	83,751
4.95%, 6/15/2035	11,000	10,443
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 3/15/2055 (b)	54,000	54,402
Florida Power & Light Co.
5.69%, 3/1/2040	113,000	112,505
5.30%, 4/1/2053	54,000	48,331
5.60%, 6/15/2054	29,000	27,156
Georgia Power Co. Series B, 3.70%, 1/30/2050	39,000	27,540
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	88,000	85,171
Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/1/2054	44,157	40,190
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	18,000	14,767
NextEra Energy Capital Holdings, Inc.
1.90%, 6/15/2028	211,000	201,006
5.25%, 2/28/2053	8,000	6,896
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (b)	29,000	29,717
(3-MONTH SOFR + 2.41%), 4.80%, 12/1/2077 (b)	51,000	50,407
Northern States Power Co. 6.25%, 6/1/2036	30,000	31,699
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	69

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Oncor Electric Delivery Co. LLC
7.50%, 9/1/2038	5,000	5,798
5.25%, 9/30/2040	5,000	4,697
3.80%, 9/30/2047	32,000	23,458
4.10%, 11/15/2048	26,000	19,674
3.10%, 9/15/2049	5,000	3,139
Pacific Gas and Electric Co.
2.10%, 8/1/2027	27,000	26,366
5.00%, 6/4/2028	53,000	53,134
3.00%, 6/15/2028	25,000	24,212
2.50%, 2/1/2031	10,000	8,913
3.25%, 6/1/2031	72,000	65,906
6.40%, 6/15/2033	14,000	14,515
6.95%, 3/15/2034	13,000	13,987
4.50%, 7/1/2040	41,651	34,570
4.45%, 4/15/2042	18,000	14,541
4.75%, 2/15/2044	5,000	4,106
4.95%, 7/1/2050	3,000	2,392
6.75%, 1/15/2053	8,000	8,020
6.70%, 4/1/2053	3,000	3,037
6.00%, 5/1/2056	16,000	14,597
PacifiCorp
7.70%, 11/15/2031	29,000	32,034
5.45%, 2/15/2034	3,000	2,971
6.00%, 1/15/2039	16,000	15,893
4.15%, 2/15/2050	18,000	13,061
3.30%, 3/15/2051	24,000	14,809
PECO Energy Co. 5.95%, 10/1/2036	5,000	5,165
Potomac Electric Power Co. 5.50%, 3/15/2054	5,000	4,598
PPL Electric Utilities Corp. 5.00%, 5/15/2033	48,000	47,471
Public Service Co. of Colorado
1.88%, 6/15/2031	53,000	45,849
5.35%, 5/15/2034	50,000	49,732
Series 17, 6.25%, 9/1/2037	73,000	76,214
4.05%, 9/15/2049	17,000	12,717
Public Service Electric and Gas Co.
3.10%, 3/15/2032	5,000	4,532
4.90%, 8/15/2035	50,000	48,436
3.15%, 1/1/2050	61,000	39,251
5.45%, 3/1/2054	33,000	30,424
Sierra Pacific Power Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.55%), 6.20%, 12/15/2055 (b)	25,000	24,602
Southern California Edison Co.
Series A, 4.20%, 3/1/2029	5,000	4,899
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
4.80%, 3/15/2033	145,000	139,212
6.00%, 1/15/2034	93,000	94,354
Series 04-G, 5.75%, 4/1/2035	14,000	13,897
Series 08-A, 5.95%, 2/1/2038	2,000	1,975
4.50%, 9/1/2040	5,000	4,162
4.65%, 10/1/2043	36,000	29,330
Series E, 5.45%, 6/1/2052	19,000	16,361
5.75%, 4/15/2054	5,000	4,445
Southern Co. (The) Series 21-B, 1.75%, 3/15/2028	12,000	11,481
Union Electric Co.
4.80%, 3/15/2036	53,000	50,323
3.25%, 10/1/2049	5,000	3,260
5.45%, 3/15/2053	5,000	4,585
Virginia Electric and Power Co.
5.30%, 8/15/2033	13,000	12,989
4.60%, 12/1/2048	112,000	91,273
Wisconsin Electric Power Co.
4.30%, 10/15/2048	5,000	3,951
5.05%, 10/1/2054	5,000	4,359
		3,545,380
Electrical Equipment — 0.5%
Eaton Corp.
3.10%, 9/15/2027	59,000	58,221
4.35%, 5/18/2028	69,000	68,758
3.92%, 9/15/2047	27,000	20,635
Emerson Electric Co. 5.25%, 11/15/2039	5,000	4,902
Regal Rexnord Corp.
6.05%, 4/15/2028	5,000	5,086
6.30%, 2/15/2030	5,000	5,151
6.40%, 4/15/2033	48,000	49,818
Rockwell Automation, Inc.
4.20%, 3/1/2049	30,000	23,942
2.80%, 8/15/2061	37,000	19,813
		256,326
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. 3.80%, 11/15/2027	16,000	15,881
Corning, Inc.
4.75%, 3/15/2042	116,000	102,385
5.45%, 11/15/2079	13,000	11,182
Flex Ltd. 4.88%, 6/15/2029	50,000	49,586
Jabil, Inc. 5.45%, 2/1/2029	50,000	50,405
TD SYNNEX Corp. 2.65%, 8/9/2031	50,000	43,987
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electronic Equipment, Instruments & Components — continued
Tyco Electronics Group SA (Switzerland)
2.50%, 2/4/2032	3,000	2,628
4.88%, 2/9/2036	75,000	71,501
Vontier Corp. 2.95%, 4/1/2031	28,000	25,293
		372,848
Energy Equipment & Services — 0.2%
Baker Hughes Holdings LLC
3.34%, 12/15/2027	9,000	8,870
5.00%, 6/15/2036	5,000	4,803
5.85%, 6/15/2056	35,000	33,442
Halliburton Co.
4.85%, 11/15/2035	10,000	9,487
6.70%, 9/15/2038	15,000	16,144
Helmerich & Payne, Inc. 2.90%, 9/29/2031	11,000	9,792
		82,538
Entertainment — 0.8%
NBCUniversal Media LLC 5.95%, 4/1/2041	25,000	25,884
Netflix, Inc.
4.90%, 8/15/2034	76,000	74,446
5.40%, 8/15/2054	23,000	21,181
Take-Two Interactive Software, Inc. 4.00%, 4/14/2032	8,000	7,505
Walt Disney Co. (The)
2.65%, 1/13/2031	130,000	119,029
6.40%, 12/15/2035	49,000	52,967
3.50%, 5/13/2040	79,000	62,946
4.75%, 11/15/2046	44,000	37,770
		401,728
Financial Services — 1.6%
Apollo Global Management, Inc.
5.15%, 8/12/2035	4,000	3,829
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.17%), 6.00%, 12/15/2054 (b)	30,000	28,506
Corebridge Financial, Inc.
4.40%, 4/5/2052	5,000	3,809
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (b)	15,000	15,207
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 6.38%, 9/15/2054 (b)	5,000	4,949
Equitable Holdings, Inc. 4.35%, 4/20/2028	25,000	24,807
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Financial Services — continued
Fidelity National Information Services, Inc. 5.10%, 7/15/2032	10,000	9,850
Fiserv, Inc.
4.55%, 2/15/2031	65,000	62,772
5.60%, 3/2/2033	14,000	13,897
4.40%, 7/1/2049	10,000	7,821
Global Payments, Inc. 5.55%, 11/15/2035	76,000	72,536
Mastercard, Inc.
1.90%, 3/15/2031	44,000	38,781
2.00%, 11/18/2031	7,000	6,121
4.85%, 3/9/2033	30,000	29,720
3.85%, 3/26/2050	66,000	49,021
National Rural Utilities Cooperative Finance Corp.
1.65%, 6/15/2031	2,000	1,716
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.53%), 7.13%, 9/15/2053 (b)	57,000	58,605
ORIX Corp. (Japan)
4.65%, 9/10/2029	15,000	14,908
5.20%, 9/13/2032	35,000	35,021
PayPal Holdings, Inc.
5.50%, 6/1/2054	43,000	38,429
5.25%, 6/1/2062	10,000	8,539
Shell International Finance BV
6.38%, 12/15/2038	5,000	5,367
2.88%, 11/26/2041	22,000	15,577
Visa, Inc.
2.05%, 4/15/2030	64,000	58,389
4.15%, 12/14/2035	19,000	17,715
4.70%, 2/12/2036	36,000	34,750
4.30%, 12/14/2045	16,000	13,217
2.00%, 8/15/2050	102,000	52,318
Voya Financial, Inc. (3-MONTH SOFR + 2.08%), 4.70%, 1/23/2048 (b)	41,000	40,272
Woodside Finance Ltd. (Australia)
5.10%, 9/12/2034	23,000	22,257
6.00%, 5/19/2035	36,000	36,727
5.70%, 9/12/2054	26,000	23,923
		849,356
Food Products — 1.5%
Archer-Daniels-Midland Co. 3.75%, 9/15/2047	122,000	90,055
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	60,000	54,190
Campbell's Co. (The) 4.75%, 3/23/2035	17,000	15,543
Conagra Brands, Inc. 5.40%, 11/1/2048	7,000	5,955
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	71

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Food Products — continued
General Mills, Inc.
2.25%, 10/14/2031	6,000	5,233
4.95%, 3/29/2033	166,000	162,402
Hormel Foods Corp.
1.80%, 6/11/2030	21,000	18,771
3.05%, 6/3/2051	5,000	3,116
JBS NV
4.38%, 2/2/2052	4,000	2,899
6.50%, 12/1/2052	27,000	26,244
6.38%, 4/15/2066	13,000	12,205
Kellanova 3.40%, 11/15/2027	20,000	19,748
Kraft Heinz Foods Co.
5.40%, 3/15/2035	104,000	102,774
5.00%, 7/15/2035	2,000	1,911
4.63%, 10/1/2039	23,000	19,916
McCormick & Co., Inc. 4.95%, 4/15/2033	13,000	12,720
Mondelez International, Inc.
1.88%, 10/15/2032	39,000	32,919
2.63%, 9/4/2050	9,000	5,194
Pilgrim's Pride Corp.
6.25%, 7/1/2033	24,000	24,821
6.88%, 5/15/2034	26,000	27,841
Tyson Foods, Inc. 5.10%, 9/28/2048	25,000	21,728
Unilever Capital Corp. (United Kingdom) 3.50%, 3/22/2028	129,000	127,077
		793,262
Gas Utilities — 0.6%
Atmos Energy Corp.
5.50%, 6/15/2041	16,000	15,657
4.13%, 3/15/2049	25,000	19,242
5.75%, 10/15/2052	2,000	1,926
National Fuel Gas Co. 3.95%, 9/15/2027	15,000	14,878
Northwest Natural Holding Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.70%), 7.00%, 9/15/2055 (b)	13,000	13,165
Piedmont Natural Gas Co., Inc.
3.50%, 6/1/2029	125,000	120,736
5.05%, 5/15/2052	8,000	6,916
Southern California Gas Co.
5.05%, 9/1/2034	22,000	21,504
5.13%, 11/15/2040	67,000	62,401
Series VV, 4.30%, 1/15/2049	35,000	27,199
Southwest Gas Corp. 4.05%, 3/15/2032	2,000	1,890
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Gas Utilities — continued
Spire Missouri, Inc. 4.80%, 2/15/2033	6,000	5,873
Washington Gas Light Co. 3.65%, 9/15/2049	22,000	15,156
		326,543
Ground Transportation — 1.1%
Burlington Northern Santa Fe LLC
4.45%, 1/15/2053	78,000	62,177
5.55%, 3/15/2056	34,000	31,843
Canadian Pacific Railway Co. (Canada)
2.45%, 12/2/2031	24,000	21,107
4.30%, 5/15/2043	7,000	5,835
CSX Corp.
3.95%, 5/1/2050	138,000	102,559
4.65%, 3/1/2068	49,000	38,381
Fedex Freight Holding Co., Inc. 5.25%, 3/15/2036 (e)	24,000	22,727
Norfolk Southern Corp.
3.80%, 8/1/2028	90,000	88,678
4.15%, 2/28/2048	34,000	26,355
5.10%, 8/1/2118	10,000	8,496
4.10%, 5/15/2121	3,000	1,989
Union Pacific Corp.
6.63%, 2/1/2029	89,000	93,104
2.89%, 4/6/2036	26,000	21,408
4.50%, 9/10/2048	17,000	13,911
3.88%, 2/1/2055	63,000	44,920
2.97%, 9/16/2062	6,000	3,308
		586,798
Health Care Equipment & Supplies — 0.7%
Abbott Laboratories
1.15%, 1/30/2028	132,000	126,148
4.75%, 4/15/2043	18,000	15,999
Baxter International, Inc. 1.73%, 4/1/2031	3,000	2,548
Becton Dickinson & Co.
4.87%, 2/8/2029	1,000	1,000
2.82%, 5/20/2030	35,000	32,427
4.30%, 8/22/2032	12,000	11,459
Boston Scientific Corp.
4.55%, 3/1/2039	7,000	6,322
4.70%, 3/1/2049	33,000	28,045
DENTSPLY SIRONA, Inc. 3.25%, 6/1/2030	17,000	15,715
DH Europe Finance II SARL 2.60%, 11/15/2029	77,000	71,925
Koninklijke Philips NV (Netherlands) 5.00%, 3/15/2042	22,000	19,603
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Equipment & Supplies — continued
Medtronic, Inc. 4.63%, 3/15/2045	21,000	18,183
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	11,000	9,741
		359,115
Health Care Providers & Services — 4.4%
Aetna, Inc. 6.75%, 12/15/2037	13,000	13,859
Allina Health System Series 2019, 3.89%, 4/15/2049	5,000	3,715
Ascension Health
Series B, 3.11%, 11/15/2039	34,000	26,058
3.95%, 11/15/2046	25,000	19,334
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	9,000	6,605
Cardinal Health, Inc. 4.50%, 11/15/2044	35,000	28,589
Children's Health System of Texas 2.51%, 8/15/2050	91,000	51,369
Children's Hospital Corp. (The) Series 2017, 4.12%, 1/1/2047	5,000	4,052
Cigna Group (The)
2.40%, 3/15/2030	91,000	83,566
4.80%, 8/15/2038	64,000	58,832
5.60%, 2/15/2054	125,000	114,961
CommonSpirit Health
6.07%, 11/1/2027	38,000	38,538
6.46%, 11/1/2052	29,000	30,055
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	45,000	27,577
CVS Health Corp.
3.75%, 4/1/2030	66,000	63,268
6.13%, 9/15/2039	11,000	11,060
5.05%, 3/25/2048	79,000	66,890
5.63%, 2/21/2053	126,000	113,337
Elevance Health, Inc.
4.10%, 3/1/2028	24,000	23,801
5.15%, 6/15/2029	16,000	16,130
2.25%, 5/15/2030	41,000	37,276
5.95%, 12/15/2034	16,000	16,436
3.60%, 3/15/2051	2,000	1,345
4.55%, 5/15/2052	100,000	78,420
6.10%, 10/15/2052	10,000	9,752
5.85%, 11/1/2064	20,000	18,576
Hackensack Meridian Health, Inc. 4.50%, 7/1/2057	3,000	2,371
HCA, Inc.
5.00%, 3/1/2028	14,000	14,049
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Health Care Providers & Services — continued
5.88%, 2/1/2029	4,000	4,075
4.13%, 6/15/2029	41,000	40,207
4.30%, 11/15/2030	10,000	9,695
5.50%, 6/1/2033	82,000	82,323
5.60%, 4/1/2034	36,000	36,160
5.75%, 3/1/2035	3,000	3,024
5.13%, 6/15/2039	24,000	22,228
5.25%, 6/15/2049	22,000	18,904
Humana, Inc.
2.15%, 2/3/2032	4,000	3,427
5.88%, 3/1/2033	13,000	13,208
4.80%, 3/15/2047	58,000	46,403
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	21,000	15,999
Kaiser Foundation Hospitals 4.88%, 4/1/2042	14,000	12,793
Mass General Brigham, Inc.
Series 2017, 3.77%, 7/1/2048	80,000	59,007
Series 2020, 3.34%, 7/1/2060	42,000	26,084
Mayo Clinic Series 2013, 4.00%, 11/15/2047	29,000	22,752
Memorial Health Services 3.45%, 11/1/2049	50,000	33,130
Memorial Sloan-Kettering Cancer Center 5.00%, 7/1/2042	4,000	3,700
Mount Sinai Hospital (The) Series 2020, 3.39%, 7/1/2050	11,000	6,764
Novant Health, Inc. 2.64%, 11/1/2036	20,000	15,744
Orlando Health Obligated Group
4.09%, 10/1/2048	32,000	24,811
3.33%, 10/1/2050	37,000	24,982
PeaceHealth Obligated Group 4.86%, 11/15/2032	23,000	22,539
Piedmont Healthcare, Inc. Series 2032, 2.04%, 1/1/2032	144,000	123,458
Providence St Joseph Health Obligated Group
5.37%, 10/1/2032	7,000	7,031
5.40%, 10/1/2033	19,000	19,105
Providence St. Joseph Health Obligated Group Series A, 3.93%, 10/1/2048	40,000	29,933
Quest Diagnostics, Inc. 2.80%, 6/30/2031	82,000	74,129
SSM Health Care Corp. Series A, 3.82%, 6/1/2027	26,000	25,888
Stanford Health Care Series 2018, 3.80%, 11/15/2048	5,000	3,719
Texas Health Resources 4.33%, 11/15/2055	58,000	46,417
UnitedHealth Group, Inc.
3.88%, 12/15/2028	45,000	44,237
4.00%, 5/15/2029	21,000	20,609
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	73

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
2.30%, 5/15/2031	6,000	5,323
4.20%, 5/15/2032	61,000	58,406
5.80%, 3/15/2036	12,000	12,307
6.63%, 11/15/2037	54,000	58,591
3.50%, 8/15/2039	129,000	102,987
4.63%, 11/15/2041	65,000	56,736
3.13%, 5/15/2060	4,000	2,289
6.05%, 2/15/2063	8,000	7,750
5.50%, 4/15/2064	7,000	6,221
5.75%, 7/15/2064	31,000	28,659
Willis-Knighton Medical Center
Series 2018, 4.81%, 9/1/2048	33,000	27,735
Series 2021, 3.07%, 3/1/2051	27,000	16,601
		2,305,911
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.
1.88%, 2/1/2033	103,000	82,561
5.50%, 10/1/2035	7,000	6,815
Healthpeak OP LLC 2.88%, 1/15/2031	63,000	57,305
Ventas Realty LP 4.38%, 2/1/2045	3,000	2,435
Welltower OP LLC 4.95%, 9/1/2048	28,000	24,711
		173,827
Hotel & Resort REITs — 0.0% ^
Host Hotels & Resorts LP 5.50%, 4/15/2035	20,000	19,581
Hotels, Restaurants & Leisure — 0.8%
Choice Hotels International, Inc. 3.70%, 1/15/2031	49,000	45,768
Expedia Group, Inc.
3.25%, 2/15/2030	60,000	56,628
5.50%, 4/15/2036	29,000	28,196
Hyatt Hotels Corp. 4.38%, 9/15/2028	3,000	2,973
Las Vegas Sands Corp. 3.90%, 8/8/2029	50,000	48,188
Marriott International, Inc. 5.50%, 4/15/2037	7,000	6,869
McDonald's Corp.
3.80%, 4/1/2028	21,000	20,744
4.80%, 8/14/2028	30,000	30,096
2.13%, 3/1/2030	14,000	12,784
4.60%, 9/9/2032	9,000	8,851
3.63%, 5/1/2043	81,000	61,298
5.15%, 9/9/2052	28,000	24,503
Starbucks Corp.
5.00%, 2/15/2034	9,000	8,853
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Hotels, Restaurants & Leisure — continued
4.50%, 11/15/2048	28,000	22,425
3.35%, 3/12/2050	31,000	20,238
		398,414
Household Durables — 0.6%
DR Horton, Inc. 1.40%, 10/15/2027	96,000	92,739
Leggett & Platt, Inc. 3.50%, 11/15/2051	31,000	18,149
Lennar Corp. 4.75%, 11/29/2027	14,000	14,006
Mohawk Industries, Inc. 3.63%, 5/15/2030	94,000	89,480
Sekisui House US, Inc. 3.97%, 8/6/2061	20,000	12,582
Sony Group Corp. (Japan)
4.66%, 6/30/2031	36,000	35,497
5.09%, 6/30/2036	64,000	62,272
		324,725
Household Products — 0.2%
Kimberly-Clark Corp. 6.63%, 8/1/2037	88,000	97,554
Procter & Gamble Co. (The) 4.35%, 11/3/2035	22,000	20,824
		118,378
Independent Power and Renewable Electricity Producers — 0.3%
Constellation Energy Generation LLC 5.88%, 1/15/2066	72,000	67,139
Oglethorpe Power Corp. 5.95%, 11/1/2039	20,000	20,152
Southern Power Co. Series F, 4.95%, 12/15/2046	64,000	54,636
		141,927
Industrial Conglomerates — 0.3%
3M Co.
3.38%, 3/1/2029	81,000	78,423
3.13%, 9/19/2046	49,000	32,339
Pentair Finance SARL 4.50%, 7/1/2029	47,000	46,224
		156,986
Industrial REITs — 0.1%
Prologis LP
2.25%, 1/15/2032	10,000	8,663
5.13%, 1/15/2034	16,000	15,815
3.00%, 4/15/2050	36,000	22,548
		47,026
Insurance — 2.9%
ACE Capital Trust II 9.70%, 4/1/2030	10,000	11,503
Alleghany Corp. 4.90%, 9/15/2044	5,000	4,340
Allstate Corp. (The)
5.25%, 3/30/2033	21,000	21,014
4.50%, 6/15/2043	5,000	4,189
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
American International Group, Inc. 3.88%, 1/15/2035	34,000	30,533
Aon Corp. 4.50%, 12/15/2028	9,000	8,939
Aon Global Ltd. 4.60%, 6/14/2044	26,000	21,669
Aon North America, Inc. 5.45%, 3/1/2034	14,000	13,925
Arch Capital Group Ltd. 7.35%, 5/1/2034	1,000	1,113
Athene Holding Ltd.
6.65%, 2/1/2033	33,000	34,228
3.95%, 5/25/2051	38,000	24,978
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.63%, 10/15/2054 (b)	15,000	13,866
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.58%), 6.88%, 6/28/2055 (b)	3,000	2,808
AXIS Specialty Finance LLC (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 4.90%, 1/15/2040 (b)	2,000	1,958
Berkshire Hathaway Finance Corp.
5.75%, 1/15/2040	22,000	22,680
4.25%, 1/15/2049	125,000	97,795
2.85%, 10/15/2050	96,000	57,679
Chubb INA Holdings LLC 6.70%, 5/15/2036	53,000	57,783
Cincinnati Financial Corp. 6.13%, 11/1/2034	47,000	48,005
CNO Financial Group, Inc. 6.45%, 6/15/2034	14,000	14,320
Fairfax Financial Holdings Ltd. (Canada)
4.85%, 4/17/2028	50,000	49,937
6.00%, 12/7/2033	28,000	28,658
6.10%, 3/15/2055	14,000	13,221
Fidelity National Financial, Inc. 3.40%, 6/15/2030	80,000	74,733
Hartford Insurance Group, Inc. (The)
4.40%, 3/15/2048	5,000	4,014
2.90%, 9/15/2051	39,000	23,304
Manulife Financial Corp. (Canada) 4.99%, 12/11/2035	2,000	1,920
Marsh & McLennan Cos., Inc.
5.88%, 8/1/2033	2,000	2,068
4.20%, 3/1/2048	21,000	16,278
MetLife, Inc.
10.75%, 8/1/2039	16,000	20,442
4.72%, 12/15/2044 (a)	70,000	60,255
5.25%, 1/15/2054	26,000	23,168
PartnerRe Finance B LLC (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.82%), 4.50%, 10/1/2050 (b)	111,000	105,444
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Insurance — continued
Principal Financial Group, Inc.
3.70%, 5/15/2029	33,000	31,969
4.30%, 11/15/2046	10,000	8,013
Progressive Corp. (The) 4.13%, 4/15/2047	40,000	31,139
Prudential Financial, Inc.
6.63%, 12/1/2037	38,000	41,142
(3-MONTH SOFR + 2.67%), 5.70%, 9/15/2048 (b)	37,000	37,024
3.94%, 12/7/2049	41,000	29,771
3.70%, 3/13/2051	41,000	28,517
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 6.75%, 3/1/2053 (b)	24,000	24,956
Prudential Funding Asia plc (Hong Kong) 3.63%, 3/24/2032	51,000	47,250
Reinsurance Group of America, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.65%, 9/15/2055 (b)	22,000	21,929
Selective Insurance Group, Inc. 5.38%, 3/1/2049	16,000	14,217
Stewart Information Services Corp. 3.60%, 11/15/2031	5,000	4,384
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	52,000	61,686
Travelers Cos., Inc. (The)
4.05%, 3/7/2048	13,000	9,971
4.10%, 3/4/2049	15,000	11,540
Travelers Property Casualty Corp. 6.38%, 3/15/2033	109,000	116,842
W R Berkley Corp. 3.15%, 9/30/2061	49,000	28,316
Willis North America, Inc. 3.88%, 9/15/2049	33,000	23,422
		1,488,855
Interactive Media & Services — 1.1%
Alphabet, Inc.
1.10%, 8/15/2030	79,000	68,660
1.90%, 8/15/2040	43,000	27,430
2.05%, 8/15/2050	136,000	68,087
2.25%, 8/15/2060	6,000	2,764
5.30%, 5/15/2065	25,000	21,056
5.70%, 11/15/2075	16,000	14,048
Meta Platforms, Inc.
4.30%, 8/15/2029	2,000	1,983
4.80%, 5/15/2030	36,000	35,889
4.75%, 8/15/2034	68,000	64,700
5.50%, 11/15/2045	4,000	3,471
5.60%, 5/15/2053	18,000	15,109
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	75

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Interactive Media & Services — continued
4.65%, 8/15/2062	21,000	14,600
5.55%, 8/15/2064	165,000	131,542
5.75%, 11/15/2065	124,000	102,046
		571,385
IT Services — 0.7%
Accenture Capital, Inc. 4.50%, 10/4/2034	33,000	30,905
DXC Technology Co. 2.38%, 9/15/2028	21,000	19,864
Gartner, Inc. 5.60%, 11/20/2035	61,000	57,610
International Business Machines Corp.
6.50%, 1/15/2028	128,000	131,112
5.88%, 11/29/2032	22,000	22,779
7.13%, 12/1/2096	18,000	19,320
Kyndryl Holdings, Inc.
6.35%, 2/20/2034	39,000	36,949
4.10%, 10/15/2041	37,000	25,904
		344,443
Leisure Products — 0.1%
Brunswick Corp. 5.85%, 3/18/2029	50,000	50,831
Hasbro, Inc. 3.90%, 11/19/2029	10,000	9,668
		60,499
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc. 2.30%, 3/12/2031	2,000	1,780
Revvity, Inc. 2.25%, 9/15/2031	23,000	20,016
Thermo Fisher Scientific, Inc. 5.00%, 1/31/2029	155,000	156,223
		178,019
Machinery — 0.5%
Caterpillar, Inc.
6.05%, 8/15/2036	21,000	22,326
4.75%, 5/15/2064	22,000	18,365
Cummins, Inc. 5.15%, 2/20/2034	44,000	43,790
Deere & Co.
3.75%, 4/15/2050	3,000	2,203
5.70%, 1/19/2055	27,000	26,501
Illinois Tool Works, Inc. 4.88%, 9/15/2041	90,000	82,319
Otis Worldwide Corp.
3.11%, 2/15/2040	8,000	5,973
3.36%, 2/15/2050	5,000	3,352
Snap-on, Inc.
4.10%, 3/1/2048	6,000	4,644
3.10%, 5/1/2050	5,000	3,213
Stanley Black & Decker, Inc.
4.85%, 11/15/2048	31,000	25,933
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Machinery — continued
2.75%, 11/15/2050	13,000	7,419
Xylem, Inc. 1.95%, 1/30/2028	15,000	14,448
		260,486
Media — 0.8%
AppLovin Corp.
5.50%, 12/1/2034	81,000	79,704
5.95%, 12/1/2054	2,000	1,815
Charter Communications Operating LLC
6.10%, 6/1/2029	26,000	26,440
2.80%, 4/1/2031	22,000	19,287
2.30%, 2/1/2032	42,000	34,957
6.38%, 10/23/2035	97,000	94,579
5.38%, 4/1/2038	29,000	25,124
7.09%, 9/1/2038 (e)	35,000	34,630
7.34%, 9/1/2041 (e)	11,000	10,909
4.40%, 12/1/2061	32,000	19,805
3.95%, 6/30/2062	90,000	51,039
5.50%, 4/1/2063	33,000	24,266
Fox Corp. 5.58%, 1/25/2049	10,000	9,007
Omnicom Group, Inc. 5.30%, 11/1/2034	3,000	2,920
		434,482
Metals & Mining — 1.0%
AngloGold Ashanti Holdings plc (Australia) 6.50%, 4/15/2040	15,000	15,563
ArcelorMittal SA (Luxembourg)
4.25%, 7/16/2029	5,000	4,915
6.75%, 3/1/2041 (a)	52,000	54,942
Barrick North America Finance LLC (Canada) 5.75%, 5/1/2043	24,000	23,228
BHP Billiton Finance USA Ltd. (Australia)
5.10%, 9/8/2028	4,000	4,034
5.25%, 9/8/2033	2,000	2,005
5.00%, 2/15/2036	85,000	82,966
Freeport-McMoRan, Inc. 4.38%, 8/1/2028	117,000	116,054
Newmont Corp. 2.60%, 7/15/2032	26,000	22,966
Rio Tinto Alcan, Inc. (Canada) 5.75%, 6/1/2035	37,000	37,773
Rio Tinto Finance USA Ltd. (Australia) 2.75%, 11/2/2051	4,000	2,355
Rio Tinto Finance USA plc (Australia)
5.25%, 3/14/2035	2,000	1,988
5.13%, 3/9/2053	18,000	16,010
5.75%, 3/14/2055	15,000	14,523
Southern Copper Corp. (Mexico)
6.75%, 4/16/2040	36,000	38,791
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — continued
5.25%, 11/8/2042	16,000	14,715
5.88%, 4/23/2045	51,000	50,015
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	31,000	29,472
		532,315
Mortgage Real Estate Investment Trusts (REITs) — 0.0% ^
Ladder Capital Finance Holdings LLLP 5.50%, 8/1/2030	5,000	4,997
Multi-Utilities — 2.1%
Ameren Corp. 3.50%, 1/15/2031	30,000	28,153
Avista Corp. 4.00%, 4/1/2052	5,000	3,634
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	82,000	85,242
5.95%, 5/15/2037	137,000	141,073
Black Hills Corp.
4.35%, 5/1/2033	20,000	18,641
6.15%, 5/15/2034	24,000	24,682
CenterPoint Energy, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.22%), 5.95%, 4/1/2056 (b)	36,000	35,466
CMS Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050 (b)	5,000	4,851
Consolidated Edison Co. of New York, Inc.
Series D, 4.00%, 12/1/2028	5,000	4,926
2.40%, 6/15/2031	27,000	24,042
3.20%, 12/1/2051	14,000	8,765
3.70%, 11/15/2059	51,000	33,342
Series C, 3.00%, 12/1/2060	70,000	39,028
Consumers Energy Co.
4.63%, 5/15/2033	51,000	49,349
3.95%, 7/15/2047	81,000	61,468
3.75%, 2/15/2050	85,000	60,763
Dominion Energy, Inc.
4.25%, 6/1/2028	9,000	8,925
Series C, 2.25%, 8/15/2031	2,000	1,748
Series F, 5.25%, 8/1/2033	1,000	988
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (b)	55,000	56,183
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (b)	46,000	46,216
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.00%, 2/15/2056 (b)	15,000	14,873
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Multi-Utilities — continued
DTE Energy Co. 5.05%, 10/1/2035	14,000	13,450
National Grid plc (United Kingdom) 5.81%, 6/12/2033	41,000	41,983
NiSource, Inc.
3.60%, 5/1/2030	11,000	10,497
5.00%, 6/15/2052	13,000	10,957
Public Service Enterprise Group, Inc. 2.45%, 11/15/2031	49,000	42,962
San Diego Gas & Electric Co.
2.95%, 8/15/2051	46,000	27,894
3.70%, 3/15/2052	1,000	690
5.35%, 4/1/2053	18,000	15,949
Sempra
3.40%, 2/1/2028	39,000	38,280
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.14%), 6.55%, 4/1/2055 (b)	5,000	4,945
Southern Co. Gas Capital Corp.
4.40%, 5/30/2047	10,000	7,940
Series 21A, 3.15%, 9/30/2051	33,000	20,695
WEC Energy Group, Inc.
1.38%, 10/15/2027	15,000	14,484
2.20%, 12/15/2028	114,000	107,701
		1,110,785
Office REITs — 0.3%
Boston Properties LP 2.55%, 4/1/2032	43,000	37,111
COPT Defense Properties LP 2.75%, 4/15/2031	64,000	57,432
Kilroy Realty LP
4.25%, 8/15/2029	5,000	4,847
2.50%, 11/15/2032	18,000	14,803
2.65%, 11/15/2033	30,000	24,001
Piedmont Operating Partnership LP 3.15%, 8/15/2030	5,000	4,570
		142,764
Oil, Gas & Consumable Fuels — 6.6%
Boardwalk Pipelines LP 3.60%, 9/1/2032	45,000	41,197
BP Capital Markets America, Inc.
4.23%, 11/6/2028	49,000	48,580
2.72%, 1/12/2032	19,000	16,948
5.23%, 11/17/2034	51,000	50,838
3.00%, 3/17/2052	47,000	28,820
3.38%, 2/8/2061	74,000	45,845
BP Capital Markets plc 3.28%, 9/19/2027	37,000	36,589
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	77

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Canadian Natural Resources Ltd. (Canada)
6.50%, 2/15/2037	17,000	18,012
4.95%, 6/1/2047	20,000	17,170
Cenovus Energy, Inc. (Canada)
2.65%, 1/15/2032	41,000	36,191
5.40%, 3/20/2036	27,000	26,274
5.25%, 6/15/2037	11,000	10,470
Cheniere Energy Partners LP 3.25%, 1/31/2032	50,000	45,276
Cheniere Energy, Inc. 4.63%, 10/15/2028	55,000	54,703
Chevron Corp.
2.24%, 5/11/2030	150,000	137,289
3.08%, 5/11/2050	5,000	3,217
ConocoPhillips Co.
4.70%, 1/15/2030	76,000	75,700
3.80%, 3/15/2052	30,000	21,241
4.03%, 3/15/2062	50,000	34,853
5.70%, 9/15/2063	30,000	27,888
5.65%, 1/15/2065	7,000	6,447
Devon Energy Corp.
5.25%, 10/15/2027	52,000	52,009
5.20%, 9/15/2034	52,000	51,258
Diamondback Energy, Inc. 3.50%, 12/1/2029	4,000	3,834
Enbridge Energy Partners LP Series B, 7.50%, 4/15/2038	23,000	26,029
Enbridge, Inc. (Canada) 2.50%, 8/1/2033	232,000	194,753
Energy Transfer LP
4.95%, 5/15/2028	51,000	51,132
5.25%, 7/1/2029	45,000	45,447
3.75%, 5/15/2030	24,000	22,942
4.90%, 3/15/2035	2,000	1,899
6.05%, 6/1/2041	2,000	1,976
6.10%, 2/15/2042	45,000	44,376
6.13%, 12/15/2045	5,000	4,819
5.30%, 4/15/2047	5,000	4,360
5.40%, 10/1/2047	85,000	74,675
6.00%, 6/15/2048	5,000	4,707
5.95%, 5/15/2054	21,000	19,498
6.30%, 1/15/2056	5,000	4,870
Enterprise Products Operating LLC
2.80%, 1/31/2030	39,000	36,511
4.85%, 1/31/2034	1,000	975
5.20%, 1/15/2036	4,000	3,927
4.85%, 8/15/2042	43,000	38,441
4.90%, 5/15/2046	2,000	1,740
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
3.95%, 1/31/2060	26,000	18,152
(3-MONTH CME TERM SOFR + 2.83%), 5.38%, 2/15/2078 (b)	48,000	47,878
EOG Resources, Inc. 4.95%, 4/15/2050	55,000	47,394
EQT Corp. 7.00%, 2/1/2030 (a)	48,000	50,701
Exxon Mobil Corp.
2.44%, 8/16/2029	50,000	47,181
4.23%, 3/19/2040	88,000	77,252
3.10%, 8/16/2049	29,000	18,804
Hess Corp.
7.88%, 10/1/2029	40,000	43,542
5.80%, 4/1/2047	50,000	49,203
Kinder Morgan, Inc.
3.25%, 8/1/2050	80,000	50,461
5.95%, 8/1/2054	5,000	4,810
MPLX LP
4.25%, 12/1/2027	42,000	41,799
5.00%, 1/15/2033	31,000	30,322
4.50%, 4/15/2038	16,000	14,156
5.20%, 12/1/2047	9,000	7,809
4.70%, 4/15/2048	59,000	47,525
4.95%, 3/14/2052	34,000	27,797
6.20%, 9/15/2055	50,000	48,570
4.90%, 4/15/2058	10,000	7,959
Occidental Petroleum Corp.
7.88%, 9/15/2031	5,000	5,573
5.38%, 1/1/2032	5,000	5,046
ONEOK Partners LP 6.85%, 10/15/2037	21,000	22,607
ONEOK, Inc.
5.60%, 4/1/2044	5,000	4,599
4.95%, 7/13/2047	64,000	53,413
4.20%, 10/3/2047	14,000	10,489
5.20%, 7/15/2048	70,000	60,141
6.63%, 9/1/2053	2,000	2,049
5.70%, 11/1/2054	5,000	4,549
6.25%, 10/15/2055	8,000	7,853
Phillips 66
3.90%, 3/15/2028	24,000	23,796
4.88%, 11/15/2044	10,000	8,675
Phillips 66 Co.
3.75%, 3/1/2028	2,000	1,979
5.65%, 6/15/2054	17,000	15,744
5.50%, 3/15/2055	6,000	5,433
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.17%), 6.20%, 3/15/2056 (b)	41,000	40,542
Pioneer Natural Resources Co. 1.90%, 8/15/2030	38,000	33,933
Sabine Pass Liquefaction LLC
4.20%, 3/15/2028	57,000	56,621
5.90%, 9/15/2037	32,094	33,025
Shell Finance US, Inc.
3.88%, 11/13/2028	10,000	9,854
4.13%, 11/6/2030	5,000	4,874
3.13%, 11/7/2049	10,000	6,468
3.00%, 11/26/2051	8,000	4,949
Targa Resources Corp. 6.50%, 2/15/2053	15,000	15,193
Targa Resources Partners LP 4.88%, 2/1/2031	75,000	73,998
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/2028	53,000	55,338
7.63%, 4/1/2037	5,000	5,730
TotalEnergies Capital International SA (France)
2.83%, 1/10/2030	177,000	166,465
3.39%, 6/29/2060	33,000	20,517
TransCanada PipeLines Ltd. (Canada)
4.63%, 3/1/2034	1,000	950
5.85%, 3/15/2036	1,000	1,017
6.20%, 10/15/2037	11,000	11,346
6.10%, 6/1/2040	48,000	48,433
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.12%), 6.38%, 10/17/2056 (b)	17,000	16,968
Transcontinental Gas Pipe Line Co. LLC 4.60%, 3/15/2048	150,000	122,518
Valero Energy Corp.
2.15%, 9/15/2027	17,000	16,602
2.80%, 12/1/2031	7,000	6,255
5.15%, 3/10/2036	155,000	149,852
Viper Energy Partners LLC
4.90%, 8/1/2030	5,000	4,944
5.70%, 8/1/2035	5,000	4,990
Western Midstream Operating LP
4.50%, 3/1/2028	42,000	41,802
6.35%, 1/15/2029	47,000	48,418
5.30%, 3/1/2048	2,000	1,702
5.25%, 2/1/2050 (a)	23,000	19,378
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
Williams Cos., Inc. (The)
4.65%, 8/15/2032	2,000	1,939
5.80%, 11/15/2043	14,000	13,481
		3,425,089
Paper & Forest Products — 0.1%
Suzano Austria GmbH (Brazil) 4.00%, 1/15/2031 (a)	65,000	60,949
Passenger Airlines — 0.1%
American Airlines Pass-Through Trust Series 2021-1, Class A, 2.88%, 7/11/2034	30,634	27,012
Personal Care Products — 0.4%
Estee Lauder Cos., Inc. (The) 4.65%, 5/15/2033	43,000	41,518
Kenvue, Inc.
4.90%, 3/22/2033	110,000	108,488
5.10%, 3/22/2043	31,000	28,436
5.05%, 3/22/2053	16,000	13,931
		192,373
Pharmaceuticals — 3.5%
Astrazeneca Finance LLC (United Kingdom)
4.00%, 3/2/2031	33,000	31,785
2.25%, 5/28/2031	77,000	68,303
4.60%, 3/2/2036	52,000	49,156
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	24,000	25,898
4.38%, 11/16/2045	18,000	14,973
2.13%, 8/6/2050	23,000	12,087
3.00%, 5/28/2051	62,000	39,026
Bristol-Myers Squibb Co.
1.13%, 11/13/2027	117,000	112,681
1.45%, 11/13/2030	13,000	11,345
5.90%, 11/15/2033	30,000	31,262
4.35%, 11/15/2047	13,000	10,387
6.40%, 11/15/2063	46,000	48,222
Eli Lilly & Co.
4.00%, 10/15/2028	14,000	13,861
3.38%, 3/15/2029	90,000	87,413
2.25%, 5/15/2050	99,000	53,605
4.15%, 3/15/2059	33,000	24,475
GlaxoSmithKline Capital plc (United Kingdom) 3.38%, 6/1/2029	89,000	86,178
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/2038	26,000	27,738
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	79

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pharmaceuticals — continued
Johnson & Johnson
0.95%, 9/1/2027	30,000	29,057
4.70%, 3/1/2030	2,000	2,007
4.38%, 12/5/2033	27,000	26,313
3.55%, 3/1/2036	19,000	16,818
5.95%, 8/15/2037	57,000	60,810
3.40%, 1/15/2038	106,000	89,788
3.50%, 1/15/2048	5,000	3,624
2.25%, 9/1/2050	39,000	21,554
Merck & Co., Inc.
4.30%, 5/17/2030	29,000	28,530
6.50%, 12/1/2033 (a)	8,000	8,655
3.60%, 9/15/2042	86,000	66,357
2.90%, 12/10/2061	84,000	45,798
Merck Sharp & Dohme LLC 5.95%, 12/1/2028	30,000	30,867
Mylan, Inc. 5.20%, 4/15/2048	22,000	17,799
Novartis Capital Corp.
3.80%, 9/18/2029	53,000	51,740
4.10%, 11/5/2030	25,000	24,300
4.20%, 9/18/2034	3,000	2,829
Pfizer Investment Enterprises Pte. Ltd. 5.34%, 5/19/2063	80,000	69,924
Pfizer, Inc.
4.00%, 12/15/2036	5,000	4,479
4.13%, 12/15/2046	5,000	3,934
Royalty Pharma plc
1.75%, 9/2/2027	41,000	39,923
5.40%, 9/2/2034	4,000	3,962
5.20%, 9/25/2035	64,000	62,130
3.30%, 9/2/2040	51,000	38,373
3.55%, 9/2/2050	43,000	28,784
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	38,000	31,205
Viatris, Inc. 2.70%, 6/22/2030	23,000	20,896
Wyeth LLC
6.50%, 2/1/2034	11,000	11,799
6.00%, 2/15/2036	91,000	94,569
Zoetis, Inc.
3.00%, 9/12/2027	41,000	40,443
3.90%, 8/20/2028	26,000	25,615
5.00%, 8/17/2035	83,000	80,161
		1,831,438
Professional Services — 0.5%
Concentrix Corp.
6.60%, 8/2/2028	17,000	17,180
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Professional Services — continued
6.85%, 8/2/2033	48,000	46,294
Equifax, Inc. 2.35%, 9/15/2031	144,000	125,588
Jacobs Engineering Group, Inc. 5.90%, 3/1/2033	41,000	41,685
TR Finance LLC (Canada) 5.85%, 4/15/2040	6,000	5,872
		236,619
Residential REITs — 0.6%
American Homes 4 Rent LP 3.38%, 7/15/2051	2,000	1,288
Camden Property Trust 2.80%, 5/15/2030	60,000	55,617
ERP Operating LP
2.05%, 1/15/2032	23,000	19,841
3.90%, 10/15/2046	2,000	1,519
Essex Portfolio LP 1.70%, 3/1/2028	29,000	27,730
Mid-America Apartments LP 4.65%, 1/15/2033	5,000	4,823
Store Capital LLC 4.50%, 3/15/2028	37,000	36,738
Sun Communities Operating LP 2.30%, 11/1/2028	2,000	1,895
UDR, Inc.
3.00%, 8/15/2031	11,000	9,952
1.90%, 3/15/2033	86,000	69,838
2.10%, 6/15/2033	78,000	63,560
3.10%, 11/1/2034	5,000	4,211
		297,012
Retail REITs — 0.3%
Brixmor Operating Partnership LP 4.05%, 7/1/2030	60,000	57,697
Kimco Realty OP LLC 2.25%, 12/1/2031	10,000	8,721
NNN REIT, Inc. 3.10%, 4/15/2050	56,000	35,113
Realty Income Corp.
3.40%, 1/15/2028	5,000	4,919
3.20%, 2/15/2031	29,000	26,858
1.80%, 3/15/2033	24,000	19,576
4.65%, 3/15/2047	26,000	21,868
		174,752
Semiconductors & Semiconductor Equipment — 2.6%
Applied Materials, Inc. 5.10%, 10/1/2035	7,000	6,906
Broadcom, Inc.
1.95%, 2/15/2028	133,000	128,013
2.45%, 2/15/2031	2,000	1,776
4.15%, 4/15/2032	73,000	68,305
4.30%, 11/15/2032	2,000	1,873
2.60%, 2/15/2033	105,000	88,089
3.47%, 4/15/2034	60,000	51,491
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
4.93%, 5/15/2037 (e)	113,000	103,671
Intel Corp.
1.60%, 8/12/2028	243,000	228,876
3.90%, 3/25/2030	4,000	3,847
4.25%, 12/15/2042	98,000	77,472
5.63%, 2/10/2043	10,000	9,289
4.10%, 5/19/2046	22,000	16,179
3.10%, 2/15/2060	57,000	30,535
5.90%, 2/10/2063	20,000	17,906
6.20%, 5/15/2066	17,000	15,845
KLA Corp.
4.10%, 3/15/2029	86,000	84,664
4.95%, 7/15/2052	16,000	13,720
Micron Technology, Inc. 3.48%, 11/1/2051	13,000	8,703
NVIDIA Corp.
2.85%, 4/1/2030	2,000	1,870
2.00%, 6/15/2031	199,000	174,546
5.55%, 6/15/2046	22,000	20,250
5.63%, 6/15/2056	28,000	25,176
3.70%, 4/1/2060	35,000	23,088
NXP BV (Netherlands)
3.40%, 5/1/2030	15,000	14,147
5.00%, 1/15/2033	61,000	59,604
3.13%, 2/15/2042	20,000	14,186
3.25%, 11/30/2051	22,000	13,822
QUALCOMM, Inc.
1.65%, 5/20/2032	10,000	8,350
4.65%, 5/20/2035	4,000	3,819
Skyworks Solutions, Inc. 3.00%, 6/1/2031	41,000	36,546
Texas Instruments, Inc.
1.75%, 5/4/2030	23,000	20,615
5.00%, 3/14/2053	5,000	4,331
		1,377,510
Software — 2.3%
Cadence Design Systems, Inc. 4.20%, 9/10/2027	16,000	15,946
Microsoft Corp.
5.20%, 6/1/2039	77,000	76,782
4.50%, 10/1/2040	3,000	2,718
2.53%, 6/1/2050	64,000	36,072
Oracle Corp.
3.25%, 11/15/2027	30,000	29,405
2.30%, 3/25/2028	11,000	10,527
4.65%, 5/6/2030	30,000	28,864
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Software — continued
4.80%, 9/26/2032	32,000	29,590
6.25%, 11/9/2032	83,000	82,740
4.90%, 2/6/2033	88,000	80,993
4.30%, 7/8/2034	2,000	1,727
3.85%, 7/15/2036	194,000	154,002
3.80%, 11/15/2037	31,000	23,567
6.50%, 4/15/2038	15,000	14,483
4.13%, 5/15/2045	5,000	3,297
5.88%, 9/26/2045	5,000	4,130
4.00%, 7/15/2046	50,000	32,005
3.60%, 4/1/2050	142,000	82,180
4.38%, 5/15/2055	39,000	24,553
4.10%, 3/25/2061	66,000	38,578
6.13%, 8/3/2065	53,000	41,910
Roper Technologies, Inc. 1.40%, 9/15/2027	150,000	145,396
Salesforce, Inc.
3.70%, 4/11/2028	43,000	42,425
1.50%, 7/15/2028	2,000	1,890
1.95%, 7/15/2031	2,000	1,729
5.55%, 3/15/2036	14,000	13,749
2.90%, 7/15/2051	29,000	16,368
6.70%, 3/15/2066	94,000	92,404
Workday, Inc.
3.70%, 4/1/2029	41,000	39,719
3.80%, 4/1/2032	31,000	28,832
		1,196,581
Specialized REITs — 1.1%
American Tower Corp.
1.50%, 1/31/2028	16,000	15,298
2.10%, 6/15/2030	105,000	94,213
Crown Castle, Inc.
4.80%, 9/1/2028	92,000	91,909
3.10%, 11/15/2029	12,000	11,301
2.90%, 4/1/2041	50,000	34,895
5.20%, 2/15/2049	32,000	27,505
Equinix, Inc.
3.20%, 11/18/2029	81,000	76,633
3.00%, 7/15/2050	97,000	58,115
2.95%, 9/15/2051	5,000	2,922
3.40%, 2/15/2052	26,000	16,493
Extra Space Storage LP
3.88%, 12/15/2027	17,000	16,839
2.35%, 3/15/2032	64,000	54,935
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	81

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialized REITs — continued
Public Storage Operating Co.
1.95%, 11/9/2028	42,000	39,629
2.25%, 11/9/2031	45,000	39,370
		580,057
Specialty Retail — 1.5%
AutoZone, Inc.
5.20%, 8/1/2033	18,000	17,807
6.55%, 11/1/2033	2,000	2,133
Dick's Sporting Goods, Inc. 4.10%, 1/15/2052	64,000	43,675
Home Depot, Inc. (The)
1.50%, 9/15/2028	47,000	44,284
2.70%, 4/15/2030	212,000	197,343
4.50%, 9/15/2032	13,000	12,718
4.95%, 6/25/2034	2,000	1,968
5.88%, 12/16/2036	20,000	20,722
4.20%, 4/1/2043	44,000	36,325
2.38%, 3/15/2051	4,000	2,153
2.75%, 9/15/2051	19,000	11,034
3.50%, 9/15/2056	18,000	11,812
Lowe's Cos., Inc.
1.30%, 4/15/2028	76,000	72,055
4.05%, 5/3/2047	131,000	98,252
3.00%, 10/15/2050	7,000	4,207
4.45%, 4/1/2062	41,000	30,089
5.85%, 4/1/2063	19,000	17,673
O'Reilly Automotive, Inc.
3.60%, 9/1/2027	2,000	1,982
4.35%, 6/1/2028	44,000	43,701
4.20%, 4/1/2030	19,000	18,488
1.75%, 3/15/2031	48,000	41,557
5.10%, 3/12/2036	4,000	3,855
TJX Cos., Inc. (The) 1.15%, 5/15/2028	35,000	33,059
Tractor Supply Co. 5.25%, 5/15/2033	2,000	1,988
		768,880
Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.
1.20%, 2/8/2028	9,000	8,608
4.15%, 5/10/2030	139,000	137,234
4.30%, 5/10/2033	87,000	84,935
4.50%, 2/23/2036	55,000	53,182
4.65%, 2/23/2046	130,000	112,439
3.75%, 9/12/2047	2,000	1,478
2.55%, 8/20/2060	73,000	37,189
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Technology Hardware, Storage & Peripherals — continued
4.10%, 8/8/2062	33,000	23,923
Dell International LLC
5.30%, 10/1/2029	40,000	40,375
4.75%, 10/6/2032	17,000	16,508
8.10%, 7/15/2036	46,000	53,381
Dell, Inc. 6.50%, 4/15/2038	23,000	23,977
Hewlett Packard Enterprise Co.
5.25%, 7/1/2028	72,000	72,516
5.25%, 4/1/2033	14,000	13,853
HP, Inc. 4.00%, 4/15/2029	175,000	171,006
		850,604
Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc.
3.63%, 5/1/2043	60,000	45,701
3.88%, 11/1/2045	10,000	7,663
3.38%, 11/1/2046	65,000	45,365
Tapestry, Inc. 5.50%, 3/11/2035	38,000	37,397
		136,126
Tobacco — 1.0%
Altria Group, Inc.
4.88%, 2/4/2028	25,000	25,077
2.45%, 2/4/2032	15,000	13,049
5.95%, 2/14/2049	46,000	43,462
4.45%, 5/6/2050	3,000	2,272
4.00%, 2/4/2061	25,000	16,581
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	2,000	1,926
3.46%, 9/6/2029	12,000	11,532
4.39%, 8/15/2037	75,000	66,651
5.28%, 4/2/2050	65,000	55,923
7.08%, 8/2/2053	6,000	6,497
Philip Morris International, Inc.
4.88%, 2/15/2028	95,000	95,353
5.13%, 2/15/2030	94,000	94,597
5.75%, 11/17/2032	54,000	55,608
5.25%, 2/13/2034	13,000	12,953
6.38%, 5/16/2038	16,000	16,984
4.38%, 11/15/2041	21,000	17,775
		536,240
Trading Companies & Distributors — 0.4%
GATX Corp.
3.50%, 6/1/2032	1,000	914
4.90%, 3/15/2033	41,000	39,940
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Trading Companies & Distributors — continued
5.45%, 9/15/2033	20,000	20,071
6.05%, 3/15/2034	91,000	93,702
Sumisho Air Lease Corp.
3.13%, 12/1/2030	42,000	38,575
2.88%, 1/15/2032	43,000	38,027
		231,229
Water Utilities — 0.3%
American Water Capital Corp.
4.45%, 6/1/2032	25,000	24,252
6.59%, 10/15/2037	71,000	76,894
4.30%, 12/1/2042	3,000	2,502
4.00%, 12/1/2046	29,000	22,094
4.20%, 9/1/2048	6,000	4,644
Essential Utilities, Inc. 5.30%, 5/1/2052	31,000	27,376
		157,762
Wireless Telecommunication Services — 1.4%
America Movil SAB de CV (Mexico)
6.38%, 3/1/2035	40,000	42,339
6.13%, 11/15/2037	84,000	86,209
Rogers Communications, Inc. (Canada)
5.00%, 2/15/2029	122,000	121,935
5.30%, 2/15/2034	46,000	44,571
5.45%, 10/1/2043	21,000	18,853
T-Mobile USA, Inc.
3.88%, 4/15/2030	113,000	108,644
3.50%, 4/15/2031	197,000	183,472
3.30%, 2/15/2051	67,000	41,306
Vodafone Group plc (United Kingdom)
5.25%, 5/30/2048	57,000	49,577
5.75%, 2/10/2063	46,000	40,882
		737,788
Total Corporate Bonds (Cost $53,012,928)		51,370,184
Asset-Backed Securities — 0.1%
American Airlines Pass-Through Trust Series 2016-1, Class AA, 3.58%, 1/15/2028	26,223	25,749
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 10/15/2027	16,912	17,079
Series 2016-1, Class AA, 3.10%, 7/7/2028	2,101	2,050
Series 2018-1, Class AA, 3.50%, 3/1/2030	16,554	15,893
Total Asset-Backed Securities (Cost $60,699)		60,771
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.3%
Investment Companies — 0.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (f) (g) (Cost $152,945)	152,945	152,945
Total Investments — 98.9% (Cost $53,226,572)		51,583,900
Other Assets in Excess of Liabilities — 1.1%		559,008
NET ASSETS — 100.0%		52,142,908

Percentages indicated are based on net assets.

Abbreviations
CME	Chicago Mercantile Exchange
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2026.

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2026.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2026 is $162,813 or 0.31% of the
Fund’s net assets as of August 31, 2026.

(d)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2026.

(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	83

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — 87.6%
Angola — 2.4%
Republic of Angola
8.00%, 11/26/2029 (a)	500,000	512,430
9.24%, 1/15/2031 (a)	200,000	210,500
8.75%, 4/14/2032 (a)	500,000	511,280
9.88%, 3/31/2037 (a)	400,000	414,796
9.38%, 5/8/2048 (a)	514,000	491,831
9.13%, 11/26/2049 (a)	200,000	185,188
		2,326,025
Bahrain — 4.7%
Kingdom of Bahrain
7.00%, 10/12/2028 (a)	600,000	595,500
6.75%, 9/20/2029 (a)	1,200,000	1,178,628
5.63%, 9/30/2031 (a)	400,000	370,882
5.45%, 9/16/2032 (a)	600,000	544,200
5.63%, 5/18/2034 (a)	859,000	763,144
7.50%, 2/12/2036 (a)	800,000	787,248
6.00%, 9/19/2044 (a)	260,000	210,600
		4,450,202
Benin — 0.4%
Benin Government Bond 7.96%, 2/13/2038 (a)	400,000	423,700
Brazil — 6.6%
Federative Republic of Brazil
4.50%, 5/30/2029	200,000	199,054
5.50%, 11/6/2030	400,000	401,360
6.13%, 1/22/2032	600,000	607,200
5.50%, 2/4/2033	400,000	388,800
6.00%, 10/20/2033	800,000	797,200
6.63%, 3/15/2035	2,300,000	2,324,150
5.00%, 1/27/2045	800,000	616,240
7.13%, 5/13/2054	335,000	322,102
7.25%, 1/12/2056	600,000	576,600
		6,232,706
Bulgaria — 0.2%
Republic of Bulgaria 5.00%, 3/5/2037 (a)	200,000	190,592
Chile — 1.4%
Republic of Chile
3.24%, 2/6/2028	200,000	195,700
4.85%, 1/22/2029	200,000	200,000
5.65%, 1/13/2037	400,000	405,200
5.33%, 1/5/2054	400,000	365,000
3.25%, 9/21/2071	200,000	117,600
		1,283,500
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Colombia — 6.2%
Republic of Colombia
4.50%, 3/15/2029	300,000	292,350
3.00%, 1/30/2030	1,000,000	916,500
7.38%, 4/25/2030	800,000	840,400
6.13%, 1/21/2031	400,000	400,644
7.50%, 2/2/2034	600,000	628,800
7.75%, 11/7/2036	950,000	1,009,375
7.38%, 9/18/2037	549,000	568,764
6.13%, 1/18/2041	200,000	182,080
5.63%, 2/26/2044	1,100,000	921,800
5.20%, 5/15/2049	200,000	153,600
		5,914,313
Costa Rica — 1.6%
Republic of Costa Rica
6.55%, 4/3/2034 (a)	200,000	209,706
7.16%, 3/12/2045 (a)	800,000	851,800
7.30%, 11/13/2054 (a)	400,000	432,275
		1,493,781
Dominican Republic — 5.8%
Dominican Republic Government Bond
6.00%, 7/19/2028 (a)	300,000	303,071
4.50%, 1/30/2030 (a)	600,000	578,100
7.05%, 2/3/2031 (a)	550,000	575,611
4.88%, 9/23/2032 (a)	650,000	611,162
6.95%, 3/15/2037 (b)	300,000	311,148
6.95%, 3/15/2037 (a)	600,000	622,296
5.30%, 1/21/2041 (a)	750,000	659,557
7.45%, 4/30/2044 (a)	700,000	740,775
6.40%, 6/5/2049 (b)	150,000	141,388
7.15%, 2/24/2055 (a)	450,000	458,550
5.88%, 1/30/2060 (a)	650,000	556,075
		5,557,733
Egypt — 4.1%
Arab Republic of Egypt
6.59%, 2/21/2028 (a)	400,000	402,560
8.63%, 2/4/2030 (a)	500,000	532,500
5.88%, 2/16/2031 (a)	800,000	774,888
7.63%, 5/29/2032 (a)	200,000	204,928
7.30%, 9/30/2033 (a)	200,000	199,490
8.50%, 1/31/2047 (a)	650,000	622,700
7.90%, 2/21/2048 (a)	400,000	359,544
8.70%, 3/1/2049 (a)	400,000	387,976
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Egypt—continued
8.88%, 5/29/2050 (a)	200,000	196,648
7.50%, 2/16/2061 (a)	200,000	168,724
		3,849,958
El Salvador — 0.5%
Republic of El Salvador
9.25%, 4/17/2030 (a)	150,000	160,462
9.65%, 11/21/2054 (a)	300,000	340,258
		500,720
Ghana — 1.3%
Republic of Ghana
5.00%, 7/3/2029 (a) (c)	302,250	298,866
5.00%, 7/3/2035 (a) (c)	1,000,000	931,495
		1,230,361
Guatemala — 0.8%
Republic of Guatemala 6.60%, 6/13/2036 (a)	750,000	783,188
Hungary — 2.3%
Hungary Government Bond
5.25%, 6/16/2029 (a)	200,000	200,937
2.13%, 9/22/2031 (a)	400,000	345,344
6.25%, 9/22/2032 (a)	600,000	628,875
6.00%, 9/26/2035 (a)	700,000	714,357
6.75%, 9/25/2052 (a)	244,000	255,151
		2,144,664
India — 0.4%
Export-Import Bank of India 2.25%, 1/13/2031 (a)	400,000	354,188
Indonesia — 2.6%
Perusahaan Penerbit SBSN Indonesia III 2.80%, 6/23/2030 (a)	400,000	370,000
Republic of Indonesia
4.75%, 2/11/2029	200,000	200,620
4.85%, 1/11/2033	400,000	390,036
5.60%, 1/15/2035	200,000	200,250
7.75%, 1/17/2038 (a)	500,000	575,000
4.20%, 10/15/2050	1,020,000	767,009
		2,502,915
Ivory Coast — 2.0%
Republic of Cote d'Ivoire
6.13%, 6/15/2033 (a)	450,000	444,938
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Ivory Coast—continued
8.25%, 1/30/2037 (a)	1,180,000	1,284,949
6.75%, 2/25/2041 (a)	200,000	190,530
		1,920,417
Jamaica — 0.7%
Jamaica Government Bond
8.00%, 3/15/2039	200,000	234,978
7.88%, 7/28/2045	400,000	465,840
		700,818
Jordan — 0.9%
Hashemite Kingdom of Jordan
7.50%, 1/13/2029 (a)	650,000	673,385
7.38%, 10/10/2047 (a)	200,000	195,282
		868,667
Kazakhstan — 0.6%
Republic of Kazakhstan
5.50%, 7/1/2037 (a)	400,000	399,328
6.50%, 7/21/2045 (a)	200,000	211,536
		610,864
Latvia — 0.2%
Latvia Government Bond 5.13%, 7/30/2034 (a)	200,000	197,250
Mexico — 3.0%
Eagle Funding Luxco SARL 5.50%, 8/17/2030 (a)	500,000	499,455
United Mexican States
4.75%, 4/27/2032	600,000	570,900
5.63%, 2/9/2034	200,000	194,200
6.88%, 5/13/2037	600,000	617,100
6.05%, 1/11/2040	166,000	156,812
7.38%, 5/13/2055	600,000	612,900
3.75%, 4/19/2071	200,000	109,504
5.75%, 10/12/2110	150,000	116,850
		2,877,721
Morocco — 1.0%
Kingdom of Morocco
3.00%, 12/15/2032 (a)	945,000	818,880
4.00%, 12/15/2050 (a)	200,000	138,226
		957,106
Nigeria — 4.5%
Federal Republic of Nigeria
8.38%, 3/24/2029 (a)	200,000	211,318
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	85

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Nigeria—continued
7.14%, 2/23/2030 (a)	800,000	822,264
8.75%, 1/21/2031 (a)	400,000	431,500
7.38%, 9/28/2033 (a)	1,300,000	1,327,638
10.38%, 12/9/2034 (a)	600,000	714,600
9.13%, 1/13/2046 (a)	200,000	219,750
7.63%, 11/28/2047 (a)	600,000	581,250
		4,308,320
Oman — 1.8%
Sultanate of Oman Government Bond
5.63%, 1/17/2028 (a)	400,000	403,000
7.38%, 10/28/2032 (a)	400,000	444,956
6.75%, 1/17/2048 (a)	600,000	627,102
7.00%, 1/25/2051 (a)	200,000	217,070
		1,692,128
Pakistan — 1.0%
Islamic Republic of Pakistan
6.88%, 12/5/2027 (a)	200,000	201,700
7.38%, 4/8/2031 (a)	721,000	723,704
		925,404
Panama — 2.2%
Republic of Panama
2.25%, 9/29/2032	600,000	497,070
5.23%, 2/23/2034	400,000	387,980
6.88%, 1/31/2036	516,000	550,082
5.66%, 2/23/2038	200,000	194,680
4.50%, 4/1/2056	600,000	443,212
		2,073,024
Paraguay — 0.2%
Republic of Paraguay 5.40%, 3/30/2050 (a)	200,000	175,730
Peru — 1.7%
Republic of Peru
2.78%, 1/23/2031	100,000	91,400
8.75%, 11/21/2033	108,000	128,628
3.00%, 1/15/2034	378,000	321,300
5.38%, 2/8/2035	400,000	394,700
3.30%, 3/11/2041	200,000	151,200
5.88%, 8/8/2054	225,000	213,975
2.78%, 12/1/2060	289,000	152,179
3.23%, 7/28/2121	319,000	166,996
		1,620,378
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Philippines — 2.4%
Republic of Philippines
6.38%, 1/15/2032	400,000	424,000
5.00%, 1/13/2037	800,000	759,000
3.70%, 3/1/2041	650,000	508,917
5.75%, 1/27/2051	200,000	189,252
ROP Sukuk Trust 5.05%, 6/6/2029 (a)	400,000	401,000
		2,282,169
Poland — 1.7%
Republic of Poland
4.63%, 3/18/2029	100,000	100,296
4.88%, 2/12/2030	200,000	201,290
4.88%, 10/4/2033	350,000	341,964
5.13%, 9/18/2034	300,000	295,365
5.50%, 4/4/2053	700,000	626,563
		1,565,478
Romania — 2.5%
Romania Government Bond
5.75%, 9/16/2030 (a)	250,000	249,485
7.13%, 1/17/2033 (a)	750,000	785,055
6.38%, 1/30/2034 (a)	200,000	199,596
5.75%, 3/24/2035 (b)	100,000	95,265
6.63%, 5/16/2036 (a)	300,000	300,435
7.50%, 2/10/2037 (a)	350,000	371,875
6.13%, 1/22/2044 (a)	250,000	230,625
4.00%, 2/14/2051 (a)	250,000	161,185
		2,393,521
Saudi Arabia — 3.0%
Kingdom of Saudi Arabia
4.38%, 4/16/2029 (a)	600,000	591,750
4.75%, 1/16/2030 (a)	600,000	594,750
2.25%, 2/2/2033 (a)	900,000	757,800
4.88%, 1/12/2036 (a)	200,000	192,374
5.25%, 1/16/2050 (a)	800,000	699,200
		2,835,874
Serbia — 0.9%
Republic of Serbia 6.50%, 9/26/2033 (a)	800,000	827,000
South Africa — 4.6%
Republic of South Africa
4.85%, 9/30/2029	649,000	644,457
5.88%, 6/22/2030	600,000	613,500
5.88%, 4/20/2032	200,000	204,725
7.10%, 11/19/2036 (a)	800,000	853,544
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
South Africa—continued
5.65%, 9/27/2047	600,000	498,000
5.75%, 9/30/2049	400,000	331,400
7.30%, 4/20/2052	400,000	396,800
7.95%, 11/19/2054 (a)	800,000	846,400
		4,388,826
Sri Lanka — 2.0%
Democratic Socialist Republic of Sri Lanka
4.00%, 4/15/2028 (a)	53,000	51,278
3.10%, 1/15/2030 (a) (c)	300,000	308,887
3.35%, 3/15/2033 (a) (c)	600,000	576,648
3.60%, 6/15/2035 (a) (c)	500,000	412,900
3.60%, 2/15/2038 (a) (c)	500,000	511,250
		1,860,963
Suriname — 0.2%
Suriname Government International Bond 8.50%, 11/6/2035 (a)	200,000	215,648
Trinidad And Tobago — 0.4%
Republic of Trinidad and Tobago 6.50%, 1/28/2036 (a)	400,000	405,900
Turkey — 7.4%
Hazine Mustesarligi Varlik Kiralama A/S
6.50%, 4/26/2030 (a)	200,000	200,202
6.75%, 9/1/2030 (a)	200,000	201,284
Republic of Turkiye (The)
5.13%, 2/17/2028	1,372,000	1,356,661
5.95%, 1/15/2031	700,000	685,013
7.13%, 2/12/2032	1,400,000	1,424,738
6.50%, 9/20/2033	601,000	588,325
6.95%, 9/16/2035	1,200,000	1,185,000
6.88%, 3/17/2036	450,000	443,250
6.80%, 11/4/2036	400,000	387,060
5.75%, 5/11/2047	700,000	553,595
		7,025,128
Uruguay — 1.4%
Oriental Republic of Uruguay
4.38%, 1/23/2031	134,000	132,928
5.75%, 10/28/2034	725,000	744,575
5.10%, 6/18/2050	100,000	88,850
4.98%, 4/20/2055	432,000	370,224
		1,336,577
Total Foreign Government Securities (Cost $83,323,704)		83,303,457
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 10.1%
Chile — 1.1%
Corp. Nacional del Cobre de Chile
3.00%, 9/30/2029 (a)	400,000	376,100
5.53%, 1/30/2037 (a)	400,000	387,016
3.70%, 1/30/2050 (a)	400,000	268,490
		1,031,606
China — 1.1%
CNAC HK Finbridge Co. Ltd. 5.13%, 3/14/2028 (a)	650,000	653,178
Sinopec Group Overseas Development 2018 Ltd. 2.95%, 11/12/2029 (a)	200,000	190,750
State Grid Overseas Investment BVI Ltd. 1.63%, 8/5/2030 (a)	200,000	178,556
		1,022,484
Hong Kong — 0.3%
China Life Insurance Overseas Co. Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.23%), 5.35%, 8/15/2033 (a) (d)	329,000	332,994
Hungary — 0.3%
MFB Magyar Fejlesztesi Bank Zrt. 6.50%, 6/29/2028 (a)	282,000	288,345
Indonesia — 0.8%
Pertamina Hulu Energi PT 5.25%, 5/21/2030 (a)	400,000	396,780
Pertamina Persero PT 4.18%, 1/21/2050 (a)	200,000	145,202
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5.45%, 2/3/2036 (a)	200,000	188,526
		730,508
Malaysia — 1.2%
Petronas Capital Ltd.
2.48%, 1/28/2032 (a)	400,000	351,772
5.34%, 4/3/2035 (a)	400,000	401,212
3.40%, 4/28/2061 (a)	634,000	398,070
		1,151,054
Mexico — 1.9%
Petroleos Mexicanos
8.75%, 6/2/2029	300,000	321,600
6.70%, 2/16/2032	250,000	251,375
10.00%, 2/7/2033	100,000	116,770
6.63%, 6/15/2035	450,000	430,078
6.50%, 6/2/2041	135,000	118,935
7.69%, 1/23/2050	600,000	547,110
		1,785,868
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	87

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Panama — 0.2%
Aeropuerto Internacional de Tocumen SA 5.13%, 8/11/2061 (a)	200,000	161,101
Peru — 0.4%
Petroleos del Peru SA 5.63%, 6/19/2047 (a)	500,000	366,400
Poland — 0.6%
Bank Gospodarstwa Krajowego
5.38%, 5/22/2033 (a)	200,000	199,636
5.75%, 7/9/2034 (b)	400,000	405,044
		604,680
Saudi Arabia — 1.4%
Gaci First Investment Co.
5.25%, 1/29/2030 (a)	400,000	400,064
4.75%, 2/14/2030 (a)	200,000	196,875
4.88%, 2/14/2035 (a)	771,000	735,219
		1,332,158
South Africa — 0.4%
Transnet 8.25%, 2/6/2028 (a)	400,000	413,720
Turkey — 0.4%
TVF Varlik Kiralama A/S 6.95%, 1/23/2030 (a)	400,000	400,972
Total Corporate Bonds (Cost $9,667,172)		9,621,890
	SHARES
Short-Term Investments — 0.8%
Investment Companies — 0.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (e) (f) (Cost $764,693)	764,693	764,693
INVESTMENTS	SHARES	VALUE($)
Total Investments — 98.5% (Cost $93,755,569)		93,690,040
Other Assets in Excess of Liabilities — 1.5%		1,392,207
NET ASSETS — 100.0%		95,082,247

Percentages indicated are based on net assets.

Abbreviations
PT	Limited liability company

(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future
contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2026.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2026.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of August 31, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Exchange-Traded Funds	August 31, 2026

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2026 (Unaudited)

	JPMorgan BetaBuilders U.S. Aggregate Bond ETF	JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF	JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF	JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
ASSETS:
Investments in non-affiliates, at value	$1,024,064,697	$54,760,578	$33,394,073	$53,621,695
Investments in affiliates, at value	36,744,522	191,090	381,979	377,259
Cash	—	2	2	1
Foreign currency, at value	178	—	—	—
Segregated cash balance with Authorized Participant for deposit securities	310,360	—	—	—
Receivables:
Investment securities sold	13,904,618	2,576,071	444,764	1,840,671
Investment securities sold — delayed delivery securities	1,337,326	—	—	—
Interest from non-affiliates	7,412,646	384,045	259,829	361,651
Dividends from affiliates	95,836	256	618	577
Total Assets	1,083,870,183	57,912,042	34,481,265	56,201,854
LIABILITIES:
Payables:
Due to custodian	500	—	—	—
Investment securities purchased	21,072,685	2,760,161	775,439	2,160,274
Investment securities purchased — delayed delivery securities	28,933,478	—	—	—
Collateral upon return of deposit securities	310,360	—	—	—
Accrued liabilities:
Management fees (See Note 3.A.)	20,378	1,866	1,112	1,835
Total Liabilities	50,337,401	2,762,027	776,551	2,162,109
Net Assets	$1,033,532,782	$55,150,015	$33,704,714	$54,039,745
NET ASSETS:
Paid-in-Capital	$1,185,137,840	$55,432,355	$37,030,343	$54,885,248
Total distributable earnings (loss)	(151,605,058)	(282,340)	(3,325,629)	(845,503)
Total Net Assets	$1,033,532,782	$55,150,015	$33,704,714	$54,039,745
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	22,898,203	562,500	432,500	560,000
Net asset value, per share	$45.14	$98.04	$77.93	$96.50
Cost of investments in non-affiliates	$1,065,797,232	$55,188,035	$35,048,694	$54,588,369
Cost of investments in affiliates	36,744,522	191,095	382,015	377,276
Cost of foreign currency	172	—	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	89

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2026 (Unaudited) (continued)

	JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF	JPMorgan USD Emerging Markets Sovereign Bond ETF
ASSETS:
Investments in non-affiliates, at value	$609,027,146	$51,430,955	$92,925,347
Investments in affiliates, at value	10,984,457	152,945	764,693
Cash	—	1	12,597
Foreign currency, at value	—	—	7,365
Receivables:
Investment securities sold	4,181,578	761,425	—
Interest from non-affiliates	10,686,089	651,065	1,396,798
Dividends from affiliates	19,396	545	1,616
Total Assets	634,898,666	52,996,936	95,108,416
LIABILITIES:
Payables:
Due to custodian	74,340	—	—
Investment securities purchased	12,161,401	852,489	—
Accrued liabilities:
Management fees (See Note 3.A.)	42,606	1,539	26,169
Total Liabilities	12,278,347	854,028	26,169
Net Assets	$622,620,319	$52,142,908	$95,082,247
NET ASSETS:
Paid-in-Capital	$696,720,860	$57,194,396	$112,658,712
Total distributable earnings (loss)	(74,100,541)	(5,051,488)	(17,576,465)
Total Net Assets	$622,620,319	$52,142,908	$95,082,247
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	13,600,000	1,175,000	2,400,000
Net asset value, per share	$45.78	$44.38	$39.62
Cost of investments in non-affiliates	$619,150,270	$53,073,627	$92,990,876
Cost of investments in affiliates	10,984,457	152,945	764,693
Cost of foreign currency	—	—	6,858
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Exchange-Traded Funds	August 31, 2026

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2026 (Unaudited)

	JPMorgan BetaBuilders U.S. Aggregate Bond ETF	JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF	JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF	JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$23,217,115	$892,012	$726,727	$843,859
Interest income from affiliates	4	—	1	—
Dividend income from affiliates	480,108	1,568	1,627	1,686
Total investment income	23,697,227	893,580	728,355	845,545
EXPENSES:
Management fees (See Note 3.A.)	148,939	9,272	5,538	8,152
Interest expense to affiliates	1,176	—	—	—
Total expenses	150,115	9,272	5,538	8,152
Net investment income (loss)	23,547,112	884,308	722,817	837,393
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(5,542,176)	(9,085)	(119,234)	(43,786)
Investments in affiliates	—	(33)	(39)	(55)
In-kind redemptions of investments in non-affiliates (See Note 4)	(3,076,636)	—	25,064	—
Foreign currency transactions	1	—	—	—
Net realized gain (loss)	(8,618,811)	(9,118)	(94,209)	(43,841)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(37,326,873)	(651,053)	(1,842,256)	(1,462,283)
Investments in affiliates	—	(10)	(36)	(24)
Foreign currency translations	1	—	—	—
Change in net unrealized appreciation/depreciation	(37,326,872)	(651,063)	(1,842,292)	(1,462,307)
Net realized/unrealized gains (losses)	(45,945,683)	(660,181)	(1,936,501)	(1,506,148)
Change in net assets resulting from operations	$(22,398,571)	$224,127	$(1,213,684)	$(668,755)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	91

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2026 (Unaudited) (continued)

	JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF	JPMorgan USD Emerging Markets Sovereign Bond ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$21,180,289	$1,162,738	$2,164,108
Interest income from affiliates	58	3	21
Dividend income from affiliates	103,037	3,040	8,817
Total investment income	21,283,384	1,165,781	2,172,946
EXPENSES:
Management fees (See Note 3.A.)	211,771	9,092	135,336
Interest expense to affiliates	353	—	54
Total expenses	212,124	9,092	135,390
Net investment income (loss)	21,071,260	1,156,689	2,037,556
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(1,523,643)	(165,865)	(145,354)
In-kind redemptions of investments in non-affiliates (See Note 4)	257,178	—	283,415
Foreign currency transactions	—	—	(3)
Net realized gain (loss)	(1,266,465)	(165,865)	138,058
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(7,714,280)	(1,814,046)	(2,011,707)
Foreign currency translations	—	—	(121)
Change in net unrealized appreciation/depreciation	(7,714,280)	(1,814,046)	(2,011,828)
Net realized/unrealized gains (losses)	(8,980,745)	(1,979,911)	(1,873,770)
Change in net assets resulting from operations	$12,090,515	$(823,222)	$163,786
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Exchange-Traded Funds	August 31, 2026

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan BetaBuilders U.S. Aggregate Bond ETF		JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$23,547,112	$53,957,645	$884,308	$1,221,188
Net realized gain (loss)	(8,618,811)	(26,112,499)	(9,118)	68,308
Change in net unrealized appreciation/depreciation	(37,326,872)	48,862,602	(651,063)	134,769
Change in net assets resulting from operations	(22,398,571)	76,707,748	224,127	1,424,265
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(23,612,348)	(55,244,597)	(812,949)	(1,184,889)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(77,586,544)	(406,139,010)	20,642,663	14,593,155
NET ASSETS:
Change in net assets	(123,597,463)	(384,675,859)	20,053,841	14,832,531
Beginning of period	1,157,130,245	1,541,806,104	35,096,174	20,263,643
End of period	$1,033,532,782	$1,157,130,245	$55,150,015	$35,096,174
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$147,989,697	$355,019,535	$20,642,663	$16,075,196
Cost of shares redeemed	(225,576,241)	(761,158,545)	—	(1,482,041)
Total change in net assets resulting from capital transactions	$(77,586,544)	$(406,139,010)	$20,642,663	$14,593,155
SHARE TRANSACTIONS:
Issued	3,250,000	7,725,000	210,000	162,500
Redeemed	(4,925,000)	(16,475,000)	—	(15,000)
Net increase (decrease) in shares from share transactions	(1,675,000)	(8,750,000)	210,000	147,500
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	93

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF		JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$722,817	$430,813	$837,393	$929,270
Net realized gain (loss)	(94,209)	(829,969)	(43,841)	40,355
Change in net unrealized appreciation/depreciation	(1,842,292)	549,555	(1,462,307)	506,745
Change in net assets resulting from operations	(1,213,684)	150,399	(668,755)	1,476,370
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(603,899)	(440,793)	(731,223)	(919,779)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	29,314,431	(1,610,463)	29,273,252	4,466,079
NET ASSETS:
Change in net assets	27,496,848	(1,900,857)	27,873,274	5,022,670
Beginning of period	6,207,866	8,108,723	26,166,471	21,143,801
End of period	$33,704,714	$6,207,866	$54,039,745	$26,166,471
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$31,763,845	$7,077,712	$29,273,252	$4,466,079
Cost of shares redeemed	(2,449,414)	(8,688,175)	—	—
Total change in net assets resulting from capital transactions	$29,314,431	$(1,610,463)	$29,273,252	$4,466,079
SHARE TRANSACTIONS:
Issued	390,000	85,000	300,000	45,000
Redeemed	(30,000)	(105,000)	—	—
Net increase (decrease) in shares from share transactions	360,000	(20,000)	300,000	45,000
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Exchange-Traded Funds	August 31, 2026

	JPMorgan BetaBuilders USD High Yield Corporate Bond ETF		JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$21,071,260	$43,561,771	$1,156,689	$1,994,267
Net realized gain (loss)	(1,266,465)	(12,610,220)	(165,865)	(88,875)
Change in net unrealized appreciation/depreciation	(7,714,280)	(2,867,924)	(1,814,046)	640,758
Change in net assets resulting from operations	12,090,515	28,083,627	(823,222)	2,546,150
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(21,342,443)	(46,066,976)	(1,128,686)	(2,003,762)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	6,696,934	(292,347,453)	10,061,754	64,264
NET ASSETS:
Change in net assets	(2,554,994)	(310,330,802)	8,109,846	606,652
Beginning of period	625,175,313	935,506,115	44,033,062	43,426,410
End of period	$622,620,319	$625,175,313	$52,142,908	$44,033,062
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$54,947,301	$425,502,728	$10,061,754	$5,724,075
Cost of shares redeemed	(48,250,367)	(717,850,181)	—	(5,659,811)
Total change in net assets resulting from capital transactions	$6,696,934	$(292,347,453)	$10,061,754	$64,264
SHARE TRANSACTIONS:
Issued	1,200,000	9,200,000	225,000	125,000
Redeemed	(1,050,000)	(15,775,000)	—	(125,000)
Net increase (decrease) in shares from share transactions	150,000	(6,575,000)	225,000	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	95

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan USD Emerging Markets Sovereign Bond ETF
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,037,556	$3,895,072
Net realized gain (loss)	138,058	(4,583,213)
Change in net unrealized appreciation/depreciation	(2,011,828)	2,884,652
Change in net assets resulting from operations	163,786	2,196,511
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(1,980,291)	(4,465,619)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	27,700,948	(95,414,683)
NET ASSETS:
Change in net assets	25,884,443	(97,683,791)
Beginning of period	69,197,804	166,881,595
End of period	$95,082,247	$69,197,804
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$35,665,706	$20,149,874
Cost of shares redeemed	(7,964,758)	(115,564,557)
Total change in net assets resulting from capital transactions	$27,700,948	$(95,414,683)
SHARE TRANSACTIONS:
Issued	900,000	500,000
Redeemed	(200,000)	(3,100,000)
Net increase (decrease) in shares from share transactions	700,000	(2,600,000)
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Exchange-Traded Funds	August 31, 2026

THIS PAGE IS INTENTIONALLY LEFT BLANK

97

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan BetaBuilders U.S. Aggregate Bond ETF
Six Months Ended August 31, 2026 (Unaudited)	$47.09	$1.00	$(1.95)	$(0.95)	$(1.00)	$—	$(1.00)
Year Ended February 28, 2026	46.27	1.97	0.84	2.81	(1.99)	—	(1.99)
Year Ended February 28, 2025	45.62	1.90	0.66	2.56	(1.91)	—	(1.91)
Year Ended February 29, 2024	45.92	1.79	(0.36)	1.43	(1.73)	—	(1.73)
Year Ended February 28, 2023	52.13	1.13	(6.27)	(5.14)	(1.07)	—	(1.07)
Year Ended February 28, 2022 (e)	54.39	0.71	(2.19)	(1.48)	(0.72)	(0.06)	(0.78)
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
Six Months Ended August 31, 2026 (Unaudited)	99.56	1.88	(1.60)	0.28	(1.80)	—	(1.80)
Year Ended February 28, 2026	98.85	3.89	0.66	4.55	(3.84)	—	(3.84)
Year Ended February 28, 2025	98.28	4.34	0.68	5.02	(4.45)	—	(4.45)
April 19, 2023 (f) through February 29, 2024	99.50	3.93	(1.30)	2.63	(3.85)	—	(3.85)
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF
Six Months Ended August 31, 2026 (Unaudited)	85.63	2.10	(8.01)	(5.91)	(1.79)	—	(1.79)
Year Ended February 28, 2026	87.66	4.12	(1.96)	2.16	(4.19)	—	(4.19)
Year Ended February 28, 2025	89.86	3.94	(1.81)	2.13	(4.33)	—	(4.33)
April 19, 2023 (f) through February 29, 2024	99.50	3.43	(10.06)	(6.63)	(3.01)	—	(3.01)
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
Six Months Ended August 31, 2026 (Unaudited)	100.64	2.01	(4.28)	(2.27)	(1.87)	—	(1.87)
Year Ended February 28, 2026	98.34	3.93	2.28	6.21	(3.91)	—	(3.91)
Year Ended February 28, 2025	96.91	3.83	1.20	5.03	(3.60)	—	(3.60)
April 19, 2023 (f) through February 29, 2024	99.50	3.32	(2.93)	0.39	(2.98)	—	(2.98)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Per share amounts reflects a 1:2 reverse stock split that occurred on April 12, 2021.
(f)	Commencement of operations.
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Exchange-Traded Funds	August 31, 2026

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return(c)(d)	Market price total return(c)	Net assets, end of period	Net expenses	Net investment income (loss)	Portfolio turnover rate(c)

$45.14	$45.14	(2.03)%	(2.11)%	$1,033,532,782	0.03%	4.33%	23%
47.09	47.13	6.25	6.29	1,157,130,245	0.03	4.26	76
46.27	46.29	5.75	5.77	1,541,806,104	0.03	4.15	102
45.62	45.63	3.19	3.21	1,647,859,874	0.02	3.93	138
45.92	45.92	(9.91)	(9.93)	1,312,100,977	0.06	2.39	107
52.13	52.14	(2.76)	(2.69)	1,024,267,076	0.07	1.32	78

98.04	98.06	0.29	0.29	55,150,015	0.04	3.80	29
99.56	99.58	4.70	4.68	35,096,174	0.04	3.92	62
98.85	98.89	5.25	5.23	20,263,643	0.06	4.42	68
98.28	98.33	2.71	2.76	4,422,674	0.07	4.61	419

77.93	77.84	(6.96)	(7.10)	33,704,714	0.04	5.19	10
85.63	85.66	2.70	3.09	6,207,866	0.04	4.95	19
87.66	87.36	2.46	2.12	8,108,723	0.07	4.45	25
89.86	89.85	(6.66)	(6.67)	31,225,422	0.07	4.38	29

96.50	96.49	(2.27)	(2.31)	54,039,745	0.04	4.09	18
100.64	100.67	6.46	6.52	26,166,471	0.04	3.97	38
98.34	98.31	5.32	5.24	21,143,801	0.06	3.94	43
96.91	96.95	0.43	0.47	8,479,285	0.07	3.97	31
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	99

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
Six Months Ended August 31, 2026 (Unaudited)	$46.48	$1.59	$(0.68)	$0.91	$(1.61)	$—	$(1.61)
Year Ended February 28, 2026	46.72	3.23	(0.08)	3.15	(3.39)	—	(3.39)
Year Ended February 28, 2025	45.80	3.37	0.88	4.25	(3.33)	—	(3.33)
Year Ended February 29, 2024	44.41	3.16	1.23	4.39	(3.00)	—	(3.00)
Year Ended February 28, 2023	49.61	2.26	(4.84)	(2.58)	(2.62)	—	(2.62)
Year Ended February 28, 2022	51.64	1.97	(1.79)	0.18	(2.21)	—	(2.21)
JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
Six Months Ended August 31, 2026 (Unaudited)	46.35	1.14	(1.97)	(0.83)	(1.14)	—	(1.14)
Year Ended February 28, 2026	45.71	2.28	0.65	2.93	(2.29)	—	(2.29)
Year Ended February 28, 2025	45.16	2.27	0.59	2.86	(2.31)	—	(2.31)
Year Ended February 29, 2024	44.70	2.14	0.34	2.48	(2.02)	—	(2.02)
Year Ended February 28, 2023	51.48	1.55	(6.80)	(5.25)	(1.53)	—	(1.53)
Year Ended February 28, 2022	55.33	1.38	(3.34)	(1.96)	(1.40)	(0.49)	(1.89)
JPMorgan USD Emerging Markets Sovereign Bond ETF
Six Months Ended August 31, 2026 (Unaudited)	40.70	1.17	(1.07)	0.10	(1.18)	—	(1.18)
Year Ended February 28, 2026	38.81	2.34	2.01 (e)	4.35	(2.46)	—	(2.46)
Year Ended February 28, 2025	38.92	2.39	0.15	2.54	(2.65)	—	(2.65)
Year Ended February 29, 2024	38.57	2.40	0.30 (e)	2.70	(2.35)	—	(2.35)
Year Ended February 28, 2023	43.42	2.20	(5.07)	(2.87)	(1.98)	—	(1.98)
Year Ended February 28, 2022	49.27	2.03	(5.81)	(3.78)	(2.07)	—	(2.07)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Calculation of the net realized and unrealized gains (losses) per share does not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statements of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Exchange-Traded Funds	August 31, 2026

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return(c)(d)	Market price total return(c)	Net assets, end of period	Net expenses	Net investment income (loss)	Portfolio turnover rate(c)

$45.78	$45.89	2.01%	2.14%	$622,620,319	0.07%	6.87%	15%
46.48	46.53	7.05	6.85	625,175,313	0.07	6.99	31
46.72	46.85	9.64	9.74	935,506,115	0.13	7.28	46
45.80	45.88	10.34	10.43	800,279,184	0.15	7.09	16
44.41	44.44	(5.16)	(5.20)	337,479,306	0.23	4.93	39
49.61	49.65	0.26	0.40	1,453,558,764	0.24	3.83	46

44.38	44.41	(1.80)	(1.84)	52,142,908	0.04	5.04	17
46.35	46.40	6.62	6.62	44,033,062	0.04	5.00	27
45.71	45.76	6.52	6.66	43,426,410	0.08	5.01	15
45.16	45.15	5.70	5.58	47,418,728	0.09	4.77	13
44.70	44.74	(10.25)	(10.32)	44,702,756	0.14	3.36	35
51.48	51.56	(3.70)	(3.83)	51,478,693	0.14	2.51	36

39.62	39.60	0.26	(0.24)	95,082,247	0.39	5.86	15
40.70	40.88	11.67	11.51	69,197,804	0.39	5.98	48
38.81	39.03	6.75	7.26	166,881,595	0.39	6.13	22
38.92	38.95	7.26	6.59	657,694,641	0.39	6.29	26
38.57	38.83	(6.59)	(7.36)	227,584,365	0.39	5.63	34
43.42	44.06	(8.06)	(6.78)	69,475,995	0.39	4.17	38
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	101

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited)
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 7 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
Diversification Classification
JPMorgan BetaBuilders U.S. Aggregate Bond ETF	Diversified
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF	Diversified
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF	Diversified
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF	Diversified
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	Diversified
JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF	Diversified
JPMorgan USD Emerging Markets Sovereign Bond ETF	Non-Diversified
The investment objective of JPMorgan BetaBuilders U.S. Aggregate Bond ETF (“BetaBuilders U.S. Aggregate Bond ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Bloomberg U.S. Aggregate Index.
The investment objective of JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF (“BetaBuilders U.S. Treasury Bond 1-3 Year ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the ICE U.S. Treasury 1-3 Year Bond Index.
The investment objective of JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF (“BetaBuilders U.S. Treasury Bond 20+ Year ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the ICE U.S. Treasury 20+ Year Bond Index.
The investment objective of JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF (“BetaBuilders U.S. Treasury Bond 3-10 Year ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the ICE U.S. Treasury 3-10 Year Bond Index.
The investment objective of JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (“BetaBuilders USD High Yield Corporate Bond ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the ICE BofA US High Yield Total Return Index.
The investment objective of JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF (“BetaBuilders USD Investment Grade Corporate Bond ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Bloomberg U.S. Corporate Bond Index.
The investment objective of JPMorgan USD Emerging Markets Sovereign Bond ETF (“USD Emerging Markets Sovereign Bond ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JPMorgan Emerging Markets Risk-Aware Bond Index.
Shares of each Fund are listed and traded at market price on an exchange as follows:
Listing Exchange
BetaBuilders U.S. Aggregate Bond ETF	Cboe BZX Exchange, Inc.^
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	Cboe BZX Exchange, Inc.
BetaBuilders U.S. Treasury Bond 20+ Year ETF	Cboe BZX Exchange, Inc.
BetaBuilders U.S. Treasury Bond 3-10 Year ETF	Cboe BZX Exchange, Inc.
BetaBuilders USD High Yield Corporate Bond ETF	Cboe BZX Exchange, Inc.
BetaBuilders USD Investment Grade Corporate Bond ETF	Cboe BZX Exchange, Inc.^
USD Emerging Markets Sovereign Bond ETF	NYSE Arca, Inc.

^	Prior to April 16, 2026, the listing exchange was NYSE Arca. Inc.
Market prices for the Funds' shares may be different from their net asset value (“NAV”).
The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units”. Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).

102	J.P. Morgan Exchange-Traded Funds	August 31, 2026

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).

August 31, 2026	J.P. Morgan Exchange-Traded Funds	103

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
BetaBuilders U.S. Aggregate Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$4,169,685	$—	$4,169,685
Commercial Mortgage-Backed Securities	—	13,806,445	—	13,806,445
Corporate Bonds	—	248,528,380	—	248,528,380
Foreign Government Securities	—	19,443,240	—	19,443,240
Mortgage-Backed Securities	—	240,631,501	—	240,631,501
Municipal Bonds	—	3,491,170	—	3,491,170
Supranational	—	12,423,408	—	12,423,408
U.S. Government Agency Securities	—	5,894,103	—	5,894,103
U.S. Treasury Obligations	—	475,676,765	—	475,676,765
Short-Term Investments
Investment Companies	36,744,522	—	—	36,744,522
Total Investments in Securities	$36,744,522	$1,024,064,697	$—	$1,060,809,219

BetaBuilders U.S. Treasury Bond 1-3 Year ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
U.S. Treasury Obligations	$—	$54,760,578	$—	$54,760,578
Short-Term Investments
Investment Companies	191,090	—	—	191,090
Total Investments in Securities	$191,090	$54,760,578	$—	$54,951,668

BetaBuilders U.S. Treasury Bond 20+ Year ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
U.S. Treasury Obligations	$—	$33,394,073	$—	$33,394,073
Short-Term Investments
Investment Companies	381,979	—	—	381,979
Total Investments in Securities	$381,979	$33,394,073	$—	$33,776,052

BetaBuilders U.S. Treasury Bond 3-10 Year ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
U.S. Treasury Obligations	$—	$53,621,695	$—	$53,621,695
Short-Term Investments
Investment Companies	377,259	—	—	377,259
Total Investments in Securities	$377,259	$53,621,695	$—	$53,998,954

104	J.P. Morgan Exchange-Traded Funds	August 31, 2026

BetaBuilders USD High Yield Corporate Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Containers & Packaging	$—	$—	$8,232	$8,232
Financial Services	—	76,469	—	76,469
Total Common Stocks	—	76,469	8,232	84,701
Corporate Bonds	—	608,929,039	—	608,929,039
Preferred Stocks	—	12,835	—	12,835
Warrants	—	571	—	571
Short-Term Investments
Investment Companies	10,984,457	—	—	10,984,457
Total Investments in Securities	$10,984,457	$609,018,914	$8,232	$620,011,603

BetaBuilders USD Investment Grade Corporate Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$60,771	$—	$60,771
Corporate Bonds	—	51,370,184	—	51,370,184
Short-Term Investments
Investment Companies	152,945	—	—	152,945
Total Investments in Securities	$152,945	$51,430,955	$—	$51,583,900

USD Emerging Markets Sovereign Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$9,621,890	$—	$9,621,890
Foreign Government Securities	—	83,303,457	—	83,303,457
Short-Term Investments
Investment Companies	764,693	—	—	764,693
Total Investments in Securities	$764,693	$92,925,347	$—	$93,690,040
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of August 31, 2026, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	105

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— BetaBuilders U.S. Aggregate Bond ETF purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Fund may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Fund may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for the Fund's transactions under the MSFTA and comparing that amount to the value of the collateral pledged by the Fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank and is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Fund is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan. These amounts are not reflected on the Fund's Statements of Assets and Liabilities.
BetaBuilders U.S. Aggregate Bond ETF had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2026, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2026 are detailed on the SOI, if any.
D. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value (but generally 102% or 105%, as explained below) plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrower. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
The Funds did not lend out any securities during the six months ended August 31, 2026.

106	J.P. Morgan Exchange-Traded Funds	August 31, 2026

E. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
BetaBuilders U.S. Aggregate Bond ETF
For the six months ended August 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2026	Shares at August 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (a) (b)	$31,257,769	$52,387,779	$46,901,026	$—	$—	$36,744,522	36,744,522	$480,108	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2026.

BetaBuilders U.S. Treasury Bond 1-3 Year ETF
For the six months ended August 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2026	Shares at August 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (a) (b)	$65,950	$981,671	$856,488	$(33)	$(10)	$191,090	191,071	$1,568	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2026.

BetaBuilders U.S. Treasury Bond 20+ Year ETF
For the six months ended August 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2026	Shares at August 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (a) (b)	$62,756	$797,158	$477,860	$(39)	$(36)	$381,979	381,940	$1,627	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2026.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	107

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
BetaBuilders U.S. Treasury Bond 3-10 Year ETF
For the six months ended August 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2026	Shares at August 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (a) (b)	$200,151	$1,153,890	$976,703	$(55)	$(24)	$377,259	377,221	$1,686	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2026.

BetaBuilders USD High Yield Corporate Bond ETF
For the six months ended August 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2026	Shares at August 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (a) (b)	$8,184,788	$47,244,709	$44,445,040	$—	$—	$10,984,457	10,984,457	$103,037	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2026.

BetaBuilders USD Investment Grade Corporate Bond ETF
For the six months ended August 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2026	Shares at August 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (a) (b)	$231,254	$1,288,907	$1,367,216	$—	$—	$152,945	152,945	$3,040	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2026.

USD Emerging Markets Sovereign Bond ETF
For the six months ended August 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2026	Shares at August 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (a) (b)	$604,287	$2,919,268	$2,758,862	$—	$—	$764,693	764,693	$8,817	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2026.

108	J.P. Morgan Exchange-Traded Funds	August 31, 2026

F. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
G. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income, net of foreign taxes withheld, if any, and distributions of net investment income and realized capital gains from the Underlying Funds, if any, are recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
H. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of August 31, 2026, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.
I. Foreign Taxes—The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
J. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
K. Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	109

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
3. Fees and Other Transactions with Affiliates
A. Management Fee—JPMIM manages the investments of each Fund pursuant to a Management Agreement. For such services, JPMIM is paid a fee which is accrued daily and paid no more frequently than monthly based on each Fund's respective average daily net assets at the following rate:

BetaBuilders U.S. Aggregate Bond ETF	0.03%
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	0.04
BetaBuilders U.S. Treasury Bond 20+ Year ETF	0.04
BetaBuilders U.S. Treasury Bond 3-10 Year ETF	0.04
BetaBuilders USD High Yield Corporate Bond ETF	0.07
BetaBuilders USD Investment Grade Corporate Bond ETF	0.04
USD Emerging Markets Sovereign Bond ETF	0.39
Under each Management Agreement, JPMIM is responsible for substantially all expenses of each Fund, (including expenses of the Trust relating to each Fund), except for the management fees, payments under the Funds' 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of each Fund’s business. Additionally, each Fund is responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with each Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through a Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by a Fund exceeds the fee payable to the Adviser, the Adviser will reimburse that Fund for such amount.
B. Administration Fee— JPMIM provides administration services to the Funds. Pursuant to each Management Agreement, JPMIM is compensated as described in Note 3.A.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to JPMIM.
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides custody, accounting and transfer agency services to the Funds. For performing these services, JPMIM pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by each Management Agreement.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
D. Distribution Services— The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for its distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements— The Funds may invest in one or more money market funds advised by the Adviser ("Affiliated Money Market Funds"). The fees for the Affiliated Money Market Funds, except for investments of securities lending cash collateral, are covered under each Management Agreement as described in Note 3.A.
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

110	J.P. Morgan Exchange-Traded Funds	August 31, 2026

4. Investment Transactions
During the six months ended August 31, 2026, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
BetaBuilders U.S. Aggregate Bond ETF	$192,392,744	$225,771,569	$58,402,384	$69,817,053
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	—	—	13,440,854	13,104,526
BetaBuilders U.S. Treasury Bond 20+ Year ETF	—	—	2,857,214	2,511,688
BetaBuilders U.S. Treasury Bond 3-10 Year ETF	—	—	7,702,570	7,428,978
BetaBuilders USD High Yield Corporate Bond ETF	91,932,003	100,612,784	—	—
BetaBuilders USD Investment Grade Corporate Bond ETF	7,443,194	7,555,722	—	—
USD Emerging Markets Sovereign Bond ETF	10,369,369	10,236,780	—	—
For the six months ended August 31, 2026, in-kind transactions associated with creations and redemptions were as follows:
	In-Kind Purchases	In-Kind Sales
BetaBuilders U.S. Aggregate Bond ETF	$107,631,961	$137,759,441
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	20,339,293	—
BetaBuilders U.S. Treasury Bond 20+ Year ETF	31,111,943	2,411,750
BetaBuilders U.S. Treasury Bond 3-10 Year ETF	28,790,645	—
BetaBuilders USD High Yield Corporate Bond ETF	55,204,884	46,897,945
BetaBuilders USD Investment Grade Corporate Bond ETF	9,961,038	—
USD Emerging Markets Sovereign Bond ETF	34,940,364	7,820,723
During the six months ended August 31, 2026, the Funds delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each in-kind redemption transaction.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2026 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BetaBuilders U.S. Aggregate Bond ETF	$1,102,541,754	$1,345,370	$43,077,905	$(41,732,535)
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	55,379,130	393	427,855	(427,462)
BetaBuilders U.S. Treasury Bond 20+ Year ETF	35,430,709	826	1,655,483	(1,654,657)
BetaBuilders U.S. Treasury Bond 3-10 Year ETF	54,965,645	322	967,013	(966,691)
BetaBuilders USD High Yield Corporate Bond ETF	630,134,727	4,780,075	14,903,199	(10,123,124)
BetaBuilders USD Investment Grade Corporate Bond ETF	53,226,572	167,754	1,810,426	(1,642,672)
USD Emerging Markets Sovereign Bond ETF	93,755,569	1,214,798	1,280,327	(65,529)

August 31, 2026	J.P. Morgan Exchange-Traded Funds	111

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
At February 28, 2026, the following Funds had net capital loss carryforwards, which are available to offset future realized gains as follows:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
BetaBuilders U.S. Aggregate Bond ETF	$40,905,094	$60,621,734
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	7,856	—
BetaBuilders U.S. Treasury Bond 20+ Year ETF	874,949	782,365
BetaBuilders U.S. Treasury Bond 3-10 Year ETF	5,213	—
BetaBuilders USD High Yield Corporate Bond ETF	16,024,276	48,086,503
BetaBuilders USD Investment Grade Corporate Bond ETF	636,438	2,777,949
USD Emerging Markets Sovereign Bond ETF	8,367,025	9,553,760
Net capital losses (gains) and specified ordinary losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 28, 2026, the following Funds deferred to March 1, 2026 the following net capital losses (gains) and/or specified ordinary losses of:
	Net Capital Losses (Gains)		Specified Ordinary Losses
	Short-Term	Long-Term
BetaBuilders U.S. Aggregate Bond ETF	$(272,976)	$3,404,936	$—
BetaBuilders U.S. Treasury Bond 20+ Year ETF	3,808	1,294	—
BetaBuilders USD High Yield Corporate Bond ETF	481,823	762,514	109
BetaBuilders USD Investment Grade Corporate Bond ETF	(774)	3,770	—
USD Emerging Markets Sovereign Bond ETF	(18,760)	28,051	—
During the year ended February 28, 2026, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
BetaBuilders U.S. Aggregate Bond ETF	$179,681	$—
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	55,313	1,896
BetaBuilders U.S. Treasury Bond 3-10 Year ETF	22,742	5,539
BetaBuilders USD High Yield Corporate Bond ETF	77,009	—
BetaBuilders USD Investment Grade Corporate Bond ETF	6,733	—
6. Capital Share Transactions
The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds' shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of fixed income securities and other instruments (“Deposit Instruments”) and cash as described in the Funds' registration statement. In these instances, collateral is received from the Authorized Participant in an amount equal to the sum of the cash amount, plus at least 105% for the Funds of the market value of undelivered Deposit Instruments, which is held in a segregated account at the Funds' custodian. The value of the collateral, if any, is recorded as Segregated cash balance with the Authorized Participant for deposit securities and Collateral upon return of deposit securities, on the Statements of Assets and Liabilities. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay a variable fee to compensate the relevant fund for market impact expenses relating to investing in portfolio securities. Such variable fees, if any, are included in “Proceeds from shares issued” in the Statements of Changes in Net Assets.

112	J.P. Morgan Exchange-Traded Funds	August 31, 2026

7. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended August 31, 2026.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2026.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
USD Emerging Markets Sovereign Bond ETF’s investments in sovereign and corporate debt obligations within emerging market countries may be subject to potentially higher risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic instability in these markets may have disruptive effects on the market prices of the Fund’s investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
BetaBuilders USD High Yield Corporate Bond ETF and USD Emerging Markets Sovereign Bond ETF invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.
The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Funds’ holdings. During such periods, investors may incur significant losses if shares are sold.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
The Funds may not track the return of their underlying index for a number of reasons and therefore may not achieve their investment objective. For example, the Funds incur a number of operating expenses not applicable to their underlying index, and incur costs in buying and selling securities, especially when rebalancing the Funds’ securities holdings to reflect changes in the composition of the underlying index. In addition, each Fund’s

August 31, 2026	J.P. Morgan Exchange-Traded Funds	113

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
return may differ from the return of its underlying index as a result of, among other things, pricing differences and the inability to purchase certain securities included in the underlying index due to regulatory or other restrictions. To the extent of the previously outlined items, each Fund’s return may differ from the return of the underlying index.
The Funds invest in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit Fund's ability to buy and sell securities.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
USD Emerging Markets Sovereign Bond ETF may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject this Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
BetaBuilders U.S. Aggregate Bond ETF, BetaBuilders USD High Yield Corporate Bond ETF and BetaBuilders USD Investment Grade Corporate Bond ETF invest in contingent convertible securities (“CoCos”) and are subject to additional risks from such investments. CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event such as a decline in capital ratio below a prescribed threshold occurs. If such a trigger event occurs, the Funds may lose the principal amount invested on a permanent or temporary basis or the CoCo may be converted to equity. Even though the Funds do not invest in common stock as a principal investment strategy, the Funds will be subject to increased equity market risk in the event that such securities are converted to equity. In addition to being subject to a possible write-down upon the occurrence of a trigger event, CoCos may also be subject to a permanent write-down or conversion into equity (in whole or in part), if the applicable bank regulator or other public administrative authority having responsibility for managing the orderly dissolution of an institution has determined that the issuer is not viable. Coupon payments on CoCos may be discretionary and may be cancelled by the issuer. Holders of CoCos may suffer a loss of capital when comparable equity holders do not. As CoCos may be perpetual or have long-dated maturities, they may face greater interest rate sensitivity and may be subject to greater fluctuations in value than securities with shorter maturity dates. Such securities also may be subject to prepayment risk due to optional or mandatory redemption provisions.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund's underlying index or in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, trade wars, retaliatory trade measures, sanctions and other trade barriers, supply chain disruptions, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.
9. Other
At its August 11-13, 2026 meeting, the Board approved the following changes to USD Emerging Markets Sovereign Bond ETF, which are expected to occur on or about December 2, 2026.
•
The name of the fund will change to JPMorgan Active USD Emerging Markets Bond ETF.
•
The management fee will change from 0.39% to 0.38%.
•
The Fund will change from being passively managed to being actively managed and will seek to provide high total return from a portfolio of fixed income securities of emerging market issuers.

114	J.P. Morgan Exchange-Traded Funds	August 31, 2026

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J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. August 2026.
SAN-PASSETF-826

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Management Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the management agreements. The Board also met for the specific purpose of considering management agreements’ annual renewal. The Board held meetings on June 23-24, 2026 and August 11-13, 2026, at which the Trustees considered the continuation of the management agreements for each Fund whose semi-annual report is contained herein (each a “Management Agreement” and collectively, the “Management Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings and recommendations. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to a Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to a Management Agreement or any of their affiliates, approved the continuation of each Management Agreement on August 13, 2026.
As part of their review of the Management Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). Further, at each of the investment committees’ regular meetings throughout the year, the Trustees reviewed information regarding select J.P. Morgan Funds’ investment teams, processes and performance. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Management Agreements, the Trustees reviewed the Management Agreements with representatives of the Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees reviewing the legal standards for their consideration of the Management Agreements. The Trustees also discussed the Management Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Management Agreement is provided below. Each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Management Agreement was fair and reasonable under the circumstances and determined that the continuance of each Management Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Management Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
The Adviser’s risk management processes, systems and

oversight;
•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser under the Management Agreements;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information for each Fund. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less the Adviser’s quantification of the expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make direct industry-wide comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Management Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered information regarding the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. In addition to the service arrangements with JPMCB described above, the Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Funds’ potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale and/or share in any benefits or economies of scale realized by the Adviser. The Trustees considered that under the Management Agreements, the Adviser provides advisory and administrative services and is responsible for substantially all expenses of each Fund except for certain enumerated contractual exclusions under a “unitary fee” structure. The Trustees noted that the unitary management fee for each Fund does not contain breakpoints and that such a fee structure is common across the industry for exchange-traded funds. The Trustees considered that shareholders would benefit because expenses would be limited even when a Fund is new and not achieving economies of scale. The Trustees considered the fact that increases in assets would not lead to management fee decreases even if economies of scale are achieved by the Adviser, but also that the Trustees would have the opportunity to further review the appropriateness of the fee payable to the Adviser under the applicable Management Agreement in the future. The Trustees further considered the Adviser's and JPMorgan Distribution Services, Inc.’s (“JPMDS”), an affiliate of the Adviser which serves as the Funds’ distributor and principal underwriter, ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, cybersecurity measures, and investments into artificial intelligence), retention of key talent, and regulatory support enhancements. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds. After considering the factors identified above, the Trustees concluded that each Fund’s shareholders will receive the benefits of potential economies of scale.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of management services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds advised or sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees considered that each Fund is a “passive” ETF whose objective is to closely correspond, before fees and expenses, to the performance of its benchmark index. The Trustees considered each Fund’s investment strategy and processes, portfolio management teams and competitive positioning against peer funds, as identified by management. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered each Fund’s performance information provided at regular Board meetings by the Adviser. After consideration, the Trustees determined that each Fund’s performance was consistent with its investment objective and supported renewal of each Fund’s Management Agreement. The Trustees requested, however, that the Adviser provide additional performance information for the JPMorgan USD Emerging Markets Sovereign Bond ETF to be reviewed with members of the Fixed Income Committee at each of their regular meetings over the course of the next year.
Management Fees and Expense Ratios
The Trustees considered the contractual and net management fee rates paid by each Fund to the Adviser and compared the rates to the information prepared by Broadridge concerning management fee rates paid by other funds in the same Broadridge category as each Fund. This review included ranking of each Fund within the Peer Group (the “Peer Group”), a subset of funds within an expense universe comprised of funds with the same Broadridge investment classification and objective (the “Universe”). In instances where there was not a sufficient number of peers in the Peer Group to calculate quintile rankings, the Trustees considered quintile rankings based on the Universe. The Trustees reviewed a description of Broadridge’s methodology for selecting exchange-traded funds in the Peer Group. The Trustees also reviewed information about other expenses and the total expense ratio for each Fund. The Trustees recognized that it can be difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s management fees and expense ratios are summarized below:
The Trustees noted that the JPMorgan BetaBuilders U.S. Aggregate Bond ETF’s net management fee was in the second quintile of the Peer Group, and that the actual total expenses were in the first quintile of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF’s net management fee and actual total expenses were both in the second quintile of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF’s net management fee and actual total expenses were both in the third quintile of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF’s net management fee and actual total expenses were both in the first quintile of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.

The Trustees noted that the JPMorgan BetaBuilders USD High Yield Corporate Bond ETF’s net management fee and actual total expenses were both in the second quintile of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF’s net management fee and actual total expenses were both in the third quintile of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan USD Emerging Markets Sovereign Bond ETF’s net management fee and actual total expenses were both in the third quintile of the Peer Group. After considering the factors identified above, including the investment strategy changes and related unitary fee reduction from 0.39% to 0.38% which will become effective on December 2, 2026, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.

Semi-Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
August 31, 2026 (Unaudited)
Fund	Ticker	Listing Exchange
JPMorgan Flexible Debt ETF	JFLX	NYSE Arca, Inc.
JPMorgan Mortgage-Backed Securities ETF	JMTG	NYSE Arca, Inc.

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 40.4%
Aerospace & Defense — 0.1%
ATI, Inc.
5.13%, 10/1/2031	250,000	245,662
5.88%, 6/15/2033	84,000	84,770
Boeing Co. (The)
5.71%, 5/1/2040	415,000	408,194
3.95%, 8/1/2059	784,000	525,776
Bombardier, Inc. (Canada)
7.25%, 7/1/2031 (a)	200,000	209,060
7.00%, 6/1/2032 (a)	24,000	24,803
6.75%, 6/15/2033 (a)	30,000	30,976
General Electric Co. 4.13%, 9/19/2035 (b)	116,000	136,550
TransDigm, Inc.
6.38%, 3/1/2029 (a)	31,000	31,459
6.63%, 3/1/2032 (a)	32,000	32,679
		1,729,929
Automobile Components — 0.5%
Adient Global Holdings Ltd.
8.25%, 4/15/2031 (a)	310,000	322,441
7.50%, 2/15/2033 (a)	264,000	273,686
Allison Transmission, Inc.
5.88%, 6/1/2029 (a)	130,000	130,532
3.75%, 1/30/2031 (a)	510,000	475,442
5.88%, 12/1/2033 (a)	27,000	26,810
Clarios Global LP
6.75%, 2/15/2030 (a)	328,000	337,276
6.75%, 9/15/2032 (a)	274,000	279,126
Conceria Pasubio SpA (Italy) 9.50%, 7/31/2032 (a)	138,000	159,295
Cooper-Standard Automotive, Inc. 9.25%, 3/1/2031 (a)	569,000	575,682
Cyprium Corp. 6.13%, 4/15/2031 (a)	74,000	73,796
Dexko Global, Inc. 7.50%, 4/15/2032 (a)	128,750	107,531
Forvia SE (France)
5.63%, 6/15/2030 (b)	685,000	818,496
5.38%, 3/15/2031 (b)	200,000	237,040
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	185,000	176,734
6.63%, 7/15/2030	95,000	91,812
Grupo Antolin Irausa SA (Spain)
3.50%, 4/30/2028 (b)	168,000	88,270
10.38%, 1/30/2030 (b)	102,000	55,621
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Automobile Components — continued
IHO Verwaltungs GmbH 7.00% (Cash), 11/15/2031 (b) (c)	455,000	564,186
Schaeffler AG (Germany)
4.75%, 8/14/2029 (b)	300,000	355,571
5.38%, 4/1/2031 (b)	500,000	602,377
4.50%, 5/12/2032 (b)	300,000	345,036
Valeo SE (France) 4.50%, 4/11/2030 (b)	400,000	470,105
ZF Europe Finance BV (Germany)
2.50%, 10/23/2027 (b)	200,000	229,207
6.13%, 3/13/2029 (b)	300,000	361,048
7.00%, 6/12/2030 (b)	200,000	246,856
5.50%, 2/17/2032 (b)	200,000	232,268
ZF Finance GmbH (Germany) 3.75%, 9/21/2028 (b)	300,000	346,498
		7,982,742
Automobiles — 0.9%
Hyundai Capital America
3.50%, 11/2/2026 (a)	2,180,000	2,176,579
5.40%, 1/8/2031 (a)	4,045,000	4,067,956
Nissan Motor Co. Ltd. (Japan) 5.25%, 7/17/2029 (b)	529,000	626,958
RCI Banque SA (France) (EURIBOR ICE Swap Rate 5 Year + 2.20%), 4.75%, 3/24/2037 (b) (d)	500,000	576,032
Renault SA (France) 2.50%, 6/2/2027 (b)	100,000	115,545
Stellantis Finance US, Inc.
5.75%, 3/18/2030 (a)	431,000	425,357
6.45%, 3/18/2035 (a)	620,000	598,127
Stellantis NV
(EURIBOR ICE Swap Rate 5 Year + 3.77%), 6.25%, 3/16/2031 (b) (d) (e) (f)	150,000	165,155
(EURIBOR ICE Swap Rate 5 Year + 4.24%), 6.88%, 12/16/2033 (b) (d) (e) (f)	200,000	217,243
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	1

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Automobiles — continued
Volkswagen Group of America Finance LLC (Germany) 5.80%, 3/27/2035 (a)	4,200,000	4,166,259
Volkswagen International Finance NV (Germany) (EUR Swap Annual 10 Year + 3.98%), 4.63%, 6/27/2028 (b) (d) (e) (f)	600,000	699,404
		13,834,615
Banks — 8.6%
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (d)	3,245,000	3,345,694
(SOFRINDX + 1.91%), 5.87%, 3/28/2035 (a) (d)	200,000	203,773
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (d) (e) (f) (g)	2,200,000	2,377,362
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (d) (e) (f) (g)	1,000,000	1,076,711
(EUR Swap Annual 5 Year + 4.43%), 7.00%, 11/20/2029 (b) (d) (e) (f) (g)	600,000	741,918
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (d) (e) (f) (g)	1,600,000	1,862,102
Bank of America Corp.
(SOFR + 1.05%), 2.55%, 2/4/2028 (d)	2,485,000	2,464,726
(SOFR + 1.63%), 5.20%, 4/25/2029 (d)	440,000	442,924
(SOFR + 1.57%), 5.82%, 9/15/2029 (d)	1,225,000	1,247,863
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.63%, 5/1/2030 (d) (e) (f)	541,000	554,837
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 6.25%, 7/26/2030 (d) (e) (f)	714,000	714,911
(SOFR + 1.22%), 2.30%, 7/21/2032 (d)	399,000	348,722
(SOFR + 1.21%), 2.57%, 10/20/2032 (d)	2,700,000	2,380,542
(SOFR + 1.91%), 5.43%, 8/15/2035 (d)	1,590,000	1,561,403
(SOFR + 1.31%), 5.51%, 1/24/2036 (d)	2,519,000	2,515,702
(SOFR + 1.13%), 5.05%, 2/6/2037 (d)	545,000	523,349
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.85%, 3/8/2037 (d)	1,499,000	1,376,581
(SOFR + 1.93%), 2.68%, 6/19/2041 (d)	740,000	517,529
Bank of Nova Scotia (The) (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (d) (g)	430,000	408,175
Series 2, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.63%, 10/27/2081 (d) (g)	2,100,000	2,078,361
Bankinter SA (Spain) (EUR Swap Annual 1 Year + 1.20%), 4.38%, 5/3/2030 (b) (d)	100,000	118,504
Banque Federative du Credit Mutuel SA (France) 4.75%, 7/13/2027 (a)	1,245,000	1,248,239
Barclays plc (United Kingdom) (SOFR + 1.51%), 5.21%, 2/24/2037 (d)	550,000	521,454
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
BNP Paribas SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.35%), 8.50%, 8/14/2028 (a) (d) (e) (f) (g)	1,430,000	1,498,274
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (a) (d) (e) (f) (g)	1,485,000	1,548,127
(EURIBOR ICE Swap Rate 5 Year + 4.63%), 7.38%, 6/11/2030 (b) (d) (e) (f) (g)	1,000,000	1,254,474
BPCE SA (France)
(SOFR + 1.09%), 2.05%, 10/19/2027 (a) (d)	300,000	298,970
(SOFR + 1.22%), 5.18%, 6/2/2032 (a) (d)	2,036,000	2,003,599
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (d)	1,060,000	932,249
(SOFR + 2.59%), 7.00%, 10/19/2034 (a) (d)	2,210,000	2,348,753
(SOFR + 2.04%), 6.29%, 1/14/2036 (a) (d)	590,000	599,180
(SOFR + 1.63%), 5.77%, 6/2/2037 (a) (d)	1,084,000	1,052,769
CaixaBank SA (Spain)
(EURIBOR 3 Month + 2.40%), 5.38%, 11/14/2030 (b) (d)	100,000	122,268
(EURIBOR 3 Month + 1.30%), 3.63%, 9/19/2032 (b) (d)	2,400,000	2,761,193
(EURIBOR 3 Month + 1.95%), 5.13%, 7/19/2034 (b) (d)	1,800,000	2,223,040
(SOFR + 2.77%), 6.84%, 9/13/2034 (a) (d)	1,310,000	1,401,035
(SOFR + 2.26%), 6.04%, 6/15/2035 (a) (d)	1,460,000	1,492,916
(EURIBOR ICE Swap Rate 5 Year + 1.75%), 4.00%, 3/5/2037 (b) (d)	4,400,000	5,034,518
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (d)	1,225,000	1,222,344
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (d)	3,220,000	3,178,469
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (d) (e) (f)	1,575,000	1,606,944
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (d) (e) (f) (g)	710,000	712,413
Series GG, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 6.88%, 8/15/2030 (d) (e) (f) (g)	590,000	597,217
(SOFR + 1.34%), 4.54%, 9/19/2030 (d)	1,695,000	1,672,333
(SOFR + 1.17%), 4.50%, 9/11/2031 (d)	761,000	742,499
(SOFR + 1.18%), 2.52%, 11/3/2032 (d)	920,000	805,067
(SOFR + 2.06%), 5.83%, 2/13/2035 (d)	1,015,000	1,012,564
(SOFR + 1.47%), 5.33%, 3/27/2036 (d)	1,565,000	1,540,522
(EURIBOR 3 Month + 1.61%), 4.30%, 7/23/2036 (d)	697,000	793,447
(SOFR + 1.49%), 5.17%, 9/11/2036 (d)	254,000	246,782
Commerzbank AG (Germany)
(EURIBOR ICE Swap Rate 5 Year + 5.13%), 7.88%, 10/9/2031 (b) (d) (e) (f) (g)	200,000	260,594
(EURIBOR ICE Swap Rate 5 Year + 4.24%), 6.63%, 10/9/2032 (b) (d) (e) (f) (g)	1,200,000	1,477,506
(EURIBOR 3 Month + 0.97%), 3.75%, 6/3/2033 (b) (d)	3,600,000	4,105,516
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	3

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Cooperatieve Rabobank UA (Netherlands)
(EUR Swap Annual 5 Year + 4.68%), 4.38%, 6/29/2027 (b) (d) (e) (f) (g)	600,000	699,718
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (d)	1,720,000	1,710,454
Credit Agricole SA (France)
(EURIBOR ICE Swap Rate 5 Year + 4.21%), 6.50%, 9/23/2029 (b) (d) (e) (f) (g)	500,000	603,867
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (d)	710,000	728,295
HSBC Holdings plc (United Kingdom)
(SOFR + 2.61%), 5.21%, 8/11/2028 (d)	2,565,000	2,577,448
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (d)	666,000	647,581
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (d) (e) (f) (g)	1,794,000	1,672,757
ING Groep NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%, 11/16/2026 (d) (e) (f) (g)	1,488,000	1,490,174
Intesa Sanpaolo SpA (Italy)
(EUR Swap Annual 5 Year + 5.56%), 6.38%, 3/30/2028 (b) (d) (e) (f) (g)	1,100,000	1,311,756
(EUR Swap Annual 5 Year + 4.27%), 4.13%, 2/27/2030 (b) (d) (e) (f) (g)	600,000	680,517
(EURIBOR ICE Swap Rate 5 Year + 4.35%), 7.00%, 5/20/2032 (b) (d) (e) (f) (g)	500,000	628,121
6.63%, 6/20/2033 (a)	3,845,000	4,103,263
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (d)	4,885,000	4,110,440
KBC Group NV (Belgium)
(EURIBOR ICE Swap Rate 5 Year + 4.93%), 8.00%, 9/5/2028 (b) (d) (e) (f) (g)	1,400,000	1,737,020
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (d)	440,000	445,886
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (d) (e) (f) (g)	440,000	478,915
NatWest Markets plc (United Kingdom) 5.02%, 3/21/2030 (a)	200,000	199,569
OTP Bank Nyrt. (Hungary) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.86%), 7.30%, 7/30/2035 (b) (d)	873,000	909,029
PNC Financial Services Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (d) (e) (f)	5,000	4,994
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 2.81%), 6.25%, 3/15/2030 (d) (e) (f)	1,200,000	1,218,812
(SOFR + 1.26%), 4.81%, 10/21/2032 (d)	510,000	500,762
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 5.42%, 1/25/2041 (d)	260,000	248,767
Santander UK Group Holdings plc (United Kingdom) (SOFR + 2.60%), 6.53%, 1/10/2029 (d)	2,100,000	2,143,346
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.45%), 10.00%, 11/14/2028 (a) (d) (e) (f) (g)	1,000,000	1,081,620
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.13%, 11/21/2029 (a) (d) (e) (f) (g)	2,350,000	2,442,259
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (a) (d) (e) (f) (g)	452,000	428,306
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (a) (d)	900,000	918,383
(EURIBOR 3 Month + 1.13%), 3.88%, 4/14/2034 (b) (d)	2,200,000	2,474,182
(SOFR + 1.51%), 5.40%, 8/8/2034 (a) (d)	576,000	559,924
(SOFR + 1.60%), 5.40%, 4/10/2037 (a) (d)	309,000	293,586
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (d)	700,000	723,597
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031 (a) (d)	338,000	331,669
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.24%, 1/13/2037 (a) (d)	485,000	463,340
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
Svenska Handelsbanken AB (Sweden) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (b) (d) (e) (f) (g)	2,400,000	2,280,532
Truist Financial Corp.
(SOFR + 2.30%), 6.12%, 10/28/2033 (d)	245,000	253,656
(SOFR + 1.85%), 5.12%, 1/26/2034 (d)	1,047,000	1,027,262
(SOFR + 2.36%), 5.87%, 6/8/2034 (d)	859,000	874,069
UniCredit SpA (Italy)
(EURIBOR 3 Month + 1.90%), 4.80%, 1/17/2029 (b) (d)	781,000	925,432
(EURIBOR ICE Swap Rate 5 Year + 4.21%), 6.50%, 12/3/2031 (b) (d) (e) (f) (g)	450,000	555,802
(EURIBOR ICE Swap Rate 5 Year + 1.30%), 4.23%, 5/19/2036 (b) (d)	2,500,000	2,883,427
(EURIBOR ICE Swap Rate 5 Year + 1.80%), 4.18%, 6/24/2037 (b) (d)	700,000	804,232
US Bancorp (SOFR + 1.86%), 5.68%, 1/23/2035 (d)	285,000	287,995
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 3/24/2028 (d)	1,410,000	1,402,009
(SOFR + 1.74%), 5.57%, 7/25/2029 (d)	2,720,000	2,757,090
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (d) (e) (f)	740,000	761,871
(SOFR + 1.11%), 5.24%, 1/24/2031 (d)	1,045,000	1,050,666
(SOFR + 1.99%), 5.56%, 7/25/2034 (d)	2,798,000	2,819,451
(SOFR + 1.78%), 5.50%, 1/23/2035 (d)	1,160,000	1,161,143
(SOFR + 1.74%), 5.61%, 4/23/2036 (d)	1,021,000	1,024,875
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	5

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.10%), 4.96%, 1/23/2037 (d)	979,000	932,312
Westpac Banking Corp. (Australia) (USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (d) (g)	250,000	249,802
		133,796,947
Beverages — 0.4%
Maple Parent Holdings Corp.
5.70%, 3/26/2036 (a)	5,211,000	5,131,786
6.63%, 3/26/2056 (a)	351,000	352,169
Primo Water Holdings, Inc. 6.25%, 4/1/2029 (a)	85,000	85,302
		5,569,257
Biotechnology — 0.3%
AbbVie, Inc.
4.70%, 5/14/2045	417,000	358,471
4.25%, 11/21/2049	3,295,000	2,567,585
Amgen, Inc. 4.85%, 2/19/2036	501,000	477,886
Biogen, Inc.
5.20%, 9/15/2045	341,000	304,624
6.45%, 5/15/2055	860,000	883,178
Grifols SA (Spain) 3.88%, 10/15/2028 (b)	328,000	377,920
		4,969,664
Broadline Retail — 0.1%
Amazon.com, Inc. 6.10%, 7/9/2056	10,000	9,657
B&M European Value Retail plc (United Kingdom) 4.00%, 11/15/2028 (b)	195,000	259,736
Photo Holdings LLC 12.00%, 7/1/2031 (a)	209,000	215,151
Rakuten Group, Inc. (Japan) (EUR Swap Annual 5 Year + 4.74%), 4.25%, 4/22/2027 (b) (d) (e) (f)	410,000	469,914
Wayfair LLC
7.25%, 10/31/2029 (a)	307,000	317,110
7.75%, 9/15/2030 (a)	93,000	97,893
6.75%, 11/15/2032 (a)	215,000	221,213
7.13%, 5/31/2034 (a)	40,000	41,489
		1,632,163
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Building Products — 0.3%
Advanced Drainage Systems, Inc. 5.38%, 3/1/2034 (a)	28,000	27,173
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	270,000	248,171
6.38%, 3/1/2034 (a)	25,000	24,750
6.75%, 5/15/2035 (a)	108,000	107,983
EMRLD Borrower LP
6.38%, 12/15/2030 (b)	263,000	314,815
6.63%, 12/15/2030 (a)	350,000	356,942
6.75%, 7/15/2031 (a)	22,000	22,675
Griffon Corp.
5.75%, 3/1/2028	425,000	425,392
6.25%, 10/1/2034 (a)	44,000	44,144
JELD-WEN Holding, Inc. 7.00%, 9/1/2032 (a)	220,000	149,743
JH North America Holdings, Inc.
5.88%, 1/31/2031 (a)	30,000	30,192
6.13%, 7/31/2032 (a)	48,000	48,422
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	713,000	712,688
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	70,000	69,387
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	35,000	32,981
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	126,000	127,570
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	200,000	209,622
Standard Building Solutions, Inc.
6.50%, 8/15/2032 (a)	565,000	567,974
6.25%, 8/1/2033 (a)	338,000	335,497
Standard Industries, Inc. 4.75%, 1/15/2028 (a)	90,000	89,676
		3,945,797
Capital Markets — 3.2%
CFAMC III Co. Ltd. (China) 4.25%, 11/7/2027 (b)	880,000	871,103
Charles Schwab Corp. (The) (SOFR + 1.32%), 5.66%, 8/12/2037 (d)	925,000	921,944
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	195,000	186,064
Deutsche Bank AG (Germany)
(SOFR + 1.14%), 4.73%, 2/6/2032 (d)	810,000	786,775
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 2.26%), 3.74%, 1/7/2033 (d)	2,706,000	2,453,518
Gaci First Investment Co. (Saudi Arabia) 4.88%, 2/14/2035 (b)	1,200,000	1,144,308
Goldman Sachs Group, Inc. (The)
(SOFR + 1.11%), 2.64%, 2/24/2028 (d)	1,270,000	1,258,780
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (d) (e) (f)	1,195,000	1,238,053
Series Z, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.85%, 2/10/2030 (d) (e) (f)	448,000	459,127
(SOFR + 1.14%), 4.69%, 10/23/2030 (d)	400,000	395,252
(SOFR + 1.08%), 5.21%, 1/28/2031 (d)	700,000	700,568
(SOFR + 1.28%), 2.62%, 4/22/2032 (d)	3,130,000	2,775,312
(SOFR + 1.26%), 2.65%, 10/21/2032 (d)	1,525,000	1,337,445
(EURIBOR 3 Month + 1.15%), 3.50%, 1/23/2033 (b) (d)	400,000	453,004
(EURIBOR 3 Month + 0.95%), 3.51%, 8/17/2033 (b) (d)	6,750,000	7,588,007
(SOFR + 1.34%), 5.09%, 4/20/2034 (d)	725,000	707,185
(SOFR + 1.19%), 5.07%, 1/21/2037 (d)	1,052,000	998,885
(SOFR + 1.82%), 6.22%, 7/21/2057 (d)	530,000	524,335
Morgan Stanley
(SOFR + 1.61%), 4.21%, 4/20/2028 (d)	288,000	287,258
3.59%, 7/22/2028 (h)	2,210,000	2,187,685
(SOFR + 1.73%), 5.12%, 2/1/2029 (d)	4,130,000	4,152,741
(SOFR + 1.59%), 5.16%, 4/20/2029 (d)	760,000	764,932
(SOFR + 1.63%), 5.45%, 7/20/2029 (d)	2,860,000	2,889,497
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Capital Markets — continued
(SOFR + 1.10%), 4.65%, 10/18/2030 (d)	810,000	801,125
(SOFR + 1.11%), 5.23%, 1/15/2031 (d)	1,320,000	1,324,768
(SOFR + 1.14%), 2.70%, 1/22/2031 (d)	1,560,000	1,441,626
(SOFR + 1.51%), 5.19%, 4/17/2031 (d)	925,000	925,804
(SOFRINDX + 1.16%), 5.17%, 7/14/2032 (d)	860,000	853,590
(SOFR + 1.20%), 2.51%, 10/20/2032 (d)	159,000	139,079
(SOFR + 1.88%), 5.42%, 7/21/2034 (d)	133,000	132,371
(SOFR + 1.56%), 5.32%, 7/19/2035 (d)	1,070,000	1,053,658
(SOFR + 1.36%), 2.48%, 9/16/2036 (d)	360,000	308,892
(SOFR + 1.18%), 5.07%, 1/30/2037 (d)	1,014,000	966,678
(SOFRINDX + 1.43%), 5.61%, 7/17/2037 (d)	445,000	440,592
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (d)	1,223,000	1,237,337
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 5.31%, 1/18/2041 (d)	555,000	526,246
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (d) (e) (f)	248,000	253,706
UBS Group AG (Switzerland)
4.28%, 1/9/2028 (a)	2,840,000	2,827,923
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	7

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (d) (e) (f) (g)	364,000	389,378
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (d) (e) (f) (g)	818,000	931,667
		49,636,218
Chemicals — 0.6%
Alpek SAB de CV (Mexico) 3.25%, 2/25/2031 (b)	1,180,000	1,037,662
Avient Corp. 7.13%, 8/1/2030 (a)	15,000	15,247
Bond US Bidco 1, Inc.
6.50%, 6/15/2033 (b)	125,000	146,097
7.13%, 6/15/2033 (a)	200,000	203,272
Braskem Netherlands Finance BV (Brazil) 7.25%, 2/13/2033 (b)	570,000	317,775
Celanese US Holdings LLC
6.34%, 1/19/2029 (i)	200,000	244,169
7.00%, 2/15/2031	147,000	151,097
5.00%, 4/15/2031	125,000	146,353
7.38%, 2/15/2034	446,000	462,031
CF Industries, Inc. 4.95%, 6/1/2043	649,000	571,033
Chemours Co. (The)
5.75%, 11/15/2028 (a)	174,000	172,909
8.00%, 1/15/2033 (a)	107,000	105,614
7.88%, 3/15/2034 (a)	56,000	54,789
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	226,000	220,732
INEOS Finance plc (Luxembourg)
6.38%, 4/15/2029 (b)	423,000	483,542
7.50%, 4/15/2029 (a)	400,000	397,746
7.25%, 3/31/2031 (b)	200,000	219,553
INEOS Quattro Finance 2 plc (United Kingdom) 6.75%, 4/15/2030 (b)	185,000	174,793
INEOS Styrolution Ludwigshafen GmbH (United Kingdom) 2.25%, 1/16/2027 (b)	200,000	230,097
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Chemicals — continued
Italmatch Chemicals SpA (Italy) (EURIBOR 3 Month + 4.13%), 6.42%, 2/5/2031 (b) (d)	234,000	273,189
LANXESS AG (Germany) 4.38%, 6/24/2031 (b)	300,000	338,211
Lune Holdings SARL (France) 5.63%, 11/15/2028 (b)	244,000	37
LYB International Finance III LLC 5.88%, 1/15/2036	912,000	904,851
Maxam Prill SARL (Luxembourg) 6.00%, 7/15/2030 (b)	170,000	202,064
Monitchem HoldCo 3 SA (Luxembourg) 8.00%, 7/15/2031 (a)	103,000	115,577
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (a)	248,000	247,753
4.25%, 5/15/2029 (a)	70,000	68,103
Orbia Advance Corp. SAB de CV (Mexico) 6.80%, 5/13/2030 (b)	553,000	556,063
SCIL IV LLC 9.50%, 7/15/2028 (b)	150,000	179,940
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029	115,000	113,042
4.38%, 2/1/2032	1,085,000	1,008,860
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (a)	197,000	193,436
WR Grace Holdings LLC
5.63%, 8/15/2029 (a)	210,000	199,766
6.63%, 8/15/2032 (a)	77,000	74,186
7.00%, 8/1/2033 (a)	24,000	23,255
		9,852,844
Commercial Services & Supplies — 0.3%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	155,000	145,945
ADT Security Corp. (The) 4.88%, 7/15/2032 (a)	300,000	282,647
Amber Finco plc (United Kingdom) 6.63%, 7/15/2029 (b)	635,000	762,140
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	40,000	38,668
4.75%, 10/15/2029 (a)	17,000	16,634
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	85,000	84,773
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Commercial Services & Supplies — continued
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	95,000	92,496
Garda World Security Corp. (Canada)
6.00%, 6/1/2029 (a)	80,000	79,036
6.50%, 1/15/2031 (a)	56,000	56,830
8.25%, 8/1/2032 (a)	50,000	51,123
8.38%, 11/15/2032 (a)	43,000	43,971
GFL Environmental Holdings US, Inc. 5.50%, 2/1/2034 (a)	625,000	585,646
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	85,000	83,262
4.75%, 6/15/2029 (a)	75,000	73,267
Madison IAQ LLC
4.13%, 6/30/2028 (a)	85,000	83,720
5.88%, 6/30/2029 (a)	105,000	104,767
Multi-Color Corp. 8.50% (Blend (Cash 6.00% + PIK 2.50%)), 5/11/2033 (a) (c)	153,920	133,213
Paprec Holding SA (France)
3.50%, 7/1/2028 (b)	100,000	115,834
4.13%, 7/15/2030 (b)	440,000	507,449
4.50%, 7/15/2032 (b)	425,000	486,355
Q-Park Holding I BV (Netherlands) 5.13%, 3/1/2029 (b)	409,000	484,856
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	67,000	66,751
RELX Finance BV (United Kingdom) 0.88%, 3/10/2032 (b)	100,000	99,298
Techem Verwaltungsgesellschaft 675 mbH (Germany) 4.63%, 7/15/2032 (b)	125,000	144,688
Verisure Holding AB (Sweden) 5.50%, 5/15/2030 (b)	192,000	229,309
Williams Scotsman, Inc.
6.63%, 6/15/2029 (a)	130,000	132,307
6.63%, 4/15/2030 (a)	23,000	23,488
Wrangler Holdco Corp. (Canada) 6.63%, 4/1/2032 (a)	300,000	302,743
		5,311,216
Communications Equipment — 0.0% ^
Ciena Corp. 4.00%, 1/31/2030 (a)	120,000	113,987
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Construction & Engineering — 0.2%
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	40,000	38,934
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (a)	15,000	14,990
6.38%, 7/15/2034 (a)	175,000	175,881
Granite Construction, Inc. 6.38%, 6/15/2034 (a)	50,000	50,377
Heathrow Funding Ltd. (United Kingdom)
1.50%, 2/11/2030 (b)	100,000	107,780
1.13%, 10/8/2030 (b)	1,600,000	1,670,562
5.88%, 5/13/2041 (b)	700,000	879,032
Weekley Homes LLC 4.88%, 9/15/2028 (a)	125,000	123,075
		3,060,631
Consumer Finance — 2.9%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	193,000	192,432
4.13%, 2/28/2029	750,000	735,886
3.30%, 1/30/2032	11,060,000	9,980,306
American Express Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (d) (e) (f)	391,000	390,527
Series E, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.12%), 6.45%, 9/15/2031 (d) (e) (f)	687,000	691,885
Avolon Holdings Funding Ltd. (Ireland)
5.75%, 3/1/2029 (a)	3,565,000	3,610,988
5.75%, 11/15/2029 (a)	942,000	954,660
5.15%, 1/15/2030 (a)	1,970,000	1,957,885
5.38%, 5/30/2030 (a)	3,155,000	3,157,492
4.90%, 10/10/2030 (a)	1,875,000	1,838,119
4.95%, 10/15/2032 (a)	5,195,000	4,996,696
Ford Motor Credit Co. LLC
7.20%, 6/10/2030	809,000	847,749
4.00%, 11/13/2030	1,385,000	1,295,764
5.42%, 4/9/2031	1,345,000	1,326,193
5.75%, 4/6/2033	200,000	196,819
6.47%, 5/22/2036	2,195,000	2,203,288
General Motors Financial Co., Inc.
2.35%, 1/8/2031	762,000	675,973
5.60%, 6/18/2031	540,000	545,962
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	9

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
5.45%, 9/6/2034	2,140,000	2,097,253
5.90%, 1/7/2035	3,545,000	3,570,045
Muthoot Finance Ltd. (India) 5.75%, 8/4/2030 (b)	660,000	645,731
OneMain Finance Corp.
3.88%, 9/15/2028	135,000	130,834
5.38%, 11/15/2029	115,000	113,360
4.00%, 9/15/2030	10,000	9,231
Stellantis Financial Services US Corp.
5.40%, 6/15/2029 (a)	935,000	923,568
5.80%, 6/15/2031 (a)	625,000	608,847
Volkswagen Leasing GmbH (Germany) 0.50%, 1/12/2029 (b)	1,400,000	1,516,251
		45,213,744
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
5.50%, 3/31/2031 (a)	20,000	19,376
5.63%, 3/31/2032 (a)	505,000	486,033
Bellis Acquisition Co. plc (United Kingdom)
8.13%, 5/14/2030 (b)	250,000	325,457
8.00%, 7/1/2031 (b)	208,000	239,082
Boots Group Finco LP (United Kingdom) 5.38%, 8/31/2032 (b)	100,000	118,372
Iceland Bondco plc (United Kingdom) 4.38%, 5/15/2028 (b)	325,000	434,369
Performance Food Group, Inc.
4.25%, 8/1/2029 (a)	220,000	213,572
6.13%, 9/15/2032 (a)	20,000	20,042
5.63%, 3/1/2034 (a)	64,000	62,171
US Foods, Inc. 4.75%, 2/15/2029 (a)	100,000	98,675
		2,017,149
Containers & Packaging — 1.2%
Amcor Flexibles North America, Inc. 5.50%, 3/17/2035	2,025,000	2,014,849
Amcor UK Finance plc (Australia) 3.75%, 2/20/2033	1,200,000	1,353,334
Ardagh Group SA
9.50%, 12/1/2030 (a)	357,000	373,010
11.00% (Blend (Cash 5.00% + PIK 6.00%)), 12/1/2030 (b) (c)	635,162	693,521
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Containers & Packaging — continued
Ardagh Metal Packaging Finance USA LLC 5.00%, 1/30/2031 (b)	125,000	146,823
Ball Corp. 4.25%, 7/1/2032	240,000	279,699
Berry Global, Inc. 5.80%, 6/15/2031	1,760,000	1,806,166
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (a)	180,000	175,762
Crown European Holdings SACA
4.50%, 1/15/2030 (b)	113,000	133,665
3.75%, 9/30/2031 (b)	400,000	458,185
Graphic Packaging International LLC 2.63%, 2/1/2029 (b)	205,000	230,925
Guala Closures SpA (Italy) 3.25%, 6/15/2028 (b)	150,000	172,741
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2030 (a)	245,000	249,893
9.25%, 4/15/2030 (a)	150,000	149,774
OI European Group BV
6.25%, 5/15/2028 (b)	226,000	264,623
5.25%, 6/1/2029 (b)	299,000	346,605
Pro-Gest SpA (Italy) 3.25%, 12/15/2024 (b) (j)	350,000	162,617
Silgan Holdings, Inc.
2.25%, 6/1/2028	150,000	170,332
4.25%, 2/15/2031 (b)	195,000	224,335
Sonoco Products Co. 5.00%, 9/1/2034	9,075,000	8,733,507
Sword Purchaser LLC 7.25%, 4/15/2033 (b)	125,000	150,552
TriMas Corp. 4.13%, 4/15/2029 (a)	115,000	110,543
Trivium Packaging Finance BV (Netherlands) 6.63%, 7/15/2030 (b)	403,000	489,487
		18,890,948
Distributors — 0.0% ^
Azelis Finance NV (Belgium) 4.13%, 3/10/2031 (b)	150,000	172,236
RB Global Holdings, Inc. (Canada) 7.75%, 3/15/2031 (a)	120,000	123,994
		296,230
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Consumer Services — 0.1%
PeopleCert Wisdom Issuer plc (United Kingdom) 5.50%, 6/15/2031 (b)	100,000	112,966
RAC Bond Co. plc (United Kingdom) 5.25%, 11/4/2027 (b)	472,000	634,978
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	83,000	84,500
		832,444
Diversified REITs — 0.0% ^
WP Carey, Inc.
2.40%, 2/1/2031	180,000	160,060
2.25%, 4/1/2033	367,000	302,012
		462,072
Diversified Telecommunication Services — 1.9%
Altice France SA (France)
7.25%, 11/1/2029 (a)	152,439	175,644
7.25%, 11/1/2029 (b)	197,663	227,752
9.50%, 11/1/2029 (a)	156,249	158,300
4.75%, 10/15/2030 (a)	457,318	507,160
6.50%, 4/15/2032 (a)	708,659	689,011
APLD ComputeCo 2 LLC 6.75%, 3/15/2031 (a)	119,000	114,326
AT&T, Inc.
4.90%, 11/1/2035	3,085,000	2,911,987
3.50%, 9/15/2053	860,000	524,779
6.05%, 8/15/2056	660,000	606,510
6.20%, 10/30/2056	1,785,000	1,675,886
CCO Holdings LLC
5.13%, 5/1/2027 (a)	728,000	727,061
5.00%, 2/1/2028 (a)	205,000	203,064
4.75%, 3/1/2030 (a)	1,230,000	1,166,466
4.50%, 8/15/2030 (a)	460,000	428,125
4.25%, 2/1/2031 (a)	890,000	802,679
7.38%, 3/1/2031 (a)	805,000	815,285
4.75%, 2/1/2032 (a)	150,000	134,424
4.50%, 5/1/2032	70,000	61,567
7.00%, 2/1/2033 (a)	178,000	173,793
Cipher Compute LLC 7.13%, 11/15/2030 (a)	290,000	293,594
Connect Holding II LLC 10.50%, 4/3/2031 (a)	230,000	207,085
Edged Compute LLC 7.50%, 4/30/2031 (a)	150,000	142,294
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Diversified Telecommunication Services — continued
eircom Finance DAC (Ireland)
5.75%, 12/15/2029 (b)	304,000	360,814
5.00%, 4/30/2031 (b)	200,000	234,476
ELK Grove Village Property LLC 7.50%, 6/15/2031 (a)	178,000	171,399
Fibercop SpA (Italy)
2.38%, 10/12/2027 (b)	210,000	241,613
4.75%, 6/30/2030 (b)	269,000	317,533
5.38%, 4/15/2031 (b)	200,000	240,206
7.75%, 1/24/2033	230,000	309,668
Flash Compute LLC 7.25%, 12/31/2030 (a)	201,000	202,042
Galaxy Helios Data Centers II LLC 9.88%, 8/1/2031 (a)	139,000	137,669
GCI LLC 4.75%, 10/15/2028 (a)	605,000	594,539
IHS Holding Ltd. (Nigeria) 8.25%, 11/29/2031 (b)	610,000	633,333
iliad SA (France) 5.38%, 2/15/2029 (b)	400,000	481,931
Koninklijke KPN NV (Netherlands) (EURIBOR ICE Swap Rate 5 Year + 1.97%), 4.88%, 6/18/2029 (b) (d) (e) (f)	200,000	235,893
Level 3 Financing, Inc.
6.88%, 6/30/2033 (a)	112,000	113,856
7.00%, 3/31/2034 (a)	78,750	80,552
Meridian Arc Holdco LLC 6.25%, 4/30/2031 (a)	534,000	507,696
PR RNO Property Owner 1 LLC 6.50%, 5/1/2031 (a)	420,000	389,327
RD Michigan Property Owner I LLC 7.50%, 3/30/2045 (a)	2,604,000	2,482,594
Space Exploration Technologies Corp.
5.35%, 7/15/2031 (a)	965,000	943,239
5.65%, 7/15/2033 (a)	1,065,000	1,027,445
5.88%, 7/15/2036 (a)	475,000	447,673
Stingray Compute LLC 6.00%, 6/15/2031 (a)	235,000	228,824
SV RNO Property Owner 1 LLC 5.88%, 3/1/2031 (a)	265,000	243,271
Telecom Italia Capital SA (Italy) 6.00%, 9/30/2034	76,000	77,423
Telecom Italia SpA (Italy) 7.88%, 7/31/2028 (b)	600,000	746,040
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	11

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
Telefonica Emisiones SA (Spain) 4.67%, 3/6/2038	700,000	620,821
Verizon Communications, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.04%), 6.20%, 5/14/2056 (d)	624,000	602,152
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.81%), 6.05%, 5/14/2058 (d)	1,679,000	1,639,169
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.60%, 2/15/2059 (d)	1,212,000	1,212,606
Virgin Media Finance plc (United Kingdom) 3.75%, 7/15/2030 (b)	150,000	108,740
Virgin Media Secured Finance plc (United Kingdom) 5.25%, 5/15/2029 (b)	210,000	257,597
WULF Compute LLC 7.75%, 10/15/2030 (a)	753,000	782,443
Yondr JK 1 LLC 6.88%, 6/30/2031 (a)	55,000	51,528
		29,470,904
Electric Utilities — 3.3%
Chile Electricity Lux Mpc II Sarl (Chile) 5.58%, 10/20/2035 (b)	234,601	234,146
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (a)	540,000	472,585
EDP SA (Portugal)
(EURIBOR ICE Swap Rate 5 Year + 2.40%), 4.63%, 9/16/2054 (b) (d)	200,000	232,251
(EURIBOR ICE Swap Rate 5 Year + 2.24%), 4.50%, 5/27/2055 (b) (d)	400,000	459,841
Series NC5., (EUR Swap Annual 5 Year + 1.89%), 1.50%, 3/14/2082 (b) (d)	1,500,000	1,726,181
Series NC8, (EUR Swap Annual 5 Year + 2.08%), 1.88%, 3/14/2082 (b) (d)	300,000	324,764
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
Electricite de France SA (France)
(EUR Swap Annual 5 Year + 2.86%), 2.63%, 12/1/2027 (b) (d) (e) (f)	400,000	455,042
5.70%, 5/23/2028 (a)	245,000	248,659
(EUR Swap Annual 5 Year + 4.86%), 7.50%, 9/6/2028 (b) (d) (e) (f)	200,000	246,568
(EUR Swap Annual 5 Year + 3.97%), 3.38%, 6/15/2030 (b) (d) (e) (f)	600,000	661,191
Emera US Finance LP (Canada) 2.64%, 6/15/2031	4,626,000	4,118,613
ENEL Finance International NV (Italy)
3.50%, 4/6/2028 (a)	1,135,000	1,112,693
2.50%, 7/12/2031 (a) (i)	316,000	278,871
5.00%, 6/15/2032 (a)	580,000	569,963
Enel SpA (Italy) (EUR Swap Annual 5 Year + 2.68%), 2.25%, 12/10/2026 (b) (d) (e) (f)	1,800,000	2,074,817
EnfraGen Energia Sur SA (Colombia) 5.38%, 12/30/2030 (b)	994,915	941,638
Entergy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (d)	2,367,000	2,433,444
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.18%), 5.88%, 6/15/2056 (d)	630,000	620,375
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 6.50%, 12/15/2056 (d)	287,000	286,390
Entergy Texas, Inc. 1.75%, 3/15/2031	385,000	334,187
EUSHI Finance, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 6.25%, 4/1/2056 (d)	125,000	122,779
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	832,000	826,925
FirstEnergy Pennsylvania Electric Co. 5.20%, 4/1/2028 (a)	390,000	392,609
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Generadora de Gatun SA (Panama) 6.87%, 9/30/2044 (a)	620,000	625,766
ITC Holdings Corp.
2.95%, 5/14/2030 (a)	1,567,000	1,451,548
5.50%, 4/15/2036 (a)	2,515,000	2,476,203
Jersey Central Power & Light Co. 2.75%, 3/1/2032 (a)	5,248,000	4,617,835
National Grid Electricity Distribution East Midlands plc (United Kingdom) 3.53%, 9/20/2028 (b)	100,000	116,428
NextEra Energy Capital Holdings, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (d)	520,000	532,171
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 6.70%, 9/1/2054 (d)	545,000	554,021
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (d)	1,642,000	1,650,888
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 8/15/2055 (d)	190,000	190,973
NRG Energy, Inc.
3.38%, 2/15/2029 (a)	105,000	100,102
5.25%, 6/15/2029 (a)	60,000	59,574
5.75%, 1/15/2034 (a)	100,000	97,343
5.88%, 5/15/2034 (a)	100,000	97,503
6.13%, 5/15/2036 (a)	85,000	83,283
Pacific Gas and Electric Co.
6.15%, 1/15/2033	1,430,000	1,468,787
6.40%, 6/15/2033	1,270,000	1,316,897
6.00%, 8/15/2035	1,520,000	1,530,222
3.75%, 8/15/2042 (i)	1,215,000	882,627
4.60%, 6/15/2043	250,000	200,108
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia) 4.38%, 2/5/2050 (b)	366,000	259,402
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
PG&E Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (d)	877,000	881,399
Scottish Hydro Electric Transmission plc (United Kingdom) 3.38%, 9/4/2032 (b)	400,000	450,503
Southern California Edison Co.
Series B, 3.65%, 3/1/2028	1,220,000	1,196,859
5.45%, 3/1/2035	30,000	29,197
Series 13-A, 3.90%, 3/15/2043	214,000	158,995
3.65%, 2/1/2050	484,000	317,813
Trinidad Generation UnLtd (Trinidad And Tobago) 7.75%, 6/16/2033 (a)	351,000	368,732
Union Electric Co. 3.90%, 4/1/2052	260,000	188,249
Vistra Operations Co. LLC
3.70%, 1/30/2027 (a)	1,031,000	1,025,958
4.30%, 7/15/2029 (a)	1,550,000	1,510,888
4.60%, 10/15/2030 (a)	2,000	1,942
6.88%, 4/15/2032 (a)	252,000	260,056
6.00%, 4/15/2034 (a)	6,735,000	6,761,960
5.70%, 12/30/2034 (a)	240,000	236,683
5.25%, 10/15/2035 (a)	3,000	2,855
5.35%, 1/31/2036 (a)	885,000	845,291
VoltaGrid LLC 7.38%, 11/1/2030 (a)	195,000	196,244
		51,919,837
Electrical Equipment — 0.0% ^
Solaris Energy Infrastructure LLC 6.38%, 5/15/2031 (a)	90,000	89,351
Electronic Equipment, Instruments & Components — 0.2%
Belden, Inc.
3.88%, 3/15/2028 (b)	230,000	266,590
3.38%, 7/15/2031 (b)	100,000	110,827
Coherent Corp. 5.00%, 12/15/2029 (a)	761,000	751,018
Ingram Micro, Inc. 4.75%, 5/15/2029 (a)	385,000	376,951
Sensata Technologies, Inc.
3.75%, 2/15/2031 (a)	495,000	461,524
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	13

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electronic Equipment, Instruments & Components — continued
6.63%, 7/15/2032 (a)	200,000	204,790
Tyco Electronics Group SA (Switzerland) 3.25%, 1/31/2033	200,000	222,696
		2,394,396
Energy Equipment & Services — 0.2%
Archrock Partners LP 6.63%, 9/1/2032 (a)	145,000	147,672
Archrock Services LP 6.00%, 2/1/2034 (a)	24,000	23,605
Baker Hughes Holdings LLC 5.00%, 6/15/2036	890,000	854,786
Deepocean Ltd. (Jersey) 6.00%, 4/8/2031 (b)	125,000	149,176
Guara Norte SARL (Brazil)
5.20%, 6/15/2034 (a)	626,631	602,957
5.20%, 6/15/2034 (b)	530,877	510,820
Kodiak Gas Services LLC
5.88%, 4/1/2031 (a)	40,000	39,884
6.50%, 10/1/2033 (a)	21,000	21,203
Noble Finance II LLC
8.00%, 4/15/2030 (a)	26,000	26,883
6.25%, 6/15/2034 (a)	56,000	54,964
OEG Finance plc (United Kingdom) 7.25%, 9/27/2029 (b)	150,000	180,426
Transocean International Ltd. 8.25%, 5/15/2029 (a)	35,000	36,378
Viridien (France) 8.50%, 10/15/2030 (b)	116,643	142,314
		2,791,068
Entertainment — 0.3%
Banijay Entertainment SAS (France) 7.00%, 5/1/2029 (b)	319,000	378,058
Cinemark USA, Inc.
5.25%, 7/15/2028 (a)	25,000	24,906
7.00%, 8/1/2032 (a)	16,000	16,473
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a)	45,000	45,055
4.75%, 10/15/2027 (a)	635,000	631,707
Netflix, Inc.
4.88%, 4/15/2028	808,000	812,507
5.38%, 11/15/2029 (a)	1,351,000	1,373,461
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Entertainment — continued
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	660,000	657,143
5.60%, 6/12/2034	352,000	354,123
WMG Acquisition Corp. 2.25%, 8/15/2031 (b)	110,000	121,489
		4,414,922
Financial Services — 0.4%
Benteler International Austria GmbH (Austria) 7.25%, 6/15/2031 (b)	100,000	122,947
Block, Inc.
5.63%, 8/15/2030 (a)	29,000	29,042
6.50%, 5/15/2032	149,000	151,282
6.00%, 8/15/2033 (a)	23,000	22,958
Far East Horizon Ltd. (China) 5.88%, 3/5/2028 (b)	582,000	582,728
Global Payments, Inc. 5.55%, 11/15/2035	3,310,000	3,160,443
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	57,000	60,333
Progroup AG (Germany) 5.13%, 4/15/2029 (b)	300,000	353,802
Rocket Cos., Inc.
6.13%, 8/1/2030 (a)	94,000	95,250
7.13%, 2/1/2032 (a)	315,000	325,306
6.38%, 8/1/2033 (a)	216,000	218,776
Rocket Mortgage LLC 4.00%, 10/15/2033 (a)	190,000	170,100
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	191,000	188,659
		5,481,626
Food Products — 0.5%
Flora Food Management BV (Netherlands) 6.88%, 7/2/2029 (b)	405,000	456,846
Froneri Lux FinCo. SARL (United Kingdom) 4.75%, 8/1/2032 (b)	125,000	140,882
General Mills, Inc. (EURIBOR ICE Swap Rate 5 Year + 2.02%), 4.75%, 7/16/2056 (d)	100,000	114,035
Grupo Nutresa SA (Colombia) 9.00%, 5/12/2035 (b)	504,000	557,877
JBS NV
6.75%, 3/15/2034	109,000	116,489
5.95%, 4/20/2035	609,000	615,936
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Food Products — continued
5.50%, 1/15/2036	1,880,000	1,830,464
5.63%, 3/10/2037 (a)	1,170,000	1,137,000
4.38%, 2/2/2052	397,000	287,846
7.25%, 11/15/2053	880,000	930,448
Mars, Inc. 5.20%, 3/1/2035 (a)	1,260,000	1,241,663
Nomad Foods Bondco plc (United Kingdom) 5.25%, 7/15/2033 (a)	130,000	150,991
		7,580,477
Gas Utilities — 0.0% ^
AmeriGas Partners LP
9.50%, 6/1/2030 (a)	60,000	63,788
6.88%, 6/1/2031 (a)	169,000	168,895
Piedmont Natural Gas Co., Inc. 3.35%, 6/1/2050	240,000	156,428
UGI International LLC 2.50%, 12/1/2029 (b)	296,000	329,208
		718,319
Ground Transportation — 0.2%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	192,000	192,000
5.38%, 3/1/2029 (a)	155,000	152,316
8.25%, 1/15/2030 (a)	312,000	320,536
8.00%, 2/15/2031 (a)	15,000	15,203
8.38%, 6/15/2032 (a)	135,000	137,622
BCP V Modular Services Finance II plc (United Kingdom) 6.50%, 7/10/2031 (b)	265,000	252,894
EC Finance plc (United Kingdom) 3.25%, 10/15/2026 (b) (i)	120,000	139,163
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	112,000	108,412
12.63%, 7/15/2029 (a)	338,000	227,559
Kapla Holding SAS (France) (EURIBOR 3 Month + 3.00%), 5.20%, 4/30/2033 (b) (d)	166,000	193,569
SMBC Aviation Capital Finance DAC (Ireland)
5.20%, 7/23/2031 (a)	268,000	266,326
5.70%, 7/23/2036 (a)	200,000	197,572
XPO, Inc. 7.13%, 2/1/2032 (a)	465,000	480,352
		2,683,524
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc. 3.88%, 7/15/2028 (b)	400,000	463,877
Medline Borrower LP
6.25%, 4/1/2029 (a)	33,000	33,527
5.25%, 10/1/2029 (a)	280,000	278,388
		775,792
Health Care Providers & Services — 0.7%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	30,000	29,954
Accendra Health, Inc.
9.00%, 6/15/2032 (a)	85,000	72,056
9.75%, 6/15/2033 (a)	36,330	16,530
CAB SELAS (France) 7.75%, 8/9/2031 (b)	125,000	148,124
Cencora, Inc.
2.70%, 3/15/2031	2,687,000	2,428,596
4.90%, 2/13/2036	39,000	37,193
Cidron Atrium SE (Germany)
5.63%, 2/15/2033 (b)	125,000	141,452
(EURIBOR 3 Month + 3.63%), 6.14%, 2/15/2033 (b) (d)	232,000	268,400
Community Health Systems, Inc.
6.00%, 1/15/2029 (a)	210,000	207,581
6.13%, 4/1/2030 (a)	55,000	47,011
5.25%, 5/15/2030 (a)	285,000	266,091
4.75%, 2/15/2031 (a)	208,000	189,439
10.88%, 1/15/2032 (a)	33,000	35,017
DaVita, Inc.
4.63%, 6/1/2030 (a)	185,000	178,765
6.88%, 9/1/2032 (a)	221,000	226,323
Encompass Health Corp.
4.50%, 2/1/2028	7,000	6,953
4.63%, 4/1/2031	160,000	154,750
Global Medical Response, Inc. 7.38%, 10/1/2032 (a)	44,000	45,606
HCA, Inc.
5.20%, 6/1/2028	630,000	634,333
4.13%, 6/15/2029	1,570,000	1,539,778
4.60%, 11/15/2032	550,000	527,798
4.90%, 11/15/2035	338,000	319,654
5.50%, 6/15/2047	66,000	59,159
5.25%, 6/15/2049	950,000	816,247
3.50%, 7/15/2051	480,000	308,417
4.63%, 3/15/2052	840,000	650,825
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	15

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
5.95%, 9/15/2054	920,000	858,152
6.20%, 3/1/2055	35,000	33,851
Mehilainen Yhtiot Oy (Finland) 5.13%, 6/30/2032 (b)	125,000	145,959
Phoenix PIB Dutch Finance BV (Germany) 4.88%, 7/10/2029 (b)	300,000	358,956
Radiology Partners, Inc. 8.50%, 7/15/2032 (a)	143,000	146,300
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a)	105,000	105,595
Tenet Healthcare Corp.
5.13%, 11/1/2027	30,000	29,996
6.13%, 6/15/2030	55,000	55,379
6.75%, 5/15/2031	361,000	368,642
		11,458,882
Health Care REITs — 0.2%
Healthpeak OP LLC 5.25%, 12/15/2032	1,350,000	1,335,826
MPT Operating Partnership LP 8.50%, 2/15/2032 (a)	55,000	55,768
Ventas Realty LP 5.00%, 1/15/2035	740,000	712,728
Welltower OP LLC
2.80%, 6/1/2031	700,000	635,464
3.85%, 6/15/2032	410,000	384,850
		3,124,636
Health Care Technology — 0.1%
IQVIA, Inc.
2.25%, 1/15/2028 (b)	550,000	628,066
6.25%, 6/1/2032 (a)	492,000	500,910
4.63%, 6/15/2033 (a)	116,000	134,757
		1,263,733
Hotel & Resort REITs — 0.0% ^
RHP Hotel Properties LP
4.50%, 2/15/2029 (a)	85,000	83,675
6.50%, 4/1/2032 (a)	465,000	473,480
6.50%, 6/15/2033 (a)	32,000	32,640
5.75%, 3/15/2034 (a)	39,000	38,432
6.25%, 2/15/2035 (a)	28,000	28,154
		656,381
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Hotels, Restaurants & Leisure — 0.6%
888 Acquisitions Ltd. (United Kingdom)
(EURIBOR 3 Month + 5.50%), 7.93%, 7/15/2028 (b) (d)	160,000	187,557
10.75%, 5/15/2030 (b)	171,000	234,314
Acushnet Co. 5.63%, 12/1/2033 (a)	15,000	14,728
Allwyn Entertainment Financing UK plc (United Kingdom)
7.25%, 4/30/2030 (b)	247,500	297,905
4.63%, 8/15/2031 (b)	150,000	172,914
Banijay Gaming SAS (France) 5.13%, 12/10/2031 (b)	130,000	152,545
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	315,000	309,357
Brightstar Lottery plc 2.38%, 4/15/2028 (b)	200,000	227,614
Caesars Entertainment, Inc.
7.00%, 2/15/2030 (a)	140,000	140,821
6.50%, 2/15/2032 (a)	30,000	28,998
Carnival Corp. Ltd.
5.75%, 8/1/2032 (a)	159,000	157,350
6.13%, 2/15/2033 (a)	139,000	139,337
Carnival UK Ltd. 4.13%, 7/15/2031 (b)	267,000	307,401
Cirsa Finance International Sarl (Spain)
4.88%, 10/15/2031 (b)	148,000	174,110
4.63%, 7/20/2032 (a)	118,000	136,046
Deuce Finco plc (United Kingdom) (EURIBOR 3 Month + 3.50%), 5.90%, 11/20/2032 (b) (d)	267,000	311,434
eDreams ODIGEO SA (Spain) 4.88%, 12/30/2030 (b)	100,000	107,821
Essendi SA (Luxembourg) 5.63%, 5/15/2032 (b)	300,000	351,586
Hilton Domestic Operating Co., Inc.
5.50%, 9/15/2031 (a)	70,000	69,729
5.88%, 3/15/2033 (a)	257,000	257,739
5.75%, 9/15/2033 (a)	98,000	97,914
5.50%, 3/31/2034 (a)	244,000	240,200
Intralot Capital Luxembourg SA (Greece) (EURIBOR 3 Month + 4.50%), 7.06%, 10/15/2031 (b) (d)	166,000	191,912
Lottomatica Group Spa (Italy)
4.88%, 1/31/2031 (b)	149,000	176,338
4.63%, 4/30/2032 (b)	125,000	145,918
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Lottomatica Group SpA (Italy) 5.38%, 6/1/2030 (b)	100,000	118,851
MGM Resorts International
5.50%, 4/15/2027	25,000	25,058
6.13%, 9/15/2029	234,000	236,867
NCL Corp. Ltd. 5.88%, 1/15/2031 (a)	223,000	213,870
Pinnacle Bidco plc (United Kingdom) 8.25%, 10/11/2028 (b)	264,000	314,003
Pioneer Opco LLC 7.00%, 5/15/2033 (a)	34,000	34,592
Punch Finance plc 7.88%, 12/30/2030 (b)	457,000	641,196
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	42,000	42,063
6.25%, 3/15/2032 (a)	25,000	25,353
6.00%, 2/1/2033 (a)	52,000	52,315
Six Flags Entertainment Corp.
6.50%, 10/1/2028	145,000	145,070
8.63%, 1/15/2032 (a)	245,000	248,450
6.63%, 5/1/2032 (a)	280,000	283,817
Station Casinos LLC 4.50%, 2/15/2028 (a)	200,000	197,969
Studio City Finance Ltd. (Macau) 5.00%, 1/15/2029 (b)	680,000	652,555
TUI Cruises GmbH (Germany) 6.25%, 4/15/2029 (b)	100,000	119,814
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	323,000	327,617
Viking Cruises Ltd. 5.88%, 10/15/2033 (a)	249,000	246,443
Wynn Macau Ltd. (Macau) 5.63%, 8/26/2028 (b)	589,000	585,325
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	105,000	104,538
6.25%, 3/15/2033 (a)	150,000	150,015
		9,397,369
Household Durables — 0.1%
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (a)	254,000	109,220
Installed Building Products, Inc. 5.63%, 2/1/2034 (a)	30,000	29,244
Newell Brands, Inc.
8.50%, 6/1/2028 (a)	50,000	52,127
6.63%, 9/15/2029	295,000	300,954
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Household Durables — continued
6.38%, 5/15/2030	40,000	40,610
6.25%, 8/15/2031 (a)	48,000	48,121
6.63%, 5/15/2032	25,000	25,575
7.50%, 4/1/2046 (i)	30,000	27,966
Somnigroup International, Inc.
4.00%, 4/15/2029 (a)	135,000	129,958
3.88%, 10/15/2031 (a)	365,000	333,888
Whirlpool Corp. 6.50%, 6/15/2033	150,000	129,660
		1,227,323
Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 2/1/2028	50,000	49,992
4.13%, 10/15/2030	355,000	336,582
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	410,000	405,649
4.38%, 3/31/2029 (a)	225,000	218,220
		1,010,443
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The) 3.95%, 7/15/2030 (a)	768,000	729,581
Constellation Energy Generation LLC 5.00%, 2/1/2031	235,000	232,752
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico) 7.25%, 1/31/2041 (a)	818,410	817,899
Orsted A/S (Denmark) (EUR Swap Annual 5 Year + 2.62%), 5.25%, 12/8/3022 (b) (d)	100,000	117,828
Saavi Energia SARL (Mexico) 8.88%, 2/10/2035 (a)	627,000	688,791
Talen Energy Supply LLC
6.13%, 5/1/2031 (a)	172,000	171,600
6.38%, 5/1/2033 (a)	313,000	309,094
6.25%, 2/1/2034 (a)	192,000	188,555
Vistra Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.74%), 7.00%, 12/15/2026 (a) (d) (e) (f)	115,000	115,568
		3,371,668
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	17

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Industrial REITs — 0.1%
SELP Finance SARL (Luxembourg) 3.75%, 1/16/2032 (b)	1,600,000	1,826,934
Insurance — 0.4%
Allianz SE (Germany) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (a) (d)	600,000	586,935
Asurion LLC 8.00%, 12/31/2032 (a)	92,000	91,523
AXA SA (France)
(EURIBOR ICE Swap Rate 5 Year + 3.60%), 5.75%, 6/2/2030 (b) (d) (e) (f) (g)	531,000	628,425
(EURIBOR 3 Month + 2.60%), 1.88%, 7/10/2042 (b) (d)	500,000	512,087
(EURIBOR 3 Month + 3.60%), 4.25%, 3/10/2043 (b) (d)	600,000	690,093
MetLife, Inc.
6.40%, 12/15/2036	1,340,000	1,350,117
9.25%, 4/8/2038 (a)	380,000	439,534
10.75%, 8/1/2039	345,000	441,201
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.82%), 5.85%, 3/15/2056 (d)	360,000	348,899
Prudential Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (d)	720,000	734,805
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (d)	200,000	198,315
		6,021,934
Interactive Media & Services — 0.1%
Meta Platforms, Inc.
5.50%, 11/15/2045	755,000	655,190
4.45%, 8/15/2052	399,000	286,341
5.40%, 8/15/2054	23,000	18,646
5.63%, 11/15/2055	132,000	110,018
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Interactive Media & Services — continued
6.30%, 5/15/2056	524,000	482,435
Snap, Inc. 6.88%, 3/1/2033 (a)	32,000	31,379
		1,584,009
IT Services — 0.4%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	224,000	223,625
Arches Buyer, Inc.
4.25%, 6/1/2028 (a)	325,000	317,873
9.00%, 8/15/2031 (a)	73,000	76,187
Atos Group (France) 8.13%, 5/21/2031 (b)	120,000	134,546
Beignet Investor LLC 6.58%, 5/30/2049 (a)	5,035,000	4,823,581
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	125,000	105,896
CoreWeave, Inc.
9.25%, 6/1/2030 (a)	219,000	203,378
9.00%, 2/1/2031 (a)	7,000	6,279
9.75%, 10/1/2031 (a)	115,000	102,836
9.63%, 7/15/2032 (a)	44,000	38,822
Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (a)	95,000	94,928
United Group BV (Slovenia)
(EURIBOR 3 Month + 3.25%), 5.76%, 1/31/2033 (b) (d)	165,000	189,555
6.38%, 5/14/2033 (a)	108,000	125,196
6.38%, 5/14/2033 (b)	100,000	115,923
		6,558,625
Leisure Products — 0.0% ^
Asmodee Group AB (Sweden) 4.25%, 12/15/2031 (b)	125,000	144,193
Machinery — 0.1%
Alstom SA (France) (EURIBOR ICE Swap Rate 5 Year + 2.93%), 5.87%, 5/29/2029 (b) (d) (e) (f)	300,000	358,041
CTEC II GmbH (Germany) 5.25%, 2/15/2030 (b)	393,000	443,585
Enpro, Inc. 6.13%, 6/1/2033 (a)	23,000	23,099
Esab Corp. 5.63%, 4/1/2031 (a)	48,000	47,567
Lsf12 Helix Parent LLC 7.13%, 2/1/2033 (a)	40,000	40,016
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Machinery — continued
Terex Corp.
5.00%, 5/15/2029 (a)	33,000	32,724
6.25%, 10/15/2032 (a)	78,000	78,725
TK Elevator Midco GmbH 4.38%, 7/15/2027 (b)	34,036	39,504
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	130,000	132,875
Wabash National Corp. 4.50%, 10/15/2028 (a)	375,000	353,515
		1,549,651
Marine Transportation — 0.1%
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (b)	518,189	524,138
Yinson Bergenia Production BV (Brazil) 8.50%, 1/31/2045 (a)	695,767	742,296
		1,266,434
Media — 0.9%
Charter Communications Operating LLC
2.25%, 1/15/2029	765,000	710,182
6.65%, 2/1/2034	2,995,000	3,011,250
7.09%, 9/1/2038 (a)	644,000	637,590
7.34%, 9/1/2041 (a)	1,454,000	1,443,443
Clear Channel Outdoor Holdings, Inc.
7.13%, 2/15/2031 (a)	208,000	214,504
7.50%, 3/15/2033 (a)	404,000	425,796
CSC Holdings LLC 6.50%, 2/1/2029 (a)	785,000	416,323
Discovery Global Holdings, Inc. 4.28%, 3/15/2032	110,000	100,650
DISH DBS Corp.
5.25%, 12/1/2026 (a)	345,000	343,792
5.75%, 12/1/2028 (a) (j)	165,000	162,563
EchoStar Corp. 6.75% (Cash), 11/30/2030 (c)	200,000	202,989
Eutelsat Communications SACA (France) 6.25%, 3/15/2033 (b)	125,000	147,298
Gray Media, Inc.
10.50%, 7/15/2029 (a)	31,000	32,706
4.75%, 10/15/2030 (a)	245,000	201,633
5.38%, 11/15/2031 (a)	140,000	108,997
7.25%, 8/15/2033 (a)	314,000	313,974
7.50%, 9/15/2034 (a)	56,000	55,936
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Media — continued
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	749,000	672,047
10.88%, 5/1/2030 (a)	170,000	119,425
7.75%, 8/15/2030 (a)	150,850	125,960
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (a)	105,000	104,680
Midcontinent Communications 8.00%, 8/15/2032 (a)	214,000	185,807
Neptune Bidco US, Inc.
9.29%, 4/15/2029 (a)	105,000	107,544
9.50%, 2/15/2033 (a)	63,000	64,685
Nexstar Media, Inc.
6.50%, 9/15/2033 (a)	591,000	593,635
7.25%, 4/15/2034 (a)	396,000	401,115
Outfront Media Capital LLC 4.63%, 3/15/2030 (a)	130,000	125,953
SES SA (Luxembourg) 3.50%, 1/14/2029 (b)	246,000	281,382
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (a)	193,000	200,625
Sirius XM Radio LLC
4.00%, 7/15/2028 (a)	600,000	585,087
5.88%, 4/15/2032 (a)	51,000	50,321
Stagwell Global LLC 5.63%, 8/15/2029 (a)	189,000	184,081
Univision Communications, Inc.
7.38%, 6/30/2030 (a)	90,000	90,338
9.38%, 8/1/2032 (a)	140,000	142,858
8.88%, 4/15/2033 (a)	68,000	67,209
Virgin Media O2 Vendor Financing Notes VII DAC (Ireland) 7.50%, 7/15/2033 (b)	100,000	79,997
VZ Secured Financing BV (Netherlands) 3.50%, 1/15/2032 (b)	200,000	211,728
VZ Vendor Financing II BV (Netherlands) 2.88%, 1/15/2029 (b)	158,000	175,586
Ziggo Bond Co. BV (Netherlands)
3.38%, 2/28/2030 (b)	310,000	311,312
6.13%, 11/15/2032 (b)	120,000	118,911
Ziggo BV (Netherlands) 2.88%, 1/15/2030 (b)	154,000	166,330
		13,696,242
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	19

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — 1.3%
Anglo American Capital plc (South Africa)
5.50%, 5/2/2033 (a)	6,825,000	6,825,068
5.25%, 3/19/2036 (a)	310,000	298,666
Celsa Opco SA (Spain) 8.25%, 12/15/2030 (b)	100,000	123,948
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	185,000	179,705
6.88%, 11/1/2029 (a)	35,000	35,502
7.50%, 9/15/2031 (a)	62,000	63,749
7.00%, 3/15/2032 (a)	19,000	19,167
Commercial Metals Co. 5.75%, 11/15/2033 (a)	48,000	47,249
Constellium SE 5.38%, 8/15/2032 (b)	190,000	227,574
Eramet SA (France) 6.50%, 11/30/2029 (b)	100,000	116,018
Freeport-McMoRan, Inc. 4.25%, 3/1/2030	1,163,000	1,135,705
Glencore Funding LLC (Australia)
6.38%, 10/6/2030 (a)	4,751,000	4,956,063
5.63%, 4/4/2034 (a)	2,237,000	2,246,546
5.67%, 4/1/2035 (a)	1,280,000	1,284,710
Indonesia Asahan Aluminium PT (Indonesia) 5.45%, 5/15/2030 (a)	830,000	829,187
Novelis Corp. 6.88%, 1/30/2030 (a)	23,000	23,633
Novelis Sheet Ingot GmbH 3.38%, 4/15/2029 (b)	826,000	946,416
Vale Overseas Ltd. (Brazil) 6.40%, 6/28/2054	1,085,000	1,067,966
		20,426,872
Multi-Utilities — 0.7%
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (d)	140,000	145,606
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (d)	1,370,000	1,393,818
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Multi-Utilities — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (d)	1,247,000	1,251,942
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.00%, 2/15/2056 (d)	1,801,000	1,786,308
NGG Finance plc (United Kingdom) (EUR Swap Annual 5 Year + 2.53%), 2.13%, 9/5/2082 (b) (d)	718,000	821,552
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (d)	691,000	710,098
San Diego Gas & Electric Co.
Series DDDD, 5.20%, 3/15/2036	445,000	430,707
Series UUU, 3.32%, 4/15/2050	200,000	128,887
Sempra
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.79%), 6.88%, 10/1/2054 (d)	680,000	691,291
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.38%, 4/1/2056 (d)	274,000	274,585
Southern Co. Gas Capital Corp. Series 20-A, 1.75%, 1/15/2031	482,000	420,425
Veolia Environnement SA (France)
(EURIBOR ICE Swap Rate 5 Year + 2.15%), 1.63%, 9/12/2027 (b) (d) (e) (f)	900,000	1,043,908
(EUR Swap Annual 5 Year + 2.82%), 5.99%, 11/22/2028 (b) (d) (e) (f)	300,000	361,783
(EUR Swap Annual 5 Year + 2.84%), 2.50%, 1/20/2029 (b) (d) (e) (f)	300,000	333,612
(EURIBOR ICE Swap Rate 5 Year + 2.05%), 4.37%, 5/20/2030 (b) (d) (e) (f)	400,000	463,112
		10,257,634
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — 4.0%
AI Candelaria -spain- SA (Colombia) 5.75%, 6/15/2033 (b)	642,000	592,887
Aker BP ASA (Norway) 5.25%, 10/30/2035 (a)	2,368,000	2,287,158
Antero Midstream Partners LP
5.38%, 6/15/2029 (a)	130,000	129,987
5.75%, 10/15/2033 (a)	48,000	47,387
Ascent Resources Utica Holdings LLC 6.63%, 10/15/2032 (a)	25,000	25,232
Azule Energy Finance plc (Angola) 8.25%, 1/22/2031 (b)	630,000	640,943
Blue Racer Midstream LLC
7.00%, 7/15/2029 (a)	55,000	56,486
7.25%, 7/15/2032 (a)	175,000	180,916
BP Capital Markets America, Inc. 4.81%, 2/13/2033	2,050,000	2,008,414
Buckeye Partners LP 6.75%, 2/1/2030 (a)	336,000	345,634
Caturus Energy LLC 7.13%, 5/15/2031 (a)	46,000	46,060
Cheniere Energy Partners LP
4.50%, 10/1/2029	2,380,000	2,351,851
5.95%, 6/30/2033	1,625,000	1,672,160
5.75%, 8/15/2034	2,255,000	2,285,761
5.55%, 10/30/2035	1,045,000	1,040,708
Chevron USA, Inc. 2.34%, 8/12/2050	200,000	109,264
Chord Energy Corp.
6.00%, 10/1/2030 (a)	34,000	34,408
6.75%, 3/15/2033 (a)	179,000	183,026
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (a)	2,455,000	2,525,596
6.04%, 11/15/2033 (a)	8,385,000	8,656,470
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	330,000	327,293
Crescent Energy Finance LLC
7.63%, 4/1/2032 (a)	140,000	143,960
7.88%, 4/15/2032 (a)	435,000	449,512
7.38%, 1/15/2033 (a)	75,000	76,608
8.38%, 1/15/2034 (a)	45,000	47,494
Devon Energy Corp. 5.40%, 2/15/2035 (a)	2,309,000	2,292,881
Diamondback Energy, Inc. 5.75%, 4/18/2054	1,545,000	1,460,307
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
Ecopetrol SA (Colombia)
6.88%, 4/29/2030	630,000	640,351
8.88%, 1/13/2033	220,000	237,765
7.38%, 9/18/2043	550,000	531,520
Enbridge, Inc. (Canada)
Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.25%, 1/15/2084 (d)	3,034,000	3,197,448
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (d)	123,000	138,724
Energy Transfer LP
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (d)	1,270,000	1,331,034
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.50%, 2/15/2056 (d)	1,705,000	1,711,353
Eni SpA (Italy)
4.25%, 5/9/2029 (a)	910,000	896,644
(EURIBOR ICE Swap Rate 5 Year + 1.64%), 4.13%, 1/19/2032 (b) (d) (e) (f)	1,350,000	1,530,707
5.75%, 5/19/2035 (a)	3,660,000	3,684,612
5.95%, 5/15/2054 (a)	200,000	190,925
EQT Corp. 4.75%, 1/15/2031	169,000	166,060
Esentia Energy Development SAB de CV (Mexico) 6.50%, 7/30/2038 (a)	419,000	405,248
Expand Energy Corp.
5.38%, 3/15/2030	1,390,000	1,394,833
4.75%, 2/1/2032	75,000	72,592
Genesis Energy LP
8.25%, 1/15/2029	25,000	25,750
8.00%, 5/15/2033	29,000	30,423
6.75%, 3/15/2034	59,000	59,401
Greenko Power II Ltd. (India) 4.30%, 12/13/2028 (a)	583,328	560,652
Greenko Wind Projects Mauritius Ltd. (India) 7.25%, 9/27/2028 (b)	650,100	657,622
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	191,000	194,524
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	21

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Harvest Midstream I LP 6.75%, 5/15/2034 (a)	40,000	40,590
Hess Midstream Operations LP 5.88%, 3/1/2028 (a)	27,000	27,245
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	40,000	40,056
Howard Midstream Energy Partners LLC
7.38%, 7/15/2032 (a)	130,000	134,230
6.63%, 1/15/2035 (a)	50,000	50,254
Infinity Natural Resources LLC 7.63%, 4/1/2031 (a)	115,000	116,524
KazMunayGas National Co. JSC (Kazakhstan)
5.75%, 4/19/2047 (b)	998,000	906,444
6.38%, 10/24/2048 (b)	562,000	543,297
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	25,000	25,125
Magnolia Oil & Gas Operating LLC 6.63%, 8/15/2034 (a)	30,000	30,340
Matador Resources Co.
6.50%, 4/15/2032 (a)	100,000	101,044
6.25%, 4/15/2033 (a)	152,000	151,992
6.00%, 4/15/2034 (a)	56,000	54,851
Medco Cypress Tree Pte. Ltd. (Indonesia) 8.63%, 5/19/2030 (b)	610,000	634,400
NGL Energy Operating LLC 8.13%, 2/15/2029 (a)	145,000	149,581
NuStar Logistics LP 5.63%, 4/28/2027	40,000	40,147
ORLEN SA (Poland) 6.00%, 1/30/2035 (b)	230,000	234,027
Permian Resources Operating LLC
7.00%, 1/15/2032 (a)	75,000	77,489
6.25%, 2/1/2033 (a)	331,000	336,096
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (b)	752,817	734,938
Petroleos Mexicanos (Mexico)
6.70%, 2/16/2032	320,000	321,760
10.00%, 2/7/2033	310,000	361,987
6.95%, 1/28/2060	1,066,000	874,120
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	75,000	77,531
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
Repsol Europe Finance Sarl (Spain) (EURIBOR ICE Swap Rate 5 Year + 1.75%), 4.20%, 11/19/2031 (b) (d) (e) (f)	600,000	681,449
Rockies Express Pipeline LLC 6.75%, 3/15/2033 (a)	96,000	97,910
Santos Finance Ltd. (Australia) 5.75%, 11/13/2035 (a)	1,809,000	1,783,490
SM Energy Co.
6.63%, 1/15/2027	245,000	245,013
6.75%, 8/1/2029 (a)	34,000	34,765
8.75%, 7/1/2031 (a)	65,000	68,000
7.00%, 8/1/2032 (a)	31,000	31,700
9.63%, 6/15/2033 (a)	32,000	35,274
6.63%, 4/15/2034 (a)	82,000	82,524
Sunoco LP
5.63%, 3/15/2031 (a)	320,000	317,827
5.38%, 7/15/2031 (a)	51,000	50,307
Tallgrass Energy Partners LP
7.38%, 2/15/2029 (a)	260,000	267,213
6.00%, 12/31/2030 (a)	250,000	250,095
6.00%, 9/1/2031 (a)	65,000	64,273
6.75%, 3/15/2034 (a)	166,000	167,297
TotalEnergies Capital International SA (France) 3.13%, 5/29/2050	310,000	199,479
TotalEnergies Capital SA (France) 5.28%, 9/10/2054	300,000	271,043
TotalEnergies SE (France) (EURIBOR ICE Swap Rate 5 Year + 1.35%), 3.79%, 2/26/2031 (b) (d) (e) (f)	1,350,000	1,525,170
TransCanada PipeLines Ltd. (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.25%), 6.13%, 10/17/2056 (d)	1,364,000	1,363,717
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.12%), 6.38%, 10/17/2056 (d)	180,000	179,571
Validus Energy II Midcon LLC 8.00%, 8/1/2031 (a)	120,000	120,907
Venture Global Calcasieu Pass LLC 6.00%, 5/1/2036 (a)	21,000	20,912
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Venture Global LNG, Inc.
9.50%, 2/1/2029 (a)	101,000	108,632
7.00%, 1/15/2030 (a)	194,000	199,667
9.88%, 2/1/2032 (a)	234,000	249,459
6.38%, 12/15/2034 (a)	34,000	33,744
6.63%, 6/15/2036 (a)	34,000	34,138
Wintershall Dea Finance 2 BV (Germany)
Series NC8, (EUR Swap Annual 5 Year + 3.32%), 3.00%, 7/20/2028 (b) (d) (e) (f)	300,000	339,606
(EURIBOR ICE Swap Rate 5 Year + 3.94%), 6.12%, 5/8/2030 (b) (d) (e) (f)	125,000	150,550
		62,714,391
Paper & Forest Products — 0.1%
Stora Enso OYJ (Finland) (EURIBOR ICE Swap Rate 5 Year + 2.84%), 5.63%, 3/17/2029 (b) (d) (e) (f)	293,000	346,394
Suzano Austria GmbH (Brazil) 6.00%, 1/15/2029	1,200,000	1,214,214
		1,560,608
Passenger Airlines — 0.0% ^
American Airlines, Inc. 5.75%, 4/20/2029 (a)	183,333	183,199
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	364,000	312,568
United Airlines Holdings, Inc. 4.88%, 3/1/2029	75,000	73,899
		569,666
Personal Care Products — 0.0% ^
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	130,000	129,936
4.13%, 4/1/2029 (a)	165,000	159,874
Perrigo Finance Unlimited Co.
5.38%, 9/30/2032	145,000	164,640
6.13%, 9/30/2032	24,000	23,544
		477,994
Pharmaceuticals — 0.5%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	570,000	593,362
Bausch Health Cos., Inc. (Canada)
4.88%, 6/1/2028 (a)	288,000	274,622
6.25%, 2/15/2029 (a)	140,000	115,500
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pharmaceuticals — continued
Bayer AG (Germany) Series NC5, (EUR Swap Annual 5 Year + 3.43%), 6.63%, 9/25/2083 (b) (d)	1,400,000	1,699,711
Bristol-Myers Squibb Co. 5.55%, 2/22/2054	1,363,000	1,265,669
Cheplapharm Arzneimittel GmbH (Germany)
7.50%, 5/15/2030 (b)	331,000	395,638
7.13%, 6/15/2031 (b)	123,000	144,497
Dolcetto Holdco SpA (Italy) 5.63%, 7/14/2032 (b)	150,000	175,283
Endo Finance Holdings LP 8.50%, 4/15/2031 (a)	16,000	16,867
LSF12 Pillar Investments US, Inc. 5.75%, 5/15/2033 (b)	225,000	257,832
Merck & Co., Inc. 5.55%, 12/4/2055	900,000	841,390
Neopharmed Gentili SpA (Italy) (EURIBOR 3 Month + 3.25%), 5.54%, 6/29/2033 (b) (d)	266,000	309,948
Nidda Healthcare Holding GmbH (Germany)
5.38%, 10/23/2030 (b)	265,000	309,283
(EURIBOR 3 Month + 3.25%), 5.76%, 10/15/2032 (b) (d)	232,000	269,448
Organon & Co.
2.88%, 4/30/2028 (b)	300,000	345,365
4.13%, 4/30/2028 (a)	310,000	306,900
5.13%, 4/30/2031 (a)	310,000	309,779
Rossini SARL (Italy) 6.75%, 12/31/2029 (b)	419,000	503,852
		8,134,946
Real Estate Management & Development — 0.1%
Anywhere Real Estate Group LLC
5.25%, 4/15/2030 (a)	425,000	411,485
9.75%, 4/15/2030 (a)	60,000	64,286
Aroundtown Finance Sarl (Germany) (EURIBOR ICE Swap Rate 5 Year + 3.04%), 5.13%, 7/3/2031 (b) (d) (e) (f)	200,000	217,102
Aroundtown Finance SARL (Germany) (EURIBOR ICE Swap Rate 5 Year + 2.35%), 5.00%, 4/16/2029 (d) (e) (f)	325,000	370,076
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	23

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Real Estate Management & Development — continued
Aroundtown SA (Germany) 3.50%, 5/13/2030 (b)	200,000	225,493
CPI Property Group SA (Czech Republic) 1.75%, 1/14/2030 (b)	173,000	174,688
Heimstaden Bostad AB (Sweden) (EURIBOR ICE Swap Rate 5 Year + 2.53%), 5.00%, 1/19/2031 (b) (d) (e) (f)	100,000	113,128
New Immo Holding SA (France)
3.25%, 7/23/2027 (b)	100,000	115,484
4.88%, 12/8/2028 (b)	400,000	464,762
		2,156,504
Retail REITs — 0.0% ^
NNN REIT, Inc. 5.50%, 6/15/2034	280,000	279,882
Regency Centers LP 2.95%, 9/15/2029	320,000	302,589
		582,471
Semiconductors & Semiconductor Equipment — 0.7%
Amkor Technology, Inc. 5.88%, 10/1/2033 (a)	513,000	504,119
ams-OSRAM AG (Austria) 7.25%, 5/31/2032 (b)	150,000	179,194
Entegris, Inc.
4.38%, 4/15/2028 (a)	60,000	59,279
5.95%, 6/15/2030 (a)	945,000	953,546
Foundry JV Holdco LLC
5.50%, 1/25/2031 (a)	550,000	554,631
6.25%, 1/25/2035 (a)	2,480,000	2,554,565
6.10%, 1/25/2036 (a)	3,010,000	3,068,662
6.20%, 1/25/2037 (a)	458,000	469,235
Kioxia Holdings Corp. (Japan) 6.25%, 7/24/2030 (a)	200,000	204,489
Marvell Technology, Inc. 5.45%, 7/15/2035	1,153,000	1,134,419
MKS, Inc. 4.25%, 2/15/2034 (b)	125,000	140,838
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	43,000	41,970
Qnity Electronics, Inc. 6.25%, 8/15/2033 (a)	250,000	251,650
Synaptics, Inc. 4.00%, 6/15/2029 (a)	95,000	93,655
		10,210,252
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Software — 0.4%
AthenaHealth Group, Inc.
6.50%, 2/15/2030 (a)	340,000	332,292
7.50%, 2/15/2032 (a)	50,000	51,501
Elastic NV 4.13%, 7/15/2029 (a)	215,000	206,954
Fair Isaac Corp. 6.00%, 5/15/2033 (a)	42,000	41,315
NCR Voyix Corp. 5.00%, 10/1/2028 (a)	95,000	93,365
OAK-Eagle Acquireco, Inc.
6.25%, 7/1/2033 (b)	125,000	151,702
7.25%, 7/1/2033 (a)	81,000	84,233
8.75%, 7/1/2034 (a)	91,000	96,580
Oracle Corp.
5.70%, 2/4/2036	52,000	48,081
6.55%, 2/4/2046	897,000	801,430
4.00%, 7/15/2046	135,000	86,570
4.00%, 11/15/2047	10,000	6,275
3.60%, 4/1/2050	5,000	2,902
3.95%, 3/25/2051	260,000	157,698
5.38%, 9/27/2054	799,000	584,719
6.00%, 8/3/2055	291,000	234,432
6.70%, 2/4/2056	1,359,000	1,196,965
6.85%, 2/4/2066	820,000	719,969
RingCentral, Inc. 8.50%, 8/15/2030 (a)	411,000	424,261
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	75,000	75,031
6.50%, 6/1/2032 (a)	775,000	785,134
Synopsys, Inc. 5.70%, 4/1/2055	269,000	249,035
		6,430,444
Specialized REITs — 0.1%
Crown Castle, Inc. 4.80%, 9/1/2028	740,000	739,114
Iron Mountain, Inc.
5.25%, 3/15/2028 (a)	105,000	104,719
5.00%, 7/15/2028 (a)	35,000	34,702
4.88%, 9/15/2029 (a)	160,000	156,513
Millrose Properties, Inc. 6.38%, 8/1/2030 (a)	165,000	167,295
		1,202,343
Specialty Retail — 0.2%
Agrifarma SpA (Italy) 4.50%, 10/31/2028 (b)	400,000	465,685
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — continued
Asbury Automotive Group, Inc.
4.63%, 11/15/2029 (a)	202,000	196,571
4.75%, 3/1/2030	100,000	97,458
Dufry One BV (Switzerland) 4.50%, 5/23/2032 (b)	125,000	145,712
Escrow Rite Aid 0.00%, 12/31/2049 ‡	14,602	—
Fressnapf Holding SE (Germany) 5.25%, 10/31/2031 (b)	170,000	200,727
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	50,000	47,279
Group 1 Automotive, Inc. 6.38%, 1/15/2030 (a)	21,000	21,188
Lithia Motors, Inc. 5.50%, 10/1/2030 (a)	26,000	25,813
Molins Finance SA (Spain) 5.50%, 6/15/2033 (b)	150,000	178,144
Petco Health & Wellness Co., Inc. 8.25%, 2/1/2031 (a)	212,000	215,409
PetSmart LLC 7.50%, 9/15/2032 (a)	500,000	504,811
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	265,000	258,947
Staples, Inc.
10.75%, 9/1/2029 (a)	635,000	610,062
12.75%, 1/15/2030 (a)	20,145	16,047
		2,983,853
Technology Hardware, Storage & Peripherals — 0.0% ^
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	394,000	411,157
Seagate Data Storage Technology Pte. Ltd. 5.75%, 12/1/2034	105,000	104,324
Xerox Corp. 10.25%, 10/15/2030 (a)	100,000	87,500
		602,981
Textiles, Apparel & Luxury Goods — 0.1%
Beach Acquisition Bidco LLC 5.25%, 7/15/2032 (b)	260,000	302,833
Birkenstock Group BV & Co. KG (Germany) 4.50%, 6/15/2033 (b)	160,000	185,690
CT Investment GmbH (Germany) 6.38%, 4/15/2030 (b)	303,000	361,395
VF Corp.
0.25%, 2/25/2028	200,000	219,871
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Textiles, Apparel & Luxury Goods — continued
4.25%, 3/7/2029	266,000	308,827
2.95%, 4/23/2030	178,000	161,644
		1,540,260
Tobacco — 0.3%
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	2,710,000	2,609,983
7.08%, 8/2/2043	1,690,000	1,819,686
		4,429,669
Trading Companies & Distributors — 0.1%
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	65,000	66,366
8.63%, 5/15/2032 (a)	65,000	67,591
8.00%, 3/15/2033 (a)	25,000	25,650
7.13%, 7/1/2034 (a)	60,000	59,049
Herc Holdings, Inc. 7.00%, 6/15/2030 (a)	454,000	469,642
QXO Building Products, Inc.
6.50%, 7/15/2031 (a)	119,000	120,344
6.75%, 4/30/2032 (a)	125,000	127,853
6.88%, 7/15/2034 (a)	139,000	140,652
Rexel SA (France)
2.13%, 12/15/2028 (b)	100,000	112,703
4.00%, 9/15/2030 (b)	125,000	145,727
United Rentals North America, Inc.
5.38%, 11/15/2033 (a)	232,000	225,935
6.13%, 3/15/2034 (a)	215,000	218,497
WESCO Distribution, Inc.
6.38%, 3/15/2029 (a)	208,000	211,192
5.25%, 4/15/2031 (a)	44,000	43,267
6.63%, 3/15/2032 (a)	25,000	25,571
6.38%, 3/15/2033 (a)	43,000	43,663
		2,103,702
Transportation Infrastructure — 0.1%
Abertis Infraestructuras Finance BV (Spain)
(EURIBOR ICE Swap Rate 5 Year + 2.62%), 4.87%, 11/28/2029 (b) (d) (e) (f)	500,000	584,369
(EURIBOR ICE Swap Rate 5 Year + 2.35%), 4.75%, 11/23/2030 (b) (d) (e) (f)	200,000	231,381
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	25

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Transportation Infrastructure — continued
Mundys SpA (Italy)
1.88%, 2/12/2028 (b)	370,000	419,255
4.38%, 1/12/2032 (b)	100,000	115,875
		1,350,880
Wireless Telecommunication Services — 0.7%
Altice France Lux 3 (Luxembourg) 10.00%, 1/15/2033 (a)	102,947	100,272
Digicel International Finance Ltd. (Jamaica) 8.63%, 8/1/2032 (a)	802,000	833,398
Iliad Holding SAS (France)
5.63%, 10/15/2028 (b)	644,000	749,052
5.38%, 4/15/2030 (b)	100,000	118,565
6.88%, 4/15/2031 (b)	364,000	442,468
PLT VII Finance Sarl (Luxembourg) (EURIBOR 3 Month + 2.75%), 5.07%, 6/15/2031 (b) (d)	266,000	309,544
PLT VII Finance SARL (Luxembourg) 6.00%, 6/15/2031 (b)	302,000	357,022
SES Financing Sarl (Luxembourg) (EURIBOR ICE Swap Rate 5 Year + 4.92%), 7.38%, 3/24/2031 (b) (d) (e) (f)	150,000	166,265
SoftBank Group Corp. (Japan) 5.00%, 4/15/2028 (b)	200,000	234,537
Telefonica Europe BV (Spain)
(EUR Swap Annual 8 Year + 2.62%), 2.38%, 2/12/2029 (b) (d) (e) (f)	300,000	330,817
(EUR Swap Annual 7 Year + 3.35%), 6.14%, 2/3/2030 (b) (d) (e) (f)	700,000	849,547
(EURIBOR ICE Swap Rate 8 Year + 3.62%), 6.75%, 6/7/2031 (b) (d) (e) (f)	300,000	375,458
(EURIBOR ICE Swap Rate 8 Year + 3.12%), 5.75%, 1/15/2032 (b) (d) (e) (f)	200,000	240,007
T-Mobile USA, Inc.
3.38%, 4/15/2029	1,460,000	1,407,672
2.25%, 11/15/2031	2,586,000	2,239,140
Turkcell Iletisim Hizmetleri A/S (Turkey) 7.45%, 1/24/2030 (b)	620,000	634,731
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Wireless Telecommunication Services — continued
Vmed O2 UK Financing I plc (United Kingdom)
3.25%, 1/31/2031 (b)	100,000	97,383
5.63%, 4/15/2032 (b)	200,000	198,001
Vodafone Group plc (United Kingdom)
(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/3/2078 (b) (d)	400,000	467,694
(EUR Swap Annual 5 Year + 3.48%), 3.00%, 8/27/2080 (b) (d)	500,000	550,706
(EUR Swap Annual 5 Year + 3.49%), 6.50%, 8/30/2084 (b) (d)	620,000	760,949
		11,463,228
Total Corporate Bonds (Cost $636,993,782)		630,825,968
Mortgage-Backed Securities — 11.7%
FHLMC Gold Pools, Other Pool # WN2492, 4.93%, 6/1/2028	858,442	859,226
FHLMC UMBS, 30 Year Pool # SD8342, 5.50%, 7/1/2053	2,348,632	2,340,870
FNMA UMBS, 30 Year
Pool # MA4783, 4.00%, 10/1/2052	9,135,619	8,404,530
Pool # FS8290, 5.50%, 9/1/2053	10,710,550	10,719,969
Pool # FS8365, 5.50%, 6/1/2054	2,742,735	2,725,998
FNMA, Other
Pool # BS9065, 4.62%, 7/1/2028	1,600,000	1,595,774
Pool # BF0263, 3.50%, 5/1/2058	807,778	714,791
GNMA II Pool # MB1150, ARM, 3.50%, 5/20/2056 (h)	2,387,755	2,261,448
GNMA II, 30 Year
Pool # MA8200, 4.00%, 8/20/2052	30,768,284	28,313,173
Pool # 787892, 5.50%, 2/20/2055	3,270,438	3,283,760
Pool # MB1345, 6.00%, 8/20/2056	23,000,000	23,349,309
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
GNMA II, Single Family, 30 Year
TBA, 5.00%, 9/15/2056 (k)	47,537,000	46,023,243
TBA, 5.50%, 9/15/2056 (k)	52,800,000	52,424,556
Total Mortgage-Backed Securities (Cost $184,422,688)		183,016,647
Collateralized Mortgage Obligations — 10.3%
Alternative Loan Trust
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	64,086	63,505
Series 2004-28CB, Class 2A4, 5.75%, 1/25/2035	113,210	107,705
Series 2004-28CB, Class 3A1, 6.00%, 1/25/2035	260,011	234,025
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	495,417	369,813
American Home Mortgage Assets Trust Series 2006-6, Class A1A, 3.97%, 12/25/2046 (h)	675,970	587,164
Anchor Mortgage Trust Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (a) (i)	300,000	298,653
Angel Oak Mortgage Trust
Series 2019-5, Class A1, 2.59%, 10/25/2049 (a) (h)	106,029	105,387
Series 2020-1, Class A1, 2.47%, 12/25/2059 (a) (h)	52,964	52,056
Series 2021-3, Class A1, 1.07%, 5/25/2066 (a) (h)	1,836,587	1,579,466
Series 2021-3, Class A2, 1.31%, 5/25/2066 (a) (h)	1,377,645	1,193,516
Aspire Mortgage Trust Series 2026-5, Class A1A, 5.55%, 8/25/2066 (a) (i)	3,764,000	3,749,051
Banc of America Alternative Loan Trust Series 2006-2, Class 7A1, 6.00%, 3/25/2021	19,469	15,101
Banc of America Funding Trust Series 2006-A, Class 1A1, 5.58%, 2/20/2036 (h)	89,215	85,190
Banc of America Mortgage Trust Series 2004-A, Class 2A2, 5.24%, 2/25/2034 (h)	60,414	59,610
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Bayview Opportunity Master Fund VII Trust Series 2026-1, Class A1A, 5.52%, 7/25/2056 (a) (i)	2,209,243	2,196,687
Center Street Lending Resi-Investor ABS Mortgage Trust Series 2026-RTL1, Class A1, 5.38%, 12/25/2030 (a) (i)	580,000	573,967
Citigroup Mortgage Loan Trust Series 2005-9, Class 2A2, 5.50%, 11/25/2035	699	483
COLT Trust Series 2021-RPL1, Class A1, 1.67%, 9/25/2061 (a) (h)	966,011	883,502
Connecticut Avenue Securities Trust
Series 2019-HRP1, Class B1, 13.01%, 11/25/2039 (a) (h)	5,361,623	5,458,449
Series 2026-R04, Class 2M2, 5.14%, 7/25/2046 (a) (h)	2,200,000	2,200,682
CSMC Mortgage-Backed Trust Series 2007-2, Class 3A13, 5.50%, 3/25/2037	220,163	94,144
Deephaven Residential Mortgage Trust
Series 2022-2, Class A1, 5.30%, 3/25/2067 (a) (h)	473,829	455,577
Series 2026-INV3, Class A1, 5.47%, 6/25/2071 (a) (h)	1,682,337	1,672,827
FHLMC STACR REMIC Trust
Series 2022-DNA3, Class M1B, 6.54%, 4/25/2042 (a) (h)	580,000	586,622
Series 2023-HQA2, Class M1B, 6.99%, 6/25/2043 (a) (h)	1,700,000	1,753,344
Series 2023-HQA2, Class M2, 7.49%, 6/25/2043 (a) (h)	1,700,000	1,768,000
FHLMC, REMIC
Series 4043, Class PI, IO, 2.50%, 5/15/2027	114,133	733
Series 4086, Class AI, IO, 3.50%, 7/15/2027	20,738	128
Series 4120, Class UI, IO, 3.00%, 10/15/2027	82,429	835
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	27

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 4216, Class MI, IO, 3.00%, 6/15/2028	42,984	578
Series 5616, Class GB, 4.15%, 12/15/2032	6,189,728	5,982,882
Series 5616, Class GL, 4.05%, 1/15/2033	4,422,520	4,265,436
Series 4178, Class BI, IO, 3.00%, 3/15/2033	363,425	21,943
Series 5700, Class GB, 4.75%, 9/15/2033	3,800,000	3,746,855
Series 2936, Class AS, IF, IO, 2.35%, 2/15/2035 (h)	67,962	3,517
Series 4018, Class HI, IO, 4.50%, 3/15/2041	212,014	4,211
Series 4073, Class IQ, IO, 4.00%, 7/15/2042	366,181	46,132
Series 4173, Class I, IO, 4.00%, 3/15/2043	1,199,248	168,991
Series 4305, Class SK, IF, IO, 2.85%, 2/15/2044 (h)	562,214	66,148
Series 4612, Class QI, IO, 3.50%, 5/15/2044	1,288,385	102,262
Series 4687, Class SG, IF, IO, 2.40%, 1/15/2047 (h)	1,805,752	165,426
Series 4681, Class SD, IF, IO, 2.40%, 5/15/2047 (h)	4,209,487	388,448
Series 5023, Class MI, IO, 3.00%, 10/25/2050	2,882,356	453,624
FNMA, REMIC
Series 2012-109, Class WI, IO, 2.50%, 10/25/2027	88,909	950
Series 2012-149, Class MI, IO, 3.00%, 1/25/2028	64,179	702
Series 2003-130, Class NS, IF, IO, 3.24%, 1/25/2034 (h)	217,567	15,619
Series 2005-67, Class SI, IF, IO, 2.94%, 8/25/2035 (h)	178,971	8,241
Series 2005-69, Class AS, IF, IO, 2.94%, 8/25/2035 (h)	38,077	3,162
Series 2006-24, Class QS, IF, IO, 3.44%, 4/25/2036 (h)	153,808	12,919
Series 2010-68, Class SJ, IF, IO, 2.79%, 7/25/2040 (h)	126,125	10,964
Series 2016-39, Class LS, IF, IO, 2.24%, 7/25/2046 (h)	1,636,209	141,686
Series 2016-74, Class GS, IF, IO, 2.24%, 10/25/2046 (h)	791,487	64,362
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2017-6, Class SB, IF, IO, 2.29%, 2/25/2047 (h)	1,070,539	95,284
Series 2025-98, Class UZ, 6.00%, 8/25/2054	359,497	356,858
Series 2025-106, Class UZ, 5.50%, 12/25/2055	1,339,457	1,296,764
GCAT Trust
Series 2020-NQM1, Class A1, 3.25%, 1/25/2060 (a) (i)	40,499	40,227
Series 2021-NQM2, Class A1, 1.04%, 5/25/2066 (a) (h)	1,637,738	1,422,467
Series 2021-NQM4, Class A1, 1.09%, 8/25/2066 (a) (h)	1,342,075	1,119,378
GNMA
Series 2014-36, Class WY, 2.00%, 3/16/2044	810,000	627,777
Series 2014-181, Class SL, IF, IO, 1.83%, 12/20/2044 (h)	1,140,950	77,693
Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	11,382,816	1,648,035
Series 2021-78, Class IB, IO, 3.00%, 5/20/2051	3,687,498	617,476
Series 2021-107, Class XI, IO, 3.00%, 6/20/2051	4,008,428	639,488
Series 2025-156, Class PA, 6.50%, 9/20/2055	1,314,418	1,311,619
Series 2025-211, Class UZ, 5.50%, 12/20/2055	1,648,037	1,617,709
Series 2025-211, Class CP, 6.50%, 12/20/2055	2,612,421	2,588,784
Series 2015-H13, Class GI, IO, 1.56%, 4/20/2065 (h)	153,243	4,435
Series 2026-H15, IO, 1.11%, 10/20/2075 (h)	9,069,141	690,785
GS Mortgage-Backed Securities Trust
Series 2025-PJ6, Class A1, 6.00%, 11/25/2055 (a) (h)	478,451	478,507
Series 2025-PJ7, Class A1, 6.00%, 12/25/2055 (a) (h)	886,210	886,314
Series 2025-PJ9, Class A1, 6.00%, 3/25/2056 (a) (h)	2,524,379	2,524,675
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
GSR Mortgage Loan Trust Series 2004-15F, Class 1A2, 5.50%, 12/25/2034	268,762	198,628
IndyMac INDX Mortgage Loan Trust Series 2005-AR10, Class A1, 4.30%, 6/25/2035 (h)	467,665	365,194
JPMorgan Mortgage Trust Series 2006-S2, Class 1A19, 6.00%, 7/25/2036	270,867	107,579
Lehman Mortgage Trust Series 2005-2, Class 2A5, 5.50%, 12/25/2035	196,789	101,481
LHOME Mortgage Trust
Series 2024-RTL4, Class A1, 5.92%, 7/25/2039 (a) (i)	710,862	710,775
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (a) (i)	697,000	697,179
Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (a) (h)	400,000	400,067
MASTR Alternative Loan Trust Series 2004-12, Class 3A1, 6.00%, 12/25/2034	366,014	363,273
MFA Trust
Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (a) (i)	1,296,370	1,297,966
Series 2025-NQM5, Class A1A, 5.19%, 11/25/2070 (a) (i)	1,245,142	1,231,822
Morgan Stanley Mortgage Loan Trust
Series 2004-4, Class 2A, 6.19%, 9/25/2034 (h)	74,514	71,737
Series 2004-9, Class 1A, 5.31%, 11/25/2034 (h)	41,305	40,274
New Residential Mortgage Loan Trust
Series 2018-3A, Class A1C, 3.00%, 5/25/2058 (a) (h)	434,256	400,541
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (a) (h)	758,805	719,363
Series 2020-NQM1, Class A1, 2.46%, 1/26/2060 (a) (h)	357,347	333,177
Series 2025-NQM7, Class A1A, 5.01%, 10/26/2065 (a) (i)	1,009,816	995,974
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2026-NQM1, Class A1A, 4.82%, 11/25/2065 (a) (i)	948,405	933,900
Series 2026-NQM2, Class M1, 5.48%, 12/25/2065 (a) (h)	300,000	293,655
Series 2026-NQM4, Class A1A, 5.00%, 2/25/2066 (a) (i)	2,017,469	1,987,170
Series 2026-NQM5, Class A1, 5.18%, 4/25/2066 (a) (h)	3,102,393	3,066,138
Series 2026-NQM6, Class A1, 5.29%, 5/25/2066 (a) (h)	3,234,620	3,202,913
Series 2026-NQM7, Class A1, 5.42%, 6/25/2066 (a) (h)	2,242,379	2,225,387
Series 2026-NQM8, Class A1A, 5.56%, 8/25/2066 (a) (i)	970,212	966,978
NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A, 6.55%, 3/25/2032 (a) (i)	2,325,577	2,307,759
NRZT Series 2025-NQM6, Class A1, 5.09%, 10/25/2065 (a) (h)	832,555	822,500
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (a) (i)	227,678	227,602
OBX Trust
Series 2026-INV3, Class A1, 6.00%, 4/25/2056 (a) (h)	1,868,966	1,880,399
Series 2026-INV4, Class A1, 6.00%, 5/25/2056 (a) (h)	3,644,793	3,657,429
Series 2026-INV5, Class A1, 6.00%, 8/25/2056 (a) (h)	3,682,680	3,706,128
Series 2025-NQM2, Class A1, 5.60%, 11/25/2064 (a) (i)	1,037,157	1,036,606
Series 2025-NQM10, Class A1, 5.45%, 5/25/2065 (a) (i)	716,212	715,035
Series 2026-NQM2, Class A1A, 4.82%, 12/1/2065 (a) (i)	1,731,620	1,702,745
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	29

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2026-NQM2, Class A1B, 4.82%, 12/1/2065 (a) (i)	574,120	563,284
Series 2026-NQM7, Class A1, 5.22%, 4/25/2066 (a) (h)	1,934,026	1,914,103
Series 2026-NQM6, Class A1A, 5.06%, 4/26/2066 (a) (i)	1,873,332	1,849,597
Series 2026-NQM13, Class A1A, 5.64%, 7/1/2066 (a) (i) (k)	2,500,000	2,491,806
PMT Loan Trust
Series 2025-J1, Class A1, 6.00%, 4/25/2055 (a) (h)	3,068,517	3,065,040
Series 2025-INV5, Class A2, 6.00%, 5/25/2056 (a) (h)	1,207,345	1,215,032
Series 2025-INV6, Class A2, 6.00%, 6/25/2056 (a) (h)	1,723,474	1,726,864
Series 2026-INV2, Class A2, 5.50%, 1/25/2057 (a) (h)	3,835,895	3,770,417
Series 2026-INV3, Class A1, 6.00%, 2/25/2057 (a) (h)	3,574,544	3,594,801
Series 2026-CNF3, Class A1, 5.50%, 4/25/2057 (a) (h)	4,309,593	4,233,442
Series 2026-CNF4, Class A1, 5.50%, 5/25/2057 (a) (h)	3,431,619	3,370,982
Series 2026-INV5, Class A1, 6.00%, 5/25/2057 (a) (h)	2,497,571	2,513,473
Series 2026-INV6, Class A1, 6.00%, 6/25/2057 (a) (h)	4,369,746	4,397,568
Series 2026-CNF6, Class A1, 5.50%, 7/25/2057 (a) (h)	3,384,849	3,325,039
Series 2026-INV7, Class A1, 6.00%, 7/25/2057 (a) (h)	2,192,517	2,209,107
Provident Funding Mortgage Trust
Series 2025-2, Class A1, 6.00%, 6/25/2055 (a) (h)	745,868	745,023
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2025-3, Class A1, 6.00%, 8/25/2055 (a) (h)	1,666,753	1,663,822
PRPM Series 2025-3, Class A1, 6.26%, 5/25/2030 (a) (i)	421,524	420,791
PRPM LLC
Series 2025-4, Class A1, 6.18%, 6/25/2030 (a) (i)	481,314	480,850
Series 2025-RPL2, Class A1, 3.75%, 4/25/2055 (a) (i)	1,390,491	1,351,009
RALI Trust Series 2006-QS4, Class A2, 6.00%, 4/25/2036	17,082	13,680
Residential Asset Securitization Trust Series 2005-A8CB, Class A11, 6.00%, 7/25/2035	183,144	91,984
Santander Mortgage Asset Receivable Trust
Series 2026-NQMS1, Class A1A, 5.59%, 10/25/2065 (a) (i)	2,766,849	2,749,826
Series 2026-NQM3, Class A1A, 5.18%, 3/25/2066 (a) (i)	630,033	623,244
Series 2026-NQM4, Class A1A, 5.49%, 5/25/2066 (a) (i)	1,951,034	1,939,415
Series 2026-NQM5, Class A1A, 5.46%, 6/25/2066 (a) (i)	3,230,732	3,208,439
Sequoia Mortgage Trust
Series 2003-8, Class A1, 4.41%, 1/20/2034 (h)	53,121	51,835
Series 2025-7, Class A1, 6.00%, 8/25/2055 (a) (h)	1,900,934	1,897,639
Series 2026-INV4, Class A1, 6.00%, 9/25/2056 (a) (h)	4,700,000	4,723,857
Starwood Mortgage Residential Trust Series 2020-1, Class A1, 2.27%, 2/25/2050 (a) (h)	25,570	24,636
Toorak Mortgage Trust Series 2024-2, Class A1, 6.33%, 10/25/2031 (a) (i)	1,400,000	1,401,344
Towd Point Mortgage Trust Series 2019-HY1, Class M2, 5.78%, 10/25/2048 (a) (h)	240,000	246,302
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Verus Securitization Trust Series 2021-6, Class A1, 1.63%, 10/25/2066 (a) (h)	1,551,403	1,325,334
WaMu Mortgage Pass-Through Certificates Trust Series 2003-S3, Class 3A2, 5.50%, 5/25/2033	59,721	59,598
Total Collateralized Mortgage Obligations (Cost $163,157,823)		159,892,112
Asset-Backed Securities — 10.2%
ACC Trust Series 2021-1, Class D, 5.25%, 3/22/2027 (a)	349,748	6,748
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (a)	56,721	53,253
Series 2021-1H, Class B, 1.90%, 10/20/2040 (a)	75,230	70,454
Series 2021-1H, Class C, 2.35%, 10/20/2040 (a)	329,878	306,277
Affirm Asset Securitization Trust Series 2024-B, Class A, 4.62%, 9/15/2029 (a)	3,290,000	3,289,834
American Credit Acceptance Receivables Trust
Series 2023-3, Class D, 6.82%, 10/12/2029 (a)	1,982,370	2,005,075
Series 2024-2, Class D, 6.53%, 4/12/2030 (a)	542,000	549,012
Series 2025-4, Class C, 4.83%, 1/13/2031 (a)	1,160,000	1,158,058
Series 2025-2, Class C, 5.11%, 4/14/2031 (a)	1,000,000	1,003,203
Series 2024-4, Class D, 5.34%, 8/12/2031 (a)	802,000	805,125
Series 2025-2, Class D, 5.50%, 8/12/2031 (a)	1,325,000	1,331,767
Series 2025-1, Class D, 5.54%, 8/12/2031 (a)	3,914,000	3,939,434
Series 2025-4, Class D, 5.25%, 9/12/2031 (a)	2,600,000	2,590,078
Series 2024-2, Class E, 7.87%, 11/12/2031 (a)	1,000,000	1,026,279
Series 2024-3, Class E, 7.92%, 3/12/2032 (a)	3,740,000	3,858,659
Series 2026-2, Class C, 4.85%, 5/10/2032 (a)	875,000	869,095
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2026-2, Class D, 5.18%, 6/8/2032 (a)	1,410,000	1,395,023
Series 2025-3, Class C, 4.95%, 7/12/2032 (a)	1,885,000	1,884,811
Series 2025-3, Class D, 5.19%, 7/12/2032 (a)	2,000,000	1,994,575
Series 2026-1, Class D, 5.10%, 1/12/2033 (a)	1,500,000	1,485,472
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2004-HE7, Class M2, 5.36%, 10/25/2034 (h)	7,197	7,660
Avis Budget Rental Car Funding AESOP LLC
Series 2023-1A, Class C, 6.23%, 4/20/2029 (a)	635,000	641,511
Series 2023-8A, Class C, 7.34%, 2/20/2030 (a)	1,200,000	1,241,231
Series 2024-3A, Class B, 5.58%, 12/20/2030 (a)	384,000	385,949
Series 2024-3A, Class C, 6.11%, 12/20/2030 (a)	359,000	362,194
Bayview Opportunity Master Fund LLC Series 2024-CAR1, Class C, 5.14%, 12/26/2031 (a) (h)	57,936	58,020
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class D, 6.03%, 11/15/2029	1,100,000	1,109,558
Series 2024-4, Class D, 5.23%, 8/15/2030	900,000	900,256
Series 2025-1, Class D, 5.64%, 11/15/2030	975,000	981,048
Series 2025-2, Class D, 5.62%, 3/17/2031	290,000	291,761
Series 2025-4, Class D, 5.41%, 8/15/2031	1,000,000	998,774
Series 2026-1, Class D, 4.99%, 11/17/2031	430,000	424,595
Series 2026-2, Class C, 4.88%, 2/17/2032	240,000	239,345
Series 2026-2, Class D, 5.19%, 2/17/2032	740,000	733,953
Series 2026-3, Class D, 5.59%, 4/15/2032	1,585,000	1,584,975
Business Jet Securities LLC
Series 2024-1A, Class A, 6.20%, 5/15/2039 (a)	945,893	952,548
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	31

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-2A, Class C, 7.97%, 9/15/2039 (a)	532,148	531,712
CARS-DB5 LP Series 2021-1A, Class A2, 2.28%, 8/15/2051 (a)	881,746	747,128
Commonbond Student Loan Trust
Series 2018-AGS, Class B, 3.58%, 2/25/2044 (a)	128,457	111,310
Series 2018-AGS, Class C, 3.82%, 2/25/2044 (a)	47,270	38,005
Countrywide Asset-Backed Certificates Series 2002-4, Class M1, 4.91%, 12/25/2032 (h)	200,116	208,235
Credit Acceptance Auto Loan Trust
Series 2024-1A, Class A, 5.68%, 3/15/2034 (a)	361,866	362,695
Series 2024-1A, Class B, 6.03%, 5/15/2034 (a)	663,000	667,058
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	870,000	880,969
Series 2024-3A, Class B, 4.85%, 11/15/2034 (a)	910,000	909,094
Series 2024-3A, Class C, 5.39%, 1/16/2035 (a)	560,000	561,025
Series 2026-1A, Class C, 5.28%, 8/15/2036 (a)	660,000	654,486
DailyPay Securitization Trust Series 2025-1A, Class A, 5.63%, 6/26/2028 (a)	230,000	230,443
Deephaven Residential Mortgage Trust Series 2026-CES2, Class A1A, 5.79%, 8/25/2061 (a) (i)	907,639	905,827
Drive Auto Receivables Trust
Series 2024-1, Class C, 5.43%, 11/17/2031	2,572,000	2,593,132
Series 2024-2, Class C, 4.67%, 5/17/2032	513,000	513,696
Series 2024-2, Class D, 4.94%, 5/17/2032	537,000	537,843
Series 2025-1, Class D, 5.41%, 9/15/2032	680,000	681,744
Series 2025-2, Class D, 4.90%, 12/15/2032	2,000,000	1,979,798
Driven Brands Funding LLC Series 2021-1A, Class A2, 2.79%, 10/20/2051 (a)	1,923,221	1,798,267
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Elmwood CLO Ltd. (Cayman Islands) Series 2019-3A, Class BRR, 5.43%, 7/18/2037 (a) (h)	1,250,000	1,251,301
Exeter Automobile Receivables Trust
Series 2022-3A, Class D, 6.76%, 9/15/2028	855,913	861,079
Series 2022-4A, Class D, 5.98%, 12/15/2028	317,646	318,462
Series 2022-4A, Class E, 8.23%, 3/15/2030 (a)	1,553,000	1,579,966
Series 2024-3A, Class D, 5.98%, 9/16/2030	750,000	761,374
Series 2025-3A, Class D, 5.57%, 10/15/2031	580,000	583,733
Series 2025-4A, Class D, 5.23%, 1/15/2032	895,000	888,685
Series 2026-1A, Class D, 5.00%, 5/17/2032	790,000	776,925
Series 2025-5A, Class E, 7.15%, 6/15/2033 (a)	3,000,000	2,999,263
FIGRE Trust Series 2024-HE4, Class A, 5.06%, 9/25/2054 (a) (h)	1,391,924	1,380,395
GLS Auto Receivables Issuer Trust
Series 2022-2A, Class D, 6.15%, 4/17/2028 (a)	400,669	401,792
Series 2022-3A, Class D, 6.42%, 6/15/2028 (a)	61,961	62,280
GS Mortgage-Backed Securities Trust
Series 2026-CES2, Class A1A, 5.23%, 6/25/2056 (a) (i)	479,213	474,354
Series 2026-CES3, Class A1A, 5.36%, 9/25/2056 (a) (i)	1,605,203	1,592,918
Hertz Vehicle Financing LLC
Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	1,400,000	1,404,337
Series 2025-4A, Class B, 5.90%, 12/25/2031 (a)	660,000	649,829
Hertz Vehicle Financing LP
Series 2021-2A, Class A, 1.68%, 12/27/2027 (a)	1,333,333	1,326,167
Series 2021-2A, Class B, 2.12%, 12/27/2027 (a)	928,667	923,438
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2021-2A, Class C, 2.52%, 12/27/2027 (a)	1,150,667	1,142,394
Huntington Bank Auto Credit-Linked Notes Series 2024-2, Class B1, 5.44%, 10/20/2032 (a)	623,436	624,989
JetBlue Pass-Through Trust Series 2019-1, Class A, 2.95%, 5/15/2028	121,656	113,931
Lendingpoint Asset Securitization Trust Series 2022-A, Class D, 4.54%, 6/15/2029 (a)	265,291	86,359
Lendmark Funding Trust
Series 2021-1A, Class A, 1.90%, 11/20/2031 (a)	177,855	175,482
Series 2024-2A, Class A, 4.47%, 2/21/2034 (a)	511,000	507,806
Series 2024-2A, Class D, 5.69%, 2/21/2034 (a)	250,000	249,104
Series 2025-1A, Class A, 4.94%, 9/20/2034 (a)	700,000	697,184
Series 2025-2A, Class A, 4.78%, 10/20/2034 (a)	1,600,000	1,584,690
Series 2025-2A, Class C, 5.28%, 10/20/2034 (a)	1,100,000	1,095,472
Series 2025-3A, Class C, 5.04%, 5/21/2035 (a)	735,000	714,490
Series 2025-3A, Class D, 5.64%, 5/21/2035 (a)	1,110,000	1,079,661
Mariner Finance issuance Trust
Series 2024-BA, Class A, 4.91%, 11/20/2038 (a)	1,000,000	989,399
Series 2024-BA, Class C, 5.73%, 11/20/2038 (a)	342,000	341,536
Marlette Funding Trust Series 2021-2A, Class D, 2.16%, 9/15/2031 (a)	9,968	9,955
Mid-State Capital Corp. Trust Series 2006-1, Class M2, 6.74%, 10/15/2040 (a)	705,216	710,435
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-NC7, Class M3, 4.76%, 7/25/2034 (h)	38,067	42,533
Series 2004-HE8, Class M2, 4.80%, 9/25/2034 (h)	31,172	35,981
Series 2005-NC1, Class M3, 4.55%, 1/25/2035 (h)	347,409	345,853
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

MVW LLC Series 2021-1WA, Class D, 3.17%, 1/22/2041 (a)	254,730	250,526
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2020-38A, Class CR2, 5.61%, 10/20/2036 (a) (h)	1,100,000	1,100,400
Series 2019-34A, Class BR2, 5.38%, 7/20/2039 (a) (h)	1,060,000	1,063,129
NRM FNT1 Excess LLC Series 2024-FNT1, Class A, 7.40%, 11/25/2031 (a) (i)	2,243,341	2,230,156
NRZ Excess Spread-Collateralized Notes Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	339,622	338,357
OCP Aegis CLO Ltd. (Cayman Islands) Series 2025-41A, Class B1, 5.48%, 4/21/2037 (a) (h)	3,300,000	3,304,485
OnDeck Asset Securitization Trust LLC Series 2023-1A, Class A, 7.00%, 8/19/2030 (a)	1,404,000	1,404,843
OneMain Direct Auto Receivables Trust Series 2025-1A, Class D, 6.10%, 7/14/2037 (a)	690,000	693,568
Onemain Financial Issuance Trust Series 2025-1A, Class D, 5.79%, 7/14/2038 (a)	450,000	447,478
OneMain Financial Issuance Trust Series 2023-2A, Class A2, 5.14%, 9/15/2036 (a) (h)	2,738,000	2,750,685
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (a)	176,639	174,426
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	91,242	90,170
Series 2021-C, Class A, 2.18%, 10/8/2031 (a)	340,038	335,703
Series 2026-A, Class B, 5.06%, 1/9/2034 (a)	1,170,000	1,162,396
Series 2026-A, Class C, 5.45%, 1/9/2034 (a)	670,000	666,093
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	33

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Option One Mortgage Loan Trust Series 2004-3, Class M3, 4.76%, 11/25/2034 (h)	12,089	13,371
Pagaya AI Debt Selection Trust Series 2021-3, Class C, 3.27%, 5/15/2029 (a)	136,782	135,670
Palmer Square CLO Ltd. (Cayman Islands) Series 2021-2A, Class BR, 5.45%, 2/15/2038 (a) (h)	3,300,000	3,305,696
PFP Ltd. (Cayman Islands)
Series 2026-14, Class A, 4.96%, 12/18/2043 (a) (h)	1,105,000	1,104,996
Series 2026-14, Class AS, 5.24%, 12/18/2043 (a) (h)	275,000	275,518
PRET LLC
Series 2026-NPL5, Class A1, 5.71%, 4/25/2056 (a) (i)	3,019,377	3,007,533
Series 2026-NPL6, Class A1, 5.69%, 5/25/2056 (a) (i)	1,864,410	1,857,127
Series 2026-RN2, Class A1, 5.77%, 7/25/2056 (a) (i)	1,687,533	1,681,509
PRET Trust Series 2026-RN1, Class A1, 5.67%, 6/25/2066 (a) (i)	2,151,914	2,145,518
Progress Residential Trust Series 2021-SFR9, Class A, 2.01%, 11/17/2040 (a)	3,209,315	3,000,843
RCKT Mortgage Trust
Series 2026-CES4, Class A1A, 5.12%, 4/25/2056 (a) (i)	844,364	836,436
Series 2026-CES7, Class A1A, 5.41%, 7/1/2056 (a) (i)	989,376	988,126
RCO Mortgage LLC Series 2025-3, Class A1, 6.43%, 5/25/2030 (a) (i)	432,526	432,783
Renaissance Home Equity Loan Trust
Series 2005-1, Class AF6, 5.47%, 5/25/2035 (i)	20,510	20,178
Series 2005-2, Class M1, 5.55%, 8/25/2035 (i)	1,088,968	1,012,493
Republic Finance Issuance Trust
Series 2024-B, Class A, 5.42%, 11/20/2037 (a)	1,866,000	1,870,719
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2026-A, Class A, 4.82%, 6/20/2039 (a)	3,270,000	3,229,736
Series 2026-A, Class B, 5.15%, 6/20/2039 (a)	620,000	610,947
Santander Drive Auto Receivables Trust
Series 2023-4, Class B, 5.77%, 12/15/2028	422,383	423,768
Series 2025-2, Class D, 5.47%, 5/15/2031	1,800,000	1,810,979
Series 2025-3, Class D, 5.11%, 9/15/2031	1,600,000	1,596,030
Series 2024-3, Class D, 5.97%, 10/15/2031	1,470,000	1,494,200
Series 2025-4, Class D, 4.95%, 1/15/2032	609,000	602,800
Series 2024-5, Class D, 5.14%, 2/17/2032	699,000	700,606
SBA Small Business Investment Cos.
Series 2023-10A, Class 1, 5.17%, 3/10/2033	2,074,581	2,083,717
Series 2023-10B, Class 1, 5.69%, 9/10/2033	870,035	889,939
Series 2024-10A, Class 1, 5.04%, 3/10/2034	1,864,094	1,862,597
SCF Equipment Leasing LLC
Series 2025-1A, Class D, 5.88%, 11/20/2035 (a)	1,038,000	1,042,417
Series 2025-1A, Class E, 6.75%, 11/20/2035 (a)	1,434,000	1,456,690
Series 2025-2A, Class D, 5.33%, 6/20/2036 (a)	535,000	522,139
Series 2025-2A, Class E, 6.21%, 6/20/2036 (a)	755,000	732,692
Stifel SBA IO Trust Series 2025-3A, Class A2, 1.90%, 10/25/2051 (a) (h)	8,941,147	520,072
Stifel SBA Trust Series 2025-2A, Class A1, 2.54%, 8/25/2036 (a) (h)	10,324,115	594,284
Structured Asset Investment Loan Trust Series 2004-8, Class M2, 4.71%, 9/25/2034 (h)	37,500	32,349
Symphony CLO Ltd. (Cayman Islands) Series 2015-16A, Class B1RR, 5.45%, 10/15/2031 (a) (h)	421,887	421,706
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Theorem Funding Trust Series 2022-2A, Class B, 9.27%, 12/15/2028 (a)	429,203	429,752
Towd Point Mortgage Trust
Series 2026-FIX1, Class A1, 4.98%, 12/25/2065 (a) (i)	666,450	656,679
Series 2026-CES2, Class A1A, 4.72%, 2/25/2066 (a) (i)	1,368,117	1,341,525
TRTX Issuer Ltd. (Cayman Islands) Series 2025-FL6, Class A, 5.18%, 9/18/2042 (a) (h)	1,200,000	1,202,604
United States Small Business Administration Series 2025-25J, Class 1, 4.79%, 10/1/2050	964,833	941,562
US Auto Funding Series 2021-1A, Class C, 2.20%, 5/15/2026 (a)	336,708	237,364
VCAT LLC Series 2026-NPL3, Class A1, 5.57%, 5/25/2056 (a) (i)	1,092,012	1,089,228
Voya CLO Ltd. (Cayman Islands) Series 2022-1A, Class BR, 5.48%, 4/20/2035 (a) (h)	3,830,000	3,835,427
Wendy's Funding LLC Series 2025-1A, Class A2I, 5.42%, 12/15/2055 (a)	1,641,750	1,577,181
Western Funding Auto Loan Trust
Series 2025-1, Class A, 4.75%, 7/16/2035 (a)	1,285,000	1,282,733
Series 2025-1, Class D, 5.79%, 1/15/2036 (a)	350,000	349,524
Westlake Automobile Receivables Trust
Series 2023-3A, Class D, 6.47%, 3/15/2029 (a)	1,265,000	1,280,459
Series 2024-1A, Class D, 6.02%, 10/15/2029 (a)	544,000	550,606
Series 2024-3A, Class D, 5.21%, 4/15/2030 (a)	2,100,000	2,103,931
Total Asset-Backed Securities (Cost $160,600,411)		159,438,803
Foreign Government Securities — 10.0%
Arab Republic of Egypt
7.63%, 5/29/2032 (b)	580,000	594,291
7.63%, 5/20/2034 (a)	687,000	687,687
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

8.75%, 9/30/2051 (b)	1,600,000	1,543,984
Argentine Republic
4.12%, 7/9/2035 (i)	2,421,487	1,831,250
3.50%, 7/9/2041 (i)	1,100,000	775,775
Benin Government Bond
7.96%, 2/13/2038 (a)	410,000	434,292
7.96%, 2/13/2038 (b)	1,231,000	1,303,937
Bundesschatzanweisungen 2.10%, 3/15/2028 (b)	EUR32,570,000	37,385,610
Czech Republic
4.90%, 4/14/2034	CZK60,550,000	2,900,216
3.50%, 5/30/2035	CZK119,190,000	5,123,762
5.30%, 9/19/2035	CZK35,740,000	1,744,086
Eagle Funding Luxco SARL 5.50%, 8/17/2030 (a)	1,175,000	1,173,719
Federal Republic of Nigeria 6.13%, 9/28/2028 (b)	800,000	800,784
Islamic Republic of Pakistan
6.98%, 4/24/2029 (a)	395,000	396,481
7.38%, 4/8/2031 (b)	620,000	622,325
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (b)	480,000	514,426
Kingdom of Morocco
6.50%, 9/8/2033 (b)	1,965,000	2,059,811
5.13%, 5/26/2038 (a)	EUR574,000	670,957
Mex Bonos Desarr Fix Rt
7.75%, 5/29/2031	MXN196,670,000	11,225,270
8.00%, 5/24/2035	MXN120,760,000	6,573,952
8.50%, 11/18/2038	MXN112,000,000	6,080,997
Notas do Tesouro Nacional
6.00%, 8/15/2030	BRL6,000,000	5,123,418
10.00%, 1/1/2031	BRL28,000,000	4,680,540
10.00%, 1/1/2037	BRL15,000,000	2,226,538
Republic of Angola 9.88%, 10/15/2035 (b)	1,600,000	1,687,536
Republic of Colombia
6.13%, 1/21/2031	284,000	284,457
5.00%, 9/19/2032	EUR417,000	474,679
13.25%, 2/9/2033	COP24,854,200,000	7,849,684
11.75%, 1/24/2035	COP12,818,200,000	3,745,723
Republic of Congo
8.75%, 4/16/2032 (a)	550,000	567,715
9.50%, 2/17/2035 (b)	700,000	697,270
9.50%, 5/26/2036 (b)	660,000	639,164
9.50%, 4/16/2037 (a)	1,070,000	1,116,812
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	35

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Republic of Costa Rica
6.00%, 1/16/2036 (a)	EUR1,000,000	1,210,021
7.30%, 11/13/2054 (a)	325,000	351,223
Republic of Cote d'Ivoire
6.13%, 6/15/2033 (b)	580,000	573,475
6.88%, 10/17/2040 (a)	EUR1,295,000	1,538,052
Republic of Ecuador
8.75%, 1/29/2034 (a)	458,000	456,699
6.90%, 7/31/2035 (b) (i)	929,550	849,841
Republic of Guatemala 6.05%, 8/6/2031 (a)	976,000	992,592
Republic of Honduras 8.63%, 11/27/2034 (b)	500,000	574,715
Republic of Kenya 8.70%, 2/26/2039 (b)	2,000,000	1,967,500
Republic of North Macedonia 4.75%, 1/21/2034 (a)	EUR566,000	646,754
Republic of Panama
5.66%, 2/23/2038	1,060,000	1,031,804
3.87%, 7/23/2060	1,800,000	1,167,300
Republic of Paraguay
3.85%, 6/28/2033 (a)	208,000	191,641
5.60%, 3/13/2048 (b)	515,000	463,969
5.40%, 3/30/2050 (a)	470,000	412,966
Republic of Poland 5.50%, 3/18/2054	1,276,000	1,140,540
Republic of South Africa
8.50%, 1/31/2037	ZAR109,260,000	6,613,548
9.00%, 1/31/2040	ZAR107,912,000	6,585,876
5.65%, 9/27/2047	200,000	166,000
5.75%, 9/30/2049	1,800,000	1,491,300
7.95%, 11/19/2054 (b)	500,000	529,000
7.25%, 12/11/2055 (a)	312,000	304,356
Republic of Turkiye (The)
41.00%, 5/5/2027	TRY97,265,000	2,064,815
36.80%, 3/15/2028	TRY114,455,000	2,372,226
30.00%, 9/12/2029	TRY53,328,069	993,741
6.30%, 3/14/2033	962,000	930,427
6.50%, 1/3/2035	1,454,000	1,406,062
5.75%, 5/11/2047	800,000	632,680
Republic of Uzbekistan International Bond 6.95%, 5/25/2032 (b)	1,000,000	1,056,360
Romania Government Bond 2.88%, 4/13/2042 (b)	EUR900,000	675,472
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Suriname Government International Bond
7.70%, 11/6/2030 (a)	200,000	205,700
8.50%, 11/6/2035 (a)	529,000	570,389
United Mexican States
5.38%, 5/16/2040	EUR500,000	568,184
3.77%, 5/24/2061	1,378,000	789,594
Total Foreign Government Securities (Cost $151,167,690)		155,061,970
Commercial Mortgage-Backed Securities — 7.1%
A10 Revolving Asset Financing I LLC Series 2012-RAF1, Class B, 10.68%, 1/15/2020 ‡ (a) (h)	6,000,000	5,994,000
BANK
Series 2018-BN13, Class C, 4.57%, 8/15/2061 (h)	509,000	459,345
Series 2019-BN20, Class XA, IO, 0.80%, 9/15/2062 (h)	3,596,873	72,831
Series 2021-BN35, Class XB, IO, 0.60%, 6/15/2064 (h)	17,700,000	456,812
BBCMS Mortgage Trust
Series 2022-C15, Class A2, 3.61%, 4/15/2055	2,712,130	2,698,769
Series 2022-C15, Class AS, 3.75%, 4/15/2055 (h)	1,960,000	1,736,209
Benchmark Mortgage Trust
Series 2019-B11, Class C, 3.75%, 5/15/2052 (h)	1,679,000	1,329,052
Series 2026-V20, Class XA, IO, 1.22%, 2/15/2059 (h)	2,308,456	109,134
Series 2019-B10, Class A4, 3.72%, 3/15/2062	1,485,000	1,435,854
BHMS Commercial Mortgage Trust Series 2025-ATLS, Class A, 5.49%, 8/15/2042 (a) (h)	2,950,000	2,957,375
BMO Mortgage Trust Series 2024-5C3, Class AS, 6.29%, 2/15/2057 (h)	2,030,000	2,064,205
BX Commercial Mortgage Trust Series 2024-MF, Class A, 5.08%, 2/15/2039 (a) (h)	1,832,891	1,835,755
CCUBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.38%, 11/15/2050 (h)	152,000	142,873
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
CD Mortgage Trust Series 2016-CD2, Class C, 4.13%, 11/10/2049 (h)	95,000	55,102
Citigroup Commercial Mortgage Trust
Series 2017-C4, Class A4, 3.47%, 10/12/2050	1,400,000	1,381,456
Series 2026-MFAM1, Class AS, 6.09%, 7/15/2059 (h)	3,000,000	3,059,274
Commercial Mortgage Trust Series 2015-PC1, Class C, 4.39%, 7/10/2050 (h)	182,802	177,391
ELM Trust Series 2024-ELM, Class C10, 6.19%, 6/10/2039 (a) (h)	680,000	679,317
FHLMC MSCR Trust
Series 2023-MN7, Class M1, 7.24%, 9/25/2043 (a) (h)	1,018,447	1,019,622
Series 2026-MN14, Class M1, 5.34%, 6/25/2046 (a) (h)	1,001,642	1,001,929
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K739, Class X1, IO, 1.27%, 9/25/2027 (h)	16,581,787	90,513
Series K742, Class X1, IO, 0.69%, 3/25/2028 (h)	3,680,252	26,896
Series K121, Class X1, IO, 1.10%, 10/25/2030 (h)	6,483,984	215,653
Series K120, Class X1, IO, 1.12%, 10/25/2030 (h)	4,323,633	145,900
Series K124, Class X1, IO, 0.80%, 12/25/2030 (h)	8,451,389	216,422
Series K123, Class X1, IO, 0.85%, 12/25/2030 (h)	11,114,603	296,797
Series K127, Class X1, IO, 0.40%, 1/25/2031 (h)	64,682,730	673,962
Series K125, Class X1, IO, 0.66%, 1/25/2031 (h)	15,412,130	322,073
Series K128, Class X1, IO, 0.60%, 3/25/2031 (h)	30,284,692	560,824
Series K131, Class X1, IO, 0.83%, 7/25/2031 (h)	11,888,014	354,946
Series K131, Class X3, IO, 3.05%, 9/25/2031 (h)	766,660	92,856
Series K136, Class X1, IO, 0.49%, 12/25/2031 (h)	20,545,734	289,855
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series K-1517, Class X1, IO, 1.43%, 7/25/2035 (h)	3,305,276	275,145
Series K-1518, Class X1, IO, 0.94%, 10/25/2035 (h)	5,000,971	270,534
Series K-1520, Class X1, IO, 0.57%, 2/25/2036 (h)	8,157,050	251,320
Series K070, Class X3, IO, 2.11%, 12/25/2044 (h)	2,151,623	51,654
Series K072, Class X3, IO, 2.63%, 12/25/2045 (h)	3,940,000	101,601
Series K088, Class X3, IO, 2.43%, 2/25/2047 (h)	6,650,000	348,288
Series K737, Class X3, IO, 1.80%, 1/25/2048 (h)	3,149,644	8,005
Series K121, Class X3, IO, 2.87%, 11/25/2048 (h)	5,100,000	510,146
Series K127, Class X3, IO, 2.74%, 3/25/2049 (h)	5,100,000	503,074
Series K147, Class X3, IO, 3.93%, 6/25/2050 (h)	4,600,000	812,368
Series K759, Class X3, IO, 5.44%, 2/25/2057 (h)	437,736	104,632
FNMA ACES Series 2019-M1, Class A2, 3.68%, 9/25/2028 (h)	840,073	824,012
FREMF Series 2018-KF46, Class B, 5.68%, 3/25/2028 (a) (h)	66,415	64,841
FREMF Mortgage Trust Series 2018-KF48, Class B, 5.78%, 6/25/2028 (a) (h)	480,434	463,489
GNMA
Series 2012-89, IO, 0.19%, 12/16/2053 (h)	1,956,487	20
Series 2025-106, Class A, 5.00%, 7/16/2055	881,399	869,188
Series 2025-138, Class A, 4.75%, 5/16/2056	2,371,168	2,309,390
Series 2026-20, Class AM, 4.50%, 6/16/2057	750,686	721,009
Series 2026-17, Class AC, 4.50%, 8/16/2057	3,130,763	3,010,288
Series 2026-16, Class AC, 4.00%, 12/16/2057	3,127,795	3,011,062
Series 2026-72, Class AD, 4.50%, 5/16/2058	1,537,268	1,480,932
Series 2026-14, Class A, 4.50%, 1/16/2060	3,091,754	2,981,577
Series 2026-23, Class A, 4.50%, 1/16/2060	3,341,513	3,215,377
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	37

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2025-38, IO, 0.64%, 1/16/2062 (h)	26,785,368	1,071,763
Series 2021-3, IO, 0.87%, 9/16/2062 (h)	7,639,950	473,042
Series 2021-48, Class FT, 3.99%, 12/16/2062 (h)	2,512,447	2,216,280
Series 2026-56, Class AC, 4.50%, 1/16/2063	1,304,636	1,255,151
Series 2021-133, IO, 0.88%, 7/16/2063 (h)	9,991,395	639,645
Series 2025-206, IO, 0.80%, 4/16/2064 (h)	18,351,224	1,110,051
Series 2025-21, IO, 0.95%, 4/16/2065 (h)	16,012,198	1,135,604
Series 2025-212, Class AC, 5.00%, 12/16/2066	1,212,706	1,170,388
Series 2026-23, Class AC, 5.00%, 11/16/2067 (h)	3,024,845	3,049,061
Series 2025-212, Class BE, 4.75%, 1/16/2068	1,847,584	1,760,001
Series 2025-142, IO, 0.71%, 2/16/2068 (h)	7,195,372	470,841
Series 2025-213, Class PA, 4.50%, 2/16/2068	3,728,805	3,564,868
Series 2025-217, Class AK, 4.50%, 2/16/2068 (h)	2,505,075	2,356,886
Series 2026-71, Class BC, 5.00%, 5/16/2068 (h)	2,191,608	2,227,706
Series 2026-77, Class AK, 5.00%, 11/16/2068 (h)	3,728,852	3,789,508
GS Mortgage Securities Trust Series 2015-GC30, Class C, 4.00%, 5/10/2050 (h)	190,000	162,450
Harvest Commercial Capital Loan Trust
Series 2024-1, Class A, 6.16%, 10/25/2056	2,147,559	2,166,810
Series 2025-1, Class A, 5.97%, 6/25/2057 (h)	1,528,318	1,526,624
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class B, 4.11%, 7/15/2048 (h)	1,825,000	1,724,625
Series 2015-C30, Class C, 4.11%, 7/15/2048 (h)	266,000	219,450
Series 2015-C31, Class C, 4.53%, 8/15/2048 (h)	124,000	96,398
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

JPMCC Commercial Mortgage Securities Trust Series 2019-COR4, Class A5, 4.03%, 3/10/2052	1,015,450	971,983
JPMDB Commercial Mortgage Securities Trust Series 2018-C8, Class A3, 3.94%, 6/15/2051	968,479	955,077
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP3, Class C, 3.56%, 8/15/2049 (h)	276,000	212,516
Series 2016-JP4, Class C, 3.49%, 12/15/2049 (h)	152,000	134,848
Morgan Stanley Capital I Trust
Series 2015-MS1, Class B, 4.03%, 5/15/2048 (h)	78,813	76,446
Series 2019-L2, Class C, 4.97%, 3/15/2052 (h)	978,000	847,218
Series 2021-L5, Class XA, IO, 1.18%, 5/15/2054 (h)	9,342,857	387,626
MRCD MARK Mortgage Trust Series 2019-PARK, Class E, 2.72%, 12/15/2036 (a)	230,000	161,000
Multi-Family Connecticut Avenue Securities Trust
Series 2020-01, Class M10, 7.51%, 3/25/2050 (a) (h)	3,369,203	3,414,484
Series 2023-01, Class M7, 7.64%, 11/25/2053 (a) (h)	799,304	820,914
Series 2025-01, Class M1, 6.04%, 5/25/2055 (a) (h)	1,498,250	1,514,432
PRET LLC Series 2025-NPL5, Class A1, 6.24%, 5/25/2055 (a) (i)	1,391,857	1,392,736
PRM5 Trust Series 2025-PRM5, Class A, 4.47%, 3/10/2033 (a) (h)	830,000	822,238
PSA Trust
Series 2026-STOR, Class A, 5.55%, 8/15/2031 (a) (h)	3,185,000	3,188,335
Series 2026-STOR, Class B, 5.86%, 8/15/2031 (a) (h)	660,000	660,399
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	2,723,228	2,732,553
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
SDR Commercial Mortgage Trust Series 2024-DSNY, Class A, 5.03%, 5/15/2039 (a) (h)	1,705,000	1,706,066
Towd Point Mortgage Trust Series 2026-MF1, Class A1, 5.40%, 9/25/2066 ‡ (a) (h)	1,122,000	1,138,003
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (h)	253,574	249,262
Series 2019-1, Class A, 3.76%, 3/25/2049 (a) (h)	184,595	177,415
Series 2019-3, Class A, 3.03%, 10/25/2049 (a) (h)	403,203	386,574
Series 2020-1, Class AFX, 2.61%, 2/25/2050 (a) (h)	452,277	427,471
Series 2022-3, Class A, 5.22%, 6/25/2052 (a) (h)	632,041	616,719
Series 2022-4, Class A, 5.63%, 8/25/2052 (a) (h)	1,582,844	1,556,050
Total Commercial Mortgage-Backed Securities (Cost $112,882,863)		110,878,471
Convertible Bonds — 2.9%
Broadline Retail — 0.1%
Alibaba Group Holding Ltd. (China) 0.50%, 6/1/2031	1,295,000	1,698,393
Construction & Engineering — 0.0% ^
Fluor Corp. 1.13%, 8/15/2029	396,000	535,788
Consumer Finance — 0.1%
SoFi Technologies, Inc. 1.25%, 3/15/2029 (a)	460,000	905,786
Electric Utilities — 0.2%
PG&E Corp. 4.25%, 12/1/2027	1,075,000	1,063,175
Southern Co. (The)
2.13%, 12/15/2027 (a)	390,000	385,632
3.50%, 9/15/2029 (a)	1,695,000	1,669,236
		3,118,043
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electronic Equipment, Instruments & Components — 0.1%
Itron, Inc.
1.38%, 7/15/2030	1,109,000	1,151,142
Zero Coupon, 3/15/2032 (a)	556,000	554,332
		1,705,474
Entertainment — 0.2%
Liberty Media Corp-Liberty Formula One 2.38%, 8/15/2032 (a)	565,000	559,632
Live Nation Entertainment, Inc.
2.88%, 1/15/2030	1,620,000	1,873,530
2.88%, 10/15/2031 (a)	70,000	75,369
		2,508,531
Financial Services — 0.0% ^
Euronet Worldwide, Inc. 0.63%, 10/1/2030 (a)	745,000	662,119
Ground Transportation — 0.1%
Knight-Swift Transportation Holdings, Inc. 1.00%, 11/15/2031 (a)	186,000	198,183
Lyft, Inc.
0.63%, 3/1/2029	716,000	780,726
Zero Coupon, 9/15/2030 (a)	87,000	88,958
Uber Technologies, Inc. Series 2028, 0.88%, 12/1/2028	820,000	1,000,400
		2,068,267
Hotels, Restaurants & Leisure — 0.0% ^
NCL Corp. Ltd. 0.75%, 9/15/2030 (a)	945,000	825,741
Household Durables — 0.1%
Meritage Homes Corp. 1.75%, 5/15/2028	1,011,000	992,297
Household Products — 0.1%
Spectrum Brands, Inc. 3.38%, 6/1/2029	1,417,000	1,448,457
IT Services — 0.2%
Snowflake, Inc. Zero Coupon, 10/1/2027	867,000	1,828,416
Wix.com Ltd. (Israel) Zero Coupon, 9/15/2030 (a)	1,056,000	913,440
		2,741,856
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	39

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Convertible Bonds — continued
Machinery — 0.1%
Greenbrier Cos., Inc. (The) 2.88%, 4/15/2028	1,045,000	1,119,822
Wabash National Corp. 4.00%, 8/1/2032 (a)	627,000	676,470
		1,796,292
Pharmaceuticals — 0.2%
Jazz Investments I Ltd.
3.13%, 9/15/2030	915,000	1,596,675
1.88%, 9/15/2032 (a)	695,000	697,780
Zoetis, Inc. 0.25%, 6/15/2029 (a)	1,180,000	1,078,520
		3,372,975
Real Estate Management & Development — 0.1%
Compass, Inc. 0.25%, 4/15/2031 (a)	1,990,000	1,996,567
Country Garden Holdings Co. Ltd. (China)
Series AI, Zero Coupon, 12/31/2031	1,815,780	127,104
Series AI, Zero Coupon, 12/31/2034	58,299	1,895
		2,125,566
Retail REITs — 0.2%
Kimco Realty OP LLC 3.50%, 6/15/2031 (a)	1,370,000	1,353,560
Kite Realty Group LP
0.75%, 4/1/2027 (a)	788,000	873,104
3.25%, 4/15/2032 (a)	304,000	288,648
		2,515,312
Semiconductors & Semiconductor Equipment — 0.6%
ams-OSRAM AG (Austria) 2.13%, 11/3/2027 (b)	500,000	569,162
Microchip Technology, Inc. 0.75%, 6/1/2030	1,226,000	1,258,244
MKS, Inc. 1.25%, 6/1/2030	865,000	1,556,135
ON Semiconductor Corp.
Zero Coupon, 5/1/2027	1,517,000	2,188,273
Zero Coupon, 5/1/2031 (a)	186,000	165,168
Semtech Corp. Zero Coupon, 10/15/2030 (a)	34,000	54,060
Synaptics, Inc. 0.75%, 12/1/2031	1,694,000	2,094,631
Veeco Instruments, Inc. 2.88%, 6/1/2029	498,000	826,182
		8,711,855
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Software — 0.5%
Alarm.com Holdings, Inc. 2.25%, 6/1/2029	1,215,000	1,198,354
Box, Inc. 1.50%, 9/15/2029	745,000	801,620
Cipher Digital, Inc. Zero Coupon, 10/1/2031 (a)	665,000	844,750
Dropbox, Inc. Zero Coupon, 3/1/2028	518,000	586,635
Dynatrace LLC Zero Coupon, 9/1/2031 (a)	690,000	742,440
Five9, Inc. 1.00%, 3/15/2029	1,222,000	1,131,939
Life360, Inc. Zero Coupon, 6/1/2030	835,000	782,395
Terawulf, Inc.
1.00%, 9/1/2031 (a)	705,000	1,034,869
Zero Coupon, 5/1/2032 (a)	895,000	959,172
		8,082,174
Total Convertible Bonds (Cost $41,992,842)		45,814,926
Loan Assignments — 1.0% (l)
Aerospace & Defense — 0.0% ^
VSE Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.69%, 5/5/2033 (d)	39,378	39,580
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.00%), 5.69%, 1/31/2031 (d)	268,626	269,112
Building Products — 0.1%
Chariot Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 6.44%, 9/8/2032 (d)	564,099	564,641
EMRLD Borrower LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.94%, 5/31/2030 (d)	331,830	332,616
MIWD Holdco II LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 6.44%, 3/28/2031 (d)	259,667	256,421
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Building Products — continued
Quikrete Holdings, Inc., 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 2.25%), 5.94%, 3/19/2029 (d)	478,975	479,952
(1-MONTH CME TERM SOFR + 2.25%), 5.94%, 2/10/2032 (d)	98,750	98,843
		1,732,473
Commercial Services & Supplies — 0.0% ^
Raven Acquisition Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 6.69%, 11/19/2031 (d)	257,837	257,280
Diversified Consumer Services — 0.0% ^
Belron Finance 2019 LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 5.76%, 10/16/2031 (d)	218,616	218,889
Diversified Telecommunication Services — 0.0% ^
Altafiber Virginia LLC, 1st Lien Term Loan B-5 (1-MONTH CME TERM SOFR + 2.25%), 5.94%, 11/23/2028 (d)	427,845	427,310
Electronic Equipment, Instruments & Components — 0.1%
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.24%, 12/2/2031 (d)	309,127	310,457
Sanmina Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.46%, 10/27/2032 (d)	495,000	495,990
		806,447
Entertainment — 0.0% ^
Crown Finance US, Inc., 1st Lien Term Loan B (United Kingdom) (1-MONTH CME TERM SOFR + 4.50%), 8.15%, 12/2/2031 (d)	295,515	296,605
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Financial Services — 0.0% ^
NCR Atleos LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.67%, 4/16/2029 (d)	104,379	104,118
Neon Maple US Debt Mergersub, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.19%, 11/17/2031 (d)	296,257	289,165
		393,283
Ground Transportation — 0.0% ^
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.98%, 8/15/2030 (d)	125,611	125,611
GB AIT Buyer, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 8.07%, 4/29/2033 (d)	85,960	86,069
		211,680
Hotels, Restaurants & Leisure — 0.1%
Station Casinos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.69%, 3/14/2031 (d)	457,659	458,588
TKO Worldwide Holdings LLC, 1st Lien Term Loan B-7 (3-MONTH CME TERM SOFR + 1.75%), 5.51%, 11/21/2031 (d)	248,748	248,470
		707,058
Insurance — 0.0% ^
HUB International Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.98%, 6/20/2030 (d)	543,047	544,317
IT Services — 0.1%
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.50%), 6.23%, 2/3/2031 (d)	528,901	527,579
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	41

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
IT Services — continued
MIS Acquisition LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 8.25%, 4/22/2031 (d)	132,629	126,882
Modena Buyer LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.25%), 8.07%, 7/1/2031 (d)	255,450	245,232
		899,693
Life Sciences Tools & Services — 0.0% ^
PAREXEL International Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.19%, 12/12/2031 (d)	247,993	248,923
Media — 0.0% ^
Neptune Bidco US, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.00%), 8.86%, 2/3/2033 (d)	300,000	299,025
Oil, Gas & Consumable Fuels — 0.0% ^
NorthRiver Midstream Finance LP, 1st Lien Term Loan B (Canada) (3-MONTH CME TERM SOFR + 2.25%), 5.98%, 8/16/2030 (d)	398,615	398,867
Passenger Airlines — 0.0% ^
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.98%, 4/20/2028 (d)	490,845	490,639
Personal Care Products — 0.0% ^
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.55%, 5/17/2028 (d)	381,030	338,404
Pharmaceuticals — 0.0% ^
1261229 BC Ltd., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.25%), 9.94%, 10/8/2030 (d)	99,000	98,399
Professional Services — 0.0% ^
WEC US Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.71%, 1/27/2031 (d)	591,372	591,277
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Semiconductors & Semiconductor Equipment — 0.1%
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.35%), 6.86%, 2/1/2029 (d)	506,478	508,139
Altar Bidco, Inc., 2nd Lien Term Loan (12-MONTH CME TERM SOFR + 5.60%), 9.11%, 2/1/2030 (d)	190,000	185,250
		693,389
Software — 0.3%
AthenaHealth Group, Inc., 1st Lien Term Loan A (1-MONTH CME TERM SOFR + 3.25%), 6.94%, 2/16/2032 (d)	566,478	565,872
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.44%, 11/25/2031 (d)	893,765	887,062
Boxer Parent Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.51%, 7/30/2031 (d)	493,825	467,331
Dayforce Bidco LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.82%, 2/4/2033 (d)	269,266	259,597
Genesys Cloud Services, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.19%, 1/30/2032 (d)	924,301	901,359
Icon Parent I, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 6.45%, 11/13/2031 (d)	985,882	943,805
Rocket Software, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.44%, 11/28/2028 (d)	488,819	483,887
UKG, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.07%, 2/10/2031 (d)	217,738	211,528
		4,720,441
Specialty Retail — 0.1%
AWS Claire's LLC, 1st Lien Term Loan B, 10.00%, 9/18/2030 ‡	66,518	66,518
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Specialty Retail — continued
Petco Health & Wellness Co., Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 7.98%, 1/31/2031 (d)	103,261	103,112
PetSmart LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 7.69%, 8/18/2032 (d)	296,186	297,854
Serta Simmons Bedding LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 7.50%), 11.35%, 6/29/2028 (d)	41,855	39,082
White Cap Supply Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 6.94%, 10/19/2029 (d)	181,506	181,415
		687,981
Textiles, Apparel & Luxury Goods — 0.1%
Varsity Brands, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 6.48%, 8/26/2031 (d)	614,110	614,301
Total Loan Assignments (Cost $16,124,010)		15,985,373
Supranational — 0.1%
Africa Finance Corp. (Supranational) 3.75%, 10/30/2029 (b) (Cost $1,151,133)	1,130,000	1,080,913
	SHARES
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ($1 par value) ‡	298,145	389,974
Containers & Packaging — 0.0% ^
Labels Buyer LLC Series A, 12.00%, 9/29/2026 ($1,000 par value) (m)	53	40,015
Total Preferred Stocks (Cost $353,784)		429,989
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 0.0% ^
U.S. Treasury Bonds 3.63%, 5/15/2053	35,000	26,693
U.S. Treasury Notes 4.38%, 7/31/2031	402,000	399,770
Total U.S. Treasury Obligations (Cost $433,185)		426,463
	SHARES
Common Stocks — 0.0% ^
Broadline Retail — 0.0% ^
NMG Parent LLC, Escrow ‡ *	229	—
Containers & Packaging — 0.0% ^
Ardagh Holdings SA ‡ * (a)	16,966	110,851
Labels Buyer LLC *	31	2,229
		113,080
Diversified Telecommunication Services — 0.0% ^
Altice France SA ‡ *	429	6,665
Machinery — 0.0% ^
SSB Equipment Co., Inc. ‡ *	10,319	—
Media — 0.0% ^
iHeartMedia, Inc., Class A *	12,666	34,452
Specialty Retail — 0.0% ^
Serta Simmons Bedding LLC *	10,319	76,103
Wireless Telecommunication Services — 0.0% ^
Altice France SA ‡	8,657	174,086
Total Common Stocks (Cost $644,854)		404,386
	NO. OF WARRANTS
Warrants — 0.0% ^
Containers & Packaging — 0.0% ^
Labels Buyer LLC expiring 4/29/2033, price 1.00 USD * (Cost $213)	46	147
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	43

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 11.0%
Investment Companies — 11.0%
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (n) (o) (Cost $171,058,122)	171,050,142	171,067,247
Total Investments — 104.7% (Cost $1,640,983,400)		1,634,323,415
Liabilities in Excess of Other Assets — (4.7)%		(74,061,081)
NET ASSETS — 100.0%		1,560,262,334

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2026.
BRL	Brazilian Real
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
COP	Colombian Peso
CSMC	Credit Suisse Mortgage Trust
CZK	Czech Republic Koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
MXN	Mexican Peso
OYJ	Public Limited Company
PIK	Payment In Kind
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
TRY	Turkish Lira
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
ZAR	South African Rand

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2026.
(e)	Security is an interest bearing note with preferred security characteristics.
(f)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of August 31, 2026.

(g)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2026 is $34,183,870 or 2.19% of the
Fund’s net assets as of August 31, 2026.

(h)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2026.

(i)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2026.

(j)	Defaulted security.
(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Exchange-Traded Funds	August 31, 2026

(m)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of August 31, 2026.
(n)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(o)	The rate shown is the current yield as of August 31, 2026.
Futures contracts outstanding as of August 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bobl	835	09/08/2026	EUR	109,869,621	(1,578,708)
Euro-Schatz	838	09/08/2026	EUR	102,487,064	(440,912)
Japan 10 Year Bond	3	09/14/2026	JPY	2,364,883	(10,016)
Australia 10 Year Bond	791	09/15/2026	AUD	60,663,656	(1,023,142)
U.S. Treasury Ultra Bond	3	12/21/2026	USD	330,563	120
					(3,052,658)
Short Contracts
Euro-Bobl	(180)	09/08/2026	EUR	(23,684,469)	252,981
Euro-Bund	(314)	09/08/2026	EUR	(44,937,977)	1,220,044
U.S. Treasury 10 Year Note	(378)	12/21/2026	USD	(40,729,500)	256,428
U.S. Treasury 10 Year Ultra Note	(447)	12/21/2026	USD	(48,953,484)	196,512
U.S. Treasury Long Bond	(18)	12/21/2026	USD	(1,957,500)	12,345
U.S. Treasury Ultra Bond	(218)	12/21/2026	USD	(24,020,875)	132,895
U.S. Treasury 2 Year Note	(833)	12/31/2026	USD	(170,992,774)	453,660
U.S. Treasury 5 Year Note	(1,566)	12/31/2026	USD	(165,604,500)	731,201
					3,256,066
					203,408

Abbreviations
AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	45

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of August 31, 2026:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	675,111	USD	770,842	Barclays Bank plc	9/2/2026	13,334
USD	2,740,452	EUR	2,359,247	Morgan Stanley	9/2/2026	68
AUD	2,709,100	USD	1,926,893	Goldman Sachs International	9/28/2026	13,717
BRL	9,568,085	USD	1,835,586	Goldman Sachs International**	9/28/2026	107
CHF	3,107,465	USD	3,846,181	Barclays Bank plc	9/28/2026	9,148
EUR	3,237,735	USD	3,752,891	BNP Paribas	9/28/2026	11,709
GBP	2,773,552	USD	3,742,747	Barclays Bank plc	9/28/2026	15,516
GBP	12,325,203	USD	16,651,594	BNP Paribas	9/28/2026	49,504
INR	59,421,104	USD	620,748	Goldman Sachs International**	9/28/2026	2,689
KRW	2,580,251,940	USD	1,820,682	Goldman Sachs International**	9/28/2026	66,804
SGD	4,543,196	USD	3,561,196	Goldman Sachs International	9/28/2026	19,284
THB	107,971,286	USD	3,258,704	HSBC Bank, NA	9/28/2026	3,967
TRY	485,183,808	USD	9,803,718	Goldman Sachs International	9/28/2026	47,118
USD	1,540,527	CHF	1,239,717	BNP Paribas	9/28/2026	2,451
USD	12,832,417	COP	40,302,772,673	Goldman Sachs International**	9/28/2026	398,165
USD	1,923,327	JPY	303,393,094	Goldman Sachs International	9/28/2026	20,225
USD	477,139	PHP	29,359,018	Standard Chartered Bank**	9/28/2026	7,313
TWD	268,534,528	USD	8,419,119	Bank of America NA**	9/29/2026	55,221
USD	97,379,969	EUR	83,505,863	BNP Paribas	10/5/2026	258,842
USD	21,261,462	EUR	18,237,035	Morgan Stanley	10/5/2026	50,958
USD	2,266,446	GBP	1,669,587	Barclays Bank plc	10/5/2026	4,063
Total unrealized appreciation						1,050,203
EUR	83,505,863	USD	97,258,134	BNP Paribas	9/2/2026	(261,900)
USD	9,035,336	EUR	7,822,889	BNP Paribas	9/2/2026	(51,342)
USD	82,673,076	EUR	71,709,796	HSBC Bank, NA	9/2/2026	(621,437)
USD	2,640,412	EUR	2,289,041	Morgan Stanley	9/2/2026	(18,424)
CHF	3,072,345	EUR	3,294,166	Barclays Bank plc	9/28/2026	(18,459)
CLP	6,438,730,797	USD	7,067,141	Goldman Sachs International**	9/28/2026	(167,378)
CNY	71,628,045	USD	10,652,728	Goldman Sachs International**	9/28/2026	(54,527)
GBP	4,256,052	USD	5,780,754	Barclays Bank plc	9/28/2026	(13,649)
JPY	595,960,982	GBP	2,783,010	Goldman Sachs International	9/28/2026	(32,778)
JPY	650,682,295	USD	4,099,708	HSBC Bank, NA	9/28/2026	(18,154)
JPY	413,176,909	USD	2,602,352	Morgan Stanley	9/28/2026	(10,606)
PHP	113,573,043	USD	1,871,641	Goldman Sachs International**	9/28/2026	(54,155)
USD	7,392,930	AUD	10,466,374	State Street Corp.	9/28/2026	(104,450)
USD	1,854,067	BRL	9,764,630	Goldman Sachs International**	9/28/2026	(19,335)
USD	7,932,231	CHF	6,423,584	Goldman Sachs International	9/28/2026	(37,295)
USD	34,265,167	EUR	29,633,639	Citibank, NA	9/28/2026	(190,651)
USD	4,015,572	GBP	2,987,090	HSBC Bank, NA	9/28/2026	(32,043)
USD	383,004	GBP	283,792	Standard Chartered Bank	9/28/2026	(1,545)
USD	5,415,196	IDR	96,812,881,674	Citibank, NA**	9/28/2026	(36,821)
USD	1,919,841	INR	184,026,328	HSBC Bank, NA**	9/28/2026	(10,934)
USD	24,871,913	MXN	424,360,847	HSBC Bank, NA	9/28/2026	(45,462)
USD	1,453,875	TRY	71,881,616	BNP Paribas	9/28/2026	(5,560)
USD	3,448,132	TRY	170,550,875	Goldman Sachs International	9/28/2026	(14,615)
USD	8,671,675	ZAR	140,899,516	HSBC Bank, NA	9/28/2026	(60,774)
ZAR	62,872,565	USD	3,898,953	Morgan Stanley	9/28/2026	(2,336)
USD	2,666,889	CZK	55,876,070	Goldman Sachs International	9/29/2026	(19,831)
Total unrealized depreciation						(1,904,461)
Net unrealized depreciation						(854,258)

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Exchange-Traded Funds	August 31, 2026

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
PHP	Philippines Peso
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

**	Non-deliverable forward.
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of August 31, 2026:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.46-V3	5.00	Quarterly	6/20/2031	3.01	USD 31,128,000	(1,097,628)	(1,603,198)	(2,700,826)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	47

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
Centrally Cleared interest rate swap contracts outstanding as of August 31, 2026:

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
1 day TONAR annually	2.15 annually	Receive	9/16/2031	JPY1,260,910,000	—	47,054
1 day TONAR annually	2.17 annually	Receive	9/16/2031	JPY1,254,684,000	—	36,811
1 day TONAR annually	2.17 annually	Receive	9/16/2031	JPY1,273,693,000	—	39,262
1 day TONAR annually	2.21 annually	Receive	9/16/2031	JPY1,273,693,000	—	25,222
6 month EURIBOR semi-annually	3.18 annually	Receive	6/21/2058	EUR8,560,000	—	454,630
					—	602,979
1 day CDI at termination	12.73 at termination	Pay	1/2/2029	BRL25,743,078	—	(228,235)
1 day SONIA annually	3.76 annually	Pay	9/15/2028	GBP213,285,000	—	(1,861,463)
1 day CDI at termination	13.26 at termination	Pay	1/2/2029	BRL13,025,602	—	(80,208)
1 day CDI at termination	12.94 at termination	Pay	1/2/2029	BRL23,411,105	—	(162,984)
1 day CDI at termination	12.95 at termination	Pay	1/2/2031	BRL7,617,953	—	(96,074)
6 month EURIBOR semi-annually	2.89 annually	Pay	6/14/2029	EUR25,360,000	—	(92,968)
1 day SONIA annually	4.06 annually	Pay	9/15/2028	GBP129,970,000	—	(650,565)
6 month EURIBOR semi-annually	3.12 annually	Pay	6/21/2038	EUR18,540,000	—	(601,010)
1 day MIBOR semi-annually	6.34 semi-annually	Pay	7/8/2036	INR444,010,000	—	(108,613)
1 day TONAR annually	3.32 annually	Pay	9/16/2046	JPY446,923,000	—	(51,010)
1 day TONAR annually	3.34 annually	Pay	9/16/2046	JPY417,794,000	—	(38,239)
1 day TONAR annually	3.34 annually	Pay	9/16/2046	JPY424,123,000	—	(40,799)
1 day TONAR annually	3.38 annually	Pay	9/16/2046	JPY424,123,000	—	(25,135)
					—	(4,037,303)
					—	(3,434,324)

Abbreviations
BRL	Brazilian Real
CDI	Certificate of interbank deposits
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MIBOR	Mumbai Interbank Offered Rate
SONIA	Sterling Overnight Index Average
TONAR	Tokyo Overnight Average Rate

(a)	Value of floating rate index at August 31, 2026 was as follows:

FLOATING RATE INDEX	VALUE
1 day CDI	2.39%
1 day MIBOR	5.24
1 day SONIA	3.73
1 day TONAR	0.98
6 month EURIBOR	2.77
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Exchange-Traded Funds	August 31, 2026

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — 52.5%
FHLMC
Pool # 781087, ARM, 5.86%, 12/1/2033 (a)	12,876	13,124
Pool # 1B1665, ARM, 5.94%, 4/1/2034 (a)	8,369	8,494
Pool # 782979, ARM, 5.87%, 1/1/2035 (a)	24,008	24,866
Pool # 1B2844, ARM, 5.80%, 3/1/2035 (a)	13,513	13,717
Pool # 1Q0007, ARM, 6.27%, 12/1/2035 (a)	5,776	5,807
Pool # 972200, ARM, 6.28%, 3/1/2036 (a)	7,381	7,526
Pool # 1J1380, ARM, 6.74%, 3/1/2036 (a)	1,122	1,160
Pool # 1H2618, ARM, 5.82%, 5/1/2036 (a)	19,443	20,171
Pool # 1G2557, ARM, 6.20%, 6/1/2036 (a)	29,318	30,131
Pool # 1A1085, ARM, 5.92%, 8/1/2036 (a)	13,139	13,389
Pool # 1Q0105, ARM, 6.24%, 9/1/2036 (a)	8,717	8,933
Pool # 1N0249, ARM, 5.70%, 10/1/2036 (a)	4,776	4,874
Pool # 1A1096, ARM, 5.78%, 10/1/2036 (a)	49,503	50,263
Pool # 1J1348, ARM, 6.69%, 10/1/2036 (a)	48,087	49,853
Pool # 1G2671, ARM, 5.96%, 11/1/2036 (a)	28,093	28,623
Pool # 1J1378, ARM, 6.01%, 11/1/2036 (a)	25,580	26,234
Pool # 782760, ARM, 6.22%, 11/1/2036 (a)	24,638	25,451
Pool # 1Q0737, ARM, 6.36%, 11/1/2036 (a)	14,621	14,974
Pool # 1G1386, ARM, 6.26%, 12/1/2036 (a)	4,360	4,479
Pool # 1J1516, ARM, 5.88%, 2/1/2037 (a)	3,941	4,036
Pool # 1G1555, ARM, 6.41%, 2/1/2037 (a)	2,082	2,163
Pool # 1Q0739, ARM, 5.94%, 3/1/2037 (a)	26,023	26,400
Pool # 1Q0697, ARM, 5.65%, 5/1/2037 (a)	30,072	30,857
Pool # 1G2229, ARM, 6.54%, 9/1/2037 (a)	7,786	7,947
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # 1Q0722, ARM, 6.20%, 4/1/2038 (a)	10,721	11,007
Pool # 1Q0789, ARM, 6.10%, 5/1/2038 (a)	2,008	2,051
FHLMC Gold Pools, 20 Year
Pool # C91042, 5.50%, 5/1/2027	16,685	16,695
Pool # C91158, 6.50%, 1/1/2028	9,323	9,392
Pool # C91180, 5.50%, 3/1/2028	12,252	12,288
Pool # D98938, 4.00%, 2/1/2032	208,105	203,271
FHLMC Gold Pools, 30 Year
Pool # C00701, 6.50%, 1/1/2029	3,713	3,832
Pool # G03029, 6.00%, 10/1/2029	6,614	6,697
Pool # C68485, 7.00%, 7/1/2032	4,567	4,786
Pool # G01448, 7.00%, 8/1/2032	11,264	11,805
Pool # C75791, 5.50%, 1/1/2033	25,902	25,781
Pool # C01735, 4.00%, 10/1/2033	19,085	18,616
Pool # A13625, 5.50%, 10/1/2033	59,299	59,206
Pool # A16843, 6.00%, 12/1/2033	17,785	18,008
Pool # A28796, 6.50%, 11/1/2034	1,702	1,757
Pool # A46417, 7.00%, 4/1/2035	91,618	96,017
Pool # A46987, 5.50%, 7/1/2035	150,761	153,737
Pool # A80290, 5.00%, 11/1/2035	218,259	217,370
Pool # G05713, 6.50%, 12/1/2035	138,570	142,998
Pool # A54679, 6.50%, 6/1/2036	7,057	7,283
Pool # C02637, 7.00%, 10/1/2036	68,232	71,508
Pool # C02660, 6.50%, 11/1/2036	23,864	25,060
Pool # G04077, 6.50%, 3/1/2038	60,906	64,099
Pool # G05190, 7.50%, 9/1/2038	10,537	10,693
Pool # C03466, 5.50%, 3/1/2040	43,069	43,574
Pool # A93511, 5.00%, 8/1/2040	405,025	401,750
Pool # G06493, 4.50%, 5/1/2041	661,937	642,412
Pool # G60039, 3.00%, 4/1/2043	2,615,730	2,348,301
Pool # G60105, 5.00%, 6/1/2044	891,689	884,213
Pool # Q37784, 3.50%, 12/1/2045	858,168	780,515
Pool # Q39412, 3.50%, 3/1/2046	424,857	385,932
Pool # Q40797, 3.50%, 5/1/2046	1,199,927	1,090,765
Pool # Q40922, 3.50%, 6/1/2046	328,861	298,873
Pool # Q42079, 3.50%, 7/1/2046	466,274	424,068
Pool # V84637, 4.00%, 9/1/2048	299,577	277,992
Pool # Q61709, 4.50%, 2/1/2049	616,190	589,021
Pool # Q62088, 4.50%, 2/1/2049	529,439	510,781
FHLMC Gold Pools, Other
Pool # G20027, 10.00%, 10/1/2030	451	453
Pool # B90491, 7.50%, 1/1/2032	20,565	20,812
Pool # WA1626, 3.45%, 8/1/2032	8,000,449	7,466,410
Pool # WN1179, 3.85%, 9/1/2032	4,000,000	3,791,861
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	49

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # U80047, 4.00%, 9/1/2032	104,370	101,369
Pool # U80068, 3.50%, 10/1/2032	172,834	167,199
Pool # U80125, 3.50%, 1/1/2033	587,234	563,002
Pool # U80173, 3.50%, 1/1/2033	308,748	298,688
Pool # U80265, 3.50%, 4/1/2033	506,450	489,067
Pool # WN3233, 3.19%, 7/1/2033	4,906,787	4,450,611
Pool # L10224, 6.00%, 12/1/2034	41,952	41,859
Pool # H00158, 6.00%, 4/1/2036	39,843	38,947
Pool # L10291, 6.50%, 11/1/2036	69,370	70,377
Pool # P51353, 6.50%, 11/1/2036	50,606	51,153
Pool # P50595, 6.50%, 12/1/2036	145,638	149,936
Pool # P51361, 6.50%, 12/1/2036	34,709	35,170
Pool # G20028, 7.50%, 12/1/2036	19,360	19,650
Pool # G80365, 6.50%, 10/17/2038	76,958	77,768
Pool # U90690, 3.50%, 6/1/2042	1,793,280	1,651,536
Pool # U90975, 4.00%, 6/1/2042	1,076,994	1,020,258
Pool # T65101, 4.00%, 10/1/2042	187,353	173,251
Pool # U90378, 4.00%, 11/1/2042	1,615,776	1,527,686
Pool # U90542, 4.00%, 12/1/2042	422,957	400,652
Pool # U91449, 4.00%, 5/1/2043	1,515,228	1,432,571
Pool # U99051, 3.50%, 6/1/2043	242,904	223,704
Pool # U99134, 4.00%, 1/1/2046	975,718	914,007
Pool # U69030, 4.50%, 1/1/2046	624,883	602,350
Pool # U69039, 4.00%, 2/1/2046	1,675,145	1,569,162
FHLMC UMBS, 20 Year Pool # ZT1675, 3.50%, 4/1/2037	1,407,499	1,344,132
FHLMC UMBS, 30 Year
Pool # RA1617, 3.50%, 8/1/2049	394,992	353,901
Pool # RA1623, 4.00%, 9/1/2049	1,485,577	1,375,934
Pool # SI2041, 3.00%, 10/1/2049	8,559,225	7,378,861
Pool # QA5403, 4.00%, 11/1/2049	733,448	679,562
Pool # QA5096, 4.00%, 12/1/2049	741,822	687,100
Pool # QA5982, 4.00%, 12/1/2049	872,091	807,237
Pool # RA2008, 4.00%, 1/1/2050	1,734,524	1,605,533
Pool # QA7351, 3.00%, 2/1/2050	246,459	212,440
Pool # RA2272, 3.50%, 2/1/2050	12,951,407	11,787,717
Pool # QB0097, 4.00%, 5/1/2050	554,084	521,532
Pool # QB0098, 2.50%, 6/1/2050	4,469,152	3,678,914
Pool # RA2897, 2.50%, 6/1/2050	8,434,626	6,939,264
Pool # SD8089, 2.50%, 7/1/2050	7,680,442	6,317,215
Pool # SI2081, 2.00%, 8/1/2050	22,200,604	17,579,617
Pool # RA3976, 2.50%, 11/1/2050	7,494,212	6,274,047
Pool # RA4515, 4.00%, 2/1/2051	3,869,228	3,562,416
Pool # QC2061, 2.00%, 5/1/2051	13,743,530	10,897,582
Pool # RA5276, 2.50%, 5/1/2051	11,385,884	9,412,322
Pool # QC2209, 3.50%, 5/1/2051	1,193,618	1,063,113
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # QC3244, 3.00%, 6/1/2051	2,962,868	2,552,918
Pool # RA5921, 2.50%, 9/1/2051	3,756,788	3,137,823
Pool # QC7968, 2.50%, 10/1/2051	949,866	793,955
Pool # RA6135, 2.50%, 10/1/2051	18,133,095	15,028,862
Pool # RA6228, 2.50%, 11/1/2051	7,008,963	5,786,787
Pool # QD0369, 3.00%, 11/1/2051	3,637,315	3,136,816
Pool # SD0781, 3.00%, 11/1/2051	4,013,383	3,449,934
Pool # SD5768, 3.00%, 1/1/2052	4,121,871	3,549,388
Pool # RA6586, 3.50%, 1/1/2052	9,364,621	8,333,384
Pool # RA6817, 2.50%, 2/1/2052	3,608,852	2,996,979
Pool # SD4951, 2.50%, 2/1/2052	18,765,259	15,664,967
Pool # SD0907, 3.00%, 2/1/2052	2,274,125	1,952,361
Pool # SD3952, 2.50%, 3/1/2052	4,417,651	3,692,916
Pool # SD7554, 2.50%, 4/1/2052	3,483,066	2,899,287
Pool # SL0527, 2.50%, 4/1/2052	19,085,465	15,804,996
Pool # QE0399, 3.00%, 4/1/2052	6,879,258	5,918,926
Pool # SD8212, 2.50%, 5/1/2052	10,824,888	8,947,107
Pool # SD3362, 3.00%, 5/1/2052	7,596,864	6,548,694
Pool # SD1840, 3.00%, 6/1/2052	9,145,490	7,868,781
Pool # SL0265, 3.00%, 6/1/2052	13,259,757	11,395,903
Pool # SD5756, 3.50%, 6/1/2052	8,051,984	7,188,043
Pool # QE5028, 5.00%, 6/1/2052	730,359	712,485
Pool # QE4140, 5.50%, 6/1/2052	4,013,296	4,041,518
Pool # QE8520, 3.50%, 8/1/2052	10,263,429	9,114,084
Pool # SD4181, 3.50%, 8/1/2052	7,259,975	6,494,788
Pool # SD1713, 5.00%, 10/1/2052	8,097,522	7,879,559
Pool # SL1477, 5.00%, 7/1/2053	20,370,985	19,832,455
Pool # RA9669, 5.00%, 8/1/2053	4,670,243	4,526,743
Pool # RJ1756, 4.50%, 6/1/2054	4,865,651	4,581,198
Pool # SL4565, 4.00%, 12/1/2054	12,422,161	11,394,666
Pool # RJ3247, 5.00%, 1/1/2055	18,275,216	17,754,631
FNMA
Pool # 54844, ARM, 4.18%, 9/1/2027 (a)	181	180
Pool # 303532, ARM, 4.38%, 3/1/2029 (a)	297	295
Pool # 555258, ARM, 5.53%, 1/1/2033 (a)	22,626	22,847
Pool # 746299, ARM, 6.48%, 9/1/2033 (a)	16,799	17,276
Pool # 743546, ARM, 5.92%, 11/1/2033 (a)	43,643	44,182
Pool # 766610, ARM, 6.02%, 1/1/2034 (a)	3,174	3,276
Pool # 735648, ARM, 6.24%, 2/1/2034 (a)	10,662	10,898
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # 770377, ARM, 5.67%, 4/1/2034 (a)	9,121	9,244
Pool # 751531, ARM, 5.83%, 5/1/2034 (a)	24,007	24,517
Pool # 778908, ARM, 6.04%, 6/1/2034 (a)	5,881	5,938
Pool # 800422, ARM, 5.33%, 8/1/2034 (a)	86,954	87,515
Pool # 735332, ARM, 5.77%, 8/1/2034 (a)	16,281	16,570
Pool # 790964, ARM, 6.27%, 9/1/2034 (a)	9,705	9,908
Pool # 735740, ARM, 5.94%, 10/1/2034 (a)	20,911	21,265
Pool # 794797, ARM, 6.02%, 10/1/2034 (a)	20,301	20,710
Pool # 803599, ARM, 6.05%, 10/1/2034 (a)	19,625	19,930
Pool # 803594, ARM, 6.09%, 10/1/2034 (a)	14,348	14,626
Pool # 896463, ARM, 6.24%, 10/1/2034 (a)	28,995	29,806
Pool # 810896, ARM, 5.60%, 1/1/2035 (a)	121,463	125,751
Pool # 816594, ARM, 5.70%, 2/1/2035 (a)	5,420	5,531
Pool # 735539, ARM, 5.80%, 4/1/2035 (a)	53,264	54,460
Pool # 745862, ARM, 5.88%, 4/1/2035 (a)	24,174	24,657
Pool # 821378, ARM, 5.66%, 5/1/2035 (a)	27,301	27,461
Pool # 823660, ARM, 5.84%, 5/1/2035 (a)	12,520	12,772
Pool # 821179, ARM, 5.86%, 5/1/2035 (a)	3,905	3,977
Pool # 745766, ARM, 6.00%, 6/1/2035 (a)	11,425	11,593
Pool # 832801, ARM, 6.46%, 9/1/2035 (a)	1,611	1,646
Pool # 849251, ARM, 5.67%, 1/1/2036 (a)	16,426	16,778
Pool # 920843, ARM, 6.59%, 3/1/2036 (a)	189,913	196,466
Pool # 872825, ARM, 6.17%, 6/1/2036 (a)	12,324	12,611
Pool # 892868, ARM, 6.27%, 7/1/2036 (a)	15,480	15,814
Pool # 886558, ARM, 6.19%, 8/1/2036 (a)	11,611	11,844
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # 920547, ARM, 5.60%, 9/1/2036 (a)	53,362	54,580
Pool # 894239, ARM, 6.06%, 10/1/2036 (a)	6,629	6,778
Pool # 900191, ARM, 6.82%, 10/1/2036 (a)	4,831	4,988
Pool # 902818, ARM, 6.32%, 11/1/2036 (a)	200	205
Pool # 902955, ARM, 6.01%, 12/1/2036 (a)	7,050	7,216
Pool # 938346, ARM, 6.31%, 7/1/2037 (a)	5,536	5,674
Pool # 995919, ARM, 6.42%, 7/1/2037 (a)	16,799	17,224
Pool # AD0085, ARM, 5.62%, 11/1/2037 (a)	11,131	11,229
Pool # AD0179, ARM, 5.78%, 12/1/2037 (a)	3,598	3,706
FNMA UMBS, 15 Year Pool # AX7598, 3.00%, 1/1/2030	305,599	299,046
FNMA UMBS, 20 Year
Pool # 257055, 6.50%, 12/1/2027	6,259	6,452
Pool # AE0049, 6.00%, 9/1/2029	4,127	4,174
Pool # MA0602, 3.50%, 12/1/2030	165,280	161,315
Pool # AP3582, 3.50%, 8/1/2032	230,393	221,664
Pool # AB9830, 3.50%, 7/1/2033	1,544,148	1,488,642
Pool # AL6238, 4.00%, 1/1/2035	521,665	505,334
Pool # MA4500, 1.50%, 12/1/2041	5,869,075	4,855,123
FNMA UMBS, 30 Year
Pool # 695533, 8.00%, 6/1/2027	700	703
Pool # 527285, 7.00%, 11/1/2028	212	222
Pool # 755973, 8.00%, 11/1/2028	10,458	10,605
Pool # 455759, 6.00%, 12/1/2028	1,790	1,814
Pool # 889020, 6.50%, 11/1/2029	11,418	11,770
Pool # 567036, 8.50%, 2/1/2030	4,926	4,968
Pool # 598559, 6.50%, 8/1/2031	10,528	10,853
Pool # 610591, 7.00%, 1/1/2032	20,516	21,478
Pool # 788150, 6.00%, 3/1/2032	3,892	3,950
Pool # 682078, 5.50%, 11/1/2032	88,411	89,161
Pool # 668562, 6.00%, 12/1/2032	7,097	7,177
Pool # 675555, 6.00%, 12/1/2032	2,798	2,830
Pool # AL0045, 6.00%, 12/1/2032	59,881	60,867
Pool # 357363, 5.50%, 3/1/2033	91,564	92,161
Pool # 674349, 6.00%, 3/1/2033	865	875
Pool # 688625, 6.00%, 3/1/2033	5,444	5,506
Pool # 695584, 6.00%, 3/1/2033	2,031	2,054
Pool # 702901, 6.00%, 5/1/2033	55,588	56,327
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	51

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # 695403, 5.00%, 6/1/2033	46,851	46,654
Pool # 995656, 7.00%, 6/1/2033	38,587	40,395
Pool # 723852, 5.00%, 7/1/2033	15,356	15,171
Pool # 729296, 5.00%, 7/1/2033	36,159	35,788
Pool # 753696, 4.00%, 8/1/2033	6,957	6,800
Pool # 729379, 6.00%, 8/1/2033	11,165	11,292
Pool # 737825, 6.00%, 9/1/2033	14,954	15,124
Pool # AA7943, 4.00%, 10/1/2033	175,813	169,959
Pool # 725017, 5.50%, 12/1/2033	91,749	91,985
Pool # 759424, 5.50%, 1/1/2034	29,067	28,999
Pool # 751182, 5.50%, 3/1/2034	20,066	20,025
Pool # 751341, 5.50%, 3/1/2034	7,337	7,287
Pool # 767378, 5.50%, 3/1/2034	10,011	9,941
Pool # 776565, 4.00%, 4/1/2034	82,744	79,944
Pool # 820347, 5.00%, 9/1/2035	18,665	18,434
Pool # 745281, 6.00%, 1/1/2036	13,667	13,923
Pool # 888417, 6.50%, 1/1/2036	14,705	15,158
Pool # 833629, 7.00%, 3/1/2036	14,789	15,482
Pool # 893268, 6.50%, 8/1/2036	49,511	51,446
Pool # 833657, 7.50%, 8/1/2036	4,896	4,974
Pool # AA0922, 6.00%, 9/1/2036	81,375	82,890
Pool # 878225, 6.50%, 10/1/2036	24,814	26,053
Pool # 985683, 8.00%, 10/1/2036	59,966	61,180
Pool # 888476, 7.50%, 5/1/2037	8,093	8,282
Pool # 945870, 6.50%, 8/1/2037	32,611	34,229
Pool # 946338, 7.00%, 9/1/2037	20,571	21,535
Pool # 888707, 7.50%, 10/1/2037	36,435	37,797
Pool # 889883, 6.50%, 3/1/2038	22,733	23,434
Pool # AC9081, 6.50%, 9/1/2038	74,835	79,782
Pool # 909236, 7.00%, 9/1/2038	208,416	218,185
Pool # 934591, 7.00%, 10/1/2038	20,109	21,052
Pool # AB2869, 6.00%, 11/1/2038	120,618	122,451
Pool # 995504, 7.50%, 11/1/2038	9,544	9,792
Pool # 257510, 7.00%, 12/1/2038	58,698	61,450
Pool # AD0753, 7.00%, 1/1/2039	100,319	105,021
Pool # 890661, 7.00%, 2/1/2039	332,231	347,802
Pool # AD0780, 7.50%, 4/1/2039	235,385	246,624
Pool # AD6377, 5.50%, 5/1/2040	29,353	29,197
Pool # AD4951, 5.00%, 7/1/2040	839,411	831,448
Pool # BM5364, 4.00%, 4/1/2042	975,651	929,464
Pool # AL6839, 5.00%, 4/1/2042	540,431	536,362
Pool # AL8256, 3.00%, 8/1/2043	1,592,681	1,429,571
Pool # AZ8089, 4.00%, 7/1/2045	301,257	284,060
Pool # BA2343, 4.00%, 9/1/2045	1,435,135	1,340,495
Pool # BC9441, 3.50%, 4/1/2046	140,373	127,586
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # BC6982, 4.00%, 4/1/2046	931,925	871,928
Pool # BD0299, 3.50%, 5/1/2046	180,247	163,604
Pool # BC1249, 3.50%, 6/1/2046	72,182	65,403
Pool # BD1243, 3.50%, 6/1/2046	338,430	307,162
Pool # BD3066, 3.50%, 7/1/2046	487,848	443,082
Pool # BD3088, 3.50%, 7/1/2046	194,377	176,096
Pool # BD5248, 3.50%, 8/1/2046	1,083,251	983,160
Pool # BD7764, 3.50%, 9/1/2046	545,871	495,796
Pool # BE5870, 3.50%, 1/1/2047	1,331,292	1,218,816
Pool # BH4665, 4.00%, 6/1/2047	1,791,384	1,666,189
Pool # BH7626, 4.00%, 8/1/2047	715,311	664,171
Pool # BM3500, 4.00%, 9/1/2047	1,065,812	1,008,183
Pool # BH7663, 4.00%, 10/1/2047	1,637,278	1,534,292
Pool # BJ1778, 4.50%, 10/1/2047	437,650	418,059
Pool # BM3044, 4.00%, 11/1/2047	1,418,043	1,316,338
Pool # BE8351, 4.00%, 2/1/2048	404,744	375,821
Pool # BM3455, 4.50%, 2/1/2048	823,308	788,964
Pool # BK7006, 4.50%, 6/1/2048	367,172	349,885
Pool # BD9084, 4.50%, 7/1/2048	929,651	887,370
Pool # BK9303, 4.00%, 8/1/2048	1,120,443	1,060,911
Pool # CA4662, 3.50%, 9/1/2048	1,757,369	1,573,076
Pool # 890863, 5.00%, 9/1/2048	1,227,129	1,243,755
Pool # BN1829, 4.50%, 10/1/2048	301,924	287,081
Pool # BN4960, 5.00%, 12/1/2048	266,101	260,815
Pool # BM5430, 5.00%, 1/1/2049	1,683,062	1,653,810
Pool # BN5013, 5.00%, 1/1/2049	1,824,343	1,794,695
Pool # BN6788, 4.50%, 2/1/2049	255,009	242,274
Pool # BK0317, 4.00%, 3/1/2049	904,937	840,720
Pool # BO0719, 5.00%, 6/1/2049	980,961	963,487
Pool # BO0721, 5.00%, 6/1/2049	1,083,778	1,069,634
Pool # BO0722, 5.00%, 6/1/2049	75,349	75,448
Pool # BO4276, 3.50%, 7/1/2049	1,934,238	1,771,123
Pool # BO4277, 3.50%, 7/1/2049	2,508,049	2,298,242
Pool # BO4280, 4.00%, 7/1/2049	1,389,129	1,309,919
Pool # BN8529, 4.50%, 7/1/2049	120,393	116,430
Pool # BO3436, 4.50%, 7/1/2049	1,000,278	961,077
Pool # BO0718, 5.00%, 7/1/2049	1,092,734	1,075,089
Pool # BO0720, 5.00%, 7/1/2049	1,164,381	1,144,292
Pool # BO2496, 5.00%, 7/1/2049	1,821,530	1,794,323
Pool # BO2497, 5.00%, 7/1/2049	1,809,080	1,792,605
Pool # BO2498, 5.00%, 7/1/2049	2,230,432	2,212,239
Pool # BO2499, 5.00%, 7/1/2049	419,600	427,047
Pool # BO3408, 5.00%, 7/1/2049	549,008	538,102
Pool # BO3749, 4.00%, 8/1/2049	1,656,553	1,578,748
Pool # BO3999, 4.00%, 8/1/2049	759,829	703,432
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BO2495, 5.00%, 8/1/2049	1,810,455	1,780,663
Pool # BK8769, 3.50%, 10/1/2049	1,070,165	957,289
Pool # CA4363, 4.00%, 10/1/2049	950,361	880,515
Pool # BO2888, 4.00%, 11/1/2049	1,030,497	960,885
Pool # BO4387, 4.00%, 11/1/2049	1,301,371	1,210,569
Pool # FM2526, 4.00%, 12/1/2049	1,879,233	1,779,886
Pool # BP1128, 4.00%, 1/1/2050	617,109	574,260
Pool # BP1132, 4.00%, 1/1/2050	602,428	557,739
Pool # BP1141, 4.00%, 1/1/2050	258,447	239,229
Pool # BP1847, 4.50%, 1/1/2050	1,348,077	1,313,010
Pool # FM3365, 3.00%, 3/1/2050	7,583,927	6,543,268
Pool # BP4626, 2.50%, 4/1/2050	3,418,386	2,811,803
Pool # BP6363, 3.00%, 4/1/2050	3,672,350	3,156,224
Pool # BP5296, 3.50%, 4/1/2050	2,669,521	2,401,910
Pool # BP5302, 4.00%, 4/1/2050	1,518,239	1,400,035
Pool # BP8337, 3.00%, 5/1/2050	3,475,366	3,077,442
Pool # CA5729, 3.00%, 5/1/2050	4,503,172	3,877,812
Pool # CA5731, 3.00%, 5/1/2050	11,607,060	10,000,141
Pool # BP5878, 2.50%, 6/1/2050	3,906,708	3,210,379
Pool # BP8338, 3.00%, 6/1/2050	2,456,107	2,170,959
Pool # BK2693, 3.50%, 6/1/2050	690,497	617,960
Pool # BP9337, 3.50%, 6/1/2050	2,536,749	2,360,356
Pool # BP9950, 3.50%, 6/1/2050	1,455,888	1,300,560
Pool # CA6361, 2.50%, 7/1/2050	2,724,810	2,274,165
Pool # CA6430, 3.50%, 7/1/2050	4,182,720	3,754,925
Pool # CA8670, 2.50%, 8/1/2050	3,911,613	3,219,301
Pool # MA4096, 2.50%, 8/1/2050	40,172,251	33,043,682
Pool # BO4410, 3.00%, 8/1/2050	3,140,972	2,694,856
Pool # BQ1646, 3.00%, 8/1/2050	2,559,102	2,187,194
Pool # FM4311, 3.00%, 8/1/2050	2,700,856	2,333,152
Pool # BQ1367, 2.50%, 9/1/2050	10,833,656	9,041,997
Pool # BQ4113, 3.00%, 9/1/2050	1,363,750	1,176,107
Pool # BQ5586, 3.00%, 10/1/2050	2,538,609	2,174,747
Pool # FM5173, 2.50%, 12/1/2050	5,469,883	4,573,658
Pool # CA8862, 2.50%, 1/1/2051	4,790,410	4,013,042
Pool # BQ4516, 2.00%, 2/1/2051	12,048,057	9,503,562
Pool # BR4052, 2.00%, 2/1/2051	12,660,137	10,038,592
Pool # FM5778, 2.50%, 2/1/2051	5,744,734	4,806,640
Pool # BR0870, 3.50%, 2/1/2051	504,213	452,452
Pool # FS5380, 2.00%, 5/1/2051	18,514,850	14,595,762
Pool # CB0674, 2.50%, 5/1/2051	7,554,048	6,254,466
Pool # FM7957, 2.50%, 7/1/2051	9,690,946	8,098,330
Pool # FM8179, 2.50%, 7/1/2051	16,204,750	13,288,840
Pool # BT6666, 2.00%, 8/1/2051	14,694,621	11,528,476
Pool # BT5574, 2.50%, 8/1/2051	708,172	592,659
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # CB1684, 3.00%, 9/1/2051	6,050,007	5,211,887
Pool # MA4415, 3.00%, 9/1/2051	11,975,979	10,249,382
Pool # CB1783, 2.50%, 10/1/2051	52,163,655	43,270,288
Pool # CB1908, 2.50%, 10/1/2051	24,326,052	20,205,608
Pool # FA0352, 2.50%, 10/1/2051	9,090,082	7,527,669
Pool # FM9195, 2.50%, 10/1/2051	9,738,000	8,139,540
Pool # CB1878, 3.00%, 10/1/2051	3,343,264	2,900,833
Pool # MA4466, 2.50%, 11/1/2051	6,920,157	5,688,596
Pool # FM9961, 3.00%, 12/1/2051	7,716,111	6,625,333
Pool # FS0213, 3.00%, 12/1/2051	20,533,992	17,689,287
Pool # FS2559, 3.00%, 12/1/2051	3,790,637	3,269,254
Pool # BQ6989, 2.50%, 1/1/2052	7,376,211	6,046,597
Pool # BU1451, 2.50%, 1/1/2052	3,577,319	2,929,323
Pool # CB2635, 2.50%, 1/1/2052	15,913,838	13,119,871
Pool # FA0867, 2.50%, 1/1/2052	16,215,495	13,428,224
Pool # FS0454, 3.00%, 1/1/2052	12,952,294	11,141,456
Pool # FS8807, 3.00%, 1/1/2052	13,329,277	11,528,789
Pool # FS7409, 2.00%, 2/1/2052	11,544,825	9,194,683
Pool # BV2188, 2.50%, 2/1/2052	7,177,836	5,885,740
Pool # BV3216, 2.50%, 2/1/2052	8,692,238	7,135,447
Pool # CB2750, 2.50%, 2/1/2052	12,702,081	10,463,966
Pool # CB2869, 2.50%, 2/1/2052	20,486,565	17,036,823
Pool # FS4284, 2.50%, 2/1/2052	6,247,911	5,139,264
Pool # MA4548, 2.50%, 2/1/2052	7,983,726	6,564,828
Pool # BV3570, 3.00%, 2/1/2052	957,719	828,261
Pool # FS0488, 3.00%, 2/1/2052	4,025,169	3,489,451
Pool # FS0845, 3.00%, 2/1/2052	12,394,326	10,643,550
Pool # FS0917, 3.50%, 2/1/2052	6,450,348	5,766,013
Pool # BV4119, 2.50%, 3/1/2052	13,161,209	10,821,480
Pool # BV4133, 2.50%, 3/1/2052	18,732,795	15,329,687
Pool # FS0882, 2.50%, 3/1/2052	5,541,190	4,639,855
Pool # FS5446, 2.50%, 3/1/2052	7,687,455	6,313,259
Pool # FS7119, 2.50%, 3/1/2052	14,526,210	11,988,101
Pool # FS7942, 2.50%, 3/1/2052	7,708,927	6,427,106
Pool # BV3283, 3.00%, 3/1/2052	6,527,206	5,595,587
Pool # FS0957, 3.00%, 3/1/2052	17,949,343	15,341,874
Pool # BV3269, 3.50%, 3/1/2052	979,680	874,919
Pool # BV3276, 3.50%, 3/1/2052	2,348,119	2,097,014
Pool # CB3025, 3.50%, 3/1/2052	8,195,986	7,326,389
Pool # BV5360, 2.50%, 4/1/2052	7,355,266	6,042,004
Pool # FA1671, 2.50%, 4/1/2052	3,130,176	2,609,154
Pool # CB3361, 3.00%, 4/1/2052	15,166,521	13,052,044
Pool # FS6301, 3.00%, 4/1/2052	3,904,257	3,367,236
Pool # BV9064, 3.50%, 4/1/2052	6,707,324	5,956,186
Pool # CB3273, 4.00%, 4/1/2052	9,057,483	8,337,519
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	53

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CB3378, 4.00%, 4/1/2052	3,141,847	2,882,467
Pool # FS4720, 2.50%, 5/1/2052	3,626,004	3,036,597
Pool # FS6790, 2.50%, 5/1/2052	7,889,402	6,486,966
Pool # FA6782, 3.00%, 5/1/2052	16,000,000	13,665,308
Pool # FS7204, 3.00%, 5/1/2052	11,364,363	9,801,231
Pool # CB3504, 3.50%, 5/1/2052	5,527,460	4,930,587
Pool # FS6323, 3.50%, 5/1/2052	15,176,464	13,566,294
Pool # CB3891, 3.00%, 6/1/2052	15,269,503	13,107,553
Pool # CB5116, 3.00%, 6/1/2052	9,407,572	8,048,002
Pool # BV8244, 4.00%, 6/1/2052	2,476,738	2,282,893
Pool # BW5359, 4.00%, 6/1/2052	1,671,218	1,546,367
Pool # CB3910, 4.00%, 6/1/2052	1,630,622	1,493,587
Pool # FS1949, 4.00%, 6/1/2052	3,007,549	2,760,503
Pool # BW1473, 4.50%, 6/1/2052	227,496	215,958
Pool # BW3203, 5.00%, 6/1/2052	1,131,729	1,114,994
Pool # BW4016, 5.00%, 6/1/2052	1,344,121	1,334,507
Pool # BW4019, 5.00%, 6/1/2052	1,468,552	1,451,912
Pool # BW4041, 5.00%, 6/1/2052	773,186	756,491
Pool # FA1541, 3.00%, 7/1/2052	14,166,042	12,207,867
Pool # FS8820, 3.00%, 7/1/2052	12,114,677	10,422,016
Pool # CB4119, 4.00%, 7/1/2052	20,733,109	19,053,538
Pool # FS8890, 4.00%, 7/1/2052	7,706,889	7,062,708
Pool # CB4160, 4.50%, 7/1/2052	3,185,352	3,013,067
Pool # BV7853, 5.00%, 7/1/2052	483,944	474,997
Pool # BW4042, 5.00%, 7/1/2052	1,104,519	1,078,484
Pool # BW5398, 5.00%, 7/1/2052	644,972	632,940
Pool # CB4608, 4.00%, 9/1/2052	7,147,513	6,560,388
Pool # CB4587, 4.50%, 9/1/2052	4,329,533	4,095,357
Pool # BW8950, 5.00%, 9/1/2052	3,054,047	2,969,727
Pool # CB4625, 5.00%, 9/1/2052	3,726,065	3,618,022
Pool # BX2815, 4.50%, 10/1/2052	1,363,669	1,302,823
Pool # BW6968, 4.00%, 1/1/2053	2,174,230	1,988,259
Pool # BX3284, 5.00%, 2/1/2053	3,267,034	3,184,868
Pool # BV6797, 4.00%, 3/1/2053	1,078,681	989,180
Pool # FA4866, 4.50%, 3/1/2053	8,699,932	8,224,511
Pool # FS6260, 4.50%, 3/1/2053	3,589,629	3,396,083
Pool # CB5896, 5.00%, 3/1/2053	3,946,153	3,828,980
Pool # BX3824, 5.50%, 3/1/2053	6,031,981	6,016,264
Pool # BX4315, 5.00%, 4/1/2053	2,255,993	2,188,694
Pool # BU3984, 6.00%, 5/1/2053	16,682,229	16,948,633
Pool # BY4776, 5.00%, 7/1/2053	9,838,873	9,508,126
Pool # BY4736, 5.50%, 7/1/2053	8,829,839	8,806,831
Pool # BV6813, 4.50%, 8/1/2053	1,265,098	1,196,886
Pool # BY7027, 5.00%, 8/1/2053	7,388,954	7,144,525
Pool # DB4827, 5.00%, 11/1/2054	9,521,171	9,190,262
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # DB4845, 5.00%, 12/1/2054	14,392,392	14,008,084
Pool # CC0694, 5.00%, 7/1/2055	13,544,387	13,130,346
FNMA, 30 Year
Pool # 252155, 7.00%, 10/1/2028	2,629	2,649
Pool # 252334, 6.50%, 2/1/2029	11,112	11,222
Pool # 252409, 6.50%, 3/1/2029	9,530	9,600
Pool # 653815, 7.00%, 2/1/2033	5,160	5,147
Pool # 752786, 6.00%, 9/1/2033	13,585	13,505
Pool # 954255, 6.50%, 8/1/2037	200,644	203,049
Pool # 931717, 6.50%, 8/1/2039	119,675	119,845
Pool # CA3030, 4.50%, 1/1/2049	3,685,503	3,453,349
Pool # CA4047, 4.00%, 8/1/2049	4,265,871	3,894,730
Pool # CA4520, 3.50%, 11/1/2049	3,271,603	2,905,506
Pool # CB4014, 4.50%, 7/1/2052	926,836	865,019
FNMA, Other
Pool # AM7321, 3.12%, 11/1/2026	832,581	829,045
Pool # AN4571, 3.07%, 2/1/2027	1,492,449	1,482,212
Pool # AM8987, 2.79%, 6/1/2027	765,514	755,219
Pool # AN4154, 3.17%, 1/1/2029	6,060,000	5,852,672
Pool # AN4349, 3.35%, 1/1/2029	2,554,014	2,494,110
Pool # BS5292, 2.53%, 5/1/2029	22,120,932	20,920,618
Pool # BS3673, 1.88%, 6/1/2029	6,000,000	5,556,433
Pool # BZ1797, 4.33%, 1/1/2030	5,436,000	5,380,337
Pool # AN8154, 3.17%, 2/1/2030	5,780,424	5,514,341
Pool # AM7516, 3.55%, 2/1/2030	2,000,000	1,932,318
Pool # BS7348, 5.08%, 2/1/2030	5,925,418	5,956,203
Pool # BS9093, 5.17%, 2/1/2030	1,282,544	1,297,178
Pool # BS8474, 4.84%, 4/1/2030	2,091,042	2,090,100
Pool # BS6827, 4.19%, 5/1/2030	3,834,825	3,764,177
Pool # BS5224, 2.52%, 7/1/2030	5,068,750	4,678,318
Pool # BL8177, 1.10%, 9/1/2030	23,534,422	20,558,043
Pool # BS8426, 4.28%, 9/1/2030	8,918,050	8,765,350
Pool # BS9203, 4.64%, 10/1/2030	2,564,641	2,546,522
Pool # BS5389, 3.03%, 11/1/2030	10,927,947	10,219,260
Pool # AN0099, 3.28%, 11/1/2030	6,225,477	5,875,571
Pool # BS8033, 4.43%, 11/1/2030	5,542,185	5,475,011
Pool # BS8732, 4.61%, 11/1/2030	6,116,911	6,083,889
Pool # BS7750, 4.24%, 12/1/2030	3,975,036	3,896,792
Pool # BS6828, 4.07%, 1/1/2031	4,848,588	4,717,320
Pool # BS7882, 4.56%, 1/1/2031	3,556,316	3,526,148
Pool # BS8379, 4.66%, 1/1/2031	6,630,000	6,584,730
Pool # BS8200, 4.74%, 1/1/2031	3,925,321	3,910,531
Pool # BS2915, 1.87%, 5/1/2031	7,490,257	6,579,967
Pool # BS7884, 4.03%, 5/1/2031	5,343,006	5,160,709
Pool # AI2479, 5.00%, 5/1/2031	70,929	70,648
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BZ1868, 4.81%, 6/1/2031	1,539,656	1,536,884
Pool # BS7362, 5.14%, 6/1/2031	3,995,258	4,013,421
Pool # BS2422, 1.67%, 7/1/2031	12,000,000	10,392,074
Pool # AN2456, 2.74%, 8/1/2031	842,426	772,179
Pool # BS7268, 5.05%, 8/1/2031	2,000,000	2,019,074
Pool # BS2898, 1.56%, 9/1/2031	20,203,000	17,309,109
Pool # BS4279, 2.00%, 9/1/2031	6,377,353	5,609,935
Pool # BS5371, 3.16%, 10/1/2031	5,704,887	5,276,270
Pool # BZ6971, 4.79%, 10/1/2031	2,379,214	2,366,385
Pool # BS3637, 1.73%, 11/1/2031	5,384,100	4,685,850
Pool # BS6765, 4.24%, 11/1/2031	4,238,000	4,125,924
Pool # BZ0801, 4.60%, 11/1/2031	3,871,000	3,828,433
Pool # BS4124, 1.94%, 1/1/2032	3,604,251	3,153,461
Pool # BS4525, 1.94%, 1/1/2032	8,500,000	7,348,490
Pool # BS4030, 1.96%, 1/1/2032	9,699,320	8,462,224
Pool # BS4315, 1.98%, 1/1/2032	16,418,000	14,309,688
Pool # BS4650, 2.02%, 1/1/2032	3,956,557	3,465,538
Pool # BS4142, 2.13%, 1/1/2032	7,321,210	6,450,003
Pool # BZ2402, 5.25%, 1/1/2032	6,634,000	6,716,504
Pool # AN3104, 2.75%, 2/1/2032	8,598,063	7,813,535
Pool # BS4654, 2.39%, 3/1/2032	4,565,472	4,076,329
Pool # BS5130, 2.55%, 4/1/2032	4,592,188	4,112,450
Pool # BS5193, 2.62%, 4/1/2032	8,053,000	7,196,799
Pool # BS5259, 2.84%, 4/1/2032	9,791,401	8,869,411
Pool # BS5231, 2.54%, 5/1/2032	8,361,490	7,460,506
Pool # BS5452, 3.09%, 5/1/2032	9,070,000	8,277,515
Pool # BS5643, 3.62%, 5/1/2032	3,339,709	3,144,243
Pool # AN6149, 3.14%, 7/1/2032	4,075,000	3,718,860
Pool # BS6091, 3.68%, 7/1/2032	2,184,000	2,054,126
Pool # BS4203, 2.36%, 8/1/2032	5,932,026	5,189,740
Pool # AN6123, 3.06%, 8/1/2032	800,000	728,095
Pool # BS6301, 3.67%, 8/1/2032	21,407,000	20,097,750
Pool # BS6611, 3.72%, 8/1/2032	8,491,496	8,044,831
Pool # BS6425, 3.88%, 8/1/2032	5,851,082	5,579,398
Pool # BS6269, 4.03%, 8/1/2032	1,740,711	1,665,872
Pool # BS7247, 5.19%, 8/1/2032	4,000,000	4,054,937
Pool # BS6335, 3.75%, 9/1/2032	7,989,834	7,571,458
Pool # BS6331, 3.76%, 9/1/2032	7,700,000	7,262,891
Pool # BS6339, 3.80%, 9/1/2032	11,722,931	11,064,555
Pool # AN6651, 2.94%, 10/1/2032	574,155	521,817
Pool # BS6398, 3.87%, 10/1/2032	1,232,556	1,169,439
Pool # BS6756, 3.89%, 10/1/2032	2,000,000	1,885,841
Pool # BS8968, 4.73%, 10/1/2032	5,050,000	5,003,430
Pool # BS6995, 4.18%, 11/1/2032	5,080,000	4,900,153
Pool # BS6849, 4.23%, 11/1/2032	3,777,677	3,657,516
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # BZ5646, 4.48%, 11/1/2032	4,472,000	4,379,487
Pool # BS7006, 4.79%, 11/1/2032	4,655,000	4,635,763
Pool # BS6994, 4.85%, 11/1/2032	2,000,000	1,997,137
Pool # BS7292, 5.60%, 11/1/2032	2,501,403	2,575,853
Pool # BS7001, 4.36%, 12/1/2032	6,105,000	5,941,507
Pool # BS8052, 4.38%, 12/1/2032	8,329,969	8,057,364
Pool # BS7090, 4.45%, 12/1/2032	6,325,102	6,189,200
Pool # BS7095, 4.80%, 12/1/2032	3,880,935	3,865,028
Pool # BS7318, 4.94%, 12/1/2032	1,425,593	1,431,141
Pool # BS7182, 5.11%, 12/1/2032	6,000,000	6,065,490
Pool # BS7267, 5.18%, 12/1/2032	2,380,000	2,414,935
Pool # BS6474, 3.82%, 1/1/2033	6,202,183	5,789,888
Pool # BZ5699, 4.47%, 1/1/2033	4,980,391	4,859,231
Pool # BZ0743, 5.15%, 1/1/2033	3,990,152	4,038,225
Pool # AD8548, 5.50%, 1/1/2033	101,634	100,948
Pool # AR7484, 3.50%, 2/1/2033	388,078	375,888
Pool # BS8335, 4.62%, 2/1/2033	2,995,000	2,946,910
Pool # BM6599, 1.72%, 3/1/2033 (a)	5,138,944	4,287,755
Pool # BS8334, 4.71%, 3/1/2033	4,907,518	4,849,789
Pool # BS7371, 5.02%, 3/1/2033	1,000,294	1,003,975
Pool # BS8288, 4.39%, 4/1/2033	4,484,000	4,361,818
Pool # BS8223, 4.50%, 4/1/2033	4,030,000	3,943,054
Pool # BS8256, 4.53%, 4/1/2033	6,583,000	6,419,760
Pool # BS8147, 4.72%, 4/1/2033	3,625,452	3,566,306
Pool # BS2088, 2.02%, 5/1/2033	5,841,254	4,938,192
Pool # BS8185, 4.17%, 5/1/2033	5,000,000	4,789,550
Pool # BS8238, 4.19%, 5/1/2033	1,699,936	1,627,426
Pool # BS8213, 4.22%, 5/1/2033	9,640,794	9,302,341
Pool # BS8203, 4.24%, 5/1/2033	3,150,000	3,045,279
Pool # BS8284, 4.43%, 5/1/2033	10,005,000	9,744,575
Pool # BS8152, 4.55%, 5/1/2033	1,987,000	1,946,976
Pool # AT7117, 3.50%, 6/1/2033	399,217	384,689
Pool # BS8280, 4.30%, 6/1/2033	4,500,000	4,343,719
Pool # BS8703, 4.48%, 6/1/2033	5,000,000	4,886,985
Pool # BS8204, 4.67%, 6/1/2033	7,296,000	7,208,238
Pool # AN9700, 3.67%, 7/1/2033	3,495,912	3,274,294
Pool # BS8883, 4.58%, 7/1/2033	4,095,000	3,993,463
Pool # BS2933, 1.82%, 9/1/2033	9,632,000	7,896,509
Pool # BS9351, 4.70%, 9/1/2033	4,102,711	4,031,587
Pool # 754922, 5.50%, 9/1/2033	16,183	16,061
Pool # BS3445, 1.88%, 10/1/2033	9,014,882	7,526,494
Pool # BL0466, 3.69%, 10/1/2033	2,961,934	2,763,483
Pool # 109738, 3.78%, 10/1/2033	4,825,000	4,534,635
Pool # 762520, 4.00%, 11/1/2033	69,247	67,256
Pool # BS4163, 2.04%, 1/1/2034	9,038,610	7,574,765
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	55

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BS4484, 2.16%, 1/1/2034	5,358,431	4,489,992
Pool # BS4911, 2.49%, 4/1/2034	3,657,506	3,130,004
Pool # BS4985, 2.61%, 4/1/2034	5,200,000	4,475,214
Pool # BS5184, 2.67%, 4/1/2034	3,288,000	2,826,190
Pool # BS5237, 2.86%, 4/1/2034	8,815,107	7,638,710
Pool # BS7836, 4.75%, 4/1/2034	3,373,000	3,317,473
Pool # BZ0565, 5.04%, 5/1/2034	684,000	685,780
Pool # AM6492, 3.76%, 8/1/2034	1,539,165	1,438,757
Pool # BS8440, 4.39%, 8/1/2034	6,263,738	6,014,379
Pool # BS5314, 3.29%, 9/1/2034	5,401,000	4,788,065
Pool # BS6427, 3.75%, 9/1/2034	9,130,000	8,412,049
Pool # BS7816, 4.45%, 9/1/2034	3,698,000	3,564,064
Pool # BS8685, 4.72%, 2/1/2035	5,235,818	5,126,175
Pool # BZ4986, 4.49%, 9/1/2035	1,439,000	1,385,692
Pool # BS5018, 2.88%, 10/1/2035	4,358,000	3,662,143
Pool # 847108, 6.50%, 10/1/2035	41,562	41,561
Pool # BZ4027, 5.33%, 11/1/2035	3,150,000	3,198,686
Pool # 881628, 5.00%, 1/1/2036	5,735	5,602
Pool # 256128, 6.00%, 2/1/2036	5,312	5,391
Pool # BS7254, 5.42%, 3/1/2036	1,910,831	1,942,446
Pool # BZ0417, 5.20%, 10/1/2036	5,195,035	5,211,021
Pool # BS4039, 2.37%, 12/1/2036	10,000,000	7,852,741
Pool # BS4040, 2.37%, 12/1/2036	11,965,000	9,354,803
Pool # 256651, 6.00%, 3/1/2037	11,381	11,597
Pool # 888408, 6.00%, 3/1/2037	11,697	11,591
Pool # 888373, 7.00%, 3/1/2037	26,293	27,047
Pool # 888796, 6.00%, 9/1/2037	71,288	71,301
Pool # 888698, 7.00%, 10/1/2037	15,370	15,621
Pool # AN7345, 3.21%, 11/1/2037	7,415,505	6,460,703
Pool # AN0304, 3.44%, 11/1/2037	1,313,487	1,204,868
Pool # BS6588, 4.18%, 4/1/2038	2,096,000	1,893,006
Pool # 257172, 5.50%, 4/1/2038	7,123	7,006
Pool # AD0810, 6.00%, 11/1/2039	76	74
Pool # AB1830, 3.50%, 11/1/2040	62,368	57,376
Pool # AL2606, 4.00%, 3/1/2042	101,771	94,243
Pool # AO6757, 4.00%, 6/1/2042	624,092	588,881
Pool # AO7225, 4.00%, 7/1/2042	464,590	439,529
Pool # AO9352, 4.00%, 7/1/2042	328,327	310,620
Pool # AO9353, 4.00%, 7/1/2042	414,591	391,316
Pool # AP0838, 4.00%, 7/1/2042	2,465,541	2,327,962
Pool # MA1125, 4.00%, 7/1/2042	157,199	148,721
Pool # MA1177, 3.50%, 9/1/2042	231,248	212,689
Pool # MA1178, 4.00%, 9/1/2042	457,082	432,433
Pool # MA1213, 3.50%, 10/1/2042	1,132,551	1,041,652
Pool # AR1397, 3.00%, 1/1/2043	558,940	497,717
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # AB8517, 3.00%, 2/1/2043	244,231	217,474
Pool # MA1373, 3.50%, 3/1/2043	1,268,957	1,171,058
Pool # MA1437, 3.50%, 5/1/2043	351,268	322,197
Pool # MA1442, 4.00%, 5/1/2043	796,604	752,150
Pool # MA1463, 3.50%, 6/1/2043	609,594	559,143
Pool # MA1552, 3.00%, 8/1/2043	395,502	352,207
Pool # MA1582, 3.50%, 9/1/2043	81,234	74,511
Pool # MA2434, 3.50%, 9/1/2045	535,679	486,033
Pool # MA2493, 3.50%, 12/1/2045	101,134	91,765
Pool # BC1157, 3.50%, 1/1/2046	247,974	225,031
Pool # MA2545, 3.50%, 2/1/2046	118,632	107,640
Pool # AS6970, 3.50%, 4/1/2046	873,418	792,456
Pool # BC8400, 3.50%, 5/1/2046	314,842	285,655
Pool # AS7424, 3.50%, 6/1/2046	737,161	668,834
Pool # MA2658, 3.50%, 6/1/2046	2,698,004	2,447,972
Pool # BF0491, 3.50%, 12/1/2054	11,322,959	10,245,155
Pool # BF0557, 2.50%, 12/1/2055	5,180,152	4,270,368
Pool # BF0125, 4.00%, 7/1/2056	8,239,552	7,538,919
Pool # BF0141, 5.50%, 9/1/2056	5,985,389	6,045,893
Pool # BF0230, 5.50%, 1/1/2058	5,271,708	5,385,826
Pool # BF0271, 5.50%, 5/1/2058	5,532,524	5,621,677
Pool # BF0300, 4.00%, 8/1/2058	13,596,546	12,515,878
Pool # BF0340, 5.00%, 1/1/2059	5,422,760	5,288,000
Pool # BM7404, 4.00%, 8/1/2059	10,317,089	9,375,680
Pool # BF0464, 3.50%, 3/1/2060	3,766,936	3,309,812
Pool # BF0507, 3.00%, 9/1/2060	2,338,952	1,977,807
Pool # BM7075, 3.00%, 3/1/2061	3,140,090	2,631,951
Pool # BF0560, 2.50%, 9/1/2061	7,948,887	6,340,416
Pool # BF0562, 3.50%, 9/1/2061	6,636,642	5,812,779
Pool # BF0577, 2.50%, 12/1/2061	3,869,717	3,132,183
Pool # BF0582, 4.00%, 12/1/2061	8,432,571	7,767,126
Pool # BF0583, 4.00%, 12/1/2061	3,463,384	3,120,384
Pool # BF0586, 5.00%, 12/1/2061	2,468,255	2,393,991
Pool # BF0617, 2.50%, 3/1/2062	10,087,090	8,045,943
Pool # BF0604, 3.50%, 3/1/2062	3,029,377	2,653,301
Pool # BF0674, 2.50%, 4/1/2062	11,251,299	8,974,410
Pool # BF0673, 2.50%, 6/1/2062	22,401,419	17,868,246
Pool # BF0654, 3.00%, 6/1/2062	6,003,970	5,017,600
Pool # BF0655, 3.50%, 6/1/2062	5,957,397	5,217,864
Pool # BF0694, 2.50%, 12/1/2062	6,880,712	5,616,800
Pool # BF0701, 3.50%, 12/1/2062	8,304,688	7,273,592
Pool # BF0732, 2.50%, 6/1/2063	6,161,270	4,941,090
Pool # BF0733, 3.00%, 6/1/2063	12,650,596	10,572,138
Pool # BF0767, 4.00%, 9/1/2063	7,384,571	6,653,160
Pool # BF0802, 2.50%, 4/1/2064	13,909,472	11,154,798
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BF0804, 3.00%, 4/1/2064	5,515,019	4,649,878
Pool # BF0809, 4.00%, 4/1/2064	2,803,063	2,549,762
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 9/25/2056 (b)	88,100,000	71,849,794
TBA, 5.00%, 9/25/2056 (b)	70,000,000	67,518,607
GNMA Pool # DR2663, 4.50%, 1/20/2066	233,269	217,591
GNMA I, 30 Year
Pool # 780653, 6.50%, 10/15/2027	3,864	3,880
Pool # 450038, 7.50%, 7/15/2028	1,411	1,425
Pool # 486537, 7.50%, 9/15/2028	513	520
Pool # 486631, 6.50%, 10/15/2028	190	191
Pool # 556255, 6.50%, 10/15/2031	19,191	19,730
Pool # 569568, 6.50%, 1/15/2032	52,956	54,063
Pool # 611453, 7.00%, 4/15/2032	4,957	5,075
Pool # 569423, 7.00%, 5/15/2032	14,294	14,626
Pool # 591882, 6.50%, 7/15/2032	9,762	9,857
Pool # 552665, 7.00%, 7/15/2032	9,580	9,792
Pool # 782032, 7.00%, 10/15/2032	21,382	21,858
Pool # 591420, 7.50%, 1/15/2033	11,712	12,012
Pool # 607645, 6.50%, 2/15/2033	8,993	9,148
Pool # 604168, 6.50%, 4/15/2033	4,442	4,520
Pool # 781614, 7.00%, 6/15/2033	12,437	12,867
Pool # 638733, 7.00%, 3/15/2037	29,684	31,319
Pool # 759537, 3.49%, 1/15/2041	776,225	727,417
Pool # 759561, 3.49%, 1/15/2041	127,338	119,306
Pool # 759374, 3.49%, 2/15/2041	747,975	701,344
Pool # 762703, 3.49%, 2/15/2041	252,633	237,082
Pool # 762954, 2.99%, 3/15/2041	171,792	160,488
Pool # 763239, 2.99%, 3/15/2041	84,159	79,579
Pool # 762751, 3.49%, 3/15/2041	993,745	933,964
Pool # 762953, 3.49%, 3/15/2041	569,248	531,596
Pool # 762973, 3.49%, 3/15/2041	86,330	80,961
Pool # 763140, 3.13%, 4/15/2041	100,481	94,511
Pool # 763021, 3.49%, 4/15/2041	119,916	111,616
Pool # 763180, 3.49%, 4/15/2041	54,236	50,350
Pool # 380437, 3.13%, 5/15/2041	89,496	85,369
Pool # 770881, 3.13%, 5/15/2041	98,398	92,633
Pool # 763366, 3.49%, 5/15/2041	48,326	45,051
Pool # 770909, 2.99%, 6/15/2041	219,319	202,595
Pool # 380436, 3.38%, 6/15/2041	266,964	251,451
Pool # 770754, 3.38%, 6/15/2041	283,654	270,099
Pool # AT7652, 4.00%, 8/15/2046	835,838	769,217
Pool # 784450, 4.00%, 2/15/2048	3,104,699	2,839,290
Pool # BI6468, 5.00%, 12/15/2048	1,990,672	1,940,219
Pool # BM1750, 5.00%, 4/15/2049	1,183,727	1,153,725
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # BM4206, 5.00%, 4/15/2049	1,147,377	1,124,471
Pool # BM4207, 5.00%, 4/15/2049	658,325	643,663
Pool # BM4208, 5.00%, 4/15/2049	2,480,306	2,428,073
Pool # BM1957, 5.00%, 5/15/2049	1,482,398	1,444,823
Pool # BN4051, 5.00%, 6/15/2049	2,387,638	2,339,970
Pool # BN4052, 5.00%, 6/15/2049	2,321,252	2,269,552
Pool # BN4053, 5.00%, 6/15/2049	3,081,688	3,027,982
Pool # BM9691, 4.50%, 7/15/2049	2,161,545	2,046,466
Pool # BM2141, 5.00%, 7/15/2049	983,291	972,136
Pool # BM2163, 5.00%, 7/15/2049	2,053,422	2,032,729
Pool # BM2281, 5.00%, 7/15/2049	2,119,717	2,057,831
Pool # BM2305, 5.00%, 8/15/2049	1,396,869	1,375,351
Pool # BV2390, 3.50%, 7/15/2050	1,058,639	968,180
Pool # BW7021, 3.50%, 8/15/2050	2,506,298	2,292,136
Pool # BW7044, 3.50%, 9/15/2050	2,528,078	2,312,053
Pool # BW7064, 3.50%, 10/15/2050	855,059	781,994
Pool # BY7857, 3.50%, 11/15/2050	457,398	418,300
Pool # BY7874, 3.50%, 12/15/2050	677,872	619,946
Pool # CA3251, 3.50%, 12/15/2050	1,075,496	984,254
Pool # BY7887, 3.50%, 1/15/2051	1,849,902	1,691,822
Pool # CA3320, 3.50%, 1/15/2051	1,458,338	1,334,616
Pool # CA3304, 3.50%, 2/15/2051	743,799	680,696
Pool # CE2513, 3.50%, 5/15/2051	845,509	743,534
Pool # CO1898, 5.50%, 7/15/2052	4,208,278	4,390,901
Pool # CO1926, 5.00%, 10/15/2052	3,726,606	3,773,382
Pool # CR2385, 5.50%, 4/15/2053	3,484,302	3,636,339
GNMA I, Other Pool # BX7719, 1.97%, 9/15/2041	2,516,854	2,010,010
GNMA II
Pool # CG8187, ARM, 5.57%, 8/20/2071 (a)	8,406,963	8,696,413
Pool # CH2658, ARM, 5.62%, 9/20/2071 (a)	5,047,361	5,211,701
Pool # CH4939, ARM, 5.54%, 10/20/2071 (a)	3,366,204	3,465,668
Pool # CJ6767, ARM, 5.48%, 11/20/2071 (a)	9,547,216	9,837,710
Pool # CJ7141, ARM, 5.58%, 11/20/2071 (a)	4,106,782	4,248,159
Pool # CJ9640, ARM, 5.70%, 11/20/2071 (a)	9,055,293	9,381,959
Pool # CE5557, ARM, 5.74%, 11/20/2071 (a)	10,444,053	10,855,445
Pool # CK2767, ARM, 5.76%, 12/20/2071 (a)	8,860,702	9,216,454
Pool # CJ7149, ARM, 5.81%, 12/20/2071 (a)	6,194,169	6,447,526
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	57

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
GNMA II, 30 Year
Pool # 2324, 8.00%, 11/20/2026	1	1
Pool # 2499, 8.00%, 10/20/2027	223	224
Pool # 2549, 7.50%, 2/20/2028	53	53
Pool # 2646, 7.50%, 9/20/2028	422	427
Pool # 737076, 6.50%, 10/20/2033	60,091	60,560
Pool # 748766, 6.50%, 1/20/2039	27,943	28,207
Pool # 752496, 6.50%, 1/20/2039	41,971	44,065
Pool # 783389, 6.00%, 8/20/2039	232,308	238,331
Pool # 783444, 5.50%, 9/20/2039	57,234	57,506
Pool # 742853, 3.88%, 4/20/2040	838,535	755,320
Pool # 742810, 3.88%, 6/20/2040	834,716	752,308
Pool # 742801, 3.88%, 8/20/2040	268,710	242,143
Pool # 742876, 3.25%, 11/20/2040	693,087	609,727
Pool # 742878, 3.88%, 11/20/2040	2,979,199	2,683,235
Pool # BZ8504, 2.50%, 12/20/2040	733,519	655,442
Pool # 742883, 3.25%, 2/20/2041	1,245,226	1,115,472
Pool # 742885, 3.75%, 2/20/2041	29,792	26,780
Pool # 742884, 3.88%, 2/20/2041	1,375,834	1,239,957
Pool # 751810, 3.50%, 3/20/2041	549,712	483,518
Pool # BZ1781, 4.50%, 5/20/2041	466,300	443,511
Pool # BZ1778, 4.00%, 10/20/2041	398,119	368,373
Pool # BZ1774, 3.50%, 12/20/2041	782,361	688,178
Pool # BZ1664, 4.00%, 12/20/2042	626,638	580,304
Pool # BZ1780, 4.50%, 10/20/2043	565,087	536,108
Pool # AE8053, 4.00%, 12/20/2043	357,119	329,948
Pool # BZ1770, 3.00%, 6/20/2044	1,388,178	1,208,475
Pool # BZ1661, 3.50%, 8/20/2044	680,445	598,996
Pool # BZ1773, 3.50%, 9/20/2044	1,796,521	1,586,576
Pool # AJ9020, 4.50%, 10/20/2044	122,962	115,565
Pool # 783967, 4.25%, 12/20/2044	1,262,617	1,152,272
Pool # BZ1777, 4.00%, 3/20/2045	333,848	307,291
Pool # BY6444, 2.50%, 11/20/2045	289,598	241,738
Pool # BZ8502, 2.50%, 12/20/2045	1,262,189	1,052,772
Pool # BZ8503, 2.50%, 12/20/2045	787,148	656,062
Pool # AK8803, 4.00%, 3/20/2046	736,603	669,152
Pool # BZ1663, 4.00%, 7/20/2046	1,038,304	954,142
Pool # AS8110, 3.75%, 8/20/2046	1,468,058	1,317,031
Pool # AY2378, 3.25%, 2/20/2047	247,065	218,372
Pool # AY2381, 4.25%, 7/20/2047	762,963	705,279
Pool # BZ1769, 3.00%, 8/20/2047	1,272,023	1,107,112
Pool # BZ1654, 3.00%, 9/20/2047	634,690	554,841
Pool # AY2388, 4.25%, 9/20/2047	2,522,260	2,331,575
Pool # BD3185, 4.00%, 10/20/2047	7,553,048	6,852,763
Pool # BZ1660, 3.50%, 11/20/2047	1,116,973	985,000
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # BZ1772, 3.50%, 11/20/2047	2,769,458	2,425,442
Pool # BZ1776, 4.00%, 11/20/2047	1,358,795	1,237,048
Pool # AY2392, 4.25%, 11/20/2047	2,838,299	2,620,376
Pool # BE4662, 4.00%, 12/20/2047	10,114,848	9,310,921
Pool # BB8795, 4.00%, 1/20/2048	1,940,713	1,754,817
Pool # AY2395, 4.25%, 1/20/2048	1,814,438	1,678,328
Pool # AY2404, 4.25%, 5/20/2048	2,892,328	2,673,525
Pool # BG6360, 5.00%, 5/20/2048	1,606,248	1,598,653
Pool # BF2645, 5.50%, 5/20/2048	308,665	310,857
Pool # AY2405, 4.25%, 6/20/2048	3,510,483	3,247,118
Pool # BD0531, 5.00%, 6/20/2048	409,402	402,941
Pool # BD0532, 5.00%, 6/20/2048	478,916	466,007
Pool # BF2971, 5.00%, 6/20/2048	799,880	781,718
Pool # AY2407, 4.25%, 7/20/2048	1,420,971	1,313,473
Pool # AY2408, 4.50%, 7/20/2048	654,232	616,822
Pool # BG7397, 4.50%, 7/20/2048	728,080	691,420
Pool # BF3017, 5.00%, 7/20/2048	784,090	767,858
Pool # AY2409, 4.25%, 8/20/2048	1,286,999	1,188,101
Pool # AY2410, 4.50%, 8/20/2048	766,873	723,022
Pool # BD0550, 5.00%, 8/20/2048	632,032	620,926
Pool # BG7389, 5.00%, 8/20/2048	748,661	732,664
Pool # BG7391, 5.00%, 8/20/2048	637,789	628,852
Pool # AY2412, 4.50%, 9/20/2048	3,637,795	3,429,796
Pool # 784626, 4.50%, 10/20/2048	422,841	398,837
Pool # BI4488, 4.50%, 11/20/2048	667,915	630,811
Pool # BK2585, 5.00%, 11/20/2048	173,627	171,054
Pool # BK2586, 5.00%, 11/20/2048	389,146	383,666
Pool # BI6431, 4.50%, 12/20/2048	1,013,663	966,537
Pool # BI6669, 4.50%, 12/20/2048	814,906	779,792
Pool # BH3133, 5.00%, 12/20/2048	1,657,978	1,618,942
Pool # BJ7083, 5.00%, 12/20/2048	139,444	136,090
Pool # BJ7084, 5.00%, 12/20/2048	864,296	853,144
Pool # BK7169, 5.00%, 12/20/2048	636,546	626,546
Pool # BJ1334, 5.00%, 1/20/2049	1,413,351	1,379,965
Pool # BJ9641, 5.00%, 1/20/2049	990,157	990,563
Pool # BJ9642, 5.00%, 1/20/2049	880,386	880,099
Pool # BJ9824, 4.50%, 2/20/2049	1,809,281	1,705,890
Pool # BJ9825, 4.50%, 2/20/2049	787,807	742,784
Pool # BK7188, 4.50%, 2/20/2049	806,522	765,269
Pool # BJ9630, 5.00%, 2/20/2049	300,585	294,784
Pool # BJ9633, 5.00%, 2/20/2049	407,821	399,860
Pool # BK7189, 5.00%, 2/20/2049	870,214	859,999
Pool # BK7198, 4.50%, 3/20/2049	666,132	625,242
Pool # BL6765, 5.50%, 5/20/2049	1,239,892	1,250,662
Pool # BN0907, 4.50%, 6/20/2049	698,462	658,584
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BN1498, 5.00%, 6/20/2049	962,761	939,738
Pool # BN1499, 5.00%, 6/20/2049	1,763,343	1,727,131
Pool # BN1500, 5.50%, 6/20/2049	539,570	544,675
Pool # BN2627, 4.00%, 7/20/2049	1,639,686	1,490,636
Pool # BN2628, 4.00%, 7/20/2049	1,640,873	1,490,767
Pool # BO0521, 4.00%, 7/20/2049	307,905	282,180
Pool # BM9692, 4.50%, 7/20/2049	472,504	444,264
Pool # BN0879, 5.00%, 7/20/2049	164,480	161,492
Pool # BO3160, 5.00%, 7/20/2049	585,492	581,048
Pool # BP4237, 5.00%, 7/20/2049	669,696	665,190
Pool # BP4238, 5.00%, 7/20/2049	216,078	216,090
Pool # BP4240, 5.00%, 7/20/2049	632,468	634,216
Pool # BP4241, 5.00%, 7/20/2049	669,593	670,318
Pool # BP4242, 5.00%, 7/20/2049	315,141	319,466
Pool # BL9354, 4.00%, 8/20/2049	1,151,382	1,045,542
Pool # BM2327, 4.00%, 8/20/2049	511,591	457,337
Pool # BM2418, 4.00%, 8/20/2049	992,531	915,267
Pool # BN0884, 4.00%, 8/20/2049	285,328	259,364
Pool # BN0889, 4.50%, 8/20/2049	200,278	188,830
Pool # BN7048, 4.50%, 8/20/2049	1,966,960	1,854,176
Pool # BN7049, 4.50%, 8/20/2049	2,715,740	2,579,599
Pool # BN0890, 5.00%, 8/20/2049	252,248	249,132
Pool # BN0891, 5.00%, 8/20/2049	338,122	332,575
Pool # BN0893, 5.00%, 8/20/2049	362,022	356,091
Pool # BO3257, 5.00%, 8/20/2049	551,776	546,697
Pool # BP4290, 5.00%, 8/20/2049	526,830	517,684
Pool # BP4291, 5.00%, 8/20/2049	446,224	437,363
Pool # BP4292, 5.00%, 8/20/2049	1,378,321	1,354,541
Pool # BP4293, 5.00%, 8/20/2049	1,120,651	1,102,759
Pool # BP4294, 5.00%, 8/20/2049	633,022	630,513
Pool # BN0896, 4.00%, 9/20/2049	1,130,658	1,025,901
Pool # BI0930, 4.50%, 9/20/2049	1,286,762	1,255,196
Pool # BM9714, 4.50%, 9/20/2049	117,958	113,650
Pool # 784810, 5.00%, 9/20/2049	2,784,272	2,708,730
Pool # AC2995, 5.00%, 9/20/2049	1,466,551	1,471,566
Pool # BP2853, 5.00%, 9/20/2049	836,312	822,979
Pool # BP8644, 5.00%, 9/20/2049	846,543	833,036
Pool # BP8645, 5.00%, 9/20/2049	508,518	500,183
Pool # BQ3138, 4.00%, 10/20/2049	699,393	635,415
Pool # AC2994, 4.50%, 10/20/2049	459,056	441,009
Pool # BQ9513, 3.50%, 11/20/2049	980,075	868,735
Pool # BQ3791, 4.00%, 11/20/2049	1,149,507	1,039,608
Pool # BR2638, 4.00%, 11/20/2049	264,033	239,992
Pool # 784847, 4.50%, 11/20/2049	2,701,317	2,531,279
Pool # BP2896, 4.50%, 11/20/2049	897,262	849,893
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # BP7772, 4.50%, 11/20/2049	309,134	298,481
Pool # BP8665, 4.50%, 11/20/2049	327,873	309,079
Pool # BP8666, 4.50%, 11/20/2049	1,142,518	1,077,295
Pool # BP8667, 5.00%, 11/20/2049	576,297	566,842
Pool # BP8668, 5.00%, 11/20/2049	342,264	336,657
Pool # BR1542, 5.00%, 11/20/2049	751,704	735,540
Pool # BP8669, 5.50%, 11/20/2049	225,776	227,264
Pool # BP7668, 3.50%, 12/20/2049	4,813,612	4,281,600
Pool # BP7795, 3.50%, 12/20/2049	1,490,718	1,322,344
Pool # BP8670, 3.50%, 12/20/2049	401,491	354,186
Pool # BL9372, 4.00%, 12/20/2049	573,807	519,400
Pool # BP5516, 4.00%, 12/20/2049	586,187	542,043
Pool # BP8672, 4.00%, 12/20/2049	540,413	491,517
Pool # BP8673, 4.00%, 12/20/2049	703,521	639,581
Pool # BP8674, 4.00%, 12/20/2049	901,303	818,330
Pool # BQ3790, 4.00%, 12/20/2049	3,320,896	2,975,233
Pool # BJ9866, 4.50%, 12/20/2049	2,037,577	1,921,045
Pool # BL9374, 4.50%, 12/20/2049	133,338	129,097
Pool # BP8676, 4.50%, 12/20/2049	497,051	468,543
Pool # BP8677, 4.50%, 12/20/2049	1,394,091	1,314,505
Pool # BP8678, 5.00%, 12/20/2049	700,271	689,107
Pool # BP8679, 5.50%, 12/20/2049	731,498	738,252
Pool # BP8021, 3.50%, 1/20/2050	1,434,883	1,298,186
Pool # BP8681, 3.50%, 1/20/2050	1,153,611	1,010,315
Pool # BL9379, 4.00%, 1/20/2050	2,125,604	1,922,368
Pool # BP8682, 4.00%, 1/20/2050	1,002,721	912,165
Pool # BP8683, 4.00%, 1/20/2050	840,162	763,782
Pool # BT0281, 4.00%, 1/20/2050	2,334,945	2,187,733
Pool # BP8688, 4.50%, 1/20/2050	1,619,414	1,526,905
Pool # BR0539, 4.50%, 1/20/2050	1,161,885	1,100,506
Pool # BP8020, 3.50%, 2/20/2050	672,938	609,327
Pool # BP8022, 3.50%, 2/20/2050	1,051,795	945,975
Pool # BQ1338, 4.00%, 2/20/2050	2,295,521	2,076,034
Pool # BQ7054, 4.00%, 2/20/2050	1,658,339	1,506,583
Pool # BQ7057, 4.25%, 2/20/2050	793,769	724,658
Pool # BS8384, 5.00%, 2/20/2050	1,070,655	1,059,634
Pool # BS8400, 3.00%, 3/20/2050	3,614,425	3,144,377
Pool # BT0397, 3.00%, 3/20/2050	504,804	439,373
Pool # BQ4110, 3.50%, 3/20/2050	4,184,648	3,814,095
Pool # BS5879, 3.50%, 3/20/2050	612,730	541,017
Pool # BS8411, 3.50%, 3/20/2050	2,619,199	2,305,204
Pool # BT0399, 3.50%, 3/20/2050	930,386	814,693
Pool # BT3628, 3.50%, 3/20/2050	1,634,580	1,498,495
Pool # BT3629, 3.50%, 3/20/2050	699,006	637,036
Pool # BT8043, 3.50%, 3/20/2050	1,003,594	893,511
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	59

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BT8044, 3.50%, 3/20/2050	2,347,116	2,083,762
Pool # BT8045, 3.50%, 3/20/2050	3,160,383	2,792,321
Pool # BT8046, 3.50%, 3/20/2050	3,885,702	3,437,721
Pool # BT8047, 3.50%, 3/20/2050	2,745,603	2,473,359
Pool # BT8048, 3.50%, 3/20/2050	2,582,352	2,355,897
Pool # BS5873, 4.00%, 3/20/2050	426,723	386,263
Pool # BS5874, 4.00%, 3/20/2050	1,866,072	1,693,139
Pool # BQ7064, 3.50%, 4/20/2050	567,246	500,405
Pool # BT3736, 3.50%, 4/20/2050	1,433,383	1,265,627
Pool # BU3072, 5.00%, 4/20/2050	674,009	674,558
Pool # BQ4098, 3.00%, 5/20/2050	4,829,930	4,210,300
Pool # BR3899, 3.00%, 5/20/2050	732,588	637,593
Pool # BT4019, 3.00%, 5/20/2050	2,966,275	2,581,840
Pool # BQ7069, 3.25%, 5/20/2050	1,282,413	1,119,415
Pool # BQ7083, 3.25%, 5/20/2050	141,537	123,168
Pool # BS7609, 3.50%, 5/20/2050	2,375,387	2,080,133
Pool # BT3843, 3.50%, 5/20/2050	1,023,807	913,862
Pool # BV2935, 4.50%, 5/20/2050	551,222	539,052
Pool # BV6609, 4.50%, 5/20/2050	193,398	187,340
Pool # BV6631, 4.50%, 5/20/2050	1,160,944	1,116,804
Pool # BV6670, 4.50%, 5/20/2050	384,665	370,230
Pool # MA6661, 5.50%, 5/20/2050	61,870	62,786
Pool # BT4096, 3.00%, 6/20/2050	3,499,166	3,026,802
Pool # BU7682, 3.00%, 6/20/2050	3,032,944	2,669,832
Pool # BQ7084, 3.25%, 6/20/2050	1,863,077	1,626,198
Pool # BV8680, 3.50%, 6/20/2050	1,262,447	1,115,460
Pool # BV8683, 3.50%, 6/20/2050	646,206	570,584
Pool # BV8684, 3.50%, 6/20/2050	1,122,247	990,250
Pool # BV8685, 3.50%, 6/20/2050	1,172,208	1,026,591
Pool # BQ7086, 4.00%, 6/20/2050	2,153,082	1,954,790
Pool # BQ7092, 4.00%, 6/20/2050	1,718,323	1,570,581
Pool # BR3901, 4.00%, 6/20/2050	734,052	663,860
Pool # BT4070, 4.00%, 6/20/2050	479,571	442,839
Pool # BV8688, 4.00%, 6/20/2050	1,212,023	1,099,693
Pool # BQ7087, 4.25%, 6/20/2050	552,763	511,234
Pool # BV2372, 4.50%, 6/20/2050	712,261	674,616
Pool # BV6632, 4.50%, 6/20/2050	1,927,850	1,865,090
Pool # BQ7088, 5.00%, 6/20/2050	590,549	576,263
Pool # BV8696, 3.00%, 7/20/2050	2,243,860	1,953,064
Pool # BV8711, 3.00%, 7/20/2050	2,374,461	2,066,734
Pool # BV8727, 3.00%, 7/20/2050	1,418,853	1,241,957
Pool # BW0561, 3.00%, 7/20/2050	1,050,132	899,144
Pool # BQ7085, 3.25%, 7/20/2050	3,660,558	3,195,416
Pool # BV8699, 3.50%, 7/20/2050	1,423,572	1,257,836
Pool # BV8700, 3.50%, 7/20/2050	1,270,629	1,112,668
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # BV8716, 3.50%, 7/20/2050	1,598,433	1,399,861
Pool # BQ7097, 4.00%, 7/20/2050	2,649,757	2,401,097
Pool # BU7564, 4.00%, 7/20/2050	1,393,190	1,259,971
Pool # BV8702, 4.00%, 7/20/2050	658,184	597,570
Pool # BW5975, 4.00%, 7/20/2050	529,382	478,763
Pool # BW5994, 4.00%, 7/20/2050	705,805	659,746
Pool # BV2395, 4.50%, 7/20/2050	794,311	754,994
Pool # BV8722, 2.50%, 8/20/2050	2,472,706	2,062,049
Pool # BV8726, 3.00%, 8/20/2050	613,966	534,309
Pool # BX4922, 3.00%, 8/20/2050	160,800	140,000
Pool # BX4923, 3.00%, 8/20/2050	2,031,066	1,767,953
Pool # BW1746, 3.25%, 8/20/2050	3,101,499	2,707,259
Pool # BR3911, 3.50%, 8/20/2050	3,208,749	2,810,154
Pool # BV2402, 3.50%, 8/20/2050	4,338,900	3,797,301
Pool # BX4927, 3.50%, 8/20/2050	525,737	463,805
Pool # BX4928, 3.50%, 8/20/2050	1,567,489	1,372,817
Pool # BX4939, 3.50%, 8/20/2050	2,214,188	1,955,047
Pool # BW1747, 4.00%, 8/20/2050	565,359	512,306
Pool # BW7383, 4.00%, 8/20/2050	2,787,945	2,555,674
Pool # BX6092, 4.00%, 8/20/2050	2,012,170	1,844,525
Pool # BX6093, 4.00%, 8/20/2050	4,483,326	4,070,457
Pool # BW0559, 4.50%, 8/20/2050	602,088	565,121
Pool # BW7033, 4.50%, 8/20/2050	300,241	284,276
Pool # BZ1653, 3.00%, 9/20/2050	278,783	242,964
Pool # BW1757, 3.25%, 9/20/2050	3,013,320	2,630,442
Pool # BR3917, 3.50%, 9/20/2050	6,391,506	5,597,542
Pool # BU7559, 3.50%, 9/20/2050	3,715,221	3,253,364
Pool # BW1718, 3.50%, 9/20/2050	2,660,979	2,346,346
Pool # BW1758, 3.50%, 9/20/2050	1,739,824	1,535,146
Pool # BX4956, 3.50%, 9/20/2050	1,878,316	1,659,584
Pool # BY3407, 3.50%, 9/20/2050	2,432,019	2,148,797
Pool # BY3408, 3.50%, 9/20/2050	846,754	747,652
Pool # BY3432, 3.50%, 9/20/2050	2,479,318	2,169,840
Pool # BR3918, 4.00%, 9/20/2050	510,670	461,842
Pool # BW1759, 4.00%, 9/20/2050	1,174,716	1,065,832
Pool # BX3717, 4.00%, 9/20/2050	452,118	410,836
Pool # BX3718, 4.00%, 9/20/2050	614,372	557,678
Pool # BW7043, 4.50%, 9/20/2050	771,380	730,611
Pool # BW1760, 4.75%, 9/20/2050	947,525	908,532
Pool # BX4971, 2.50%, 10/20/2050	1,176,785	981,302
Pool # BY6410, 2.50%, 10/20/2050	867,823	723,692
Pool # BW1771, 3.00%, 10/20/2050	1,247,824	1,085,915
Pool # BW1772, 3.25%, 10/20/2050	1,143,581	998,168
Pool # BU7550, 3.50%, 10/20/2050	4,920,290	4,306,069
Pool # BW1773, 3.50%, 10/20/2050	1,036,799	915,435
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BY6416, 3.50%, 10/20/2050	1,428,260	1,261,938
Pool # BZ1658, 3.50%, 10/20/2050	582,979	514,952
Pool # BY6421, 4.00%, 10/20/2050	765,612	692,395
Pool # BZ1662, 4.00%, 10/20/2050	634,410	577,623
Pool # BW1774, 4.25%, 10/20/2050	785,867	725,568
Pool # BY6440, 2.50%, 11/20/2050	1,702,511	1,419,755
Pool # BY6441, 2.50%, 11/20/2050	1,643,317	1,369,474
Pool # BY6443, 2.50%, 11/20/2050	1,554,032	1,292,501
Pool # BY6445, 2.50%, 11/20/2050	1,687,772	1,407,384
Pool # BY6447, 3.00%, 11/20/2050	2,549,232	2,221,504
Pool # BZ2574, 3.00%, 11/20/2050	733,855	638,726
Pool # BZ3559, 3.00%, 11/20/2050	698,036	607,547
Pool # BZ2575, 3.25%, 11/20/2050	2,509,692	2,190,649
Pool # BY6453, 3.50%, 11/20/2050	723,630	640,632
Pool # BY6454, 3.50%, 11/20/2050	1,564,986	1,383,619
Pool # BY6455, 3.50%, 11/20/2050	1,076,914	951,511
Pool # BY6456, 3.50%, 11/20/2050	620,710	553,920
Pool # BZ1771, 3.50%, 11/20/2050	1,524,726	1,335,143
Pool # BZ3527, 3.50%, 11/20/2050	3,809,414	3,359,012
Pool # BZ3560, 3.50%, 11/20/2050	535,722	469,106
Pool # BY5559, 4.00%, 11/20/2050	3,253,671	2,940,997
Pool # BY6457, 4.00%, 11/20/2050	510,021	465,571
Pool # BY6458, 4.00%, 11/20/2050	477,324	433,400
Pool # BZ2576, 4.00%, 11/20/2050	2,417,326	2,190,479
Pool # BY7851, 4.50%, 11/20/2050	1,300,886	1,232,217
Pool # BZ1779, 4.50%, 11/20/2050	484,756	458,538
Pool # BS8546, 2.50%, 12/20/2050	4,171,993	3,455,272
Pool # BZ8499, 2.50%, 12/20/2050	1,297,831	1,085,297
Pool # BZ8500, 2.50%, 12/20/2050	1,606,281	1,341,836
Pool # BZ8501, 2.50%, 12/20/2050	1,864,102	1,554,452
Pool # BZ8505, 2.50%, 12/20/2050	950,065	791,760
Pool # BZ8507, 2.50%, 12/20/2050	2,401,170	2,002,406
Pool # BZ2590, 3.25%, 12/20/2050	2,082,268	1,817,570
Pool # BZ2591, 3.50%, 12/20/2050	892,555	789,101
Pool # BZ2592, 3.50%, 12/20/2050	1,177,010	1,039,234
Pool # BZ8515, 3.50%, 12/20/2050	1,378,837	1,219,080
Pool # BZ8516, 3.50%, 12/20/2050	567,488	501,272
Pool # BZ1775, 4.00%, 12/20/2050	1,317,699	1,202,157
Pool # BZ6501, 4.00%, 12/20/2050	3,305,530	2,987,870
Pool # BZ8495, 4.00%, 12/20/2050	1,071,579	969,117
Pool # BY7873, 4.50%, 12/20/2050	595,052	563,425
Pool # CB4508, 5.00%, 12/20/2050	503,976	495,677
Pool # BZ8530, 2.50%, 1/20/2051	914,106	757,646
Pool # CB4502, 3.00%, 1/20/2051	993,633	864,766
Pool # CB4503, 3.00%, 1/20/2051	1,043,048	907,970
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # BZ2606, 3.25%, 1/20/2051	1,693,475	1,478,492
Pool # 785294, 3.50%, 1/20/2051	8,420,959	7,261,028
Pool # BY7890, 3.50%, 1/20/2051	8,276,069	7,243,427
Pool # BZ8541, 3.50%, 1/20/2051	722,083	637,189
Pool # BZ8542, 3.50%, 1/20/2051	427,275	373,213
Pool # CB1505, 3.50%, 1/20/2051	8,585,933	7,571,432
Pool # CB4504, 3.50%, 1/20/2051	1,222,086	1,079,809
Pool # BZ2614, 4.00%, 1/20/2051	490,530	443,602
Pool # BZ8544, 4.00%, 1/20/2051	655,773	596,220
Pool # CB2357, 4.00%, 1/20/2051	1,079,447	996,351
Pool # CB4506, 4.00%, 1/20/2051	817,940	760,936
Pool # CB1543, 3.00%, 2/20/2051	4,935,007	4,293,156
Pool # CB3225, 3.25%, 2/20/2051	749,461	654,269
Pool # CA9001, 3.50%, 2/20/2051	6,286,471	5,502,062
Pool # CB3226, 3.50%, 2/20/2051	650,991	575,554
Pool # CB4521, 3.50%, 2/20/2051	1,070,945	953,570
Pool # CB4522, 3.50%, 2/20/2051	791,182	717,177
Pool # CB4524, 4.00%, 2/20/2051	974,090	885,320
Pool # CA8994, 4.50%, 2/20/2051	1,079,773	1,022,499
Pool # CB4433, 3.00%, 3/20/2051	2,774,156	2,375,932
Pool # CB3240, 3.25%, 3/20/2051	684,429	595,099
Pool # CB3242, 3.50%, 3/20/2051	1,629,890	1,437,276
Pool # CB4538, 3.50%, 3/20/2051	955,395	844,167
Pool # CB3253, 3.25%, 4/20/2051	916,744	800,394
Pool # CB3254, 3.50%, 4/20/2051	1,461,843	1,292,454
Pool # CB3255, 3.50%, 4/20/2051	1,455,140	1,285,706
Pool # CB3256, 3.50%, 4/20/2051	2,071,794	1,826,952
Pool # CC9816, 3.00%, 5/20/2051	2,055,374	1,801,885
Pool # CD0432, 3.50%, 5/20/2051	1,520,930	1,344,683
Pool # CD0433, 3.50%, 5/20/2051	1,415,712	1,250,867
Pool # CD0434, 3.50%, 5/20/2051	1,855,109	1,635,879
Pool # CC9825, 2.50%, 6/20/2051	1,256,050	1,047,394
Pool # CC9826, 2.50%, 6/20/2051	1,681,802	1,401,535
Pool # CC9831, 3.00%, 6/20/2051	1,192,555	1,038,102
Pool # CD0442, 3.50%, 6/20/2051	1,424,703	1,259,604
Pool # CD0443, 3.50%, 6/20/2051	1,006,837	889,600
Pool # CD0444, 3.50%, 6/20/2051	908,490	801,649
Pool # CC9835, 4.00%, 6/20/2051	841,112	765,191
Pool # CC9836, 4.00%, 6/20/2051	445,621	404,474
Pool # CC9837, 4.00%, 6/20/2051	513,003	464,857
Pool # CD0454, 3.50%, 7/20/2051	1,979,174	1,733,174
Pool # CE9918, 3.50%, 7/20/2051	1,723,957	1,523,248
Pool # CE9919, 3.50%, 7/20/2051	836,581	738,704
Pool # CE9920, 3.50%, 7/20/2051	579,078	514,109
Pool # CE9923, 4.00%, 7/20/2051	937,823	849,841
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	61

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CE9932, 3.00%, 8/20/2051	1,769,911	1,548,654
Pool # CD0461, 3.50%, 8/20/2051	928,875	820,721
Pool # CE9935, 3.50%, 8/20/2051	854,035	754,620
Pool # CE9936, 3.50%, 8/20/2051	1,010,479	889,452
Pool # CE9937, 3.50%, 8/20/2051	586,492	521,160
Pool # CE9939, 4.00%, 8/20/2051	529,227	480,200
Pool # MA7590, 3.00%, 9/20/2051	14,045,536	12,230,514
Pool # CD0469, 3.50%, 9/20/2051	1,663,782	1,466,112
Pool # CG4129, 3.50%, 9/20/2051	2,050,720	1,810,783
Pool # CG4130, 3.50%, 9/20/2051	2,374,565	2,080,791
Pool # CH0092, 3.50%, 9/20/2051	4,895,262	4,288,264
Pool # 786522, 3.50%, 10/20/2051	16,102,707	14,119,060
Pool # CD0476, 3.50%, 10/20/2051	1,034,358	913,909
Pool # CD0477, 3.50%, 10/20/2051	1,393,665	1,229,756
Pool # CH0834, 3.50%, 10/20/2051	671,770	593,928
Pool # CH0835, 3.50%, 10/20/2051	905,215	799,822
Pool # CH0836, 3.50%, 10/20/2051	1,140,207	1,006,810
Pool # CH0837, 3.50%, 10/20/2051	773,413	682,467
Pool # CH0838, 3.50%, 10/20/2051	886,742	776,486
Pool # CH1339, 3.50%, 10/20/2051	2,642,358	2,381,380
Pool # CH2907, 3.50%, 10/20/2051	3,864,152	3,445,944
Pool # CH0840, 4.00%, 10/20/2051	1,150,819	1,045,663
Pool # CH0841, 4.00%, 10/20/2051	1,167,843	1,057,279
Pool # CH0848, 3.00%, 11/20/2051	1,265,441	1,102,817
Pool # CH0849, 3.00%, 11/20/2051	2,282,222	1,986,256
Pool # CH0850, 3.00%, 11/20/2051	1,357,934	1,181,878
Pool # CH0851, 3.00%, 11/20/2051	1,269,252	1,104,759
Pool # CH0852, 3.00%, 11/20/2051	2,129,561	1,866,876
Pool # CI0076, 3.00%, 11/20/2051	889,026	773,758
Pool # 787205, 3.50%, 11/20/2051	12,691,737	11,159,897
Pool # CI0077, 3.50%, 11/20/2051	692,598	610,090
Pool # CI0078, 3.50%, 11/20/2051	1,645,174	1,450,747
Pool # CI9257, 3.50%, 11/20/2051	3,556,639	3,112,798
Pool # 787112, 2.50%, 12/20/2051	11,442,344	9,558,045
Pool # CH0860, 3.00%, 12/20/2051	590,426	514,694
Pool # CH0861, 3.00%, 12/20/2051	2,428,312	2,113,327
Pool # CH0862, 3.00%, 12/20/2051	1,143,389	995,152
Pool # CH0864, 3.00%, 12/20/2051	1,004,547	873,884
Pool # CH0868, 3.50%, 12/20/2051	1,421,639	1,254,508
Pool # CH7863, 3.50%, 12/20/2051	2,146,144	1,888,937
Pool # CH0871, 4.00%, 12/20/2051	900,632	817,965
Pool # CI0090, 2.50%, 1/20/2052	998,620	833,856
Pool # CI0092, 3.00%, 1/20/2052	1,448,242	1,260,344
Pool # CJ3916, 3.00%, 1/20/2052	7,367,838	6,571,231
Pool # CK4908, 3.00%, 1/20/2052	2,797,185	2,434,117
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # CK4909, 3.00%, 1/20/2052	1,744,198	1,517,844
Pool # CK4916, 3.00%, 1/20/2052	3,426,850	2,982,506
Pool # CI0093, 3.50%, 1/20/2052	1,033,628	910,058
Pool # CI0094, 3.50%, 1/20/2052	2,114,271	1,851,031
Pool # CK1583, 3.50%, 1/20/2052	3,215,675	2,831,256
Pool # CK4918, 3.50%, 1/20/2052	1,237,204	1,089,320
Pool # CK7137, 4.00%, 1/20/2052	6,812,786	6,075,181
Pool # CK2667, 3.00%, 2/20/2052	4,935,970	4,295,946
Pool # CM2170, 3.00%, 3/20/2052	8,181,295	7,104,932
Pool # CI0110, 3.50%, 3/20/2052	1,217,463	1,065,938
Pool # CL1777, 3.50%, 3/20/2052	2,400,063	2,122,413
Pool # CL1778, 3.50%, 3/20/2052	1,363,646	1,200,136
Pool # CL1827, 3.50%, 3/20/2052	5,338,375	4,700,180
Pool # CL1828, 3.50%, 3/20/2052	6,099,360	5,365,879
Pool # CL1829, 3.50%, 3/20/2052	2,650,104	2,320,270
Pool # CM1692, 3.50%, 3/20/2052	4,831,850	4,171,218
Pool # CM2218, 3.50%, 3/20/2052	1,725,549	1,519,259
Pool # CM2221, 3.50%, 3/20/2052	4,058,130	3,591,664
Pool # CI0111, 4.00%, 3/20/2052	1,181,051	1,067,903
Pool # 788236, 4.50%, 3/20/2052	12,193,476	11,413,130
Pool # 787010, 3.50%, 4/20/2052	16,825,089	14,840,060
Pool # CN3435, 4.50%, 4/20/2052	924,683	869,454
Pool # CN3436, 4.50%, 4/20/2052	4,798,428	4,497,172
Pool # CO4826, 5.00%, 6/20/2052	4,057,625	3,947,628
Pool # CO5339, 5.00%, 6/20/2052	4,090,734	3,979,836
Pool # CU7301, 2.50%, 7/20/2052	7,261,394	5,975,364
Pool # MA8148, 3.00%, 7/20/2052	6,811,340	5,939,411
Pool # MA8263, 2.00%, 9/20/2052	11,982,537	9,651,390
Pool # MA8342, 2.00%, 10/20/2052	2,015,026	1,620,683
Pool # MA8343, 2.50%, 10/20/2052	11,098,060	9,295,517
Pool # MA8346, 4.00%, 10/20/2052	18,185,282	16,711,417
Pool # MA8422, 2.00%, 11/20/2052	2,640,950	2,124,453
Pool # MA8423, 2.50%, 11/20/2052	9,893,024	8,290,059
Pool # MA8563, 2.00%, 1/20/2053	1,897,203	1,534,703
Pool # MA8564, 2.50%, 1/20/2053	37,107,356	31,084,837
Pool # CQ8079, 5.50%, 1/20/2053	1,547,122	1,556,688
Pool # CS4546, 5.00%, 2/20/2053	1,684,446	1,641,985
Pool # CR2499, 5.50%, 2/20/2053	2,530,230	2,533,300
Pool # CS4547, 5.50%, 2/20/2053	785,233	791,895
Pool # MA8720, 2.50%, 3/20/2053	1,035,335	866,290
Pool # MA8721, 3.00%, 3/20/2053	11,060,252	9,666,212
Pool # CS4560, 5.50%, 3/20/2053	2,009,963	2,017,452
Pool # CS4561, 6.00%, 3/20/2053	760,420	788,399
Pool # MA8795, 2.50%, 4/20/2053	1,664,317	1,395,667
Pool # 786842, 4.00%, 4/20/2053	12,478,323	11,410,383
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CM6940, 5.50%, 4/20/2053	3,103,205	3,110,944
Pool # CS4573, 5.50%, 4/20/2053	648,614	651,034
Pool # CT3981, 5.50%, 4/20/2053	809,758	817,015
Pool # CT3982, 5.50%, 4/20/2053	869,544	876,263
Pool # CT3983, 5.50%, 4/20/2053	1,118,195	1,122,360
Pool # MA8873, 2.50%, 5/20/2053	16,907,326	14,163,487
Pool # CS4586, 5.50%, 5/20/2053	2,185,292	2,193,443
Pool # CU6671, 5.50%, 6/20/2053	2,495,994	2,505,290
Pool # MA9011, 2.50%, 7/20/2053	8,305,274	6,959,969
Pool # CU6685, 5.50%, 7/20/2053	1,577,418	1,583,293
Pool # CV6856, 5.50%, 7/20/2053	1,190,713	1,193,700
Pool # CU6686, 6.00%, 7/20/2053	890,528	912,382
Pool # CU6687, 6.50%, 7/20/2053	2,995,396	3,132,835
Pool # CV0173, 6.50%, 7/20/2053	1,133,299	1,191,056
Pool # MA9102, 3.50%, 8/20/2053	7,379,353	6,570,952
Pool # CU6696, 6.00%, 8/20/2053	1,161,892	1,193,286
Pool # CU6697, 6.50%, 8/20/2053	1,190,808	1,241,910
Pool # CU6708, 5.50%, 9/20/2053	1,164,182	1,168,519
Pool # MA9299, 2.50%, 10/20/2053	3,608,008	3,024,350
Pool # MA9419, 3.50%, 1/20/2054	2,785,394	2,507,713
Pool # MA9483, 3.00%, 2/20/2054	10,621,785	9,318,982
Pool # MA9484, 3.50%, 2/20/2054	2,210,753	1,961,300
Pool # CX5712, 6.50%, 2/20/2054	2,907,360	3,090,555
Pool # CX5713, 7.00%, 2/20/2054	4,202,246	4,453,839
Pool # DC4164, 4.50%, 5/20/2054	8,790,615	8,082,452
Pool # MA9719, 2.50%, 6/20/2054	2,910,494	2,440,542
Pool # MA9774, 3.00%, 7/20/2054	9,626,622	8,430,645
Pool # DA2547, 6.50%, 7/20/2054	812,717	844,692
Pool # DD0108, 6.50%, 7/20/2054	4,214,559	4,480,133
Pool # DA2550, 7.00%, 7/20/2054	1,344,136	1,397,602
Pool # DD0109, 7.00%, 7/20/2054	1,152,048	1,221,026
Pool # MA9846, 3.00%, 8/20/2054	5,004,045	4,378,498
Pool # DD0096, 6.50%, 8/20/2054	3,860,683	4,103,961
Pool # DD0094, 7.00%, 8/20/2054	4,412,817	4,677,030
Pool # DE2909, 6.00%, 9/20/2054	1,118,879	1,159,570
Pool # DD0079, 7.00%, 9/20/2054	3,431,431	3,636,885
Pool # DD0080, 7.50%, 9/20/2054	2,236,380	2,391,226
Pool # DC3332, 6.50%, 11/20/2054	3,346,236	3,522,430
Pool # DF2930, 7.50%, 12/20/2054	3,491,082	3,732,807
Pool # DI1018, 6.00%, 7/20/2055	3,187,162	3,260,241
Pool # DJ6140, 6.50%, 7/20/2055	1,614,289	1,716,589
Pool # DL3308, 6.50%, 8/20/2055	1,978,382	2,080,193
Pool # DL8783, 6.50%, 8/20/2055	4,452,985	4,681,553
Pool # DL2983, 6.00%, 9/20/2055	2,510,885	2,594,755
Pool # DM2061, 6.00%, 9/20/2055	5,023,406	5,077,944
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # DL2982, 6.50%, 9/20/2055	6,613,583	7,032,685
Pool # DM6293, 6.50%, 9/20/2055	5,173,892	5,482,344
Pool # MB0680, 2.50%, 10/20/2055	15,540,557	13,013,370
Pool # DM2069, 6.00%, 10/20/2055	1,040,072	1,077,454
Pool # DN6001, 6.50%, 10/20/2055	4,856,060	5,047,555
Pool # DM2075, 5.50%, 11/20/2055	6,043,453	6,051,801
Pool # MB0808, 2.50%, 12/20/2055	4,318,863	3,620,106
Pool # MB0866, 2.50%, 1/20/2056	5,264,212	4,405,911
Pool # 788620, 2.50%, 3/20/2056	22,953,268	19,268,964
Pool # MB1065, 2.50%, 4/20/2056	5,489,125	4,593,154
Pool # MB1137, 2.50%, 5/20/2056	10,710,201	8,977,384
Pool # MB1211, 2.50%, 6/20/2056	3,987,880	3,343,319
Pool # MB1338, 2.50%, 8/20/2056	1,631,979	1,367,078
Pool # MB1407, 2.50%, 9/20/2056	1,066,820	892,566
GNMA II, Other
Pool # AD0018, 3.75%, 12/20/2032	392,760	380,894
Pool # AH5895, 4.00%, 6/20/2034	151,920	146,873
Pool # 4285, 6.00%, 11/20/2038	13,571	13,598
Pool # BO1377, 3.75%, 2/20/2040	601,625	564,150
Pool # BO1378, 4.00%, 1/20/2041	833,611	789,885
Pool # CD7341, 3.50%, 7/20/2047	3,157,618	2,771,781
Pool # BS0536, 3.00%, 3/20/2048	2,167,753	1,875,301
Pool # BS0538, 4.00%, 12/20/2048	372,628	340,539
Pool # BS0539, 4.50%, 1/20/2049	259,925	244,055
Pool # MA6145, 3.50%, 9/20/2049	308,311	266,287
Pool # CE3912, 5.00%, 9/20/2049	2,893,318	2,820,181
Pool # BS0537, 3.50%, 12/20/2049	335,063	292,528
Pool # CI8475, 5.00%, 5/20/2050	4,522,980	4,408,804
Pool # DR8924, 2.50%, 6/20/2058	156,454	126,208
Pool # DR2401, 2.50%, 4/20/2059	329,819	266,060
Pool # DS7240, 4.00%, 8/20/2059	120,262	108,913
Pool # CX4040, 5.00%, 7/20/2063	613,646	596,732
Pool # CX7714, 5.00%, 9/20/2063	231,180	224,808
Pool # CX4106, 5.00%, 10/20/2063	169,553	164,879
Pool # CX4111, 5.00%, 10/20/2063	184,556	179,469
Pool # CX7719, 5.00%, 10/20/2063	550,210	535,044
Pool # CY0098, 5.00%, 10/20/2063	788,685	766,946
Pool # CY0134, 5.00%, 10/20/2063	914,207	889,007
Pool # 787496, 6.00%, 7/20/2064	3,931,930	3,994,945
Pool # 788087, 3.50%, 7/20/2065	15,734,587	13,891,626
Pool # 788066, 4.00%, 7/20/2065	16,592,922	15,091,981
Pool # 788557, 3.50%, 8/20/2065	10,076,383	8,758,504
Pool # DO5103, 4.50%, 9/20/2065	173,830	162,147
Pool # 788558, 4.00%, 11/20/2065	9,379,212	8,517,242
Pool # DR1780, 3.50%, 1/20/2066	163,499	142,114
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	63

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # DO6416, 4.50%, 1/20/2066	163,643	152,645
Pool # DR4696, 4.50%, 2/20/2066	209,916	195,808
Pool # DR2581, 4.50%, 3/20/2066	507,473	473,368
Pool # 788564, 3.50%, 4/20/2066	4,824,548	4,193,517
Pool # DR2580, 3.50%, 4/20/2066	1,773,150	1,541,227
Pool # DR5634, 4.00%, 4/20/2066	1,133,533	1,029,351
Pool # DR7905, 4.00%, 4/20/2066	371,083	334,896
Pool # 788583, 4.50%, 4/20/2066	5,981,677	5,579,660
Pool # DR1779, 4.50%, 4/20/2066	226,434	211,215
Pool # DR7388, 4.50%, 4/20/2066	171,489	159,963
Pool # DS4408, 4.50%, 4/20/2066	443,344	413,547
Pool # DS9651, 4.50%, 4/20/2066	233,573	217,875
Pool # DS6806, 3.00%, 5/20/2066	157,435	136,152
Pool # DS7357, 3.00%, 5/20/2066	139,712	120,823
Pool # DR5681, 3.50%, 5/20/2066	3,084,843	2,681,367
Pool # DR8356, 3.50%, 5/20/2066	1,968,528	1,711,051
Pool # DS7306, 3.50%, 5/20/2066	641,475	557,575
Pool # DR5683, 4.50%, 5/20/2066	835,367	778,184
Pool # DR8358, 4.50%, 5/20/2066	193,822	180,796
Pool # DS4508, 4.50%, 5/20/2066	172,510	160,915
Pool # DS7300, 4.50%, 5/20/2066	685,432	639,365
Pool # DT3117, 3.00%, 6/20/2066	1,292,537	1,120,995
Pool # DR5915, 3.50%, 6/20/2066	662,063	575,465
Pool # DS4507, 3.50%, 6/20/2066	470,144	408,647
Pool # DS5533, 3.50%, 6/20/2066	288,799	251,026
Pool # DT3118, 4.00%, 6/20/2066	445,041	404,138
Pool # DQ5146, 4.50%, 6/20/2066	1,026,264	957,288
Pool # 785863, 3.10%, 12/20/2071 (a)	11,641,324	10,378,990
Pool # CL8137, 3.17%, 3/20/2072 (a)	3,260,565	2,908,109
Pool # 786556, 4.65%, 1/20/2073 (a)	7,201,725	6,949,766
Total Mortgage-Backed Securities (Cost $3,827,117,529)		3,607,304,402
Collateralized Mortgage Obligations — 16.5%
Ajax Mortgage Loan Trust Series 2022-A, Class A1, 3.50%, 10/25/2061 (c) (d)	1,455,936	1,403,916
Alternative Loan Trust
Series 2004-J3, Class 4A1, 4.75%, 4/25/2019	6,508	6,487
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	222,136	222,991
Series 2005-1CB, Class 1A6, IF, IO, 3.32%, 3/25/2035 (a)	131,719	12,125
Series 2005-22T1, Class A2, IF, IO, 1.29%, 6/25/2035 (a)	1,245,269	56,855
Series 2005-20CB, Class 3A8, IF, IO, 0.97%, 7/25/2035 (a)	982,139	21,650
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	49,411	16,971
Series 2005-37T1, Class A2, IF, IO, 1.27%, 9/25/2035 (a)	1,989,581	81,609
Series 2005-54CB, Class 1A2, IF, IO, 1.07%, 11/25/2035 (a)	921,860	24,563
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	154,514	112,523
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	5,169	3,671
Series 2005-57CB, Class 3A2, IF, IO, 1.32%, 12/25/2035 (a)	132,702	6,073
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	78,847	68,374
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	169,633	88,836
Series 2006-7CB, Class 1A2, IF, IO, 1.52%, 5/25/2036 (a)	6,832,468	418,477
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	283,859	123,326
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (c)	304	303
Anchor Mortgage Trust
Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (c) (d)	8,890,000	8,850,089
Series 2025-RTL1, Class A2, 6.36%, 5/25/2040 (c) (d)	3,580,000	3,546,792
Archwest Mortgage Trust Series 2026-RTL1, Class A1, 5.43%, 4/25/2041 (c) (d)	10,608,000	10,519,182
ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (a) (c)	28,399	7,314
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034	17,104	12,046
Series 2004-3, Class 1A1, 5.50%, 10/25/2034	39,429	38,865
Series 2005-1, Class 30, IO, 5.50%, 2/25/2035	24,649	3,330
Series 2005-4, Class 30, PO, 8/25/2035	18,695	12,693
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	64,110	57,219
Series 2005-7, Class 30, PO, 11/25/2035	5,326	5,528
Series 2005-8, Class 30, PO, 1/25/2036	22,252	12,499
Banc of America Mortgage Trust Series 2003-C, Class 3A1, 6.25%, 4/25/2033 (a)	8,435	7,759
Baring Frn Series 2021-EBO1, Class PA, 0.00%, 6/25/2027 ‡	576,965	576,965
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Bear Stearns ARM Trust
Series 2003-4, Class 3A1, 5.73%, 7/25/2033 (a)	24,566	23,384
Series 2003-7, Class 3A, 6.24%, 10/25/2033 (a)	8,522	8,565
Series 2004-1, Class 12A1, 4.85%, 4/25/2034 (a)	79,410	70,450
Series 2004-2, Class 14A, 4.22%, 5/25/2034 (a)	32,040	29,436
Series 2006-1, Class A1, 5.95%, 2/25/2036 (a)	95,076	90,769
Bear Stearns Asset-Backed Securities Trust Series 2003-AC5, Class A1, 5.75%, 10/25/2033 (d)	18,976	25,126
Brean Asset-Backed Securities Trust
Series 2024-RM8, Class A1, 4.50%, 5/25/2064 ‡ (c)	4,079,894	3,991,861
Series 2025-RM10, Class A1, 5.00%, 1/25/2065 ‡ (c)	9,886,150	9,718,332
Series 2025-RM11, Class A1, 4.75%, 5/25/2065 ‡ (a) (c)	7,520,263	7,346,406
Series 2025-RM12, Class A1, 4.50%, 7/25/2065 ‡ (c)	8,348,517	8,100,330
Series 2025-RM13, Class A1, 4.25%, 10/25/2065 ‡ (c)	9,164,234	8,786,557
Series 2026-RM14, Class A1, 4.25%, 1/25/2066 ‡ (c)	16,000,000	15,327,760
Series 2026-RM15, Class A1, 4.25%, 4/25/2066 ‡ (c)	10,728,206	10,235,707
Series 2026-RM17, Class A1, 4.50%, 7/25/2066 ‡ (c)	5,000,000	4,783,370
BVRT LLC Series 2025-1, Class A, 3.62%, 5/10/2033 (a) (c)	3,006,944	2,948,657
CAFL Issuer LP
Series 2025-RRTL1, Class A1, 5.68%, 5/28/2040 (c) (d)	9,180,000	9,184,803
Series 2025-RRTL2, Class A1, 5.18%, 11/28/2040 (c) (d)	9,730,000	9,649,981
Cascade Funding Mortgage Trust Series 2025-HB16, Class M1, 3.00%, 3/25/2035 ‡ (a) (c)	3,300,000	3,211,087
Castlelake Residential Mortgage Trust Series 2026-RTL1, Class A1, 5.68%, 8/25/2041 ‡ (c) (d)	6,666,000	6,650,038
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-9, Class 1P, PO, 11/25/2033	2,594	2,021
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Center Street Lending Resi-Investor ABS Mortgage Trust
Series 2024-RTL1, Class A1, 6.89%, 10/25/2029 (c) (d)	11,540,000	11,476,842
Series 2026-RTL1, Class A1, 5.38%, 12/25/2030 (c) (d)	9,804,000	9,702,019
CFMT LLC
Series 2024-HB14, Class M1, 3.00%, 6/25/2034 ‡ (a) (c)	5,430,000	5,316,144
Series 2024-HB14, Class M2, 3.00%, 6/25/2034 ‡ (a) (c)	3,735,000	3,651,504
Series 2024-HB15, Class M2, 4.00%, 8/25/2034 ‡ (a) (c)	1,915,000	1,878,546
Chase Mortgage Finance Trust
Series 2007-A2, Class 2A1, 6.02%, 6/25/2035 (a)	45,086	45,192
Series 2007-A1, Class 2A1, 5.51%, 2/25/2037 (a)	14,871	14,357
Series 2007-A1, Class 9A1, 5.73%, 2/25/2037 (a)	47,289	46,803
Series 2007-A1, Class 7A1, 6.20%, 2/25/2037 (a)	2,549	2,555
Series 2007-A1, Class 1A3, 6.30%, 2/25/2037 (a)	86,284	86,673
CHL Mortgage Pass-Through Trust
Series 2004-3, PO, 4/25/2034	4,350	3,038
Series 2004-3, Class A26, 5.50%, 4/25/2034	46,733	45,698
Series 2004-HYB1, Class 2A, 4.80%, 5/20/2034 (a)	21,996	21,141
Series 2004-HYB3, Class 2A, 4.19%, 6/20/2034 (a)	67,818	63,882
Series 2004-7, Class 2A1, 5.07%, 6/25/2034 (a)	15,885	14,990
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	118,429	115,621
Series 2004-13, Class 1A4, 5.50%, 8/25/2034	94,405	93,227
Series 2004-HYB6, Class A3, 5.14%, 11/20/2034 (a)	68,959	66,433
Series 2005-16, Class A23, 5.50%, 9/25/2035	49,496	28,379
Series 2005-22, Class 2A1, 4.81%, 11/25/2035 (a)	208,667	174,265
Series 2007-4, Class 1A52, IF, IO, 1.62%, 5/25/2037 (a)	1,310,914	68,329
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033	426	424
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	65

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2003-HYB1, Class A, 6.74%, 9/25/2033 (a)	19,708	18,113
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 5.18%, 9/25/2033 (a) (c)	12,841	12,792
Series 2004-UST1, Class A6, 6.03%, 8/25/2034 (a)	9,223	8,890
Series 2004-UST1, Class A3, 6.41%, 8/25/2034 (a)	24,336	24,072
Series 2015-A, Class B2, 4.50%, 6/25/2058 (a) (c)	87,739	86,687
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class W2, PO, 6/25/2031	10	9
Series 2003-1, Class WA2, 6.50%, 6/25/2031	218	217
Series 2003-1, Class 3, PO, 9/25/2033	5,920	3,439
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	5,336	5,137
Series 2005-1, Class 2A1A, 3.08%, 2/25/2035 (a)	71,943	64,206
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	86,804	84,429
Series 2005-5, Class 1A2, 4.14%, 8/25/2035 (a)	193,663	145,939
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.67%, 2/25/2033 (a)	175,386	177,893
Series 2003-AR15, Class 3A1, 6.44%, 6/25/2033 (a)	26,837	27,310
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	29,465	28,683
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-29, Class 1A1, 6.50%, 12/25/2033	46,605	46,632
Series 2003-29, Class 5A1, 7.00%, 12/25/2033	16,534	16,973
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	52,865	51,444
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	107,850	107,840
Series 2005-4, Class 2X, IO, 5.50%, 6/25/2035 (a)	249,805	35,035
Series 2005-9, Class DX, IO, 5.50%, 10/25/2035	205,802	33,316
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.49%, 2/25/2020 (a)	7,414	7,182
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

FARM Mortgage Trust Series 2023-1, Class A, 2.63%, 1/25/2052 (a) (c)	7,474,047	6,279,388
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	9,139,250	8,440,488
Series 2017-4, Class M60C, 3.50%, 6/25/2057	12,611,738	11,621,002
Series 2017-4, Class MT, 3.50%, 6/25/2057	1,958,757	1,748,167
Series 2018-3, Class MA, 3.50%, 8/25/2057 (a)	10,654,253	10,213,461
Series 2018-3, Class M55D, 4.00%, 8/25/2057 (a)	6,221,807	5,788,022
Series 2018-2, Class M55D, 4.00%, 11/25/2057	7,526,781	7,065,009
Series 2019-1, Class MT, 3.50%, 7/25/2058	2,027,070	1,782,519
Series 2019-1, Class M55D, 4.00%, 7/25/2058	2,231,918	2,083,323
Series 2019-3, Class M55D, 4.00%, 10/25/2058	4,704,514	4,410,617
Series 2019-4, Class M55D, 4.00%, 2/25/2059	1,783,428	1,660,526
Series 2020-1, Class MT, 2.50%, 8/25/2059	3,262,170	2,683,382
Series 2020-1, Class M55G, 3.00%, 8/25/2059	3,027,043	2,695,926
Series 2020-2, Class MB, 2.00%, 11/25/2059	3,836,386	2,585,166
Series 2020-3, Class MTU, 2.50%, 5/25/2060	10,421,341	8,503,727
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	4,684,146	4,091,794
Series 2021-3, Class MBU, 2.50%, 3/25/2061	2,048,118	1,258,624
Series 2022-1, Class MBU, 3.25%, 11/25/2061	10,135,553	7,253,817
Series 2022-1, Class MTU, 3.25%, 11/25/2061	7,240,434	6,077,135
Series 2023-1, Class MT, 3.00%, 10/25/2062	12,423,898	10,210,056
Series 2024-1, Class MT, 3.00%, 11/25/2063	11,589,220	9,582,874
Series 2024-2, Class MT, 3.50%, 5/25/2064	10,166,351	8,738,417
FHLMC, REMIC
Series 1899, Class ZE, 8.00%, 9/15/2026	8	8
Series 1963, Class Z, 7.50%, 1/15/2027	123	124
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 1985, Class PR, IO, 8.00%, 7/15/2027	254	5
Series 2065, Class PX, IO, 0.75%, 8/17/2027	838	1
Series 1987, Class PE, 7.50%, 9/15/2027	514	515
Series 2038, Class PN, IO, 7.00%, 3/15/2028	305	10
Series 2042, Class T, 7.00%, 3/15/2028	135	135
Series 2040, Class PE, 7.50%, 3/15/2028	1,969	1,985
Series 2060, Class Z, 6.50%, 5/15/2028	1,034	1,041
Series 2061, Class DC, IO, 6.50%, 6/15/2028	3,352	113
Series 2075, Class PH, 6.50%, 8/15/2028	9,102	9,170
Series 2086, Class GB, 6.00%, 9/15/2028	1,118	1,127
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	733	28
Series 2111, Class SB, IF, IO, 3.75%, 1/15/2029 (a)	2,153	39
Series 2110, Class PG, 6.00%, 1/15/2029	6,222	6,240
Series 2125, Class JZ, 6.00%, 2/15/2029	3,200	3,230
Series 2130, Class QS, 6.00%, 3/15/2029	498	502
Series 2132, Class ZL, 6.50%, 3/15/2029	1,586	1,592
Series 2132, Class SB, IF, 14.36%, 3/15/2029 (a)	1,064	1,140
Series 2141, IO, 7.00%, 4/15/2029	136	4
Series 2303, Class ZN, 8.50%, 4/15/2029	17,183	17,579
Series 2163, Class PC, IO, 7.50%, 6/15/2029	515	21
Series 2178, Class PB, 7.00%, 8/15/2029	1,431	1,451
Series 2201, Class C, 8.00%, 11/15/2029	862	874
Series 2204, Class GB, 8.00%, 12/20/2029 (a)	450	37
Series 2209, Class TC, 8.00%, 1/15/2030	10,518	10,798
Series 2210, Class Z, 8.00%, 1/15/2030	6,628	6,797
Series 2224, Class CB, 8.00%, 3/15/2030	2,449	2,508
Series 2247, Class Z, 7.50%, 8/15/2030	2,864	2,930
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2256, Class MC, 7.25%, 9/15/2030	5,708	5,851
Series 2254, Class Z, 9.00%, 9/15/2030	23,667	25,154
Series 2259, Class ZM, 7.00%, 10/15/2030	13,480	13,735
Series 2271, Class PC, 7.25%, 12/15/2030	15,050	15,419
Series 2296, Class PD, 7.00%, 3/15/2031	5,335	5,456
Series 2303, Class ZD, 7.00%, 4/15/2031	67,103	68,989
Series 2359, Class ZB, 8.50%, 6/15/2031	9,773	10,281
Series 2388, Class UZ, 8.50%, 6/15/2031	3,458	3,565
Series 2344, Class ZD, 6.50%, 8/15/2031	28,106	28,803
Series 2344, Class ZJ, 6.50%, 8/15/2031	4,410	4,524
Series 2345, Class NE, 6.50%, 8/15/2031	3,262	3,347
Series 2372, Class F, 4.25%, 10/15/2031 (a)	895	895
Series 2367, Class ZK, 6.00%, 10/15/2031	29,976	30,472
Series 2368, Class AS, IF, 11.18%, 10/15/2031 (a)	1,777	1,780
Series 2383, Class FD, 4.25%, 11/15/2031 (a)	952	952
Series 2399, Class TH, 6.50%, 1/15/2032	38,561	39,592
Series 2494, Class SX, IF, IO, 3.25%, 2/15/2032 (a)	90,836	5,673
Series 2410, Class QX, IF, IO, 4.90%, 2/15/2032 (a)	4,949	293
Series 2410, Class QS, IF, 9.75%, 2/15/2032 (a)	9,306	9,548
Series 2433, Class SA, IF, 11.18%, 2/15/2032 (a)	18,155	18,914
Series 2444, Class ES, IF, IO, 4.20%, 3/15/2032 (a)	7,344	493
Series 2431, Class F, 4.25%, 3/15/2032 (a)	24,277	24,275
Series 2450, Class SW, IF, IO, 4.25%, 3/15/2032 (a)	8,323	593
Series 2464, Class FE, 4.75%, 3/15/2032 (a)	27,960	28,223
Series 2423, Class MC, 7.00%, 3/15/2032	9,601	9,841
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	67

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2423, Class MT, 7.00%, 3/15/2032	10,537	10,849
Series 2434, Class TC, 7.00%, 4/15/2032	13,134	13,505
Series 2436, Class MC, 7.00%, 4/15/2032	7,362	7,446
Series 2450, Class GZ, 7.00%, 5/15/2032	12,616	13,081
Series 3393, Class JO, PO, 9/15/2032	37,388	33,919
Series 2513, Class ZC, 5.50%, 10/15/2032	27,665	27,990
Series 2517, Class Z, 5.50%, 10/15/2032	12,539	12,661
Series 2835, Class QO, PO, 12/15/2032	11,526	10,279
Series 2552, Class FP, 4.75%, 1/15/2033 (a)	141,270	142,846
Series 2557, Class HL, 5.30%, 1/15/2033	104,584	104,249
Series 2586, Class WI, IO, 6.50%, 3/15/2033	30,538	3,690
Series 2611, Class SQ, IF, 5.50%, 5/15/2033 (a)	11,143	10,850
Series 2631, Class SA, IF, 7.97%, 6/15/2033 (a)	5,429	5,446
Series 2692, Class SC, IF, 5.78%, 7/15/2033 (a)	28,099	28,499
Series 2671, Class S, IF, 7.88%, 9/15/2033 (a)	9,766	10,262
Series 2722, Class PF, 4.35%, 12/15/2033 (a)	248,557	248,876
Series 2763, Class ZA, 6.00%, 3/15/2034	937,764	961,760
Series 2779, Class ZC, 6.00%, 4/15/2034	616,233	632,976
Series 2802, Class ZY, 6.00%, 5/15/2034	156,559	159,600
Series 3318, Class BT, IF, 7.00%, 5/15/2034 (a)	315,116	312,388
Series 3611, PO, 7/15/2034	53,693	47,367
Series 3305, Class MB, IF, 6.23%, 7/15/2034 (a)	18,766	18,792
Series 2990, Class WP, IF, 7.35%, 6/15/2035 (a)	198	195
Series 3035, Class Z, 5.85%, 9/15/2035	320,676	327,569
Series 3117, Class EO, PO, 2/15/2036	33,958	30,080
Series 3117, Class OG, PO, 2/15/2036	15,495	13,614
Series 3117, Class OK, PO, 2/15/2036	37,510	32,514
Series 3143, Class BC, 5.50%, 2/15/2036	72,491	73,100
Series 3122, Class OH, PO, 3/15/2036	2,783	2,409
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 3134, PO, 3/15/2036	5,560	4,604
Series 3152, Class MO, PO, 3/15/2036	64,800	56,642
Series 3122, Class ZB, 6.00%, 3/15/2036	36,911	37,173
Series 3138, PO, 4/15/2036	24,899	21,524
Series 3607, Class AO, PO, 4/15/2036	48,764	41,349
Series 3607, Class BO, PO, 4/15/2036	48,764	42,156
Series 3137, Class XP, 6.00%, 4/15/2036	239,722	246,224
Series 3219, Class DI, IO, 6.00%, 4/15/2036	31,626	5,449
Series 3149, Class SO, PO, 5/15/2036	24,139	19,261
Series 3151, PO, 5/15/2036	66,730	56,123
Series 3153, Class EO, PO, 5/15/2036	30,776	26,470
Series 3604, PO, 5/15/2036	48,362	40,621
Series 3171, Class MO, PO, 6/15/2036	16,599	14,928
Series 3179, Class OA, PO, 7/15/2036	23,590	20,277
Series 3194, Class SA, IF, IO, 3.35%, 7/15/2036 (a)	21,347	1,633
Series 3200, PO, 8/15/2036	50,352	42,914
Series 3232, Class ST, IF, IO, 2.95%, 10/15/2036 (a)	65,899	3,982
Series 3237, Class AO, PO, 11/15/2036	28,748	23,779
Series 3704, Class DT, 7.50%, 11/15/2036	257,272	270,044
Series 3704, Class ET, 7.50%, 12/15/2036	193,765	207,209
Series 3260, Class CS, IF, IO, 2.39%, 1/15/2037 (a)	38,574	2,418
Series 3262, Class SG, IF, IO, 2.65%, 1/15/2037 (a)	4,929	231
Series 3274, Class JO, PO, 2/15/2037	13,326	11,483
Series 3274, Class MO, PO, 2/15/2037	20,095	17,308
Series 3275, Class FL, 4.19%, 2/15/2037 (a)	9,777	9,708
Series 3290, Class SB, IF, IO, 2.70%, 3/15/2037 (a)	116,926	6,933
Series 3288, Class GS, IF, 6.40%, 3/15/2037 (a)	5,875	5,977
Series 3373, Class TO, PO, 4/15/2037	42,055	36,096
Series 3316, Class JO, PO, 5/15/2037	6,891	5,658
Series 3607, PO, 5/15/2037	131,200	107,868
Series 3322, Class NS, IF, 7.00%, 5/15/2037 (a)	245,552	239,375
Series 3371, Class FA, 4.35%, 9/15/2037 (a)	15,408	15,394
Series 3385, Class SN, IF, IO, 2.25%, 11/15/2037 (a)	33,148	1,572
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 3387, Class SA, IF, IO, 2.67%, 11/15/2037 (a)	83,217	4,706
Series 3422, Class AI, IO, 0.25%, 1/15/2038 (d)	185,249	1,336
Series 3404, Class SC, IF, IO, 2.25%, 1/15/2038 (a)	100,010	6,695
Series 3451, Class SA, IF, IO, 2.30%, 5/15/2038 (a)	7,005	342
Series 3537, Class MI, IO, 5.00%, 6/15/2038	125,228	13,490
Series 3461, Class LZ, 6.00%, 6/15/2038	47,525	48,822
Series 3481, Class SJ, IF, IO, 2.10%, 8/15/2038 (a)	113,880	7,535
Series 3895, Class WA, 5.59%, 10/15/2038 (a)	57,719	58,364
Series 3511, Class SA, IF, IO, 2.25%, 2/15/2039 (a)	30,210	1,599
Series 3546, Class A, 5.87%, 2/15/2039 (a)	16,959	17,080
Series 3531, Class SA, IF, IO, 2.55%, 5/15/2039 (a)	112,468	7,500
Series 3549, Class FA, 4.95%, 7/15/2039 (a)	7,980	8,144
Series 4580, Class PT, 6.53%, 8/15/2039 (a)	243,099	245,787
Series 3572, Class JS, IF, IO, 3.05%, 9/15/2039 (a)	40,201	1,302
Series 3621, PO, 1/15/2040	94,524	77,630
Series 3621, Class BO, PO, 1/15/2040	67,987	58,303
Series 3623, Class LO, PO, 1/15/2040	77,233	63,473
Series 3632, Class BS, IF, 5.00%, 2/15/2040 (a)	204,291	188,522
Series 3714, Class IP, IO, 5.00%, 8/15/2040	103,969	4,311
Series 3740, Class SC, IF, IO, 2.25%, 10/15/2040 (a)	145,419	11,733
Series 3747, Class PY, 4.00%, 10/15/2040	661,501	632,858
Series 3747, Class CY, 4.50%, 10/15/2040	1,070,304	1,044,889
Series 3753, PO, 11/15/2040	461,953	362,222
Series 3860, Class PZ, 5.00%, 5/15/2041	2,131,870	2,109,472
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (a)	28,292	26,368
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (a)	54,410	52,166
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 3966, Class NA, 4.00%, 12/15/2041	504,845	482,118
Series 4015, Class MY, 3.50%, 3/15/2042	657,981	609,569
Series 4136, Class HS, IF, 0.25%, 11/15/2042 (a)	351,634	214,683
Series 4177, Class MQ, 2.50%, 3/15/2043	949,658	846,992
Series 4274, Class EM, 4.00%, 11/15/2043	1,000,000	889,093
Series 4280, Class EO, PO, 12/15/2043	353,532	267,392
Series 4281, Class OB, PO, 12/15/2043	343,477	259,087
Series 4377, Class JP, 3.00%, 8/15/2044	1,426,050	1,341,977
Series 4456, Class SA, IF, IO, 2.40%, 3/15/2045 (a)	2,253,556	200,251
Series 4480, Class SE, IF, IO, 2.43%, 6/15/2045 (a)	2,266,306	246,674
Series 4888, Class AZ, 4.00%, 12/15/2048	2,972,767	2,739,609
Series 4848, Class QY, 4.50%, 12/15/2048	535,531	512,687
Series 4903, Class SN, IF, IO, 2.34%, 8/25/2049 (a)	6,298,154	531,257
Series 4936, Class YZ, 2.50%, 12/25/2049	1,903,691	1,600,976
Series 4982, Class JA, 1.50%, 3/25/2050	5,054,746	3,963,174
Series 5028, Class JG, 1.50%, 8/25/2050	5,663,831	4,457,423
Series 5036, Class NA, 0.50%, 11/25/2050	6,515,914	4,648,129
Series 5048, Class TI, IO, 3.00%, 11/25/2050	16,557,467	2,438,878
Series 5054, Class DZ, 2.00%, 12/25/2050	14,878,205	7,616,178
Series 5648, Class KD, 2.50%, 8/25/2051	3,649,927	3,167,961
Series 5156, Class DC, 2.00%, 9/25/2051	13,265,811	11,356,906
Series 5190, Class PH, 2.50%, 2/25/2052	2,814,334	2,560,786
Series 5250, PO, 8/25/2052	10,021,153	3,098,495
Series 5438, PO, 9/25/2053	4,162,972	3,168,176
Series 5337, Class SB, IF, 7.72%, 9/25/2053 (a)	3,300,987	3,107,342
Series 5358, Class SB, IF, 8.27%, 11/25/2053 (a)	2,616,517	2,654,419
Series 5514, PO, 8/25/2054	11,060,006	8,675,306
Series 5650, Class BS, IF, 4.64%, 4/25/2056 (a)	16,304,920	14,596,034
Series 5674, Class AO, PO, 7/25/2056	12,717,720	9,156,865
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	69

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 5676, Class AS, IF, 4.04%, 7/25/2056 (a)	7,863,872	6,796,405
Series 5678, Class DS, IF, 4.07%, 7/25/2056 (a)	9,716,876	7,966,900
Series 5685, Class BD, IF, 4.53%, 7/25/2056 (a)	4,938,341	4,171,469
Series 5685, Class AS, IF, 5.73%, 7/25/2056 (a)	6,637,816	5,821,525
Series 5690, Class S, IF, 2.08%, 8/25/2056 (a)	7,891,845	5,836,512
Series 5686, Class SN, IF, 3.97%, 8/25/2056 (a)	8,149,267	6,868,746
Series 4862, Class NO, PO, 8/15/2057	13,465,182	8,068,100
FHLMC, STRIPS
Series 191, IO, 8.00%, 1/1/2028	18,084	549
Series 197, PO, 4/1/2028	13,086	12,707
Series 233, Class 11, IO, 5.00%, 9/15/2035	73,641	11,098
Series 233, Class 12, IO, 5.00%, 9/15/2035	42,246	5,551
Series 233, Class 13, IO, 5.00%, 9/15/2035	97,060	13,381
Series 239, Class S30, IF, IO, 3.95%, 8/15/2036 (a)	149,264	14,973
Series 262, Class 35, 3.50%, 7/15/2042	4,339,097	3,977,874
Series 299, Class 300, 3.00%, 1/15/2043	151,484	136,100
Series 310, PO, 9/15/2043	620,424	471,845
Series 406, PO, 10/25/2053	4,761,527	3,922,717
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.38%, 7/25/2032 (a)	95,714	86,340
Series T-76, Class 2A, 2.04%, 10/25/2037 (a)	1,202,053	1,089,695
Series T-42, Class A5, 7.50%, 2/25/2042	326,364	342,427
Series T-51, Class 2A, 7.50%, 8/25/2042 (a)	35,487	34,158
Series T-54, Class 2A, 6.50%, 2/25/2043	754,188	765,801
Series T-54, Class 3A, 7.00%, 2/25/2043	350,590	352,363
Series T-56, Class A5, 5.23%, 5/25/2043	573,740	527,847
Series T-58, Class A, PO, 9/25/2043	31,718	26,041
Series T-51, Class 1A, 6.50%, 9/25/2043 (a)	29,901	29,744
Series T-59, Class 1AP, PO, 10/25/2043	34,871	22,297
Series T-62, Class 1A1, 4.91%, 10/25/2044 (a)	329,875	306,529
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 4.69%, 10/25/2034 (a)	48,837	48,080
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	118,985	46,880
Series 2007-FA4, Class 1A2, IF, IO, 1.87%, 8/25/2037 (a)	2,337,896	124,986
FNMA REMIC Trust Series 2006-72, Class GO, PO, 8/25/2036	33,517	29,496
FNMA Trust, Whole Loan
Series 2003-W17, Class 1A7, 5.75%, 8/25/2033	1,270,556	1,263,805
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	91,367	94,015
Series 2003-W8, Class 3F1, 4.16%, 5/25/2042 (a)	57,191	57,063
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	86,868	89,177
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	50,145	50,857
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	39,233	40,083
Series 2005-W3, Class 2AF, 3.98%, 3/25/2045 (a)	100,383	99,583
Series 2005-W4, Class 3A, 5.43%, 6/25/2045 (a)	201,242	204,305
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	31,628	31,865
Series 2006-W2, Class 1AF1, 3.98%, 2/25/2046 (a)	50,426	49,928
FNMA, Grantor Trust, Whole Loan
Series 2001-T7, Class A1, 7.50%, 2/25/2041	166,516	167,757
Series 2001-T12, Class A1, 6.50%, 8/25/2041	1,430,598	1,434,929
Series 2001-T12, Class A2, 7.50%, 8/25/2041	74,176	74,420
Series 2001-T10, PO, 12/25/2041	4,712	4,318
Series 2002-T4, Class A2, 7.00%, 12/25/2041	60,848	62,669
Series 2002-T4, Class A3, 7.50%, 12/25/2041	144,118	152,553
Series 2002-T16, Class A2, 7.00%, 7/25/2042	63,811	67,096
Series 2002-T19, Class A2, 7.00%, 7/25/2042	132,312	137,188
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	92,163	94,340
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2004-T3, Class PT1, 8.42%, 1/25/2044 (a)	74,470	78,218
FNMA, REMIC
Series G97-2, Class ZA, 8.50%, 2/17/2027	310	310
Series 1997-27, Class J, 7.50%, 4/18/2027	65	65
Series 1997-46, Class Z, 7.50%, 6/17/2027	1,530	1,530
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	188	4
Series 1998-30, Class ZA, 6.50%, 5/20/2028	21,062	21,202
Series 1998-36, Class ZB, 6.00%, 7/18/2028	2,545	2,552
Series 2002-7, Class FD, 4.46%, 4/25/2029 (a)	9,244	9,262
Series 1999-62, Class PB, 7.50%, 12/18/2029	1,253	1,262
Series 2000-52, IO, 8.50%, 1/25/2031	1,093	110
Series 2002-60, Class FA, 4.51%, 2/25/2031 (a)	26,811	26,878
Series 2002-60, Class FB, 4.51%, 2/25/2031 (a)	26,811	26,878
Series 2001-4, Class ZA, 6.50%, 3/25/2031	33,030	33,326
Series 2001-7, Class PF, 7.00%, 3/25/2031	1,623	1,663
Series 2002-50, Class ZA, 6.00%, 5/25/2031	53,478	54,385
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	7,075	658
Series 2001-49, Class LZ, 8.50%, 7/25/2031	12,928	13,179
Series 2001-38, Class FB, 4.26%, 8/25/2031 (a)	1,165	1,164
Series 2001-36, Class DE, 7.00%, 8/25/2031	11,748	11,987
Series 2001-44, Class PD, 7.00%, 9/25/2031	3,020	3,090
Series 2001-44, Class PU, 7.00%, 9/25/2031	9,927	10,222
Series 2001-53, Class FX, 4.11%, 10/25/2031 (a)	51,013	50,904
Series 2003-52, Class SX, IF, 11.68%, 10/25/2031 (a)	2,501	2,691
Series 2001-61, Class Z, 7.00%, 11/25/2031	29,171	29,770
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2001-72, Class SX, IF, 8.72%, 12/25/2031 (a)	1,367	1,404
Series 2002-1, Class SA, IF, 12.98%, 2/25/2032 (a)	2,250	2,492
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (a)	12,781	162
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (a)	872	902
Series 2002-30, Class Z, 6.00%, 5/25/2032	44,861	45,683
Series 2002-37, Class Z, 6.50%, 6/25/2032	3,508	3,568
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	33,178	1,545
Series 2004-61, Class FH, 4.56%, 11/25/2032 (a)	250,534	251,897
Series 2011-39, Class ZA, 6.00%, 11/25/2032	338,138	344,905
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (a)	10,001	10,266
Series 2004-59, Class BG, PO, 12/25/2032	17,220	15,337
Series 2002-77, Class S, IF, 7.59%, 12/25/2032 (a)	8,137	8,051
Series 2003-2, Class F, 4.51%, 2/25/2033 (a)	116,269	116,860
Series 2003-22, Class UD, 4.00%, 4/25/2033	112,892	109,969
Series 2003-39, IO, 6.00%, 5/25/2033 (a)	4,959	658
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	115,719	14,078
Series 2003-44, Class IU, IO, 7.00%, 6/25/2033	157,832	17,620
Series 2003-132, Class OA, PO, 8/25/2033	433	428
Series 2003-74, Class SH, IF, 3.41%, 8/25/2033 (a)	11,324	10,345
Series 2003-132, Class PI, IO, 5.50%, 8/25/2033	2,141	27
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	70,296	7,492
Series 2003-86, Class ZA, 5.50%, 9/25/2033	67,799	68,471
Series 2003-91, Class SD, IF, 6.24%, 9/25/2033 (a)	8,538	8,568
Series 2003-105, Class AZ, 5.50%, 10/25/2033	327,040	332,378
Series 2003-116, Class SB, IF, IO, 3.84%, 11/25/2033 (a)	53,710	3,621
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	71

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2006-44, Class P, PO, 12/25/2033	149,091	130,262
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	353,873	361,783
Series 2004-87, Class F, 4.51%, 1/25/2034 (a)	50,918	51,189
Series 2003-130, Class SX, IF, 5.88%, 1/25/2034 (a)	942	935
Series 2004-17, Class H, 5.50%, 4/25/2034	110,184	111,417
Series 2004-25, Class SA, IF, 9.19%, 4/25/2034 (a)	14,009	14,398
Series 2004-46, Class SK, IF, 6.17%, 5/25/2034 (a)	5,009	5,176
Series 2004-46, Class QB, IF, 8.97%, 5/25/2034 (a)	15,978	16,193
Series 2004-36, Class SA, IF, 9.19%, 5/25/2034 (a)	33,366	34,836
Series 2004-50, Class VZ, 5.50%, 7/25/2034	536,619	546,116
Series 2004-51, Class SY, IF, 6.72%, 7/25/2034 (a)	4,986	4,972
Series 2014-44, Class B, 2.50%, 8/25/2034	480,008	450,255
Series 2005-7, Class LO, PO, 2/25/2035	94,154	86,365
Series 2005-15, Class MO, PO, 3/25/2035	50,625	42,851
Series 2005-13, Class FL, 4.16%, 3/25/2035 (a)	23,681	23,543
Series 2005-56, Class S, IF, IO, 2.95%, 7/25/2035 (a)	82,137	4,771
Series 2005-66, Class SV, IF, IO, 2.99%, 7/25/2035 (a)	35,240	2,026
Series 2005-103, Class SC, IF, 4.21%, 7/25/2035 (a)	106,680	97,275
Series 2005-66, Class SG, IF, 7.98%, 7/25/2035 (a)	35,066	36,237
Series 2005-68, Class PG, 5.50%, 8/25/2035	48,986	49,456
Series 2005-73, Class PS, IF, 7.31%, 8/25/2035 (a)	14,042	13,725
Series 2005-90, Class AO, PO, 10/25/2035	3,701	3,325
Series 2010-39, Class OT, PO, 10/25/2035	39,876	34,782
Series 2005-84, Class XM, 5.75%, 10/25/2035	22,522	22,800
Series 2005-90, Class ES, IF, 7.48%, 10/25/2035 (a)	41,995	42,445
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2005-106, Class US, IF, 10.79%, 11/25/2035 (a)	12,213	12,556
Series 2006-8, Class WQ, PO, 3/25/2036	140,102	116,333
Series 2006-8, Class WN, IF, IO, 2.94%, 3/25/2036 (a)	513,708	37,755
Series 2006-16, Class HZ, 5.50%, 3/25/2036	33,867	34,176
Series 2006-23, Class KO, PO, 4/25/2036	11,121	9,481
Series 2006-27, Class OH, PO, 4/25/2036	19,839	17,316
Series 2006-44, Class GO, PO, 6/25/2036	54,959	48,265
Series 2006-50, Class JO, PO, 6/25/2036	29,623	25,617
Series 2006-50, Class PS, PO, 6/25/2036	43,785	39,267
Series 2006-53, Class US, IF, IO, 2.82%, 6/25/2036 (a)	82,536	4,947
Series 2006-58, PO, 7/25/2036	56,271	48,614
Series 2006-58, Class AP, PO, 7/25/2036	21,250	17,115
Series 2006-65, Class QO, PO, 7/25/2036	21,431	18,291
Series 2006-56, Class FT, 4.51%, 7/25/2036 (a)	177,338	178,184
Series 2006-63, Class ZH, 6.50%, 7/25/2036	69,860	73,081
Series 2006-72, Class TO, PO, 8/25/2036	23,024	18,936
Series 2006-79, Class DO, PO, 8/25/2036	31,753	26,830
Series 2007-7, Class SG, IF, IO, 2.74%, 8/25/2036 (a)	234,255	17,146
Series 2006-77, Class PC, 6.50%, 8/25/2036	82,503	83,898
Series 2006-78, Class BZ, 6.50%, 8/25/2036	48,899	50,804
Series 2006-86, Class OB, PO, 9/25/2036	51,921	44,332
Series 2006-90, Class AO, PO, 9/25/2036	21,139	19,034
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	263,997	40,593
Series 2006-110, PO, 11/25/2036	25,515	22,051
Series 2006-111, Class EO, PO, 11/25/2036	19,127	15,325
Series 2006-105, Class ME, 5.50%, 11/25/2036	263,259	265,013
Series 2006-115, Class OK, PO, 12/25/2036	53,218	42,403
Series 2006-119, PO, 12/25/2036	22,621	20,031
Series 2006-117, Class GS, IF, IO, 2.89%, 12/25/2036 (a)	76,153	5,677
Series 2006-118, Class A2, 3.79%, 12/25/2036 (a)	33,078	32,476
Series 2006-120, Class PF, 4.01%, 12/25/2036 (a)	15,801	15,678
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2006-120, IO, 6.50%, 12/25/2036	101,681	13,540
Series 2015-91, Class AC, 7.50%, 12/25/2036	884,715	913,549
Series 2006-126, Class AO, PO, 1/25/2037	100,594	86,253
Series 2007-1, Class SD, IF, 16.45%, 2/25/2037 (a)	32,521	46,612
Series 2007-14, Class OP, PO, 3/25/2037	34,379	29,786
Series 2007-22, Class SC, IF, IO, 2.32%, 3/25/2037 (a)	3,547	85
Series 2007-14, Class ES, IF, IO, 2.68%, 3/25/2037 (a)	1,287,784	100,560
Series 2007-16, Class FC, 4.51%, 3/25/2037 (a)	14,824	14,868
Series 2009-63, Class P, 5.00%, 3/25/2037	5,670	5,469
Series 2007-18, Class MZ, 6.00%, 3/25/2037	139,573	143,289
Series 2007-39, Class EF, 4.01%, 5/25/2037 (a)	12,488	12,329
Series 2007-46, Class ZK, 5.50%, 5/25/2037	54,922	55,466
Series 2007-54, Class WI, IF, IO, 2.34%, 6/25/2037 (a)	98,853	6,514
Series 2007-72, Class EK, IF, IO, 2.64%, 7/25/2037 (a)	357,428	28,741
Series 2007-65, Class KI, IF, IO, 2.86%, 7/25/2037 (a)	72,720	5,525
Series 2007-60, Class AX, IF, IO, 3.39%, 7/25/2037 (a)	106,943	11,588
Series 2007-76, Class ZG, 6.00%, 8/25/2037	72,740	72,923
Series 2007-78, Class CB, 6.00%, 8/25/2037	32,929	33,774
Series 2007-79, Class SB, IF, 10.24%, 8/25/2037 (a)	8,141	8,839
Series 2007-88, Class VI, IF, IO, 2.78%, 9/25/2037 (a)	49,707	3,170
Series 2009-86, Class OT, PO, 10/25/2037	158,003	133,894
Series 2007-100, Class SM, IF, IO, 2.69%, 10/25/2037 (a)	103,788	8,232
Series 2007-91, Class ES, IF, IO, 2.70%, 10/25/2037 (a)	159,397	13,112
Series 2007-112, Class SA, IF, IO, 2.69%, 12/25/2037 (a)	315,546	29,588
Series 2007-116, Class HI, IO, 1.80%, 1/25/2038 (a)	213,577	13,784
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2008-1, Class BI, IF, IO, 2.15%, 2/25/2038 (a)	94,367	5,453
Series 2008-12, Class CO, PO, 3/25/2038	162,433	142,596
Series 2008-16, Class IS, IF, IO, 2.44%, 3/25/2038 (a)	69,313	3,691
Series 2008-10, Class XI, IF, IO, 2.47%, 3/25/2038 (a)	58,417	3,552
Series 2008-20, Class SA, IF, IO, 3.23%, 3/25/2038 (a)	65,478	5,543
Series 2009-79, Class UA, 7.00%, 3/25/2038	4,895	4,976
Series 2008-32, Class SA, IF, IO, 3.09%, 4/25/2038 (a)	14,173	921
Series 2008-27, Class SN, IF, IO, 3.14%, 4/25/2038 (a)	32,026	2,453
Series 2008-44, PO, 5/25/2038	8,072	7,154
Series 2008-53, Class CI, IF, IO, 3.44%, 7/25/2038 (a)	28,004	1,672
Series 2011-47, Class ZA, 5.50%, 7/25/2038	152,025	152,221
Series 2008-80, Class SA, IF, IO, 2.09%, 9/25/2038 (a)	75,149	4,684
Series 2008-81, Class SB, IF, IO, 2.09%, 9/25/2038 (a)	64,740	3,550
Series 2008-80, Class GP, 6.25%, 9/25/2038	6,967	7,152
Series 2009-6, Class GS, IF, IO, 2.79%, 2/25/2039 (a)	32,618	2,277
Series 2009-4, Class BD, 4.50%, 2/25/2039	1,736	1,545
Series 2009-17, Class QS, IF, IO, 2.89%, 3/25/2039 (a)	35,129	2,347
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	91,491	12,607
Series 2009-47, Class MT, 7.00%, 7/25/2039	6,150	6,211
Series 2009-69, PO, 9/25/2039	39,822	32,035
Series 2009-84, Class WS, IF, IO, 2.14%, 10/25/2039 (a)	34,901	1,963
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	69,291	11,261
Series 2009-99, Class SC, IF, IO, 2.42%, 12/25/2039 (a)	25,868	1,486
Series 2009-103, Class MB, 5.97%, 12/25/2039 (a)	201,000	202,444
Series 2009-99, Class WA, 6.33%, 12/25/2039 (a)	70,428	71,260
Series 2009-112, Class ST, IF, IO, 2.49%, 1/25/2040 (a)	85,641	6,682
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	73

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2009-113, Class FB, 4.31%, 1/25/2040 (a)	92,084	91,989
Series 2010-23, Class KS, IF, IO, 3.34%, 2/25/2040 (a)	39,378	2,515
Series 2010-1, Class WA, 6.30%, 2/25/2040 (a)	175,673	176,341
Series 2010-49, Class SC, IF, 5.14%, 3/25/2040 (a)	86,554	81,261
Series 2010-16, Class WB, 6.07%, 3/25/2040 (a)	406,108	405,460
Series 2010-16, Class WA, 6.49%, 3/25/2040 (a)	107,831	109,087
Series 2010-35, Class SB, IF, IO, 2.66%, 4/25/2040 (a)	61,327	3,223
Series 2010-40, Class FJ, 4.36%, 4/25/2040 (a)	3,004	3,004
Series 2010-42, Class S, IF, IO, 2.64%, 5/25/2040 (a)	28,760	1,640
Series 2010-43, Class FD, 4.36%, 5/25/2040 (a)	81,313	81,163
Series 2010-61, Class WA, 6.06%, 6/25/2040 (a)	55,409	55,547
Series 2010-68, Class SA, IF, IO, 1.24%, 7/25/2040 (a)	217,752	6,824
Series 2010-103, Class ME, 4.00%, 9/25/2040	244,062	232,804
Series 2010-111, Class AM, 5.50%, 10/25/2040	259,713	262,541
Series 2010-125, Class SA, IF, IO, 0.68%, 11/25/2040 (a)	223,639	3,231
Series 2010-123, Class FL, 4.19%, 11/25/2040 (a)	22,238	22,107
Series 2010-130, Class CY, 4.50%, 11/25/2040	1,041,145	1,011,986
Series 2010-147, Class SA, IF, IO, 2.77%, 1/25/2041 (a)	797,091	68,703
Series 2011-20, Class MW, 5.00%, 3/25/2041	1,404,523	1,399,978
Series 2011-30, Class LS, IO, 1.86%, 4/25/2041 (a)	133,545	10,318
Series 2011-75, Class FA, 4.31%, 8/25/2041 (a)	12,627	12,609
Series 2011-118, Class LB, 7.00%, 11/25/2041	207,114	215,912
Series 2011-118, Class MT, 7.00%, 11/25/2041	358,570	371,505
Series 2011-118, Class NT, 7.00%, 11/25/2041	379,712	396,112
Series 2013-2, Class LZ, 3.00%, 2/25/2043	35,540	24,483
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2013-4, Class AJ, 3.50%, 2/25/2043	721,096	665,620
Series 2013-92, PO, 9/25/2043	581,497	438,521
Series 2013-101, Class DO, PO, 10/25/2043	677,710	485,175
Series 2024-6, Class AL, 2.00%, 3/25/2044	13,198,709	10,078,557
Series 2018-11, Class LA, 3.50%, 7/25/2045	663,274	652,426
Series 2018-63, Class DA, 3.50%, 9/25/2048	384,782	345,858
Series 2018-68, Class DZ, 4.00%, 9/25/2048	879,511	808,877
Series 2019-20, Class H, 3.50%, 5/25/2049	1,274,753	1,134,287
Series 2019-32, Class SD, IF, IO, 2.29%, 6/25/2049 (a)	5,956,590	496,360
Series 2021-91, Class GB, 1.75%, 7/25/2049	16,397,203	13,562,844
Series 2010-103, Class SB, IF, IO, 2.34%, 11/25/2049 (a)	327,491	20,345
Series 2020-11, Class JW, 3.00%, 3/25/2050	3,056,000	2,260,488
Series 2020-36, Class SH, IF, IO, 2.29%, 6/25/2050 (a)	8,950,999	803,081
Series 2020-45, Class KG, 2.00%, 7/25/2050	3,276,638	2,687,605
Series 2020-61, Class SB, IF, IO, 0.44%, 9/25/2050 (a)	5,501,553	87,195
Series 2011-2, Class WA, 5.78%, 2/25/2051 (a)	35,046	35,655
Series 2011-43, Class WA, 5.71%, 5/25/2051 (a)	52,028	52,835
Series 2011-58, Class WA, 5.51%, 7/25/2051 (a)	321,882	306,458
Series 2022-1, Class CZ, 3.00%, 12/25/2051	2,819,454	1,646,177
Series 2012-21, Class WA, 5.63%, 3/25/2052 (a)	386,121	391,357
Series 2025-18, Class MA, 0.50%, 9/25/2054	24,388,072	20,424,083
Series 2025-29, Class LA, 2.00%, 5/25/2055	7,857,012	6,875,193
Series 2026-40, Class DT, 0.25%, 6/25/2056	9,681,022	7,697,467
Series 2026-50, Class GS, IF, 4.14%, 7/25/2056 (a)	12,644,175	10,987,717
Series 2026-55, Class AS, IF, 5.73%, 7/25/2056 (a)	7,911,335	6,965,630
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2026-61, Class MS, IF, 2.54%, 8/25/2056 (a)	8,441,163	6,813,110
Series 2026-71, PO, 9/25/2056	10,000,000	7,359,375
FNMA, REMIC Trust Series 2001-W4, Class AF6, 5.11%, 1/25/2032 (d)	533	531
FNMA, REMIC Trust, Whole Loan
Series 2004-W4, Class A7, 5.50%, 6/25/2034	217,119	219,366
Series 2007-W2, Class 1A1, 4.08%, 3/25/2037 (a)	114,901	113,637
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	46,300	45,981
Series 2007-W7, Class 1A4, IF, 16.63%, 7/25/2037 (a)	5,949	7,245
Series 2001-W3, Class A, 7.00%, 9/25/2041 (a)	149,621	145,873
Series 2002-W10, IO, 0.91%, 8/25/2042 (a)	637,801	25,169
Series 2003-W4, Class 2A, 5.20%, 10/25/2042 (a)	10,173	10,093
Series 2003-W1, Class 1A1, 4.64%, 12/25/2042 (a)	80,822	79,699
Series 2003-W1, Class 2A, 5.03%, 12/25/2042 (a)	57,725	57,042
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	196,148	201,000
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	40,588	40,960
Series 2006-W3, Class 1AF1, 4.00%, 10/25/2046 (a)	26,932	26,677
Series 2009-W1, Class A, 6.00%, 12/25/2049	143,009	145,475
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 4.42%, 6/27/2036 (a)	108,886	109,742
Series 2007-54, Class FA, 4.16%, 6/25/2037 (a)	46,235	45,873
Series 2007-64, Class FB, 4.13%, 7/25/2037 (a)	64,684	64,334
Series 2007-106, Class A7, 6.04%, 10/25/2037 (a)	19,022	18,843
Series 2003-7, Class A1, 6.50%, 12/25/2042	107,443	107,111
FNMA, STRIPS
Series 331, Class 13, IO, 7.00%, 11/25/2032	35,553	3,686
Series 345, Class 6, IO, 5.00%, 12/25/2033 (a)	17,000	1,769
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 351, Class 7, IO, 5.00%, 4/25/2034 (a)	39,759	3,941
Series 356, Class 3, IO, 5.00%, 1/25/2035	52,127	5,830
Series 365, Class 8, IO, 5.50%, 5/25/2036	70,753	11,904
Series 373, Class 1, PO, 7/25/2036	432,371	374,014
Series 374, Class 5, IO, 5.50%, 8/25/2036	25,132	3,670
Series 393, Class 6, IO, 5.50%, 4/25/2037	8,142	642
Series 383, Class 32, IO, 6.00%, 1/25/2038	66,158	11,367
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 4.00%, 6/19/2035 (a)	94,869	92,470
GNMA
Series 2001-35, Class SA, IF, IO, 4.50%, 8/16/2031 (a)	10,182	22
Series 2003-41, Class ID, IO, 5.50%, 5/20/2033	64,375	581
Series 2010-41, Class WA, 5.78%, 10/20/2033 (a)	183,460	185,415
Series 2003-112, Class SA, IF, IO, 2.80%, 12/16/2033 (a)	88,407	483
Series 2004-28, Class S, IF, 9.34%, 4/16/2034 (a)	18,810	19,583
Series 2004-46, Class AO, PO, 6/20/2034	32,301	26,990
Series 2010-103, Class WA, 5.65%, 8/20/2034 (a)	103,604	104,381
Series 2004-73, Class JL, IF, IO, 2.80%, 9/16/2034 (a)	316,835	19,900
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (a)	7,114	7,117
Series 2004-90, Class SI, IF, IO, 2.33%, 10/20/2034 (a)	93,244	889
Series 2005-68, Class DP, IF, 7.39%, 6/17/2035 (a)	14,394	15,160
Series 2010-14, Class CO, PO, 8/20/2035	213,764	179,085
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (a)	281,099	19,118
Series 2005-68, Class KI, IF, IO, 2.53%, 9/20/2035 (a)	184,797	9,732
Series 2005-72, Class AZ, 5.50%, 9/20/2035	113,156	114,138
Series 2005-85, IO, 5.50%, 11/16/2035	68,433	615
Series 2010-14, Class BO, PO, 11/20/2035	37,986	31,909
Series 2006-16, Class OP, PO, 3/20/2036	34,775	28,868
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	75

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2006-22, Class AO, PO, 5/20/2036	24,353	20,144
Series 2006-34, PO, 7/20/2036	19,280	15,915
Series 2006-59, Class SD, IF, IO, 2.93%, 10/20/2036 (a)	34,983	1,368
Series 2011-22, Class WA, 5.74%, 2/20/2037 (a)	361,195	363,820
Series 2007-17, Class JO, PO, 4/16/2037	28,292	22,877
Series 2007-17, Class JI, IF, IO, 3.06%, 4/16/2037 (a)	205,755	10,772
Series 2010-129, Class AW, 5.77%, 4/20/2037 (a)	120,194	121,214
Series 2007-31, Class AO, PO, 5/16/2037	191,537	152,880
Series 2007-25, Class FN, 4.05%, 5/16/2037 (a)	23,975	23,709
Series 2007-28, Class BO, PO, 5/20/2037	4,442	3,591
Series 2007-26, Class SC, IF, IO, 2.43%, 5/20/2037 (a)	90,310	461
Series 2007-36, Class HO, PO, 6/16/2037	4,448	3,540
Series 2007-36, Class SE, IF, IO, 2.72%, 6/16/2037 (a)	88,955	483
Series 2007-36, Class SG, IF, IO, 2.70%, 6/20/2037 (a)	137,434	792
Series 2007-45, Class QA, IF, IO, 2.87%, 7/20/2037 (a)	42,283	1,854
Series 2007-40, Class SD, IF, IO, 2.98%, 7/20/2037 (a)	104,963	665
Series 2007-42, Class SB, IF, IO, 2.98%, 7/20/2037 (a)	104,178	1,127
Series 2007-53, Class SW, IF, 8.90%, 9/20/2037 (a)	13,171	13,699
Series 2009-79, Class OK, PO, 11/16/2037	60,614	49,962
Series 2007-74, Class SL, IF, IO, 2.79%, 11/16/2037 (a)	334,647	1,745
Series 2007-76, Class SA, IF, IO, 2.76%, 11/20/2037 (a)	87,172	509
Series 2007-79, Class SY, IF, IO, 2.78%, 12/20/2037 (a)	114,209	399
Series 2008-2, Class MS, IF, IO, 3.41%, 1/16/2038 (a)	73,181	3,779
Series 2008-1, PO, 1/20/2038	14,458	11,601
Series 2015-137, Class WA, 5.55%, 1/20/2038 (a)	122,949	124,536
Series 2008-13, Class PI, IO, 5.50%, 2/16/2038	151,250	8,945
Series 2008-10, Class S, IF, IO, 2.06%, 2/20/2038 (a)	47,671	209
Series 2009-106, Class ST, IF, IO, 2.23%, 2/20/2038 (a)	250,959	2,220
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2008-33, Class XS, IF, IO, 3.95%, 4/16/2038 (a)	51,769	808
Series 2008-36, Class SH, IF, IO, 2.53%, 4/20/2038 (a)	105,321	558
Series 2012-52, Class WA, 6.19%, 4/20/2038 (a)	968,222	983,355
Series 2008-40, Class SA, IF, IO, 2.65%, 5/16/2038 (a)	266,758	7,195
Series 2008-55, Class SA, IF, IO, 2.43%, 6/20/2038 (a)	53,095	255
Series 2008-62, Class SA, IF, IO, 2.38%, 7/20/2038 (a)	258,979	1,301
Series 2008-71, Class SC, IF, IO, 2.23%, 8/20/2038 (a)	17,982	85
Series 2012-59, Class WA, 5.58%, 8/20/2038 (a)	191,187	193,114
Series 2009-25, Class SE, IF, IO, 3.83%, 9/20/2038 (a)	49,688	398
Series 2011-97, Class WA, 6.05%, 11/20/2038 (a)	294,937	296,028
Series 2008-93, Class AS, IF, IO, 1.93%, 12/20/2038 (a)	85,382	3,033
Series 2008-96, Class SL, IF, IO, 2.23%, 12/20/2038 (a)	58,433	270
Series 2008-95, Class DS, IF, IO, 3.53%, 12/20/2038 (a)	198,268	1,492
Series 2011-163, Class WA, 5.82%, 12/20/2038 (a)	411,750	417,957
Series 2009-6, Class SA, IF, IO, 2.35%, 2/16/2039 (a)	58,016	262
Series 2009-10, Class SA, IF, IO, 2.18%, 2/20/2039 (a)	106,542	5,284
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	330,022	2,976
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	74,302	2,961
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	85,191	3,347
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	24,495	1,071
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	56,883	2,711
Series 2009-43, Class SA, IF, IO, 2.18%, 6/20/2039 (a)	69,609	1,990
Series 2009-42, Class SC, IF, IO, 2.31%, 6/20/2039 (a)	132,433	7,012
Series 2009-64, Class SN, IF, IO, 2.35%, 7/16/2039 (a)	68,561	2,205
Series 2009-54, Class JZ, 5.50%, 7/20/2039	573,001	589,183
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2009-67, Class SA, IF, IO, 2.30%, 8/16/2039 (a)	96,461	5,210
Series 2009-72, Class SM, IF, IO, 2.50%, 8/16/2039 (a)	160,066	7,788
Series 2009-106, Class AS, IF, IO, 2.65%, 11/16/2039 (a)	246,902	16,909
Series 2015-91, Class W, 5.26%, 5/20/2040 (a)	406,171	410,959
Series 2013-75, Class WA, 5.06%, 6/20/2040 (a)	184,640	184,952
Series 2011-137, Class WA, 5.58%, 7/20/2040 (a)	725,808	733,399
Series 2010-130, Class CP, 7.00%, 10/16/2040	119,115	123,559
Series 2010-157, Class OP, PO, 12/20/2040	358,720	306,668
Series 2020-187, Class WA, 3.76%, 7/16/2041 (a)	3,280,215	3,066,332
Series 2011-100, Class MY, 4.00%, 7/20/2041	626,304	602,031
Series 2012-24, Class WA, 5.54%, 7/20/2041 (a)	825,258	835,150
Series 2013-26, Class AK, 4.72%, 9/20/2041 (a)	424,855	419,598
Series 2014-188, Class W, 4.54%, 10/20/2041 (a)	444,221	439,075
Series 2012-141, Class WA, 4.52%, 11/16/2041 (a)	1,736,175	1,679,531
Series 2012-141, Class WC, 3.74%, 1/20/2042 (a)	870,268	811,366
Series 2012-141, Class WB, 4.00%, 9/16/2042 (a)	1,388,333	1,297,478
Series 2012-138, Class PT, 3.99%, 11/16/2042 (a)	1,378,420	1,310,973
Series 2013-54, Class WA, 4.89%, 11/20/2042 (a)	835,677	837,765
Series 2017-99, Class PT, 5.97%, 8/20/2044 (a)	436,605	445,335
Series 2021-103, Class WA, 4.20%, 6/20/2045 (a)	2,659,852	2,525,931
Series 2019-31, Class HC, 3.50%, 5/20/2046	1,035,887	1,001,874
Series 2018-160, Class PA, 3.50%, 7/20/2046	447,041	440,375
Series 2016-90, Class LI, IO, 4.00%, 7/20/2046	1,091,906	188,630
Series 2019-31, Class TS, IF, IO, 2.28%, 3/20/2049 (a)	12,547,054	826,881
Series 2019-111, IO, 5.00%, 4/20/2049	4,328,437	672,557
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2019-65, Class ST, IF, IO, 2.28%, 5/20/2049 (a)	6,096,786	466,424
Series 2020-133, Class IH, IO, 5.00%, 6/20/2049	2,661,147	296,119
Series 2019-112, Class GS, IF, IO, 2.30%, 9/20/2049 (a)	1,464,284	138,024
Series 2019-112, Class SG, IF, IO, 2.33%, 9/20/2049 (a)	1,995,453	152,423
Series 2023-43, Class B, 4.00%, 12/20/2049	13,803,784	12,636,260
Series 2020-47, Class AI, IO, 4.50%, 4/16/2050	3,840,536	727,993
Series 2020-85, Class IA, IO, 4.50%, 6/20/2050	15,693,601	2,444,537
Series 2020-95, Class HI, IO, 4.00%, 7/20/2050	7,541,250	1,324,345
Series 2020-97, Class AI, IO, 4.75%, 7/20/2050	8,306,910	1,507,320
Series 2020-97, Class IA, IO, 5.00%, 7/20/2050	10,618,084	1,913,859
Series 2020-133, Class KB, 1.00%, 8/20/2050	7,138,640	5,673,801
Series 2020-122, Class HI, IO, 3.00%, 8/20/2050	17,106,297	2,939,264
Series 2020-112, Class GI, IO, 4.50%, 8/20/2050	8,957,721	1,945,527
Series 2022-64, Class ZY, 2.50%, 9/20/2050	4,594,435	3,091,233
Series 2020-133, Class EI, IO, 3.00%, 9/20/2050	12,709,158	2,022,181
Series 2020-134, Class IH, IO, 3.00%, 9/20/2050	18,459,989	3,040,809
Series 2020-149, Class SH, IF, IO, 3.06%, 10/20/2050 (a)	15,661,886	212,201
Series 2020-149, Class TS, IF, IO, 3.06%, 10/20/2050 (a)	14,217,156	89,395
Series 2021-16, Class JI, IO, 3.00%, 12/20/2050	17,691,956	2,973,473
Series 2020-189, Class JI, IO, 3.50%, 12/20/2050	10,157,659	1,907,913
Series 2021-15, Class EI, IO, 2.50%, 1/20/2051	16,137,109	2,193,672
Series 2021-27, Class TI, IO, 3.00%, 2/20/2051	11,821,104	1,691,963
Series 2021-69, Class CI, IO, 3.50%, 4/20/2051	8,145,514	1,491,080
Series 2024-197, Class BN, 3.00%, 5/20/2051	15,294,507	13,962,662
Series 2021-226, Class ZH, 3.00%, 12/20/2051	1,318,346	754,348
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	77

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2022-87, Class JT, IF, 5.73%, 5/20/2052 (a)	10,885,604	9,819,980
Series 2022-172, Class DS, IF, 6.31%, 10/20/2052 (a)	3,357,735	2,963,040
Series 2022-179, Class WE, IF, 6.40%, 10/20/2052 (a)	3,546,484	3,248,185
Series 2022-190, Class LS, IF, 4.90%, 11/20/2052 (a)	7,057,646	6,115,281
Series 2023-55, Class MT, 4.50%, 4/20/2053	3,544,250	3,386,742
Series 2023-53, Class SL, IF, 5.22%, 4/20/2053 (a)	6,733,908	6,008,168
Series 2023-65, Class KS, IF, 4.92%, 5/20/2053 (a)	6,557,295	5,744,817
Series 2023-66, Class MP, IF, 5.02%, 5/20/2053 (a)	3,208,491	2,894,074
Series 2023-69, Class S, IF, 5.57%, 5/20/2053 (a)	4,431,382	4,030,524
Series 2023-63, Class SY, IF, 9.02%, 5/20/2053 (a)	5,295,760	5,260,637
Series 2023-89, Class BS, IF, 4.98%, 6/20/2053 (a)	6,238,534	5,428,635
Series 2023-89, Class SC, IF, 7.00%, 6/20/2053 (a)	6,137,470	5,829,105
Series 2023-89, Class QS, IF, 7.25%, 6/20/2053 (a)	7,458,964	7,033,695
Series 2023-115, Class TS, IF, 7.87%, 6/20/2053 (a)	2,959,880	2,828,313
Series 2023-101, Class S, IF, 4.62%, 7/20/2053 (a)	1,438,351	1,213,552
Series 2023-128, Class SL, IF, 7.49%, 8/20/2053 (a)	6,504,430	6,126,917
Series 2023-146, Class GO, PO, 10/20/2053	10,565,615	8,119,339
Series 2024-164, Class LO, PO, 6/20/2054	5,243,110	3,995,293
Series 2024-164, Class SM, IF, IO, 1.86%, 10/20/2054 (a)	31,366,635	1,617,725
Series 2025-105, Class SM, IF, 5.45%, 6/20/2055 (a)	12,215,217	10,755,260
Series 2026-103, Class LS, IF, 4.61%, 6/20/2056 (a)	16,962,506	15,109,800
Series 2026-107, Class SB, IF, 4.78%, 6/20/2056 (a)	5,961,379	5,319,871
Series 2026-107, Class ES, IF, 4.90%, 6/20/2056 (a)	2,989,774	2,643,134
Series 2026-108, Class SA, IF, 8.56%, 6/20/2056 (a)	6,555,538	6,800,538
Series 2012-H24, Class FG, 4.21%, 4/20/2060 (a)	1,625	1,622
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2013-H03, Class FA, 4.08%, 8/20/2060 (a)	149	148
Series 2013-H05, Class FB, 4.22%, 2/20/2062 (a)	3,837	3,815
Series 2013-H07, Class MA, 4.33%, 4/20/2062 (a)	327	327
Series 2013-H02, Class HF, 4.08%, 11/20/2062 (a)	242	241
Series 2013-H01, Class JA, 4.10%, 1/20/2063 (a)	281,292	280,365
Series 2013-H04, Class SA, 4.20%, 2/20/2063 (a)	445,508	444,249
Series 2013-H08, Class BF, 4.18%, 3/20/2063 (a)	165,278	164,359
Series 2013-H07, Class HA, 4.19%, 3/20/2063 (a)	293,991	293,210
Series 2013-H09, Class HA, 1.65%, 4/20/2063	30,026	28,889
Series 2024-64, Class EO, PO, 4/20/2064	10,237,234	8,624,012
Series 2016-H13, Class FT, 4.36%, 5/20/2066 (a)	10,599	10,595
Series 2016-H13, Class FD, 4.44%, 5/20/2066 (a)	108,462	108,455
Series 2016-H11, Class FD, 4.82%, 5/20/2066 (a)	190,489	191,347
Series 2016-H26, Class FC, 4.78%, 12/20/2066 (a)	219,134	220,687
Series 2017-H05, Class FC, 4.53%, 2/20/2067 (a)	288,775	289,793
Series 2017-H08, Class XI, IO, 2.21%, 3/20/2067 (a)	921,078	43,102
Series 2017-H11, Class XI, IO, 1.93%, 5/20/2067 (a)	3,265,062	120,206
Series 2017-H14, Class XI, IO, 1.69%, 6/20/2067 (a)	1,647,179	44,041
Series 2017-H14, Class AI, IO, 2.11%, 6/20/2067 (a)	985,508	43,011
Series 2017-H16, Class F, 4.79%, 8/20/2067 (a)	475,526	476,088
Series 2017-H17, Class FQ, 5.05%, 9/20/2067 (a)	1,002,518	1,007,254
Series 2017-H25, Class HI, IO, 2.10%, 10/20/2067 (a)	1,138,580	41,935
Series 2018-H04, Class FE, 4.26%, 2/20/2068 (a)	450,039	449,708
Series 2018-H18, Class AI, IO, 1.82%, 9/20/2068 (a)	42,006,177	2,545,682
Series 2019-H14, Class IE, IO, 1.02%, 5/20/2069 (a)	1,468,667	36,414
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2019-H15, Class IJ, IO, 2.13%, 8/20/2069 (a)	1,969,806	40,047
Series 2019-H18, Class CI, IO, 1.70%, 10/20/2069 (a)	20,010,775	1,078,119
Series 2019-H18, Class KI, IO, 2.35%, 11/20/2069 (a)	92,344	93
Series 2020-H02, Class DI, IO, 2.26%, 12/20/2069 (a)	510,672	1,609
Series 2020-H05, IO, 1.34%, 3/20/2070 (a)	18,439,334	1,091,786
Series 2020-H07, Class DI, IO, 1.51%, 4/20/2070 (a)	22,350,858	1,154,288
Series 2020-H09, Class IE, IO, 2.17%, 5/20/2070 (a)	3,445,360	139,714
Series 2020-H17, Class IJ, IO, 1.77%, 10/20/2070 (a)	9,742,347	471,605
Series 2020-H17, Class IK, IO, 2.00%, 10/20/2070 (a)	40,471,142	2,409,708
Series 2021-H01, Class AI, IO, 1.94%, 11/20/2070 (a)	73,874,437	3,758,636
Series 2020-H22, Class JI, IO, 1.35%, 12/20/2070 (a)	107,371,190	5,733,124
Series 2020-H22, Class IH, IO, 1.45%, 12/20/2070 (a)	10,595,242	558,979
Series 2021-H01, Class DI, IO, 2.28%, 12/20/2070 (a)	23,642,067	1,726,576
Series 2021-H02, Class JI, IO, 1.02%, 1/20/2071 (a)	24,618,842	1,173,120
Series 2021-H02, Class IH, IO, 1.14%, 1/20/2071 (a)	17,106,093	879,149
Series 2021-H02, Class IJ, IO, 1.34%, 1/20/2071 (a)	104,758,114	5,490,655
Series 2021-H02, Class HI, IO, 1.49%, 1/20/2071 (a)	17,551,856	458,801
Series 2021-H03, Class IE, IO, 0.60%, 2/20/2071 (a)	7,070,905	278,878
Series 2021-H03, Class IN, IO, 0.99%, 2/20/2071 (a)	49,984,342	2,492,848
Series 2021-H05, Class IQ, IO, 1.11%, 2/20/2071 (a)	71,297,705	3,017,968
Series 2021-H03, Class NI, IO, 1.14%, 2/20/2071 (a)	28,026,282	1,443,742
Series 2021-H03, Class TI, IO, 1.15%, 2/20/2071 (a)	53,213,320	2,541,255
Series 2021-H03, Class IP, IO, 1.23%, 2/20/2071 (a)	38,807,110	1,943,169
Series 2021-H03, Class PI, IO, 1.26%, 2/20/2071 (a)	30,353,931	1,505,032
Series 2023-H06, Class EI, IO, 0.73%, 3/20/2071 (a)	40,395,982	1,012,399
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2021-H05, Class QI, IO, 0.75%, 3/20/2071 (a)	106,334,183	3,961,884
Series 2021-H06, Class IA, IO, 0.82%, 3/20/2071 (a)	16,345,438	538,358
Series 2021-H06, Class QI, IO, 0.66%, 4/20/2071 (a)	42,027,739	1,468,760
Series 2021-H06, IO, 1.11%, 4/20/2071 (a)	69,027,560	2,855,491
Series 2021-H14, Class IY, IO, 0.39%, 9/20/2071 (a)	75,315,713	1,910,054
GS Mortgage-Backed Securities Trust
Series 2024-RPL2, Class A1, 3.75%, 7/25/2061 (a) (c)	5,572,355	5,359,538
Series 2024-RPL4, Class A1, 3.90%, 9/25/2061 (c) (d)	6,631,731	6,449,459
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032 (a) (c)	95,191	94,064
Series 2004-4, Class 1AF, 4.18%, 6/25/2034 (a) (c)	61,078	55,601
Series 2005-RP2, Class 1AF, 4.13%, 3/25/2035 (a) (c)	118,212	111,418
Series 2005-RP3, Class 1AS, IO, 0.35%, 9/25/2035 (a) (c)	379,504	266
Series 2005-RP3, Class 1AF, 4.13%, 9/25/2035 (a) (c)	834,909	721,884
Series 2006-RP2, Class 1AS2, IF, IO, 2.13%, 4/25/2036 (a) (c)	666,014	30,113
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	67,454	66,728
Series 2003-13, Class 1A1, 5.40%, 10/25/2033 (a)	17,647	17,692
Series 2004-3F, Class 3A8, 13.50%, 2/25/2034	2,592	2,377
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	69,775	68,436
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	69,200	67,765
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	28,393	28,210
Series 2005-5F, Class 8A3, 4.28%, 6/25/2035 (a)	15,120	14,687
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	167,125	164,792
Series 2006-1F, Class 1AP, PO, 2/25/2036	43,692	24,913
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,068,202	391,531
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	79

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A1, 5.24%, 9/25/2040 (c) (d)	2,865,000	2,859,646
Impac Secured Assets CMN Owner Trust Series 2001-8, Class A6, 6.44%, 1/25/2032	74,055	74,515
IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 2A1A, 3.61%, 3/25/2036 (a)	55,605	37,237
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A2, 6.27%, 11/25/2033 (a)	29,094	28,937
Series 2006-A2, Class 5A3, 6.27%, 11/25/2033 (a)	52,632	52,348
Series 2006-A3, Class 6A1, 4.79%, 8/25/2034 (a)	17,764	17,663
Series 2006-A2, Class 4A1, 6.01%, 8/25/2034 (a)	63,204	64,194
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	3,952	3,674
Series 2004-A4, Class 1A1, 6.37%, 9/25/2034 (a)	1,213	1,194
Series 2005-A1, Class 3A4, 5.08%, 2/25/2035 (a)	32,048	31,189
Series 2007-A1, Class 5A2, 5.80%, 7/25/2035 (a)	22,626	22,537
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 5.89%, 10/25/2066 (c) (d)	2,113,622	2,114,490
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.58%, 4/25/2036 (a)	148,428	90,503
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	545	565
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	310,764	69,437
LHOME Mortgage Trust
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (c) (d)	5,780,000	5,781,485
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (c) (d)	6,200,000	6,209,844
Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (a) (c)	10,284,000	10,285,722
Series 2025-RTL3, Class A1, 5.24%, 8/25/2040 (c) (d)	2,500,000	2,494,017
Series 2026-RTL1, Class A1, 4.91%, 1/25/2041 (c) (d)	5,987,000	5,929,069
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.00%, 4/21/2034 (a)	18,534	18,265
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2004-3, Class 4A2, 3.44%, 4/25/2034 (a)	10,964	9,671
Series 2004-4, Class 2A1, 5.92%, 5/25/2034 (a)	12,125	11,591
Series 2004-13, Class 3A7, 5.29%, 11/21/2034 (a)	99,395	98,575
Series 2004-15, Class 3A1, 6.76%, 12/25/2034 (a)	20,090	19,825
MASTR Alternative Loan Trust
Series 2003-4, Class 2A1, 6.25%, 6/25/2033	51,373	51,920
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	16,068	15,390
Series 2004-1, Class 30, PO, 2/25/2034	27,172	17,181
Series 2004-3, Class 30, PO, 4/25/2034	41,663	31,253
Series 2004-3, Class 30X1, IO, 6.00%, 4/25/2034	20,646	1,647
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	46,730	46,671
Series 2004-5, Class 30, PO, 6/25/2034	54,268	40,531
Series 2004-5, Class 30X1, IO, 6.00%, 6/25/2034	16,980	1,403
Series 2004-6, Class 30X1, IO, 5.50%, 7/25/2034	24,313	1,898
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	207,404	200,254
Series 2004-7, Class 30, PO, 8/25/2034	11,713	8,131
Series 2004-7, Class AX1, IO, 5.50%, 8/25/2034	42,090	3,166
Series 2005-3, Class AX2, IO, 6.00%, 4/25/2035	397,964	59,747
MASTR Asset Securitization Trust
Series 2003-11, Class 15, PO, 12/25/2018 ‡	1	—
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	19,984	15,878
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (c)	19,669	15,803
Series 2004-1, Class 30, PO, 2/25/2034	3,595	2,648
Series 2004-3, PO, 3/25/2034	599	—
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 4.13%, 5/25/2035 (a) (c)	975,518	442,146
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (c)	27,764	18,536
Merrill Lynch Mortgage Investors Trust
Series 2003-A, Class 2A2, 5.09%, 3/25/2028 (a)	6,939	6,310
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2003-E, Class A1, 4.40%, 10/25/2028 (a)	46,082	42,500
Series 2003-F, Class A1, 4.42%, 10/25/2028 (a)	22,591	22,280
Series 2004-D, Class A2, 4.99%, 9/25/2029 (a)	32,714	32,127
Series 2004-E, Class A2A, 4.88%, 11/25/2029 (a)	12,619	11,944
Series 2003-A5, Class 2A6, 5.87%, 8/25/2033 (a)	29,645	28,883
Series 2004-A4, Class A2, 4.78%, 8/25/2034 (a)	57,399	54,664
Series 2004-1, Class 2A1, 5.24%, 12/25/2034 (a)	41,978	40,325
Merrill Lynch Mortgage Investors Trust MLMI
Series 2003-A4, Class 2A, 6.00%, 7/25/2033 (a)	10,543	10,233
Series 2005-A1, Class 3A, 5.03%, 12/25/2034 (a)	7,354	7,270
MFA Trust Series 2024-RPL1, Class A1, 4.25%, 2/25/2066 (a) (c)	9,064,085	8,506,430
MOO Securitization Trust
Series 2025-RM1, Class A1A, 4.50%, 12/25/2065 ‡ (a) (c)	15,000,000	14,351,090
Series 2025-RM1, Class A1B, 4.50%, 12/25/2065 ‡ (a) (c)	2,000,000	1,879,948
Series 2026-RM1, Class A1, 4.50%, 3/25/2066 ‡ (a) (c)	12,695,000	12,066,369
Series 2026-RM2, Class A1, 4.75%, 6/25/2066 ‡ (a) (c)	8,666,000	8,272,920
4.75%, 7/25/2066 ‡	9,000,000	8,448,994
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.65%, 4/25/2034 (a)	86,080	84,046
MortgageIT Trust Series 2005-5, Class A1, 4.30%, 12/25/2035 (a)	12,878	12,816
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (c)	114,207	97,418
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (c) (d)	8,077,582	8,084,683
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (c) (d)	7,700,000	7,682,088
Series 2026-RPL1, Class A1A, 4.00%, 12/25/2065 (c) (d)	13,794,627	13,050,922
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	22,059	21,896
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2003-A1, Class A1, 5.50%, 5/25/2033	2,830	2,809
Series 2003-A1, Class A2, 6.00%, 5/25/2033	5,254	5,269
Ocwen Loan Investment Trust
Series 2024-HB1, Class A, 3.00%, 2/25/2037 ‡ (c)	1,040,306	1,032,484
Series 2024-HB1, Class M2, 3.00%, 2/25/2037 ‡ (c)	1,390,000	1,371,719
OLIT Series 2025-HB2, Class M1, 3.00%, 11/25/2038 ‡ (a) (c)	6,675,000	6,279,548
Onity Loan Investment Trust
Series 2025-HB1, Class M1, 3.00%, 6/25/2038 ‡ (a) (c)	4,115,000	3,916,742
Series 2026-HB2, Class M1, 3.00%, 5/25/2039 ‡ (a) (c)	3,495,000	3,238,431
Series 2026-HB2, Class M2, 3.00%, 5/25/2039 ‡ (a) (c)	1,165,000	1,072,635
Series 2026-HB3, Class M1, 3.00%, 6/25/2039 ‡ (a) (c)	2,560,000	2,366,514
PRET Trust Series 2024-RPL2, Class A1, 4.07%, 6/25/2064 (a) (c)	7,078,753	6,615,209
Prime Mortgage Trust
Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	42,901	42,137
Series 2005-4, Class 2, PO, 10/25/2035 ‡	41,637	32,407
PRPM LLC
Series 2023-RCF2, Class A1, 4.00%, 11/25/2053 (c) (d)	1,895,223	1,867,072
Series 2024-RCF1, Class A1, 4.00%, 1/25/2054 (c) (d)	2,884,145	2,837,739
Series 2024-RPL1, Class A1, 4.20%, 12/25/2064 (c) (d)	7,428,132	7,296,142
Rain City Mortgage Trust Series 2024-RTL1, Class A1, 6.53%, 9/25/2029 (c) (d)	4,631,000	4,648,378
RALI Trust
Series 2004-QA4, Class NB3, 7.11%, 9/25/2034 (a)	58,580	57,765
Series 2004-QA6, Class NB2, 4.29%, 12/26/2034 (a)	20,792	20,202
Series 2005-QA6, Class A32, 6.21%, 5/25/2035 (a)	427,263	200,174
Series 2005-QA10, Class A31, 4.93%, 9/25/2035 (a)	45,801	29,708
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	78,315	64,050
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	81

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Residential Asset Securitization Trust
Series 2003-A5, Class A1, 5.50%, 6/25/2033	69,399	67,132
Series 2004-IP2, Class 1A1, 5.75%, 12/25/2034 (a)	134,318	133,524
Series 2005-A16, Class AX, IO, 5.75%, 2/25/2036	445,035	91,548
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	163,812	71,693
RMF Buyout Issuance Trust Series 2020-HB1, Class M3, 4.75%, 10/25/2050 ‡ (a) (c)	3,300,000	2,866,307
Seasoned Credit Risk Transfer Trust
Series 2025-2, Class MTU, 3.25%, 6/25/2065	7,976,493	6,593,541
Series 2025-2, Class TTW, 4.25%, 6/25/2065	8,639,577	8,159,744
Seasoned Loans Structured Transaction Trust Series 2025-2, Class A1, 3.00%, 10/25/2035	16,829,753	15,389,064
Sequoia Mortgage Trust
Series 2003-1, Class 1A, 4.53%, 4/20/2033 (a)	51,515	47,364
Series 2004-8, Class A1, 4.47%, 9/20/2034 (a)	169,502	148,202
Series 2004-8, Class A2, 5.01%, 9/20/2034 (a)	96,847	91,684
Series 2004-9, Class A1, 4.45%, 10/20/2034 (a)	295,989	270,620
Series 2004-10, Class A1A, 4.39%, 11/20/2034 (a)	115,336	109,490
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 4.42%, 10/19/2034 (a)	125,457	120,785
Series 2005-AR5, Class A3, 4.26%, 7/19/2035 (a)	186,397	179,083
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-34A, Class 3A3, 5.21%, 11/25/2033 (a)	26,057	25,854
Series 2003-37A, Class 2A, 5.03%, 12/25/2033 (a)	181,880	178,868
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 4.42%, 9/25/2043 (a)	9,471	9,299
Series 2004-1, Class II2A, 2.48%, 3/25/2044 (a)	7,085	6,696
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (c) (d)	5,875,000	5,873,652
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (c) (d)	330,798	329,169
Series 2019-3, Class M2, 4.25%, 2/25/2059 (a) (c)	7,550,000	6,371,675
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (c)	14,773,215	12,962,689
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (c)	10,250,000	8,499,126
Series 2020-3, Class M1A, 2.75%, 2/25/2063 (a) (c)	7,750,000	6,758,035
TVC Mortgage Trust Series 2026-RRTL1, Class A1, 4.96%, 2/25/2041 (c) (d)	10,445,000	10,306,736
Vendee Mortgage Trust
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	8,247	8,266
Series 1998-1, Class 2E, 7.00%, 3/15/2028	16,490	16,541
Series 2010-1, Class DZ, 4.25%, 4/15/2040	947,019	896,113
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S1, Class A5, 5.50%, 4/25/2033	49,246	49,511
Series 2003-S3, Class 1A4, 5.50%, 6/25/2033	22,814	22,323
Series 2003-AR8, Class A, 4.99%, 8/25/2033 (a)	49,266	47,874
Series 2003-AR7, Class A7, 5.42%, 8/25/2033 (a)	54,224	53,192
Series 2003-AR9, Class 1A6, 5.18%, 9/25/2033 (a)	202,014	198,858
Series 2003-AR9, Class 2A, 5.47%, 9/25/2033 (a)	18,408	17,937
Series 2003-S9, Class P, PO, 10/25/2033	2,729	2,177
Series 2003-S9, Class A8, 5.25%, 10/25/2033	169,514	165,858
Series 2003-AR11, Class A6, 5.50%, 10/25/2033 (a)	100,937	94,477
Series 2004-AR3, Class A1, 4.87%, 6/25/2034 (a)	11,584	10,976
Series 2004-AR3, Class A2, 4.87%, 6/25/2034 (a)	78,505	74,386
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	171,945	166,422
Series 2006-AR10, Class 2P, 4.00%, 9/25/2036 (a)	24,498	22,178
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	18,328	17,750
Series 2005-2, Class 1A4, IF, IO, 1.27%, 4/25/2035 (a)	1,215,609	34,073
Series 2005-4, Class CB7, 5.50%, 6/25/2035	141,183	128,997
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	105,505	90,132
Series 2005-11, Class A4, IF, IO, 1.17%, 1/25/2036 (a)	1,969,654	52,380
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA2, Class 2A, 7.00%, 7/25/2033	68,282	70,086
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-U, Class A1, 6.50%, 10/25/2034 (a)	104,243	103,244
Series 2007-7, Class A7, 6.00%, 6/25/2037	47,522	42,797
Ygrene (United Kingdom), 10.25%, 12/20/2028 ‡ (a) (c)	7,268,136	7,268,136
Total Collateralized Mortgage Obligations (Cost $1,171,417,133)		1,132,091,911
Asset-Backed Securities — 13.9%
Accelerated Assets LLC Series 2018-1, Class B, 4.51%, 12/2/2033 (c)	173,502	171,523
Accelerated LLC Series 2021-1H, Class C, 2.35%, 10/20/2040 (c)	1,992,289	1,849,754
ACHM Trust
Series 2025-HE3, Class A, 5.20%, 11/25/2055 (a) (c)	7,147,960	6,979,984
Series 2026-HE1, Class A, 5.82%, 8/25/2056 (a) (c)	7,559,368	7,539,322
Ajax Mortgage Loan Trust Series 2021-G, Class A, 5.87%, 6/25/2061 (a) (c)	1,691,172	1,691,847
AMSR Trust
Series 2021-SFR1, Class B, 2.15%, 6/17/2038 (c)	2,463,000	2,322,253
Series 2021-SFR1, Class D, 2.60%, 6/17/2038 (c)	3,400,000	3,207,892
Series 2022-SFR3, Class E1, 4.00%, 10/17/2039 (c)	8,181,000	7,980,377
Series 2023-SFR1, Class E2, 4.00%, 4/17/2040 (c)	3,000,000	2,892,581
Series 2023-SFR2, Class E1, 3.95%, 6/17/2040 (c)	10,000,000	9,590,320
Series 2024-SFR1, Class C, 4.29%, 7/17/2041 (c) (d)	6,887,000	6,617,782
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2024-SFR2, Class D, 4.15%, 11/17/2041 (c)	6,550,000	6,176,948
Series 2025-SFR1, Class C, 3.66%, 6/17/2042 (c)	6,095,000	5,682,808
Series 2025-SFR1, Class D, 3.66%, 6/17/2042 (c)	5,250,000	4,846,278
Series 2025-SFR2, Class D, 4.28%, 11/17/2042 (c)	5,903,000	5,538,754
Series 2026-SFR1, Class B, 3.78%, 4/17/2043 (c)	7,402,000	6,818,169
Series 2026-SFR1, Class C, 3.78%, 4/17/2043 (c)	8,000,000	7,323,564
Series 2026-SFR2, Class C, 3.81%, 9/17/2043 (c)	4,687,000	4,278,453
AREIT Ltd. (Cayman Islands) Series 2026-CRE12, Class A, 5.00%, 2/18/2044 (a) (c)	4,477,000	4,480,009
BARC Series 2026-CES1, Class A1A, 4.84%, 1/25/2056 (c) (d)	3,015,642	2,962,889
Bastion Funding I LLC Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (c)	2,915,038	2,924,611
BDS LLC Series 2026-FL17, Class A, 5.00%, 5/19/2043 (a) (c)	9,545,000	9,547,319
Bridge Trust
Series 2024-SFR1, Class B, 4.30%, 8/17/2040 (c)	11,538,000	11,209,735
Series 2025-SFR1, Class B, 4.20%, 9/17/2042 (c)	12,111,852	11,307,532
Series 2025-SFR1, Class D, 4.20%, 9/17/2042 (c)	6,868,367	6,313,540
BXG Receivables Note Trust
Series 2022-A, Class C, 5.35%, 9/28/2037 (c)	1,782,615	1,777,491
Series 2023-A, Class B, 6.31%, 11/15/2038 (c)	1,083,605	1,095,364
Series 2023-A, Class C, 7.38%, 11/15/2038 (c)	1,116,831	1,134,388
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (c)	1,112,559	1,034,338
Cascade MH Asset Trust
Series 2019-MH1, Class A, 4.00%, 11/25/2044 (a) (c)	728,948	698,242
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (c)	4,499,073	4,087,342
Series 2021-MH1, Class M1, 2.99%, 2/25/2046 (c)	2,000,000	1,571,672
Series 2022-MH1, Class A, 4.25%, 8/25/2054 ‡ (c) (d)	6,084,832	5,974,215
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	83

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-MH1, Class A1, 5.69%, 11/25/2056 (a) (c)	7,600,481	7,569,526
Series 2024-MH1, Class M1, 6.26%, 11/25/2056 (a) (c)	2,850,000	2,850,907
Chase Funding Trust
Series 2002-3, Class 1A5, 5.91%, 6/25/2032 (d)	142,771	140,851
Series 2003-4, Class 1A5, 4.91%, 5/25/2033 (d)	143,631	140,158
Series 2003-6, Class 1A7, 4.81%, 11/25/2034 (d)	93,872	91,265
CoreVest American Finance Trust
Series 2017-2, Class M, 5.48%, 12/25/2027 (a) (c)	6,200,000	6,096,950
Series 2019-2, Class B, 3.42%, 6/15/2052 (c)	1,985,695	1,903,547
Series 2019-3, Class XB, IO, 1.34%, 10/15/2052 (a) (c)	27,000,000	821,545
Series 2019-3, Class XA, IO, 1.99%, 10/15/2052 (a) (c)	436,317	4
Series 2019-3, Class A, 2.71%, 10/15/2052 (c)	56,927	56,820
Series 2021-1, Class A, 1.57%, 4/15/2053 (c)	705,102	693,615
Cross 2026-Ces1 Mortgage Trust Series 2026-CES1, Class A1A, 5.65%, 8/25/2061 (c) (d)	4,000,000	3,987,842
Dec
6.02%, 3/13/2030 ‡ (c)	5,820,227	5,724,776
6.91%, 1/15/2031 ‡ (c)	5,967,806	5,858,595
6.10%, 7/28/2046 ‡ (c)	6,000,000	5,948,400
6.82%, 7/28/2046 ‡	3,600,000	3,553,200
Deephaven Residential Mortgage Trust
Series 2025-CES1, Class A1A, 5.22%, 10/25/2055 (c) (d)	14,592,346	14,456,334
Series 2026-CES1, Class A1A, 5.31%, 3/25/2061 (c) (d)	8,107,242	8,036,178
Diversified ABS Holdings LLC Series 2024-2A, Class A, 6.56%, 9/30/2044 ‡ (c)	4,172,930	4,145,806
Diversified ABS Phase LLC Series 2024-1A, Class A1, 7.08%, 5/30/2044 (c)	3,913,777	3,928,297
E3 (Cayman Islands) Series 2019-1, Class B, 4.15%, 9/20/2055 (c)	883,425	716,927
EJ Series 2026-1 A2, 6.37%, 10/10/2041 ‡	9,582,988	9,582,988
Energy Assets 8.11%, 8/25/2044 ‡	2,195,149	2,194,784
FIGRE Trust
Series 2025-HE5, Class B, 5.48%, 8/25/2055 (a) (c)	1,546,160	1,525,070
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2025-HE7, Class A, 5.15%, 11/25/2055 (a) (c)	3,651,917	3,589,462
Series 2026-HE1, Class A, 4.98%, 1/25/2056 (a) (c)	2,934,401	2,879,357
Series 2026-HE4, Class A, 5.30%, 5/25/2056 (a) (c)	6,973,843	6,881,653
Series 2026-EXP1, Class A, 5.76%, 6/25/2056 (a) (c)	7,758,529	7,730,373
Series 2026-EXP2, Class A, 5.78%, 8/25/2056 (a) (c)	8,000,000	7,961,780
FirstKey Homes Trust
Series 2021-SFR2, Class C, 1.71%, 9/17/2038 (c)	4,000,000	3,990,920
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (c)	11,712,000	11,585,962
Series 2022-SFR1, Class E2, 5.00%, 5/19/2039 (c)	5,235,000	5,168,072
FMC GMSR Issuer Trust
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (a) (c)	19,222,400	18,572,948
Series 2021-GT2, Class B, 4.44%, 10/25/2026 (a) (c)	6,600,000	6,385,232
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (a) (c)	13,600,000	13,556,061
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (c)	14,900,000	14,952,049
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (c)	1,000,000	997,846
Series 2020-GT1, Class A, 4.45%, 1/25/2028 (a) (c)	13,050,000	12,909,861
Series 2021-GT1, Class A, 3.62%, 7/25/2028 (a) (c)	15,250,000	14,761,922
Series 2021-GT1, Class B, 4.36%, 7/25/2028 (a) (c)	9,050,000	8,772,472
Series 2026-GT1I, Class A, 5.90%, 8/20/2029 ‡ (a)	12,000,000	12,000,000
FRTKL Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (c)	3,800,000	3,790,287
FW Energy Asset Issuer LLC 7.15%, 8/25/2044 ‡	6,972,536	7,008,800
Goodgreen
Series 2019-2A, Class A, 2.76%, 4/15/2055 (c)	1,146,046	976,080
Series 2023-1A, Class A, 5.90%, 1/17/2061 (c)	5,605,006	5,451,317
Series 2023-1A, Class B, 5.90%, 1/17/2061 (c)	4,552,022	3,758,433
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Goodgreen Ltd.
Series 2024-1A, Class A, 6.29%, 7/15/2056 ‡ (c)	9,401,977	9,209,982
Series 2024-1A, Class B, 8.12%, 7/15/2056 ‡ (c)	2,415,401	2,377,989
Goodgreen Trust
Series 2017-1A, Class A, 3.74%, 10/15/2052 (c)	152,685	140,664
Series 2020-1A, Class A, 2.63%, 4/15/2055 (c)	3,786,514	3,145,336
Grene Series 2026-1A, 0.00%, 1/17/2061 ‡	4,872,556	4,724,430
Grene Energy Senio 0.00%, 1/25/2027 ‡	243,926	200,019
GS Mortgage-Backed Securities Trust
Series 2026-CES1, Class A1, 4.90%, 5/25/2056 (c) (d)	5,696,011	5,621,012
Series 2026-CES2, Class A1A, 5.23%, 6/25/2056 (c) (d)	11,123,262	11,010,489
Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (a) (c)	10,211,047	10,210,324
HERO Funding (Cayman Islands)
Series 2017-3A, Class A1, 3.19%, 9/20/2048 (c)	2,568,475	2,319,562
Series 2017-3A, Class A2, 3.95%, 9/20/2048 (c)	422,429	378,470
Series 2018-2A, Class A3, 3.39%, 9/20/2049 ‡	7,165,985	6,426,386
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043 (c)	319,013	277,860
HERO Funding Trust
Series 2015-1A, Class A, 3.84%, 9/21/2040 (c)	9,159	8,739
Series 2016-2A, Class A, 3.75%, 9/20/2041 (c)	1,617,612	1,538,194
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (c)	242,346	225,067
Series 2016-4A, Class A1, 3.57%, 9/20/2047 (c)	800,409	745,645
Series 2016-4A, Class A2, 4.29%, 9/20/2047 (c)	800,410	740,427
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (c)	1,473,921	1,349,648
Series 2017-2A, Class A1, 3.28%, 9/20/2048 (c)	569,965	518,170
Series 2020-1A, Class A, 2.59%, 9/20/2057 (c)	3,659,885	3,133,061
Hibernia IV Abs Issuer LLC 6.32%, 8/25/2046 ‡	8,000,000	7,999,949
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Hilton Grand Vacations Trust
Series 2022-2A, Class C, 5.57%, 1/25/2037 (c)	1,259,445	1,260,429
Series 2020-AA, Class B, 4.22%, 2/25/2039 (c)	543,884	542,540
Series 2024-1B, Class B, 5.99%, 9/15/2039 (c)	385,025	388,602
Series 2024-1B, Class C, 6.62%, 9/15/2039 (c)	728,041	738,350
Series 2024-3A, Class C, 5.71%, 8/27/2040 (c)	4,891,936	4,891,056
Series 2026-1A, Class B, 5.01%, 2/25/2043 (c)	10,031,894	9,940,320
Series 2026-1A, Class C, 5.36%, 2/25/2043 (c)	4,187,912	4,156,202
Series 2025-2A, Class C, 5.12%, 5/25/2044 (c)	3,011,653	2,991,645
Series 2025-3EXT, Class B, 4.90%, 10/25/2044 (c)	7,143,935	7,061,916
Series 2025-3EXT, Class C, 5.39%, 10/25/2044 (c)	6,457,431	6,401,758
Series 2026-2A, Class C, 5.54%, 3/27/2045 (c)	6,300,152	6,262,714
HINNT LLC
Series 2024-A, Class B, 5.84%, 3/15/2043 (c)	2,671,654	2,691,565
Series 2024-A, Class C, 6.32%, 3/15/2043 (c)	5,109,054	5,167,965
Series 2025-A, Class C, 5.89%, 3/15/2044 (c)	2,872,437	2,870,375
Home Partners of America Trust
Series 2021-2, Class D, 2.65%, 12/17/2026 (c)	11,512,140	11,410,254
Series 2021-2, Class E1, 2.85%, 12/17/2026 (c)	10,552,795	10,460,075
Series 2019-1, Class A, 2.91%, 9/17/2039 (c)	2,847,800	2,788,159
Series 2019-1, Class E, 3.60%, 9/17/2039 (c)	3,315,487	3,234,210
Invitation Homes Trust
Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (c)	6,434,000	6,144,422
Series 2024-SFR1, Class D, 4.25%, 9/17/2041 (c)	8,810,000	8,405,913
JBHP Series 2026-1 A2, 6.31%, 12/15/2041 ‡ (c)	11,669,974	11,370,055
Jonah Energy ABS LLC
Series 2024-1A, Class A1, 6.50%, 8/10/2039 ‡ (c)	5,606,424	5,593,529
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	85

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2022-1, Class B, 7.63%, 8/10/2039 ‡ (c)	9,343,669	9,341,800
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 0.99%, 9/25/2026 ‡ (a) (c)	1,919	—
Series 2012-4, Class A, IO, 0.84%, 9/25/2037 ‡ (a) (c)	1,186,448	22,494
Series 2012-6, Class A, IO, 0.60%, 5/25/2039 (a) (c)	1,065,365	10,347
Series 2015-2, Class A, IO, 3.17%, 7/25/2041 (a) (c)	282,034	27,127
Long Beach Mortgage Loan Trust Series 2004-1, Class M1, 4.53%, 2/25/2034 (a)	143,142	142,194
Madison Avenue Manufactured Housing Contract Trust Series 2002-A, 0.30%, 3/25/2032	12,657,545	60,816
Midcon Energy Asset Issuer LLC 5.31%, 2/27/2051 ‡ (a)	5,280,323	5,280,323
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 (c)	427,404	427,665
Mpire Frn Series 2026, 8.29%, 9/13/2030 ‡ (c)	8,992,204	9,017,652
MVW LLC
Series 2020-1A, Class B, 2.73%, 10/20/2037 (c)	288,953	288,659
Series 2020-1A, Class C, 4.21%, 10/20/2037 (c)	192,635	192,542
Series 2023-1A, Class C, 6.54%, 10/20/2040 (c)	2,205,712	2,237,485
Series 2023-2A, Class C, 7.06%, 11/20/2040 (c)	1,527,545	1,563,146
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (c)	554,760	543,126
Series 2021-1WA, Class C, 1.94%, 1/22/2041 (c)	909,751	891,032
Series 2022-2A, Class C, 7.62%, 10/21/2041 (c)	1,257,576	1,286,406
Series 2024-2A, Class B, 4.58%, 3/20/2042 (c)	4,388,197	4,328,683
Series 2024-2A, Class C, 4.92%, 3/20/2042 (c)	2,443,913	2,389,589
Series 2025-1A, Class C, 5.75%, 9/22/2042 (c)	6,153,386	6,144,544
Series 2024-1A, Class C, 6.20%, 2/20/2043 (c)	761,187	767,288
Series 2026-1A, Class B, 4.97%, 3/20/2043 (c)	3,662,179	3,613,753
Series 2026-1A, Class C, 5.36%, 3/20/2043 (c)	5,428,642	5,357,337
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2025-2A, Class B, 4.72%, 10/20/2044 (c)	5,402,358	5,314,966
Series 2025-2A, Class C, 4.97%, 10/20/2044 (c)	4,877,381	4,755,827
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 4.82%, 11/25/2033 (d)	100,057	97,129
New Residential Mortgage Loan Trust Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (c)	6,152,000	6,074,549
Nexus Nova (Spain) 6.50%, 11/8/2028 ‡	5,782,968	5,783,141
Nexus Nova Frn 6.55%, 8/10/2027 ‡	6,000,000	6,000,000
NMABS Issuer LLC Series 2025-1A, Class A, 5.14%, 11/22/2055 (c)	10,954,422	10,770,626
NRZ Excess Spread-Collateralized Notes Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (c)	3,110,845	3,099,258
Pagaya AI Technology in Housing Trust Series 2023-1, Class A, 3.60%, 10/25/2040 (c)	5,000,000	4,800,613
Piper ABS Issuer LLC Series 2025-1A, Class A1, 5.29%, 1/15/2046 ‡	9,460,995	9,213,116
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (c)	11,300,000	11,201,630
Series 2021-SFR8, Class E2, 2.53%, 10/17/2038 (c)	6,000,000	5,972,609
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (c)	4,555,000	4,519,605
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (c)	11,870,000	11,810,276
Series 2021-SFR7, Class C, 2.04%, 8/17/2040 (c)	6,246,000	5,855,139
Series 2021-SFR10, Class E1, 3.57%, 12/17/2040 (c)	6,388,057	6,072,572
Series 2022-SFR1, Class E1, 3.93%, 2/17/2041 (c)	14,992,000	14,350,083
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (a) (c)	2,576,000	2,421,964
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (a) (c)	9,625,000	9,026,871
Series 2024-SFR3, Class E1, 4.00%, 6/17/2041 (c)	7,000,000	6,633,018
Series 2025-SFR1, Class D, 3.65%, 2/17/2042 (c)	5,850,000	5,436,724
Series 2025-SFR1, Class E1, 3.75%, 2/17/2042 (c)	6,500,000	6,013,222
Series 2025-SFR2, Class D, 3.56%, 4/17/2042 (c)	7,648,838	7,037,206
Series 2025-SFR5, Class D, 4.00%, 10/17/2042 (c)	2,431,078	2,245,629
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2025-SFR6, Class D, 4.00%, 12/17/2042 (c)	7,730,000	7,117,878
Series 2026-SFR2, Class C, 4.32%, 5/17/2043 (c)	7,355,000	6,899,759
RCKT Mortgage Trust
Series 2026-CES2, Class A1A, 4.76%, 2/25/2056 (c) (d)	7,136,613	7,020,136
Series 2026-CES4, Class A1A, 5.12%, 4/25/2056 (c) (d)	5,692,345	5,638,893
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 (d)	478,553	104,948
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 (c)	207,764	189,588
Series 2023-1A, Class A, 5.90%, 11/20/2058 (c)	11,940,425	11,866,648
Series 2024-1A, Class A, 6.21%, 11/20/2059 (c)	9,284,609	9,307,983
Repo Buyer RRI Trust 3.06%, 4/14/2055 ‡	1,732,876	1,511,934
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.80%, 1/25/2036 (d)	46,377	38,778
Sierra Timeshare Receivables Funding LLC
Series 2022-3A, Class C, 7.63%, 7/20/2039 (c)	1,072,456	1,092,953
Series 2023-2A, Class C, 7.30%, 4/20/2040 (c)	1,704,511	1,746,742
Series 2022-2A, Class C, 6.36%, 6/20/2040 (c)	857,815	863,227
Series 2024-2A, Class C, 5.83%, 6/20/2041 (c)	1,481,071	1,486,665
Series 2024-3A, Class C, 5.32%, 8/20/2041 (c)	2,515,866	2,496,575
Series 2026-1A, Class B, 4.80%, 12/22/2042 (c)	2,456,320	2,421,071
Series 2024-1A, Class C, 5.94%, 1/20/2043 (c)	1,383,670	1,390,005
Series 2026-2A, Class C, 5.63%, 5/20/2043 (c)	3,950,013	3,941,335
Series 2025-2A, Class C, 5.32%, 4/20/2044 (c)	2,009,407	1,990,707
Series 2025-3A, Class C, 4.98%, 8/22/2044 (c)	1,894,251	1,856,386
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032	3,544	2,955
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2002-AL1, Class A3, 3.45%, 2/25/2032	71,896	11,650
Towd Point Mortgage Trust
Series 2025-FIX2, Class A1, 5.25%, 10/25/2065 (c) (d)	9,117,229	9,045,198
Series 2026-FIX1, Class A1, 4.98%, 12/25/2065 (c) (d)	13,758,968	13,557,241
Series 2026-CES1, Class A1, 4.96%, 1/25/2066 (c) (d)	8,545,491	8,429,486
Series 2026-CES2, Class A1A, 4.72%, 2/25/2066 (c) (d)	5,634,241	5,524,727
Series 2026-FIX2, Class A1A, 5.31%, 4/25/2066 (c) (d)	6,552,084	6,491,797
Tricon Residential Trust Series 2022-SFR1, Class E1, 5.34%, 4/17/2039 (c)	5,669,000	5,638,853
Ucielo 2025-assic 8.01%, 8/9/2033 ‡	286,712	286,712
vMobo, Inc. 7.46%, 7/18/2027 ‡	9,995,881	8,741,398
VOLT C LLC Series 2021-NPL9, Class A1, 5.99%, 5/25/2051 (c) (d)	2,560,766	2,560,618
Westgate Resorts LLC
Series 2024-1A, Class B, 6.56%, 1/20/2038 (c)	3,219,476	3,244,609
Series 2024-1A, Class C, 7.06%, 1/20/2038 (c)	2,647,231	2,674,982
Series 2026-1A, Class C, 6.08%, 10/20/2039 (c)	6,013,746	6,013,985
Total Asset-Backed Securities (Cost $959,070,190)		958,052,248
Commercial Mortgage-Backed Securities — 12.1%
Acrc Series 2026-1B, 0.00%, 11/15/2026 ‡ (c)	6,000,000	5,845,200
Baml RCAP Frn 8.00%, 10/25/2027 ‡	5,998,672	5,998,672
BAMLL Commercial Mortgage Securities Trust Series 2014-520M, Class C, 4.21%, 8/15/2046 (a) (c)	2,500,000	1,727,543
BAMLL Re-REMIC Trust
Series 2024-FRR3, Class B, 1.39%, 1/27/2050 ‡ (a) (c)	13,000,000	12,743,571
Series 2024-FRR2, Class A, 2.41%, 7/27/2050 ‡ (a) (c)	15,000,000	14,463,793
Series 2025-FRR5, Class AK73, 2.01%, 2/27/2051 ‡ (a) (c)	17,316,000	16,332,997
Series 2025-FRR5, Class BK86, PO, 11/27/2051 (c)	15,438,000	13,430,936
Banc of America Re-REMIC Trust
Series 2024-FRR1, Class B, 0.00%, 4/27/2049 ‡ (c)	14,257,000	10,503,647
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	87

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2024-FRR1, Class A, 2.05%, 4/27/2049 ‡ (a) (c)	9,647,000	7,688,557
BOFAS Re-REMIC Trust
Series 2026-FRR7, Class CK77, 1.32%, 5/27/2051 ‡ (a) (c)	10,000,000	9,211,758
Series 2026-FRR7, Class BK77, 1.33%, 5/27/2051 ‡ (a) (c)	10,685,527	9,925,242
Series 2025-FRR6, Class B, 1.49%, 11/27/2051 ‡ (a) (c)	10,000,000	8,942,096
Series 2025-FRR6, Class C, 1.49%, 11/27/2051 ‡ (a) (c)	6,838,000	5,980,595
Series 2026-FRR7, Class CK97, 1.48%, 7/27/2052 ‡ (a) (c)	12,000,000	10,451,016
Series 2026-FRR7, Class BK97, 1.83%, 7/27/2052 ‡ (a) (c)	13,697,000	12,240,379
Series 2026-FRR8, Class B124, 1.57%, 12/27/2053 ‡ (a) (c)	9,000,000	7,455,425
Series 2026-FRR8, Class B129, 1.50%, 4/27/2054 ‡ (a) (c)	9,000,000	7,310,985
BX Trust
Series 2025-DELC, Class C, 5.84%, 12/15/2042 (a) (c)	3,560,000	3,568,792
Series 2025-DELC, Class D, 6.24%, 12/15/2042 (a) (c)	3,020,000	3,027,457
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (c)	5,000,000	4,935,258
Commercial Mortgage Trust Series 2013-CR9, Class XB, IO, 1.19%, 7/10/2045 (a) (c)	22,038,000	359,770
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (c)	13,600,000	12,549,513
Series 2014-USA, Class B, 4.18%, 9/15/2037 (c)	8,320,000	7,243,605
Series 2014-USA, Class C, 4.34%, 9/15/2037 (c)	6,000,000	5,122,909
Series 2014-USA, Class D, 4.37%, 9/15/2037 (c)	1,700,000	1,419,773
CSTL Commercial Mortgage Trust
Series 2025-GATE2, Class D, 5.63%, 11/10/2042 (a) (c)	5,080,000	4,975,241
Series 2026-GATE3, Class C, 5.13%, 2/10/2043 (a) (c)	3,232,000	3,142,842
Series 2026-GATE3, Class D, 5.52%, 2/10/2043 (a) (c)	2,940,000	2,881,612
DLIC Re-REMIC Trust
Series 2025-FRR1, Class B104, 1.86%, 12/27/2052 ‡ (a) (c)	12,130,000	10,497,670
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2025-FRR1, Class A104, 2.54%, 12/27/2052 ‡ (a) (c)	4,100,000	3,684,426
Series 2025-FRR1, Class A111, 2.23%, 4/27/2053 ‡ (a) (c)	10,810,000	9,406,526
Series 2025-FRR1, Class A120, 2.58%, 9/27/2053 ‡ (a) (c)	6,680,000	5,754,355
FHLMC Series 2025-MN11, Class M1, 5.29%, 7/25/2045 (a) (c)	3,138,836	3,130,352
FHLMC MSCR Trust Series 2021-MN1, Class M1, 5.64%, 1/25/2051 (a) (c)	497,899	497,621
FHLMC Multi-Family ML Certificates Series 2021-ML09, Class XUS, IO, 1.55%, 2/25/2040 (a) (c)	54,009,202	5,301,673
FHLMC, Multi-Class Certificates Series 2021-P008, Class A1, 1.79%, 1/25/2033 (a)	14,651,445	12,290,281
FHLMC, Multi-Family Structured Pass-Through Certificates
Series Q013, Class XPT2, IO, 1.81%, 5/25/2027 (a)	35,794,127	387,536
Series K740, Class XAM, IO, 1.20%, 10/25/2027 (a)	33,000,000	337,309
Series KL06, Class XFX, IO, 1.46%, 12/25/2029 (a)	61,817,658	2,288,533
Series K128, Class XAM, IO, 0.83%, 3/25/2031 (a)	26,300,000	797,198
Series K-1518, Class X1, IO, 0.94%, 10/25/2035 (a)	104,828,049	5,670,810
Series K-1520, Class X1, IO, 0.57%, 2/25/2036 (a)	96,656,132	2,977,985
FNMA ACES
Series 2017-M3, Class A2, 2.56%, 12/25/2026 (a)	792,884	788,570
Series 2018-M7, Class A2, 3.13%, 3/25/2028 (a)	3,532,017	3,460,437
Series 2020-M39, Class 1A1, 0.75%, 9/25/2028	535,249	526,991
Series 2020-M38, Class X2, IO, 2.09%, 11/25/2028 (a)	4,155,299	112,601
Series 2020-M11, IO, 1.89%, 1/25/2029 (a)	65,446,049	2,009,462
Series 2018-M3, Class A2, 3.18%, 2/25/2030 (a)	711,135	678,293
Series 2020-M39, Class X1, IO, 2.01%, 7/25/2030 (a)	40,718,585	1,634,819
Series 2020-M50, Class A2, 1.20%, 10/25/2030	96,654	94,471
Series 2020-M50, Class X1, IO, 1.93%, 10/25/2030 (a)	1,613,441	38,065
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2020-M49, Class 1A1, 1.30%, 11/25/2030 (a)	1,725,597	1,625,038
Series 2022-M4, Class 2A2, 1.25%, 12/25/2030 (a)	42,100,000	36,212,820
Series 2021-M4, Class A1, 0.96%, 2/25/2031	3,248,044	3,181,493
Series 2026-M10, Class A1, 1.91%, 6/25/2031 (a)	8,273,024	7,582,449
Series 2022-M1G, Class A2, 1.58%, 9/25/2031 (a)	23,600,000	20,464,570
Series 2026-M9, Class A1, 1.62%, 10/25/2031 (a)	7,656,128	6,835,721
Series 2021-M2S, Class A2, 1.87%, 10/25/2031 (a)	1,041,007	908,282
Series 2022-M3, Class A2, 1.76%, 11/25/2031 (a)	18,900,000	16,205,996
Series 2022-M8, Class A1, 2.00%, 12/25/2031 (a)	530,428	491,957
Series 2022-M8, Class A2, 2.00%, 12/25/2031 (a)	3,370,000	2,924,735
Series 2022-M10, Class A2, 1.99%, 1/25/2032 (a)	24,858,892	21,612,902
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (a)	22,730,000	19,788,518
Series 2022-M13, Class A2, 2.67%, 6/25/2032 (a)	15,000,000	13,354,780
Series 2023-M4, Class A1, 3.89%, 9/25/2032 (a)	6,852,943	6,664,585
Series 2023-M8, Class A1, 4.62%, 11/25/2032 (a)	2,856,354	2,835,228
Series 2026-M9, Class A, 1.62%, 1/25/2033 (a)	7,627,021	6,661,292
Series 2026-M9, Class A2, 1.62%, 1/25/2033 (a)	36,598,960	30,435,732
Series 2021-M6, Class A1, 1.55%, 3/25/2033 (a)	2,619,045	2,514,286
Series 2023-M8, Class A2, 4.62%, 3/25/2033 (a)	6,345,000	6,200,670
Series 2024-M2, Class A1, 4.77%, 4/25/2033 (a)	9,197,667	9,165,010
Series 2021-M12, Class 2A2, 2.18%, 5/25/2033 (a)	4,588,591	3,853,399
Series 2024-M2, Class A2, 3.75%, 8/25/2033	5,000,000	4,657,609
Series 2021-M3, Class X1, IO, 1.96%, 11/25/2033 (a)	8,771,418	453,878
Series 2026-M10, Class X1, IO, 0.00%, 7/25/2035	66,504,032	8,253
Series 2026-M10, Class A2, 1.91%, 7/25/2035 (a)	48,330,000	40,361,132
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2026-M10, Class PS, 1.91%, 7/25/2035 (a)	9,902,000	8,504,508
Series 2019-M10, Class X, IO, 0.49%, 5/25/2049 (a)	40,945,924	787,255
FREMF Mortgage Trust
Series 2017-K66, Class B, 4.17%, 7/25/2027 (a) (c)	1,000,000	991,924
Series 2019-KS11, Class B, 4.98%, 6/25/2029 (a) (c)	8,000,000	7,607,226
Series 2020-KHG2, Class C, 3.17%, 2/25/2030 (a) (c)	10,000,000	8,589,612
Series 2021-KLU3, Class BFX, 4.40%, 1/25/2031 (a) (c)	4,818,501	4,343,986
Series 19K-1511, Class B, 4.72%, 3/25/2034 (a) (c)	3,500,000	3,044,884
Series 2017-K69, Class C, 3.85%, 10/25/2049 (a) (c)	2,765,000	2,710,151
Series 2016-K59, Class B, 3.66%, 11/25/2049 (a) (c)	1,902,000	1,895,921
Series 2017-K65, Class C, 4.23%, 7/25/2050 (a) (c)	3,662,000	3,623,609
Series 2017-K71, Class B, 3.88%, 11/25/2050 (a) (c)	1,240,000	1,222,176
Series 2018-K73, Class B, 3.98%, 2/25/2051 (a) (c)	1,150,000	1,127,309
Series 2018-K75, Class B, 4.10%, 4/25/2051 (a) (c)	3,000,000	2,940,207
Series 2018-K78, Class B, 4.27%, 6/25/2051 (a) (c)	3,449,000	3,370,502
Series 2018-K79, Class C, 4.35%, 7/25/2051 (a) (c)	4,030,000	3,916,009
Series 2018-K81, Class B, 4.32%, 9/25/2051 (a) (c)	2,000,000	1,965,326
Series 2019-K88, Class B, 4.53%, 2/25/2052 (a) (c)	4,000,000	3,907,254
Series 2019-K94, Class C, 4.09%, 7/25/2052 (a) (c)	6,750,000	6,466,957
Series 2019-K98, Class C, 3.86%, 10/25/2052 (a) (c)	6,000,000	5,695,800
Series 2019-K100, Class C, 3.61%, 11/25/2052 (a) (c)	7,140,000	6,694,384
Series 2020-K737, Class B, 3.36%, 1/25/2053 (a) (c)	4,832,000	4,809,766
GAM Re-REMIC Trust
Series 2022-FRR3, Class BK71, 1.93%, 11/27/2050 ‡ (a) (c)	8,000,000	7,553,917
Series 2021-FRR1, Class 2A, PO, 11/29/2050 ‡ (c)	3,300,000	3,051,222
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	89

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2021-FRR1, Class 2B, PO, 11/29/2050 ‡ (c)	8,263,000	7,630,256
GAM Re-REMIC TRUST Series 2021-FRR2, Class AK78, 2.85%, 9/27/2051 ‡ (a) (c)	4,880,000	4,573,656
GNMA
Series 2012-147, Class AK, 3.02%, 4/16/2054 (a)	3,604,242	3,366,808
Series 2017-76, Class B, 2.60%, 12/16/2056	4,807,113	3,455,639
Series 2020-121, Class B, 1.50%, 8/16/2060	9,895,058	7,262,477
Series 2021-211, Class AC, 1.30%, 1/16/2063	3,610,601	2,599,871
Hudson Yards Mortgage Trust Series 2019-30HY, Class A, 3.23%, 7/10/2039 (c)	4,180,000	3,952,027
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (c)	2,686,000	2,519,732
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (c)	5,000,000	4,525,000
Series 2019-PARK, Class E, 2.72%, 12/15/2036 (c)	7,000,000	4,900,000
MTN Commercial Mortgage Trust
Series 2026-LPFX, Class B, 5.28%, 5/15/2043 (a) (c)	2,250,000	2,220,365
Series 2026-LPFX, Class C, 5.57%, 5/15/2043 (a) (c)	8,200,000	8,125,331
Series 2026-LPFX, Class D, 5.86%, 5/15/2043 (a) (c)	3,250,000	3,233,473
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 7.64%, 11/25/2053 (a) (c)	7,104,926	7,297,011
Series 2024-01, Class M7, 6.39%, 7/25/2054 (a) (c)	1,100,299	1,110,186
PRM7 Trust
Series 2025-PRM7, Class C, 4.94%, 11/10/2042 (a) (c)	2,945,000	2,845,514
Series 2025-PRM7, Class D, 5.66%, 11/10/2042 (a) (c)	6,770,000	6,614,534
PSA Trust Series 2026-STOR, Class B, 5.86%, 8/15/2031 (a) (c)	10,185,000	10,191,159
PTCM Re-REMIC Trust
Series 2026-FRR2, Class A152, 1.03%, 10/25/2051 ‡ (a) (c)	5,195,000	4,186,900
Series 2026-FRR2, Class B152, 1.03%, 10/25/2051 ‡ (a) (c)	7,000,000	5,591,576
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2026-FRR2, Class B114, 1.67%, 6/25/2053 ‡ (a) (c)	5,000,000	4,383,496
Series 2026-FRR2, Class A114, 4.23%, 6/25/2053 ‡ (a) (c)	3,210,500	3,110,012
RFM Re-REMIC Trust Series 2024-FRR2, Class A100, PO, 11/27/2052 ‡ (c)	11,000,000	9,193,760
RFT TRUST Series 2024-2, Class A1, 7.11%, 9/27/2028 (c) (d)	14,554,510	14,471,360
ROCK Trust
Series 2024-CNTR, Class B, 5.93%, 11/13/2041 (c)	5,000,000	5,058,215
Series 2024-CNTR, Class C, 6.47%, 11/13/2041 (c)	15,580,000	15,847,615
RWC Commercial Mortgage Trust
Series 2025-1, Class A, 5.01%, 6/27/2040 (c)	11,055,818	10,850,871
Series 2025-1, Class AS, 5.26%, 6/27/2040 (c)	5,395,000	5,269,847
Series 2025-1, Class B, 5.76%, 6/27/2040 (c)	1,650,000	1,613,387
SLG Office Trust
Series 2021-OVA, Class A, 2.59%, 7/15/2041 (c)	6,500,000	5,741,024
Series 2021-OVA, Class E, 2.85%, 7/15/2041 (c)	7,000,000	5,994,226
Towd Point Mortgage Trust Series 2026-MF1, Class AS, 5.40%, 9/25/2066 ‡ (a) (c)	9,305,000	9,559,035
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.22%, 3/15/2045 (a) (c)	684,983	624,177
Total Commercial Mortgage-Backed Securities (Cost $836,949,639)		829,583,948
U.S. Treasury Obligations — 1.4%
U.S. Treasury Bonds
1.13%, 5/15/2040	31,000,000	19,077,109
3.88%, 2/15/2043	3,000,000	2,570,274
3.63%, 8/15/2043	57,339,000	47,208,363
2.25%, 2/15/2052	25,000,000	14,333,008
3.63%, 2/15/2053	17,000,000	12,976,445
U.S. Treasury STRIPS Bonds 4.85%, 11/15/2030 (e)	150,000	124,017
Total U.S. Treasury Obligations (Cost $113,751,354)		96,289,216
Corporate Bonds — 1.3%
Diversified — 0.1%
Ygrene Frn 8.50%, 7/25/2045 ‡ (c)	9,187,314	9,233,251
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — 0.8%
Baml RCAP Frn (United Kingdom) 8.00%, 10/26/2029 ‡	3,000,000	2,996,250
BCAP LLC Trust 0.00%, 9/17/2027 ‡	28,032,746	28,066,385
CFIN 2022-RTL1 Issuer LLC Class A, 0.00%, 8/17/2027 ‡	26,477,737	26,444,640
		57,507,275
Health Care Providers & Services — 0.4%
Triad Holdings III LLC 0.00%, 4/1/2052 ‡	23,376,371	23,610,135
Total Corporate Bonds (Cost $90,153,518)		90,350,661
	SHARES
Short-Term Investments — 4.0%
Investment Companies — 4.0%
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (f) (g) (Cost $276,566,857)	276,553,168	276,580,823
Total Investments — 101.7% (Cost $7,275,026,220)		6,990,253,209
Liabilities in Excess of Other Assets — (1.7)%		(116,594,202)
NET ASSETS — 100.0%		6,873,659,007

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2026.
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

‡	Value determined using significant unobservable inputs.
(a)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2026.

(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future
contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2026.

(e)	The rate shown is the effective yield as of August 31, 2026.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	91

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
Futures contracts outstanding as of August 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	557	12/21/2026	USD	60,016,750	(335,973)
U.S. Treasury 10 Year Ultra Note	743	12/21/2026	USD	81,370,109	(587,477)
U.S. Treasury Long Bond	47	12/21/2026	USD	5,111,250	(2,579)
U.S. Treasury 5 Year Note	544	12/31/2026	USD	57,528,000	(249,323)
					(1,175,352)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Exchange-Traded Funds	August 31, 2026

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2026 (Unaudited)

	JPMorgan Flexible Debt ETF	JPMorgan Mortgage-Backed Securities ETF
ASSETS:
Investments in non-affiliates, at value	$1,463,256,168	$6,713,672,386
Investments in affiliates, at value	171,067,247	276,580,823
Restricted cash for OTC derivatives	880,000	—
Restricted cash for delayed delivery securities	70,000	650,000
Cash	1,812,516	—
Foreign currency, at value	2,438,317	—
Deposits at broker for futures contracts	17,352,000	3,907,000
Deposits at broker for centrally cleared swaps	8,082,000	—
Receivables:
Due from custodian	5,540,337	—
Investment securities sold	2,880,149	15,315
Interest from non-affiliates	15,067,163	21,801,802
Dividends from affiliates	652,427	868,226
Tax reclaims	67,525	—
Unrealized appreciation on forward foreign currency exchange contracts	1,050,203	—
Unrealized appreciation on unfunded commitments	8	—
Total Assets	1,690,216,060	7,017,495,552
LIABILITIES:
Payables:
Due to custodian	—	775,470
Investment securities purchased	17,101,801	901,504
Investment securities purchased — delayed delivery securities	101,270,056	140,309,735
Variation margin on futures contracts	8,385,930	296,310
Unrealized depreciation on forward foreign currency exchange contracts	1,904,461	—
Variation margin on centrally cleared swaps	507,890	—
Accrued liabilities:
Investment advisory fees	418,729	860,105
Administration fees	96,092	437,176
Printing and mailing costs	2,768	92,453
Custodian and accounting fees	190,286	119,988
Trustees’ and Chief Compliance Officer’s fees	32	—
Other	75,681	43,804
Total Liabilities	129,953,726	143,836,545
Net Assets	$1,560,262,334	$6,873,659,007
NET ASSETS:
Paid-in-Capital	$1,701,683,512	$7,317,160,796
Total distributable earnings (loss)	(141,421,178)	(443,501,789)
Total Net Assets	$1,560,262,334	$6,873,659,007
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	31,394,687	137,772,366
Net asset value, per share	$49.70	$49.89
Cost of investments in non-affiliates	$1,469,925,278	$6,998,459,363
Cost of investments in affiliates	171,058,122	276,566,857
Cost of foreign currency	2,420,991	—
Net upfront receipts on centrally cleared swaps	(1,097,628)	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	93

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2026 (Unaudited)

	JPMorgan Flexible Debt ETF	JPMorgan Mortgage-Backed Securities ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$34,084,540	$156,823,721
Interest income from affiliates	7,716	7,038
Dividend income from non-affiliates	2,901	—
Dividend income from affiliates	2,787,534	4,713,177
Foreign taxes withheld (net)	(65,903)	—
Total investment income	36,816,788	161,543,936
EXPENSES:
Investment advisory fees	3,091,629	8,547,176
Administration fees	515,271	2,564,165
Custodian and accounting fees	201,181	166,436
Interest expense to non-affiliates	37,060	4,926
Interest expense to affiliates	9,996	14,694
Professional fees	85,470	87,877
Trustees’ and Chief Compliance Officer’s fees	13,627	17,918
Printing and mailing costs	50,148	150,179
Registration and filing fees	15,695	46,687
Other	4,416	66,548
Total expenses	4,024,493	11,666,606
Less fees waived	(74,143)	(192,318)
Less expense reimbursements	(882,465)	(3,378,094)
Net expenses	3,067,885	8,096,194
Net investment income (loss)	33,748,903	153,447,742
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Exchange-Traded Funds	August 31, 2026

	JPMorgan Flexible Debt ETF	JPMorgan Mortgage-Backed Securities ETF
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$3,584,028	$(10,769,321)
Investments in affiliates	(30,051)	(38,827)
Futures contracts	6,940,363	(5,446,076)
Foreign currency transactions	106,372	—
Forward foreign currency exchange contracts	(956,101)	—
Swaps	(173,109)	—
Net realized gain (loss)	9,471,502	(16,254,224)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(30,905,704)	(258,317,196)
Investments in affiliates	8,769	(9,903)
Futures contracts	463,147	(1,788,685)
Foreign currency translations	54,175	—
Forward foreign currency exchange contracts	(1,527,463)	—
Swaps	(6,980,349)	—
Unfunded commitments	866	—
Change in net unrealized appreciation/depreciation	(38,886,559)	(260,115,784)
Net realized/unrealized gains (losses)	(29,415,057)	(276,370,008)
Change in net assets resulting from operations	$4,333,846	$(122,922,266)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	95

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan Flexible Debt ETF		JPMorgan Mortgage-Backed Securities ETF
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026 (a)	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026 (b)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$33,748,903	$56,189,901	$153,447,742	$253,362,156
Net realized gain (loss)	9,471,502	(26,846,240)	(16,254,224)	(13,879,896)
Change in net unrealized appreciation/depreciation	(38,886,559)	54,813,053	(260,115,784)	212,845,383
Change in net assets resulting from operations	4,333,846	84,156,714	(122,922,266)	452,327,643
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(30,732,771)	(52,670,519)	(146,896,406)	(234,860,350)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	297,304,837	61,105,041	522,238,088	447,481,913
NET ASSETS:
Change in net assets	270,905,912	92,591,236	252,419,416	664,949,206
Beginning of period	1,289,356,422	1,196,765,186	6,621,239,591	5,956,290,385
End of period	$1,560,262,334	$1,289,356,422	$6,873,659,007	$6,621,239,591

(a)
JPMorgan Flexible Debt ETF acquired all of the assets and liabilities of the JPMorgan Unconstrained Debt Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on September 26, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Flexible Debt ETF and will be used going forward. As a result, the information prior to close of business on September 26, 2025, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization.
(b)
JPMorgan Mortgage-Backed Securities ETF acquired all of the assets and liabilities of the JPMorgan Mortgage-Backed Securities Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on June 27, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Mortgage-Backed Securities ETF and will be used going forward. As a result, the information prior to close of business on June 27, 2025 reflects that of the Acquired Fund’s Class R6 Shares The Acquired Fund ceased operations as of the date of the reorganization.
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Exchange-Traded Funds	August 31, 2026

	JPMorgan Flexible Debt ETF		JPMorgan Mortgage-Backed Securities ETF
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026(a)	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026(b)
CAPITAL TRANSACTIONS: (c) (d)
Proceeds from shares issued	$297,304,837	$149,192,492	$743,206,057	$1,020,811,527
Distributions reinvested	—	5,837,621	—	31,704,893
Cost of shares redeemed	—	(69,528,991)	(220,967,969)	(587,789,892)
Change in net assets resulting from capital transactions	297,304,837	85,501,122	522,238,088	464,726,528
Class A
Proceeds from shares issued	—	2,345,187	—	4,825,609
Distributions reinvested	—	653,564	—	1,308,461
Cost of shares redeemed	—	(5,739,786)	—	(17,253,061)
Change in net assets resulting from Class A capital transactions	—	(2,741,035)	—	(11,118,991)
Class C
Proceeds from shares issued	—	473,763	—	258,126
Distributions reinvested	—	77,064	—	117,002
Cost of shares redeemed	—	(610,621)	—	(1,355,312)
Change in net assets resulting from Class C capital transactions	—	(59,794)	—	(980,184)
Class I
Proceeds from shares issued	—	175,391,664	—	484,660,595
Distributions reinvested	—	23,786,840	—	36,097,678
Cost of shares redeemed	—	(207,186,548)	—	(525,903,713)
Change in net assets resulting from Class I capital transactions	—	(8,008,044)	—	(5,145,440)
Class R2 (e)
Proceeds from shares issued	—	25,322	—	—
Distributions reinvested	—	8,716	—	—
Cost of shares redeemed	—	(401,922)	—	—
Change in net assets resulting from Class R2 capital transactions	—	(367,884)	—	—

(a)
JPMorgan Flexible Debt ETF acquired all of the assets and liabilities of the JPMorgan Unconstrained Debt Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on September 26, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Flexible Debt ETF and will be used going forward. As a result, the information prior to close of business on September 26, 2025, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization.
(b)
JPMorgan Mortgage-Backed Securities ETF acquired all of the assets and liabilities of the JPMorgan Mortgage-Backed Securities Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on June 27, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Mortgage-Backed Securities ETF and will be used going forward. As a result, the information prior to close of business on June 27, 2025, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization.
(c)
Reflects reorganization from the Acquired Fund on September 26, 2025 for JPMorgan Flexible Debt ETF.
(d)
Reflects reorganization from the Acquired Fund on June 27, 2025 for JPMorgan Mortgage-Backed Securities ETF.
(e)
Liquidated on September 23, 2025 for JPMorgan Flexible Debt ETF.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	97

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
	JPMorgan Flexible Debt ETF		JPMorgan Mortgage-Backed Securities ETF
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026(a)	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026(b)
CAPITAL TRANSACTIONS: (c) (d) (continued)
Class R5 (e)
Proceeds from shares issued	$—	$563,795	$—	$—
Distributions reinvested	—	315,763	—	—
Cost of shares redeemed	—	(14,098,882)	—	—
Change in net assets resulting from Class R5 capital transactions	—	(13,219,324)	—	—
Total change in net assets resulting from capital transactions	$297,304,837	$61,105,041	$522,238,088	$447,481,913

(a)
JPMorgan Flexible Debt ETF acquired all of the assets and liabilities of the JPMorgan Unconstrained Debt Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on September 26, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Flexible Debt ETF and will be used going forward. As a result, the information prior to close of business on September 26, 2025, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization.
(b)
JPMorgan Mortgage-Backed Securities ETF acquired all of the assets and liabilities of the JPMorgan Mortgage-Backed Securities Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on June 27, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Mortgage-Backed Securities ETF and will be used going forward. As a result, the information prior to close of business on June 27, 2025, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization.
(c)
Reflects reorganization from the Acquired Fund on September 26, 2025 for JPMorgan Flexible Debt ETF.
(d)
Reflects reorganization from the Acquired Fund on June 27, 2025 for JPMorgan Mortgage-Backed Securities ETF.
(e)
Liquidated on September 24, 2025 for JPMorgan Flexible Debt ETF.
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Exchange-Traded Funds	August 31, 2026

	JPMorgan Flexible Debt ETF		JPMorgan Mortgage-Backed Securities ETF
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026(a)	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026(b)
SHARE TRANSACTIONS: (c) (d)
Issued	5,950,000	2,966,445	14,675,000	20,166,535
Reinvested	—	118,148	—	637,984
Redeemed	—	(1,398,664)	(4,375,000)	(11,810,640)
Change in Shares	5,950,000	1,685,929	10,300,000	8,993,879
Class A
Issued	—	47,659	—	96,929
Reinvested	—	13,227	—	26,338
Redeemed	—	(115,847)	—	(346,628)
Change in Class A Shares	—	(54,961)	—	(223,361)
Class C
Issued	—	9,813	—	5,183
Reinvested	—	1,558	—	2,355
Redeemed	—	(12,395)	—	(27,245)
Change in Class C Shares	—	(1,024)	—	(19,707)
Class I
Issued	—	3,546,506	—	9,726,349
Reinvested	—	481,381	—	726,620
Redeemed	—	(4,200,918)	—	(10,569,541)
Change in Class I Shares	—	(173,031)	—	(116,572)
Class R2 (e)
Issued	—	2,578	—	—
Reinvested	—	894	—	—
Redeemed	—	(40,766)	—	—
Change in Class R2 Shares	—	(37,294)	—	—

(a)
JPMorgan Flexible Debt ETF acquired all of the assets and liabilities of the JPMorgan Unconstrained Debt Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on September 26, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Flexible Debt ETF and will be used going forward. As a result, the information prior to close of business on September 26, 2025, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization.
(b)
JPMorgan Mortgage-Backed Securities ETF acquired all of the assets and liabilities of the JPMorgan Mortgage-Backed Securities Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on June 27, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Mortgage-Backed Securities ETF and will be used going forward. As a result, the information prior to close of business on June 27, 2025, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization.
(c)
Reflects reorganization from the Acquired Fund on September 26, 2025 for JPMorgan Flexible Debt ETF.
(d)
Reflects reorganization from the Acquired Fund on June 27, 2025 for JPMorgan Mortgage-Backed Securities ETF.
(e)
Liquidated on September 23, 2025 for JPMorgan Flexible Debt ETF.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	99

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
	JPMorgan Flexible Debt ETF		JPMorgan Mortgage-Backed Securities ETF
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026(a)	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026(b)
SHARE TRANSACTIONS: (c) (d) (continued)
Class R5 (e)
Issued	—	57,134	—	—
Reinvested	—	32,226	—	—
Redeemed	—	(1,415,962)	—	—
Change in Class R5 Shares	—	(1,326,602)	—	—

(a)
JPMorgan Flexible Debt ETF acquired all of the assets and liabilities of the JPMorgan Unconstrained Debt Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on September 26, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Flexible Debt ETF and will be used going forward. As a result, the information prior to close of business on September 26, 2025, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization.
(b)
JPMorgan Mortgage-Backed Securities ETF acquired all of the assets and liabilities of the JPMorgan Mortgage-Backed Securities Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on June 27, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Mortgage-Backed Securities ETF and will be used going forward. As a result, the information prior to close of business on June 27, 2025, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization.
(c)
Reflects reorganization from the Acquired Fund on September 26, 2025 for JPMorgan Flexible Debt ETF.
(d)
Reflects reorganization from the Acquired Fund on June 27, 2025 for JPMorgan Mortgage-Backed Securities ETF.
(e)
Liquidated on September 24, 2025 for JPMorgan Flexible Debt ETF.
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Exchange-Traded Funds	August 31, 2026

THIS PAGE IS INTENTIONALLY LEFT BLANK

101

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance (a)
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Flexible Debt ETF (h)
Six Months Ended August 31, 2026 (Unaudited)	$50.67	$1.23	$(1.05)	$0.18	$(1.15)
Year Ended February 28, 2026	49.32	2.42	1.17	3.59	(2.24)
Year Ended February 28, 2025	48.57	2.37	0.80	3.17	(2.42)
Year Ended February 29, 2024	47.66	2.02	0.85	2.87	(1.96)
Year Ended February 28, 2023	48.92	1.56	(1.16)	0.40	(1.66)
Year Ended February 28, 2022	50.84	1.16	(1.67)	(0.51)	(1.41)

(a)	Per share amounts reflect the conversion of the JPMorgan Unconstrained Debt Fund ("Acquired Fund") into JPMorgan Flexible Debt ETF (the "Fund") as of the close of business on September 26, 2025.
(b)	Annualized for periods less than one year, unless otherwise noted.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)
The Fund acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on September 26, 2025.
Market price returns are calculated using the official closing price of the Fund on the listing exchange as of the time that the Fund's net asset value ("NAV") is calculated. Prior to the Fund's listing on September 29, 2025, the NAV performance of the Class R6 Shares of the Acquired Fund is used as proxy market price returns.

(h)
The Fund acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on September 26, 2025.
Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Acquired Fund’s Class R6 Shares for the period March 1, 2021 up through the reorganization.

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Exchange-Traded Funds	August 31, 2026

		Ratios/Supplemental data
					Ratios to average net assets (b)
Net asset value, end of period	Market price, end of period	Total return(d)(e)	Market price total return(d)(f)(g)	Net assets, end of period	Net expenses(f)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(d)

$49.70	$49.83	0.36%	0.34%	$1,560,262,334	0.45%	4.91%	0.59%	65%
50.67	50.82	7.44	7.75	1,289,356,422	0.45	4.83	0.63	144
49.32	49.32	6.71	6.71	225,721,053	0.48	4.87	0.59	217
48.57	48.57	6.13	6.13	203,474,613	0.49	4.28	0.59	177
47.66	47.66	0.89	0.89	294,311,012	0.49	3.30	0.59	45
48.92	48.92	(1.05)	(1.05)	214,004,525	0.49	2.30	0.58	103
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	103

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance (a)
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions	Net asset value, end of period
JPMorgan Mortgage-Backed Securities ETF (i)
Six Months Ended August 31, 2026 (Unaudited)	$51.94	$1.14	$(2.09)	$(0.95)	$(1.10)	$—	$(1.10)	$49.89
Year Ended February 28, 2026	50.11	2.13	1.67	3.80	(1.97)	—	(1.97)	51.94
Year Ended February 28, 2025	48.84	2.05	1.27	3.32	(2.05)	—	(2.05)	50.11
Year Ended February 29, 2024	48.74	1.81	0.05	1.86	(1.76)	—	(1.76)	48.84
Year Ended February 28, 2023	54.16	1.37	(5.42)	(4.05)	(1.37)	—	(1.37)	48.74
Year Ended February 28, 2022	56.06	0.88	(1.85)	(0.97)	(0.88)	(0.05)	(0.93)	54.16

(a)
Per Share amounts reflect the conversion of the JPMorgan Mortgage-Backed Securities Fund ("Acquired Fund") into JPMorgan Mortgage-Backed Securities ETF
(the "Fund") as of the close of business on June 27, 2025.

(b)	Annualized for periods less than one year, unless otherwise noted.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)
The Fund acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on June 27, 2025. Market price returns are calculated using the official closing price of the Fund on the listing exchange as of the time that the Fund's net asset value ("NAV") is calculated. Prior to the Fund's listing on June 30, 2025, the NAV performance of the Class R6 Shares of the Acquired Fund is used as proxy market price returns.

(h)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(i)
The Fund acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on June 27, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Acquired Fund’s Class R6 Shares for the period March 1, 2021 up through the reorganization.

(j)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Exchange-Traded Funds	August 31, 2026

	Ratios/Supplemental data
				Ratios to average net assets (b)
Market price, end of period	Total return(d)(e)	Market price total return(d)(f)(g)	Net assets, end of period	Net expenses(h)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(d)

$49.95	(1.84)%	(1.91)%	$6,873,659,007	0.24%(j)	4.49%(j)	0.34%(j)	25%
52.04	7.76	7.98	6,621,239,591	0.24	4.20	0.36	46
50.11	6.95	6.95	2,510,782,679	0.23	4.14	0.35	88
48.84	3.87	3.87	2,494,421,238	0.25	3.68	0.35	20
48.74	(7.54)	(7.54)	2,039,339,476	0.25	2.69	0.35	57
54.16	(1.78)	(1.78)	2,462,649,733	0.24	1.57	0.35	132
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	105

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited)
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The following are 2 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
Diversification Classification
JPMorgan Flexible Debt ETF	Diversified
JPMorgan Mortgage-Backed Securities ETF	Diversified
Pursuant to an Agreement and Plan of Reorganization and Liquidation previously approved by the Board of Trustees of the applicable mutual fund trust, the following mutual funds (each, an “Acquired Fund” and collectively the “Acquired Funds”) were each reorganized into a newly created exchange-traded fund (each, a “Reorganization”) as of the close of business on the dates noted below (each, a “Closing Date”):
Acquired Fund	Fund	Closing Date
JPMorgan Unconstrained Debt Fund	JPMorgan Flexible Debt ETF	September 26, 2025
JPMorgan Mortgage-Backed Securities Fund	JPMorgan Mortgage-Backed Securities ETF	June 27, 2025
Following its Reorganization, each Acquired Fund’s performance (Class R6 Shares) and financial history were adopted by the new Fund. In connection with each Reorganization, each shareholder of an Acquired Fund (except as noted below) received shares of the surviving Fund equal in value to the number of shares of the Acquired Fund they owned on the Closing Date, including a cash payment in lieu of fractional shares of the Fund, which cash payment might have been taxable. Shareholders of an Acquired Fund who did not hold their shares through a brokerage account that could accept shares of the Fund on the Closing Date had their Acquired Fund's shares liquidated, and such shareholders received cash equal in value to their Acquired Fund's shares, which cash payment might have been taxable. Shareholders of an Acquired Fund who held their shares through a fund direct individual retirement account and did not take action prior to the applicable Reorganization had their Acquired Fund's shares exchanged for Morgan Shares of the JPMorgan U.S. Government Money Market Fund equal in value to their Acquired Fund's shares. Each Fund has the same investment adviser, investment objective and fundamental investment policies and substantially similar investment strategies as its Acquired Fund. Effective as of the close of business on its Closing Date, each Acquired Fund ceased operations in connection with the consummation of its Reorganization.
Costs incurred by the Funds and the Acquired Funds associated with each Reorganization (including the legal costs associated with each Reorganization) were borne by the Adviser by waiving fees or reimbursing expenses to offset the costs incurred by each Fund or Acquired Fund associated with each Reorganization, including any brokerage fees and expenses incurred by the Fund or Acquired Fund related to the disposition and acquisition of assets as part of each Reorganization. Brokerage fees and expenses related to the disposition and acquisition of assets (including any disposition to raise cash to pay redemption proceeds) that were incurred in the ordinary course of business were borne by the Funds and the Acquired Funds. The management fee of each Fund is the same as the management fee of the corresponding Acquired Fund. The total annual fund operating expenses of each Fund is expected to be lower than the net expenses of each share class of the Acquired Fund after taking into consideration the expense limitation agreement the Adviser has entered into with the Funds for a term ending September 30, 2028 for JPMorgan Flexible Debt ETF and June 30, 2028 for JPMorgan Mortgage-Backed Securities ETF. Each Reorganization did not result in a material change to the Acquired Funds' portfolio holdings. There are no material differences in accounting policies of the Acquired Funds as compared to those of the Funds.
The investment objective of JPMorgan Flexible Debt ETF (“Flexible Debt ETF”) is to seek to provide long-term total return.
The investment objective of JPMorgan Mortgage-Backed Securities ETF (“Mortgage-Backed Securities ETF”) is to seek to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.
Shares of each Fund are listed and traded at market price on an exchange as follows:
Listing Exchange
Flexible Debt ETF	NYSE Arca, Inc.
Mortgage-Backed Securities ETF	NYSE Arca, Inc.
Market prices for the Funds' shares may be different from their net asset value (“NAV”).
The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units”. Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).

106	J.P. Morgan Exchange-Traded Funds	August 31, 2026

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Funds at August 31, 2026.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	107

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Flexible Debt ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$159,438,803	$—	$159,438,803
Collateralized Mortgage Obligations	—	159,892,112	—	159,892,112
Commercial Mortgage-Backed Securities	—	103,746,468	7,132,003	110,878,471
Common Stocks
Broadline Retail	—	—	— (a)	— (a)
Containers & Packaging	—	2,229	110,851	113,080
Diversified Telecommunication Services	—	—	6,665	6,665
Machinery	—	—	— (a)	— (a)
Media	34,452	—	—	34,452
Specialty Retail	—	76,103	—	76,103
Wireless Telecommunication Services	—	—	174,086	174,086
Total Common Stocks	34,452	78,332	291,602	404,386
Convertible Bonds	—	45,814,926	—	45,814,926
Corporate Bonds
Aerospace & Defense	—	1,729,929	—	1,729,929
Automobile Components	—	7,982,742	—	7,982,742
Automobiles	—	13,834,615	—	13,834,615
Banks	—	133,796,947	—	133,796,947
Beverages	—	5,569,257	—	5,569,257
Biotechnology	—	4,969,664	—	4,969,664
Broadline Retail	—	1,632,163	—	1,632,163
Building Products	—	3,945,797	—	3,945,797
Capital Markets	—	49,636,218	—	49,636,218
Chemicals	—	9,852,844	—	9,852,844
Commercial Services & Supplies	—	5,311,216	—	5,311,216
Communications Equipment	—	113,987	—	113,987
Construction & Engineering	—	3,060,631	—	3,060,631
Consumer Finance	—	45,213,744	—	45,213,744
Consumer Staples Distribution & Retail	—	2,017,149	—	2,017,149
Containers & Packaging	—	18,890,948	—	18,890,948
Distributors	—	296,230	—	296,230
Diversified Consumer Services	—	832,444	—	832,444
Diversified REITs	—	462,072	—	462,072
Diversified Telecommunication Services	—	29,470,904	—	29,470,904
Electric Utilities	—	51,919,837	—	51,919,837
Electrical Equipment	—	89,351	—	89,351
Electronic Equipment, Instruments & Components	—	2,394,396	—	2,394,396
Energy Equipment & Services	—	2,791,068	—	2,791,068

108	J.P. Morgan Exchange-Traded Funds	August 31, 2026

Flexible Debt ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Entertainment	$—	$4,414,922	$—	$4,414,922
Financial Services	—	5,481,626	—	5,481,626
Food Products	—	7,580,477	—	7,580,477
Gas Utilities	—	718,319	—	718,319
Ground Transportation	—	2,683,524	—	2,683,524
Health Care Equipment & Supplies	—	775,792	—	775,792
Health Care Providers & Services	—	11,458,882	—	11,458,882
Health Care REITs	—	3,124,636	—	3,124,636
Health Care Technology	—	1,263,733	—	1,263,733
Hotel & Resort REITs	—	656,381	—	656,381
Hotels, Restaurants & Leisure	—	9,397,369	—	9,397,369
Household Durables	—	1,227,323	—	1,227,323
Household Products	—	1,010,443	—	1,010,443
Independent Power and Renewable Electricity Producers	—	3,371,668	—	3,371,668
Industrial REITs	—	1,826,934	—	1,826,934
Insurance	—	6,021,934	—	6,021,934
Interactive Media & Services	—	1,584,009	—	1,584,009
IT Services	—	6,558,625	—	6,558,625
Leisure Products	—	144,193	—	144,193
Machinery	—	1,549,651	—	1,549,651
Marine Transportation	—	1,266,434	—	1,266,434
Media	—	13,696,242	—	13,696,242
Metals & Mining	—	20,426,872	—	20,426,872
Multi-Utilities	—	10,257,634	—	10,257,634
Oil, Gas & Consumable Fuels	—	62,714,391	—	62,714,391
Paper & Forest Products	—	1,560,608	—	1,560,608
Passenger Airlines	—	569,666	—	569,666
Personal Care Products	—	477,994	—	477,994
Pharmaceuticals	—	8,134,946	—	8,134,946
Real Estate Management & Development	—	2,156,504	—	2,156,504
Retail REITs	—	582,471	—	582,471
Semiconductors & Semiconductor Equipment	—	10,210,252	—	10,210,252
Software	—	6,430,444	—	6,430,444
Specialized REITs	—	1,202,343	—	1,202,343
Specialty Retail	—	2,983,853	— (a)	2,983,853
Technology Hardware, Storage & Peripherals	—	602,981	—	602,981
Textiles, Apparel & Luxury Goods	—	1,540,260	—	1,540,260
Tobacco	—	4,429,669	—	4,429,669
Trading Companies & Distributors	—	2,103,702	—	2,103,702
Transportation Infrastructure	—	1,350,880	—	1,350,880
Wireless Telecommunication Services	—	11,463,228	—	11,463,228
Total Corporate Bonds	—	630,825,968	— (a)	630,825,968
Foreign Government Securities	—	155,061,970	—	155,061,970
Loan Assignments
Aerospace & Defense	—	39,580	—	39,580
Automobile Components	—	269,112	—	269,112
Building Products	—	1,732,473	—	1,732,473

August 31, 2026	J.P. Morgan Exchange-Traded Funds	109

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
Flexible Debt ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Commercial Services & Supplies	$—	$257,280	$—	$257,280
Diversified Consumer Services	—	218,889	—	218,889
Diversified Telecommunication Services	—	427,310	—	427,310
Electronic Equipment, Instruments & Components	—	806,447	—	806,447
Entertainment	—	296,605	—	296,605
Financial Services	—	393,283	—	393,283
Ground Transportation	—	211,680	—	211,680
Hotels, Restaurants & Leisure	—	707,058	—	707,058
Insurance	—	544,317	—	544,317
IT Services	—	899,693	—	899,693
Life Sciences Tools & Services	—	248,923	—	248,923
Media	—	299,025	—	299,025
Oil, Gas & Consumable Fuels	—	398,867	—	398,867
Passenger Airlines	—	490,639	—	490,639
Personal Care Products	—	338,404	—	338,404
Pharmaceuticals	—	98,399	—	98,399
Professional Services	—	591,277	—	591,277
Semiconductors & Semiconductor Equipment	—	693,389	—	693,389
Software	—	4,720,441	—	4,720,441
Specialty Retail	—	621,463	66,518	687,981
Textiles, Apparel & Luxury Goods	—	614,301	—	614,301
Total Loan Assignments	—	15,918,855	66,518	15,985,373
Mortgage-Backed Securities	—	183,016,647	—	183,016,647
Preferred Stocks
Broadline Retail	—	—	389,974	389,974
Containers & Packaging	—	40,015	—	40,015
Total Preferred Stocks	—	40,015	389,974	429,989
Supranational	—	1,080,913	—	1,080,913
U.S. Treasury Obligations	—	426,463	—	426,463
Warrants	—	147	—	147
Short-Term Investments
Investment Companies	171,067,247	—	—	171,067,247
Total Investments in Securities	$171,101,699	$1,455,341,619	$7,880,097	$1,634,323,415
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,050,203	$—	$1,050,203
Futures Contracts	3,256,186	—	—	3,256,186
Swaps	—	602,979	—	602,979
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,904,461)	$—	$(1,904,461)
Futures Contracts	(2,029,636)	(1,023,142)	—	(3,052,778)
Swaps	—	(5,640,501)	—	(5,640,501)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$1,226,550	$(6,914,922)	$—	$(5,688,372)

(a)	Value is zero.

110	J.P. Morgan Exchange-Traded Funds	August 31, 2026

Mortgage-Backed Securities ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$790,035,164	$168,017,084	$958,052,248
Collateralized Mortgage Obligations	—	968,053,060	164,038,851	1,132,091,911
Commercial Mortgage-Backed Securities	—	596,313,208	233,270,740	829,583,948
Corporate Bonds	—	—	90,350,661	90,350,661
Mortgage-Backed Securities	—	3,607,304,402	—	3,607,304,402
U.S. Treasury Obligations	—	96,289,216	—	96,289,216
Short-Term Investments
Investment Companies	276,580,823	—	—	276,580,823
Total Investments in Securities	$276,580,823	$6,057,995,050	$655,677,336	$6,990,253,209
Depreciation in Other Financial Instruments
Futures Contracts	$(1,175,352)	$—	$—	$(1,175,352)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
Flexible Debt ETF	Balance as of February 28, 2026	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of August 31, 2026
Investments in Securities:
Asset-Backed Securities	$1,724,036	$—	$—	$—	$—	$—	$—	$(1,724,036)	$—	$—
Collateralized Mortgage Obligations	582,357	—	—	—	—	—	—	(582,357)	—	—
Commercial Mortgage-Backed Securities	6,002,400	—	(11,042)	—	1,140,645	—	—	—	—	7,132,003
Common Stocks	310,569	—	(25,832)	—	—	—	—	—	6,865	291,602
Corporate Bonds	14,502	—	(207)	—	8,606	(22,901)	—	—	—	— (b)
Loan Assignments	73,903	—	—	—	73,903	(81,288)	—	—	—	66,518
Preferred Stocks	380,135	—	9,839	—	—	—	—	—	—	389,974
Rights	6,865	—	—	—	—	—	—	—	(6,865)	—
Total	$9,094,767	$—	$(27,242)	$—	$1,223,154	$(104,189)	$—	$(2,306,393)	$—	$7,880,097

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Rights and Common Stocks.
(b)	Value is zero.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2026, which were valued using significant unobservable inputs (level 3), amounted to $(27,034). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	111

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
There were no significant transfers into or out of level 3 for the six months ended August 31, 2026.
Mortgage-Backed Securities ETF	Balance as of February 28, 2026	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2026
Investments in Securities:
Asset-Backed Securities	$99,496,070	$10	$(3,845,321)	$18,297	$77,681,045	$(11,528,949)	$6,245,380	$(49,448)	$168,017,084
Collateralized Mortgage Obligations	142,015,597	—	(2,560,322)	122,603	68,813,486	(17,183,486)	—	(27,169,027)	164,038,851
Commercial Mortgage-Backed Securities	185,832,541	—	(1,577,062)	454,505	46,534,622	(5,466,582)	7,492,716	—	233,270,740
Corporate Bonds	41,565,185	(68)	93,914	(32,125)	59,564,249	(10,840,494)	—	—	90,350,661
Total	$468,909,393	$(58)	$(7,888,791)	$563,280	$252,593,402	$(45,019,511)	$13,738,096	$(27,218,475)	$655,677,336

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2026, which were valued using significant unobservable inputs (level 3), amounted to $(7,125,382). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the six months ended August 31, 2026.
The significant unobservable inputs used in the fair value measurement of the Funds' investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Flexible Debt ETF
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$5,994,000	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	10.37% (10.37%)

Commercial Mortgage-Backed Securities	5,994,000
	66,518	Terms of Restructuring	Expected Recovery	100.00% (100.00%)

Loan Assignments	66,518
Total	$6,060,518

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2026, the value of these investments was $1,819,579. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

112	J.P. Morgan Exchange-Traded Funds	August 31, 2026

B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of August 31, 2026, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Loan Assignments— Flexible Debt ETF invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The Fund invested in loan assignments of all or a portion of the loans. When the Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan. In addition, it is unclear whether loans, loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loans are secured by collateral, the Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower.
Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid when purchased, may become illiquid and difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, the Fund may not receive the proceeds from a sale of such investments for a period after the sale.
Certain loan assignments are also subject to the risks associated with high yield securities described under Note 8.
D. Unfunded Commitments— Flexible Debt ETF entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of its normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Fund to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.C.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Fund may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of Interest income from non-affiliates on the Statements of Operations.
At August 31, 2026, Flexible Debt ETF had the following loan commitments outstanding in which all or a portion of the commitments were unfunded, and which could be extended at the option of the borrower:
				Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Amount	Value	Par Amount	Value	Par Amount	Value
Flexible Debt ETF
Raven Acquisition Holdings LLC, 1st Lien Delayed Draw Term Loan	11/19/2031	3.000%	0.000%	$18,650	$18,610	$—	$—	$18,650	$18,610
E. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— The Funds purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Fund may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund's transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a Fund and

August 31, 2026	J.P. Morgan Exchange-Traded Funds	113

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund's custodian bank and is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Fund is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan and are disclosed in the table below.
The Funds had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2026, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statement of Assets and Liabilities. The values of these securities held at August 31, 2026 are detailed on the SOI, if any.
The Funds' delayed delivery securities collateral requirements and collateral posted or received by counterparty as of August 31, 2026 are as follows:
Fund		Counterparty	Collateral amount
Flexible Debt ETF	Collateral Posted	Citigroup Global Markets, Inc.	$30,000
	Collateral Posted	Morgan Stanley	40,000
Mortgage-Backed Securities ETF	Collateral Posted	Mizuho Securities USA LLC	290,000
	Collateral Posted	Wells Fargo Securities LLC	360,000
F. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value (but generally 102% or 105%, as explained below) plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrower. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
The Funds did not lend out any securities during the six months ended August 31, 2026.

114	J.P. Morgan Exchange-Traded Funds	August 31, 2026

G. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Flexible Debt ETF
For the six months ended August 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2026	Shares at August 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (a) (b)	$101,050,621	$483,860,962	$413,823,054	$(30,051)	$8,769	$171,067,247	171,050,142	$2,787,534	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2026.

Mortgage-Backed Securities ETF
For the six months ended August 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2026	Shares at August 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (a) (b)	$193,653,625	$1,433,384,250	$1,350,408,322	$(38,827)	$(9,903)	$276,580,823	276,553,168	$4,713,177	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2026.
H. Derivatives— The Funds used derivative instruments including futures contracts, forward foreign currency exchange contracts and swaps, in connection with their investment strategy. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Funds to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds' risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.
The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds' ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds' net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Funds.

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NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
Notes H(1) — H(3) below describe the various derivatives used by the Funds.
(1) Futures Contracts— The Funds used interest rate futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to interest rate risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2) Forward Foreign Currency Exchange Contracts—Flexible Debt ETF is exposed to foreign currency risks associated with some or all of its portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.
The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rates of the underlying currencies. Changes in the value of these contracts are recorded as Change in net unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3) Swaps— Flexible Debt ETF engaged in various swap transactions to manage credit and interest rate (e.g., duration, yield curve) within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, on the Statements of Assets and Liabilities and are amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Portfolio Investments, while cash deposited, which is considered restricted, is reported as Deposits at broker for centrally cleared swaps on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on swaps on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to

116	J.P. Morgan Exchange-Traded Funds	August 31, 2026

perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
Credit Default Swaps
Flexible Debt ETF entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
Summary of Derivatives Information
The following tables present the value of derivatives held as of August 31, 2026, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:
	Flexible Debt ETF	Mortgage-Backed Securities ETF
Foreign Exchange Rate Risk Exposure:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$1,050,203	$—
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	(1,904,461)	—
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	3,256,186	—
Swaps at Value (Assets) **	602,979	—
Unrealized Depreciation on Futures Contracts *	(3,052,778)	(1,175,352)
Swaps at Value (Liabilities) **	(4,037,303)	—
Credit Risk Exposure:
Swaps at Value (Liabilities) **	(2,700,826)	—
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	203,408	(1,175,352)
Swaps at Value **	(6,135,150)	—
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts	(854,258)	—

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
**	Includes the fair value of centrally cleared swap contracts as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	117

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
The following tables present the effect of derivatives on the Statements of Operations for the six months ended August 31, 2026, by primary underlying risk exposure:
	Flexible Debt ETF	Mortgage-Backed Securities ETF
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	$(956,101)	$—
Interest Rate Risk Exposure:
Futures Contracts	6,940,363	(5,446,076)
Swap Contracts	(639,123)	—
Credit Risk Exposure:
Swap Contracts	466,014	—
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	$(1,527,463)	$—
Interest Rate Risk Exposure:
Futures Contracts	463,147	(1,788,685)
Swap Contracts	(5,558,733)	—
Credit Risk Exposure:
Swap Contracts	(1,421,616)	—
Derivatives Volume
The table below discloses the volume of the Funds' futures contracts, forward foreign currency exchange contracts and swaps activity during the six months ended August 31, 2026. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity (amounts in thousands, except number of contracts):
	Flexible Debt ETF	Mortgage-Backed Securities ETF
Futures Contracts:
Average Notional Balance Long	$313,980,625	$195,962,598
Average Notional Balance Short	(406,139,899)	—
Ending Notional Balance Long	275,715,787	204,026,109
Ending Notional Balance Short	(520,881,079)	—
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	(178,977,779)	—
Average Settlement Value Sold	268,524,860	—
Ending Settlement Value Purchased	(200,843,605)	—
Ending Settlement Value Sold	339,061,055	—
Interest Rate-Related Swaps:
Average Notional Balance - Pays Fixed Rate	17,251,250	—
Average Notional Balance - Receives Fixed Rate	605,639,992	—
Ending Notional Balance - Pays Fixed Rate	41,636,014	—
Ending Notional Balance - Receives Fixed Rate	544,960,669	—
Credit Default Swaps:
Average Notional Balance - Buy Protection	31,128,000	—
Ending Notional Balance - Buy Protection	31,128,000	—
Flexible Debt ETF derivative contracts collateral requirements and collateral posted or received by counterparty as of August 31, 2026 are as follows:
Fund		Fund Counterparty	Value of contracts	Collateral amount
Flexible Debt ETF	Collateral Posted	Goldman Sachs International	$168,195	$880,000

118	J.P. Morgan Exchange-Traded Funds	August 31, 2026

I. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income and distributions of net investment income and realized capital gains from the Underlying Funds, if any, are recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
J. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of August 31, 2026, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
K. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly and are declared separately for each class. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
L. Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Flexible Debt ETF	0.45%
Mortgage-Backed Securities ETF	0.25
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the six months ended August 31, 2026, the effective annualized rate was 0.075% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMCB serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to JPMIM.
C. Service Fees— Up through the Closing Date, JPMorgan Trust I and JPMorgan Trust II, on behalf of the Acquired Funds, had entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provided certain support services to fund shareholders. For performing these services, JPMDS received a fee with respect to all share classes of the Acquired Funds, except Class R6 Shares which did not charge a service fee, that was accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

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NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
D. Custodian, Accounting and Transfer Agent Fees— JPMCB provides portfolio custody, accounting and transfer agency services (effective as of the Closing Date) to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. The amounts paid directly to JPMCB by the Funds for transfer agency services are included in Transfer agency fees on the Statements of Operations.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are used to offset certain custodian charges incurred by the Funds for these transactions.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
E. Distribution Services— The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for its distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS had contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
For the six months ended August 31, 2026, the Funds' service providers waived fees and/or reimbursed expenses for the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Contractual Reimbursements
Flexible Debt ETF	$—	$882,465
Mortgage-Backed Securities ETF	61,865	3,378,094
Additionally, the Funds may invest in one or more money market funds advised by the Adviser ("Affiliated Money Market Funds"). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the Affiliated Money Market Fund on the applicable Fund’s investment in such Affiliated Money Market Fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these Affiliated Money Market Funds for the six months ended August 31, 2026 were as follows:

Flexible Debt ETF	$74,143
Mortgage-Backed Securities ETF	130,453
G. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The Funds, along with certain other affiliated funds, make reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The JPMorgan Trust I and JPMorgan Trust II adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Board's independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended August 31, 2026, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

120	J.P. Morgan Exchange-Traded Funds	August 31, 2026

4. Investment Transactions
During the six months ended August 31, 2026, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Flexible Debt ETF	$1,084,590,878	$834,033,912	$402,345	$—
Mortgage-Backed Securities ETF	2,121,208,648	1,579,415,891	42,466,158	119,101,074
For the six months ended August 31, 2026, in-kind transactions associated with creations and redemptions were as follows:
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2026 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Flexible Debt ETF	$1,639,885,772	$26,155,988	$38,504,345	$(12,348,357)
Mortgage-Backed Securities ETF	7,275,026,220	42,332,806	328,281,169	(285,948,363)
At February 28, 2026, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Flexible Debt ETF	$65,017,055	$62,297,716
Mortgage-Backed Securities ETF	66,396,295	86,048,605
Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 28, 2026, the Funds deferred to March 1, 2026 the following net capital losses (gains):
	Net Capital Losses (Gains)
	Short-Term	Long-Term
Flexible Debt ETF	$(237,175)	$6,662,625
Mortgage-Backed Securities ETF	(1,127,719)	14,688,380
During the year ended February 28, 2026, the Fund utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term
Mortgage-Backed Securities ETF	$2,660,124
6. Capital Share Transactions
The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds' shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of fixed income securities and other instruments (“Deposit Instruments”) and cash as described in the Funds' registration statement. In these instances, collateral is received from the Authorized Participant in an amount equal to the sum of the cash amount, plus at least 105% for the Funds of the market value of undelivered

August 31, 2026	J.P. Morgan Exchange-Traded Funds	121

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
Deposit Instruments, which is held in a segregated account at the Funds' custodian. The value of the collateral, if any, is recorded as Segregated cash balance with the Authorized Participant for deposit securities and Collateral upon return of deposit securities, on the Statements of Assets and Liabilities. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay a variable fee to compensate the relevant fund for market impact expenses relating to investing in portfolio securities. Such variable fees, if any, are included in “Proceeds from shares issued” in the Statements of Changes in Net Assets.
7. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended August 31, 2026.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2026.
JPMorgan Trust I and JPMorgan Trust II, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into an existing joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York, as administrative agent for the lenders.
This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater of the federal funds effective rate or the one-month Adjusted Secured Overnight Financing Rate. Effective August 4, 2026, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Acquired Funds did not utilize the Credit Facility during the period March 1, 2025 through the respective Closing Dates. The Funds are not part of the Credit Facility.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Funds’ holdings. During such periods, investors may incur significant losses if shares are sold.

122	J.P. Morgan Exchange-Traded Funds	August 31, 2026

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses and could make derivatives more difficult for the Funds to value accurately.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties they are invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds.
Flexible Debt ETF invests in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Fund is intended for investors who are able and willing to assume a high degree of risk.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, trade wars, retaliatory trade measures, sanctions and other trade barriers, supply chain disruptions, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	123

J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. August 2026.
SAN-ETFCON2-826

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreements’ annual renewals. The Board held meetings on June 23-24, 2026 and August 11-13, 2026, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings and recommendations. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 13, 2026.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). Further, at each of the investment committees’ regular meetings throughout the year, the Trustees reviewed information regarding select J.P. Morgan Funds’ investment teams, processes and performance. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees reviewing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances, and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
The Adviser’s risk management processes, systems and

oversight;
•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information for each Fund. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less the Adviser’s quantification of the expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make industry-wide comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that the Adviser earns fees from the Funds for providing administration services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered information regarding the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. In addition to the service arrangements with JPMCB described above, the Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Funds’ potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale and/or share in any benefits or economies of scale realized by the Adviser. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”), which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased, no longer had a Fee Cap in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the

Adviser's and JPMorgan Distribution Services, Inc.’s (“JPMDS”), an affiliate of the Adviser which serves as the Funds’ distributor and principal underwriter, ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, cybersecurity measures, and investments into artificial intelligence), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Independent Written Evaluation of the Funds’ Senior Officer
The Trustees noted that, upon their direction, the Senior Officer for the Mortgage-Backed Securities ETF had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed advisory fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds advised or sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds with the same Broadridge investment classification and objective (the “Universe”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting exchange-traded funds in each Fund’s Universe. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the JPMorgan Flexible Debt ETF’s performance was in the second, third and third quintiles of the Universe for the one-, three- and five-year periods ended March 31, 2026, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the JPMorgan Mortgage-Backed Securities ETF’s performance was in the second, third and third quintiles of the Universe for the one-, three- and five-year periods ended March 31, 2026, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser. In doing so, the Trustees compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the Peer Group (the “Peer Group”), a subset of funds within the Universe. In instances where there was not a sufficient number of peers in the Peer Group to calculate quintile rankings, the Trustees considered quintile rankings based on the Universe. The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each class, as applicable, taking into account any waivers and/or reimbursements. The Trustees also considered any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that the JPMorgan Flexible Debt ETF’s net advisory fee and actual total expenses were both in the first quintile of the Universe. Broadridge did not calculate quintile rankings of the Peer Group due to the limited number of funds in the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Mortgage-Backed Securities ETF’s net advisory fee and actual total expenses were both in the first quintile of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

Semi-Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
August 31, 2026 (Unaudited)
Fund	Ticker	Listing Exchange
JPMorgan 100% U.S. Treasury Securities Money Market ETF	JMMF	NYSE Arca, Inc.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from the Fund. Shares may only be subscribed and redeemed directly from the Fund by Authorized Participants, in large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan 100% U.S. Treasury Securities Money Market ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 17.7%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.10%), 3.85%, 9/1/2026 (a)	1,600,000	1,600,487
(US Treasury 3 Month Bill Money Market Yield + 0.10%), 3.85%, 9/1/2026 (a)	2,100,000	2,101,882
(US Treasury 3 Month Bill Money Market Yield + 0.10%), 3.85%, 9/1/2026 (a)	1,800,000	1,801,352
(US Treasury 3 Month Bill Money Market Yield + 0.16%), 3.91%, 9/1/2026 (a)	2,250,000	2,252,063
(US Treasury 3 Month Bill Money Market Yield + 0.16%), 3.91%, 9/1/2026 (a)	2,450,000	2,453,447
(US Treasury 3 Month Bill Money Market Yield + 0.19%), 3.94%, 9/1/2026 (a)	1,000,000	1,001,908
(US Treasury 3 Month Bill Money Market Yield + 0.21%), 3.96%, 9/1/2026 (a)	500,000	500,100
U.S. Treasury Notes
4.63%, 10/15/2026	250,000	250,234
4.13%, 10/31/2026	125,000	125,036
4.25%, 11/30/2026	125,000	125,106
1.25%, 12/31/2026	250,000	247,801
1.75%, 12/31/2026	250,000	248,203
4.25%, 12/31/2026	375,000	375,391
4.13%, 1/31/2027	250,000	250,132
0.50%, 4/30/2027	125,000	122,092
2.75%, 4/30/2027	125,000	123,899
3.75%, 4/30/2027	375,000	374,136
3.88%, 5/31/2027	225,000	224,564
3.13%, 8/31/2027	200,000	197,886
Total U.S. Treasury Obligations (Cost $14,374,077)		14,375,719
	SHARES
Short-Term Investments — 91.6%
Investment Companies — 2.6%
JPMorgan 100% U.S. Treasury Securities Money Market Fund Class Capital Shares, 3.59% (b) (c) (Cost $2,122,383)	2,122,383	2,122,383
	PRINCIPAL AMOUNT($)
U.S. Treasury Obligations — 89.0%
U.S. Treasury Bills
3.63%, 9/1/2026 (d)	6,700,000	6,700,000
3.65%, 9/3/2026 (d)	5,250,000	5,248,950
3.64%, 9/8/2026 (d)	6,350,000	6,345,533
3.65%, 9/10/2026 (d)	5,750,000	5,744,778
3.64%, 9/15/2026 (d)	5,250,000	5,242,623
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
3.65%, 9/17/2026 (d)	4,700,000	4,692,398
3.65%, 9/22/2026 (d)	6,700,000	6,685,744
3.68%, 9/24/2026 (d)	1,250,000	1,247,085
3.65%, 9/29/2026 (d)	2,200,000	2,193,666
3.66%, 10/1/2026 (d)	3,700,000	3,688,579
3.71%, 10/6/2026 (d)	2,075,000	2,067,551
3.66%, 10/8/2026 (d)	4,350,000	4,333,385
3.68%, 10/13/2026 (d)	1,500,000	1,493,524
3.68%, 10/20/2026 (d)	1,850,000	1,840,629
3.75%, 10/22/2026 (d)	700,000	696,297
3.69%, 10/27/2026 (d)	3,500,000	3,479,642
3.84%, 10/29/2026 (d)	350,000	347,885
3.82%, 11/10/2026 (d)	350,000	347,465
3.64%, 11/12/2026 (d)	350,000	347,383
3.78%, 11/17/2026 (d)	325,000	322,410
3.88%, 11/24/2026 (d)	350,000	346,951
3.75%, 11/27/2026 (d)	1,200,000	1,189,144
3.91%, 12/1/2026 (d)	350,000	346,701
3.70%, 12/3/2026 (d)	750,000	742,708
3.82%, 12/8/2026 (d)	500,000	494,886
3.73%, 12/10/2026 (d)	350,000	346,349
3.80%, 12/15/2026 (d)	600,000	593,404
3.72%, 12/17/2026 (d)	700,000	692,169
3.80%, 12/22/2026 (d)	350,000	345,867
3.42%, 12/24/2026 (d)	250,000	246,989
3.80%, 12/29/2026 (d)	800,000	789,899
4.01%, 1/28/2027 (d)	175,000	172,217
3.46%, 2/18/2027 (d)	500,000	490,907
0.00%, 3/4/2027 (d)	400,000	392,137
3.56%, 3/18/2027 (d)	500,000	489,636
3.65%, 4/15/2027 (d)	600,000	585,451
3.73%, 5/13/2027 (d)	500,000	486,405
3.87%, 6/10/2027 (d)	350,000	339,310
Total U.S. Treasury Obligations (Cost $72,162,707)		72,156,657
Total Short-Term Investments (Cost $74,285,090)		74,279,040
Total Investments — 109.3% (Cost $88,659,167)		88,654,759
Liabilities in Excess of Other Assets — (9.3)%		(7,550,973)
NET ASSETS — 100.0%		81,103,786

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	1

JPMorgan 100% U.S. Treasury Securities Money Market ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
Percentages indicated are based on net assets.

(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2026.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of August 31, 2026.
(d)	The rate shown is the effective yield as of August 31, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	August 31, 2026

STATEMENT OF ASSETS AND LIABILITIES
AS OF August 31, 2026 (Unaudited)

JPMorgan 100% U.S. Treasury Securities Money Market ETF
ASSETS:
Investments in non-affiliates, at value	$86,532,376
Investments in affiliates, at value	2,122,383
Receivables:
Interest from non-affiliates	61,406
Dividends from affiliates	5,221
Total Assets	88,721,386
LIABILITIES:
Payables:
Due to custodian	1,979
Distributions	53,151
Investment securities purchased	7,552,549
Accrued liabilities:
Management fees (See Note 3.A.)	9,921
Total Liabilities	7,617,600
Net Assets	$81,103,786
NET ASSETS:
Paid-in-Capital	$81,069,071
Total distributable earnings (loss)	34,715
Total Net Assets	$81,103,786
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	810,000
Net asset value, per share	$100.13
Cost of investments in non-affiliates	$86,536,784
Cost of investments in affiliates	2,122,383
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	3

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2026 (Unaudited)

JPMorgan 100% U.S. Treasury Securities Money Market ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$1,221,655
Dividend income from affiliates	26,869
Total investment income	1,248,524
EXPENSES:
Management fees (See Note 3.A.)	53,063
Total expenses	53,063
Net investment income (loss)	1,195,461
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	40
Change in net unrealized appreciation/depreciation on investments in non-affiliates	(8,891)
Net realized/unrealized gains (losses)	(8,851)
Change in net assets resulting from operations	$1,186,610
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	August 31, 2026

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan 100% U.S. Treasury Securities Money Market ETF
	Six Months Ended August 31, 2026 (Unaudited)	Period Ended February 28, 2026 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,195,461	$406,286
Net realized gain (loss)	40	—
Change in net unrealized appreciation/depreciation	(8,891)	4,483
Change in net assets resulting from operations	1,186,610	410,769
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(1,172,047)	(390,617)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	27,033,853	54,035,218
NET ASSETS:
Change in net assets	27,048,416	54,055,370
Beginning of period	54,055,370	—
End of period	$81,103,786	$54,055,370
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$34,042,413	$54,035,218
Cost of shares redeemed	(7,008,560)	—
Total change in net assets resulting from capital transactions	$27,033,853	$54,035,218
SHARE TRANSACTIONS:
Issued	340,000	540,000
Redeemed	(70,000)	—
Net increase in shares from share transactions	270,000	540,000

(a)
Commencement of operations was December 10, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	5

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan 100% U.S. Treasury Securities Money Market ETF
Six Months Ended August 31, 2026 (Unaudited)	$100.10	$1.78	$(0.01)	$1.77	$(1.74)
December 10, 2025 (e) through February 28, 2026	100.06	0.77	— (f)	0.77	(0.73)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Commencement of operations.
(f)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	August 31, 2026

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return(c)(d)	Market price total return(c)	Net assets, end of period	Net expenses	Net investment income (loss)

$100.13	$100.15	1.78%	1.78%	$81,103,786	0.16%	3.53%
100.10	100.12	0.78	0.80	54,055,370	0.16	3.51
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	7

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited)
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. JPMorgan 100% U.S. Treasury Securities Money Market ETF (the “Fund”) is a separate diversified series of the Trust covered in this report.
The investment objective of the Fund aims to provide current income while seeking to maintain liquidity and a low volatility of principal.
The Fund will seek to qualify as a government money market fund in accordance with criteria established by the Securities and Exchange Commission (“SEC”). Under applicable SEC rules, the Fund will not seek to maintain a stable net asset value ("NAV") per Share using the amortized cost method of valuation. Instead, the Fund will calculate its NAV per Share based on the market value of its investments. In addition, unlike a traditional money market fund, the Fund operates as an exchange-traded fund (ETF).
Shares of the Fund are listed and traded at market price on the NYSE Arca, Inc. Market prices for the Fund’s shares may be different from its NAV.
The Fund issues and redeems its shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units". Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Fund (each, an “Authorized Participant”).
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

8	J.P. Morgan Exchange-Traded Funds	August 31, 2026

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
U.S. Treasury Obligations	$—	$14,375,719	$—	$14,375,719
Short-Term Investments
Investment Companies	2,122,383	—	—	2,122,383
U.S. Treasury Obligations	—	72,156,657	—	72,156,657
Total Short-Term Investments	2,122,383	72,156,657	—	74,279,040
Total Investments in Securities	$2,122,383	$86,532,376	$—	$88,654,759
B. Restricted Securities— Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAV of the Fund.
As of August 31, 2026, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.
C. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the six months ended August 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2026	Shares at August 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan 100% U.S. Treasury Securities Money Market Fund Class Capital Shares, 3.59% (a) (b)	$400,432	$20,386,586	$18,664,635	$—	$—	$2,122,383	2,122,383	$26,869	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2026.
D. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Dividend income, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	9

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
E. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. For the initial period ended August 31, 2026, management has determined that as of August 31, 2026, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. When filed, the Fund's Federal tax returns since inception will be subject to examination by the Internal Revenue Service.
F. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid weekly. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
G. Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Fund and the Fund's Principal Executive Officer and Principal Financial Officer act as the Fund's CODM. The Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. Fees and Other Transactions with Affiliates
A. Management Fee— JPMIM manages the investments of the Fund pursuant to the Management Agreement. For such services, JPMIM is paid a fee, which is accrued daily and paid no more frequently than monthly at an annual rate of 0.16% of the Fund's average daily net assets.
Under the Management Agreement, JPMIM is responsible for substantially all expenses of the Fund, (including expenses of the Trust relating to the Fund), except for the management fee, payments under the Fund's 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. Additionally, the Fund is responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through a Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by a Fund exceeds the fee payable to the Adviser, the Adviser will reimburse that Fund for such amount.
B. Administration Fee— JPMIM provides administration services to the Fund. Pursuant to the Management Agreement for the Fund, JPMIM is compensated as described in Note 3.A.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to the Administrator.
C. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by each Management Agreement.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
D. Distribution Services— The Distributor or its agent distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. JPMDS receives no fees for its distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements— The Fund may invest in one or more money market funds advised by the Adviser ("Affiliated Money Market Funds"). The fees for the Affiliated Money Market Funds, except for investments of securities lending cash collateral, are covered under the Management Agreement as described in Note 3.A.

10	J.P. Morgan Exchange-Traded Funds	August 31, 2026

F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A.
The SEC has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2026 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$88,659,167	$6,291	$10,699	$(4,408)
5. Capital Share Transactions
The Trust issues and redeems shares of the Fund only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Fund may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Fund's shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Fund. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Fund's registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount plus at least 105% for the Fund of the market value of undelivered Deposit Instruments, which is held in a segregated account at the Fund's custodian. The value of the collateral, if any, is recorded as Segregated cash balance with the Authorized Participant for deposit securities and Collateral upon return of deposit securities, on the Statement of Assets and Liabilities. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay a variable fee to compensate the relevant fund for market impact expenses relating to investing in portfolio securities. Such variable fees, if any, are included in “Proceeds from shares issued” in the Statements of Changes in Net Assets.
6. Borrowings
The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Fund because the Fund and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended August 31, 2026.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2026.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	11

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
As of August 31, 2026, the Adviser owned shares representing more than 10% of net assets of the Fund:
% of Ownership
60%
Significant shareholder transactions by the Adviser may impact the Fund's performance.
The Fund is subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to accurately predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Fund is subject to credit risk. The Fund's investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Fund's investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund's securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, trade wars, retaliatory trade measures, sanctions and other trade barriers, supply chain disruptions, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

12	J.P. Morgan Exchange-Traded Funds	August 31, 2026

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Fund.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. August 2026.
SAN-ETFMMKT-826

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund's Financial Statements.
Statement Regarding Basis for Approval of Initial Management Agreement
Not applicable.

Semi-Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
August 31, 2026 (Unaudited)
Fund	Ticker	Listing Exchange
JPMorgan California Tax Free Bond ETF	JCAL	NYSE Arca, Inc.
JPMorgan New York Tax Free Bond ETF	JTNY	NYSE Arca, Inc.

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan California Tax Free Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS	Principal Amount($)	Value($)
Municipal Bonds—95.6% (a)
Alabama—2.7%
Industrial Development Revenue/Pollution Control Revenue—0.2%
Baldwin County Industrial Development Authority, Novelis Corp., Project Series 2025A, Rev., AMT, 5.00%, 6/1/2032 (b) (c)	1,000,000	1,025,242
Utility—2.5%
Black Belt Energy Gas District, Gas Project
Series 2024D, Rev., 5.00%, 11/1/2034 (c)	2,750,000	2,861,552
Series 2026A, Rev., 5.00%, 12/1/2034	3,750,000	3,889,998
Series 2025E, Rev., 5.00%, 5/1/2035 (c)	1,000,000	1,041,882
Energy Southeast A Cooperative District Series 2024B, Rev., 5.25%, 6/1/2032 (c)	1,500,000	1,572,099
Lower Alabama Gas District (The), Gas Project Series 2025A, Rev., 5.00%, 12/1/2033	1,500,000	1,535,772
Southeast Alabama Gas Supply District (The), Project No. 2 Series 2024B, Rev., 5.00%, 5/1/2032 (c)	1,000,000	1,038,952
Southeast Energy Authority A Cooperative District, Energy Supply Series 2024A, Rev., 5.00%, 11/1/2035	325,000	330,624
		12,270,879
Total Alabama		13,296,121
California—87.3%
Certificate of Participation/Lease—1.2%
City and County of San Francisco, Multiple Capital Improvement Projects Series 2025R-1, COP, 5.00%, 4/1/2041	2,000,000	2,155,652
Huntington Beach Union High School District, Certificate of Participation 2026 School Financing Project Series 2026, COP, 5.00%, 11/1/2045	1,575,000	1,680,389
Mount Diablo Unified School District Series 2026, COP, A.G., 5.00%, 9/1/2031	910,000	1,004,888
Placentia-Yorba Linda Unified School District Series 2026, COP, 5.00%, 10/1/2029	1,000,000	1,071,462
		5,912,391
Education—6.4%
California Educational Facilities Authority, Western University of Health Science
Series 2026, Rev., 5.00%, 6/1/2031	325,000	350,631
Series 2026, Rev., 5.00%, 6/1/2032	675,000	734,624
Series 2026, Rev., 5.00%, 6/1/2036	750,000	827,402
California Enterprise Development Authority, Riverside County, Rocketship Public Schools-Obligated Group No. 2 Series 2022A, Rev., 4.00%, 6/1/2031 (b)	1,250,000	1,231,988
INVESTMENTS	Principal Amount($)	Value($)

California — continued
Education — continued
California Enterprise Development Authority, Rocklin Academy Project Series 2024, Rev., 5.00%, 6/1/2064 (b)	1,250,000	1,130,313
California Infrastructure and Economic Development Bank, California Academy of Science Series 2024A, Rev., 3.25%, 8/1/2029	3,000,000	3,006,955
California Infrastructure and Economic Development Bank, Equitable School Revolving Fund LLC
Series 2024B, Rev., 5.00%, 11/1/2029	4,400,000	4,632,874
Series 2024B, Rev., 5.00%, 11/1/2041	1,175,000	1,224,427
California State University, Systemwide Series 2025A, Rev., 5.00%, 11/1/2040	1,000,000	1,091,844
Palmdale Elementary School District
Series 2023, 5.00%, 8/1/2041	250,000	267,175
Series 2023, 4.00%, 8/1/2043	1,000,000	966,945
Series 2023, 5.00%, 8/1/2044	800,000	852,924
University of California
Series 2024BY-2, Rev., VRDO, 2.08%, 9/10/2026 (c)	5,000,000	5,000,000
Series 2020BE, Rev., 5.00%, 5/15/2034	1,065,000	1,139,211
Series 2025CD, Rev., 5.25%, 5/15/2040	2,000,000	2,264,802
Series 2025CC, Rev., 5.00%, 5/15/2043	2,975,000	3,158,657
Series 2026CH, Rev., 5.50%, 5/15/2043	2,500,000	2,784,743
Series 2026CF, Rev., 5.00%, 11/15/2043	1,500,000	1,601,279
		32,266,794
General Obligation—17.6%
Alameda Unified School District-Alameda County, Election of 2022 Series C, GO, 5.00%, 8/1/2048	1,000,000	1,054,174
Alvord Unified School District, 2007 Election Series 2011B, GO, A.G., Zero Coupon, 8/1/2036	5,750,000	3,825,210
Centinela Valley Union High School District Series 2026, GO, A.G., 5.00%, 8/1/2027	2,270,000	2,324,325
Chabot-Las Positas Community College District, Election of 2016 Series 2016D, GO, 5.00%, 8/1/2043	2,000,000	2,174,616
Chico Unified School District, Election of 2024 Series A, GO, 4.50%, 8/1/2049	1,500,000	1,487,166
Colton Joint Unified School District, Election of 2024
Series A, GO, Zero Coupon, 8/1/2037	1,000,000	650,150
Series A, GO, Zero Coupon, 8/1/2039	1,075,000	623,429
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	1

JPMorgan California Tax Free Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	Principal Amount($)	Value($)
Municipal Bonds — continued
California — continued
General Obligation — continued
Series A, GO, Zero Coupon, 8/1/2044	750,000	333,662
Series A, GO, Zero Coupon, 8/1/2045	1,000,000	422,099
Series A, GO, Zero Coupon, 8/1/2046	1,000,000	396,838
Cupertino Union School District, Election of 2024 Series A, GO, 5.75%, 8/1/2050	1,000,000	1,125,914
Desert Community College District, Election of 2016
Series 2026, GO, 5.00%, 8/1/2045	2,500,000	2,681,123
Series 2024, GO, 4.00%, 8/1/2051	4,000,000	3,667,133
Downey Unified School District, Election of 2022 Series B, GO, 4.00%, 8/1/2051	1,500,000	1,350,237
Foothill-De Anza Community College District, Election of 2020 Series D, GO, 5.00%, 8/1/2042	1,200,000	1,303,018
Grossmont Healthcare District Series 2025F, GO, 5.00%, 7/15/2040	3,000,000	3,257,876
Long Beach Community College District Series 2025E, GO, 5.00%, 8/1/2046	1,650,000	1,753,550
Los Alamitos Unified School District, School Facilities Improvement District, Election of 2018 Series C, GO, 4.00%, 8/1/2045	1,235,000	1,185,092
Los Angeles Community College District Series 2026, GO, 5.00%, 8/1/2042	1,600,000	1,803,171
Menlo Park City School District, Capital Appreciation
Series 2015, GO, Zero Coupon, 7/1/2031	500,000	414,364
Series 2015, GO, Zero Coupon, 7/1/2032	880,000	699,018
Modesto High School District, Election of 2022
Series B, GO, 5.00%, 8/1/2039	850,000	937,779
Series B, GO, 5.00%, 8/1/2040	1,000,000	1,095,423
Mount Diablo Unified School District
Series 2025, GO, 5.00%, 8/1/2032	750,000	838,658
Series 2025, GO, 5.00%, 8/1/2033	700,000	791,860
Napa Valley Unified School District, Election of 2006 Series 2010A, GO, Zero Coupon, 8/1/2027	2,000,000	1,951,945
Napa Valley Unified School District, Election of 2024 Series A, GO, 4.50%, 8/1/2055	1,000,000	972,921
New Haven Unified School District, Election of 2024 Series A, GO, 4.50%, 8/1/2054	1,000,000	975,195
Pittsburg Unified School District Series 2026, GO, 5.00%, 8/1/2037	2,975,000	3,341,450
Redondo Beach Unified School District, Election of 2024 Series A, GO, 4.63%, 8/1/2055	870,000	863,595
INVESTMENTS	Principal Amount($)	Value($)

California — continued
General Obligation — continued
Rio Hondo Community College District, Election of 2024 Series 2025A, GO, 4.38%, 8/1/2055	1,750,000	1,678,826
San Diego Unified School District, Election of 1998
Series G-1, GO, A.G., 5.25%, 7/1/2028 (d)	385,000	404,277
Series G-1, GO, A.G., 5.25%, 7/1/2028	2,115,000	2,225,932
San Dieguito Union High School District Series 2025, GO, 5.00%, 8/1/2037	1,700,000	1,921,128
San Francisco Bay Area Rapid Transit District Series 2025E-1, GO, 5.00%, 8/1/2042	1,500,000	1,631,488
San Joaquin Delta Community College District, Election of 2026
Series B, GO, 5.00%, 8/1/2044	1,380,000	1,484,835
Series B, GO, 5.00%, 8/1/2045	1,275,000	1,367,208
San Jose Evergreen Community College District
Series C, GO, 4.00%, 9/1/2041	650,000	638,129
Series C, GO, 4.00%, 9/1/2043	1,490,000	1,446,951
San Jose Unified School District, Election of 2002 Series C, GO, NATL - RE, Zero Coupon, 6/1/2031	3,035,000	2,640,174
San Juan Unified School District, Election of 2016 Series 2026, GO, 5.00%, 8/1/2044	2,680,000	2,897,236
San Lorenzo Unified School District, Election of 2024 Series A, GO, 5.00%, 8/1/2048	2,000,000	2,103,403
San Mateo County Community College District, Election of 2005
Series A, GO, NATL - RE, Zero Coupon, 9/1/2026	1,100,000	1,100,000
Series A, GO, NATL - RE, Zero Coupon, 9/1/2029	2,000,000	1,835,062
Series 2006B, GO, NATL - RE, Zero Coupon, 9/1/2034	1,000,000	757,734
San Mateo Union High School District Series 2026, GO, 5.00%, 9/1/2028	1,750,000	1,842,704
South San Francisco Unified School District, Measure J, Dedicated Unlimited Ad Valorem Property Tax Series 2016C, GO, Zero Coupon, 9/1/2028	1,800,000	1,700,934
State of California Series 2024B2, GO, VRDO, 1.80%, 9/10/2026 (c)	5,000,000	5,000,000
State of California, Various Purpose
Series 2003A-1, GO, VRDO, 2.25%, 9/1/2026 (c)	5,000,000	5,000,000
GO, 5.00%, 8/1/2037	820,000	902,388
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	Principal Amount($)	Value($)
Municipal Bonds — continued
California — continued
General Obligation — continued
Twin Rivers Unified School District Series 2026A, GO, A.G., 4.00%, 2/1/2039	1,000,000	1,012,738
Ventura Unified School District, Election of 2022 Series 2022B, GO, 4.25%, 8/1/2051	1,000,000	947,967
West Valley-Mission Community College District, Santa Clara and Santa Cruz Counties Election of 2018 Series 2026C, GO, 4.00%, 8/1/2050	1,250,000	1,181,384
William S Hart Union High School District, Capital Appreciation Election 2001 Series 2005B, GO, A.G., Zero Coupon, 9/1/2029	2,500,000	2,281,655
		88,303,144
Hospital—8.0%
California Health Facilities Financing Authority, Adventist Health System Series 2016A, Rev., 4.00%, 3/1/2029	2,165,000	2,165,415
California Health Facilities Financing Authority, Cedars-Sinai Medical Center
Series 2015, Rev., 5.00%, 11/15/2032	400,000	401,810
Series 2021A, Rev., 4.00%, 8/15/2048	2,000,000	1,861,440
California Health Facilities Financing Authority, Children's Hospital of Orange County
Series 2024B, Rev., 5.00%, 5/1/2031 (c)	1,000,000	1,086,889
Series 2024A, Rev., 5.00%, 11/1/2054	1,500,000	1,539,294
California Health Facilities Financing Authority, EL Camino Health
Series 2025A, Rev., 5.00%, 2/1/2044	1,000,000	1,064,187
Series 2025A, Rev., 5.25%, 2/1/2048	1,750,000	1,858,850
California Health Facilities Financing Authority, Lucile Salter Packard Children's Hospital at Stanford Series 2026A, Rev., 5.00%, 8/15/2032	3,335,000	3,707,536
California Health Facilities Financing Authority, PIH Health Series 2020A, Rev., 4.00%, 6/1/2050	1,500,000	1,291,675
California Health Facilities Financing Authority, Rady Children's Health Series 2026B-3, Rev., 5.00%, 8/15/2036 (c)	3,175,000	3,572,652
California Health Facilities Financing Authority, Scripps Health Series 2024B-2, Rev., 5.00%, 2/4/2031 (c)	1,800,000	1,947,467
California Health Facilities Financing Authority, Stanford Health Care Series 2025B, Rev., 5.00%, 8/15/2035	1,120,000	1,280,755
INVESTMENTS	Principal Amount($)	Value($)

California — continued
Hospital — continued
California Health Facilities Financing Authority, Sutter Health
Series 2017A, Rev., 5.00%, 11/15/2034	1,500,000	1,530,851
Series 2017A, Rev., 4.00%, 11/15/2048	1,000,000	876,618
Series 2026A, Rev., 5.25%, 11/15/2049	4,500,000	4,769,559
California Public Finance Authority, Health Care Hazelden Betty Ford Foundation Project Series 2025A, Rev., 5.00%, 11/1/2049	700,000	702,079
California Public Finance Authority, PIH Health Series 2024A, Rev., 5.00%, 6/1/2035	1,790,000	1,938,355
California Statewide Communities Development Authority, John Muir Health
Series 2024E-2, Rev., 5.00%, 10/1/2027 (c)	675,000	689,282
Series 2024A, Rev., 5.00%, 12/1/2027	450,000	463,674
Series 2024A, Rev., 5.25%, 12/1/2054	1,000,000	1,033,485
California Statewide Communities Development Authority, Kaiser Permanente Series 2009C-2, Rev., 5.00%, 11/1/2029 (c)	2,000,000	2,122,140
California Statewide Communities Development Authority, Loma Linda University Medical Center
Series 2016A, Rev., 5.25%, 12/1/2056 (b)	1,000,000	1,000,492
Series 2018A, Rev., 5.50%, 12/1/2058 (b)	1,000,000	1,001,667
Regents of the University of California Medical Center Pooled Series 2022P, Rev., 5.00%, 5/15/2037	2,105,000	2,263,901
		40,170,073
Housing—9.1%
California Enterprise Development Authority, Pamona Properties LLC Project
Series 2024A, Rev., 5.00%, 1/15/2039	1,000,000	1,026,905
Series 2024A, Rev., 5.00%, 1/15/2045	1,500,000	1,490,836
California Housing Finance Agency, Multi- Family Housing Santa Monica Christian Towers Series 2026I, Rev., 2.60%, 4/1/2030 (c)	1,000,000	977,683
California Municipal Finance Authority, Affordable Housing Series 2026-1, Rev., 5.35%, 6/20/2046	998,605	1,049,624
California Municipal Finance Authority, Caritas Projects
Series 2024A, Rev., 5.00%, 8/15/2027	575,000	585,802
Series 2024A, Rev., 5.00%, 8/15/2029	820,000	862,558
Series 2024A, Rev., 5.00%, 8/15/2031	540,000	579,233
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	3

JPMorgan California Tax Free Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	Principal Amount($)	Value($)
Municipal Bonds — continued
California — continued
Housing — continued
Series 2024A, Rev., 5.00%, 8/15/2054	1,000,000	979,678
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien Series 2018A, Rev., AMT, 5.00%, 12/31/2028	1,750,000	1,802,661
California Municipal Finance Authority, Martha Gardens Apartments Series 2025A-2, Rev., 3.45%, 12/1/2028 (c)	1,500,000	1,509,368
California Municipal Finance Authority, Multi-Family Housing EL Camino Real Series 2026, Rev., 2.50%, 3/1/2029 (c)	1,000,000	982,780
California Municipal Finance Authority, Multi-Family Housing Palmdale Family Apartments Series 2025A-1, Rev., 2.95%, 1/1/2028 (c)	3,000,000	2,996,228
California Municipal Finance Authority, Multi-Family Housing The Winslow Series 2025A, Rev., 2.95%, 12/1/2028 (c)	3,000,000	2,990,938
California Municipal Finance Authority, Multi-Family Housing Warner Center Series 2026A, Rev., 2.95%, 10/1/2029 (c)	1,650,000	1,642,196
California Municipal Finance Authority, Multi-Family Housing, View At San Bruno Series 2024A-1, Rev., 5.00%, 7/1/2028 (c)	3,000,000	3,113,664
California Municipal Finance Authority, Terracina At Westpark Apartments Series 2024A, Rev., 3.20%, 8/1/2027 (c)	2,500,000	2,501,111
California Statewide Communities Development Authority, Almaden Terrace Apartments Series 2026C, Rev., FNMA COLL, 3.80%, 7/1/2036	1,000,000	968,537
California Statewide Communities Development Authority, Heritage Park Apartments Project Series 2025A, Rev., FNMA COLL, 3.70%, 4/1/2035	2,500,000	2,466,165
California Statewide Communities Development Authority, Odd Fellows Home of California Project
Series 2026A, Rev., 5.00%, 4/1/2045	265,000	276,080
Series 2026A, Rev., 5.00%, 4/1/2047	600,000	615,913
Series 2026A, Rev., 5.00%, 4/1/2049	550,000	558,250
Series 2026A, Rev., 5.00%, 4/1/2050	830,000	837,062
Series 2026A, Rev., 5.00%, 4/1/2056	2,750,000	2,726,700
California Statewide Communities Development Authority, Sequoia Living Projects Series 2025A, Rev., 5.00%, 7/1/2039	1,735,000	1,841,003
INVESTMENTS	Principal Amount($)	Value($)

California — continued
Housing — continued
Department of Veterans Affairs Veteran's Farm and Home Purchase Program Series 2026A, Rev., 6.25%, 12/1/2056	2,000,000	2,235,065
Los Angeles Housing Authority, Multi Family Housing, Victory BLVD Series 2025A, Rev., 3.00%, 7/1/2029 (c)	2,500,000	2,496,124
Marina Joint Powers Financing Authority, Multi Family Housing Preston Park Apartments Series 2026, Rev., FNMA COLL, 3.40%, 3/1/2036	5,500,000	5,413,095
		45,525,259
Industrial Development Revenue/Pollution Control Revenue—5.7%
California Infrastructure and Economic Development Bank, Los Angeles County Museum of Art Project
Series 2026, Rev., 3.25%, 6/1/2033	1,000,000	988,860
Series 2026, Rev., 5.00%, 7/1/2056	2,500,000	2,555,324
California Infrastructure and Economic Development Bank, Segerstrom Center for the Arts
Series 2024, Rev., 5.00%, 1/1/2032	2,000,000	2,181,828
Series 2026, Rev., 5.00%, 7/1/2033	2,000,000	2,211,632
California Infrastructure and Economic Development Bank, The J. Paul Getty Trust Series 2023B, Rev., 5.00%, 10/1/2026 (c)	3,840,000	3,846,884
California Municipal Finance Authority, Republic Services, Inc., Project Series 2024A, Rev., AMT, 3.88%, 3/1/2034 (c)	2,985,000	2,966,274
California Municipal Finance Authority, Waste Management, Inc., Project
Series 2020A, Rev., AMT, VRDO, 2.85%, 12/1/2026 (c)	1,000,000	1,000,000
Series 2009A, Rev., 3.30%, 2/1/2028 (b) (c)	2,000,000	2,001,354
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project Series 2023, Rev., AMT, 5.00%, 7/1/2035 (b)	2,105,000	2,269,788
California Pollution Control Financing Authority, Solid Waste Disposal, Republic Services, Inc., Project Series 2017A-1, Rev., AMT, 2.95%, 10/15/2026 (c)	1,000,000	999,609
Municipal Improvement Corp. of Los Angeles, Capital Equipment and Real Project Series 2026A, Rev., 5.00%, 5/1/2045	1,750,000	1,841,258
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	Principal Amount($)	Value($)
Municipal Bonds — continued
California — continued
Industrial Development Revenue/Pollution Control Revenue — continued
Rancho Cucamonga Redevelopment Agency Successor Agency Series 2024, Rev., 5.00%, 9/1/2026	1,000,000	1,000,000
Rialto Public Financing Authority, Police Station Project
Series 2023A, Rev., 5.00%, 6/1/2036	450,000	485,448
Series 2023A, Rev., 5.00%, 6/1/2038	400,000	427,726
Series 2023A, Rev., 5.00%, 6/1/2048	2,000,000	2,038,600
Santa Cruz County Redevelopment Successor Agency
Series 2025B, Rev., 5.00%, 9/1/2026	500,000	500,000
Series 2025B, Rev., 5.00%, 9/1/2027	285,000	292,382
Series 2025B, Rev., 5.00%, 9/1/2028	400,000	418,931
Series 2025B, Rev., 5.00%, 9/1/2029	500,000	533,283
		28,559,181
Other Revenue—9.9%
California County Tobacco Securitization Agency Series 2006A, Rev., Zero Coupon, 6/1/2046	2,965,000	701,912
California County Tobacco Securitization Agency, Golden Gate Tobacco Funding Corp. Series A, Rev., 5.00%, 6/1/2047	1,500,000	1,400,183
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2030	1,095,000	1,159,638
Series 2020A, Rev., 4.00%, 6/1/2049	1,150,000	1,017,874
Series 2020B-2, Rev., Zero Coupon, 6/1/2055	3,875,000	647,604
California County Tobacco Securitization Agency, Sonoma County Securitization Corp.
Series 2020A, Rev., 4.00%, 6/1/2049	1,000,000	865,982
Series 2020B-2, Rev., Zero Coupon, 6/1/2055	5,250,000	1,043,307
California Municipal Finance Authority
Series 2026-2, Rev., 4.50%, 7/1/2036 (c)	500,000	501,878
Series 2025-2, Rev., 4.34%, 11/20/2040 (c)	993,081	958,787
Series 2025-1, Rev., 3.44%, 2/20/2041 (c)	985,733	886,065
Series 2026A-1, Rev., 4.05%, 7/20/2041	995,692	942,258
California Municipal Finance Authority, Eskaton Properties, Inc. Obligated Group
Series 2024, Rev., 5.00%, 11/15/2027	1,360,000	1,390,423
Series 2024, Rev., 5.00%, 11/15/2044	1,500,000	1,527,460
INVESTMENTS	Principal Amount($)	Value($)

California — continued
Other Revenue — continued
California Municipal Finance Authority, Humangood California Obligated Group Series 2025A, Rev., 5.00%, 10/1/2036	1,000,000	1,050,951
California Municipal Finance Authority, PRS-California Projects
Series 2024A, Rev., 5.00%, 4/1/2027	365,000	369,031
Series 2024A, Rev., 5.00%, 4/1/2028	310,000	318,817
Series 2024A, Rev., 5.00%, 4/1/2029	250,000	260,816
Series 2024A, Rev., 5.00%, 4/1/2030	200,000	211,027
Series 2024A, Rev., 5.00%, 4/1/2031	265,000	282,185
Series 2024A, Rev., 5.00%, 4/1/2032	310,000	332,496
Series 2024A, Rev., 5.00%, 4/1/2044	1,415,000	1,444,451
Series 2024A, Rev., 5.00%, 4/1/2054	1,300,000	1,286,274
California Statewide Communities Development Authority, Southern California Edison Co. Series 2006C, Rev., 4.50%, 11/1/2033	1,100,000	1,123,024
City of Los Angeles Series 2026, Rev., TRAN, 5.00%, 6/24/2027	1,000,000	1,021,004
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
Series 2021B, Rev., 3.00%, 6/1/2046	1,350,000	1,246,313
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	22,700,000	2,115,495
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds Series 2022A-1, Rev., 5.00%, 6/1/2051	2,750,000	2,672,578
Jurupa Public Financing Authority Series 2024, A.G., 5.00%, 9/1/2035	2,000,000	2,242,537
Long Beach Bond Finance Authority Series 2007A, Rev., 5.00%, 11/15/2035	2,875,000	3,085,748
Municipal Improvement Corp. of Los Angeles Series 2025A, Rev., 5.00%, 5/1/2044	1,000,000	1,052,606
Municipal Improvement Corp. of Los Angeles, Real Property
Series 2016B, Rev., 4.00%, 11/1/2026	2,000,000	2,005,104
Series 2023A, Rev., 5.00%, 5/1/2043	1,000,000	1,049,299
Ontario Public Financing Authority
Series 2025A, Rev., 5.00%, 11/1/2032	300,000	334,849
Series 2025A, Rev., 5.00%, 11/1/2033	475,000	535,908
Series 2026B, Rev., 5.00%, 10/1/2042	1,000,000	1,077,903
Series 2026B, Rev., 5.00%, 10/1/2043	1,000,000	1,071,289
Pasadena Public Financing Authority, Rose Bowl Renovation Series 2024, Rev., Zero Coupon, 6/1/2042	1,200,000	584,587
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	5

JPMorgan California Tax Free Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	Principal Amount($)	Value($)
Municipal Bonds — continued
California — continued
Other Revenue — continued
San Diego Public Facilities Financing Authority
Series 2025A, Rev., 5.00%, 10/15/2042	2,500,000	2,699,162
Series 2025A, Rev., 5.00%, 10/15/2043	2,000,000	2,145,499
Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp. Series 2021B-1, Rev., 4.00%, 6/1/2049	525,000	517,102
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp.
Series 2019A, Rev., 5.00%, 6/1/2029	1,035,000	1,090,374
Series 2019A, Rev., 5.00%, 6/1/2030	1,000,000	1,060,287
Series 2019A, Rev., 5.00%, 6/1/2037	1,000,000	1,045,368
Series 2019A, Rev., 5.00%, 6/1/2048	1,000,000	1,004,074
		49,379,529
Prerefunded—0.5%
State of California Department of Water Resources, Central Valley Project, Water System Series AW, Rev., 5.00%, 12/1/2026 (d)	2,600,000	2,616,479
Transportation—10.4%
Bay Area Toll Authority, Toll Bridge
Series 2024I, Rev., VRDO, 2.30%, 9/1/2026 (c)	8,600,000	8,600,000
Series 2024D, Rev., VRDO, 2.35%, 9/1/2026 (c)	10,000,000	10,000,000
Series 2025F-2, Rev., 5.00%, 4/1/2043	1,295,000	1,392,341
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series 2024B, Rev., AMT, A.G., 4.38%, 7/1/2049	795,000	747,416
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (b) (c)	2,240,000	1,422,400
California Municipal Finance Authority, SFMTA Potrero Yard Modernization Project
Series 2026A, Rev., 5.00%, 9/1/2031	1,025,000	1,117,867
Series 2026A, Rev., 5.25%, 9/1/2051	1,000,000	1,039,734
Series 2026A, Rev., 5.50%, 9/1/2060	1,000,000	1,053,878
California Municipal Finance Authority, United Airlined, Inc. Los Angeles Internation Airport Projects Series 2019, Rev., AMT, 4.00%, 7/15/2029	1,000,000	1,004,866
INVESTMENTS	Principal Amount($)	Value($)

California — continued
Transportation — continued
City of Los Angeles Department of Airports
Series 2025A, Rev., AMT, 5.00%, 5/15/2027	2,000,000	2,030,868
Series 2020A, Rev., 5.00%, 5/15/2039	2,000,000	2,087,444
Series 2022B, Rev., 4.00%, 5/15/2041	1,755,000	1,727,701
City of Los Angeles Department of Airports, International Airport Subordinate Series 2022G, Rev., AMT, 5.00%, 5/15/2033	1,250,000	1,337,479
Los Angeles County Metropolitan Transportation Authority, First Lien I-105 Expresslanes Project
Series 2026A, Rev., 5.00%, 6/1/2034 (e)	400,000	441,753
Series 2026A, Rev., 5.00%, 6/1/2035 (e)	500,000	552,839
Series 2026A, Rev., 5.00%, 6/1/2036 (e)	700,000	773,473
Series 2026A, Rev., 5.00%, 6/1/2039 (e)	500,000	535,062
Series 2026A, Rev., 5.50%, 6/1/2051 (e)	1,000,000	1,056,260
Series 2026A, Rev., 5.25%, 6/1/2056 (e)	1,500,000	1,537,515
Norman Y Mineta San Jose International Airport SJC Series 2021A, Rev., AMT, 5.00%, 3/1/2032	2,000,000	2,121,652
Port of Los Angeles, Harbor Department Series 2024A-1, Rev., AMT, 5.00%, 8/1/2032	1,000,000	1,090,190
San Diego County Regional Airport Authority, Senior Private Activity
Series 2023B, Rev., AMT, 5.25%, 7/1/2037	1,500,000	1,622,993
Series 2025B, Rev., AMT, 5.25%, 7/1/2045	3,000,000	3,150,388
San Francisco City and County Airport Commission Francisco International Airport Series 2025D, Rev., AMT, 5.00%, 5/1/2032	1,800,000	1,949,923
San Francisco City and County Airport Commission, San Francisco International Airport Series 2019A, Rev., AMT, 5.00%, 5/1/2037	1,500,000	1,544,371
Southern California Logistics Airport Authority, Junior Lien
Series 2025A, Rev., A.G., 5.00%, 12/1/2030	615,000	671,190
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	Principal Amount($)	Value($)
Municipal Bonds — continued
California — continued
Transportation — continued
Series 2025A, Rev., A.G., 5.00%, 12/1/2031	880,000	973,790
Series 2025A, Rev., A.G., 5.00%, 12/1/2037	440,000	493,493
		52,076,886
Utility—8.8%
California Community Choice Financing Authority, Clean Energy Project
Series 2024A, Rev., 5.00%, 4/1/2032 (c)	2,000,000	2,094,486
Series 2024D, Rev., 5.00%, 9/1/2032 (c)	5,000,000	5,344,198
Series 2026G, Rev., 5.00%, 10/1/2034	2,000,000	2,112,417
Series 2025E, Rev., 5.00%, 5/1/2035 (c)	3,800,000	4,000,207
Series 2026E, Rev., 5.00%, 7/1/2035	1,000,000	1,071,894
Series 2026C, Rev., 5.25%, 2/1/2036	2,750,000	2,919,497
Series 2026B, Rev., 5.00%, 3/1/2036	1,875,000	1,924,814
Central Valley Energy Authority, Commodity Supply Series 2026, Rev., 5.00%, 8/1/2034	1,000,000	1,041,504
City of Redding Electric System Series 2026, Rev., 5.00%, 6/1/2033	1,000,000	1,116,800
Imperial Irrigation District Electric System
Series 2025, Rev., 5.00%, 11/1/2043	1,150,000	1,236,727
Series 2025, Rev., 5.00%, 11/1/2044	1,175,000	1,254,945
Moreno Valley Public Financing Authority, Electric System
Series 2026A, Rev., A.G., 5.00%, 5/1/2030	500,000	539,463
Series 2026A, Rev., A.G., 5.00%, 5/1/2032	500,000	553,218
M-S-R Energy Authority Series 2009B, Rev., 7.00%, 11/1/2034	2,000,000	2,351,372
Sacramento Municipal Utility District Series 2023D, Rev., 5.00%, 10/15/2030 (c)	3,500,000	3,789,105
Sacramento Municipal Utility District, Subordinate Electric Series 2026G, Rev., 5.00%, 10/14/2033 (c)	2,500,000	2,771,670
San Joaquin Valley Clean Energy Authority Series 2025A, Rev., 5.50%, 7/1/2035 (c)	1,000,000	1,078,543
Southern California Public Power Authority, Canyon Power Project Series 2025A, Rev., 5.00%, 7/1/2032	1,000,000	1,079,072
Southern California Public Power Authority, Clean Energy Project II Series 2026A, Rev., 5.00%, 11/1/2033	1,750,000	1,840,334
Southern California Public Power Authority, Transmission System Renewal Project Series 2023-1, Rev., 5.00%, 7/1/2042	3,000,000	3,108,682
INVESTMENTS	Principal Amount($)	Value($)

California — continued
Utility — continued
Vista Joint Powers Financing Authority
Series 2025A, Rev., 5.00%, 5/1/2034	1,000,000	1,144,555
Series 2025A, Rev., 5.00%, 5/1/2035	750,000	862,287
Series 2025A, Rev., 5.00%, 5/1/2037	885,000	998,870
		44,234,660
Water & Sewer—9.7%
Antelope Valley-East Kern Water Agency Financing Authority Series 2025B, Rev., 5.00%, 4/1/2028 (c)	1,000,000	1,014,609
City of Los Angeles Wastewater System
Series 2018A, Rev., 5.00%, 6/1/2034	1,000,000	1,035,473
Series 2018A, Rev., 5.00%, 6/1/2035	1,500,000	1,550,629
City of Los Angeles Wastewater System, Subordinate
Series 2025C, Rev., 5.00%, 6/1/2030	2,000,000	2,171,191
Series 2025C, Rev., 5.00%, 6/1/2040	2,000,000	2,187,684
City of San Francisco Public Utilities Commission Water Series 2023, Subseries C, Rev., 4.00%, 11/1/2040	2,650,000	2,629,155
City of San Francisco Public Utilities Commission Water, Hetch Hetchy water Series 2025, Subseries F, Rev., 5.00%, 11/1/2038	1,500,000	1,668,896
East Bay Municipal Utility District Wastewater System Series 2025B, Rev., 5.00%, 6/1/2037	1,000,000	1,132,156
East Bay Municipal Utility District Water System Series 2025A, Rev., 5.00%, 6/1/2050	1,000,000	1,049,472
Eastern Municipal Water District, Water and Wastewater Series 2016A, Rev., 5.00%, 7/1/2035	2,885,000	2,888,262
Goleta Water District
Series 2023A, Rev., 5.00%, 9/1/2027	450,000	462,477
Series 2023A, Rev., 5.00%, 9/1/2029	260,000	279,736
Los Angeles County Sanitation Districts Financing Authority, Joint Outfall System Series 2026A, Rev., 5.00%, 10/1/2051 (e)	1,000,000	1,044,671
Los Angeles Department of Water and Power System
Series 2025C, Rev., 5.00%, 7/1/2036	1,450,000	1,585,540
Series 2023D, Rev., 5.00%, 7/1/2042	520,000	538,217
Los Angeles Department of Water and Power Water System
Series 2026A, Rev., 5.00%, 7/1/2032	1,500,000	1,638,591
Series 2022D, Rev., 5.00%, 7/1/2052	3,000,000	3,028,368
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	7

JPMorgan California Tax Free Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	Principal Amount($)	Value($)
Municipal Bonds — continued
California — continued
Water & Sewer — continued
Los Angeles Department of Water and Power, Water System
Series 2022D, Rev., 5.00%, 7/1/2041	270,000	279,618
Series 2017A, Rev., 4.00%, 7/1/2047	3,000,000	2,699,363
Metropolitan Water District of Southern California Series 2024B3, Rev., 5.00%, 7/1/2031 (c)	1,000,000	1,078,616
Metropolitan Water District of Southern California, Waterworks Series 2024B-2, Rev., 5.00%, 7/1/2029 (c)	2,240,000	2,336,132
Northern California Sanitation Agencies Financing Authority Series 2026A, Rev., 5.00%, 8/1/2038	3,230,000	3,660,028
Sacramento Area Flood Control Agency, Consolidated Capital Assessment District No. 2 Series 2026, 5.00%, 10/1/2047	2,750,000	2,906,216
San Diego Public Facilities Financing Authority, Senior Water Series 2026A, Rev., 5.00%, 8/1/2051	2,000,000	2,101,615
San Francisco City and County Public Utilities Commission Wastewater
Series 2018B, Rev., 5.00%, 10/1/2026 (d)	440,000	440,956
Series 2018B, Rev., 5.00%, 10/1/2026	635,000	636,401
Series 2018B, Rev., 5.00%, 10/1/2036	1,675,000	1,721,742
Series 2026B, Rev., 5.00%, 10/1/2040	1,000,000	1,126,735
Southern California Water Replenishment District Series 2018, Rev., 5.00%, 8/1/2038	1,250,000	1,287,750
State of California Department of Water Resources, Central Valley Project Series BF, Rev., 5.00%, 12/1/2035	2,000,000	2,221,678
		48,401,977
Total California		437,446,373
Connecticut—0.1%
Water & Sewer—0.1%
Aquarion Water Authority, Connecticut Subordinate Water System Capital Appreciation Series 2026E, Rev., Zero Coupon, 8/1/2048	1,315,000	425,233
Florida—0.0% ^
Transportation—0.0% ^
Florida Development Finance Corp., Brightline Florida Passenger Rail Project Series 2024, Rev., AMT, 5.50%, 7/1/2053	250,000	183,750
INVESTMENTS	Principal Amount($)	Value($)

Georgia—1.3%
Utility—1.3%
Main Street Natural Gas, Inc., Gas Supply
Series 2024D, Rev., 5.00%, 4/1/2031 (c)	2,000,000	2,100,786
Series 2024A, Rev., 5.00%, 9/1/2031 (c)	1,150,000	1,213,582
Series 2024E, Rev., 5.00%, 12/1/2032 (c)	2,940,000	3,067,535
		6,381,903
Idaho—0.2%
Housing—0.2%
Idaho Housing and Finance Association, Single Family Mortgage Series 2025C, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	980,000	1,088,151
Iowa—0.2%
Other Revenue—0.2%
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021B-2, Rev., Zero Coupon, 6/1/2065	5,850,000	827,913
Ohio—1.0%
Other Revenue—0.8%
Buckeye Tobacco Settlement Financing Authority
Series 2020B-2, Rev., 5.00%, 6/1/2055	4,655,000	3,553,905
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	6,180,000	413,608
		3,967,513
Transportation—0.2%
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	1,000,000	1,014,637
Total Ohio		4,982,150
Pennsylvania—0.2%
Housing—0.2%
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2024-146A, Rev., 6.25%, 10/1/2054	890,000	960,698
Puerto Rico—1.0%
General Obligation—0.2%
Commonwealth of Puerto Rico Series 2022A-1, GO, 5.63%, 7/1/2027	997,336	1,013,633
Other Revenue—0.8%
Children's Trust Fund, Tobacco Settlement Asset-Backed Series 2005A, Rev., Zero Coupon, 5/15/2050	3,275,000	657,360
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	Principal Amount($)	Value($)
Municipal Bonds — continued
Puerto Rico — continued
Other Revenue — continued
Puerto Rico Sales Tax Financing Corp. Sales Tax
Series A-1, Rev., Zero Coupon, 7/1/2029	1,000,000	910,642
Series A-1, Rev., Zero Coupon, 7/1/2046	2,935,000	1,051,264
Series A-1, Rev., 5.00%, 7/1/2058	1,400,000	1,356,391
		3,975,657
Total Puerto Rico		4,989,290
South Dakota—0.3%
Housing—0.3%
South Dakota Housing Development Authority
Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055	475,000	521,818
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 11/1/2055	980,000	1,091,453
		1,613,271
Texas—0.4%
Transportation—0.2%
City of San Antonio Airport System Series 2026, Rev., AMT, 5.50%, 7/1/2051	1,000,000	1,039,819
Utility—0.2%
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply Series 2026, Rev., 5.00%, 4/1/2036	1,150,000	1,192,600
Total Texas		2,232,419
Utah—0.2%
Housing—0.2%
Utah Housing Corp., Single Family Mortgage Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055	935,000	1,026,032
INVESTMENTS	Principal Amount($)	Value($)

Wisconsin—0.7%
Education—0.1%
Wisconsin Health and Educational Facilities Authority, Museum of Nature and Culture, Inc., Project Series 2026, Rev., 6.50%, 11/1/2036 (b)	500,000	509,435
Housing—0.2%
Wisconsin Housing and Economic Development Authority, Home Ownership Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	920,000	982,709
Transportation—0.4%
Public Finance Authority, Senior Lien, Rico Toll Roads Monetization Project
Series 2024, Rev., AMT, 5.50%, 7/1/2044	1,000,000	1,019,867
Series 2024, Rev., AMT, 5.75%, 7/1/2049	1,000,000	1,028,564
		2,048,431
Total Wisconsin		3,540,575
Total Municipal Bonds (Cost $483,435,221)		478,993,879
	Shares
Short-Term Investments—4.6%
Investment Companies—3.6%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.41% (f) (g)(Cost $18,244,777)	18,241,833	18,245,481
U.S. Treasury Obligations—1.0%
U.S. Treasury Bills, 3.61% (h)(Cost $4,995,500)	5,000,000	4,995,460
Total Short-Term Investments—4.6% (Cost $23,240,277)		23,240,941
Total Investments—100.2% (Cost $506,675,498)		502,234,820
Liabilities in Excess of Other Assets—(0.2)%		(1,148,471)
Net Assets—100.0%		501,086,349

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMT	Alternative Minimum Tax
COLL	Collateral
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	9

JPMorgan California Tax Free Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2026.

(d)	Security is prerefunded or escrowed to maturity.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2026.
(h)	The rate shown is the effective yield as of August 31, 2026.
Futures contracts outstanding as of August 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	97	12/21/2026	USD	10,451,750	(58,509)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Exchange-Traded Funds	August 31, 2026

JPMorgan New York Tax Free Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS	Principal Amount($)	Value($)
Municipal Bonds—91.6% (a)
Alabama—2.1%
Utility—2.1%
Black Belt Energy Gas District, Gas Project
Series 2024D, Rev., 5.00%, 11/1/2034 (b)	1,750,000	1,820,988
Series 2026A, Rev., 5.00%, 12/1/2034	3,500,000	3,630,665
Series 2025E, Rev., 5.00%, 5/1/2035 (b)	1,000,000	1,041,882
Lower Alabama Gas District (The), Gas Project Series 2025A, Rev., 5.00%, 12/1/2033	1,500,000	1,535,772
Southeast Alabama Gas Supply District (The), Project No. 2 Series 2024B, Rev., 5.00%, 5/1/2032 (b)	1,000,000	1,038,952
Southeast Energy Authority A Cooperative District, Energy Supply Series 2024A, Rev., 5.00%, 11/1/2035	300,000	305,191
		9,373,450
California—1.2%
Other Revenue—0.1%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2021B-2, Rev., Zero Coupon, 6/1/2066	3,650,000	340,157
Transportation—0.2%
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (b) (c)	1,490,000	946,150
Utility—0.9%
California Community Choice Financing Authority, Clean Energy Project
Series 2026C, Rev., 5.25%, 2/1/2036	2,550,000	2,707,170
Series 2026B, Rev., 5.00%, 3/1/2036	1,200,000	1,231,881
		3,939,051
Total California		5,225,358
Connecticut—0.1%
Water & Sewer—0.1%
Aquarion Water Authority, Connecticut Subordinate Water System Capital Appreciation Series 2026E, Rev., Zero Coupon, 8/1/2048	1,320,000	426,849
Florida—0.0% ^
Transportation—0.0% ^
Florida Development Finance Corp., Brightline Florida Passenger Rail Project Series 2024, Rev., AMT, 5.50%, 7/1/2053	250,000	183,750
INVESTMENTS	Principal Amount($)	Value($)

Georgia—1.7%
Utility—1.7%
Main Street Natural Gas, Inc., Gas Supply
Series 2021C, Rev., 4.00%, 12/1/2028 (b)	2,750,000	2,778,033
Series 2024D, Rev., 5.00%, 4/1/2031 (b)	2,000,000	2,100,786
Series 2024A, Rev., 5.00%, 9/1/2031 (b)	2,360,000	2,490,482
		7,369,301
Kentucky—0.4%
Utility—0.4%
Kentucky Public Energy Authority, Gas Supply Series 2024A, Rev., 5.00%, 7/1/2030 (b)	1,500,000	1,548,671
Louisiana—0.2%
Transportation—0.2%
Louisiana Public Facilities Authority, 10 Calcasieu River Bridge Public Private Partnership Project Series 2024, Rev., AMT, 5.75%, 9/1/2064	1,000,000	1,024,862
Nevada—0.1%
Transportation—0.1%
State of Nevada Department of Business and Industry, Brightline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (b) (c)	500,000	317,500
New York—82.2%
Education—6.1%
Build NYC Resource Corp., Bay Ridge Preparatory School Project Series 2024, Rev., 5.00%, 9/1/2044 (c)	1,270,000	1,219,208
Build NYC Resource Corp., ERE425 LLC ZETA Charter Schools, Inc., Project Series 2025A, Rev., 5.13%, 10/15/2045 (c)	1,000,000	982,427
Build NYC Resource Corp., Success Academy Charter School Project Series 2025, Rev., 5.00%, 9/1/2033	1,000,000	1,061,338
Clinton County Capital Resource Corp., Clinton-Essex-Warren-Washington Board of Cooperative Educational Services Project Series 2025, Rev., 5.00%, 7/1/2046 (c)	750,000	761,223
Madison County Capital Resource Corp., Colgate University Refunding Project Series 2025, Rev., 5.00%, 7/1/2041	1,150,000	1,229,445
Monroe County Industrial Development Corp., Eugenio Maria De Hostos Charter School Project Series 2024A, Rev., 5.00%, 7/1/2044 (c)	1,320,000	1,231,526
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	11

JPMorgan New York Tax Free Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	Principal Amount($)	Value($)
Municipal Bonds — continued
New York — continued
Education — continued
Monroe County Industrial Development Corp., University of Rochester Project Series 2020A, Rev., 4.00%, 7/1/2050	2,000,000	1,749,742
New York State Dormitory Authority, Brooklyn Law School Series 2019A, Rev., 5.00%, 7/1/2033	2,400,000	2,460,040
New York State Dormitory Authority, Master Boces Program Series 2026, Rev., 4.13%, 8/15/2046	1,000,000	942,804
New York State Dormitory Authority, New York University Series 2019A, Rev., 4.00%, 7/1/2045	2,000,000	1,850,358
New York State Dormitory Authority, Orchard Park CCRC, Inc. Obligate Series 2025A, Rev., 5.13%, 11/15/2050	1,850,000	1,847,074
New York State Dormitory Authority, Rockland Boces Issue Series 2025, Rev., 4.25%, 8/15/2050	2,000,000	1,818,618
New York State Dormitory Authority, School Districts Financing Program Series 2025A, Rev., A.G., 5.00%, 10/1/2036	2,110,000	2,311,655
Onondaga Civic Development Corp., Syracuse University Project Series 2025, Rev., 4.50%, 12/1/2050	2,000,000	1,941,583
Onondaga County Trust for Cultural Resources, Syracuse University Project Series 2019, Rev., 4.00%, 12/1/2047	3,350,000	3,068,091
Saratoga County Capital Resource Corp., WSWHE Boces Project
Series 2025, Rev., 5.00%, 7/1/2033	470,000	533,155
Series 2025, Rev., 5.00%, 7/1/2034	300,000	341,820
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021A, Rev., 5.00%, 7/1/2046 (c)	2,000,000	1,878,952
		27,229,059
General Obligation—14.2%
City of Albany Series 2026, GO, BAN, 4.00%, 3/19/2027	5,000,000	5,022,692
City of New York, Fiscal Year 2022 Series 2022D, Subseries D-1, GO, 5.25%, 5/1/2039	1,500,000	1,592,681
City of New York, Fiscal Year 2024 Series 2024A, GO, 5.00%, 8/1/2045	3,850,000	3,973,701
City of New York, Fiscal Year 2025
Series 2025G, Subseries G-1, GO, 5.00%, 2/1/2042	1,000,000	1,039,275
INVESTMENTS	Principal Amount($)	Value($)

New York — continued
General Obligation — continued
Series 2025G, Subseries G-1, GO, 5.25%, 2/1/2050	1,000,000	1,027,706
City of New York, Fiscal Year 2026 Series 2026G, GO, 5.00%, 2/1/2043	1,000,000	1,037,330
City of New York, Fiscal Year 2027 Series 2027A, GO, 5.00%, 8/1/2052	1,000,000	1,003,844
City of Yonkers
Series 2024A, GO, A.G., 5.00%, 2/15/2041	1,000,000	1,048,741
Series 2024B, GO, A.G., 5.00%, 2/15/2041	1,000,000	1,048,741
Series 2024A, GO, A.G., 5.00%, 2/15/2042	1,505,000	1,573,952
County of Albany Series 2022A, GO, 4.00%, 6/1/2036	1,080,000	1,094,311
County of Erie, Buffalo Bills Stadium Project Series 2024B, GO, 4.00%, 9/15/2047	1,360,000	1,278,234
County of Nassau
Series 2021A, GO, A.G., 4.00%, 4/1/2036	2,000,000	2,017,708
Series 2022A, GO, 4.25%, 4/1/2052	2,000,000	1,866,375
County of Nassau, General Improvement Series 2023A, GO, A.G., 4.00%, 4/1/2042	1,500,000	1,423,333
County of Suffolk Series 2017D, GO, 4.00%, 10/15/2028	3,375,000	3,423,348
Hempstead Union Free School District Series 2026A, GO, BAN, 4.00%, 7/8/2027	2,000,000	2,019,656
New Hartford Central School District Series 2026, GO, BAN, 4.00%, 6/24/2027	3,500,000	3,532,767
Newburgh Enlarged City School District Series 2026, GO, BAN, 4.00%, 6/23/2027	5,000,000	5,045,840
Owego Apalachin Central School District Series 2026B, GO, BAN, 4.00%, 7/16/2027	3,500,000	3,534,436
State of New York Series 2023A, GO, 5.00%, 3/15/2041	1,000,000	1,069,686
Town of Clarkstown Series 2023, GO, 4.00%, 11/15/2039	990,000	995,247
Town of Hempstead
Series 2025A, GO, 4.00%, 6/1/2041	2,000,000	1,973,661
Series 2024, GO, 4.00%, 5/1/2043	1,725,000	1,672,899
Town of Huntington, Public Improvement Series 2022A, GO, 4.00%, 6/15/2037	1,385,000	1,395,472
Town of Irondequoit Series 2025B, GO, BAN, 4.00%, 12/11/2026	2,000,000	2,006,090
Town of New Windsor Series 2026, GO, BAN, 4.00%, 6/25/2027	5,000,000	5,042,107
Uniondale Union Free School District
Series 2023, GO, 4.00%, 1/15/2038	2,000,000	2,023,597
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	Principal Amount($)	Value($)
Municipal Bonds — continued
New York — continued
General Obligation — continued
Series 2023, GO, 4.00%, 1/15/2041	2,000,000	1,962,104
Wayland-Cohocton Central School District Series 2026, GO, BAN, 4.00%, 6/30/2027	2,000,000	2,018,620
		63,764,154
Hospital—6.1%
Albany Capital Resource Corp., Medical Center Hospital Project Series 2025A, Rev., 5.25%, 5/1/2050	2,000,000	2,060,241
Build NYC Resource Corp., Urban Resource Institute Project Series 2025A, Rev., 5.00%, 12/1/2041	1,000,000	1,038,577
Dutchess County Local Development Corp., Health Quest System, Inc., Project Series 2016B, Rev., 5.00%, 7/1/2046	1,250,000	1,207,552
Genesee County Funding Corp. (The), Rochester Regional Health Energy Projects Series 2025A, Rev., 5.25%, 12/1/2050	1,000,000	1,009,346
New York City Health and Hospitals Corp., Health System Series 2025A, Rev., 5.00%, 2/15/2035	2,500,000	2,794,859
New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center
Series 2025 2-B, Rev., 5.00%, 7/1/2032 (b)	1,000,000	1,084,365
Series 2022 1- A, Rev., 4.00%, 7/1/2051	1,900,000	1,660,847
Series 2022 1-B, Rev., 4.00%, 7/1/2051	1,300,000	1,136,369
Series 2025 1, Rev., 5.25%, 7/1/2054	515,000	536,490
New York State Dormitory Authority, Mount Sinai Obligated Group Series 2025, Rev., 5.00%, 7/1/2045	2,000,000	1,982,553
New York State Dormitory Authority, Northwell Health Obligated Group
Series 2022A, Rev., 5.00%, 5/1/2052	2,465,000	2,427,588
Series 2024A, Rev., 4.00%, 5/1/2054	1,380,000	1,148,263
New York State Dormitory Authority, NYU Langone Hospitals Series 2020A, Rev., 4.00%, 7/1/2053	2,000,000	1,686,420
New York State Dormitory Authority, Rosewell Park Cancer Institute Obligated Group
Series 2025A, Rev., A.G., 5.25%, 7/1/2043	500,000	533,388
Series 2025A, Rev., A.G., 5.50%, 7/1/2050	1,250,000	1,319,972
New York State Dormitory Authority, White Plains Hospital Series 2024, Rev., A.G., 5.50%, 10/1/2054	2,000,000	2,052,600
INVESTMENTS	Principal Amount($)	Value($)

New York — continued
Hospital — continued
Oneida County Local Development Corp., Mohawk Valley Health System Project Series 2019A, Rev., A.G., 4.00%, 12/1/2049	1,785,000	1,539,430
Rensselaer County Capital Resource Corp., Energy Performance Lease, Van Rensselaer Manor Nursing Home Project Series 2026, Rev., 5.00%, 4/1/2040	2,000,000	2,125,129
		27,343,989
Housing—7.8%
New York City Housing Development Corp.
Series 2023A, Rev., 4.80%, 2/1/2053	2,500,000	2,400,456
Series 2025A, Rev., FHLMC COLL, 5.20%, 2/1/2055	1,170,000	1,154,925
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project Series 2024, Rev., 5.25%, 12/15/2031	3,900,000	3,996,006
New York State Housing Finance Agency, 160 West 62nd Street Housing Series 2011A-2, Rev., FHLMC COLL, 3.60%, 4/1/2032 (b)	2,000,000	1,999,479
New York State Housing Finance Agency, Liberty Street Realty LLC Series 2003A, Rev., VRDO, 2.26%, 9/8/2026 (b)	7,600,000	7,600,000
State of New York Mortgage Agency Homeowner Mortgage
Series 207, Rev., VRDO, 2.15%, 9/10/2026 (b)	8,000,000	8,000,000
Series 227, Rev., 3.25%, 10/1/2050	1,680,000	1,672,215
Series 273, Rev., 6.00%, 10/1/2055	3,850,000	4,191,197
Series 274, Rev., 6.25%, 10/1/2056	3,545,000	3,911,481
		34,925,759
Industrial Development Revenue/Pollution Control Revenue—3.1%
New York City Industrial Development Agency, Queens Baseball Stadium Project Series 2021A, Rev., A.G., 5.00%, 1/1/2031	1,250,000	1,343,024
New York City Industrial Development Agency, Yankee Stadium Project Series 2020A, Rev., A.G., 5.00%, 3/1/2029	2,500,000	2,626,233
New York Liberty Development Corp., Goldman Sachs Headquarters LLC Series 2005, Rev., 5.25%, 10/1/2035	1,260,000	1,400,963
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program Series 2021B, Rev., 4.00%, 8/15/2039	1,380,000	1,345,036
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	13

JPMorgan New York Tax Free Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	Principal Amount($)	Value($)
Municipal Bonds — continued
New York — continued
Industrial Development Revenue/Pollution Control Revenue — continued
Trust for Cultural Resources of The City of New York (The), Lincoln Center For the Performing Arts, Inc. Series 2026A, Rev., 5.00%, 12/1/2035	2,250,000	2,499,290
Trust for Cultural Resources of The City of New York (The), The Museum of Modern Art Series 2026, Rev., 5.00%, 8/1/2036	4,000,000	4,527,765
		13,742,311
Other Revenue—17.6%
Battery Park City Authority
Series 2025, Rev., 5.00%, 11/1/2044	1,700,000	1,830,883
Series 2025, Rev., 5.00%, 11/1/2046	2,700,000	2,878,182
Series 2023A, Rev., 5.00%, 11/1/2053	1,335,000	1,370,893
Buffalo Parking Authority Series 2026, Rev., A.G., 5.00%, 6/15/2051	1,000,000	1,028,421
Build NYC Resource Corp., Young Men's and Women's Hebrew Association Project (The)
Series 2024, Rev., 5.00%, 12/1/2027	1,000,000	1,026,271
Series 2024, Rev., 5.00%, 12/1/2032	3,620,000	3,947,105
Chautauqua Tobacco Asset Securitization Corp. Series 2014, Rev., 5.00%, 6/1/2048	3,200,000	2,455,944
Empire State Development Corp., State Sales Tax Series 2021A, Rev., 4.00%, 3/15/2044	5,000,000	4,670,774
New York City Transitional Finance Authority Building Aid Series 2026S-1, Rev., 5.00%, 7/15/2037	1,000,000	1,113,210
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2026
Series 2026, Subseries F-1, Rev., 5.00%, 2/1/2042	2,000,000	2,091,974
Series 2026B, Rev., 5.00%, 5/1/2051	1,000,000	1,005,785
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019
Series 2019S-2A, Rev., 5.00%, 7/15/2034	2,000,000	2,070,391
Series 2019S-3, Subseries S-3A, Rev., 5.00%, 7/15/2034	4,000,000	4,140,782
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2011 Series 2011, Subseries A-4, Rev., VRDO, 3.05%, 9/1/2026 (b)	2,000,000	2,000,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Series 2017A, Subseries E-1, Rev., 5.00%, 2/1/2035	2,000,000	2,014,739
INVESTMENTS	Principal Amount($)	Value($)

New York — continued
Other Revenue — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022 Series 2022F, Subseries F-1, Rev., 4.00%, 2/1/2038	2,000,000	1,967,141
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2024
Series 2024B, Rev., 5.00%, 5/1/2042	1,000,000	1,036,358
Series 2024F, Subseries F-1, Rev., 4.25%, 2/1/2054	1,000,000	888,327
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025 Series 2025D, Rev., 5.00%, 5/1/2044	1,000,000	1,032,595
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2019 Subseries B-1, Rev., 5.00%, 8/1/2034	1,535,000	1,584,642
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025 Series 2025I, Subseries I-1, Rev., 5.50%, 5/1/2053	2,000,000	2,095,547
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2027 Series 2027A, Rev., 5.50%, 11/1/2051	5,000,000	5,282,777
New York Convention Center Development Corp., Senior Lien, Hotel Unit Fee Secured
Series 2026A, Rev., 5.00%, 11/15/2042	1,000,000	1,060,602
Series 2026B, Rev., 5.00%, 11/15/2046	1,000,000	1,043,277
Series A, Rev., Zero Coupon, 11/15/2047	1,600,000	570,425
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured Series B, Rev., Zero Coupon, 11/15/2033	4,090,000	3,066,239
New York Liberty Development Corp. Series 1WTC-2021, Rev., 4.00%, 2/15/2043	2,500,000	2,273,027
New York Liberty Development Corp., World Trade Centre Series 2014, Rev., 5.00%, 11/15/2044 (c)	1,000,000	1,001,442
New York State Dormitory Authority, Sales Tax Series 2025A, Rev., 4.25%, 3/15/2048	1,500,000	1,399,622
New York State Dormitory Authority, State Sales Tax
Series 2016A, Rev., 5.00%, 3/15/2031	2,000,000	2,003,888
Series 2018E-2, Rev., 5.00%, 3/15/2033	2,000,000	2,083,492
Series 2023A-1, Rev., 4.00%, 3/15/2043	1,110,000	1,045,299
Suffolk Regional Off-Track Betting Corp. Series 2024, Rev., 5.75%, 12/1/2044	1,000,000	1,016,395
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	Principal Amount($)	Value($)
Municipal Bonds — continued
New York — continued
Other Revenue — continued
Suffolk Tobacco Asset Securitization Corp.
Series 2021A-2, Rev., 4.00%, 6/1/2039	2,640,000	2,528,905
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	12,000,000	980,833
Trust for Cultural Resources of The City of New York (The), Alvin Ailey Dance Foundation Series 2016A, Rev., 4.00%, 7/1/2046	1,000,000	882,352
TSASC, Inc.
Series A, Rev., 5.00%, 6/1/2035	2,000,000	2,016,512
Series A, Rev., 5.00%, 6/1/2036	2,000,000	2,015,203
Series B, Rev., 5.00%, 6/1/2048	2,350,000	2,182,004
Westchester County Local Development Corp., Kendal on Hudson Project Series 2022B, Rev., 5.00%, 1/1/2032	240,000	251,363
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement
Series B, Rev., 5.00%, 6/1/2033	1,775,000	1,797,218
Series B, Rev., 5.00%, 6/1/2034	2,000,000	2,021,012
		78,771,851
Special Tax—3.1%
Empire State Development Corp., State Personal Income Tax, General Purpose
Series 2020C, Rev., 4.00%, 3/15/2037	1,000,000	997,221
Series 2020E, Rev., 4.00%, 3/15/2045	1,500,000	1,366,875
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2020A, Rev., 4.00%, 3/15/2047	1,700,000	1,532,663
New York State Housing Finance Agency, State Personal Income Tax
Series 2024B-2, Rev., 3.30%, 12/15/2028 (b)	1,500,000	1,500,732
Series 2024C, Rev., 4.55%, 12/15/2054	1,000,000	945,182
New York State Thruway Authority, State Personal Income Tax
Series 2026A, Rev., 5.00%, 9/15/2051	4,000,000	4,063,086
Series 2026A, Rev., 5.00%, 9/15/2054	3,500,000	3,533,875
		13,939,634
Transportation—14.1%
Hudson Yards Infrastructure Corp., Second Indenture
Series 2017A, Rev., 5.00%, 2/15/2031	1,585,000	1,600,594
Series 2017A, Rev., 5.00%, 2/15/2037	2,500,000	2,519,032
Series 2017A, Rev., 5.00%, 2/15/2038	2,125,000	2,138,809
Series 2022A, Rev., 4.00%, 2/15/2040	1,730,000	1,675,513
INVESTMENTS	Principal Amount($)	Value($)

New York — continued
Transportation — continued
Series 2022A, Rev., 4.00%, 2/15/2043	2,100,000	1,978,450
Metropolitan Transportation Authority
Series 2024A, Rev., 5.00%, 11/15/2040	1,000,000	1,043,158
Series 2024B, Rev., 5.00%, 11/15/2041	3,000,000	3,116,198
Series 2020A-1, Rev., A.G., 4.00%, 11/15/2043	2,590,000	2,336,481
Series 2020C-1, Rev., 5.25%, 11/15/2055	2,200,000	2,218,997
Metropolitan Transportation Authority Dedicated Tax Fund
Series 2012A, Rev., Zero Coupon, 11/15/2030	4,000,000	3,501,132
Series 2016A, Rev., 5.25%, 11/15/2034	1,020,000	1,023,880
Series 2026B-2, Rev., 5.00%, 11/15/2048	1,685,000	1,729,356
Series 2024A, Rev., 4.00%, 11/15/2051	1,000,000	857,221
MTA Hudson Rail Yards Trust Obligations Series 2016A, Rev., 5.00%, 11/15/2051	1,000,000	989,849
New York State Thruway Authority
Series L, Rev., 5.00%, 1/1/2032	2,250,000	2,308,972
Series N, Rev., 4.00%, 1/1/2041	2,500,000	2,329,192
Series R, Rev., 5.00%, 1/1/2053	1,000,000	1,015,629
Series R, Rev., 5.00%, 1/1/2056	1,000,000	1,013,258
New York Transportation Development Corp. New York State Thruway Areas Project Series 2021, Rev., AMT, 4.00%, 10/31/2041	1,430,000	1,314,815
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Series 2018, Rev., AMT, 5.00%, 1/1/2031	2,155,000	2,197,939
Series 2018, Rev., AMT, 4.00%, 1/1/2036	2,315,000	2,259,575
New York Transportation Development Corp., JFK International Airport New Terminal One Project Series 2024A, Rev., AMT, A.G., 5.25%, 12/31/2054	1,000,000	1,007,466
New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One Project
Series 2021, Rev., AMT, 3.00%, 8/1/2031	2,000,000	1,918,727
Series 2025, Rev., AMT, A.G., 6.00%, 6/30/2045	1,000,000	1,084,143
Series 2024, Rev., AMT, 5.50%, 6/30/2054	1,500,000	1,510,258
Series 2024B, Rev., AMT, A.G., 0.0%, 12/31/2054	2,000,000	1,283,028
Port Authority of New York and New Jersey, Consolidated
Series 221, Rev., AMT, 4.00%, 7/15/2039	1,355,000	1,269,471
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	15

JPMorgan New York Tax Free Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	Principal Amount($)	Value($)
Municipal Bonds — continued
New York — continued
Transportation — continued
Series 244, Rev., 5.00%, 7/15/2042	2,000,000	2,129,234
Series 248, Rev., 5.00%, 1/15/2050	2,000,000	2,060,605
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2013A, Rev., Zero Coupon, 11/15/2032	3,000,000	2,407,703
Series 2019C, Rev., 4.00%, 11/15/2042	1,375,000	1,281,410
Series 2025A-1, Rev., 5.00%, 11/15/2043	1,250,000	1,326,103
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Payroll Mobility Tax Senior Lien
Series 2023A, Rev., 4.00%, 11/15/2037	1,600,000	1,604,172
Series 2022A, Rev., 4.00%, 5/15/2041	2,040,000	1,918,791
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, TBTA Capital Lockbox
Series 2025A, Rev., 5.25%, 12/1/2054	2,000,000	2,049,172
Series 2023A, Rev., 4.25%, 5/15/2058	1,000,000	883,905
		62,902,238
Utility—5.9%
Long Island Power Authority, Electric System
Series 2024B, Rev., 3.00%, 9/1/2029 (b)	3,500,000	3,480,502
Series 2019A, Rev., 4.00%, 9/1/2034	2,725,000	2,754,145
Series 2018, Rev., 5.00%, 9/1/2035	2,000,000	2,063,902
Series 2021A, Rev., 4.00%, 9/1/2041	2,030,000	1,916,528
New York Power Authority
Series 2024A, Rev., 5.00%, 11/15/2041	1,500,000	1,603,107
Series 2020A, Rev., 4.00%, 11/15/2045	3,000,000	2,808,287
New York Power Authority, Green Transmission Project Series 2022A, Rev., A.G., 5.00%, 11/15/2035	840,000	904,044
New York State Energy Research and Development Authority, Rochester Gas and Electric Corp., Project
Series 2004B, Rev., AMT, 4.00%, 5/15/2032	1,000,000	1,012,339
Series 1997B, Rev., 3.80%, 8/1/2032	4,000,000	4,017,491
INVESTMENTS	Principal Amount($)	Value($)

New York — continued
Utility — continued
Utility Debt Securitization Authority, Restructuring Bond
Series 2016B, Rev., 5.00%, 12/15/2035	2,450,000	2,454,659
Series 2025TE-1, Rev., 5.00%, 12/15/2046	3,250,000	3,456,493
		26,471,497
Water & Sewer—4.2%
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2025 Series 2025DD, Rev., 5.50%, 6/15/2039	1,000,000	1,125,712
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2026 Series 2026, Subseries AA-1, Rev., 5.00%, 6/15/2044	1,000,000	1,057,138
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2018 Series 2018CC-1, Rev., 4.00%, 6/15/2037	1,150,000	1,140,535
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2020
Series 2020CC-1, Rev., 4.00%, 6/15/2041	2,000,000	1,862,223
Series 2020, Subseries DD-3, Rev., 4.00%, 6/15/2042	2,500,000	2,317,373
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2025 Series 2025AA, Subseries AA-1, Rev., 5.25%, 6/15/2053	1,000,000	1,026,970
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2026 Series 2026, Subseries G-1, Rev., 5.25%, 11/1/2050	1,000,000	1,030,947
New York City Water and Sewer System, Second General Resolution Series BB 1B, Rev., VRDO, 3.05%, 9/1/2026 (b)	6,000,000	6,000,000
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution
Series 2017E, Rev., 5.00%, 6/15/2038	1,240,000	1,254,061
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Exchange-Traded Funds	August 31, 2026

INVESTMENTS	Principal Amount($)	Value($)
Municipal Bonds — continued
New York — continued
Water & Sewer — continued
Series 2025C, Rev., 5.00%, 6/15/2050	1,000,000	1,037,294
Series 2024A, Rev., 5.25%, 6/15/2053	1,000,000	1,046,752
		18,899,005
Total New York		367,989,497
Ohio—1.1%
Other Revenue—0.9%
Buckeye Tobacco Settlement Financing Authority
Series 2020B-2, Rev., 5.00%, 6/1/2055	4,645,000	3,546,270
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	6,130,000	410,262
		3,956,532
Transportation—0.2%
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	1,000,000	1,014,637
Total Ohio		4,971,169
Other—0.5%
Other Revenue—0.5%
2026 Loan Holding-1 Series CR-2026, Rev., 3.16%, 9/10/2026 (c) (d)	2,250,000	2,241,870
Pennsylvania—0.2%
Housing—0.2%
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2024-146A, Rev., 6.25%, 10/1/2054	890,000	960,698
Puerto Rico—1.0%
General Obligation—0.2%
Commonwealth of Puerto Rico Series 2022A-1, GO, 5.63%, 7/1/2027	997,337	1,013,634
Other Revenue—0.8%
Children's Trust Fund, Tobacco Settlement Asset-Backed Series 2005A, Rev., Zero Coupon, 5/15/2050	3,750,000	752,702
Puerto Rico Sales Tax Financing Corp. Sales Tax
Series A-1, Rev., Zero Coupon, 7/1/2046	4,500,000	1,611,819
Series A-1, Rev., 5.00%, 7/1/2058	1,300,000	1,259,506
		3,624,027
Total Puerto Rico		4,637,661
INVESTMENTS	Principal Amount($)	Value($)

Texas—0.7%
Transportation—0.2%
City of San Antonio Airport System Series 2026, Rev., AMT, 5.50%, 7/1/2051	1,000,000	1,039,819
Utility—0.5%
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply
Series 2024, Rev., 5.00%, 1/1/2034 (b)	1,000,000	1,042,670
Series 2026, Rev., 5.00%, 4/1/2036	1,100,000	1,140,748
		2,183,418
Total Texas		3,223,237
Wisconsin—0.1%
Education—0.1%
Wisconsin Health and Educational Facilities Authority, Museum of Nature and Culture, Inc., Project Series 2026, Rev., 6.50%, 11/1/2036 (c)	500,000	509,435
Total Municipal Bonds (Cost $414,523,639)		410,003,308
	Shares
Short-Term Investments—7.4%
Investment Companies—6.9%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.41% (e) (f)(Cost $30,842,331)	30,836,527	30,842,694
U.S. Treasury Obligations—0.5%
U.S. Treasury Bills, 3.61% (g)(Cost $2,198,020)	2,200,000	2,198,002
Total Short-Term Investments—7.4% (Cost $33,040,351)		33,040,696
Total Investments—99.0% (Cost $447,563,990)		443,044,004
Assets in Excess of Other Liabilities—1.0%		4,514,137
Net Assets—100.0%		447,558,141

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CCRC	Congregate Care Retirement Center
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	17

JPMorgan New York Tax Free Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
COLL	Collateral
FHLMC	Federal Home Loan Mortgage Corp.
GO	General Obligation
MTA	Metropolitan Transportation Authority
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2026.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2026.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of August 31, 2026.
(g)	The rate shown is the effective yield as of August 31, 2026.
Futures contracts outstanding as of August 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	87	12/21/2026	USD	9,374,250	(52,477)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Exchange-Traded Funds	August 31, 2026

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2026 (Unaudited)

	JPMorgan California Tax Free Bond ETF (a)	JPMorgan New York Tax Free Bond ETF (b)
ASSETS:
Investments in non-affiliates, at value	$483,989,339	$412,201,310
Investments in affiliates, at value	18,245,481	30,842,694
Deposits at broker for futures contracts	194,000	175,000
Receivables:
Interest from non-affiliates	4,829,328	4,504,615
Dividends from affiliates	30,436	32,219
Total Assets	507,288,584	447,755,838
LIABILITIES:
Payables:
Due to custodian	43,952	39,421
Investment securities purchased — delayed delivery securities	5,966,877	—
Variation margin on futures contracts	12,125	10,875
Accrued liabilities:
Investment advisory fees	93,607	83,386
Administration fees	32,003	28,718
Custodian and accounting fees	17,598	16,147
Trustees’ and Chief Compliance Officer’s fees	271	247
Other	35,802	18,903
Total Liabilities	6,202,235	197,697
Net Assets	$501,086,349	$447,558,141
NET ASSETS:
Paid-in-Capital	$526,063,921	$467,511,937
Total distributable earnings (loss)	(24,977,572)	(19,953,796)
Total Net Assets	$501,086,349	$447,558,141
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	10,185,156	9,119,730
Net asset value, per share	$49.20	$49.08
Cost of investments in non-affiliates	$488,430,721	$416,721,659
Cost of investments in affiliates	18,244,777	30,842,331

(a)
JPMorgan California Tax Free Bond ETF acquired all of the assets and liabilities of the JPMorgan California Tax Free Bond Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on June 12, 2026. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan California Tax Free Bond ETF and will be used going forward. As a result, the information prior to close of business on June 12, 2026, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
JPMorgan New York Tax Free Bond ETF acquired all of the assets and liabilities of the JPMorgan New York Tax Free Bond Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on June 12, 2026. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan New York Tax Free Bond ETF and will be used going forward. As a result, the information prior to close of business on June 12, 2026, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	19

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2026 (Unaudited)

	JPMorgan California Tax Free Bond ETF (a)	JPMorgan New York Tax Free Bond ETF (b)
INVESTMENT INCOME:
Interest income from non-affiliates	$8,899,411	$8,815,063
Interest income from affiliates	—	792
Dividend income from affiliates	314,472	190,733
Total investment income	9,213,883	9,006,588
EXPENSES:
Investment advisory fees	746,206	692,733
Administration fees	186,552	173,183
Distribution fees (See Note 3.C.)	83,687	106,301
Service fees (See Note 3.D.)	215,389	212,679
Custodian and accounting fees	34,074	27,936
Interest expense to affiliates	1,764	2,011
Professional fees	32,069	33,819
Trustees’ and Chief Compliance Officer’s fees	13,133	13,055
Printing and mailing costs	14,842	17,970
Registration and filing fees	55,088	54,908
Transfer agency fees (See Note 2.H.)	737	3,288
Other	31,907	31,512
Total expenses	1,415,448	1,369,395
Less fees waived	(430,445)	(451,541)
Less expense reimbursements	(99,068)	(98,398)
Net expenses	885,935	819,456
Net investment income (loss)	8,327,948	8,187,132

(a)
JPMorgan California Tax Free Bond ETF acquired all of the assets and liabilities of the JPMorgan California Tax Free Bond Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on June 12, 2026. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan California Tax Free Bond ETF and will be used going forward. As a result, the information prior to close of business on June 12, 2026, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
JPMorgan New York Tax Free Bond ETF acquired all of the assets and liabilities of the JPMorgan New York Tax Free Bond Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on June 12, 2026. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan New York Tax Free Bond ETF and will be used going forward. As a result, the information prior to close of business on June 12, 2026, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Exchange-Traded Funds	August 31, 2026

	JPMorgan California Tax Free Bond ETF (a)	JPMorgan New York Tax Free Bond ETF (b)
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(588,845)	$(789,709)
Investments in affiliates	(1,776)	1,020
Options purchased	(117,188)	(111,328)
Futures contracts	(468,501)	(445,182)
Options written	70,313	66,797
Swaps	(151,886)	(145,399)
Net realized gain (loss)	(1,257,883)	(1,423,801)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(15,985,422)	(13,942,588)
Investments in affiliates	(39)	(708)
Options purchased	(82,031)	(77,929)
Futures contracts	(101,188)	(93,685)
Options written	46,875	44,531
Change in net unrealized appreciation/depreciation	(16,121,805)	(14,070,379)
Net realized/unrealized gains (losses)	(17,379,688)	(15,494,180)
Change in net assets resulting from operations	$(9,051,740)	$(7,307,048)

(a)
JPMorgan California Tax Free Bond ETF acquired all of the assets and liabilities of the JPMorgan California Tax Free Bond Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on June 12, 2026. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan California Tax Free Bond ETF and will be used going forward. As a result, the information prior to close of business on June 12, 2026, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
JPMorgan New York Tax Free Bond ETF acquired all of the assets and liabilities of the JPMorgan New York Tax Free Bond Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on June 12, 2026. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan New York Tax Free Bond ETF and will be used going forward. As a result, the information prior to close of business on June 12, 2026, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	21

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan California Tax Free Bond ETF (a)		JPMorgan New York Tax Free Bond ETF (b)
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$8,327,948	$13,654,483	$8,187,132	$14,259,388
Net realized gain (loss)	(1,257,883)	(2,312,571)	(1,423,801)	(3,842,938)
Change in net unrealized appreciation/depreciation	(16,121,805)	8,596,604	(14,070,379)	6,367,835
Change in net assets resulting from operations	(9,051,740)	19,938,516	(7,307,048)	16,784,285
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(6,963,099)	(13,614,577)	(6,884,897)	(14,225,267)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	28,358,300	105,064,514	(7,900,937)	74,490,154
NET ASSETS:
Change in net assets	12,343,461	111,388,453	(22,092,882)	77,049,172
Beginning of period	488,742,888	377,354,435	469,651,023	392,601,851
End of period	$501,086,349	$488,742,888	$447,558,141	$469,651,023

(a)
JPMorgan California Tax Free Bond ETF acquired all of the assets and liabilities of the JPMorgan California Tax Free Bond Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on June 12, 2026. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan California Tax Free Bond ETF and will be used going forward. As a result, the information prior to close of business on June 12, 2026, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
JPMorgan New York Tax Free Bond ETF acquired all of the assets and liabilities of the JPMorgan New York Tax Free Bond Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on June 12, 2026. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan New York Tax Free Bond ETF and will be used going forward. As a result, the information prior to close of business on June 12, 2026, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Exchange-Traded Funds	August 31, 2026

	JPMorgan California Tax Free Bond ETF (a)		JPMorgan New York Tax Free Bond ETF (b)
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CAPITAL TRANSACTIONS: (c)
Proceeds from shares issued	$30,159,742	$49,575,660	$15,619,231	$63,595,550
Distributions reinvested	1,582,842	5,470,629	1,463,107	4,610,891
Cost of shares redeemed	(10,830,534)	(44,804,900)	(13,700,223)	(34,236,640)
Change in net assets resulting from capital transactions	20,912,050	10,241,389	3,382,115	33,969,801
Class A
Proceeds from shares issued	4,721,565	32,357,558	1,950,443	41,832,605
Distributions reinvested	866,351	3,093,311	1,128,174	3,920,381
Cost of shares redeemed	(14,535,960)	(27,585,738)	(17,349,620)	(30,219,843)
Change in net assets resulting from Class A capital transactions	(8,948,044)	7,865,131	(14,271,003)	15,533,143
Class C
Proceeds from shares issued	338,015	1,210,948	143,551	4,633,764
Distributions reinvested	39,824	137,866	76,528	194,498
Cost of shares redeemed	(783,057)	(3,470,722)	(1,940,759)	(3,394,168)
Change in net assets resulting from Class C capital transactions	(405,218)	(2,121,908)	(1,720,680)	1,434,094
Class I
Proceeds from shares issued	37,750,345	129,411,779	18,683,887	107,878,692
Distributions reinvested	1,619,206	4,826,173	1,447,445	5,341,577
Cost of shares redeemed	(22,570,039)	(45,158,050)	(15,422,701)	(89,667,153)
Change in net assets resulting from Class I capital transactions	16,799,512	89,079,902	4,708,631	23,553,116
Total change in net assets resulting from capital transactions	$28,358,300	$105,064,514	$(7,900,937)	$74,490,154

(a)
JPMorgan California Tax Free Bond ETF acquired all of the assets and liabilities of the JPMorgan California Tax Free Bond Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on June 12, 2026. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan California Tax Free Bond ETF and will be used going forward. As a result, the information prior to close of business on June 12, 2026, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
JPMorgan New York Tax Free Bond ETF acquired all of the assets and liabilities of the JPMorgan New York Tax Free Bond Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on June 12, 2026. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan New York Tax Free Bond ETF and will be used going forward. As a result, the information prior to close of business on June 12, 2026, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
(c)
Reflects reorganization from the Acquired Fund on June 12, 2026. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	23

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
	JPMorgan California Tax Free Bond ETF (a)		JPMorgan New York Tax Free Bond ETF (b)
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
SHARE TRANSACTIONS: (c)
Issued	602,143	5,016,228	313,210	9,947,956
Reinvested	31,835	552,694	29,449	725,660
Redeemed	(217,689)	(4,546,954)	(275,780)	(5,410,569)
Change in Shares	416,289	1,021,968	66,879	5,263,047
Class A
Issued	94,310	3,185,419	39,015	6,575,127
Reinvested	17,427	304,378	22,704	620,666
Redeemed	(290,035)	(2,720,531)	(346,696)	(4,766,949)
Change in Class A Shares	(178,298)	769,266	(284,977)	2,428,844
Class C
Issued	6,747	119,732	2,859	726,019
Reinvested	801	13,715	1,541	30,776
Redeemed	(15,652)	(344,582)	(39,063)	(536,588)
Change in Class C Shares	(8,104)	(211,135)	(34,663)	220,207
Class I
Issued	753,819	13,028,539	374,374	16,946,402
Reinvested	32,568	486,582	29,146	840,422
Redeemed	(451,660)	(4,562,078)	(308,924)	(14,057,449)
Change in Class I Shares	334,727	8,953,043	94,596	3,729,375

(a)
JPMorgan California Tax Free Bond ETF acquired all of the assets and liabilities of the JPMorgan California Tax Free Bond Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on June 12, 2026. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan California Tax Free Bond ETF and will be used going forward. As a result, the information prior to close of business on June 12, 2026, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
JPMorgan New York Tax Free Bond ETF acquired all of the assets and liabilities of the JPMorgan New York Tax Free Bond Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on June 12, 2026. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan New York Tax Free Bond ETF and will be used going forward. As a result, the information prior to close of business on June 12, 2026, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
(c)
Reflects reorganization from the Acquired Fund on June 12, 2026. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Exchange-Traded Funds	August 31, 2026

THIS PAGE IS INTENTIONALLY LEFT BLANK

25

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance (a)
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan California Tax Free Bond ETF (h)
Six Months Ended August 31, 2026 (Unaudited)	$50.81	$0.85	$(1.75)	$(0.90)	$(0.71)
Year Ended February 28, 2026	50.21	1.70	0.55	2.25	(1.65)
Year Ended February 28, 2025	50.56	1.55	(0.35)	1.20	(1.55)
Year Ended February 29, 2024	49.61	1.35	0.95	2.30	(1.35)
Year Ended February 28, 2023	52.26	1.10	(2.65)	(1.55)	(1.10)
Year Ended February 28, 2022	54.12	0.90	(1.86)	(0.96)	(0.90)

(a)
Per share amounts reflect the conversion of the JPMorgan California Tax Free Bond Fund ("Acquired Fund") into JPMorgan California Tax Free Bond ETF (the
"Fund") as of the close of business on June 12, 2026. See Note 1.

(b)	Annualized for periods less than one year, unless otherwise noted.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)
The Fund acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on June 12, 2026. Market price returns are calculated using the official closing price of the Fund on the listing exchange as of the time that the Fund's net asset value ("NAV") is calculated. Prior to the Fund's listing on June 15, 2026, the NAV performance of the Class R6 Shares of the Acquired Fund is used as proxy market price returns.

(g)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(h)
The Fund acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on June 12, 2026. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Acquired Fund’s Class R6 Shares for the period March 1, 2021 up through the reorganization.

(i)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Exchange-Traded Funds	August 31, 2026

		Ratios/Supplemental data
					Ratios to average net assets (b)
Net asset value, end of period	Market price, end of period	Total Return(d)(e)	Market price total return(d)(f)	Net assets, end of period	Net expenses(g)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(d)

$49.20	$49.25	(1.78)%	(1.68)%	$501,086,349	0.34%(i)	3.37%(i)	0.44%(i)	22%
50.81	50.81	4.68	4.68	176,134,626	0.34	3.39	0.44	41
50.21	50.21	2.48	2.48	163,906,367	0.34	3.13	0.45	61
50.56	50.56	4.77	4.77	124,018,588	0.35	2.74	0.47	36
49.61	49.61	(2.92)	(2.92)	111,313,297	0.38	2.19	0.45	25
52.26	52.26	(1.80)	(1.80)	144,406,580	0.40	1.63	0.43	11
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	27

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance (a)
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan New York Tax Free Bond ETF (h)
Six Months Ended August 31, 2026 (Unaudited)	$79.11	$0.89	$(30.17)	$(29.28)	$(0.75)
Year Ended February 28, 2026	78.18	2.65	0.85	3.50	(2.57)
Year Ended February 28, 2025	78.72	2.42	(0.54)	1.88	(2.42)
Year Ended February 29, 2024	77.24	2.11	1.48	3.59	(2.11)
Year Ended February 28, 2023	81.38	1.72	(4.14)	(2.42)	(1.72)
Year Ended February 28, 2022	84.26	1.40	(2.88)	(1.48)	(1.40)

(a)
Per share amounts reflect the conversion of the JPMorgan New York Tax Free Bond Fund ("Acquired Fund") into JPMorgan New York Tax Free Bond ETF (the
"Fund") as of the close of business on June 12, 2026. See Note 1.

(b)	Annualized for periods less than one year, unless otherwise noted.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)
The Fund acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on June 12, 2026. Market price returns are calculated using the official closing price of the Fund on the listing exchange as of the time that the Fund's net asset value ("NAV") is calculated. Prior to the Fund's listing on June 15, 2026, the NAV performance of the Class R6 Shares of the Acquired Fund is used as proxy market price returns.

(g)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(h)
The Fund acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on June 12, 2026. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Acquired Fund’s Class R6 Shares for the period March 1, 2021 up through the reorganization.

(i)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Exchange-Traded Funds	August 31, 2026

		Ratios/Supplemental data
					Ratios to average net assets (b)
Net asset value, end of period	Market price, end of period	Total Return(d)(e)	Market price total return(d)(f)	Net assets, end of period	Net expenses(g)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(d)

$49.08	$49.01	(1.60)%	(1.74)%	$447,558,141	0.34%(i)	3.57%(i)	0.44%(i)	22%
79.11	79.11	4.68	4.68	162,549,352	0.34	3.39	0.44	41
78.18	78.18	2.48	2.48	127,867,556	0.34	3.13	0.45	61
78.72	78.72	4.77	4.77	126,898,109	0.35	2.74	0.47	36
77.24	77.24	(2.92)	(2.92)	129,008,291	0.38	2.19	0.45	25
81.38	81.38	(1.80)	(1.80)	127,964,071	0.40	1.63	0.43	11
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	29

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited)
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The following are 2 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
Diversification Classification
JPMorgan California Tax Free Bond ETF	Diversified
JPMorgan New York Tax Free Bond ETF	Diversified
Pursuant to an Agreement and Plan of Reorganization and Liquidation previously approved by the Board of Trustees of the applicable mutual fund trust, the following mutual funds (each, an “Acquired Fund” and collectively the “Acquired Funds”) were each reorganized into a newly created exchange-traded fund (each, a “Reorganization”) as of the close of business on the dates noted below (each, a “Closing Date”):
Acquired Fund	Fund	Closing Date
JPMorgan California Tax Free Bond Fund	JPMorgan California Tax Free Bond ETF	June 12, 2026
JPMorgan New York Tax Free Bond Fund	JPMorgan New York Tax Free Bond ETF	June 12, 2026
Following its Reorganization, each Acquired Fund’s performance (Class R6 Shares) and financial history were adopted by the new Fund. In connection with each Reorganization, each shareholder of an Acquired Fund (except as noted below) received shares of the surviving Fund equal in value to the number of shares of the Acquired Fund they owned on the Closing Date, including a cash payment in lieu of fractional shares of the Fund, which cash payment might have been taxable. Shareholders of an Acquired Fund who did not hold their shares through a brokerage account that could accept shares of the Fund on the Closing Date had their Acquired Fund's shares liquidated, and such shareholders received cash equal in value to their Acquired Fund's shares, which cash payment might have been taxable. Shareholders of an Acquired Fund who held their shares through a fund direct individual retirement account and did not take action prior to the applicable Reorganization had their Acquired Fund's shares exchanged for Morgan Shares of the JPMorgan U.S. Government Money Market Fund equal in value to their Acquired Fund's shares. Each Fund has the same investment adviser, investment objective and fundamental investment policies and substantially similar investment strategies as its Acquired Fund. Effective as of the close of business on its Closing Date, each Acquired Fund ceased operations in connection with the consummation of its Reorganization.
Costs incurred by the Funds and the Acquired Funds associated with each Reorganization (including the legal costs associated with each Reorganization) were borne by the Adviser by waiving fees or reimbursing expenses to offset the costs incurred by each Fund or Acquired Fund associated with each Reorganization, including any brokerage fees and expenses incurred by the Fund or Acquired Fund related to the disposition and acquisition of assets as part of each Reorganization. Brokerage fees and expenses related to the disposition and acquisition of assets (including any disposition to raise cash to pay redemption proceeds) that were incurred in the ordinary course of business were borne by the Funds and the Acquired Funds. The management fee of each Fund is the same as the management fee of the corresponding Acquired Fund. The total annual fund operating expenses of each Fund is expected to be lower than the net expenses of each share class of the Acquired Fund after taking into consideration the expense limitation agreement the Adviser has entered into with the Funds for a term ending June 30, 2029. Each Reorganization did not result in a material change to the Acquired Funds' portfolio holdings. There are no material differences in accounting policies of the Acquired Funds as compared to those of the Funds.
Each Fund did not purchase or sell securities following its Reorganization for purposes of realigning its investment portfolio. Accordingly, each Reorganization of an Acquired Fund did not affect the corresponding Fund’s portfolio turnover ratios for the six months ended August 31, 2026.
The investment objective of JPMorgan California Tax Free Bond ETF ("California Tax Free Bond ETF") is to seek to provide high after-tax total return for California residents consistent with moderate risk of capital.
The investment objective of JPMorgan New York Tax Free Bond ETF ("New York Tax Free Bond ETF") is to seek to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.
Shares of each Fund are listed and traded at market price on an exchange as follows:
Listing Exchange
California Tax Free Bond ETF	NYSE Arca, Inc.
New York Tax Free Bond ETF	NYSE Arca, Inc.
Market prices for the Funds' shares may be different from their net asset value (“NAV”).
The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units”. Creation Units are issued and

30	J.P. Morgan Exchange-Traded Funds	August 31, 2026

redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	31

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
California Tax Free Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant observable inputs	Total
Investments in Securities
Municipal Bonds	$—	$478,993,879	$—	$478,993,879
Short-Term Investments
Investment Companies	18,245,481	—	—	18,245,481
U.S. Treasury Obligations	—	4,995,460	—	4,995,460
Total Short-Term Investments	18,245,481	4,995,460	—	23,240,941
Total Investments in Securities	$18,245,481	$483,989,339	$—	$502,234,820
Depreciation in Other Financial Instruments
Futures Contracts	$(58,509)	$—	$—	$(58,509)

New York Tax Free Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant observable inputs	Total
Investments in Securities
Municipal Bonds	$—	$410,003,308	$—	$410,003,308
Short-Term Investments
Investment Companies	30,842,694	—	—	30,842,694
U.S. Treasury Obligations	—	2,198,002	—	2,198,002
Total Short-Term Investments	30,842,694	2,198,002	—	33,040,696
Total Investments in Securities	$30,842,694	$412,201,310	$—	$443,044,004
Depreciation in Other Financial Instruments
Futures Contracts	$(52,477)	$—	$—	$(52,477)
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of August 31, 2026, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— California Tax Free Bond ETF purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Fund may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Fund may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund's transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a Fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated

32	J.P. Morgan Exchange-Traded Funds	August 31, 2026

account at the Fund's custodian bank and is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Fund is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan.
California Tax Free Bond ETF had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2026, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statement of Assets and Liabilities. The values of these securities held at August 31, 2026 are detailed on the SOI, if any.
D. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value (but generally 102% or 105%, as explained below) plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrower. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
The Funds did not lend out any securities during the six months ended August 31, 2026.
E. Investment Transactions with Affiliates— The Funds invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuer listed in the tables below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
California Tax Free Bond ETF
For the six months ended August 31, 2026*
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2026	Shares at August 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.41% (a) (b)	$43,458,039	$157,043,936	$182,254,679	$(1,776)	$(39)	$18,245,481	18,241,833	$314,472	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2026.
*
Following the Reorganization, the Acquired Fund's performance and financial history were adopted by the Fund. The table includes transactions from the Acquired Fund for the period February 28, 2026 through June 12, 2026.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	33

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
New York Tax Free Bond ETF
For the six months ended August 31, 2026*
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2026	Shares at August 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.41% (a) (b)	$31,040,511	$117,939,807	$118,137,936	$1,020	$(708)	$30,842,694	30,836,527	$190,733	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2026.
*
Following the Reorganization, the Acquired Fund's performance and financial history were adopted by the Fund. The table includes transactions from the Acquired Fund for the period February 28, 2026 through June 12, 2026.

F. Derivatives— The Funds used derivative instruments including options, futures contracts and swaps, in connection with their investment strategy. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Funds to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds' risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.
The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds' ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds' net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Funds.
Notes F(1) — F(3) below describe the various derivatives used by the Funds.
(1) Options— The Funds purchased and/or sold ("wrote") put and call options on securities to gain long or short exposure to the underlying instrument. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.
Options Purchased — Premiums paid by the Funds for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Funds will lose the entire premium it paid and records a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written— Premiums received by the Funds for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation of options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds are added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to

34	J.P. Morgan Exchange-Traded Funds	August 31, 2026

determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
The Funds pledge collateral to the counterparty in the form of securities for options written. Securities designated as collateral are denoted on the SOIs.
Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.
The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Funds' exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2) Futures Contracts— The Funds used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to interest rate risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(3) Swaps— The Funds engaged in various swap transactions to manage interest rate risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Funds are recorded as assets or liabilities, respectively, on the Statements of Assets and Liabilities and are amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, a Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Portfolio Investments, while cash deposited, which is considered restricted, is reported as Deposits at broker for centrally cleared swaps on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on swaps on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Funds may be required to post or receive collateral based on the net value of the Funds' outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds' custodian bank. For certain counterparties, cash collateral posted by the Funds is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Funds is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A., an affiliate of the Fund.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	35

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
The Funds may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund s to close out their position(s); and (iv) documentation risk relating to disagreement over contract terms.
The Funds’ OTC swap contracts are subject to master netting arrangements.
Interest Rate Swaps
The Funds entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate, while the other is typically based on a fixed interest rate.
Derivatives Volume
The table below discloses the volume of the Funds' options, futures contracts and swaps activity during the six months ended August 31, 2026:
	California Tax Free Bond ETF	New York Tax Free Bond ETF
Futures Contracts:
Average Notional Balance Long	$10,952,388	$10,336,705
Ending Notional Balance Long	10,451,750	9,374,250
Interest Rate-Related Swaps:
Average Notional Balance - Receives Fixed Rate	11,037,500	10,566,071
Exchange-Traded Options:
Average Number of Contracts Purchased	429	407
Average Number of Contracts Written	(429)	(407)
G. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income and distributions of net investment income and realized capital gains from the Underlying Funds, if any, are recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
H. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Acquired Funds for the period March 1, 2026 through Closing Date for California Tax Free Bond ETF and New York Tax Free Bond ETF were as follows:
	Class A	Class C	Class I	ETF Shares	Total
California Tax Free Bond ETF
Transfer agency fees	$485	$186	$(380)	$446	$737
New York Tax Free Bond ETF
Transfer agency fees	1,771	279	817	421	3,288
I. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of August 31, 2026, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

36	J.P. Morgan Exchange-Traded Funds	August 31, 2026

J. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
K. Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

California Tax Free Bond ETF	0.30%
New York Tax Free Bond ETF	0.30
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.G.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the six months ended August 31, 2026, the effective annualized rate was 0.075% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.G.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to JPMIM.
C. Distribution Fees— Up through the Closing Date, pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, served as the Acquired Funds' principal underwriter and promoted and arranged for the sale of the Acquired Funds' shares.
Up through the Closing Date, the Acquired Funds' Board of Trustees had adopted a Distribution Plan the “Distribution Plan”) for Class A and Class C Shares of the Acquired Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R6 Shares of the Acquired Funds did not charge a distribution fee. The Distribution Plan provided that the Acquired Funds shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C
California Tax Free Bond ETF	0.25%	0.75%
New York Tax Free Bond ETF	0.25	0.75
For the period March 1, 2026 through the Closing Date, JPMDS waived its distribution fee for California Tax Free Bond ETF and New York Tax Free Bond ETF.
In addition, up through the Closing Date, JPMDS was entitled to receive the front-end sales charges from purchases of Class A Shares and the contingent deferred sales charge ("CDSC") from redemptions of Class C Shares and certain Class A Shares of the Acquired Funds for which front-end sales charges have been waived. For the period March 1, 2026 through the Closing Date for JPMorgan California Tax Free Bond ETF and New York Tax Free Bond ETF, JPMDS did not retain any front-end sales charges or CDSCs.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	37

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
D. Service Fees— Up through the Closing Date, JPMorgan Trust I, on behalf of the Acquired Funds, had entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provided certain support services to fund shareholders. For performing these services, JPMDS received a fee with respect to all share classes of the Acquired Funds, except Class R6 Shares which did not charge a service fee, that was accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I
California Tax Free Bond ETF	0.25%	0.25%	0.25%
New York Tax Free Bond ETF	0.25	0.25	0.25

Prior to the Closing Date, JPMDS had entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invested in the Acquired Funds. Pursuant to such contracts, JPMDS paid all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.G.
E. Custodian, Accounting and Transfer Agent Fees— JPMCB provides portfolio custody, accounting and transfer agency services (effective as of the Closing Date) to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. The amounts paid directly to JPMCB by the Funds for transfer agency services are included in Transfer agency fees on the Statements of Operations.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are used to offset certain custodian charges incurred by the Funds for these transactions.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Distribution Services— The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for its distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
G. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS had contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.34% of California Tax Free Bond ETF's average daily net assets and 0.34% of New York Tax Free Bond ETF's average daily net assets.
Beginning with the Closing Date, the expense limitation agreement was in effect for the six months ended August 31, 2026, and the contractual expense limitation is in place until at least June 30, 2029.
Prior to the Closing date, the Adviser, Administrator and/or JPMDS had contractually agreed to waive fees and/or reimburse the Acquired Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Acquired Funds’ respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R6
JPMorgan California Tax Free Bond ETF	0.55%	1.05%	0.45%	0.35%
JPMorgan New York Tax Free Bond ETF	0.55	1.05	0.45	0.35

38	J.P. Morgan Exchange-Traded Funds	August 31, 2026

For the six months ended August 31, 2026, the Funds' service providers waived fees and/or reimbursed expenses for the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers					Voluntary Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements	12b-1
California Tax Free Bond ETF	$113,943	$58,954	$158,613	$331,510	$99,068	$83,687
New York Tax Free Bond ETF	112,576	58,377	165,108	336,061	98,398	106,301
Additionally, the Funds may invest in one or more money market funds advised by the Adviser ("Affiliated Money Market Funds"). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the Affiliated Money Market Fund on the applicable Fund’s investment in such Affiliated Money Market Fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these Affiliated Money Market Funds for the six months ended August 31, 2026 were as follows:

California Tax Free Bond ETF	$15,248
New York Tax Free Bond ETF	9,179
H. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The Funds, along with certain other affiliated funds, make reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
During the six months ended August 31, 2026, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended August 31, 2026, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
California Tax Free Bond ETF	$155,349,096	$102,871,753
New York Tax Free Bond ETF	94,948,956	103,218,096
During the six months ended August 31, 2026, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2026 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Tax Free Bond ETF	$506,675,498	$2,975,673	$7,474,860	$(4,499,187)
New York Tax Free Bond ETF	447,563,990	2,429,936	7,002,399	(4,572,463)

August 31, 2026	J.P. Morgan Exchange-Traded Funds	39

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
At February 28, 2026, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
California Tax Free Bond ETF	$5,621,972	$14,935,950
New York Tax Free Bond ETF	6,650,581	8,370,027
Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 28, 2026, the Funds deferred to March 1, 2026 the following net capital losses (gains):
	Net Capital Losses (Gains)
	Short-Term	Long-Term
New York Tax Free Bond ETF	$150,664	$67,293
6. Capital Share Transactions
The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds' shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of fixed income securities and other instruments (“Deposit Instruments”) and cash as described in the Funds' registration statement. In these instances, collateral is received from the Authorized Participant in an amount equal to the sum of the cash amount, plus at least 105% for the Funds of the market value of undelivered Deposit Instruments, which is held in a segregated account at the Funds' custodian. The value of the collateral, if any, is recorded as Segregated cash balance with the Authorized Participant for deposit securities and Collateral upon return of deposit securities, on the Statements of Assets and Liabilities. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
7. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended August 31, 2026.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2026.
JPMorgan Trust I, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into an existing joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York, as administrative agent for the lenders.
This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days

40	J.P. Morgan Exchange-Traded Funds	August 31, 2026

with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater of the federal funds effective rate or the one-month Adjusted Secured Overnight Financing Rate. Effective August 4, 2026, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Acquired Funds did not utilize the Credit Facility during the period March 1, 2026 through the Closing Date. The Funds are not part of the Credit Facility.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Funds’ holdings. During such periods, investors may incur significant losses if shares are sold.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses and could make derivatives more difficult for the Funds to value accurately.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties they are invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds.
The Funds invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Tax Free Bond Fund and New York Tax Free Bond Fund primarily invest in issuers in the states of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Funds’ ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, trade wars, retaliatory trade measures, sanctions and other trade barriers, supply chain disruptions, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

August 31, 2026	J.P. Morgan Exchange-Traded Funds	41

J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. August 2026.
SAN-ETFCON3-826

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Initial Investment Advisory Agreements
On November 18-20, 2025, the Board of Trustees (the “Board” or the “Trustees”) held meetings and approved the initial investment advisory agreements (each an “Advisory Agreement” and collectively, the “Advisory Agreements”) for the Funds. The Advisory Agreements were approved by a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreement or any of their affiliates. In connection with the approval of each Advisory Agreement, the Trustees considered and reviewed written materials prepared by J.P. Morgan Investment Management Inc. (the “Adviser”) and received oral presentations from Adviser personnel. The Trustees noted that each Fund was anticipated to commence operations by acquiring the assets of a mutual fund for which the Adviser serves as investment adviser (each, an “Acquired Fund” and together, the “Acquired Funds”). Before voting on the proposed Advisory Agreements, the Trustees reviewed each Advisory Agreement with representatives of the Adviser, counsel to the Funds, and independent legal counsel to the Trustees and received a memorandum from independent legal counsel reviewing the legal standards for their consideration of the proposed Advisory Agreements. They also considered information they received from the Adviser over the course of the year in connection with their oversight of other funds managed by the Adviser. The Trustees also discussed each proposed Advisory Agreement with independent legal counsel in executive session at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. The Trustees considered information provided with respect to the Funds and the approval of the Advisory Agreements. Each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. After considering and weighing the factors and information they had received, the Trustees found that the proposed compensation to be received by the Adviser from each Fund under its Advisory Agreement was fair and reasonable and that initial approval of the Advisory Agreement was in the best interests of each Fund and its potential shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
In connection with the approval of each Fund’s initial Advisory Agreement, the Trustees considered the materials furnished specifically in connection with the approval of the Advisory Agreement, as well as other relevant information furnished for the Trustees, regarding the nature, extent, and quality of services provided by the Adviser. Among other things, the Trustees considered:
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The background and experience of the Adviser’s senior management and investment personnel;
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The qualifications, backgrounds and responsibilities of the portfolio management team to be primarily responsible for the day-to-day management of each Fund;
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The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
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The Adviser’s risk management processes, systems and oversight;
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Information about the structure and distribution strategy of each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
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The administration services to be provided by the Adviser in its role as Administrator;
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Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
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The overall reputation and capabilities of the Adviser and its affiliates;
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The commitment of the Adviser to provide high quality service to the Funds;
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Their overall confidence in the Adviser’s integrity; and
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The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Funds by the Adviser.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits expected to be received by the Adviser and its affiliates as a result of their relationship with the Funds. Additionally, the Trustees considered that any fall-out or ancillary benefits would be comparable to those related to the other funds in the complex. The Trustees also considered the benefits to the Adviser and its affiliates from the conversion of a mutual fund to an ETF, for example, through the expansion of the Adviser’s ETF offerings.

The Trustees also considered the fees the Adviser is expected to earn from the Funds for providing administration services, the fees that JPMorgan Distribution Services, Inc. (“JPMDS”) received in its role as the Funds’ principal underwriter and for providing services in connection with that role, and the Trustees also considered the benefits the Adviser is expected to receive as the result of JPMorgan Chase Bank, N.A.’s (“JPMCB”), an affiliate of the Adviser, roles as custodian, fund accountant and transfer agent for the Funds, including the profitability of those arrangements to JPMCB.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale and/or share in any benefits or economies of scale realized by the Adviser. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints, but noted that the Adviser has agreed to implement a contractual expense limitation and fee waiver for each Fund (“Fee Cap”) which allows each Fund’s shareholders to share potential economies of scale, and that the proposed fees are fair and reasonable relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser’s and JPMDS’s, an affiliate of the Adviser which serves as the Funds’ distributor and principal underwriter, ongoing investments in their businesses in support of the Funds, including the Adviser’s and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, cybersecurity measures, and investments into artificial intelligence), retention of key talent, and regulatory support enhancements. The Trustees concluded that the proposed fee structure for each Fund, including the Fee Cap that the Adviser has agreed to implement that serves to limit the overall net expense ratio of each Fund at a competitive level, was reasonable. The Trustees concluded that each Fund’s shareholders will receive the benefits of potential economies of scale through the Fee Cap and the Adviser’s reinvestment in its operations to serve each Fund and its shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Fees Relative to Adviser’s Other Clients
The Trustees considered the Adviser’s view that it manages one account (the relevant Acquired Fund) with a substantially similar investment strategy to that of each Fund. The Trustees concluded that the fees charged to each Fund in comparison to those charged to such other clients were reasonable. The Trustees also considered the benefits to the shareholders of each Acquired Fund from the fact that the total expense ratio of each Fund, after application of the Fee Cap, would be lower than that of its corresponding Acquired Fund.
Investment Performance
The Trustees considered each Fund’s investment strategy and processes, the portfolio management team and competitive positioning against identified peer funds and concluded that the prospects for competitive future performance were acceptable. In addition, because each Fund was anticipated to commence operations by acquiring the assets of the relevant Acquired Fund, and each Fund would retain the performance history of the relevant Acquired Fund, the Trustees were provided with performance information for the relevant Acquired Fund.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate that will be paid by each Fund to the Adviser and compared that rate to information prepared by Broadridge Investor Communications Solutions Inc. (“Broadridge”), an independent provider of investment company data, providing management fee rates paid by other funds in the same Morningstar category as each Fund. The Trustees also reviewed information about other projected expenses and the expense ratios for each Fund. The Trustees considered the projected Fee Cap proposed for each Fund, and the net advisory fee rate and net expense ratio for each Fund, after taking into account any projected waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees noted that each Fund’s estimated net advisory fees and total expenses were in line with identified peer funds. The Trustees also considered the fees paid to JPMDS for distribution and related services and the profitability of those arrangements to JPMDS, as well as the fees paid to JPMCB for custody, transfer agency and other related services for the Funds and the profitability of these arrangements to JPMCB.
The Trustees considered how the Funds will be positioned against peer funds, as identified by management and/or Broadridge, as well as how the peer funds included in the Broadridge data differed from each Fund. The Trustees also noted that because the Funds were not yet operational, no profitability information was available; however, the Trustees considered the profitability information for the Acquired Funds which they had received in connection with the most recent annual approval of the Acquired Funds’ investment advisory agreements. After considering the factors identified above and other factors, in light of the information, the Trustees concluded that each Fund’s proposed advisory fee was fair and reasonable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Exchange-Traded Fund Trust

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
November 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
November 2, 2026

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
November 2, 2026